UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07238
SUNAMERICA SERIES TRUST
(Exact name of registrant as specified in charter)

21650 Oxnard Street, Woodland Hills, CA 91367
(Address of principal executive offices)
John T. Genoy, President
SunAmerica Asset Management, LLC
30 Hudson Street, 16th Floor
Jersey City, NJ 07302
(Name and address of agent for service)
Registrant's telephone number, including area code:
(201) 324-6414
Date of fiscal year end:
January 31
Date of reporting period:
January 31, 2025
Item 1. Reports to Stockholders.
(a) The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

SunAmerica Series Trust
SA AB
Growth
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA AB Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Growth Portfolio (Class 1)*	$71	0.63%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 25.07% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 32.68% for the Russell 1000® Growth Index (the "Performance Index"). U.S. equities rose over the trailing twelve-month period. Sizable gains in certain mega-cap technology companies had led growth stocks to significantly outperform their value counterparts.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | communication services; information technology; real estate
Security selection in the following sectors  | communication services; information technology; materials
Position weightings  | Netflix, Inc.; Arista Networks, Inc.; Microsoft Corp.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | health care; consumer staples; cash
Security selection in the following sectors  | consumer discretionary; financials; consumer staples
Position weightings  | Tesla, Inc. (lack of exposure); Monster Beverage Corp.; Celsius Holdings, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA AB Growth Portfolio (Class 1)	25.07%	16.80%	16.46%
S&P 500® Index	26.38%	15.17%	13.76%
Russell 1000® Growth Index	32.68%	18.90%	17.18%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,834M
Total number of portfolio holdings	52
Total net advisory fee paid	$11.1M
Portfolio turnover rate during the reporting period	26%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	24.5%
Semiconductors	18.5%
Software	13.0%
Retail	10.8%
Diversified Financial Services	6.2%
Healthcare-Products	3.7%
Pharmaceuticals	3.6%
Telecommunications	3.2%
Commercial Services	2.1%
Beverages	2.1%
Distribution/Wholesale	2.0%
Healthcare-Services	1.4%
Biotechnology	1.4%
Chemicals	1.3%
Machinery-Diversified	1.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T774 (03/25)

SunAmerica Series Trust
SA AB
Growth
Class 2
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA AB Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Growth Portfolio (Class 2)*	$88	0.78%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 24.90% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 32.68% for the Russell 1000® Growth Index (the "Performance Index"). U.S. equities rose over the trailing twelve-month period. Sizable gains in certain mega-cap technology companies had led growth stocks to significantly outperform their value counterparts.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | communication services; information technology; real estate
Security selection in the following sectors  | communication services; information technology; materials
Position weightings  | Netflix, Inc.; Arista Networks, Inc.; Microsoft Corp.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | health care; consumer staples; cash
Security selection in the following sectors  | consumer discretionary; financials; consumer staples
Position weightings  | Tesla, Inc. (lack of exposure); Monster Beverage Corp.; Celsius Holdings, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA AB Growth Portfolio (Class 2)	24.90%	16.63%	16.28%
S&P 500® Index	26.38%	15.17%	13.76%
Russell 1000® Growth Index	32.68%	18.90%	17.18%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,834M
Total number of portfolio holdings	52
Total net advisory fee paid	$11.1M
Portfolio turnover rate during the reporting period	26%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	24.5%
Semiconductors	18.5%
Software	13.0%
Retail	10.8%
Diversified Financial Services	6.2%
Healthcare-Products	3.7%
Pharmaceuticals	3.6%
Telecommunications	3.2%
Commercial Services	2.1%
Beverages	2.1%
Distribution/Wholesale	2.0%
Healthcare-Services	1.4%
Biotechnology	1.4%
Chemicals	1.3%
Machinery-Diversified	1.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T576 (03/25)

SunAmerica Series Trust
SA AB
Growth
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA AB Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Growth Portfolio (Class 3)*	$99	0.88%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 24.76% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 32.68% for the Russell 1000® Growth Index (the "Performance Index"). U.S. equities rose over the trailing twelve-month period. Sizable gains in certain mega-cap technology companies had led growth stocks to significantly outperform their value counterparts.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | communication services; information technology; real estate
Security selection in the following sectors  | communication services; information technology; materials
Position weightings  | Netflix, Inc.; Arista Networks, Inc.; Microsoft Corp.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | health care; consumer staples; cash
Security selection in the following sectors  | consumer discretionary; financials; consumer staples
Position weightings  | Tesla, Inc. (lack of exposure); Monster Beverage Corp.; Celsius Holdings, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA AB Growth Portfolio (Class 3)	24.76%	16.51%	16.16%
S&P 500® Index	26.38%	15.17%	13.76%
Russell 1000® Growth Index	32.68%	18.90%	17.18%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,834M
Total number of portfolio holdings	52
Total net advisory fee paid	$11.1M
Portfolio turnover rate during the reporting period	26%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	24.5%
Semiconductors	18.5%
Software	13.0%
Retail	10.8%
Diversified Financial Services	6.2%
Healthcare-Products	3.7%
Pharmaceuticals	3.6%
Telecommunications	3.2%
Commercial Services	2.1%
Beverages	2.1%
Distribution/Wholesale	2.0%
Healthcare-Services	1.4%
Biotechnology	1.4%
Chemicals	1.3%
Machinery-Diversified	1.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T568 (03/25)

SunAmerica Series Trust
SA AB Small &
Mid Cap Value
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Small & Mid Cap Value Portfolio (Class 1)*	$99	0.91%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 16.81% for the year ended January 31, 2025, compared to 26.32% for the Russell 3000® Index (a broad-based securities market index) and 18.07% for the Russell 2500® Value Index (the "Performance Index"). Small and mid cap stocks gained over the period but lagged large caps which were led by mega cap technology names. Within small and mid cap stocks, value stocks trailed growth with the Russell 2500® Growth returning 20.99% and the Russell 2500® Value returning 18.07%.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | materials; information technology; industrials
Security selection in the following sectors  | industrials; information technology; materials
Position weightings  | MasTec, Inc.; Tapestry, Inc.; Dycom Industries, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | consumer discretionary; utilities; consumer staples
Security selection in the following sectors  | health care; consumer staples; utilities
Position weightings  | Adient PLC; AMN Healthcare Services, Inc.; Robinhood Markets, Inc., Class A (lack of exposure)
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA AB Small & Mid Cap Value Portfolio (Class 1)	16.81%	10.92%	8.51%
Russell 3000® Index	26.32%	14.60%	13.21%
Russell 2500® Value Index	18.07%	9.98%	8.44%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$506M
Total number of portfolio holdings	87
Total net advisory fee paid	$4.4M
Portfolio turnover rate during the reporting period	56%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	12.0%
Retail	6.5%
REITS	6.3%
Commercial Services	5.4%
Diversified Financial Services	4.0%
Apparel	3.9%
Oil & Gas	3.8%
Machinery-Diversified	3.8%
Internet	3.7%
Computers	3.7%
Healthcare-Services	3.6%
Insurance	3.2%
Healthcare-Products	2.9%
Electric	2.8%
Transportation	2.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective November 1, 2024 (the “Effective Date”), the contractual advisory fee waiver was amended to increase the waiver amount from 0.05% to 0.07% of average daily net assets at each of the Portfolio’s advisory fee breakpoint levels. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C671 (03/25)

SunAmerica Series Trust
SA AB Small &
Mid Cap Value
Class 2
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Small & Mid Cap Value Portfolio (Class 2)*	$115	1.06%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 16.56% for the year ended January 31, 2025, compared to 26.32% for the Russell 3000® Index (a broad-based securities market index) and 18.07% for the Russell 2500® Value Index (the "Performance Index"). Small and mid cap stocks gained over the period but lagged large caps which were led by mega cap technology names. Within small and mid cap stocks, value stocks trailed growth with the Russell 2500® Growth returning 20.99% and the Russell 2500® Value returning 18.07%.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | materials; information technology; industrials
Security selection in the following sectors  | industrials; information technology; materials
Position weightings  | MasTec, Inc.; Tapestry, Inc.; Dycom Industries, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | consumer discretionary; utilities; consumer staples
Security selection in the following sectors  | health care; consumer staples; utilities
Position weightings  | Adient PLC; AMN Healthcare Services, Inc.; Robinhood Markets, Inc., Class A (lack of exposure)
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA AB Small & Mid Cap Value Portfolio (Class 2)	16.56%	10.76%	8.36%
Russell 3000® Index	26.32%	14.60%	13.21%
Russell 2500® Value Index	18.07%	9.98%	8.44%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$506M
Total number of portfolio holdings	87
Total net advisory fee paid	$4.4M
Portfolio turnover rate during the reporting period	56%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	12.0%
Retail	6.5%
REITS	6.3%
Commercial Services	5.4%
Diversified Financial Services	4.0%
Apparel	3.9%
Oil & Gas	3.8%
Machinery-Diversified	3.8%
Internet	3.7%
Computers	3.7%
Healthcare-Services	3.6%
Insurance	3.2%
Healthcare-Products	2.9%
Electric	2.8%
Transportation	2.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective November 1, 2024 (the “Effective Date”), the contractual advisory fee waiver was amended to increase the waiver amount from 0.05% to 0.07% of average daily net assets at each of the Portfolio’s advisory fee breakpoint levels. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T642 (03/25)

SunAmerica Series Trust
SA AB Small &
Mid Cap Value
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Small & Mid Cap Value Portfolio (Class 3)*	$126	1.16%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 16.51% for the year ended January 31, 2025, compared to 26.32% for the Russell 3000® Index (a broad-based securities market index) and 18.07% for the Russell 2500® Value Index (the "Performance Index"). Small and mid cap stocks gained over the period but lagged large caps which were led by mega cap technology names. Within small and mid cap stocks, value stocks trailed growth with the Russell 2500® Growth returning 20.99% and the Russell 2500® Value returning 18.07%.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | materials; information technology; industrials
Security selection in the following sectors  | industrials; information technology; materials
Position weightings  | MasTec, Inc.; Tapestry, Inc.; Dycom Industries, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | consumer discretionary; utilities; consumer staples
Security selection in the following sectors  | health care; consumer staples; utilities
Position weightings  | Adient PLC; AMN Healthcare Services, Inc.; Robinhood Markets, Inc., Class A (lack of exposure)
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA AB Small & Mid Cap Value Portfolio (Class 3)	16.51%	10.63%	8.24%
Russell 3000® Index	26.32%	14.60%	13.21%
Russell 2500® Value Index	18.07%	9.98%	8.44%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$506M
Total number of portfolio holdings	87
Total net advisory fee paid	$4.4M
Portfolio turnover rate during the reporting period	56%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	12.0%
Retail	6.5%
REITS	6.3%
Commercial Services	5.4%
Diversified Financial Services	4.0%
Apparel	3.9%
Oil & Gas	3.8%
Machinery-Diversified	3.8%
Internet	3.7%
Computers	3.7%
Healthcare-Services	3.6%
Insurance	3.2%
Healthcare-Products	2.9%
Electric	2.8%
Transportation	2.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective November 1, 2024 (the “Effective Date”), the contractual advisory fee waiver was amended to increase the waiver amount from 0.05% to 0.07% of average daily net assets at each of the Portfolio’s advisory fee breakpoint levels. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T295 (03/25)

SunAmerica Series Trust
SA BlackRock
Multi-Factor 70/30
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA BlackRock Multi-Factor 70/30 Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA BlackRock Multi-Factor 70/30 Portfolio (Class 1)*	$36	0.34%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 14.33% for the year ended January 31, 2025, compared to 21.40% for the MSCI World Index (net) (a broad-based securities market index) and 15.33% for the Blended Index (the "Performance Index") comprised of 70% MSCI World Index (net); 30% Bloomberg U.S. Aggregate Bond Index. Over the period, U.S. equities experienced growth, outperforming their developed market counterparts. In fixed income markets, high yield credit outperformed, while more rate-sensitive markets like investment grade credit, agency mortgage-backed securities, and U.S. Treasuries posted modest positive returns.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following factors: momentum. Allocations in the following sectors: financials; energy. Security selection in the following sectors: industrials; health care; consumer staples
For the fixed income segment of the fund  | Allocations in the following sectors: U.S. Treasuries; corporate credit. Security selection in the following sectors: corporate credit
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following factors: quality; value; size; minimum volatility. Allocations in the following sectors: communication services; consumer discretionary; consumer staples. Security selection in the following sectors: consumer discretionary; information technology; financials
For the fixed income segment of the fund  | Allocations in the following sectors: government-related securities; agency mortgage-backed securities; commercial mortgage-backed securities. Security selection in the following sectors: agency mortgage-backed securities
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception 10/13/2020
SA BlackRock Multi-Factor 70/30 Portfolio (Class 1)	14.33%	7.04%
MSCI World Index (net)	21.40%	12.35%
70% MSCI World Index (net); 30% Bloomberg U.S. Aggregate Bond Index	15.33%	8.11%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$109M
Total number of portfolio holdings	13
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	53%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704H795 (03/25)

SunAmerica Series Trust
SA BlackRock
Multi-Factor 70/30
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA BlackRock Multi-Factor 70/30 Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA BlackRock Multi-Factor 70/30 Portfolio (Class 3)*	$63	0.59%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 13.98% for the year ended January 31, 2025, compared to 21.40% for the MSCI World Index (net) (a broad-based securities market index) and 15.33% for the Blended Index (the "Performance Index") comprised of 70% MSCI World Index (net); 30% Bloomberg U.S. Aggregate Bond Index. Over the period, U.S. equities experienced growth, outperforming their developed market counterparts. In fixed income markets, high yield credit outperformed, while more rate-sensitive markets like investment grade credit, agency mortgage-backed securities, and U.S. Treasuries posted modest positive returns.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following factors: momentum. Allocations in the following sectors: financials; energy. Security selection in the following sectors: industrials; health care; consumer staples
For the fixed income segment of the fund  | Allocations in the following sectors: U.S. Treasuries; corporate credit. Security selection in the following sectors: corporate credit
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following factors: quality; value; size; minimum volatility. Allocations in the following sectors: communication services; consumer discretionary; consumer staples. Security selection in the following sectors: consumer discretionary; information technology; financials
For the fixed income segment of the fund  | Allocations in the following sectors: government-related securities; agency mortgage-backed securities; commercial mortgage-backed securities. Security selection in the following sectors: agency mortgage-backed securities
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception 10/13/2020
SA BlackRock Multi-Factor 70/30 Portfolio (Class 3)	13.98%	6.77%
MSCI World Index (net)	21.40%	12.35%
70% MSCI World Index (net); 30% Bloomberg U.S. Aggregate Bond Index	15.33%	8.11%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$109M
Total number of portfolio holdings	13
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	53%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704H787 (03/25)

SunAmerica Series Trust
SA BlackRock VCP
Global Multi Asset
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA BlackRock VCP Global Multi Asset Portfolio (Class 1)*	$96	0.91%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 10.38% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 9.34% for the Blended Index (the "Performance Index") comprised of 27.5% S&P 500® Index; 27.5% MSCI EAFE Index (net); 45% Bloomberg U.S. 7-10 Treasury Index. Over the period, U.S. equities outperformed international developed equities. The Bloomberg U.S. Treasury 7-10 Year Index was flat over the last 12 months.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Exposure to the following countries/regions: United States (using futures); Japan (using futures); Europe (using futures). Security selection in the following region: global equities
For the fixed income segment of the fund  | Positioning in: German Bunds (using futures); U.S. 30-Year Treasuries (using futures)
Asset Allocation  | tactical (using equity futures and government bond futures)
Allocation in the following strategies  | equity futures used to hedge the equity put options used to manage downside risk
TOP PERFORMANCE DETRACTORS
For the fixed income segment of the fund  | Positioning in: U.S. 20-Year Treasuries (using futures)
Currency exposure:  | Australian Dollar; Canadian Dollar; Euro (using FX forwards)
Allocation in the following strategies  | equity put options used to manage downside risk
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 9/26/2016
SA BlackRock VCP Global Multi Asset Portfolio (Class 1)	10.38%	3.15%	4.33%
S&P 500® Index	26.38%	15.17%	15.06%
27.5% S&P 500 Index; 27.5% MSCI EAFE Index (net); 45% Bloomberg U.S. 7-10 Treasury Index	9.34%	5.22%	6.15%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$671M
Total number of portfolio holdings	749
Total net advisory fee paid	$5.8M
Portfolio turnover rate during the reporting period	79%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	44.1%
Short-Term Investments	9.1%
Banks	5.0%
Internet	3.9%
Semiconductors	3.7%
Pharmaceuticals	3.2%
Software	3.2%
Computers	2.8%
Insurance	1.9%
Retail	1.9%
Telecommunications	1.5%
Diversified Financial Services	1.5%
Commercial Services	1.4%
Oil & Gas	1.4%
Healthcare-Services	1.2%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  The Board of Trustees of SunAmerica Series Trust, on behalf of the Portfolio, has determined that it is in the best interest of the Portfolio to reorganize into SA VCP Dynamic Allocation Portfolio, an existing series of SunAmerica Series Trust. The proposed transaction is expected to close in the second quarter of 2025. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C481 (03/25)

SunAmerica Series Trust
SA BlackRock VCP
Global Multi Asset
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA BlackRock VCP Global Multi Asset Portfolio (Class 3)*	$122	1.16%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 10.14% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 9.34% for the Blended Index (the "Performance Index") comprised of 27.5% S&P 500® Index; 27.5% MSCI EAFE Index (net); 45% Bloomberg U.S. 7-10 Treasury Index. Over the period, U.S. equities outperformed international developed equities. The Bloomberg U.S. Treasury 7-10 Year Index was flat over the last 12 months.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Exposure to the following countries/regions: United States (using futures); Japan (using futures); Europe (using futures). Security selection in the following region: global equities
For the fixed income segment of the fund  | Positioning in: German Bunds (using futures); U.S. 30-Year Treasuries (using futures)
Asset Allocation  | tactical (using equity futures and government bond futures)
Allocation in the following strategies  | equity futures used to hedge the equity put options used to manage downside risk
TOP PERFORMANCE DETRACTORS
For the fixed income segment of the fund  | Positioning in: U.S. 20-Year Treasuries (using futures)
Currency exposure:  | Australian Dollar; Canadian Dollar; Euro (using FX forwards)
Allocation in the following strategies  | equity put options used to manage downside risk
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 1/25/2016
SA BlackRock VCP Global Multi Asset Portfolio (Class 3)	10.14%	2.90%	4.51%
S&P 500® Index	26.38%	15.17%	15.67%
27.5% S&P 500 Index; 27.5% MSCI EAFE Index (net); 45% Bloomberg U.S. 7-10 Treasury Index	9.34%	5.22%	6.76%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$671M
Total number of portfolio holdings	749
Total net advisory fee paid	$5.8M
Portfolio turnover rate during the reporting period	79%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	44.1%
Short-Term Investments	9.1%
Banks	5.0%
Internet	3.9%
Semiconductors	3.7%
Pharmaceuticals	3.2%
Software	3.2%
Computers	2.8%
Insurance	1.9%
Retail	1.9%
Telecommunications	1.5%
Diversified Financial Services	1.5%
Commercial Services	1.4%
Oil & Gas	1.4%
Healthcare-Services	1.2%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  The Board of Trustees of SunAmerica Series Trust, on behalf of the Portfolio, has determined that it is in the best interest of the Portfolio to reorganize into SA VCP Dynamic Allocation Portfolio, an existing series of SunAmerica Series Trust. The proposed transaction is expected to close in the second quarter of 2025. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C622 (03/25)

SunAmerica Series Trust
SA Emerging
Markets Equity
Index
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Emerging Markets Equity Index Portfolio (Class 1)*	$62	0.58%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is optimized to approximate the MSCI Emerging Markets Index (net) before expenses.
The Class 1 shares posted a return of 13.46% for the year ended January 31, 2025, compared to 10.89% for the MSCI ACWI ex-U.S. Index (net) (a broad-based securities market index) and 14.75% for the MSCI Emerging Markets Index (net) (the "Performance Index"). Over the period, U.S. equities outperformed international developed and emerging markets equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis allocations in the following sectors | information technology; financials; consumer discretionary
On an absolute basis position weightings  | Taiwan Semiconductor Manufacturing Co., Ltd.; Tencent Holdings, Ltd.; Meituan, Class B
On an absolute basis allocations in the following countries/regions  | China; Taiwan; India
TOP PERFORMANCE DETRACTORS
On an absolute basis allocations in the following sectors  | materials; energy; consumer staples
On an absolute basis position weightings  | Samsung Electronics Co., Ltd.; Reliance Industries, Ltd.; Vale SA
On an absolute basis allocations in the following countries/regions  | Brazil; Korea; Mexico
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2018
SA Emerging Markets Equity Index Portfolio (Class 1)	13.46%	2.34%	1.17%
MSCI ACWI ex-U.S. Index (net)	10.89%	5.50%	4.21%
MSCI Emerging Markets Index (net)	14.75%	3.04%	1.55%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$92M
Total number of portfolio holdings	801
Total net advisory fee paid	$0.4M
Portfolio turnover rate during the reporting period	11%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	15.9%
Semiconductors	15.1%
Internet	11.7%
Diversified Financial Services	4.0%
Oil & Gas	4.0%
Unaffiliated Investment Companies	3.6%
Telecommunications	3.6%
Computers	3.3%
Auto Manufacturers	2.4%
Insurance	2.2%
Electronics	2.1%
Retail	1.8%
Pharmaceuticals	1.8%
Electric	1.7%
Chemicals	1.7%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704H506 (03/25)

SunAmerica Series Trust
SA Emerging
Markets Equity
Index
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Emerging Markets Equity Index Portfolio (Class 3)*	$88	0.83%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is optimized to approximate the MSCI Emerging Markets Index (net) before expenses.
The Class 3 shares posted a return of 13.16% for the year ended January 31, 2025, compared to 10.89% for the MSCI ACWI ex-U.S. Index (net) (a broad-based securities market index) and 14.75% for the MSCI Emerging Markets Index (net) (the "Performance Index"). Over the period, U.S. equities outperformed international developed and emerging markets equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis allocations in the following sectors | information technology; financials; consumer discretionary
On an absolute basis position weightings  | Taiwan Semiconductor Manufacturing Co., Ltd.; Tencent Holdings, Ltd.; Meituan, Class B
On an absolute basis allocations in the following countries/regions  | China; Taiwan; India
TOP PERFORMANCE DETRACTORS
On an absolute basis allocations in the following sectors  | materials; energy; consumer staples
On an absolute basis position weightings  | Samsung Electronics Co., Ltd.; Reliance Industries, Ltd.; Vale SA
On an absolute basis allocations in the following countries/regions  | Brazil; Korea; Mexico
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2018
SA Emerging Markets Equity Index Portfolio (Class 3)	13.16%	2.08%	0.91%
MSCI ACWI ex-U.S. Index (net)	10.89%	5.50%	4.21%
MSCI Emerging Markets Index (net)	14.75%	3.04%	1.55%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$92M
Total number of portfolio holdings	801
Total net advisory fee paid	$0.4M
Portfolio turnover rate during the reporting period	11%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	15.9%
Semiconductors	15.1%
Internet	11.7%
Diversified Financial Services	4.0%
Oil & Gas	4.0%
Unaffiliated Investment Companies	3.6%
Telecommunications	3.6%
Computers	3.3%
Auto Manufacturers	2.4%
Insurance	2.2%
Electronics	2.1%
Retail	1.8%
Pharmaceuticals	1.8%
Electric	1.7%
Chemicals	1.7%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704H605 (03/25)

SunAmerica Series Trust
SA Federated Hermes
Corporate Bond
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Federated Hermes Corporate Bond Portfolio (Class 1)*	$56	0.55%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 2.89% for the year ended January 31, 2025, compared to 2.07% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 4.48% for the Blended Index (the "Performance Index") comprised of 75% Bloomberg U.S. Credit Index; 25% Bloomberg U.S. High Yield - 2% Issuer Cap Index (the "Performance Index"). The U.S. credit markets generated solid returns, with Bloomberg U.S. Credit Index returning 2.79% and Bloomberg U.S. High Yield - 2% Issuer Cap Index returning 9.68%.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | non-corporate (sovereign, supranational, government guaranteed, local authority); communication
Security selection in the following sectors  | insurance; capital goods
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | high yield; investment grade; U.S. Treasuries
Security selection in the following sectors  | communication; consumer non-cyclical; energy
In aggregate  | duration positioning (using U.S. Treasuries and futures); yield curve positioning (using U.S. Treasuries and futures)
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Federated Hermes Corporate Bond Portfolio (Class 1)	2.89%	0.54%	2.75%
Bloomberg U.S. Aggregate Bond Index	2.07%	(0.60)%	1.19%
75% Bloomberg U.S. Credit Index; 25% Bloomberg U.S. High Yield - 2% Issuer Cap Index	4.48%	1.04%	2.88%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,491M
Total number of portfolio holdings	812
Total net advisory fee paid	$7.5M
Portfolio turnover rate during the reporting period	10%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	17.6%
U.S. Government & Agency Obligations	5.2%
Pharmaceuticals	5.0%
Electric	5.0%
Telecommunications	5.0%
Media	4.3%
Oil & Gas	3.5%
Software	3.3%
Pipelines	3.2%
Beverages	2.8%
Computers	2.6%
Commercial Services	2.5%
Healthcare-Products	2.5%
REITS	2.5%
Diversified Financial Services	2.4%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T501 (03/25)

SunAmerica Series Trust
SA Federated Hermes
Corporate Bond
Class 2
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Federated Hermes Corporate Bond Portfolio (Class 2)*	$71	0.70%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 2.72% for the year ended January 31, 2025, compared to 2.07% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 4.48% for the Blended Index (the "Performance Index") comprised of 75% Bloomberg U.S. Credit Index; 25% Bloomberg U.S. High Yield - 2% Issuer Cap Index (the "Performance Index"). The U.S. credit markets generated solid returns, with Bloomberg U.S. Credit Index returning 2.79% and Bloomberg U.S. High Yield - 2% Issuer Cap Index returning 9.68%.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | non-corporate (sovereign, supranational, government guaranteed, local authority); communication
Security selection in the following sectors  | insurance; capital goods
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | high yield; investment grade; U.S. Treasuries
Security selection in the following sectors  | communication; consumer non-cyclical; energy
In aggregate  | duration positioning (using U.S. Treasuries and futures); yield curve positioning (using U.S. Treasuries and futures)
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Federated Hermes Corporate Bond Portfolio (Class 2)	2.72%	0.39%	2.59%
Bloomberg U.S. Aggregate Bond Index	2.07%	(0.60)%	1.19%
75% Bloomberg U.S. Credit Index; 25% Bloomberg U.S. High Yield - 2% Issuer Cap Index	4.48%	1.04%	2.88%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,491M
Total number of portfolio holdings	812
Total net advisory fee paid	$7.5M
Portfolio turnover rate during the reporting period	10%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	17.6%
U.S. Government & Agency Obligations	5.2%
Pharmaceuticals	5.0%
Electric	5.0%
Telecommunications	5.0%
Media	4.3%
Oil & Gas	3.5%
Software	3.3%
Pipelines	3.2%
Beverages	2.8%
Computers	2.6%
Commercial Services	2.5%
Healthcare-Products	2.5%
REITS	2.5%
Diversified Financial Services	2.4%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T519 (03/25)

SunAmerica Series Trust
SA Federated Hermes
Corporate Bond
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Federated Hermes Corporate Bond Portfolio (Class 3)*	$81	0.80%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 2.60% for the year ended January 31, 2025, compared to 2.07% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 4.48% for the Blended Index (the "Performance Index") comprised of 75% Bloomberg U.S. Credit Index; 25% Bloomberg U.S. High Yield - 2% Issuer Cap Index (the "Performance Index"). The U.S. credit markets generated solid returns, with Bloomberg U.S. Credit Index returning 2.79% and Bloomberg U.S. High Yield - 2% Issuer Cap Index returning 9.68%.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | non-corporate (sovereign, supranational, government guaranteed, local authority); communication
Security selection in the following sectors  | insurance; capital goods
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | high yield; investment grade; U.S. Treasuries
Security selection in the following sectors  | communication; consumer non-cyclical; energy
In aggregate  | duration positioning (using U.S. Treasuries and futures); yield curve positioning (using U.S. Treasuries and futures)
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Federated Hermes Corporate Bond Portfolio (Class 3)	2.60%	0.28%	2.49%
Bloomberg U.S. Aggregate Bond Index	2.07%	(0.60)%	1.19%
75% Bloomberg U.S. Credit Index; 25% Bloomberg U.S. High Yield - 2% Issuer Cap Index	4.48%	1.04%	2.88%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,491M
Total number of portfolio holdings	812
Total net advisory fee paid	$7.5M
Portfolio turnover rate during the reporting period	10%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	17.6%
U.S. Government & Agency Obligations	5.2%
Pharmaceuticals	5.0%
Electric	5.0%
Telecommunications	5.0%
Media	4.3%
Oil & Gas	3.5%
Software	3.3%
Pipelines	3.2%
Beverages	2.8%
Computers	2.6%
Commercial Services	2.5%
Healthcare-Products	2.5%
REITS	2.5%
Diversified Financial Services	2.4%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T493 (03/25)

SunAmerica Series Trust
SA Fidelity Institutional
AM® International
Growth
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® International Growth (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® International Growth Portfolio (Class 1)*	$94	0.89%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 11.96% for the year ended January 31, 2025, compared to 10.89% for the MSCI ACWI ex-U.S. Index (net) (a broad-based securities market index & "Performance Index"). For the fiscal year period, U.S. equities outperformed international developed and emerging markets equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | information technology; consumer staples; energy
Security selection in the following sectors  | materials; industrials; consumer discretionary
Position weightings  | NVIDIA Corp.; Taiwan Semiconductor Manufacturing Co., Ltd.; Broadcom, Inc.
Countries/Regions  | United States; United Kingdom; Germany
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | communication services; consumer discretionary; financials
Security selection in the following sectors  | information technology; financials; health care
Position weightings  | Meituan, Class B; Dassault Systemes SE; Novo Nordisk A/S, Class B
Countries/Regions   | China; Canada; Denmark
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2019
SA Fidelity Institutional AM® International Growth Portfolio (Class 1)	11.96%	7.80%	8.81%
MSCI ACWI ex-U.S. Index (net)	10.89%	5.50%	5.56%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$234M
Total number of portfolio holdings	62
Total net advisory fee paid	$2.0M
Portfolio turnover rate during the reporting period	83%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	12.9%
Commercial Services	10.5%
Internet	8.1%
Insurance	7.4%
Building Materials	7.0%
Diversified Financial Services	6.5%
Machinery-Construction & Mining	5.1%
Banks	4.6%
Software	4.4%
Apparel	4.3%
Aerospace/Defense	3.4%
Chemicals	2.9%
Engineering & Construction	2.7%
Pharmaceuticals	2.5%
Electrical Components & Equipment	2.0%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704H845 (03/25)

SunAmerica Series Trust
SA Fidelity Institutional
AM® International
Growth
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® International Growth (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® International Growth Portfolio (Class 3)*	$121	1.14%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 11.71% for the year ended January 31, 2025, compared to 10.89% for the MSCI ACWI ex-U.S. Index (net) (a broad-based securities market index & "Performance Index"). For the fiscal year period, U.S. equities outperformed international developed and emerging markets equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | information technology; consumer staples; energy
Security selection in the following sectors  | materials; industrials; consumer discretionary
Position weightings  | NVIDIA Corp.; Taiwan Semiconductor Manufacturing Co., Ltd.; Broadcom, Inc.
Countries/Regions  | United States; United Kingdom; Germany
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | communication services; consumer discretionary; financials
Security selection in the following sectors  | information technology; financials; health care
Position weightings  | Meituan, Class B; Dassault Systemes SE; Novo Nordisk A/S, Class B
Countries/Regions   | China; Canada; Denmark
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2019
SA Fidelity Institutional AM® International Growth Portfolio (Class 3)	11.71%	7.53%	8.56%
MSCI ACWI ex-U.S. Index (net)	10.89%	5.50%	5.56%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$234M
Total number of portfolio holdings	62
Total net advisory fee paid	$2.0M
Portfolio turnover rate during the reporting period	83%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	12.9%
Commercial Services	10.5%
Internet	8.1%
Insurance	7.4%
Building Materials	7.0%
Diversified Financial Services	6.5%
Machinery-Construction & Mining	5.1%
Banks	4.6%
Software	4.4%
Apparel	4.3%
Aerospace/Defense	3.4%
Chemicals	2.9%
Engineering & Construction	2.7%
Pharmaceuticals	2.5%
Electrical Components & Equipment	2.0%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704H837 (03/25)

SunAmerica Series Trust
SA Fidelity
Institutional AM®
Real Estate
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® Real Estate Portfolio (Class 1)*	$89	0.83%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 14.19% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 14.62% for the FTSE NAREIT Equity REITs Index (the "Performance Index"). REIT fundamentals remain sound supported by lower supply due to higher construction and interest costs. Occupancy remains at high levels, while net operating income (NOI) growth decelerated modestly from record levels but remains historically strong.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | gaming; shopping centers; diversified
Security selection in the following sectors  | diversified; health care; industrial
Position weightings  | Ventas, Inc.; CBRE Group, Inc., Class A; Alexandria Real Estate Equities, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | industrial; regional malls; specialty
Security selection in the following sectors  | self storage; infrastructure REITs; specialty
Position weightings  | Iron Mountain, Inc. (lack of exposure); Simon Property Group, Inc. (lack of exposure); Americold Realty Trust, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Fidelity Institutional AM® Real Estate Portfolio (Class 1)	14.19%	4.32%	4.96%
S&P 500® Index	26.38%	15.17%	13.76%
FTSE NAREIT Equity REITs Index	14.62%	4.24%	5.15%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$256M
Total number of portfolio holdings	33
Total net advisory fee paid	$2.0M
Portfolio turnover rate during the reporting period	39%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Diversified REITS	16.6%
Warehouse/Industrial REITS	16.5%
Apartment REITS	13.5%
Health Care REITS	13.0%
Storage REITS	9.1%
Shopping Centers REITS	7.5%
Single Tenant REITS	7.1%
Regional Malls REITS	5.4%
Manufactured Homes REITS	3.9%
Office Property REITS	2.4%
Hotel REITS	2.3%
Real Estate	1.4%
Internet	1.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T204 (03/25)

SunAmerica Series Trust
SA Fidelity
Institutional AM®
Real Estate
Class 2
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® Real Estate Portfolio (Class 2)*	$104	0.97%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 14.06% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 14.62% for the FTSE NAREIT Equity REITs Index (the "Performance Index"). REIT fundamentals remain sound supported by lower supply due to higher construction and interest costs. Occupancy remains at high levels, while net operating income (NOI) growth decelerated modestly from record levels but remains historically strong.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | gaming; shopping centers; diversified
Security selection in the following sectors  | diversified; health care; industrial
Position weightings  | Ventas, Inc.; CBRE Group, Inc., Class A; Alexandria Real Estate Equities, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | industrial; regional malls; specialty
Security selection in the following sectors  | self storage; infrastructure REITs; specialty
Position weightings  | Iron Mountain, Inc. (lack of exposure); Simon Property Group, Inc. (lack of exposure); Americold Realty Trust, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Fidelity Institutional AM® Real Estate Portfolio (Class 2)	14.06%	4.16%	4.80%
S&P 500® Index	26.38%	15.17%	13.76%
FTSE NAREIT Equity REITs Index	14.62%	4.24%	5.15%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$256M
Total number of portfolio holdings	33
Total net advisory fee paid	$2.0M
Portfolio turnover rate during the reporting period	39%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Diversified REITS	16.6%
Warehouse/Industrial REITS	16.5%
Apartment REITS	13.5%
Health Care REITS	13.0%
Storage REITS	9.1%
Shopping Centers REITS	7.5%
Single Tenant REITS	7.1%
Regional Malls REITS	5.4%
Manufactured Homes REITS	3.9%
Office Property REITS	2.4%
Hotel REITS	2.3%
Real Estate	1.4%
Internet	1.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T329 (03/25)

SunAmerica Series Trust
SA Fidelity
Institutional AM®
Real Estate
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® Real Estate Portfolio (Class 3)*	$116	1.08%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 14.00% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 14.62% for the FTSE NAREIT Equity REITs Index (the "Performance Index"). REIT fundamentals remain sound supported by lower supply due to higher construction and interest costs. Occupancy remains at high levels, while net operating income (NOI) growth decelerated modestly from record levels but remains historically strong.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | gaming; shopping centers; diversified
Security selection in the following sectors  | diversified; health care; industrial
Position weightings  | Ventas, Inc.; CBRE Group, Inc., Class A; Alexandria Real Estate Equities, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | industrial; regional malls; specialty
Security selection in the following sectors  | self storage; infrastructure REITs; specialty
Position weightings  | Iron Mountain, Inc. (lack of exposure); Simon Property Group, Inc. (lack of exposure); Americold Realty Trust, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Fidelity Institutional AM® Real Estate Portfolio (Class 3)	14.00%	4.06%	4.70%
S&P 500® Index	26.38%	15.17%	13.76%
FTSE NAREIT Equity REITs Index	14.62%	4.24%	5.15%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$256M
Total number of portfolio holdings	33
Total net advisory fee paid	$2.0M
Portfolio turnover rate during the reporting period	39%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Diversified REITS	16.6%
Warehouse/Industrial REITS	16.5%
Apartment REITS	13.5%
Health Care REITS	13.0%
Storage REITS	9.1%
Shopping Centers REITS	7.5%
Single Tenant REITS	7.1%
Regional Malls REITS	5.4%
Manufactured Homes REITS	3.9%
Office Property REITS	2.4%
Hotel REITS	2.3%
Real Estate	1.4%
Internet	1.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T311 (03/25)

SunAmerica Series Trust
SA Fixed
Income Index
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Fixed Income Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fixed Income Index Portfolio (Class 1)*	$34	0.34%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is managed to produce investment results that correspond with the Bloomberg U.S. Government/Credit Index before expenses.
The Class 1 shares posted a return of 1.74% for the year ended January 31, 2025, compared to 2.07% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 1.95% for the Bloomberg U.S. Government/Credit Index (the "Performance Index"). Over the period, the bond market witnessed positive returns over the last 12 months despite elevated inflation expectations pushing interest rates higher.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis allocations in the following sectors | corporate bonds; U.S. Treasuries
TOP PERFORMANCE DETRACTORS
On an absolute basis allocations in the following sectors  | none
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA Fixed Income Index Portfolio (Class 1)	1.74%	(0.48)%	1.33%
Bloomberg U.S. Aggregate Bond Index	2.07%	(0.60)%	1.35%
Bloomberg U.S. Government/Credit Index	1.95%	(0.58)%	1.53%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$535M
Total number of portfolio holdings	318
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	13%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	55.7%
Banks	5.5%
Retail	3.7%
Unaffiliated Investment Companies	3.3%
Pipelines	3.1%
Telecommunications	2.1%
Healthcare-Services	1.9%
Media	1.7%
Electric	1.4%
REITS	1.4%
Pharmaceuticals	1.3%
Oil & Gas	1.2%
Biotechnology	1.2%
Beverages	1.2%
Diversified Financial Services	1.1%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C119 (03/25)

SunAmerica Series Trust
SA Fixed
Income Index
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Fixed Income Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fixed Income Index Portfolio (Class 3)*	$59	0.59%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is managed to produce investment results that correspond with the Bloomberg U.S. Government/Credit Index before expenses.
The Class 3 shares posted a return of 1.50% for the year ended January 31, 2025, compared to 2.07% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 1.95% for the Bloomberg U.S. Government/Credit Index (the "Performance Index"). Over the period, the bond market witnessed positive returns over the last 12 months despite elevated inflation expectations pushing interest rates higher.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis allocations in the following sectors | corporate bonds; U.S. Treasuries
TOP PERFORMANCE DETRACTORS
On an absolute basis allocations in the following sectors  | none
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA Fixed Income Index Portfolio (Class 3)	1.50%	(0.73)%	1.08%
Bloomberg U.S. Aggregate Bond Index	2.07%	(0.60)%	1.35%
Bloomberg U.S. Government/Credit Index	1.95%	(0.58)%	1.53%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$535M
Total number of portfolio holdings	318
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	13%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	55.7%
Banks	5.5%
Retail	3.7%
Unaffiliated Investment Companies	3.3%
Pipelines	3.1%
Telecommunications	2.1%
Healthcare-Services	1.9%
Media	1.7%
Electric	1.4%
REITS	1.4%
Pharmaceuticals	1.3%
Oil & Gas	1.2%
Biotechnology	1.2%
Beverages	1.2%
Diversified Financial Services	1.1%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C127 (03/25)

SunAmerica Series Trust
SA Fixed Income
Intermediate
Index
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fixed Income Intermediate Index Portfolio (Class 1)*	$35	0.34%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is managed to produce investment results that correspond with the Bloomberg U.S. Intermediate Government/Credit Index before expenses.
The Class 1 shares posted a return of 3.23% for the year ended January 31, 2025, compared to 2.07% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 3.37% for the Bloomberg Intermediate U.S. Government/Credit Index (the "Performance Index"). Over the period, the bond market witnessed positive returns over the last 12 months despite elevated inflation expectations pushing interest rates higher.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis allocations in the following sectors | corporate bonds; U.S. Treasuries
TOP PERFORMANCE DETRACTORS
On an absolute basis allocations in the following sectors  | none
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/6/2017
SA Fixed Income Intermediate Index Portfolio (Class 1)	3.23%	0.80%	1.57%
Bloomberg U.S. Aggregate Bond Index	2.07%	(0.60)%	1.06%
Bloomberg Intermediate U.S. Government/Credit Index	3.37%	0.69%	1.66%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$472M
Total number of portfolio holdings	260
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	18%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	56.1%
Banks	7.4%
Unaffiliated Investment Companies	3.5%
Electric	3.3%
Retail	2.4%
Oil & Gas	2.1%
Software	2.0%
Telecommunications	1.7%
Pharmaceuticals	1.5%
Aerospace/Defense	1.4%
REITS	1.3%
Commercial Services	1.2%
Cosmetics/Personal Care	1.1%
Food	1.0%
Auto Manufacturers	1.0%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C424 (03/25)

SunAmerica Series Trust
SA Fixed Income
Intermediate
Index
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fixed Income Intermediate Index Portfolio (Class 3)*	$60	0.59%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is managed to produce investment results that correspond with the Bloomberg U.S. Intermediate Government/Credit Index before expenses.
The Class 3 shares posted a return of 2.91% for the year ended January 31, 2025, compared to 2.07% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 3.37% for the Bloomberg Intermediate U.S. Government/Credit Index (the "Performance Index"). Over the period, the bond market witnessed positive returns over the last 12 months despite elevated inflation expectations pushing interest rates higher.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis allocations in the following sectors | corporate bonds; U.S. Treasuries
TOP PERFORMANCE DETRACTORS
On an absolute basis allocations in the following sectors  | none
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/6/2017
SA Fixed Income Intermediate Index Portfolio (Class 3)	2.91%	0.52%	1.31%
Bloomberg U.S. Aggregate Bond Index	2.07%	(0.60)%	1.06%
Bloomberg Intermediate U.S. Government/Credit Index	3.37%	0.69%	1.66%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$472M
Total number of portfolio holdings	260
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	18%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	56.1%
Banks	7.4%
Unaffiliated Investment Companies	3.5%
Electric	3.3%
Retail	2.4%
Oil & Gas	2.1%
Software	2.0%
Telecommunications	1.7%
Pharmaceuticals	1.5%
Aerospace/Defense	1.4%
REITS	1.3%
Commercial Services	1.2%
Cosmetics/Personal Care	1.1%
Food	1.0%
Auto Manufacturers	1.0%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C416 (03/25)

SunAmerica Series Trust
SA Franklin BW
U.S. Large Cap Value
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin BW U.S. Large Cap Value Portfolio (Class 1)*	$78	0.70%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 22.93% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 19.54% for the Russell 1000® Value Index (the "Performance Index"). Domestic returns for the year ending 1/31/25 lacked breadth, as large-cap value stocks lagged large-cap growth stocks for the period. Growth returns also beat value among small-cap stocks while large-cap stocks extended their lead over small-cap stocks for the period.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | financials; real estate (lack of exposure); materials
Security selection in the following sectors  | financials; information technology; utilities
Position weightings  | JPMorgan Chase & Co.; QUALCOMM, Inc.; Intel Corp. (lack of exposure)
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | health care; industrials; utilities
Security selection in the following sectors  | materials; communication services; consumer staples
Position weightings  | Walmart, Inc. (lack of exposure); Comcast Corp., Class A; GE Aerospace (lack of exposure)
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Franklin BW U.S. Large Cap Value Portfolio (Class 1)	22.93%	12.00%	10.98%
S&P 500® Index	26.38%	15.17%	13.76%
Russell 1000® Value Index	19.54%	10.15%	9.42%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,235M
Total number of portfolio holdings	223
Total net advisory fee paid	$8.3M
Portfolio turnover rate during the reporting period	60%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	19.0%
Pharmaceuticals	8.1%
Healthcare-Services	7.0%
Insurance	6.6%
Telecommunications	5.4%
Diversified Financial Services	3.8%
Electric	3.7%
Retail	3.7%
Computers	3.5%
Oil & Gas	3.1%
Aerospace/Defense	2.9%
Agriculture	2.8%
Media	2.1%
Unaffiliated Investment Companies	1.9%
Machinery-Construction & Mining	1.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T790 (03/25)

SunAmerica Series Trust
SA Franklin BW
U.S. Large Cap Value
Class 2
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin BW U.S. Large Cap Value Portfolio (Class 2)*	$95	0.85%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 22.73% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 19.54% for the Russell 1000® Value Index (the "Performance Index"). Domestic returns for the year ending 1/31/25 lacked breadth, as large-cap value stocks lagged large-cap growth stocks for the period. Growth returns also beat value among small-cap stocks while large-cap stocks extended their lead over small-cap stocks for the period.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | financials; real estate (lack of exposure); materials
Security selection in the following sectors  | financials; information technology; utilities
Position weightings  | JPMorgan Chase & Co.; QUALCOMM, Inc.; Intel Corp. (lack of exposure)
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | health care; industrials; utilities
Security selection in the following sectors  | materials; communication services; consumer staples
Position weightings  | Walmart, Inc. (lack of exposure); Comcast Corp., Class A; GE Aerospace (lack of exposure)
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Franklin BW U.S. Large Cap Value Portfolio (Class 2)	22.73%	11.83%	10.80%
S&P 500® Index	26.38%	15.17%	13.76%
Russell 1000® Value Index	19.54%	10.15%	9.42%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,235M
Total number of portfolio holdings	223
Total net advisory fee paid	$8.3M
Portfolio turnover rate during the reporting period	60%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	19.0%
Pharmaceuticals	8.1%
Healthcare-Services	7.0%
Insurance	6.6%
Telecommunications	5.4%
Diversified Financial Services	3.8%
Electric	3.7%
Retail	3.7%
Computers	3.5%
Oil & Gas	3.1%
Aerospace/Defense	2.9%
Agriculture	2.8%
Media	2.1%
Unaffiliated Investment Companies	1.9%
Machinery-Construction & Mining	1.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T485 (03/25)

SunAmerica Series Trust
SA Franklin BW
U.S. Large Cap Value
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin BW U.S. Large Cap Value Portfolio (Class 3)*	$106	0.95%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 22.63% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 19.54% for the Russell 1000® Value Index (the "Performance Index"). Domestic returns for the year ending 1/31/25 lacked breadth, as large-cap value stocks lagged large-cap growth stocks for the period. Growth returns also beat value among small-cap stocks while large-cap stocks extended their lead over small-cap stocks for the period.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | financials; real estate (lack of exposure); materials
Security selection in the following sectors  | financials; information technology; utilities
Position weightings  | JPMorgan Chase & Co.; QUALCOMM, Inc.; Intel Corp. (lack of exposure)
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | health care; industrials; utilities
Security selection in the following sectors  | materials; communication services; consumer staples
Position weightings  | Walmart, Inc. (lack of exposure); Comcast Corp., Class A; GE Aerospace (lack of exposure)
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Franklin BW U.S. Large Cap Value Portfolio (Class 3)	22.63%	11.71%	10.69%
S&P 500® Index	26.38%	15.17%	13.76%
Russell 1000® Value Index	19.54%	10.15%	9.42%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,235M
Total number of portfolio holdings	223
Total net advisory fee paid	$8.3M
Portfolio turnover rate during the reporting period	60%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	19.0%
Pharmaceuticals	8.1%
Healthcare-Services	7.0%
Insurance	6.6%
Telecommunications	5.4%
Diversified Financial Services	3.8%
Electric	3.7%
Retail	3.7%
Computers	3.5%
Oil & Gas	3.1%
Aerospace/Defense	2.9%
Agriculture	2.8%
Media	2.1%
Unaffiliated Investment Companies	1.9%
Machinery-Construction & Mining	1.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T477 (03/25)

SunAmerica Series Trust
SA Franklin
Small Company
Value
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Small Company Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Small Company Value Portfolio (Class 1)*	$101	0.93%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 17.92% for the year ended January 31, 2025, compared to 26.32% for the Russell 3000® Index (a broad-based securities market index) and 15.52% for the Russell 2000® Value Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, according to the Russell® family of indices. Growth-oriented stocks outperformed value stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | industrials; health care; energy
Security selection in the following sectors  | information technology; financials; consumer discretionary
Position weightings  | Brinker International, Inc.; ACI Worldwide, Inc.; Primoris Services Corp.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | cash; consumer staples; consumer discretionary
Security selection in the following sectors  | energy; materials; communication services
Position weightings  | Vestis Corp.; John Wood Group PLC; Veren, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Franklin Small Company Value Portfolio (Class 1)	17.92%	9.78%	9.01%
Russell 3000® Index	26.32%	14.60%	13.21%
Russell 2000® Value Index	15.52%	8.93%	7.82%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$294M
Total number of portfolio holdings	80
Total net advisory fee paid	$2.6M
Portfolio turnover rate during the reporting period	55%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	17.5%
Machinery-Diversified	7.3%
Insurance	7.1%
Electronics	6.6%
Lodging	3.7%
Aerospace/Defense	3.6%
Chemicals	3.6%
Metal Fabricate/Hardware	3.5%
Commercial Services	3.4%
Toys/Games/Hobbies	3.0%
Software	3.0%
Building Materials	2.9%
Short-Term Investments	2.9%
Diversified Financial Services	2.8%
REITS	2.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T741 (03/25)

SunAmerica Series Trust
SA Franklin
Small Company
Value
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Small Company Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Small Company Value Portfolio (Class 3)*	$128	1.18%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 17.58% for the year ended January 31, 2025, compared to 26.32% for the Russell 3000® Index (a broad-based securities market index) and 15.52% for the Russell 2000® Value Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, according to the Russell® family of indices. Growth-oriented stocks outperformed value stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | industrials; health care; energy
Security selection in the following sectors  | information technology; financials; consumer discretionary
Position weightings  | Brinker International, Inc.; ACI Worldwide, Inc.; Primoris Services Corp.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | cash; consumer staples; consumer discretionary
Security selection in the following sectors  | energy; materials; communication services
Position weightings  | Vestis Corp.; John Wood Group PLC; Veren, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Franklin Small Company Value Portfolio (Class 3)	17.58%	9.50%	8.74%
Russell 3000® Index	26.32%	14.60%	13.21%
Russell 2000® Value Index	15.52%	8.93%	7.82%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$294M
Total number of portfolio holdings	80
Total net advisory fee paid	$2.6M
Portfolio turnover rate during the reporting period	55%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	17.5%
Machinery-Diversified	7.3%
Insurance	7.1%
Electronics	6.6%
Lodging	3.7%
Aerospace/Defense	3.6%
Chemicals	3.6%
Metal Fabricate/Hardware	3.5%
Commercial Services	3.4%
Toys/Games/Hobbies	3.0%
Software	3.0%
Building Materials	2.9%
Short-Term Investments	2.9%
Diversified Financial Services	2.8%
REITS	2.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T287 (03/25)

SunAmerica Series Trust
SA Franklin Systematic
U.S. Large Cap Core
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Systematic U.S. Large Cap Core Portfolio (Class 1)*	$64	0.56%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 29.94% for the year ended January 31, 2025, compared to 26.71% for the Russell 1000® Index (a broad-based securities market index & "Performance Index"). Over the period, U.S. equities posted substantial gains and reached numerous record highs, driven by enthusiasm about artificial intelligence (AI), cooling inflation, solid economic growth, and resiliency from consumers and in labor market data. Monetary policy easing, Donald Trump’s presidential victory and the potential for expansionary fiscal policy supported U.S. stocks.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Positioning in the following factors | momentum
Positioning in the following sectors  | information technology; consumer staples; utilities
Position weightings  | AppLovin Corp., Class A; Vistra Corp.; NVIDIA Corp.
TOP PERFORMANCE DETRACTORS
Positioning in the following factors  | value; quality
Positioning in the following sectors  | energy; financials; cash
Position weightings  | Adobe, Inc.; Regeneron Pharmaceuticals, Inc.; Lockheed Martin Corp.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/7/2019
SA Franklin Systematic U.S. Large Cap Core Portfolio (Class 1)	29.94%	14.68%	15.21%
Russell 1000® Index	26.71%	14.97%	16.07%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$231M
Total number of portfolio holdings	212
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	66%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	14.5%
Semiconductors	10.1%
Software	10.0%
Computers	8.6%
Pharmaceuticals	5.5%
Retail	4.4%
Banks	3.9%
Diversified Financial Services	3.5%
Insurance	3.5%
Electric	2.8%
Auto Manufacturers	2.7%
Biotechnology	2.5%
Telecommunications	2.4%
Healthcare-Products	2.4%
Aerospace/Defense	2.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704H829 (03/25)

SunAmerica Series Trust
SA Franklin Systematic
U.S. Large Cap Core
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Systematic U.S. Large Cap Core Portfolio (Class 3)*	$93	0.81%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 29.60% for the year ended January 31, 2025, compared to 26.71% for the Russell 1000® Index (a broad-based securities market index & "Performance Index"). Over the period, U.S. equities posted substantial gains and reached numerous record highs, driven by enthusiasm about artificial intelligence (AI), cooling inflation, solid economic growth, and resiliency from consumers and in labor market data. Monetary policy easing, Donald Trump’s presidential victory and the potential for expansionary fiscal policy supported U.S. stocks.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Positioning in the following factors | momentum
Positioning in the following sectors  | information technology; consumer staples; utilities
Position weightings  | AppLovin Corp., Class A; Vistra Corp.; NVIDIA Corp.
TOP PERFORMANCE DETRACTORS
Positioning in the following factors  | value; quality
Positioning in the following sectors  | energy; financials; cash
Position weightings  | Adobe, Inc.; Regeneron Pharmaceuticals, Inc.; Lockheed Martin Corp.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/7/2019
SA Franklin Systematic U.S. Large Cap Core Portfolio (Class 3)	29.60%	14.39%	14.91%
Russell 1000® Index	26.71%	14.97%	16.07%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$231M
Total number of portfolio holdings	212
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	66%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	14.5%
Semiconductors	10.1%
Software	10.0%
Computers	8.6%
Pharmaceuticals	5.5%
Retail	4.4%
Banks	3.9%
Diversified Financial Services	3.5%
Insurance	3.5%
Electric	2.8%
Auto Manufacturers	2.7%
Biotechnology	2.5%
Telecommunications	2.4%
Healthcare-Products	2.4%
Aerospace/Defense	2.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704H811 (03/25)

SunAmerica Series Trust
SA Franklin Systematic
U.S. Large Cap Value
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 1)*	$71	0.64%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 22.50% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 19.54% for the Russell 1000® Value Index (the "Performance Index"). Over the period, U.S. equities posted substantial gains and reached numerous record highs, driven by enthusiasm about artificial intelligence (AI), cooling inflation, solid economic growth, and resiliency from consumers and in labor market data. Monetary policy easing, Donald Trump’s presidential victory and the potential for expansionary fiscal policy supported U.S. stocks.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Positioning in the following factors | momentum
Positioning in the following sectors  | real estate; consumer discretionary; information technology
Position weightings  | Intel Corp.; Vistra Corp.; Vertiv Holdings Co., Class A
TOP PERFORMANCE DETRACTORS
Positioning in the following factors  | quality; value
Positioning in the following sectors  | energy; communication services; financials
Position weightings  | Comcast Corp., Class A; Centene Corp.; GE Aerospace (lack of exposure)
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 1)	22.50%	11.48%	11.78%
S&P 500® Index	26.38%	15.17%	13.76%
Russell 1000® Value Index	19.54%	10.15%	9.42%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$503M
Total number of portfolio holdings	150
Total net advisory fee paid	$2.6M
Portfolio turnover rate during the reporting period	68%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	9.2%
Insurance	7.9%
Healthcare-Products	6.8%
Retail	6.3%
Oil & Gas	5.8%
Diversified Financial Services	3.9%
Software	3.7%
Telecommunications	3.5%
REITS	3.3%
Building Materials	3.2%
Pharmaceuticals	3.1%
Computers	3.0%
Semiconductors	2.7%
Electric	2.6%
Healthcare-Services	2.6%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T782 (03/25)

SunAmerica Series Trust
SA Franklin Systematic
U.S. Large Cap Value
Class 2
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 2)*	$88	0.79%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 22.31% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 19.54% for the Russell 1000® Value Index (the "Performance Index"). Over the period, U.S. equities posted substantial gains and reached numerous record highs, driven by enthusiasm about artificial intelligence (AI), cooling inflation, solid economic growth, and resiliency from consumers and in labor market data. Monetary policy easing, Donald Trump’s presidential victory and the potential for expansionary fiscal policy supported U.S. stocks.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Positioning in the following factors | momentum
Positioning in the following sectors  | real estate; consumer discretionary; information technology
Position weightings  | Intel Corp.; Vistra Corp.; Vertiv Holdings Co., Class A
TOP PERFORMANCE DETRACTORS
Positioning in the following factors  | quality; value
Positioning in the following sectors  | energy; communication services; financials
Position weightings  | Comcast Corp., Class A; Centene Corp.; GE Aerospace (lack of exposure)
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 2)	22.31%	11.32%	11.62%
S&P 500® Index	26.38%	15.17%	13.76%
Russell 1000® Value Index	19.54%	10.15%	9.42%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$503M
Total number of portfolio holdings	150
Total net advisory fee paid	$2.6M
Portfolio turnover rate during the reporting period	68%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	9.2%
Insurance	7.9%
Healthcare-Products	6.8%
Retail	6.3%
Oil & Gas	5.8%
Diversified Financial Services	3.9%
Software	3.7%
Telecommunications	3.5%
REITS	3.3%
Building Materials	3.2%
Pharmaceuticals	3.1%
Computers	3.0%
Semiconductors	2.7%
Electric	2.6%
Healthcare-Services	2.6%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T469 (03/25)

SunAmerica Series Trust
SA Franklin Systematic
U.S. Large Cap Value
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 3)*	$99	0.89%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 22.15% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 19.54% for the Russell 1000® Value Index (the "Performance Index"). Over the period, U.S. equities posted substantial gains and reached numerous record highs, driven by enthusiasm about artificial intelligence (AI), cooling inflation, solid economic growth, and resiliency from consumers and in labor market data. Monetary policy easing, Donald Trump’s presidential victory and the potential for expansionary fiscal policy supported U.S. stocks.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Positioning in the following factors | momentum
Positioning in the following sectors  | real estate; consumer discretionary; information technology
Position weightings  | Intel Corp.; Vistra Corp.; Vertiv Holdings Co., Class A
TOP PERFORMANCE DETRACTORS
Positioning in the following factors  | quality; value
Positioning in the following sectors  | energy; communication services; financials
Position weightings  | Comcast Corp., Class A; Centene Corp.; GE Aerospace (lack of exposure)
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 3)	22.15%	11.20%	11.50%
S&P 500® Index	26.38%	15.17%	13.76%
Russell 1000® Value Index	19.54%	10.15%	9.42%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$503M
Total number of portfolio holdings	150
Total net advisory fee paid	$2.6M
Portfolio turnover rate during the reporting period	68%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	9.2%
Insurance	7.9%
Healthcare-Products	6.8%
Retail	6.3%
Oil & Gas	5.8%
Diversified Financial Services	3.9%
Software	3.7%
Telecommunications	3.5%
REITS	3.3%
Building Materials	3.2%
Pharmaceuticals	3.1%
Computers	3.0%
Semiconductors	2.7%
Electric	2.6%
Healthcare-Services	2.6%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T451 (03/25)

SunAmerica Series Trust
SA Franklin
Tactical Opportunities
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Tactical Opportunities Portfolio (Class 1)*	$87	0.81%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 14.44% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 14.51% for the Blended Index (the "Performance Index") comprised of 43% S&P 500® Index, 5% Russell 2000® Index, 22% MSCI EAFE Index (net); 30% Bloomberg U.S. Government/Credit Index. Over the period, international developed equities underperformed U.S. equities, while U.S. growth stocks outperformed U.S. value stocks.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Positioning within: global dividend equities; international equities; U.S. large cap growth equities
Asset Allocation  | strategic; tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Positioning within: U.S. large cap core equities; U.S. small cap equities
For the fixed income segment of the fund  | core bond holdings
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/6/2017
SA Franklin Tactical Opportunities Portfolio (Class 1)	14.44%	7.77%	7.25%
S&P 500® Index	26.38%	15.17%	14.41%
43% S&P 500® Index; 5% Russell 2000® Index; 22% MSCI EAFE Index (net); 30% Bloomberg U.S. Government/Credit Index	14.51%	8.32%	8.26%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$103M
Total number of portfolio holdings	1,036
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	30%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	16.7%
Banks	7.0%
Internet	6.9%
Software	5.6%
Unaffiliated Investment Companies	5.1%
Pharmaceuticals	4.9%
Semiconductors	4.7%
Retail	3.9%
Short-Term Investments	3.5%
Computers	3.4%
Insurance	3.1%
Diversified Financial Services	3.1%
Telecommunications	2.3%
Oil & Gas	2.0%
Healthcare-Products	1.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C440 (03/25)

SunAmerica Series Trust
SA Franklin
Tactical Opportunities
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Tactical Opportunities Portfolio (Class 3)*	$113	1.06%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 14.11% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 14.51% for the Blended Index (the "Performance Index") comprised of 43% S&P 500® Index, 5% Russell 2000® Index, 22% MSCI EAFE Index (net); 30% Bloomberg U.S. Government/Credit Index. Over the period, international developed equities underperformed U.S. equities, while U.S. growth stocks outperformed U.S. value stocks.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Positioning within: global dividend equities; international equities; U.S. large cap growth equities
Asset Allocation  | strategic; tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Positioning within: U.S. large cap core equities; U.S. small cap equities
For the fixed income segment of the fund  | core bond holdings
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/6/2017
SA Franklin Tactical Opportunities Portfolio (Class 3)	14.11%	7.50%	6.98%
S&P 500® Index	26.38%	15.17%	14.41%
43% S&P 500® Index; 5% Russell 2000® Index; 22% MSCI EAFE Index (net); 30% Bloomberg U.S. Government/Credit Index	14.51%	8.32%	8.26%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$103M
Total number of portfolio holdings	1,036
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	30%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	16.7%
Banks	7.0%
Internet	6.9%
Software	5.6%
Unaffiliated Investment Companies	5.1%
Pharmaceuticals	4.9%
Semiconductors	4.7%
Retail	3.9%
Short-Term Investments	3.5%
Computers	3.4%
Insurance	3.1%
Diversified Financial Services	3.1%
Telecommunications	2.3%
Oil & Gas	2.0%
Healthcare-Products	1.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C432 (03/25)

SunAmerica Series Trust
SA Global Index
Allocation 60/40
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 60/40 Portfolio (Class 1)*	$19	0.18%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio invests in equity and fixed income index underlying portfolios, but actively manages its allocation to each underlying portfolio and between equities and fixed income.
The Class 1 shares posted a return of 11.50% for the year ended January 31, 2025, compared to 8.65% for the MSCI EAFE Index (net) (a broad-based securities market index) and 11.16% for the Blended Index (the "Performance Index") comprised of 23% S&P 500® Index; 5% S&P MidCap 400® Index; 2% Russell 2000® Index; 27% MSCI EAFE Index (net); 3% MSCI Emerging Markets Index (net); 20% Bloomberg U.S. Government/Credit Index; 20% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, U.S. equities outperformed international developed and emerging markets equities. The bond market witnessed positive returns over the last 12 months despite elevated inflation expectations pushing interest rates higher.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Asset Allocation | tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
For the fixed income segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2018
SA Global Index Allocation 60/40 Portfolio (Class 1)	11.50%	6.06%	6.09%
MSCI EAFE Index (net)	8.65%	6.25%	4.94%
23% S&P 500® Index; 5% S&P MidCap 400® Index; 2% Russell 2000® Index; 27% MSCI EAFE Index (net); 3% MSCI Emerging Markets Index (net); 20% Bloomberg U.S. Government/Credit Index; 20% Bloomberg Intermediate U.S. Government/Credit Index	11.16%	6.30%	6.48%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$103M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	11%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704H704 (03/25)

SunAmerica Series Trust
SA Global Index
Allocation 60/40
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 60/40 Portfolio (Class 3)*	$45	0.43%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio invests in equity and fixed income index underlying portfolios, but actively manages its allocation to each underlying portfolio and between equities and fixed income.
The Class 3 shares posted a return of 11.21% for the year ended January 31, 2025, compared to 8.65% for the MSCI EAFE Index (net) (a broad-based securities market index) and 11.16% for the Blended Index (the "Performance Index") comprised of 23% S&P 500® Index; 5% S&P MidCap 400® Index; 2% Russell 2000® Index; 27% MSCI EAFE Index (net); 3% MSCI Emerging Markets Index (net); 20% Bloomberg U.S. Government/Credit Index; 20% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, U.S. equities outperformed international developed and emerging markets equities. The bond market witnessed positive returns over the last 12 months despite elevated inflation expectations pushing interest rates higher.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Asset Allocation | tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
For the fixed income segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2018
SA Global Index Allocation 60/40 Portfolio (Class 3)	11.21%	5.81%	5.84%
MSCI EAFE Index (net)	8.65%	6.25%	4.94%
23% S&P 500® Index; 5% S&P MidCap 400® Index; 2% Russell 2000® Index; 27% MSCI EAFE Index (net); 3% MSCI Emerging Markets Index (net); 20% Bloomberg U.S. Government/Credit Index; 20% Bloomberg Intermediate U.S. Government/Credit Index	11.16%	6.30%	6.48%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$103M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	11%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704H803 (03/25)

SunAmerica Series Trust
SA Global Index
Allocation 75/25
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 75/25 Portfolio (Class 1)*	$19	0.18%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio invests in equity and fixed income index underlying portfolios, but actively manages its allocation to each underlying portfolio and between equities and fixed income.
The Class 1 shares posted a return of 13.76% for the year ended January 31, 2025, compared to 8.65% for the MSCI EAFE Index (net) (a broad-based securities market index) and 13.44% for the Blended Index (the "Performance Index") comprised of 28% S&P 500® Index; 6% S&P MidCap 400® Index; 4% Russell 2000® Index; 32% MSCI EAFE Index (net); 5% MSCI Emerging Markets Index (net); 12.5% Bloomberg U.S. Government/Credit Index; 12.5% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, U.S. equities outperformed international developed and emerging markets equities. The bond market witnessed positive returns over the last 12 months despite elevated inflation expectations pushing interest rates higher.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Asset Allocation | tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
For the fixed income segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2018
SA Global Index Allocation 75/25 Portfolio (Class 1)	13.76%	7.38%	6.98%
MSCI EAFE Index (net)	8.65%	6.25%	4.94%
28% S&P 500® Index; 6% S&P MidCap 400® Index; 4% Russell 2000® Index; 32% MSCI EAFE Index (net); 5% MSCI Emerging Markets Index (net); 12.5% Bloomberg U.S. Government/Credit Index; 12.5% Bloomberg Intermediate U.S. Government/Credit Index	13.44%	7.72%	7.46%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$105M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	10%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704H886 (03/25)

SunAmerica Series Trust
SA Global Index
Allocation 75/25
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 75/25 Portfolio (Class 3)*	$46	0.43%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio invests in equity and fixed income index underlying portfolios, but actively manages its allocation to each underlying portfolio and between equities and fixed income.
The Class 3 shares posted a return of 13.48% for the year ended January 31, 2025, compared to 8.65% for the MSCI EAFE Index (net) (a broad-based securities market index) and 13.44% for the Blended Index (the "Performance Index") comprised of 28% S&P 500® Index; 6% S&P MidCap 400® Index; 4% Russell 2000® Index; 32% MSCI EAFE Index (net); 5% MSCI Emerging Markets Index (net); 12.5% Bloomberg U.S. Government/Credit Index; 12.5% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, U.S. equities outperformed international developed and emerging markets equities. The bond market witnessed positive returns over the last 12 months despite elevated inflation expectations pushing interest rates higher.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Asset Allocation | tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
For the fixed income segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2018
SA Global Index Allocation 75/25 Portfolio (Class 3)	13.48%	7.10%	6.72%
MSCI EAFE Index (net)	8.65%	6.25%	4.94%
28% S&P 500® Index; 6% S&P MidCap 400® Index; 4% Russell 2000® Index; 32% MSCI EAFE Index (net); 5% MSCI Emerging Markets Index (net); 12.5% Bloomberg U.S. Government/Credit Index; 12.5% Bloomberg Intermediate U.S. Government/Credit Index	13.44%	7.72%	7.46%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$105M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	10%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704H878 (03/25)

SunAmerica Series Trust
SA Global Index
Allocation 90/10
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 90/10 Portfolio (Class 1)*	$14	0.13%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio invests in equity and fixed income index underlying portfolios, but actively manages its allocation to each underlying portfolio and between equities and fixed income.
The Class 1 shares posted a return of 15.78% for the year ended January 31, 2025, compared to 8.65% for the MSCI EAFE Index (net) (a broad-based securities market index) and 15.45% for the Blended Index (the "Performance Index") comprised of 32% S&P 500® Index; 8% S&P MidCap 400® Index; 5% Russell 2000® Index; 40% MSCI EAFE Index (net); 5% MSCI Emerging Markets Index (net); 5% Bloomberg U.S. Government/Credit Index; 5% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, U.S. equities outperformed international developed and emerging markets equities. The bond market witnessed positive returns over the last 12 months despite elevated inflation expectations pushing interest rates higher.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Asset Allocation | tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
For the fixed income segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2018
SA Global Index Allocation 90/10 Portfolio (Class 1)	15.78%	8.66%	7.81%
MSCI EAFE Index (net)	8.65%	6.25%	4.94%
32% S&P 500® Index; 8% S&P MidCap 400® Index; 5% Russell 2000® Index; 40% MSCI EAFE Index (net); 5% MSCI Emerging Markets Index (net); 5% Bloomberg U.S. Government/Credit Index; 5% Bloomberg Intermediate U.S. Government/Credit Index	15.45%	9.08%	8.37%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$387M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.4M
Portfolio turnover rate during the reporting period	9%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704H860 (03/25)

SunAmerica Series Trust
SA Global Index
Allocation 90/10
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 90/10 Portfolio (Class 3)*	$41	0.38%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio invests in equity and fixed income index underlying portfolios, but actively manages its allocation to each underlying portfolio and between equities and fixed income.
The Class 3 shares posted a return of 15.51% for the year ended January 31, 2025, compared to 8.65% for the MSCI EAFE Index (net) (a broad-based securities market index) and 15.45% for the Blended Index (the "Performance Index") comprised of 32% S&P 500® Index; 8% S&P MidCap 400® Index; 5% Russell 2000® Index; 40% MSCI EAFE Index (net); 5% MSCI Emerging Markets Index (net); 5% Bloomberg U.S. Government/Credit Index; 5% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, U.S. equities outperformed international developed and emerging markets equities. The bond market witnessed positive returns over the last 12 months despite elevated inflation expectations pushing interest rates higher.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Asset Allocation | tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
For the fixed income segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2018
SA Global Index Allocation 90/10 Portfolio (Class 3)	15.51%	8.38%	7.54%
MSCI EAFE Index (net)	8.65%	6.25%	4.94%
32% S&P 500® Index; 8% S&P MidCap 400® Index; 5% Russell 2000® Index; 40% MSCI EAFE Index (net); 5% MSCI Emerging Markets Index (net); 5% Bloomberg U.S. Government/Credit Index; 5% Bloomberg Intermediate U.S. Government/Credit Index	15.45%	9.08%	8.37%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$387M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.4M
Portfolio turnover rate during the reporting period	9%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704H852 (03/25)

SunAmerica Series Trust
SA Goldman Sachs
Multi-Asset
Insights
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Goldman Sachs Multi-Asset Insights Portfolio (Class 1)*	$90	0.83%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 16.06% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 13.99% for the Blended Index (the "Performance Index") comprised of 38.5% S&P 500® Index, 3.5% S&P MidCap 400® Index, 3.5% Russell 2000® Index, 24.5% MSCI EAFE Index (net), 30% Bloomberg U.S. Government/Credit Index. Over the period, U.S. equities outperformed international developed and emerging markets equities. U.S. Treasuries underperformed corporate credit over the last 12 months.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following sectors: energy; consumer staples. Security selection in the following sectors: information technology; industrials. Exposure to the following countries/regions: United States; France
For the fixed income segment of the fund  | Allocations in the following sectors: investment grade credit (using CDX)
Asset Allocation  | strategic
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following sectors: health care; real estate. Security selection in the following sectors: consumer discretionary; energy. Exposure to the following countries/regions: Denmark; Hong Kong
For the fixed income segment of the fund  | Allocations in the following sectors: U.S. Treasuries (using futures)
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/6/2017
SA Goldman Sachs Multi-Asset Insights Portfolio (Class 1)	16.06%	8.10%	7.13%
S&P 500® Index	26.38%	15.17%	14.41%
38.5% S&P 500® Index; 3.5% S&P MidCap 400® Index; 3.5% Russell 2000® Index; 24.5% MSCI EAFE Index (net); 30% Bloomberg U.S. Government/Credit Index	13.99%	8.08%	7.99%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$50M
Total number of portfolio holdings	348
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	165%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Short-Term Investments	25.9%
Internet	7.5%
Software	6.5%
Computers	4.9%
Banks	4.4%
Pharmaceuticals	3.9%
Semiconductors	3.7%
Healthcare-Services	3.4%
Diversified Financial Services	3.3%
Insurance	3.1%
Commercial Services	2.4%
Unaffiliated Investment Companies	2.2%
Telecommunications	2.2%
Aerospace/Defense	2.1%
Chemicals	1.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C390 (03/25)

SunAmerica Series Trust
SA Goldman Sachs
Multi-Asset
Insights
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Goldman Sachs Multi-Asset Insights Portfolio (Class 3)*	$117	1.08%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 15.86% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 13.99% for the Blended Index (the "Performance Index") comprised of 38.5% S&P 500® Index, 3.5% S&P MidCap 400® Index, 3.5% Russell 2000® Index, 24.5% MSCI EAFE Index (net), 30% Bloomberg U.S. Government/Credit Index. Over the period, U.S. equities outperformed international developed and emerging markets equities. U.S. Treasuries underperformed corporate credit over the last 12 months.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following sectors: energy; consumer staples. Security selection in the following sectors: information technology; industrials. Exposure to the following countries/regions: United States; France
For the fixed income segment of the fund  | Allocations in the following sectors: investment grade credit (using CDX)
Asset Allocation  | strategic
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following sectors: health care; real estate. Security selection in the following sectors: consumer discretionary; energy. Exposure to the following countries/regions: Denmark; Hong Kong
For the fixed income segment of the fund  | Allocations in the following sectors: U.S. Treasuries (using futures)
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/6/2017
SA Goldman Sachs Multi-Asset Insights Portfolio (Class 3)	15.86%	7.85%	6.87%
S&P 500® Index	26.38%	15.17%	14.41%
38.5% S&P 500® Index; 3.5% S&P MidCap 400® Index; 3.5% Russell 2000® Index; 24.5% MSCI EAFE Index (net); 30% Bloomberg U.S. Government/Credit Index	13.99%	8.08%	7.99%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$50M
Total number of portfolio holdings	348
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	165%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Short-Term Investments	25.9%
Internet	7.5%
Software	6.5%
Computers	4.9%
Banks	4.4%
Pharmaceuticals	3.9%
Semiconductors	3.7%
Healthcare-Services	3.4%
Diversified Financial Services	3.3%
Insurance	3.1%
Commercial Services	2.4%
Unaffiliated Investment Companies	2.2%
Telecommunications	2.2%
Aerospace/Defense	2.1%
Chemicals	1.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C382 (03/25)

SunAmerica Series Trust
SA Index
Allocation 60/40
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 60/40 Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 60/40 Portfolio (Class 1)*	$15	0.14%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio invests in equity and fixed income index underlying portfolios, but actively manages its allocation to each underlying portfolio and between equities and fixed income.
The Class 1 shares posted a return of 14.30% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 14.18% for the Blended Index (the "Performance Index") comprised of 40% S&P 500® Index; 5% S&P MidCap 400® Index; 5% Russell 2000® Index; 10% MSCI EAFE Index (net); 20% Bloomberg U.S. Government/Credit Index; 20% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, U.S. equities outperformed international developed and emerging markets equities. The bond market witnessed positive returns over the last 12 months despite elevated inflation expectations pushing interest rates higher.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Asset Allocation | tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
For the fixed income segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA Index Allocation 60/40 Portfolio (Class 1)	14.30%	7.73%	8.03%
S&P 500® Index	26.38%	15.17%	14.83%
40% S&P 500® Index; 5% S&P MidCap 400® Index; 5% Russell 2000® Index; 10% MSCI EAFE Index (net); 20% Bloomberg U.S. Government/Credit Index; 20% Bloomberg Intermediate U.S. Government/Credit Index	14.18%	7.96%	8.39%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$276M
Total number of portfolio holdings	6
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	6%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C135 (03/25)

SunAmerica Series Trust
SA Index
Allocation 60/40
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 60/40 Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 60/40 Portfolio (Class 3)*	$42	0.39%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio invests in equity and fixed income index underlying portfolios, but actively manages its allocation to each underlying portfolio and between equities and fixed income.
The Class 3 shares posted a return of 14.08% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 14.18% for the Blended Index (the "Performance Index") comprised of 40% S&P 500® Index; 5% S&P MidCap 400® Index; 5% Russell 2000® Index; 10% MSCI EAFE Index (net); 20% Bloomberg U.S. Government/Credit Index; 20% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, U.S. equities outperformed international developed and emerging markets equities. The bond market witnessed positive returns over the last 12 months despite elevated inflation expectations pushing interest rates higher.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Asset Allocation | tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
For the fixed income segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA Index Allocation 60/40 Portfolio (Class 3)	14.08%	7.48%	7.77%
S&P 500® Index	26.38%	15.17%	14.83%
40% S&P 500® Index; 5% S&P MidCap 400® Index; 5% Russell 2000® Index; 10% MSCI EAFE Index (net); 20% Bloomberg U.S. Government/Credit Index; 20% Bloomberg Intermediate U.S. Government/Credit Index	14.18%	7.96%	8.39%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$276M
Total number of portfolio holdings	6
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	6%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C143 (03/25)

SunAmerica Series Trust
SA Index
Allocation 80/20
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 80/20 Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 80/20 Portfolio (Class 1)*	$13	0.12%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio invests in equity and fixed income index underlying portfolios, but actively manages its allocation to each underlying portfolio and between equities and fixed income.
The Class 1 shares posted a return of 17.91% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 17.84% for the Blended Index (the "Performance Index") comprised of 50% S&P 500® Index; 10% S&P MidCap 400® Index; 5% Russell 2000® Index; 15% MSCI EAFE Index (net); 10% Bloomberg U.S. Government/Credit Index; 10% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, U.S. equities outperformed international developed and emerging markets equities. The bond market witnessed positive returns over the last 12 months despite elevated inflation expectations pushing interest rates higher.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Asset Allocation | tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
For the fixed income segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA Index Allocation 80/20 Portfolio (Class 1)	17.91%	10.03%	9.92%
S&P 500® Index	26.38%	15.17%	14.83%
50% S&P 500® Index; 10% S&P MidCap 400® Index; 5% Russell 2000® Index; 15% MSCI EAFE Index (net); 10% Bloomberg U.S. Government/Credit Index; 10% Bloomberg Intermediate U.S. Government/Credit Index	17.84%	10.34%	10.35%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$532M
Total number of portfolio holdings	6
Total net advisory fee paid	$0.5M
Portfolio turnover rate during the reporting period	5%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C150 (03/25)

SunAmerica Series Trust
SA Index
Allocation 80/20
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 80/20 Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 80/20 Portfolio (Class 3)*	$40	0.37%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio invests in equity and fixed income index underlying portfolios, but actively manages its allocation to each underlying portfolio and between equities and fixed income.
The Class 3 shares posted a return of 17.59% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 17.84% for the Blended Index (the "Performance Index") comprised of 50% S&P 500® Index; 10% S&P MidCap 400® Index; 5% Russell 2000® Index; 15% MSCI EAFE Index (net); 10% Bloomberg U.S. Government/Credit Index; 10% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, U.S. equities outperformed international developed and emerging markets equities. The bond market witnessed positive returns over the last 12 months despite elevated inflation expectations pushing interest rates higher.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Asset Allocation | tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
For the fixed income segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA Index Allocation 80/20 Portfolio (Class 3)	17.59%	9.74%	9.65%
S&P 500® Index	26.38%	15.17%	14.83%
50% S&P 500® Index; 10% S&P MidCap 400® Index; 5% Russell 2000® Index; 15% MSCI EAFE Index (net); 10% Bloomberg U.S. Government/Credit Index; 10% Bloomberg Intermediate U.S. Government/Credit Index	17.84%	10.34%	10.35%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$532M
Total number of portfolio holdings	6
Total net advisory fee paid	$0.5M
Portfolio turnover rate during the reporting period	5%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C168 (03/25)

SunAmerica Series Trust
SA Index
Allocation 90/10
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 90/10 Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 90/10 Portfolio (Class 1)*	$12	0.11%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio invests in equity and fixed income index underlying portfolios, but actively manages its allocation to each underlying portfolio and between equities and fixed income.
The Class 1 shares posted a return of 19.40% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 19.40% for the Blended Index (the "Performance Index") comprised of 55% S&P 500® Index; 10% S&P MidCap 400® Index; 5% Russell 2000® Index; 20% MSCI EAFE Index (net); 5% Bloomberg U.S. Government/Credit Index; 5% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, U.S. equities outperformed international developed and emerging markets equities. The bond market witnessed positive returns over the last 12 months despite elevated inflation expectations pushing interest rates higher.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Asset Allocation | tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
For the fixed income segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA Index Allocation 90/10 Portfolio (Class 1)	19.40%	10.98%	10.75%
S&P 500® Index	26.38%	15.17%	14.83%
55% S&P 500® Index; 10% S&P MidCap 400® Index; 5% Russell 2000® Index; 20% MSCI EAFE Index (net); 5% Bloomberg U.S. Government/Credit Index; 5% Bloomberg Intermediate U.S. Government/Credit Index	19.40%	11.36%	11.22%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,491M
Total number of portfolio holdings	6
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	4%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C176 (03/25)

SunAmerica Series Trust
SA Index
Allocation 90/10
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 90/10 Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 90/10 Portfolio (Class 3)*	$39	0.36%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio invests in equity and fixed income index underlying portfolios, but actively manages its allocation to each underlying portfolio and between equities and fixed income.
The Class 3 shares posted a return of 19.09% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 19.40% for the Blended Index (the "Performance Index") comprised of 55% S&P 500® Index; 10% S&P MidCap 400® Index; 5% Russell 2000® Index; 20% MSCI EAFE Index (net); 5% Bloomberg U.S. Government/Credit Index; 5% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, U.S. equities outperformed international developed and emerging markets equities. The bond market witnessed positive returns over the last 12 months despite elevated inflation expectations pushing interest rates higher.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Asset Allocation | tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
For the fixed income segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA Index Allocation 90/10 Portfolio (Class 3)	19.09%	10.70%	10.48%
S&P 500® Index	26.38%	15.17%	14.83%
55% S&P 500® Index; 10% S&P MidCap 400® Index; 5% Russell 2000® Index; 20% MSCI EAFE Index (net); 5% Bloomberg U.S. Government/Credit Index; 5% Bloomberg Intermediate U.S. Government/Credit Index	19.40%	11.36%	11.22%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,491M
Total number of portfolio holdings	6
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	4%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C184 (03/25)

SunAmerica Series Trust
SA International
Index
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA International Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA International Index Portfolio (Class 1)*	$50	0.48%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is passively managed to match the MSCI EAFE Index (net) before expenses.
The Class 1 shares posted a return of 8.61% for the year ended January 31, 2025, compared to 8.65% for the MSCI EAFE Index (net) (a broad-based securities market index & "Performance Index"). Over the period, U.S. equities outperformed international developed and emerging markets equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis allocations in the following sectors | financials; communication services; industrials
On an absolute basis position weightings  | SAP SE; HSBC Holdings PLC; Hitachi, Ltd.
On an absolute basis allocations in the following countries/regions  | United Kingdom; Germany; Japan
TOP PERFORMANCE DETRACTORS
On an absolute basis allocations in the following sectors  | consumer staples; materials; energy
On an absolute basis position weightings  | Novo Nordisk A/S, Class B; Nestle SA; ASML Holding NV
On an absolute basis allocations in the following countries/regions  | Denmark; Portugal; Finland
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA International Index Portfolio (Class 1)	8.61%	5.84%	5.99%
MSCI EAFE Index (net)	8.65%	6.25%	6.75%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$828M
Total number of portfolio holdings	732
Total net advisory fee paid	$3.1M
Portfolio turnover rate during the reporting period	9%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	12.4%
Pharmaceuticals	7.8%
Repurchase Agreements	5.9%
Insurance	4.9%
Unaffiliated Investment Companies	3.4%
Oil & Gas	3.3%
Food	3.1%
Semiconductors	3.1%
Auto Manufacturers	2.8%
Commercial Services	2.8%
Telecommunications	2.6%
Software	2.5%
Electric	2.3%
Retail	2.3%
Aerospace/Defense	2.2%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C192 (03/25)

SunAmerica Series Trust
SA International
Index
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA International Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA International Index Portfolio (Class 3)*	$76	0.73%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is passively managed to match the MSCI EAFE Index (net) before expenses.
The Class 3 shares posted a return of 8.29% for the year ended January 31, 2025, compared to 8.65% for the MSCI EAFE Index (net) (a broad-based securities market index & "Performance Index"). Over the period, U.S. equities outperformed international developed and emerging markets equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis allocations in the following sectors | financials; communication services; industrials
On an absolute basis position weightings  | SAP SE; HSBC Holdings PLC; Hitachi, Ltd.
On an absolute basis allocations in the following countries/regions  | United Kingdom; Germany; Japan
TOP PERFORMANCE DETRACTORS
On an absolute basis allocations in the following sectors  | consumer staples; materials; energy
On an absolute basis position weightings  | Novo Nordisk A/S, Class B; Nestle SA; ASML Holding NV
On an absolute basis allocations in the following countries/regions  | Denmark; Portugal; Finland
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA International Index Portfolio (Class 3)	8.29%	5.58%	5.72%
MSCI EAFE Index (net)	8.65%	6.25%	6.75%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$828M
Total number of portfolio holdings	732
Total net advisory fee paid	$3.1M
Portfolio turnover rate during the reporting period	9%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	12.4%
Pharmaceuticals	7.8%
Repurchase Agreements	5.9%
Insurance	4.9%
Unaffiliated Investment Companies	3.4%
Oil & Gas	3.3%
Food	3.1%
Semiconductors	3.1%
Auto Manufacturers	2.8%
Commercial Services	2.8%
Telecommunications	2.6%
Software	2.5%
Electric	2.3%
Retail	2.3%
Aerospace/Defense	2.2%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C218 (03/25)

SunAmerica Series Trust
SA Invesco Growth
Opportunities
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Invesco Growth Opportunities Portfolio (Class 1)*	$89	0.80%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 21.27% for the year ended January 31, 2025, compared to 26.32% for the Russell 3000® Index (a broad-based securities market index) and 22.73% for the Russell 2000® Growth Index (the "Performance Index"). During the period, U.S. small cap growth equities saw stronger absolute performance following the lowering of the U.S. Federal Funds Rate.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | health care; information technology; communication services
Security selection in the following sectors  | health care; consumer discretionary; utilities
Position weightings  | Natera, Inc.; Astera Labs, Inc.; Intra-Cellular Therapies, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | cash; materials; utilities
Security selection in the following sectors  | information technology; industrials; consumer staples
Position weightings  | Super Micro Computer, Inc. (lack of exposure); MicroStrategy, Inc., Class A (lack of exposure); Sprouts Farmers Market, Inc. (lack of exposure)
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Invesco Growth Opportunities Portfolio (Class 1)	21.27%	7.86%	8.82%
Russell 3000® Index	26.32%	14.60%	13.21%
Russell 2000® Growth Index	22.73%	7.76%	8.68%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$293M
Total number of portfolio holdings	117
Total net advisory fee paid	$2.2M
Portfolio turnover rate during the reporting period	55%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	13.1%
Healthcare-Products	10.1%
Retail	7.7%
Diversified Financial Services	7.4%
Biotechnology	5.1%
Engineering & Construction	3.7%
Electronics	3.7%
Semiconductors	3.4%
Healthcare-Services	3.2%
Internet	3.0%
Pharmaceuticals	3.0%
Commercial Services	2.8%
Computers	2.7%
Machinery-Diversified	2.7%
Building Materials	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T659 (03/25)

SunAmerica Series Trust
SA Invesco Growth
Opportunities
Class 2
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Invesco Growth Opportunities Portfolio (Class 2)*	$105	0.95%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 21.26% for the year ended January 31, 2025, compared to 26.32% for the Russell 3000® Index (a broad-based securities market index) and 22.73% for the Russell 2000® Growth Index (the "Performance Index"). During the period, U.S. small cap growth equities saw stronger absolute performance following the lowering of the U.S. Federal Funds Rate.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | health care; information technology; communication services
Security selection in the following sectors  | health care; consumer discretionary; utilities
Position weightings  | Natera, Inc.; Astera Labs, Inc.; Intra-Cellular Therapies, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | cash; materials; utilities
Security selection in the following sectors  | information technology; industrials; consumer staples
Position weightings  | Super Micro Computer, Inc. (lack of exposure); MicroStrategy, Inc., Class A (lack of exposure); Sprouts Farmers Market, Inc. (lack of exposure)
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Invesco Growth Opportunities Portfolio (Class 2)	21.26%	7.69%	8.66%
Russell 3000® Index	26.32%	14.60%	13.21%
Russell 2000® Growth Index	22.73%	7.76%	8.68%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$293M
Total number of portfolio holdings	117
Total net advisory fee paid	$2.2M
Portfolio turnover rate during the reporting period	55%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	13.1%
Healthcare-Products	10.1%
Retail	7.7%
Diversified Financial Services	7.4%
Biotechnology	5.1%
Engineering & Construction	3.7%
Electronics	3.7%
Semiconductors	3.4%
Healthcare-Services	3.2%
Internet	3.0%
Pharmaceuticals	3.0%
Commercial Services	2.8%
Computers	2.7%
Machinery-Diversified	2.7%
Building Materials	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C309 (03/25)

SunAmerica Series Trust
SA Invesco Growth
Opportunities
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Invesco Growth Opportunities Portfolio (Class 3)*	$116	1.05%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 20.96% for the year ended January 31, 2025, compared to 26.32% for the Russell 3000® Index (a broad-based securities market index) and 22.73% for the Russell 2000® Growth Index (the "Performance Index"). During the period, U.S. small cap growth equities saw stronger absolute performance following the lowering of the U.S. Federal Funds Rate.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | health care; information technology; communication services
Security selection in the following sectors  | health care; consumer discretionary; utilities
Position weightings  | Natera, Inc.; Astera Labs, Inc.; Intra-Cellular Therapies, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | cash; materials; utilities
Security selection in the following sectors  | information technology; industrials; consumer staples
Position weightings  | Super Micro Computer, Inc. (lack of exposure); MicroStrategy, Inc., Class A (lack of exposure); Sprouts Farmers Market, Inc. (lack of exposure)
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Invesco Growth Opportunities Portfolio (Class 3)	20.96%	7.57%	8.55%
Russell 3000® Index	26.32%	14.60%	13.21%
Russell 2000® Growth Index	22.73%	7.76%	8.68%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$293M
Total number of portfolio holdings	117
Total net advisory fee paid	$2.2M
Portfolio turnover rate during the reporting period	55%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	13.1%
Healthcare-Products	10.1%
Retail	7.7%
Diversified Financial Services	7.4%
Biotechnology	5.1%
Engineering & Construction	3.7%
Electronics	3.7%
Semiconductors	3.4%
Healthcare-Services	3.2%
Internet	3.0%
Pharmaceuticals	3.0%
Commercial Services	2.8%
Computers	2.7%
Machinery-Diversified	2.7%
Building Materials	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C408 (03/25)

SunAmerica Series Trust
SA Janus Focused
Growth
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Janus Focused Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Janus Focused Growth Portfolio (Class 1)*	$90	0.79%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 27.42% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 32.68% for the Russell 1000® Growth Index (the "Performance Index"). Growth-oriented U.S. equities, as measured by the Russell 1000® Growth Index, rose sharply over the trailing twelve-month period. The equity rally was led by stocks in the information technology sector as the Index’s best performing sector during the period.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | consumer staples; consumer discretionary; information technology
Security selection in the following sectors  | industrials; health care
Position weightings  | Howmet Aerospace, Inc.; Marvell Technology, Inc.; Argenx SE
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | health care; communication services
Security selection in the following sectors  | consumer discretionary; information technology
Position weightings  | Tesla, Inc. (lack of exposure); Broadcom, Inc.; ASML Holding NV
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Janus Focused Growth Portfolio (Class 1)	27.42%	15.30%	14.18%
S&P 500® Index	26.38%	15.17%	13.76%
Russell 1000® Growth Index	32.68%	18.90%	17.18%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$446M
Total number of portfolio holdings	36
Total net advisory fee paid	$3.4M
Portfolio turnover rate during the reporting period	36%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	27.7%
Semiconductors	16.5%
Software	15.0%
Diversified Financial Services	6.5%
Computers	6.1%
Pharmaceuticals	4.5%
Healthcare-Services	2.9%
Biotechnology	2.9%
Aerospace/Defense	2.6%
Private Equity	1.9%
Beverages	1.8%
Entertainment	1.7%
Electrical Components & Equipment	1.5%
Insurance	1.5%
Healthcare-Products	1.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C861 (03/25)

SunAmerica Series Trust
SA Janus Focused
Growth
Class 2
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Janus Focused Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Janus Focused Growth Portfolio (Class 2)*	$107	0.94%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 27.17% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 32.68% for the Russell 1000® Growth Index (the "Performance Index"). Growth-oriented U.S. equities, as measured by the Russell 1000® Growth Index, rose sharply over the trailing twelve-month period. The equity rally was led by stocks in the information technology sector as the Index’s best performing sector during the period.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | consumer staples; consumer discretionary; information technology
Security selection in the following sectors  | industrials; health care
Position weightings  | Howmet Aerospace, Inc.; Marvell Technology, Inc.; Argenx SE
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | health care; communication services
Security selection in the following sectors  | consumer discretionary; information technology
Position weightings  | Tesla, Inc. (lack of exposure); Broadcom, Inc.; ASML Holding NV
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Janus Focused Growth Portfolio (Class 2)	27.17%	15.11%	14.00%
S&P 500® Index	26.38%	15.17%	13.76%
Russell 1000® Growth Index	32.68%	18.90%	17.18%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$446M
Total number of portfolio holdings	36
Total net advisory fee paid	$3.4M
Portfolio turnover rate during the reporting period	36%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	27.7%
Semiconductors	16.5%
Software	15.0%
Diversified Financial Services	6.5%
Computers	6.1%
Pharmaceuticals	4.5%
Healthcare-Services	2.9%
Biotechnology	2.9%
Aerospace/Defense	2.6%
Private Equity	1.9%
Beverages	1.8%
Entertainment	1.7%
Electrical Components & Equipment	1.5%
Insurance	1.5%
Healthcare-Products	1.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C853 (03/25)

SunAmerica Series Trust
SA Janus Focused
Growth
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Janus Focused Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Janus Focused Growth Portfolio (Class 3)*	$118	1.04%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 27.15% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 32.68% for the Russell 1000® Growth Index (the "Performance Index"). Growth-oriented U.S. equities, as measured by the Russell 1000® Growth Index, rose sharply over the trailing twelve-month period. The equity rally was led by stocks in the information technology sector as the Index’s best performing sector during the period.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | consumer staples; consumer discretionary; information technology
Security selection in the following sectors  | industrials; health care
Position weightings  | Howmet Aerospace, Inc.; Marvell Technology, Inc.; Argenx SE
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | health care; communication services
Security selection in the following sectors  | consumer discretionary; information technology
Position weightings  | Tesla, Inc. (lack of exposure); Broadcom, Inc.; ASML Holding NV
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Janus Focused Growth Portfolio (Class 3)	27.15%	15.01%	13.89%
S&P 500® Index	26.38%	15.17%	13.76%
Russell 1000® Growth Index	32.68%	18.90%	17.18%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$446M
Total number of portfolio holdings	36
Total net advisory fee paid	$3.4M
Portfolio turnover rate during the reporting period	36%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	27.7%
Semiconductors	16.5%
Software	15.0%
Diversified Financial Services	6.5%
Computers	6.1%
Pharmaceuticals	4.5%
Healthcare-Services	2.9%
Biotechnology	2.9%
Aerospace/Defense	2.6%
Private Equity	1.9%
Beverages	1.8%
Entertainment	1.7%
Electrical Components & Equipment	1.5%
Insurance	1.5%
Healthcare-Products	1.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C846 (03/25)

SunAmerica Series Trust
SA JPMorgan
Diversified Balanced
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Diversified Balanced Portfolio (Class 1)*	$73	0.69%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 12.03% for the year ended January 31, 2025, compared to 21.40% for the MSCI World Index (net) (a broad-based securities market index) and 13.31% for the Blended Index (the "Performance Index") comprised of 60% MSCI World Index (net); 40% Bloomberg U.S. Government/Credit Index. Over the period, U.S. equities outperformed international developed and emerging markets equities. Longer duration investment grade credit underperformed against the backdrop of rising government bond yields, with 10-year Treasury yields climbing around 20 basis points in the first two weeks of January as Trump’s return to office fueled investors’ expectations for fiscal largesse and inflation stickiness.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations to the following: U.S. value equities
For the fixed income segment of the fund  | Allocations to the following: U.S. core plus bond
Asset Allocation  | tactical (using futures)
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations to the following: global equities
Asset Allocation  | strategic
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Diversified Balanced Portfolio (Class 1)	12.03%	6.88%	6.62%
MSCI World Index (net)	21.40%	12.08%	10.53%
60% MSCI World Index (net); 40% Bloomberg U.S. Government/Credit Index	13.31%	7.13%	6.99%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$439M
Total number of portfolio holdings	1,680
Total net advisory fee paid	$2.6M
Portfolio turnover rate during the reporting period	65%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	11.3%
U.S. Government & Agency Obligations	8.5%
Semiconductors	6.4%
Internet	6.3%
Software	4.6%
Diversified Financial Services	3.7%
Pharmaceuticals	3.4%
Retail	3.2%
Other Asset Backed Securities	3.0%
Electric	2.9%
Collateralized Mortgage Obligations	2.8%
Computers	2.5%
Insurance	2.4%
Oil & Gas	2.4%
Auto Loan Receivables	2.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T881 (03/25)

SunAmerica Series Trust
SA JPMorgan
Diversified Balanced
Class 2
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Diversified Balanced Portfolio (Class 2)*	$89	0.84%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 11.86% for the year ended January 31, 2025, compared to 21.40% for the MSCI World Index (net) (a broad-based securities market index) and 13.31% for the Blended Index (the "Performance Index") comprised of 60% MSCI World Index (net); 40% Bloomberg U.S. Government/Credit Index. Over the period, U.S. equities outperformed international developed and emerging markets equities. Longer duration investment grade credit underperformed against the backdrop of rising government bond yields, with 10-year Treasury yields climbing around 20 basis points in the first two weeks of January as Trump’s return to office fueled investors’ expectations for fiscal largesse and inflation stickiness.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations to the following: U.S. value equities
For the fixed income segment of the fund  | Allocations to the following: U.S. core plus bond
Asset Allocation  | tactical (using futures)
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations to the following: global equities
Asset Allocation  | strategic
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Diversified Balanced Portfolio (Class 2)	11.86%	6.72%	6.46%
MSCI World Index (net)	21.40%	12.08%	10.53%
60% MSCI World Index (net); 40% Bloomberg U.S. Government/Credit Index	13.31%	7.13%	6.99%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$439M
Total number of portfolio holdings	1,680
Total net advisory fee paid	$2.6M
Portfolio turnover rate during the reporting period	65%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	11.3%
U.S. Government & Agency Obligations	8.5%
Semiconductors	6.4%
Internet	6.3%
Software	4.6%
Diversified Financial Services	3.7%
Pharmaceuticals	3.4%
Retail	3.2%
Other Asset Backed Securities	3.0%
Electric	2.9%
Collateralized Mortgage Obligations	2.8%
Computers	2.5%
Insurance	2.4%
Oil & Gas	2.4%
Auto Loan Receivables	2.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T279 (03/25)

SunAmerica Series Trust
SA JPMorgan
Diversified Balanced
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Diversified Balanced Portfolio (Class 3)*	$100	0.94%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 11.73% for the year ended January 31, 2025, compared to 21.40% for the MSCI World Index (net) (a broad-based securities market index) and 13.31% for the Blended Index (the "Performance Index") comprised of 60% MSCI World Index (net); 40% Bloomberg U.S. Government/Credit Index. Over the period, U.S. equities outperformed international developed and emerging markets equities. Longer duration investment grade credit underperformed against the backdrop of rising government bond yields, with 10-year Treasury yields climbing around 20 basis points in the first two weeks of January as Trump’s return to office fueled investors’ expectations for fiscal largesse and inflation stickiness.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations to the following: U.S. value equities
For the fixed income segment of the fund  | Allocations to the following: U.S. core plus bond
Asset Allocation  | tactical (using futures)
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations to the following: global equities
Asset Allocation  | strategic
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Diversified Balanced Portfolio (Class 3)	11.73%	6.62%	6.36%
MSCI World Index (net)	21.40%	12.08%	10.53%
60% MSCI World Index (net); 40% Bloomberg U.S. Government/Credit Index	13.31%	7.13%	6.99%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$439M
Total number of portfolio holdings	1,680
Total net advisory fee paid	$2.6M
Portfolio turnover rate during the reporting period	65%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	11.3%
U.S. Government & Agency Obligations	8.5%
Semiconductors	6.4%
Internet	6.3%
Software	4.6%
Diversified Financial Services	3.7%
Pharmaceuticals	3.4%
Retail	3.2%
Other Asset Backed Securities	3.0%
Electric	2.9%
Collateralized Mortgage Obligations	2.8%
Computers	2.5%
Insurance	2.4%
Oil & Gas	2.4%
Auto Loan Receivables	2.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T261 (03/25)

SunAmerica Series Trust
SA JPMorgan
Emerging Markets
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Emerging Markets Portfolio (Class 1)*	$132	1.21%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 17.97% for the year ended January 31, 2025, compared to 10.89% for the MSCI ACWI ex-U.S. Index (net) (a broad-based securities market index) and 14.75% for the MSCI Emerging Markets Index (net) (the "Performance Index"). Emerging markets equities rose over the trailing 12-month period, driven by gains from Taiwan, China and Colombia.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | materials; consumer staples; health care
Security selection in the following sectors  | financials; real estate; industrials
Position weightings  | Taiwan Semiconductor Manufacturing Co., Ltd. ; Xiaomi Corp., Class B; JD.com, Inc., Class A
Allocations to the following countries/regions  | India; United Arab Emirates; China
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | energy; communication services; consumer discretionary
Security selection in the following sectors  | consumer discretionary; health care
Position weightings  | Samsung Electronics Co., Ltd. ; Hon Hai Precision Industry Co., Ltd. ; Grupo Financiero Banorte SAB de CV, Class O
Allocations to the following countries/regions   | South Korea; Taiwan; Brazil
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Emerging Markets Portfolio (Class 1)	17.97%	3.25%	3.77%
MSCI ACWI ex-U.S. Index (net)	10.89%	5.50%	5.23%
MSCI Emerging Markets Index (net)	14.75%	3.04%	3.76%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$185M
Total number of portfolio holdings	153
Total net advisory fee paid	$1.9M
Portfolio turnover rate during the reporting period	64%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	22.0%
Semiconductors	18.2%
Internet	13.4%
Insurance	4.8%
Computers	4.3%
Oil & Gas	3.7%
Telecommunications	3.5%
Auto Manufacturers	2.3%
Software	2.3%
Transportation	2.2%
Auto Parts & Equipment	2.1%
Diversified Financial Services	2.0%
Retail	1.8%
Airlines	1.6%
Pharmaceuticals	1.2%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T303 (03/25)

SunAmerica Series Trust
SA JPMorgan
Emerging Markets
Class 2
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Emerging Markets Portfolio (Class 2)*	$148	1.36%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 17.72% for the year ended January 31, 2025, compared to 10.89% for the MSCI ACWI ex-U.S. Index (net) (a broad-based securities market index) and 14.75% for the MSCI Emerging Markets Index (net) (the "Performance Index"). Emerging markets equities rose over the trailing 12-month period, driven by gains from Taiwan, China and Colombia.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | materials; consumer staples; health care
Security selection in the following sectors  | financials; real estate; industrials
Position weightings  | Taiwan Semiconductor Manufacturing Co., Ltd. ; Xiaomi Corp., Class B; JD.com, Inc., Class A
Allocations to the following countries/regions  | India; United Arab Emirates; China
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | energy; communication services; consumer discretionary
Security selection in the following sectors  | consumer discretionary; health care
Position weightings  | Samsung Electronics Co., Ltd. ; Hon Hai Precision Industry Co., Ltd. ; Grupo Financiero Banorte SAB de CV, Class O
Allocations to the following countries/regions   | South Korea; Taiwan; Brazil
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Emerging Markets Portfolio (Class 2)	17.72%	3.09%	3.61%
MSCI ACWI ex-U.S. Index (net)	10.89%	5.50%	5.23%
MSCI Emerging Markets Index (net)	14.75%	3.04%	3.76%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$185M
Total number of portfolio holdings	153
Total net advisory fee paid	$1.9M
Portfolio turnover rate during the reporting period	64%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	22.0%
Semiconductors	18.2%
Internet	13.4%
Insurance	4.8%
Computers	4.3%
Oil & Gas	3.7%
Telecommunications	3.5%
Auto Manufacturers	2.3%
Software	2.3%
Transportation	2.2%
Auto Parts & Equipment	2.1%
Diversified Financial Services	2.0%
Retail	1.8%
Airlines	1.6%
Pharmaceuticals	1.2%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T444 (03/25)

SunAmerica Series Trust
SA JPMorgan
Emerging Markets
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Emerging Markets Portfolio (Class 3)*	$159	1.46%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 17.66% for the year ended January 31, 2025, compared to 10.89% for the MSCI ACWI ex-U.S. Index (net) (a broad-based securities market index) and 14.75% for the MSCI Emerging Markets Index (net) (the "Performance Index"). Emerging markets equities rose over the trailing 12-month period, driven by gains from Taiwan, China and Colombia.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | materials; consumer staples; health care
Security selection in the following sectors  | financials; real estate; industrials
Position weightings  | Taiwan Semiconductor Manufacturing Co., Ltd. ; Xiaomi Corp., Class B; JD.com, Inc., Class A
Allocations to the following countries/regions  | India; United Arab Emirates; China
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | energy; communication services; consumer discretionary
Security selection in the following sectors  | consumer discretionary; health care
Position weightings  | Samsung Electronics Co., Ltd. ; Hon Hai Precision Industry Co., Ltd. ; Grupo Financiero Banorte SAB de CV, Class O
Allocations to the following countries/regions   | South Korea; Taiwan; Brazil
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Emerging Markets Portfolio (Class 3)	17.66%	2.98%	3.51%
MSCI ACWI ex-U.S. Index (net)	10.89%	5.50%	5.23%
MSCI Emerging Markets Index (net)	14.75%	3.04%	3.76%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$185M
Total number of portfolio holdings	153
Total net advisory fee paid	$1.9M
Portfolio turnover rate during the reporting period	64%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	22.0%
Semiconductors	18.2%
Internet	13.4%
Insurance	4.8%
Computers	4.3%
Oil & Gas	3.7%
Telecommunications	3.5%
Auto Manufacturers	2.3%
Software	2.3%
Transportation	2.2%
Auto Parts & Equipment	2.1%
Diversified Financial Services	2.0%
Retail	1.8%
Airlines	1.6%
Pharmaceuticals	1.2%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T436 (03/25)

SunAmerica Series Trust
SA JPMorgan
Equity-Income
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Equity-Income Portfolio (Class 1)*	$63	0.58%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 18.31% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 19.54% for the Russell 1000® Value Index (the "Performance Index"). U.S. equities rose over the trailing twelve-month period. In calendar year 2024, the S&P 500® Index achieved its second consecutive year of returns exceeding 20%, marking the best back-to-back performance since 1997-1998.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | financials; communication services
Security selection in the following sectors  | financials; health care
Position weightings  | Wells Fargo & Co.; Morgan Stanley
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | utilities; health care
Security selection in the following sectors  | communication services; industrials
Position weightings  | JP Morgan Chase & Co. (lack of exposure); Berkshire Hathaway, Inc., Class B (lack of exposure)
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Equity-Income Portfolio (Class 1)	18.31%	9.92%	10.25%
S&P 500® Index	26.38%	15.17%	13.76%
Russell 1000® Value Index	19.54%	10.15%	9.42%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$892M
Total number of portfolio holdings	87
Total net advisory fee paid	$5.3M
Portfolio turnover rate during the reporting period	19%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	14.0%
Pharmaceuticals	8.9%
Diversified Financial Services	8.9%
Retail	8.3%
Oil & Gas	6.5%
Semiconductors	4.6%
Transportation	4.4%
Electric	4.4%
Healthcare-Services	4.2%
Machinery-Diversified	3.6%
Insurance	3.3%
Aerospace/Defense	3.1%
Computers	2.6%
REITS	2.5%
Healthcare-Products	2.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T824 (03/25)

SunAmerica Series Trust
SA JPMorgan
Equity-Income
Class 2
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Equity-Income Portfolio (Class 2)*	$80	0.73%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 18.15% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 19.54% for the Russell 1000® Value Index (the "Performance Index"). U.S. equities rose over the trailing twelve-month period. In calendar year 2024, the S&P 500® Index achieved its second consecutive year of returns exceeding 20%, marking the best back-to-back performance since 1997-1998.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | financials; communication services
Security selection in the following sectors  | financials; health care
Position weightings  | Wells Fargo & Co.; Morgan Stanley
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | utilities; health care
Security selection in the following sectors  | communication services; industrials
Position weightings  | JP Morgan Chase & Co. (lack of exposure); Berkshire Hathaway, Inc., Class B (lack of exposure)
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Equity-Income Portfolio (Class 2)	18.15%	9.76%	10.08%
S&P 500® Index	26.38%	15.17%	13.76%
Russell 1000® Value Index	19.54%	10.15%	9.42%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$892M
Total number of portfolio holdings	87
Total net advisory fee paid	$5.3M
Portfolio turnover rate during the reporting period	19%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	14.0%
Pharmaceuticals	8.9%
Diversified Financial Services	8.9%
Retail	8.3%
Oil & Gas	6.5%
Semiconductors	4.6%
Transportation	4.4%
Electric	4.4%
Healthcare-Services	4.2%
Machinery-Diversified	3.6%
Insurance	3.3%
Aerospace/Defense	3.1%
Computers	2.6%
REITS	2.5%
Healthcare-Products	2.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C101 (03/25)

SunAmerica Series Trust
SA JPMorgan
Equity-Income
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Equity-Income Portfolio (Class 3)*	$90	0.83%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 18.04% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 19.54% for the Russell 1000® Value Index (the "Performance Index"). U.S. equities rose over the trailing twelve-month period. In calendar year 2024, the S&P 500® Index achieved its second consecutive year of returns exceeding 20%, marking the best back-to-back performance since 1997-1998.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | financials; communication services
Security selection in the following sectors  | financials; health care
Position weightings  | Wells Fargo & Co.; Morgan Stanley
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | utilities; health care
Security selection in the following sectors  | communication services; industrials
Position weightings  | JP Morgan Chase & Co. (lack of exposure); Berkshire Hathaway, Inc., Class B (lack of exposure)
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Equity-Income Portfolio (Class 3)	18.04%	9.65%	9.97%
S&P 500® Index	26.38%	15.17%	13.76%
Russell 1000® Value Index	19.54%	10.15%	9.42%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$892M
Total number of portfolio holdings	87
Total net advisory fee paid	$5.3M
Portfolio turnover rate during the reporting period	19%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	14.0%
Pharmaceuticals	8.9%
Diversified Financial Services	8.9%
Retail	8.3%
Oil & Gas	6.5%
Semiconductors	4.6%
Transportation	4.4%
Electric	4.4%
Healthcare-Services	4.2%
Machinery-Diversified	3.6%
Insurance	3.3%
Aerospace/Defense	3.1%
Computers	2.6%
REITS	2.5%
Healthcare-Products	2.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C200 (03/25)

SunAmerica Series Trust
SA JPMorgan Global
Equities
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Global Equities Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Global Equities Portfolio (Class 1)*	$92	0.83%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 22.25% for the year ended January 31, 2025, compared to 21.40% for the MSCI World Index (net) (a broad-based securities market index & "Performance Index"). Global equities rose over the trailing twelve-month period driven by sustained economic strength in the U.S. While global growth stocks dominated for the second year in a row, prospects for deregulation following the U.S. election boosted financials, helping global value stocks to rise over 2024.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | health care; financials; industrials
Security selection in the following sectors  | information technology; communication services; utilities
Position weightings  | Vistra Corp.; NVIDIA Corp.; Meta Platforms, Inc., Class A
Countries/Regions  | North America; Japan; Pacific ex Japan
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | information technology; communication services; cash
Security selection in the following sectors  | materials; consumer discretionary; real estate
Position weightings  | Micron Technology, Inc.; JPMorgan Chase & Co. (lack of exposure); Broadcom, Inc.
Countries/Regions   | United Kingdom; Europe ex United Kingdom
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Global Equities Portfolio (Class 1)	22.25%	12.29%	9.48%
MSCI World Index (net)	21.40%	12.08%	10.53%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$314M
Total number of portfolio holdings	200
Total net advisory fee paid	$2.5M
Portfolio turnover rate during the reporting period	66%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	11.6%
Banks	9.6%
Semiconductors	8.5%
Software	7.7%
Computers	6.8%
Pharmaceuticals	5.5%
Insurance	4.5%
Diversified Financial Services	3.4%
Oil & Gas	2.7%
Retail	2.7%
Telecommunications	2.5%
Electric	2.5%
Food	2.3%
Building Materials	1.8%
Auto Manufacturers	1.7%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T717 (03/25)

SunAmerica Series Trust
SA JPMorgan Global
Equities
Class 2
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Global Equities Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Global Equities Portfolio (Class 2)*	$109	0.98%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 22.02% for the year ended January 31, 2025, compared to 21.40% for the MSCI World Index (net) (a broad-based securities market index & "Performance Index"). Global equities rose over the trailing twelve-month period driven by sustained economic strength in the U.S. While global growth stocks dominated for the second year in a row, prospects for deregulation following the U.S. election boosted financials, helping global value stocks to rise over 2024.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | health care; financials; industrials
Security selection in the following sectors  | information technology; communication services; utilities
Position weightings  | Vistra Corp.; NVIDIA Corp.; Meta Platforms, Inc., Class A
Countries/Regions  | North America; Japan; Pacific ex Japan
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | information technology; communication services; cash
Security selection in the following sectors  | materials; consumer discretionary; real estate
Position weightings  | Micron Technology, Inc.; JPMorgan Chase & Co. (lack of exposure); Broadcom, Inc.
Countries/Regions   | United Kingdom; Europe ex United Kingdom
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Global Equities Portfolio (Class 2)	22.02%	12.11%	9.32%
MSCI World Index (net)	21.40%	12.08%	10.53%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$314M
Total number of portfolio holdings	200
Total net advisory fee paid	$2.5M
Portfolio turnover rate during the reporting period	66%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	11.6%
Banks	9.6%
Semiconductors	8.5%
Software	7.7%
Computers	6.8%
Pharmaceuticals	5.5%
Insurance	4.5%
Diversified Financial Services	3.4%
Oil & Gas	2.7%
Retail	2.7%
Telecommunications	2.5%
Electric	2.5%
Food	2.3%
Building Materials	1.8%
Auto Manufacturers	1.7%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T360 (03/25)

SunAmerica Series Trust
SA JPMorgan Global
Equities
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Global Equities Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Global Equities Portfolio (Class 3)*	$120	1.08%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 21.89% for the year ended January 31, 2025, compared to 21.40% for the MSCI World Index (net) (a broad-based securities market index & "Performance Index"). Global equities rose over the trailing twelve-month period driven by sustained economic strength in the U.S. While global growth stocks dominated for the second year in a row, prospects for deregulation following the U.S. election boosted financials, helping global value stocks to rise over 2024.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | health care; financials; industrials
Security selection in the following sectors  | information technology; communication services; utilities
Position weightings  | Vistra Corp.; NVIDIA Corp.; Meta Platforms, Inc., Class A
Countries/Regions  | North America; Japan; Pacific ex Japan
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | information technology; communication services; cash
Security selection in the following sectors  | materials; consumer discretionary; real estate
Position weightings  | Micron Technology, Inc.; JPMorgan Chase & Co. (lack of exposure); Broadcom, Inc.
Countries/Regions   | United Kingdom; Europe ex United Kingdom
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Global Equities Portfolio (Class 3)	21.89%	12.00%	9.21%
MSCI World Index (net)	21.40%	12.08%	10.53%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$314M
Total number of portfolio holdings	200
Total net advisory fee paid	$2.5M
Portfolio turnover rate during the reporting period	66%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	11.6%
Banks	9.6%
Semiconductors	8.5%
Software	7.7%
Computers	6.8%
Pharmaceuticals	5.5%
Insurance	4.5%
Diversified Financial Services	3.4%
Oil & Gas	2.7%
Retail	2.7%
Telecommunications	2.5%
Electric	2.5%
Food	2.3%
Building Materials	1.8%
Auto Manufacturers	1.7%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T352 (03/25)

SunAmerica Series Trust
SA JPMorgan
Large Cap Core
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Large Cap Core Portfolio (Class 1)*	$79	0.70%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 24.76% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index & "Performance Index"). U.S. equities rose over the trailing twelve-month period. In calendar year 2024, the S&P 500® Index achieved its second consecutive year of returns exceeding 20%, marking the best back-to-back performance since 1997-1998.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | big banks and brokers; consumer staples; telecom
Security selection in the following sectors  | commodities; media; insurance
Position weightings  | Wells Fargo & Co.; Baker Hughes Co.; NVIDIA Corp.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | consumer cyclical; software and services; pharmaceuticals/medical technology
Security selection in the following sectors  | pharmaceuticals/medical technology; utilities; financial/business services
Position weightings  | Regeneron Pharmaceuticals, Inc.; Broadcom, Inc.; Tesla, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Large Cap Core Portfolio (Class 1)	24.76%	13.26%	12.13%
S&P 500® Index	26.38%	15.17%	13.76%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$539M
Total number of portfolio holdings	53
Total net advisory fee paid	$3.3M
Portfolio turnover rate during the reporting period	58%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	12.9%
Internet	12.1%
Software	11.2%
Computers	7.4%
Diversified Financial Services	6.5%
Retail	6.3%
Banks	5.7%
Building Materials	3.7%
Healthcare-Products	3.6%
Electric	3.5%
Aerospace/Defense	2.7%
Oil & Gas Services	2.7%
Insurance	2.5%
Pharmaceuticals	2.4%
Biotechnology	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T816 (03/25)

SunAmerica Series Trust
SA JPMorgan
Large Cap Core
Class 2
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Large Cap Core Portfolio (Class 2)*	$95	0.85%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 24.59% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index & "Performance Index"). U.S. equities rose over the trailing twelve-month period. In calendar year 2024, the S&P 500® Index achieved its second consecutive year of returns exceeding 20%, marking the best back-to-back performance since 1997-1998.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | big banks and brokers; consumer staples; telecom
Security selection in the following sectors  | commodities; media; insurance
Position weightings  | Wells Fargo & Co.; Baker Hughes Co.; NVIDIA Corp.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | consumer cyclical; software and services; pharmaceuticals/medical technology
Security selection in the following sectors  | pharmaceuticals/medical technology; utilities; financial/business services
Position weightings  | Regeneron Pharmaceuticals, Inc.; Broadcom, Inc.; Tesla, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Large Cap Core Portfolio (Class 2)	24.59%	13.09%	11.97%
S&P 500® Index	26.38%	15.17%	13.76%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$539M
Total number of portfolio holdings	53
Total net advisory fee paid	$3.3M
Portfolio turnover rate during the reporting period	58%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	12.9%
Internet	12.1%
Software	11.2%
Computers	7.4%
Diversified Financial Services	6.5%
Retail	6.3%
Banks	5.7%
Building Materials	3.7%
Healthcare-Products	3.6%
Electric	3.5%
Aerospace/Defense	2.7%
Oil & Gas Services	2.7%
Insurance	2.5%
Pharmaceuticals	2.4%
Biotechnology	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T428 (03/25)

SunAmerica Series Trust
SA JPMorgan
Large Cap Core
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Large Cap Core Portfolio (Class 3)*	$107	0.95%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 24.47% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index & "Performance Index"). U.S. equities rose over the trailing twelve-month period. In calendar year 2024, the S&P 500® Index achieved its second consecutive year of returns exceeding 20%, marking the best back-to-back performance since 1997-1998.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | big banks and brokers; consumer staples; telecom
Security selection in the following sectors  | commodities; media; insurance
Position weightings  | Wells Fargo & Co.; Baker Hughes Co.; NVIDIA Corp.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | consumer cyclical; software and services; pharmaceuticals/medical technology
Security selection in the following sectors  | pharmaceuticals/medical technology; utilities; financial/business services
Position weightings  | Regeneron Pharmaceuticals, Inc.; Broadcom, Inc.; Tesla, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Large Cap Core Portfolio (Class 3)	24.47%	12.98%	11.85%
S&P 500® Index	26.38%	15.17%	13.76%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$539M
Total number of portfolio holdings	53
Total net advisory fee paid	$3.3M
Portfolio turnover rate during the reporting period	58%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	12.9%
Internet	12.1%
Software	11.2%
Computers	7.4%
Diversified Financial Services	6.5%
Retail	6.3%
Banks	5.7%
Building Materials	3.7%
Healthcare-Products	3.6%
Electric	3.5%
Aerospace/Defense	2.7%
Oil & Gas Services	2.7%
Insurance	2.5%
Pharmaceuticals	2.4%
Biotechnology	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T410 (03/25)

SunAmerica Series Trust
SA JPMorgan MFS
Core Bond
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan MFS Core Bond Portfolio (Class 1)*	$55	0.54%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 2.79% for the year ended January 31, 2025, compared to 2.07% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index & "Performance Index"). Over the period, the 2-year U.S. Treasury yield decreased by 1 basis point to 4.20%, the 5-year U.S Treasury yield increased by 49 basis points ending at 4.33%, the 10-year U.S. Treasury yield increased 63 basis points to 4.54%, and the 30-year U.S. Treasury yield increased by 62 basis points to 4.79%.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
J.P. Morgan Investment Management Inc. | Allocations in the following sectors: U.S. Treasuries; non-agency mortgages; commercial mortgage-backed securities. Security selection in the following sectors: corporates; asset-backed securities; U.S. Treasuries. In aggregate: yield curve positioning
Massachusetts Financial Services Company  | Allocations in the following sectors: collateralized loan obligation; U.S. Treasuries; taxable municipal bonds; commercial mortgage-backed securities; corporates. Security selection in the following sectors: corporates. In aggregate: down-in-quality positioning
TOP PERFORMANCE DETRACTORS
J.P. Morgan Investment Management Inc.  | Allocations in the following sectors: corporates. Security selection in the following sectors: agency mortgage-backed securities. In aggregate: duration positioning
Massachusetts Financial Services Company  | Security selection in the following sectors: agency mortgage-backed securities
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan MFS Core Bond Portfolio (Class 1)	2.79%	0.02%	1.60%
Bloomberg U.S. Aggregate Bond Index	2.07%	(0.60)%	1.19%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,748M
Total number of portfolio holdings	1,729
Total net advisory fee paid	$8.7M
Portfolio turnover rate during the reporting period	33%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	45.6%
Collateralized Mortgage Obligations	12.1%
Banks	8.5%
Other Asset Backed Securities	6.0%
Short-Term Investments	3.0%
Auto Loan Receivables	2.5%
Electric	2.4%
Diversified Financial Services	2.3%
REITS	1.7%
Pipelines	1.7%
Healthcare-Services	1.1%
Oil & Gas	1.1%
Aerospace/Defense	1.0%
Telecommunications	0.9%
Insurance	0.9%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T808 (03/25)

SunAmerica Series Trust
SA JPMorgan MFS
Core Bond
Class 2
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan MFS Core Bond Portfolio (Class 2)*	$70	0.69%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 2.64% for the year ended January 31, 2025, compared to 2.07% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index & "Performance Index"). Over the period, the 2-year U.S. Treasury yield decreased by 1 basis point to 4.20%, the 5-year U.S Treasury yield increased by 49 basis points ending at 4.33%, the 10-year U.S. Treasury yield increased 63 basis points to 4.54%, and the 30-year U.S. Treasury yield increased by 62 basis points to 4.79%.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
J.P. Morgan Investment Management Inc. | Allocations in the following sectors: U.S. Treasuries; non-agency mortgages; commercial mortgage-backed securities. Security selection in the following sectors: corporates; asset-backed securities; U.S. Treasuries. In aggregate: yield curve positioning
Massachusetts Financial Services Company  | Allocations in the following sectors: collateralized loan obligation; U.S. Treasuries; taxable municipal bonds; commercial mortgage-backed securities; corporates. Security selection in the following sectors: corporates. In aggregate: down-in-quality positioning
TOP PERFORMANCE DETRACTORS
J.P. Morgan Investment Management Inc.  | Allocations in the following sectors: corporates. Security selection in the following sectors: agency mortgage-backed securities. In aggregate: duration positioning
Massachusetts Financial Services Company  | Security selection in the following sectors: agency mortgage-backed securities
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan MFS Core Bond Portfolio (Class 2)	2.64%	(0.13)%	1.45%
Bloomberg U.S. Aggregate Bond Index	2.07%	(0.60)%	1.19%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,748M
Total number of portfolio holdings	1,729
Total net advisory fee paid	$8.7M
Portfolio turnover rate during the reporting period	33%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	45.6%
Collateralized Mortgage Obligations	12.1%
Banks	8.5%
Other Asset Backed Securities	6.0%
Short-Term Investments	3.0%
Auto Loan Receivables	2.5%
Electric	2.4%
Diversified Financial Services	2.3%
REITS	1.7%
Pipelines	1.7%
Healthcare-Services	1.1%
Oil & Gas	1.1%
Aerospace/Defense	1.0%
Telecommunications	0.9%
Insurance	0.9%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T212 (03/25)

SunAmerica Series Trust
SA JPMorgan MFS
Core Bond
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan MFS Core Bond Portfolio (Class 3)*	$80	0.79%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 2.57% for the year ended January 31, 2025, compared to 2.07% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index & "Performance Index"). Over the period, the 2-year U.S. Treasury yield decreased by 1 basis point to 4.20%, the 5-year U.S Treasury yield increased by 49 basis points ending at 4.33%, the 10-year U.S. Treasury yield increased 63 basis points to 4.54%, and the 30-year U.S. Treasury yield increased by 62 basis points to 4.79%.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
J.P. Morgan Investment Management Inc. | Allocations in the following sectors: U.S. Treasuries; non-agency mortgages; commercial mortgage-backed securities. Security selection in the following sectors: corporates; asset-backed securities; U.S. Treasuries. In aggregate: yield curve positioning
Massachusetts Financial Services Company  | Allocations in the following sectors: collateralized loan obligation; U.S. Treasuries; taxable municipal bonds; commercial mortgage-backed securities; corporates. Security selection in the following sectors: corporates. In aggregate: down-in-quality positioning
TOP PERFORMANCE DETRACTORS
J.P. Morgan Investment Management Inc.  | Allocations in the following sectors: corporates. Security selection in the following sectors: agency mortgage-backed securities. In aggregate: duration positioning
Massachusetts Financial Services Company  | Security selection in the following sectors: agency mortgage-backed securities
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan MFS Core Bond Portfolio (Class 3)	2.57%	(0.22)%	1.35%
Bloomberg U.S. Aggregate Bond Index	2.07%	(0.60)%	1.19%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,748M
Total number of portfolio holdings	1,729
Total net advisory fee paid	$8.7M
Portfolio turnover rate during the reporting period	33%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	45.6%
Collateralized Mortgage Obligations	12.1%
Banks	8.5%
Other Asset Backed Securities	6.0%
Short-Term Investments	3.0%
Auto Loan Receivables	2.5%
Electric	2.4%
Diversified Financial Services	2.3%
REITS	1.7%
Pipelines	1.7%
Healthcare-Services	1.1%
Oil & Gas	1.1%
Aerospace/Defense	1.0%
Telecommunications	0.9%
Insurance	0.9%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T196 (03/25)

SunAmerica Series Trust
SA JPMorgan
Mid-Cap Growth
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Mid-Cap Growth Portfolio (Class 1)*	$88	0.79%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 21.65% for the year ended January 31, 2025, compared to 26.32% for the Russell 3000® Index (a broad-based securities market index) and 30.60% for the Russell Midcap® Growth Index (the "Performance Index"). The Russell Midcap® Growth Index significantly outperformed other mid-cap indices in 2024. Returns within the mid-cap growth space were primarily driven by the largest benchmark names as concentration within the Performance Index has become historically high.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | consumer staples; basic materials; consumer discretionary
Security selection in the following sectors  | financials; telecommunications; health care
Position weightings  | Robinhood Markets, Inc., Class A; Natera, Inc.; Interactive Brokers Group, Inc., Class A
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | utilities; health care; telecommunications
Security selection in the following sectors  | technology; consumer discretionary; industrials
Position weightings  | Palantir Technologies, Inc., Class A; Axon Enterprise, Inc.; AppLovin Corp., Class A
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Mid-Cap Growth Portfolio (Class 1)	21.65%	11.92%	12.52%
Russell 3000® Index	26.32%	14.60%	13.21%
Russell Midcap® Growth Index	30.60%	12.65%	12.42%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$711M
Total number of portfolio holdings	116
Total net advisory fee paid	$5.1M
Portfolio turnover rate during the reporting period	59%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	19.8%
Diversified Financial Services	9.1%
Retail	6.7%
Healthcare-Products	5.1%
Computers	4.8%
Commercial Services	4.8%
Semiconductors	4.7%
Biotechnology	3.7%
Miscellaneous Manufacturing	2.7%
Lodging	2.7%
Building Materials	2.6%
Internet	2.3%
Machinery-Construction & Mining	2.1%
Machinery-Diversified	2.1%
Pharmaceuticals	2.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T733 (03/25)

SunAmerica Series Trust
SA JPMorgan
Mid-Cap Growth
Class 2
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Mid-Cap Growth Portfolio (Class 2)*	$104	0.94%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 21.50% for the year ended January 31, 2025, compared to 26.32% for the Russell 3000® Index (a broad-based securities market index) and 30.60% for the Russell Midcap® Growth Index (the "Performance Index"). The Russell Midcap® Growth Index significantly outperformed other mid-cap indices in 2024. Returns within the mid-cap growth space were primarily driven by the largest benchmark names as concentration within the Performance Index has become historically high.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | consumer staples; basic materials; consumer discretionary
Security selection in the following sectors  | financials; telecommunications; health care
Position weightings  | Robinhood Markets, Inc., Class A; Natera, Inc.; Interactive Brokers Group, Inc., Class A
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | utilities; health care; telecommunications
Security selection in the following sectors  | technology; consumer discretionary; industrials
Position weightings  | Palantir Technologies, Inc., Class A; Axon Enterprise, Inc.; AppLovin Corp., Class A
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Mid-Cap Growth Portfolio (Class 2)	21.50%	11.76%	12.35%
Russell 3000® Index	26.32%	14.60%	13.21%
Russell Midcap® Growth Index	30.60%	12.65%	12.42%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$711M
Total number of portfolio holdings	116
Total net advisory fee paid	$5.1M
Portfolio turnover rate during the reporting period	59%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	19.8%
Diversified Financial Services	9.1%
Retail	6.7%
Healthcare-Products	5.1%
Computers	4.8%
Commercial Services	4.8%
Semiconductors	4.7%
Biotechnology	3.7%
Miscellaneous Manufacturing	2.7%
Lodging	2.7%
Building Materials	2.6%
Internet	2.3%
Machinery-Construction & Mining	2.1%
Machinery-Diversified	2.1%
Pharmaceuticals	2.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C812 (03/25)

SunAmerica Series Trust
SA JPMorgan
Mid-Cap Growth
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Mid-Cap Growth Portfolio (Class 3)*	$115	1.04%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 21.42% for the year ended January 31, 2025, compared to 26.32% for the Russell 3000® Index (a broad-based securities market index) and 30.60% for the Russell Midcap® Growth Index (the "Performance Index"). The Russell Midcap® Growth Index significantly outperformed other mid-cap indices in 2024. Returns within the mid-cap growth space were primarily driven by the largest benchmark names as concentration within the Performance Index has become historically high.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | consumer staples; basic materials; consumer discretionary
Security selection in the following sectors  | financials; telecommunications; health care
Position weightings  | Robinhood Markets, Inc., Class A; Natera, Inc.; Interactive Brokers Group, Inc., Class A
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | utilities; health care; telecommunications
Security selection in the following sectors  | technology; consumer discretionary; industrials
Position weightings  | Palantir Technologies, Inc., Class A; Axon Enterprise, Inc.; AppLovin Corp., Class A
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Mid-Cap Growth Portfolio (Class 3)	21.42%	11.65%	12.25%
Russell 3000® Index	26.32%	14.60%	13.21%
Russell Midcap® Growth Index	30.60%	12.65%	12.42%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$711M
Total number of portfolio holdings	116
Total net advisory fee paid	$5.1M
Portfolio turnover rate during the reporting period	59%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	19.8%
Diversified Financial Services	9.1%
Retail	6.7%
Healthcare-Products	5.1%
Computers	4.8%
Commercial Services	4.8%
Semiconductors	4.7%
Biotechnology	3.7%
Miscellaneous Manufacturing	2.7%
Lodging	2.7%
Building Materials	2.6%
Internet	2.3%
Machinery-Construction & Mining	2.1%
Machinery-Diversified	2.1%
Pharmaceuticals	2.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C796 (03/25)

SunAmerica Series Trust
SA JPMorgan
Ultra-Short Bond
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Ultra-Short Bond Portfolio (Class 1)*	$54	0.53%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 5.30% for the year ended January 31, 2025, compared to 2.07% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index), 5.19% for the ICE BofA 3-Month US Treasury Bill Index (new performance index) (the "Performance Index"), and 5.27% for the ICE BofA 6-Month US Treasury Bill Index (old performance index). Over the period, the one-year U.S. Treasury yield fell, the two-year U.S. Treasury yield was relatively flat, and one-to-three-year U.S. credit spreads tightened.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Dimensional Fund Advisors LP (“DFA”) – see Material Fund Changes for the time period covered | In aggregate: yield curve positioning
J.P. Morgan Investment Management Inc. - see Material Fund Changes for the time period covered  | Positioning in the following: corporate credit; asset-backed securities; collateralized loan obligations. In aggregate: credit allocation; duration positioning
TOP PERFORMANCE DETRACTORS
Dimensional Fund Advisors LP (“DFA”) – see Material Fund Changes for the time period covered  | In aggregate: none
J.P. Morgan Investment Management Inc. - see Material Fund Changes for the time period covered  | In aggregate: none
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Ultra-Short Bond Portfolio (Class 1)	5.30%	1.64%	1.24%
Bloomberg U.S. Aggregate Bond Index	2.07%	(0.60)%	1.19%
ICE BofA 3-Month US Treasury Bill Index	5.19%	2.51%	1.80%
ICE BofA 6-Month US Treasury Bill Index	5.27%	2.61%	1.95%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$337M
Total number of portfolio holdings	209
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	118%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	20.5%
U.S. Government & Agency Obligations	10.4%
Short-Term Investments	9.9%
Auto Manufacturers	7.3%
Other Asset Backed Securities	7.1%
Insurance	6.2%
Auto Loan Receivables	4.9%
Electric	4.4%
Diversified Financial Services	2.7%
Chemicals	2.2%
Software	2.2%
Healthcare-Services	1.7%
Agriculture	1.7%
Retail	1.5%
Credit Card Receivables	1.3%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 29, 2024 (the “Effective Date”), the Portfolio changed its name to the SA JPMorgan Ultra-Short Bond Portfolio. Additionally, on the Effective Date, J.P. Morgan Investment Management, Inc. was appointed as subadviser replacing the existing subadviser, Dimensional Fund Advisors LP. Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the subadviser. As a result of these changes, hedging risk was removed as a principal risk, and ESG investment risk, floating rate securities risk, mortgage- and asset-backed securities risk, privately placed securities risk, and zero coupon bonds risk were added as principal risks. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T402 (03/25)

SunAmerica Series Trust
SA JPMorgan
Ultra-Short Bond
Class 2
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Ultra-Short Bond Portfolio (Class 2)*	$70	0.68%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 5.11% for the year ended January 31, 2025, compared to 2.07% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index), 5.19% for the ICE BofA 3-Month US Treasury Bill Index (new performance index) (the "Performance Index"), and 5.27% for the ICE BofA 6-Month US Treasury Bill Index (old performance index). Over the period, the one-year U.S. Treasury yield fell, the two-year U.S. Treasury yield was relatively flat, and one-to-three-year U.S. credit spreads tightened.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Dimensional Fund Advisors LP (“DFA”) – see Material Fund Changes for the time period covered | In aggregate: yield curve positioning
J.P. Morgan Investment Management Inc. - see Material Fund Changes for the time period covered  | Positioning in the following: corporate credit; asset-backed securities; collateralized loan obligations. In aggregate: credit allocation; duration positioning
TOP PERFORMANCE DETRACTORS
Dimensional Fund Advisors LP (“DFA”) – see Material Fund Changes for the time period covered  | In aggregate: none
J.P. Morgan Investment Management Inc. - see Material Fund Changes for the time period covered  | In aggregate: none
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Ultra-Short Bond Portfolio (Class 2)	5.11%	1.49%	1.10%
Bloomberg U.S. Aggregate Bond Index	2.07%	(0.60)%	1.19%
ICE BofA 3-Month US Treasury Bill Index	5.19%	2.51%	1.80%
ICE BofA 6-Month US Treasury Bill Index	5.27%	2.61%	1.95%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$337M
Total number of portfolio holdings	209
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	118%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	20.5%
U.S. Government & Agency Obligations	10.4%
Short-Term Investments	9.9%
Auto Manufacturers	7.3%
Other Asset Backed Securities	7.1%
Insurance	6.2%
Auto Loan Receivables	4.9%
Electric	4.4%
Diversified Financial Services	2.7%
Chemicals	2.2%
Software	2.2%
Healthcare-Services	1.7%
Agriculture	1.7%
Retail	1.5%
Credit Card Receivables	1.3%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 29, 2024 (the “Effective Date”), the Portfolio changed its name to the SA JPMorgan Ultra-Short Bond Portfolio. Additionally, on the Effective Date, J.P. Morgan Investment Management, Inc. was appointed as subadviser replacing the existing subadviser, Dimensional Fund Advisors LP. Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the subadviser. As a result of these changes, hedging risk was removed as a principal risk, and ESG investment risk, floating rate securities risk, mortgage- and asset-backed securities risk, privately placed securities risk, and zero coupon bonds risk were added as principal risks. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T535 (03/25)

SunAmerica Series Trust
SA JPMorgan
Ultra-Short Bond
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Ultra-Short Bond Portfolio (Class 3)*	$80	0.78%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 5.07% for the year ended January 31, 2025, compared to 2.07% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index), 5.19% for the ICE BofA 3-Month US Treasury Bill Index (new performance index) (the "Performance Index"), and 5.27% for the ICE BofA 6-Month US Treasury Bill Index (old performance index). Over the period, the one-year U.S. Treasury yield fell, the two-year U.S. Treasury yield was relatively flat, and one-to-three-year U.S. credit spreads tightened.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Dimensional Fund Advisors LP (“DFA”) – see Material Fund Changes for the time period covered | In aggregate: yield curve positioning
J.P. Morgan Investment Management Inc. - see Material Fund Changes for the time period covered  | Positioning in the following: corporate credit; asset-backed securities; collateralized loan obligations. In aggregate: credit allocation; duration positioning
TOP PERFORMANCE DETRACTORS
Dimensional Fund Advisors LP (“DFA”) – see Material Fund Changes for the time period covered  | In aggregate: none
J.P. Morgan Investment Management Inc. - see Material Fund Changes for the time period covered  | In aggregate: none
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Ultra-Short Bond Portfolio (Class 3)	5.07%	1.41%	1.00%
Bloomberg U.S. Aggregate Bond Index	2.07%	(0.60)%	1.19%
ICE BofA 3-Month US Treasury Bill Index	5.19%	2.51%	1.80%
ICE BofA 6-Month US Treasury Bill Index	5.27%	2.61%	1.95%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$337M
Total number of portfolio holdings	209
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	118%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	20.5%
U.S. Government & Agency Obligations	10.4%
Short-Term Investments	9.9%
Auto Manufacturers	7.3%
Other Asset Backed Securities	7.1%
Insurance	6.2%
Auto Loan Receivables	4.9%
Electric	4.4%
Diversified Financial Services	2.7%
Chemicals	2.2%
Software	2.2%
Healthcare-Services	1.7%
Agriculture	1.7%
Retail	1.5%
Credit Card Receivables	1.3%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 29, 2024 (the “Effective Date”), the Portfolio changed its name to the SA JPMorgan Ultra-Short Bond Portfolio. Additionally, on the Effective Date, J.P. Morgan Investment Management, Inc. was appointed as subadviser replacing the existing subadviser, Dimensional Fund Advisors LP. Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the subadviser. As a result of these changes, hedging risk was removed as a principal risk, and ESG investment risk, floating rate securities risk, mortgage- and asset-backed securities risk, privately placed securities risk, and zero coupon bonds risk were added as principal risks. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T527 (03/25)

SunAmerica Series Trust
SA Large Cap
Growth Index
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Growth Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Growth Index Portfolio (Class 1)*	$41	0.35%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is passively managed to match the S&P 500® Growth Index before expenses.
The Class 1 shares posted a return of 35.37% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 35.80% for the S&P 500® Growth Index (the "Performance Index"). Over the period, U.S. large cap growth equities outperformed U.S. large cap value equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis allocations in the following sectors | information technology; consumer non-cyclicals; consumer cyclicals
On an absolute basis position weightings  | NVIDIA Corp.; Apple, Inc.; Meta Platforms, Inc., Class A
TOP PERFORMANCE DETRACTORS
On an absolute basis position weightings  | Adobe, Inc.; Advanced Micro Devices, Inc.; Super Micro Computer, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2018
SA Large Cap Growth Index Portfolio (Class 1)	35.37%	16.72%	16.45%
S&P 500® Index	26.38%	15.17%	14.91%
S&P 500® Growth Index	35.80%	17.18%	17.08%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$678M
Total number of portfolio holdings	212
Total net advisory fee paid	$1.8M
Portfolio turnover rate during the reporting period	58%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	22.0%
Semiconductors	15.5%
Software	12.4%
Computers	7.9%
Diversified Financial Services	5.6%
Retail	4.7%
Auto Manufacturers	4.5%
Insurance	3.0%
Pharmaceuticals	2.9%
Banks	2.0%
Unaffiliated Investment Companies	1.9%
Healthcare-Products	1.8%
Commercial Services	1.7%
Aerospace/Defense	1.2%
Electric	1.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704H100 (03/25)

SunAmerica Series Trust
SA Large Cap
Growth Index
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Growth Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Growth Index Portfolio (Class 3)*	$71	0.60%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is passively managed to match the S&P 500® Growth Index before expenses.
The Class 3 shares posted a return of 35.02% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 35.80% for the S&P 500® Growth Index (the "Performance Index"). Over the period, U.S. large cap growth equities outperformed U.S. large cap value equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis allocations in the following sectors | information technology; consumer non-cyclicals; consumer cyclicals
On an absolute basis position weightings  | NVIDIA Corp.; Apple, Inc.; Meta Platforms, Inc., Class A
TOP PERFORMANCE DETRACTORS
On an absolute basis position weightings  | Adobe, Inc.; Advanced Micro Devices, Inc.; Super Micro Computer, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2018
SA Large Cap Growth Index Portfolio (Class 3)	35.02%	16.42%	16.17%
S&P 500® Index	26.38%	15.17%	14.91%
S&P 500® Growth Index	35.80%	17.18%	17.08%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$678M
Total number of portfolio holdings	212
Total net advisory fee paid	$1.8M
Portfolio turnover rate during the reporting period	58%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	22.0%
Semiconductors	15.5%
Software	12.4%
Computers	7.9%
Diversified Financial Services	5.6%
Retail	4.7%
Auto Manufacturers	4.5%
Insurance	3.0%
Pharmaceuticals	2.9%
Banks	2.0%
Unaffiliated Investment Companies	1.9%
Healthcare-Products	1.8%
Commercial Services	1.7%
Aerospace/Defense	1.2%
Electric	1.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704H209 (03/25)

SunAmerica Series Trust
SA Large Cap
Index
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Index Portfolio (Class 1)*	$28	0.25%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is passively managed to match the S&P 500® Index before expenses.
The Class 1 shares posted a return of 26.04% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index & "Performance Index"). Over the period, U.S. large cap growth equities outperformed U.S. large cap value equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis allocations in the following sectors | information technology; financials; consumer non-cyclicals
On an absolute basis position weightings  | NVIDIA Corp.; Apple, Inc.; Amazon.com, Inc.
TOP PERFORMANCE DETRACTORS
On an absolute basis position weightings  | Intel Corp.; Adobe, Inc.; Advanced Micro Devices, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Large Cap Index Portfolio (Class 1)	26.04%	14.85%	13.38%
S&P 500® Index	26.38%	15.17%	13.76%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$3,346M
Total number of portfolio holdings	511
Total net advisory fee paid	$7.4M
Portfolio turnover rate during the reporting period	3%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	13.4%
Semiconductors	10.3%
Software	10.2%
Computers	8.6%
Retail	4.7%
Banks	4.5%
Pharmaceuticals	4.4%
Diversified Financial Services	4.0%
Insurance	3.7%
Healthcare-Products	3.1%
Auto Manufacturers	2.6%
Oil & Gas	2.4%
Electric	2.2%
REITS	1.9%
Telecommunications	1.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T832 (03/25)

SunAmerica Series Trust
SA Large Cap
Index
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Index Portfolio (Class 3)*	$56	0.50%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is passively managed to match the S&P 500® Index before expenses.
The Class 3 shares posted a return of 25.73% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index & "Performance Index"). Over the period, U.S. large cap growth equities outperformed U.S. large cap value equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis allocations in the following sectors | information technology; financials; consumer non-cyclicals
On an absolute basis position weightings  | NVIDIA Corp.; Apple, Inc.; Amazon.com, Inc.
TOP PERFORMANCE DETRACTORS
On an absolute basis position weightings  | Intel Corp.; Adobe, Inc.; Advanced Micro Devices, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/6/2017
SA Large Cap Index Portfolio (Class 3)	25.73%	14.56%	13.76%
S&P 500® Index	26.38%	15.17%	14.41%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$3,346M
Total number of portfolio holdings	511
Total net advisory fee paid	$7.4M
Portfolio turnover rate during the reporting period	3%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	13.4%
Semiconductors	10.3%
Software	10.2%
Computers	8.6%
Retail	4.7%
Banks	4.5%
Pharmaceuticals	4.4%
Diversified Financial Services	4.0%
Insurance	3.7%
Healthcare-Products	3.1%
Auto Manufacturers	2.6%
Oil & Gas	2.4%
Electric	2.2%
REITS	1.9%
Telecommunications	1.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C457 (03/25)

SunAmerica Series Trust
SA Large Cap
Value Index
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Value Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Value Index Portfolio (Class 1)*	$38	0.35%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is passively managed to match the S&P 500® Value Index before expenses.
The Class 1 shares posted a return of 14.82% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 15.19% for the S&P 500® Value Index (the "Performance Index"). Over the period, U.S. large cap growth equities outperformed U.S. large cap value equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis allocations in the following sectors | financials; industrials; consumer non-cyclicals
On an absolute basis position weightings  | JPMorgan Chase & Co.; Walmart, Inc.; Berkshire Hathaway, Inc., Class B
TOP PERFORMANCE DETRACTORS
On an absolute basis allocations in the following sectors  | information technology
On an absolute basis position weightings  | Apple, Inc.; Intel Corp.; Microsoft Corp.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2018
SA Large Cap Value Index Portfolio (Class 1)	14.82%	11.38%	11.31%
S&P 500® Index	26.38%	15.17%	14.91%
S&P 500® Value Index	15.19%	11.72%	11.62%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$623M
Total number of portfolio holdings	406
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	48%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Computers	9.3%
Software	7.7%
Banks	7.1%
Pharmaceuticals	5.9%
Retail	4.8%
Oil & Gas	4.7%
Semiconductors	4.5%
Healthcare-Products	4.5%
Insurance	4.3%
Internet	4.0%
Healthcare-Services	3.5%
Electric	3.3%
REITS	2.8%
Telecommunications	2.7%
Unaffiliated Investment Companies	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704H308 (03/25)

SunAmerica Series Trust
SA Large Cap
Value Index
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Value Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Value Index Portfolio (Class 3)*	$64	0.60%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is passively managed to match the S&P 500® Value Index before expenses.
The Class 3 shares posted a return of 14.50% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 15.19% for the S&P 500® Value Index (the "Performance Index"). Over the period, U.S. large cap growth equities outperformed U.S. large cap value equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis allocations in the following sectors | financials; industrials; consumer non-cyclicals
On an absolute basis position weightings  | JPMorgan Chase & Co.; Walmart, Inc.; Berkshire Hathaway, Inc., Class B
TOP PERFORMANCE DETRACTORS
On an absolute basis allocations in the following sectors  | information technology
On an absolute basis position weightings  | Apple, Inc.; Intel Corp.; Microsoft Corp.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2018
SA Large Cap Value Index Portfolio (Class 3)	14.50%	11.10%	11.03%
S&P 500® Index	26.38%	15.17%	14.91%
S&P 500® Value Index	15.19%	11.72%	11.62%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$623M
Total number of portfolio holdings	406
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	48%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Computers	9.3%
Software	7.7%
Banks	7.1%
Pharmaceuticals	5.9%
Retail	4.8%
Oil & Gas	4.7%
Semiconductors	4.5%
Healthcare-Products	4.5%
Insurance	4.3%
Internet	4.0%
Healthcare-Services	3.5%
Electric	3.3%
REITS	2.8%
Telecommunications	2.7%
Unaffiliated Investment Companies	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704H407 (03/25)

SunAmerica Series Trust
SA MFS Blue Chip
Growth
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Blue Chip Growth Portfolio (Class 1)*	$81	0.69%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 35.19% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 32.68% for the Russell 1000® Growth Index (the "Performance Index"). Over the period, the U.S. Federal Reserve implemented three consecutive interest rate cuts which had a notable positive affect on growth stocks.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | utilities
Security selection in the following sectors  | information technology; communication services; financials
Position weightings  | AppLovin Corp.; Class A, Vistra Corp.; Spotify Technology SA
TOP PERFORMANCE DETRACTORS
Security selection in the following sectors  | consumer discretionary; industrials sectors
Position weightings  | Tesla, Inc.; Broadcom, Inc.; Palantir Technologies (lack of exposure)
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA MFS Blue Chip Growth Portfolio (Class 1)	35.19%	18.00%	15.41%
S&P 500® Index	26.38%	15.17%	13.76%
Russell 1000® Growth Index	32.68%	18.90%	17.18%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$647M
Total number of portfolio holdings	71
Total net advisory fee paid	$4.4M
Portfolio turnover rate during the reporting period	35%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	24.9%
Software	20.1%
Semiconductors	16.4%
Computers	11.1%
Diversified Financial Services	4.5%
Pharmaceuticals	3.8%
Auto Manufacturers	3.0%
Retail	2.8%
Building Materials	1.9%
Healthcare-Services	1.6%
Banks	1.4%
Insurance	1.3%
Commercial Services	1.1%
Household Products/Wares	0.9%
REITS	0.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T667 (03/25)

SunAmerica Series Trust
SA MFS Blue Chip
Growth
Class 2
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Blue Chip Growth Portfolio (Class 2)*	$99	0.84%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 35.05% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 32.68% for the Russell 1000® Growth Index (the "Performance Index"). Over the period, the U.S. Federal Reserve implemented three consecutive interest rate cuts which had a notable positive affect on growth stocks.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | utilities
Security selection in the following sectors  | information technology; communication services; financials
Position weightings  | AppLovin Corp.; Class A, Vistra Corp.; Spotify Technology SA
TOP PERFORMANCE DETRACTORS
Security selection in the following sectors  | consumer discretionary; industrials sectors
Position weightings  | Tesla, Inc.; Broadcom, Inc.; Palantir Technologies (lack of exposure)
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA MFS Blue Chip Growth Portfolio (Class 2)	35.05%	17.82%	15.25%
S&P 500® Index	26.38%	15.17%	13.76%
Russell 1000® Growth Index	32.68%	18.90%	17.18%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$647M
Total number of portfolio holdings	71
Total net advisory fee paid	$4.4M
Portfolio turnover rate during the reporting period	35%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	24.9%
Software	20.1%
Semiconductors	16.4%
Computers	11.1%
Diversified Financial Services	4.5%
Pharmaceuticals	3.8%
Auto Manufacturers	3.0%
Retail	2.8%
Building Materials	1.9%
Healthcare-Services	1.6%
Banks	1.4%
Insurance	1.3%
Commercial Services	1.1%
Household Products/Wares	0.9%
REITS	0.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T550 (03/25)

SunAmerica Series Trust
SA MFS Blue Chip
Growth
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Blue Chip Growth Portfolio (Class 3)*	$110	0.94%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 34.86% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 32.68% for the Russell 1000® Growth Index (the "Performance Index"). Over the period, the U.S. Federal Reserve implemented three consecutive interest rate cuts which had a notable positive affect on growth stocks.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | utilities
Security selection in the following sectors  | information technology; communication services; financials
Position weightings  | AppLovin Corp.; Class A, Vistra Corp.; Spotify Technology SA
TOP PERFORMANCE DETRACTORS
Security selection in the following sectors  | consumer discretionary; industrials sectors
Position weightings  | Tesla, Inc.; Broadcom, Inc.; Palantir Technologies (lack of exposure)
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA MFS Blue Chip Growth Portfolio (Class 3)	34.86%	17.70%	15.13%
S&P 500® Index	26.38%	15.17%	13.76%
Russell 1000® Growth Index	32.68%	18.90%	17.18%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$647M
Total number of portfolio holdings	71
Total net advisory fee paid	$4.4M
Portfolio turnover rate during the reporting period	35%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	24.9%
Software	20.1%
Semiconductors	16.4%
Computers	11.1%
Diversified Financial Services	4.5%
Pharmaceuticals	3.8%
Auto Manufacturers	3.0%
Retail	2.8%
Building Materials	1.9%
Healthcare-Services	1.6%
Banks	1.4%
Insurance	1.3%
Commercial Services	1.1%
Household Products/Wares	0.9%
REITS	0.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T543 (03/25)

SunAmerica Series Trust
SA MFS Massachusetts
Investors Trust
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Massachusetts Investors Trust Portfolio (Class 1)*	$75	0.68%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 21.67% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index & "Performance Index"). The period was driven by recession fears which did not come to fruition and the Federal Reserve slowed rate cuts. This in turn resulted in stronger returns for growth equities versus value equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | financials
Security selection in the following sectors  | industrials; financials
Position weightings  | Howmet Aerospace, Inc.; Goldman Sachs Group, Inc.; Fiserv, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | communication services
Security selection in the following sectors  | information technology; communication services
Position weightings  | Tesla, Inc. (lack of exposure), Broadcom, Inc., (lack of exposure), Meta Platforms, Inc., Class A
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA MFS Massachusetts Investors Trust Portfolio (Class 1)	21.67%	12.40%	12.05%
S&P 500® Index	26.38%	15.17%	13.76%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$725M
Total number of portfolio holdings	64
Total net advisory fee paid	$5.4M
Portfolio turnover rate during the reporting period	24%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	13.3%
Internet	12.2%
Semiconductors	9.0%
Computers	6.4%
Diversified Financial Services	6.3%
Banks	6.2%
Healthcare-Products	5.9%
Insurance	3.9%
Electronics	3.9%
Cosmetics/Personal Care	3.5%
Electric	3.3%
Electrical Components & Equipment	3.2%
Oil & Gas	3.1%
Retail	3.1%
Healthcare-Services	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T766 (03/25)

SunAmerica Series Trust
SA MFS Massachusetts
Investors Trust
Class 2
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Massachusetts Investors Trust Portfolio (Class 2)*	$92	0.83%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 21.44% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index & "Performance Index"). The period was driven by recession fears which did not come to fruition and the Federal Reserve slowed rate cuts. This in turn resulted in stronger returns for growth equities versus value equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | financials
Security selection in the following sectors  | industrials; financials
Position weightings  | Howmet Aerospace, Inc.; Goldman Sachs Group, Inc.; Fiserv, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | communication services
Security selection in the following sectors  | information technology; communication services
Position weightings  | Tesla, Inc. (lack of exposure), Broadcom, Inc., (lack of exposure), Meta Platforms, Inc., Class A
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA MFS Massachusetts Investors Trust Portfolio (Class 2)	21.44%	12.23%	11.88%
S&P 500® Index	26.38%	15.17%	13.76%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$725M
Total number of portfolio holdings	64
Total net advisory fee paid	$5.4M
Portfolio turnover rate during the reporting period	24%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	13.3%
Internet	12.2%
Semiconductors	9.0%
Computers	6.4%
Diversified Financial Services	6.3%
Banks	6.2%
Healthcare-Products	5.9%
Insurance	3.9%
Electronics	3.9%
Cosmetics/Personal Care	3.5%
Electric	3.3%
Electrical Components & Equipment	3.2%
Oil & Gas	3.1%
Retail	3.1%
Healthcare-Services	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C838 (03/25)

SunAmerica Series Trust
SA MFS Massachusetts
Investors Trust
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Massachusetts Investors Trust Portfolio (Class 3)*	$103	0.93%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 21.27% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index & "Performance Index"). The period was driven by recession fears which did not come to fruition and the Federal Reserve slowed rate cuts. This in turn resulted in stronger returns for growth equities versus value equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | financials
Security selection in the following sectors  | industrials; financials
Position weightings  | Howmet Aerospace, Inc.; Goldman Sachs Group, Inc.; Fiserv, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | communication services
Security selection in the following sectors  | information technology; communication services
Position weightings  | Tesla, Inc. (lack of exposure), Broadcom, Inc., (lack of exposure), Meta Platforms, Inc., Class A
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA MFS Massachusetts Investors Trust Portfolio (Class 3)	21.27%	12.12%	11.77%
S&P 500® Index	26.38%	15.17%	13.76%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$725M
Total number of portfolio holdings	64
Total net advisory fee paid	$5.4M
Portfolio turnover rate during the reporting period	24%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	13.3%
Internet	12.2%
Semiconductors	9.0%
Computers	6.4%
Diversified Financial Services	6.3%
Banks	6.2%
Healthcare-Products	5.9%
Insurance	3.9%
Electronics	3.9%
Cosmetics/Personal Care	3.5%
Electric	3.3%
Electrical Components & Equipment	3.2%
Oil & Gas	3.1%
Retail	3.1%
Healthcare-Services	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C820 (03/25)

SunAmerica Series Trust
SA MFS Total
Return
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Total Return Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Total Return Portfolio (Class 1)*	$75	0.71%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 10.83% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 16.17% for the Blended Index (the "Performance Index") comprised of 60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index. The period was driven by recession fears which did not come to fruition and the Federal Reserve slowed rate cuts. This in turn resulted in stronger returns for growth equities versus value equities. It was a broadly positive period for U.S. fixed income assets. The U.S. Federal Reserve cut rates in mid-September (50-basis point), following up with consecutive 25 basis point cuts in November and December. Rate volatility as measured by the ICE BofA MOVE index remained somewhat elevated throughout the year, but declined after the U.S. election results.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following sectors: financials; real estate (lack of exposure). Security selection: financials. Position weightings: Goldman Sachs Group, Inc.; Johnson Controls International PLC; Microsoft Corp.
For the fixed income segment of the fund  | Allocations in the following sectors: U.S. Treasuries; corporates; cash collateral; collateralized loan obligations. Security selection in the following sectors: financials
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following sectors: communication services; consumer discretionary; information technology. Security selection: information technology; consumer discretionary; communication services. Position weightings: NVIDIA Corp. (lack of exposure); Tesla, Inc. (lack of exposure); Meta Platforms, Inc., Class A (lack of exposure); Comcast Corp., Class A
For the fixed income segment of the fund  | Security selection in the following sectors: agency mortgage-backed securities
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA MFS Total Return Portfolio (Class 1)	10.83%	6.57%	6.74%
S&P 500® Index	26.38%	15.17%	13.76%
60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index	16.17%	8.91%	8.83%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$491M
Total number of portfolio holdings	828
Total net advisory fee paid	$3.2M
Portfolio turnover rate during the reporting period	30%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	19.2%
Banks	10.7%
Pharmaceuticals	6.4%
Insurance	5.1%
Collateralized Mortgage Obligations	4.8%
Oil & Gas	4.6%
Electric	4.2%
Diversified Financial Services	4.2%
Software	3.2%
Building Materials	3.0%
Healthcare-Services	2.6%
Chemicals	2.2%
Agriculture	2.0%
Healthcare-Products	1.9%
Aerospace/Defense	1.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T873 (03/25)

SunAmerica Series Trust
SA MFS Total
Return
Class 2
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Total Return Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Total Return Portfolio (Class 2)*	$91	0.86%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 10.69% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 16.17% for the Blended Index (the "Performance Index") comprised of 60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index. The period was driven by recession fears which did not come to fruition and the Federal Reserve slowed rate cuts. This in turn resulted in stronger returns for growth equities versus value equities. It was a broadly positive period for U.S. fixed income assets. The U.S. Federal Reserve cut rates in mid-September (50-basis point), following up with consecutive 25 basis point cuts in November and December. Rate volatility as measured by the ICE BofA MOVE index remained somewhat elevated throughout the year, but declined after the U.S. election results.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following sectors: financials; real estate (lack of exposure). Security selection: financials. Position weightings: Goldman Sachs Group, Inc.; Johnson Controls International PLC; Microsoft Corp.
For the fixed income segment of the fund  | Allocations in the following sectors: U.S. Treasuries; corporates; cash collateral; collateralized loan obligations. Security selection in the following sectors: financials
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following sectors: communication services; consumer discretionary; information technology. Security selection: information technology; consumer discretionary; communication services. Position weightings: NVIDIA Corp. (lack of exposure); Tesla, Inc. (lack of exposure); Meta Platforms, Inc., Class A (lack of exposure); Comcast Corp., Class A
For the fixed income segment of the fund  | Security selection in the following sectors: agency mortgage-backed securities
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA MFS Total Return Portfolio (Class 2)	10.69%	6.42%	6.58%
S&P 500® Index	26.38%	15.17%	13.76%
60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index	16.17%	8.91%	8.83%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$491M
Total number of portfolio holdings	828
Total net advisory fee paid	$3.2M
Portfolio turnover rate during the reporting period	30%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	19.2%
Banks	10.7%
Pharmaceuticals	6.4%
Insurance	5.1%
Collateralized Mortgage Obligations	4.8%
Oil & Gas	4.6%
Electric	4.2%
Diversified Financial Services	4.2%
Software	3.2%
Building Materials	3.0%
Healthcare-Services	2.6%
Chemicals	2.2%
Agriculture	2.0%
Healthcare-Products	1.9%
Aerospace/Defense	1.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C788 (03/25)

SunAmerica Series Trust
SA MFS Total
Return
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Total Return Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Total Return Portfolio (Class 3)*	$101	0.96%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 10.48% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 16.17% for the Blended Index (the "Performance Index") comprised of 60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index. The period was driven by recession fears which did not come to fruition and the Federal Reserve slowed rate cuts. This in turn resulted in stronger returns for growth equities versus value equities. It was a broadly positive period for U.S. fixed income assets. The U.S. Federal Reserve cut rates in mid-September (50-basis point), following up with consecutive 25 basis point cuts in November and December. Rate volatility as measured by the ICE BofA MOVE index remained somewhat elevated throughout the year, but declined after the U.S. election results.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following sectors: financials; real estate (lack of exposure). Security selection: financials. Position weightings: Goldman Sachs Group, Inc.; Johnson Controls International PLC; Microsoft Corp.
For the fixed income segment of the fund  | Allocations in the following sectors: U.S. Treasuries; corporates; cash collateral; collateralized loan obligations. Security selection in the following sectors: financials
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following sectors: communication services; consumer discretionary; information technology. Security selection: information technology; consumer discretionary; communication services. Position weightings: NVIDIA Corp. (lack of exposure); Tesla, Inc. (lack of exposure); Meta Platforms, Inc., Class A (lack of exposure); Comcast Corp., Class A
For the fixed income segment of the fund  | Security selection in the following sectors: agency mortgage-backed securities
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA MFS Total Return Portfolio (Class 3)	10.48%	6.31%	6.47%
S&P 500® Index	26.38%	15.17%	13.76%
60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index	16.17%	8.91%	8.83%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$491M
Total number of portfolio holdings	828
Total net advisory fee paid	$3.2M
Portfolio turnover rate during the reporting period	30%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	19.2%
Banks	10.7%
Pharmaceuticals	6.4%
Insurance	5.1%
Collateralized Mortgage Obligations	4.8%
Oil & Gas	4.6%
Electric	4.2%
Diversified Financial Services	4.2%
Software	3.2%
Building Materials	3.0%
Healthcare-Services	2.6%
Chemicals	2.2%
Agriculture	2.0%
Healthcare-Products	1.9%
Aerospace/Defense	1.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C770 (03/25)

SunAmerica Series Trust
SA Mid Cap
Index
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Mid Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Mid Cap Index Portfolio (Class 1)*	$40	0.36%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is passively managed to match the S&P MidCap 400® Index before expenses.
The Class 1 shares posted a return of 19.92% for the year ended January 31, 2025, compared to 26.32% for the Russell 3000® Index (a broad-based securities market index) and 20.37% for the S&P MidCap 400® Index (the "Performance Index"). Mid and small-cap equities experienced underperformance relative to large cap as mega-cap technology companies witnessed outsized performance during the period.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis allocations in the following sectors | financials; industrials; information technology
On an absolute basis position weightings  | Super Micro Computer, Inc.; Vistra Corp.; Texas Pacific Land Corp.
TOP PERFORMANCE DETRACTORS
On an absolute basis position weightings  | Cleveland-Cliffs, Inc.; Five Below, Inc.; BioMarin Pharmaceutical, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA Mid Cap Index Portfolio (Class 1)	19.92%	11.29%	9.71%
Russell 3000® Index	26.32%	14.60%	14.20%
S&P MidCap 400® Index	20.37%	11.76%	10.08%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$510M
Total number of portfolio holdings	407
Total net advisory fee paid	$1.5M
Portfolio turnover rate during the reporting period	21%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	6.4%
REITS	6.4%
Retail	6.3%
Insurance	5.1%
Repurchase Agreements	5.0%
Software	4.4%
Diversified Financial Services	3.9%
Commercial Services	3.4%
Oil & Gas	3.4%
Machinery-Diversified	3.3%
Biotechnology	2.9%
Computers	2.9%
Electronics	2.8%
Engineering & Construction	2.6%
Healthcare-Products	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C226 (03/25)

SunAmerica Series Trust
SA Mid Cap
Index
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Mid Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Mid Cap Index Portfolio (Class 3)*	$67	0.61%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is passively managed to match the S&P MidCap 400® Index before expenses.
The Class 3 shares posted a return of 19.58% for the year ended January 31, 2025, compared to 26.32% for the Russell 3000® Index (a broad-based securities market index) and 20.37% for the S&P MidCap 400® Index (the "Performance Index"). Mid and small-cap equities experienced underperformance relative to large cap as mega-cap technology companies witnessed outsized performance during the period.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis allocations in the following sectors | financials; industrials; information technology
On an absolute basis position weightings  | Super Micro Computer, Inc.; Vistra Corp.; Texas Pacific Land Corp.
TOP PERFORMANCE DETRACTORS
On an absolute basis position weightings  | Cleveland-Cliffs, Inc.; Five Below, Inc.; BioMarin Pharmaceutical, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA Mid Cap Index Portfolio (Class 3)	19.58%	11.02%	9.43%
Russell 3000® Index	26.32%	14.60%	14.20%
S&P MidCap 400® Index	20.37%	11.76%	10.08%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$510M
Total number of portfolio holdings	407
Total net advisory fee paid	$1.5M
Portfolio turnover rate during the reporting period	21%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	6.4%
REITS	6.4%
Retail	6.3%
Insurance	5.1%
Repurchase Agreements	5.0%
Software	4.4%
Diversified Financial Services	3.9%
Commercial Services	3.4%
Oil & Gas	3.4%
Machinery-Diversified	3.3%
Biotechnology	2.9%
Computers	2.9%
Electronics	2.8%
Engineering & Construction	2.6%
Healthcare-Products	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C234 (03/25)

SunAmerica Series Trust
SA Morgan Stanley
International Equities
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Morgan Stanley International Equities Portfolio (Class 1)*	$90	0.86%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 9.52% for the year ended January 31, 2025, compared to 8.65% for the MSCI EAFE Index (net) (a broad-based securities market index & "Performance Index"). Over the period, financials was the standout performer, up 29%. Other strong performers for the period included communication services and industrials, which finished ahead of the Performance Index. The laggers for the period were energy, materials, health care, consumer staples, utilities and real estate.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | consumer discretionary; materials; health care
Security selection in the following sectors  | information technology; materials; health care
Position weightings  | Taiwan Semiconductor Manufacturing Co., Ltd.; SAP SE; St. James's Place PLC
Countries/Regions  | United Kingdom; Taiwan; Canada
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | financials; consumer staples; energy
Security selection in the following sectors  | consumer staples; industrials; financials
Position weightings  | Davide Campari-Milano NV; Samsung Electronics Co., Ltd.; Pernod Ricard SA
Countries/Regions   | Italy; Korea; The Netherlands
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Morgan Stanley International Equities Portfolio (Class 1)	9.52%	5.17%	4.64%
MSCI EAFE Index (net)	8.65%	6.25%	5.69%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$323M
Total number of portfolio holdings	57
Total net advisory fee paid	$2.7M
Portfolio turnover rate during the reporting period	54%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Machinery-Diversified	8.8%
Software	8.2%
Pharmaceuticals	8.0%
Semiconductors	7.2%
Banks	6.0%
Insurance	5.4%
Cosmetics/Personal Care	5.4%
Diversified Financial Services	5.0%
Beverages	4.5%
Retail	3.5%
Entertainment	3.5%
Mining	3.3%
Internet	3.2%
Oil & Gas	3.0%
Computers	3.0%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T691 (03/25)

SunAmerica Series Trust
SA Morgan Stanley
International Equities
Class 2
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Morgan Stanley International Equities Portfolio (Class 2)*	$106	1.01%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 9.48% for the year ended January 31, 2025, compared to 8.65% for the MSCI EAFE Index (net) (a broad-based securities market index & "Performance Index"). Over the period, financials was the standout performer, up 29%. Other strong performers for the period included communication services and industrials, which finished ahead of the Performance Index. The laggers for the period were energy, materials, health care, consumer staples, utilities and real estate.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | consumer discretionary; materials; health care
Security selection in the following sectors  | information technology; materials; health care
Position weightings  | Taiwan Semiconductor Manufacturing Co., Ltd.; SAP SE; St. James's Place PLC
Countries/Regions  | United Kingdom; Taiwan; Canada
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | financials; consumer staples; energy
Security selection in the following sectors  | consumer staples; industrials; financials
Position weightings  | Davide Campari-Milano NV; Samsung Electronics Co., Ltd.; Pernod Ricard SA
Countries/Regions   | Italy; Korea; The Netherlands
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Morgan Stanley International Equities Portfolio (Class 2)	9.48%	5.00%	4.48%
MSCI EAFE Index (net)	8.65%	6.25%	5.69%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$323M
Total number of portfolio holdings	57
Total net advisory fee paid	$2.7M
Portfolio turnover rate during the reporting period	54%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Machinery-Diversified	8.8%
Software	8.2%
Pharmaceuticals	8.0%
Semiconductors	7.2%
Banks	6.0%
Insurance	5.4%
Cosmetics/Personal Care	5.4%
Diversified Financial Services	5.0%
Beverages	4.5%
Retail	3.5%
Entertainment	3.5%
Mining	3.3%
Internet	3.2%
Oil & Gas	3.0%
Computers	3.0%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C705 (03/25)

SunAmerica Series Trust
SA Morgan Stanley
International Equities
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Morgan Stanley International Equities Portfolio (Class 3)*	$116	1.11%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 9.31% for the year ended January 31, 2025, compared to 8.65% for the MSCI EAFE Index (net) (a broad-based securities market index & "Performance Index"). Over the period, financials was the standout performer, up 29%. Other strong performers for the period included communication services and industrials, which finished ahead of the Performance Index. The laggers for the period were energy, materials, health care, consumer staples, utilities and real estate.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | consumer discretionary; materials; health care
Security selection in the following sectors  | information technology; materials; health care
Position weightings  | Taiwan Semiconductor Manufacturing Co., Ltd.; SAP SE; St. James's Place PLC
Countries/Regions  | United Kingdom; Taiwan; Canada
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | financials; consumer staples; energy
Security selection in the following sectors  | consumer staples; industrials; financials
Position weightings  | Davide Campari-Milano NV; Samsung Electronics Co., Ltd.; Pernod Ricard SA
Countries/Regions   | Italy; Korea; The Netherlands
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Morgan Stanley International Equities Portfolio (Class 3)	9.31%	4.89%	4.38%
MSCI EAFE Index (net)	8.65%	6.25%	5.69%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$323M
Total number of portfolio holdings	57
Total net advisory fee paid	$2.7M
Portfolio turnover rate during the reporting period	54%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Machinery-Diversified	8.8%
Software	8.2%
Pharmaceuticals	8.0%
Semiconductors	7.2%
Banks	6.0%
Insurance	5.4%
Cosmetics/Personal Care	5.4%
Diversified Financial Services	5.0%
Beverages	4.5%
Retail	3.5%
Entertainment	3.5%
Mining	3.3%
Internet	3.2%
Oil & Gas	3.0%
Computers	3.0%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C804 (03/25)

SunAmerica Series Trust
SA PIMCO
Global Bond
Opportunities
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO Global Bond Opportunities Portfolio (Class 1)*	$100	0.99%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 1.47% for the year ended January 31, 2025, compared to 0.25% for the Bloomberg Global Aggregate Index (a broad-based securities market index), 4.00% for the Bloomberg Global Aggregate Index (USD-Hedged) (new performance index) (the "Performance Index"), and -1.55% for the J.P. Morgan Global Government Bond Index (un-hedged) (old performance index). Broadly, short term yields fell as many central banks cut interest rates during the year, although in the U.S., Japan, and Australia longer term yields rose and resulted in negative performance in these portions of the curve. The securitized markets and credit markets were positive for the last 12 months.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Goldman Sachs Asset Management International – see Material Fund Changes for the time period covered | Allocations in the following sectors: commercial mortgage-backed securities; corporate credit. Security selection in the following sectors: corporate bonds. In aggregate: cross-market regional allocations. Countries/Regions: Canada
Pacific Investment Management Company, LLC - see Material Fund Changes for the time period covered  | Allocations in the following strategies: global duration (using interest rate swaps, futures, swaptions); investment grade credit (using CDX); securitized credit. Countries/Regions: Canada; Europe; Japan; United Kingdom; Australia
TOP PERFORMANCE DETRACTORS
Goldman Sachs Asset Management International – see Material Fund Changes for the time period covered  | Security selection in the following sectors: commercial mortgage-backed securities. In aggregate: directional regional allocations. Countries/Regions: Switzerland; United States
Pacific Investment Management Company, LLC - see Material Fund Changes for the time period covered  | Allocations in the following strategies: currencies (Euro and Mexican peso). Countries/Regions: China; Thailand (using interest rate swaps)
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA PIMCO Global Bond Opportunities Portfolio (Class 1)	1.47%	(3.04)%	(0.41)%
Bloomberg Global Aggregate Index	0.25%	(2.10)%	0.22%
Bloomberg Global Aggregate Index (USD-Hedged)	4.00%	0.19%	1.86%
J.P. Morgan Global Government Bond Index (un-hedged)	(1.55)%	(3.43)%	(0.53)%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$284M
Total number of portfolio holdings	448
Total net advisory fee paid	$1.8M
Portfolio turnover rate during the reporting period	282%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	54.9%
Foreign Government Obligations	23.3%
Collateralized Mortgage Obligations	11.8%
Banks	10.0%
Other Asset Backed Securities	6.9%
Auto Loan Receivables	2.5%
Diversified Financial Services	1.9%
Multi-National	1.2%
Credit Card Receivables	1.1%
Investment Companies	1.0%
Short-Term Investments	0.7%
Pharmaceuticals	0.6%
Electric	0.5%
Healthcare-Products	0.4%
Semiconductors	0.4%
Country
(% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 29, 2024 (the “Effective Date”), the Portfolio changed its name to the SA PIMCO Global Bond Opportunities Portfolio. Additionally, on the Effective Date, Pacific Investment Management Company, LLC was appointed as subadviser replacing the existing subadviser, Goldman Sachs Asset Management International. On the Effective Date, a contractual advisory fee waiver was implemented in the amount of 0.02% of average daily net assets at each of the Portfolio’s advisory fee breakpoint levels. Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the subadviser. As a result of these changes, U.S. government obligations risk, inverse floaters risk, and country focus risk were removed as a principal risk, and junk bonds risk, derivatives risk, hedging risk, leverage risk, short sales risk, when-issued and delayed delivery transactions risk, and preferred stock risk were added as principal risks. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T600 (03/25)

SunAmerica Series Trust
SA PIMCO
Global Bond
Opportunities
Class 2
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO Global Bond Opportunities Portfolio (Class 2)*	$115	1.14%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 1.20% for the year ended January 31, 2025, compared to 0.25% for the Bloomberg Global Aggregate Index (a broad-based securities market index), 4.00% for the Bloomberg Global Aggregate Index (USD-Hedged) (new performance index) (the "Performance Index"), and -1.55% for the J.P. Morgan Global Government Bond Index (un-hedged) (old performance index). Broadly, short term yields fell as many central banks cut interest rates during the year, although in the U.S., Japan, and Australia longer term yields rose and resulted in negative performance in these portions of the curve. The securitized markets and credit markets were positive for the last 12 months.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Goldman Sachs Asset Management International – see Material Fund Changes for the time period covered | Allocations in the following sectors: commercial mortgage-backed securities; corporate credit. Security selection in the following sectors: corporate bonds. In aggregate: cross-market regional allocations. Countries/Regions: Canada
Pacific Investment Management Company, LLC - see Material Fund Changes for the time period covered  | Allocations in the following strategies: global duration (using interest rate swaps, futures, swaptions); investment grade credit (using CDX); securitized credit. Countries/Regions: Canada; Europe; Japan; United Kingdom; Australia
TOP PERFORMANCE DETRACTORS
Goldman Sachs Asset Management International – see Material Fund Changes for the time period covered  | Security selection in the following sectors: commercial mortgage-backed securities. In aggregate: directional regional allocations. Countries/Regions: Switzerland; United States
Pacific Investment Management Company, LLC - see Material Fund Changes for the time period covered  | Allocations in the following strategies: currencies (Euro and Mexican peso). Countries/Regions: China; Thailand (using interest rate swaps)
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA PIMCO Global Bond Opportunities Portfolio (Class 2)	1.20%	(3.20)%	(0.57)%
Bloomberg Global Aggregate Index	0.25%	(2.10)%	0.22%
Bloomberg Global Aggregate Index (USD-Hedged)	4.00%	0.19%	1.86%
J.P. Morgan Global Government Bond Index (un-hedged)	(1.55)%	(3.43)%	(0.53)%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$284M
Total number of portfolio holdings	448
Total net advisory fee paid	$1.8M
Portfolio turnover rate during the reporting period	282%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	54.9%
Foreign Government Obligations	23.3%
Collateralized Mortgage Obligations	11.8%
Banks	10.0%
Other Asset Backed Securities	6.9%
Auto Loan Receivables	2.5%
Diversified Financial Services	1.9%
Multi-National	1.2%
Credit Card Receivables	1.1%
Investment Companies	1.0%
Short-Term Investments	0.7%
Pharmaceuticals	0.6%
Electric	0.5%
Healthcare-Products	0.4%
Semiconductors	0.4%
Country
(% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 29, 2024 (the “Effective Date”), the Portfolio changed its name to the SA PIMCO Global Bond Opportunities Portfolio. Additionally, on the Effective Date, Pacific Investment Management Company, LLC was appointed as subadviser replacing the existing subadviser, Goldman Sachs Asset Management International. On the Effective Date, a contractual advisory fee waiver was implemented in the amount of 0.02% of average daily net assets at each of the Portfolio’s advisory fee breakpoint levels. Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the subadviser. As a result of these changes, U.S. government obligations risk, inverse floaters risk, and country focus risk were removed as a principal risk, and junk bonds risk, derivatives risk, hedging risk, leverage risk, short sales risk, when-issued and delayed delivery transactions risk, and preferred stock risk were added as principal risks. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T386 (03/25)

SunAmerica Series Trust
SA PIMCO
Global Bond
Opportunities
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO Global Bond Opportunities Portfolio (Class 3)*	$125	1.24%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 1.15% for the year ended January 31, 2025, compared to 0.25% for the Bloomberg Global Aggregate Index (a broad-based securities market index), 4.00% for the Bloomberg Global Aggregate Index (USD-Hedged) (new performance index) (the "Performance Index"), and -1.55% for the J.P. Morgan Global Government Bond Index (un-hedged) (old performance index). Broadly, short term yields fell as many central banks cut interest rates during the year, although in the U.S., Japan, and Australia longer term yields rose and resulted in negative performance in these portions of the curve. The securitized markets and credit markets were positive for the last 12 months.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Goldman Sachs Asset Management International – see Material Fund Changes for the time period covered | Allocations in the following sectors: commercial mortgage-backed securities; corporate credit. Security selection in the following sectors: corporate bonds. In aggregate: cross-market regional allocations. Countries/Regions: Canada
Pacific Investment Management Company, LLC - see Material Fund Changes for the time period covered  | Allocations in the following strategies: global duration (using interest rate swaps, futures, swaptions); investment grade credit (using CDX); securitized credit. Countries/Regions: Canada; Europe; Japan; United Kingdom; Australia
TOP PERFORMANCE DETRACTORS
Goldman Sachs Asset Management International – see Material Fund Changes for the time period covered  | Security selection in the following sectors: commercial mortgage-backed securities. In aggregate: directional regional allocations. Countries/Regions: Switzerland; United States
Pacific Investment Management Company, LLC - see Material Fund Changes for the time period covered  | Allocations in the following strategies: currencies (Euro and Mexican peso). Countries/Regions: China; Thailand (using interest rate swaps)
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA PIMCO Global Bond Opportunities Portfolio (Class 3)	1.15%	(3.28)%	(0.66)%
Bloomberg Global Aggregate Index	0.25%	(2.10)%	0.22%
Bloomberg Global Aggregate Index (USD-Hedged)	4.00%	0.19%	1.86%
J.P. Morgan Global Government Bond Index (un-hedged)	(1.55)%	(3.43)%	(0.53)%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$284M
Total number of portfolio holdings	448
Total net advisory fee paid	$1.8M
Portfolio turnover rate during the reporting period	282%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	54.9%
Foreign Government Obligations	23.3%
Collateralized Mortgage Obligations	11.8%
Banks	10.0%
Other Asset Backed Securities	6.9%
Auto Loan Receivables	2.5%
Diversified Financial Services	1.9%
Multi-National	1.2%
Credit Card Receivables	1.1%
Investment Companies	1.0%
Short-Term Investments	0.7%
Pharmaceuticals	0.6%
Electric	0.5%
Healthcare-Products	0.4%
Semiconductors	0.4%
Country
(% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 29, 2024 (the “Effective Date”), the Portfolio changed its name to the SA PIMCO Global Bond Opportunities Portfolio. Additionally, on the Effective Date, Pacific Investment Management Company, LLC was appointed as subadviser replacing the existing subadviser, Goldman Sachs Asset Management International. On the Effective Date, a contractual advisory fee waiver was implemented in the amount of 0.02% of average daily net assets at each of the Portfolio’s advisory fee breakpoint levels. Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the subadviser. As a result of these changes, U.S. government obligations risk, inverse floaters risk, and country focus risk were removed as a principal risk, and junk bonds risk, derivatives risk, hedging risk, leverage risk, short sales risk, when-issued and delayed delivery transactions risk, and preferred stock risk were added as principal risks. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T378 (03/25)

SunAmerica Series Trust
SA PIMCO RAE
International Value
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO RAE International Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO RAE International Value Portfolio (Class 1)*	$86	0.83%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 7.12% for the year ended January 31, 2025, compared to 8.65% for the MSCI EAFE Index (net) (a broad-based securities market index) and 11.15% for the MSCI EAFE Value Index (net) (the "Performance Index"). International equity markets rallied over the period, led by cyclical sectors of the market like financials and communication services. In international equity markets, the value style significantly outperformed growth.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | energy; real estate; health care
Security selection in the following sectors  | consumer staples; energy; information technology
Position weightings  | Koninklijke Ahold Delhaize NV; BHP Group, Ltd. (lack of exposure); Heidelberg Materials AG
Countries/Regions  | France; Australia; Finland
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | financials; consumer discretionary; materials
Security selection in the following sectors  | financials; communication services; industrials
Position weightings  | Magna International, Inc.; GSK PLC; HSBC Holdings PLC (lack of exposure)
Countries/Regions   | United Kingdom; Canada; Germany
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA PIMCO RAE International Value Portfolio (Class 1)	7.12%	4.51%	2.91%
MSCI EAFE Index (net)	8.65%	6.25%	5.69%
MSCI EAFE Value Index (net)	11.15%	6.92%	4.86%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$423M
Total number of portfolio holdings	264
Total net advisory fee paid	$3.4M
Portfolio turnover rate during the reporting period	51%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Insurance	11.5%
Pharmaceuticals	10.0%
Auto Manufacturers	8.9%
Telecommunications	8.9%
Food	6.1%
Mining	5.6%
Chemicals	4.6%
Transportation	4.5%
Building Materials	3.5%
Electric	3.1%
Auto Parts & Equipment	3.0%
Oil & Gas	3.0%
Retail	2.9%
Iron/Steel	2.9%
Office/Business Equipment	2.2%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C689 (03/25)

SunAmerica Series Trust
SA PIMCO RAE
International Value
Class 2
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO RAE International Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO RAE International Value Portfolio (Class 2)*	$101	0.98%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 6.94% for the year ended January 31, 2025, compared to 8.65% for the MSCI EAFE Index (net) (a broad-based securities market index) and 11.15% for the MSCI EAFE Value Index (net) (the "Performance Index"). International equity markets rallied over the period, led by cyclical sectors of the market like financials and communication services. In international equity markets, the value style significantly outperformed growth.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | energy; real estate; health care
Security selection in the following sectors  | consumer staples; energy; information technology
Position weightings  | Koninklijke Ahold Delhaize NV; BHP Group, Ltd. (lack of exposure); Heidelberg Materials AG
Countries/Regions  | France; Australia; Finland
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | financials; consumer discretionary; materials
Security selection in the following sectors  | financials; communication services; industrials
Position weightings  | Magna International, Inc.; GSK PLC; HSBC Holdings PLC (lack of exposure)
Countries/Regions   | United Kingdom; Canada; Germany
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA PIMCO RAE International Value Portfolio (Class 2)	6.94%	4.35%	2.75%
MSCI EAFE Index (net)	8.65%	6.25%	5.69%
MSCI EAFE Value Index (net)	11.15%	6.92%	4.86%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$423M
Total number of portfolio holdings	264
Total net advisory fee paid	$3.4M
Portfolio turnover rate during the reporting period	51%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Insurance	11.5%
Pharmaceuticals	10.0%
Auto Manufacturers	8.9%
Telecommunications	8.9%
Food	6.1%
Mining	5.6%
Chemicals	4.6%
Transportation	4.5%
Building Materials	3.5%
Electric	3.1%
Auto Parts & Equipment	3.0%
Oil & Gas	3.0%
Retail	2.9%
Iron/Steel	2.9%
Office/Business Equipment	2.2%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T634 (03/25)

SunAmerica Series Trust
SA PIMCO RAE
International Value
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO RAE International Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO RAE International Value Portfolio (Class 3)*	$112	1.08%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 6.85% for the year ended January 31, 2025, compared to 8.65% for the MSCI EAFE Index (net) (a broad-based securities market index) and 11.15% for the MSCI EAFE Value Index (net) (the "Performance Index"). International equity markets rallied over the period, led by cyclical sectors of the market like financials and communication services. In international equity markets, the value style significantly outperformed growth.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | energy; real estate; health care
Security selection in the following sectors  | consumer staples; energy; information technology
Position weightings  | Koninklijke Ahold Delhaize NV; BHP Group, Ltd. (lack of exposure); Heidelberg Materials AG
Countries/Regions  | France; Australia; Finland
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | financials; consumer discretionary; materials
Security selection in the following sectors  | financials; communication services; industrials
Position weightings  | Magna International, Inc.; GSK PLC; HSBC Holdings PLC (lack of exposure)
Countries/Regions   | United Kingdom; Canada; Germany
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA PIMCO RAE International Value Portfolio (Class 3)	6.85%	4.25%	2.65%
MSCI EAFE Index (net)	8.65%	6.25%	5.69%
MSCI EAFE Value Index (net)	11.15%	6.92%	4.86%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$423M
Total number of portfolio holdings	264
Total net advisory fee paid	$3.4M
Portfolio turnover rate during the reporting period	51%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Insurance	11.5%
Pharmaceuticals	10.0%
Auto Manufacturers	8.9%
Telecommunications	8.9%
Food	6.1%
Mining	5.6%
Chemicals	4.6%
Transportation	4.5%
Building Materials	3.5%
Electric	3.1%
Auto Parts & Equipment	3.0%
Oil & Gas	3.0%
Retail	2.9%
Iron/Steel	2.9%
Office/Business Equipment	2.2%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T394 (03/25)

SunAmerica Series Trust
SA PIMCO VCP
Tactical
Balanced
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO VCP Tactical Balanced Portfolio (Class 1)*	$137	1.30%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 11.14% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 13.31% for the Blended Index (the "Performance Index") comprised of 40% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index; 15% MSCI EAFE Index (net); 5% Russell 2000® Index. Over the period, U.S. large cap equities outperformed international and small cap equities. Despite the Federal Reserve cutting rates during the last 12 months, yields across the longer end of the curve have risen, resulting in negative Treasury performance within these tenors.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the fixed income segment of the fund | Allocations in the following strategies: U.S. duration (using futures, interest rate swaps, swaptions); securitized credit; U.S. Treasury Inflation Protected Securities; currencies (Turkish lira)
Allocation in the following strategies  | equity futures used to hedge the equity put options used to manage downside risk; collateral used for Portfolio volatility management
TOP PERFORMANCE DETRACTORS
For the fixed income segment of the fund  | Allocations in the following strategies: Brazilian duration (using interest rate swaps)
Allocation in the following strategies  | equity futures used to adjust exposures and manage risk; equity put options used to manage downside risk
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 9/26/2016
SA PIMCO VCP Tactical Balanced Portfolio (Class 1)	11.14%	3.94%	5.60%
S&P 500® Index	26.38%	15.17%	15.06%
40% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index; 15% MSCI EAFE Index (net); 5% Russell 2000® Index	13.31%	7.36%	8.01%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$899M
Total number of portfolio holdings	627
Total net advisory fee paid	$8.0M
Portfolio turnover rate during the reporting period	239%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Repurchase Agreements	88.5%
U.S. Government & Agency Obligations	42.9%
Short-Term Investments	4.5%
Collateralized Mortgage Obligations	4.4%
Foreign Government Obligations	3.2%
Banks	2.6%
Other Asset Backed Securities	2.5%
Electric	1.9%
Auto Loan Receivables	1.0%
Diversified Financial Services	0.7%
REITS	0.5%
Airlines	0.4%
Insurance	0.4%
Purchased Options	0.3%
Auto Manufacturers	0.3%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  The Board of Trustees of SunAmerica Series Trust, on behalf of the Portfolio, has determined that it is in the best interest of the Portfolio to reorganize into SA VCP Dynamic Allocation Portfolio, an existing series of SunAmerica Series Trust. The proposed transaction is expected to close in the second quarter of 2025. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C564 (03/25)

SunAmerica Series Trust
SA PIMCO VCP
Tactical
Balanced
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO VCP Tactical Balanced Portfolio (Class 3)*	$163	1.55%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 10.87% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 13.31% for the Blended Index (the "Performance Index") comprised of 40% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index; 15% MSCI EAFE Index (net); 5% Russell 2000® Index. Over the period, U.S. large cap equities outperformed international and small cap equities. Despite the Federal Reserve cutting rates during the last 12 months, yields across the longer end of the curve have risen, resulting in negative Treasury performance within these tenors.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the fixed income segment of the fund | Allocations in the following strategies: U.S. duration (using futures, interest rate swaps, swaptions); securitized credit; U.S. Treasury Inflation Protected Securities; currencies (Turkish lira)
Allocation in the following strategies  | equity futures used to hedge the equity put options used to manage downside risk; collateral used for Portfolio volatility management
TOP PERFORMANCE DETRACTORS
For the fixed income segment of the fund  | Allocations in the following strategies: Brazilian duration (using interest rate swaps)
Allocation in the following strategies  | equity futures used to adjust exposures and manage risk; equity put options used to manage downside risk
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA PIMCO VCP Tactical Balanced Portfolio (Class 3)	10.87%	3.69%	4.89%
S&P 500® Index	26.38%	15.17%	13.76%
40% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index; 15% MSCI EAFE Index (net); 5% Russell 2000® Index	13.31%	7.36%	7.43%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$899M
Total number of portfolio holdings	627
Total net advisory fee paid	$8.0M
Portfolio turnover rate during the reporting period	239%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Repurchase Agreements	88.5%
U.S. Government & Agency Obligations	42.9%
Short-Term Investments	4.5%
Collateralized Mortgage Obligations	4.4%
Foreign Government Obligations	3.2%
Banks	2.6%
Other Asset Backed Securities	2.5%
Electric	1.9%
Auto Loan Receivables	1.0%
Diversified Financial Services	0.7%
REITS	0.5%
Airlines	0.4%
Insurance	0.4%
Purchased Options	0.3%
Auto Manufacturers	0.3%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  The Board of Trustees of SunAmerica Series Trust, on behalf of the Portfolio, has determined that it is in the best interest of the Portfolio to reorganize into SA VCP Dynamic Allocation Portfolio, an existing series of SunAmerica Series Trust. The proposed transaction is expected to close in the second quarter of 2025. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C648 (03/25)

SunAmerica Series Trust
SA PineBridge
High-Yield Bond
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PineBridge High-Yield Bond Portfolio (Class 1)*	$75	0.72%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 8.46% for the year ended January 31, 2025, compared to 2.90% for the Bloomberg U.S. Universal Bond Index (a broad-based securities market index) and 9.67% for the ICE BofA US High Yield Index (the "Performance Index"). High yield spreads, as measured by the ICE BofA US High Yield Index, traded 91 basis points (bps) tighter over the period at 268 bps, just 9 bps wide of the post-crisis tight of 259 bps reached on January 22, 2025. Treasury rates traded higher during the last twelve months, but were volatile with the 10-year Treasury rate trading as high as 4.79% and as low as 3.62%. Overall, for the trailing twelve-month period, 5- and 10-year Treasury yields traded 49 bps and 63 bps higher, respectively.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | capital goods; consumer cyclicals; financial
Security selection in the following sectors  | energy; basic industrials; capital goods
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | cash; energy; consumer non-cyclicals
Security selection in the following sectors  | communications; consumer non-cyclicals; consumer cyclicals
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA PineBridge High-Yield Bond Portfolio (Class 1)	8.46%	5.55%	5.97%
Bloomberg U.S. Universal Bond Index	2.90%	(0.18)%	1.60%
ICE BofA US High Yield Index	9.67%	4.33%	5.15%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$260M
Total number of portfolio holdings	260
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	39%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Commercial Services	7.6%
Diversified Financial Services	7.5%
Retail	5.9%
Telecommunications	5.9%
Oil & Gas	5.7%
Media	5.5%
Pipelines	5.3%
Electric	4.2%
Leisure Time	3.3%
REITS	3.3%
Short-Term Investments	2.8%
Pharmaceuticals	2.8%
Lodging	2.8%
Packaging & Containers	2.7%
Iron/Steel	2.6%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T709 (03/25)

SunAmerica Series Trust
SA PineBridge
High-Yield Bond
Class 2
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PineBridge High-Yield Bond Portfolio (Class 2)*	$91	0.87%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 8.27% for the year ended January 31, 2025, compared to 2.90% for the Bloomberg U.S. Universal Bond Index (a broad-based securities market index) and 9.67% for the ICE BofA US High Yield Index (the "Performance Index"). High yield spreads, as measured by the ICE BofA US High Yield Index, traded 91 basis points (bps) tighter over the period at 268 bps, just 9 bps wide of the post-crisis tight of 259 bps reached on January 22, 2025. Treasury rates traded higher during the last twelve months, but were volatile with the 10-year Treasury rate trading as high as 4.79% and as low as 3.62%. Overall, for the trailing twelve-month period, 5- and 10-year Treasury yields traded 49 bps and 63 bps higher, respectively.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | capital goods; consumer cyclicals; financial
Security selection in the following sectors  | energy; basic industrials; capital goods
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | cash; energy; consumer non-cyclicals
Security selection in the following sectors  | communications; consumer non-cyclicals; consumer cyclicals
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA PineBridge High-Yield Bond Portfolio (Class 2)	8.27%	5.37%	5.81%
Bloomberg U.S. Universal Bond Index	2.90%	(0.18)%	1.60%
ICE BofA US High Yield Index	9.67%	4.33%	5.15%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$260M
Total number of portfolio holdings	260
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	39%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Commercial Services	7.6%
Diversified Financial Services	7.5%
Retail	5.9%
Telecommunications	5.9%
Oil & Gas	5.7%
Media	5.5%
Pipelines	5.3%
Electric	4.2%
Leisure Time	3.3%
REITS	3.3%
Short-Term Investments	2.8%
Pharmaceuticals	2.8%
Lodging	2.8%
Packaging & Containers	2.7%
Iron/Steel	2.6%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C507 (03/25)

SunAmerica Series Trust
SA PineBridge
High-Yield Bond
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PineBridge High-Yield Bond Portfolio (Class 3)*	$101	0.97%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 8.05% for the year ended January 31, 2025, compared to 2.90% for the Bloomberg U.S. Universal Bond Index (a broad-based securities market index) and 9.67% for the ICE BofA US High Yield Index (the "Performance Index"). High yield spreads, as measured by the ICE BofA US High Yield Index, traded 91 basis points (bps) tighter over the period at 268 bps, just 9 bps wide of the post-crisis tight of 259 bps reached on January 22, 2025. Treasury rates traded higher during the last twelve months, but were volatile with the 10-year Treasury rate trading as high as 4.79% and as low as 3.62%. Overall, for the trailing twelve-month period, 5- and 10-year Treasury yields traded 49 bps and 63 bps higher, respectively.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | capital goods; consumer cyclicals; financial
Security selection in the following sectors  | energy; basic industrials; capital goods
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | cash; energy; consumer non-cyclicals
Security selection in the following sectors  | communications; consumer non-cyclicals; consumer cyclicals
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA PineBridge High-Yield Bond Portfolio (Class 3)	8.05%	5.27%	5.70%
Bloomberg U.S. Universal Bond Index	2.90%	(0.18)%	1.60%
ICE BofA US High Yield Index	9.67%	4.33%	5.15%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$260M
Total number of portfolio holdings	260
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	39%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Commercial Services	7.6%
Diversified Financial Services	7.5%
Retail	5.9%
Telecommunications	5.9%
Oil & Gas	5.7%
Media	5.5%
Pipelines	5.3%
Electric	4.2%
Leisure Time	3.3%
REITS	3.3%
Short-Term Investments	2.8%
Pharmaceuticals	2.8%
Lodging	2.8%
Packaging & Containers	2.7%
Iron/Steel	2.6%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C606 (03/25)

SunAmerica Series Trust
SA Putnam
International Growth
and Income
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Putnam International Growth and Income Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Putnam International Growth and Income Portfolio (Class 1)*	$102	0.96%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 12.03% for the year ended January 31, 2025, compared to 8.65% for the MSCI EAFE Index (net) (a broad-based securities market index) and 11.15% for the MSCI EAFE Value Index (net) (the "Performance Index"). Over the period, international developed equities underperformed U.S. and emerging markets equities. Within international developed markets, value stocks outperformed growth stocks.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | financials; materials; real estate
Security selection in the following sectors  | consumer discretionary; materials; energy
Position weightings  | Asics Corp.; AIB Group PLC; Qantas Airways, Ltd.
Countries/Regions  | Australia; Ireland; The Netherlands
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | communication services; industrials; consumer staples
Security selection in the following sectors  | financials; communication services; information technology
Position weightings  | Nippon Telegraph & Telephone Corp.; STMicroelectronics NV; Glencore PLC
Countries/Regions   | Italy; United Kingdom; France
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Putnam International Growth and Income Portfolio (Class 1)	12.03%	8.72%	6.18%
MSCI EAFE Index (net)	8.65%	6.25%	5.69%
MSCI EAFE Value Index (net)	11.15%	6.92%	4.86%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$290M
Total number of portfolio holdings	156
Total net advisory fee paid	$2.8M
Portfolio turnover rate during the reporting period	23%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	25.7%
Insurance	8.6%
Oil & Gas	7.0%
Telecommunications	4.9%
Pharmaceuticals	4.7%
Miscellaneous Manufacturing	4.1%
Building Materials	3.9%
Distribution/Wholesale	3.4%
Food	3.3%
Retail	3.1%
Short-Term Investments	3.0%
Beverages	2.6%
Aerospace/Defense	2.3%
Electronics	2.2%
Mining	2.0%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective November 1, 2024 (the “Effective Date”), a contractual advisory fee waiver was implemented in the amount of 0.10% of average daily net assets at each of the Portfolio’s advisory fee breakpoint levels. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T105 (03/25)

SunAmerica Series Trust
SA Putnam
International Growth
and Income
Class 2
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Putnam International Growth and Income Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Putnam International Growth and Income Portfolio (Class 2)*	$118	1.11%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 11.87% for the year ended January 31, 2025, compared to 8.65% for the MSCI EAFE Index (net) (a broad-based securities market index) and 11.15% for the MSCI EAFE Value Index (net) (the "Performance Index"). Over the period, international developed equities underperformed U.S. and emerging markets equities. Within international developed markets, value stocks outperformed growth stocks.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | financials; materials; real estate
Security selection in the following sectors  | consumer discretionary; materials; energy
Position weightings  | Asics Corp.; AIB Group PLC; Qantas Airways, Ltd.
Countries/Regions  | Australia; Ireland; The Netherlands
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | communication services; industrials; consumer staples
Security selection in the following sectors  | financials; communication services; information technology
Position weightings  | Nippon Telegraph & Telephone Corp.; STMicroelectronics NV; Glencore PLC
Countries/Regions   | Italy; United Kingdom; France
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Putnam International Growth and Income Portfolio (Class 2)	11.87%	8.57%	6.03%
MSCI EAFE Index (net)	8.65%	6.25%	5.69%
MSCI EAFE Value Index (net)	11.15%	6.92%	4.86%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$290M
Total number of portfolio holdings	156
Total net advisory fee paid	$2.8M
Portfolio turnover rate during the reporting period	23%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	25.7%
Insurance	8.6%
Oil & Gas	7.0%
Telecommunications	4.9%
Pharmaceuticals	4.7%
Miscellaneous Manufacturing	4.1%
Building Materials	3.9%
Distribution/Wholesale	3.4%
Food	3.3%
Retail	3.1%
Short-Term Investments	3.0%
Beverages	2.6%
Aerospace/Defense	2.3%
Electronics	2.2%
Mining	2.0%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective November 1, 2024 (the “Effective Date”), a contractual advisory fee waiver was implemented in the amount of 0.10% of average daily net assets at each of the Portfolio’s advisory fee breakpoint levels. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C887 (03/25)

SunAmerica Series Trust
SA Putnam
International Growth
and Income
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Putnam International Growth and Income Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Putnam International Growth and Income Portfolio (Class 3)*	$128	1.21%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 11.70% for the year ended January 31, 2025, compared to 8.65% for the MSCI EAFE Index (net) (a broad-based securities market index) and 11.15% for the MSCI EAFE Value Index (net) (the "Performance Index"). Over the period, international developed equities underperformed U.S. and emerging markets equities. Within international developed markets, value stocks outperformed growth stocks.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | financials; materials; real estate
Security selection in the following sectors  | consumer discretionary; materials; energy
Position weightings  | Asics Corp.; AIB Group PLC; Qantas Airways, Ltd.
Countries/Regions  | Australia; Ireland; The Netherlands
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | communication services; industrials; consumer staples
Security selection in the following sectors  | financials; communication services; information technology
Position weightings  | Nippon Telegraph & Telephone Corp.; STMicroelectronics NV; Glencore PLC
Countries/Regions   | Italy; United Kingdom; France
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Putnam International Growth and Income Portfolio (Class 3)	11.70%	8.44%	5.91%
MSCI EAFE Index (net)	8.65%	6.25%	5.69%
MSCI EAFE Value Index (net)	11.15%	6.92%	4.86%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$290M
Total number of portfolio holdings	156
Total net advisory fee paid	$2.8M
Portfolio turnover rate during the reporting period	23%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	25.7%
Insurance	8.6%
Oil & Gas	7.0%
Telecommunications	4.9%
Pharmaceuticals	4.7%
Miscellaneous Manufacturing	4.1%
Building Materials	3.9%
Distribution/Wholesale	3.4%
Food	3.3%
Retail	3.1%
Short-Term Investments	3.0%
Beverages	2.6%
Aerospace/Defense	2.3%
Electronics	2.2%
Mining	2.0%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective November 1, 2024 (the “Effective Date”), a contractual advisory fee waiver was implemented in the amount of 0.10% of average daily net assets at each of the Portfolio’s advisory fee breakpoint levels. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C879 (03/25)

SunAmerica Series Trust
SA Schroders VCP
Global Allocation
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Schroders VCP Global Allocation Portfolio (Class 1)*	$96	0.90%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 13.79% for the year ended January 31, 2025, compared to 21.40% for the MSCI World Index (net) (a broad-based securities market index) and 13.71% for the Blended Index (the "Performance Index") comprised of 60% MSCI World Index (net); 40% Bloomberg U.S. Corporate Investment Grade Index. Domestic equities outperformed international equities over the one-year period. U.S. government bonds underperformed as yields rose.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Security selection in the following regions: emerging markets; Europe ex United Kingdom. Allocations to the following countries/regions: North America
For the fixed income segment of the fund  | Allocations in the following sectors: U.S. Treasuries; German government bonds (using futures). Security selection in the following sectors: investment grade credit
Asset Allocation  | tactical (using futures)
Allocation in the following strategies  | equity futures used to hedge the equity put options used to manage downside risk
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Security selection in the following regions: North America; Pacific ex Japan. Allocations to the following countries/regions: emerging markets
For the fixed income segment of the fund  | Allocations in the following sectors: investment grade credit
Allocation in the following strategies  | equity put options used to manage downside risk
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 9/26/2016
SA Schroders VCP Global Allocation Portfolio (Class 1)	13.79%	4.18%	5.23%
MSCI World Index (net)	21.40%	12.08%	11.86%
60% MSCI World Index (net); 40% Bloomberg U.S. Corporate Investment Grade Index	13.71%	7.27%	8.00%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$442M
Total number of portfolio holdings	926
Total net advisory fee paid	$3.9M
Portfolio turnover rate during the reporting period	59%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	14.7%
Internet	6.5%
Pharmaceuticals	5.5%
Semiconductors	5.3%
Software	5.2%
REITS	4.3%
Short-Term Investments	4.1%
Unaffiliated Investment Companies	4.1%
Insurance	3.6%
Retail	3.6%
Oil & Gas	3.5%
Diversified Financial Services	3.2%
Telecommunications	3.2%
Computers	2.6%
Pipelines	2.5%
Country
(% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C473 (03/25)

SunAmerica Series Trust
SA Schroders VCP
Global Allocation
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Schroders VCP Global Allocation Portfolio (Class 3)*	$123	1.15%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 13.52% for the year ended January 31, 2025, compared to 21.40% for the MSCI World Index (net) (a broad-based securities market index) and 13.71% for the Blended Index (the "Performance Index") comprised of 60% MSCI World Index (net); 40% Bloomberg U.S. Corporate Investment Grade Index. Domestic equities outperformed international equities over the one-year period. U.S. government bonds underperformed as yields rose.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Security selection in the following regions: emerging markets; Europe ex United Kingdom. Allocations to the following countries/regions: North America
For the fixed income segment of the fund  | Allocations in the following sectors: U.S. Treasuries; German government bonds (using futures). Security selection in the following sectors: investment grade credit
Asset Allocation  | tactical (using futures)
Allocation in the following strategies  | equity futures used to hedge the equity put options used to manage downside risk
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Security selection in the following regions: North America; Pacific ex Japan. Allocations to the following countries/regions: emerging markets
For the fixed income segment of the fund  | Allocations in the following sectors: investment grade credit
Allocation in the following strategies  | equity put options used to manage downside risk
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 1/25/2016
SA Schroders VCP Global Allocation Portfolio (Class 3)	13.52%	3.93%	5.55%
MSCI World Index (net)	21.40%	12.08%	12.59%
60% MSCI World Index (net); 40% Bloomberg U.S. Corporate Investment Grade Index	13.71%	7.27%	8.77%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$442M
Total number of portfolio holdings	926
Total net advisory fee paid	$3.9M
Portfolio turnover rate during the reporting period	59%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	14.7%
Internet	6.5%
Pharmaceuticals	5.5%
Semiconductors	5.3%
Software	5.2%
REITS	4.3%
Short-Term Investments	4.1%
Unaffiliated Investment Companies	4.1%
Insurance	3.6%
Retail	3.6%
Oil & Gas	3.5%
Diversified Financial Services	3.2%
Telecommunications	3.2%
Computers	2.6%
Pipelines	2.5%
Country
(% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C614 (03/25)

SunAmerica Series Trust
SA Small Cap
Index
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Small Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Small Cap Index Portfolio (Class 1)*	$45	0.41%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is passively managed to match the Russell 2000® Index before expenses.
The Class 1 shares posted a return of 18.48% for the year ended January 31, 2025, compared to 26.32% for the Russell 3000® Index (a broad-based securities market index) and 19.09% for the Russell 2000® Index (the "Performance Index"). Mid and small-cap equities experienced underperformance relative to large cap as mega-cap technology companies witnessed outsized performance during the period.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis allocations in the following sectors | financials; industrials; information technology
On an absolute basis position weightings  | Super Micro Computer, Inc.; Sprouts Farmers Market, Inc.; MicroStrategy, Inc., Class A
TOP PERFORMANCE DETRACTORS
On an absolute basis position weightings  | Cytokinetics, Inc.; Atkore, Inc.; Alpha Metallurgical Resources, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA Small Cap Index Portfolio (Class 1)	18.48%	8.08%	7.70%
Russell 3000® Index	26.32%	14.60%	14.20%
Russell 2000® Index	19.09%	8.67%	8.00%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$318M
Total number of portfolio holdings	1,986
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	19%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	9.1%
Biotechnology	7.4%
REITS	5.9%
Software	5.4%
Commercial Services	4.4%
Retail	3.8%
Diversified Financial Services	3.5%
Healthcare-Products	3.4%
Pharmaceuticals	2.5%
Electronics	2.4%
Oil & Gas	2.3%
Repurchase Agreements	2.3%
Insurance	2.3%
Computers	2.2%
Machinery-Diversified	2.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective November 1, 2023 (the “Effective Date”), a contractual advisory fee waiver was implemented in the amount of 0.04% of average daily net assets at each of the Portfolio’s advisory fee breakpoint levels. Additionally, effective November 1, 2023, the expense limitation agreement with respect to the Portfolio was amended to limit more fees, lowering rates from 0.45% to 0.41% for Class 1 shares and from 0.70% to 0.66% for Class 3 shares. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C242 (03/25)

SunAmerica Series Trust
SA Small Cap
Index
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Small Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Small Cap Index Portfolio (Class 3)*	$71	0.65%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is passively managed to match the Russell 2000® Index before expenses.
The Class 3 shares posted a return of 18.16% for the year ended January 31, 2025, compared to 26.32% for the Russell 3000® Index (a broad-based securities market index) and 19.09% for the Russell 2000® Index (the "Performance Index"). Mid and small-cap equities experienced underperformance relative to large cap as mega-cap technology companies witnessed outsized performance during the period.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis allocations in the following sectors | financials; industrials; information technology
On an absolute basis position weightings  | Super Micro Computer, Inc.; Sprouts Farmers Market, Inc.; MicroStrategy, Inc., Class A
TOP PERFORMANCE DETRACTORS
On an absolute basis position weightings  | Cytokinetics, Inc.; Atkore, Inc.; Alpha Metallurgical Resources, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA Small Cap Index Portfolio (Class 3)	18.16%	7.82%	7.43%
Russell 3000® Index	26.32%	14.60%	14.20%
Russell 2000® Index	19.09%	8.67%	8.00%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$318M
Total number of portfolio holdings	1,986
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	19%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	9.1%
Biotechnology	7.4%
REITS	5.9%
Software	5.4%
Commercial Services	4.4%
Retail	3.8%
Diversified Financial Services	3.5%
Healthcare-Products	3.4%
Pharmaceuticals	2.5%
Electronics	2.4%
Oil & Gas	2.3%
Repurchase Agreements	2.3%
Insurance	2.3%
Computers	2.2%
Machinery-Diversified	2.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective November 1, 2023 (the “Effective Date”), a contractual advisory fee waiver was implemented in the amount of 0.04% of average daily net assets at each of the Portfolio’s advisory fee breakpoint levels. Additionally, effective November 1, 2023, the expense limitation agreement with respect to the Portfolio was amended to limit more fees, lowering rates from 0.45% to 0.41% for Class 1 shares and from 0.70% to 0.66% for Class 3 shares. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C259 (03/25)

SunAmerica Series Trust
SA T. Rowe Price Asset Allocation
Growth
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA T. Rowe Price Asset Allocation Growth Portfolio (Class 1)*	$81	0.75%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 17.22% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 17.99% for the Blended Index (the "Performance Index") comprised of 58% S&P 500® Index; 3% S&P MidCap 400® Index; 3% Russell 2000® Index; 16% MSCI EAFE Index (net); 20% Bloomberg U.S. Government/Credit Index. Over the trailing 12 months, U.S. equities outperformed stocks within global developed markets. U.S. investment grade bonds generated positive returns for the year, but underperformed equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Security selection in the following asset classes: U.S large-cap growth equities; U.S. large-cap core equities; non-U.S. equities
For the fixed income segment of the fund  | Security selection in the following sectors: investment grade credit
Asset Allocation  | tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following asset classes: U.S. large-cap growth equities. Security selection in the following asset classes: U.S. dividend growth equities; U.S. small-cap equities
For the fixed income segment of the fund  | Allocations in the following sectors: long-dated U.S. Treasuries
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/6/2017
SA T. Rowe Price Asset Allocation Growth Portfolio (Class 1)	17.22%	9.49%	9.27%
S&P 500® Index	26.38%	15.17%	14.41%
58% S&P 500® Index; 3% S&P MidCap 400® Index; 3% Russell 2000® Index; 16% MSCI EAFE Index (net); 20% Bloomberg U.S. Government/Credit Index	17.99%	10.41%	10.09%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$774M
Total number of portfolio holdings	1,522
Total net advisory fee paid	$5.2M
Portfolio turnover rate during the reporting period	30%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	8.9%
Software	6.8%
Internet	6.8%
Semiconductors	6.6%
Banks	6.5%
Retail	4.7%
Insurance	4.6%
Pharmaceuticals	4.5%
Diversified Financial Services	3.8%
Computers	3.7%
Healthcare-Products	3.0%
Oil & Gas	2.9%
Healthcare-Services	2.4%
Electric	2.3%
Aerospace/Defense	2.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C374 (03/25)

SunAmerica Series Trust
SA T. Rowe Price Asset Allocation
Growth
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA T. Rowe Price Asset Allocation Growth Portfolio (Class 3)*	$108	1.00%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 16.94% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 17.99% for the Blended Index (the "Performance Index") comprised of 58% S&P 500® Index; 3% S&P MidCap 400® Index; 3% Russell 2000® Index; 16% MSCI EAFE Index (net); 20% Bloomberg U.S. Government/Credit Index. Over the trailing 12 months, U.S. equities outperformed stocks within global developed markets. U.S. investment grade bonds generated positive returns for the year, but underperformed equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Security selection in the following asset classes: U.S large-cap growth equities; U.S. large-cap core equities; non-U.S. equities
For the fixed income segment of the fund  | Security selection in the following sectors: investment grade credit
Asset Allocation  | tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following asset classes: U.S. large-cap growth equities. Security selection in the following asset classes: U.S. dividend growth equities; U.S. small-cap equities
For the fixed income segment of the fund  | Allocations in the following sectors: long-dated U.S. Treasuries
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/6/2017
SA T. Rowe Price Asset Allocation Growth Portfolio (Class 3)	16.94%	9.21%	9.00%
S&P 500® Index	26.38%	15.17%	14.41%
58% S&P 500® Index; 3% S&P MidCap 400® Index; 3% Russell 2000® Index; 16% MSCI EAFE Index (net); 20% Bloomberg U.S. Government/Credit Index	17.99%	10.41%	10.09%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$774M
Total number of portfolio holdings	1,522
Total net advisory fee paid	$5.2M
Portfolio turnover rate during the reporting period	30%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	8.9%
Software	6.8%
Internet	6.8%
Semiconductors	6.6%
Banks	6.5%
Retail	4.7%
Insurance	4.6%
Pharmaceuticals	4.5%
Diversified Financial Services	3.8%
Computers	3.7%
Healthcare-Products	3.0%
Oil & Gas	2.9%
Healthcare-Services	2.4%
Electric	2.3%
Aerospace/Defense	2.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C366 (03/25)

SunAmerica Series Trust
SA T. Rowe Price
VCP Balanced
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA T. Rowe Price VCP Balanced Portfolio (Class 1)*	$89	0.82%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 16.08% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 14.04% for the Blended Index (the "Performance Index") comprised of 45.5% S&P 500® Index; 19.5% MSCI EAFE Index (net); 35% Bloomberg U.S. Aggregate Bond Index. Over the trailing 12 months, U.S. equities outperformed stocks within global developed markets. U.S. investment grade bonds generated positive returns for the year, but underperformed equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Security selection in the following asset classes: U.S. large-cap growth equities; U.S. large-cap core equities; non-U.S. equities
For the fixed income segment of the fund  | Allocations in the following sectors: high yield. Security selection in the following sectors: investment grade credit
Asset Allocation  | tactical
Allocation in the following strategies  | equity and fixed income futures to manage Portfolio volatility
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following asset classes: U.S. large-cap growth equities; real assets equities
Allocation in the following strategies  | equity put options used to manage downside risk
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 9/26/2016
SA T. Rowe Price VCP Balanced Portfolio (Class 1)	16.08%	6.38%	7.69%
S&P 500® Index	26.38%	15.17%	15.06%
45.5% S&P 500® Index; 19.5% MSCI EAFE Index (net); 35% Bloomberg U.S. Aggregate Bond Index	14.04%	8.02%	8.60%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,439M
Total number of portfolio holdings	1,658
Total net advisory fee paid	$11.3M
Portfolio turnover rate during the reporting period	34%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	14.8%
Short-Term Investments	10.1%
Internet	5.9%
Semiconductors	5.2%
Banks	5.1%
Software	4.5%
Insurance	3.7%
Pharmaceuticals	3.4%
Oil & Gas	3.3%
Retail	3.1%
REITS	2.9%
Diversified Financial Services	2.8%
Computers	2.5%
Healthcare-Products	2.1%
Electric	2.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 1, 2024, T. Rowe Price International Ltd was engaged as sub-subadviser to the Portfolio. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C465 (03/25)

SunAmerica Series Trust
SA T. Rowe Price
VCP Balanced
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA T. Rowe Price VCP Balanced Portfolio (Class 3)*	$115	1.07%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 15.81% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 14.04% for the Blended Index (the "Performance Index") comprised of 45.5% S&P 500® Index; 19.5% MSCI EAFE Index (net); 35% Bloomberg U.S. Aggregate Bond Index. Over the trailing 12 months, U.S. equities outperformed stocks within global developed markets. U.S. investment grade bonds generated positive returns for the year, but underperformed equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Security selection in the following asset classes: U.S. large-cap growth equities; U.S. large-cap core equities; non-U.S. equities
For the fixed income segment of the fund  | Allocations in the following sectors: high yield. Security selection in the following sectors: investment grade credit
Asset Allocation  | tactical
Allocation in the following strategies  | equity and fixed income futures to manage Portfolio volatility
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following asset classes: U.S. large-cap growth equities; real assets equities
Allocation in the following strategies  | equity put options used to manage downside risk
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 1/25/2016
SA T. Rowe Price VCP Balanced Portfolio (Class 3)	15.81%	6.11%	7.63%
S&P 500® Index	26.38%	15.17%	15.67%
45.5% S&P 500® Index; 19.5% MSCI EAFE Index (net); 35% Bloomberg U.S. Aggregate Bond Index	14.04%	8.02%	9.18%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,439M
Total number of portfolio holdings	1,658
Total net advisory fee paid	$11.3M
Portfolio turnover rate during the reporting period	34%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	14.8%
Short-Term Investments	10.1%
Internet	5.9%
Semiconductors	5.2%
Banks	5.1%
Software	4.5%
Insurance	3.7%
Pharmaceuticals	3.4%
Oil & Gas	3.3%
Retail	3.1%
REITS	2.9%
Diversified Financial Services	2.8%
Computers	2.5%
Healthcare-Products	2.1%
Electric	2.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 1, 2024, T. Rowe Price International Ltd was engaged as sub-subadviser to the Portfolio. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C598 (03/25)

SunAmerica Series Trust
SA VCP
Dynamic
Allocation
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Dynamic Allocation Portfolio (Class 1)*	$27	0.25%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio consists of two components: a Fund-of-Funds component representing a combination of underlying Seasons Series Trust, and SunAmerica Series Trust portfolios, and an Overlay component which invests in cash, Treasuries and derivatives, to manage the Portfolio’s net equity exposure and generate income.
The Class 1 shares posted a return of 15.77% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 16.17% for the Blended Index (the "Performance Index") comprised of 60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index. Over the period, U.S. equities outperformed international developed and emerging markets equities. The bond market witnessed positive returns over the last 12 months despite elevated inflation expectations pushing interest rates higher.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | Allocations in the following asset classes: large cap growth equities; high-yield bonds; ultra-short bonds; corporate bonds. Allocations to the following funds: SA Wellington Capital Appreciation Portfolio; SA Franklin BW U.S. Large Cap Value Portfolio; SA Multi-Managed Large Cap Growth Portfolio
AllianceBernstein, L.P.  | Allocation in the following strategies: equity futures used to manage Portfolio volatility; equity futures used to hedge the equity put options used to manage downside risk
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | Allocations in the following asset classes: large cap value equities; international equities; small cap equities; real estate equities. Allocations to the following funds: SA AB Growth Portfolio; SA MFS Massachusetts Investors Trust Portfolio; SA JPMorgan Mid-Cap Growth Portfolio. Asset allocation: tactical
AllianceBernstein, L.P.  | Allocation in the following strategies: equity put options used to manage downside risk; U.S. Treasuries used to manage Portfolio volatility
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 9/26/2016
SA VCP Dynamic Allocation Portfolio (Class 1)	15.77%	6.37%	7.72%
S&P 500® Index	26.38%	15.17%	15.06%
60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index	16.17%	8.91%	9.48%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$8,127M
Total number of portfolio holdings	68
Total net advisory fee paid	$17.2M
Portfolio turnover rate during the reporting period	16%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C580 (03/25)

SunAmerica Series Trust
SA VCP
Dynamic
Allocation
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Dynamic Allocation Portfolio (Class 3)*	$54	0.50%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio consists of two components: a Fund-of-Funds component representing a combination of underlying Seasons Series Trust, and SunAmerica Series Trust portfolios, and an Overlay component which invests in cash, Treasuries and derivatives, to manage the Portfolio’s net equity exposure and generate income.
The Class 3 shares posted a return of 15.47% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 16.17% for the Blended Index (the "Performance Index") comprised of 60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index. Over the period, U.S. equities outperformed international developed and emerging markets equities. The bond market witnessed positive returns over the last 12 months despite elevated inflation expectations pushing interest rates higher.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | Allocations in the following asset classes: large cap growth equities; high-yield bonds; ultra-short bonds; corporate bonds. Allocations to the following funds: SA Wellington Capital Appreciation Portfolio; SA Franklin BW U.S. Large Cap Value Portfolio; SA Multi-Managed Large Cap Growth Portfolio
AllianceBernstein, L.P.  | Allocation in the following strategies: equity futures used to manage Portfolio volatility; equity futures used to hedge the equity put options used to manage downside risk
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | Allocations in the following asset classes: large cap value equities; international equities; small cap equities; real estate equities. Allocations to the following funds: SA AB Growth Portfolio; SA MFS Massachusetts Investors Trust Portfolio; SA JPMorgan Mid-Cap Growth Portfolio. Asset allocation: tactical
AllianceBernstein, L.P.  | Allocation in the following strategies: equity put options used to manage downside risk; U.S. Treasuries used to manage Portfolio volatility
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA VCP Dynamic Allocation Portfolio (Class 3)	15.47%	6.10%	6.15%
S&P 500® Index	26.38%	15.17%	13.76%
60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index	16.17%	8.91%	8.83%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$8,127M
Total number of portfolio holdings	68
Total net advisory fee paid	$17.2M
Portfolio turnover rate during the reporting period	16%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C697 (03/25)

SunAmerica Series Trust
SA VCP
Dynamic
Strategy
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Dynamic Strategy Portfolio (Class 1)*	$28	0.26%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio consists of two components: a Fund-of-Funds component representing a combination of underlying Seasons Series Trust, and SunAmerica Series Trust portfolios, and an Overlay component which invests in cash, Treasuries and derivatives, to manage the Portfolio’s net equity exposure and generate income.
The Class 1 shares posted a return of 15.14% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 16.17% for the Blended Index (the "Performance Index") comprised of 60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index. Over the period, U.S. equities outperformed international developed and emerging markets equities. The bond market witnessed positive returns over the last 12 months despite elevated inflation expectations pushing interest rates higher.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | Allocations in the following asset classes: large cap growth equities; corporate bonds; high-yield bonds; ultra-short bonds. Allocations to the following funds: SA Franklin BW U.S. Large Cap Value Portfolio; SA MFS Blue Chip Growth Portfolio; SA Franklin Systematic U.S. Large Cap Value Portfolio
AllianceBernstein, L.P.  | Allocation in the following strategies: equity futures used to manage Portfolio volatility; equity futures used to hedge the equity put options used to manage downside risk
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | Allocations in the following asset classes: large cap value equities; international equities; small cap equities. Allocations to the following funds: SA AB Growth Portfolio; SA MFS Massachusetts Investors Trust Portfolio; SA JPMorgan Mid-Cap Growth Portfolio. Asset allocation: tactical
AllianceBernstein, L.P.  | Allocation in the following strategies: equity put options used to manage downside risk; U.S. Treasuries used to manage Portfolio volatility
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 9/26/2016
SA VCP Dynamic Strategy Portfolio (Class 1)	15.14%	6.31%	7.39%
S&P 500® Index	26.38%	15.17%	15.06%
60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index	16.17%	8.91%	9.48%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$5,190M
Total number of portfolio holdings	67
Total net advisory fee paid	$11.5M
Portfolio turnover rate during the reporting period	18%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C572 (03/25)

SunAmerica Series Trust
SA VCP
Dynamic
Strategy
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Dynamic Strategy Portfolio (Class 3)*	$55	0.51%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio consists of two components: a Fund-of-Funds component representing a combination of underlying Seasons Series Trust, and SunAmerica Series Trust portfolios, and an Overlay component which invests in cash, Treasuries and derivatives, to manage the Portfolio’s net equity exposure and generate income.
The Class 3 shares posted a return of 14.93% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 16.17% for the Blended Index (the "Performance Index") comprised of 60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index. Over the period, U.S. equities outperformed international developed and emerging markets equities. The bond market witnessed positive returns over the last 12 months despite elevated inflation expectations pushing interest rates higher.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | Allocations in the following asset classes: large cap growth equities; corporate bonds; high-yield bonds; ultra-short bonds. Allocations to the following funds: SA Franklin BW U.S. Large Cap Value Portfolio; SA MFS Blue Chip Growth Portfolio; SA Franklin Systematic U.S. Large Cap Value Portfolio
AllianceBernstein, L.P.  | Allocation in the following strategies: equity futures used to manage Portfolio volatility; equity futures used to hedge the equity put options used to manage downside risk
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | Allocations in the following asset classes: large cap value equities; international equities; small cap equities. Allocations to the following funds: SA AB Growth Portfolio; SA MFS Massachusetts Investors Trust Portfolio; SA JPMorgan Mid-Cap Growth Portfolio. Asset allocation: tactical
AllianceBernstein, L.P.  | Allocation in the following strategies: equity put options used to manage downside risk; U.S. Treasuries used to manage Portfolio volatility
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA VCP Dynamic Strategy Portfolio (Class 3)	14.93%	6.05%	5.89%
S&P 500® Index	26.38%	15.17%	13.76%
60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index	16.17%	8.91%	8.83%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$5,190M
Total number of portfolio holdings	67
Total net advisory fee paid	$11.5M
Portfolio turnover rate during the reporting period	18%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C663 (03/25)

SunAmerica Series Trust
SA VCP Index
Allocation
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Index Allocation Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Index Allocation Portfolio (Class 1)*	$25	0.23%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio consists of two components: a Fund-of-funds component representing a combination of underlying index portfolios from the SunAmerica Series Trust and an Overlay component which invests in equity index and fixed income futures, currency forwards, and equity index put options. The Fund-of-funds component invests in equity and fixed income index portfolios, but actively manages its exposure to each underlying portfolio and between equities and fixed income.
The Class 1 shares posted a return of 18.81% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 16.00% for the Blended Index (the "Performance Index") comprised of 45% S&P 500® Index; 7.5% S&P MidCap 400® Index; 5% Russell 2000® Index; 12.5% MSCI EAFE Index (net); 15% Bloomberg U.S. Government/Credit Index; 15% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, U.S. equities outperformed international developed and emerging markets equities. The bond market witnessed positive returns over the last 12 months despite elevated inflation expectations pushing interest rates higher.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | Asset Allocation: tactical
T. Rowe Price Associates, Inc.  | Allocation in the following strategies: equity and fixed income futures used to manage Portfolio volatility
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | For the equity segment of the fund: underlying index portfolios trailed their benchmarks in aggregate after fees. For the fixed income segment of the fund: underlying index portfolios trailed their benchmarks in aggregate after fees
T. Rowe Price Associates, Inc.  | Allocation in the following strategies: equity put options used to manage downside risk
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/6/2017
SA VCP Index Allocation Portfolio (Class 1)	18.81%	7.47%	7.49%
S&P 500® Index	26.38%	15.17%	14.41%
45% S&P 500® Index; 7.5% S&P MidCap 400® Index; 5% Russell 2000® Index; 12.5% MSCI EAFE Index (net); 15% Bloomberg U.S. Government/Credit Index; 15% Bloomberg Intermediate U.S. Government/Credit Index	16.00%	9.16%	8.90%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$562M
Total number of portfolio holdings	20
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	7%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C358 (03/25)

SunAmerica Series Trust
SA VCP Index
Allocation
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Index Allocation Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Index Allocation Portfolio (Class 3)*	$52	0.48%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio consists of two components: a Fund-of-funds component representing a combination of underlying index portfolios from the SunAmerica Series Trust and an Overlay component which invests in equity index and fixed income futures, currency forwards, and equity index put options. The Fund-of-funds component invests in equity and fixed income index portfolios, but actively manages its exposure to each underlying portfolio and between equities and fixed income.
The Class 3 shares posted a return of 18.46% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 16.00% for the Blended Index (the "Performance Index") comprised of 45% S&P 500® Index; 7.5% S&P MidCap 400® Index; 5% Russell 2000® Index; 12.5% MSCI EAFE Index (net); 15% Bloomberg U.S. Government/Credit Index; 15% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, U.S. equities outperformed international developed and emerging markets equities. The bond market witnessed positive returns over the last 12 months despite elevated inflation expectations pushing interest rates higher.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | Asset Allocation: tactical
T. Rowe Price Associates, Inc.  | Allocation in the following strategies: equity and fixed income futures used to manage Portfolio volatility
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | For the equity segment of the fund: underlying index portfolios trailed their benchmarks in aggregate after fees. For the fixed income segment of the fund: underlying index portfolios trailed their benchmarks in aggregate after fees
T. Rowe Price Associates, Inc.  | Allocation in the following strategies: equity put options used to manage downside risk
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/6/2017
SA VCP Index Allocation Portfolio (Class 3)	18.46%	7.19%	7.23%
S&P 500® Index	26.38%	15.17%	14.41%
45% S&P 500® Index; 7.5% S&P MidCap 400® Index; 5% Russell 2000® Index; 12.5% MSCI EAFE Index (net); 15% Bloomberg U.S. Government/Credit Index; 15% Bloomberg Intermediate U.S. Government/Credit Index	16.00%	9.16%	8.90%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$562M
Total number of portfolio holdings	20
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	7%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704C341 (03/25)
|
SunAmerica Series Trust

(b) Not applicable.

Item 2. Code of Ethics.

Sunamerica Series Trust (the “registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the “Code”). There were no material amendments to the Code during the fiscal year ended January 31, 2025.  During the fiscal year ended January 31, 2025, there were no reportable waivers or implicit waivers to a provision of the Code that applies to the registrant’s Principal Executive and Principal Financial Officers (the “Covered Officers”).

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Tracey C. Doi, Jane Jelenko and Charles H. Self III each qualify as audit committee financial experts, as defined in Item 3(b) of Form N-CSR. Ms. Doi, Ms. Jelenko and Mr. Self III are considered “independent” for purposes of Item3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2025	2024
(a) Audit Fees	$2,301,907	$2,214,675
(b) Audit-Related Fees	$ 24,437	$0
(c) Tax Fees	$ 613,466	$523,499
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2025	2024
(b) Audit-Related Fees	$103,488	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$786,000	$376,167

All other fees are for professional services rendered by the registrant’s principal accountant for services associated with issuing a SSAE18 report and Third Party Assurance report.

(e) (1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entities controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provide ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the preapproval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter .

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provide ongoing services to the registrant for 2025 and 2024 were $1,527,391 and $1,219,666 respectively.

(h) Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provide ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included in Item 7 to the Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

SunAmerica Series Trust

Annual Financial Statements and Other Information
January 31, 2025

SunAmerica Series Trust
Annual Financial Statements and Other Information January 31, 2025

SunAmerica Series Trust
Annual Financial Statements and Other Information January 31, 2025

SunAmerica Series Trust SA AB Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.4%
Apparel — 0.7%
On Holding AG, Class A†	206,210	$ 12,347,855
Auto Manufacturers — 0.7%
Ferrari NV	29,470	12,628,484
Beverages — 2.1%
Celsius Holdings, Inc.†	234,214	5,850,666
Monster Beverage Corp.†	660,459	32,170,958
		38,021,624
Biotechnology — 1.4%
Genmab A/S ADR†	273,260	5,375,024
Vertex Pharmaceuticals, Inc.†	42,627	19,680,034
		25,055,058
Building Materials — 0.7%
Trex Co., Inc.†	184,751	13,455,415
Chemicals — 1.3%
Sherwin-Williams Co.	68,985	24,707,668
Commercial Services — 2.1%
United Rentals, Inc.	18,815	14,262,899
Verisk Analytics, Inc.	86,867	24,969,050
		39,231,949
Distribution/Wholesale — 2.0%
Copart, Inc.†	635,464	36,812,429
Diversified Financial Services — 6.2%
Cboe Global Markets, Inc.	120,468	24,615,227
Visa, Inc., Class A	259,673	88,756,231
		113,371,458
Electronics — 0.7%
Mettler-Toledo International, Inc.†	8,996	12,274,502
Healthcare-Products — 3.7%
ABIOMED, Inc. CVR†(1)	29,276	68,432
Intuitive Surgical, Inc.†	63,275	36,185,707
Waters Corp.†	39,260	16,311,745
West Pharmaceutical Services, Inc.	42,445	14,497,090
		67,062,974
Healthcare-Services — 1.4%
UnitedHealth Group, Inc.	47,468	25,750,915
Internet — 24.5%
Alphabet, Inc., Class C	522,728	107,472,877
Amazon.com, Inc.†	542,850	129,024,588
Meta Platforms, Inc., Class A	163,532	112,702,984
Netflix, Inc.†	83,064	81,133,592
Reddit, Inc., Class A†	56,893	11,352,998
Shopify, Inc., Class A†	73,526	8,587,837
		450,274,876
Machinery-Diversified — 1.3%
Otis Worldwide Corp.	242,898	23,177,327
Security Description	Shares or Principal Amount	Value

Miscellaneous Manufacturing — 0.6%
Axon Enterprise, Inc.†	17,490	$ 11,406,628
Pharmaceuticals — 3.6%
Eli Lilly & Co.	59,786	48,491,229
Zoetis, Inc.	102,163	17,459,657
		65,950,886
Retail — 10.8%
Chipotle Mexican Grill, Inc.†	532,489	31,070,733
Costco Wholesale Corp.	63,326	62,051,881
Home Depot, Inc.	123,736	50,976,758
Lululemon Athletica, Inc.†	70,476	29,191,159
Tractor Supply Co.	447,545	24,328,546
		197,619,077
Semiconductors — 18.5%
Applied Materials, Inc.	110,275	19,888,096
ASML Holding NV	12,044	8,904,250
Astera Labs, Inc.†	92,245	9,355,488
Broadcom, Inc.	298,369	66,020,109
NVIDIA Corp.	1,263,974	151,765,358
QUALCOMM, Inc.	153,574	26,557,552
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	113,248	23,705,071
Texas Instruments, Inc.	184,737	34,104,297
		340,300,221
Software — 13.0%
AppLovin Corp., Class A†	52,901	19,551,681
Cadence Design Systems, Inc.†	43,611	12,979,506
Manhattan Associates, Inc.†	53,111	11,078,423
Microsoft Corp.	344,383	142,939,608
ServiceNow, Inc.†	17,873	18,201,506
Synopsys, Inc.†	23,547	12,373,477
Veeva Systems, Inc., Class A†	88,345	20,607,355
		237,731,556
Telecommunications — 3.2%
Arista Networks, Inc.†	318,789	36,734,057
Motorola Solutions, Inc.	48,297	22,663,367
		59,397,424
Transportation — 0.9%
Saia, Inc.†	34,816	16,715,510
TOTAL INVESTMENTS (cost $1,097,306,820)(2)	99.4%	1,823,293,836
Other assets less liabilities	0.6	10,902,080
NET ASSETS	100.0%	$1,834,195,916
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
CVR—Contingent Value Rights

SunAmerica Series Trust SA AB Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Healthcare-Products	$66,994,542	$—	$68,432	$67,062,974
Other Industries	1,756,230,862	—	—	1,756,230,862
Total Investments at Value	$1,823,225,404	$—	$68,432	$1,823,293,836
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.7%
Apparel — 3.9%
Crocs, Inc.†	55,058	$ 5,619,770
PVH Corp.	50,659	4,539,046
Tapestry, Inc.	130,455	9,515,388
		19,674,204
Auto Parts & Equipment — 2.4%
Adient PLC†	312,211	5,441,838
BorgWarner, Inc.	211,500	6,746,850
		12,188,688
Banks — 12.0%
BankUnited, Inc.	134,883	5,545,040
Comerica, Inc.	96,541	6,499,140
First BanCorp.	295,389	6,132,276
First Citizens BancShares, Inc., Class A	3,318	7,315,161
First Hawaiian, Inc.	248,281	6,857,521
Texas Capital Bancshares, Inc.†	61,310	4,840,425
Walker & Dunlop, Inc.	48,588	4,667,849
Webster Financial Corp.	105,396	6,349,055
Wintrust Financial Corp.	53,220	6,961,708
Zions Bancorp NA	99,832	5,776,280
		60,944,455
Building Materials — 0.6%
Builders FirstSource, Inc.†	18,346	3,068,919
Chemicals — 1.7%
Avient Corp.	138,639	5,947,613
Element Solutions, Inc.	105,525	2,723,600
		8,671,213
Commercial Services — 5.4%
ABM Industries, Inc.	119,630	6,383,457
ADT, Inc.	847,238	6,506,788
AMN Healthcare Services, Inc.†	69,090	1,901,357
Robert Half, Inc.	87,353	5,659,601
WillScot Holdings Corp.†	180,440	6,687,106
		27,138,309
Computers — 3.7%
Lumentum Holdings, Inc.†	81,640	6,944,298
NCR Atleos Corp.†	214,061	6,819,984
WNS Holdings, Ltd.†	76,936	4,712,330
		18,476,612
Distribution/Wholesale — 1.3%
Core & Main, Inc., Class A†	112,180	6,331,439
Diversified Financial Services — 4.0%
Cboe Global Markets, Inc.	32,650	6,671,375
Invesco, Ltd.	394,440	7,585,081
Stifel Financial Corp.	53,485	6,196,237
		20,452,693
Electric — 2.8%
IDACORP, Inc.	61,009	6,707,329
TXNM Energy, Inc.	155,080	7,498,118
		14,205,447
Electrical Components & Equipment — 0.9%
Belden, Inc.	40,324	4,696,536
Security Description	Shares or Principal Amount	Value

Electronics — 2.4%
Avnet, Inc.	90,271	$ 4,663,400
TD SYNNEX Corp.	53,810	7,668,463
		12,331,863
Engineering & Construction — 2.5%
Fluor Corp.†	133,104	6,416,944
MasTec, Inc.†	44,178	6,409,786
		12,826,730
Environmental Control — 1.5%
Pentair PLC	73,991	7,671,387
Food — 1.3%
Nomad Foods, Ltd.	355,900	6,356,374
Hand/Machine Tools — 1.2%
Regal Rexnord Corp.	39,313	6,240,152
Healthcare-Products — 2.9%
Avantor, Inc.†	291,375	6,491,835
Integra LifeSciences Holdings Corp.†	130,594	3,408,503
Teleflex, Inc.	27,270	4,915,145
		14,815,483
Healthcare-Services — 3.6%
Encompass Health Corp.	78,502	7,792,893
ICON PLC†	32,310	6,432,275
Pediatrix Medical Group, Inc. †	273,812	3,827,892
		18,053,060
Home Builders — 0.8%
Taylor Morrison Home Corp.†	61,941	3,992,717
Home Furnishings — 1.0%
MillerKnoll, Inc.	234,456	5,261,193
Insurance — 3.2%
American Financial Group, Inc.	51,170	6,987,775
Hanover Insurance Group, Inc.	40,643	6,222,037
Kemper Corp.	43,648	2,932,273
		16,142,085
Internet — 3.7%
Criteo SA ADR†	131,729	5,004,385
F5, Inc.†	32,820	9,756,073
Gen Digital, Inc.	143,556	3,863,092
		18,623,550
Leisure Time — 1.0%
Brunswick Corp.	77,360	5,217,158
Machinery-Construction & Mining — 1.4%
Oshkosh Corp.	61,520	7,160,928
Machinery-Diversified — 3.8%
CNH Industrial NV	399,620	5,147,105
Gates Industrial Corp. PLC†	291,274	6,026,459
Middleby Corp.†	46,842	8,016,540
		19,190,104
Media — 0.9%
Nexstar Media Group, Inc.	28,569	4,377,342
Mining — 1.4%
Cameco Corp.	141,632	7,002,286
Miscellaneous Manufacturing — 1.4%
JBT Marel Corp.	52,280	6,953,240

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas — 3.8%
HF Sinclair Corp.	50,514	$ 1,822,545
Magnolia Oil & Gas Corp., Class A	230,479	5,462,352
Matador Resources Co.	114,882	6,663,156
Northern Oil & Gas, Inc.	147,711	5,310,211
		19,258,264
Packaging & Containers — 1.5%
Graphic Packaging Holding Co.	270,300	7,414,329
Real Estate — 1.6%
Jones Lang LaSalle, Inc.†	28,590	8,085,252
REITS — 6.3%
Broadstone Net Lease, Inc.	176,660	2,780,628
COPT Defense Properties	212,520	6,256,589
CubeSmart	70,374	2,934,596
First Industrial Realty Trust, Inc.	86,223	4,603,446
Independence Realty Trust, Inc.	346,440	6,655,113
Ryman Hospitality Properties, Inc.	36,924	3,871,112
STAG Industrial, Inc.	144,185	4,928,243
		32,029,727
Retail — 6.5%
AutoNation, Inc.†	37,998	7,164,523
Bath & Body Works, Inc.	195,185	7,340,908
BJ's Wholesale Club Holdings, Inc.†	88,150	8,731,258
Dine Brands Global, Inc.	76,447	2,322,460
Group 1 Automotive, Inc.	16,654	7,602,384
		33,161,533
Security Description	Shares or Principal Amount	Value

Semiconductors — 2.1%
Amkor Technology, Inc.	190,080	$ 4,677,869
FormFactor, Inc.†	149,657	5,993,763
		10,671,632
Software — 1.6%
ACI Worldwide, Inc.†	91,882	4,920,281
CommVault Systems, Inc.†	18,659	2,971,632
		7,891,913
Telecommunications — 0.8%
Calix, Inc.†	105,747	4,196,041
Transportation — 2.8%
ArcBest Corp.	62,071	5,934,608
C.H. Robinson Worldwide, Inc.	80,595	8,018,397
		13,953,005
TOTAL INVESTMENTS (cost $460,764,871)(1)	99.7%	504,725,863
Other assets less liabilities	0.3	1,660,640
NET ASSETS	100.0%	$506,386,503
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$504,725,863	$—	$—	$504,725,863
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA BlackRock Multi-Factor 70/30 Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES — 11.1%
Investment Companies — 11.1%
iShares U.S. Fixed Income Balanced Risk Systematic ETF(1) (cost $13,352,674)	138,310	$ 12,123,743
UNAFFILIATED INVESTMENT COMPANIES — 88.6%
iShares Core U.S. Aggregate Bond ETF	207,496	20,210,110
iShares MSCI EAFE Min Vol Factor ETF	83,825	6,104,137
iShares MSCI EAFE Small-Cap ETF	18,265	1,142,658
iShares MSCI International Momentum Factor ETF	140,336	5,502,575
iShares MSCI International Quality Factor ETF	175,928	6,840,081
iShares MSCI International Value Factor ETF	46,144	1,299,415
iShares MSCI USA Min Vol Factor ETF	160,056	14,717,149
iShares MSCI USA Momentum Factor ETF	64,784	14,196,118
iShares MSCI USA Quality Factor ETF	107,865	19,778,126
iShares MSCI USA Size Factor ETF	27,062	4,173,502
iShares MSCI USA Value Factor ETF	22,926	2,521,860
Total Unaffiliated Investment Companies (cost $85,755,407)		96,485,731
Total Long-Term Investment Securities (cost $99,108,081)		108,609,474
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.4%
Unaffiliated Investment Companies — 0.4%
State Street Institutional Treasury Money Market Fund, Premier Class 4.29%(2) (cost $498,160)	498,160	$ 498,160
TOTAL INVESTMENTS (cost $99,606,241)(3)	100.1%	109,107,634
Other assets less liabilities	(0.1)	(143,508)
NET ASSETS	100.0%	$108,964,126
(1)	Security represents an investment in an affiliated company (see Note 8)
(2)	The rate shown is the 7-day yield as of January 31, 2025.
(3)	See Note 4 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$12,123,743	$—	$—	$12,123,743
Unaffiliated Investment Companies	96,485,731	—	—	96,485,731
Short-Term Investments	498,160	—	—	498,160
Total Investments at Value	$109,107,634	$—	$—	$109,107,634
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 46.4%
Australia — 1.3%
AGL Energy, Ltd.	40,605	$ 290,878
Aristocrat Leisure, Ltd.	10,145	475,034
BHP Group, Ltd. (ASX)	59,004	1,452,197
Brambles, Ltd.	5,057	62,082
Cochlear, Ltd.	1,113	220,413
Commonwealth Bank of Australia	8,908	884,561
Computershare, Ltd.	14,709	321,205
CSL, Ltd.	4,233	736,227
Evolution Mining, Ltd.	19,423	68,164
Goodman Group	1,195	27,120
GPT Group	17,287	49,461
Insurance Australia Group, Ltd.	16,641	95,070
JB Hi-Fi, Ltd.	1,937	121,710
Macquarie Group, Ltd.	3,039	453,721
Medibank Private, Ltd.	20,386	50,558
Northern Star Resources, Ltd.	64,233	685,915
Origin Energy, Ltd.	1,723	11,152
Pro Medicus, Ltd.	1,219	209,415
Qantas Airways, Ltd.†	20,178	117,712
QBE Insurance Group, Ltd.	6,848	88,998
REA Group, Ltd.	2,739	422,529
Rio Tinto, Ltd.	4,223	307,933
Santos, Ltd.	7,585	32,990
Scentre Group	105,633	240,422
Sonic Healthcare, Ltd.	1,171	20,713
South32, Ltd.	71,191	148,374
Stockland	7,507	23,944
Technology One, Ltd.	4,869	93,056
Telstra Group, Ltd.	76,229	186,727
Transurban Group	6,502	53,929
Wesfarmers, Ltd.	11,528	546,339
Westpac Banking Corp.	1,153	24,079
WiseTech Global, Ltd.	235	17,844
Worley, Ltd.	10,409	93,086
		8,633,558
Austria — 0.0%
OMV AG	2,904	119,879
Belgium — 0.1%
Groupe Bruxelles Lambert NV	2,171	150,990
KBC Group NV	3,040	233,441
Sofina SA	94	23,428
		407,859
Bermuda — 0.1%
Aegon, Ltd.	28,748	187,423
Invesco, Ltd.	11,265	216,626
		404,049
Canada — 0.0%
Waste Connections, Inc.	247	45,391
Denmark — 0.4%
AP Moller-Maersk A/S, Series B	200	295,507
Danske Bank A/S	263	7,858
Genmab A/S†	1,167	229,906
Novo Nordisk A/S, Class B	24,825	2,095,709
Pandora A/S	57	11,023
Vestas Wind Systems A/S†	15,066	205,648
		2,845,651
Finland — 0.2%
Kesko Oyj, Class B	2,106	40,364
Security Description	Shares or Principal Amount	Value

Finland (continued)
Nokia Oyj	55,068	$ 258,196
Nordea Bank Abp	51,986	616,430
Wartsila OYJ Abp	10,476	197,070
		1,112,060
France — 2.2%
Aeroports de Paris SA	557	63,457
Air Liquide SA	2,340	408,010
Alstom SA†	585	11,553
Amundi SA*	2,351	165,086
Arkema SA	99	7,891
AXA SA	32,279	1,224,262
BNP Paribas SA	22,425	1,528,314
Bouygues SA	525	16,641
Bureau Veritas SA	7,140	223,035
Capgemini SE	2,451	446,743
Carrefour SA	10,447	148,261
Cie de Saint-Gobain SA	429	40,074
Cie Generale des Etablissements Michelin SCA	4,453	154,392
Credit Agricole SA	37,707	568,035
Danone SA	16,625	1,163,205
Dassault Aviation SA	149	33,635
Dassault Systemes SE	1,133	44,079
Edenred SE	341	11,738
Eiffage SA	2,832	252,922
Engie SA	59,866	987,072
EssilorLuxottica SA	367	100,924
Gaztransport Et Technigaz SA	229	35,062
Gecina SA	1,302	126,888
Getlink SE	1,510	24,191
Hermes International S.C.A.	103	288,353
Ipsen SA	388	47,908
Kering SA	336	87,102
Legrand SA	3,058	313,103
L'Oreal SA	773	285,353
LVMH Moet Hennessy Louis Vuitton SE	2,033	1,464,808
Publicis Groupe SA	4,105	435,134
Rexel SA	1,543	40,841
Safran SA	1,841	457,416
Sanofi SA	9,683	1,050,319
Sartorius Stedim Biotech	63	14,481
Schneider Electric SE	5,391	1,363,226
Societe Generale SA	753	24,371
SPIE SA	3	100
Thales SA	95	15,372
TotalEnergies SE	2,785	161,769
Valeo SE	14,135	159,496
Veolia Environnement SA	20,958	597,298
Vinci SA	1,978	213,430
		14,805,350
Germany — 2.1%
adidas AG	4,886	1,290,423
Allianz SE	5,951	1,939,487
Continental AG	1,241	88,409
Deutsche Bank AG	23,449	460,499
Deutsche Boerse AG	287	70,927
Deutsche Pfandbriefbank AG*†	6	34
Deutsche Telekom AG	84,063	2,819,304
E.ON SE	60,336	714,862
Evonik Industries AG	18,077	339,661
Fresenius Medical Care AG	3,586	178,693
Fresenius SE & Co. KGaA†	8,831	338,671

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
GEA Group AG	3,045	$ 161,162
Hannover Rueck SE	512	135,122
Henkel AG & Co. KGaA	1,632	126,054
Henkel AG & Co. KGaA (Preference Shares)	3,597	314,510
Hugo Boss AG	3,705	173,617
Infineon Technologies AG	4,806	159,267
Jenoptik AG	2	45
Knorr-Bremse AG	329	26,126
Merck KGaA	2,042	310,018
Rheinmetall AG	397	311,053
RWE AG	2,133	66,144
SAP SE	8,536	2,371,995
Scout24 SE*	250	24,306
Siemens AG	2,885	620,507
Siemens Energy AG†	3,800	228,055
Siemens Healthineers AG*	3,391	193,192
thyssenkrupp AG	4,908	24,458
Vonovia SE	2,920	89,679
Zalando SE*†	8,516	318,193
		13,894,473
Hong Kong — 0.4%
AIA Group, Ltd.	129,600	911,591
BOC Hong Kong Holdings, Ltd.	84,500	274,059
Budweiser Brewing Co. APAC, Ltd.*	45,400	41,415
CK Hutchison Holdings, Ltd.	8,000	40,210
CLP Holdings, Ltd.	20,500	170,391
Galaxy Entertainment Group, Ltd.	25,000	106,873
Hang Seng Bank, Ltd.	2,600	32,538
HKT Trust & HKT, Ltd.	19,000	23,362
Hong Kong Exchanges & Clearing, Ltd.	5,604	217,707
Link REIT	59,300	244,484
Sino Land Co., Ltd.	14,000	13,422
Sun Hung Kai Properties, Ltd.	6,500	58,270
Swire Pacific, Ltd., Class A	2,819	24,403
Techtronic Industries Co., Ltd.	4,000	53,727
WH Group, Ltd.*	172,000	134,159
Wharf Real Estate Investment Co., Ltd.	14,000	34,773
		2,381,384
Ireland — 1.2%
Accenture PLC, Class A	4,082	1,571,366
AIB Group PLC	14,023	82,683
Alkermes PLC†	3,777	119,089
Allegion PLC	926	122,908
Bank of Ireland Group PLC	891	8,834
Eaton Corp. PLC	3,238	1,057,013
Flutter Entertainment PLC†	149	39,779
James Hardie Industries PLC CDI†	3,035	102,287
Johnson Controls International PLC	788	61,464
Kerry Group PLC, Class A	1,041	106,751
Kingspan Group PLC	1,723	119,660
Medtronic PLC	17,274	1,568,825
Pentair PLC	742	76,931
STERIS PLC	945	208,514
TE Connectivity PLC	7,883	1,166,447
Trane Technologies PLC	4,263	1,546,403
		7,958,954
Israel — 0.2%
Bank Leumi Le-Israel BM	1,784	22,333
Check Point Software Technologies, Ltd.†	544	118,603
CyberArk Software, Ltd.†	863	320,156
Security Description	Shares or Principal Amount	Value

Israel (continued)
Nice, Ltd.†	910	$ 151,742
Teva Pharmaceutical Industries, Ltd. ADR†	2,088	37,020
Tower Semiconductor, Ltd.†	2,227	108,878
Wix.com, Ltd.†	2,974	710,459
		1,469,191
Italy — 0.6%
A2A SpA	44,769	105,641
Enel SpA	130,207	924,851
Eni SpA	2,443	34,431
FinecoBank Banca Fineco SpA	872	16,600
Generali	555	17,593
Intesa Sanpaolo SpA	339,499	1,474,088
Mediobanca Banca di Credito Finanziario SpA	17,217	280,924
Moncler SpA	6,862	431,308
Recordati Industria Chimica e Farmaceutica SpA	401	24,442
Snam SpA	3,570	16,491
Terna - Rete Elettrica Nazionale	2,556	21,089
UniCredit SpA	10,610	487,870
		3,835,328
Japan — 4.5%
Amada Co., Ltd.	19,400	199,780
ANA Holdings, Inc.	13,200	247,531
Asahi Kasei Corp.	28,700	194,678
Astellas Pharma, Inc.	21,000	204,476
Bandai Namco Holdings, Inc.	5,000	124,594
Canon, Inc.	6,900	222,231
Central Japan Railway Co.	6,700	124,469
Chubu Electric Power Co., Inc.	3,200	33,310
Daifuku Co., Ltd.	3,200	66,632
Dai-ichi Life Holdings, Inc.	8,500	232,235
Daiichi Sankyo Co., Ltd.	18,300	503,008
Daikin Industries, Ltd.	4,000	471,301
Daito Trust Construction Co., Ltd.	1,700	182,006
Daiwa House Industry Co., Ltd.	11,100	349,272
Daiwa Securities Group, Inc.	36,200	262,616
Denso Corp.	7,800	107,767
Dentsu Group, Inc.	600	13,925
FANUC Corp.	7,500	223,834
Fast Retailing Co., Ltd.	1,400	457,804
Fujitsu, Ltd.	21,700	419,632
GMO Payment Gateway, Inc.	800	42,351
Hankyu Hanshin Holdings, Inc.	900	22,883
Hitachi, Ltd.	46,200	1,165,661
Honda Motor Co., Ltd.	34,005	322,212
Hoya Corp.	600	80,662
Hulic Co., Ltd.	5,000	44,086
Inpex Corp.	9,000	108,296
J Front Retailing Co., Ltd.	4,500	62,952
Japan Airlines Co., Ltd.	5,000	82,235
Japan Post Bank Co., Ltd.	2,900	29,972
Kajima Corp.	900	16,001
KDDI Corp.	24,716	824,474
Keyence Corp.	1,400	603,787
Koito Manufacturing Co., Ltd.	11,400	149,622
Komatsu, Ltd.	12,000	367,927
Kubota Corp.	4,100	51,346
Kurita Water Industries, Ltd.	1,500	52,231
Kyocera Corp.	4,700	48,477
Kyowa Kirin Co., Ltd.	3,300	49,238
Lixil Corp.	2,700	30,431
LY Corp.	35,200	102,912

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Makita Corp.	4,500	$ 133,306
Marubeni Corp.	6,600	98,735
MISUMI Group, Inc.	1,600	25,615
Mitsubishi Chemical Group Corp.	15,300	78,052
Mitsubishi Corp.	18,200	290,772
Mitsubishi Electric Corp.	23,000	378,827
Mitsubishi Estate Co., Ltd.	25,400	369,125
Mitsubishi Heavy Industries, Ltd.	18,100	266,457
Mitsubishi UFJ Financial Group, Inc.	154,300	1,953,576
Mitsui Fudosan Co., Ltd.	67,600	610,312
Mizuho Financial Group, Inc.	24,570	675,961
MS&AD Insurance Group Holdings, Inc.	14,700	306,162
Murata Manufacturing Co., Ltd.	35,400	559,487
NEC Corp.	2,700	267,757
NIDEC Corp.	11,300	195,009
Nintendo Co., Ltd.	10,110	663,423
Nippon Telegraph & Telephone Corp.	241,100	237,087
Nitto Denko Corp.	6,730	119,145
Nomura Holdings, Inc.	141,700	923,548
Nomura Real Estate Holdings, Inc.	3,000	79,789
Nomura Research Institute, Ltd.	5,700	193,024
Obayashi Corp.	21,100	283,430
Obic Co., Ltd.	1,100	32,757
Ono Pharmaceutical Co., Ltd.	5,700	59,271
ORIX Corp.	1,800	38,049
Pan Pacific International Holdings Corp.	8,100	225,226
Panasonic Holdings Corp.	26,100	268,475
Recruit Holdings Co., Ltd.	19,300	1,349,308
Resona Holdings, Inc.	1,400	10,386
Santen Pharmaceutical Co., Ltd.	8,900	89,689
SBI Holdings, Inc.	600	17,322
Shionogi & Co., Ltd.	10,500	154,547
Skylark Holdings Co., Ltd.	5,200	82,287
SoftBank Corp.	505,800	651,489
SoftBank Group Corp.	10,600	649,208
Sompo Holdings, Inc.	3,200	89,083
Sony Group Corp.	70,700	1,559,115
Subaru Corp.	14,300	248,832
Sumitomo Chemical Co., Ltd.	66,700	144,014
Sumitomo Corp.	14,200	306,283
Sumitomo Electric Industries, Ltd.	3,200	59,630
Sumitomo Mitsui Financial Group, Inc.	50,200	1,242,098
Sumitomo Mitsui Trust Group, Inc.	17,700	440,899
Sumitomo Realty & Development Co., Ltd.	1,300	44,926
Suntory Beverage & Food, Ltd.	3,900	121,145
Suzuki Motor Corp.	5,600	66,718
Takeda Pharmaceutical Co., Ltd.	23,000	618,104
TDK Corp.	8,900	107,218
Terumo Corp.	24,000	450,950
Tokio Marine Holdings, Inc.	26,400	871,926
Tokyo Electron, Ltd.	5,600	950,773
Tokyo Tatemono Co., Ltd.	2,900	44,679
Toyota Motor Corp.	75,100	1,431,020
Toyota Tsusho Corp.	10,100	170,633
Unicharm Corp.	14,200	111,366
USS Co., Ltd.	6,000	53,798
		30,368,680
Jersey — 0.3%
Experian PLC	17,306	858,146
Security Description	Shares or Principal Amount	Value

Jersey (continued)
Glencore PLC	304,261	$ 1,320,870
WPP PLC	846	8,068
		2,187,084
Liberia — 0.0%
Royal Caribbean Cruises, Ltd.	180	47,988
Luxembourg — 0.2%
ArcelorMittal SA	2,345	58,185
Eurofins Scientific SE	297	15,896
SES SA FDR	4	13
Spotify Technology SA†	1,839	1,008,783
Tenaris SA	3,490	66,135
		1,149,012
Netherlands — 0.9%
Adyen NV*†	73	118,351
AerCap Holdings NV	968	92,541
Airbus SE	861	148,785
Argenx SE†	361	237,788
ASM International NV	56	32,194
ASML Holding NV	3,101	2,300,441
Euronext NV*	211	24,475
EXOR NV	337	31,972
Ferrari NV	818	352,034
Ferrovial SE	2,079	89,052
ING Groep NV	45,775	761,890
Just Eat Takeaway.com NV *†	5,368	64,965
Koninklijke Philips NV†	16,255	447,530
NN Group NV	3,207	147,392
Prosus NV	10,550	402,948
Stellantis NV	2,064	27,507
STMicroelectronics NV	11,174	251,480
Wolters Kluwer NV	3,296	599,596
		6,130,941
New Zealand — 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	2,840	60,132
Xero, Ltd.†	5,786	654,600
		714,732
Norway — 0.2%
Aker BP ASA	15,326	320,253
DNB Bank ASA	10,024	213,232
Equinor ASA	14,691	353,492
Kongsberg Gruppen ASA	542	64,339
Norsk Hydro ASA	9,056	53,159
Telenor ASA	14,884	181,952
Yara International ASA	1,915	57,141
		1,243,568
Panama — 0.0%
Carnival Corp.†	3,126	86,496
Singapore — 0.4%
DBS Group Holdings, Ltd.	27,210	892,311
Keppel, Ltd.	1,400	6,965
Sea, Ltd. ADR†	5,869	714,786
Singapore Telecommunications, Ltd.	222,200	543,094
United Overseas Bank, Ltd.	9,500	261,799
Yangzijiang Shipbuilding Holdings, Ltd.	87,800	196,777
		2,615,732
Spain — 0.5%
Acciona SA	225	25,403

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
ACS Actividades de Construccion y Servicios SA	1,778	$ 90,725
Aena SME SA*	552	118,956
Amadeus IT Group SA	1,163	85,494
Banco Bilbao Vizcaya Argentaria SA	73,879	841,639
Banco de Sabadell SA	3,154	7,439
Banco Santander SA	219,882	1,127,971
Bankinter SA	8,141	69,449
CaixaBank SA	3,853	23,393
Iberdrola SA	39,236	554,475
Iberdrola SA (Interim Shares)†	918	12,968
Industria de Diseno Textil SA	8,853	482,551
International Consolidated Airlines Group SA	46,503	194,585
Repsol SA	1,078	12,501
		3,647,549
Sweden — 0.5%
AddTech AB, Class B	3,771	109,713
Alfa Laval AB	10,460	465,489
Assa Abloy AB, Class B	12,657	386,267
Electrolux AB, Class B†	7,731	69,595
Essity AB, Class B	6,871	173,925
Evolution AB*	309	23,632
Fastighets AB Balder, Class B†	6,551	46,681
H & M Hennes & Mauritz AB, Class B	980	13,005
Investor AB, Class B	20,099	572,117
L E Lundbergforetagen AB, Class B	502	24,154
Saab AB, Class B	2,450	52,925
Securitas AB, Class B	2,839	36,080
Skanska AB, Class B	543	11,625
SKF AB, Class B	7,204	145,051
Svenska Handelsbanken AB, Class A	38,363	423,093
Swedbank AB, Class A	10,509	228,368
Telefonaktiebolaget LM Ericsson, Class B	76,994	580,248
Telia Co. AB	33,471	98,625
Trelleborg AB, Class B	3,559	133,589
		3,594,182
Switzerland — 2.1%
ABB, Ltd.	40,093	2,188,342
Baloise Holding AG	125	22,805
Belimo Holding AG	14	10,249
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	5	57,417
Cie Financiere Richemont SA, Class A	3,970	761,023
Coca-Cola HBC AG	549	19,128
DSM-Firmenich AG	6,605	675,725
Garmin, Ltd.	656	141,598
Givaudan SA	173	754,519
Holcim AG	9,526	957,489
Kuehne & Nagel International AG	1,128	256,736
Logitech International SA	4,255	424,253
Lonza Group AG	14	8,897
Nestle SA	19,440	1,652,944
Novartis AG	24,077	2,523,410
Roche Holding AG	7,841	2,462,118
Roche Holding AG (BR)	530	175,725
Schindler Holding AG (Participation Certificate)	33	9,532
SGS SA	1,948	188,928
UBS Group AG	8,787	310,254
Zurich Insurance Group AG	729	442,060
		14,043,152
Security Description	Shares or Principal Amount	Value

United Kingdom — 3.1%
3i Group PLC	1,908	$ 91,879
Anglo American PLC	1,350	39,742
Antofagasta PLC	847	18,056
Ashtead Group PLC	1,087	71,148
Associated British Foods PLC	6,287	147,854
AstraZeneca PLC	18,390	2,589,422
Aviva PLC	26,967	171,907
Babcock International Group PLC	6	40
BAE Systems PLC	63,551	961,699
Barclays PLC	83,246	304,661
Barratt Redrow PLC	2,336	13,079
Berkeley Group Holdings PLC	524	25,177
BP PLC	186,318	966,604
British American Tobacco PLC	22,885	906,595
British Land Co. PLC	40,861	189,757
Bunzl PLC	4,696	200,648
Carnival PLC†	1,579	39,624
Centrica PLC	128,549	227,115
Compass Group PLC	23,550	813,153
Diageo PLC	5,287	158,358
Drax Group PLC	3,359	25,870
Endeavour Mining PLC	4,046	81,901
GSK PLC	54,034	944,464
Haleon PLC	3,988	18,582
Hargreaves Lansdown PLC	943	12,892
HSBC Holdings PLC	50,757	529,473
IG Group Holdings PLC	11,645	146,793
Imperial Brands PLC	5,223	176,230
Informa PLC	76,377	817,113
International Game Technology PLC	1,410	23,998
Intertek Group PLC	5,745	362,723
J Sainsbury PLC	50,927	160,308
Johnson Matthey PLC	7,623	134,600
Land Securities Group PLC	1,578	11,403
Lloyds Banking Group PLC	33,560	25,767
London Stock Exchange Group PLC	567	84,450
M&G PLC	42,516	109,654
Marks & Spencer Group PLC	22,290	92,499
National Grid PLC	7,206	87,618
NatWest Group PLC	63,371	338,498
NMC Health PLC†(1)	128	0
Persimmon PLC	1,232	19,228
Phoenix Group Holdings PLC	7,357	47,469
Prudential PLC	59,107	494,180
Reckitt Benckiser Group PLC	864	56,928
RELX PLC	4,323	214,969
Rightmove PLC	11,895	98,605
Rio Tinto PLC	890	53,733
Rolls-Royce Holdings PLC†	92,833	695,429
Sage Group PLC	25,513	424,974
Schroders PLC	3,772	16,465
Segro PLC	2,260	20,057
Severn Trent PLC	440	13,761
Shell PLC	93,347	3,062,484
Smiths Group PLC	16,254	414,441
SSE PLC	2,146	43,326
Standard Chartered PLC	32,982	445,319
Taylor Wimpey PLC	7,217	10,684
TechnipFMC PLC	9,839	295,662
Tesco PLC	206,281	949,533
Unilever PLC	2,728	156,378
Unilever PLC	11,860	679,861

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
United Utilities Group PLC	11,457	$ 145,051
Vodafone Group PLC	155,462	132,668
		20,612,559
United States — 24.8%
3M Co.	3,414	519,611
Abbott Laboratories	4,534	580,035
AbbVie, Inc.	6,277	1,154,340
ABIOMED, Inc. CVR†(1)	79	185
Adobe, Inc.†	3,066	1,341,222
Advanced Micro Devices, Inc.†	4,985	578,011
AECOM	5,485	578,338
Agilent Technologies, Inc.	310	46,971
Allstate Corp.	1,218	234,258
Alphabet, Inc., Class A	21,781	4,443,760
Alphabet, Inc., Class C	16,255	3,342,028
Altria Group, Inc.	12,236	639,086
Amazon.com, Inc.†	34,073	8,098,471
American Express Co.	1,640	520,618
American Tower Corp.	539	99,688
Ameriprise Financial, Inc.	652	354,271
AMETEK, Inc.	676	124,763
Amgen, Inc.	1,899	542,013
Amphenol Corp., Class A	1,935	136,959
Analog Devices, Inc.	113	23,944
ANSYS, Inc.†	81	28,390
Apple, Inc.	51,666	12,193,176
Applied Materials, Inc.	7,627	1,375,529
AppLovin Corp., Class A†	25	9,240
Aramark	3,696	143,811
Arista Networks, Inc.†	1,948	224,468
AT&T, Inc.	11,976	284,190
Automatic Data Processing, Inc.	1,664	504,209
AvalonBay Communities, Inc.	126	27,910
Axon Enterprise, Inc.†	98	63,914
Ball Corp.	644	35,871
Bank of America Corp.	59,725	2,765,267
Becton Dickinson & Co.	2,554	632,370
Berkshire Hathaway, Inc., Class B†	2,294	1,075,129
Best Buy Co., Inc.	1,660	142,528
Biogen, Inc.†	154	22,165
BioMarin Pharmaceutical, Inc.†	573	36,305
Blackstone, Inc.	827	146,470
Boeing Co.†	924	163,104
Booking Holdings, Inc.	318	1,506,544
Booz Allen Hamilton Holding Corp.	918	118,422
BorgWarner, Inc.	5,419	172,866
Boston Scientific Corp.†	5,211	533,398
Bristol-Myers Squibb Co.	4,463	263,094
Broadcom, Inc.	14,462	3,200,007
Cadence Design Systems, Inc.†	51	15,179
Cardinal Health, Inc.	3,767	465,827
Carvana Co.†	154	38,112
Caterpillar, Inc.	1,440	534,874
Cboe Global Markets, Inc.	513	104,821
CBRE Group, Inc., Class A†	331	47,909
Centene Corp.†	3,141	201,118
Charles Schwab Corp.	11,857	980,811
Cheniere Energy, Inc.	1,268	283,588
Chevron Corp.	9,849	1,469,372
Chipotle Mexican Grill, Inc.†	4,806	280,430
Cigna Group	3,391	997,666
Security Description	Shares or Principal Amount	Value

United States (continued)
Cintas Corp.	4,912	$ 985,200
Cisco Systems, Inc.	7,368	446,501
Citigroup, Inc.	13,401	1,091,243
Citizens Financial Group, Inc.	1,641	78,062
CME Group, Inc.	6,101	1,443,009
Colgate-Palmolive Co.	14,353	1,244,405
Comcast Corp., Class A	6,003	202,061
Comfort Systems USA, Inc.	532	232,351
ConocoPhillips	2,253	222,664
Consolidated Edison, Inc.	540	50,620
Costco Wholesale Corp.	2,185	2,141,038
Crowdstrike Holdings, Inc., Class A†	247	98,323
Crown Castle, Inc.	102	9,107
Crown Holdings, Inc.	2,538	222,989
Curtiss-Wright Corp.	321	111,368
CVS Health Corp.	2,166	122,336
D.R. Horton, Inc.	1,232	174,821
Danaher Corp.	107	23,833
Deckers Outdoor Corp.†	196	34,763
Delta Air Lines, Inc.	3,989	268,340
Devon Energy Corp.	1,244	42,420
Dexcom, Inc.†	316	27,438
Digital Realty Trust, Inc.	596	97,661
Discover Financial Services	253	50,876
Donaldson Co., Inc.	2,222	158,184
DoorDash, Inc., Class A†	801	151,253
Dover Corp.	550	112,024
Dropbox, Inc., Class A†	3,562	114,518
DuPont de Nemours, Inc.	4,399	337,843
Ecolab, Inc.	1,346	336,756
Edison International	353	19,062
Elevance Health, Inc.	818	323,683
Eli Lilly & Co.	2,400	1,946,592
EMCOR Group, Inc.	920	412,215
Emerson Electric Co.	134	17,413
Encompass Health Corp.	1,358	134,809
EOG Resources, Inc.	4,332	544,922
Equifax, Inc.	148	40,667
Equity LifeStyle Properties, Inc.	1,017	66,563
Essex Property Trust, Inc.	793	225,664
Etsy, Inc.†	1,327	72,866
Exxon Mobil Corp.	4,474	477,957
Fair Isaac Corp.†	120	224,827
Fastenal Co.	615	45,043
Federal Realty Investment Trust	420	45,625
FedEx Corp.	273	72,309
Ferguson Enterprises, Inc.	1,559	282,366
Flowserve Corp.	2,751	172,268
Fortinet, Inc.†	5,086	513,076
Fox Corp., Class B	1,486	72,220
Freeport-McMoRan, Inc.	22,283	798,846
Gaming & Leisure Properties, Inc.	660	31,939
Gartner, Inc.†	306	166,106
General Dynamics Corp.	1,460	375,191
General Electric Co.	3,822	778,045
Gilead Sciences, Inc.	6,687	649,976
GoDaddy, Inc., Class A†	260	55,289
Goldman Sachs Group, Inc.	1,208	773,603
Guidewire Software, Inc.†	2,143	452,752
Halliburton Co.	6,182	160,856
Hartford Financial Services Group, Inc.	5,449	607,836
Hasbro, Inc.	3,152	182,312
HCA Healthcare, Inc.	3,562	1,175,139

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
HEICO Corp., Class A	796	$ 151,503
Hershey Co.	127	18,955
Hess Corp.	282	39,206
Home Depot, Inc.	3,805	1,567,584
Humana, Inc.	53	15,541
Huntington Bancshares, Inc.	1,129	19,419
Illinois Tool Works, Inc.	243	62,976
Incyte Corp.†	232	17,205
Ingredion, Inc.	2,157	294,301
Intel Corp.	22,418	435,582
Interactive Brokers Group, Inc., Class A	427	92,847
Intercontinental Exchange, Inc.	4,183	668,569
Interpublic Group of Cos., Inc.	165	4,731
Intuit, Inc.	502	301,958
Intuitive Surgical, Inc.†	209	119,523
Invitation Homes, Inc.	2,298	71,583
Ionis Pharmaceuticals, Inc.†	3,208	102,335
IQVIA Holdings, Inc.†	830	167,129
Iron Mountain, Inc.	1,896	192,577
Johnson & Johnson	6,874	1,045,879
JPMorgan Chase & Co.	6,711	1,793,850
Juniper Networks, Inc.	380	13,247
Kellanova	311	25,418
Keysight Technologies, Inc.†	242	43,161
Kirby Corp.†	226	24,668
KKR & Co., Inc.	846	141,341
KLA Corp.	1,097	809,849
Kroger Co.	719	44,319
L3Harris Technologies, Inc.	282	59,787
Lam Research Corp.	18,307	1,483,782
Leidos Holdings, Inc.	410	58,232
Lennar Corp., Class A	1,049	137,671
Liberty Media Corp.-Liberty Formula One, Class C†	303	28,997
Lockheed Martin Corp.	1,857	859,698
Lowe's Cos., Inc.	1,859	483,414
Lululemon Athletica, Inc.†	93	38,521
Manhattan Associates, Inc.†	351	73,215
Marathon Petroleum Corp.	5,253	765,415
Marsh & McLennan Cos., Inc.	1,770	383,878
Masco Corp.	843	66,833
MasTec, Inc.†	2,315	335,883
Mastercard, Inc., Class A	1,057	587,089
McDonald's Corp.	1,307	377,331
McKesson Corp.	278	165,340
MercadoLibre, Inc.†	101	194,141
Merck & Co., Inc.	6,048	597,663
Meta Platforms, Inc., Class A	6,940	4,782,909
Mettler-Toledo International, Inc.†	181	246,964
Micron Technology, Inc.	3,188	290,873
Microsoft Corp.	28,290	11,742,047
Millrose Properties, Inc.†	349	3,860
Molina Healthcare, Inc.†	950	294,889
Monolithic Power Systems, Inc.	54	34,418
Moody's Corp.	2,632	1,314,526
Morgan Stanley	17,386	2,406,744
Motorola Solutions, Inc.	3,391	1,591,227
MSCI, Inc.	63	37,596
Nasdaq, Inc.	3,401	280,038
Natera, Inc.†	731	129,329
NetApp, Inc.	4,712	575,335
Netflix, Inc.†	867	846,851
Neurocrine Biosciences, Inc.†	132	20,040
Security Description	Shares or Principal Amount	Value

United States (continued)
Newmont Corp.	23,517	$ 1,004,646
News Corp., Class B	129	4,083
NextEra Energy, Inc.	3,092	221,264
NIKE, Inc., Class B	928	71,363
Northrop Grumman Corp.	2,701	1,316,116
NOV, Inc.	2,919	42,180
Nucor Corp.	1,233	158,354
NVIDIA Corp.	91,165	10,946,182
NVR, Inc.†	52	416,841
ONEOK, Inc.	790	76,764
Oracle Corp.	4,608	783,636
Packaging Corp. of America	129	27,433
Palantir Technologies, Inc., Class A†	2,117	174,631
Palo Alto Networks, Inc.†	438	80,776
Parker-Hannifin Corp.	1,640	1,159,562
PayPal Holdings, Inc.†	791	70,067
Pfizer, Inc.	28,246	749,084
Philip Morris International, Inc.	4,359	567,542
Phillips 66	434	51,156
PNC Financial Services Group, Inc.	4,851	974,808
Procter & Gamble Co.	9,357	1,553,168
Progressive Corp.	4,309	1,061,910
Prologis, Inc.	571	68,092
Public Storage	426	127,152
PulteGroup, Inc.	786	89,431
QUALCOMM, Inc.	8,079	1,397,101
Qualys, Inc.†	725	101,072
Regeneron Pharmaceuticals, Inc.†	323	217,373
Reinsurance Group of America, Inc.	1,598	364,120
Republic Services, Inc.	1,258	272,822
ResMed, Inc.	1,686	398,199
Rollins, Inc.	1,170	57,915
Royal Gold, Inc.	564	78,858
RTX Corp.	6,683	861,773
S&P Global, Inc.	2,631	1,371,830
Salesforce, Inc.	1,417	484,189
ServiceNow, Inc.†	1,372	1,397,217
Simon Property Group, Inc.	6,356	1,105,054
Southern Co.	735	61,703
Starbucks Corp.	489	52,656
State Street Corp.	2,542	258,318
Stryker Corp.	1,758	687,888
Targa Resources Corp.	228	44,870
Target Corp.	516	71,162
Taylor Morrison Home Corp.†	1,603	103,329
Teleflex, Inc.	122	21,989
Tenet Healthcare Corp.†	1,944	273,890
Tesla, Inc.†	7,511	3,038,951
Texas Instruments, Inc.	994	183,502
Thermo Fisher Scientific, Inc.	296	176,934
TJX Cos., Inc.	6,597	823,240
Toll Brothers, Inc.	1,762	239,297
TransDigm Group, Inc.	97	131,274
Travelers Cos., Inc.	3,298	808,604
Truist Financial Corp.	6,940	330,483
Twilio, Inc., Class A†	92	13,485
Tyler Technologies, Inc.†	42	25,269
Tyson Foods, Inc., Class A	7,076	399,723
Uber Technologies, Inc.†	3,517	235,111
Union Pacific Corp.	1,794	444,535
United Airlines Holdings, Inc.†	913	96,632
United Parcel Service, Inc., Class B	4,784	546,476
United Rentals, Inc.	424	321,417

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
United Therapeutics Corp.†	151	$ 53,027
UnitedHealth Group, Inc.	4,212	2,284,968
Universal Health Services, Inc., Class B	1,492	281,332
US Bancorp	2,521	120,453
Valero Energy Corp.	1,969	261,877
Veralto Corp.	309	31,948
VeriSign, Inc.†	455	97,825
Verisk Analytics, Inc.	2,449	703,941
Verizon Communications, Inc.	16,115	634,770
Vertex Pharmaceuticals, Inc.†	306	141,274
VICI Properties, Inc.	4,634	137,954
Visa, Inc., Class A	5,997	2,049,775
Walgreens Boots Alliance, Inc.	213	2,190
Walmart, Inc.	18,510	1,816,942
Walt Disney Co.	620	70,097
Waste Management, Inc.	4,934	1,086,763
Westinghouse Air Brake Technologies Corp.	2,684	558,057
Williams Cos., Inc.	2,721	150,825
Workday, Inc., Class A†	363	95,128
WW Grainger, Inc.	53	56,321
Yum! Brands, Inc.	62	8,091
Zebra Technologies Corp., Class A†	306	119,934
Zoetis, Inc.	693	118,434
		166,752,920
Total Common Stocks (cost $275,298,349)		311,107,722
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 44.1%
United States — 44.1%
United States Treasury Notes
2.75%, 08/15/2032	$26,595,600	23,692,940
3.38%, 05/15/2033	65,105,100	60,049,282
3.50%, 02/15/2033	50,414,900	47,059,158
3.88%, 08/15/2033 to 08/15/2034	48,038,500	45,760,038
4.00%, 02/15/2034	16,732,400	16,076,176
4.13%, 11/15/2032	22,124,700	21,636,401
4.25%, 11/15/2034	45,365,200	44,309,041
4.38%, 05/15/2034	14,493,800	14,317,157
4.50%, 11/15/2033	23,005,200	22,973,748
Total U.S. Government & Agency Obligations (cost $303,798,297)		295,873,941
PURCHASED OPTIONS† — 0.1%
Purchased Options - Puts — 0.1%
Exchange - traded put option on the S&P 500 Index (Expiration Date: 04/17/2025; Strike Price: $5,075.00) (cost $2,378,116)	585	938,925
Security Description	Shares or Principal Amount	Value
RIGHTS — 0.0%
Spain — 0.0%
ACS Actividades de Construccion y Servicios SA Expires 02/07/2025, Strike Price EUR 0.45† (cost $841)	1,778	$ 878
Total Long-Term Investment Securities (cost $581,475,603)		607,921,466
SHORT-TERM INVESTMENTS — 9.1%
U.S. Government — 3.0%
United States Treasury Bills
4.25%, 03/04/2025	$10,231,800	10,196,748
4.27%, 02/04/2025	10,188,600	10,187,409
		20,384,157
Unaffiliated Investment Companies — 6.1%
State Street Institutional Treasury Money Market Fund, Premier Class 4.29%(2)	40,654,998	40,654,998
Total Short-Term Investments (cost $61,037,955)		61,039,155
TOTAL INVESTMENTS (cost $642,513,558)(3)	99.7%	668,960,621
Other assets less liabilities	0.3	1,991,562
NET ASSETS	100.0%	$670,952,183
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA BlackRock VCP Global Multi Asset Portfolio has no right to demand registration of these securities. At January 31, 2025, the aggregate value of these securities was $1,226,764 representing 0.2% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	The rate shown is the 7-day yield as of January 31, 2025.
(3)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BR—Bearer Shares
CDI—CHESS Depositary Interest
CVR—Contingent Value Rights
EUR—Euro Currency
FDR—Fiduciary Depositary Receipt

Equity Swaps
Counterparty (OTC)/ Centrally Cleared	Pay/ Receive	Underlying Reference	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Citibank, N.A.	Pay	Russell 1000 Value Index	Less than 1-Month SOFR + 0.780%	Quarterly	10/06/2025	$6,539,471	$—	$257,555	$257,555
SOFR—Secured Overnight Financing Rate

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
147	Long	Euro-BUND	March 2025	$20,072,066	$20,209,016	$ 136,950
424	Long	MSCI EAFE Index	March 2025	49,731,238	50,254,600	523,362
233	Long	S&P 500 E-Mini Index	March 2025	70,170,813	70,683,462	512,649
38	Long	TOPIX Index	March 2025	6,723,208	6,838,260	115,052
241	Short	U.S. Treasury 10 Year Notes	March 2025	26,295,403	26,231,344	64,059
284	Short	U.S. Treasury Ultra Bonds	March 2025	34,538,838	33,645,125	893,713
						$2,245,785
						Unrealized (Depreciation)
62	Short	NASDAQ 100 E-Mini Index	March 2025	$26,564,359	$26,770,671	$ (206,312)
		Net Unrealized Appreciation (Depreciation)				$2,039,473
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	AUD	530,000	USD	342,596	03/19/2025	$ 13,034	$ —
	USD	286	AUD	442	03/19/2025	—	(11)
	USD	499,379	EUR	473,000	03/19/2025	—	(7,694)
	USD	253,372	JPY	39,732,000	03/19/2025	4,070	—
						17,104	(7,705)
Citibank, N.A.	SEK	1,202,000	USD	110,881	03/19/2025	2,193	—
Goldman Sachs International	NZD	6,000	USD	3,533	03/19/2025	146	—
	USD	405,433	CHF	352,000	03/19/2025	—	(17,055)
	USD	86,388	NOK	959,000	03/19/2025	—	(1,664)
						146	(18,719)
JPMorgan Chase Bank, N.A.	AUD	10,487,370	USD	6,552,095	03/19/2025	30,900	—
	EUR	6,396,742	JPY	1,004,200,240	03/19/2025	—	(142,748)
	EUR	12,849,746	JPY	2,075,692,489	03/19/2025	92,033	—
	EUR	213,000	USD	222,403	03/19/2025	989	—
	JPY	324,208,930	USD	2,154,074	03/19/2025	53,373	—
	USD	13,479,226	AUD	21,432,701	03/19/2025	—	(152,070)
	USD	6,594,146	CAD	9,276,528	03/19/2025	—	(199,377)
	USD	6,451,108	JPY	999,143,984	03/19/2025	22,814	—
	USD	161,791	SEK	1,781,000	03/19/2025	—	(747)
	USD	212,232	SGD	283,000	03/19/2025	—	(3,621)
						200,109	(498,563)
UBS AG	CAD	38,001	USD	27,013	03/19/2025	818	—
	EUR	1,054,735	USD	1,115,332	03/19/2025	18,931	—
	SEK	2,474,000	USD	223,629	03/19/2025	—	(78)
	USD	20,067,263	AUD	31,056,087	03/19/2025	—	(756,150)
	USD	372,965	GBP	292,000	03/19/2025	—	(10,966)
	USD	289,130	JPY	43,219,000	03/19/2025	—	(9,094)
						19,749	(776,288)
Unrealized Appreciation (Depreciation)						$239,301	$(1,301,275)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona
SGD—Singapore Dollar
USD—United States Dollar

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Industry Allocation*
U.S. Government & Agency Obligations	44.1%
Short-Term Investments	9.1
Banks	5.0
Internet	3.9
Semiconductors	3.7
Pharmaceuticals	3.2
Software	3.2
Computers	2.8
Insurance	1.9
Retail	1.9
Telecommunications	1.5
Diversified Financial Services	1.5
Commercial Services	1.4
Oil & Gas	1.4
Healthcare-Services	1.2
Aerospace/Defense	1.1
Mining	0.9
Healthcare-Products	0.9
Auto Manufacturers	0.9
Food	0.9
Electronics	0.7
Electric	0.6
Miscellaneous Manufacturing	0.6
Chemicals	0.6
Machinery-Construction & Mining	0.6
Cosmetics/Personal Care	0.5
Apparel	0.5
Electrical Components & Equipment	0.5
Building Materials	0.4
REITS	0.4
Engineering & Construction	0.4
Biotechnology	0.3
Agriculture	0.3
Real Estate	0.3
Home Furnishings	0.3
Transportation	0.3
Machinery-Diversified	0.2
Home Builders	0.2
Environmental Control	0.2
Distribution/Wholesale	0.2
Media	0.1
Toys/Games/Hobbies	0.1
Food Service	0.1
Purchased Options	0.1
Investment Companies	0.1
Water	0.1
Pipelines	0.1
Entertainment	0.1
Oil & Gas Services	0.1
Household Products/Wares	0.1
Advertising	0.1
99.7%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$216,626	$187,423	$—	$404,049
Canada	45,391	—	—	45,391
Ireland	7,538,739	420,215	—	7,958,954
Israel	1,295,116	174,075	—	1,469,191
Liberia	47,988	—	—	47,988
Luxembourg	1,008,783	140,229	—	1,149,012
Netherlands	92,541	6,038,400	—	6,130,941
Panama	86,496	—	—	86,496
Singapore	714,786	1,900,946	—	2,615,732
Switzerland	141,598	13,901,554	—	14,043,152
United Kingdom	319,660	20,292,899	0	20,612,559
United States	166,748,875	3,860	185	166,752,920
Other Countries	—	89,791,337	—	89,791,337
U.S. Government & Agency Obligations	—	295,873,941	—	295,873,941
Purchased Options	938,925	—	—	938,925
Rights	878	—	—	878
Short-Term Investments:
U.S. Government	—	20,384,157	—	20,384,157
Other Short-Term Investments	40,654,998	—	—	40,654,998
Total Investments at Value	$219,851,400	$449,109,036	$185	$668,960,621
Other Financial Instruments:†
Swaps	$—	$257,555	$—	$257,555
Futures Contracts	2,245,785	—	—	2,245,785
Forward Foreign Currency Contracts	—	239,301	—	239,301
Total Other Financial Instruments	$2,245,785	$496,856	$—	$2,742,641
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$206,312	$—	$—	$206,312
Forward Foreign Currency Contracts	—	1,301,275	—	1,301,275
Total Other Financial Instruments	$206,312	$1,301,275	$—	$1,507,587
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 90.6%
Bermuda — 0.4%
Alibaba Health Information Technology, Ltd.†	62,000	$ 28,778
Beijing Enterprises Water Group, Ltd.	46,000	12,758
China Gas Holdings, Ltd.	26,800	22,177
China Resources Gas Group, Ltd.	10,100	34,298
China Ruyi Holdings, Ltd.†	72,000	23,021
Credicorp., Ltd.	769	140,804
Guangdong Land Holdings, Ltd.†	5,018	129
Kunlun Energy Co., Ltd.	46,000	43,984
Orient Overseas International, Ltd.	1,500	20,033
		325,982
Brazil — 4.2%
AMBEV SA	52,200	99,147
B3 SA - Brasil Bolsa Balcao	61,200	117,184
Banco Bradesco SA	20,471	38,602
Banco Bradesco SA (Preference Shares)	58,415	120,847
Banco BTG Pactual SA	12,800	71,337
Banco do Brasil SA	19,200	90,940
BB Seguridade Participacoes SA	7,800	51,439
BRF SA	5,500	20,601
Caixa Seguridade Participacoes S/A	7,000	17,584
CCR SA	10,800	20,753
Centrais Eletricas Brasileiras SA	13,700	84,604
Centrais Eletricas Brasileiras SA (Preference Shares)	3,100	21,059
Cia de Saneamento Basico do Estado de Sao Paulo	5,300	85,766
Cia Energetica de Minas Gerais (Preference Shares)	20,131	37,754
Companhia Paranaense de Energia (Preference Shares)	11,700	19,420
Cosan SA	13,800	18,277
Embraer SA†	7,800	79,681
Energisa SA	1,900	12,894
Engie Brasil Energia SA	2,900	18,261
Equatorial Energia SA	12,400	63,973
Gerdau SA (Preference Shares)	15,714	46,303
Hapvida Participacoes e Investimentos SA*†	64,205	26,587
Itau Unibanco Holding SA (Preference Shares)	53,850	311,542
Itausa SA (Preference Shares)	66,051	107,711
JBS SA	8,600	52,153
Klabin SA	9,570	36,747
Localiza Rent a Car SA	11,080	58,528
Natura & Co. Holding SA	11,900	25,698
NU Holdings, Ltd., Class A†	32,620	431,889
Petroleo Brasileiro SA	41,700	297,192
Petroleo Brasileiro SA (Preference Shares)	49,200	317,305
PRIO SA†	9,400	65,931
Raia Drogasil SA	14,428	52,068
Rede D'Or Sao Luiz SA*	7,400	35,392
Rumo SA	15,100	47,542
StoneCo., Ltd., Class A†	2,889	26,492
Suzano SA	7,691	82,081
Telefonica Brasil SA	4,800	42,603
TIM SA	10,700	28,581
TOTVS SA	7,300	42,545
Ultrapar Participacoes SA	9,500	26,887
Vale SA	37,888	351,194
Vibra Energia SA	10,800	31,158
WEG SA	18,600	175,177
XP, Inc., Class A	4,186	57,139
		3,866,568
British Virgin Islands — 0.0%
VK Co., Ltd.†(1)(2)	1,364	0
Security Description	Shares or Principal Amount	Value

Chile — 0.5%
Banco de Chile	582,395	$ 72,163
Banco de Credito e Inversiones SA	983	30,069
Banco Santander Chile	824,433	42,613
Cencosud SA	17,694	45,096
Empresas CMPC SA	7,833	13,368
Empresas COPEC SA	4,246	28,405
Enel Americas SA	275,251	24,767
Enel Chile SA	335,891	19,964
Falabella SA	11,011	41,758
Latam Airlines Group SA	1,817,382	27,532
Sociedad Quimica y Minera de Chile SA, Class B (Preference Shares)	1,671	66,012
		411,747
China — 19.2%
AAC Technologies Holdings, Inc.	9,500	48,880
Agricultural Bank of China, Ltd.	309,000	169,946
Akeso, Inc.*†	7,000	54,778
Alibaba Group Holding, Ltd.	180,828	2,181,719
Aluminum Corp. of China, Ltd.	46,000	29,359
Anhui Conch Cement Co., Ltd.	15,500	41,720
ANTA Sports Products, Ltd.	14,400	152,422
Autohome, Inc. ADR	972	27,235
Baidu, Inc., Class A†	25,428	287,808
Bank of China, Ltd.	794,000	409,706
Bank of Communications Co., Ltd.	101,000	81,580
Bilibili, Inc., Class Z†	2,595	43,689
BYD Co., Ltd.	11,500	402,837
China CITIC Bank Corp., Ltd.	105,000	74,933
China Coal Energy Co., Ltd.	24,000	27,557
China Communications Services Corp., Ltd.	28,000	15,912
China Construction Bank Corp.	1,070,000	869,176
China Everbright Bank Co., Ltd.	48,000	18,739
China Feihe, Ltd.*	41,000	28,075
China Galaxy Securities Co., Ltd.	41,500	37,728
China Hongqiao Group, Ltd.	32,500	54,198
China International Capital Corp., Ltd.*	18,400	30,482
China Life Insurance Co., Ltd.	84,000	155,295
China Literature, Ltd.*†	4,200	14,080
China Longyuan Power Group Corp. Ltd.	37,000	27,167
China Mengniu Dairy Co., Ltd.	36,000	71,568
China Merchants Bank Co., Ltd.	43,000	234,944
China Minsheng Banking Corp., Ltd.	89,500	42,659
China National Building Material Co., Ltd.	54,000	25,772
China Pacific Insurance Group Co., Ltd.	29,800	88,620
China Petroleum & Chemical Corp.	276,000	151,881
China Railway Group, Ltd.	59,000	28,510
China Resources Mixc Lifestyle Services, Ltd.*	8,400	31,713
China Shenhua Energy Co., Ltd.	38,000	152,953
China Tower Corp., Ltd.*	508,000	73,074
China Vanke Co., Ltd.†	24,300	18,128
CITIC Securities Co., Ltd.	17,500	47,554
CMOC Group, Ltd.	42,000	30,868
COSCO Shipping Holdings Co., Ltd.	32,050	48,189
Country Garden Holdings Co., Ltd.†	167,000	9,323
ENN Energy Holdings, Ltd.	9,100	61,795
Fuyao Glass Industry Group Co., Ltd.*	6,800	45,841
Genscript Biotech Corp.†	14,000	19,237
Giant Biogene Holding Co., Ltd.*	4,200	31,236
Great Wall Motor Co., Ltd.	26,500	43,105
H World Group, Ltd. ADR	2,313	74,340
Haidilao International Holding, Ltd.*	19,000	35,425
Haier Smart Home Co., Ltd.	27,800	91,409

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Haitian International Holdings, Ltd.	9,000	$ 23,872
Haitong Securities Co., Ltd.	34,800	30,346
Hansoh Pharmaceutical Group Co., Ltd.*	14,000	32,184
Hengan International Group Co., Ltd.	11,000	30,141
Huaneng Power International, Inc.	56,000	29,325
Huatai Securities Co., Ltd.*	16,000	27,461
Industrial & Commercial Bank of China, Ltd.	773,000	525,558
Innovent Biologics, Inc.*†	14,000	59,484
JD Health International, Inc.*†	12,800	52,720
JD Logistics, Inc.*†	22,000	37,744
JD.com, Inc., Class A	27,477	558,437
Jiangsu Expressway Co., Ltd.	20,000	22,099
Jiangxi Copper Co., Ltd.	17,000	26,816
Kanzhun, Ltd. ADR†	3,040	43,806
KE Holdings, Inc. ADR	7,173	125,025
Kingdee International Software Group Co., Ltd.†	35,000	46,251
Kingsoft Corp., Ltd.	10,800	54,249
Kuaishou Technology*†	29,000	157,302
Li Auto, Inc., Class A†	13,800	163,409
Li Ning Co., Ltd.	29,000	60,266
Longfor Group Holdings, Ltd.*	26,000	32,893
Meituan, Class B*†	54,890	1,041,237
Midea Group Co, Ltd.†	3,300	31,760
MINISO Group Holding, Ltd.	4,200	24,239
NetEase, Inc.	21,450	441,977
New China Life Insurance Co., Ltd.	10,200	31,914
New Oriental Education & Technology Group, Inc.	16,560	80,570
NIO, Inc., Class A†	16,470	71,746
Nongfu Spring Co., Ltd.*	23,000	108,260
People's Insurance Co. Group of China, Ltd.	101,000	51,648
PetroChina Co., Ltd.	238,000	183,269
PICC Property & Casualty Co., Ltd.	78,000	126,671
Ping An Insurance Group Co. of China, Ltd.	75,000	420,370
Pop Mart International Group, Ltd.*	6,200	74,885
Postal Savings Bank of China Co., Ltd.*	92,000	54,858
Qifu Technology, Inc. ADR	1,370	54,663
Shandong Gold Mining Co., Ltd.*	8,750	15,196
Shandong Weigao Group Medical Polymer Co., Ltd.	36,000	22,481
Shanghai Pharmaceuticals Holding Co., Ltd.	11,200	17,750
Shenzhou International Group Holdings, Ltd.	9,700	73,156
Silergy Corp.	4,000	47,630
Sinopharm Group Co., Ltd.	16,800	44,415
Smoore International Holdings, Ltd.*	24,000	38,818
Sunny Optical Technology Group Co., Ltd.	8,100	72,329
TAL Education Group ADR†	4,691	57,371
Tencent Holdings, Ltd.	72,100	3,799,506
Tencent Music Entertainment Group ADR	8,441	101,123
Tingyi Cayman Islands Holding Corp.	20,000	30,515
Tongcheng Travel Holdings, Ltd.	14,800	37,227
TravelSky Technology, Ltd.	12,000	14,779
Tsingtao Brewery Co., Ltd.	8,000	49,108
Vipshop Holdings, Ltd. ADR	3,912	56,215
Weichai Power Co., Ltd.	25,000	43,345
WuXi AppTec Co., Ltd.*	3,496	24,818
Wuxi Biologics Cayman, Inc.*†	39,500	93,753
Xiaomi Corp., Class B*†	170,200	851,027
Xinyi Solar Holdings, Ltd.	66,000	27,120
XPeng, Inc., Class A†	13,900	105,943
Yadea Group Holdings, Ltd.*	14,000	23,186
Yankuang Energy Group Co., Inc.	37,000	39,075
Zhaojin Mining Industry Co., Ltd.	19,500	30,800
Zhejiang Leapmotor Technology Co., Ltd.*†	6,600	27,405
Security Description	Shares or Principal Amount	Value

China (continued)
Zhongsheng Group Holdings, Ltd.	8,000	$ 12,614
Zijin Mining Group Co., Ltd.	64,000	119,758
ZTO Express Cayman, Inc.	4,800	91,594
		17,648,677
Colombia — 0.1%
Bancolombia SA	3,585	36,745
Bancolombia SA (Preference Shares)	5,647	55,597
Interconexion Electrica SA ESP	6,010	26,413
		118,755
Cyprus — 0.0%
Ozon Holdings PLC ADR†(1)(2)	701	0
TCS Group Holding PLC GDR†(1)	1,576	0
		0
Czech Republic — 0.1%
CEZ AS	1,622	71,115
Komercni Banka AS	643	23,595
		94,710
Greece — 0.5%
Alpha Services & Holdings SA	25,956	47,725
Eurobank Ergasias Services & Holdings SA	28,376	70,938
Hellenic Telecommunications Organization SA	1,887	28,570
JUMBO SA	1,364	37,056
Metlen Energy & Metals SA	1,050	37,800
National Bank of Greece SA	9,891	85,595
OPAP SA	1,956	33,562
Piraeus Financial Holdings SA	12,832	58,238
Public Power Corp. S.A.	2,501	34,191
		433,675
Hong Kong — 1.1%
Beijing Enterprises Holdings, Ltd.	5,500	18,863
Bosideng International Holdings, Ltd.	40,000	19,278
BYD Electronic International Co., Ltd.	9,000	48,950
China Merchants Port Holdings Co., Ltd.	17,320	29,187
China Power International Development, Ltd.	51,000	18,993
China Resources Beer Holdings Co., Ltd.	18,500	55,742
China Resources Land, Ltd.	37,000	112,003
China Resources Pharmaceutical Group, Ltd.*	23,000	15,446
China Resources Power Holdings Co., Ltd.	22,000	48,802
China Taiping Insurance Holdings Co., Ltd.	17,200	25,611
Chow Tai Fook Jewellery Group, Ltd.	28,200	25,454
CITIC, Ltd.	69,000	77,817
CSPC Pharmaceutical Group, Ltd.	94,320	53,416
Fosun International, Ltd.	37,000	20,223
GCL Technology Holdings, Ltd.†	243,000	38,482
Geely Automobile Holdings, Ltd.	68,000	125,246
Guangdong Investment, Ltd.	26,000	19,667
Hua Hong Semiconductor, Ltd.*	9,000	26,479
Lenovo Group, Ltd.	92,000	109,805
MMG, Ltd.†	52,000	17,051
Sino Biopharmaceutical, Ltd.	121,750	44,170
Sinotruk Hong Kong, Ltd.	10,000	29,112
Want Want China Holdings, Ltd.	56,000	34,111
		1,013,908
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	5,795	42,394
OTP Bank Nyrt	2,826	174,881
Richter Gedeon Nyrt	1,902	49,150
		266,425

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India — 17.9%
ABB India, Ltd.	636	$ 43,109
Adani Enterprises, Ltd.	2,101	55,710
Adani Green Energy, Ltd.†	2,329	27,073
Adani Ports & Special Economic Zone, Ltd.	6,474	82,128
Adani Power, Ltd.†	9,733	57,836
Ambuja Cements, Ltd.	7,361	43,478
APL Apollo Tubes, Ltd.	2,071	36,134
Apollo Hospitals Enterprise, Ltd.	1,234	96,976
Ashok Leyland, Ltd.	18,177	45,469
Asian Paints, Ltd.	4,678	124,133
Astral, Ltd.	1,671	29,012
AU Small Finance Bank, Ltd.*	4,224	29,330
Aurobindo Pharma, Ltd.	3,322	44,824
Avenue Supermarts, Ltd.*†	1,977	83,395
Axis Bank, Ltd.	25,281	286,967
Bajaj Auto, Ltd.	840	86,004
Bajaj Finance, Ltd.	3,081	279,870
Bajaj Finserv, Ltd.	4,554	91,402
Bajaj Holdings & Investment, Ltd.	357	47,341
Balkrishna Industries, Ltd.	1,036	33,073
Bank of Baroda	13,447	33,057
Bharat Electronics, Ltd.	45,762	153,994
Bharat Forge, Ltd.	3,201	45,691
Bharat Heavy Electricals, Ltd.	13,270	31,761
Bharat Petroleum Corp., Ltd.	19,420	58,228
Bharti Airtel, Ltd.	28,040	525,060
Bosch, Ltd.	94	31,036
Britannia Industries, Ltd.	1,339	79,262
BSE, Ltd.	731	44,710
Canara Bank	22,136	23,716
CG Power & Industrial Solutions, Ltd.	7,559	55,686
Cholamandalam Investment & Finance Co., Ltd.	4,836	71,915
Cipla, Ltd.	6,455	110,437
Coal India, Ltd.	19,791	90,338
Colgate-Palmolive India, Ltd.	1,745	56,814
Container Corp. Of India, Ltd.	2,762	24,757
Cummins India, Ltd.	1,868	63,126
Dabur India, Ltd.	6,181	37,689
Divi's Laboratories, Ltd.	1,452	92,796
Dixon Technologies India, Ltd.	362	62,676
DLF, Ltd.	9,265	79,656
Dr. Reddy's Laboratories, Ltd.	7,100	99,595
Eicher Motors, Ltd.	1,700	101,990
GAIL India, Ltd.	29,109	59,252
GMR Airports Infrastructure, Ltd.†	29,172	24,460
Godrej Consumer Products, Ltd.	5,234	67,454
Godrej Properties, Ltd.†	1,551	41,481
Grasim Industries, Ltd.	3,327	95,869
Havells India, Ltd.	2,980	53,506
HCL Technologies, Ltd.	10,501	209,639
HDFC Asset Management Co., Ltd.*	1,218	56,057
HDFC Bank, Ltd.	62,584	1,228,290
HDFC Life Insurance Co., Ltd.*	12,121	89,243
Hero MotoCorp, Ltd.	1,489	74,537
Hindalco Industries, Ltd.	16,526	113,165
Hindustan Aeronautics, Ltd.	2,568	116,980
Hindustan Petroleum Corp., Ltd.	10,966	45,054
Hindustan Unilever, Ltd.	9,132	260,441
ICICI Bank, Ltd.	57,693	831,692
ICICI Lombard General Insurance Co., Ltd.*	2,658	57,133
ICICI Prudential Life Insurance Co., Ltd.*	4,024	28,583
IDFC First Bank, Ltd.†	42,501	30,967
Security Description	Shares or Principal Amount	Value

India (continued)
Indian Hotels Co., Ltd.	10,791	$ 95,156
Indian Oil Corp., Ltd.	36,076	53,415
Indian Railway Catering & Tourism Corp., Ltd.	3,145	29,881
Indus Towers, Ltd.†	9,874	39,278
IndusInd Bank, Ltd.	3,579	41,065
Info Edge India, Ltd.	858	76,515
Infosys, Ltd.	36,848	803,759
InterGlobe Aviation, Ltd.*†	2,121	105,454
ITC Hotels, Ltd.†	3,592	6,718
ITC, Ltd.	35,920	185,277
Jindal Stainless, Ltd.	4,102	30,803
Jindal Steel & Power, Ltd.	4,498	40,755
Jio Financial Services, Ltd.†	34,996	98,102
JSW Energy, Ltd.	4,414	25,963
JSW Steel, Ltd.	7,619	83,016
Jubilant Foodworks, Ltd.	4,328	34,950
Kalyan Jewellers India, Ltd.	4,526	26,230
Kotak Mahindra Bank, Ltd.	12,100	264,288
Larsen & Toubro, Ltd.	7,464	306,721
LTIMindtree, Ltd.*	826	56,412
Lupin, Ltd.	2,845	68,610
Macrotech Developers, Ltd.*	3,714	51,844
Mahindra & Mahindra, Ltd.	10,304	355,513
Mankind Pharma, Ltd.†	1,217	34,153
Marico, Ltd.	6,506	50,246
Maruti Suzuki India, Ltd.	1,376	195,373
Max Healthcare Institute, Ltd.	9,472	116,529
Mphasis, Ltd.	935	30,694
MRF, Ltd.	28	36,820
Muthoot Finance, Ltd.	1,484	38,534
Nestle India, Ltd.	4,174	110,760
NHPC, Ltd.	37,770	35,090
NMDC, Ltd.	39,384	29,913
NTPC, Ltd.	48,721	182,192
Oberoi Realty, Ltd.	1,480	30,805
Oil & Natural Gas Corp., Ltd.	38,783	117,562
Oracle Financial Services Software, Ltd.	235	24,776
Page Industries, Ltd.	62	31,941
PB Fintech, Ltd.†	3,610	71,894
Persistent Systems, Ltd.	1,276	89,127
Petronet LNG, Ltd.†	9,779	35,570
Phoenix Mills, Ltd.	2,456	46,466
PI Industries, Ltd.	1,010	40,629
Pidilite Industries, Ltd.	1,771	58,790
Polycab India, Ltd.	662	46,054
Power Finance Corp., Ltd.	18,407	89,885
Power Grid Corp. of India, Ltd.	51,511	178,852
Prestige Estates Projects, Ltd.	1,954	31,071
Punjab National Bank	27,406	32,043
Rail Vikas Nigam, Ltd.	5,744	31,357
REC, Ltd.	16,339	84,537
Reliance Industries, Ltd.	67,541	984,430
Samvardhana Motherson International, Ltd.	33,638	54,409
SBI Cards & Payment Services, Ltd.	2,884	25,943
SBI Life Insurance Co., Ltd.*	5,466	93,487
Shree Cement, Ltd.	111	35,719
Shriram Finance, Ltd.	17,135	107,788
Siemens, Ltd.	1,109	77,817
Solar Industries India, Ltd.	343	40,239
Sona BLW Precision Forgings, Ltd.*	5,192	30,068
SRF, Ltd.	1,702	55,191
State Bank of India	19,572	174,359
Sun Pharmaceutical Industries, Ltd.	10,595	214,296

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Sundaram Finance, Ltd.	816	$ 43,193
Supreme Industries, Ltd.	787	36,008
Suzlon Energy, Ltd.†	111,472	74,144
Tata Communications, Ltd.	1,382	25,965
Tata Consultancy Services, Ltd.	10,025	475,418
Tata Consumer Products, Ltd.	7,062	83,584
Tata Elxsi, Ltd.	477	34,911
Tata Motors, Ltd.	23,611	194,327
Tata Power Co., Ltd.	17,809	75,145
Tata Steel, Ltd.	91,941	142,676
Tech Mahindra, Ltd.	6,641	128,210
Thermax, Ltd.	539	23,651
Titan Co., Ltd.	4,278	172,038
Torrent Pharmaceuticals, Ltd.	1,271	47,998
Torrent Power, Ltd.	2,129	35,849
Trent, Ltd.	1,993	132,148
Tube Investments of India, Ltd.	1,374	52,634
TVS Motor Co., Ltd.	2,923	82,781
UltraTech Cement, Ltd.	1,281	170,857
Union Bank of India, Ltd.	18,706	24,785
United Spirits, Ltd.	3,521	57,693
UPL, Ltd.	5,182	36,197
Varun Beverages, Ltd.	14,090	87,439
Vedanta, Ltd.	13,619	69,166
Voltas, Ltd.	2,376	34,452
Wipro, Ltd.	33,944	122,750
Yes Bank, Ltd.†	165,174	36,672
Zomato, Ltd.†	73,187	186,365
Zydus Lifesciences, Ltd.	2,835	31,739
		16,474,986
Indonesia — 1.3%
Alamtri Resources Indonesia Tbk PT	183,600	26,274
Amman Mineral Internasional PT†	73,900	34,114
Astra International Tbk PT	242,900	71,392
Bank Central Asia Tbk PT	624,400	361,563
Bank Mandiri Persero Tbk PT	424,700	155,890
Bank Negara Indonesia Persero Tbk PT	181,200	52,748
Bank Rakyat Indonesia Persero Tbk PT	776,700	200,149
Chandra Asri Pacific Tbk PT	88,300	38,471
Charoen Pokphand Indonesia Tbk PT	78,100	22,379
GoTo Gojek Tokopedia Tbk PT†	10,682,100	52,911
Indofood CBP Sukses Makmur Tbk PT	29,500	20,838
Indofood Sukses Makmur Tbk PT	47,000	22,630
Kalbe Farma Tbk PT	224,100	17,389
Sumber Alfaria Trijaya Tbk PT	211,400	37,184
Telkom Indonesia Persero Tbk PT	575,100	93,021
United Tractors Tbk PT	19,500	29,750
		1,236,703
Ireland — 0.9%
PDD Holdings, Inc. ADR†	7,708	862,602
Kuwait — 0.7%
Gulf Bank KSCP	23,979	23,904
Kuwait Finance House KSCP	108,058	275,135
Mabanee Co. KPSC	8,832	22,774
Mobile Telecommunications Co. KSCP	17,442	25,661
National Bank of Kuwait SAKP	96,231	300,517
		647,991
Security Description	Shares or Principal Amount	Value

Luxembourg — 0.1%
Allegro.eu SA*†	7,068	$ 51,897
Reinet Investments SCA	1,587	39,279
		91,176
Malaysia — 1.4%
AMMB Holdings Bhd	30,300	38,323
Axiata Group Bhd	30,600	15,205
CELCOMDIGI Bhd	43,600	36,675
CIMB Group Holdings Bhd	84,200	151,068
Gamuda Bhd	43,600	39,446
Genting Bhd	28,900	23,489
Genting Malaysia Bhd	28,800	14,399
Hong Leong Bank Bhd	6,900	31,195
IHH Healthcare Bhd	22,700	36,417
Inari Amertron Bhd	32,500	18,364
IOI Corp. Bhd	27,900	23,267
Kuala Lumpur Kepong Bhd	4,800	21,399
Malayan Banking Bhd	60,200	139,549
Malaysia Airports Holdings Bhd	9,700	23,808
Maxis Bhd	24,800	19,357
MISC Bhd	15,100	24,499
Nestle Malaysia Bhd	800	16,142
Petronas Chemicals Group Bhd	36,100	37,574
Petronas Dagangan Bhd	3,700	16,282
Petronas Gas Bhd	9,500	36,663
PPB Group Bhd	8,200	21,987
Press Metal Aluminium Holdings Bhd	42,700	46,729
Public Bank Bhd	162,700	157,043
QL Resources Bhd	16,800	17,207
RHB Bank Bhd	15,300	22,057
SD Guthrie Bhd	23,000	25,005
Sime Darby Bhd	26,300	13,245
Sunway Bhd	25,100	24,471
Telekom Malaysia Bhd	10,200	15,083
Tenaga Nasional Bhd	33,600	102,528
YTL Corp. Bhd	41,600	17,809
YTL Power International Bhd	30,800	21,623
		1,247,908
Mexico — 1.7%
Alfa SAB de CV, Class A	31,400	25,593
America Movil SAB de CV	204,200	143,379
Arca Continental SAB de CV	5,700	51,928
Cemex SAB de CV CPO	170,100	100,474
Coca-Cola Femsa SAB de CV	6,485	50,764
Fibra Uno Administracion SA de CV	37,300	38,718
Fomento Economico Mexicano SAB de CV	19,400	165,062
Gruma SAB de CV, Class B	1,970	33,995
Grupo Aeroportuario del Centro Norte SAB de CV	3,700	34,936
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4,300	79,356
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,000	54,416
Grupo Bimbo SAB de CV, Class A	15,400	40,354
Grupo Carso SAB de CV, Class A1	6,400	36,346
Grupo Comercial Chedraui SA de CV	3,100	17,876
Grupo Financiero Banorte SAB de CV, Class O	28,900	200,607
Grupo Financiero Inbursa SAB de CV, Class O†	20,800	44,316
Grupo Mexico SAB de CV, Class B	34,700	169,381
Industrias Penoles SAB de CV†	2,430	34,461
Kimberly-Clark de Mexico SAB de CV, Class A	17,300	25,789
Prologis Property Mexico SA de CV	12,129	37,782
Promotora y Operadora de Infraestructura SAB de CV	2,130	19,823
Wal-Mart de Mexico SAB de CV	57,500	149,785
		1,555,141

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands — 0.1%
NEPI Rockcastle NV	6,666	$ 50,208
X5 Retail Group NV GDR†(1)(2)	1,555	0
		50,208
Peru — 0.0%
Cia de Minas Buenaventura SAA ADR	1,940	24,754
Philippines — 0.4%
Ayala Corp.	2,585	24,102
Ayala Land, Inc.	89,800	34,232
Bank of the Philippine Islands	22,575	44,970
BDO Unibank, Inc.	29,640	69,827
International Container Terminal Services, Inc.	12,540	75,222
Jollibee Foods Corp.	4,780	18,205
Manila Electric Co.	2,630	20,181
Metropolitan Bank & Trust Co.	18,723	22,190
PLDT, Inc.	840	19,282
SM Investments Corp.	2,310	30,850
SM Prime Holdings, Inc.	123,900	49,134
		408,195
Poland — 0.8%
Alior Bank SA	1,045	24,109
Bank Polska Kasa Opieki SA	2,138	83,715
Budimex SA	132	15,475
CD Projekt SA	878	45,465
Dino Polska SA*†	551	60,976
KGHM Polska Miedz SA	1,728	52,985
LPP SA	14	56,570
mBank SA†	186	28,775
Orlen SA	7,048	93,116
Powszechna Kasa Oszczednosci Bank Polski SA	9,733	160,209
Powszechny Zaklad Ubezpieczen SA	7,048	86,298
Santander Bank Polska SA	434	54,056
		761,749
Qatar — 0.7%
Al Rayan QSC	71,297	46,739
Barwa Real Estate Co.	27,671	21,754
Commercial Bank PSQC	30,273	38,201
Dukhan Bank	21,946	22,223
Industries Qatar QSC	11,213	42,291
Mesaieed Petrochemical Holding Co.	2,482	1,043
Ooredoo Q.P.S.C.	9,206	32,679
Qatar Electricity & Water Co. QSC	4,301	18,700
Qatar Fuel QSC	7,569	31,838
Qatar Gas Transport Co., Ltd.	31,459	37,229
Qatar International Islamic Bank QSC	12,629	36,906
Qatar Islamic Bank Q.P.S.C.	18,028	102,003
Qatar National Bank Q.P.S.C.	51,618	236,627
		668,233
Russia — 0.0%
Gazprom PJSC ADR†(1)(2)	158,896	0
Lukoil PJSC ADR†(1)(2)	5,515	0
MMC Norilsk Nickel PJSC ADR†(1)(2)	8,556	0
Mobile TeleSystems PJSC ADR†(1)(2)	5,342	0
Novatek PJSC GDR†(1)(2)	1,235	0
Novolipetsk Steel PJSC GDR†(1)(2)	1,814	0
Phosagro PJSC†(1)(2)	13	0
Phosagro PJSC GDR†(1)(2)	1,927	0
Polyus PJSC GDR†(1)(2)	852	0
Rosneft PJSC GDR†(1)(2)	16,114	0
Security Description	Shares or Principal Amount	Value

Russia (continued)
Severstal PAO GDR†(1)(2)	2,862	$ 0
Surgutneftegas PJSC ADR†(1)(2)	10,541	0
Tatneft PJSC ADR†(1)(2)	2,926	0
		0
Saudi Arabia — 4.0%
ACWA Power Co.	1,631	177,815
Ades Holding Co.	4,327	20,712
Al Rajhi Bank	21,742	573,399
Al Rajhi Co. for Co-operative Insurance†	439	20,329
Alinma Bank	13,782	109,657
Almarai Co. JSC	3,811	59,832
Arab National Bank	10,269	58,560
Arabian Internet & Communications Services Co.	329	27,970
Bank AlBilad	7,048	74,936
Bank Al-Jazira†	6,703	33,645
Banque Saudi Fransi	15,049	64,387
Bupa Arabia for Cooperative Insurance Co.	961	47,642
Co. for Cooperative Insurance	817	33,098
Dallah Healthcare Co.	428	18,160
Dar Al Arkan Real Estate Development Co.†	6,270	27,574
Dr. Sulaiman Al Habib Medical Services Group Co.	968	75,418
Elm Co.	267	82,920
Etihad Etisalat Co.	4,183	64,557
Jarir Marketing Co.	6,400	21,872
Mouwasat Medical Services Co.	1,194	29,311
Nahdi Medical Co.	330	10,381
Riyad Bank	16,443	128,395
SABIC Agri-Nutrients Co.	2,683	82,241
Sahara International Petrochemical Co.	4,799	29,795
SAL Saudi Logistics Services	320	23,367
Saudi Arabian Mining Co.†	14,341	186,126
Saudi Arabian Oil Co.*	64,031	474,420
Saudi Aramco Base Oil Co.	594	17,661
Saudi Awwal Bank	11,318	108,413
Saudi Basic Industries Corp.	10,131	180,937
Saudi Electricity Co.	9,880	44,825
Saudi Industrial Investment Group	4,949	23,123
Saudi Investment Bank	8,255	33,221
Saudi Kayan Petrochemical Co.†	10,442	18,982
Saudi National Bank	32,627	297,388
Saudi Research & Media Group†	398	28,208
Saudi Tadawul Group Holding Co.	535	30,026
Saudi Telecom Co.	22,294	258,533
Savola Group†	849	8,828
Yanbu National Petrochemical Co.	3,548	35,469
		3,642,133
Singapore — 0.5%
BOC Aviation, Ltd.*	2,500	18,775
Trip.com Group, Ltd.†	6,750	473,712
		492,487
South Africa — 2.6%
Absa Group, Ltd.	9,566	95,154
Anglo American Platinum, Ltd.	710	24,951
Aspen Pharmacare Holdings, Ltd.	4,858	46,346
Bid Corp., Ltd.	3,740	95,415
Bidvest Group, Ltd.	3,804	51,861
Capitec Bank Holdings, Ltd.	962	152,835
Clicks Group, Ltd.	2,636	50,540
Discovery, Ltd.	5,956	57,780
Exxaro Resources, Ltd.	3,207	30,059
FirstRand, Ltd.	56,139	229,167

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Gold Fields, Ltd.	9,977	$ 170,783
Harmony Gold Mining Co., Ltd.	6,594	74,994
Impala Platinum Holdings, Ltd.†	10,887	60,023
MTN Group, Ltd.	19,043	116,664
Naspers, Ltd.	1,876	394,228
Nedbank Group, Ltd.	5,195	76,177
Old Mutual, Ltd.	55,365	36,610
OUTsurance Group, Ltd.	9,393	31,528
Pepkor Holdings, Ltd.*	23,111	31,823
Remgro, Ltd.	5,915	45,669
Sanlam, Ltd.	20,052	87,321
Sasol, Ltd.	6,608	30,614
Shoprite Holdings, Ltd.	5,564	85,095
Sibanye Stillwater, Ltd.†	35,477	33,984
Standard Bank Group, Ltd.	14,863	173,225
Vodacom Group, Ltd.	7,455	43,603
Woolworths Holdings, Ltd.	10,545	32,909
		2,359,358
South Korea — 8.8%
Alteogen, Inc.†	444	111,740
Amorepacific Corp.†	365	32,314
Celltrion, Inc.	1,796	220,056
CJ CheilJedang Corp.	113	18,646
Coway Co., Ltd.†	694	36,840
DB Insurance Co., Ltd.	563	37,486
Doosan Bobcat, Inc.	681	22,289
Doosan Enerbility Co., Ltd.†	5,313	87,325
Ecopro BM Co., Ltd.†	551	48,863
Ecopro Co., Ltd.†	1,121	46,753
Enchem Co., Ltd.†	139	12,331
Hana Financial Group, Inc.	3,218	133,409
Hankook Tire & Technology Co., Ltd.†	947	26,447
Hanmi Semiconductor Co., Ltd.	561	43,127
Hanwha Aerospace Co., Ltd.†	356	97,660
Hanwha Ocean Co., Ltd.†	1,123	43,820
HD Hyundai Co., Ltd.	510	29,057
HD Hyundai Electric Co., Ltd.	269	75,460
HLB, Inc.†	1,315	72,759
HMM Co., Ltd.†	2,789	36,468
HYBE Co., Ltd.†	243	37,197
Hyundai Glovis Co., Ltd.	406	41,466
Hyundai Heavy Industries Co., Ltd.†	234	49,814
Hyundai Mobis Co., Ltd.	676	122,249
Hyundai Motor Co.	1,538	215,931
Hyundai Motor Co. (2nd Preference Shares)	415	47,112
Hyundai Motor Co. (Preference Shares)	199	22,010
Hyundai Rotem Co., Ltd.†	863	35,032
Industrial Bank of Korea	2,725	28,961
Kakao Corp.	3,478	91,223
KakaoBank Corp.†	1,835	26,638
KB Financial Group, Inc.	4,160	260,736
Kia Corp.	2,673	186,820
Korea Aerospace Industries, Ltd.†	762	27,889
Korea Electric Power Corp.†	2,959	42,608
Korea Investment Holdings Co., Ltd.†	528	28,601
Korea Shipbuilding & Offshore Engineering Co., Ltd.†	479	75,824
Korea Zinc Co., Ltd.	58	32,845
Korean Air Lines Co., Ltd.†	2,137	36,281
Krafton, Inc.†	322	80,011
KT&G Corp.	1,219	92,420
L&F Co., Ltd.†	302	18,149
Security Description	Shares or Principal Amount	Value

South Korea (continued)
LG Chem, Ltd.†	576	$ 93,062
LG Corp.†	1,103	56,352
LG Display Co., Ltd.†	2,910	18,429
LG Electronics, Inc.	1,255	71,958
LG Energy Solution, Ltd.†	523	126,475
LG H&H Co., Ltd.†	114	24,037
LG Innotek Co., Ltd.†	178	18,128
LG Uplus Corp.	1,611	11,106
LS Electric Co., Ltd.†	171	27,079
Meritz Financial Group, Inc.†	1,068	83,647
Mirae Asset Securities Co., Ltd.	2,747	15,856
NAVER Corp.†	1,571	232,813
NCSoft Corp.†	193	22,717
NH Investment & Securities Co., Ltd.	1,642	16,201
Orion Corp.†	289	20,131
POSCO Future M Co., Ltd.	378	36,887
POSCO Holdings, Inc.	792	141,199
Posco International Corp.	696	20,122
Samsung Biologics Co., Ltd.*†	198	146,375
Samsung C&T Corp.	1,041	85,614
Samsung E&A Co., Ltd.	1,634	20,015
Samsung Electro-Mechanics Co., Ltd.	654	59,560
Samsung Electronics Co., Ltd.	53,013	1,890,806
Samsung Electronics Co., Ltd. (Preference Shares)	9,131	267,664
Samsung Fire & Marine Insurance Co., Ltd.	344	89,221
Samsung Heavy Industries Co., Ltd.†	7,463	66,304
Samsung Life Insurance Co., Ltd.†	901	55,120
Samsung SDI Co., Ltd.	618	93,201
Samsung SDS Co., Ltd.	531	43,948
Shinhan Financial Group Co., Ltd.	4,834	168,693
SK Biopharmaceuticals Co., Ltd.†	407	30,284
SK Hynix, Inc.	6,066	825,127
SK Innovation Co., Ltd.†	709	61,453
SK Square Co., Ltd.†	1,066	68,272
SK Telecom Co., Ltd.	415	15,810
SK, Inc.	462	46,495
S-Oil Corp.	447	18,709
Woori Financial Group, Inc.	7,094	78,381
Yuhan Corp.†	682	60,717
		8,060,635
Taiwan — 18.4%
Accton Technology Corp.	6,000	138,211
Acer, Inc.	32,000	36,040
Advantech Co., Ltd.	5,148	58,592
Airtac International Group	2,000	52,450
Alchip Technologies, Ltd.	1,000	94,234
ASE Technology Holding Co., Ltd.	37,000	187,308
Asia Cement Corp.	22,000	27,363
Asia Vital Components Co., Ltd.	3,000	52,112
Asustek Computer, Inc.	8,000	146,682
AUO Corp.	67,200	28,834
Catcher Technology Co., Ltd.	7,000	42,187
Cathay Financial Holding Co., Ltd.	105,000	209,334
Chailease Holding Co., Ltd.	17,817	62,274
Chang Hwa Commercial Bank, Ltd.	49,320	27,200
Cheng Shin Rubber Industry Co., Ltd.	21,000	32,035
China Airlines, Ltd.	26,000	20,440
China Steel Corp.	134,000	82,569
Chunghwa Telecom Co., Ltd.	42,000	160,409
Compal Electronics, Inc.	46,000	50,749
CTBC Financial Holding Co., Ltd.	185,000	222,727
Delta Electronics, Inc.	22,000	289,979

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
E Ink Holdings, Inc.	9,000	$ 75,844
E.Sun Financial Holding Co., Ltd.	160,047	134,173
Eclat Textile Co., Ltd.	2,000	31,755
eMemory Technology, Inc.	1,000	101,486
Eva Airways Corp.	30,000	43,158
Evergreen Marine Corp. Taiwan, Ltd.	11,000	67,355
Far Eastern New Century Corp.	32,000	30,187
Far EasTone Telecommunications Co., Ltd.	20,000	53,316
Feng Tay Enterprise Co., Ltd.	4,913	19,683
First Financial Holding Co., Ltd.	123,967	104,105
Formosa Chemicals & Fibre Corp.	43,000	36,918
Formosa Plastics Corp.	44,000	47,980
Fortune Electric Co., Ltd.	1,100	18,513
Fubon Financial Holding Co., Ltd.	90,458	251,956
Gigabyte Technology Co., Ltd.	6,000	46,015
Global Unichip Corp.	1,000	39,241
Globalwafers Co., Ltd.	3,000	31,147
Hon Hai Precision Industry Co., Ltd.	138,200	747,771
Hotai Motor Co., Ltd.	3,080	56,510
Hua Nan Financial Holdings Co., Ltd.	103,861	87,783
Innolux Corp.	93,660	39,967
International Games System Co., Ltd.	3,000	84,213
Inventec Corp.	30,000	44,620
Jentech Precision Industrial Co., Ltd.	1,000	40,673
KGI Financial Holding Co., Ltd.	177,451	91,938
Largan Precision Co., Ltd.	1,000	82,947
Lite-On Technology Corp.	23,000	75,985
MediaTek, Inc.	17,000	749,563
Mega Financial Holding Co., Ltd.	131,730	154,800
Micro-Star International Co., Ltd.	8,000	44,012
Nan Ya Plastics Corp.	54,000	52,383
Nien Made Enterprise Co., Ltd.	2,000	26,041
Novatek Microelectronics Corp.	6,000	95,301
Pegatron Corp.	22,000	63,831
PharmaEssentia Corp.†	3,000	61,778
Pou Chen Corp.	21,000	23,702
President Chain Store Corp.	6,000	47,327
Quanta Computer, Inc.	30,000	242,559
Realtek Semiconductor Corp.	5,000	81,669
Ruentex Development Co., Ltd.	17,955	22,951
Shanghai Commercial & Savings Bank, Ltd.	38,000	48,810
Shin Kong Financial Holding Co., Ltd.†	151,598	57,072
SinoPac Financial Holdings Co., Ltd.	120,987	83,061
Synnex Technology International Corp.	15,000	32,583
Taishin Financial Holding Co., Ltd.	131,243	69,194
Taiwan Business Bank	68,206	31,466
Taiwan Cooperative Financial Holding Co., Ltd.	118,158	88,441
Taiwan High Speed Rail Corp.	15,000	12,532
Taiwan Mobile Co., Ltd.	21,000	69,993
Taiwan Semiconductor Manufacturing Co., Ltd.	273,000	9,275,901
TCC Group Holdings Co., Ltd.	75,512	73,500
Unimicron Technology Corp.	15,000	62,784
Uni-President Enterprises Corp.	53,000	124,850
United Microelectronics Corp.	125,000	148,458
Vanguard International Semiconductor Corp.	11,000	31,295
Voltronic Power Technology Corp.	1,000	56,597
Walsin Lihwa Corp.	35,000	25,873
Wan Hai Lines, Ltd.	8,000	18,126
Wistron Corp.	30,000	99,325
Wiwynn Corp.	1,000	67,253
WPG Holdings, Ltd.	18,000	38,409
Yageo Corp.	4,705	76,141
Security Description	Shares or Principal Amount	Value

Taiwan (continued)
Yang Ming Marine Transport Corp.	20,000	$ 40,525
Yuanta Financial Holding Co., Ltd.	115,247	120,063
Zhen Ding Technology Holding, Ltd.	7,000	25,389
		16,950,526
Thailand — 1.3%
Advanced Info Service PCL NVDR	14,700	123,708
Airports of Thailand PCL NVDR	52,200	85,368
Bangkok Dusit Medical Services PCL NVDR	126,400	88,112
Bumrungrad Hospital PCL	4,600	24,588
Central Pattana PCL NVDR	25,100	39,399
Central Retail Corp. PCL NVDR	20,508	20,216
Charoen Pokphand Foods PCL NVDR	51,700	33,754
CP ALL PCL NVDR	76,500	117,704
Delta Electronics Thailand PCL NVDR	42,000	155,904
Gulf Energy Development PCL NVDR	40,900	69,926
Intouch Holdings PCL NVDR	15,000	43,243
Kasikornbank PCL NVDR	8,400	39,998
Krung Thai Bank PCL NVDR	46,300	31,410
Minor International PCL NVDR	35,300	25,070
PTT Exploration & Production PCL NVDR	18,100	68,146
PTT Global Chemical PCL NVDR	28,700	18,261
PTT PCL NVDR	133,900	125,007
SCB X PCL NVDR	11,600	42,977
Siam Cement PCL NVDR	10,600	48,454
True Corp. PCL NVDR†	88,527	30,630
		1,231,875
Turkey — 0.6%
Akbank Turk AS	36,733	65,910
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,350	10,526
Aselsan Elektronik Sanayi Ve Ticaret AS	16,340	40,425
BIM Birlesik Magazalar AS	5,082	77,637
Coca-Cola Icecek AS	11,385	18,073
Eregli Demir ve Celik Fabrikalari TAS	34,036	21,227
Ford Otomotiv Sanayi AS	887	22,992
Haci Omer Sabanci Holding AS	12,699	35,123
KOC Holding AS	9,241	43,543
Pegasus Hava Tasimaciligi AS†	2,883	18,782
Tupras Turkiye Petrol Rafinerileri AS	10,997	43,167
Turk Hava Yollari AO†	6,134	54,011
Turkcell Iletisim Hizmetleri AS	13,637	40,975
Turkiye Is Bankasi AS	105,968	41,611
Turkiye Sise ve Cam Fabrikalari AS	10,928	11,587
Yapi ve Kredi Bankasi AS	42,418	36,075
		581,664
United Arab Emirates — 1.3%
Abu Dhabi Commercial Bank PJSC	32,808	106,969
Abu Dhabi Islamic Bank PJSC	15,058	63,881
Abu Dhabi National Oil Co. PJSC	34,636	33,938
ADNOC Drilling Co. PJSC	36,883	54,169
Aldar Properties PJSC	43,452	90,416
Americana Restaurants International PLC	33,708	21,536
Dubai Islamic Bank PJSC	33,737	70,572
Emaar Properties PJSC	74,036	272,204
Emirates NBD Bank PJSC	20,965	119,005
Emirates Telecommunications Group Co. PJSC	38,408	178,743
First Abu Dhabi Bank PJSC	49,041	194,020
Multiply Group PJSC†	33,714	19,343
		1,224,796
United Kingdom — 0.2%
Anglogold Ashanti PLC	5,170	155,174

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States — 0.5%
BeiGene, Ltd.†	7,900	$ 138,038
Legend Biotech Corp. ADR†	740	28,194
Southern Copper Corp.	974	89,238
Yum China Holdings, Inc.	4,270	197,487
		452,957
Total Common Stocks (cost $76,571,914)		83,361,698
UNAFFILIATED INVESTMENT COMPANIES — 3.6%
United States — 3.6%
iShares MSCI China A ETF (cost $3,831,579)	120,000	3,296,400
WARRANTS — 0.0%
Thailand — 0.0%
BTS Group Holdings No 8 PCL Expires 11/20/2026†	21,520	45
Srisawad Corp. PCL Expires 08/29/2025†	320	3
Total Warrants (cost $0)		48
RIGHTS — 0.0%
Brazil — 0.0%
Equatorial Energia SA Expires 02/12/2025† (cost $0)	42	34
Total Long-Term Investment Securities (cost $80,403,493)		86,658,180
SHORT-TERM INVESTMENTS — 0.2%
U.S. Government — 0.2%
United States Treasury Bills
4.16%, 06/20/2025(3)	$ 200,000	196,791
4.38%, 03/04/2025(3)	20,000	19,931
Total Short-Term Investments (cost $216,715)		216,722
TOTAL INVESTMENTS (cost $80,620,208)(4)	94.4%	86,874,902
Other assets less liabilities	5.6	5,107,674
NET ASSETS	100.0%	$91,982,576
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Emerging Markets Equity Index Portfolio has no right to demand registration of these securities. At January 31, 2025, the aggregate value of these securities was $4,667,111 representing 5.1% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2025, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Gazprom PJSC ADR
	01/28/2021	27,678	$79,635
	05/04/2018	85,356	194,454
	05/30/2018	45,862	106,108
		158,896	380,197	$0	$0.00	0.0%
Lukoil PJSC ADR
	05/30/2018	1,724	115,966
	05/04/2018	3,791	246,225
		5,515	362,191	0	0.00	0.0
MMC Norilsk Nickel PJSC ADR
	05/04/2018	5,720	98,910
	05/30/2018	2,836	49,974
		8,556	148,884	0	0.00	0.0
Mobile TeleSystems PJSC ADR
	05/30/2018	1,630	16,186
	05/03/2018	2,565	26,258
	01/09/2020	1,147	12,003
		5,342	54,447	0	0.00	0.0
Novatek PJSC GDR
	05/04/2018	924	115,173
	05/30/2018	311	44,022
		1,235	159,195	0	0.00	0.0
Novolipetsk Steel PJSC GDR	09/30/2021	1,814	54,499	0	0.00	0.0
Ozon Holdings PLC ADR	09/30/2021	701	34,889	0	0.00	0.0
Phosagro PJSC
	05/04/2018	8	110
	05/30/2018	1	4
	07/28/2020	4	53
		13	167	0	0.00	0.0
Phosagro PJSC GDR
	05/30/2018	44	593
	05/04/2018	1,191	17,007
	07/28/2020	692	8,305
		1,927	25,905	0	0.00	0.0
Polyus PJSC GDR	09/30/2021	852	68,456	0	0.00	0.0
Rosneft PJSC GDR
	05/04/2018	9,570	58,608
	05/30/2018	6,544	39,785
		16,114	98,393	0	0.00	0.0
Severstal PAO GDR
	05/04/2018	1,809	28,141
	05/30/2018	1,053	16,966
		2,862	45,107	0	0.00	0.0

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Surgutneftegas PJSC ADR
	05/04/2018	6,836	$31,487
	05/30/2018	3,705	16,724
		10,541	48,211	$0	$0.00	0.0%
Tatneft PJSC ADR
	05/04/2018	1,874	116,610
	05/30/2018	1,052	68,590
		2,926	185,200	0	0.00	0.0
VK Co., Ltd.	09/30/2021	1,364	28,193	0	0.00	0.0
X5 Retail Group NV GDR	01/28/2021	1,555	56,407	0	0.00	0.0
				$0		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
CPO—Certification de Participations Ordinario
ETF—Exchange Traded Fund
GDR—Global Depositary Receipt
NVDR—Non-Voting Depositary Receipt
QSC—Qatar Shareholding Company

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
101	Long	MSCI Emerging Markets Index	March 2025	$5,485,853	$5,506,520	$20,667
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Banks	15.9%
Semiconductors	15.1
Internet	11.7
Diversified Financial Services	4.0
Oil & Gas	4.0
Unaffiliated Investment Companies	3.6
Telecommunications	3.6
Computers	3.3
Auto Manufacturers	2.4
Insurance	2.2
Electronics	2.1
Retail	1.8
Pharmaceuticals	1.8
Electric	1.7
Chemicals	1.7
Food	1.5
Software	1.5
Mining	1.4
Real Estate	1.2
Iron/Steel	1.2
Beverages	1.1
Engineering & Construction	0.9
Electrical Components & Equipment	0.8
Commercial Services	0.7
Auto Parts & Equipment	0.6
Healthcare-Services	0.6
Building Materials	0.6
Biotechnology	0.6
Transportation	0.5
Aerospace/Defense	0.5
Shipbuilding	0.5
Miscellaneous Manufacturing	0.4
Leisure Time	0.4

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Industry Allocation*(continued)
Machinery-Diversified	0.4%
Agriculture	0.3
Coal	0.3
Home Furnishings	0.3
Investment Companies	0.3
Household Products/Wares	0.3
Holding Companies-Diversified	0.3
Gas	0.3
Airlines	0.2
Lodging	0.2
Cosmetics/Personal Care	0.2
Apparel	0.2
Short-Term Investments	0.2
Machinery-Construction & Mining	0.2
Metal Fabricate/Hardware	0.2
Distribution/Wholesale	0.2
Water	0.1
Forest Products & Paper	0.1
Pipelines	0.1
Energy-Alternate Sources	0.1
94.4%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$140,804	$185,178	$—	$325,982
Brazil	3,866,568	—	—	3,866,568
British Virgin Islands	—	—	0	0
Chile	411,747	—	—	411,747
China	549,101	17,099,576	—	17,648,677
Colombia	118,755	—	—	118,755
Cyprus	—	—	0	0
India	6,718	16,468,268	—	16,474,986
Ireland	862,602	—	—	862,602
Mexico	1,555,141	—	—	1,555,141
Netherlands	—	50,208	0	50,208
Peru	24,754	—	—	24,754
Russia	—	—	0	0
Thailand	24,588	1,207,287	—	1,231,875
United States	314,919	138,038	—	452,957
Other Countries	—	40,337,446	—	40,337,446
Unaffiliated Investment Companies	3,296,400	—	—	3,296,400
Warrants	48	—	—	48
Rights	34	—	—	34
Short-Term Investments	—	216,722	—	216,722
Total Investments at Value	$11,172,179	$75,702,723	$0	$86,874,902
Other Financial Instruments:†
Futures Contracts	$20,667	$—	$—	$20,667
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 90.1%
Advertising — 0.3%
Interpublic Group of Cos., Inc.
3.38%, 03/01/2041	$ 3,440,000	$ 2,547,345
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/2029*	75,000	70,214
4.63%, 03/15/2030*	300,000	278,872
5.00%, 08/15/2027*	175,000	172,116
7.38%, 02/15/2031*	25,000	26,196
Stagwell Global LLC
5.63%, 08/15/2029*	875,000	844,359
		3,939,102
Aerospace/Defense — 1.5%
BAE Systems Holdings, Inc.
3.85%, 12/15/2025*	2,000,000	1,985,184
Boeing Co.
2.95%, 02/01/2030	1,950,000	1,749,413
3.95%, 08/01/2059	2,670,000	1,795,571
5.81%, 05/01/2050	2,570,000	2,418,880
6.53%, 05/01/2034	4,335,000	4,579,716
6.86%, 05/01/2054	1,380,000	1,480,793
Goat Holdco LLC
6.75%, 02/01/2032*	125,000	124,581
Lockheed Martin Corp.
3.55%, 01/15/2026	6,230,000	6,180,718
TransDigm, Inc.
4.63%, 01/15/2029	175,000	165,644
5.50%, 11/15/2027	300,000	297,106
6.38%, 03/01/2029*	375,000	378,758
6.63%, 03/01/2032*	300,000	305,121
6.75%, 08/15/2028*	100,000	101,772
6.88%, 12/15/2030*	775,000	793,844
		22,357,101
Agriculture — 0.6%
BAT Capital Corp.
3.56%, 08/15/2027	4,270,000	4,141,964
4.54%, 08/15/2047	5,625,000	4,488,108
		8,630,072
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.50%, 04/20/2026*	250,000	249,857
Apparel — 0.1%
Champ Acquisition Corp.
8.38%, 12/01/2031*	325,000	338,480
Kontoor Brands, Inc.
4.13%, 11/15/2029*	275,000	255,620
William Carter Co.
5.63%, 03/15/2027*	275,000	273,756
		867,856
Auto Manufacturers — 1.7%
Daimler Truck Finance North America LLC
2.00%, 12/14/2026*	3,030,000	2,880,709
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	400,000	394,697
4.00%, 11/13/2030	750,000	679,289
4.13%, 08/17/2027	575,000	557,541
5.13%, 06/16/2025	575,000	575,007
6.13%, 03/08/2034	3,880,000	3,801,153
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
General Motors Co.
4.00%, 04/01/2025	$ 1,555,000	$ 1,553,409
5.20%, 04/01/2045	3,750,000	3,225,573
Hyundai Capital America
1.30%, 01/08/2026*	3,610,000	3,496,945
JB Poindexter & Co., Inc.
8.75%, 12/15/2031*	425,000	452,660
Stellantis Finance US, Inc.
1.71%, 01/29/2027*	3,000,000	2,810,065
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027*	5,000,000	4,536,245
		24,963,293
Auto Parts & Equipment — 0.3%
Adient Global Holdings, Ltd.
4.88%, 08/15/2026*	450,000	449,442
7.00%, 04/15/2028*	50,000	50,661
7.50%, 02/15/2033*	125,000	126,666
8.25%, 04/15/2031*	275,000	285,205
Clarios Global LP/Clarios US Finance Co.
6.75%, 05/15/2028*	275,000	280,149
6.75%, 02/15/2030*	100,000	101,569
8.50%, 05/15/2027*	975,000	979,865
Dana, Inc.
5.38%, 11/15/2027	200,000	199,131
Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/2029*	575,000	468,597
IHO Verwaltungs GmbH
6.38%, 05/15/2029*(1)	450,000	440,911
8.00%, 11/15/2032*(1)	250,000	249,547
Real Hero Merger Sub 2, Inc.
6.25%, 02/01/2029*	325,000	282,643
ZF North America Capital, Inc.
6.75%, 04/23/2030*	150,000	147,393
6.88%, 04/14/2028*	150,000	151,118
		4,212,897
Banks — 17.6%
Bank of America Corp.
2.59%, 04/29/2031	2,325,000	2,060,617
2.69%, 04/22/2032	5,600,000	4,858,792
2.88%, 10/22/2030	4,000,000	3,639,087
2.97%, 02/04/2033	3,600,000	3,113,346
3.71%, 04/24/2028	2,975,000	2,903,090
3.82%, 01/20/2028	3,170,000	3,113,718
3.95%, 04/21/2025	1,000,000	998,558
4.18%, 11/25/2027	2,760,000	2,718,900
4.38%, 04/27/2028	6,360,000	6,298,311
4.57%, 04/27/2033	3,150,000	3,013,047
5.51%, 01/24/2036	9,000,000	9,049,888
Bank of New York Mellon Corp.
3.99%, 06/13/2028	9,420,000	9,266,674
Citigroup, Inc.
2.56%, 05/01/2032	5,625,000	4,801,625
2.98%, 11/05/2030	1,390,000	1,262,851
3.06%, 01/25/2033	3,010,000	2,601,248
3.40%, 05/01/2026	3,340,000	3,290,093
3.52%, 10/27/2028	6,250,000	6,030,719
4.13%, 07/25/2028	1,340,000	1,308,410
4.30%, 11/20/2026	3,100,000	3,076,671
4.91%, 05/24/2033	3,880,000	3,756,044
5.17%, 02/13/2030	5,385,000	5,400,181
5.50%, 09/13/2025	2,500,000	2,511,184

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
6.02%, 01/24/2036	$ 5,245,000	$ 5,265,707
Citizens Financial Group, Inc.
5.72%, 07/23/2032	2,175,000	2,194,923
Comerica, Inc.
3.80%, 07/22/2026	2,330,000	2,288,622
5.98%, 01/30/2030	935,000	944,173
Goldman Sachs Capital I
6.35%, 02/15/2034	2,500,000	2,623,538
Goldman Sachs Group, Inc.
2.38%, 07/21/2032	5,000,000	4,214,910
2.62%, 04/22/2032	5,700,000	4,893,719
3.10%, 02/24/2033	4,225,000	3,667,524
3.81%, 04/23/2029	3,800,000	3,672,981
4.22%, 05/01/2029	3,125,000	3,056,536
4.39%, 06/15/2027	9,825,000	9,783,899
5.15%, 05/22/2045	3,000,000	2,760,500
5.73%, 04/25/2030	2,555,000	2,610,704
Huntington National Bank
4.55%, 05/17/2028	3,150,000	3,126,341
JPMorgan Chase & Co.
2.58%, 04/22/2032	5,700,000	4,933,034
2.95%, 02/24/2028	2,310,000	2,227,672
2.96%, 01/25/2033	3,500,000	3,043,397
4.32%, 04/26/2028	6,500,000	6,432,239
4.57%, 06/14/2030	8,570,000	8,433,915
5.14%, 01/24/2031	1,845,000	1,852,346
5.35%, 06/01/2034	4,630,000	4,642,319
5.50%, 01/24/2036	5,000,000	5,029,681
5.58%, 04/22/2030	3,330,000	3,400,486
8.00%, 04/29/2027	460,000	492,147
Morgan Stanley
1.59%, 05/04/2027	4,115,000	3,957,325
1.93%, 04/28/2032	5,000,000	4,122,868
2.94%, 01/21/2033	4,985,000	4,297,548
3.77%, 01/24/2029	2,000,000	1,937,716
3.95%, 04/23/2027	8,250,000	8,109,614
4.21%, 04/20/2028	6,500,000	6,414,927
4.46%, 04/22/2039	3,125,000	2,819,374
5.00%, 11/24/2025	2,000,000	2,003,899
5.66%, 04/18/2030	2,595,000	2,649,624
5.83%, 04/19/2035	3,010,000	3,078,860
PNC Bank NA
3.88%, 04/10/2025	3,110,000	3,104,325
PNC Financial Services Group, Inc.
4.63%, 06/06/2033	4,700,000	4,438,169
State Street Corp.
4.42%, 05/13/2033	3,150,000	2,999,218
Truist Bank
3.80%, 10/30/2026	3,000,000	2,948,031
Truist Financial Corp.
4.12%, 06/06/2028	3,850,000	3,792,429
US Bancorp
5.10%, 07/23/2030	2,185,000	2,183,937
Wells Fargo & Co.
3.35%, 03/02/2033	5,750,000	5,073,539
3.53%, 03/24/2028	5,600,000	5,445,272
3.91%, 04/25/2026	6,110,000	6,097,035
4.30%, 07/22/2027	4,800,000	4,754,498
4.90%, 11/17/2045	2,330,000	2,040,805
5.24%, 01/24/2031	3,845,000	3,864,548
		262,797,928
Security Description	Shares or Principal Amount	Value

Beverages — 2.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	$ 3,270,000	$ 2,955,201
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 04/15/2048	2,920,000	2,548,036
Bacardi, Ltd.
2.75%, 07/15/2026*	1,340,000	1,296,784
Coca-Cola Co.
1.00%, 03/15/2028	10,700,000	9,642,905
Coca-Cola Europacific Partners PLC
1.50%, 01/15/2027*	2,250,000	2,110,795
Coca-Cola Femsa SAB de CV
2.75%, 01/22/2030	4,805,000	4,325,626
Constellation Brands, Inc.
3.75%, 05/01/2050	385,000	277,007
4.35%, 05/09/2027	3,150,000	3,121,437
4.65%, 11/15/2028	5,335,000	5,281,671
5.25%, 11/15/2048	2,250,000	2,045,436
Keurig Dr Pepper, Inc.
4.42%, 05/25/2025	2,000,000	1,998,096
4.99%, 05/25/2038	1,340,000	1,256,270
PepsiCo, Inc.
1.95%, 10/21/2031	5,000,000	4,182,178
		41,041,442
Biotechnology — 1.0%
Amgen, Inc.
2.20%, 02/21/2027	5,060,000	4,815,958
5.25%, 03/02/2033	3,680,000	3,667,409
5.65%, 03/02/2053	3,630,000	3,508,098
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	1,185,000	990,594
2.80%, 09/15/2050	3,920,000	2,301,003
		15,283,062
Building Materials — 0.7%
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028*	100,000	98,221
Carrier Global Corp.
2.70%, 02/15/2031	3,110,000	2,720,911
2.72%, 02/15/2030	1,265,000	1,135,116
CP Atlas Buyer, Inc.
7.00%, 12/01/2028*	475,000	422,749
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
6.63%, 12/15/2030*	700,000	708,037
6.75%, 07/15/2031*	100,000	101,683
Lennox International, Inc.
1.70%, 08/01/2027	3,370,000	3,125,998
Masterbrand, Inc.
7.00%, 07/15/2032*	450,000	460,047
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
6.75%, 04/01/2032*	350,000	354,223
MIWD Holdco II LLC/MIWD Finance Corp.
5.50%, 02/01/2030*	175,000	166,586
Quikrete Holdings, Inc.
6.38%, 03/01/2032*	225,000	225,000
6.75%, 03/01/2033*	100,000	100,000
Standard Building Solutions, Inc.
6.50%, 08/15/2032*	250,000	252,481

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Building Materials (continued)
Standard Industries, Inc.
4.75%, 01/15/2028*	$ 150,000	$ 145,936
5.00%, 02/15/2027*	875,000	862,863
		10,879,851
Chemicals — 0.2%
Axalta Coating Systems Dutch Holding B BV
7.25%, 02/15/2031*	150,000	156,215
Axalta Coating Systems LLC
3.38%, 02/15/2029*	350,000	321,700
Element Solutions, Inc.
3.88%, 09/01/2028*	400,000	381,789
H.B. Fuller Co.
4.25%, 10/15/2028	325,000	308,901
Herens Holdco Sarl
4.75%, 05/15/2028*	425,000	390,315
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.
9.00%, 07/01/2028*	250,000	252,226
Olympus Water US Holding Corp.
6.25%, 10/01/2029*	675,000	648,971
7.25%, 06/15/2031*	175,000	178,172
9.75%, 11/15/2028*	375,000	397,019
SNF Group SACA
3.38%, 03/15/2030*	300,000	264,131
WR Grace Holdings LLC
5.63%, 08/15/2029*	400,000	373,835
7.38%, 03/01/2031*	50,000	51,583
		3,724,857
Commercial Services — 2.5%
Allied Universal Holdco LLC
7.88%, 02/15/2031*	250,000	256,323
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/2029*	800,000	740,210
9.75%, 07/15/2027*	200,000	201,260
Ashtead Capital, Inc.
2.45%, 08/12/2031*	3,750,000	3,150,406
Belron UK Finance PLC
5.75%, 10/15/2029*	325,000	322,083
Boost Newco Borrower LLC
7.50%, 01/15/2031*	725,000	758,989
Brink's Co.
6.50%, 06/15/2029*	300,000	305,802
6.75%, 06/15/2032*	300,000	306,164
Cintas Corp. No. 2
3.70%, 04/01/2027	3,140,000	3,082,002
4.00%, 05/01/2032	3,375,000	3,169,031
Equifax, Inc.
3.25%, 06/01/2026	3,425,000	3,356,032
ERAC USA Finance LLC
4.50%, 02/15/2045*	750,000	641,575
5.63%, 03/15/2042*	4,090,000	4,058,850
Garda World Security Corp.
6.00%, 06/01/2029*	600,000	577,932
7.75%, 02/15/2028*	150,000	155,569
8.25%, 08/01/2032*	100,000	102,861
8.38%, 11/15/2032*	450,000	464,628
Global Payments, Inc.
4.45%, 06/01/2028	870,000	855,767
4.80%, 04/01/2026	695,000	694,261
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
GXO Logistics, Inc.
1.65%, 07/15/2026	$ 2,395,000	$ 2,286,797
2.65%, 07/15/2031	2,825,000	2,413,133
S&P Global, Inc.
4.25%, 05/01/2029	5,415,000	5,306,538
United Rentals North America, Inc.
6.00%, 12/15/2029*	350,000	355,696
6.13%, 03/15/2034*	200,000	200,326
Verisk Analytics, Inc.
4.00%, 06/15/2025	250,000	249,313
4.13%, 03/15/2029	160,000	155,292
5.50%, 06/15/2045	3,560,000	3,373,509
ZipRecruiter, Inc.
5.00%, 01/15/2030*	200,000	182,322
		37,722,671
Computers — 2.6%
Amentum Holdings, Inc.
7.25%, 08/01/2032*	450,000	456,208
Apple, Inc.
1.65%, 05/11/2030	7,320,000	6,316,126
1.65%, 02/08/2031	7,000,000	5,927,912
2.80%, 02/08/2061	8,615,000	5,096,788
Dell International LLC/EMC Corp.
8.35%, 07/15/2046	2,000,000	2,531,939
Fortinet, Inc.
1.00%, 03/15/2026	1,200,000	1,152,867
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031*	525,000	541,304
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	7,000,000	6,827,782
Insight Enterprises, Inc.
6.63%, 05/15/2032*	300,000	305,025
Leidos Holdings, Inc.
5.95%, 12/01/2040	850,000	853,864
Leidos, Inc.
2.30%, 02/15/2031	5,595,000	4,736,563
3.63%, 05/15/2025	1,475,000	1,470,260
McAfee Corp.
7.38%, 02/15/2030*	1,100,000	1,083,707
NCR Voyix Corp.
5.13%, 04/15/2029*	175,000	166,907
NCR Atleos Corp.
9.50%, 04/01/2029*	250,000	272,386
NCR Voyix Corp.
5.00%, 10/01/2028*	125,000	120,468
Science Applications International Corp.
4.88%, 04/01/2028*	250,000	242,182
Seagate HDD Cayman
8.50%, 07/15/2031	175,000	187,334
9.63%, 12/01/2032	331,500	376,834
		38,666,456
Cosmetics/Personal Care — 0.0%
Edgewell Personal Care Co.
5.50%, 06/01/2028*	525,000	517,621
Distribution/Wholesale — 0.2%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/2029*	400,000	369,812
4.00%, 01/15/2028*	50,000	48,230
BCPE Empire Holdings, Inc.
7.63%, 05/01/2027*	925,000	928,851

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Distribution/Wholesale (continued)
Gates Corp.
6.88%, 07/01/2029*	$ 525,000	$ 536,945
H&E Equipment Services, Inc.
3.88%, 12/15/2028*	250,000	249,548
Velocity Vehicle Group LLC
8.00%, 06/01/2029*	200,000	208,350
		2,341,736
Diversified Financial Services — 2.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/2026	1,830,000	1,777,565
3.40%, 10/29/2033	2,500,000	2,133,727
4.63%, 10/15/2027	3,150,000	3,132,752
5.30%, 01/19/2034	1,500,000	1,478,074
Air Lease Corp.
3.63%, 12/01/2027	2,650,000	2,568,298
Ally Financial, Inc.
5.75%, 11/20/2025	225,000	225,949
American Express Co.
4.05%, 05/03/2029	4,725,000	4,614,385
Capital One Financial Corp.
4.20%, 10/29/2025	1,690,000	1,681,786
Cboe Global Markets, Inc.
3.65%, 01/12/2027	3,000,000	2,949,973
Charles Schwab Corp.
3.63%, 04/01/2025	2,650,000	2,646,067
FMR LLC
7.57%, 06/15/2029*	2,200,000	2,424,234
Jefferies Financial Group, Inc.
2.63%, 10/15/2031	3,150,000	2,668,681
4.85%, 01/15/2027	3,475,000	3,478,403
6.50%, 01/20/2043	1,170,000	1,225,533
Macquarie Airfinance Holdings, Ltd.
6.40%, 03/26/2029*	25,000	25,762
6.50%, 03/26/2031*	25,000	25,912
8.13%, 03/30/2029*	300,000	316,191
Navient Corp.
5.00%, 03/15/2027	150,000	147,397
5.50%, 03/15/2029	75,000	71,895
6.75%, 06/25/2025	175,000	175,776
6.75%, 06/15/2026	200,000	203,416
Rocket Mtg. LLC/Rocket Mtg. Co.-Issuer, Inc.
2.88%, 10/15/2026*	350,000	333,912
3.88%, 03/01/2031*	550,000	486,026
United Wholesale Mtg. LLC
5.50%, 11/15/2025*	400,000	399,716
5.75%, 06/15/2027*	500,000	497,007
UWM Holdings LLC
6.63%, 02/01/2030*	125,000	125,255
		35,813,692
Electric — 5.0%
AEP Texas, Inc.
4.70%, 05/15/2032	3,275,000	3,139,103
Ameren Corp.
1.95%, 03/15/2027	1,090,000	1,029,162
3.65%, 02/15/2026	1,480,000	1,463,535
American Electric Power Co., Inc.
3.20%, 11/13/2027	3,125,000	3,000,928
Black Hills Corp.
2.50%, 06/15/2030	1,210,000	1,059,909
Security Description	Shares or Principal Amount	Value

Electric (continued)
Calpine Corp.
5.00%, 02/01/2031*	$ 500,000	$ 477,487
5.13%, 03/15/2028*	250,000	245,478
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	1,145,000	1,161,713
Consolidated Edison Co. of New York, Inc.
4.63%, 12/01/2054	1,367,000	1,145,108
Constellation Energy Generation LLC
5.75%, 10/01/2041	500,000	486,374
Dominion Energy, Inc.
3.38%, 04/01/2030	6,350,000	5,847,250
Emera US Finance LP
3.55%, 06/15/2026	1,240,000	1,216,712
4.75%, 06/15/2046	1,880,000	1,564,580
Enel Finance International NV
2.50%, 07/12/2031*	5,000,000	4,218,297
4.88%, 06/14/2029*	980,000	979,109
Eversource Energy
3.35%, 03/15/2026	3,300,000	3,239,569
Exelon Corp.
3.95%, 06/15/2025	1,500,000	1,496,907
4.10%, 03/15/2052	7,980,000	6,050,283
Fortis, Inc.
3.06%, 10/04/2026	3,220,000	3,127,432
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/2028	7,840,000	7,557,200
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/2027	7,575,000	7,395,554
4.63%, 07/15/2027	2,010,000	2,009,788
NRG Energy, Inc.
5.75%, 01/15/2028	350,000	350,540
Puget Energy, Inc.
2.38%, 06/15/2028	925,000	848,870
Sempra
3.70%, 04/01/2029	6,100,000	5,783,258
6.00%, 10/15/2039	1,170,000	1,176,183
TransAlta Corp.
7.75%, 11/15/2029	175,000	181,687
Virginia Electric & Power Co.
3.75%, 05/15/2027	3,275,000	3,209,798
Vistra Operations Co. LLC
5.50%, 09/01/2026*	150,000	149,938
5.63%, 02/15/2027*	500,000	499,912
6.88%, 04/15/2032*	150,000	154,336
7.75%, 10/15/2031*	200,000	211,133
Xcel Energy, Inc.
4.60%, 06/01/2032	3,160,000	3,013,570
XPLR Infrastructure Operating Partners LP
4.50%, 09/15/2027*	250,000	237,190
7.25%, 01/15/2029*	250,000	251,528
		73,979,421
Electrical Components & Equipment — 0.1%
Energizer Holdings, Inc.
4.38%, 03/31/2029*	600,000	560,955
4.75%, 06/15/2028*	225,000	216,115
6.50%, 12/31/2027*	175,000	177,465
WESCO Distribution, Inc.
6.38%, 03/15/2029*	125,000	127,341
6.63%, 03/15/2032*	175,000	178,923
7.25%, 06/15/2028*	300,000	305,689
		1,566,488

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electronics — 2.4%
Allegion PLC
3.50%, 10/01/2029	$ 3,900,000	$ 3,659,216
Allegion US Holding Co., Inc.
3.55%, 10/01/2027	6,070,000	5,861,774
Coherent Corp.
5.00%, 12/15/2029*	550,000	529,299
Flex, Ltd.
4.75%, 06/15/2025	1,935,000	1,934,476
Honeywell International, Inc.
1.10%, 03/01/2027	10,700,000	9,996,969
Hubbell, Inc.
2.30%, 03/15/2031	2,100,000	1,798,445
Keysight Technologies, Inc.
3.00%, 10/30/2029	1,425,000	1,304,420
Sensata Technologies BV
5.88%, 09/01/2030*	200,000	196,798
Sensata Technologies, Inc.
6.63%, 07/15/2032*	200,000	201,276
TTM Technologies, Inc.
4.00%, 03/01/2029*	400,000	375,137
Tyco Electronics Group SA
3.70%, 02/15/2026	9,297,000	9,213,152
		35,070,962
Energy-Alternate Sources — 0.0%
TerraForm Power Operating LLC
4.75%, 01/15/2030*	175,000	161,638
5.00%, 01/31/2028*	425,000	409,531
		571,169
Entertainment — 0.7%
Caesars Entertainment, Inc.
4.63%, 10/15/2029*	550,000	519,238
6.00%, 10/15/2032*	75,000	72,986
6.50%, 02/15/2032*	250,000	253,113
7.00%, 02/15/2030*	200,000	206,142
CCM Merger, Inc.
6.38%, 05/01/2026*	275,000	274,912
Churchill Downs, Inc.
5.75%, 04/01/2030*	50,000	49,393
6.75%, 05/01/2031*	525,000	533,914
Light & Wonder International, Inc.
7.25%, 11/15/2029*	300,000	309,481
7.50%, 09/01/2031*	200,000	208,358
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 05/01/2029*	625,000	595,930
Mohegan Tribal Gaming Authority
8.00%, 02/01/2026*	500,000	498,022
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.
8.00%, 08/01/2030*	350,000	362,262
Penn Entertainment, Inc.
4.13%, 07/01/2029*	425,000	387,154
Scientific Games Holdings LP/Scientific Games US FinCo., Inc.
6.63%, 03/01/2030*	450,000	438,134
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	575,000	555,687
Six Flags Entertainment Corp.
7.25%, 05/15/2031*	500,000	515,067
WarnerMedia Holdings, Inc.
5.05%, 03/15/2042	4,595,000	3,698,183
Security Description	Shares or Principal Amount	Value

Entertainment (continued)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
6.25%, 03/15/2033*	$ 125,000	$ 123,826
7.13%, 02/15/2031*	275,000	287,549
		9,889,351
Environmental Control — 0.1%
Madison IAQ LLC
5.88%, 06/30/2029*	1,000,000	963,921
Food — 2.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/2029*	400,000	367,975
5.88%, 02/15/2028*	50,000	49,927
6.50%, 02/15/2028*	150,000	152,786
7.50%, 03/15/2026*	100,000	100,133
Grupo Bimbo SAB de CV
4.88%, 06/27/2044*	2,736,000	2,363,790
Kraft Heinz Foods Co.
4.38%, 06/01/2046	6,160,000	5,013,866
Kroger Co.
3.50%, 02/01/2026	3,150,000	3,114,409
4.45%, 02/01/2047	1,325,000	1,092,341
5.00%, 09/15/2034	3,135,000	3,041,926
6.90%, 04/15/2038	940,000	1,039,606
Performance Food Group, Inc.
4.25%, 08/01/2029*	375,000	352,568
5.50%, 10/15/2027*	225,000	223,787
6.13%, 09/15/2032*	50,000	50,105
Post Holdings, Inc.
5.50%, 12/15/2029*	450,000	440,543
6.25%, 02/15/2032*	125,000	125,094
6.25%, 10/15/2034*	75,000	73,087
6.38%, 03/01/2033*	200,000	196,984
Smithfield Foods, Inc.
2.63%, 09/13/2031*	3,230,000	2,710,913
3.00%, 10/15/2030*	4,220,000	3,701,830
Sysco Corp.
4.45%, 03/15/2048	5,175,000	4,250,969
US Foods, Inc.
4.75%, 02/15/2029*	350,000	338,493
5.75%, 04/15/2033*	75,000	72,911
6.88%, 09/15/2028*	225,000	231,053
		29,105,096
Gas — 0.5%
National Fuel Gas Co.
2.95%, 03/01/2031	2,580,000	2,232,831
5.50%, 01/15/2026	2,025,000	2,034,997
NiSource, Inc.
4.38%, 05/15/2047	935,000	763,204
Southern Co. Gas Capital Corp.
3.95%, 10/01/2046	2,370,000	1,830,356
		6,861,388
Healthcare-Products — 2.5%
Abbott Laboratories
1.40%, 06/30/2030	3,075,000	2,611,194
3.75%, 11/30/2026	10,058,000	9,955,798
Agilent Technologies, Inc.
3.05%, 09/22/2026	3,330,000	3,242,849
Alcon Finance Corp.
2.60%, 05/27/2030*	2,585,000	2,294,619

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Products (continued)
3.00%, 09/23/2029*	$ 2,245,000	$ 2,063,732
Avantor Funding, Inc.
4.63%, 07/15/2028*	300,000	290,036
Danaher Corp.
2.60%, 10/01/2050	6,855,000	4,072,611
2.80%, 12/10/2051	3,475,000	2,127,435
DH Europe Finance II SARL
2.60%, 11/15/2029	1,665,000	1,511,936
3.40%, 11/15/2049	4,180,000	2,944,340
Medline Borrower LP
5.25%, 10/01/2029*	1,375,000	1,332,282
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.25%, 04/01/2029*	175,000	177,821
Neogen Food Safety Corp.
8.63%, 07/20/2030*	225,000	240,474
Revvity, Inc.
1.90%, 09/15/2028	2,675,000	2,409,408
3.30%, 09/15/2029	2,525,000	2,338,066
		37,612,601
Healthcare-Services — 2.1%
AHP Health Partners, Inc.
5.75%, 07/15/2029*	375,000	357,742
CHS/Community Health Systems, Inc.
5.63%, 03/15/2027*	200,000	194,190
6.00%, 01/15/2029*	225,000	205,094
6.13%, 04/01/2030*	150,000	98,364
6.88%, 04/15/2029*	325,000	223,031
Concentra Escrow Issuer Corp.
6.88%, 07/15/2032*	125,000	129,257
Elevance Health, Inc.
1.50%, 03/15/2026	5,250,000	5,073,306
4.55%, 05/15/2052	3,155,000	2,554,713
5.85%, 01/15/2036	760,000	771,227
HCA, Inc.
5.45%, 09/15/2034	6,800,000	6,661,173
HealthEquity, Inc.
4.50%, 10/01/2029*	475,000	448,254
IQVIA, Inc.
6.50%, 05/15/2030*	350,000	357,107
LifePoint Health, Inc.
5.38%, 01/15/2029*	100,000	88,519
Molina Healthcare, Inc.
6.25%, 01/15/2033*	350,000	347,488
Select Medical Corp.
6.25%, 12/01/2032*	475,000	466,648
Tenet Healthcare Corp.
4.25%, 06/01/2029	175,000	165,342
5.13%, 11/01/2027	325,000	321,473
6.13%, 10/01/2028	375,000	375,201
6.25%, 02/01/2027	250,000	250,506
6.75%, 05/15/2031	250,000	255,842
UnitedHealth Group, Inc.
2.30%, 05/15/2031	5,000,000	4,277,143
3.75%, 07/15/2025	3,165,000	3,155,840
3.88%, 08/15/2059	3,000,000	2,123,962
4.75%, 05/15/2052	3,100,000	2,659,638
		31,561,060
Holding Companies-Diversified — 0.0%
Stena International SA
7.25%, 01/15/2031*	250,000	255,442
Security Description	Shares or Principal Amount	Value

Insurance — 2.0%
Acrisure LLC/Acrisure Finance, Inc.
7.50%, 11/06/2030*	$ 375,000	$ 387,715
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
5.88%, 11/01/2029*	125,000	120,603
6.75%, 10/15/2027*	125,000	124,449
7.00%, 01/15/2031*	400,000	407,014
7.38%, 10/01/2032*	450,000	459,809
AmWINS Group, Inc.
4.88%, 06/30/2029*	625,000	595,287
6.38%, 02/15/2029*	250,000	252,893
Ardonagh Finco, Ltd.
7.75%, 02/15/2031*	200,000	205,892
Ardonagh Group Finance, Ltd.
8.88%, 02/15/2032*	1,300,000	1,346,577
AssuredPartners, Inc.
5.63%, 01/15/2029*	575,000	581,759
7.50%, 02/15/2032*	125,000	135,191
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 05/15/2031*	550,000	562,585
BroadStreet Partners, Inc.
5.88%, 04/15/2029*	950,000	930,077
Hartford Financial Services Group, Inc.
6.63%, 04/15/2042	2,255,000	2,395,746
HUB International, Ltd.
5.63%, 12/01/2029*	1,150,000	1,127,743
7.25%, 06/15/2030*	525,000	542,839
7.38%, 01/31/2032*	300,000	308,479
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030*	300,000	319,249
10.50%, 12/15/2030*	500,000	541,345
Lincoln National Corp.
7.00%, 06/15/2040	1,425,000	1,559,932
Massachusetts Mutual Life Insurance Co.
8.88%, 06/01/2039*	1,008,000	1,234,543
MBIA, Inc.
6.63%, 10/01/2028	250,000	242,623
MetLife, Inc.
10.75%, 08/01/2069	900,000	1,198,517
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039*	2,870,000	3,663,781
New York Life Insurance Co.
6.75%, 11/15/2039*	420,000	465,359
Pacific LifeCorp
6.60%, 09/15/2033*	2,700,000	2,901,639
Panther Escrow Issuer LLC
7.13%, 06/01/2031*	900,000	921,662
Penn Mutual Life Insurance Co.
7.63%, 06/15/2040*	875,000	962,348
Prudential Financial, Inc.
6.20%, 11/15/2040	850,000	886,414
6.63%, 12/01/2037	2,130,000	2,346,469
Ryan Specialty LLC
4.38%, 02/01/2030*	175,000	165,113
5.88%, 08/01/2032*	325,000	322,036
USF&G Capital III
8.31%, 07/01/2046*	250,000	254,924
USI, Inc.
7.50%, 01/15/2032*	850,000	887,159
		29,357,771

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Internet — 2.1%
Alphabet, Inc.
2.25%, 08/15/2060	$ 6,000,000	$ 3,242,862
Amazon.com, Inc.
2.70%, 06/03/2060	8,580,000	4,935,674
3.30%, 04/13/2027	3,365,000	3,292,038
3.60%, 04/13/2032	6,450,000	5,964,363
Booking Holdings, Inc.
4.63%, 04/13/2030	4,895,000	4,849,511
Cars.com, Inc.
6.38%, 11/01/2028*	300,000	300,125
Expedia Group, Inc.
3.25%, 02/15/2030	3,800,000	3,505,913
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	300,000	297,262
Match Group Holdings II LLC
4.63%, 06/01/2028*	550,000	529,289
5.00%, 12/15/2027*	175,000	171,481
Millennium Escrow Corp.
6.63%, 08/01/2026*	100,000	77,719
Netflix, Inc.
4.88%, 04/15/2028	3,050,000	3,067,206
VeriSign, Inc.
2.70%, 06/15/2031	1,220,000	1,051,384
		31,284,827
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.
4.88%, 03/01/2031*	225,000	203,791
6.75%, 04/15/2030*	375,000	373,262
7.00%, 03/15/2032*	150,000	149,632
		726,685
Leisure Time — 0.1%
Acushnet Co.
7.38%, 10/15/2028*	100,000	103,843
Carnival Corp.
6.00%, 05/01/2029*	375,000	375,725
7.00%, 08/15/2029*	50,000	52,411
7.63%, 03/01/2026*	100,000	100,173
NCL Corp., Ltd.
5.88%, 03/15/2026*	40,000	40,146
6.25%, 03/01/2030*	125,000	125,714
6.75%, 02/01/2032*	200,000	203,123
7.75%, 02/15/2029*	50,000	53,116
8.13%, 01/15/2029*	75,000	79,640
NCL Finance, Ltd.
6.13%, 03/15/2028*	125,000	126,254
Royal Caribbean Cruises, Ltd.
5.38%, 07/15/2027*	225,000	225,062
5.50%, 08/31/2026*	100,000	100,123
5.63%, 09/30/2031*	50,000	49,629
6.00%, 02/01/2033*	300,000	302,376
6.25%, 03/15/2032*	150,000	152,620
		2,089,955
Lodging — 0.2%
Boyd Gaming Corp.
4.75%, 12/01/2027	250,000	245,301
4.75%, 06/15/2031*	225,000	209,918
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/2032*	250,000	219,822
5.38%, 05/01/2025*	75,000	74,722
5.75%, 05/01/2028*	75,000	75,056
Security Description	Shares or Principal Amount	Value

Lodging (continued)
5.88%, 03/15/2033*	$ 125,000	$ 124,183
MGM Resorts International
6.13%, 09/15/2029	175,000	175,137
6.50%, 04/15/2032	425,000	425,344
Station Casinos LLC
4.50%, 02/15/2028*	600,000	574,957
6.63%, 03/15/2032*	125,000	125,714
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/2028*	400,000	384,312
		2,634,466
Machinery-Construction & Mining — 0.2%
Weir Group PLC
2.20%, 05/13/2026*	3,865,000	3,729,494
Machinery-Diversified — 0.3%
John Deere Capital Corp.
3.90%, 06/07/2032	4,700,000	4,373,295
SPX FLOW, Inc.
8.75%, 04/01/2030*	600,000	623,422
		4,996,717
Media — 4.3%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031*	350,000	310,496
4.25%, 01/15/2034*	350,000	285,940
4.75%, 03/01/2030*	475,000	439,975
5.00%, 02/01/2028*	400,000	389,369
5.38%, 06/01/2029*	675,000	652,353
5.50%, 05/01/2026*	350,000	348,696
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	3,000,000	2,547,792
3.90%, 06/01/2052	3,400,000	2,185,324
4.91%, 07/23/2025	634,000	633,614
6.48%, 10/23/2045	2,365,000	2,250,151
Comcast Corp.
2.65%, 02/01/2030	8,020,000	7,221,144
3.30%, 02/01/2027	4,690,000	4,579,797
4.00%, 11/01/2049	3,554,000	2,671,001
Cox Communications, Inc.
3.35%, 09/15/2026*	3,125,000	3,055,695
CSC Holdings LLC
4.13%, 12/01/2030*	375,000	283,089
5.00%, 11/15/2031*	450,000	238,889
5.50%, 04/15/2027*	250,000	231,492
5.75%, 01/15/2030*	200,000	116,078
6.50%, 02/01/2029*	475,000	404,938
Discovery Communications LLC
4.65%, 05/15/2050	1,110,000	782,576
DISH DBS Corp.
5.13%, 06/01/2029	475,000	312,426
Gray Television, Inc.
5.38%, 11/15/2031*	175,000	104,343
Grupo Televisa SAB
5.00%, 05/13/2045	835,000	595,116
6.63%, 03/18/2025	4,673,000	4,675,660
NBCUniversal Media LLC
5.95%, 04/01/2041	2,000,000	2,021,874
Nexstar Media, Inc.
5.63%, 07/15/2027*	200,000	197,259
Paramount Global
4.90%, 08/15/2044	2,550,000	1,967,814
4.95%, 05/19/2050	940,000	722,644

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
Sinclair Television Group, Inc.
5.50%, 03/01/2030*	$ 400,000	$ 279,000
Sirius XM Radio, Inc.
3.88%, 09/01/2031*	475,000	409,052
4.13%, 07/01/2030*	250,000	223,458
5.00%, 08/01/2027*	150,000	147,294
5.50%, 07/01/2029*	150,000	146,063
Sunrise FinCo I BV
4.88%, 07/15/2031*	725,000	672,851
Telenet Finance Luxembourg Notes Sarl
5.50%, 03/01/2028*	750,000	724,145
Time Warner Cable LLC
4.50%, 09/15/2042	1,000,000	766,548
5.50%, 09/01/2041	3,910,000	3,394,448
6.75%, 06/15/2039	690,000	690,161
TWDC Enterprises 18 Corp.
3.00%, 02/13/2026	1,059,000	1,044,180
Univision Communications, Inc.
7.38%, 06/30/2030*	300,000	296,002
8.00%, 08/15/2028*	275,000	281,122
Virgin Media Finance PLC
5.00%, 07/15/2030*	575,000	500,702
Virgin Media Secured Finance PLC
4.50%, 08/15/2030*	200,000	177,352
5.50%, 05/15/2029*	200,000	191,493
Walt Disney Co.
2.20%, 01/13/2028	13,900,000	13,047,977
Ziggo Bond Co. BV
5.13%, 02/28/2030*	325,000	295,578
Ziggo BV
4.88%, 01/15/2030*	200,000	187,350
		63,700,321
Metal Fabricate/Hardware — 0.5%
Valmont Industries, Inc.
5.00%, 10/01/2044	500,000	454,867
5.25%, 10/01/2054	3,815,000	3,494,314
Worthington Enterprises, Inc.
4.30%, 08/01/2032	3,805,000	3,306,490
		7,255,671
Mining — 0.4%
Coeur Mining, Inc.
5.13%, 02/15/2029*	400,000	388,966
Glencore Funding LLC
2.63%, 09/23/2031*	4,000,000	3,390,593
2.85%, 04/27/2031*	2,790,000	2,431,108
		6,210,667
Miscellaneous Manufacturing — 0.5%
Hillenbrand, Inc.
6.25%, 02/15/2029	325,000	327,878
Teledyne Technologies, Inc.
1.60%, 04/01/2026	5,750,000	5,548,293
Textron, Inc.
3.88%, 03/01/2025	905,000	904,222
3.90%, 09/17/2029	1,215,000	1,159,321
		7,939,714
Office Furnishings — 0.0%
Interface, Inc.
5.50%, 12/01/2028*	600,000	589,830
Security Description	Shares or Principal Amount	Value

Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/2026	$ 1,510,000	$ 1,451,392
Zebra Technologies Corp.
6.50%, 06/01/2032*	125,000	127,842
		1,579,234
Oil & Gas — 3.5%
Aethon United BR LP/Aethon United Finance Corp.
7.50%, 10/01/2029*	300,000	307,671
Antero Resources Corp.
5.38%, 03/01/2030*	125,000	122,326
APA Corp.
6.10%, 02/15/2035*	595,000	592,139
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/2029*	150,000	147,592
6.63%, 10/15/2032*	150,000	151,253
8.25%, 12/31/2028*	275,000	280,660
BP Capital Markets America, Inc.
1.75%, 08/10/2030	1,485,000	1,260,974
2.94%, 06/04/2051	5,325,000	3,306,482
3.12%, 05/04/2026	2,810,000	2,764,059
Cenovus Energy, Inc.
3.75%, 02/15/2052	3,780,000	2,585,365
4.40%, 04/15/2029	2,460,000	2,375,721
Chevron USA, Inc.
1.02%, 08/12/2027	7,370,000	6,784,414
Chord Energy Corp.
6.38%, 06/01/2026*	275,000	275,083
Civitas Resources, Inc.
8.38%, 07/01/2028*	325,000	339,908
8.63%, 11/01/2030*	50,000	52,998
8.75%, 07/01/2031*	50,000	52,733
CNPC HK Overseas Capital, Ltd.
5.95%, 04/28/2041*	1,550,000	1,653,933
CNX Resources Corp.
7.25%, 03/01/2032*	50,000	50,987
Comstock Resources, Inc.
6.75%, 03/01/2029*	400,000	392,585
6.75%, 03/01/2029*	200,000	196,393
ConocoPhillips Co.
2.40%, 03/07/2025	6,525,000	6,511,847
Coterra Energy, Inc.
5.60%, 03/15/2034	4,630,000	4,615,489
Diamondback Energy, Inc.
5.75%, 04/18/2054	2,120,000	1,990,519
Hess Corp.
5.60%, 02/15/2041	4,221,000	4,152,305
HF Sinclair Corp.
5.00%, 02/01/2028	350,000	348,278
Marathon Petroleum Corp.
4.50%, 04/01/2048	1,725,000	1,351,831
6.50%, 03/01/2041	730,000	759,644
Matador Resources Co.
6.25%, 04/15/2033*	100,000	98,540
6.50%, 04/15/2032*	275,000	275,682
Nabors Industries, Inc.
7.38%, 05/15/2027*	75,000	75,548
8.88%, 08/15/2031*	125,000	118,363
9.13%, 01/31/2030*	200,000	207,600
Nabors Industries, Ltd.
7.50%, 01/15/2028*	50,000	48,321

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Occidental Petroleum Corp.
5.88%, 09/01/2025	$ 287,000	$ 287,636
Permian Resources Operating LLC
5.38%, 01/15/2026*	250,000	249,349
6.25%, 02/01/2033*	125,000	125,302
Precision Drilling Corp.
6.88%, 01/15/2029*	75,000	75,650
7.13%, 01/15/2026*	136,000	136,344
Range Resources Corp.
4.88%, 05/15/2025	200,000	199,745
8.25%, 01/15/2029	75,000	77,188
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.
7.88%, 11/01/2028*	250,000	259,732
SM Energy Co.
6.75%, 09/15/2026	325,000	325,117
6.75%, 08/01/2029*	150,000	150,060
Southwestern Energy Co.
5.38%, 03/15/2030	200,000	196,391
TGNR Intermediate Holdings LLC
5.50%, 10/15/2029*	275,000	261,135
Valero Energy Corp.
3.65%, 12/01/2051	2,925,000	1,982,441
4.00%, 04/01/2029	1,535,000	1,475,790
4.90%, 03/15/2045	1,000,000	884,267
7.50%, 04/15/2032	1,540,000	1,732,740
		52,666,130
Oil & Gas Services — 0.2%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028*	50,000	50,247
6.88%, 04/01/2027*	700,000	700,058
Kodiak Gas Services LLC
7.25%, 02/15/2029*	375,000	385,986
Solaris Midstream Holdings LLC
7.63%, 04/01/2026*	375,000	376,045
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/2027	775,000	779,801
		2,292,137
Packaging & Containers — 0.4%
ARD Finance SA
6.50%, 06/30/2027*(1)	330,187	18,986
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.00%, 09/01/2029*	725,000	632,771
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%, 08/15/2027*	450,000	248,771
Ball Corp.
6.00%, 06/15/2029	250,000	252,539
6.88%, 03/15/2028	175,000	179,591
Clearwater Paper Corp.
4.75%, 08/15/2028*	500,000	471,726
Clydesdale Acquisition Holdings, Inc.
6.88%, 01/15/2030*	200,000	203,180
8.75%, 04/15/2030*	950,000	969,096
Graphic Packaging International LLC
4.75%, 07/15/2027*	300,000	294,362
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027*	275,000	280,214
Security Description	Shares or Principal Amount	Value

Packaging & Containers (continued)
9.25%, 04/15/2027*	$ 250,000	$ 254,690
OI European Group BV
4.75%, 02/15/2030*	250,000	227,169
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/2027*	493,000	494,621
7.25%, 05/15/2031*	50,000	48,738
Sealed Air Corp.
6.50%, 07/15/2032*	375,000	380,985
Sealed Air Corp./Sealed Air Corp. US
6.13%, 02/01/2028*	100,000	100,907
7.25%, 02/15/2031*	150,000	155,915
Trivium Packaging Finance BV
8.50%, 08/15/2027*	875,000	875,625
		6,089,886
Pharmaceuticals — 5.0%
AbbVie, Inc.
2.95%, 11/21/2026	5,950,000	5,793,767
3.20%, 11/21/2029	6,575,000	6,128,548
4.80%, 03/15/2027	1,050,000	1,055,943
4.80%, 03/15/2029	500,000	500,838
4.95%, 03/15/2031	1,540,000	1,544,842
AstraZeneca PLC
2.13%, 08/06/2050	4,970,000	2,691,372
3.13%, 06/12/2027	3,085,000	2,995,456
3.38%, 11/16/2025	6,065,000	6,014,149
Bausch Health Cos., Inc.
5.25%, 01/30/2030*	225,000	119,250
6.25%, 02/15/2029*	550,000	340,137
Bayer US Finance II LLC
4.25%, 12/15/2025*	910,000	903,645
4.88%, 06/25/2048*	1,000,000	788,126
Becton Dickinson & Co.
3.70%, 06/06/2027	3,025,000	2,960,862
4.69%, 12/15/2044	3,088,000	2,692,290
BellRing Brands, Inc.
7.00%, 03/15/2030*	400,000	414,621
Bristol-Myers Squibb Co.
3.40%, 07/26/2029	6,250,000	5,911,703
CVS Health Corp.
3.88%, 07/20/2025	2,025,000	2,016,829
4.78%, 03/25/2038	3,130,000	2,749,238
5.05%, 03/25/2048	2,740,000	2,290,198
5.13%, 07/20/2045	1,265,000	1,084,335
CVS Pass-Through Trust
5.30%, 01/11/2027*	94,550	94,070
Grifols SA
4.75%, 10/15/2028*	700,000	647,577
Jazz Securities DAC
4.38%, 01/15/2029*	275,000	261,953
Johnson & Johnson
1.30%, 09/01/2030	11,565,000	9,750,791
Merck & Co., Inc.
1.70%, 06/10/2027	7,325,000	6,891,641
Organon & Co./Organon Foreign Debt Co.-Issuer BV
5.13%, 04/30/2031*	475,000	429,987
6.75%, 05/15/2034*	200,000	200,926
Pfizer Investment Enterprises Pte., Ltd.
5.30%, 05/19/2053	7,000,000	6,554,358
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/2030	1,660,000	1,442,077
		75,269,529

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines — 3.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/2029*	$ 350,000	$ 342,183
5.75%, 03/01/2027*	425,000	424,942
6.63%, 02/01/2032*	325,000	331,959
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 07/15/2029*	75,000	77,042
7.25%, 07/15/2032*	100,000	104,642
Boardwalk Pipelines LP
3.40%, 02/15/2031	1,915,000	1,713,597
3.60%, 09/01/2032	2,970,000	2,611,188
4.80%, 05/03/2029	980,000	971,261
Cheniere Energy Partners LP
4.50%, 10/01/2029	200,000	193,907
CNX Midstream Partners LP
4.75%, 04/15/2030*	500,000	460,788
Columbia Pipeline Group, Inc.
4.50%, 06/01/2025	2,065,000	2,060,758
5.80%, 06/01/2045	1,260,000	1,213,785
DT Midstream, Inc.
4.38%, 06/15/2031*	450,000	416,232
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/2029	1,200,000	1,099,867
Enbridge, Inc.
5.63%, 04/05/2034	3,315,000	3,324,554
Energy Transfer LP
5.15%, 03/15/2045	3,513,000	3,093,223
5.55%, 05/15/2034	1,450,000	1,436,238
5.95%, 05/15/2054	1,500,000	1,443,213
Enterprise Products Operating LLC
3.75%, 02/15/2025	3,300,000	3,297,616
EQM Midstream Partners LP
6.38%, 04/01/2029*	150,000	152,496
6.50%, 07/01/2027*	725,000	739,908
7.50%, 06/01/2027*	225,000	230,645
7.50%, 06/01/2030*	150,000	161,573
Hess Midstream Operations LP
5.13%, 06/15/2028*	250,000	246,211
6.50%, 06/01/2029*	175,000	178,539
MPLX LP
4.00%, 03/15/2028	850,000	827,232
4.50%, 04/15/2038	3,150,000	2,746,155
5.20%, 03/01/2047	2,750,000	2,443,327
5.20%, 12/01/2047	2,740,000	2,419,643
Northriver Midstream Finance LP
6.75%, 07/15/2032*	375,000	383,879
ONEOK, Inc.
4.95%, 07/13/2047	3,000,000	2,547,810
5.20%, 07/15/2048	2,825,000	2,490,995
Targa Resources Corp.
4.20%, 02/01/2033	2,825,000	2,576,654
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/2028	500,000	497,984
TC PipeLines LP
3.90%, 05/25/2027	1,270,000	1,243,171
Western Midstream Operating LP
4.05%, 02/01/2030	100,000	94,218
4.65%, 07/01/2026	325,000	323,792
Williams Cos., Inc.
4.90%, 01/15/2045	3,460,000	3,016,098
		47,937,325
Security Description	Shares or Principal Amount	Value

REITS — 2.5%
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	$ 1,745,000	$ 1,344,838
3.95%, 01/15/2028	2,110,000	2,058,757
American Tower Corp.
5.45%, 02/15/2034	3,300,000	3,305,646
AvalonBay Communities, Inc.
3.35%, 05/15/2027	2,745,000	2,668,526
Crown Castle, Inc.
2.50%, 07/15/2031	1,775,000	1,502,968
3.25%, 01/15/2051	3,185,000	2,077,606
3.80%, 02/15/2028	3,560,000	3,448,853
DOC DR LLC
4.30%, 03/15/2027	1,590,000	1,574,192
Healthcare Realty Holdings LP
2.00%, 03/15/2031	1,905,000	1,572,335
Host Hotels & Resorts LP
4.00%, 06/15/2025	2,815,000	2,804,732
Iron Mountain, Inc.
6.25%, 01/15/2033*	175,000	175,308
7.00%, 02/15/2029*	600,000	617,117
RHP Hotel Properties LP/RHP Finance Corp.
6.50%, 04/01/2032*	100,000	100,761
7.25%, 07/15/2028*	200,000	207,371
Tanger Properties LP
3.13%, 09/01/2026	2,600,000	2,527,389
UDR, Inc.
2.95%, 09/01/2026	2,180,000	2,118,076
Welltower OP LLC
2.75%, 01/15/2032	5,300,000	4,529,671
4.00%, 06/01/2025	2,600,000	2,593,534
WP Carey, Inc.
2.40%, 02/01/2031	1,975,000	1,686,606
XHR LP
6.63%, 05/15/2030*	200,000	202,157
		37,116,443
Retail — 2.2%
1011778 BC ULC/New Red Finance, Inc.
4.00%, 10/15/2030*	1,125,000	1,018,737
4.38%, 01/15/2028*	150,000	144,262
5.63%, 09/15/2029*	175,000	174,255
6.13%, 06/15/2029*	125,000	126,703
Academy, Ltd.
6.00%, 11/15/2027*	375,000	374,446
Advance Auto Parts, Inc.
1.75%, 10/01/2027	1,845,000	1,663,559
3.90%, 04/15/2030	2,450,000	2,206,415
Asbury Automotive Group, Inc.
4.63%, 11/15/2029*	125,000	118,787
4.75%, 03/01/2030	125,000	118,682
5.00%, 02/15/2032*	275,000	257,305
AutoZone, Inc.
5.40%, 07/15/2034	4,685,000	4,673,469
Beacon Roofing Supply, Inc.
6.50%, 08/01/2030*	150,000	154,687
Costco Wholesale Corp.
1.60%, 04/20/2030	9,600,000	8,253,016
Foundation Building Materials, Inc.
6.00%, 03/01/2029*	675,000	603,134
Gap, Inc.
3.63%, 10/01/2029*	275,000	250,158
Group 1 Automotive, Inc.
6.38%, 01/15/2030*	450,000	457,383

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
GYP Holdings III Corp.
4.63%, 05/01/2029*	$ 575,000	$ 547,168
Home Depot, Inc.
3.00%, 04/01/2026	3,075,000	3,026,902
3.25%, 04/15/2032	3,075,000	2,753,861
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/2027*	200,000	197,668
LCM Investments Holdings II LLC
8.25%, 08/01/2031*	600,000	629,964
Patrick Industries, Inc.
6.38%, 11/01/2032*	500,000	492,989
Sally Holdings LLC/Sally Capital, Inc.
6.75%, 03/01/2032	250,000	251,882
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 06/01/2031*	275,000	250,033
5.88%, 03/01/2027	350,000	348,395
Tractor Supply Co.
1.75%, 11/01/2030	3,300,000	2,764,095
White Cap Buyer LLC
6.88%, 10/15/2028*	550,000	550,251
		32,408,206
Semiconductors — 2.2%
Broadcom, Inc.
3.14%, 11/15/2035*	3,440,000	2,796,003
3.42%, 04/15/2033*	3,000,000	2,623,138
3.75%, 02/15/2051*	960,000	704,554
Entegris, Inc.
4.75%, 04/15/2029*	100,000	96,419
5.95%, 06/15/2030*	625,000	623,000
Intel Corp.
5.15%, 02/21/2034	2,090,000	2,017,111
KLA Corp.
4.65%, 07/15/2032	4,190,000	4,109,726
Lam Research Corp.
3.75%, 03/15/2026	2,235,000	2,217,600
4.00%, 03/15/2029	3,790,000	3,698,672
Microchip Technology, Inc.
5.05%, 03/15/2029	1,570,000	1,567,375
Micron Technology, Inc.
2.70%, 04/15/2032	3,175,000	2,666,136
QUALCOMM, Inc.
1.65%, 05/20/2032	3,940,000	3,149,199
3.25%, 05/20/2027	6,589,000	6,419,281
Synaptics, Inc.
4.00%, 06/15/2029*	250,000	229,875
		32,918,089
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.
3.48%, 12/01/2027	2,470,000	2,379,634
Software — 3.3%
Adobe, Inc.
2.15%, 02/01/2027	1,275,000	1,221,444
AppLovin Corp.
5.50%, 12/01/2034	2,050,000	2,041,395
5.95%, 12/01/2054	2,100,000	2,061,796
AthenaHealth Group, Inc.
6.50%, 02/15/2030*	1,125,000	1,088,482
Security Description	Shares or Principal Amount	Value

Software (continued)
Capstone Borrower, Inc.
8.00%, 06/15/2030*	$ 425,000	$ 446,868
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.00%, 06/15/2029*	75,000	72,679
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/2029*	275,000	261,190
Clarivate Science Holdings Corp.
4.88%, 07/01/2029*	700,000	656,166
Cloud Software Group, Inc.
6.50%, 03/31/2029*	475,000	466,920
8.25%, 06/30/2032*	175,000	181,898
9.00%, 09/30/2029*	750,000	768,114
Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026*	75,000	74,465
6.50%, 10/15/2028*	475,000	480,121
Dun & Bradstreet Corp.
5.00%, 12/15/2029*	450,000	437,396
Elastic NV
4.13%, 07/15/2029*	500,000	467,599
Ellucian Holdings, Inc.
6.50%, 12/01/2029*	125,000	125,753
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl
4.63%, 05/01/2028*	200,000	184,361
Microsoft Corp.
2.68%, 06/01/2060	8,870,000	5,165,602
Open Text Corp.
3.88%, 02/15/2028*	300,000	284,882
6.90%, 12/01/2027*	275,000	284,386
Open Text Holdings, Inc.
4.13%, 02/15/2030*	25,000	22,924
Oracle Corp.
3.60%, 04/01/2050	4,300,000	2,984,791
3.95%, 03/25/2051	3,000,000	2,209,848
6.15%, 11/09/2029	2,130,000	2,232,935
6.25%, 11/09/2032	2,850,000	3,011,767
Rocket Software, Inc.
6.50%, 02/15/2029*	675,000	639,695
9.00%, 11/28/2028*	125,000	129,477
Roper Technologies, Inc.
2.95%, 09/15/2029	1,230,000	1,129,355
3.80%, 12/15/2026	1,225,000	1,204,947
3.85%, 12/15/2025	3,510,000	3,487,103
4.20%, 09/15/2028	955,000	935,800
Salesforce, Inc.
1.50%, 07/15/2028	172,000	155,323
1.95%, 07/15/2031	9,500,000	8,021,799
SS&C Technologies, Inc.
5.50%, 09/30/2027*	625,000	623,371
6.50%, 06/01/2032*	225,000	228,681
UKG, Inc.
6.88%, 02/01/2031*	675,000	689,149
VMware LLC
2.20%, 08/15/2031	5,885,000	4,908,764
		49,387,246
Telecommunications — 5.0%
AT&T, Inc.
1.70%, 03/25/2026	4,500,000	4,353,329
2.25%, 02/01/2032	2,300,000	1,904,743
2.55%, 12/01/2033	6,999,000	5,649,752
3.30%, 02/01/2052	6,265,000	4,152,349

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
3.50%, 06/01/2041	$ 3,200,000	$ 2,454,732
3.50%, 02/01/2061	1,673,000	1,078,979
3.80%, 12/01/2057	4,261,000	2,954,567
3.85%, 06/01/2060	2,125,000	1,476,667
5.15%, 03/15/2042	1,500,000	1,377,669
5.30%, 08/15/2058	1,875,000	1,635,845
6.38%, 03/01/2041	3,500,000	3,679,389
Corning, Inc.
4.75%, 03/15/2042	1,100,000	975,642
GoTo Group, Inc.
5.50%, 05/01/2028*	129,360	112,867
5.50%, 05/01/2028*	178,640	80,388
Rogers Communications, Inc.
4.55%, 03/15/2052	2,500,000	1,976,808
5.30%, 02/15/2034	3,175,000	3,079,616
T-Mobile USA, Inc.
2.25%, 11/15/2031	3,010,000	2,512,707
3.40%, 10/15/2052	8,000,000	5,323,310
5.15%, 04/15/2034	3,835,000	3,769,880
5.50%, 01/15/2055	2,050,000	1,940,494
Verizon Communications, Inc.
2.55%, 03/21/2031	3,570,000	3,095,351
3.40%, 03/22/2041	6,165,000	4,679,893
4.13%, 08/15/2046	5,545,000	4,412,572
4.50%, 08/10/2033	3,000,000	2,839,016
Viavi Solutions, Inc.
3.75%, 10/01/2029*	300,000	272,932
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031*	225,000	194,820
Vodafone Group PLC
4.13%, 05/30/2025	1,475,000	1,471,678
5.75%, 06/28/2054	6,775,000	6,495,429
		73,951,424
Transportation — 1.8%
Burlington Northern Santa Fe LLC
5.75%, 05/01/2040	2,200,000	2,270,685
Canadian Pacific Railway Co.
3.00%, 12/02/2041	1,410,000	1,033,408
4.70%, 05/01/2048	2,710,000	2,360,483
7.13%, 10/15/2031	2,950,000	3,275,653
FedEx Corp.
3.10%, 08/05/2029	1,220,000	1,132,614
4.05%, 02/15/2048	1,320,000	993,584
Ryder System, Inc.
2.90%, 12/01/2026	3,000,000	2,900,812
Union Pacific Corp.
2.80%, 02/14/2032	7,275,000	6,336,062
2.97%, 09/16/2062	3,025,000	1,747,794
United Parcel Service, Inc.
3.05%, 11/15/2027	4,700,000	4,532,195
Watco Cos. LLC/Watco Finance Corp.
7.13%, 08/01/2032*	225,000	233,247
		26,816,537
Total Corporate Bonds & Notes (cost $1,447,278,681)		1,342,774,331
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 5.2%
U.S. Government — 5.2%
United States Treasury Bonds
4.25%, 08/15/2054	18,900,000	17,231,485
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
United States Treasury Notes
3.88%, 08/15/2034	$22,525,000	$ 21,367,074
4.00%, 07/31/2029	10,000,000	9,868,750
4.38%, 05/15/2034	30,000,000	29,634,375
Total U.S. Government & Agency Obligations (cost $82,144,353)		78,101,684
COMMON STOCKS — 0.0%
Media — 0.0%
Audacy, Inc., Class A†(2)(3) (cost $628,458)	934	20,230
ESCROWS AND LITIGATION TRUSTS — 0.0%
Chesapeake Energy Corp. 7.00%, 10/01/2024†	650,000	1,950
Lehman Brothers Holdings, Inc. Class D 5.67% †(2)	30,000	300
Total Escrows and Litigation Trusts (cost $1,211,640)		2,250
WARRANTS — 0.0%
Media — 0.0%
Audacy, Inc. Expires 09/30/2028†(2)(3)	189	2
Audacy, Inc. (Black-Scholes Protection) Expires 09/30/2028†(2)(3)	1,132	11
Total Warrants (cost $377)		13
TOTAL INVESTMENTS (cost $1,531,263,509)(4)	95.3%	1,420,898,508
Other assets less liabilities	4.7	70,011,773
NET ASSETS	100.0%	$1,490,910,281
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Federated Hermes Corporate Bond Portfolio has no right to demand registration of these securities. At January 31, 2025, the aggregate value of these securities was $193,847,152 representing 13.0% of net assets.
†	Non-income producing security
(1)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(2)	Securities classified as Level 3 (see Note 2).
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2025, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Audacy, Inc., Class A
	10/24/2019	75	$50,433

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
	12/10/2019	112	$75,650
	03/10/2021	336	224,993
	04/28/2021	262	176,516
	05/27/2021	149	100,866
		934	628,458	$20,230	$21.66	0.0%
Warrants
Audacy, Inc.
	10/24/2019	15	5
	12/10/2019	23	8
	03/10/2021	68	22
	04/28/2021	53	18
	05/27/2021	30	10
		189	63	2	0.01	0.0
Audacy, Inc. (Black-Scholes Protection)
	10/24/2019	91	25
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Warrants (continued)
	12/10/2019	136	$38
	03/10/2021	407	113
	04/28/2021	317	88
	05/27/2021	181	50
		1,132	314	$11	$0.01	0.0%
				$20,243		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(4)	See Note 4 for cost of investments on a tax basis.
DAC—Designated Activity Company

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
70	Long	U.S. Treasury Long Bonds	March 2025	$8,159,256	$7,973,438	$(185,818)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$1,342,774,331	$—	$1,342,774,331
U.S. Government & Agency Obligations	—	78,101,684	—	78,101,684
Common Stocks	—	—	20,230	20,230
Escrows and Litigation Trusts	—	1,950	300	2,250
Warrants	—	—	13	13
Total Investments at Value	$—	$1,420,877,965	$20,543	$1,420,898,508
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$185,818	$—	$—	$185,818
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA Fidelity Institutional AM® International Growth
PORTFOLIO OF INVESTMENTS — January 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 100.2%
Canada — 6.1%
Brookfield Asset Management, Ltd., Class A	66,706	$ 3,991,020
Constellation Software, Inc.	1,233	4,032,390
Thomson Reuters Corp.	18,339	3,081,800
Waste Connections, Inc.	16,670	3,063,077
		14,168,287
China — 3.6%
Meituan, Class B*†	99,362	1,884,850
Tencent Holdings, Ltd.	125,204	6,597,965
		8,482,815
Denmark — 3.8%
DSV A/S	15,744	3,116,954
Novo Nordisk A/S, Class B	68,631	5,793,780
		8,910,734
France — 12.5%
Air Liquide SA	21,778	3,797,284
Cie de Saint-Gobain SA	35,961	3,359,179
EssilorLuxottica SA	11,781	3,239,759
Hermes International S.C.A.	1,661	4,650,043
LVMH Moet Hennessy Louis Vuitton SE	7,438	5,359,195
Safran SA	16,652	4,137,363
Schneider Electric SE	18,975	4,798,222
		29,341,045
Germany — 7.5%
Heidelberg Materials AG	26,204	3,699,110
Muenchener Rueckversicherungs-Gesellschaft AG	6,709	3,634,593
SAP SE	21,820	6,063,370
Siemens Energy AG†	70,223	4,214,403
		17,611,476
India — 6.1%
Bharti Airtel, Ltd.	181,636	3,401,208
HDFC Bank, Ltd.	205,844	4,039,949
ICICI Bank, Ltd.	255,686	3,685,925
Larsen & Toubro, Ltd.	77,321	3,177,386
		14,304,468
Indonesia — 1.3%
Bank Central Asia Tbk PT	5,367,661	3,108,183
Ireland — 5.4%
CRH PLC	30,563	3,040,369
Kingspan Group PLC	39,997	2,777,745
Linde PLC	7,050	3,145,146
PDD Holdings, Inc. ADR†	32,371	3,622,639
		12,585,899
Italy — 1.5%
Prysmian SpA	49,589	3,450,743
Japan — 10.9%
Advantest Corp.	57,400	3,207,559
Disco Corp.	11,985	3,488,969
Hitachi, Ltd.	178,917	4,514,213
Hoya Corp.	26,574	3,572,519
Mitsubishi Heavy Industries, Ltd.	223,500	3,290,227
Recruit Holdings Co., Ltd.	57,049	3,988,428
Tokio Marine Holdings, Inc.	104,833	3,462,371
		25,524,286
Security Description	Shares or Principal Amount	Value

Jersey — 1.5%
Experian PLC	68,315	$ 3,387,508
Netherlands — 7.8%
ASM International NV	5,815	3,343,034
ASML Holding NV	7,704	5,715,123
Ferrari NV	6,844	2,945,382
Ferrovial SE	71,800	3,075,475
Wolters Kluwer NV	17,973	3,269,583
		18,348,597
Singapore — 1.4%
Trip.com Group, Ltd. ADR†	48,167	3,379,878
Sweden — 1.5%
Atlas Copco AB, Class A	213,124	3,570,390
Switzerland — 3.1%
Holcim AG	35,680	3,586,313
Zurich Insurance Group AG	5,955	3,611,068
		7,197,381
Taiwan — 4.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	323,391	10,988,069
United Kingdom — 9.7%
3i Group PLC	79,484	3,827,523
Ashtead Group PLC	48,288	3,160,598
InterContinental Hotels Group PLC	31,220	4,178,547
London Stock Exchange Group PLC	25,127	3,742,476
RELX PLC	77,173	3,837,558
Rolls-Royce Holdings PLC†	511,615	3,832,601
		22,579,303
United States — 11.8%
Arthur J Gallagher & Co.	10,993	3,317,907
Broadcom, Inc.	16,277	3,601,612
Marsh & McLennan Cos., Inc.	14,611	3,168,834
Mastercard, Inc., Class A	6,683	3,711,939
MercadoLibre, Inc.†	1,853	3,561,818
Moody's Corp.	6,309	3,150,967
S&P Global, Inc.	6,502	3,390,208
Visa, Inc., Class A	11,123	3,801,841
		27,705,126
Total Common Stocks (cost $186,897,773)		234,644,188
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc. Expires 03/31/2040†(1) (cost $0)	2,082	0
TOTAL INVESTMENTS (cost $186,897,773)(2)	100.2%	234,644,188
Other assets less liabilities	(0.2)	(575,734)
NET ASSETS	100.0%	$234,068,454
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Fidelity Institutional AM® International Growth Portfolio has no right to demand registration of these securities. At January 31, 2025, the aggregate value of these securities was $1,884,850 representing 0.8% of net assets.
†	Non-income producing security

SunAmerica Series Trust SA Fidelity Institutional AM® International Growth
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

(1)	Securities classified as Level 3 (see Note 2).
(2)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
Industry Allocation*
Semiconductors	12.9%
Commercial Services	10.5
Internet	8.1
Insurance	7.4
Building Materials	7.0
Diversified Financial Services	6.5
Machinery-Construction & Mining	5.1
Banks	4.6
Software	4.4
Apparel	4.3
Aerospace/Defense	3.4
Chemicals	2.9
Engineering & Construction	2.7
Pharmaceuticals	2.5
Electrical Components & Equipment	2.0
Lodging	1.8
Private Equity	1.6
Electronics	1.5
Machinery-Diversified	1.5
Metal Fabricate/Hardware	1.5
Telecommunications	1.4
Healthcare-Products	1.4
Transportation	1.3
Media	1.3
Environmental Control	1.3
Auto Manufacturers	1.3
100.2%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$14,168,287	$—	$—	$14,168,287
Ireland	6,767,785	5,818,114	—	12,585,899
Singapore	3,379,878	—	—	3,379,878
United States	27,705,126	—	—	27,705,126
Other Countries	—	176,804,998	—	176,804,998
Warrants	—	—	0	0
Total Investments at Value	$52,021,076	$182,623,112	$0	$234,644,188
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.8%
Internet — 1.1%
Zillow Group, Inc., Class C†	35,700	$ 2,935,254
Real Estate — 1.4%
CBRE Group, Inc., Class A†	24,100	3,488,234
Apartment REITS — 13.5%
Essex Property Trust, Inc.	35,113	9,992,106
Invitation Homes, Inc.	276,700	8,619,205
Mid-America Apartment Communities, Inc.	57,400	8,758,092
UDR, Inc.	172,500	7,200,150
		34,569,553
Diversified REITS — 16.6%
American Tower Corp.	12,600	2,330,370
Digital Realty Trust, Inc.	47,600	7,799,736
Equinix, Inc.	30,800	28,140,728
FrontView REIT, Inc.	36,500	629,260
Lamar Advertising Co., Class A	29,000	3,666,180
		42,566,274
Health Care REITS — 13.0%
CareTrust REIT, Inc.	14,600	386,900
Ventas, Inc.	299,045	18,068,299
Welltower, Inc.	109,164	14,898,702
		33,353,901
Hotel REITS — 2.3%
Ryman Hospitality Properties, Inc.	55,700	5,839,588
Manufactured Homes REITS — 3.9%
Sun Communities, Inc.	79,400	10,044,100
Office Property REITS — 2.4%
Douglas Emmett, Inc.	342,900	6,295,644
Regional Malls REITS — 5.4%
Macerich Co.	302,600	6,288,028
Tanger, Inc.	229,600	7,535,472
		13,823,500
Security Description	Shares or Principal Amount	Value

Shopping Centers REITS — 7.5%
Curbline Properties Corp.	256,000	$ 6,264,320
Federal Realty Investment Trust	44,900	4,877,487
SITE Centers Corp.	122,650	1,837,297
Urban Edge Properties	307,800	6,260,652
		19,239,756
Single Tenant REITS — 7.1%
Agree Realty Corp.	43,500	3,156,795
Four Corners Property Trust, Inc.	314,500	8,626,735
NNN REIT, Inc.	165,000	6,499,350
		18,282,880
Storage REITS — 9.1%
CubeSmart	235,900	9,837,030
Public Storage	45,000	13,431,600
		23,268,630
Warehouse/Industrial REITS — 16.5%
Americold Realty Trust, Inc.	126,600	2,766,210
EastGroup Properties, Inc.	19,100	3,239,742
Prologis, Inc.	240,960	28,734,480
Rexford Industrial Realty, Inc.	50,800	2,065,528
Terreno Realty Corp.	83,580	5,467,804
		42,273,764
TOTAL INVESTMENTS (cost $230,269,450)(1)	99.8%	255,981,078
Other assets less liabilities	0.2	465,864
NET ASSETS	100.0%	$256,446,942
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$255,981,078	$—	$—	$255,981,078
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 40.1%
Aerospace/Defense — 1.1%
Embraer Netherlands Finance BV
5.40%, 02/01/2027	$ 1,000,000	$ 1,003,415
GE Capital International Funding Co. ULC
4.42%, 11/15/2035	1,000,000	929,283
General Dynamics Corp.
3.75%, 05/15/2028	2,000,000	1,946,705
General Electric Co.
5.88%, 01/14/2038	778,000	808,856
RTX Corp.
5.40%, 05/01/2035	1,000,000	1,003,925
		5,692,184
Agriculture — 0.6%
Altria Group, Inc.
5.95%, 02/14/2049	1,000,000	975,214
Philip Morris International, Inc.
5.38%, 02/15/2033	2,000,000	2,006,688
		2,981,902
Auto Manufacturers — 0.8%
Cummins, Inc.
4.88%, 10/01/2043	605,000	558,279
General Motors Co.
6.25%, 10/02/2043	1,000,000	981,110
General Motors Financial Co., Inc.
3.10%, 01/12/2032	2,000,000	1,716,484
4.35%, 01/17/2027	1,000,000	989,719
		4,245,592
Auto Parts & Equipment — 0.2%
Aptiv Swiss Holdings, Ltd.
3.10%, 12/01/2051	2,000,000	1,178,715
Banks — 5.5%
Bank of America Corp.
2.48%, 09/21/2036	2,500,000	2,057,272
3.82%, 01/20/2028	2,000,000	1,964,491
4.44%, 01/20/2048	963,000	815,988
Bank of New York Mellon Corp.
3.00%, 02/24/2025	928,000	927,088
Barclays PLC
5.20%, 05/12/2026	1,000,000	1,002,324
Citigroup, Inc.
4.13%, 07/25/2028	2,000,000	1,952,850
4.65%, 07/30/2045	750,000	658,034
Cooperatieve Rabobank UA
3.38%, 05/21/2025	1,264,000	1,259,887
Goldman Sachs Group, Inc.
3.50%, 04/01/2025	3,000,000	2,994,707
4.02%, 10/31/2038	1,000,000	854,604
6.75%, 10/01/2037	1,200,000	1,289,317
HSBC Holdings PLC
6.50%, 09/15/2037	793,000	831,883
JPMorgan Chase & Co.
4.01%, 04/23/2029	2,000,000	1,949,524
6.40%, 05/15/2038	999,000	1,096,473
Lloyds Bank PLC
3.50%, 05/14/2025	1,101,000	1,097,517
Morgan Stanley
2.48%, 09/16/2036	2,500,000	2,054,868
NatWest Group PLC
5.08%, 01/27/2030	1,000,000	994,691
Security Description	Shares or Principal Amount	Value

Banks (continued)
PNC Bank NA
4.05%, 07/26/2028	$ 1,000,000	$ 971,095
State Street Corp.
3.55%, 08/18/2025	844,000	840,059
US Bancorp
3.15%, 04/27/2027	1,000,000	969,891
Wells Fargo & Co.
3.55%, 09/29/2025	2,000,000	1,987,591
3.90%, 05/01/2045	1,311,000	1,026,382
		29,596,536
Beverages — 1.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	1,000,000	945,518
4.90%, 02/01/2046	1,000,000	903,731
Anheuser-Busch InBev Worldwide, Inc.
5.55%, 01/23/2049	1,500,000	1,471,473
Coca-Cola Co.
3.38%, 03/25/2027	2,000,000	1,960,566
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	1,500,000	1,185,814
		6,467,102
Biotechnology — 1.2%
Biogen, Inc.
2.25%, 05/01/2030	4,000,000	3,483,483
Gilead Sciences, Inc.
3.65%, 03/01/2026	2,000,000	1,982,192
5.65%, 12/01/2041	1,000,000	1,005,501
		6,471,176
Chemicals — 0.5%
DuPont de Nemours, Inc.
5.32%, 11/15/2038	606,000	611,738
PPG Industries, Inc.
3.75%, 03/15/2028	2,000,000	1,946,238
		2,557,976
Commercial Services — 0.4%
S&P Global, Inc.
2.45%, 03/01/2027	2,000,000	1,916,477
Computers — 0.9%
Dell International LLC/EMC Corp.
5.30%, 10/01/2029	2,000,000	2,020,025
International Business Machines Corp.
3.50%, 05/15/2029	2,000,000	1,899,564
4.25%, 05/15/2049	1,000,000	807,362
		4,726,951
Cosmetics/Personal Care — 0.6%
Procter & Gamble Co.
1.20%, 10/29/2030	2,000,000	1,664,310
1.95%, 04/23/2031	2,000,000	1,721,376
		3,385,686
Diversified Financial Services — 1.1%
Capital One Financial Corp.
2.64%, 03/03/2026	2,000,000	1,996,140
CME Group, Inc.
3.00%, 03/15/2025	680,000	678,842
Intercontinental Exchange, Inc.
3.75%, 12/01/2025	1,143,000	1,136,124

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Mastercard, Inc.
2.95%, 06/01/2029	$ 2,000,000	$ 1,869,716
Visa, Inc.
4.30%, 12/14/2045	539,000	461,873
		6,142,695
Electric — 1.4%
Berkshire Hathaway Energy Co.
3.80%, 07/15/2048	1,000,000	743,621
Consolidated Edison Co. of New York, Inc.
4.50%, 05/15/2058	859,000	686,788
Constellation Energy Generation LLC
6.25%, 10/01/2039	200,000	207,198
DTE Electric Co.
3.70%, 03/15/2045	1,244,000	955,487
Duke Energy Corp.
5.00%, 08/15/2052	2,000,000	1,732,246
Duke Energy Florida LLC
3.40%, 10/01/2046	1,179,000	839,924
Northern States Power Co.
2.90%, 03/01/2050	1,000,000	635,622
Pacific Gas & Electric Co.
4.55%, 07/01/2030	2,000,000	1,893,088
		7,693,974
Food — 0.4%
The Campbell's Company
4.80%, 03/15/2048	600,000	515,952
Tyson Foods, Inc.
4.88%, 08/15/2034	1,523,000	1,448,580
		1,964,532
Gas — 0.7%
NiSource, Inc.
3.49%, 05/15/2027	2,000,000	1,946,463
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/2029	1,000,000	946,129
Southern Co. Gas Capital Corp.
5.88%, 03/15/2041	915,000	920,362
		3,812,954
Healthcare-Products — 0.6%
Abbott Laboratories
2.95%, 03/15/2025	1,000,000	998,212
Medtronic, Inc.
4.63%, 03/15/2045	701,000	627,287
Thermo Fisher Scientific, Inc.
2.00%, 10/15/2031	2,000,000	1,679,897
		3,305,396
Healthcare-Services — 1.9%
Cigna Group
4.38%, 10/15/2028	1,000,000	982,703
4.80%, 07/15/2046	800,000	683,298
Elevance Health, Inc.
2.25%, 05/15/2030	2,000,000	1,747,567
5.50%, 10/15/2032	1,500,000	1,522,782
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	1,030,000	1,030,000
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
UnitedHealth Group, Inc.
3.85%, 06/15/2028	$ 2,000,000	$ 1,950,529
3.88%, 12/15/2028	2,500,000	2,428,083
		10,344,962
Insurance — 0.8%
Aegon, Ltd.
5.50%, 04/11/2048	500,000	495,153
Allstate Corp. FRS
7.72%, (TSFR3M+3.20%), 08/15/2053	500,000	498,285
Aon North America, Inc.
5.75%, 03/01/2054	1,500,000	1,472,136
MetLife, Inc.
5.25%, 01/15/2054	2,000,000	1,867,754
		4,333,328
Internet — 0.8%
Alibaba Group Holding, Ltd.
4.20%, 12/06/2047	1,000,000	797,857
4.50%, 11/28/2034	1,000,000	930,372
Alphabet, Inc.
2.25%, 08/15/2060	3,000,000	1,621,431
Amazon.com, Inc.
4.25%, 08/22/2057	1,000,000	816,744
		4,166,404
Lodging — 0.5%
Marriott International, Inc.
2.85%, 04/15/2031	2,000,000	1,758,624
3.13%, 06/15/2026	1,000,000	979,522
		2,738,146
Media — 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%, 10/23/2045	1,000,000	951,438
6.83%, 10/23/2055	1,000,000	983,465
Comcast Corp.
2.94%, 11/01/2056	4,000,000	2,319,718
3.90%, 03/01/2038	2,000,000	1,686,829
NBCUniversal Media LLC
4.45%, 01/15/2043	1,000,000	849,133
Paramount Global
4.20%, 06/01/2029	1,500,000	1,425,090
Time Warner Cable LLC
6.75%, 06/15/2039	1,000,000	1,000,234
		9,215,907
Mining — 0.5%
Freeport-McMoRan, Inc.
5.45%, 03/15/2043	2,000,000	1,860,436
Southern Copper Corp.
5.25%, 11/08/2042	810,000	735,207
		2,595,643
Miscellaneous Manufacturing — 0.4%
Parker-Hannifin Corp.
4.25%, 09/15/2027	2,000,000	1,981,170
Oil & Gas — 1.2%
Chevron Corp.
2.95%, 05/16/2026	3,193,000	3,138,861
Devon Energy Corp.
7.95%, 04/15/2032	200,000	226,001

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
HollyFrontier Corp.
5.88%, 04/01/2026	$ 250,000	$ 249,127
Kerr-McGee Corp.
7.88%, 09/15/2031	200,000	214,680
Marathon Petroleum Corp.
6.50%, 03/01/2041	500,000	520,304
Shell International Finance BV
4.38%, 05/11/2045	1,000,000	834,936
6.38%, 12/15/2038	1,000,000	1,091,918
Valero Energy Corp.
7.50%, 04/15/2032	200,000	225,031
		6,500,858
Oil & Gas Services — 0.3%
Halliburton Co.
3.80%, 11/15/2025	834,000	828,260
7.45%, 09/15/2039	500,000	582,655
		1,410,915
Packaging & Containers — 0.4%
Berry Global, Inc.
1.57%, 01/15/2026	2,000,000	1,937,798
Pharmaceuticals — 1.3%
AbbVie, Inc.
3.20%, 11/21/2029	3,000,000	2,796,296
Allergan Funding SCS
4.55%, 03/15/2035	1,000,000	853,316
CVS Health Corp.
5.13%, 07/20/2045	872,000	747,462
Evernorth Health, Inc.
4.50%, 02/25/2026	1,122,000	1,115,523
Johnson & Johnson
3.50%, 01/15/2048	1,134,000	850,348
Pfizer, Inc.
4.20%, 09/15/2048	844,000	687,383
		7,050,328
Pipelines — 3.1%
Enbridge, Inc.
3.13%, 11/15/2029	1,500,000	1,377,870
EnLink Midstream Partners LP
4.85%, 07/15/2026	2,000,000	1,992,654
Enterprise Products Operating LLC
5.10%, 02/15/2045	1,000,000	921,329
5.70%, 02/15/2042	1,000,000	996,687
Kinder Morgan Energy Partners LP
7.30%, 08/15/2033	300,000	333,486
Kinder Morgan, Inc.
3.60%, 02/15/2051	2,000,000	1,352,451
MPLX LP
4.00%, 03/15/2028	1,125,000	1,094,865
4.95%, 09/01/2032	2,000,000	1,939,619
Phillips 66 Partners LP
3.61%, 02/15/2025	2,101,000	2,099,188
TransCanada PipeLines, Ltd.
6.20%, 10/15/2037	1,500,000	1,548,309
Valero Energy Partners LP
4.50%, 03/15/2028	1,000,000	993,280
Williams Cos., Inc.
2.60%, 03/15/2031	2,000,000	1,726,781
		16,376,519
Security Description	Shares or Principal Amount	Value

REITS — 1.4%
Boston Properties LP
2.45%, 10/01/2033	$ 800,000	$ 617,793
Crown Castle, Inc.
4.45%, 02/15/2026	1,180,000	1,177,217
Sabra Health Care LP
3.20%, 12/01/2031	2,000,000	1,714,338
Simon Property Group LP
6.65%, 01/15/2054	2,000,000	2,222,363
Weyerhaeuser Co.
4.00%, 04/15/2030	2,000,000	1,900,560
		7,632,271
Retail — 3.7%
Costco Wholesale Corp.
1.60%, 04/20/2030	2,000,000	1,719,378
Dollar General Corp.
4.15%, 11/01/2025	1,154,000	1,149,143
Dollar Tree, Inc.
4.20%, 05/15/2028	2,000,000	1,950,823
Home Depot, Inc.
2.80%, 09/14/2027	2,000,000	1,917,698
3.50%, 09/15/2056	786,000	545,280
4.50%, 09/15/2032	2,000,000	1,947,027
Lowe's Cos., Inc.
4.05%, 05/03/2047	700,000	547,819
4.80%, 04/01/2026	2,000,000	2,004,083
5.00%, 04/15/2033	2,000,000	1,966,244
5.15%, 07/01/2033	1,000,000	995,236
McDonald's Corp.
3.50%, 07/01/2027	2,000,000	1,951,359
Target Corp.
6.50%, 10/15/2037	840,000	925,874
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026	1,391,000	1,354,195
Walmart, Inc.
5.63%, 04/15/2041	939,000	978,806
		19,952,965
Semiconductors — 0.7%
NVIDIA Corp.
2.00%, 06/15/2031	2,000,000	1,706,912
QUALCOMM, Inc.
4.80%, 05/20/2045	2,000,000	1,810,302
		3,517,214
Software — 0.9%
Fiserv, Inc.
3.50%, 07/01/2029	1,000,000	940,820
Microsoft Corp.
3.70%, 08/08/2046	1,036,000	827,532
Oracle Corp.
2.65%, 07/15/2026	3,000,000	2,914,886
		4,683,238
Telecommunications — 2.1%
AT&T, Inc.
4.75%, 05/15/2046	1,000,000	869,192
6.00%, 08/15/2040	864,000	882,143
6.38%, 03/01/2041	710,000	746,390
T Mobile Usa, Inc.
1.50%, 02/15/2026	2,000,000	1,935,711
Verizon Communications, Inc.
1.45%, 03/20/2026	2,000,000	1,933,574
3.38%, 02/15/2025	2,500,000	2,497,931

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
3.70%, 03/22/2061	$ 2,000,000	$ 1,359,132
Vodafone Group PLC
5.00%, 05/30/2038	1,000,000	953,301
		11,177,374
Toys/Games/Hobbies — 0.3%
Hasbro, Inc.
3.90%, 11/19/2029	2,000,000	1,885,441
Transportation — 0.9%
Canadian National Railway Co.
2.45%, 05/01/2050	1,000,000	582,146
CSX Corp.
3.80%, 03/01/2028	3,000,000	2,928,967
FedEx Corp.
3.10%, 08/05/2029	1,500,000	1,392,558
		4,903,671
Total Corporate Bonds & Notes (cost $233,987,229)		214,544,000
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 55.7%
U.S. Government — 53.2%
United States Treasury Bonds
1.13%, 05/15/2040 to 08/15/2040	10,000,000	6,031,875
1.25%, 05/15/2050	5,000,000	2,373,828
1.38%, 11/15/2040 to 08/15/2050	6,000,000	3,196,563
1.63%, 11/15/2050	2,000,000	1,044,062
1.75%, 08/15/2041	2,000,000	1,302,344
1.88%, 02/15/2041 to 11/15/2051	6,000,000	3,565,938
2.00%, 11/15/2041 to 08/15/2051	6,000,000	3,658,282
2.25%, 05/15/2041 to 02/15/2052	6,500,000	4,218,496
2.38%, 02/15/2042 to 05/15/2051	6,000,000	3,962,813
2.50%, 02/15/2046 to 05/15/2046	1,652,000	1,132,421
2.75%, 08/15/2042 to 11/15/2047	7,300,000	5,325,621
2.88%, 05/15/2043 to 05/15/2052	4,560,000	3,318,979
3.00%, 11/15/2044 to 02/15/2049	10,462,000	7,770,553
3.13%, 02/15/2043 to 05/15/2048	4,779,000	3,687,322
3.38%, 05/15/2044	1,498,000	1,218,178
3.63%, 08/15/2043 to 02/15/2044	2,102,000	1,780,638
3.75%, 11/15/2043	1,685,000	1,454,300
4.25%, 02/15/2054	1,700,000	1,548,328
4.38%, 02/15/2038 to 11/15/2039	3,000,000	2,915,195
4.50%, 05/15/2038	2,000,000	1,976,641
4.63%, 02/15/2040	2,015,000	1,990,678
4.75%, 02/15/2041	1,751,000	1,748,469
5.00%, 05/15/2037	2,000,000	2,080,781
5.25%, 02/15/2029	2,000,000	2,076,641
5.38%, 02/15/2031	2,000,000	2,102,578
5.50%, 08/15/2028	2,000,000	2,085,156
6.50%, 11/15/2026	3,000,000	3,132,656
United States Treasury Notes
0.25%, 08/31/2025 to 10/31/2025	3,000,000	2,919,062
0.38%, 11/30/2025 to 09/30/2027	12,100,000	11,321,341
0.50%, 02/28/2026 to 10/31/2027	16,000,000	14,779,199
0.63%, 07/31/2026 to 08/15/2030	25,100,000	21,955,922
0.75%, 03/31/2026 to 01/31/2028	15,000,000	14,083,183
0.88%, 06/30/2026 to 11/15/2030	9,500,000	8,328,496
1.00%, 07/31/2028	5,000,000	4,473,047
1.13%, 02/29/2028 to 02/15/2031	12,400,000	10,759,047
1.25%, 11/30/2026 to 08/15/2031	24,900,000	22,270,344
1.38%, 08/31/2026 to 11/15/2031	14,000,000	11,932,519
1.50%, 08/15/2026 to 02/15/2030	7,181,000	6,516,033
1.63%, 02/15/2026 to 05/15/2031	10,719,000	9,885,913
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
1.75%, 12/31/2026 to 11/15/2029	$ 8,070,000	$ 7,292,563
1.88%, 06/30/2026 to 02/15/2032	5,000,000	4,592,735
2.00%, 08/15/2025 to 11/15/2026	3,172,000	3,070,755
2.25%, 11/15/2025 to 11/15/2027	12,742,000	12,308,465
2.38%, 04/30/2026 to 05/15/2029	4,500,000	4,249,980
2.63%, 02/15/2029 to 07/31/2029	4,700,000	4,395,281
2.75%, 08/31/2025 to 08/15/2032	6,000,000	5,696,117
2.88%, 05/15/2028 to 05/15/2032	6,500,000	6,105,040
3.13%, 11/15/2028	3,000,000	2,877,891
3.25%, 06/30/2029	2,000,000	1,914,062
3.38%, 05/15/2033	3,000,000	2,767,031
3.50%, 01/31/2030 to 02/15/2033	5,000,000	4,751,562
3.88%, 08/15/2033	2,000,000	1,910,391
4.00%, 02/15/2034	2,000,000	1,921,562
4.38%, 05/15/2034	3,000,000	2,963,437
4.50%, 11/15/2033	2,000,000	1,997,266
		284,737,580
U.S. Government Agency — 2.5%
Federal Farm Credit Bank
4.13%, 12/12/2025	1,000,000	998,971
4.75%, 05/28/2026	1,755,000	1,766,673
Federal Home Loan Bank
3.25%, 11/16/2028	2,000,000	1,933,258
4.25%, 12/10/2027	2,000,000	2,001,299
5.50%, 07/15/2036	2,000,000	2,128,680
Federal National Mtg. Assoc.
6.25%, 05/15/2029	2,000,000	2,150,515
6.63%, 11/15/2030	2,000,000	2,222,907
		13,202,303
Total U.S. Government & Agency Obligations (cost $330,363,475)		297,939,883
UNAFFILIATED INVESTMENT COMPANIES — 3.3%
iShares 10-20 Year Treasury Bond ETF	1,400	140,364
iShares 1-3 Year Treasury Bond ETF	44,300	3,645,447
iShares 20+ Year Treasury Bond ETF	14,200	1,246,192
iShares 3-7 Year Treasury Bond ETF	33,000	3,832,290
iShares 7-10 Year Treasury Bond ETF	9,900	920,898
iShares iBoxx $ Investment Grade Corporate Bond ETF	73,800	7,930,548
Total Unaffiliated Investment Companies (cost $21,078,686)		17,715,739
Total Long-Term Investment Securities (cost $585,429,390)		530,199,622
REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 01/31/2025, to be repurchased 02/03/2025 in the amount of $1,197,946 and collateralized by $1,201,400 of United States Treasury Notes, bearing interest at 4.13% due 02/15/2027 and having an approximate value of $1,221,952 (cost $1,197,811)	1,197,811	1,197,811
TOTAL INVESTMENTS (cost $586,627,201)(1)	99.3%	531,397,433
Other assets less liabilities	0.7	3,947,788
NET ASSETS	100.0%	$535,345,221
(1)	See Note 4 for cost of investments on a tax basis.

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

ETF—Exchange Traded Fund
FRS—Floating Rate Security
TSFR3M—Term Secured Overnight Financing Rate 3 Month
ULC—Unlimited Liability Corp.
The rates shown on FRS and/or VRS are the current interest rates at January 31, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$214,544,000	$—	$214,544,000
U.S. Government & Agency Obligations	—	297,939,883	—	297,939,883
Unaffiliated Investment Companies	17,715,739	—	—	17,715,739
Repurchase Agreements	—	1,197,811	—	1,197,811
Total Investments at Value	$17,715,739	$513,681,694	$—	$531,397,433
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 39.1%
Aerospace/Defense — 1.4%
GE Capital Funding LLC
4.40%, 05/15/2030	$ 2,000,000	$ 1,910,144
General Dynamics Corp.
3.75%, 05/15/2028	2,000,000	1,946,705
RTX Corp.
3.50%, 03/15/2027	3,000,000	2,929,852
		6,786,701
Agriculture — 0.4%
Altria Group, Inc.
2.35%, 05/06/2025	2,000,000	1,987,887
Airlines — 0.6%
Southwest Airlines Co.
5.13%, 06/15/2027	3,000,000	3,017,922
Apparel — 0.2%
VF Corp.
2.95%, 04/23/2030	1,300,000	1,135,007
Auto Manufacturers — 1.0%
Ford Motor Credit Co. LLC
5.11%, 05/03/2029	3,000,000	2,928,627
Honda Motor Co., Ltd.
2.53%, 03/10/2027	2,000,000	1,916,463
		4,845,090
Auto Parts & Equipment — 0.5%
Lear Corp.
3.50%, 05/30/2030	1,500,000	1,378,262
3.80%, 09/15/2027	1,000,000	975,026
		2,353,288
Banks — 7.4%
Bank of America Corp.
2.48%, 09/21/2036	2,500,000	2,057,272
3.88%, 08/01/2025	1,200,000	1,196,659
Barclays PLC
3.65%, 03/16/2025	1,000,000	998,603
4.34%, 01/10/2028	2,000,000	1,971,199
Citigroup, Inc.
2.52%, 11/03/2032	2,000,000	1,681,923
6.27%, 11/17/2033	2,000,000	2,102,030
Deutsche Bank AG
3.74%, 01/07/2033	700,000	603,474
Discover Bank
2.70%, 02/06/2030	2,000,000	1,777,644
Goldman Sachs Group, Inc.
3.50%, 11/16/2026	2,000,000	1,960,833
HSBC Holdings PLC
6.16%, 03/09/2029	3,000,000	3,089,365
JPMorgan Chase & Co.
5.72%, 09/14/2033	3,000,000	3,056,805
Mitsubishi UFJ Financial Group, Inc.
3.85%, 03/01/2026	800,000	793,256
Morgan Stanley
3.63%, 01/20/2027	1,000,000	983,297
4.00%, 07/23/2025	2,000,000	1,995,801
5.95%, 01/19/2038	2,000,000	2,018,891
Northern Trust Corp.
1.95%, 05/01/2030	2,000,000	1,735,995
3.95%, 10/30/2025	2,000,000	1,990,656
PNC Bank NA
2.95%, 02/23/2025	1,000,000	999,048
Security Description	Shares or Principal Amount	Value

Banks (continued)
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/2026	$ 1,000,000	$ 972,002
Wells Fargo & Co.
3.00%, 02/19/2025	1,000,000	999,083
3.00%, 04/22/2026	1,000,000	981,014
3.55%, 09/29/2025	1,000,000	993,795
		34,958,645
Beverages — 0.4%
Coca-Cola Co.
2.25%, 01/05/2032	2,000,000	1,703,371
Biotechnology — 0.6%
Gilead Sciences, Inc.
3.50%, 02/01/2025	900,000	900,000
3.65%, 03/01/2026	2,000,000	1,982,193
		2,882,193
Chemicals — 1.0%
Air Products & Chemicals, Inc.
1.85%, 05/15/2027	2,000,000	1,887,520
2.05%, 05/15/2030	2,000,000	1,742,448
Dow Chemical Co.
4.80%, 11/30/2028	1,000,000	999,039
		4,629,007
Commercial Services — 1.2%
PayPal Holdings, Inc.
2.65%, 10/01/2026	2,000,000	1,938,607
Quanta Services, Inc.
2.90%, 10/01/2030	2,000,000	1,780,747
S&P Global, Inc.
2.70%, 03/01/2029	2,000,000	1,848,796
		5,568,150
Computers — 0.6%
Apple, Inc.
2.05%, 09/11/2026	2,000,000	1,929,988
3.35%, 02/09/2027	1,000,000	981,527
		2,911,515
Cosmetics/Personal Care — 1.1%
Estee Lauder Cos., Inc.
2.60%, 04/15/2030	2,000,000	1,784,051
Procter & Gamble Co.
1.95%, 04/23/2031	2,000,000	1,721,376
Unilever Capital Corp.
1.75%, 08/12/2031	2,000,000	1,662,427
		5,167,854
Diversified Financial Services — 0.2%
Visa, Inc.
3.15%, 12/14/2025	1,000,000	990,162
Electric — 3.3%
Connecticut Light & Power Co.
3.20%, 03/15/2027	2,000,000	1,944,498
Dominion Energy, Inc.
3.90%, 10/01/2025	1,000,000	995,707
Duke Energy Carolinas LLC
4.95%, 01/15/2033	2,000,000	1,969,273
Pacific Gas & Electric Co.
2.10%, 08/01/2027	3,000,000	2,773,643
4.55%, 07/01/2030	2,000,000	1,893,089

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Sempra
3.25%, 06/15/2027	$ 1,000,000	$ 964,164
Southern California Edison Co.
5.95%, 11/01/2032	2,000,000	2,013,672
Southern Co.
5.50%, 03/15/2029	3,000,000	3,061,919
		15,615,965
Electronics — 0.4%
Honeywell International, Inc.
2.50%, 11/01/2026	2,000,000	1,935,635
Food — 1.0%
General Mills, Inc.
3.20%, 02/10/2027	3,000,000	2,921,398
Kroger Co.
4.50%, 01/15/2029	2,000,000	1,977,658
		4,899,056
Forest Products & Paper — 0.4%
Suzano Austria GmbH
2.50%, 09/15/2028	2,200,000	1,983,494
Gas — 0.8%
NiSource, Inc.
3.60%, 05/01/2030	2,000,000	1,873,015
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/2029	1,000,000	946,129
Southern California Gas Co.
2.55%, 02/01/2030	1,000,000	892,936
		3,712,080
Healthcare-Products — 0.1%
Abbott Laboratories
3.75%, 11/30/2026	283,000	280,124
Healthcare-Services — 0.9%
Elevance Health, Inc.
5.50%, 10/15/2032	2,000,000	2,030,377
UnitedHealth Group, Inc.
3.85%, 06/15/2028	2,000,000	1,950,529
		3,980,906
Insurance — 0.4%
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030	2,000,000	1,731,189
Internet — 0.7%
Alphabet, Inc.
2.00%, 08/15/2026	1,300,000	1,255,837
Expedia Group, Inc.
3.80%, 02/15/2028	2,000,000	1,941,138
		3,196,975
Lodging — 0.2%
Marriott International, Inc.
3.13%, 06/15/2026	900,000	881,569
Machinery-Diversified — 1.0%
John Deere Capital Corp.
2.80%, 09/08/2027	1,500,000	1,440,434
2.80%, 07/18/2029	1,000,000	927,107
Otis Worldwide Corp.
2.57%, 02/15/2030	2,500,000	2,232,966
		4,600,507
Security Description	Shares or Principal Amount	Value

Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.10%, 06/01/2029	$ 2,000,000	$ 2,045,555
Mining — 0.4%
Newmont Corp.
2.25%, 10/01/2030	2,000,000	1,740,472
Miscellaneous Manufacturing — 0.4%
3M Co.
2.38%, 08/26/2029	2,000,000	1,803,649
Oil & Gas — 2.1%
Diamondback Energy, Inc.
3.13%, 03/24/2031	4,000,000	3,571,708
Pioneer Natural Resources Co.
1.90%, 08/15/2030	3,000,000	2,566,380
Shell International Finance BV
3.25%, 05/11/2025	2,000,000	1,992,723
Valero Energy Corp.
4.00%, 04/01/2029	2,000,000	1,922,853
		10,053,664
Pharmaceuticals — 1.5%
AbbVie, Inc.
3.60%, 05/14/2025	800,000	798,035
Allergan Funding SCS
3.80%, 03/15/2025	600,000	597,239
AstraZeneca PLC
1.38%, 08/06/2030	2,000,000	1,672,233
Bristol-Myers Squibb Co.
3.45%, 11/15/2027	1,000,000	973,424
CVS Health Corp.
4.30%, 03/25/2028	2,000,000	1,952,843
Johnson & Johnson
2.45%, 03/01/2026	1,000,000	980,855
		6,974,629
Pipelines — 0.4%
Sabine Pass Liquefaction LLC
5.63%, 03/01/2025	75,000	75,030
Williams Cos., Inc.
2.60%, 03/15/2031	2,000,000	1,726,781
		1,801,811
REITS — 1.3%
Crown Castle, Inc.
3.30%, 07/01/2030	2,000,000	1,821,669
Invitation Homes Operating Partnership LP
2.70%, 01/15/2034	3,000,000	2,400,918
Piedmont Operating Partnership LP
2.75%, 04/01/2032	2,000,000	1,586,760
UDR, Inc.
2.10%, 08/01/2032	355,000	283,001
		6,092,348
Retail — 2.4%
Costco Wholesale Corp.
1.60%, 04/20/2030	2,000,000	1,719,378
Home Depot, Inc.
3.90%, 12/06/2028	2,000,000	1,952,191
4.50%, 09/15/2032	2,000,000	1,947,027
Target Corp.
3.38%, 04/15/2029	2,000,000	1,905,527

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
Walmart, Inc.
3.70%, 06/26/2028	$ 2,000,000	$ 1,958,646
4.10%, 04/15/2033	2,000,000	1,910,052
		11,392,821
Semiconductors — 0.4%
Broadcom Corp./Broadcom Cayman Finance, Ltd.
3.88%, 01/15/2027	1,000,000	984,958
QUALCOMM, Inc.
3.45%, 05/20/2025	700,000	697,855
		1,682,813
Software — 2.0%
Microsoft Corp.
3.13%, 11/03/2025	1,300,000	1,288,256
3.30%, 02/06/2027	2,000,000	1,961,420
Oracle Corp.
1.65%, 03/25/2026	2,000,000	1,932,651
2.65%, 07/15/2026	900,000	874,466
Roper Technologies, Inc.
1.75%, 02/15/2031	2,000,000	1,650,651
Workday, Inc.
3.70%, 04/01/2029	2,000,000	1,907,361
		9,614,805
Telecommunications — 1.7%
Sprint LLC
7.63%, 03/01/2026	2,200,000	2,243,529
T-Mobile USA, Inc.
3.75%, 04/15/2027	1,000,000	979,469
Verizon Communications, Inc.
1.45%, 03/20/2026	2,000,000	1,933,574
Vodafone Group PLC
4.13%, 05/30/2025	1,000,000	997,748
4.38%, 05/30/2028	2,000,000	1,989,595
		8,143,915
Transportation — 0.3%
FedEx Corp.
3.40%, 02/15/2028	1,500,000	1,433,616
Total Corporate Bonds & Notes (cost $192,209,714)		184,534,390
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 56.1%
U.S. Government — 52.7%
United States Treasury Bonds
1.75%, 08/15/2041	3,000,000	1,953,516
5.25%, 02/15/2029	1,000,000	1,038,320
5.38%, 02/15/2031	1,000,000	1,051,289
6.00%, 02/15/2026	1,000,000	1,018,320
6.25%, 05/15/2030	1,500,000	1,633,242
6.50%, 11/15/2026	1,500,000	1,566,328
United States Treasury Notes
0.25%, 09/30/2025 to 10/31/2025	3,000,000	2,919,125
0.38%, 11/30/2025 to 09/30/2027	9,000,000	8,512,680
0.50%, 02/28/2026 to 10/31/2027	9,000,000	8,326,836
0.63%, 07/31/2026 to 08/15/2030	15,000,000	13,076,581
0.75%, 03/31/2026 to 01/31/2028	10,000,000	9,343,007
0.88%, 06/30/2026 to 11/15/2030	5,500,000	4,971,700
1.00%, 07/31/2028	2,000,000	1,789,219
1.13%, 10/31/2026 to 02/15/2031	13,000,000	11,715,743
1.25%, 11/30/2026 to 08/15/2031	23,200,000	20,657,313
1.38%, 08/31/2026 to 11/15/2031	12,400,000	10,793,465
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
1.50%, 08/15/2026 to 02/15/2030	$ 7,500,000	$ 6,887,012
1.63%, 02/15/2026 to 05/15/2031	14,200,000	13,134,671
1.75%, 12/31/2026 to 11/15/2029	4,900,000	4,456,461
1.88%, 06/30/2026 to 02/15/2032	14,000,000	12,490,899
2.00%, 08/15/2025 to 11/15/2026	2,600,000	2,535,216
2.13%, 05/31/2026	1,000,000	973,164
2.25%, 11/15/2025 to 11/15/2027	7,100,000	6,839,744
2.38%, 04/30/2026 to 05/15/2029	5,300,000	5,003,867
2.50%, 02/28/2026 to 03/31/2027	2,600,000	2,519,678
2.63%, 12/31/2025 to 07/31/2029	9,800,000	9,420,731
2.75%, 04/30/2027 to 08/15/2032	9,000,000	8,504,336
2.88%, 07/31/2025 to 05/15/2032	9,500,000	9,002,277
3.00%, 10/31/2025	2,000,000	1,981,667
3.13%, 08/31/2027 to 08/31/2029	5,000,000	4,815,273
3.25%, 06/30/2027 to 06/30/2029	4,000,000	3,871,015
3.38%, 05/15/2033	4,000,000	3,689,375
3.50%, 01/31/2028 to 02/15/2033	9,500,000	9,136,151
3.63%, 05/15/2026 to 03/31/2030	4,500,000	4,398,047
3.75%, 04/15/2026 to 12/31/2030	9,500,000	9,278,223
3.88%, 01/15/2026 to 08/15/2034	10,800,000	10,482,805
4.00%, 02/15/2026 to 02/15/2034	6,000,000	5,908,359
4.13%, 10/31/2027 to 11/15/2032	3,000,000	2,953,359
4.25%, 11/15/2034	1,000,000	976,719
4.50%, 03/31/2026 to 11/15/2033	6,000,000	6,014,610
4.63%, 04/30/2031	1,500,000	1,516,348
4.88%, 05/31/2026	1,300,000	1,310,562
		248,467,253
U.S. Government Agency — 3.4%
Federal Farm Credit Bank
0.90%, 06/15/2026	1,500,000	1,433,457
1.50%, 03/30/2028	2,000,000	1,826,836
Federal Home Loan Bank
0.83%, 02/10/2027	2,000,000	1,867,050
2.50%, 12/10/2027	2,000,000	1,907,500
3.25%, 06/09/2028 to 11/16/2028	4,000,000	3,870,613
4.38%, 09/08/2028	2,200,000	2,207,060
4.75%, 03/10/2034	3,000,000	3,016,167
		16,128,683
Total U.S. Government & Agency Obligations (cost $275,244,978)		264,595,936
UNAFFILIATED INVESTMENT COMPANIES — 3.5%
iShares 1-3 Year Treasury Bond ETF	58,000	4,772,820
iShares 3-7 Year Treasury Bond ETF	42,200	4,900,686
iShares 7-10 Year Treasury Bond ETF	12,200	1,134,844
iShares iBoxx $ Investment Grade Corporate Bond ETF	53,000	5,695,380
Total Unaffiliated Investment Companies (cost $18,601,008)		16,503,730
Total Long-Term Investment Securities (cost $486,055,700)		465,634,056

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 01/31/2025, to be repurchased 02/03/2025 in the amount of $3,118,063 and collateralized by $3,126,900 of United States Treasury Notes, bearing interest at 4.13% due 02/15/2027 and having an approximate value of $3,180,236
(cost $3,117,710)	$ 3,117,710	$ 3,117,710
TOTAL INVESTMENTS (cost $489,173,410)(1)	99.3%	468,751,766
Other assets less liabilities	0.7	3,088,311
NET ASSETS	100.0%	$471,840,077
(1)	See Note 4 for cost of investments on a tax basis.
ETF—Exchange Traded Fund
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$184,534,390	$—	$184,534,390
U.S. Government & Agency Obligations	—	264,595,936	—	264,595,936
Unaffiliated Investment Companies	16,503,730	—	—	16,503,730
Repurchase Agreements	—	3,117,710	—	3,117,710
Total Investments at Value	$16,503,730	$452,248,036	$—	$468,751,766
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.5%
Advertising — 0.3%
Interpublic Group of Cos., Inc.	44,100	$ 1,264,347
Omnicom Group, Inc.	24,900	2,161,071
		3,425,418
Aerospace/Defense — 2.9%
L3Harris Technologies, Inc.	21,700	4,600,617
Lockheed Martin Corp.	27,300	12,638,535
RTX Corp.	145,700	18,788,015
		36,027,167
Agriculture — 2.8%
Altria Group, Inc.	201,600	10,529,568
Philip Morris International, Inc.	182,800	23,800,560
		34,330,128
Airlines — 0.7%
Delta Air Lines, Inc.	75,700	5,092,339
United Airlines Holdings, Inc.†	38,900	4,117,176
		9,209,515
Apparel — 0.2%
Ralph Lauren Corp.	4,800	1,198,560
Skechers USA, Inc., Class A†	15,800	1,190,372
		2,388,932
Auto Manufacturers — 1.6%
Cummins, Inc.	15,900	5,664,375
General Motors Co.	140,500	6,949,130
PACCAR, Inc.	61,800	6,852,384
		19,465,889
Auto Parts & Equipment — 0.2%
Allison Transmission Holdings, Inc.	10,200	1,198,908
BorgWarner, Inc.	23,800	759,220
Gentex Corp.	25,500	660,960
		2,619,088
Banks — 19.0%
Bank of America Corp.	794,600	36,789,980
Bank of New York Mellon Corp.	82,900	7,123,597
Citigroup, Inc.	180,800	14,722,544
Citizens Financial Group, Inc.	46,200	2,197,734
Commerce Bancshares, Inc.	13,575	906,810
Cullen/Frost Bankers, Inc.	5,300	738,820
East West Bancorp, Inc.	14,000	1,441,580
Fifth Third Bancorp	56,000	2,481,360
First Citizens BancShares, Inc., Class A	1,300	2,866,097
First Horizon Corp.	28,000	612,920
Goldman Sachs Group, Inc.	33,300	21,325,320
Huntington Bancshares, Inc.	147,300	2,533,560
JPMorgan Chase & Co.	242,800	64,900,440
M&T Bank Corp.	13,900	2,797,236
Morgan Stanley	166,900	23,103,967
Northern Trust Corp.	20,900	2,346,861
PNC Financial Services Group, Inc.	40,600	8,158,570
Regions Financial Corp.	93,200	2,296,448
State Street Corp.	35,300	3,587,186
US Bancorp	81,500	3,894,070
Webster Financial Corp.	17,700	1,066,248
Wells Fargo & Co.	354,400	27,926,720
Zions Bancorp NA	7,800	451,308
		234,269,376
Security Description	Shares or Principal Amount	Value

Beverages — 1.2%
Coca-Cola Consolidated, Inc.	1,100	$ 1,504,382
Keurig Dr Pepper, Inc.	156,400	5,020,440
PepsiCo, Inc.	57,000	8,589,330
		15,114,152
Biotechnology — 1.8%
Bio-Rad Laboratories, Inc., Class A†	2,600	938,288
Corteva, Inc.	68,400	4,464,468
Exelixis, Inc.†	28,400	941,460
Gilead Sciences, Inc.	143,700	13,967,640
United Therapeutics Corp.†	5,300	1,861,201
		22,173,057
Building Materials — 1.3%
Builders FirstSource, Inc.†	15,100	2,525,928
Eagle Materials, Inc.	3,700	949,938
Fortune Brands Innovations, Inc.	13,800	989,046
Johnson Controls International PLC	63,800	4,976,400
Masco Corp.	32,100	2,544,888
Mohawk Industries, Inc.†	7,200	880,560
Owens Corning	12,500	2,306,875
UFP Industries, Inc.	7,400	855,810
		16,029,445
Chemicals — 0.6%
Axalta Coating Systems, Ltd.†	21,700	779,898
CF Industries Holdings, Inc.	20,000	1,844,200
Eastman Chemical Co.	13,800	1,375,170
Mosaic Co.	31,600	881,324
PPG Industries, Inc.	23,100	2,665,278
		7,545,870
Commercial Services — 1.7%
ADT, Inc.	94,200	723,456
Corpay, Inc.†	7,000	2,663,430
H&R Block, Inc.	16,200	896,022
PayPal Holdings, Inc.†	106,500	9,433,770
U-Haul Holding Co. †	1,900	138,453
U-Haul Holding Co. (Non-Voting)	23,300	1,508,442
United Rentals, Inc.	7,600	5,761,256
		21,124,829
Computers — 3.5%
Cognizant Technology Solutions Corp., Class A	58,300	4,816,163
Dell Technologies, Inc., Class C	34,800	3,605,280
Genpact, Ltd.	20,200	983,538
Hewlett Packard Enterprise Co.	157,300	3,333,187
HP, Inc.	157,100	5,105,750
International Business Machines Corp.	79,500	20,328,150
Leidos Holdings, Inc.	15,647	2,222,344
NetApp, Inc.	20,200	2,466,420
		42,860,832
Cosmetics/Personal Care — 0.3%
Kenvue, Inc.	190,700	4,060,003
Distribution/Wholesale — 0.1%
WESCO International, Inc.	6,100	1,128,500
Diversified Financial Services — 3.8%
Ally Financial, Inc.	28,400	1,106,748
Ameriprise Financial, Inc.	10,600	5,759,616
Apollo Global Management, Inc.	57,700	9,865,546
Capital One Financial Corp.	35,600	7,252,076
Discover Financial Services	26,800	5,389,212

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Invesco, Ltd.	23,400	$ 449,982
Jefferies Financial Group, Inc.	24,600	1,891,494
LPL Financial Holdings, Inc.	7,400	2,714,986
Raymond James Financial, Inc.	21,300	3,588,624
SEI Investments Co.	13,500	1,168,830
Stifel Financial Corp.	10,700	1,239,595
Synchrony Financial	43,400	2,993,732
T. Rowe Price Group, Inc.	23,000	2,689,160
Voya Financial, Inc.	5,200	369,148
		46,478,749
Electric — 3.7%
Consolidated Edison, Inc.	40,500	3,796,470
Dominion Energy, Inc.	98,400	5,470,056
Duke Energy Corp.	90,500	10,135,095
Evergy, Inc.	26,800	1,719,756
NRG Energy, Inc.	24,700	2,530,268
OGE Energy Corp.	23,700	1,000,851
Pinnacle West Capital Corp.	13,500	1,173,960
PPL Corp.	87,000	2,923,200
Public Service Enterprise Group, Inc.	63,900	5,338,206
Sempra	62,700	5,199,711
Southern Co.	58,400	4,902,680
WEC Energy Group, Inc.	16,300	1,617,938
		45,808,191
Electrical Components & Equipment — 0.1%
Acuity Brands, Inc.	3,500	1,163,365
Electronics — 0.4%
Allegion PLC	10,000	1,327,300
Jabil, Inc.	11,900	1,932,679
TD SYNNEX Corp.	10,300	1,467,853
		4,727,832
Energy-Alternate Sources — 0.2%
First Solar, Inc.†	12,300	2,060,496
Engineering & Construction — 0.0%
TopBuild Corp.†	1,600	548,288
Food — 1.4%
Conagra Brands, Inc.	56,000	1,449,840
General Mills, Inc.	64,000	3,848,960
Hormel Foods Corp.	12,800	383,744
Ingredion, Inc.	7,500	1,023,300
Kroger Co.	70,600	4,351,784
Sysco Corp.	58,800	4,287,696
The Campbell's Company	35,100	1,360,827
		16,706,151
Forest Products & Paper — 0.1%
International Paper Co.	32,300	1,796,849
Hand/Machine Tools — 0.2%
Snap-on, Inc.	6,300	2,237,445
Healthcare-Products — 1.1%
Medtronic PLC	150,800	13,695,656
Healthcare-Services — 7.0%
Cigna Group	33,600	9,885,456
DaVita, Inc.†	9,600	1,691,520
HCA Healthcare, Inc.	40,700	13,427,337
Humana, Inc.	12,000	3,518,760
Labcorp Holdings, Inc.	11,100	2,772,780
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Quest Diagnostics, Inc.	16,100	$ 2,625,910
Tenet Healthcare Corp.†	10,100	1,422,989
UnitedHealth Group, Inc.	91,500	49,637,835
Universal Health Services, Inc., Class B	9,500	1,791,320
		86,773,907
Home Builders — 1.5%
D.R. Horton, Inc.	44,100	6,257,790
Lennar Corp., Class A	31,800	4,173,432
Millrose Properties, Inc.†	16,250	179,725
NVR, Inc.†	380	3,046,148
PulteGroup, Inc.	32,100	3,652,338
Toll Brothers, Inc.	11,600	1,575,396
		18,884,829
Household Products/Wares — 0.4%
Kimberly-Clark Corp.	38,400	4,990,848
Insurance — 6.6%
Aflac, Inc.	65,300	7,011,914
American Financial Group, Inc.	8,500	1,160,760
Arch Capital Group, Ltd.	37,100	3,452,897
Assurant, Inc.	5,100	1,097,469
Chubb, Ltd.	42,600	11,582,088
Cincinnati Financial Corp.	15,900	2,179,095
Equitable Holdings, Inc.	40,700	2,214,894
Everest Group, Ltd.	2,200	764,522
Fidelity National Financial, Inc.	27,600	1,605,492
Hartford Financial Services Group, Inc.	33,700	3,759,235
Loews Corp.	24,900	2,127,705
Markel Group, Inc.†	1,090	1,993,370
MetLife, Inc.	85,100	7,362,001
Old Republic International Corp.	30,200	1,104,716
Primerica, Inc.	3,600	1,044,612
Principal Financial Group, Inc.	24,900	2,053,005
Progressive Corp.	30,500	7,516,420
Prudential Financial, Inc.	37,400	4,516,424
Reinsurance Group of America, Inc.	6,500	1,481,090
Travelers Cos., Inc.	43,600	10,689,848
Unum Group	19,700	1,502,125
W.R. Berkley Corp.	39,300	2,312,019
Willis Towers Watson PLC	10,700	3,526,346
		82,058,047
Internet — 0.8%
eBay, Inc.	58,800	3,967,824
Expedia Group, Inc.†	14,700	2,512,965
Gen Digital, Inc.	73,400	1,975,194
Match Group, Inc.	25,000	892,500
		9,348,483
Iron/Steel — 0.4%
Reliance, Inc.	7,100	2,055,450
Steel Dynamics, Inc.	24,900	3,192,180
		5,247,630
Lodging — 0.1%
Wynn Resorts, Ltd.	11,600	1,007,460
Machinery-Construction & Mining — 1.8%
Caterpillar, Inc.	57,400	21,320,656
Oshkosh Corp.	7,700	896,280
		22,216,936

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Diversified — 1.4%
Deere & Co.	28,600	$ 13,629,616
Dover Corp.	12,800	2,607,104
Middleby Corp.†	5,200	889,928
Toro Co.	4,200	349,734
		17,476,382
Media — 2.1%
Charter Communications, Inc., Class A†	14,100	4,871,409
Comcast Corp., Class A	434,000	14,608,440
Fox Corp., Class A	40,100	2,052,318
Walt Disney Co.	43,000	4,861,580
		26,393,747
Metal Fabricate/Hardware — 0.1%
Mueller Industries, Inc.	11,300	889,875
Miscellaneous Manufacturing — 0.5%
3M Co.	22,600	3,439,720
Donaldson Co., Inc.	11,900	847,161
Textron, Inc.	26,600	2,035,166
		6,322,047
Oil & Gas — 3.1%
Chevron Corp.	175,300	26,153,007
Coterra Energy, Inc.	73,300	2,031,876
EOG Resources, Inc.	70,600	8,880,774
Range Resources Corp.	27,900	1,033,416
		38,099,073
Oil & Gas Services — 0.5%
Baker Hughes Co.	114,100	5,269,138
TechnipFMC PLC	44,600	1,340,230
		6,609,368
Packaging & Containers — 0.4%
Amcor PLC	169,500	1,647,540
Berry Global Group, Inc.	12,100	821,832
Crown Holdings, Inc.	15,900	1,396,974
Graphic Packaging Holding Co.	35,900	984,737
		4,851,083
Pharmaceuticals — 8.1%
AbbVie, Inc.	207,300	38,122,470
Cardinal Health, Inc.	28,400	3,511,944
Cencora, Inc.	24,600	6,253,566
Henry Schein, Inc.†	14,900	1,192,000
Johnson & Johnson	251,400	38,250,510
McKesson Corp.	19,500	11,597,625
Viatris, Inc.	140,200	1,581,456
		100,509,571
Pipelines — 1.2%
Antero Midstream Corp.	53,200	853,328
Cheniere Energy, Inc.	26,800	5,993,820
DT Midstream, Inc.	5,000	505,400
Kinder Morgan, Inc.	260,900	7,169,532
		14,522,080
Security Description	Shares or Principal Amount	Value

Retail — 3.7%
AutoNation, Inc.†	8,900	$ 1,678,095
AutoZone, Inc.†	1,900	6,365,399
Best Buy Co., Inc.	25,100	2,155,086
BJ's Wholesale Club Holdings, Inc.†	7,100	703,255
CarMax, Inc.†	18,100	1,550,084
Darden Restaurants, Inc.	13,600	2,655,264
Dick's Sporting Goods, Inc.	6,600	1,584,330
Lithia Motors, Inc.	3,100	1,165,910
Lowe's Cos., Inc.	88,300	22,961,532
Murphy USA, Inc.	2,300	1,156,693
Penske Automotive Group, Inc.	8,100	1,341,603
Ulta Beauty, Inc.†	4,600	1,895,890
		45,213,141
Semiconductors — 1.8%
QUALCOMM, Inc.	128,300	22,186,919
Software — 0.1%
Dropbox, Inc., Class A†	26,700	858,405
Telecommunications — 5.4%
AT&T, Inc.	841,900	19,978,287
Cisco Systems, Inc.	459,200	27,827,520
Verizon Communications, Inc.	492,400	19,395,636
		67,201,443
Toys/Games/Hobbies — 0.1%
Hasbro, Inc.	16,200	937,008
Transportation — 1.2%
CSX Corp.	229,500	7,543,665
FedEx Corp.	28,900	7,654,743
		15,198,408
Total Common Stocks (cost $884,653,496)		1,204,791,913
UNAFFILIATED INVESTMENT COMPANIES — 1.9%
iShares Russell 1000 Value ETF (cost $23,580,787)	121,900	23,592,526
Total Long-Term Investment Securities (cost $908,234,283)		1,228,384,439
SHORT-TERM INVESTMENTS — 0.6%
Unaffiliated Investment Companies — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.33%(1) (cost $6,995,715)	6,995,715	6,995,715
TOTAL INVESTMENTS (cost $915,229,998)(2)	100.0%	1,235,380,154
Other assets less liabilities	(0.0)	(327,984)
NET ASSETS	100.0%	$1,235,052,170
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of January 31, 2025.
(2)	See Note 4 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Home Builders	$18,705,104	$179,725	$—	$18,884,829
Other Industries	1,185,907,084	—	—	1,185,907,084
Unaffiliated Investment Companies	23,592,526	—	—	23,592,526
Short-Term Investments	6,995,715	—	—	6,995,715
Total Investments at Value	$1,235,200,429	$179,725	$—	$1,235,380,154
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Franklin Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.5%
Aerospace/Defense — 3.6%
Melrose Industries PLC	632,321	$ 4,785,544
QinetiQ Group PLC	1,285,988	5,929,829
		10,715,373
Apparel — 0.5%
Dr. Martens PLC	1,680,255	1,503,141
Banks — 17.5%
Atlantic Union Bankshares Corp.	66,681	2,518,541
Camden National Corp.	60,735	2,754,940
Columbia Banking System, Inc.	300,152	8,374,241
First Bancorp	95,012	4,192,879
First Commonwealth Financial Corp.	149,450	2,492,826
First Interstate BancSystem, Inc., Class A	252,287	8,312,857
German American Bancorp, Inc.	84,127	3,476,969
Peoples Bancorp, Inc.	76,475	2,496,909
Sandy Spring Bancorp, Inc.	76,180	2,577,169
Seacoast Banking Corp. of Florida	97,054	2,761,186
SouthState Corp.	76,318	8,058,418
TriCo Bancshares	74,156	3,253,224
Washington Trust Bancorp, Inc.	9,482	310,725
		51,580,884
Building Materials — 2.9%
American Woodmark Corp.†	15,702	1,222,558
Louisiana-Pacific Corp.	11,689	1,367,262
UFP Industries, Inc.	51,908	6,003,160
		8,592,980
Chemicals — 3.6%
Ashland, Inc.	4,143	263,039
Avient Corp.	109,038	4,677,730
Elementis PLC	2,885,495	5,634,593
		10,575,362
Commercial Services — 3.4%
Babcock International Group PLC	223,215	1,488,294
Herc Holdings, Inc.	2,724	555,587
WillScot Holdings Corp.†	212,065	7,859,129
		9,903,010
Computers — 0.2%
Lumentum Holdings, Inc.†	5,883	500,408
Diversified Financial Services — 2.8%
Bread Financial Holdings, Inc.	40,494	2,564,485
Victory Capital Holdings, Inc., Class A	87,541	5,793,463
		8,357,948
Electric — 1.0%
Black Hills Corp.	25,349	1,488,747
IDACORP, Inc.	13,266	1,458,464
		2,947,211
Electronics — 6.6%
Benchmark Electronics, Inc.	91,484	3,902,707
Coherent Corp.†	5,728	518,327
Knowles Corp.†	293,868	5,562,921
Sanmina Corp.†	91,758	7,682,897
TTM Technologies, Inc.†	73,067	1,796,718
		19,463,570
Engineering & Construction — 0.7%
Primoris Services Corp.	25,292	1,941,667
Security Description	Shares or Principal Amount	Value

Hand/Machine Tools — 1.9%
Regal Rexnord Corp.	35,661	$ 5,660,471
Healthcare-Products — 2.2%
Envista Holdings Corp.†	309,518	6,351,309
Home Builders — 2.1%
Century Communities, Inc.	10,129	773,653
M/I Homes, Inc.†	11,644	1,464,815
Meritage Homes Corp.	23,612	1,838,666
Taylor Morrison Home Corp.†	34,412	2,218,198
		6,295,332
Insurance — 7.1%
CNO Financial Group, Inc.	185,077	7,391,976
Hanover Insurance Group, Inc.	54,026	8,270,840
Horace Mann Educators Corp.	133,683	5,164,174
TWFG, Inc.†	476	13,652
		20,840,642
Iron/Steel — 1.4%
Commercial Metals Co.	84,550	4,099,829
Leisure Time — 0.3%
BRP, Inc.	7,928	379,122
Brunswick Corp.	7,514	506,744
		885,866
Lodging — 3.7%
Boyd Gaming Corp.	41,935	3,214,318
Hilton Grand Vacations, Inc.†	189,209	7,795,411
		11,009,729
Machinery-Diversified — 7.3%
Chart Industries, Inc.†	46,662	9,873,213
Gates Industrial Corp. PLC†	206,408	4,270,581
Middleby Corp.†	8,673	1,484,297
Mueller Water Products, Inc., Class A	252,984	5,818,632
		21,446,723
Media — 1.4%
Cable One, Inc.	13,307	4,045,461
Metal Fabricate/Hardware — 3.5%
Ryerson Holding Corp.	105,251	2,353,413
Valmont Industries, Inc.	24,003	7,963,235
		10,316,648
Miscellaneous Manufacturing — 0.5%
Senior PLC	678,294	1,380,204
Office Furnishings — 1.0%
HNI Corp.	56,283	2,805,708
Oil & Gas — 1.9%
Veren, Inc.	1,083,916	5,459,294
Oil & Gas Services — 2.1%
Hunting PLC	464,496	1,995,259
Liberty Energy, Inc.	169,752	3,108,159
TechnipFMC PLC	36,699	1,102,805
		6,206,223
Real Estate — 2.4%
McGrath RentCorp	56,746	6,961,032
REITS — 2.8%
Alexander & Baldwin, Inc.	127,760	2,280,516
Highwoods Properties, Inc.	70,480	2,099,599

SunAmerica Series Trust SA Franklin Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Kite Realty Group Trust	113,633	$ 2,630,604
STAG Industrial, Inc.	36,754	1,256,252
		8,266,971
Retail — 1.5%
Bath & Body Works, Inc.	31,616	1,189,078
Group 1 Automotive, Inc.	5,185	2,366,901
La-Z-Boy, Inc.	16,257	767,330
		4,323,309
Savings & Loans — 2.2%
WSFS Financial Corp.	118,070	6,611,920
Semiconductors — 0.7%
Cohu, Inc.†	91,628	2,099,197
Software — 3.0%
ACI Worldwide, Inc.†	166,755	8,929,730
Toys/Games/Hobbies — 3.0%
Mattel, Inc.†	479,780	8,943,099
Transportation — 2.7%
Knight-Swift Transportation Holdings, Inc.	96,178	5,490,802
RXO, Inc.†	100,363	2,574,311
		8,065,113
Total Long-Term Investment Securities (cost $252,229,390)		287,085,364
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.9%
U.S. Government Agency — 2.7%
Federal Home Loan Bank
4.18%, 02/03/2025	$7,885,000	$ 7,882,237
Unaffiliated Investment Companies — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.33%(1)	693,206	693,206
Total Short-Term Investments (cost $8,576,375)		8,575,443
TOTAL INVESTMENTS (cost $260,805,765)(2)	100.4%	295,660,807
Other assets less liabilities	(0.4)	(1,275,404)
NET ASSETS	100.0%	$294,385,403
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of January 31, 2025.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$—	$10,715,373	$—	$10,715,373
Apparel	—	1,503,141	—	1,503,141
Chemicals	4,940,769	5,634,593	—	10,575,362
Commercial Services	8,414,716	1,488,294	—	9,903,010
Miscellaneous Manufacturing	—	1,380,204	—	1,380,204
Oil & Gas Services	4,210,964	1,995,259	—	6,206,223
Other Industries	246,802,051	—	—	246,802,051
Short-Term Investments:
U.S. Government Agency	—	7,882,237	—	7,882,237
Other Short-Term Investments	693,206	—	—	693,206
Total Investments at Value	$265,061,706	$30,599,101	$—	$295,660,807
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.2%
Aerospace/Defense — 2.4%
General Electric Co.	13,626	$ 2,773,845
L3Harris Technologies, Inc.	902	191,233
Lockheed Martin Corp.	5,017	2,322,620
RTX Corp.	1,882	242,684
		5,530,382
Agriculture — 1.2%
Altria Group, Inc.	46,964	2,452,929
Bunge Global SA	5,191	395,191
		2,848,120
Apparel — 0.5%
Deckers Outdoor Corp.†	5,442	965,193
PVH Corp.	2,016	180,634
		1,145,827
Auto Manufacturers — 2.7%
Cummins, Inc.	646	230,138
General Motors Co.	48,303	2,389,066
Tesla, Inc.†	8,748	3,539,441
		6,158,645
Auto Parts & Equipment — 0.2%
Allison Transmission Holdings, Inc.	2,999	352,503
BorgWarner, Inc.	5,956	189,996
		542,499
Banks — 3.9%
Bank of New York Mellon Corp.	8,332	715,969
Citigroup, Inc.	9,524	775,540
JPMorgan Chase & Co.	11,590	3,098,007
Northern Trust Corp.	3,356	376,845
State Street Corp.	13,284	1,349,920
Wells Fargo & Co.	33,674	2,653,511
		8,969,792
Beverages — 0.7%
Coca-Cola Consolidated, Inc.	266	363,787
Molson Coors Beverage Co., Class B	7,385	404,329
PepsiCo, Inc.	6,315	951,607
		1,719,723
Biotechnology — 2.5%
Amgen, Inc.	756	215,778
Biogen, Inc.†	2,260	325,282
Exelixis, Inc.†	10,642	352,782
Gilead Sciences, Inc.	32,974	3,205,073
Incyte Corp.†	2,879	213,507
Regeneron Pharmaceuticals, Inc.†	1,128	759,121
United Therapeutics Corp.†	1,783	626,136
		5,697,679
Building Materials — 1.3%
Builders FirstSource, Inc.†	4,239	709,100
CRH PLC	7,668	759,362
Lennox International, Inc.	946	560,429
Masco Corp.	6,237	494,469
Owens Corning	2,745	506,590
		3,029,950
Chemicals — 0.9%
CF Industries Holdings, Inc.	6,666	614,672
DuPont de Nemours, Inc.	6,137	471,322
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
Eastman Chemical Co.	1,679	$ 167,312
LyondellBasell Industries NV, Class A	3,930	297,501
RPM International, Inc.	2,431	307,765
Sherwin-Williams Co.	515	184,452
		2,043,024
Commercial Services — 1.7%
Cintas Corp.	3,444	690,763
H&R Block, Inc.	4,909	271,517
PayPal Holdings, Inc.†	30,930	2,739,779
Rollins, Inc.	4,465	221,018
		3,923,077
Computers — 8.6%
Apple, Inc.	65,404	15,435,344
CACI International, Inc., Class A†	715	276,176
Cognizant Technology Solutions Corp., Class A	2,449	202,312
Fortinet, Inc.†	7,672	773,951
Genpact, Ltd.	4,821	234,734
HP, Inc.	34,089	1,107,893
International Business Machines Corp.	1,037	265,161
Leidos Holdings, Inc.	5,491	779,887
NetApp, Inc.	5,871	716,849
		19,792,307
Cosmetics/Personal Care — 1.0%
Colgate-Palmolive Co.	23,026	1,996,354
Procter & Gamble Co.	1,339	222,261
		2,218,615
Distribution/Wholesale — 0.6%
Fastenal Co.	8,021	587,458
WW Grainger, Inc.	723	768,310
		1,355,768
Diversified Financial Services — 3.5%
Affiliated Managers Group, Inc.	1,009	189,631
Ameriprise Financial, Inc.	397	215,714
Janus Henderson Group PLC	4,929	221,460
Jefferies Financial Group, Inc.	6,696	514,855
Mastercard, Inc., Class A	5,654	3,140,401
SEI Investments Co.	3,365	291,342
Stifel Financial Corp.	2,059	238,535
Synchrony Financial	14,131	974,756
T. Rowe Price Group, Inc.	7,716	902,155
Visa, Inc., Class A	3,802	1,299,524
		7,988,373
Electric — 2.8%
American Electric Power Co., Inc.	5,113	502,915
Consolidated Edison, Inc.	5,269	493,916
DTE Energy Co.	1,439	172,507
Edison International	2,724	147,096
Entergy Corp.	9,205	746,341
Evergy, Inc.	3,024	194,050
FirstEnergy Corp.	12,552	499,570
NRG Energy, Inc.	9,181	940,502
OGE Energy Corp.	5,128	216,555
Vistra Corp.	15,284	2,568,171
		6,481,623
Electrical Components & Equipment — 0.2%
Acuity Brands, Inc.	1,145	380,586

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics — 0.8%
Arrow Electronics, Inc.†	2,002	$ 233,333
Mettler-Toledo International, Inc.†	867	1,182,970
TD SYNNEX Corp.	2,398	341,739
		1,758,042
Engineering & Construction — 0.3%
EMCOR Group, Inc.	1,447	648,343
Environmental Control — 0.1%
Waste Management, Inc.	1,009	222,242
Food — 1.1%
Albertsons Cos., Inc., Class A	18,967	380,288
Ingredion, Inc.	2,436	332,368
Kroger Co.	29,541	1,820,907
		2,533,563
Gas — 0.1%
National Fuel Gas Co.	2,908	203,647
Hand/Machine Tools — 0.2%
Snap-on, Inc.	1,103	391,730
Healthcare-Products — 2.4%
Agilent Technologies, Inc.	1,358	205,764
Boston Scientific Corp.†	8,853	906,193
Hologic, Inc.†	9,391	677,467
IDEXX Laboratories, Inc.†	1,271	536,425
Medtronic PLC	13,015	1,182,022
QIAGEN NV	5,168	230,714
ResMed, Inc.	1,965	464,094
Solventum Corp.†	5,611	415,551
Stryker Corp.	1,917	750,103
Waters Corp.†	612	254,274
		5,622,607
Healthcare-Services — 1.4%
Cigna Group	213	62,667
DaVita, Inc.†	2,101	370,196
Encompass Health Corp.	1,875	186,131
HCA Healthcare, Inc.	487	160,666
Medpace Holdings, Inc.†	945	329,947
Tenet Healthcare Corp.†	3,604	507,768
UnitedHealth Group, Inc.	2,173	1,178,831
Universal Health Services, Inc., Class B	2,424	457,069
		3,253,275
Home Builders — 0.2%
NVR, Inc.†	43	344,696
Toll Brothers, Inc.	1,357	184,294
		528,990
Household Products/Wares — 0.2%
Kimberly-Clark Corp.	3,694	480,109
Insurance — 3.5%
Aflac, Inc.	1,729	185,660
Arch Capital Group, Ltd.	2,236	208,105
Axis Capital Holdings, Ltd.	2,491	226,731
Berkshire Hathaway, Inc., Class B†	7,673	3,596,105
Equitable Holdings, Inc.	4,696	255,556
Everest Group, Ltd.	958	332,915
Globe Life, Inc.	2,053	250,651
Hartford Financial Services Group, Inc.	10,325	1,151,754
Lincoln National Corp.	6,404	225,165
MGIC Investment Corp.	9,521	243,166
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Old Republic International Corp.	5,994	$ 219,260
Reinsurance Group of America, Inc.	1,261	287,331
RenaissanceRe Holdings, Ltd.	929	216,067
Unum Group	7,542	575,077
		7,973,543
Internet — 14.5%
Alphabet, Inc., Class A	19,693	4,017,766
Alphabet, Inc., Class C	20,414	4,197,118
Amazon.com, Inc.†	39,030	9,276,650
Booking Holdings, Inc.	598	2,833,061
F5, Inc.†	2,049	609,086
Gen Digital, Inc.	24,097	648,450
GoDaddy, Inc., Class A†	4,054	862,083
Meta Platforms, Inc., Class A	11,176	7,702,276
Netflix, Inc.†	1,309	1,278,579
Spotify Technology SA†	2,413	1,323,651
Uber Technologies, Inc.†	10,447	698,382
		33,447,102
Iron/Steel — 0.6%
Reliance, Inc.	1,797	520,231
Steel Dynamics, Inc.	5,999	769,072
		1,289,303
Media — 0.9%
Comcast Corp., Class A	47,428	1,596,427
Fox Corp., Class A	9,902	506,784
		2,103,211
Miscellaneous Manufacturing — 0.6%
3M Co.	7,089	1,078,946
Carlisle Cos., Inc.	477	185,772
Textron, Inc.	2,599	198,850
		1,463,568
Oil & Gas — 2.3%
ConocoPhillips	4,949	489,110
Devon Energy Corp.	13,684	466,624
EOG Resources, Inc.	17,905	2,252,270
Exxon Mobil Corp.	10,485	1,120,113
Marathon Petroleum Corp.	1,643	239,401
Matador Resources Co.	3,599	208,742
Ovintiv, Inc.	8,188	345,697
Valero Energy Corp.	518	68,894
Weatherford International PLC	2,683	168,895
		5,359,746
Pharmaceuticals — 5.5%
AbbVie, Inc.	19,874	3,654,829
BellRing Brands, Inc.†	4,441	343,511
Bristol-Myers Squibb Co.	48,017	2,830,602
Cencora, Inc.	919	233,619
Eli Lilly & Co.	2,474	2,006,612
Jazz Pharmaceuticals PLC†	2,263	281,449
Johnson & Johnson	2,411	366,834
McKesson Corp.	3,715	2,209,496
Merck & Co., Inc.	709	70,063
Neurocrine Biosciences, Inc.†	3,708	562,949
Viatris, Inc.	19,324	217,975
		12,777,939
Pipelines — 0.4%
Cheniere Energy, Inc.	4,125	922,556

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real Estate — 0.3%
CBRE Group, Inc., Class A†	1,744	$ 252,427
Jones Lang LaSalle, Inc.†	1,929	545,521
		797,948
REITS — 1.9%
Camden Property Trust	4,070	462,800
Essex Property Trust, Inc.	232	66,020
First Industrial Realty Trust, Inc.	3,712	198,184
Gaming & Leisure Properties, Inc.	10,634	514,579
Lamar Advertising Co., Class A	2,598	328,439
NNN REIT, Inc.	5,349	210,697
Omega Healthcare Investors, Inc.	9,173	339,952
Simon Property Group, Inc.	11,287	1,962,358
VICI Properties, Inc.	7,812	232,563
		4,315,592
Retail — 4.4%
Best Buy Co., Inc.	10,640	913,550
Dick's Sporting Goods, Inc.	992	238,130
Domino's Pizza, Inc.	1,228	551,519
Ferguson Enterprises, Inc.	334	60,494
Lowe's Cos., Inc.	6,472	1,682,979
Murphy USA, Inc.	700	352,037
Target Corp.	1,266	174,594
Texas Roadhouse, Inc.	2,479	448,947
TJX Cos., Inc.	8,369	1,044,368
Walmart, Inc.	35,105	3,445,907
Williams-Sonoma, Inc.	4,732	1,000,203
Wingstop, Inc.	677	201,678
		10,114,406
Semiconductors — 10.1%
Applied Materials, Inc.	9,108	1,642,628
Broadcom, Inc.	15,679	3,469,292
KLA Corp.	1,485	1,096,287
Lam Research Corp.	2,560	207,488
NVIDIA Corp.	116,673	14,008,927
QUALCOMM, Inc.	17,085	2,954,509
		23,379,131
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	1,379	272,021
Software — 10.0%
Adobe, Inc.†	5,088	2,225,746
AppLovin Corp., Class A†	3,471	1,282,847
Security Description	Shares or Principal Amount	Value

Software (continued)
DocuSign, Inc.†	7,554	$ 730,698
Dropbox, Inc., Class A†	8,422	270,767
Electronic Arts, Inc.	8,689	1,067,965
Fair Isaac Corp.†	1,165	2,182,697
Fidelity National Information Services, Inc.	2,922	238,055
Intuit, Inc.	554	333,237
Manhattan Associates, Inc.†	2,277	474,959
Microsoft Corp.	31,858	13,222,982
Nutanix, Inc., Class A†	3,168	217,848
Zoom Communications, Inc.†	9,267	805,673
		23,053,474
Telecommunications — 2.4%
Arista Networks, Inc.†	11,645	1,341,853
AT&T, Inc.	130,006	3,085,043
Motorola Solutions, Inc.	2,277	1,068,482
Verizon Communications, Inc.	4,079	160,672
		5,656,050
Transportation — 0.2%
FedEx Corp.	766	202,891
Ryder System, Inc.	1,476	235,289
		438,180
Total Long-Term Investment Securities (cost $177,877,918)		228,832,308
SHORT-TERM INVESTMENTS — 0.9%
U.S. Government Agency — 0.8%
Federal Home Loan Bank Disc. Notes
4.18%, 02/03/2025	$1,795,000	1,794,371
Unaffiliated Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.33%(1)	197,821	197,821
Total Short-Term Investments (cost $1,992,404)		1,992,192
TOTAL INVESTMENTS (cost $179,870,322)(2)	100.1%	230,824,500
Other assets less liabilities	(0.1)	(130,008)
NET ASSETS	100.0%	$230,694,492
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of January 31, 2025.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$228,832,308	$—	$—	$228,832,308
Short-Term Investments:
U.S. Government Agency	—	1,794,371	—	1,794,371
Other Short-Term Investments	197,821	—	—	197,821
Total Investments at Value	$229,030,129	$1,794,371	$—	$230,824,500
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.0%
Aerospace/Defense — 1.4%
Howmet Aerospace, Inc.	10,775	$ 1,363,900
Lockheed Martin Corp.	12,180	5,638,731
		7,002,631
Agriculture — 1.8%
Altria Group, Inc.	124,863	6,521,595
Bunge Global SA	28,483	2,168,411
Philip Morris International, Inc.	4,006	521,581
		9,211,587
Apparel — 0.4%
PVH Corp.	11,023	987,661
Ralph Lauren Corp.	4,941	1,233,768
		2,221,429
Auto Manufacturers — 1.1%
General Motors Co.	110,617	5,471,117
Auto Parts & Equipment — 0.1%
BorgWarner, Inc.	15,739	502,074
Banks — 9.2%
Bank of America Corp.	174,545	8,081,434
Bank of New York Mellon Corp.	76,355	6,561,185
Huntington Bancshares, Inc.	225,845	3,884,534
JPMorgan Chase & Co.	71,533	19,120,771
Northern Trust Corp.	39,343	4,417,825
Regions Financial Corp.	109,664	2,702,121
Zions Bancorp NA	28,706	1,660,929
		46,428,799
Beverages — 0.9%
PepsiCo, Inc.	30,904	4,656,924
Biotechnology — 2.1%
Biogen, Inc.†	8,029	1,155,614
Gilead Sciences, Inc.	77,542	7,537,083
Regeneron Pharmaceuticals, Inc.†	2,786	1,874,922
		10,567,619
Building Materials — 3.2%
CRH PLC	61,500	6,090,345
Masco Corp.	19,499	1,545,881
Owens Corning	16,843	3,108,375
Trane Technologies PLC	14,409	5,226,865
		15,971,466
Chemicals — 2.0%
CF Industries Holdings, Inc.	30,376	2,800,971
Eastman Chemical Co.	22,989	2,290,854
Ecolab, Inc.	3,773	943,967
LyondellBasell Industries NV, Class A	50,753	3,842,002
		9,877,794
Commercial Services — 0.8%
Block, Inc.†	35,008	3,179,427
Cintas Corp.	3,036	608,930
		3,788,357
Computers — 3.0%
Amdocs, Ltd.	22,524	1,986,391
Cognizant Technology Solutions Corp., Class A	34,654	2,862,767
DXC Technology Co.†	35,844	778,532
Fortinet, Inc.†	19,145	1,931,348
Genpact, Ltd.	34,871	1,697,869
Security Description	Shares or Principal Amount	Value

Computers (continued)
Leidos Holdings, Inc.	23,919	$ 3,397,215
NetApp, Inc.	18,300	2,234,430
		14,888,552
Cosmetics/Personal Care — 1.7%
Colgate-Palmolive Co.	56,936	4,936,351
Procter & Gamble Co.	22,087	3,666,221
		8,602,572
Distribution/Wholesale — 0.2%
WW Grainger, Inc.	920	977,656
Diversified Financial Services — 3.9%
Ameriprise Financial, Inc.	1,447	786,242
Janus Henderson Group PLC	22,603	1,015,553
Jefferies Financial Group, Inc.	23,962	1,842,438
Raymond James Financial, Inc.	22,935	3,864,089
SEI Investments Co.	17,109	1,481,297
Synchrony Financial	61,489	4,241,511
T. Rowe Price Group, Inc.	42,083	4,920,344
Western Union Co.	53,410	551,191
XP, Inc., Class A	72,515	989,830
		19,692,495
Electric — 2.6%
AES Corp.	103,457	1,138,027
CMS Energy Corp.	28,757	1,897,962
Edison International	69,068	3,729,672
Entergy Corp.	30,540	2,476,184
WEC Energy Group, Inc.	20,162	2,001,280
Xcel Energy, Inc.	28,771	1,933,411
		13,176,536
Electrical Components & Equipment — 1.8%
Acuity Brands, Inc.	5,532	1,838,782
Eaton Corp. PLC	21,560	7,038,046
		8,876,828
Electronics — 1.7%
Avnet, Inc.	17,672	912,935
Hubbell, Inc.	4,891	2,068,942
Mettler-Toledo International, Inc.†	4,031	5,500,058
		8,481,935
Engineering & Construction — 0.6%
EMCOR Group, Inc.	4,545	2,036,433
Jacobs Solutions, Inc.	8,403	1,177,512
		3,213,945
Environmental Control — 0.2%
Republic Services, Inc.	5,419	1,175,219
Food — 1.5%
Ingredion, Inc.	13,157	1,795,141
Kroger Co.	91,468	5,638,088
		7,433,229
Gas — 0.4%
NiSource, Inc.	28,088	1,047,682
UGI Corp.	34,256	1,052,687
		2,100,369
Healthcare-Products — 6.8%
Abbott Laboratories	27,153	3,473,683
Agilent Technologies, Inc.	31,016	4,699,544
Boston Scientific Corp.†	64,682	6,620,850

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Medtronic PLC	81,500	$ 7,401,830
ResMed, Inc.	17,409	4,111,658
Stryker Corp.	14,996	5,867,785
Waters Corp.†	4,604	1,912,870
		34,088,220
Healthcare-Services — 2.6%
Cigna Group	13,061	3,842,677
HCA Healthcare, Inc.	7,949	2,622,455
UnitedHealth Group, Inc.	11,911	6,461,598
		12,926,730
Home Builders — 1.0%
PulteGroup, Inc.	27,448	3,123,034
Toll Brothers, Inc.	13,162	1,787,531
		4,910,565
Insurance — 7.9%
Arch Capital Group, Ltd.	48,660	4,528,786
Assured Guaranty, Ltd.	9,417	890,848
Axis Capital Holdings, Ltd.	13,119	1,194,091
Berkshire Hathaway, Inc., Class B†	35,567	16,669,186
Everest Group, Ltd.	7,122	2,474,966
Globe Life, Inc.	17,115	2,089,570
Hartford Financial Services Group, Inc.	48,527	5,413,187
MGIC Investment Corp.	46,162	1,178,978
Reinsurance Group of America, Inc.	11,625	2,648,873
Unum Group	36,217	2,761,546
		39,850,031
Internet — 1.4%
Booking Holdings, Inc.	412	1,951,875
F5, Inc.†	6,869	2,041,879
Gen Digital, Inc.	107,487	2,892,475
		6,886,229
Iron/Steel — 0.3%
Steel Dynamics, Inc.	12,961	1,661,600
Leisure Time — 1.0%
Royal Caribbean Cruises, Ltd.	18,184	4,847,854
Lodging — 0.2%
Boyd Gaming Corp.	11,706	897,265
Machinery-Construction & Mining — 1.4%
Caterpillar, Inc.	18,543	6,887,612
Media — 1.5%
Charter Communications, Inc., Class A†	1,637	565,567
Comcast Corp., Class A	208,798	7,028,141
		7,593,708
Miscellaneous Manufacturing — 1.2%
3M Co.	41,404	6,301,689
Oil & Gas — 5.8%
Chevron Corp.	17,993	2,684,376
ConocoPhillips	47,072	4,652,126
Devon Energy Corp.	70,595	2,407,289
EOG Resources, Inc.	10,372	1,304,694
Exxon Mobil Corp.	65,263	6,972,046
Marathon Petroleum Corp.	34,247	4,990,130
Valero Energy Corp.	44,847	5,964,651
		28,975,312
Security Description	Shares or Principal Amount	Value

Oil & Gas Services — 0.2%
Halliburton Co.	46,659	$ 1,214,067
Packaging & Containers — 0.3%
AptarGroup, Inc.	10,936	1,718,592
Pharmaceuticals — 3.1%
AbbVie, Inc.	7,568	1,391,755
Bristol-Myers Squibb Co.	124,346	7,330,197
Cardinal Health, Inc.	15,875	1,963,102
Johnson & Johnson	31,425	4,781,314
		15,466,368
Pipelines — 0.9%
Cheniere Energy, Inc.	21,313	4,766,652
Private Equity — 0.1%
KKR & Co., Inc.	4,299	718,234
Real Estate — 1.4%
CBRE Group, Inc., Class A†	37,174	5,380,565
Jones Lang LaSalle, Inc.†	5,246	1,483,569
		6,864,134
REITS — 3.3%
AvalonBay Communities, Inc.	18,950	4,197,614
Brixmor Property Group, Inc.	50,813	1,324,187
Simon Property Group, Inc.	31,689	5,509,450
VICI Properties, Inc.	150,868	4,491,340
Welltower, Inc.	9,713	1,325,630
		16,848,221
Retail — 6.3%
Best Buy Co., Inc.	41,280	3,544,301
Dick's Sporting Goods, Inc.	5,974	1,434,059
Domino's Pizza, Inc.	4,468	2,006,668
Ferguson Enterprises, Inc.	26,883	4,869,049
Gap, Inc.	34,336	826,468
Target Corp.	5,855	807,463
TJX Cos., Inc.	44,247	5,521,583
Walmart, Inc.	110,927	10,888,594
Williams-Sonoma, Inc.	8,123	1,716,958
		31,615,143
Semiconductors — 2.7%
Applied Materials, Inc.	13,104	2,363,306
Cirrus Logic, Inc.†	8,643	868,103
ON Semiconductor Corp.†	31,360	1,641,382
QUALCOMM, Inc.	13,430	2,322,450
Texas Instruments, Inc.	33,357	6,158,036
		13,353,277
Software — 3.7%
Dropbox, Inc., Class A†	28,137	904,604
Electronic Arts, Inc.	35,782	4,397,966
Fiserv, Inc.†	16,043	3,465,930
Nutanix, Inc., Class A†	17,937	1,233,438
Salesforce, Inc.	12,015	4,105,525
Zoom Communications, Inc.†	50,035	4,350,043
		18,457,506
Telecommunications — 3.5%
AT&T, Inc.	340,484	8,079,685
Motorola Solutions, Inc.	12,278	5,761,452
Verizon Communications, Inc.	99,830	3,932,304
		17,773,441

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation — 1.7%
FedEx Corp.	18,275	$ 4,840,499
JB Hunt Transport Services, Inc.	15,540	2,660,759
Ryder System, Inc.	7,171	1,143,129
		8,644,387
Water — 0.1%
American Water Works Co., Inc.	3,899	485,971
Total Long-Term Investment Securities (cost $430,661,308)		498,071,941
SHORT-TERM INVESTMENTS — 1.0%
U.S. Government Agency — 0.9%
Federal Home Loan Bank
4.18%, 02/03/2025	$4,495,000	4,493,425
Security Description	Shares or Principal Amount	Value

Unaffiliated Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.33%(1)	418,523	$ 418,523
Total Short-Term Investments (cost $4,912,479)		4,911,948
TOTAL INVESTMENTS (cost $435,573,787)(2)	100.0%	502,983,889
Other assets less liabilities	(0.0)	(145,118)
NET ASSETS	100.0%	$502,838,771
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of January 31, 2025.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$498,071,941	$—	$—	$498,071,941
Short-Term Investments:
U.S. Government Agency	—	4,493,425	—	4,493,425
Other Short-Term Investments	418,523	—	—	418,523
Total Investments at Value	$498,490,464	$4,493,425	$—	$502,983,889
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 64.8%
Advertising — 0.0%
Interpublic Group of Cos., Inc.	233	$ 6,680
Omnicom Group, Inc.	131	11,370
		18,050
Aerospace/Defense — 1.2%
Airbus SE	560	96,771
BAE Systems PLC	9,826	148,694
Ducommun, Inc.†	284	19,420
L3Harris Technologies, Inc.	115	24,381
Leonardo DRS, Inc.†	1,138	40,001
Leonardo SpA	1,583	49,650
Lockheed Martin Corp.	320	148,144
Moog, Inc., Class A	149	27,067
Redwire Corp.†	2,050	49,036
Rolls-Royce Holdings PLC†	10,000	74,912
RTX Corp.	4,330	558,354
		1,236,430
Agriculture — 0.3%
Altria Group, Inc.	2,392	124,934
Andersons, Inc.	317	12,918
Dole PLC	1,307	17,801
Philip Morris International, Inc.	965	125,643
Turning Point Brands, Inc.	256	16,318
		297,614
Airlines — 0.1%
Delta Air Lines, Inc.	400	26,908
SkyWest, Inc.†	462	55,865
United Airlines Holdings, Inc.†	205	21,697
		104,470
Apparel — 0.3%
adidas AG	202	53,349
Asics Corp.	1,600	35,725
Hanesbrands, Inc.†	3,405	27,649
Hermes International S.C.A.	42	117,581
LVMH Moet Hennessy Louis Vuitton SE	108	77,816
Ralph Lauren Corp.	26	6,492
Skechers USA, Inc., Class A†	83	6,253
		324,865
Auto Manufacturers — 0.8%
Blue Bird Corp.†	724	25,789
Cummins, Inc.	84	29,925
General Motors Co.	742	36,699
Isuzu Motors, Ltd.	2,100	28,183
Kia Corp.	1,000	69,892
PACCAR, Inc.	326	36,147
REV Group, Inc.	625	21,688
Subaru Corp.	5,200	90,484
Tesla, Inc.†	1,005	406,623
Toyota Motor Corp.	4,400	83,841
		829,271
Auto Parts & Equipment — 0.1%
Allison Transmission Holdings, Inc.	54	6,347
BorgWarner, Inc.	126	4,019
Cheng Shin Rubber Industry Co., Ltd.	44,000	67,121
Continental AG	733	52,219
Gentex Corp.	135	3,499
		133,205
Security Description	Shares or Principal Amount	Value

Banks — 5.0%
ABN AMRO Bank NV CVA*	3,128	$ 52,492
AIB Group PLC	7,595	44,782
Amalgamated Financial Corp.	637	22,257
Associated Banc-Corp.	765	19,232
Banco Bilbao Vizcaya Argentaria SA	2,990	34,062
Banco de Sabadell SA	17,496	41,265
Banco Santander SA	19,363	99,330
Bancorp, Inc.†	551	33,644
Bank of America Corp.	14,229	658,803
Bank of N.T. Butterfield & Son, Ltd.	759	27,848
Bank of New York Mellon Corp.	1,663	142,902
BankUnited, Inc.	689	28,325
Barclays PLC	23,236	85,038
BAWAG Group AG*	691	62,692
BayCom Corp.	452	12,651
BNP Paribas SA	1,880	128,126
Central Pacific Financial Corp.	452	13,510
Citigroup, Inc.	1,709	139,164
Citizens Financial Group, Inc.	244	11,607
CNB Financial Corp.	576	14,573
Commerce Bancshares, Inc.	72	4,810
Commonwealth Bank of Australia	913	90,660
Cullen/Frost Bankers, Inc.	28	3,903
Customers Bancorp, Inc.†	445	25,356
Deutsche Bank AG	3,873	76,059
DNB Bank ASA	2,000	42,544
Eagle Bancorp, Inc.	452	11,847
East West Bancorp, Inc.	74	7,620
Erste Group Bank AG	969	59,752
Fifth Third Bancorp	296	13,116
Financial Institutions, Inc.	600	15,822
First BanCorp.	2,237	46,440
First Citizens BancShares, Inc., Class A	7	15,433
First Financial Corp.	376	18,119
First Horizon Corp.	148	3,240
First Internet Bancorp	209	6,807
Goldman Sachs Group, Inc.	176	112,710
HomeStreet, Inc.†	481	4,844
Hope Bancorp, Inc.	1,482	17,280
HSBC Holdings PLC	11,300	117,876
Huntington Bancshares, Inc.	778	13,382
Independent Bank Corp.	368	24,715
Independent Bank Corp.	573	20,857
ING Groep NV	4,101	68,258
Intesa Sanpaolo SpA	21,431	93,052
JPMorgan Chase & Co.	3,609	964,686
KBC Group NV	703	53,983
Kearny Financial Corp.	1,331	9,184
Lloyds Banking Group PLC	127,608	97,977
M&T Bank Corp.	73	14,690
Mercantile Bank Corp.	130	6,345
Mitsubishi UFJ Financial Group, Inc.	8,600	108,884
Morgan Stanley	881	121,957
NatWest Group PLC	21,017	112,263
Northeast Community Bancorp, Inc.	777	19,270
Northern Trust Corp.	110	12,352
OFG Bancorp	751	32,075
Piraeus Financial Holdings SA	5,262	23,882
PNC Financial Services Group, Inc.	214	43,003
Preferred Bank	213	19,460
Rakuten Bank, Ltd.†	1,800	55,252
Regions Financial Corp.	492	12,123
Sandy Spring Bancorp, Inc.	495	16,746

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
ServisFirst Bancshares, Inc.	79	$ 7,163
Shinhan Financial Group Co., Ltd.	1,053	36,747
Standard Chartered PLC	5,337	72,059
State Street Corp.	190	19,308
Sumitomo Mitsui Financial Group, Inc.	2,200	54,435
TrustCo Bank Corp.	406	13,057
UBS Group AG	1,937	68,392
UniCredit SpA	3,200	147,143
Univest Financial Corp.	604	18,356
US Bancorp	4,983	238,088
Webster Financial Corp.	93	5,602
Wells Fargo & Co.	1,871	147,435
Westpac Banking Corp.	2,100	43,855
Zions Bancorp NA	41	2,372
		5,184,949
Beverages — 0.7%
Anheuser-Busch InBev SA NV	665	32,706
Coca-Cola Co.	2,573	163,334
Coca-Cola Consolidated, Inc.	21	28,720
Coca-Cola Femsa SAB de CV ADR	344	27,001
Coca-Cola HBC AG	1,471	51,251
Keurig Dr Pepper, Inc.	826	26,515
Kirin Holdings Co., Ltd.	1,600	20,227
Monster Beverage Corp.†	3,394	165,322
PepsiCo, Inc.	1,308	197,102
		712,178
Biotechnology — 0.7%
ACADIA Pharmaceuticals, Inc.†	741	13,827
ADMA Biologics, Inc.†	1,157	18,686
Aeglea BioTherapeutics, Inc. CVR†(1)	1,300	0
Akeso, Inc.*†	1,000	7,825
Amgen, Inc.	278	79,347
Amicus Therapeutics, Inc.†	949	9,091
ANI Pharmaceuticals, Inc.†	78	4,574
Arcellx, Inc.†	225	15,329
Arcturus Therapeutics Holdings, Inc.†	318	5,397
Ardelyx, Inc.†	2,804	15,029
Aurinia Pharmaceuticals, Inc.†	1,059	8,419
Avidity Biosciences, Inc.†	253	8,331
BioCryst Pharmaceuticals, Inc.†	1,179	9,314
Bio-Rad Laboratories, Inc., Class A†	14	5,052
Blueprint Medicines Corp.†	181	20,368
Cara Therapeutics, Inc.†	35	169
ChromaDex Corp.†	981	5,523
Corteva, Inc.	363	23,693
Dynavax Technologies Corp.†	486	6,342
Entrada Therapeutics, Inc.†	300	4,032
Exelixis, Inc.†	151	5,006
Genmab A/S†	108	21,277
Geron Corp.†	3,160	9,069
Gilead Sciences, Inc.	1,746	169,711
Greenwich Lifesciences, Inc.†	176	2,277
Halozyme Therapeutics, Inc.†	452	25,601
Harvard Bioscience, Inc.†	800	1,368
Innoviva, Inc.†	1,071	19,964
Insmed, Inc.†	340	26,037
Janux Therapeutics, Inc.†	124	5,392
Kiniksa Pharmaceuticals International PLC†	529	10,368
Krystal Biotech, Inc.†	81	12,939
Kymera Therapeutics, Inc.†	122	4,830
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Ligand Pharmaceuticals, Inc.†	214	$ 24,942
Mustang Bio, Inc.†	2	9
Myriad Genetics, Inc.†	360	4,561
Novavax, Inc.†	360	3,128
Nuvalent, Inc., Class A†	50	4,291
Organogenesis Holdings, Inc.†	953	3,507
PDL BioPharma, Inc.†(1)	3,800	618
PTC Therapeutics, Inc.†	287	13,168
Puma Biotechnology, Inc.†	782	2,260
REGENXBIO, Inc.†	230	1,856
Rigel Pharmaceuticals, Inc.†(2)	626	13,553
Soleno Therapeutics, Inc.†	68	3,416
Summit Therapeutics, Inc.†	283	6,085
Surface Oncology†(1)	2,413	269
TG Therapeutics, Inc.†	791	25,075
Theravance Biopharma, Inc.†	458	4,296
United Therapeutics Corp.†	28	9,833
Veracyte, Inc.†	490	22,285
Vericel Corp.†	195	11,415
Xencor, Inc.†	310	5,667
XOMA Corp.†	99	2,634
		737,055
Building Materials — 0.7%
Apogee Enterprises, Inc.	317	16,173
Boise Cascade Co.	300	37,848
Builders FirstSource, Inc.†	81	13,550
Cie de Saint-Gobain SA	1,025	95,747
Eagle Materials, Inc.	20	5,135
Fortune Brands Innovations, Inc.	73	5,232
Heidelberg Materials AG	533	75,241
Holcim AG	646	64,932
Johnson Controls International PLC	337	26,286
LSI Industries, Inc.	1,062	22,376
Masco Corp.	169	13,398
Modine Manufacturing Co.†	435	44,131
Mohawk Industries, Inc.†	38	4,648
Owens Corning	66	12,180
TOTO, Ltd.	900	22,018
UFP Industries, Inc.	39	4,510
Vulcan Materials Co.	973	266,748
		730,153
Chemicals — 1.1%
Air Liquide SA	213	37,139
Asahi Kasei Corp.	3,100	21,028
Axalta Coating Systems, Ltd.†	115	4,133
BASF SE	296	14,300
Brenntag SE	379	23,862
Cabot Corp.	287	24,817
CF Industries Holdings, Inc.	106	9,774
Codexis, Inc.†	1,500	6,285
Eastman Chemical Co.	73	7,275
Ecolab, Inc.	793	198,401
Evonik Industries AG	1,940	36,452
Givaudan SA	9	39,252
Hawkins, Inc.	231	24,696
Kronos Worldwide, Inc.	1,212	11,623
Linde PLC	450	200,754
Mosaic Co.	168	4,686
Nitto Denko Corp.	2,500	44,259
PPG Industries, Inc.	122	14,076

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Rayonier Advanced Materials, Inc.†	2,681	$ 21,448
Sherwin-Williams Co.	1,112	398,274
		1,142,534
Coal — 0.1%
Core Natural Resources, Inc.	154	13,912
Peabody Energy Corp.	891	16,172
SunCoke Energy, Inc.	1,713	16,085
Teck Resources, Ltd., Class B	627	25,613
		71,782
Commercial Services — 1.5%
ABM Industries, Inc.	409	21,824
ADT, Inc.	498	3,825
American Public Education, Inc.†	893	19,798
Automatic Data Processing, Inc.	1,149	348,158
Barrett Business Services, Inc.	720	31,198
Brambles, Ltd.	3,186	39,113
Bureau Veritas SA	941	29,394
Chegg, Inc.†	635	978
Cimpress PLC†	209	13,894
Corpay, Inc.†	37	14,078
CRA International, Inc.	127	23,315
Cross Country Healthcare, Inc.†	635	11,570
Deluxe Corp.	770	17,856
H&R Block, Inc.	86	4,757
LiveRamp Holdings, Inc.†	512	17,408
Medifast, Inc.†	316	4,961
New Oriental Education & Technology Group, Inc. ADR	353	17,212
PayPal Holdings, Inc.†	3,351	296,832
Perdoceo Education Corp.	777	22,362
Recruit Holdings Co., Ltd.	1,600	111,860
RELX PLC	2,296	114,172
S&P Global, Inc.	486	253,405
Securitas AB, Class B	3,355	42,638
StoneCo., Ltd., Class A†	1,588	14,562
TravelSky Technology, Ltd.	20,284	24,981
U-Haul Holding Co. †	10	729
U-Haul Holding Co. (NES)	123	7,963
United Rentals, Inc.	40	30,322
Wolters Kluwer NV	300	54,575
		1,593,740
Computers — 3.1%
Accenture PLC, Class A	591	227,506
Amdocs, Ltd.	776	68,435
Apple, Inc.	8,613	2,032,668
Capgemini SE	130	23,695
Check Point Software Technologies, Ltd.†	416	90,696
Cognizant Technology Solutions Corp., Class A	1,245	102,849
Dell Technologies, Inc., Class C	184	19,062
ExlService Holdings, Inc.†	490	24,627
Fujitsu, Ltd.	4,000	77,352
Genpact, Ltd.	107	5,210
Hewlett Packard Enterprise Co.	831	17,609
HP, Inc.	2,861	92,983
Insight Enterprises, Inc.†	128	22,112
International Business Machines Corp.	919	234,988
Leidos Holdings, Inc.	83	11,789
NetApp, Inc.	407	49,695
Otsuka Corp.	1,600	36,087
Qualys, Inc.†	192	26,767
Security Description	Shares or Principal Amount	Value

Computers (continued)
Unisys Corp.†	3,938	$ 26,227
Varonis Systems, Inc.†	574	26,037
		3,216,394
Cosmetics/Personal Care — 0.7%
Colgate-Palmolive Co.	816	70,747
Edgewell Personal Care Co.	371	12,354
Kao Corp.	1,100	43,749
Kenvue, Inc.	1,012	21,545
L'Oreal SA	233	86,012
Procter & Gamble Co.	1,793	297,620
Unilever PLC	3,428	196,505
		728,532
Distribution/Wholesale — 0.4%
G-III Apparel Group, Ltd.†	543	16,952
Marubeni Corp.	3,510	52,509
Mitsubishi Corp.	2,100	33,551
MRC Global, Inc.†	1,786	26,219
ScanSource, Inc.†	539	22,557
WESCO International, Inc.	32	5,920
WW Grainger, Inc.	266	282,670
		440,378
Diversified Financial Services — 2.4%
Acadian Asset Management, Inc.	602	15,002
AerCap Holdings NV	554	52,962
Ally Financial, Inc.	150	5,846
Ameriprise Financial, Inc.	56	30,428
Apollo Global Management, Inc.	305	52,149
Artisan Partners Asset Management, Inc., Class A	542	24,222
Bread Financial Holdings, Inc.	318	20,139
Capital One Financial Corp.	188	38,297
CME Group, Inc.	423	100,048
Dave, Inc.†	415	39,765
Discover Financial Services	142	28,555
Enova International, Inc.†	442	49,645
Hamilton Lane, Inc., Class A	160	25,469
IG Group Holdings PLC	5,728	72,205
Intercontinental Exchange, Inc.	1,324	211,615
International Money Express, Inc.†	765	14,466
Invesco, Ltd.	124	2,385
Jefferies Financial Group, Inc.	130	9,996
LPL Financial Holdings, Inc.	39	14,309
Mastercard, Inc., Class A	126	69,984
Mr. Cooper Group, Inc.†	368	38,202
Navient Corp.	601	8,216
Radian Group, Inc.	1,502	51,098
Raymond James Financial, Inc.	112	18,870
SEI Investments Co.	71	6,147
Singapore Exchange, Ltd.	5,000	45,112
SLM Corp.	1,653	46,135
Stifel Financial Corp.	56	6,488
Synchrony Financial	229	15,796
T. Rowe Price Group, Inc.	121	14,147
Visa, Inc., Class A	4,008	1,369,934
Voya Financial, Inc.	27	1,917
Western Union Co.	2,709	27,957
		2,527,506
Electric — 1.1%
ALLETE, Inc.	345	22,639
Atco, Ltd., Class I	2,100	66,799
CLP Holdings, Ltd.	4,000	33,247

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
Consolidated Edison, Inc.	921	$ 86,335
Dominion Energy, Inc.	520	28,907
Duke Energy Corp.	478	53,531
Endesa SA	1,162	25,735
Engie SA	7,128	117,527
Entergy Corp.	2,451	198,727
Evergy, Inc.	142	9,112
Genie Energy, Ltd., Class B	481	6,893
Iberdrola SA	6,513	92,040
National Grid PLC	4,664	56,710
NextEra Energy, Inc.	711	50,879
NRG Energy, Inc.	130	13,317
OGE Energy Corp.	125	5,279
Ormat Technologies, Inc.	301	19,309
Otter Tail Corp.	278	21,417
Pinnacle West Capital Corp.	71	6,174
PPL Corp.	459	15,422
Public Service Enterprise Group, Inc.	337	28,153
Sempra	331	27,450
Southern Co.	308	25,857
Vistra Corp.	597	100,314
WEC Energy Group, Inc.	86	8,536
		1,120,309
Electrical Components & Equipment — 1.1%
Acuity Brands, Inc.	19	6,316
American Superconductor Corp.†	591	15,526
Brother Industries, Ltd.	5,500	96,807
Eaton Corp. PLC	1,828	596,732
Emerson Electric Co.	1,780	231,311
EnerSys	228	22,132
Nexans SA	459	44,751
Powell Industries, Inc.	158	37,885
Schneider Electric SE	388	98,114
		1,149,574
Electronics — 0.9%
ABB, Ltd.	1,743	95,136
Allegion PLC	53	7,035
Atkore, Inc.	203	16,532
Badger Meter, Inc.	116	24,814
Bel Fuse, Inc., Class B	276	22,384
Benchmark Electronics, Inc.	478	20,391
Hon Hai Precision Industry Co., Ltd.	13,000	70,340
Honeywell International, Inc.	1,539	344,305
Hoya Corp.	500	67,218
Jabil, Inc.	63	10,232
Murata Manufacturing Co., Ltd.	2,800	44,253
NEXTracker, Inc., Class A†	623	31,412
Sanmina Corp.†	255	21,351
Sensata Technologies Holding PLC	850	23,086
TD SYNNEX Corp.	54	7,696
TDK Corp.	4,500	54,211
Turtle Beach Corp.†	1,075	19,081
Yokogawa Electric Corp.	2,200	48,261
		927,738
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	65	10,889
REX American Resources Corp.†	304	12,683
Shoals Technologies Group, Inc., Class A†	2,547	12,174
		35,746
Security Description	Shares or Principal Amount	Value

Engineering & Construction — 0.3%
ACS Actividades de Construccion y Servicios SA	1,200	$ 61,232
Aena SME SA*	291	62,711
Cellnex Telecom SA*	1,390	46,473
Dycom Industries, Inc.†	191	36,130
Eiffage SA	384	34,295
Frontdoor, Inc.†	432	25,868
Limbach Holdings, Inc.†	486	44,945
TopBuild Corp.†	8	2,741
Tutor Perini Corp.†	701	16,887
		331,282
Entertainment — 0.2%
Aristocrat Leisure, Ltd.	1,343	62,885
La Francaise des Jeux SACA*	1,040	39,537
Lottomatica Group Spa	534	8,165
Rush Street Interactive, Inc.†	1,711	24,946
Toho Co., Ltd.	700	31,538
United Parks & Resorts, Inc.†	243	12,772
		179,843
Environmental Control — 0.4%
Waste Management, Inc.	1,714	377,526
Food — 1.4%
Cal-Maine Foods, Inc.	352	37,981
Carrefour SA	1,646	23,360
Conagra Brands, Inc.	296	7,663
Danone SA	681	47,648
Empire Co., Ltd., Class A	3,600	105,869
Flowers Foods, Inc.	2,560	50,048
General Mills, Inc.	338	20,327
George Weston, Ltd.	633	97,845
Hormel Foods Corp.	68	2,039
Ingredion, Inc.	40	5,458
Kellanova	888	72,576
Koninklijke Ahold Delhaize NV	4,460	157,963
Kroger Co.	1,933	119,150
Loblaw Cos., Ltd.	1,027	128,595
Marks & Spencer Group PLC	10,038	41,655
Mondelez International, Inc., Class A	1,252	72,603
Nestle SA	1,206	102,544
Salmar ASA	547	28,944
Sprouts Farmers Market, Inc.†	478	75,687
Sysco Corp.	310	22,605
Tesco PLC	29,522	135,893
The Campbell's Company	185	7,172
WH Group, Ltd.*	151,500	118,169
		1,481,794
Food Service — 0.1%
Compass Group PLC	2,203	76,067
Sodexo SA	786	58,031
		134,098
Forest Products & Paper — 0.2%
International Paper Co.	1,802	100,245
Mondi PLC	3,294	51,241
Sylvamo Corp.	370	29,637
		181,123
Gas — 0.2%
Canadian Utilities, Ltd., Class A	1,200	28,032
Centrica PLC	30,515	53,913

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas (continued)
Osaka Gas Co., Ltd.	2,700	$ 53,058
Southwest Gas Holdings, Inc.	315	23,524
		158,527
Hand/Machine Tools — 0.1%
Makita Corp.	1,800	53,322
Schindler Holding AG (Participation Certificate)	104	30,041
Snap-on, Inc.	33	11,720
		95,083
Healthcare-Products — 1.8%
Alcon, Inc.	1,061	96,646
Bioventus, Inc., Class A†	1,597	17,056
CareDx, Inc.†	500	11,650
Glaukos Corp.†	138	21,589
Integer Holdings Corp.†	198	28,160
Intuitive Surgical, Inc.†	583	333,406
iRadimed Corp.	151	8,941
Koninklijke Philips NV†	1,570	43,225
Lantheus Holdings, Inc.†	127	11,749
Medtronic PLC	796	72,293
MiMedx Group, Inc.†	1,450	12,615
Olympus Corp.	2,700	41,007
OraSure Technologies, Inc.†	1,971	7,923
Semler Scientific, Inc.†	389	20,212
Sonova Holding AG	121	42,346
Stryker Corp.	1,377	538,806
Surmodics, Inc.†	343	11,676
Tactile Systems Technology, Inc.†	980	17,160
Thermo Fisher Scientific, Inc.	895	534,986
Twist Bioscience Corp.†	243	12,726
Zynex, Inc.†	1,352	10,600
		1,894,772
Healthcare-Services — 1.3%
Addus HomeCare Corp.†	165	20,651
Bumrungrad Hospital PCL	5,700	30,468
Cigna Group	177	52,075
DaVita, Inc.†	51	8,986
Ensign Group, Inc.	380	53,071
HCA Healthcare, Inc.	215	70,931
Humana, Inc.	64	18,767
ICON PLC†	460	91,577
Joint Corp.†	542	5,989
Labcorp Holdings, Inc.	59	14,738
Quest Diagnostics, Inc.	85	13,863
Tenet Healthcare Corp.†	189	26,628
UnitedHealth Group, Inc.	1,651	895,651
Universal Health Services, Inc., Class B	50	9,428
		1,312,823
Home Builders — 0.2%
Bellway PLC	455	14,647
D.R. Horton, Inc.	233	33,063
Daiwa House Industry Co., Ltd.	1,300	40,906
Forestar Group, Inc.†	486	11,596
Hovnanian Enterprises, Inc., Class A†	124	16,416
KB Home	329	22,076
Lennar Corp., Class A	168	22,048
M/I Homes, Inc.†	300	37,740
Millrose Properties, Inc.†	84	929
NVR, Inc.†	2	16,032
PulteGroup, Inc.	169	19,229
Security Description	Shares or Principal Amount	Value

Home Builders (continued)
Toll Brothers, Inc.	61	$ 8,284
Winnebago Industries, Inc.	259	12,380
		255,346
Home Furnishings — 0.2%
Flexsteel Industries, Inc.	252	12,431
Rational AG	37	32,805
Sony Group Corp.	7,000	154,368
		199,604
Household Products/Wares — 0.2%
Clorox Co.	500	79,340
Kimberly-Clark Corp.	658	85,520
		164,860
Insurance — 2.9%
Aegon, Ltd.	9,034	58,897
Aflac, Inc.	679	72,911
Ageas SA	902	46,533
AIA Group, Ltd.	4,235	29,789
Allianz SE	309	100,706
Allstate Corp.	260	50,006
American Financial Group, Inc.	45	6,145
Arch Capital Group, Ltd.	196	18,242
Assurant, Inc.	27	5,810
AXA SA	1,750	66,373
BB Seguridade Participacoes SA	9,300	61,331
Berkshire Hathaway, Inc., Class B†	1,258	589,587
Chubb, Ltd.	225	61,173
Cincinnati Financial Corp.	84	11,512
Employers Holdings, Inc.	339	16,665
Enstar Group, Ltd.†	68	22,235
Equitable Holdings, Inc.	215	11,700
Essent Group, Ltd.	515	29,999
Everest Group, Ltd.	12	4,170
Fidelity National Financial, Inc.	146	8,493
Genworth Financial, Inc.,†	4,658	33,677
Hartford Financial Services Group, Inc.	603	67,265
HCI Group, Inc.	137	16,704
Jackson Financial, Inc., Class A	603	56,827
Japan Post Holdings Co., Ltd.	6,300	65,829
Japan Post Insurance Co., Ltd.	2,500	48,640
Loews Corp.	131	11,194
Markel Group, Inc.†	6	10,973
Marsh & McLennan Cos., Inc.	889	192,806
MetLife, Inc.	449	38,843
MGIC Investment Corp.	4,303	109,899
MS&AD Insurance Group Holdings, Inc.	3,100	64,565
Muenchener Rueckversicherungs-Gesellschaft AG	142	76,928
NMI Holdings, Inc.†	640	24,717
NN Group NV	908	41,731
Old Republic International Corp.	159	5,816
Primerica, Inc.	19	5,513
Principal Financial Group, Inc.	131	10,801
Progressive Corp.	773	190,498
Prudential Financial, Inc.	197	23,790
Reinsurance Group of America, Inc.	34	7,747
Sompo Holdings, Inc.	4,100	114,138
Travelers Cos., Inc.	1,788	438,382
Unum Group	104	7,930
W.R. Berkley Corp.	207	12,178
Willis Towers Watson PLC	237	78,107
		3,027,775

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet — 6.9%
Airbnb, Inc., Class A†	1,228	$ 161,077
Alphabet, Inc., Class A	3,782	771,604
Alphabet, Inc., Class C	1,366	280,850
Amazon.com, Inc.†	9,601	2,281,967
AudioEye, Inc.†	821	15,550
Auto Trader Group PLC*	2,948	28,885
Cargurus, Inc.†	529	20,737
eBay, Inc.	311	20,986
EverQuote, Inc., Class A†	1,074	21,695
Expedia Group, Inc.†	78	13,334
Gen Digital, Inc.	1,890	50,860
HealthStream, Inc.	749	24,455
Hims & Hers Health, Inc.†	1,016	37,876
Lands' End, Inc.†	1,177	14,654
Match Group, Inc.	133	4,748
MediaAlpha, Inc., Class A†	814	9,271
Meta Platforms, Inc., Class A	2,376	1,637,492
Netflix, Inc.†	879	858,572
Palo Alto Networks, Inc.†	1,813	334,353
Rakuten Group, Inc.†	7,000	44,100
Sea, Ltd. ADR†	508	61,869
Spotify Technology SA†	75	41,141
Stitch Fix, Inc., Class A†	4,377	20,616
Tencent Holdings, Ltd. ADR	430	22,799
Uber Technologies, Inc.†	3,291	220,003
Upwork, Inc.†	1,363	21,481
Wix.com, Ltd.†	301	71,906
Yelp, Inc.†	741	29,595
ZOZO, Inc.	700	22,960
		7,145,436
Investment Companies — 0.3%
EXOR NV	485	46,013
Industrivarden AB, Class A	920	32,579
Investor AB, Class B	5,553	158,066
Itausa SA (Preference Shares)	18,690	30,478
		267,136
Iron/Steel — 0.2%
BlueScope Steel, Ltd.	2,496	32,872
Carpenter Technology Corp.	242	46,721
Commercial Metals Co.	502	24,342
Evraz PLC†(1)	3,725	63
Fortescue, Ltd.	4,138	48,454
Reliance, Inc.	37	10,711
Russel Metals, Inc.	926	25,913
Steel Dynamics, Inc.	131	16,794
		205,870
Lodging — 0.1%
InterContinental Hotels Group PLC	540	72,275
Wynn Resorts, Ltd.	61	5,298
		77,573
Machinery-Construction & Mining — 0.6%
Argan, Inc.	237	32,421
Bloom Energy Corp., Class A†	1,052	24,806
Caterpillar, Inc.	573	212,835
Hitachi, Ltd.	7,990	201,594
Mitsubishi Heavy Industries, Ltd.	4,300	63,302
Oshkosh Corp.	44	5,122
Security Description	Shares or Principal Amount	Value

Machinery-Construction & Mining (continued)
Siemens Energy AG†	560	$ 33,608
Terex Corp.	488	23,468
		597,156
Machinery-Diversified — 0.4%
Applied Industrial Technologies, Inc.	137	35,624
Atlas Copco AB, Class A	2,384	39,938
CNH Industrial NV	3,699	47,643
Deere & Co.	151	71,961
Dover Corp.	68	13,850
GEA Group AG	1,681	88,970
Middleby Corp.†	30	5,134
Thermon Group Holdings, Inc.†	537	14,864
THK Co., Ltd.	1,000	24,824
Toro Co.	23	1,915
Wartsila OYJ Abp	2,494	46,916
		391,639
Media — 0.6%
Charter Communications, Inc., Class A†	75	25,912
Comcast Corp., Class A	5,250	176,715
Fox Corp., Class A	212	10,850
Gannett Co., Inc.†	3,792	17,140
Pearson PLC	2,904	48,259
Walt Disney Co.	2,590	292,825
		571,701
Metal Fabricate/Hardware — 0.1%
Mayville Engineering Co., Inc.†	851	13,488
Mueller Industries, Inc.	512	40,320
Olympic Steel, Inc.	295	10,169
		63,977
Mining — 0.4%
Anglo American PLC	936	27,554
BHP Group, Ltd. (ASX)	2,948	72,556
Dundee Precious Metals, Inc.	7,640	77,433
Glencore PLC	8,480	36,814
Kaiser Aluminum Corp.	211	14,770
Kinross Gold Corp.	4,400	49,560
Rio Tinto PLC	1,039	62,729
Rio Tinto, Ltd.	868	63,293
SSR Mining, Inc.†	2,800	22,484
		427,193
Miscellaneous Manufacturing — 0.4%
3M Co.	571	86,906
Core Molding Technologies, Inc.†	437	6,455
Donaldson Co., Inc.	63	4,485
Fabrinet†	113	24,432
Knorr-Bremse AG	494	39,229
Siemens AG	639	137,436
Textron, Inc.	140	10,711
Trelleborg AB, Class B	1,450	54,427
		364,081
Office Furnishings — 0.0%
Interface, Inc.	1,026	25,404
Steelcase, Inc., Class A	1,397	16,037
Virco Mfg. Corp.	979	10,671
		52,112
Office/Business Equipment — 0.1%
Ricoh Co., Ltd.	3,900	44,681

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Office/Business Equipment (continued)
Seiko Epson Corp.	1,400	$ 25,282
Xerox Holdings Corp.	1,333	11,384
		81,347
Oil & Gas — 1.7%
BP PLC	2,425	12,581
Chevron Corp.	2,189	326,577
ConocoPhillips	819	80,942
Coterra Energy, Inc.	389	10,783
ENEOS Holdings, Inc.	8,200	41,293
EOG Resources, Inc.	373	46,920
EQT Corp.	2,495	127,544
Equinor ASA	1,725	41,507
Exxon Mobil Corp.	2,993	319,742
Gulfport Energy Corp.†	136	24,277
Idemitsu Kosan Co., Ltd.	6,400	42,679
Imperial Oil, Ltd.	246	16,363
Inpex Corp.	3,800	45,725
Marathon Petroleum Corp.	431	62,801
MEG Energy Corp.	1,700	27,874
Murphy Oil Corp.	953	25,378
Noble Corp. PLC	560	17,948
Noble Corp. PLC	9	288
PetroChina Co., Ltd.	70,000	53,903
Phillips 66	450	53,042
Range Resources Corp.	147	5,445
Riley Exploration Permian, Inc.	373	12,365
Ring Energy, Inc.†	12,513	16,267
Shell PLC	4,550	149,274
SM Energy Co.	901	34,202
TotalEnergies SE	2,232	129,648
VAALCO Energy, Inc.	1,941	7,958
		1,733,326
Oil & Gas Services — 0.1%
Baker Hughes Co.	603	27,847
DNOW, Inc.†	2,705	40,250
NPK International Inc.†	2,262	15,653
TechnipFMC PLC	235	7,062
		90,812
Packaging & Containers — 0.2%
Amcor PLC	896	8,709
Berry Global Group, Inc.	64	4,347
Crown Holdings, Inc.	1,671	146,814
Gerresheimer AG	456	32,119
Graphic Packaging Holding Co.	190	5,212
		197,201
Pharmaceuticals — 4.3%
AbbVie, Inc.	3,061	562,918
Aduro Biotech Holding, Inc. CVR†(1)	460	0
Agios Pharmaceuticals, Inc.†	240	8,254
Akebia Therapeutics, Inc.†	2,026	4,538
Alkermes PLC†	648	20,431
Amneal Pharmaceuticals, Inc.†	1,166	9,631
Amphastar Pharmaceuticals, Inc.†	383	13,355
Anika Therapeutics, Inc.†	237	4,043
AstraZeneca PLC	926	130,386
Bristol-Myers Squibb Co.	1,135	66,908
Cardinal Health, Inc.	946	116,982
Catalyst Pharmaceuticals, Inc.†	486	10,964
Cencora, Inc.	507	128,884
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Chugai Pharmaceutical Co., Ltd.	1,400	$ 60,477
Collegium Pharmaceutical, Inc.†	262	8,415
Corcept Therapeutics, Inc.†	340	22,753
Daiichi Sankyo Co., Ltd.	2,400	65,968
Eli Lilly & Co.	806	653,731
Fennec Pharmaceuticals, Inc.†	543	3,530
GSK PLC	8,241	144,045
Gyre Therapeutics, Inc.†	188	2,164
Harmony Biosciences Holdings, Inc.†	362	14,035
Harrow, Inc.†	309	9,493
Henry Schein, Inc.†	79	6,320
Heron Therapeutics, Inc.†	1,100	1,870
Hikma Pharmaceuticals PLC	2,227	63,257
Ipsen SA	232	28,646
Ironwood Pharmaceuticals, Inc.†	1,067	2,497
Johnson & Johnson	3,730	567,520
MannKind Corp.†	1,505	8,714
McKesson Corp.	103	61,259
Merck & Co., Inc.	1,719	169,872
Nature's Sunshine Products, Inc.†	964	13,409
Novartis AG	2,892	303,099
Novo Nordisk A/S ADR	963	81,325
Novo Nordisk A/S, Class B	2,960	249,881
Otsuka Holdings Co., Ltd.	1,000	52,251
Owens & Minor, Inc.†	814	11,591
Protagonist Therapeutics, Inc.†	290	10,962
Recordati Industria Chimica e Farmaceutica SpA	526	32,061
Rhythm Pharmaceuticals, Inc.†	246	14,620
Roche Holding AG	849	266,591
Sanofi SA	1,432	155,330
Shionogi & Co., Ltd.	2,100	30,910
SIGA Technologies, Inc.	2,044	12,223
Spectrum Pharmaceuticals, Inc.†(1)	2,839	0
Teva Pharmaceutical Industries, Ltd. ADR†	1,952	34,609
UCB SA	110	21,346
USANA Health Sciences, Inc.†	214	6,970
Vanda Pharmaceuticals, Inc.†	900	3,969
Vaxcyte, Inc.†	175	15,456
Viatris, Inc.	740	8,347
Voyager Therapeutics, Inc.†	676	3,684
Y-mAbs Therapeutics, Inc.†	859	5,128
Zoetis, Inc.	1,134	193,801
		4,499,423
Pipelines — 0.3%
Antero Midstream Corp.	281	4,507
Cheniere Energy, Inc.	142	31,759
DT Midstream, Inc.	26	2,628
Excelerate Energy, Inc., Class A	731	21,835
Kinder Morgan, Inc.	8,500	233,580
		294,309
Private Equity — 0.2%
3i Group PLC	2,886	138,974
Onex Corp.	431	33,057
		172,031
Real Estate — 0.2%
Daito Trust Construction Co., Ltd.	1,131	121,088
Kennedy-Wilson Holdings, Inc.	1,363	12,335
Mitsubishi Estate Co., Ltd.	1,600	23,252
Newmark Group, Inc., Class A	1,148	16,221

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real Estate (continued)
RMR Group, Inc., Class A	543	$ 10,138
Swire Pacific, Ltd., Class A	5,300	45,880
		228,914
REITS — 0.9%
Alexander's, Inc.	47	8,928
American Assets Trust, Inc.	654	15,879
American Tower Corp.	1,066	197,157
ARMOUR Residential REIT, Inc.	887	16,693
Curbline Properties Corp.	584	14,291
DiamondRock Hospitality Co.	2,646	23,232
Equinix, Inc.	240	219,278
Farmland Partners, Inc.	1,413	16,490
Innovative Industrial Properties, Inc.	173	12,401
JBG SMITH Properties	1,242	19,263
Klepierre SA	993	29,493
Ladder Capital Corp.	1,271	14,248
National Health Investors, Inc.	317	21,591
NexPoint Residential Trust, Inc.	377	14,884
Pebblebrook Hotel Trust	847	11,121
Piedmont Office Realty Trust, Inc., Class A	1,053	9,203
Public Storage	232	69,247
Ryman Hospitality Properties, Inc.	104	10,903
Sabra Health Care REIT, Inc.	1,629	27,221
Simon Property Group, Inc.	222	38,597
SITE Centers Corp.	876	13,122
SL Green Realty Corp.	157	10,580
Stockland	12,001	38,278
Summit Hotel Properties, Inc.	2,715	18,218
Tanger, Inc.	681	22,350
TPG RE Finance Trust, Inc.	1,636	13,759
		906,427
Retail — 3.0%
Abercrombie & Fitch Co., Class A†	245	29,248
American Eagle Outfitters, Inc.	1,166	18,819
Arcos Dorados Holdings, Inc., Class A	3,300	25,575
Associated British Foods PLC	1,274	29,961
AutoNation, Inc.†	47	8,862
AutoZone, Inc.†	10	33,502
Best Buy Co., Inc.	722	61,991
BJ's Wholesale Club Holdings, Inc.†	1,048	103,804
BlueLinx Holdings, Inc.†	328	35,352
Brinker International, Inc.†	400	72,788
CarMax, Inc.†	96	8,221
Carvana Co.†	63	15,591
Cie Financiere Richemont SA, Class A	639	122,492
Cracker Barrel Old Country Store, Inc.	71	4,614
Darden Restaurants, Inc.	72	14,057
Dick's Sporting Goods, Inc.	35	8,402
Domino's Pizza, Inc.	90	40,421
El Pollo Loco Holdings, Inc.†	1,254	14,885
Genesco, Inc.†	227	9,455
Home Depot, Inc.	292	120,298
Industria de Diseno Textil SA	2,028	110,540
JD Sports Fashion PLC	5,223	5,766
Lithia Motors, Inc.	16	6,018
Lowe's Cos., Inc.	466	121,179
McDonald's Corp.	321	92,673
Murphy USA, Inc.	12	6,035
Next PLC	340	41,854
Pandora A/S	514	99,403
Security Description	Shares or Principal Amount	Value

Retail (continued)
Patrick Industries, Inc.	315	$ 30,599
Penske Automotive Group, Inc.	43	7,122
President Chain Store Corp.	4,000	31,551
Signet Jewelers, Ltd.	286	16,940
Starbucks Corp.	1,486	160,012
Target Corp.	1,338	184,524
TJX Cos., Inc.	4,239	528,985
Tokyo Gas Co., Ltd.	5,500	155,603
Ulta Beauty, Inc.†	24	9,892
Walmart, Inc.	7,422	728,543
		3,115,577
Savings & Loans — 0.1%
Axos Financial, Inc.†	595	41,608
Berkshire Hills Bancorp, Inc.	637	18,734
Flushing Financial Corp.	637	8,886
HomeTrust Bancshares, Inc.	362	13,311
Northfield Bancorp, Inc.	882	10,293
		92,832
Semiconductors — 4.1%
ASML Holding NV (NASDAQ)	666	492,381
ASML Holding NV (XAMS)	287	212,908
Axcelis Technologies, Inc.†	210	14,280
Broadcom, Inc.	2,259	499,849
Infineon Technologies AG	895	29,660
Marvell Technology, Inc.	927	104,621
MediaTek, Inc.	1,000	44,092
Novatek Microelectronics Corp.	2,000	31,767
NVIDIA Corp.	16,163	1,940,691
Photronics, Inc.†	1,276	29,335
QUALCOMM, Inc.	1,201	207,689
Samsung Electronics Co., Ltd.	1,513	53,964
SK Hynix, Inc.	194	26,389
SkyWater Technology, Inc.†	2,098	21,672
STMicroelectronics NV	872	19,625
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,414	295,979
Texas Instruments, Inc.	381	70,336
Tokyo Electron, Ltd.	500	84,890
United Microelectronics Corp.	10,000	11,877
		4,192,005
Shipbuilding — 0.1%
Kongsberg Gruppen ASA	454	53,893
Yangzijiang Shipbuilding Holdings, Ltd.	17,100	38,325
		92,218
Software — 5.2%
8x8, Inc.†	2,435	6,818
ACI Worldwide, Inc.†	360	19,278
Adobe, Inc.†	398	174,105
Asana, Inc., Class A†	121	2,582
Box, Inc., Class A†	689	23,006
CommVault Systems, Inc.†	334	53,193
DigitalOcean Holdings, Inc.†	493	20,450
Dropbox, Inc., Class A†	141	4,533
eGain Corp.†	1,020	6,222
Electronic Arts, Inc.	508	62,438
Fidelity National Information Services, Inc.	434	35,358
Intuit, Inc.	407	244,815
Konami Group Corp.	600	55,096
Microsoft Corp.	6,683	2,773,846
Olo, Inc., Class A†	2,329	17,188
Oracle Corp.	1,148	195,229

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Pro Medicus, Ltd.	222	$ 38,138
Progress Software Corp.	358	20,524
Sage Group PLC	4,644	77,356
Salesforce, Inc.	1,298	443,527
SAP SE	1,091	303,168
Synopsys, Inc.†	849	446,133
Vimeo, Inc.†	3,459	23,210
Weave Communications, Inc.†	1,457	23,778
Workday, Inc., Class A†	1,041	272,804
Yext, Inc.†	1,906	12,541
Zeta Global Holdings Corp., Class A†	1,734	31,819
		5,387,155
Telecommunications — 1.7%
A10 Networks, Inc.	1,657	32,494
Arista Networks, Inc.†	1,741	200,615
AT&T, Inc.	8,263	196,081
Cisco Systems, Inc.	4,143	251,066
Credo Technology Group Holding, Ltd.†	275	19,255
Deutsche Telekom AG	3,981	133,515
Extreme Networks, Inc.†	1,413	22,339
InterDigital, Inc.	184	33,668
Juniper Networks, Inc.	1,800	62,748
KDDI Corp.	1,900	63,380
Koninklijke KPN NV	31,110	112,552
Lumen Technologies, Inc.†	4,136	20,432
NETGEAR, Inc.†	1,183	32,710
Orange SA	5,679	61,009
SK Telecom Co., Ltd.	1,730	65,906
Telefonaktiebolaget LM Ericsson, Class B	11,518	86,803
Telefonica SA	12,586	51,381
Telenor ASA	5,989	73,213
T-Mobile US, Inc.	443	103,206
Verizon Communications, Inc.	4,817	189,742
		1,812,115
Toys/Games/Hobbies — 0.1%
Hasbro, Inc.	86	4,974
JAKKS Pacific, Inc.†	741	22,289
Nintendo Co., Ltd.	1,300	85,307
		112,570
Transportation — 0.7%
C.H. Robinson Worldwide, Inc.	600	59,694
Canadian Pacific Kansas City, Ltd.	1,320	105,072
CSX Corp.	1,212	39,838
DHT Holdings, Inc.	1,694	19,176
FedEx Corp.	153	40,525
Getlink SE	1,856	29,735
Kawasaki Kisen Kaisha, Ltd.	2,900	36,930
Matson, Inc.	227	32,200
Nippon Yusen KK	1,100	34,531
Scorpio Tankers, Inc.	254	12,095
Teekay Tankers, Ltd., Class A	477	19,996
Union Pacific Corp.	1,330	329,561
		759,353
Security Description	Shares or Principal Amount	Value

Water — 0.0%
Consolidated Water Co., Ltd.	1,126	$ 29,479
United Utilities Group PLC	1,010	12,787
		42,266
Total Common Stocks (cost $48,157,805)		67,030,684
CORPORATE BONDS & NOTES — 10.4%
Aerospace/Defense — 0.0%
Lockheed Martin Corp.
5.20%, 02/15/2064	$ 10,000	9,163
RTX Corp.
6.00%, 03/15/2031	10,000	10,502
		19,665
Agriculture — 0.2%
Altria Group, Inc.
6.88%, 11/01/2033	90,000	98,035
BAT Capital Corp.
6.00%, 02/20/2034	50,000	51,412
Philip Morris International, Inc.
4.88%, 02/13/2029	10,000	10,001
5.25%, 02/13/2034	10,000	9,925
		169,373
Auto Manufacturers — 0.0%
Ford Motor Co.
6.10%, 08/19/2032	20,000	19,930
Banks — 2.0%
Bank of America Corp.
3.50%, 04/19/2026	365,000	360,448
Citigroup, Inc.
3.20%, 10/21/2026	255,000	248,774
Goldman Sachs Group, Inc.
4.80%, 07/08/2044	385,000	343,998
JPMorgan Chase & Co.
5.40%, 01/06/2042	235,000	232,845
Morgan Stanley
5.32%, 07/19/2035	90,000	88,927
5.47%, 01/18/2035	130,000	129,714
US Bancorp
1.38%, 07/22/2030	325,000	269,668
Wells Fargo & Co.
3.00%, 10/23/2026	250,000	243,014
5.56%, 07/25/2034	110,000	110,347
		2,027,735
Biotechnology — 0.4%
Gilead Sciences, Inc.
2.95%, 03/01/2027	395,000	382,363
Commercial Services — 0.2%
PayPal Holdings, Inc.
1.65%, 06/01/2025	250,000	247,579
Computers — 0.3%
Apple, Inc.
3.75%, 11/13/2047	350,000	275,432
Diversified Financial Services — 0.7%
American Express Co.
4.42%, 08/03/2033	250,000	237,935
Charles Schwab Corp.
5.88%, 08/24/2026	40,000	40,731
6.14%, 08/24/2034	10,000	10,510

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Mastercard, Inc.
3.30%, 03/26/2027	$ 245,000	$ 239,606
Visa, Inc.
4.30%, 12/14/2045	245,000	209,942
		738,724
Electronics — 0.0%
Honeywell International, Inc.
5.00%, 03/01/2035	20,000	19,630
Entertainment — 0.0%
WarnerMedia Holdings, Inc.
4.28%, 03/15/2032	10,000	8,830
5.39%, 03/15/2062	30,000	22,092
		30,922
Environmental Control — 0.0%
Waste Connections, Inc.
5.00%, 03/01/2034	10,000	9,791
Food — 0.0%
Kroger Co.
5.00%, 09/15/2034	20,000	19,406
Healthcare-Products — 0.1%
Solventum Corp.
5.40%, 03/01/2029	20,000	20,214
5.45%, 03/13/2031	20,000	20,157
5.90%, 04/30/2054	20,000	19,504
		59,875
Healthcare-Services — 0.5%
Cigna Group
1.25%, 03/15/2026	100,000	96,314
Humana, Inc.
3.70%, 03/23/2029	270,000	256,138
UnitedHealth Group, Inc.
3.70%, 08/15/2049	265,000	193,323
		545,775
Insurance — 0.2%
Aon North America, Inc.
5.45%, 03/01/2034	30,000	30,122
Prudential Financial, Inc.
4.60%, 05/15/2044	260,000	225,985
		256,107
Internet — 0.0%
Meta Platforms, Inc.
4.75%, 08/15/2034	30,000	29,285
Lodging — 0.0%
Las Vegas Sands Corp.
6.00%, 08/15/2029	10,000	10,139
Media — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.55%, 06/01/2034	260,000	265,925
Comcast Corp.
2.89%, 11/01/2051	370,000	222,744
TWDC Enterprises 18 Corp.
3.00%, 02/13/2026	515,000	507,793
		996,462
Security Description	Shares or Principal Amount	Value

Oil & Gas — 0.3%
Devon Energy Corp.
5.75%, 09/15/2054	$ 80,000	$ 72,240
Exxon Mobil Corp.
3.57%, 03/06/2045	290,000	218,327
Occidental Petroleum Corp.
6.60%, 03/15/2046	20,000	20,156
		310,723
Pharmaceuticals — 0.6%
AbbVie, Inc.
4.80%, 03/15/2029	20,000	20,034
4.95%, 03/15/2031	10,000	10,031
5.05%, 03/15/2034	10,000	9,920
Becton Dickinson & Co.
3.70%, 06/06/2027	230,000	225,123
Bristol-Myers Squibb Co.
5.10%, 02/22/2031	10,000	10,098
5.20%, 02/22/2034	20,000	20,003
5.55%, 02/22/2054	10,000	9,707
5.65%, 02/22/2064	10,000	9,651
CVS Health Corp.
4.78%, 03/25/2038	255,000	223,980
Eli Lilly & Co.
4.60%, 08/14/2034	10,000	9,627
4.70%, 02/09/2034	20,000	19,416
5.10%, 02/09/2064	30,000	27,374
		594,964
Pipelines — 0.7%
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033*	30,000	30,797
Enterprise Products Operating LLC
3.75%, 02/15/2025	365,000	364,736
5.55%, 02/16/2055	80,000	76,925
MPLX LP
2.65%, 08/15/2030	75,000	66,019
ONEOK, Inc.
5.55%, 11/01/2026	20,000	20,231
5.65%, 11/01/2028	20,000	20,437
Williams Cos., Inc.
2.60%, 03/15/2031	120,000	103,607
		682,752
Retail — 0.9%
Home Depot, Inc.
3.00%, 04/01/2026	220,000	216,559
Lowe's Cos, Inc.
3.75%, 04/01/2032	270,000	247,623
McDonald's Corp.
3.38%, 05/26/2025	255,000	254,026
TJX Cos., Inc.
2.25%, 09/15/2026	270,000	260,946
		979,154
Semiconductors — 0.6%
Intel Corp.
3.90%, 03/25/2030	240,000	225,834
NVIDIA Corp.
3.20%, 09/16/2026	385,000	378,141
		603,975
Software — 0.4%
Oracle Corp.
2.50%, 04/01/2025	375,000	373,717

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software (continued)
3.60%, 04/01/2050	$ 20,000	$ 13,882
5.38%, 09/27/2054	30,000	27,420
		415,019
Telecommunications — 0.6%
AT&T, Inc.
5.35%, 09/01/2040	240,000	231,022
T-Mobile USA, Inc.
2.63%, 02/15/2029	300,000	273,824
3.88%, 04/15/2030	30,000	28,358
5.15%, 04/15/2034	10,000	9,830
Verizon Communications, Inc.
2.88%, 11/20/2050	125,000	76,662
		619,696
Transportation — 0.7%
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050	295,000	214,530
CSX Corp.
3.80%, 03/01/2028	245,000	239,199
FedEx Corp.
4.75%, 11/15/2045	275,000	232,074
		685,803
Total Corporate Bonds & Notes (cost $11,799,576)		10,750,279
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
Commercial and Residential — 0.1%
NYC Trust FRS
Series 2024-3ELV, Class A 6.30%, (TSFR1M+1.99%), 08/15/2029*	100,000	100,729
U.S. Government Agency — 0.0%
Government National Mtg. Assoc. FRS
Series 2019-H13, Class FT 4.80%, (H15T1Y+0.45%), 08/20/2069	13,754	13,721
Total Collateralized Mortgage Obligations (cost $113,439)		114,450
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 16.7%
U.S. Government — 14.3%
United States Treasury Bonds
1.13%, 05/15/2040	735,000	444,847
1.25%, 05/15/2050	780,000	370,317
2.00%, 02/15/2050	230,000	133,831
2.75%, 11/15/2047	855,000	601,940
3.00%, 08/15/2048	1,020,000	747,429
3.38%, 05/15/2044	825,000	670,893
3.63%, 02/15/2053	340,000	276,502
3.88%, 05/15/2043	330,000	291,418
4.00%, 11/15/2052	100,000	87,055
4.13%, 08/15/2053	50,000	44,531
4.25%, 02/15/2054 to 08/15/2054	200,000	182,241
4.38%, 08/15/2043	90,000	84,945
4.50%, 11/15/2054	90,000	85,725
4.63%, 05/15/2044	90,000	87,455
4.75%, 11/15/2043 to 11/15/2053	300,000	296,558
United States Treasury Notes
1.63%, 08/15/2029	770,000	686,383
2.00%, 11/15/2026	370,000	356,053
2.25%, 02/15/2027	1,330,000	1,279,605
2.63%, 02/15/2029	530,000	497,206
2.88%, 08/15/2028 to 05/15/2032	605,000	564,767
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
3.25%, 06/30/2027	$ 770,000	$ 753,427
3.50%, 04/30/2028 to 02/15/2033	1,245,000	1,191,146
3.63%, 09/30/2031	290,000	276,497
4.00%, 07/31/2030 to 01/31/2031	2,250,000	2,204,084
4.13%, 07/31/2028 to 08/31/2030	380,000	377,443
4.25%, 10/15/2025 to 06/30/2031	630,000	626,035
4.38%, 12/31/2029	210,000	210,377
4.50%, 05/15/2027	210,000	211,239
4.63%, 03/15/2026 to 05/31/2031	860,000	869,357
United States Treasury Notes TIPS
1.88%, 07/15/2034(3)	321,750	316,319
		14,825,625
U.S. Government Agency — 2.4%
Federal Home Loan Mtg. Corp.
2.00%, 09/01/2040 to 03/01/2041	123,741	103,408
5.00%, 04/01/2053	87,755	85,538
Federal National Mtg. Assoc.
1.50%, 11/01/2041	78,786	64,133
2.00%, 10/01/2040 to 08/01/2042	330,432	275,714
2.50%, 03/01/2042 to 06/01/2051	378,061	315,380
3.00%, 05/01/2042 to 07/01/2051	210,705	182,465
3.50%, 04/01/2052	111,897	99,789
5.50%, 01/01/2053	53,577	53,031
6.50%, 01/01/2054	100,000	102,594
Government National Mtg. Assoc.
2.50%, 01/20/2053	58,440	48,896
3.00%, 03/20/2052	78,871	68,696
5.50%, 01/20/2053	78,023	77,763
6.00%, February 30 TBA	100,000	100,844
6.50%, February 30 TBA	200,000	203,791
Uniform Mtg. Backed Securities
3.00%, February 30 TBA	500,000	425,169
6.00%, February 30 TBA	100,000	100,679
6.50%, February 30 TBA	100,000	102,520
		2,410,410
Total U.S. Government & Agency Obligations (cost $18,772,220)		17,236,035
UNAFFILIATED INVESTMENT COMPANIES — 5.1%
iShares Core High Dividend ETF	4,501	515,905
iShares Core S&P 500 ETF	5,961	3,604,378
iShares MSCI USA Momentum Factor ETF	4,870	1,067,163
iShares Russell 1000 Value ETF	670	129,672
Total Unaffiliated Investment Companies (cost $4,159,492)		5,317,118
Total Long-Term Investment Securities (cost $83,002,532)		100,448,566
SHORT-TERM INVESTMENTS — 3.5%
Unaffiliated Investment Companies — 3.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.33%(4) (cost $3,623,749)	3,623,749	3,623,749
TOTAL INVESTMENTS (cost $86,626,281)(5)	100.6%	104,072,315
Other assets less liabilities	(0.6)	(607,466)
NET ASSETS	100.0%	$103,464,849

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
FORWARD SALES CONTRACTS — (0.2)%
U.S. Government Agencies — (0.2)%
Uniform Mtg. Backed Securities — (0.2%)
2.50%, February 30 TBA	$ (200,000)	$ (162,979)
3.50%, February 30 TBA	(100,000)	(88,477)
Total Forward Sales Contracts (proceeds $(250,059))		$(251,456)
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Franklin Tactical Opportunities Portfolio has no right to demand registration of these securities. At January 31, 2025, the aggregate value of these securities was $550,310 representing 0.5% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2025, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Rigel Pharmaceuticals, Inc.
	09/29/2021	127	$4,705
	08/05/2022	54	755
	11/14/2022	169	1,340
	07/19/2024	276	2,665
		626	9,465	$13,553	$21.65	0.0%
(3)	Principal amount of security is adjusted for inflation.
(4)	The rate shown is the 7-day yield as of January 31, 2025.
(5)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
CVA—Certification Van Aandelen (Dutch Cert.)
CVR—Contingent Value Rights
ETF—Exchange Traded Fund
FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year
NASDAQ—National Association of Securities Dealers Automated Quotations
NES—Non-voting Equity Securities
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
XAMS—Euronext Amsterdam Stock Exchange
The rates shown on FRS and/or VRS are the current interest rates at January 31, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
23	Short	U.S. Treasury 10 Year Notes	March 2025	$2,543,965	$2,503,406	$40,559
						Unrealized (Depreciation)
9	Long	S&P 500 E-Mini Index	March 2025	$2,769,637	$2,730,262	$(39,375)
3	Long	U.S. Treasury 10 Year Notes	March 2025	329,958	326,531	(3,427)
3	Long	U.S. Treasury 2 Year Notes	March 2025	617,232	616,875	(357)
2	Long	U.S. Treasury Long Bonds	March 2025	228,941	227,813	(1,128)
1	Short	U.S. Treasury 5 Year Notes	March 2025	106,264	106,391	(127)
						$(44,414)
		Net Unrealized Appreciation (Depreciation)				$(3,855)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$866,403	$370,027	$—	$1,236,430
Apparel	40,394	284,471	—	324,865
Auto Manufacturers	556,871	272,400	—	829,271
Auto Parts & Equipment	13,865	119,340	—	133,205
Banks	3,214,089	1,970,860	—	5,184,949
Beverages	607,994	104,184	—	712,178
Biotechnology	707,066	29,102	887	737,055
Building Materials	472,215	257,938	—	730,153
Chemicals	926,242	216,292	—	1,142,534
Commercial Services	1,177,007	416,733	—	1,593,740
Computers	3,079,260	137,134	—	3,216,394
Cosmetics/Personal Care	402,266	326,266	—	728,532
Distribution/Wholesale	354,318	86,060	—	440,378
Diversified Financial Services	2,410,189	117,317	—	2,527,506
Electric	795,050	325,259	—	1,120,309
Electrical Components & Equipment	909,902	239,672	—	1,149,574
Electronics	548,319	379,419	—	927,738
Engineering & Construction	126,571	204,711	—	331,282
Entertainment	37,718	142,125	—	179,843
Food	825,618	656,176	—	1,481,794
Food Service	—	134,098	—	134,098
Forest Products & Paper	129,882	51,241	—	181,123
Gas	51,556	106,971	—	158,527
Hand/Machine Tools	11,720	83,363	—	95,083
Healthcare-Products	1,768,194	126,578	—	1,894,772
Home Builders	198,864	56,482	—	255,346
Home Furnishings	12,431	187,173	—	199,604
Insurance	2,313,646	714,129	—	3,027,775
Internet	7,049,491	95,945	—	7,145,436
Investment Companies	30,478	236,658	—	267,136
Iron/Steel	124,481	81,326	63	205,870
Lodging	5,298	72,275	—	77,573
Machinery-Construction & Mining	298,652	298,504	—	597,156
Machinery-Diversified	190,991	200,648	—	391,639
Media	523,442	48,259	—	571,701
Mining	164,247	262,946	—	427,193
Miscellaneous Manufacturing	132,989	231,092	—	364,081
Office/Business Equipment	11,384	69,963	—	81,347
Oil & Gas	1,216,716	516,610	—	1,733,326
Packaging & Containers	165,082	32,119	—	197,201
Pharmaceuticals	2,895,175	1,604,248	0	4,499,423
Private Equity	33,057	138,974	—	172,031
Real Estate	38,694	190,220	—	228,914
REITS	838,656	67,771	—	906,427
Retail	2,518,407	597,170	—	3,115,577
Semiconductors	3,676,833	515,172	—	4,192,005
Shipbuilding	—	92,218	—	92,218
Software	4,913,397	473,758	—	5,387,155
Telecommunications	1,164,356	647,759	—	1,812,115
Toys/Games/Hobbies	27,263	85,307	—	112,570
Transportation	658,157	101,196	—	759,353
Water	29,479	12,787	—	42,266
Other Industries	2,976,913	—	—	2,976,913
Corporate Bonds & Notes	—	10,750,279	—	10,750,279
Collateralized Mortgage Obligations	—	114,450	—	114,450
U.S. Government & Agency Obligations	—	17,236,035	—	17,236,035
Unaffiliated Investment Companies	5,317,118	—	—	5,317,118
Short-Term Investments	3,623,749	—	—	3,623,749
Total Investments at Value	$61,182,155	$42,889,210	$950	$104,072,315

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS: (continued)
Other Financial Instruments:†
Futures Contracts	$40,559	$—	$—	$40,559
LIABILITIES:
Forward Sales Contracts:
U.S. Government Agencies	$—	$251,456	$—	$251,456
Other Financial Instruments:†
Futures Contracts	$44,414	$—	$—	$44,414
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Fixed Income Investment Companies — 37.8%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	2,045,782	$ 19,168,981
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,991,907	19,839,395
Total Domestic Fixed Income Investment Companies (cost $41,715,416)		39,008,376
Domestic Equity Investment Companies — 36.6%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	735,198	29,797,575
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	363,245	5,815,552
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	153,341	2,074,699
Total Domestic Equity Investment Companies (cost $29,948,001)		37,687,826
International Equity Investment Companies — 25.7%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	203,814	2,955,303
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies (continued)
SunAmerica Series Trust SA International Index Portfolio, Class 1	1,750,147	$ 23,539,472
Total International Equity Investment Companies (cost $23,504,425)		26,494,775
TOTAL INVESTMENTS (cost $95,167,842)(2)	100.1%	103,190,977
Other assets less liabilities	(0.1)	(73,796)
NET ASSETS	100.0%	$103,117,181
#	The SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$103,190,977	$—	$—	$103,190,977
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 45.6%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	906,488	$ 36,739,955
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	443,155	7,094,915
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	311,909	4,220,130
Total Domestic Equity Investment Companies (cost $38,555,815)		48,055,000
International Equity Investment Companies — 31.4%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	345,590	5,011,048
SunAmerica Series Trust SA International Index Portfolio, Class 1	2,090,396	28,115,826
Total International Equity Investment Companies (cost $30,122,210)		33,126,874
Domestic Fixed Income Investment Companies — 23.1%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,254,017	11,750,143
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,260,562	$ 12,555,198
Total Domestic Fixed Income Investment Companies (cost $25,874,830)		24,305,341
TOTAL INVESTMENTS (cost $94,552,855)(2)	100.1%	105,487,215
Other assets less liabilities	(0.1)	(74,815)
NET ASSETS	100.0%	$105,412,400
#	The SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$105,487,215	$—	$—	$105,487,215
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 53.3%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	3,743,056	$151,706,055
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,148,184	34,392,432
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,495,624	20,235,785
Total Domestic Equity Investment Companies (cost $162,783,852)		206,334,272
International Equity Investment Companies — 38.1%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	1,272,356	18,449,157
SunAmerica Series Trust SA International Index Portfolio, Class 1	9,603,665	129,169,294
Total International Equity Investment Companies (cost $133,622,850)		147,618,451
Domestic Fixed Income Investment Companies — 8.6%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,760,205	16,493,123
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,699,392	$ 16,925,947
Total Domestic Fixed Income Investment Companies (cost $35,088,314)		33,419,070
TOTAL INVESTMENTS (cost $331,495,016)(2)	100.0%	387,371,793
Other assets less liabilities	(0.0)	(167,806)
NET ASSETS	100.0%	$387,203,987
#	The SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$387,371,793	$—	$—	$387,371,793
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 70.8%
Advertising — 0.3%
Omnicom Group, Inc.	78	$ 6,770
Trade Desk, Inc., Class A†	1,419	168,407
		175,177
Aerospace/Defense — 2.1%
Dassault Aviation SA	544	122,801
General Dynamics Corp.	935	240,276
Lockheed Martin Corp.	78	36,110
MTU Aero Engines AG	83	28,453
Northrop Grumman Corp.	201	97,941
Rocket Lab USA, Inc.†	289	8,395
Rolls-Royce Holdings PLC†	19,827	148,528
Safran SA	1,386	344,366
Thales SA	303	49,028
		1,075,898
Agriculture — 0.9%
Altria Group, Inc.	699	36,509
British American Tobacco PLC	125	4,952
Imperial Brands PLC	12,445	419,908
		461,369
Airlines — 1.3%
Alaska Air Group, Inc.†	481	35,233
Delta Air Lines, Inc.	258	17,356
Qantas Airways, Ltd.†	62,476	364,466
SkyWest, Inc.†	1,724	208,466
United Airlines Holdings, Inc.†	133	14,077
		639,598
Apparel — 0.6%
Birkenstock Holding PLC†	324	19,161
LVMH Moet Hennessy Louis Vuitton SE	174	125,370
Ralph Lauren Corp.	16	4,080
Skechers USA, Inc., Class A†	1,974	148,721
		297,332
Auto Manufacturers — 1.2%
Ferrari NV	202	86,933
Honda Motor Co., Ltd.	10,900	103,282
PACCAR, Inc.	212	23,506
Tesla, Inc.†	1,023	413,906
		627,627
Auto Parts & Equipment — 0.3%
Lear Corp.	954	89,762
Mobileye Global, Inc., Class A†	4,403	72,759
		162,521
Banks — 4.4%
ANZ Group Holdings, Ltd.	1,022	19,381
Banca Mediolanum SpA	6,183	83,339
Banco BPM SpA	14,018	123,713
Bank of Georgia Group PLC	496	29,207
BAWAG Group AG*	787	71,402
BPER Banca SpA	3,566	24,363
Citigroup, Inc.	1,787	145,515
Commerce Bancshares, Inc.	1,095	73,146
Commonwealth Bank of Australia	584	57,991
Computershare, Ltd.	1,849	40,377
CVB Financial Corp.	678	14,130
First Community Corp.	843	21,859
Hachijuni Bank, Ltd.	1,500	9,849
Security Description	Shares or Principal Amount	Value

Banks (continued)
HSBC Holdings PLC	5,770	$ 60,190
Hyakujushi Bank, Ltd.	200	4,667
Investec PLC	3,889	25,016
Japan Post Bank Co., Ltd.	5,900	60,978
KBC Ancora	87	4,677
National Australia Bank, Ltd.	16,495	409,698
NatWest Group PLC	28,299	151,160
Northern Trust Corp.	548	61,535
PNC Financial Services Group, Inc.	153	30,745
Prosperity Bancshares, Inc.	1,311	104,880
Red River Bancshares, Inc.	196	10,937
Sumitomo Mitsui Trust Group, Inc.	6,100	151,948
Svenska Handelsbanken AB, Class A	2,769	30,538
Swedbank AB, Class A	1,063	23,100
TBC Bank Group PLC	277	11,452
UBS Group AG	6,501	229,539
UniCredit SpA	2,293	105,437
		2,190,769
Beverages — 0.6%
Coca-Cola Consolidated, Inc.	30	41,028
Constellation Brands, Inc., Class A	62	11,210
Monster Beverage Corp.†	4,875	237,461
		289,699
Biotechnology — 0.7%
ACADIA Pharmaceuticals, Inc.†	2,580	48,143
BioMarin Pharmaceutical, Inc.†	696	44,099
Gilead Sciences, Inc.	546	53,071
Regeneron Pharmaceuticals, Inc.†	190	127,866
Sarepta Therapeutics, Inc.†	36	4,094
Vertex Pharmaceuticals, Inc.†	119	54,940
		332,213
Building Materials — 0.2%
Cementir Holding NV	1,565	18,978
CRH PLC	636	62,983
Johnson Controls International PLC	267	20,826
Vulcan Materials Co.	55	15,078
		117,865
Chemicals — 1.5%
Air Liquide SA	1,425	248,468
DIC Corp.	200	4,327
Ecolab, Inc.	1,588	397,302
Linde PLC	190	84,763
Sherwin-Williams Co.	87	31,160
		766,020
Commercial Services — 2.4%
Adtalem Global Education, Inc.†	801	85,811
Alarm.com Holdings, Inc.†	962	58,365
Alight, Inc., Class A	1,698	11,631
Automatic Data Processing, Inc.	140	42,422
Bright Horizons Family Solutions, Inc.†	99	12,137
Cintas Corp.	197	39,512
Equifax, Inc.	1,454	399,530
Euronet Worldwide, Inc.†	342	33,687
Flywire Corp.†	491	9,491
FTI Consulting, Inc.†	137	26,763
Kyodo Printing Co., Ltd.	1,400	38,461
RELX PLC	2,176	108,205

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Toast, Inc., Class A†	5,489	$ 224,610
Wolters Kluwer NV	770	140,076
		1,230,701
Computers — 4.9%
Apple, Inc.	7,111	1,678,196
Crowdstrike Holdings, Inc., Class A†	90	35,826
Dell Technologies, Inc., Class C	106	10,982
Focus Systems Corp.	4,700	33,551
Fortinet, Inc.†	734	74,046
Gartner, Inc.†	128	69,482
Lenovo Group, Ltd.	52,000	62,064
NEC Corp.	4,400	436,344
Proact IT Group AB	916	9,862
Seagate Technology Holdings PLC	548	52,805
Zscaler, Inc.†	78	15,802
		2,478,960
Cosmetics/Personal Care — 1.0%
Procter & Gamble Co.	2,961	491,496
Distribution/Wholesale — 0.1%
Seika Corp.	1,000	29,060
Diversified Financial Services — 3.3%
Ameriprise Financial, Inc.	342	185,829
Capital One Financial Corp.	366	74,558
CME Group, Inc.	1,752	414,383
Coinbase Global, Inc., Class A†	143	41,660
Daiwa Securities Group, Inc.	11,200	81,251
Evercore, Inc., Class A	14	4,078
Franklin Resources, Inc.	988	21,973
FTAI Aviation, Ltd.	490	49,211
Mastercard, Inc., Class A	298	165,518
ORIX Corp.	8,300	175,451
SBI Holdings, Inc.	12,100	349,318
Stifel Financial Corp.	352	40,779
Upstart Holdings, Inc.†	944	61,119
		1,665,128
Electric — 0.6%
AES Corp.	6,228	68,508
DTE Energy Co.	83	9,950
Edison International	105	5,670
PG&E Corp.	2,605	40,768
SSE PLC	1,613	32,565
Xcel Energy, Inc.	2,430	163,296
		320,757
Electrical Components & Equipment — 1.5%
AMETEK, Inc.	242	44,664
Eaton Corp. PLC	158	51,577
Legrand SA	1,811	185,425
Powell Industries, Inc.	114	27,335
Schneider Electric SE	1,768	447,075
		756,076
Electronics — 0.2%
Amphenol Corp., Class A	456	32,276
Yamaichi Electronics Co., Ltd.	5,000	74,949
		107,225
Engineering & Construction — 0.6%
Comfort Systems USA, Inc.	586	255,936
Security Description	Shares or Principal Amount	Value

Engineering & Construction (continued)
EMCOR Group, Inc.	18	$ 8,065
MasTec, Inc.†	193	28,002
Obayashi Corp.	1,800	24,179
		316,182
Entertainment — 0.5%
Cinemark Holdings, Inc.†	1,217	34,843
Evolution AB*	2,986	228,361
RCI Hospitality Holdings, Inc.	164	9,109
		272,313
Food — 0.8%
General Mills, Inc.	218	13,110
Koninklijke Ahold Delhaize NV	859	30,424
Mondelez International, Inc., Class A	522	30,271
Sprouts Farmers Market, Inc.†	1,891	299,421
Tyson Foods, Inc., Class A	113	6,383
		379,609
Gas — 0.0%
Atmos Energy Corp.	63	8,978
Healthcare-Products — 1.2%
Align Technology, Inc.†	117	25,636
Edwards Lifesciences Corp.†	113	8,187
Exact Sciences Corp.†	75	4,204
Natera, Inc.†	1,769	312,971
Olympus Corp.	13,100	198,962
Penumbra, Inc.†	15	4,004
QIAGEN NV	87	3,884
Teleflex, Inc.	191	34,426
		592,274
Healthcare-Services — 3.4%
Centene Corp.†	213	13,638
Cigna Group	94	27,656
Encompass Health Corp.	176	17,472
Fresenius Medical Care AG	5,067	252,492
Fresenius SE & Co. KGaA†	7,284	279,343
IQVIA Holdings, Inc.†	1,863	375,134
Medpace Holdings, Inc.†	303	105,792
Quest Diagnostics, Inc.	436	71,112
Tenet Healthcare Corp.†	1,132	159,487
UnitedHealth Group, Inc.	314	170,342
Universal Health Services, Inc., Class B	1,191	224,575
		1,697,043
Home Builders — 0.1%
M/I Homes, Inc.†	144	18,115
Millrose Properties, Inc.†	52	575
PulteGroup, Inc.	82	9,330
		28,020
Household Products/Wares — 0.0%
Henkel AG & Co. KGaA	99	7,647
Insurance — 3.1%
Allianz SE	527	171,754
Arthur J Gallagher & Co.	17	5,131
Aviva PLC	4,637	29,560
AXA SA	290	10,999
Berkshire Hathaway, Inc., Class B†	524	245,583
Conduit Holdings, Ltd.	6,347	35,882
Dai-ichi Life Holdings, Inc.	200	5,464
Equitable Holdings, Inc.	127	6,911

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Everest Group, Ltd.	17	$ 5,908
Hannover Rueck SE	616	162,569
Jackson Financial, Inc., Class A	934	88,020
Kinsale Capital Group, Inc.	31	13,700
Marsh & McLennan Cos., Inc.	197	42,725
Mercury General Corp.	419	20,883
MetLife, Inc.	70	6,056
MS&AD Insurance Group Holdings, Inc.	8,000	166,619
Muenchener Rueckversicherungs-Gesellschaft AG	664	359,721
Principal Financial Group, Inc.	91	7,503
Progressive Corp.	259	63,828
Travelers Cos., Inc.	360	88,265
W.R. Berkley Corp.	118	6,942
		1,544,023
Internet — 7.5%
Airbnb, Inc., Class A†	2,657	348,519
Alphabet, Inc., Class A	1,953	398,451
Alphabet, Inc., Class C	2,379	489,122
Amazon.com, Inc.†	3,533	839,723
Booking Holdings, Inc.	57	270,041
DoorDash, Inc., Class A†	1,199	226,407
Expedia Group, Inc.†	48	8,206
Hims & Hers Health, Inc.†	775	28,892
Lyft, Inc., Class A†	3,007	40,715
Meta Platforms, Inc., Class A	1,276	879,394
Netflix, Inc.†	83	81,071
Pinterest, Inc., Class A†	241	7,943
Rakuten Group, Inc.†	11,800	74,340
Robinhood Markets, Inc., Class A†	1,001	52,002
Uber Technologies, Inc.†	176	11,765
VeriSign, Inc.†	33	7,095
Zillow Group, Inc., Class C†	81	6,660
		3,770,346
Investment Companies — 0.6%
Investor AB, Class B	11,099	315,932
Iron/Steel — 0.1%
Fortescue, Ltd.	781	9,145
Nucor Corp.	95	12,201
SSAB AB, Class B	1,276	6,032
		27,378
Leisure Time — 0.1%
Carnival Corp.†	334	9,242
YETI Holdings, Inc.†	602	22,430
		31,672
Lodging — 0.3%
Marriott International, Inc., Class A	530	154,013
Machinery-Construction & Mining — 0.7%
Hitachi, Ltd.	4,700	118,585
Mitsubishi Electric Corp.	13,900	228,943
Modec, Inc.	300	6,203
		353,731
Machinery-Diversified — 0.0%
Hexagon AB, Class B	1,224	14,169
Otis Worldwide Corp.	64	6,107
		20,276
Security Description	Shares or Principal Amount	Value

Media — 0.4%
AMC Networks, Inc., Class A†	1,280	$ 12,326
Charter Communications, Inc., Class A†	457	157,889
Comcast Corp., Class A	811	27,298
Fox Corp., Class A	89	4,555
News Corp., Class A	198	5,568
Townsquare Media, Inc., Class A	1,455	12,921
		220,557
Mining — 0.8%
Anglogold Ashanti PLC	1,448	43,744
BHP Group, Ltd. (ASX)	3,916	96,380
BHP Group, Ltd. (LSE)	1,684	41,522
Freeport-McMoRan, Inc.	573	20,679
Northern Star Resources, Ltd.	8,923	95,285
United States Lime & Minerals, Inc.	912	100,849
		398,459
Miscellaneous Manufacturing — 1.0%
Fabrinet†	264	57,079
Parker-Hannifin Corp.	251	177,470
Siemens AG	1,104	237,449
Smiths Group PLC	883	22,515
Textron, Inc.	75	5,738
		500,251
Oil & Gas — 1.1%
Antero Resources Corp.†	4,104	153,161
BP PLC ADR	4,226	131,260
ConocoPhillips	1,270	125,514
Devon Energy Corp.	320	10,912
Ovintiv, Inc.	1,955	82,540
Range Resources Corp.	103	3,815
Shell PLC	1,952	64,696
		571,898
Oil & Gas Services — 0.5%
Halliburton Co.	4,409	114,722
NOV, Inc.	1,795	25,938
Schlumberger NV	2,038	82,091
TechnipFMC PLC	169	5,078
		227,829
Pharmaceuticals — 3.9%
AstraZeneca PLC ADR	2,548	180,296
Bristol-Myers Squibb Co.	221	13,028
Catalyst Pharmaceuticals, Inc.†	467	10,536
Daiichi Sankyo Co., Ltd.	4,200	115,444
Elanco Animal Health, Inc.†	3,823	45,991
GSK PLC ADR	6,720	237,014
Johnson & Johnson	2,699	410,653
Merck & Co., Inc.	367	36,267
Neurocrine Biosciences, Inc.†	101	15,334
Novartis AG	1,144	119,898
Novo Nordisk A/S, Class B	4,923	415,596
Pfizer, Inc.	1,070	28,376
Roche Holding AG	102	32,029
Viatris, Inc.	487	5,493
Zoetis, Inc.	1,634	279,251
		1,945,206
Pipelines — 0.3%
Kinder Morgan, Inc.	3,919	107,694
Williams Cos., Inc.	369	20,454
		128,148

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real Estate — 0.1%
Compass, Inc., Class A†	5,336	$ 38,686
CoStar Group, Inc.†	160	12,256
Swire Pacific, Ltd., Class B	12,500	17,517
		68,459
REITS — 1.4%
American Homes 4 Rent, Class A	135	4,675
Chatham Lodging Trust	2,228	19,473
CubeSmart	90	3,753
Equinix, Inc.	421	384,651
Essex Property Trust, Inc.	26	7,399
Extra Space Storage, Inc.	80	12,320
Invitation Homes, Inc.	236	7,351
Lamar Advertising Co., Class A	35	4,425
Park Hotels & Resorts, Inc.	9,566	129,045
Prologis, Inc.	379	45,196
Public Storage	63	18,804
RLJ Lodging Trust	6,736	65,676
		702,768
Retail — 0.9%
Best Buy Co., Inc.	86	7,384
CarMax, Inc.†	954	81,701
Carvana Co.†	118	29,203
Hard Off Corp. Co., Ltd.	1,300	16,333
Lululemon Athletica, Inc.†	143	59,231
Ross Stores, Inc.	115	17,314
Target Corp.	1,617	223,000
Williams-Sonoma, Inc.	50	10,568
Zumiez, Inc.†	1,618	25,823
		470,557
Semiconductors — 3.7%
Advanced Micro Devices, Inc.†	692	80,237
ASM International NV	84	48,292
Broadcom, Inc.	1,808	400,056
Marvell Technology, Inc.	356	40,178
Micron Technology, Inc.	316	28,832
NVIDIA Corp.	9,237	1,109,087
ON Semiconductor Corp.†	174	9,107
QUALCOMM, Inc.	386	66,751
Texas Instruments, Inc.	364	67,198
		1,849,738
Shipbuilding — 0.4%
Kongsberg Gruppen ASA	1,338	158,830
Yangzijiang Shipbuilding Holdings, Ltd.	26,900	60,288
		219,118
Software — 6.5%
ACI Worldwide, Inc.†	874	46,803
Adobe, Inc.†	984	430,451
Box, Inc., Class A†	1,164	38,866
Broadridge Financial Solutions, Inc.	47	11,196
CommVault Systems, Inc.†	1,472	234,431
Computer Engineering & Consulting, Ltd.	2,200	26,874
Cresco, Ltd.	4,000	29,473
Datadog, Inc., Class A†	661	94,331
Fair Isaac Corp.†	9	16,862
Fiserv, Inc.†	2,216	478,745
HubSpot, Inc.†	20	15,591
Informatica, Inc., Class A†	417	10,709
Innodata, Inc.†	204	7,564
Security Description	Shares or Principal Amount	Value

Software (continued)
ISB Corp.	1,200	$ 10,312
Manhattan Associates, Inc.†	25	5,215
Microsoft Corp.	2,152	893,209
MicroStrategy, Inc., Class A†	13	4,352
MongoDB, Inc.†	78	21,319
MSCI, Inc.	32	19,097
Nexon Co., Ltd.	5,000	64,989
NSW, Inc.	1,100	20,569
Nutanix, Inc., Class A†	598	41,121
ROBLOX Corp., Class A†	406	28,854
SAP SE	1,895	526,585
ServiceNow, Inc.†	141	143,592
Veeva Systems, Inc., Class A†	58	13,529
Workday, Inc., Class A†	87	22,799
		3,257,438
Telecommunications — 2.2%
Arista Networks, Inc.†	412	47,475
Cisco Systems, Inc.	2,250	136,350
Credo Technology Group Holding, Ltd.†	126	8,822
Nippon Telegraph & Telephone Corp.	38,600	37,958
Nokia Oyj	67,834	318,051
SoftBank Group Corp.	2,200	134,741
Telefonaktiebolaget LM Ericsson, Class B	31,710	238,975
Verizon Communications, Inc.	4,381	172,568
		1,094,940
Toys/Games/Hobbies — 0.0%
Mattel, Inc.†	901	16,795
Transportation — 0.3%
Expeditors International of Washington, Inc.	57	6,474
Kawasaki Kisen Kaisha, Ltd.	700	8,914
Nippon Yusen KK	1,700	53,367
United Parcel Service, Inc., Class B	744	84,987
		153,742
Water — 0.2%
Artesian Resources Corp., Class A	2,192	67,952
Veolia Environnement SA	456	12,996
		80,948
Total Common Stocks (cost $31,625,898)		35,641,779
UNAFFILIATED INVESTMENT COMPANIES — 2.2%
iShares Global Infrastructure ETF	9,503	505,465
iShares U.S. Technology ETF	533	85,104
Vanguard Real Estate ETF	5,653	511,879
Total Unaffiliated Investment Companies (cost $992,199)		1,102,448
Total Long-Term Investment Securities (cost $32,618,097)		36,744,227

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 25.9%
Unaffiliated Investment Companies — 25.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.33%(1) (cost $13,031,703)	13,031,703	$13,031,703
TOTAL INVESTMENTS (cost $45,649,800)(2)	98.9%	49,775,930
Other assets less liabilities	1.1	531,244
NET ASSETS	100.0%	$50,307,174
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Goldman Sachs Multi-Asset Insights Portfolio has no right to demand registration of these securities. At January 31, 2025, the aggregate value of these securities was $299,763 representing 0.6% of net assets.
(1)	The rate shown is the 7-day yield as of January 31, 2025.
(2)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
ETF—Exchange Traded Fund
LSE—London Stock Exchange

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	CDX Investment Grade Index Series 43	0.4830	6,440,000	USD	6,440,000	1.000%	Quarterly	Dec 2029	$134,253	$11,992	$146,245
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Long	Euro STOXX 50 Index	March 2025	$ 51,641	$ 54,889	$3,248
1	Long	TOPIX Index	March 2025	176,325	179,954	3,629
						$6,877
						Unrealized (Depreciation)
9	Long	MSCI Emerging Markets Index	March 2025	$ 501,689	$ 490,680	$ (11,009)
1	Long	S&P 500 E-Mini Index	March 2025	306,470	303,362	(3,108)
146	Long	U.S. Treasury 10 Year Notes	March 2025	16,140,229	15,891,188	(249,041)
						$(263,158)
		Net Unrealized Appreciation (Depreciation)				$(256,281)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$382,722	$693,176	$—	$1,075,898
Agriculture	36,509	424,860	—	461,369
Airlines	275,132	364,466	—	639,598
Apparel	171,962	125,370	—	297,332
Auto Manufacturers	437,412	190,215	—	627,627
Banks	462,747	1,728,022	—	2,190,769
Building Materials	98,887	18,978	—	117,865
Chemicals	513,225	252,795	—	766,020
Commercial Services	943,959	286,742	—	1,230,701
Computers	1,937,139	541,821	—	2,478,960
Distribution/Wholesale	—	29,060	—	29,060
Diversified Financial Services	1,059,108	606,020	—	1,665,128
Electric	288,192	32,565	—	320,757
Electrical Components & Equipment	123,576	632,500	—	756,076
Electronics	32,276	74,949	—	107,225
Engineering & Construction	292,003	24,179	—	316,182
Entertainment	43,952	228,361	—	272,313
Food	349,185	30,424	—	379,609
Healthcare-Products	393,312	198,962	—	592,274
Healthcare-Services	1,165,208	531,835	—	1,697,043
Home Builders	27,445	575	—	28,020
Household Products/Wares	—	7,647	—	7,647
Insurance	601,455	942,568	—	1,544,023
Internet	3,696,006	74,340	—	3,770,346
Investment Companies	—	315,932	—	315,932
Iron/Steel	12,201	15,177	—	27,378
Machinery-Construction & Mining	—	353,731	—	353,731
Machinery-Diversified	6,107	14,169	—	20,276
Mining	165,272	233,187	—	398,459
Miscellaneous Manufacturing	240,287	259,964	—	500,251
Oil & Gas	507,202	64,696	—	571,898
Pharmaceuticals	1,262,239	682,967	—	1,945,206
Real Estate	50,942	17,517	—	68,459
Retail	454,224	16,333	—	470,557
Semiconductors	1,801,446	48,292	—	1,849,738
Shipbuilding	—	219,118	—	219,118
Software	2,578,636	678,802	—	3,257,438
Telecommunications	365,215	729,725	—	1,094,940
Transportation	91,461	62,281	—	153,742
Water	67,952	12,996	—	80,948
Other Industries	2,941,866	—	—	2,941,866
Unaffiliated Investment Companies	1,102,448	—	—	1,102,448
Short-Term Investments	13,031,703	—	—	13,031,703
Total Investments at Value	$38,010,613	$11,765,317	$—	$49,775,930
Other Financial Instruments:†
Swaps	$—	$11,992	$—	$11,992
Futures Contracts	6,877	—	—	6,877
Total Other Financial Instruments	$6,877	$11,992	$—	$18,869
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$263,158	$—	$—	$263,158
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Index Allocation 60/40 Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 54.2%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	2,968,259	$120,303,525
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	947,492	15,169,350
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,016,309	13,750,657
Total Domestic Equity Investment Companies (cost $113,151,809)		149,223,532
Domestic Fixed Income Investment Companies — 37.0%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	5,262,340	49,308,131
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	5,284,714	52,635,752
Total Domestic Fixed Income Investment Companies (cost $109,341,963)		101,943,883
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies — 8.9%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $21,341,248)	1,824,695	$ 24,542,142
TOTAL INVESTMENTS (cost $243,835,020)(2)	100.1%	275,709,557
Other assets less liabilities	(0.1)	(139,279)
NET ASSETS	100.0%	$275,570,278
#	The SunAmerica Series Trust SA Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$275,709,557	$—	$—	$275,709,557
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Index Allocation 80/20 Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 69.1%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	7,041,670	$285,398,897
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	3,492,430	55,913,799
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,957,639	26,486,852
Total Domestic Equity Investment Companies (cost $270,202,771)		367,799,548
Domestic Fixed Income Investment Companies — 17.8%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	5,006,283	46,908,865
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	4,846,410	48,270,247
Total Domestic Fixed Income Investment Companies (cost $101,760,502)		95,179,112
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies — 13.1%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $60,589,637)	5,178,142	$ 69,646,013
TOTAL INVESTMENTS (cost $432,552,910)(2)	100.0%	532,624,673
Other assets less liabilities	(0.0)	(220,451)
NET ASSETS	100.0%	$532,404,222
#	The SunAmerica Series Trust SA Index Allocation 80/20 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$532,624,673	$—	$—	$532,624,673
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Index Allocation 90/10 Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 74.6%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	21,755,035	$ 881,731,561
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	9,661,033	154,673,146
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	5,579,997	75,497,358
Total Domestic Equity Investment Companies (cost $808,582,216)		1,111,902,065
International Equity Investment Companies — 17.1%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $220,546,135)	19,027,837	255,924,404
Domestic Fixed Income Investment Companies — 8.3%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	6,529,193	61,178,534
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	6,261,570	$ 62,365,237
Total Domestic Fixed Income Investment Companies (cost $131,138,279)		123,543,771
TOTAL INVESTMENTS (cost $1,160,266,630)(2)	100.0%	1,491,370,240
Other assets less liabilities	(0.0)	(520,481)
NET ASSETS	100.0%	$1,490,849,759
#	The SunAmerica Series Trust SA Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$1,491,370,240	$—	$—	$1,491,370,240
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 90.2%
Australia — 6.5%
ANZ Group Holdings, Ltd.	132,028	$ 2,503,693
APA Group	57,406	243,072
Aristocrat Leisure, Ltd.	25,111	1,175,809
ASX, Ltd.	8,595	337,961
BHP Group, Ltd. (ASX)	224,930	5,535,941
BlueScope Steel, Ltd.	19,451	256,166
Brambles, Ltd.	61,745	758,007
CAR Group, Ltd.	16,735	419,120
Cochlear, Ltd.	2,902	574,698
Coles Group, Ltd.	59,416	717,955
Commonwealth Bank of Australia	74,191	7,367,135
Computershare, Ltd.	23,509	513,373
CSL, Ltd.	21,465	3,733,313
Endeavour Group, Ltd.	67,486	177,043
Fortescue, Ltd.	75,071	879,044
Goodman Group	76,268	1,730,875
GPT Group	84,919	242,969
Insurance Australia Group, Ltd.	105,075	600,295
Lottery Corp., Ltd.	98,670	308,823
Macquarie Group, Ltd.	16,051	2,396,404
Medibank Private, Ltd.	122,087	302,781
Mineral Resources, Ltd.	7,841	170,330
Mirvac Group	174,923	212,899
National Australia Bank, Ltd.	136,275	3,384,761
Northern Star Resources, Ltd.	50,966	544,242
Orica, Ltd.	21,590	236,506
Origin Energy, Ltd.	76,371	494,309
Pro Medicus, Ltd.	2,548	437,728
Qantas Airways, Ltd.†	33,966	198,147
QBE Insurance Group, Ltd.	66,736	867,316
Ramsay Health Care, Ltd.	8,166	170,656
REA Group, Ltd.	2,343	361,440
Reece, Ltd.	10,023	147,933
Rio Tinto, Ltd.	16,456	1,199,941
Santos, Ltd.	143,976	626,199
Scentre Group	230,598	524,844
SEEK, Ltd.	15,818	224,341
SGH, Ltd.	9,021	267,863
Sonic Healthcare, Ltd.	20,232	357,869
South32, Ltd.	200,745	418,385
Stockland	105,825	337,533
Suncorp Group, Ltd.	56,403	726,531
Telstra Group, Ltd.	179,276	439,146
Transurban Group	137,585	1,141,167
Treasury Wine Estates, Ltd.	35,971	241,148
Vicinity, Ltd.	171,535	234,666
Washington H. Soul Pattinson & Co., Ltd.	10,592	224,544
Wesfarmers, Ltd.	50,306	2,384,122
Westpac Banking Corp.	152,419	3,183,023
WiseTech Global, Ltd.	8,155	619,219
Woodside Energy Group, Ltd.	84,173	1,279,811
Woolworths Group, Ltd.	54,154	1,023,347
		53,454,443
Austria — 0.2%
Erste Group Bank AG	14,927	920,457
OMV AG	6,529	269,522
Verbund AG	3,019	232,114
		1,422,093
Belgium — 0.7%
Ageas SA	7,083	365,401
Security Description	Shares or Principal Amount	Value

Belgium (continued)
Anheuser-Busch InBev SA NV	39,836	$ 1,959,225
D'ieteren Group	952	160,351
Elia Group SA	1,304	88,136
Groupe Bruxelles Lambert NV	3,681	256,009
KBC Group NV	10,175	781,337
Lotus Bakeries NV	18	192,182
Sofina SA	683	170,227
Syensqo SA	3,285	260,163
UCB SA	5,605	1,087,693
Warehouses De Pauw CVA	7,998	172,129
		5,492,853
Bermuda — 0.1%
Aegon, Ltd.	59,856	390,233
CK Infrastructure Holdings, Ltd.	28,000	190,500
Hongkong Land Holdings, Ltd.	48,900	213,079
Jardine Matheson Holdings, Ltd.	7,100	285,529
		1,079,341
Denmark — 2.4%
AP Moller-Maersk A/S, Series A	130	187,697
AP Moller-Maersk A/S, Series B	202	298,462
Carlsberg A/S, Class B	4,235	444,325
Coloplast A/S, Class B	5,591	642,425
Danske Bank A/S	30,577	913,615
Demant A/S†	3,920	156,852
DSV A/S	9,060	1,793,674
Genmab A/S†	2,787	549,055
Novo Nordisk A/S, Class B	142,773	12,052,794
Novonesis (Novozymes), Class B	15,621	892,043
Orsted A/S*†	7,454	286,363
Pandora A/S	3,635	702,976
Rockwool A/S, Class B	416	147,545
Tryg A/S	15,029	304,004
Vestas Wind Systems A/S†	44,768	611,076
Zealand Pharma A/S†	2,834	287,882
		20,270,788
Finland — 0.9%
Elisa Oyj	6,305	271,229
Fortum Oyj	19,888	288,991
Kesko Oyj, Class B	12,108	232,065
Kone Oyj, Class B	15,068	778,361
Metso Oyj	27,562	272,482
Neste Oyj	18,755	236,425
Nokia Oyj	236,408	1,108,438
Nordea Bank Abp	139,865	1,658,466
Orion Oyj, Class B	4,795	259,438
Sampo Oyj, Class A	21,936	902,959
Stora Enso Oyj, Class R	25,805	284,445
UPM-Kymmene Oyj	23,661	694,695
Wartsila OYJ Abp	22,297	419,441
		7,407,435
France — 9.4%
Accor SA	8,640	445,259
Aeroports de Paris SA	1,535	174,878
Air Liquide SA	25,633	4,469,455
Alstom SA†	15,344	303,037
Amundi SA*	2,722	191,138
Arkema SA	2,495	198,861
AXA SA	78,064	2,960,772
BioMerieux	1,836	222,797
BNP Paribas SA	45,117	3,074,825

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Bollore SE	31,610	$ 186,478
Bouygues SA	8,407	266,481
Bureau Veritas SA	14,084	439,947
Capgemini SE	6,887	1,255,291
Carrefour SA	24,044	341,226
Cie de Saint-Gobain SA	20,109	1,878,416
Cie Generale des Etablissements Michelin SCA	29,616	1,026,832
Covivio SA	2,474	131,089
Credit Agricole SA	47,184	710,800
Danone SA	28,619	2,002,392
Dassault Aviation SA	871	196,616
Dassault Systemes SE	29,667	1,154,191
Edenred SE	10,865	374,005
Eiffage SA	3,258	290,967
Engie SA	80,969	1,335,019
EssilorLuxottica SA	13,178	3,623,932
Eurazeo SE	1,855	152,680
Gecina SA	2,039	198,713
Getlink SE	13,410	214,840
Hermes International S.C.A.	1,404	3,930,560
Ipsen SA	1,672	206,448
Kering SA	3,300	855,468
Klepierre SA	9,538	283,291
La Francaise des Jeux SACA*	4,517	171,719
Legrand SA	11,625	1,190,261
L'Oreal SA	10,646	3,929,978
LVMH Moet Hennessy Louis Vuitton SE	12,194	8,785,967
Orange SA	82,546	886,779
Pernod Ricard SA	8,984	1,020,081
Publicis Groupe SA	10,146	1,075,486
Renault SA	8,521	438,511
Rexel SA	9,915	262,434
Safran SA	16,100	4,000,213
Sanofi SA	50,627	5,491,532
Sartorius Stedim Biotech	1,294	297,430
Schneider Electric SE	24,242	6,130,092
SEB SA	1,104	103,851
Societe Generale SA	31,931	1,033,462
Sodexo SA	3,922	289,565
Teleperformance SE	2,423	226,396
Thales SA	4,108	664,709
TotalEnergies SE	95,662	5,556,612
Veolia Environnement SA	31,192	888,964
Vinci SA	22,176	2,392,834
		77,933,580
Germany — 8.6%
adidas AG	7,182	1,896,811
Allianz SE	17,365	5,659,418
BASF SE	39,566	1,911,479
Bayer AG	43,552	977,065
Bayerische Motoren Werke AG	12,851	1,049,780
Bayerische Motoren Werke AG (Preference Shares)	2,481	189,422
Bechtle AG	3,631	122,350
Beiersdorf AG	4,398	588,100
Brenntag SE	5,761	362,707
Carl Zeiss Meditec AG	1,784	109,021
Commerzbank AG	42,014	814,724
Continental AG	4,876	347,365
Covestro AG*†	7,960	470,586
CTS Eventim AG & Co. KGaA	2,766	271,027
Daimler Truck Holding AG	21,889	968,438
Security Description	Shares or Principal Amount	Value

Germany (continued)
Delivery Hero SE*†	8,274	$ 215,508
Deutsche Bank AG	84,005	1,649,717
Deutsche Boerse AG	8,347	2,062,805
Deutsche Lufthansa AG	26,599	172,649
Deutsche Post AG	45,217	1,631,763
Deutsche Telekom AG	154,738	5,189,601
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	5,048	322,793
E.ON SE	99,528	1,179,210
Evonik Industries AG	11,362	213,489
Fresenius Medical Care AG	9,105	453,709
Fresenius SE & Co. KGaA†	18,727	718,185
GEA Group AG	6,876	363,924
Hannover Rueck SE	2,673	705,434
Heidelberg Materials AG	6,053	854,477
Henkel AG & Co. KGaA	4,607	355,839
Henkel AG & Co. KGaA (Preference Shares)	7,503	656,038
Infineon Technologies AG	57,893	1,918,524
Knorr-Bremse AG	3,216	255,387
LEG Immobilien SE	3,301	273,356
Mercedes-Benz Group AG	33,199	2,029,820
Merck KGaA	5,729	869,780
MTU Aero Engines AG	2,386	817,930
Muenchener Rueckversicherungs-Gesellschaft AG	5,930	3,212,570
Nemetschek SE	2,560	306,687
Porsche Automobil Holding SE (Preference Shares)	6,788	268,886
Puma SE	4,680	146,315
Rational AG	227	201,262
Rheinmetall AG	1,931	1,512,957
RWE AG	28,029	869,172
SAP SE	46,291	12,863,403
Sartorius AG (Preference Shares)	1,162	337,213
Scout24 SE*	3,325	323,277
Siemens AG	33,691	7,246,275
Siemens Energy AG†	28,347	1,701,233
Siemens Healthineers AG*	12,501	712,206
Symrise AG	5,886	602,522
Talanx AG	2,862	243,821
Volkswagen AG (Preference Shares)	9,141	936,917
Vonovia SE	32,830	1,008,271
Zalando SE*†	9,944	371,549
		71,512,767
Hong Kong — 1.6%
AIA Group, Ltd.	484,600	3,408,620
BOC Hong Kong Holdings, Ltd.	164,000	531,902
CK Asset Holdings, Ltd.	85,500	356,686
CK Hutchison Holdings, Ltd.	119,000	598,122
CLP Holdings, Ltd.	73,000	606,759
Futu Holdings, Ltd. ADR	2,486	240,272
Galaxy Entertainment Group, Ltd.	97,000	414,668
Hang Seng Bank, Ltd.	33,400	417,990
Henderson Land Development Co., Ltd.	64,349	177,576
HKT Trust & HKT, Ltd.	168,000	206,572
Hong Kong & China Gas Co., Ltd.	495,967	380,132
Hong Kong Exchanges & Clearing, Ltd.	53,400	2,074,510
Link REIT	114,240	470,992
MTR Corp., Ltd.	69,000	215,926
Power Assets Holdings, Ltd.	61,500	397,361
Sino Land Co., Ltd.	172,000	164,902
SITC International Holdings Co., Ltd.	59,000	140,810
Sun Hung Kai Properties, Ltd.	64,000	573,734
Swire Pacific, Ltd., Class A	18,000	155,820
Techtronic Industries Co., Ltd.	61,000	819,332

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
WH Group, Ltd.*	369,500	$ 288,207
Wharf Holdings, Ltd.	47,000	114,712
Wharf Real Estate Investment Co., Ltd.	74,000	183,799
		12,939,404
Ireland — 0.4%
AIB Group PLC	82,586	486,950
Bank of Ireland Group PLC	44,518	441,408
DCC PLC	4,383	303,467
James Hardie Industries PLC CDI†	19,038	641,625
Kerry Group PLC, Class A	6,788	696,084
Kingspan Group PLC	6,853	475,933
		3,045,467
Isle of Man — 0.0%
Entain PLC	26,924	234,715
Israel — 0.9%
Azrieli Group, Ltd.	1,881	156,029
Bank Hapoalim BM	56,041	719,375
Bank Leumi Le-Israel BM	66,841	836,774
Check Point Software Technologies, Ltd.†	3,900	850,278
CyberArk Software, Ltd.†	1,913	709,685
Elbit Systems, Ltd.	1,183	357,051
Global-e Online, Ltd.†	4,442	266,031
ICL Group, Ltd.	34,318	203,933
Israel Discount Bank, Ltd., Class A	54,838	401,078
Mizrahi Tefahot Bank, Ltd.	6,873	327,266
Monday.com, Ltd.†	1,660	424,064
Nice, Ltd.†	2,787	464,730
Teva Pharmaceutical Industries, Ltd. ADR†	50,223	890,454
Wix.com, Ltd.†	2,343	559,719
		7,166,467
Italy — 2.1%
Amplifon SpA	5,520	146,797
Banco BPM SpA	57,094	503,870
BPER Banca SpA	44,115	301,397
DiaSorin SpA	992	106,460
Enel SpA	360,558	2,561,018
Eni SpA	101,923	1,436,485
FinecoBank Banca Fineco SpA	27,086	515,627
Generali	41,744	1,323,245
Infrastrutture Wireless Italiane SpA*	14,898	154,859
Intesa Sanpaolo SpA	648,393	2,815,290
Leonardo SpA	17,941	562,715
Mediobanca Banca di Credito Finanziario SpA	22,155	361,495
Moncler SpA	10,355	650,859
Nexi SpA*†	22,821	116,087
Poste Italiane SpA*	20,265	307,699
Prysmian SpA	12,453	866,565
Recordati Industria Chimica e Farmaceutica SpA	4,635	282,514
Snam SpA	89,394	412,938
Telecom Italia SpA†	441,719	121,502
Terna - Rete Elettrica Nazionale	62,373	514,638
UniCredit SpA	65,312	3,003,184
Unipol Assicurazioni SpA	17,493	237,533
		17,302,777
Japan — 20.2%
Advantest Corp.	34,000	1,899,948
Aeon Co., Ltd.	29,000	705,951
AGC, Inc.	8,700	251,236
Security Description	Shares or Principal Amount	Value

Japan (continued)
Aisin Corp.	23,300	$ 263,475
Ajinomoto Co., Inc.	20,600	826,643
ANA Holdings, Inc.	7,100	133,142
Asahi Group Holdings, Ltd.	64,000	693,231
Asahi Kasei Corp.	55,600	377,145
Asics Corp.	30,300	676,535
Astellas Pharma, Inc.	80,200	780,904
Bandai Namco Holdings, Inc.	26,300	655,362
Bridgestone Corp.	25,300	907,805
Brother Industries, Ltd.	10,300	181,294
Canon, Inc.	41,400	1,333,384
Capcom Co., Ltd.	15,400	351,248
Central Japan Railway Co.	34,200	635,347
Chiba Bank, Ltd.	25,300	215,521
Chubu Electric Power Co., Inc.	28,600	297,707
Chugai Pharmaceutical Co., Ltd.	29,800	1,287,301
Concordia Financial Group, Ltd.	46,600	270,758
Dai Nippon Printing Co., Ltd.	17,200	253,866
Daifuku Co., Ltd.	14,350	298,803
Dai-ichi Life Holdings, Inc.	40,100	1,095,604
Daiichi Sankyo Co., Ltd.	77,700	2,135,722
Daikin Industries, Ltd.	11,700	1,378,554
Daito Trust Construction Co., Ltd.	2,600	278,362
Daiwa House Industry Co., Ltd.	26,300	827,553
Daiwa Securities Group, Inc.	59,100	428,745
Denso Corp.	83,800	1,157,804
Dentsu Group, Inc.	8,800	204,237
Disco Corp.	4,100	1,193,556
East Japan Railway Co.	40,200	717,241
Eisai Co., Ltd.	11,200	332,669
ENEOS Holdings, Inc.	120,950	609,078
FANUC Corp.	41,900	1,250,485
Fast Retailing Co., Ltd.	8,500	2,779,522
Fuji Electric Co., Ltd.	5,900	280,947
FUJIFILM Holdings Corp.	49,600	1,095,205
Fujikura, Ltd.	11,100	446,644
Fujitsu, Ltd.	73,400	1,419,400
Hankyu Hanshin Holdings, Inc.	10,100	256,800
Hikari Tsushin, Inc.	800	183,272
Hitachi Construction Machinery Co., Ltd.	4,800	114,861
Hitachi, Ltd.	205,500	5,184,922
Honda Motor Co., Ltd.	198,900	1,884,661
Hoshizaki Corp.	4,800	177,597
Hoya Corp.	15,400	2,070,324
Hulic Co., Ltd.	17,000	149,892
Idemitsu Kosan Co., Ltd.	40,080	267,278
Inpex Corp.	39,100	470,488
Isuzu Motors, Ltd.	25,000	335,517
ITOCHU Corp.	52,700	2,429,531
Japan Airlines Co., Ltd.	6,400	105,261
Japan Exchange Group, Inc.	44,000	465,686
Japan Post Bank Co., Ltd.	64,100	662,495
Japan Post Holdings Co., Ltd.	85,300	891,299
Japan Post Insurance Co., Ltd.	8,500	165,377
Japan Real Estate Investment Corp.	285	200,798
Japan Tobacco, Inc.	53,200	1,357,753
JFE Holdings, Inc.	25,500	295,174
Kajima Corp.	17,600	312,908
Kansai Electric Power Co., Inc.	31,200	345,084
Kao Corp.	20,600	819,291
Kawasaki Kisen Kaisha, Ltd.	16,500	210,117
KDDI Corp.	68,000	2,268,339
Keyence Corp.	8,600	3,708,976

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Kikkoman Corp.	30,100	$ 314,636
Kirin Holdings Co., Ltd.	34,400	434,886
Kobe Bussan Co., Ltd.	6,624	151,256
Kokusai Electric Corp.	6,800	105,755
Komatsu, Ltd.	38,800	1,189,631
Konami Group Corp.	4,400	404,037
Kubota Corp.	41,700	522,222
Kyocera Corp.	56,900	586,879
Kyowa Kirin Co., Ltd.	10,800	161,142
Lasertec Corp.	3,565	372,915
LY Corp.	126,800	370,717
M3, Inc.	19,600	178,375
Makita Corp.	10,500	311,049
Marubeni Corp.	63,200	945,464
MatsukiyoCocokara & Co.	14,700	217,429
McDonald's Holdings Co. Japan, Ltd.	3,800	143,442
MEIJI Holdings Co., Ltd.	10,400	209,426
Minebea Mitsumi, Inc.	16,100	258,830
Mitsubishi Chemical Group Corp.	60,100	306,598
Mitsubishi Corp.	148,200	2,367,716
Mitsubishi Electric Corp.	84,300	1,388,483
Mitsubishi Estate Co., Ltd.	47,900	696,105
Mitsubishi HC Capital, Inc.	39,000	259,609
Mitsubishi Heavy Industries, Ltd.	142,100	2,091,907
Mitsubishi UFJ Financial Group, Inc.	492,200	6,231,692
Mitsui & Co., Ltd.	111,900	2,213,634
Mitsui Chemicals, Inc.	7,600	166,664
Mitsui Fudosan Co., Ltd.	118,400	1,068,948
Mitsui OSK Lines, Ltd.	15,300	522,135
Mizuho Financial Group, Inc.	106,980	2,943,196
MonotaRO Co., Ltd.	11,100	191,782
MS&AD Insurance Group Holdings, Inc.	57,000	1,187,159
Murata Manufacturing Co., Ltd.	75,000	1,185,354
NEC Corp.	10,900	1,080,943
Nexon Co., Ltd.	14,900	193,668
NIDEC Corp.	37,000	638,525
Nintendo Co., Ltd.	46,000	3,018,542
Nippon Building Fund, Inc.	339	270,132
Nippon Paint Holdings Co., Ltd.	42,000	265,275
Nippon Sanso Holdings Corp.	7,700	217,936
Nippon Steel Corp.	40,200	834,666
Nippon Telegraph & Telephone Corp.	1,324,700	1,302,651
Nippon Yusen KK	19,400	609,007
Nissan Motor Co., Ltd.	98,800	270,066
Nissin Foods Holdings Co., Ltd.	8,900	198,561
Nitori Holdings Co., Ltd.	3,500	411,158
Nitto Denko Corp.	31,300	554,123
Nomura Holdings, Inc.	133,200	868,149
Nomura Research Institute, Ltd.	16,700	565,527
NTT Data Group Corp.	28,000	543,471
Obayashi Corp.	28,800	386,862
Obic Co., Ltd.	14,300	425,841
Olympus Corp.	52,200	792,811
Omron Corp.	7,800	256,848
Ono Pharmaceutical Co., Ltd.	16,600	172,613
Oracle Corp. Japan	1,700	154,763
Oriental Land Co., Ltd.	48,400	1,089,162
ORIX Corp.	51,200	1,082,297
Osaka Gas Co., Ltd.	16,100	316,385
Otsuka Corp.	10,100	227,802
Otsuka Holdings Co., Ltd.	19,800	1,034,568
Pan Pacific International Holdings Corp.	16,900	469,917
Security Description	Shares or Principal Amount	Value

Japan (continued)
Panasonic Holdings Corp.	103,400	$ 1,063,614
Rakuten Group, Inc.†	66,700	420,210
Recruit Holdings Co., Ltd.	62,200	4,348,547
Renesas Electronics Corp.†	74,579	1,004,224
Resona Holdings, Inc.	92,700	687,725
Ricoh Co., Ltd.	23,400	268,088
SBI Holdings, Inc.	12,100	349,318
SCREEN Holdings Co., Ltd.	3,600	251,429
SCSK Corp.	6,906	152,968
Secom Co., Ltd.	18,600	624,713
Seiko Epson Corp.	12,800	231,146
Sekisui Chemical Co., Ltd.	16,700	277,547
Sekisui House, Ltd.	26,400	607,348
Seven & i Holdings Co., Ltd.	98,100	1,556,668
SG Holdings Co., Ltd.	14,200	133,808
Shimadzu Corp.	10,500	304,805
Shimano, Inc.	3,400	478,923
Shin-Etsu Chemical Co., Ltd.	79,900	2,493,631
Shionogi & Co., Ltd.	33,500	493,080
Shiseido Co., Ltd.	17,700	295,812
Shizuoka Financial Group, Inc.	19,300	172,162
SMC Corp.	2,500	942,986
SoftBank Corp.	1,268,100	1,633,360
SoftBank Group Corp.	42,400	2,596,832
Sompo Holdings, Inc.	39,500	1,099,623
Sony Group Corp.	276,800	6,104,147
Subaru Corp.	26,000	452,421
Sumitomo Corp.	48,300	1,041,793
Sumitomo Electric Industries, Ltd.	31,700	590,713
Sumitomo Metal Mining Co., Ltd.	11,000	253,429
Sumitomo Mitsui Financial Group, Inc.	165,300	4,090,015
Sumitomo Mitsui Trust Group, Inc.	28,800	717,394
Sumitomo Realty & Development Co., Ltd.	13,700	473,448
Suntory Beverage & Food, Ltd.	6,200	192,589
Suzuki Motor Corp.	69,700	830,407
Sysmex Corp.	22,300	426,568
T&D Holdings, Inc.	21,700	412,805
Taisei Corp.	7,300	306,250
Takeda Pharmaceutical Co., Ltd.	70,500	1,894,624
TDK Corp.	86,200	1,038,446
Terumo Corp.	59,500	1,117,979
TIS, Inc.	9,415	208,040
Toho Co., Ltd.	5,000	225,270
Tokio Marine Holdings, Inc.	83,300	2,751,190
Tokyo Electric Power Co. Holdings, Inc.†	67,700	177,657
Tokyo Electron, Ltd.	19,900	3,378,640
Tokyo Gas Co., Ltd.	15,100	427,202
Tokyu Corp.	23,500	268,250
Toppan Holdings, Inc.	10,600	297,234
Toray Industries, Inc.	61,500	426,391
TOTO, Ltd.	6,300	154,126
Toyota Industries Corp.	7,200	600,464
Toyota Motor Corp.	455,100	8,671,868
Toyota Tsusho Corp.	28,200	476,420
Trend Micro, Inc.†	5,600	332,023
Unicharm Corp.	49,500	388,213
West Japan Railway Co.	19,500	358,961
Yakult Honsha Co., Ltd.	11,400	208,296
Yamaha Motor Co., Ltd.	40,900	341,752
Yaskawa Electric Corp.	10,000	290,748
Yokogawa Electric Corp.	10,100	221,561

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Zensho Holdings Co., Ltd.	4,300	$ 237,287
ZOZO, Inc.	6,000	196,801
		167,282,966
Jersey — 0.6%
CVC Capital Partners PLC*†	9,425	221,483
Experian PLC	40,767	2,021,497
Glencore PLC	459,738	1,995,833
WPP PLC	47,813	455,975
		4,694,788
Luxembourg — 0.6%
ArcelorMittal SA	20,793	515,919
Eurofins Scientific SE	5,988	320,490
InPost SA†	9,974	163,501
Spotify Technology SA†	6,791	3,725,203
Tenaris SA	18,041	341,875
		5,066,988
Macau — 0.0%
Sands China, Ltd.†	107,600	257,112
Netherlands — 5.4%
ABN AMRO Bank NV CVA*	20,311	340,844
Adyen NV*†	964	1,562,886
AerCap Holdings NV	8,614	823,498
Airbus SE	26,342	4,552,024
Akzo Nobel NV	7,571	430,039
Argenx SE†	2,651	1,746,197
ASM International NV	2,082	1,196,939
ASML Holding NV	17,714	13,140,924
ASR Nederland NV	7,026	346,464
BE Semiconductor Industries NV	3,417	440,490
Davide Campari-Milano NV	27,291	158,244
Euronext NV*	3,466	402,032
EXOR NV	4,408	418,198
Ferrari NV	5,588	2,404,850
Ferrovial SE	21,097	903,667
Heineken Holding NV	5,746	345,758
Heineken NV	12,767	887,373
IMCD NV	2,526	395,166
ING Groep NV	146,442	2,437,415
JDE Peet's NV	5,402	94,152
Koninklijke Ahold Delhaize NV	41,199	1,459,179
Koninklijke KPN NV	172,399	623,716
Koninklijke Philips NV†	35,418	975,123
NN Group NV	12,003	551,653
Prosus NV	60,645	2,316,280
QIAGEN NV	9,562	425,931
Randstad NV	4,811	207,500
Stellantis NV	87,112	1,160,957
STMicroelectronics NV	30,298	681,881
Universal Music Group NV	36,492	1,017,189
Wolters Kluwer NV	10,574	1,923,583
		44,370,152
New Zealand — 0.3%
Auckland International Airport, Ltd.	67,095	326,974
Fisher & Paykel Healthcare Corp., Ltd.	25,983	550,146
Infratil, Ltd.	40,705	257,223
Mercury NZ, Ltd.	31,020	110,492
Security Description	Shares or Principal Amount	Value

New Zealand (continued)
Meridian Energy, Ltd.	57,781	$ 192,323
Xero, Ltd.†	6,432	727,685
		2,164,843
Norway — 0.5%
Aker BP ASA	14,009	292,733
DNB Bank ASA	39,699	844,483
Equinor ASA	37,142	893,704
Gjensidige Forsikring ASA	8,866	181,633
Kongsberg Gruppen ASA	3,899	462,839
Mowi ASA	20,631	413,985
Norsk Hydro ASA	62,343	365,955
Orkla ASA	31,076	288,602
Salmar ASA	2,927	154,880
Telenor ASA	27,297	333,697
Yara International ASA	7,340	219,017
		4,451,528
Portugal — 0.1%
EDP SA	139,111	437,515
Galp Energia SGPS SA	20,603	344,769
Jeronimo Martins SGPS SA	12,554	247,497
		1,029,781
Singapore — 1.5%
CapitaLand Ascendas REIT	165,679	314,803
CapitaLand Integrated Commercial Trust	258,379	369,619
CapitaLand Investment, Ltd.	103,800	187,193
DBS Group Holdings, Ltd.	88,340	2,896,978
Genting Singapore, Ltd.	268,100	148,919
Grab Holdings, Ltd., Class A†	93,675	429,032
Keppel, Ltd.	64,600	321,382
Oversea-Chinese Banking Corp., Ltd.	150,100	1,920,676
Sea, Ltd. ADR†	16,410	1,998,574
Sembcorp Industries, Ltd.	39,644	162,305
Singapore Airlines, Ltd.	65,950	308,015
Singapore Exchange, Ltd.	38,000	342,849
Singapore Technologies Engineering, Ltd.	69,200	246,321
Singapore Telecommunications, Ltd.	329,400	805,109
United Overseas Bank, Ltd.	56,000	1,543,235
Wilmar International, Ltd.	85,200	195,063
Yangzijiang Shipbuilding Holdings, Ltd.	114,500	256,617
		12,446,690
Spain — 2.4%
Acciona SA	1,094	123,515
ACS Actividades de Construccion y Servicios SA	7,828	399,434
Aena SME SA*	3,325	716,538
Amadeus IT Group SA	19,971	1,468,109
Banco Bilbao Vizcaya Argentaria SA	255,491	2,910,584
Banco de Sabadell SA	241,170	568,811
Banco Santander SA	686,874	3,523,589
CaixaBank SA	177,210	1,075,900
Cellnex Telecom SA*	23,489	785,334
EDP Renovaveis SA	13,829	129,117
Endesa SA	14,081	311,852
Grifols SA†	13,223	113,603
Iberdrola SA	268,026	3,787,686
Iberdrola SA (Interim Shares)†	4,621	65,305
Industria de Diseno Textil SA	48,357	2,635,800
Redeia Corp. SA	17,990	302,707

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Repsol SA	52,195	$ 605,295
Telefonica SA	175,954	718,312
		20,241,491
SupraNational — 0.0%
Unibail-Rodamco-Westfield	5,251	438,731
Sweden — 2.9%
AddTech AB, Class B	11,522	335,218
Alfa Laval AB	12,826	570,780
Assa Abloy AB, Class B	44,433	1,356,009
Atlas Copco AB, Class A	119,075	1,994,821
Atlas Copco AB, Class B	69,195	1,031,874
Beijer Ref AB	17,063	253,572
Boliden AB	12,125	361,651
Epiroc AB, Class A	29,214	554,494
Epiroc AB, Class B	17,288	287,478
EQT AB	16,506	540,284
Essity AB, Class B	27,034	684,307
Evolution AB*	7,513	574,574
Fastighets AB Balder, Class B†	29,381	209,360
Getinge AB, Class B	10,140	198,547
H & M Hennes & Mauritz AB, Class B	25,111	333,222
Hexagon AB, Class B	92,039	1,065,480
Holmen AB, Class B	3,379	127,985
Industrivarden AB, Class A	5,388	190,800
Industrivarden AB, Class C	7,114	251,406
Indutrade AB	12,113	333,433
Investment AB Latour, Class B	6,564	171,652
Investor AB, Class B	76,729	2,184,087
L E Lundbergforetagen AB, Class B	3,369	162,101
Lifco AB, Class B	10,334	339,159
Nibe Industrier AB, Class B	67,183	268,789
Saab AB, Class B	14,199	306,727
Sagax AB, Class B	9,742	212,551
Sandvik AB	47,267	973,924
Securitas AB, Class B	21,802	277,076
Skandinaviska Enskilda Banken AB, Class A	70,347	991,671
Skanska AB, Class B	15,085	322,947
SKF AB, Class B	15,112	304,277
Svenska Cellulosa AB SCA, Class B	26,885	369,846
Svenska Handelsbanken AB, Class A	64,660	713,115
Swedbank AB, Class A	37,637	817,880
Swedish Orphan Biovitrum AB†	8,680	262,324
Tele2 AB, Class B	24,232	269,309
Telefonaktiebolaget LM Ericsson, Class B	123,144	928,048
Telia Co. AB	104,588	306,982
Trelleborg AB, Class B	9,444	354,487
Volvo AB, Class A	8,878	244,640
Volvo AB, Class B	70,417	1,943,553
		23,980,440
Switzerland — 9.0%
ABB, Ltd.	70,110	3,826,720
Adecco Group AG	7,466	177,668
Alcon AG	22,152	2,028,232
Avolta AG	4,059	184,509
Bachem Holding AG	1,496	95,465
Baloise Holding AG	1,929	351,932
Banque Cantonale Vaudoise	1,335	134,630
Barry Callebaut AG	158	173,766
BKW AG	936	159,525
Chocoladefabriken Lindt & Spruengli AG	5	565,702
Security Description	Shares or Principal Amount	Value

Switzerland (continued)
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	44	$ 505,266
Cie Financiere Richemont SA, Class A	23,831	4,568,247
Clariant AG	9,565	107,830
Coca-Cola HBC AG	9,630	335,515
DSM-Firmenich AG	8,244	843,403
EMS-Chemie Holding AG	311	220,317
Galderma Group AG†	3,691	448,134
Geberit AG	1,482	828,583
Givaudan SA	409	1,783,805
Helvetia Holding AG	1,645	286,215
Holcim AG	23,106	2,322,459
Julius Baer Group, Ltd.	9,132	641,317
Kuehne & Nagel International AG	2,141	487,297
Logitech International SA	6,742	672,225
Lonza Group AG	3,202	2,034,961
Nestle SA	116,147	9,875,746
Novartis AG	87,373	9,157,201
Partners Group Holding AG	1,006	1,529,620
Roche Holding AG	31,145	9,779,703
Roche Holding AG (BR)	1,419	470,478
Sandoz Group AG	18,151	868,801
Schindler Holding AG	1,041	293,003
Schindler Holding AG (Participation Certificate)	1,805	521,382
SGS SA	6,721	651,840
SIG Group AG	13,557	294,789
Sika AG	6,758	1,716,437
Sonova Holding AG	2,247	786,383
Straumann Holding AG	4,948	700,876
Swatch Group AG	1,283	236,229
Swiss Life Holding AG	1,273	1,041,544
Swiss Prime Site AG	3,427	391,515
Swiss Re AG	13,371	2,039,037
Swisscom AG	1,148	644,979
Temenos AG	2,499	211,350
UBS Group AG	145,803	5,148,048
VAT Group AG*	1,197	461,964
Zurich Insurance Group AG	6,488	3,934,275
		74,538,923
United Kingdom — 12.9%
3i Group PLC	43,151	2,077,921
Admiral Group PLC	11,542	386,091
Anglo American PLC	56,331	1,658,315
Antofagasta PLC	17,481	372,647
Ashtead Group PLC	19,386	1,268,873
Associated British Foods PLC	14,800	348,059
AstraZeneca PLC	68,726	9,677,030
Auto Trader Group PLC*	39,670	388,693
Aviva PLC	118,678	756,540
BAE Systems PLC	133,973	2,027,374
Barclays PLC	644,272	2,357,882
Barratt Redrow PLC	61,104	342,114
Berkeley Group Holdings PLC	4,529	217,605
BP PLC	716,997	3,719,729
British American Tobacco PLC	88,321	3,498,858
BT Group PLC	286,858	503,458
Bunzl PLC	14,893	636,340
Centrica PLC	228,593	403,869
Coca-Cola Europacific Partners PLC	9,184	721,403
Compass Group PLC	75,224	2,597,395
Croda International PLC	5,881	243,337
Diageo PLC	98,640	2,954,494

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Endeavour Mining PLC	8,122	$ 164,410
GSK PLC	183,755	3,211,866
Haleon PLC	341,142	1,589,572
Halma PLC	16,830	629,596
Hargreaves Lansdown PLC	15,770	215,599
Hikma Pharmaceuticals PLC	7,377	209,540
HSBC Holdings PLC	807,038	8,418,644
Imperial Brands PLC	35,563	1,199,935
Informa PLC	58,971	630,896
InterContinental Hotels Group PLC	7,059	944,791
Intertek Group PLC	7,155	451,746
J Sainsbury PLC	78,375	246,709
JD Sports Fashion PLC	114,886	126,820
Kingfisher PLC	80,897	246,199
Land Securities Group PLC	31,372	226,693
Legal & General Group PLC	261,431	782,844
Lloyds Banking Group PLC	2,718,983	2,087,626
London Stock Exchange Group PLC	21,197	3,157,132
M&G PLC	100,250	258,557
Marks & Spencer Group PLC	90,924	377,315
Melrose Industries PLC	57,169	432,667
Mondi PLC	19,568	304,394
National Grid PLC	216,599	2,633,644
NatWest Group PLC	312,948	1,671,620
Next PLC	5,281	650,090
Pearson PLC	26,580	441,710
Persimmon PLC	14,181	221,323
Phoenix Group Holdings PLC	31,081	200,543
Prudential PLC	119,505	999,154
Reckitt Benckiser Group PLC	30,644	2,019,100
RELX PLC	82,597	4,107,276
Rentokil Initial PLC	111,915	551,979
Rio Tinto PLC	49,981	3,017,573
Rolls-Royce Holdings PLC†	377,029	2,824,393
Sage Group PLC	44,542	741,944
Schroders PLC	35,732	155,970
Segro PLC	56,975	505,629
Severn Trent PLC	11,976	374,539
Shell PLC	275,030	9,023,055
Smith & Nephew PLC	38,762	494,324
Smiths Group PLC	15,275	389,479
Spirax Group PLC	3,263	325,424
SSE PLC	48,950	988,261
Standard Chartered PLC	93,154	1,257,753
Taylor Wimpey PLC	156,929	232,325
Tesco PLC	303,758	1,398,230
Unilever PLC	110,051	6,308,494
United Utilities Group PLC	30,229	382,712
Vodafone Group PLC	984,922	840,511
Whitbread PLC	7,955	275,898
Wise PLC, Class A†	29,535	407,126
		106,511,657
Total Common Stocks (cost $587,779,230)		746,738,220
Security Description	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES — 3.4%
United States — 3.4%
iShares MSCI EAFE ETF (cost $28,241,125)	355,000	$ 28,130,200
RIGHTS — 0.0%
Spain — 0.0%
ACS Actividades de Construccion y Servicios SA 02/07/2025† (cost $3,702)	7,828	3,865
Total Long-Term Investment Securities (cost $616,024,057)		774,872,285
SHORT-TERM INVESTMENTS — 0.2%
U.S. Government — 0.2%
United States Treasury Bills
4.20%, 05/13/2025(1)	$ 610,000	602,976
4.37%, 02/25/2025(1)	530,000	528,624
4.38%, 03/04/2025 to 03/18/2025(1)	670,000	667,217
4.47%, 02/11/2025(1)	300,000	299,717
Total Short-Term Investments (cost $2,097,859)		2,098,534
REPURCHASE AGREEMENTS — 5.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 01/31/2025, to be repurchased 02/03/2025 in the amount of $48,821,942 and collateralized by $48,959,000 of United States Treasury Notes bearing interest at 4.13% due 02/15/2027 and having an approximate value of $49,792,762 (cost $48,816,410)	48,816,410	48,816,410
TOTAL INVESTMENTS (cost $666,938,326)(2)	99.7%	825,787,229
Other assets less liabilities	0.3	2,444,944
NET ASSETS	100.0%	$828,232,173
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA International Index Portfolio has no right to demand registration of these securities. At January 31, 2025, the aggregate value of these securities was $9,386,339 representing 1.1% of net assets.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BR—Bearer Shares
CDI—CHESS Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)
ETF—Exchange Traded Fund

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
454	Long	MSCI EAFE Index	March 2025	$52,005,364	$53,810,350	$1,804,986
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Banks	12.4%
Pharmaceuticals	7.8
Repurchase Agreements	5.9
Insurance	4.9
Unaffiliated Investment Companies	3.4
Oil & Gas	3.3
Food	3.1
Semiconductors	3.1
Auto Manufacturers	2.8
Commercial Services	2.8
Telecommunications	2.6
Software	2.5
Electric	2.3
Retail	2.3
Aerospace/Defense	2.2
Chemicals	2.2
Mining	2.1
Apparel	2.0
Healthcare-Products	2.0
Cosmetics/Personal Care	1.9
Diversified Financial Services	1.9
Machinery-Construction & Mining	1.7
Machinery-Diversified	1.7
Internet	1.7
Electronics	1.6
Distribution/Wholesale	1.4
Building Materials	1.4
Beverages	1.3
Miscellaneous Manufacturing	1.3
Computers	1.1
Electrical Components & Equipment	1.1
Transportation	1.0
Engineering & Construction	0.8
Home Furnishings	0.8
Biotechnology	0.8
Real Estate	0.7
Agriculture	0.7
REITS	0.6
Private Equity	0.6
Auto Parts & Equipment	0.5
Toys/Games/Hobbies	0.5
Entertainment	0.4
Healthcare-Services	0.4
Investment Companies	0.4
Household Products/Wares	0.4
Iron/Steel	0.3
Food Service	0.3
Lodging	0.3
Leisure Time	0.3
Home Builders	0.2
Hand/Machine Tools	0.2
Short-Term Investments	0.2
Metal Fabricate/Hardware	0.2
Office/Business Equipment	0.2
Advertising	0.2
Gas	0.2
Media	0.2

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Industry Allocation*(continued)
Water	0.1%
Forest Products & Paper	0.1
Shipbuilding	0.1
Energy-Alternate Sources	0.1
Packaging & Containers	0.1
99.7%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Hong Kong	$240,272	$12,699,132	$—	$12,939,404
Israel	3,700,231	3,466,236	—	7,166,467
Luxembourg	3,725,203	1,341,785	—	5,066,988
Netherlands	823,498	43,546,654	—	44,370,152
Singapore	2,427,606	10,019,084	—	12,446,690
United Kingdom	721,403	105,790,254	—	106,511,657
Other Countries	—	558,236,862	—	558,236,862
Unaffiliated Investment Companies	28,130,200	—	—	28,130,200
Rights	3,865	—	—	3,865
Short-Term Investments	—	2,098,534	—	2,098,534
Repurchase Agreements	—	48,816,410	—	48,816,410
Total Investments at Value	$39,772,278	$786,014,951	$—	$825,787,229
Other Financial Instruments:†
Futures Contracts	$1,804,986	$—	$—	$1,804,986
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.3%
Aerospace/Defense — 1.1%
Loar Holdings, Inc.†	11,115	$ 883,420
Moog, Inc., Class A	12,448	2,261,304
		3,144,724
Banks — 2.1%
Bancorp, Inc.†	48,308	2,949,687
Western Alliance Bancorp	35,028	3,077,910
		6,027,597
Biotechnology — 5.1%
ADMA Biologics, Inc.†	147,466	2,381,576
Blueprint Medicines Corp.†	19,917	2,241,260
Insmed, Inc.†	29,272	2,241,650
Intra-Cellular Therapies, Inc.†	35,942	4,567,509
Vericel Corp.†	46,659	2,731,418
Viking Therapeutics, Inc.†	22,667	742,344
		14,905,757
Building Materials — 2.5%
AAON, Inc.	12,825	1,492,573
AZEK Co., Inc.†	48,897	2,504,993
Eagle Materials, Inc.	12,644	3,246,221
		7,243,787
Chemicals — 1.2%
Element Solutions, Inc.	130,913	3,378,865
Commercial Services — 2.8%
Bright Horizons Family Solutions, Inc.†	20,608	2,526,541
CBIZ, Inc.†	30,129	2,585,370
Stride, Inc.†	22,806	3,076,529
		8,188,440
Computers — 2.7%
CyberArk Software, Ltd.†	7,671	2,845,787
Lumentum Holdings, Inc.†	32,132	2,733,148
PAR Technology Corp.†	32,447	2,355,328
		7,934,263
Cosmetics/Personal Care — 1.1%
Prestige Consumer Healthcare, Inc.†	41,955	3,220,885
Distribution/Wholesale — 0.3%
SiteOne Landscape Supply, Inc.†	6,414	912,712
Diversified Financial Services — 7.4%
FTAI Aviation, Ltd.	9,046	909,394
Hamilton Lane, Inc., Class A	19,886	3,165,453
Jefferies Financial Group, Inc.	55,895	4,297,767
PennyMac Financial Services, Inc.	26,823	2,808,100
Piper Sandler Cos.	10,106	3,205,017
StepStone Group, Inc., Class A	50,480	3,234,758
TMX Group, Ltd.	132,763	4,108,907
		21,729,396
Electric — 0.8%
Talen Energy Corp.†	10,734	2,380,050
Electrical Components & Equipment — 0.5%
Hammond Power Solutions, Inc.	19,314	1,388,200
Electronics — 3.7%
Celestica, Inc.†	28,597	3,530,872
Coherent Corp.†	29,981	2,712,981
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Itron, Inc.†	21,104	$ 2,265,725
nVent Electric PLC	35,120	2,285,961
		10,795,539
Engineering & Construction — 3.7%
Comfort Systems USA, Inc.	3,576	1,561,818
Construction Partners, Inc., Class A†	37,719	3,032,608
Everus Construction Group, Inc.†	38,120	2,623,037
Fluor Corp.†	47,125	2,271,896
Sterling Infrastructure, Inc.†	10,468	1,490,853
		10,980,212
Environmental Control — 1.4%
Clean Harbors, Inc.†	17,499	4,077,267
Food — 1.0%
Post Holdings, Inc.†	28,925	3,070,678
Healthcare-Products — 10.1%
BioLife Solutions, Inc.†	95,955	2,620,051
Bio-Techne Corp.	32,706	2,405,526
CareDx, Inc.†	24,820	578,306
Glaukos Corp.†	25,625	4,008,775
Inspire Medical Systems, Inc.†	11,789	2,281,172
Integer Holdings Corp.†	20,520	2,918,354
Lantheus Holdings, Inc.†	30,689	2,839,039
Merit Medical Systems, Inc.†	27,953	3,043,523
Repligen Corp.†	14,255	2,369,324
TransMedics Group, Inc.†	19,946	1,347,352
Twist Bioscience Corp.†	63,431	3,321,882
UFP Technologies, Inc.†	7,211	1,980,573
		29,713,877
Healthcare-Services — 3.2%
Encompass Health Corp.	33,480	3,323,559
HealthEquity, Inc.†	26,392	2,914,205
PACS Group, Inc.†	54,604	793,396
Tenet Healthcare Corp.†	17,281	2,434,720
		9,465,880
Home Builders — 1.1%
Cavco Industries, Inc.†	6,416	3,263,434
Home Furnishings — 0.8%
SharkNinja, Inc.†	20,616	2,305,075
Insurance — 0.6%
Root, Inc., Class A†	17,327	1,689,383
Internet — 3.0%
Cargurus, Inc.†	54,763	2,146,710
Maplebear, Inc.†	54,130	2,613,396
Q2 Holdings, Inc.†	43,351	4,125,715
		8,885,821
Iron/Steel — 1.9%
ATI, Inc.†	42,744	2,440,255
Carpenter Technology Corp.	16,858	3,254,605
		5,694,860
Leisure Time — 0.7%
Planet Fitness, Inc., Class A†	20,217	2,186,671
Lodging — 1.4%
Travel & Leisure Co.	27,499	1,494,846
Wyndham Hotels & Resorts, Inc.	23,427	2,460,303
		3,955,149

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Diversified — 2.7%
Applied Industrial Technologies, Inc.	10,959	$ 2,849,669
Esab Corp.	20,939	2,593,086
Zurn Elkay Water Solutions Corp.	61,483	2,424,889
		7,867,644
Metal Fabricate/Hardware — 1.2%
RBC Bearings, Inc.†	9,924	3,460,995
Miscellaneous Manufacturing — 1.8%
Enpro, Inc.	11,808	2,192,746
Federal Signal Corp.	32,761	3,220,734
		5,413,480
Oil & Gas — 1.5%
Permian Resources Corp.	113,924	1,668,987
Range Resources Corp.	41,724	1,545,457
Weatherford International PLC	17,271	1,087,209
		4,301,653
Oil & Gas Services — 1.0%
TechnipFMC PLC	93,563	2,811,568
Pharmaceuticals — 3.0%
Ascendis Pharma A/S ADR†	15,201	1,986,163
BellRing Brands, Inc.†	34,398	2,660,685
Madrigal Pharmaceuticals, Inc.†	5,991	2,005,787
Vaxcyte, Inc.†	25,220	2,227,430
		8,880,065
REITS — 1.3%
EastGroup Properties, Inc.	8,949	1,517,930
Terreno Realty Corp.	35,298	2,309,195
		3,827,125
Retail — 7.7%
Boot Barn Holdings, Inc.†	17,603	2,831,443
Freshpet, Inc.†	23,810	3,808,410
Murphy USA, Inc.	5,018	2,523,602
Ollie's Bargain Outlet Holdings, Inc.†	25,144	2,803,807
RH†	5,791	2,427,066
Shake Shack, Inc., Class A†	25,584	3,022,238
Sweetgreen, Inc., Class A†	64,699	2,129,891
Texas Roadhouse, Inc.	12,981	2,350,859
Wingstop, Inc.	2,628	782,881
		22,680,197
Security Description	Shares or Principal Amount	Value

Semiconductors — 3.4%
Astera Labs, Inc.†	13,016	$ 1,320,083
Impinj, Inc.†	4,955	628,740
MACOM Technology Solutions Holdings, Inc.†	26,197	3,464,553
SiTime Corp.†	13,962	2,851,040
Tower Semiconductor, Ltd.†	37,184	1,817,926
		10,082,342
Software — 13.1%
ACI Worldwide, Inc.†	44,583	2,387,420
Agilysys, Inc.†	17,977	1,621,885
BILL Holdings, Inc.†	35,295	3,415,497
Braze, Inc., Class A†	57,302	2,634,746
Cellebrite DI, Ltd.†	66,597	1,600,992
Clearwater Analytics Holdings, Inc., Class A†	92,404	2,602,096
Descartes Systems Group, Inc.†	21,376	2,475,982
DigitalOcean Holdings, Inc.†	60,439	2,507,010
Intapp, Inc.†	44,008	3,137,330
nCino, Inc.†	78,266	2,661,827
Onestream, Inc.†	23,265	692,832
Pegasystems, Inc.	41,206	4,462,198
Procore Technologies, Inc.†	36,019	2,865,671
SentinelOne, Inc., Class A†	96,864	2,319,893
ServiceTitan, Inc.†	4,371	449,208
Workiva, Inc.†	25,466	2,501,270
		38,335,857
Telecommunications — 0.4%
Harmonic, Inc.†	104,605	1,179,944
Transportation — 1.0%
Saia, Inc.†	6,291	3,020,372
TOTAL INVESTMENTS (cost $222,387,846)(1)	98.3%	288,399,764
Other assets less liabilities	1.7	5,008,273
NET ASSETS	100.0%	$293,408,037
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$288,399,764	$—	$—	$288,399,764
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Janus Focused Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.3%
Aerospace/Defense — 2.6%
Howmet Aerospace, Inc.	91,354	$ 11,563,589
Beverages — 1.8%
Monster Beverage Corp.†	160,897	7,837,293
Biotechnology — 2.9%
Argenx SE ADR†	10,625	6,960,756
Vertex Pharmaceuticals, Inc.†	12,635	5,833,327
		12,794,083
Chemicals — 1.0%
Linde PLC	9,979	4,451,831
Computers — 6.1%
Apple, Inc.	115,452	27,246,672
Diversified Financial Services — 6.5%
Intercontinental Exchange, Inc.	41,652	6,657,239
Mastercard, Inc., Class A	40,372	22,423,820
		29,081,059
Electrical Components & Equipment — 1.5%
Eaton Corp. PLC	20,673	6,748,494
Entertainment — 1.7%
DraftKings, Inc., Class A†	179,949	7,548,861
Healthcare-Products — 1.4%
Danaher Corp.	28,884	6,433,622
Healthcare-Services — 2.9%
UnitedHealth Group, Inc.	23,867	12,947,609
Insurance — 1.5%
Progressive Corp.	26,666	6,571,569
Internet — 27.7%
Alphabet, Inc., Class C	126,112	25,928,627
Amazon.com, Inc.†	163,244	38,799,834
Booking Holdings, Inc.	2,828	13,397,820
DoorDash, Inc., Class A†	31,274	5,905,469
MercadoLibre, Inc.†	4,479	8,609,489
Meta Platforms, Inc., Class A	37,103	25,570,646
Shopify, Inc., Class A†	47,568	5,555,942
		123,767,827
Lodging — 1.3%
Las Vegas Sands Corp.	123,022	5,638,098
Security Description	Shares or Principal Amount	Value

Machinery-Diversified — 1.3%
Deere & Co.	12,092	$ 5,762,564
Pharmaceuticals — 4.5%
Eli Lilly & Co.	15,112	12,257,041
Madrigal Pharmaceuticals, Inc.†	12,722	4,259,326
Vaxcyte, Inc.†	39,597	3,497,207
		20,013,574
Private Equity — 1.9%
Blackstone, Inc.	48,733	8,631,102
REITS — 1.2%
American Tower Corp.	27,843	5,149,563
Semiconductors — 16.5%
ASML Holding NV	9,949	7,355,395
Broadcom, Inc.	72,591	16,062,210
Marvell Technology, Inc.	108,524	12,248,019
NVIDIA Corp.	206,015	24,736,221
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	63,309	13,251,840
		73,653,685
Software — 15.0%
Datadog, Inc., Class A†	44,072	6,289,515
Microsoft Corp.	110,825	45,999,024
Oracle Corp.	86,962	14,788,758
		67,077,297
Total Long-Term Investment Securities (cost $240,405,906)		442,918,392
SHORT-TERM INVESTMENTS — 0.8%
U.S. Government Agency — 0.8%
Federal National Mtg. Assoc.
4.18%, 02/03/2025 (cost $3,799,118)	$3,800,000	3,798,669
TOTAL INVESTMENTS (cost $244,205,024)(1)	100.1%	446,717,061
Other assets less liabilities	(0.1)	(556,797)
NET ASSETS	100.0%	$446,160,264
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$442,918,392	$—	$—	$442,918,392
Short-Term Investments	—	3,798,669	—	3,798,669
Total Investments at Value	$442,918,392	$3,798,669	$—	$446,717,061
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 60.5%
Advertising — 0.1%
Dentsu Group, Inc.	400	$ 9,284
Publicis Groupe SA	438	46,428
Trade Desk, Inc., Class A†	2,756	327,082
WPP PLC	2,074	19,779
		402,573
Aerospace/Defense — 1.4%
Airbus SE	6,044	1,044,432
BAE Systems PLC	5,825	88,148
Dassault Aviation SA	38	8,578
Elbit Systems, Ltd.	45	13,582
General Dynamics Corp.	1,095	281,393
Howmet Aerospace, Inc.	6,711	849,478
Kawasaki Heavy Industries, Ltd.	300	13,588
Leonardo SpA	772	24,214
Melrose Industries PLC	2,354	17,816
MTU Aero Engines AG	99	33,938
Northrop Grumman Corp.	2,207	1,075,405
Rheinmetall AG	83	65,031
Rolls-Royce Holdings PLC†	16,412	122,945
RTX Corp.	2,636	339,912
Saab AB, Class B	691	14,927
Safran SA	8,352	2,075,142
Singapore Technologies Engineering, Ltd.	3,200	11,390
Thales SA	179	28,964
		6,108,883
Agriculture — 0.1%
British American Tobacco PLC	3,825	151,528
Imperial Brands PLC	1,628	54,931
Japan Tobacco, Inc.	2,200	56,148
Philip Morris International, Inc.	2,687	349,847
Wilmar International, Ltd.	3,600	8,242
		620,696
Airlines — 0.0%
ANA Holdings, Inc.	300	5,626
International Consolidated Airlines Group SA	7,076	29,608
Japan Airlines Co., Ltd.	100	1,645
Qantas Airways, Ltd.†	1,541	8,990
Singapore Airlines, Ltd.	3,000	14,011
Southwest Airlines Co.	4,401	135,155
		195,035
Apparel — 0.9%
adidas AG	307	81,081
Asics Corp.	1,400	31,259
Columbia Sportswear Co.	1,354	119,558
Hermes International S.C.A.	65	181,970
Kering SA	137	35,515
LPP SA	2	8,082
LVMH Moet Hennessy Louis Vuitton SE	5,022	3,618,429
		4,075,894
Auto Manufacturers — 1.0%
Bayerische Motoren Werke AG	560	45,746
Bayerische Motoren Werke AG (Preference Shares)	115	8,780
Daimler Truck Holding AG	934	41,323
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	214	13,684
Ferrari NV	217	93,388
Honda Motor Co., Ltd.	9,100	86,226
Isuzu Motors, Ltd.	1,100	14,763
Kia Corp.	4,675	326,744
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
Mercedes-Benz Group AG	1,546	$ 94,524
Nissan Motor Co., Ltd.	4,100	11,207
Stellantis NV	3,905	52,043
Subaru Corp.	1,000	17,401
Suzuki Motor Corp.	3,500	41,699
Tesla, Inc.†	5,544	2,243,102
Toyota Motor Corp.	22,300	424,923
Volkswagen AG (Preference Shares)	388	39,769
Volvo AB, Class A	327	9,011
Volvo AB, Class B	23,045	636,056
		4,200,389
Auto Parts & Equipment — 0.2%
Aisin Corp.	1,000	11,308
Bridgestone Corp.	1,100	39,470
Cie Generale des Etablissements Michelin SCA	10,739	372,338
Continental AG	209	14,889
Denso Corp.	4,200	58,028
Gentex Corp.	3,648	94,556
Niterra Co., Ltd.	400	13,187
Pirelli & C SpA*	516	3,101
Sumitomo Electric Industries, Ltd.	1,500	27,952
Toyota Industries Corp.	300	25,019
		659,848
Banks — 5.1%
ANZ Group Holdings, Ltd.	5,787	109,741
Banca Mediolanum SpA	392	5,284
Banco Bilbao Vizcaya Argentaria SA	11,110	126,567
Banco BPM SpA	2,533	22,354
Banco Santander SA	29,304	150,326
Bank Central Asia Tbk PT	654,800	379,167
Bank Hapoalim BM	2,455	31,514
Bank Leumi Le-Israel BM	2,939	36,793
Bank of America Corp.	41,017	1,899,087
Bank Polska Kasa Opieki SA	407	15,936
Barclays PLC	27,918	102,173
BAWAG Group AG*	152	13,790
BNP Paribas SA	1,999	136,236
CaixaBank SA	6,972	42,329
Chiba Bank, Ltd.	1,500	12,778
Columbia Banking System, Inc.	4,169	116,315
Commerzbank AG	1,808	35,060
Commonwealth Bank of Australia	3,231	320,837
Computershare, Ltd.	1,103	24,087
Concordia Financial Group, Ltd.	2,400	13,945
Credit Agricole SA	2,359	35,537
Danske Bank A/S	1,275	38,096
DBS Group Holdings, Ltd.	58,280	1,911,205
Deutsche Bank AG	3,577	70,246
DNB Bank ASA	1,434	30,504
Erste Group Bank AG	594	36,628
Fifth Third Bancorp	3,358	148,793
FinecoBank Banca Fineco SpA	1,179	22,444
First Citizens BancShares, Inc., Class A	235	518,102
Goldman Sachs Group, Inc.	576	368,870
Hang Seng Bank, Ltd.	1,300	16,269
HDFC Bank, Ltd. ADR	10,942	663,523
HSBC Holdings PLC	35,006	365,166
ING Bank Slaski SA	62	4,317
ING Groep NV	6,085	101,280
Intesa Sanpaolo SpA	30,224	131,231
Israel Discount Bank, Ltd., Class A	2,388	17,466

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Japan Post Bank Co., Ltd.	2,700	$ 27,905
KBC Group NV	7,138	548,126
Lloyds Banking Group PLC	117,818	90,460
M&T Bank Corp.	3,482	700,718
Macquarie Group, Ltd.	664	99,135
Mediobanca Banca di Credito Finanziario SpA	1,133	18,487
Mitsubishi UFJ Financial Group, Inc.	63,200	800,169
Mizrahi Tefahot Bank, Ltd.	293	13,952
Mizuho Financial Group, Inc.	4,940	135,908
Morgan Stanley	8,473	1,172,917
National Australia Bank, Ltd.	5,932	147,337
NatWest Group PLC	97,273	519,586
Nordea Bank Abp	6,125	72,706
Northern Trust Corp.	3,848	432,092
Oversea-Chinese Banking Corp., Ltd.	6,000	76,776
PNC Financial Services Group, Inc.	1,816	364,925
Powszechna Kasa Oszczednosci Bank Polski SA	1,654	27,226
Raiffeisen Bank International AG	276	6,260
Regions Financial Corp.	14,845	365,781
Resona Holdings, Inc.	4,400	32,643
Santander Bank Polska SA	67	8,345
Skandinaviska Enskilda Banken AB, Class A	2,691	37,935
Skandinaviska Enskilda Banken AB, Class C	28	406
Societe Generale SA	1,383	44,761
Standard Chartered PLC	3,833	51,753
State Street Corp.	4,334	440,421
Sumitomo Mitsui Financial Group, Inc.	7,600	188,047
Sumitomo Mitsui Trust Group, Inc.	1,400	34,873
Svenska Handelsbanken AB, Class A	2,674	29,491
Svenska Handelsbanken AB, Class B	66	988
Swedbank AB, Class A	1,906	41,419
UBS Group AG	35,892	1,267,284
UniCredit SpA	15,791	726,104
United Overseas Bank, Ltd.	2,600	71,650
US Bancorp	28,496	1,361,539
Wells Fargo & Co.	53,601	4,223,759
Westpac Banking Corp.	6,694	139,793
		22,395,673
Beverages — 0.8%
Anheuser-Busch InBev SA NV	1,802	88,626
Asahi Group Holdings, Ltd.	3,000	32,495
Budweiser Brewing Co. APAC, Ltd.*	3,200	2,919
Carlsberg A/S, Class B	177	18,570
Coca-Cola Europacific Partners PLC	397	31,184
Coca-Cola HBC AG	395	13,762
Davide Campari-Milano NV	1,073	6,222
Diageo PLC	37,642	1,127,464
Endeavour Group, Ltd.	2,560	6,716
Heineken Holding NV	254	15,284
Heineken NV	9,751	677,745
JDE Peet's NV	225	3,922
Keurig Dr Pepper, Inc.	9,260	297,246
Kirin Holdings Co., Ltd.	1,800	22,756
PepsiCo, Inc.	4,558	686,845
Pernod Ricard SA	5,553	630,511
Suntory Beverage & Food, Ltd.	300	9,319
Treasury Wine Estates, Ltd.	1,565	10,492
		3,682,078
Biotechnology — 0.8%
Alnylam Pharmaceuticals, Inc.†	797	216,234
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Argenx SE†	56	$ 36,887
Argenx SE†	60	39,521
CSL, Ltd.	974	169,403
Genmab A/S†	126	24,823
Insmed, Inc.†	1,798	137,691
Intra-Cellular Therapies, Inc.†	661	84,000
Regeneron Pharmaceuticals, Inc.†	2,343	1,576,792
Vertex Pharmaceuticals, Inc.†	2,657	1,226,684
		3,512,035
Building Materials — 0.9%
AGC, Inc.	400	11,551
Buzzi SpA	157	6,393
Carrier Global Corp.	6,620	432,816
Cie de Saint-Gobain SA	887	82,856
Daikin Industries, Ltd.	600	70,695
Eagle Materials, Inc.	511	131,194
Fortune Brands Innovations, Inc.	2,764	198,096
Geberit AG	66	36,900
Heidelberg Materials AG	252	35,574
Holcim AG	927	93,176
Investment AB Latour, Class B	273	7,139
James Hardie Industries PLC CDI†	836	28,175
Kingspan Group PLC	300	20,835
Martin Marietta Materials, Inc.	475	258,457
Mohawk Industries, Inc.†	2,110	258,053
Nibe Industrier AB, Class B	3,165	12,663
Sika AG	309	78,482
Svenska Cellulosa AB SCA, Class B	1,084	14,912
TOTO, Ltd.	300	7,339
Trane Technologies PLC	2,372	860,443
Vulcan Materials Co.	4,230	1,159,655
		3,805,404
Chemicals — 1.1%
Air Liquide SA	4,541	791,784
Akzo Nobel NV	328	18,631
Asahi Kasei Corp.	2,500	16,958
Axalta Coating Systems, Ltd.†	7,886	283,423
BASF SE	1,722	83,192
Covestro AG*†	351	20,751
Croda International PLC	250	10,344
DSM-Firmenich AG	416	42,559
EMS-Chemie Holding AG	14	9,918
Givaudan SA	20	87,227
ICL Group, Ltd.	1,361	8,088
Linde PLC	1,173	521,580
Linde PLC	3,468	1,547,144
Mitsubishi Chemical Group Corp.	2,700	13,774
Nippon Paint Holdings Co., Ltd.	1,600	10,106
Nippon Sanso Holdings Corp.	400	11,321
Nissan Chemical Corp.	200	6,011
Nitto Denko Corp.	1,300	23,015
Novonesis (Novozymes), Class B	680	38,831
PPG Industries, Inc.	4,164	480,442
Shin-Etsu Chemical Co., Ltd.	29,000	905,073
Syensqo SA	139	11,008
Symrise AG	242	24,772
Toray Industries, Inc.	3,200	22,186
Yara International ASA	306	9,131
		4,997,269
Commercial Services — 0.9%
Adyen NV*†	59	95,654

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Ashtead Group PLC	845	$ 55,308
Atlas Arteria, Ltd.	1,558	4,895
Block, Inc.†	1,502	136,412
Booz Allen Hamilton Holding Corp.	1,516	195,564
Brambles, Ltd.	2,685	32,962
Bureau Veritas SA	609	19,023
Corpay, Inc.†	615	234,001
Dai Nippon Printing Co., Ltd.	900	13,284
Experian PLC	1,774	87,967
Intertek Group PLC	312	19,699
Moody's Corp.	725	362,094
Nexi SpA*†	1,047	5,326
Quanta Services, Inc.	1,313	403,892
Recruit Holdings Co., Ltd.	2,900	202,746
RELX PLC	12,618	627,451
RELX PLC (XAMS)	16,234	809,622
Rentokil Initial PLC	4,673	23,048
Secom Co., Ltd.	700	23,511
Securitas AB, Class B	1,020	12,963
SGS SA	296	28,708
Toppan Holdings, Inc.	600	16,825
Transurban Group	5,835	48,397
WillScot Holdings Corp.†	7,384	273,651
Wise PLC, Class A†	1,344	18,526
Wolters Kluwer NV	460	83,681
		3,835,210
Computers — 2.4%
Accenture PLC, Class A	1,858	715,237
Apple, Inc.	33,811	7,979,396
Capgemini SE	322	58,691
Cognizant Technology Solutions Corp., Class A	2,743	226,599
Crowdstrike Holdings, Inc., Class A†	711	283,028
Fujitsu, Ltd.	3,300	63,815
Hewlett Packard Enterprise Co.	12,860	272,503
Infosys, Ltd. ADR	9,272	203,520
NEC Corp.	500	49,585
Nomura Research Institute, Ltd.	800	27,091
NTT Data Group Corp.	1,100	21,351
Obic Co., Ltd.	600	17,867
Otsuka Corp.	500	11,277
SCSK Corp.	300	6,645
Western Digital Corp.†	7,906	514,918
		10,451,523
Cosmetics/Personal Care — 0.3%
Beiersdorf AG	190	25,407
e.l.f. Beauty, Inc.†	1,323	132,181
Essity AB, Class A	43	1,093
Essity AB, Class B	1,171	29,641
Haleon PLC	12,901	60,113
Kao Corp.	900	35,794
L'Oreal SA	467	172,393
Procter & Gamble Co.	2,221	368,664
Shiseido Co., Ltd.	800	13,370
Unicharm Corp.	2,100	16,470
Unilever PLC	4,782	274,120
		1,129,246
Distribution/Wholesale — 0.3%
Azelis Group NV	216	4,423
Bunzl PLC	627	26,790
Copart, Inc.†	5,238	303,437
Security Description	Shares or Principal Amount	Value

Distribution/Wholesale (continued)
D'ieteren Group	39	$ 6,569
ITOCHU Corp.	9,100	419,521
Marubeni Corp.	3,200	47,872
Mitsubishi Corp.	7,600	121,421
Mitsui & Co., Ltd.	5,600	110,781
Pool Corp.	379	130,471
SGH, Ltd.	385	11,432
Sumitomo Corp.	2,400	51,766
Toyota Tsusho Corp.	1,400	23,652
		1,258,135
Diversified Financial Services — 3.2%
Air Lease Corp.	2,092	96,650
American Express Co.	5,546	1,760,578
Ameriprise Financial, Inc.	1,722	935,666
Amundi SA*	122	8,567
ASX, Ltd.	373	14,667
Capital One Financial Corp.	4,105	836,230
Charles Schwab Corp.	13,776	1,139,551
CME Group, Inc.	3,704	876,070
Daiwa Securities Group, Inc.	2,900	21,038
Deutsche Boerse AG	5,000	1,235,656
Discover Financial Services	383	77,018
Hargreaves Lansdown PLC	682	9,324
Hong Kong Exchanges & Clearing, Ltd.	28,600	1,111,067
Interactive Brokers Group, Inc., Class A	1,723	374,649
Japan Exchange Group, Inc.	49,800	527,072
Julius Baer Group, Ltd.	381	26,757
London Stock Exchange Group PLC	3,382	503,723
Mastercard, Inc., Class A	7,533	4,184,054
Mitsubishi HC Capital, Inc.	1,500	9,985
Nomura Holdings, Inc.	5,800	37,802
Nordnet AB	294	6,972
ORIX Corp.	2,200	46,505
Raymond James Financial, Inc.	1,055	177,746
SBI Holdings, Inc.	400	11,548
Schroders PLC	1,738	7,586
Singapore Exchange, Ltd.	1,500	13,534
Tokyo Century Corp.	300	2,901
		14,052,916
Electric — 1.6%
A2A SpA	2,929	6,912
Chubu Electric Power Co., Inc.	1,500	15,614
CLP Holdings, Ltd.	3,500	29,091
Dominion Energy, Inc.	8,139	452,447
E.ON SE	4,273	50,627
Edison International	1,668	90,072
EDP Renovaveis SA	473	4,416
EDP SA	5,467	17,194
Elia Group SA	53	3,582
Endesa SA	611	13,532
Enel SpA	14,977	106,381
Engie SA	3,561	58,714
Entergy Corp.	4,888	396,319
EVN AG	67	1,610
Fortum Oyj	845	12,279
Hera SpA	1,700	6,226
Iberdrola SA	11,197	158,234
Kansai Electric Power Co., Inc.	1,500	16,591
Mercury NZ, Ltd.	1,266	4,509
Meridian Energy, Ltd.	2,321	7,725
National Grid PLC	9,430	114,660

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
NextEra Energy, Inc.	19,699	$ 1,409,660
Origin Energy, Ltd.	3,324	21,514
Orsted A/S*†	364	13,984
PG&E Corp.	60,242	942,787
Power Assets Holdings, Ltd.	2,500	16,153
Public Service Enterprise Group, Inc.	1,334	111,442
Redeia Corp. SA	770	12,956
RWE AG	1,304	40,437
Southern Co.	25,761	2,162,636
SSE PLC	21,173	427,466
Terna - Rete Elettrica Nazionale	2,713	22,385
Tokyo Electric Power Co. Holdings, Inc.†	1,500	3,936
Verbund AG	134	10,303
Xcel Energy, Inc.	2,661	178,819
		6,941,213
Electrical Components & Equipment — 0.5%
AMETEK, Inc.	1,567	289,206
Brother Industries, Ltd.	600	10,561
Eaton Corp. PLC	4,164	1,359,296
Fujikura, Ltd.	500	20,119
Legrand SA	4,052	414,876
Schneider Electric SE	1,042	263,491
		2,357,549
Electronics — 0.7%
ABB, Ltd.	3,075	167,839
Assa Abloy AB, Class B	2,033	62,043
Garmin, Ltd.	1,143	246,717
Halma PLC	733	27,421
Honeywell International, Inc.	5,423	1,213,234
Hoya Corp.	2,900	389,866
Jabil, Inc.	828	134,475
Kyocera Corp.	2,400	24,754
Mettler-Toledo International, Inc.†	90	122,800
Minebea Mitsumi, Inc.	700	11,253
Murata Manufacturing Co., Ltd.	3,500	55,317
NIDEC Corp.	1,900	32,789
Sartorius AG (Preference Shares)	48	13,930
SCREEN Holdings Co., Ltd.	200	13,968
Shimadzu Corp.	500	14,514
TD SYNNEX Corp.	3,078	438,646
TDK Corp.	3,600	43,369
Yokogawa Electric Corp.	500	10,968
		3,023,903
Energy-Alternate Sources — 0.0%
Vestas Wind Systems A/S†	1,913	26,112
Engineering & Construction — 0.2%
Ackermans & van Haaren NV	36	6,979
ACS Actividades de Construccion y Servicios SA	391	19,951
Aena SME SA*	141	30,385
Aeroports de Paris SA	70	7,975
Auckland International Airport, Ltd.	2,931	14,284
Bouygues SA	399	12,647
Cellnex Telecom SA*	1,134	37,914
CK Infrastructure Holdings, Ltd.	1,000	6,804
Ferrovial SE	940	40,264
Infrastrutture Wireless Italiane SpA*	658	6,840
Kajima Corp.	1,000	17,779
Keppel, Ltd.	2,900	14,427
Obayashi Corp.	1,400	18,806
Security Description	Shares or Principal Amount	Value

Engineering & Construction (continued)
Shimizu Corp.	1,200	$ 10,407
Skanska AB, Class B	610	13,059
Taisei Corp.	300	12,586
Vinci SA	6,375	687,875
Worley, Ltd.	693	6,197
		965,179
Entertainment — 0.1%
Aristocrat Leisure, Ltd.	1,222	57,220
Entain PLC	1,232	10,740
Evolution AB*	364	27,838
Flutter Entertainment PLC†	503	134,286
Genting Singapore, Ltd.	10,700	5,943
Lottery Corp., Ltd.	4,296	13,446
Oriental Land Co., Ltd.	2,100	47,257
Toho Co., Ltd.	200	9,011
Universal Music Group NV	1,828	50,954
		356,695
Food — 0.7%
Aeon Co., Ltd.	1,600	38,949
Ajinomoto Co., Inc.	1,000	40,128
Axfood AB	203	4,348
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	2	22,967
CK Hutchison Holdings, Ltd.	5,000	25,131
Coles Group, Ltd.	2,584	31,224
Colruyt Group NV	82	3,013
Danone SA	1,240	86,759
Dino Polska SA*†	91	10,070
J Sainsbury PLC	3,145	9,900
Jeronimo Martins SGPS SA	532	10,488
Kerry Group PLC, Class A	297	30,456
Kesko Oyj, Class A	172	3,235
Kesko Oyj, Class B	522	10,005
Kikkoman Corp.	1,800	18,815
Kobe Bussan Co., Ltd.	300	6,850
Koninklijke Ahold Delhaize NV	1,756	62,194
Lotus Bakeries NV	1	10,677
MEIJI Holdings Co., Ltd.	600	12,082
Mondelez International, Inc., Class A	12,052	698,896
Mowi ASA	856	17,177
Nestle SA	17,985	1,529,229
Nissin Foods Holdings Co., Ltd.	500	11,155
Orkla ASA	1,441	13,383
Post Holdings, Inc.†	2,064	219,114
Salmar ASA	147	7,778
Seven & i Holdings Co., Ltd.	4,600	72,994
Tesco PLC	13,217	60,839
Toyo Suisan Kaisha, Ltd.	200	12,912
WH Group, Ltd.*	16,184	12,623
Woolworths Group, Ltd.	2,239	42,310
Yakult Honsha Co., Ltd.	600	10,963
		3,146,664
Food Service — 0.0%
Compass Group PLC	3,299	113,911
Sodexo SA	163	12,034
		125,945
Forest Products & Paper — 0.1%
Holmen AB, Class B	147	5,568
International Paper Co.	3,570	198,599

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Forest Products & Paper (continued)
Mondi PLC	851	$ 13,238
UPM-Kymmene Oyj	1,028	30,182
		247,587
Gas — 0.0%
Centrica PLC	10,278	18,159
Hong Kong & China Gas Co., Ltd.	20,530	15,735
Naturgy Energy Group SA	238	5,846
NiSource, Inc.	2,199	82,022
Osaka Gas Co., Ltd.	800	15,721
Snam SpA	4,140	19,124
		156,607
Hand/Machine Tools — 0.0%
Fuji Electric Co., Ltd.	300	14,285
Makita Corp.	500	14,812
Schindler Holding AG	41	11,540
Schindler Holding AG (Participation Certificate)	77	22,242
Techtronic Industries Co., Ltd.	3,000	40,295
		103,174
Healthcare-Products — 1.6%
Abbott Laboratories	7,182	918,793
Alcon AG	951	87,073
Align Technology, Inc.†	460	100,791
Cochlear, Ltd.	117	23,170
Coloplast A/S, Class B	277	31,828
ConvaTec Group PLC*	3,141	9,623
Cooper Cos., Inc.†	2,168	209,320
DiaSorin SpA	38	4,078
Edwards Lifesciences Corp.†	6,765	490,124
EssilorLuxottica SA	554	152,349
Fisher & Paykel Healthcare Corp., Ltd.	1,051	22,253
FUJIFILM Holdings Corp.	2,500	55,202
Intuitive Surgical, Inc.†	1,029	588,465
Koninklijke Philips NV†	1,528	42,069
Lifco AB, Class B	437	14,342
Medtronic PLC	9,130	829,187
Natera, Inc.†	2,127	376,309
Olympus Corp.	2,200	33,414
Sartorius Stedim Biotech	54	12,412
Siemens Healthineers AG*	522	29,739
Smith & Nephew PLC	1,674	21,348
Sonova Holding AG	95	33,247
Straumann Holding AG	215	30,454
Stryker Corp.	2,633	1,030,267
Sysmex Corp.	1,100	21,042
Terumo Corp.	24,800	465,981
Thermo Fisher Scientific, Inc.	2,410	1,440,578
		7,073,458
Healthcare-Services — 1.2%
BioMerieux	84	10,193
Cigna Group	1,073	315,687
Fresenius SE & Co. KGaA†	795	30,489
HCA Healthcare, Inc.	1,422	469,132
Humana, Inc.	157	46,037
IQVIA Holdings, Inc.†	512	103,096
Labcorp Holdings, Inc.	1,343	335,481
Lonza Group AG	954	606,294
NMC Health PLC†(1)	210	0
Oscar Health, Inc., Class A†	7,130	118,358
Ramsay Health Care, Ltd.	344	7,189
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Sonic Healthcare, Ltd.	896	$ 15,849
UnitedHealth Group, Inc.	6,175	3,349,876
Wuxi Biologics Cayman, Inc.*†	7,000	16,615
		5,424,296
Holding Companies-Diversified — 0.0%
Jardine Matheson Holdings, Ltd.	300	12,065
Home Builders — 0.0%
Barratt Redrow PLC	2,635	14,753
Berkeley Group Holdings PLC	198	9,513
Daiwa House Industry Co., Ltd.	1,200	37,759
Persimmon PLC	618	9,645
Sekisui Chemical Co., Ltd.	800	13,296
Sekisui House, Ltd.	1,200	27,607
Taylor Wimpey PLC	6,818	10,094
		122,667
Home Furnishings — 0.3%
Hoshizaki Corp.	200	7,400
Howden Joinery Group PLC	1,021	10,362
Panasonic Holdings Corp.	4,300	44,231
Sony Group Corp.	49,600	1,093,807
		1,155,800
Household Products/Wares — 0.0%
Henkel AG & Co. KGaA	187	14,444
Henkel AG & Co. KGaA (Preference Shares)	316	27,630
Reckitt Benckiser Group PLC	1,329	87,566
		129,640
Insurance — 2.4%
Admiral Group PLC	428	14,317
Aegon, Ltd.	2,562	16,703
Ageas SA	304	15,683
AIA Group, Ltd.	64,800	455,796
Allianz SE	755	246,062
Aon PLC, Class A	2,369	878,473
Arch Capital Group, Ltd.	1,296	120,619
Arthur J Gallagher & Co.	3,755	1,133,334
Aviva PLC	5,215	33,244
AXA SA	3,324	126,071
Berkshire Hathaway, Inc., Class B†	1,994	934,528
Chubb, Ltd.	883	240,070
Dai-ichi Life Holdings, Inc.	1,800	49,179
Generali	1,941	61,528
Gjensidige Forsikring ASA	313	6,412
Hannover Rueck SE	116	30,614
Hiscox, Ltd.	670	9,070
Insurance Australia Group, Ltd.	4,608	26,326
Intact Financial Corp.	2,771	492,196
Japan Post Holdings Co., Ltd.	3,500	36,572
Japan Post Insurance Co., Ltd.	400	7,782
Legal & General Group PLC	11,515	34,481
Loews Corp.	5,929	506,633
M&G PLC	4,375	11,284
Medibank Private, Ltd.	5,193	12,879
MGIC Investment Corp.	10,503	268,247
MS&AD Insurance Group Holdings, Inc.	2,600	54,151
Muenchener Rueckversicherungs-Gesellschaft AG	3,761	2,037,517
NN Group NV	528	24,267
Phoenix Group Holdings PLC	1,413	9,117
Powszechny Zaklad Ubezpieczen SA	1,102	13,493
Progressive Corp.	1,881	463,554

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Prudential PLC	5,166	$ 43,192
QBE Insurance Group, Ltd.	2,883	37,468
Sampo Oyj, Class A	935	38,488
Sompo Holdings, Inc.	1,800	50,109
Storebrand ASA	854	10,039
Suncorp Group, Ltd.	2,451	31,571
Swiss Life Holding AG	55	45,000
Swiss Re AG	539	82,196
T&D Holdings, Inc.	1,000	19,023
Talanx AG	116	9,882
Tokio Marine Holdings, Inc.	18,600	614,311
Travelers Cos., Inc.	3,917	960,370
Tryg A/S	609	12,319
W.R. Berkley Corp.	2,992	176,019
Zurich Insurance Group AG	278	168,577
		10,668,766
Internet — 6.1%
Allegro.eu SA*†	1,178	8,649
Alphabet, Inc., Class A	8,900	1,815,778
Alphabet, Inc., Class C	7,227	1,485,871
Amazon.com, Inc.†	44,443	10,563,212
Auto Trader Group PLC*	1,679	16,451
Booking Holdings, Inc.	126	596,933
DoorDash, Inc., Class A†	2,046	386,346
Expedia Group, Inc.†	1,123	191,977
IAC, Inc.†	3,288	139,181
LY Corp.	5,300	15,495
M3, Inc.	800	7,281
Meta Platforms, Inc., Class A	12,653	8,720,194
MonotaRO Co., Ltd.	500	8,639
Netflix, Inc.†	648	632,940
Palo Alto Networks, Inc.†	2,367	436,522
Prosus NV	2,574	98,312
Rakuten Group, Inc.†	2,900	18,270
Rightmove PLC	1,533	12,708
Robinhood Markets, Inc., Class A†	1,808	93,926
SEEK, Ltd.	626	8,878
Shopify, Inc., Class A†	1,235	144,248
Spotify Technology SA†	316	173,342
Tencent Holdings, Ltd.	15,500	816,815
Trend Micro, Inc.†	200	11,858
Uber Technologies, Inc.†	3,841	256,771
ZOZO, Inc.	200	6,560
		26,667,157
Investment Companies — 0.1%
EXOR NV	194	18,405
Groupe Bruxelles Lambert NV	158	10,989
HAL Trust	69	8,553
Industrivarden AB, Class A	500	17,706
Industrivarden AB, Class C	299	10,567
Investor AB, Class A	1,098	31,277
Investor AB, Class B	3,361	95,671
L E Lundbergforetagen AB, Class B	142	6,832
Sofina SA	27	6,729
Washington H. Soul Pattinson & Co., Ltd.	464	9,837
		216,566
Iron/Steel — 0.0%
ArcelorMittal SA	869	21,562
BlueScope Steel, Ltd.	856	11,273
Evraz PLC†(1)	1,200	20
Security Description	Shares or Principal Amount	Value

Iron/Steel (continued)
Fortescue, Ltd.	3,061	$ 35,843
JFE Holdings, Inc.	1,300	15,048
Mineral Resources, Ltd.	323	7,017
Nippon Steel Corp.	2,000	41,526
SSAB AB, Class A	445	2,145
SSAB AB, Class B	1,067	5,044
		139,478
Leisure Time — 0.0%
Amadeus IT Group SA	841	61,824
Shimano, Inc.	200	28,172
Yamaha Motor Co., Ltd.	1,800	15,040
		105,036
Lodging — 0.4%
Galaxy Entertainment Group, Ltd.	4,000	17,100
Hilton Worldwide Holdings, Inc.	756	193,589
InterContinental Hotels Group PLC	3,143	420,665
Marriott International, Inc., Class A	4,235	1,230,649
Sands China, Ltd.†	4,400	10,514
Whitbread PLC	330	11,445
		1,883,962
Machinery-Construction & Mining — 0.4%
Epiroc AB, Class A	1,202	22,814
Epiroc AB, Class B	752	12,505
GE Vernova, Inc.	456	170,033
Hitachi Construction Machinery Co., Ltd.	200	4,786
Hitachi, Ltd.	28,700	724,123
Komatsu, Ltd.	1,800	55,189
Metso Oyj	1,355	13,396
Mitsubishi Electric Corp.	4,000	65,883
Mitsubishi Heavy Industries, Ltd.	6,500	95,689
Sandvik AB	1,800	37,089
Siemens Energy AG†	991	59,474
Vertiv Holdings Co., Class A	2,038	238,487
Weir Group PLC	487	14,586
		1,514,054
Machinery-Diversified — 1.0%
ANDRITZ AG	132	7,501
Atlas Copco AB, Class A	29,390	492,360
Atlas Copco AB, Class B	3,012	44,917
Beijer Ref AB	707	10,507
Daifuku Co., Ltd.	700	14,576
Deere & Co.	2,019	962,175
Dover Corp.	1,760	358,477
FANUC Corp.	1,700	50,736
Hexagon AB, Class B	4,069	47,104
Ingersoll Rand, Inc.	2,426	227,559
Keyence Corp.	400	172,511
Kone Oyj, Class B	684	35,333
Kubota Corp.	2,200	27,551
Middleby Corp.†	368	62,979
Omron Corp.	300	9,879
Otis Worldwide Corp.	19,267	1,838,457
SMC Corp.	100	37,719
Spirax Group PLC	143	14,262
Wartsila OYJ Abp	935	17,589
Yaskawa Electric Corp.	500	14,537
		4,446,729
Media — 0.4%
Bollore SE	1,455	8,584

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Informa PLC	2,537	$ 27,142
Nexstar Media Group, Inc.	666	102,044
Pearson PLC	1,308	21,736
Schibsted ASA, Class A	133	3,923
Schibsted ASA, Class B	179	5,135
Sirius XM Holdings, Inc.	4,988	119,762
Walt Disney Co.	13,641	1,542,251
		1,830,577
Metal Fabricate/Hardware — 0.1%
Prysmian SpA	548	38,133
SKF AB, Class B	695	13,994
Tenaris SA	764	14,478
Timken Co.	1,743	139,911
		206,516
Mining — 0.3%
Anglo American PLC	2,340	68,887
Antofagasta PLC	634	13,515
BHP Group, Ltd. (ASX)	9,774	240,556
BHP Group, Ltd. (LSE)	20,186	497,726
Boliden AB	528	15,748
Fresnillo PLC	323	2,780
Glencore PLC	19,093	82,887
KGHM Polska Miedz SA	271	8,310
Norsk Hydro ASA	2,526	14,828
Northern Star Resources, Ltd.	2,216	23,664
Pilbara Minerals, Ltd.†	5,073	7,216
Rio Tinto PLC	1,990	120,145
Rio Tinto, Ltd.	718	52,355
South32, Ltd.	8,741	18,218
Sumitomo Metal Mining Co., Ltd.	500	11,519
		1,178,354
Miscellaneous Manufacturing — 0.3%
3M Co.	1,538	234,084
Alfa Laval AB	557	24,787
Carlisle Cos., Inc.	737	287,032
Indutrade AB	516	14,204
ITT, Inc.	2,010	303,550
Orica, Ltd.	842	9,224
Siemens AG	1,419	305,199
Smiths Group PLC	669	17,058
Trelleborg AB, Class B	407	15,277
		1,210,415
Office/Business Equipment — 0.0%
Canon, Inc.	1,600	51,532
Ricoh Co., Ltd.	1,100	12,602
Seiko Epson Corp.	500	9,029
		73,163
Oil & Gas — 1.8%
Aker BP ASA	593	12,391
BP PLC	27,521	142,777
Chevron Corp.	3,938	587,510
ConocoPhillips	13,197	1,304,260
Coterra Energy, Inc.	5,233	145,059
DCC PLC	191	13,224
ENEOS Holdings, Inc.	5,600	28,200
Eni SpA	4,128	58,179
EOG Resources, Inc.	4,921	619,013
EQT Corp.	2,619	133,883
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Equinor ASA	1,452	$ 34,938
Exxon Mobil Corp.	27,782	2,967,951
Galp Energia SGPS SA	845	14,140
Idemitsu Kosan Co., Ltd.	2,000	13,337
Inpex Corp.	1,700	20,456
Neste Oyj	826	10,413
OMV AG	275	11,352
Orlen SA	1,124	14,850
Phillips 66	617	72,726
Repsol SA	2,177	25,246
Santos, Ltd.	5,941	25,839
Shell PLC	44,691	1,466,201
TotalEnergies SE	4,048	235,132
Var Energi ASA	1,535	4,716
Woodside Energy Group, Ltd.	3,664	55,710
		8,017,503
Oil & Gas Services — 0.7%
Baker Hughes Co.	60,709	2,803,541
TechnipFMC PLC	8,993	270,240
		3,073,781
Packaging & Containers — 0.2%
Graphic Packaging Holding Co.	9,915	271,968
Packaging Corp. of America	872	185,440
Silgan Holdings, Inc.	3,205	176,339
Smurfit WestRock PLC	4,403	233,755
Stora Enso Oyj, Class R	1,140	12,566
		880,068
Pharmaceuticals — 3.0%
AbbVie, Inc.	15,105	2,777,810
Amplifon SpA	245	6,515
Astellas Pharma, Inc.	3,500	34,079
AstraZeneca PLC	2,992	421,291
Bayer AG	1,770	39,709
Bristol-Myers Squibb Co.	26,391	1,555,749
Cencora, Inc.	1,626	413,346
Chugai Pharmaceutical Co., Ltd.	1,300	56,157
CVS Health Corp.	3,359	189,716
Daiichi Sankyo Co., Ltd.	3,600	98,952
Eisai Co., Ltd.	500	14,851
Eli Lilly & Co.	1,601	1,298,539
Galderma Group AG†	106	12,870
GSK PLC	7,832	136,896
Henry Schein, Inc.†	4,999	399,920
Hikma Pharmaceuticals PLC	298	8,465
Johnson & Johnson	8,405	1,278,821
Kyowa Kirin Co., Ltd.	500	7,460
McKesson Corp.	571	339,602
Merck & Co., Inc.	2,523	249,323
Merck KGaA	251	38,107
Novartis AG	3,689	386,629
Novo Nordisk A/S, Class B	18,667	1,575,855
Ono Pharmaceutical Co., Ltd.	900	9,359
Orion Oyj, Class A	52	2,784
Orion Oyj, Class B	207	11,200
Otsuka Holdings Co., Ltd.	900	47,026
Recordati Industria Chimica e Farmaceutica SpA	188	11,459
Roche Holding AG	1,332	418,255
Roche Holding AG (BR)	57	18,899
Sandoz Group AG	763	36,521
Sanofi SA	7,718	837,175
Shionogi & Co., Ltd.	1,600	23,550

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Takeda Pharmaceutical Co., Ltd.	3,100	$ 83,310
Teva Pharmaceutical Industries, Ltd.†	2,185	38,884
UCB SA	233	45,215
		12,924,299
Pipelines — 0.2%
APA Group	2,418	10,238
Cheniere Energy, Inc.	568	127,033
Kinder Morgan, Inc.	8,147	223,880
Williams Cos., Inc.	5,469	303,147
		664,298
Private Equity — 0.4%
3i Group PLC	17,897	861,824
Blackstone, Inc.	2,645	468,456
CapitaLand Investment, Ltd.	4,800	8,656
CVC Capital Partners PLC*†	1,591	37,388
EQT AB	1,353	44,287
Intermediate Capital Group PLC	562	16,358
KKR & Co., Inc.	2,342	391,278
Partners Group Holding AG	42	63,861
		1,892,108
Real Estate — 0.2%
Azrieli Group, Ltd.	71	5,890
Castellum AB†	819	8,867
CBRE Group, Inc., Class A†	654	94,660
CK Asset Holdings, Ltd.	4,000	16,687
Daito Trust Construction Co., Ltd.	100	10,706
ESR Group, Ltd.*	4,200	6,460
Fastighets AB Balder, Class B†	1,281	9,128
Henderson Land Development Co., Ltd.	3,000	8,279
Hulic Co., Ltd.	1,000	8,817
Mitsubishi Estate Co., Ltd.	2,500	36,331
Mitsui Fudosan Co., Ltd.	46,300	418,009
REA Group, Ltd.	98	15,118
Sagax AB	259	738
Sagax AB, Class B	414	9,033
Sino Land Co., Ltd.	6,000	5,752
Sumitomo Realty & Development Co., Ltd.	900	31,102
Sun Hung Kai Properties, Ltd.	3,500	31,376
Swire Pacific, Ltd., Class A	1,000	8,657
Swire Pacific, Ltd., Class B	2,500	3,504
Swire Properties, Ltd.	2,400	4,734
Vonovia SE	1,572	48,279
Wharf Holdings, Ltd.	2,000	4,881
Wharf Real Estate Investment Co., Ltd.	3,000	7,451
		794,459
REITS — 1.0%
American Homes 4 Rent, Class A	7,073	244,938
Apple Hospitality REIT, Inc.	8,267	127,643
CapitaLand Ascendas REIT	7,272	13,817
CapitaLand Integrated Commercial Trust	9,285	13,283
CBL & Associates Properties, Inc.	5,513	168,753
Dexus	2,076	9,332
Digital Realty Trust, Inc.	891	145,999
EastGroup Properties, Inc.	589	99,906
Federal Realty Investment Trust	1,989	216,065
Goodman Group	3,343	75,868
GPT Group	3,693	10,566
Host Hotels & Resorts, Inc.	8,866	148,151
Japan Real Estate Investment Corp.	15	10,568
Security Description	Shares or Principal Amount	Value

REITS (continued)
Kimco Realty Corp.	5,474	$ 122,891
Lamar Advertising Co., Class A	1,622	205,053
Land Securities Group PLC	1,358	9,813
Link REIT	4,800	19,790
Mapletree Pan Asia Commercial Trust	4,500	4,014
Mid-America Apartment Communities, Inc.	2,105	321,181
Mirvac Group	7,615	9,268
Nippon Building Fund, Inc.	17	13,546
Outfront Media, Inc.	1	18
Prologis, Inc.	9,572	1,141,461
Public Storage	786	234,605
Rayonier, Inc.	3,722	97,293
Regency Centers Corp.	4,129	296,627
SBA Communications Corp.	856	169,111
Scentre Group	10,017	22,799
Segro PLC	2,363	20,971
Stockland	4,603	14,682
Vicinity, Ltd.	6,992	9,565
Warehouses De Pauw CVA	325	6,995
Weyerhaeuser Co.	5,858	179,372
		4,183,944
Retail — 3.0%
ABC-Mart, Inc.	300	6,253
Alimentation Couche-Tard, Inc.	8,362	441,589
Associated British Foods PLC	636	14,957
AutoZone, Inc.†	77	257,966
B&M European Value Retail SA	1,715	6,868
Bath & Body Works, Inc.	5,686	213,850
Best Buy Co., Inc.	1,739	149,311
Chipotle Mexican Grill, Inc.†	12,407	723,948
Cie Financiere Richemont SA, Class A	1,030	197,444
Dick's Sporting Goods, Inc.	673	161,554
Fast Retailing Co., Ltd.	300	98,101
H & M Hennes & Mauritz AB, Class B	1,096	14,544
Home Depot, Inc.	574	236,477
Industria de Diseno Textil SA	9,632	525,012
Jardine Cycle & Carriage, Ltd.	200	4,101
JD Sports Fashion PLC	4,720	5,210
Kingfisher PLC	3,590	10,926
Lowe's Cos., Inc.	7,062	1,836,402
MatsukiyoCocokara & Co.	800	11,833
McDonald's Corp.	10,689	3,085,914
McDonald's Holdings Co. Japan, Ltd.	200	7,550
Moncler SpA	414	26,022
Murphy USA, Inc.	267	134,277
Next PLC	229	28,190
Nitori Holdings Co., Ltd.	200	23,495
Pan Pacific International Holdings Corp.	1,100	30,586
Pandora A/S	156	30,169
Reece, Ltd.	667	9,845
Ross Stores, Inc.	10,416	1,568,233
Starbucks Corp.	1,631	175,626
TJX Cos., Inc.	3,482	434,519
Tokyo Gas Co., Ltd.	800	22,633
Ulta Beauty, Inc.†	219	90,261
Wal-Mart de Mexico SAB de CV	100,677	262,260
Walmart, Inc.	4,338	425,818
Wesfarmers, Ltd.	2,190	103,789
Yum China Holdings, Inc.	11,602	536,593
Yum! Brands, Inc.	7,589	990,364
Zensho Holdings Co., Ltd.	200	11,037
		12,913,527

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors — 6.2%
Advantest Corp.	1,300	$ 72,645
Analog Devices, Inc.	5,062	1,072,587
ASM International NV	84	48,292
ASML Holding NV	3,526	2,615,722
ASML Holding NV	382	282,416
Broadcom, Inc.	20,024	4,430,711
Disco Corp.	3,000	873,334
Entegris, Inc.	2,002	203,283
Infineon Technologies AG	2,441	80,893
Lasertec Corp.	100	10,460
Marvell Technology, Inc.	6,842	772,188
Microchip Technology, Inc.	4,205	228,332
Micron Technology, Inc.	9,821	896,068
NVIDIA Corp.	75,706	9,090,019
NXP Semiconductors NV	6,127	1,277,786
ON Semiconductor Corp.†	2,922	152,938
Renesas Electronics Corp.†	2,500	33,663
SK Hynix, Inc.	2,502	340,334
STMicroelectronics NV	1,258	28,312
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	18,912	3,958,660
Teradyne, Inc.	1,751	202,748
Texas Instruments, Inc.	1,863	343,928
Tokyo Electron, Ltd.	900	152,803
		27,168,122
Shipbuilding — 0.0%
Kongsberg Gruppen ASA	167	19,824
Software — 4.5%
AppLovin Corp., Class A†	186	68,744
Atlassian Corp., Class A†	1,233	378,260
Capcom Co., Ltd.	600	13,685
Dassault Systemes SE	8,733	339,756
Fidelity National Information Services, Inc.	14,499	1,181,234
HubSpot, Inc.†	463	360,922
Intuit, Inc.	1,644	988,883
Konami Group Corp.	200	18,365
Microsoft Corp.	30,925	12,835,731
MongoDB, Inc.†	426	116,434
Nexon Co., Ltd.	900	11,698
Nice, Ltd.†	122	20,343
Oracle Corp.	13,043	2,218,093
Oracle Corp. Japan	100	9,104
Pro Medicus, Ltd.	103	17,695
Sage Group PLC	1,873	31,199
SAP SE	1,985	551,594
Snowflake, Inc., Class A†	1,179	214,000
Square Enix Holdings Co., Ltd.	100	4,050
Synopsys, Inc.†	457	240,144
Take-Two Interactive Software, Inc.†	1,169	216,861
TIS, Inc.	400	8,839
WiseTech Global, Ltd.	329	24,981
		19,870,615
Telecommunications — 0.6%
Arista Networks, Inc.†	2,305	265,605
BT Group PLC	12,166	21,352
Cisco Systems, Inc.	2,616	158,530
Deutsche Telekom AG	28,822	966,632
Elisa Oyj	278	11,959
HKT Trust & HKT, Ltd.	7,000	8,607
KDDI Corp.	2,800	93,402
Koninklijke KPN NV	90,476	327,330
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
Nippon Telegraph & Telephone Corp.	53,500	$ 52,610
Nokia Oyj	10,041	47,079
Orange SA	3,393	36,450
Singapore Telecommunications, Ltd.	8,500	20,853
Singapore Telecommunications, Ltd.	6,700	16,376
SoftBank Corp.	52,800	68,008
SoftBank Group Corp.	1,800	110,243
Swisscom AG	60	33,710
Tele2 AB, Class B	1,067	11,858
Telecom Italia SpA†	19,003	5,227
Telefonaktiebolaget LM Ericsson, Class A	71	536
Telefonaktiebolaget LM Ericsson, Class B	5,054	38,088
Telefonica SA	9,099	37,146
Telekom Austria AG	258	2,151
Telenor ASA	1,217	14,877
Telia Co. AB	4,340	12,739
Telstra Group, Ltd.	7,805	19,119
T-Mobile US, Inc.	416	96,916
TPG Telecom, Ltd.	802	2,188
Verizon Communications, Inc.	4,344	171,110
Vodafone Group PLC	40,088	34,210
		2,684,911
Toys/Games/Hobbies — 0.0%
Bandai Namco Holdings, Inc.	1,200	29,902
Nintendo Co., Ltd.	2,000	131,241
		161,143
Transportation — 0.7%
AP Moller-Maersk A/S, Series A	5	7,219
AP Moller-Maersk A/S, Series B	7	10,343
Canadian Pacific Kansas City, Ltd.	4,553	361,834
Central Japan Railway Co.	1,900	35,297
CSX Corp.	30,396	999,117
Deutsche Post AG	1,857	67,014
DSV A/S	367	72,658
East Japan Railway Co.	2,100	37,468
FedEx Corp.	1,321	349,893
Hankyu Hanshin Holdings, Inc.	500	12,713
JB Hunt Transport Services, Inc.	2,160	369,835
Kawasaki Kisen Kaisha, Ltd.	800	10,188
Kuehne & Nagel International AG	96	21,850
Mitsui OSK Lines, Ltd.	700	23,889
MTR Corp., Ltd.	3,000	9,388
Nippon Yusen KK	900	28,253
Poste Italiane SpA*	884	13,422
Saia, Inc.†	356	170,919
SG Holdings Co., Ltd.	800	7,538
Tokyu Corp.	1,200	13,698
Union Pacific Corp.	1,163	288,180
United Parcel Service, Inc., Class B	1,967	224,690
West Japan Railway Co.	1,000	18,408
		3,153,814
Water — 0.0%
Severn Trent PLC	511	15,981
United Utilities Group PLC	1,279	16,193
Veolia Environnement SA	1,201	34,228
		66,402
Total Common Stocks (cost $224,325,898)		265,360,952

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
PREFERRED STOCKS — 0.0%
Telecommunications — 0.0%
Telecom Italia SpA (RSP)† (cost $3,380)	11,366	$ 3,630
CORPORATE BONDS & NOTES — 17.5%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027*	$ 150,000	146,118
Lamar Media Corp.
4.88%, 01/15/2029	145,000	140,799
Outfront Media Capital LLC/Outfront Media Capital Corp.
7.38%, 02/15/2031*	90,000	94,304
		381,221
Aerospace/Defense — 0.5%
Boeing Co.
3.95%, 08/01/2059	565,000	379,962
Howmet Aerospace, Inc.
6.75%, 01/15/2028	90,000	94,817
L3Harris Technologies, Inc.
4.40%, 06/15/2028	80,000	78,963
4.40%, 06/15/2028	265,000	261,564
5.40%, 01/15/2027	390,000	395,075
Northrop Grumman Corp.
4.40%, 05/01/2030	105,000	102,645
RTX Corp.
2.38%, 03/15/2032	135,000	112,659
4.13%, 11/16/2028	985,000	963,686
		2,389,371
Agriculture — 0.5%
Altria Group, Inc.
2.45%, 02/04/2032	625,000	515,868
BAT Capital Corp.
3.22%, 09/06/2026	100,000	97,638
4.39%, 08/15/2037	333,000	288,672
5.83%, 02/20/2031	530,000	545,790
6.00%, 02/20/2034	100,000	102,824
7.08%, 08/02/2043	15,000	16,292
Bunge, Ltd. Finance Corp.
1.63%, 08/17/2025	125,000	123,025
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
5.95%, 04/20/2035*	29,000	29,387
Philip Morris International, Inc.
3.88%, 08/21/2042	180,000	142,798
4.75%, 11/01/2031	200,000	196,713
5.38%, 02/15/2033	175,000	175,585
		2,234,592
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.75%, 04/20/2029*	150,000	149,633
Apparel — 0.0%
William Carter Co.
5.63%, 03/15/2027*	75,000	74,661
Auto Manufacturers — 0.4%
Allison Transmission, Inc.
4.75%, 10/01/2027*	20,000	19,641
5.88%, 06/01/2029*	110,000	110,286
Ford Motor Credit Co. LLC
4.13%, 08/17/2027	200,000	193,927
5.11%, 05/03/2029	400,000	390,484
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
General Motors Co.
5.95%, 04/01/2049	$ 145,000	$ 136,159
General Motors Financial Co., Inc.
5.25%, 03/01/2026	100,000	100,335
5.95%, 04/04/2034	235,000	235,675
Hyundai Capital America
4.88%, 11/01/2027*	265,000	264,536
Toyota Motor Credit Corp.
4.55%, 08/09/2029	135,000	133,826
		1,584,869
Auto Parts & Equipment — 0.1%
Adient Global Holdings, Ltd.
7.00%, 04/15/2028*	200,000	202,645
Goodyear Tire & Rubber Co.
5.25%, 04/30/2031	100,000	91,309
		293,954
Banks — 6.2%
ABN AMRO Bank NV
1.54%, 06/16/2027*	400,000	382,473
Bank of America Corp.
1.73%, 07/22/2027	1,195,000	1,143,524
2.55%, 02/04/2028	260,000	248,864
2.59%, 04/29/2031	160,000	141,806
2.65%, 03/11/2032	660,000	572,662
2.69%, 04/22/2032	55,000	47,720
3.97%, 02/07/2030	250,000	240,565
5.20%, 04/25/2029	30,000	30,258
5.29%, 04/25/2034	235,000	233,732
5.51%, 01/24/2036	220,000	221,219
5.82%, 09/15/2029	725,000	745,109
Bank of Montreal
1.85%, 05/01/2025	250,000	248,412
Bank of Nova Scotia
3.45%, 04/11/2025	200,000	199,573
Barclays PLC
5.69%, 03/12/2030	665,000	675,560
BNP Paribas SA
5.79%, 01/13/2033*	290,000	292,967
BPCE SA
1.65%, 10/06/2026*	750,000	733,686
5.88%, 01/14/2031*	250,000	253,859
6.71%, 10/19/2029*	995,000	1,038,372
CaixaBank SA
6.84%, 09/13/2034*	335,000	357,233
Canadian Imperial Bank of Commerce
3.30%, 04/07/2025	200,000	199,560
Citigroup, Inc.
3.11%, 04/08/2026	765,000	762,682
3.20%, 10/21/2026	45,000	43,901
3.52%, 10/27/2028	410,000	395,615
4.45%, 09/29/2027	250,000	247,221
4.54%, 09/19/2030	615,000	599,803
5.17%, 02/13/2030	655,000	656,847
Credit Agricole SA
1.25%, 01/26/2027*	250,000	241,397
1.91%, 06/16/2026*	250,000	247,289
4.63%, 09/11/2028*	255,000	252,172
5.86%, 01/09/2036*	250,000	251,573
6.32%, 10/03/2029*	330,000	342,951
Deutsche Bank AG
6.82%, 11/20/2029	150,000	157,990

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Goldman Sachs Bank USA FRS
5.14%, (SOFR+0.77%), 03/18/2027	$ 160,000	$ 160,263
Goldman Sachs Group, Inc.
1.09%, 12/09/2026	250,000	242,294
1.54%, 09/10/2027	505,000	479,293
1.95%, 10/21/2027	100,000	95,232
1.99%, 01/27/2032	800,000	667,049
3.10%, 02/24/2033	325,000	282,117
3.62%, 03/15/2028	140,000	136,537
4.69%, 10/23/2030	460,000	452,004
5.02%, 10/23/2035	195,000	187,344
5.21%, 01/28/2031	120,000	120,249
5.33%, 07/23/2035	260,000	255,809
HSBC Holdings PLC
2.01%, 09/22/2028	200,000	185,165
5.29%, 11/19/2030	200,000	199,806
5.87%, 11/18/2035	200,000	197,113
Intesa Sanpaolo SpA
7.20%, 11/28/2033*	200,000	218,877
KeyCorp
4.79%, 06/01/2033	560,000	532,059
Lloyds Banking Group PLC
1.63%, 05/11/2027	200,000	192,034
4.45%, 05/08/2025	200,000	199,873
M&T Bank Corp.
5.39%, 01/16/2036	140,000	136,499
Morgan Stanley
1.59%, 05/04/2027	140,000	134,636
1.93%, 04/28/2032	725,000	597,816
2.48%, 09/16/2036	50,000	41,097
2.70%, 01/22/2031	85,000	75,980
4.65%, 10/18/2030	490,000	481,192
5.04%, 07/19/2030	190,000	189,698
5.12%, 02/01/2029	65,000	65,376
5.17%, 01/16/2030	220,000	220,958
5.23%, 01/15/2031	170,000	170,793
5.32%, 07/19/2035	70,000	69,165
5.42%, 07/21/2034	90,000	90,003
5.45%, 07/20/2029	335,000	340,078
5.59%, 01/18/2036	40,000	40,348
5.83%, 04/19/2035	30,000	30,686
6.25%, 08/09/2026	250,000	255,908
Morgan Stanley Bank NA
5.50%, 05/26/2028	250,000	253,579
NatWest Markets PLC
5.41%, 05/17/2029*	575,000	583,542
PNC Financial Services Group, Inc.
4.81%, 10/21/2032	620,000	605,350
5.68%, 01/22/2035	45,000	45,711
6.88%, 10/20/2034	120,000	131,484
Santander UK Group Holdings PLC
1.53%, 08/21/2026	200,000	196,260
6.53%, 01/10/2029	410,000	424,586
Societe Generale SA
1.49%, 12/14/2026*	200,000	193,972
1.79%, 06/09/2027*	400,000	382,009
2.80%, 01/19/2028*	400,000	381,419
6.10%, 04/13/2033*	200,000	201,766
Truist Financial Corp.
5.71%, 01/24/2035	275,000	277,736
UBS Group AG
5.43%, 02/08/2030*	215,000	217,484
Security Description	Shares or Principal Amount	Value

Banks (continued)
US Bancorp
5.38%, 01/23/2030	$ 110,000	$ 111,424
5.68%, 01/23/2035	65,000	65,638
Wells Fargo & Co.
3.58%, 05/22/2028	250,000	242,883
5.21%, 12/03/2035	264,000	258,270
5.24%, 01/24/2031	270,000	271,373
5.50%, 01/23/2035	245,000	244,931
5.56%, 07/25/2034	480,000	481,514
5.57%, 07/25/2029	500,000	509,421
5.71%, 04/22/2028	990,000	1,006,343
		27,036,641
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	360,000	340,387
Biotechnology — 0.3%
Biogen, Inc.
2.25%, 05/01/2030	850,000	740,240
4.05%, 09/15/2025	150,000	149,305
Gilead Sciences, Inc.
3.50%, 02/01/2025	250,000	250,000
		1,139,545
Building Materials — 0.2%
Builders FirstSource, Inc.
4.25%, 02/01/2032*	235,000	211,910
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
6.63%, 12/15/2030*	145,000	146,665
Griffon Corp.
5.75%, 03/01/2028	75,000	74,348
Knife River Corp.
7.75%, 05/01/2031*	105,000	109,754
Masterbrand, Inc.
7.00%, 07/15/2032*	130,000	132,902
Standard Industries, Inc.
4.75%, 01/15/2028*	158,000	153,719
		829,298
Chemicals — 0.1%
Chemours Co.
5.75%, 11/15/2028*	80,000	75,899
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.40%, 12/01/2026*	65,000	63,497
Element Solutions, Inc.
3.88%, 09/01/2028*	100,000	95,447
		234,843
Commercial Services — 0.3%
Block, Inc.
3.50%, 06/01/2031	105,000	93,436
Boost Newco Borrower LLC
7.50%, 01/15/2031*	200,000	209,376
Brink's Co.
6.75%, 06/15/2032*	130,000	132,671
Ford Foundation
2.82%, 06/01/2070	65,000	36,204
Global Payments, Inc.
2.90%, 05/15/2030	300,000	267,737
2.90%, 11/15/2031	65,000	56,012
3.20%, 08/15/2029	70,000	64,537

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services (continued)
Herc Holdings, Inc.
5.50%, 07/15/2027*	$ 90,000	$ 89,656
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 04/15/2026*	190,000	190,460
United Rentals North America, Inc.
4.88%, 01/15/2028	100,000	98,617
University of Southern California
2.81%, 10/01/2050	125,000	79,079
3.23%, 10/01/2120	50,000	28,431
		1,346,216
Computers — 0.1%
Accenture Capital, Inc.
4.50%, 10/04/2034	70,000	66,609
Leidos, Inc.
2.30%, 02/15/2031	40,000	33,863
NCR Voyix Corp.
5.00%, 10/01/2028*	150,000	144,562
Seagate HDD Cayman
9.63%, 12/01/2032	75,000	85,257
		330,291
Cosmetics/Personal Care — 0.0%
Edgewell Personal Care Co.
5.50%, 06/01/2028*	125,000	123,243
Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
2.45%, 10/29/2026	290,000	278,439
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/2028	184,000	171,414
4.63%, 09/10/2029	350,000	342,834
American Express Co.
3.95%, 08/01/2025	102,000	101,724
5.09%, 01/30/2031	170,000	170,599
Avolon Holdings Funding, Ltd.
5.15%, 01/15/2030*	50,000	49,278
5.75%, 11/15/2029*	560,000	566,768
Intercontinental Exchange, Inc.
4.35%, 06/15/2029	300,000	295,161
OneMain Finance Corp.
6.63%, 01/15/2028	110,000	111,797
Rocket Mtg. LLC/Rocket Mtg. Co.-Issuer, Inc.
3.63%, 03/01/2029*	135,000	123,395
		2,211,409
Electric — 1.3%
AES Corp.
1.38%, 01/15/2026	150,000	145,099
Ameren Corp.
3.50%, 01/15/2031	140,000	128,246
Baltimore Gas & Electric Co.
3.20%, 09/15/2049	80,000	52,652
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028*	10,000	9,549
Constellation Energy Generation LLC
5.60%, 06/15/2042	30,000	28,778
6.25%, 10/01/2039	140,000	145,038
Dominion Energy, Inc.
3.90%, 10/01/2025	100,000	99,571
DTE Energy Co.
5.85%, 06/01/2034	165,000	168,679
Security Description	Shares or Principal Amount	Value

Electric (continued)
Duke Energy Corp.
5.80%, 06/15/2054	$ 80,000	$ 77,489
Duke Energy Florida LLC
1.75%, 06/15/2030	380,000	323,748
Duke Energy Indiana LLC
5.40%, 04/01/2053	15,000	14,109
Edison International
5.45%, 06/15/2029	215,000	203,268
Emera US Finance LP
2.64%, 06/15/2031	510,000	435,927
4.75%, 06/15/2046	85,000	70,739
Entergy Arkansas LLC
5.75%, 06/01/2054	125,000	123,438
Entergy Louisiana LLC
4.95%, 01/15/2045	120,000	105,248
Entergy Mississippi LLC
3.50%, 06/01/2051	30,000	20,742
FirstEnergy Transmission LLC
2.87%, 09/15/2028*	185,000	172,586
Fortis, Inc.
3.06%, 10/04/2026	150,000	145,688
ITC Holdings Corp.
2.95%, 05/14/2030*	140,000	125,836
5.65%, 05/09/2034*	285,000	287,064
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	290,000	247,056
4.30%, 01/15/2026*	35,000	34,864
MidAmerican Energy Co.
4.25%, 05/01/2046	45,000	37,024
NRG Energy, Inc.
3.63%, 02/15/2031*	150,000	132,158
5.75%, 01/15/2028	35,000	35,054
Ohio Power Co.
2.90%, 10/01/2051	65,000	39,065
Oklahoma Gas & Electric Co.
5.40%, 01/15/2033	180,000	182,052
Pacific Gas & Electric Co.
4.00%, 12/01/2046	265,000	192,131
4.60%, 06/15/2043	72,000	59,307
5.55%, 05/15/2029	285,000	284,048
5.80%, 05/15/2034	315,000	312,537
PPL Electric Utilities Corp.
3.95%, 06/01/2047	250,000	196,620
Public Service Co. of Oklahoma
2.20%, 08/15/2031	115,000	95,960
Puget Sound Energy, Inc.
5.69%, 06/15/2054	35,000	34,436
Southern California Edison Co.
3.60%, 02/01/2045	156,000	109,751
4.13%, 03/01/2048	70,000	51,981
5.45%, 03/01/2035	440,000	426,370
Union Electric Co.
5.25%, 01/15/2054	120,000	110,946
Vistra Operations Co. LLC
3.70%, 01/30/2027*	65,000	63,319
5.63%, 02/15/2027*	70,000	69,988
5.70%, 12/30/2034*	55,000	54,308
6.00%, 04/15/2034*	85,000	85,852
7.75%, 10/15/2031*	75,000	79,175
		5,817,496

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electrical Components & Equipment — 0.1%
Energizer Holdings, Inc.
4.75%, 06/15/2028*	$ 175,000	$ 168,090
WESCO Distribution, Inc.
6.63%, 03/15/2032*	115,000	117,578
		285,668
Electronics — 0.0%
Sensata Technologies, Inc.
4.38%, 02/15/2030*	80,000	74,083
Engineering & Construction — 0.0%
Dycom Industries, Inc.
4.50%, 04/15/2029*	80,000	75,342
Weekley Homes LLC/Weekley Finance Corp.
4.88%, 09/15/2028*	130,000	124,496
		199,838
Entertainment — 0.2%
Boyne USA, Inc.
4.75%, 05/15/2029*	140,000	133,083
Live Nation Entertainment, Inc.
4.75%, 10/15/2027*	140,000	137,219
WarnerMedia Holdings, Inc.
4.28%, 03/15/2032	650,000	573,954
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/2029*	125,000	121,151
		965,407
Environmental Control — 0.1%
GFL Environmental, Inc.
3.75%, 08/01/2025*	80,000	79,491
4.00%, 08/01/2028*	90,000	85,687
Madison IAQ LLC
4.13%, 06/30/2028*	160,000	152,905
		318,083
Food — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.63%, 01/15/2027*	167,000	164,028
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
6.75%, 03/15/2034	49,000	52,164
Kraft Heinz Foods Co.
4.63%, 10/01/2039	61,000	54,225
Kroger Co.
5.50%, 09/15/2054	35,000	32,795
5.65%, 09/15/2064	115,000	107,727
Lamb Weston Holdings, Inc.
4.13%, 01/31/2030*	100,000	92,639
Post Holdings, Inc.
6.25%, 02/15/2032*	130,000	130,098
		633,676
Gas — 0.1%
Brooklyn Union Gas Co.
4.27%, 03/15/2048*	65,000	50,151
CenterPoint Energy Resources Corp.
5.40%, 03/01/2033	91,000	91,497
NiSource, Inc.
3.60%, 05/01/2030	250,000	234,127
Security Description	Shares or Principal Amount	Value

Gas (continued)
Southern Co. Gas Capital Corp.
3.15%, 09/30/2051	$ 170,000	$ 108,931
4.40%, 06/01/2043	130,000	109,098
		593,804
Healthcare-Products — 0.3%
Baxter International, Inc.
2.27%, 12/01/2028	530,000	481,499
2.54%, 02/01/2032	521,000	438,499
Danaher Corp.
Hologic, Inc.
3.25%, 02/15/2029*	145,000	133,292
Medline Borrower LP
3.88%, 04/01/2029*	165,000	153,962
Zimmer Biomet Holdings, Inc.
5.20%, 09/15/2034	200,000	196,340
		1,403,592
Healthcare-Services — 0.5%
Acadia Healthcare Co., Inc.
5.50%, 07/01/2028*	105,000	102,694
Centene Corp.
4.63%, 12/15/2029	124,000	118,035
Charles River Laboratories International, Inc.
3.75%, 03/15/2029*	115,000	106,192
Corewell Health Obligated Group
3.49%, 07/15/2049	100,000	71,069
DaVita, Inc.
3.75%, 02/15/2031*	110,000	96,801
Encompass Health Corp.
4.50%, 02/01/2028	135,000	131,783
HCA, Inc.
2.38%, 07/15/2031	230,000	192,793
3.50%, 09/01/2030	685,000	625,914
4.63%, 03/15/2052	50,000	39,558
5.20%, 06/01/2028	335,000	336,842
5.38%, 02/01/2025	153,000	153,000
5.45%, 09/15/2034	30,000	29,387
5.50%, 06/15/2047	85,000	77,949
5.95%, 09/15/2054	60,000	57,414
Trinity Health Corp.
3.43%, 12/01/2048	25,000	18,460
UnitedHealth Group, Inc.
3.50%, 08/15/2039	300,000	238,810
		2,396,701
Home Furnishings — 0.0%
Tempur Sealy International, Inc.
4.00%, 04/15/2029*	140,000	130,290
Household Products/Wares — 0.1%
ACCO Brands Corp.
4.25%, 03/15/2029*	170,000	157,093
Central Garden & Pet Co.
5.13%, 02/01/2028	145,000	142,256
		299,349
Housewares — 0.1%
Newell Brands, Inc.
6.63%, 09/15/2029	145,000	148,742
Scotts Miracle-Gro Co.
4.50%, 10/15/2029	160,000	150,266
		299,008

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Internet — 0.2%
Amazon.com, Inc.
4.05%, 08/22/2047	$ 270,000	$ 222,580
Meta Platforms, Inc.
4.45%, 08/15/2052	20,000	16,846
5.40%, 08/15/2054	300,000	291,062
Uber Technologies, Inc.
4.30%, 01/15/2030	560,000	543,727
		1,074,215
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.
4.63%, 03/01/2029*	85,000	79,210
Leisure Time — 0.1%
Amer Sports Co.
6.75%, 02/16/2031*	130,000	133,438
Carnival Corp.
4.00%, 08/01/2028*	120,000	114,531
Royal Caribbean Cruises, Ltd.
6.00%, 02/01/2033*	100,000	100,792
		348,761
Lodging — 0.1%
Hilton Domestic Operating Co., Inc.
5.88%, 03/15/2033*	95,000	94,379
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.88%, 04/01/2027	170,000	168,773
MGM Resorts International
5.50%, 04/15/2027	115,000	115,125
		378,277
Machinery-Diversified — 0.1%
Chart Industries, Inc.
7.50%, 01/01/2030*	135,000	141,039
Esab Corp.
6.25%, 04/15/2029*	130,000	131,750
Ingersoll Rand, Inc.
5.31%, 06/15/2031	105,000	106,072
		378,861
Media — 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	250,000	227,449
5.13%, 05/01/2027*	150,000	147,229
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/2029	765,000	678,315
2.80%, 04/01/2031	380,000	322,720
3.50%, 06/01/2041	40,000	27,716
4.91%, 07/23/2025	25,000	24,985
5.38%, 05/01/2047	40,000	32,869
Comcast Corp.
1.95%, 01/15/2031	455,000	383,753
2.45%, 08/15/2052	30,000	16,217
2.80%, 01/15/2051	70,000	41,517
2.94%, 11/01/2056	471,000	273,147
4.15%, 10/15/2028	145,000	142,101
CSC Holdings LLC
6.50%, 02/01/2029*	200,000	170,500
DISH DBS Corp.
7.75%, 07/01/2026	40,000	34,971
Security Description	Shares or Principal Amount	Value

Media (continued)
iHeartCommunications, Inc.
7.75%, 08/15/2030*	$ 120,150	$ 98,188
9.13%, 05/01/2029*	71,250	62,344
News Corp.
3.88%, 05/15/2029*	120,000	112,047
Nexstar Media, Inc.
5.63%, 07/15/2027*	115,000	113,424
Scripps Escrow II, Inc.
3.88%, 01/15/2029*	170,000	123,979
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	250,000	233,776
Time Warner Cable LLC
4.50%, 09/15/2042	65,000	49,826
5.50%, 09/01/2041	80,000	69,452
6.55%, 05/01/2037	250,000	245,953
Univision Communications, Inc.
4.50%, 05/01/2029*	120,000	109,277
		3,741,755
Mining — 0.2%
Freeport-McMoRan, Inc.
5.45%, 03/15/2043	165,000	153,486
Glencore Funding LLC
2.63%, 09/23/2031*	250,000	211,912
6.38%, 10/06/2030*	342,000	360,268
Kaiser Aluminum Corp.
4.63%, 03/01/2028*	125,000	120,452
		846,118
Miscellaneous Manufactur — 0.0%
Hillenbrand, Inc.
3.75%, 03/01/2031	165,000	145,397
Oil & Gas — 0.6%
Aker BP ASA
5.13%, 10/01/2034*	180,000	169,151
Baytex Energy Corp.
8.50%, 04/30/2030*	110,000	113,327
BP Capital Markets America, Inc.
2.72%, 01/12/2032	450,000	387,036
BP Capital Markets PLC
4.38%, 06/22/2025(2)	66,000	65,638
4.88%, 03/22/2030(2)	58,000	55,857
Civitas Resources, Inc.
8.63%, 11/01/2030*	135,000	143,095
ConocoPhillips Co.
5.05%, 09/15/2033	89,000	87,922
5.55%, 03/15/2054	180,000	171,697
Coterra Energy, Inc.
5.40%, 02/15/2035	70,000	68,049
Exxon Mobil Corp.
2.61%, 10/15/2030	165,000	147,308
Hess Corp.
5.60%, 02/15/2041	200,000	196,745
Marathon Petroleum Corp.
4.70%, 05/01/2025	215,000	214,993
Occidental Petroleum Corp.
5.38%, 01/01/2032	40,000	39,236
6.13%, 01/01/2031	150,000	153,883
6.20%, 03/15/2040	49,000	48,369
Petroleos Mexicanos
6.50%, 03/13/2027	129,000	124,450

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Pioneer Natural Resources Co.
2.15%, 01/15/2031	$ 295,000	$ 252,242
		2,438,998
Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%, 08/15/2026*	200,000	176,000
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/2027*	145,000	145,477
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Group Issuer LU
4.00%, 10/15/2027*	70,000	70,115
		391,592
Pharmaceuticals — 0.4%
AbbVie, Inc.
3.20%, 11/21/2029	277,000	258,191
4.05%, 11/21/2039	470,000	403,560
4.25%, 11/21/2049	40,000	32,718
5.05%, 03/15/2034	20,000	19,840
Bristol-Myers Squibb Co.
3.90%, 03/15/2062	110,000	78,546
5.20%, 02/22/2034	140,000	140,020
5.55%, 02/22/2054	150,000	145,612
5.65%, 02/22/2064	80,000	77,205
CVS Health Corp.
5.05%, 03/25/2048	235,000	196,422
5.25%, 02/21/2033	285,000	276,813
CVS Pass-Through Trust
7.51%, 01/10/2032*	39,026	40,780
		1,669,707
Pipelines — 0.8%
Buckeye Partners LP
3.95%, 12/01/2026	160,000	155,569
Cheniere Energy Partners LP
3.25%, 01/31/2032	270,000	234,243
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	45,000	46,432
6.04%, 11/15/2033*	560,000	574,872
DT Midstream, Inc.
4.13%, 06/15/2029*	140,000	132,358
Energy Transfer LP
5.15%, 02/01/2043	55,000	48,754
5.30%, 04/01/2044	140,000	125,659
5.60%, 09/01/2034	320,000	318,089
5.63%, 05/01/2027*	225,000	225,061
5.80%, 06/15/2038	65,000	64,378
EnLink Midstream LLC
5.63%, 01/15/2028*	90,000	90,973
6.50%, 09/01/2030*	105,000	110,470
EQM Midstream Partners LP
4.50%, 01/15/2029*	125,000	120,501
Hess Midstream Operations LP
5.50%, 10/15/2030*	75,000	74,052
Kinetik Holdings LP
5.88%, 06/15/2030*	115,000	114,101
MPLX LP
5.50%, 06/01/2034	560,000	553,208
NGPL PipeCo LLC
4.88%, 08/15/2027*	250,000	248,319
Northern Natural Gas Co.
3.40%, 10/16/2051*	70,000	46,030
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
NuStar Logistics LP
5.63%, 04/28/2027	$ 70,000	$ 70,027
Sabine Pass Liquefaction LLC
5.88%, 06/30/2026	212,000	213,973
		3,567,069
REITS — 0.4%
American Tower Corp.
2.10%, 06/15/2030	385,000	330,579
DOC DR LLC
4.30%, 03/15/2027	500,000	495,029
Iron Mountain, Inc.
5.25%, 07/15/2030*	130,000	125,026
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/2027	115,000	112,624
UDR, Inc.
2.10%, 06/15/2033	305,000	235,736
Ventas Realty LP
3.00%, 01/15/2030	295,000	267,650
VICI Properties LP/VICI Note Co., Inc.
4.63%, 12/01/2029*	65,000	62,442
5.75%, 02/01/2027*	40,000	40,373
		1,669,459
Retail — 0.2%
Asbury Automotive Group, Inc.
4.50%, 03/01/2028	165,000	160,085
Bath & Body Works, Inc.
6.88%, 11/01/2035	95,000	98,031
Beacon Roofing Supply, Inc.
6.50%, 08/01/2030*	95,000	97,968
Group 1 Automotive, Inc.
4.00%, 08/15/2028*	115,000	109,119
Home Depot, Inc.
4.95%, 06/25/2034	160,000	157,941
Lithia Motors, Inc.
4.63%, 12/15/2027*	125,000	121,339
		744,483
Semiconductors — 0.2%
Broadcom, Inc.
3.14%, 11/15/2035*	562,000	456,789
3.47%, 04/15/2034*	100,000	86,412
4.55%, 02/15/2032	40,000	38,536
Entegris, Inc.
3.63%, 05/01/2029*	160,000	147,178
Marvell Technology, Inc.
2.95%, 04/15/2031	360,000	317,093
		1,046,008
Software — 0.1%
Elastic NV
4.13%, 07/15/2029*	115,000	107,548
Oracle Corp.
3.60%, 04/01/2040	115,000	89,692
Take-Two Interactive Software, Inc.
5.60%, 06/12/2034	40,000	40,232
		237,472
Telecommunications — 0.7%
AT&T, Inc.
2.55%, 12/01/2033	178,000	143,686
2.75%, 06/01/2031	300,000	262,511
3.55%, 09/15/2055	418,000	280,556

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
Crown Castle Towers LLC
4.24%, 07/15/2048*	$ 250,000	$ 240,888
Hughes Satellite Systems Corp.
6.63%, 08/01/2026	155,000	106,881
Lumen Technologies, Inc.
4.13%, 04/15/2029*	90,985	81,585
4.13%, 04/15/2030*	90,994	79,752
Rogers Communications, Inc.
3.80%, 03/15/2032	125,000	112,112
Sprint Capital Corp.
8.75%, 03/15/2032	75,000	89,604
Sprint LLC
7.63%, 03/01/2026	70,000	71,385
T-Mobile USA, Inc.
3.38%, 04/15/2029	1,190,000	1,114,934
Verizon Communications, Inc.
2.36%, 03/15/2032	715,000	594,796
		3,178,690
Transportation — 0.1%
CSX Corp.
2.50%, 05/15/2051	320,000	184,721
Union Pacific Corp.
3.55%, 08/15/2039	195,000	159,133
		343,854
Water — 0.0%
American Water Capital Corp.
5.45%, 03/01/2054	139,000	131,656
Total Corporate Bonds & Notes (cost $79,442,268)		76,528,751
ASSET BACKED SECURITIES — 5.4%
Auto Loan Receivables — 2.2%
American Credit Acceptance Receivables Trust
Series 2021-3, Class D 1.34%, 11/15/2027*	351,664	349,901
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C 0.89%, 10/19/2026	230,076	228,412
Series 2024-1, Class A3 5.43%, 01/18/2029	250,000	252,616
Avis Budget Rental Car Funding AESOP LLC
Series 2024-3A, Class A 5.23%, 12/20/2030*	232,000	233,842
Bridgecrest Lending Auto Securitization Trust
Series 2025-1, Class C 5.15%, 12/17/2029	350,000	350,767
Series 2024-3, Class C 5.70%, 07/16/2029	438,000	443,236
Series 2024-1, Class D 6.03%, 11/15/2029	300,000	304,867
Carmax Auto Owner Trust
Series 2021-1, Class C 0.94%, 12/15/2026	450,000	447,817
Credit Acceptance Auto Loan Trust
Series 2024-3, Class C 5.39%, 01/16/2035*	404,000	398,621
Series 2024-2A, Class C 6.70%, 10/16/2034*	245,000	251,078
Series 2024-1A, Class C 6.71%, 07/17/2034*	632,000	647,763
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Drive Auto Receivables Trust
Series 2024-1, Class C 5.43%, 11/17/2031	$ 280,000	$ 281,714
DT Auto Owner Trust
Series 2021-3A, Class D 1.31%, 05/17/2027*	523,875	511,110
Series 2022-3A, Class B 6.74%, 07/17/2028*	72,244	72,354
Enterprise Fleet Financing LLC
Series 2024-2, Class A3 5.61%, 04/20/2028*	134,000	136,310
First Investors Auto Owner Trust
Series 2023-1A, Class C 6.81%, 12/17/2029*	470,000	485,416
Ford Credit Auto Owner Trust
Series 2021-1, Class A 1.37%, 10/17/2033*	100,000	96,244
GLS Auto Select Receivables Trust
Series 2023-2A, Class C 7.31%, 01/15/2030*	450,000	471,574
GM Financial Automobile Leasing Trust
Series 2024-2, Class A3 5.39%, 07/20/2027	159,000	160,721
Harley-Davidson Motorcycle Trust
Series 2024-A, Class A3 5.37%, 03/15/2029	356,000	360,345
Merchants Fleet Funding LLC
Series 2024-1A, Class A 5.82%, 04/20/2037*	331,000	334,703
Nissan Auto Receivables Owner Trust
Series 2024-A, Class A3 5.28%, 12/15/2028	542,000	548,004
OneMain Direct Auto Receivables Trust
Series 2021-1A, Class A 0.87%, 07/14/2028*	65,316	64,471
Santander Drive Auto Receivables Trust
Series 2021-1, Class D 1.13%, 11/16/2026	8,868	8,843
Series 2020-4, Class D 1.48%, 01/15/2027	16,462	16,440
Series 2025-1, Class C 5.04%, 03/17/2031	446,000	447,527
Series 2024-3, Class C 5.64%, 08/15/2030	488,000	496,545
SBNA Auto Lease Trust
Series 2024-B, Class A3 5.56%, 11/22/2027*	170,000	171,750
Veros Auto Receivables Trust
Series 2024-1, Class B 6.60%, 06/15/2028*	160,000	162,052
Westlake Automobile Receivables Trust
Series 2021-1A, Class D 1.23%, 04/15/2026*	54,767	54,608
Series 2021-3A, Class C 1.58%, 01/15/2027*	26,328	26,290
Series 2024-1A, Class C 5.65%, 02/15/2029*	130,000	131,507
Series 2023-3A, Class C 6.02%, 09/15/2028*	600,000	609,537
World Omni Auto Receivables Trust
Series 2024-B, Class A3 5.27%, 09/17/2029	244,000	246,761
		9,803,746

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Credit Card Receivables — 0.2%
Mercury Financial Credit Card Master Trust
Series 2024-2A, Class A 6.56%, 07/20/2029*	$ 258,000	$ 261,472
Series 2023-1A, Class A 8.04%, 09/20/2027*	400,000	400,474
		661,946
Home Equity — 0.0%
Option One Mtg. Loan Trust FRS
Series 2004-3, Class M2 5.28%, (TSFR1M+0.97%), 11/25/2034	11,836	12,027
Renaissance Home Equity Loan Trust FRS
Series 2005-2, Class AV3 5.17%, (TSFR1M+0.85%), 08/25/2035	107,761	94,585
		106,612
Other Asset Backed Securities — 3.0%
AMSR Trust
Series 2024-SFR1, Class C 4.29%, 07/17/2041*	199,000	188,389
Business Jet Securities LLC
Series 2024-2, Class A 5.36%, 09/15/2039*	675,796	668,551
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1 1.53%, 03/15/2061*	94,245	89,649
Commonbond Student Loan Trust
Series 2019-AGS, Class A1 2.54%, 01/25/2047*	20,901	18,787
Series 2018-CGS, Class A1 3.87%, 02/25/2046*	16,484	15,805
Domino's Pizza Master Issuer LLC
Series 2015-1A, Class A2II 4.47%, 10/25/2045*	435,925	434,352
Driven Brands Funding LLC
Series 2019-2A, Class A2 3.98%, 10/20/2049*	184,915	180,937
FirstKey Homes Trust
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	962,928	947,137
Foundation Finance Trust
Series 2024-2A, Class A 4.60%, 03/15/2050*	416,456	412,361
Granite Park Equipment Leasing
Series 2023-1A, Class A3 6.46%, 09/20/2032*	192,000	199,550
GSAMP Trust FRS
Series 2006-FM1, Class A2C 4.75%, (TSFR1M+0.43%), 04/25/2036	131,317	84,558
Hilton Grand Vacations Trust
Series 2024-3A, Class A 4.98%, 08/27/2040*	239,054	238,226
Series 2024-2A, Class A 5.50%, 03/25/2038*	151,508	152,955
Series 2024-1B, Class C 6.62%, 09/15/2039*	204,293	206,172
HINNT LLC
Series 2024-A, Class B 5.84%, 03/15/2043*	144,881	146,178
HPEFS Equipment Trust
Series 2023-2A, Class C 6.48%, 01/21/2031*	357,000	362,242
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Invitation Homes Trust
Series 2024-SFR1, Class A 4.00%, 09/17/2041*	$ 320,879	$ 307,238
Lendmark Funding Trust
Series 2024-2A, Class A 4.47%, 02/21/2034*	240,000	236,008
Mariner Finance Issuance Trust
Series 2024-AA, Class A 5.13%, 09/22/2036*	428,000	430,139
MVW LLC
Series 2024-2A, Class A 4.43%, 03/20/2042*	308,881	302,591
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A 0.97%, 12/16/2069*	104,091	91,756
NMEF Funding LLC
Series 2023-A, Class A2 6.57%, 06/17/2030*	183,609	185,643
Pagaya AI Technology in Housing Trust
Series 2023-1, Class A 3.60%, 10/25/2040*	315,000	295,443
PRET Trust VRS
Series 2024-RPL2, Class A1 4.08%, 06/25/2064*(3)	320,438	300,029
Progress Residential Trust
Series 2024-SFR3, Class A 3.00%, 06/17/2041*	350,000	322,123
Series 2024-SFR4, Class A 3.10%, 07/17/2041*	705,000	650,364
Series 2024-SFR3, Class B 3.50%, 06/17/2041*	490,000	454,886
Series 2025-SFR1, Class C 3.65%, 02/17/2042*	278,125	255,583
Series 2023-SFR2, Class A 4.50%, 10/17/2040*	700,000	688,501
Series 2023-SFR2, Class B 4.50%, 10/17/2040*	100,000	97,213
Progress Residential Trust VRS
Series 2024-SFR5, Class D 3.38%, 08/09/2029*(3)	495,000	445,606
Series 2024-SFR2, Class B 3.40%, 04/17/2041*(3)	123,000	114,279
Republic Finance Issuance Trust
Series 2024-A, Class A 5.91%, 08/20/2032*	359,000	362,787
SCF Equipment Leasing LLC
Series 2024-1A, Class C 5.82%, 09/20/2032*	129,000	131,019
Series 2023-1A, Class B 6.37%, 05/20/2032*	430,000	446,259
SCF Equipment Trust LLC
Series 2025-1A, Class B 5.23%, 09/20/2034*	267,000	268,740
Sierra Timeshare Receivables Funding LLC
Series 2024-1A, Class C 5.94%, 01/20/2043*	60,383	60,577
SLM Private Credit Student Loan Trust FRS
Series 2006-BW, Class A5 4.82%, (TSFR3M+0.46%), 12/15/2039	42,039	40,783
SMB Private Education Loan Trust
Series 2021-D, Class A1A 1.34%, 03/17/2053*	99,394	92,050

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Subway Funding LLC
Series 2024-1A, Class A2I 6.03%, 07/30/2054*	$ 778,050	$ 786,007
Tricon Residential Trust
Series 2024-SFR4, Class A 4.30%, 11/17/2041*	370,000	358,543
Series 2024-SFR4, Class B 4.65%, 11/17/2041*	200,000	193,911
Series 2024-SFR2, Class A 4.75%, 06/17/2040*	259,838	257,568
Series 2023-SFR2, Class B 5.00%, 12/17/2040*	220,000	217,759
Verdant Receivables LLC
Series 2024-1A, Class A2 5.68%, 12/12/2031*	98,405	99,490
Wingspire Equipment Finance LLC
Series 2024-1A, Class A2 4.99%, 09/20/2032*	320,000	320,334
		13,159,078
Total Asset Backed Securities (cost $23,439,201)		23,731,382
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.8%
Commercial and Residential — 1.7%
Arroyo Mtg. Trust VRS
Series 2019-3, Class A1 2.96%, 10/25/2048*(3)	27,382	25,741
Series 2019-1, Class A1 3.81%, 01/25/2049*(3)	13,931	13,416
BAMLL Commercial Mtg. Securities Trust VRS
Series 2018-PARK, Class A 4.09%, 08/10/2038*(3)	100,000	96,028
BANK
Series 2020-BN28, Class AS 2.14%, 03/15/2063	100,000	83,762
Braemar Hotels & Resorts Trust FRS
Series 2018-PRME, Class A 5.30%, (TSFR1M+0.99%), 06/15/2035*	3,433	3,424
BX Commercial Mtg. Trust FRS
Series 2021-VINO, Class A 5.07%, (TSFR1M+0.77%), 05/15/2038*	17,395	17,379
CCUBS Commercial Mtg. Trust VRS
Series 2017-C1, Class C 4.43%, 11/15/2050(3)	60,000	54,244
CD Mtg. Trust VRS
Series 2016-CD1, Class C 3.63%, 08/10/2049(3)	205,000	148,836
Series 2016-CD2, Class C 3.99%, 11/10/2049(3)	130,000	75,386
Series 2018-CD7, Class C 4.84%, 08/15/2051(3)	600,000	538,693
CIM Trust FRS
Series 2019-INV1, Class A2 5.47%, (SOFR30A+1.11%), 02/25/2049*	4,034	3,920
Citigroup Commercial Mtg. Trust VRS
Series 2015-GC29, Class C 4.18%, 04/10/2048(3)	117,435	111,206
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2015-PS1, Class B1 5.25%, 09/25/2042*(3)	103,587	101,939
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
COMM Mtg. Trust
Series 2016-667M, Class A 3.14%, 10/10/2036*	$ 100,000	$ 87,745
Countrywide Alternative Loan Trust FRS
Series 2006-OA9, Class 1A1 4.61%, (TSFR1M+0.31%), 07/20/2046	83,891	64,505
CSAIL Commercial Mtg. Trust VRS
Series 2021-C20, Class AS 3.08%, 03/15/2054(3)	350,000	297,353
CSMC Trust VRS
Series 2015-1, Class B2 3.89%, 01/25/2045*(3)	28,715	27,261
DBGS Mtg. Trust FRS
Series 2018-BIOD, Class A 5.41%, (TSFR1M+1.10%), 05/15/2035*	74,128	73,989
GCAT Trust VRS
Series 2021-NQM2, Class A1 1.04%, 05/25/2066*(3)	76,897	64,474
GS Mtg. Securities Trust
Series 2017-GPTX, Class A 2.86%, 05/10/2034*	148,495	127,729
ILPT Commercial Mtg. Trust FRS
Series 2022-LPF2, Class A 6.55%, (TSFR1M+2.25%), 10/15/2039*	251,909	252,696
JPMBB Commercial Mtg. Securities Trust VRS
Series 2013-C12, Class C 3.98%, 07/15/2045(3)	248,540	236,585
JPMorgan Chase Commercial Mtg. Securities Trust VRS
Series 2016-JP4, Class C 3.38%, 12/15/2049(3)	60,000	49,847
JPMorgan Mtg. Trust VRS
Series 2021-1, Class A4 2.50%, 06/25/2051*(3)	43,039	38,768
Series 2016-4, Class A13 3.50%, 10/25/2046*(3)	23,153	20,710
Series 2017-3, Class B2 3.78%, 08/25/2047*(3)	139,486	126,501
LB-UBS Commercial Mtg. Trust VRS
Series 2006-C6, Class AJ 5.45%, 09/15/2039(3)	114,664	38,202
LHOME Mtg. Trust
Series 2024-RTL4, Class A1 5.92%, 07/25/2039*	385,000	386,515
MetLife Securitization Trust VRS
Series 2017-1A, Class A 3.00%, 04/25/2055*(3)	70,086	66,248
MHC Commercial Mtg. Trust FRS
Series 2021-MHC, Class A 5.22%, (TSFR1M+0.92%), 04/15/2038*	30,471	30,442
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2015-C21, Class B 3.85%, 03/15/2048(3)	195,000	185,434
Morgan Stanley Capital I Trust
Series 2020-HR8, Class AS 2.30%, 07/15/2053	125,000	103,330
Morgan Stanley Capital I Trust VRS
Series 2018-MP, Class A 4.28%, 07/11/2040*(3)	230,000	208,677
Series 2019-L2, Class C 4.97%, 03/15/2052(3)	200,000	167,172
MRCD Mtg. Trust
Series 2019-PARK, Class B 2.72%, 12/15/2036*	145,000	121,681

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2019-PARK, Class C 2.72%, 12/15/2036*	$ 150,000	$ 116,782
New Residential Mtg. Loan Trust VRS
Series 2016-4A, Class B1A 4.50%, 11/25/2056*(3)	59,994	57,679
Series 2015-2A, Class B3 5.33%, 08/25/2055*(3)	38,136	37,605
OBX Trust FRS
Series 2019-EXP1, Class 2A1B 5.40%, (TSFR1M+1.06%), 01/25/2059*	55,753	55,932
PRPM LLC
Series 2024-RPL2, Class A1 3.50%, 05/25/2054*	387,933	371,839
Series 2024-RCF3, Class A1 4.00%, 05/25/2054*	167,953	164,225
Series 2024-RCF4, Class A1 4.00%, 07/25/2054*	165,099	160,108
SBALR Commercial Mtg. Trust
Series 2020-RR1, Class A3 2.83%, 02/13/2053*	749,195	632,442
SDR Commercial Mtg. Trust FRS
Series 2024-DSNY, Class B 6.05%, (TSFR1M+1.74%), 05/15/2039*	300,000	299,625
Sequoia Mtg. Trust VRS
Series 2021-3, Class A4 2.50%, 05/25/2051*(3)	69,598	61,078
Series 2013-2, Class B1 3.64%, 02/25/2043(3)	9,019	8,740
SG Commercial Mtg. Securities Trust
Series 2016-C5, Class B 3.93%, 10/10/2048	325,000	305,321
Towd Point Mtg. Trust VRS
Series 2019-4, Class A2 3.25%, 10/25/2059*(3)	750,000	669,824
Wells Fargo Commercial Mtg. Trust
Series 2017-C41, Class A3 3.21%, 11/15/2050	60,000	57,367
Wells Fargo Mtg. Backed Securities Trust
Series 2007-7, Class A1 6.00%, 06/25/2037	7,131	6,413
WFRBS Commercial Mtg. Trust VRS
Series 2014-C22, Class C 3.62%, 09/15/2057(3)	165,000	135,894
Series 2014-C22, Class B 4.37%, 09/15/2057(3)	175,000	158,812
		7,349,524
U.S. Government Agency — 1.1%
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2017-K70, Class B 3.81%, 12/25/2049*(3)	420,000	403,263
Series 2017-K62, Class B 3.88%, 01/25/2050*(3)	580,000	567,456
Series 2017-K66, Class C 4.04%, 07/25/2027*(3)	310,000	298,400
Federal Home Loan Mtg. Corp. Multifamily Structured Credit Risk FRS
Series 2024-MN8, Class M2 8.60%, (SOFR30A+4.25%), 05/25/2044*	150,000	155,747
Federal Home Loan Mtg. Corp. REMIC
Series 4056, Class BI 3.00%, 05/15/2027(4)	3,115	72
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 4207, Class JI 3.00%, 05/15/2028(4)	$ 27,294	$ 797
Series 4579, Class BA 3.00%, 01/15/2043	2,246	2,232
Series 4661, Class HA 3.00%, 05/15/2043	399	398
Series 4121, Class UI 3.50%, 10/15/2042(4)	122,119	14,027
Series 4808, Class DL 4.00%, 11/15/2045	30,000	29,207
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4954, Class SY 1.58%, (5.94%-SOFR30A), 02/25/2050(4)(5)	111,555	12,421
Series 3994, Class SH 2.08%, (6.49%-SOFR30A), 06/15/2041(4)(5)	164,513	9,066
Federal National Mtg. Assoc. VRS
Series 2023-M1, Class 1A 3.43%, 04/25/2032(3)	1,166,846	1,097,024
Federal National Mtg. Assoc. REMIC
Series 2013-2, Class BI 2.50%, 02/25/2028(4)	40,988	1,018
Series 2013-10, Class YI 3.00%, 02/25/2028(4)	7,341	183
Series 2017-54, Class IO 3.00%, 07/25/2032(4)	79,848	4,780
Series 2016-62, Class IA 3.00%, 10/25/2040(4)	10,932	225
Series 2016-92, Class A 3.00%, 04/25/2042	5,295	5,201
Series 2021-1, Class JI 3.00%, 01/25/2051(4)	150,381	24,864
Series 2016-4, Class LI 3.50%, 02/25/2036(4)	94,428	7,750
Series 2017-66, Class C 3.50%, 08/25/2045	9,297	9,237
Series 2017-46, Class LB 3.50%, 12/25/2052	58,813	57,715
Series 2017-49, Class JA 4.00%, 07/25/2053	40,729	40,360
Series 2015-18, Class IA 4.50%, 04/25/2045(4)	97,512	20,197
Series 2002-16, Class TM 7.00%, 04/25/2032	17,481	17,993
Federal National Mtg. Assoc. REMIC FRS
Series 2024-67, Class FA 5.52%, (SOFR30A+1.17%), 09/25/2054	1,241,370	1,228,407
Federal National Mtg. Assoc. REMIC VRS
Series 2015-38, Class AS 1.81%, 06/25/2045(3)(4)	54,705	3,279
Federal National Mtg. Assoc. STRIPS
Series 421, Class C3 4.00%, 07/25/2030(4)	28,100	1,418
Government National Mtg. Assoc. REMIC
Series 2020-185, Class LI 2.00%, 12/20/2050(4)	667,836	81,624
Series 2020-191, Class IM 2.50%, 12/20/2050(4)	146,085	20,127
Series 2017-51, Class AH 2.60%, 05/16/2059	27,951	23,106
Series 2017-190, Class AD 2.60%, 03/16/2060	18,192	15,098
Series 2020-146, Class MI 3.00%, 10/20/2050(4)	126,238	19,889

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2020-167, Class IE 3.00%, 11/20/2050(4)	$ 137,409	$ 23,382
Series 2020-167, Class IG 3.00%, 11/20/2050(4)	184,893	28,926
Series 2020-181, Class MI 3.00%, 12/20/2050(4)	120,183	19,930
Series 2021-15, Class IP 3.00%, 01/20/2051(4)	199,054	31,372
Series 2025-1, Class GC 3.50%, 10/20/2051	670,000	621,727
Series 2017-87, Class IO 4.00%, 01/20/2046(4)	17,209	795
Government National Mtg. Assoc. REMIC FRS
Series 2016-147, Class SE 1.69%, (5.99%-TSFR1M), 10/20/2046(4)(5)	73,813	7,657
Series 2017-176, Class SC 1.79%, (6.09%-TSFR1M), 11/20/2047(4)(5)	85,678	10,620
Government National Mtg. Assoc. REMIC VRS
Series 2013-97, Class IO 0.78%, 06/16/2045(3)(4)	377,559	4,683
		4,921,673
Total Collateralized Mortgage Obligations (cost $13,067,206)		12,271,197
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 8.5%
U.S. Government — 7.6%
United States Treasury Bonds
1.88%, 11/15/2051	2,703,500	1,492,522
2.00%, 11/15/2041 to 08/15/2051	5,419,000	3,508,939
2.25%, 02/15/2052	1,916,000	1,162,249
3.88%, 05/15/2043	2,660,000	2,349,009
4.00%, 11/15/2042	1,200,000	1,082,766
4.13%, 08/15/2044	850,000	771,109
4.50%, 02/15/2044	500,000	478,340
4.63%, 11/15/2044	1,000,000	970,781
United States Treasury Notes
1.25%, 11/30/2026	1,700,000	1,612,609
2.75%, 07/31/2027	1,080,000	1,042,622
3.38%, 09/15/2027	175,000	171,336
3.50%, 04/30/2028	1,909,800	1,866,009
3.75%, 12/31/2028	2,500,000	2,450,195
3.88%, 08/15/2034	1,230,000	1,166,770
4.13%, 06/15/2026(6)	1,045,000	1,043,735
4.13%, 11/30/2031	1,010,000	991,063
4.25%, 01/31/2026(6)	5,553,000	5,552,349
4.25%, 02/28/2031 to 11/15/2034	3,640,000	3,597,590
4.63%, 10/15/2026 to 04/30/2031	2,120,000	2,140,078
		33,450,071
U.S. Government Agency — 0.9%
Federal Home Loan Bank
2.09%, 02/22/2036	890,000	671,327
Federal Home Loan Mtg. Corp.
2.00%, 11/01/2035 to 08/01/2050	182,232	152,537
3.00%, 04/01/2035	13,297	12,477
3.50%, 07/01/2042 to 02/01/2044	81,889	74,275
5.00%, 01/01/2034 to 04/01/2035	23,843	23,743
6.00%, 05/01/2031	2,756	2,830
7.50%, 12/01/2030 to 02/01/2031	10,796	10,822
Federal National Mtg. Assoc.
2.00%, 02/01/2032 to 11/01/2035	84,956	77,145
2.50%, 06/01/2027 to 03/01/2035	107,907	101,485
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
3.00%, 10/01/2036 to 04/01/2043	$ 89,210	$ 80,091
3.50%, 08/01/2031 to 05/01/2058	1,319,209	1,178,996
4.00%, 09/01/2038 to 07/01/2056	806,407	744,211
4.50%, 03/01/2041	51,746	50,195
5.00%, 08/01/2035 to 07/01/2047	210,453	209,433
6.00%, 05/01/2031	1,266	1,299
6.50%, 09/01/2025 to 01/01/2032	3,142	3,235
7.00%, 05/01/2029 to 01/01/2031	3,340	3,497
7.50%, 01/01/2031	1,428	1,437
Government National Mtg. Assoc.
3.00%, 02/15/2043	54,601	48,784
3.50%, 09/15/2042 to 11/20/2047	179,648	164,374
4.00%, 10/20/2044	46,281	43,019
4.50%, 05/15/2039 to 10/20/2040	49,432	47,792
5.50%, 07/20/2033	20,869	21,220
6.00%, 07/20/2033	14,850	15,185
6.50%, 03/20/2027 to 04/20/2027	1,543	1,574
7.50%, 09/15/2030 to 01/15/2032	11,173	11,523
		3,752,506
Total U.S. Government & Agency Obligations (cost $42,100,673)		37,202,577
FOREIGN GOVERNMENT OBLIGATIONS — 0.7%
Sovereign — 0.7%
Arab Republic of Egypt
8.88%, 05/29/2050	200,000	165,000
Dominican Republic
6.00%, 02/22/2033*	396,000	384,833
Government of Bermuda
2.38%, 08/20/2030*	260,000	222,326
4.75%, 02/15/2029*	200,000	195,600
5.00%, 07/15/2032*	305,000	294,325
Kingdom of Morocco
3.00%, 12/15/2032*	200,000	163,981
Kingdom of Saudi Arabia
5.00%, 01/18/2053*	238,000	202,631
Republic of Hungary
5.50%, 03/26/2036*	268,000	254,753
Republic of Paraguay
6.00%, 02/09/2036*	350,000	346,742
State of Israel
5.75%, 03/12/2054	241,000	223,612
United Mexican States
6.00%, 05/07/2036	345,000	325,998
6.34%, 05/04/2053	200,000	178,367
Total Foreign Government Obligations (cost $3,140,262)		2,958,168
MUNICIPAL SECURITIES — 0.1%
California State University Revenue Bonds
2.98%, 11/01/2051	90,000	60,384
New York City Water & Sewer System Revenue Bonds
5.72%, 06/15/2042	225,000	223,913
New York State Thruway Authority Revenue Bonds
2.90%, 01/01/2035	85,000	72,368
Port Authority of New York & New Jersey Revenue Bonds
3.29%, 08/01/2069	95,000	59,502

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
Regents of the University of California Medical Center Revenue Bonds
3.26%, 05/15/2060	$ 95,000	$ 61,002
Rutgers The State University of New Jersey Revenue Bonds
3.92%, 05/01/2119	63,000	42,764
University of Missouri Revenue Bonds
2.75%, 11/01/2050	50,000	31,711
Total Municipal Securities (cost $742,095)		551,644
UNAFFILIATED INVESTMENT COMPANIES — 1.1%
JPMorgan Emerging Markets Equity Fund, Class R6 (cost $4,447,090)	151,335	4,723,149
Total Long-Term Investment Securities (cost $390,708,073)		423,331,450
SHORT-TERM INVESTMENTS — 1.0%
Commercial Paper — 0.3%
Australia & New Zealand Banking Group, Ltd.
4.39%, 11/25/2025*	250,000	241,187
Crédit Industriel et Commercial Insititutional Certificate
4.65%, 11/21/2025	250,000	250,261
DNB Bank ASA
5.20%, 05/29/2025	246,000	242,528
HSBC USA, Inc.
5.59%, 05/20/2025	250,000	246,601
Svenska Handelsbanken AB, Class A
4.39%, 11/18/2025	201,000	194,079
		1,174,656
Unaffiliated Investment Companies — 0.7%
JPMorgan Prime Money Market Fund, Class IM 4.57%(7)	3,364,703	3,366,049
Total Short-Term Investments (cost $4,538,536)		4,540,705
TOTAL INVESTMENTS (cost $395,246,609)(8)	97.6%	427,872,155
Other assets less liabilities	2.4	10,633,634
NET ASSETS	100.0%	$438,505,789
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan Diversified Balanced Portfolio has no right to demand registration of these securities. At January 31, 2025, the aggregate value of these securities was $49,115,364 representing 11.2% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Interest Only
(5)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at January 31, 2025.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	The rate shown is the 7-day yield as of January 31, 2025.
(8)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BR—Bearer Shares
CDI—CHESS Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)
DAC—Designated Activity Company
FRS—Floating Rate Security
LSE—London Stock Exchange
REMIC—Real Estate Mortgage Investment Conduit
RSP—Risparmio Shares-Savings Shares on the Italian Stock Exchange
SDR—Swedish Depositary Receipt
SOFR—Secured Overnight Financing Rate
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
XAMS—Euronext Amsterdam Stock Exchange
The rates shown on FRS and/or VRS are the current interest rates at January 31, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
21	Long	FTSE 100 Index	March 2025	$ 2,224,096	$ 2,255,142	$ 31,046
2	Long	MSCI EAFE Index	March 2025	233,513	237,050	3,537
14	Long	S&P 500 E-Mini Index	March 2025	4,217,017	4,247,075	30,058
24	Long	TOPIX Index	March 2025	4,253,570	4,318,901	65,331
7	Long	U.S. Treasury Ultra 10 Year Notes	March 2025	772,622	779,625	7,003
50	Short	Euro FX	March 2025	6,595,575	6,498,125	97,450
15	Short	Japan 10 Year Bonds	March 2025	13,775,310	13,604,887	170,423

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Futures Contracts — (continued)

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
227	Short	MSCI Emerging Markets Index	March 2025	12,660,455	$12,376,040	$284,415
48	Short	Swiss Franc	March 2025	6,819,569	6,621,000	198,569
						$887,832
						Unrealized (Depreciation)
183	Long	Australian 10 Year Bonds	March 2025	$13,047,643	$12,778,264	$ (269,379)
19	Long	E-Mini Russell 2000 Index	March 2025	2,258,730	2,180,629	(78,101)
10	Long	S&P Mid Cap 400 E-Mini Index	March 2025	3,321,921	3,250,000	(71,921)
284	Long	U.S. Treasury 10 Year Notes	March 2025	31,173,073	30,911,625	(261,448)
34	Long	U.S. Treasury 2 Year Notes	March 2025	6,998,223	6,991,250	(6,973)
13	Long	U.S. Treasury Long Bonds	March 2025	1,513,864	1,480,781	(33,083)
58	Long	U.S. Treasury Ultra Bonds	March 2025	7,153,501	6,871,187	(282,314)
24	Short	MSCI EAFE Index	March 2025	2,774,110	2,844,600	(70,490)
6	Short	U.S. Treasury 5 Year Notes	March 2025	638,122	638,343	(221)
						$(1,073,930)
		Net Unrealized Appreciation (Depreciation)				$(186,098)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	USD	793,136	SEK	8,610,891	04/29/2025	$ —	$(12,569)
BNP Paribas SA	EUR	414,613	USD	432,519	04/29/2025	606	—
	HKD	1,959,240	USD	252,319	02/03/2025	873	—
	SGD	639,666	USD	476,511	04/29/2025	4,208	—
	USD	1,550,410	AUD	2,451,154	04/29/2025	—	(25,814)
						5,687	(25,814)
Goldman Sachs International	USD	449,536	JPY	69,260,047	04/30/2025	1,367	—
HSBC Bank PLC	CHF	147,629	USD	164,495	04/29/2025	833	—
	DKK	1,819,482	USD	257,267	04/29/2025	3,058	—
	EUR	438,576	USD	463,118	04/29/2025	6,243	—
	HKD	5,083,160	USD	653,785	04/29/2025	138	—
	USD	305,891	HKD	2,374,382	02/03/2025	—	(1,167)
						10,272	(1,167)
Morgan Stanley & Co. International PLC	USD	455,840	GBP	365,942	04/29/2025	—	(2,227)
State Street Bank & Trust Company	EUR	3,346,769	USD	3,528,094	04/29/2025	41,680	—
	HKD	5,498,301	USD	708,710	02/03/2025	3,067	—
	USD	2,385,355	CAD	3,407,701	04/29/2025	—	(31,793)
	USD	663,764	CHF	594,841	04/29/2025	—	(4,321)
	USD	1,292,875	GBP	1,040,291	04/29/2025	—	(3,354)
	USD	1,824,618	JPY	281,287,758	04/30/2025	6,645	—
						51,392	(39,468)
Unrealized Appreciation (Depreciation)						$68,718	$(81,245)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
JPY—Japanese Yen
SEK—Swedish Krona
SGD—Singapore Dollar
USD—United States Dollar

*	Calculated as a percentage of net assets

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising	$327,082	$75,491	$—	$402,573
Aerospace/Defense	2,546,188	3,562,695	—	6,108,883
Agriculture	349,847	270,849	—	620,696
Airlines	135,155	59,880	—	195,035
Apparel	119,558	3,956,336	—	4,075,894
Auto Manufacturers	2,243,102	1,957,287	—	4,200,389
Auto Parts & Equipment	94,556	565,292	—	659,848
Banks	12,776,842	9,618,831	—	22,395,673
Beverages	1,015,275	2,666,803	—	3,682,078
Biotechnology	3,241,401	270,634	—	3,512,035
Building Materials	3,298,714	506,690	—	3,805,404
Chemicals	2,311,009	2,686,260	—	4,997,269
Commercial Services	1,605,614	2,229,596	—	3,835,210
Computers	10,195,201	256,322	—	10,451,523
Cosmetics/Personal Care	500,845	628,401	—	1,129,246
Distribution/Wholesale	433,908	824,227	—	1,258,135
Diversified Financial Services	10,458,212	3,594,704	—	14,052,916
Electric	5,744,182	1,197,031	—	6,941,213
Electrical Components & Equipment	1,648,502	709,047	—	2,357,549
Electronics	2,155,872	868,031	—	3,023,903
Entertainment	134,286	222,409	—	356,695
Food	918,010	2,228,654	—	3,146,664
Forest Products & Paper	198,599	48,988	—	247,587
Gas	82,022	74,585	—	156,607
Healthcare-Products	5,983,834	1,089,624	—	7,073,458
Healthcare-Services	4,737,667	686,629	0	5,424,296
Insurance	6,174,043	4,494,723	—	10,668,766
Internet	25,637,241	1,029,916	—	26,667,157
Iron/Steel	—	139,458	20	139,478
Lodging	1,424,238	459,724	—	1,883,962
Machinery-Construction & Mining	408,520	1,105,534	—	1,514,054
Machinery-Diversified	3,449,647	997,082	—	4,446,729
Media	1,764,057	66,520	—	1,830,577
Metal Fabricate/Hardware	139,911	66,605	—	206,516
Miscellaneous Manufacturing	824,666	385,749	—	1,210,415
Oil & Gas	5,830,402	2,187,101	—	8,017,503
Oil & Gas Services	3,073,781	—	—	3,073,781
Packaging & Containers	867,502	12,566	—	880,068
Pharmaceuticals	8,502,826	4,421,473	—	12,924,299
Pipelines	654,060	10,238	—	664,298
Private Equity	859,734	1,032,374	—	1,892,108
Real Estate	94,660	699,799	—	794,459
REITS	3,919,067	264,877	—	4,183,944
Retail	11,724,962	1,188,565	—	12,913,527
Semiconductors	22,911,664	4,256,458	—	27,168,122
Software	18,819,306	1,051,309	—	19,870,615
Telecommunications	692,161	1,992,750	—	2,684,911
Transportation	2,764,468	389,346	—	3,153,814
Other Industries	—	4,461,070	—	4,461,070
Preferred Stocks	—	3,630	—	3,630
Corporate Bonds & Notes	—	76,528,751	—	76,528,751
Asset Backed Securities	—	23,731,382	—	23,731,382
Collateralized Mortgage Obligations	—	12,271,197	—	12,271,197
U.S. Government & Agency Obligations	—	37,202,577	—	37,202,577
Foreign Government Obligations	—	2,958,168	—	2,958,168
Municipal Securities	—	551,644	—	551,644
Unaffiliated Investment Companies	4,723,149	—	—	4,723,149

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS: (continued)
Investments at Value:* (continued)
Short-Term Investments:
Commercial Paper	$—	$1,174,656	$—	$1,174,656
Other Short-Term Investments	3,366,049	—	—	3,366,049
Total Investments at Value	$201,881,597	$225,990,538	$20	$427,872,155
Other Financial Instruments:†
Futures Contracts	$887,832	$—	$—	$887,832
Forward Foreign Currency Contracts	—	68,718	—	68,718
Total Other Financial Instruments	$887,832	$68,718	$—	$956,550
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,073,930	$—	$—	$1,073,930
Forward Foreign Currency Contracts	—	81,245	—	81,245
Total Other Financial Instruments	$1,073,930	$81,245	$—	$1,155,175
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 94.8%
Austria — 0.3%
Raiffeisen Bank International AG	24,708	$ 560,376
Bermuda — 1.8%
China Resources Gas Group, Ltd.	120,300	408,522
Credicorp., Ltd.	6,055	1,108,671
Genpact, Ltd.	23,353	1,137,058
Kunlun Energy Co., Ltd.	648,000	619,601
		3,273,852
Brazil — 6.3%
Banco do Brasil SA	184,421	873,499
Cia Energetica de Minas Gerais (Preference Shares)	331,577	621,843
Cury Construtora e Incorporadora SA	146,519	542,046
Itau Unibanco Holding SA (Preference Shares)	310,046	1,793,731
Lojas Renner SA	318,974	745,031
Marcopolo SA (Preference Shares)	448,553	639,359
NU Holdings, Ltd., Class A†	31,288	414,253
Petroleo Brasileiro SA (Preference Shares)	380,906	2,456,575
Porto Seguro SA	118,659	811,967
Telefonica Brasil SA	82,958	736,310
TIM SA	269,193	719,040
TOTVS SA	127,937	745,636
Vibra Energia SA	189,225	545,911
		11,645,201
Chile — 0.3%
Banco de Chile	4,730,503	586,141
China — 24.1%
Alibaba Group Holding, Ltd.	489,408	5,904,787
Bank of Hangzhou Co., Ltd., Class A	309,900	632,119
BYD Co., Ltd.	42,000	1,471,232
China Construction Bank Corp.	1,834,000	1,489,784
China Feihe, Ltd.*	777,000	532,047
China Life Insurance Co., Ltd.	482,000	891,098
China Merchants Bank Co., Ltd.	271,000	1,480,695
China Pacific Insurance Group Co., Ltd.	343,800	1,022,399
ENN Energy Holdings, Ltd.	91,300	619,986
Full Truck Alliance Co., Ltd. ADR	49,316	555,298
Fuyao Glass Industry Group Co., Ltd.*	107,600	725,366
Great Wall Motor Co., Ltd.	365,000	593,710
Gree Electric Appliances, Inc. of Zhuhai, Class A	104,400	648,213
Haier Smart Home Co., Ltd.	240,200	789,804
Haitian International Holdings, Ltd.	202,000	535,801
JD.com, Inc., Class A	124,450	2,529,297
Jiayou International Logistics Co., Ltd., Class A	219,920	542,717
Kingsoft Corp., Ltd.	134,000	673,089
Meituan, Class B*†	146,270	2,774,672
Midea Group Co., Ltd., Class A	61,300	626,012
NetEase, Inc.	74,200	1,528,891
PICC Property & Casualty Co., Ltd.	692,000	1,123,803
Ping An Insurance Group Co. of China, Ltd.	314,500	1,762,751
Sany Heavy Industry Co., Ltd., Class A	220,600	491,099
SF Holding Co., Ltd., Class A	107,300	582,637
Shanghai Pudong Development Bank Co., Ltd., Class A	483,600	712,217
Tencent Holdings, Ltd.	180,000	9,485,590
Weichai Power Co., Ltd.	429,000	743,792
Xiaomi Corp., Class B*†	388,600	1,943,060
Yunda Holding Co., Ltd., Class A	492,000	512,310
Zhejiang NHU Co., Ltd., Class A	208,000	646,663
		44,570,939
Colombia — 0.4%
Bancolombia SA ADR	17,864	706,521
Security Description	Shares or Principal Amount	Value

Greece — 2.0%
Alpha Services & Holdings SA	333,514	$ 613,229
Eurobank Ergasias Services & Holdings SA	250,423	626,035
Hellenic Telecommunications Organization SA	35,787	541,831
Metlen Energy & Metals SA	17,257	621,256
National Bank of Greece SA	97,773	846,113
OPAP SA	27,498	471,825
		3,720,289
Hong Kong — 2.0%
Cathay Pacific Airways, Ltd.	432,000	582,865
Geely Automobile Holdings, Ltd.	516,000	950,392
Lenovo Group, Ltd.	890,000	1,062,243
SITC International Holdings Co., Ltd.	224,000	534,602
United Laboratories International Holdings, Ltd.	436,000	646,757
		3,776,859
Hungary — 1.2%
MOL Hungarian Oil & Gas PLC	74,906	547,976
OTP Bank Nyrt	17,930	1,109,559
Richter Gedeon Nyrt	21,542	556,675
		2,214,210
India — 9.7%
HDFC Bank, Ltd. ADR	73,300	4,444,912
ICICI Bank, Ltd. ADR	136,973	3,927,016
Infosys, Ltd. ADR	141,479	3,105,464
Reliance Industries, Ltd. GDR*	42,602	2,500,738
State Bank of India GDR	27,054	2,402,395
Wipro, Ltd. ADR	425,155	1,560,319
		17,940,844
Indonesia — 1.4%
Astra International Tbk PT	1,795,600	527,753
Bank Mandiri Persero Tbk PT	2,763,600	1,014,405
Indofood Sukses Makmur Tbk PT	1,111,100	534,987
United Tractors Tbk PT	307,100	468,528
		2,545,673
Ireland — 0.5%
PDD Holdings, Inc. ADR†	7,655	856,671
Jersey — 0.3%
WNS Holdings, Ltd.†	9,735	596,269
Kazakhstan — 0.3%
Kaspi.KZ JSC ADR	5,733	545,208
Malaysia — 0.9%
AMMB Holdings Bhd	476,600	602,794
CIMB Group Holdings Bhd	646,200	1,159,387
		1,762,181
Mexico — 2.3%
Arca Continental SAB de CV	62,485	569,246
Banco del Bajio SA*	257,119	590,373
Coca-Cola Femsa SAB de CV ADR	8,081	634,278
Grupo Aeroportuario del Sureste SAB de CV, Class B	19,321	525,682
Grupo Financiero Banorte SAB de CV, Class O	189,933	1,318,404
Regional SAB de CV	102,550	668,490
		4,306,473
Philippines — 0.3%
International Container Terminal Services, Inc.	106,740	640,283
Poland — 1.3%
Bank Polska Kasa Opieki SA	17,945	702,648

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Poland (continued)
Powszechna Kasa Oszczednosci Bank Polski SA	56,969	$ 937,731
Powszechny Zaklad Ubezpieczen SA	65,989	807,993
		2,448,372
Russia — 0.0%
Gazprom PJSC ADR†(1)(2)	430,348	0
Magnitogorsk Iron & Steel Works PJSC†(1)(2)	731,991	0
Sberbank Of Russia PJSC†(1)(2)	426,432	0
Severstal PAO GDR†(1)(2)	23,993	0
		0
Saudi Arabia — 1.3%
Al Rajhi Bank	28,527	752,339
Etihad Etisalat Co.	46,336	715,111
Riyad Bank	111,397	869,840
		2,337,290
Singapore — 0.5%
Sea, Ltd. ADR†	4,870	593,118
Trip.com Group, Ltd.†	5,650	396,514
		989,632
South Africa — 1.4%
Foschini Group, Ltd.	69,794	530,942
Harmony Gold Mining Co., Ltd.	59,945	681,760
Shoprite Holdings, Ltd.	53,131	812,580
Truworths International, Ltd.	121,543	559,237
		2,584,519
South Korea — 12.9%
DB Insurance Co., Ltd.	9,685	644,847
Hana Financial Group, Inc.	21,470	890,084
Hankook Tire & Technology Co., Ltd.†	23,341	651,860
HMM Co., Ltd.†	48,651	636,137
Hyundai Glovis Co., Ltd.	7,023	717,282
Hyundai Mobis Co., Ltd.	4,895	885,218
JB Financial Group Co., Ltd.	43,770	591,100
KEPCO Plant Service & Engineering Co., Ltd.†	18,203	578,305
Kia Corp.	19,432	1,358,135
Korea Investment Holdings Co., Ltd.†	10,793	584,646
Korea Shipbuilding & Offshore Engineering Co., Ltd.†	5,209	824,569
Korean Air Lines Co., Ltd.†	31,678	537,808
Krafton, Inc.†	3,259	809,804
KT&G Corp.	9,387	711,686
NAVER Corp.†	7,399	1,096,488
Samsung Electronics Co., Ltd.	163,990	5,849,005
Samsung Life Insurance Co., Ltd.†	9,547	584,047
Samsung SDS Co., Ltd.	7,135	590,529
Samsung Securities Co., Ltd.	19,357	601,483
Shinhan Financial Group Co., Ltd.	26,270	916,750
SK Hynix, Inc.	20,537	2,793,544
SK Telecom Co., Ltd.	13,922	530,371
SOOP Co., Ltd.†	8,460	466,910
		23,850,608
Taiwan — 17.3%
Arcadyan Technology Corp.	106,000	576,961
ASE Technology Holding Co., Ltd.	120,000	607,487
Cathay Financial Holding Co., Ltd.	520,000	1,036,703
China Airlines, Ltd.	843,000	662,727
CTBC Financial Holding Co., Ltd.	971,000	1,169,017
Eva Airways Corp.	444,000	638,737
Evergreen Marine Corp. Taiwan, Ltd.	79,000	483,729
Security Description	Shares or Principal Amount	Value

Taiwan (continued)
Fubon Financial Holding Co., Ltd.	296,000	$ 824,460
Hon Hai Precision Industry Co., Ltd.	139,000	752,100
Largan Precision Co., Ltd.	9,000	746,521
MediaTek, Inc.	52,000	2,292,781
Realtek Semiconductor Corp.	68,000	1,110,693
Taiwan Semiconductor Manufacturing Co., Ltd.	624,000	21,202,058
		32,103,974
Thailand — 1.0%
Kasikornbank PCL	153,300	737,584
Krung Thai Bank PCL	1,693,400	1,151,562
		1,889,146
Turkey — 1.5%
BIM Birlesik Magazalar AS	58,238	889,693
Turk Hava Yollari AO†	71,668	631,047
Turkcell Iletisim Hizmetleri AS	224,246	673,796
Turkiye Garanti Bankasi AS	166,196	586,670
		2,781,206
United Arab Emirates — 2.7%
Abu Dhabi Commercial Bank PJSC	288,370	940,218
Abu Dhabi Islamic Bank PJSC	197,303	837,022
Dubai Islamic Bank PJSC	432,815	905,379
Emaar Properties PJSC	362,807	1,333,914
Emirates NBD Bank PJSC	162,019	919,680
		4,936,213
United Kingdom — 0.3%
Rio Tinto PLC	9,245	558,162
United States — 0.5%
Yum China Holdings, Inc.	21,309	985,541
TOTAL INVESTMENTS (cost $159,220,534)(3)	94.8%	175,712,653
Other assets less liabilities	5.2	9,580,880
NET ASSETS	100.0%	$185,293,533
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan Emerging Markets Portfolio has no right to demand registration of these securities. At January 31, 2025, the aggregate value of these securities was $9,066,256 representing 4.9% of net assets.

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2025, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Gazprom PJSC ADR
	06/09/2021	374,246	$1,432,145
	07/02/2021	8,678	33,851
	10/01/2021	24,410	121,716
	02/17/2022	23,014	100,173
		430,348	1,687,885	$0	$0.00	0.0%
Magnitogorsk Iron & Steel Works PJSC
	10/30/2020	139,017	65,335
	02/10/2021	530,190	371,377
	07/02/2021	16,466	13,394
	10/01/2021	46,318	44,362
		731,991	494,468	0	0.00	0.0
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Sberbank Of Russia PJSC
	10/14/2020	29,436	$78,714
	11/12/2020	225,668	743,300
	07/02/2021	10,140	42,670
	10/01/2021	26,632	123,362
	11/24/2021	110,652	475,845
	02/17/2022	23,904	84,946
		426,432	1,548,837	$0	$0.00	0.0%
Severstal PAO GDR
	08/20/2019	1,308	18,680
	03/27/2020	1,319	13,921
	04/06/2020	2,134	24,583
	10/30/2020	16,522	223,848
	07/02/2021	711	15,231
	10/01/2021	1,999	41,360
		23,993	337,623	0	0.00	0.0
				$0		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
GDR—Global Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
176	Long	IFSC Nifty 50 Index	February 2025	$8,118,878	$8,317,760	$198,882
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Banks	22.0%
Semiconductors	18.2
Internet	13.4
Insurance	4.8
Computers	4.3
Oil & Gas	3.7
Telecommunications	3.5
Auto Manufacturers	2.3
Software	2.3
Transportation	2.2
Auto Parts & Equipment	2.1
Diversified Financial Services	2.0
Retail	1.8
Airlines	1.6
Pharmaceuticals	1.2
Food	1.2
Home Furnishings	1.1
Mining	1.0
Real Estate	0.7
Electric	0.6
Commercial Services	0.6
Beverages	0.6
Engineering & Construction	0.6
Gas	0.5

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Industry Allocation*(continued)
Shipbuilding	0.4%
Electronics	0.4
Miscellaneous Manufacturing	0.4
Agriculture	0.4
Machinery-Diversified	0.3
Machinery-Construction & Mining	0.3
Entertainment	0.3
94.8%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$2,245,729	$1,028,123	$—	$3,273,852
Brazil	11,645,201	—	—	11,645,201
Chile	586,141	—	—	586,141
China	555,298	44,015,641	—	44,570,939
Colombia	706,521	—	—	706,521
India	17,940,844	—	—	17,940,844
Ireland	856,671	—	—	856,671
Jersey	596,269	—	—	596,269
Kazakhstan	545,208	—	—	545,208
Mexico	4,306,473	—	—	4,306,473
Russia	—	—	0	0
Singapore	593,118	396,514	—	989,632
Thailand	1,151,562	737,584	—	1,889,146
United States	985,541	—	—	985,541
Other Countries	—	86,820,215	—	86,820,215
Total Investments at Value	$42,714,576	$132,998,077	$0	$175,712,653
Other Financial Instruments:†
Futures Contracts	$198,882	$—	$—	$198,882
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.7%
Aerospace/Defense — 3.1%
General Dynamics Corp.	51,973	$ 13,356,022
Northrop Grumman Corp.	7,697	3,750,517
RTX Corp.	81,252	10,477,445
		27,583,984
Agriculture — 2.0%
Philip Morris International, Inc.	133,333	17,359,957
Apparel — 0.1%
NIKE, Inc., Class B	12,370	951,253
Banks — 14.0%
Bank of America Corp.	555,435	25,716,641
Bank of New York Mellon Corp.	87,911	7,554,192
Goldman Sachs Group, Inc.	14,454	9,256,342
Morgan Stanley	145,230	20,104,189
PNC Financial Services Group, Inc.	77,211	15,515,550
Truist Financial Corp.	271,577	12,932,497
Wells Fargo & Co.	423,944	33,406,787
		124,486,198
Beverages — 1.6%
Coca-Cola Co.	131,872	8,371,235
PepsiCo, Inc.	40,858	6,156,892
		14,528,127
Chemicals — 2.1%
Air Products & Chemicals, Inc.	55,729	18,683,704
Computers — 2.6%
Accenture PLC, Class A	12,314	4,740,274
Apple, Inc.	7,171	1,692,356
Hewlett Packard Enterprise Co.	254,781	5,398,809
International Business Machines Corp.	17,945	4,588,537
Seagate Technology Holdings PLC	73,270	7,060,297
		23,480,273
Cosmetics/Personal Care — 1.4%
Procter & Gamble Co.	75,855	12,591,171
Diversified Financial Services — 8.9%
American Express Co.	57,312	18,193,694
Ares Management Corp., Class A	58,354	11,566,930
Blackrock, Inc.	10,380	11,163,690
Capital One Financial Corp.	68,514	13,956,987
Charles Schwab Corp.	242,776	20,082,431
CME Group, Inc.	18,213	4,307,739
		79,271,471
Electric — 4.4%
CMS Energy Corp.	87,049	5,745,234
Dominion Energy, Inc.	175,038	9,730,362
NextEra Energy, Inc.	132,126	9,454,937
Public Service Enterprise Group, Inc.	80,940	6,761,728
Xcel Energy, Inc.	112,155	7,536,816
		39,229,077
Electrical Components & Equipment — 1.5%
Eaton Corp. PLC	41,719	13,618,750
Electronics — 1.1%
Honeywell International, Inc.	44,873	10,038,988
Environmental Control — 0.4%
Republic Services, Inc.	17,304	3,752,718
Security Description	Shares or Principal Amount	Value

Food — 1.1%
Hershey Co.	27,461	$ 4,098,554
Mondelez International, Inc., Class A	104,493	6,059,549
		10,158,103
Healthcare-Products — 2.2%
Abbott Laboratories	90,585	11,588,539
Medtronic PLC	84,216	7,648,497
		19,237,036
Healthcare-Services — 4.2%
Cigna Group	30,636	9,013,417
Quest Diagnostics, Inc.	19,958	3,255,150
UnitedHealth Group, Inc.	45,824	24,859,062
		37,127,629
Insurance — 3.3%
Arthur J Gallagher & Co.	31,786	9,593,650
Chubb, Ltd.	22,636	6,154,276
Marsh & McLennan Cos., Inc.	14,376	3,117,867
Progressive Corp.	24,307	5,990,217
Travelers Cos., Inc.	18,824	4,615,268
		29,471,278
Machinery-Diversified — 3.6%
Deere & Co.	36,164	17,234,316
Dover Corp.	70,749	14,410,156
		31,644,472
Media — 1.5%
Comcast Corp., Class A	383,577	12,911,202
Miscellaneous Manufacturing — 1.1%
Parker-Hannifin Corp.	13,765	9,732,543
Oil & Gas — 6.5%
Chevron Corp.	117,832	17,579,356
ConocoPhillips	184,245	18,208,933
EOG Resources, Inc.	97,334	12,243,644
Exxon Mobil Corp.	94,352	10,079,624
		58,111,557
Pharmaceuticals — 8.9%
AbbVie, Inc.	90,895	16,715,591
Becton Dickinson & Co.	33,409	8,272,068
Bristol-Myers Squibb Co.	273,035	16,095,413
Cencora, Inc.	19,381	4,926,844
CVS Health Corp.	181,689	10,261,795
Eli Lilly & Co.	5,092	4,130,019
Johnson & Johnson	86,485	13,158,693
Merck & Co., Inc.	60,302	5,959,044
		79,519,467
Private Equity — 1.4%
Blackstone, Inc.	70,060	12,408,327
REITS — 2.5%
Alexandria Real Estate Equities, Inc.	26,246	2,555,048
AvalonBay Communities, Inc.	19,209	4,254,986
Digital Realty Trust, Inc.	12,965	2,124,445
Prologis, Inc.	55,903	6,666,433
Ventas, Inc.	109,627	6,623,663
		22,224,575
Retail — 8.3%
Home Depot, Inc.	33,790	13,920,804
Lowe's Cos., Inc.	65,263	16,970,991

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
McDonald's Corp.	47,964	$ 13,847,207
TJX Cos., Inc.	103,045	12,858,986
Walmart, Inc.	116,250	11,411,100
Yum! Brands, Inc.	38,755	5,057,527
		74,066,615
Semiconductors — 4.6%
Analog Devices, Inc.	67,773	14,360,421
Lam Research Corp.	29,555	2,395,433
Microchip Technology, Inc.	109,691	5,956,221
NXP Semiconductors NV	34,159	7,123,859
Texas Instruments, Inc.	61,631	11,377,699
		41,213,633
Software — 1.6%
Microsoft Corp.	33,962	14,096,268
Telecommunications — 1.3%
Corning, Inc.	123,743	6,444,535
Verizon Communications, Inc.	129,632	5,106,205
		11,550,740
Security Description	Shares or Principal Amount	Value

Transportation — 4.4%
Norfolk Southern Corp.	68,829	$ 17,572,044
Union Pacific Corp.	44,014	10,906,229
United Parcel Service, Inc., Class B	97,661	11,155,816
		39,634,089
Total Long-Term Investment Securities (cost $652,304,805)		888,683,205
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.33%(1) (cost $2,822,160)	2,822,160	2,822,160
TOTAL INVESTMENTS (cost $655,126,965)(2)	100.0%	891,505,365
Other assets less liabilities	0.0	96,684
NET ASSETS	100.0%	$891,602,049
(1)	The rate shown is the 7-day yield as of January 31, 2025.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$888,683,205	$—	$—	$888,683,205
Short-Term Investments	2,822,160	—	—	2,822,160
Total Investments at Value	$891,505,365	$—	$—	$891,505,365
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.5%
Australia — 0.3%
JB Hi-Fi, Ltd.	15,476	$ 972,420
Austria — 0.9%
BAWAG Group AG*	13,236	1,200,852
Erste Group Bank AG	24,637	1,519,213
		2,720,065
Bermuda — 0.2%
Arch Capital Group, Ltd.	6,181	575,266
Canada — 3.1%
Celestica, Inc.†	1,041	128,532
Celestica, Inc. (TSX)†	4,234	522,728
CES Energy Solutions Corp.	140,807	834,175
EQB, Inc.	11,894	886,802
Fairfax Financial Holdings, Ltd.	759	1,021,641
Imperial Oil, Ltd.	20,044	1,333,232
Kinross Gold Corp.	95,202	1,073,878
Manulife Financial Corp.	40,976	1,225,319
Royal Bank of Canada	13,927	1,697,861
Transcontinental, Inc., Class A	74,690	939,439
		9,663,607
Denmark — 1.0%
Carlsberg A/S, Class B	9,427	989,057
Danske Bank A/S	28,186	842,173
Novo Nordisk A/S, Class B	8,414	710,304
Per Aarsleff Holding A/S	9,292	598,475
		3,140,009
Finland — 0.2%
Nokia Oyj	140,627	659,353
France — 3.1%
AXA SA	33,551	1,272,505
Cie Generale des Etablissements Michelin SCA	12,264	425,212
Hermes International S.C.A.	448	1,254,196
LVMH Moet Hennessy Louis Vuitton SE	2,636	1,899,279
Publicis Groupe SA	5,637	597,527
Safran SA	5,737	1,425,418
Schneider Electric SE	5,732	1,449,455
SPIE SA	24,010	797,797
TotalEnergies SE	12,294	714,108
		9,835,497
Germany — 1.6%
Allianz SE	4,639	1,511,894
Heidelberg Materials AG	8,972	1,266,540
LEG Immobilien SE	4,764	394,507
Muenchener Rueckversicherungs-Gesellschaft AG	2,568	1,391,211
Vonovia SE	17,817	547,193
		5,111,345
Hong Kong — 1.6%
AIA Group, Ltd.	213,200	1,499,624
BOC Hong Kong Holdings, Ltd.	192,000	622,715
Cathay Pacific Airways, Ltd.	565,000	762,312
Hong Kong Exchanges & Clearing, Ltd.	38,300	1,487,898
United Laboratories International Holdings, Ltd.	484,000	717,959
		5,090,508
Ireland — 1.8%
Accenture PLC, Class A	5,918	2,278,134
Eaton Corp. PLC	4,270	1,393,899
Security Description	Shares or Principal Amount	Value

Ireland (continued)
Seagate Technology Holdings PLC	8,730	$ 841,223
Trane Technologies PLC	3,239	1,174,947
		5,688,203
Italy — 0.9%
Intesa Sanpaolo SpA	296,574	1,287,709
UniCredit SpA	32,887	1,512,214
		2,799,923
Japan — 4.6%
Credit Saison Co., Ltd.	47,600	1,120,537
Hitachi, Ltd.	42,300	1,067,261
Kamigumi Co., Ltd.	41,300	899,481
KDDI Corp.	29,200	974,051
Mitsubishi UFJ Financial Group, Inc.	132,600	1,678,835
MS&AD Insurance Group Holdings, Inc.	35,900	747,702
Nichias Corp.	15,600	511,566
Niterra Co., Ltd.	19,700	649,460
Sankyo Co., Ltd.	40,300	541,264
Sony Group Corp.	46,200	1,018,828
Sumitomo Mitsui Financial Group, Inc.	53,800	1,331,172
Sumitomo Rubber Industries, Ltd.	54,600	636,213
Suzuki Motor Corp.	84,400	1,005,543
Toho Holdings Co., Ltd.	25,300	699,312
Tokio Marine Holdings, Inc.	31,300	1,033,761
UACJ Corp.	19,100	656,508
		14,571,494
Jersey — 0.2%
Glencore PLC	178,432	774,616
Luxembourg — 0.4%
Spotify Technology SA†	1,989	1,091,066
Macau — 0.2%
Sands China, Ltd.†	240,800	575,395
Netherlands — 1.5%
ASML Holding NV	1,756	1,302,668
Koninklijke Ahold Delhaize NV	26,783	948,595
Koninklijke KPN NV	291,829	1,055,797
NXP Semiconductors NV	2,781	579,978
Prosus NV	18,435	704,108
		4,591,146
Singapore — 0.6%
DBS Group Holdings, Ltd.	37,700	1,236,315
Yangzijiang Shipbuilding Holdings, Ltd.	297,600	666,980
		1,903,295
Spain — 0.6%
Industria de Diseno Textil SA	21,950	1,196,431
International Consolidated Airlines Group SA	198,452	830,393
		2,026,824
Switzerland — 1.0%
Novartis AG	19,615	2,055,767
Roche Holding AG	3,342	1,049,406
		3,105,173
United Kingdom — 5.1%
3i Group PLC	37,722	1,816,489
Balfour Beatty PLC	174,479	1,001,193
Beazley PLC	91,116	943,209
Bellway PLC	21,698	698,458
Coca-Cola Europacific Partners PLC	8,979	705,301

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Imperial Brands PLC	50,789	$ 1,713,677
JET2 PLC	56,285	1,066,126
Keller Group PLC	34,157	577,194
Marks & Spencer Group PLC	158,792	658,952
Mitie Group PLC	558,401	802,812
NatWest Group PLC	273,912	1,463,108
Rio Tinto PLC	14,016	846,208
Shell PLC	57,624	1,890,501
Tesco PLC	389,766	1,794,134
		15,977,362
United States — 70.6%
Abbott Laboratories	15,936	2,038,692
AbbVie, Inc.	15,352	2,823,233
Albertsons Cos., Inc., Class A	28,910	579,646
Allison Transmission Holdings, Inc.	11,802	1,387,207
Alphabet, Inc., Class C	41,604	8,553,782
Amazon.com, Inc.†	49,068	11,662,482
Ameriprise Financial, Inc.	2,728	1,482,286
Apple, Inc.	62,546	14,760,856
Applied Materials, Inc.	6,246	1,126,466
AT&T, Inc.	74,860	1,776,428
Bank of America Corp.	53,381	2,471,540
BellRing Brands, Inc.†	10,558	816,661
Berkshire Hathaway, Inc., Class B†	4,032	1,889,677
Booking Holdings, Inc.	230	1,089,639
Box, Inc., Class A†	19,508	651,372
Bristol-Myers Squibb Co.	41,127	2,424,437
Broadcom, Inc.	23,115	5,114,656
Builders FirstSource, Inc.†	3,489	583,640
Cardinal Health, Inc.	13,125	1,623,037
CBRE Group, Inc., Class A†	10,599	1,534,099
Cigna Group	3,547	1,043,563
Citigroup, Inc.	25,527	2,078,664
CMS Energy Corp.	12,196	804,936
Coca-Cola Co.	17,690	1,122,961
Colgate-Palmolive Co.	10,608	919,714
ConocoPhillips	16,608	1,641,369
Costco Wholesale Corp.	2,750	2,694,670
Crown Holdings, Inc.	10,885	956,356
Dick's Sporting Goods, Inc.	4,625	1,110,231
East West Bancorp, Inc.	13,447	1,384,638
Eli Lilly & Co.	2,485	2,015,534
Equinix, Inc.	1,204	1,100,047
Exelixis, Inc.†	21,013	696,581
Exxon Mobil Corp.	28,597	3,055,018
Fair Isaac Corp.†	557	1,043,573
Fifth Third Bancorp	25,497	1,129,772
Fortinet, Inc.†	8,204	827,620
Freeport-McMoRan, Inc.	27,316	979,279
Gen Digital, Inc.	31,730	853,854
General Mills, Inc.	12,050	724,687
Gilead Sciences, Inc.	17,453	1,696,432
GoDaddy, Inc., Class A†	5,796	1,232,519
Goldman Sachs Group, Inc.	3,966	2,539,826
Guidewire Software, Inc.†	4,104	867,052
Hewlett Packard Enterprise Co.	40,255	853,003
Hilton Worldwide Holdings, Inc.	6,970	1,784,808
Hologic, Inc.†	17,799	1,284,020
KKR & Co., Inc.	8,884	1,484,250
Kroger Co.	10,583	652,336
Lam Research Corp.	11,553	936,371
Security Description	Shares or Principal Amount	Value

United States (continued)
Las Vegas Sands Corp.	9,350	$ 428,511
Leidos Holdings, Inc.	6,311	896,351
Louisiana-Pacific Corp.	7,229	845,576
Lowe's Cos., Inc.	4,537	1,179,801
Marvell Technology, Inc.	13,641	1,539,523
MasTec, Inc.†	5,981	867,783
Mastercard, Inc., Class A	6,644	3,690,277
McKesson Corp.	2,766	1,645,078
Meta Platforms, Inc., Class A	12,518	8,627,155
Micron Technology, Inc.	11,821	1,078,548
Microsoft Corp.	35,571	14,764,099
Morgan Stanley	16,445	2,276,481
Motorola Solutions, Inc.	3,943	1,850,253
Mr. Cooper Group, Inc.†	9,255	960,762
Mueller Industries, Inc.	11,456	902,160
Netflix, Inc.†	1,577	1,540,351
Neurocrine Biosciences, Inc.†	5,806	881,467
NextEra Energy, Inc.	19,900	1,424,044
NRG Energy, Inc.	10,432	1,068,654
NVIDIA Corp.	119,527	14,351,607
Oracle Corp.	13,516	2,298,531
Owens Corning	5,435	1,003,029
Parker-Hannifin Corp.	1,392	984,214
Parsons Corp.†	8,405	666,264
Penske Automotive Group, Inc.	4,854	803,968
PG&E Corp.	37,194	582,086
Philip Morris International, Inc.	19,168	2,495,674
Post Holdings, Inc.†	7,842	832,507
Procter & Gamble Co.	18,066	2,998,775
Progressive Corp.	5,008	1,234,172
Public Service Enterprise Group, Inc.	13,570	1,133,638
PulteGroup, Inc.	6,913	786,561
QUALCOMM, Inc.	3,898	674,081
Quanta Services, Inc.	4,292	1,320,262
Regeneron Pharmaceuticals, Inc.†	788	530,308
Republic Services, Inc.	4,414	957,264
S&P Global, Inc.	1,966	1,025,092
Salesforce, Inc.	7,938	2,712,415
ServiceNow, Inc.†	1,929	1,964,455
Southern Co.	19,337	1,623,341
Steel Dynamics, Inc.	8,584	1,100,469
Targa Resources Corp.	5,735	1,128,648
Taylor Morrison Home Corp.†	10,876	701,067
Tenet Healthcare Corp.†	7,250	1,021,452
Tesla, Inc.†	10,956	4,432,798
T-Mobile US, Inc.	5,914	1,377,785
Toll Brothers, Inc.	4,965	674,297
Uber Technologies, Inc.†	19,068	1,274,696
United Rentals, Inc.	1,019	772,463
United Therapeutics Corp.†	2,782	976,955
UnitedHealth Group, Inc.	5,591	3,033,062
US Foods Holding Corp.†	15,437	1,094,946
Valmont Industries, Inc.	2,861	949,165
Ventas, Inc.	18,160	1,097,227
VICI Properties, Inc.	31,921	950,288
Visa, Inc., Class A	4,248	1,451,966
Vistra Corp.	5,003	840,654
Walt Disney Co.	16,701	1,888,215
Wells Fargo & Co.	35,642	2,808,590

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Welltower, Inc.	11,016	$ 1,503,464
Westinghouse Air Brake Technologies Corp.	5,712	1,187,639
		221,614,484
Total Long-Term Investment Securities (cost $225,049,807)		312,487,051
REPURCHASE AGREEMENTS — 0.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 01/31/2025, to be repurchased 02/03/2025 in the amount of $1,147,728 and collateralized by $1,151,000 of United States Treasury Notes, bearing interest at 4.13% due 02/15/2027 and having an approximate value of $1,170,652 (cost $1,147,598)	$1,147,598	1,147,598
TOTAL INVESTMENTS (cost $226,197,405)(1)	99.9%	313,634,649
Other assets less liabilities	0.1	232,775
NET ASSETS	100.0%	$313,867,424
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan Global Equities Portfolio has no right to demand registration of these securities. At January 31, 2025, the aggregate value of these securities was $1,200,852 representing 0.4% of net assets.
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
TSX—Toronto Stock Exchange
Industry Allocation*
Internet	11.6%
Banks	9.6
Semiconductors	8.5
Software	7.7
Computers	6.8
Pharmaceuticals	5.5
Insurance	4.5
Diversified Financial Services	3.4
Oil & Gas	2.7
Retail	2.7
Telecommunications	2.5
Electric	2.5
Food	2.3
Building Materials	1.8
Auto Manufacturers	1.7
Healthcare-Services	1.6
REITS	1.4
Agriculture	1.3
Cosmetics/Personal Care	1.3
Engineering & Construction	1.3
Commercial Services	1.2
Biotechnology	1.2
Mining	1.2
Private Equity	1.1
Healthcare-Products	1.0
Apparel	1.0
Auto Parts & Equipment	0.9
Electrical Components & Equipment	0.9
Beverages	0.9
Lodging	0.9
Home Builders	0.8

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Industry Allocation*(continued)
Metal Fabricate/Hardware	0.8%
Real Estate	0.8
Airlines	0.7
Packaging & Containers	0.6
Media	0.6
Aerospace/Defense	0.4
Machinery-Diversified	0.4
Repurchase Agreements	0.4
Pipelines	0.4
Machinery-Construction & Mining	0.4
Iron/Steel	0.3
Home Furnishings	0.3
Miscellaneous Manufacturing	0.3
Environmental Control	0.3
Transportation	0.3
Oil & Gas Services	0.3
Shipbuilding	0.2
Electronics	0.2
Advertising	0.2
Entertainment	0.2
99.9%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$575,266	$—	$—	$575,266
Canada	9,663,607	—	—	9,663,607
Ireland	5,688,203	—	—	5,688,203
Luxembourg	1,091,066	—	—	1,091,066
Netherlands	579,978	4,011,168	—	4,591,146
United Kingdom	705,301	15,272,061	—	15,977,362
United States	221,614,484	—	—	221,614,484
Other Countries	—	53,285,917	—	53,285,917
Repurchase Agreements	—	1,147,598	—	1,147,598
Total Investments at Value	$239,917,905	$73,716,744	$—	$313,634,649
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.7%
Aerospace/Defense — 2.7%
Howmet Aerospace, Inc.	49,540	$ 6,270,773
Northrop Grumman Corp.	17,155	8,359,117
		14,629,890
Auto Manufacturers — 1.4%
Tesla, Inc.†	18,289	7,399,729
Banks — 5.7%
Morgan Stanley	53,204	7,365,030
US Bancorp	117,482	5,613,290
Wells Fargo & Co.	224,875	17,720,150
		30,698,470
Biotechnology — 2.3%
Regeneron Pharmaceuticals, Inc.†	10,405	7,002,357
Vertex Pharmaceuticals, Inc.†	12,105	5,588,636
		12,590,993
Building Materials — 3.7%
Carrier Global Corp.	58,128	3,800,409
Trane Technologies PLC	16,207	5,879,089
Vulcan Materials Co.	37,154	10,185,769
		19,865,267
Computers — 7.4%
Apple, Inc.	168,403	39,743,108
Diversified Financial Services — 6.5%
American Express Co.	39,742	12,616,098
Ameriprise Financial, Inc.	15,125	8,218,320
Mastercard, Inc., Class A	25,746	14,300,101
		35,134,519
Electric — 3.5%
Entergy Corp.	30,788	2,496,291
NextEra Energy, Inc.	67,117	4,802,893
PG&E Corp.	404,810	6,335,276
Southern Co.	62,927	5,282,722
		18,917,182
Electrical Components & Equipment — 2.0%
Eaton Corp. PLC	32,794	10,705,273
Food — 1.1%
Mondelez International, Inc., Class A	105,827	6,136,908
Healthcare-Products — 3.6%
Edwards Lifesciences Corp.†	59,399	4,303,458
Medtronic PLC	65,092	5,911,655
Stryker Corp.	23,122	9,047,407
		19,262,520
Healthcare-Services — 2.2%
UnitedHealth Group, Inc.	21,417	11,618,508
Insurance — 2.5%
Arthur J Gallagher & Co.	32,978	9,953,420
Travelers Cos., Inc.	15,409	3,777,979
		13,731,399
Internet — 12.1%
Alphabet, Inc., Class A	78,149	15,943,959
Amazon.com, Inc.†	112,215	26,671,261
Meta Platforms, Inc., Class A	33,057	22,782,223
		65,397,443
Security Description	Shares or Principal Amount	Value

Lodging — 1.2%
Marriott International, Inc., Class A	21,471	$ 6,239,258
Machinery-Diversified — 1.6%
Deere & Co.	17,729	8,448,932
Oil & Gas — 2.2%
Exxon Mobil Corp.	109,990	11,750,232
Oil & Gas Services — 2.7%
Baker Hughes Co.	310,909	14,357,778
Pharmaceuticals — 2.4%
AbbVie, Inc.	49,948	9,185,437
Eli Lilly & Co.	4,767	3,866,419
		13,051,856
REITS — 0.9%
Prologis, Inc.	39,914	4,759,744
Retail — 6.3%
Chipotle Mexican Grill, Inc.†	108,957	6,357,641
Lowe's Cos., Inc.	50,973	13,255,019
McDonald's Corp.	36,410	10,511,567
Walmart, Inc.	38,100	3,739,896
		33,864,123
Semiconductors — 12.9%
Analog Devices, Inc.	10,790	2,286,293
ASML Holding NV	2,136	1,579,166
Broadcom, Inc.	67,485	14,932,406
Marvell Technology, Inc.	26,019	2,936,504
Micron Technology, Inc.	53,058	4,841,012
NVIDIA Corp.	266,034	31,942,703
NXP Semiconductors NV	53,997	11,261,074
		69,779,158
Software — 11.2%
Intuit, Inc.	8,477	5,099,000
Microsoft Corp.	109,359	45,390,547
Oracle Corp.	59,092	10,049,185
		60,538,732
Transportation — 1.6%
CSX Corp.	266,894	8,772,806
Total Long-Term Investment Securities (cost $435,401,971)		537,393,828
REPURCHASE AGREEMENTS — 0.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 01/31/2025, to be repurchased 02/03/2025 in the amount of $1,954,562 and collateralized by $1,960,100 of United States Treasury Notes, bearing interest at 4.13% due 02/15/2027 and having an approximate value of $1,993,532 (cost $1,954,341)	$1,954,341	1,954,341
TOTAL INVESTMENTS (cost $437,356,312)(1)	100.1%	539,348,169
Other assets less liabilities	(0.1)	(536,228)
NET ASSETS	100.0%	$538,811,941
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$537,393,828	$—	$—	$537,393,828
Repurchase Agreements	—	1,954,341	—	1,954,341
Total Investments at Value	$537,393,828	$1,954,341	$—	$539,348,169
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 31.1%
Aerospace/Defense — 1.0%
Airbus SE
3.95%, 04/10/2047*	$ 150,000	$ 118,435
BAE Systems PLC
1.90%, 02/15/2031*	479,000	399,395
3.00%, 09/15/2050*	231,000	147,572
Boeing Co.
2.20%, 02/04/2026	3,651,000	3,556,765
2.75%, 02/01/2026	278,000	272,263
3.25%, 03/01/2028	429,000	405,886
5.04%, 05/01/2027	170,000	169,934
5.15%, 05/01/2030	1,317,000	1,308,636
5.71%, 05/01/2040	1,195,000	1,146,044
5.81%, 05/01/2050	1,698,000	1,598,155
6.39%, 05/01/2031	235,000	247,267
6.53%, 05/01/2034	2,716,000	2,869,322
L3Harris Technologies, Inc.
4.85%, 04/27/2035	200,000	190,534
5.25%, 06/01/2031	410,000	412,278
5.40%, 07/31/2033	445,000	445,516
Northrop Grumman Corp.
3.85%, 04/15/2045	51,000	39,936
RTX Corp.
3.75%, 11/01/2046	225,000	169,914
4.15%, 05/15/2045	296,000	239,895
4.35%, 04/15/2047	50,000	41,149
4.50%, 06/01/2042	225,000	195,610
5.15%, 02/27/2033	362,000	359,578
TransDigm, Inc.
4.63%, 01/15/2029	2,900,000	2,744,954
		17,079,038
Agriculture — 0.7%
BAT Capital Corp.
2.26%, 03/25/2028	355,000	328,013
4.39%, 08/15/2037	495,000	429,107
4.54%, 08/15/2047	409,000	326,335
4.74%, 03/16/2032	3,067,000	2,962,167
BAT International Finance PLC
4.45%, 03/16/2028	2,960,000	2,921,105
Bunge, Ltd. Finance Corp.
2.75%, 05/14/2031	805,000	704,723
4.65%, 09/17/2034	479,000	453,829
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
5.95%, 04/20/2035*	175,000	177,333
Philip Morris International, Inc.
5.13%, 11/17/2027	1,150,000	1,165,472
5.13%, 02/15/2030	2,052,000	2,069,831
5.63%, 11/17/2029	495,000	510,667
		12,048,582
Airlines — 0.3%
Air Canada Pass-Through Trust
3.30%, 07/15/2031*	142,781	132,037
3.55%, 07/15/2031*	201,494	184,748
4.13%, 11/15/2026*	197,275	196,394
American Airlines Pass-Through Trust
3.00%, 04/15/2030	95,945	89,849
3.70%, 04/01/2028	168,915	164,506
British Airways Pass-Through Trust
3.30%, 06/15/2034*	307,726	280,861
3.80%, 03/20/2033*	184,451	176,741
Security Description	Shares or Principal Amount	Value

Airlines (continued)
4.13%, 03/20/2033*	$ 248,741	$ 234,175
Delta Air Lines Pass-Through Trust
2.00%, 12/10/2029	127,181	118,887
United Airlines Pass-Through Trust
2.70%, 11/01/2033	466,320	413,180
3.10%, 04/07/2030	393,470	358,983
3.50%, 09/01/2031	266,954	251,171
3.65%, 07/07/2027	92,106	90,309
3.70%, 09/01/2031	553,787	504,574
4.00%, 10/11/2027	180,192	177,918
4.15%, 02/25/2033	381,197	362,722
4.55%, 02/25/2033	340,915	318,375
4.60%, 09/01/2027	151,182	149,177
5.45%, 08/15/2038	336,000	333,638
		4,538,245
Auto Manufacturers — 0.1%
Hyundai Capital America
1.50%, 06/15/2026*	380,000	363,365
1.80%, 01/10/2028*	415,000	378,729
2.38%, 10/15/2027*	260,000	243,162
3.00%, 02/10/2027*	200,000	192,742
4.55%, 09/26/2029*	350,000	341,148
Stellantis Finance US, Inc.
2.69%, 09/15/2031*	398,000	331,510
		1,850,656
Banks — 8.5%
ABN AMRO Bank NV
2.47%, 12/13/2029*	500,000	454,259
5.52%, 12/03/2035*	500,000	492,428
6.58%, 10/13/2026*	700,000	707,091
AIB Group PLC
6.61%, 09/13/2029*	495,000	518,787
Australia & New Zealand Banking Group, Ltd.
4.40%, 05/19/2026*	200,000	198,762
Banco Nacional de Panama
2.50%, 08/11/2030*	600,000	475,492
Banco Santander SA
1.72%, 09/14/2027	200,000	189,938
5.57%, 01/17/2030	200,000	202,622
5.59%, 08/08/2028	1,000,000	1,018,693
6.03%, 01/17/2035	400,000	408,819
6.61%, 11/07/2028	600,000	632,061
Bank of America Corp.
1.90%, 07/23/2031	290,000	246,067
2.57%, 10/20/2032	3,990,000	3,394,395
3.71%, 04/24/2028	1,000,000	975,829
4.38%, 04/27/2028	705,000	698,162
5.20%, 04/25/2029	920,000	927,909
5.47%, 01/23/2035	1,570,000	1,573,758
5.82%, 09/15/2029	980,000	1,007,182
5.88%, 03/15/2028(1)	2,572,000	2,579,284
6.10%, 03/17/2025(1)	3,305,000	3,300,726
Bank of Ireland Group PLC
2.03%, 09/30/2027*	430,000	410,209
5.60%, 03/20/2030*	275,000	278,713
6.25%, 09/16/2026*	748,000	754,205
Bank of Montreal
4.64%, 09/10/2030	271,000	266,588
Bank of New York Mellon Corp.
6.47%, 10/25/2034	400,000	432,044

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Bank of Nova Scotia
4.85%, 02/01/2030	$ 653,000	$ 649,119
Banque Federative du Credit Mutuel SA
5.79%, 07/13/2028*	820,000	839,293
Barclays PLC
2.89%, 11/24/2032	2,322,000	1,976,557
4.94%, 09/10/2030	410,000	403,749
4.97%, 05/16/2029	1,576,000	1,570,211
BNP Paribas SA
3.13%, 01/20/2033*	315,000	271,105
5.18%, 01/09/2030*	910,000	913,056
5.28%, 11/19/2030*	1,095,000	1,091,164
5.50%, 05/20/2030*	605,000	609,176
5.79%, 01/13/2033*	565,000	570,780
BPCE SA
1.65%, 10/06/2026*	342,000	334,561
2.28%, 01/20/2032*	410,000	338,802
4.50%, 03/15/2025*	2,200,000	2,198,027
5.72%, 01/18/2030*	259,000	261,426
5.88%, 01/14/2031*	355,000	360,480
5.94%, 05/30/2035*	715,000	713,105
5.98%, 01/18/2027*	285,000	287,415
6.29%, 01/14/2036*	465,000	474,081
Citigroup, Inc.
2.56%, 05/01/2032	910,000	776,796
3.06%, 01/25/2033	342,000	295,557
3.52%, 10/27/2028	200,000	192,983
3.67%, 07/24/2028	1,380,000	1,340,163
3.89%, 01/10/2028	800,000	786,905
4.40%, 06/10/2025	190,000	189,738
4.45%, 09/29/2027	53,000	52,411
4.54%, 09/19/2030	648,000	631,988
5.45%, 06/11/2035	700,000	696,723
Cooperatieve Rabobank UA
3.75%, 07/21/2026	485,000	476,481
Credit Agricole SA
1.25%, 01/26/2027*	769,000	742,537
4.38%, 03/17/2025*	200,000	199,815
5.23%, 01/09/2029*	745,000	747,493
5.34%, 01/10/2030*	665,000	668,305
5.86%, 01/09/2036*	400,000	402,517
Danske Bank A/S
4.61%, 10/02/2030*	303,000	295,275
5.71%, 03/01/2030*	580,000	591,317
Deutsche Bank AG
2.13%, 11/24/2026	240,000	234,685
2.31%, 11/16/2027	2,867,000	2,733,696
5.00%, 09/11/2030	260,000	255,550
5.37%, 01/10/2029	435,000	436,189
5.40%, 09/11/2035	270,000	259,273
5.41%, 05/10/2029	440,000	447,015
6.72%, 01/18/2029	2,978,000	3,102,160
6.82%, 11/20/2029	390,000	410,773
7.15%, 07/13/2027	545,000	561,566
DNB Bank ASA
1.61%, 03/30/2028*	675,000	630,482
4.85%, 11/05/2030*	400,000	396,659
Federation des Caisses Desjardins du Quebec
5.70%, 03/14/2028*	400,000	409,242
Goldman Sachs Group, Inc.
1.95%, 10/21/2027	506,000	481,874
1.99%, 01/27/2032	1,250,000	1,042,263
Security Description	Shares or Principal Amount	Value

Banks (continued)
2.38%, 07/21/2032	$ 365,000	$ 307,688
2.64%, 02/24/2028	599,000	573,092
3.69%, 06/05/2028	1,308,000	1,273,200
4.41%, 04/23/2039	530,000	469,374
4.69%, 10/23/2030	630,000	619,049
5.05%, 07/23/2030	260,000	259,321
5.33%, 07/23/2035	550,000	541,135
6.48%, 10/24/2029	530,000	556,486
HSBC Holdings PLC
2.01%, 09/22/2028	600,000	555,495
2.21%, 08/17/2029	415,000	375,770
2.36%, 08/18/2031	580,000	496,733
4.00%, 03/09/2026(1)	1,271,000	1,249,728
4.29%, 09/12/2026	200,000	199,325
4.70%, 03/09/2031(1)	3,212,000	2,863,149
5.29%, 11/19/2030	415,000	414,598
6.33%, 03/09/2044	230,000	243,486
8.11%, 11/03/2033	600,000	680,558
Huntington Bancshares, Inc.
5.27%, 01/15/2031	310,000	310,639
ING Groep NV
1.73%, 04/01/2027	225,000	217,154
JPMorgan Chase & Co.
2.55%, 11/08/2032	3,529,000	3,001,779
2.96%, 05/13/2031	1,708,000	1,536,535
3.51%, 01/23/2029	3,928,000	3,786,136
4.01%, 04/23/2029	5,046,000	4,918,649
KBC Group NV
4.93%, 10/16/2030*	360,000	355,855
KeyCorp
4.79%, 06/01/2033	110,000	104,512
Lloyds Banking Group PLC
1.63%, 05/11/2027	460,000	441,678
3.75%, 01/11/2027	1,106,000	1,085,697
4.58%, 12/10/2025	200,000	199,444
5.46%, 01/05/2028	475,000	479,479
5.68%, 01/05/2035	515,000	516,574
Macquarie Bank, Ltd.
3.05%, 03/03/2036*	340,000	293,146
6.13%, 03/08/2027*(1)	4,363,000	4,395,321
Macquarie Group, Ltd.
1.34%, 01/12/2027*	380,000	367,683
4.44%, 06/21/2033*	1,890,000	1,772,353
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/2030	4,800,000	4,114,932
Mizuho Financial Group, Inc.
1.23%, 05/22/2027	481,000	459,712
2.87%, 09/13/2030	337,000	306,060
Morgan Stanley
2.51%, 10/20/2032	3,649,000	3,084,983
2.70%, 01/22/2031	272,000	243,137
3.13%, 07/27/2026	73,000	71,484
3.22%, 04/22/2042	705,000	524,985
3.77%, 01/24/2029	278,000	269,343
4.30%, 01/27/2045	275,000	230,623
4.35%, 09/08/2026	75,000	74,501
4.43%, 01/23/2030	457,000	447,054
4.46%, 04/22/2039	300,000	270,660
5.04%, 07/19/2030	210,000	209,666
5.16%, 04/20/2029	765,000	769,416
5.32%, 07/19/2035	285,000	281,601
5.42%, 07/21/2034	1,632,000	1,632,047
5.45%, 07/20/2029	688,000	698,428

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
5.47%, 01/18/2035	$ 264,000	$ 263,419
NatWest Group PLC
4.45%, 05/08/2030	250,000	242,516
4.89%, 05/18/2029	400,000	397,436
5.08%, 01/27/2030	355,000	353,115
5.78%, 03/01/2035	495,000	499,802
5.85%, 03/02/2027	200,000	202,151
6.02%, 03/02/2034	416,000	427,489
NatWest Markets PLC
5.41%, 05/17/2029*	815,000	827,107
Nordea Bank Abp
5.38%, 09/22/2027*	345,000	349,877
Northern Trust Corp.
3.38%, 05/08/2032	105,000	100,962
PNC Financial Services Group, Inc.
4.81%, 10/21/2032	390,000	380,785
5.07%, 01/24/2034	606,000	592,975
Royal Bank of Canada
4.65%, 10/18/2030	625,000	614,303
Santander Holdings USA, Inc.
6.17%, 01/09/2030	570,000	584,627
Santander UK Group Holdings PLC
1.67%, 06/14/2027	465,000	444,089
4.86%, 09/11/2030	410,000	400,141
5.69%, 04/15/2031	430,000	434,424
6.53%, 01/10/2029	800,000	828,460
6.83%, 11/21/2026	418,000	423,990
Skandinaviska Enskilda Banken AB
5.38%, 03/05/2029*	650,000	658,919
Societe Generale SA
1.49%, 12/14/2026*	997,000	966,950
1.79%, 06/09/2027*	420,000	401,110
2.89%, 06/09/2032*	980,000	827,076
3.00%, 01/22/2030*	352,000	315,765
4.25%, 04/14/2025*	676,000	674,381
5.25%, 02/19/2027*	466,000	466,558
5.63%, 01/19/2030*	700,000	703,944
Standard Chartered PLC
1.46%, 01/14/2027*	430,000	415,987
5.69%, 05/14/2028*	240,000	243,161
5.91%, 05/14/2035*	1,215,000	1,224,179
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	4,943,000	4,249,810
3.04%, 07/16/2029	1,142,000	1,051,097
5.52%, 01/13/2028	330,000	336,177
5.71%, 01/13/2030	330,000	339,129
Toronto-Dominion Bank
5.30%, 01/30/2032	445,000	445,185
5.52%, 07/17/2028	335,000	341,962
Truist Financial Corp.
5.71%, 01/24/2035	308,000	311,064
6.05%, 06/08/2027	550,000	558,531
7.16%, 10/30/2029	680,000	728,042
UBS AG
7.50%, 02/15/2028	250,000	268,507
UBS Group AG
1.31%, 02/02/2027*	780,000	753,004
2.19%, 06/05/2026*	250,000	247,712
3.87%, 01/12/2029*	250,000	242,288
4.13%, 09/24/2025*	1,627,000	1,622,583
4.38%, 02/10/2031*(1)	3,708,000	3,238,555
5.62%, 09/13/2030*	455,000	463,212
Security Description	Shares or Principal Amount	Value

Banks (continued)
6.54%, 08/12/2033*	$ 260,000	$ 276,583
UniCredit SpA
1.98%, 06/03/2027*	330,000	317,051
2.57%, 09/22/2026*	420,000	413,107
Wells Fargo & Co.
2.57%, 02/11/2031	6,334,000	5,619,330
5.20%, 01/23/2030	410,000	412,443
5.21%, 12/03/2035	870,000	851,118
5.56%, 07/25/2034	485,000	486,530
5.57%, 07/25/2029	1,435,000	1,462,039
6.30%, 10/23/2029	1,090,000	1,137,963
Westpac Banking Corp.
2.89%, 02/04/2030	1,841,000	1,840,919
		148,923,653
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	943,000	891,624
Molson Coors Beverage Co.
4.20%, 07/15/2046	166,000	131,896
		1,023,520
Biotechnology — 0.1%
Amgen, Inc.
5.60%, 03/02/2043	146,000	143,143
Baxalta, Inc.
5.25%, 06/23/2045	14,000	12,955
Gilead Sciences, Inc.
2.60%, 10/01/2040	1,240,000	864,432
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	900,000	752,350
Royalty Pharma PLC
1.20%, 09/02/2025	193,000	188,980
2.15%, 09/02/2031	287,000	236,823
		2,198,683
Building Materials — 0.4%
CRH America, Inc.
5.13%, 05/18/2045*	200,000	183,428
Martin Marietta Materials, Inc.
3.45%, 06/01/2027	208,000	202,149
Masco Corp.
2.00%, 10/01/2030	170,000	144,214
6.50%, 08/15/2032	250,000	266,998
Standard Industries, Inc.
3.38%, 01/15/2031*	1,500,000	1,313,089
4.38%, 07/15/2030*	3,257,000	3,024,872
Vulcan Materials Co.
3.50%, 06/01/2030	1,177,000	1,092,701
		6,227,451
Chemicals — 0.2%
Albemarle Corp.
5.45%, 12/01/2044	150,000	134,348
Celanese US Holdings LLC
6.05%, 03/15/2025	97,000	97,084
DuPont de Nemours, Inc.
5.32%, 11/15/2038	100,000	100,947
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030*	2,553,000	2,176,817
LYB International Finance BV
4.88%, 03/15/2044	300,000	259,149

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Chemicals (continued)
Nutrien, Ltd.
4.13%, 03/15/2035	$ 300,000	$ 266,432
4.20%, 04/01/2029	75,000	72,993
5.00%, 04/01/2049	110,000	97,579
		3,205,349
Commercial Services — 0.8%
Ashtead Capital, Inc.
5.55%, 05/30/2033*	1,989,000	1,963,980
5.80%, 04/15/2034*	512,000	513,993
Element Fleet Management Corp.
6.27%, 06/26/2026*	355,000	361,269
ERAC USA Finance LLC
4.50%, 02/15/2045*	200,000	171,087
7.00%, 10/15/2037*	719,000	812,215
Ford Foundation
2.82%, 06/01/2070	175,000	97,472
Global Payments, Inc.
2.90%, 05/15/2030	2,887,000	2,576,526
2.90%, 11/15/2031	1,048,000	903,084
3.20%, 08/15/2029	477,000	439,771
5.30%, 08/15/2029	169,000	169,686
Pepperdine University
3.30%, 12/01/2059	290,000	182,609
Quanta Services, Inc.
2.35%, 01/15/2032	560,000	464,247
2.90%, 10/01/2030	710,000	632,165
S&P Global, Inc.
2.90%, 03/01/2032	382,000	333,632
Toll Road Investors Partnership II LP
Zero Coupon, 02/15/2026*	939,000	876,657
Zero Coupon, 02/15/2029*	2,723,000	1,923,997
Zero Coupon, 02/15/2031*	939,000	582,450
Zero Coupon, 02/15/2043*	1,732,711	511,150
University of Southern California
3.23%, 10/01/2120	280,000	159,215
Verisk Analytics, Inc.
5.75%, 04/01/2033	395,000	407,603
		14,082,808
Computers — 0.4%
Accenture Capital, Inc.
4.50%, 10/04/2034	260,000	247,405
Apple, Inc.
2.70%, 08/05/2051	890,000	552,652
CGI, Inc.
2.30%, 09/14/2031	776,000	648,640
Dell International LLC/EMC Corp.
5.30%, 10/01/2029	3,767,000	3,804,717
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	730,000	712,040
Leidos, Inc.
2.30%, 02/15/2031	235,000	198,944
		6,164,398
Cosmetics/Personal Care — 0.1%
Haleon US Capital LLC
3.63%, 03/24/2032	1,762,000	1,601,306
Diversified Financial Services — 2.3%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
2.45%, 10/29/2026	835,000	801,711
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
6.10%, 01/15/2027	$ 610,000	$ 623,119
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/2028	1,665,000	1,551,113
3.30%, 01/30/2032	1,067,000	935,924
6.50%, 07/15/2025	1,719,000	1,729,808
Aircastle, Ltd./Aircastle Ireland DAC
5.25%, 03/15/2030*	370,000	367,841
American Express Co.
5.44%, 01/30/2036	445,000	444,945
Avolon Holdings Funding, Ltd.
2.13%, 02/21/2026*	1,762,000	1,709,979
2.53%, 11/18/2027*	3,265,000	3,040,235
2.75%, 02/21/2028*	257,000	239,579
4.25%, 04/15/2026*	1,194,000	1,181,616
4.38%, 05/01/2026*	614,000	609,018
4.95%, 01/15/2028*	125,000	124,067
5.15%, 01/15/2030*	195,000	192,186
5.50%, 01/15/2026*	1,270,000	1,275,765
5.75%, 03/01/2029*	414,000	419,172
5.75%, 11/15/2029*	235,000	237,840
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045*	110,000	91,580
Capital One Financial Corp.
2.62%, 11/02/2032	475,000	398,056
4.20%, 10/29/2025	100,000	99,514
5.82%, 02/01/2034	1,300,000	1,310,577
6.05%, 02/01/2035	1,689,000	1,726,442
6.38%, 06/08/2034	2,029,000	2,117,802
Charles Schwab Corp.
5.00%, 06/01/2027(1)	3,313,000	3,252,804
5.85%, 05/19/2034	2,505,000	2,583,286
6.14%, 08/24/2034	1,643,000	1,726,736
Discover Financial Services
6.70%, 11/29/2032	4,075,000	4,357,272
Intercontinental Exchange, Inc.
5.25%, 06/15/2031	1,023,000	1,036,402
LPL Holdings, Inc.
4.00%, 03/15/2029*	2,138,000	2,027,903
6.00%, 05/20/2034	1,976,000	2,023,711
6.75%, 11/17/2028	689,000	726,680
LSEGA Financing PLC
2.00%, 04/06/2028*	925,000	848,123
Macquarie Airfinance Holdings, Ltd.
5.15%, 03/17/2030*	285,000	280,354
Nasdaq, Inc.
5.55%, 02/15/2034	185,000	187,179
Nomura Holdings, Inc.
2.68%, 07/16/2030	350,000	306,780
		40,585,119
Electric — 2.4%
AEP Transmission Co. LLC
3.15%, 09/15/2049	95,000	62,527
Alabama Power Co.
3.75%, 03/01/2045	50,000	38,431
4.10%, 01/15/2042	63,000	51,477
5.70%, 02/15/2033	100,000	103,085
Ameren Illinois Co.
3.25%, 03/15/2050	400,000	270,374
American Electric Power Co., Inc.
5.95%, 11/01/2032	1,608,000	1,658,947

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Baltimore Gas & Electric Co.
3.20%, 09/15/2049	$ 230,000	$ 151,374
5.65%, 06/01/2054	330,000	321,072
Berkshire Hathaway Energy Co.
6.13%, 04/01/2036	176,000	184,823
Brazos Securitization LLC
5.41%, 09/01/2052*	1,837,000	1,777,222
Calpine Corp.
3.75%, 03/01/2031*	2,005,000	1,813,138
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028*	286,000	273,107
5.95%, 12/15/2036	100,000	101,460
CMS Energy Corp.
2.95%, 02/15/2027	116,000	112,003
Commonwealth Edison Co.
3.65%, 06/15/2046	121,000	90,375
Constellation Energy Generation LLC
5.75%, 10/01/2041	950,000	924,111
5.80%, 03/01/2033	109,000	111,145
Consumers 2023 Securitization Funding LLC
5.55%, 03/01/2028	1,073,614	1,080,948
Delmarva Power & Light Co.
4.15%, 05/15/2045	190,000	152,787
DTE Electric Co.
3.70%, 03/15/2045	111,000	85,256
DTE Electric Securitization Funding II LLC
6.09%, 09/01/2038	380,000	403,423
Duke Energy Corp.
3.75%, 09/01/2046	705,000	517,816
Duke Energy Indiana LLC
6.12%, 10/15/2035	100,000	105,406
Duke Energy Progress LLC
2.90%, 08/15/2051	320,000	197,349
4.15%, 12/01/2044	180,000	146,122
Duquesne Light Holdings, Inc.
2.53%, 10/01/2030*	350,000	304,360
3.62%, 08/01/2027*	400,000	386,547
Electricite de France SA
5.95%, 04/22/2034*	375,000	382,397
6.90%, 05/23/2053*	983,000	1,049,505
Emera US Finance LP
4.75%, 06/15/2046	320,000	266,311
Empire District Bondco LLC
4.94%, 01/01/2035	848,782	844,424
Enel Finance International NV
3.50%, 04/06/2028*	3,200,000	3,063,288
Entergy Arkansas LLC
2.65%, 06/15/2051	590,000	347,596
Entergy Louisiana LLC
2.90%, 03/15/2051	240,000	147,608
3.05%, 06/01/2031	145,000	129,789
5.80%, 03/15/2055	150,000	148,295
Entergy Mississippi LLC
5.85%, 06/01/2054	210,000	210,405
Evergy Metro, Inc.
4.20%, 03/15/2048	100,000	78,919
Evergy, Inc.
2.90%, 09/15/2029	450,000	409,280
Fells Point Funding Trust
3.05%, 01/31/2027*	1,215,000	1,169,695
FirstEnergy Pennsylvania Electric Co.
3.25%, 03/15/2028*	75,000	71,627
Security Description	Shares or Principal Amount	Value

Electric (continued)
Fortis, Inc.
3.06%, 10/04/2026	$ 186,000	$ 180,653
ITC Holdings Corp.
2.95%, 05/14/2030*	210,000	188,754
4.95%, 09/22/2027*	585,000	585,452
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	2,876,000	2,450,117
4.30%, 01/15/2026*	245,000	244,047
5.10%, 01/15/2035*	155,000	150,989
6.15%, 06/01/2037	100,000	104,258
Massachusetts Electric Co.
4.00%, 08/15/2046*	241,000	185,257
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028*	140,000	136,696
Nevada Power Co.
5.38%, 09/15/2040	96,000	91,428
New England Power Co.
3.80%, 12/05/2047*	140,000	103,516
New York State Electric & Gas Corp.
3.25%, 12/01/2026*	113,000	109,873
Niagara Mohawk Power Corp.
1.96%, 06/27/2030*	450,000	383,531
NRG Energy, Inc.
2.00%, 12/02/2025*	355,000	346,358
2.45%, 12/02/2027*	395,000	367,589
4.45%, 06/15/2029*	300,000	288,083
OGE Energy Corp.
5.45%, 05/15/2029	140,000	142,508
Ohio Power Co.
2.90%, 10/01/2051	335,000	201,334
Oncor Electric Delivery Co. LLC
3.10%, 09/15/2049	425,000	277,691
Pacific Gas & Electric Co.
2.95%, 03/01/2026	1,185,000	1,159,279
3.00%, 06/15/2028	1,428,000	1,321,316
3.30%, 08/01/2040	3,970,000	2,826,495
3.45%, 07/01/2025	290,000	287,849
3.75%, 08/15/2042	75,000	54,986
4.30%, 03/15/2045	130,000	99,637
4.45%, 04/15/2042	420,000	339,786
5.80%, 05/15/2034	683,000	677,661
5.90%, 10/01/2054	40,000	37,209
6.40%, 06/15/2033	355,000	365,680
6.75%, 01/15/2053	25,000	25,854
Pepco Holdings LLC
7.45%, 08/15/2032	119,000	132,786
PG&E Recovery Funding LLC
5.23%, 06/01/2042	345,000	340,404
5.53%, 06/01/2051	410,000	401,672
5.54%, 07/15/2049	420,000	411,589
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2038	305,000	283,164
5.10%, 06/01/2054	385,000	356,720
5.21%, 12/01/2049	205,000	192,883
PPL Electric Utilities Corp.
4.13%, 06/15/2044	270,000	223,704
Progress Energy, Inc.
7.00%, 10/30/2031	150,000	166,875
Public Service Co. of Colorado
3.55%, 06/15/2046	53,000	37,349
Public Service Co. of Oklahoma
5.20%, 01/15/2035	110,000	106,850
6.63%, 11/15/2037	450,000	478,443

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Public Service Electric & Gas Co.
3.00%, 03/01/2051	$ 675,000	$ 434,642
5.70%, 12/01/2036	100,000	102,239
San Diego Gas & Electric Co.
2.95%, 08/15/2051	445,000	282,043
SCE Recovery Funding LLC
4.70%, 06/15/2042	373,631	354,005
5.11%, 12/14/2049	165,000	149,790
Sigeco Securitization I LLC
5.03%, 11/15/2038	352,914	347,941
Southern California Edison Co.
4.05%, 03/15/2042	350,000	272,898
5.55%, 01/15/2036	100,000	94,703
5.75%, 04/15/2054	660,000	613,519
5.88%, 12/01/2053	447,000	419,582
5.90%, 03/01/2055	255,000	241,142
Southern Co.
5.20%, 06/15/2033	696,000	687,985
Southwestern Electric Power Co.
3.90%, 04/01/2045	110,000	82,574
Southwestern Public Service Co.
4.50%, 08/15/2041	100,000	85,655
Virginia Electric & Power Co.
4.45%, 02/15/2044	180,000	152,660
Vistra Operations Co. LLC
5.70%, 12/30/2034*	155,000	153,049
6.00%, 04/15/2034*	318,000	321,186
WEC Energy Group, Inc.
3.55%, 06/15/2025	55,000	54,718
		41,460,480
Electronics — 0.2%
Arrow Electronics, Inc.
2.95%, 02/15/2032	2,600,000	2,206,041
5.88%, 04/10/2034	1,627,000	1,629,272
Honeywell International, Inc.
5.25%, 03/01/2054	440,000	412,745
		4,248,058
Entertainment — 0.2%
WarnerMedia Holdings, Inc.
5.05%, 03/15/2042	1,565,000	1,259,555
5.14%, 03/15/2052	1,919,000	1,431,350
WMG Acquisition Corp.
3.00%, 02/15/2031*	820,000	721,222
		3,412,127
Food — 0.6%
Bimbo Bakeries USA, Inc.
4.00%, 05/17/2051*	445,000	323,478
5.38%, 01/09/2036*	200,000	193,496
Campbell's Company
3.13%, 04/24/2050	145,000	93,176
Conagra Brands, Inc.
5.30%, 11/01/2038	105,000	98,870
J.M. Smucker Co.
6.20%, 11/15/2033	220,000	231,660
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.75%, 12/01/2031	490,000	438,619
5.50%, 01/15/2030	2,525,000	2,529,435
6.75%, 03/15/2034	520,000	553,581
Security Description	Shares or Principal Amount	Value

Food (continued)
Kraft Heinz Foods Co.
4.38%, 06/01/2046	$ 304,000	$ 247,437
4.63%, 10/01/2039	400,000	355,574
Kroger Co.
5.00%, 09/15/2034	190,000	184,359
5.00%, 04/15/2042	400,000	363,099
5.50%, 09/15/2054	140,000	131,180
Performance Food Group, Inc.
6.13%, 09/15/2032*	2,170,000	2,174,559
Post Holdings, Inc.
4.50%, 09/15/2031*	270,000	244,135
4.63%, 04/15/2030*	681,000	633,463
5.50%, 12/15/2029*	801,000	784,167
Tyson Foods, Inc.
5.70%, 03/15/2034	340,000	342,671
		9,922,959
Forest Products & Paper — 0.0%
Pabrik Kertas Tjiwi Kimia Tbk PT
2.00%, 04/30/2029(2)(3)	293,051	73,263
Pindo Deli Pulp & Paper Mills PT FRS
8.51%, (3 ML+3.00%), 04/28/2027*†(2)(4)	1,005,686	0
		73,263
Gas — 0.4%
APA Infrastructure, Ltd.
4.25%, 07/15/2027*	285,000	281,209
5.13%, 09/16/2034*	910,000	872,768
Atmos Energy Corp.
4.13%, 10/15/2044	270,000	220,682
Boston Gas Co.
3.15%, 08/01/2027*	3,510,000	3,351,060
Brooklyn Union Gas Co.
4.27%, 03/15/2048*	250,000	192,888
NiSource, Inc.
1.70%, 02/15/2031	360,000	296,778
2.95%, 09/01/2029	245,000	225,012
3.60%, 05/01/2030	1,413,000	1,323,285
Southern Co. Gas Capital Corp.
3.15%, 09/30/2051	295,000	189,027
3.95%, 10/01/2046	71,000	54,833
		7,007,542
Hand/Machine Tools — 0.3%
Regal Rexnord Corp.
6.05%, 04/15/2028	829,000	845,383
6.30%, 02/15/2030	2,533,000	2,612,227
6.40%, 04/15/2033	1,964,000	2,032,365
		5,489,975
Healthcare-Products — 0.3%
Alcon Finance Corp.
2.60%, 05/27/2030*	989,000	877,903
2.75%, 09/23/2026*	716,000	693,373
3.00%, 09/23/2029*	1,307,000	1,201,469
5.38%, 12/06/2032*	707,000	711,842
Boston Scientific Corp.
4.55%, 03/01/2039	98,000	90,177
DH Europe Finance II SARL
3.25%, 11/15/2039	202,000	157,129
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.25%, 04/01/2029*	1,534,000	1,558,731

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Products (continued)
Solventum Corp.
5.60%, 03/23/2034	$ 543,000	$ 543,281
		5,833,905
Healthcare-Services — 1.1%
Adventist Health System
5.43%, 03/01/2032	2,427,000	2,420,575
Bon Secours Mercy Health, Inc.
3.21%, 06/01/2050	400,000	265,337
Children's Hospital
2.93%, 07/15/2050	340,000	213,203
Children's Hospital Corp.
2.59%, 02/01/2050	270,000	162,311
CommonSpirit Health
2.78%, 10/01/2030	275,000	243,864
3.91%, 10/01/2050	275,000	203,764
Cottage Health Obligated Group
3.30%, 11/01/2049	320,000	222,442
Elevance Health, Inc.
4.65%, 08/15/2044	180,000	154,974
Hackensack Meridian Health, Inc.
2.68%, 09/01/2041	760,000	529,559
2.88%, 09/01/2050	400,000	251,047
Hartford HealthCare Corp.
3.45%, 07/01/2054	700,000	479,568
HCA, Inc.
3.50%, 07/15/2051	137,000	89,842
5.13%, 06/15/2039	335,000	308,015
5.45%, 09/15/2034	355,000	347,752
5.50%, 06/15/2047	390,000	357,647
5.95%, 09/15/2054	200,000	191,379
6.10%, 04/01/2064	500,000	478,489
Humana, Inc.
5.88%, 03/01/2033	2,100,000	2,126,918
Icon Investments Six DAC
6.00%, 05/08/2034	1,524,000	1,542,940
Marin General Hospital
7.24%, 08/01/2045	1,226,000	1,383,056
Memorial Health Services
3.45%, 11/01/2049	620,000	438,907
MyMichigan Health
3.41%, 06/01/2050	155,000	107,829
Northwell Healthcare, Inc.
3.98%, 11/01/2046	594,000	460,070
NYU Langone Hospitals
3.38%, 07/01/2055	270,000	183,160
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	460,000	284,505
Texas Health Resources
2.33%, 11/15/2050	220,000	122,905
4.33%, 11/15/2055	400,000	327,436
Toledo Hospital
5.33%, 11/15/2028	3,425,000	3,357,862
5.75%, 11/15/2038	1,296,000	1,282,873
UnitedHealth Group, Inc.
3.25%, 05/15/2051	345,000	227,803
3.50%, 08/15/2039	420,000	334,334
5.88%, 02/15/2053	250,000	250,797
Yale-New Haven Health Services Corp.
2.50%, 07/01/2050	390,000	224,453
		19,575,616
Security Description	Shares or Principal Amount	Value

Insurance — 0.9%
AIA Group, Ltd.
3.20%, 09/16/2040*	$ 250,000	$ 186,209
Aon North America, Inc.
5.45%, 03/01/2034	650,000	652,644
5.75%, 03/01/2054	500,000	490,712
Athene Global Funding
1.45%, 01/08/2026*	470,000	456,448
2.95%, 11/12/2026*	1,125,000	1,087,661
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	410,000	309,044
Brown & Brown, Inc.
2.38%, 03/15/2031	910,000	768,012
4.95%, 03/17/2052	628,000	531,858
F&G Annuities & Life, Inc.
6.50%, 06/04/2029	210,000	214,464
F&G Global Funding
1.75%, 06/30/2026*	380,000	363,179
5.88%, 06/10/2027*	400,000	406,009
Fairfax Financial Holdings, Ltd.
3.38%, 03/03/2031	551,000	492,493
4.85%, 04/17/2028	2,552,000	2,538,385
5.63%, 08/16/2032	1,822,000	1,840,160
Guardian Life Insurance Co. of America
4.85%, 01/24/2077*	63,000	52,721
Hanover Insurance Group, Inc.
2.50%, 09/01/2030	250,000	216,236
Hartford Financial Services Group, Inc.
4.30%, 04/15/2043	260,000	218,996
High Street Funding Trust I
4.11%, 02/15/2028*	321,000	309,333
HUB International, Ltd.
7.25%, 06/15/2030*	2,009,000	2,077,264
New York Life Insurance Co.
4.45%, 05/15/2069*	305,000	234,623
Northwestern Mutual Global Funding
1.70%, 06/01/2028*	405,000	368,121
Pacific Life Insurance Co.
4.30%, 10/24/2067*	249,000	197,638
Sammons Financial Group, Inc.
6.88%, 04/15/2034*	1,572,000	1,649,051
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047*	200,000	159,904
		15,821,165
Internet — 0.1%
Amazon.com, Inc.
3.95%, 04/13/2052	655,000	517,258
Match Group Holdings II LLC
3.63%, 10/01/2031*	356,000	305,463
Meta Platforms, Inc.
5.40%, 08/15/2054	250,000	242,552
5.60%, 05/15/2053	525,000	523,393
Uber Technologies, Inc.
4.80%, 09/15/2034	240,000	229,792
		1,818,458
Lodging — 0.2%
Hilton Domestic Operating Co., Inc.
5.88%, 03/15/2033*	2,184,000	2,169,726
Marriott International, Inc.
3.50%, 10/15/2032	1,699,000	1,498,645
		3,668,371

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Machinery-Diversified — 0.3%
CNH Industrial NV
3.85%, 11/15/2027	$ 713,000	$ 695,343
nVent Finance SARL
4.55%, 04/15/2028	225,000	222,402
Otis Worldwide Corp.
2.57%, 02/15/2030	710,000	634,162
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/2028	3,564,000	3,536,566
		5,088,473
Media — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	3,485,000	3,170,637
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041	260,000	180,154
3.50%, 03/01/2042	275,000	187,881
3.70%, 04/01/2051	525,000	328,972
4.80%, 03/01/2050	510,000	383,962
5.25%, 04/01/2053	4,380,000	3,533,772
6.38%, 10/23/2035	471,000	473,160
6.83%, 10/23/2055	175,000	172,106
Comcast Corp.
3.20%, 07/15/2036	300,000	242,192
3.25%, 11/01/2039	1,090,000	827,606
3.90%, 03/01/2038	273,000	230,252
4.20%, 08/15/2034	630,000	577,535
5.35%, 05/15/2053	360,000	330,278
Cox Communications, Inc.
2.95%, 10/01/2050*	255,000	146,505
Time Warner Cable LLC
4.50%, 09/15/2042	2,789,000	2,137,903
5.50%, 09/01/2041	700,000	607,701
		13,530,616
Metal Fabricate/Hardware — 0.0%
Precision Castparts Corp.
4.20%, 06/15/2035	150,000	139,787
4.38%, 06/15/2045	100,000	85,542
		225,329
Mining — 0.8%
Anglo American Capital PLC
2.25%, 03/17/2028*	1,326,000	1,217,239
2.88%, 03/17/2031*	1,551,000	1,354,330
3.88%, 03/16/2029*	1,901,000	1,815,176
4.75%, 03/16/2052*	2,499,000	2,083,642
Corp. Nacional del Cobre de Chile
6.44%, 01/26/2036*	339,000	344,959
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	2,313,000	2,110,459
Glencore Funding LLC
2.50%, 09/01/2030*	1,260,000	1,098,884
2.85%, 04/27/2031*	2,121,000	1,848,165
5.63%, 04/04/2034*	390,000	390,380
Novelis Corp.
3.88%, 08/15/2031*	2,014,000	1,764,219
		14,027,453
Miscellaneous Manufacturing — 0.0%
Eaton Corp.
5.80%, 03/15/2037	300,000	306,451
Security Description	Shares or Principal Amount	Value

Oil & Gas — 1.1%
Aker BP ASA
5.80%, 10/01/2054*	$ 150,000	$ 135,883
BP Capital Markets America, Inc.
2.77%, 11/10/2050	450,000	270,424
2.94%, 06/04/2051	500,000	310,468
ConocoPhillips Co.
5.50%, 01/15/2055	500,000	473,037
Coterra Energy, Inc.
5.40%, 02/15/2035	410,000	398,570
Devon Energy Corp.
5.75%, 09/15/2054	450,000	406,348
Eni SpA
4.25%, 05/09/2029*	1,407,000	1,365,275
5.50%, 05/15/2034*	3,097,000	3,071,387
5.95%, 05/15/2054*	290,000	280,144
Eni USA, Inc.
7.30%, 11/15/2027	200,000	212,212
EQT Corp.
3.63%, 05/15/2031*	807,000	726,128
3.90%, 10/01/2027	1,442,000	1,403,999
5.00%, 01/15/2029	697,000	692,687
Exxon Mobil Corp.
3.00%, 08/16/2039	410,000	310,648
3.10%, 08/16/2049	510,000	338,424
Marathon Petroleum Corp.
4.75%, 09/15/2044	2,160,000	1,799,106
5.85%, 12/15/2045	974,000	901,934
Occidental Petroleum Corp.
5.20%, 08/01/2029	180,000	178,997
5.38%, 01/01/2032	175,000	171,658
Phillips 66 Co.
3.15%, 12/15/2029	250,000	230,545
4.90%, 10/01/2046	256,000	220,258
Pioneer Natural Resources Co.
1.90%, 08/15/2030	520,000	444,839
Santos Finance, Ltd.
6.88%, 09/19/2033*	1,618,000	1,712,121
Suncor Energy, Inc.
7.88%, 06/15/2026	144,000	149,758
Tengizchevroil Finance Co. International, Ltd.
3.25%, 08/15/2030	1,714,000	1,456,831
TotalEnergies Capital International SA
2.99%, 06/29/2041	760,000	546,595
3.46%, 07/12/2049	385,000	270,460
		18,478,736
Oil & Gas Services — 0.0%
Halliburton Co.
4.85%, 11/15/2035	85,000	80,481
Packaging & Containers — 0.0%
Graphic Packaging International LLC
1.51%, 04/15/2026*	545,000	521,808
Packaging Corp. of America
4.05%, 12/15/2049	385,000	294,596
WRKCo., Inc.
3.90%, 06/01/2028	45,000	43,574
		859,978
Pharmaceuticals — 0.5%
AbbVie, Inc.
4.05%, 11/21/2039	1,184,000	1,016,628
4.40%, 11/06/2042	275,000	239,559
4.50%, 05/14/2035	420,000	394,912

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals (continued)
5.05%, 03/15/2034	$ 115,000	$ 114,082
AstraZeneca PLC
4.00%, 09/18/2042	110,000	91,598
6.45%, 09/15/2037	140,000	153,825
Bristol-Myers Squibb Co.
4.13%, 06/15/2039	241,000	208,949
4.55%, 02/20/2048	121,000	103,198
Cencora, Inc.
5.15%, 02/15/2035	780,000	761,844
CVS Health Corp.
4.30%, 03/25/2028	75,000	73,231
5.05%, 03/25/2048	600,000	501,503
CVS Pass-Through Trust
4.70%, 01/10/2036*	187,894	174,572
7.51%, 01/10/2032*	146,346	152,922
8.35%, 07/10/2031*	195,393	210,514
Eli Lilly & Co.
5.00%, 02/09/2054	330,000	303,285
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/2028*	1,939,000	1,839,102
Pfizer Investment Enterprises Pte., Ltd.
5.30%, 05/19/2053	795,000	744,388
Takeda Pharmaceutical Co., Ltd.
3.03%, 07/09/2040	820,000	601,275
3.18%, 07/09/2050	693,000	450,696
5.65%, 07/05/2044	292,000	288,384
Zoetis, Inc.
2.00%, 05/15/2030	370,000	320,318
		8,744,785
Pipelines — 1.7%
Cameron LNG LLC
3.70%, 01/15/2039*	479,000	388,378
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/2039	1,036,000	823,990
Cheniere Energy, Inc.
5.65%, 04/15/2034	260,000	259,915
Columbia Pipelines Holding Co. LLC
5.10%, 10/01/2031*	165,000	162,022
Eastern Energy Gas Holdings LLC
6.20%, 01/15/2055	230,000	235,962
Eastern Gas Transmission & Storage, Inc.
3.90%, 11/15/2049	423,000	304,780
Enbridge, Inc.
4.25%, 12/01/2026	1,450,000	1,437,822
5.63%, 04/05/2034	800,000	802,306
5.70%, 03/08/2033	972,000	984,766
Energy Transfer LP
4.15%, 09/15/2029	272,000	261,776
4.95%, 01/15/2043	567,000	489,095
5.55%, 02/15/2028	676,000	687,683
6.05%, 06/01/2041	677,000	673,006
Enterprise Products Operating LLC
4.95%, 02/15/2035	800,000	776,722
Flex Intermediate Holdco LLC
4.32%, 12/30/2039*	280,000	214,097
Galaxy Pipeline Assets Bidco, Ltd.
2.94%, 09/30/2040*	449,870	359,870
Gray Oak Pipeline LLC
2.60%, 10/15/2025*	1,345,000	1,321,485
Kinder Morgan Energy Partners LP
5.40%, 09/01/2044	1,611,000	1,467,723
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Kinder Morgan, Inc.
5.00%, 02/01/2029	$ 459,000	$ 458,133
MPLX LP
4.95%, 03/14/2052	3,197,000	2,684,132
5.50%, 06/01/2034	620,000	612,481
NGPL PipeCo LLC
3.25%, 07/15/2031*	410,000	354,526
ONEOK Partners LP
6.65%, 10/01/2036	240,000	255,223
Oneok, Inc.
4.75%, 10/15/2031	655,000	633,718
ONEOK, Inc.
5.70%, 11/01/2054	575,000	534,157
Plains All American Pipeline LP
5.95%, 06/15/2035	465,000	470,574
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	4,937,000	4,607,903
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/2027*	130,000	129,525
5.03%, 10/01/2029*	150,000	147,589
Targa Resources Corp.
4.20%, 02/01/2033	507,000	462,430
4.95%, 04/15/2052	836,000	705,559
6.13%, 03/15/2033	2,375,000	2,454,040
Venture Global Calcasieu Pass LLC
6.25%, 01/15/2030*	2,624,000	2,672,064
Williams Cos., Inc.
5.60%, 03/15/2035	315,000	316,171
6.00%, 03/15/2055	85,000	84,759
		29,234,382
Private Equity — 0.0%
Brookfield Finance, Inc.
4.70%, 09/20/2047	35,000	30,277
4.85%, 03/29/2029	197,000	196,227
		226,504
Real Estate — 0.0%
GAIF Bond Issuer Pty., Ltd.
3.40%, 09/30/2026*	263,000	256,489
Ontario Teachers' Cadillac Fairview Properties Trust
3.88%, 03/20/2027*	243,000	237,617
		494,106
REITS — 1.7%
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	260,000	200,377
4.00%, 02/01/2050	334,000	249,522
American Tower Corp.
1.50%, 01/31/2028	610,000	553,987
1.88%, 10/15/2030	545,000	458,286
2.10%, 06/15/2030	300,000	257,594
3.38%, 10/15/2026	175,000	171,198
3.70%, 10/15/2049	615,000	445,871
Boston Properties LP
2.55%, 04/01/2032	3,765,000	3,058,898
5.75%, 01/15/2035	1,501,000	1,469,225
6.50%, 01/15/2034	1,676,000	1,752,783
Brixmor Operating Partnership LP
2.25%, 04/01/2028	380,000	348,985
2.50%, 08/16/2031	215,000	181,312
3.85%, 02/01/2025	200,000	200,000
5.75%, 02/15/2035	2,909,000	2,931,432

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
COPT Defense Properties LP
2.00%, 01/15/2029	$ 175,000	$ 155,454
2.75%, 04/15/2031	624,000	538,682
Crown Castle, Inc.
4.00%, 03/01/2027	71,000	69,919
DOC DR LLC
2.63%, 11/01/2031	265,000	225,277
Equinix, Inc.
2.00%, 05/15/2028	500,000	457,332
2.15%, 07/15/2030	2,406,000	2,075,993
Essex Portfolio LP
2.65%, 03/15/2032	365,000	309,848
Extra Space Storage LP
2.40%, 10/15/2031	255,000	213,400
4.00%, 06/15/2029	415,000	398,391
5.90%, 01/15/2031	410,000	424,165
Goodman US Finance Six LLC
5.13%, 10/07/2034*	185,000	179,313
Goodman US Finance Three LLC
3.70%, 03/15/2028*	215,000	205,851
Healthcare Realty Holdings LP
2.00%, 03/15/2031	300,000	247,612
3.10%, 02/15/2030	795,000	715,048
Healthpeak OP LLC
2.13%, 12/01/2028	679,000	614,086
3.50%, 07/15/2029	356,000	333,786
Iron Mountain, Inc.
4.50%, 02/15/2031*	3,295,000	3,032,034
Mid-America Apartments LP
1.70%, 02/15/2031	300,000	248,474
NNN REIT, Inc.
4.00%, 11/15/2025	291,000	289,201
5.50%, 06/15/2034	240,000	239,653
Public Storage Operating Co.
2.25%, 11/09/2031	265,000	223,729
Regency Centers LP
2.95%, 09/15/2029	335,000	307,856
4.13%, 03/15/2028	400,000	392,048
Sabra Health Care LP
3.20%, 12/01/2031	430,000	368,583
Safehold GL Holdings LLC
2.80%, 06/15/2031	1,200,000	1,030,620
SBA Communications Corp.
3.13%, 02/01/2029	2,080,000	1,892,388
Scentre Group Trust 1/Scentre Group Trust 2
3.50%, 02/12/2025*	400,000	399,828
UDR, Inc.
2.10%, 08/01/2032	310,000	247,128
3.00%, 08/15/2031	55,000	48,505
3.20%, 01/15/2030	370,000	339,680
Welltower OP LLC
3.10%, 01/15/2030	260,000	238,303
6.50%, 03/15/2041	250,000	268,587
WP Carey, Inc.
2.40%, 02/01/2031	395,000	337,321
4.25%, 10/01/2026	790,000	782,881
		30,130,446
Retail — 0.4%
1011778 BC ULC/New Red Finance, Inc.
6.13%, 06/15/2029*	1,534,000	1,554,893
Security Description	Shares or Principal Amount	Value

Retail (continued)
AutoZone, Inc.
1.65%, 01/15/2031	$ 340,000	$ 280,868
Dick's Sporting Goods, Inc.
3.15%, 01/15/2032	2,038,000	1,788,917
McDonald's Corp.
4.70%, 12/09/2035	155,000	148,490
6.30%, 10/15/2037	102,000	110,266
Penske Automotive Group, Inc.
3.75%, 06/15/2029	3,167,000	2,928,493
		6,811,927
Savings & Loans — 0.1%
Nationwide Building Society
2.97%, 02/16/2028*	950,000	912,086
Semiconductors — 0.5%
Analog Devices, Inc.
2.80%, 10/01/2041	473,000	336,618
Broadcom, Inc.
1.95%, 02/15/2028*	600,000	552,158
3.14%, 11/15/2035*	2,538,000	2,062,865
3.19%, 11/15/2036*	710,000	569,475
4.93%, 05/15/2037*	1,552,000	1,466,980
5.05%, 07/12/2029	930,000	933,712
Intel Corp.
3.05%, 08/12/2051	165,000	94,061
3.25%, 11/15/2049	165,000	99,675
3.73%, 12/08/2047	130,000	87,020
5.70%, 02/10/2053	200,000	178,079
KLA Corp.
3.30%, 03/01/2050	350,000	242,058
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/2031	725,000	621,406
3.25%, 05/11/2041	745,000	543,438
QUALCOMM, Inc.
4.50%, 05/20/2052	290,000	244,194
Texas Instruments, Inc.
5.05%, 05/18/2063	427,000	383,198
		8,414,937
Software — 0.5%
Cadence Design Systems, Inc.
4.70%, 09/10/2034	622,000	596,906
Fiserv, Inc.
3.50%, 07/01/2029	1,675,000	1,575,874
4.40%, 07/01/2049	175,000	142,432
5.15%, 08/12/2034	1,100,000	1,075,951
5.60%, 03/02/2033	1,191,000	1,206,668
Microsoft Corp.
3.04%, 03/17/2062	91,000	57,458
Oracle Corp.
3.60%, 04/01/2050	360,000	249,889
3.80%, 11/15/2037	200,000	166,774
3.85%, 07/15/2036	54,000	46,112
3.90%, 05/15/2035	46,000	40,190
4.30%, 07/08/2034	81,000	74,294
4.38%, 05/15/2055	200,000	155,493
4.90%, 02/06/2033	510,000	495,570
Roper Technologies, Inc.
4.75%, 02/15/2032	255,000	248,922
SS&C Technologies, Inc.
5.50%, 09/30/2027*	2,616,000	2,609,182

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software (continued)
VMware LLC
1.40%, 08/15/2026	$ 859,000	$ 816,686
		9,558,401
Telecommunications — 0.9%
AT&T, Inc.
2.25%, 02/01/2032	765,000	633,534
2.75%, 06/01/2031	400,000	350,015
3.50%, 06/01/2041	304,000	233,199
3.55%, 09/15/2055	1,393,000	934,963
Corning, Inc.
3.90%, 11/15/2049	580,000	432,359
Deutsche Telekom International Finance BV
4.88%, 03/06/2042*	400,000	362,488
NBN Co., Ltd.
2.63%, 05/05/2031*	1,050,000	912,306
Rogers Communications, Inc.
4.50%, 03/15/2042	3,354,000	2,814,786
4.55%, 03/15/2052	3,354,000	2,652,086
Sprint Capital Corp.
6.88%, 11/15/2028	228,000	241,891
T-Mobile USA, Inc.
2.55%, 02/15/2031	4,081,000	3,530,882
3.40%, 10/15/2052	720,000	479,098
4.38%, 04/15/2040	317,000	275,440
5.15%, 04/15/2034	318,000	312,600
Verizon Communications, Inc.
2.65%, 11/20/2040	495,000	340,059
4.78%, 02/15/2035*	50,000	47,675
Vodafone Group PLC
4.88%, 06/19/2049	450,000	385,611
5.63%, 02/10/2053	847,000	798,476
6.25%, 11/30/2032	300,000	322,743
		16,060,211
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.
3.90%, 11/19/2029	623,000	587,315
Transportation — 0.1%
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050	193,000	140,354
5.50%, 03/15/2055	320,000	314,052
Canadian Pacific Railway Co.
4.70%, 05/01/2048	382,000	332,732
CSX Corp.
3.35%, 09/15/2049	85,000	59,231
4.75%, 11/15/2048	345,000	305,209
Union Pacific Corp.
4.10%, 09/15/2067	100,000	73,734
		1,225,312
Water — 0.0%
American Water Capital Corp.
2.80%, 05/01/2030	500,000	449,611
3.45%, 06/01/2029	450,000	425,263
		874,874
Total Corporate Bonds & Notes (cost $584,507,885)		543,733,530
Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES — 8.8%
Auto Loan Receivables — 2.5%
American Credit Acceptance Receivables Trust
Series 2024-2, Class B 6.10%, 12/13/2027*	$ 1,432,000	$ 1,445,163
AmeriCredit Automobile Receivables Trust
Series 2024-1, Class A2A 5.75%, 02/18/2028	1,226,018	1,230,933
ARI Fleet Lease Trust
Series 2023-B, Class A2 6.05%, 07/15/2032*	358,936	362,566
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A 5.36%, 06/20/2030*	1,034,000	1,048,594
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class C 5.65%, 04/16/2029	901,000	912,002
Carvana Auto Receivables Trust
Series 2023-N1, Class C 5.92%, 07/10/2029*	1,130,000	1,141,526
Chesapeake Funding II LLC
Series 2023-1A, Class A1 5.65%, 05/15/2035*	410,420	413,223
Citizens Auto Receivables Trust
Series 2024-1, Class A3 5.11%, 04/17/2028*	787,000	791,528
Credit Acceptance Auto Loan Trust
Series 2024-3, Class C 5.39%, 01/16/2035*	1,800,000	1,776,033
Series 2023-3A, Class A 6.39%, 08/15/2033*	1,000,000	1,016,308
Series 2024-1A, Class C 6.71%, 07/17/2034*	1,490,000	1,527,162
Series 2022-3A, Class C 8.45%, 02/15/2033*	1,600,000	1,650,695
DT Auto Owner Trust
Series 2023-2A, Class C 5.79%, 02/15/2029*	1,494,000	1,505,126
Enterprise Fleet Financing LLC
Series 2024-4, Class A2 4.69%, 07/20/2027*	669,000	670,172
Series 2023-3, Class A2 6.40%, 03/20/2030*	974,164	991,079
Exeter Automobile Receivables Trust
Series 2022-2A, Class D 4.56%, 07/17/2028	2,100,000	2,094,481
Series 2025-1A, Class A2 4.70%, 09/15/2027	1,420,000	1,420,338
Series 2022-4A, Class D 5.98%, 12/15/2028	1,700,000	1,718,986
Series 2023-3A, Class C 6.21%, 06/15/2028	1,000,000	1,011,379
FHF Issuer Trust
Series 2024-1A, Class A2 5.69%, 02/15/2030*	1,614,266	1,629,745
Flagship Credit Auto Trust
Series 2019-4, Class D 3.12%, 01/15/2026*	105,425	105,344
Series 2022-4, Class C 7.71%, 10/16/2028*	1,700,000	1,734,881
GLS Auto Receivables Issuer Trust
Series 2021-3A, Class D 1.48%, 07/15/2027*	2,784,042	2,730,065

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Series 2023-3A, Class C 6.01%, 05/15/2029*	$ 758,000	$ 769,004
Series 2024-2A, Class C 6.03%, 02/15/2030*	1,955,000	1,997,602
GLS Auto Select Receivables Trust
Series 2023-2A, Class A2 6.37%, 06/15/2028*	500,341	505,898
Santander Drive Auto Receivables Trust
Series 2025-1, Class A3 4.74%, 01/16/2029	1,376,000	1,377,207
Series 2022-6, Class D 5.69%, 02/18/2031	2,200,000	2,228,365
Series 2024-3, Class D 5.97%, 10/15/2031	1,955,000	1,995,609
Series 2024-2, Class D 6.28%, 08/15/2031	1,456,000	1,499,467
US Auto Funding Trust
Series 2022-1A, Class B 5.13%, 12/15/2025*	2,200,000	1,158,995
Westlake Automobile Receivables Trust
Series 2023-1A, Class C 5.74%, 08/15/2028*	1,315,000	1,326,723
Series 2023-4A, Class C 6.64%, 11/15/2028*	1,013,000	1,039,685
Series 2022-3A, Class D 6.68%, 04/17/2028*	1,750,000	1,782,130
		44,608,014
Credit Card Receivables — 0.3%
Continental Finance Credit Card ABS Master Trust
Series 2022-A, Class A 6.19%, 10/15/2030*	1,700,000	1,704,097
Mercury Financial Credit Card Master Trust
Series 2024-2A, Class A 6.56%, 07/20/2029*	1,580,000	1,601,258
Series 2023-1A, Class A 8.04%, 09/20/2027*	1,850,000	1,852,194
		5,157,549
Other Asset Backed Securities — 6.0%
Academic Loan Funding Trust FRS
Series 2013-1A, Class A 5.27%, (SOFR30A+0.91%), 12/26/2044*	91,367	89,264
Accelerated LLC
Series 2021-1H, Class B 1.90%, 10/20/2040*	454,275	417,900
American Homes 4 Rent Trust
Series 2015-SFR1, Class A 3.47%, 04/17/2052*	810,344	807,538
Series 2015-SFR1, Class E 5.64%, 04/17/2052*	370,000	369,303
Series 2015-SFR2, Class E 6.07%, 10/17/2052*	500,000	500,622
AMSR Trust
Series 2020-SFR4, Class C 1.86%, 11/17/2037*	2,000,000	1,951,922
Series 2020-SFR3, Class E1 2.56%, 09/17/2037*	1,535,000	1,507,933
Series 2022-SFR3, Class E2 4.00%, 10/17/2039*	1,750,000	1,646,660
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Bain Capital Credit CLO, Ltd. FRS
Series 2021-6A, Class BR 5.84%, (TSFR3M+1.55%), 10/21/2034*	$ 1,972,783	$ 1,974,671
Series 2021-6A, Class CR 6.09%, (TSFR3M+1.80%), 10/21/2034*	1,562,236	1,563,386
Bastion Funding I LLC
Series 2023-1A, Class A2 7.12%, 04/25/2038*	785,289	783,348
BG Beta I, Ltd.
6.28%, 07/16/2054	990,000	988,429
Black Diamond CLO, Ltd. FRS
Series 2019-2A, Class A2R 6.49%, (TSFR3M+2.20%), 07/23/2032*	2,724,119	2,728,034
Business Jet Securities LLC
Series 2024-1A, Class A 6.20%, 05/15/2039*	533,304	542,119
Series 2024-1A, Class B 6.92%, 05/15/2039*	88,884	90,322
BXG Receivables Note Trust
Series 2022-A, Class C 5.35%, 09/28/2037*	1,130,781	1,094,824
Cars Net Lease Mtg. Notes
Series 2020-1A, Class A3 3.10%, 12/15/2050*	367,344	340,389
CFIN Issuer LLC
Series 2022-RTL1, Class AA 4.75%, 02/16/2026*	459,145	456,803
Columbia Cent CLO 31, Ltd. FRS
Series 2021-31A, Class CR 6.15%, (TSFR3M+1.59%), 04/20/2034*	1,417,722	1,421,014
Corevest American Finance Trust
Series 2019-3, Class A 2.71%, 10/15/2052*	125,666	124,060
Series 2019-3, Class B 3.16%, 10/15/2052*	1,900,000	1,727,259
DataBank Issuer LLC
Series 2021-1A, Class A2 2.06%, 02/27/2051*	1,250,000	1,208,084
Diversified ABS Phase VI LLC
Series VI, Class A 7.50%, 11/28/2039	713,013	700,749
Diversified ABS Phase VIII LLC
Series 2024-1A, Class A1 7.08%, 05/30/2044*	1,677,409	1,686,682
DLLST LLC
Series 2024-1A, Class A2 5.33%, 01/20/2026*	298,848	299,377
DP Lion Holdco LLC
Series 2023-1A, Class A 8.24%, 11/30/2043	656,855	670,054
Dryden 55 CLO, Ltd. FRS
Series 2018-55A, Class B 6.11%, (TSFR3M+1.81%), 04/15/2031*	5,500,000	5,510,747
FirstKey Homes Trust
Series 2020-SFR1, Class D 2.24%, 08/17/2037*	1,500,000	1,472,649
Series 2020-SFR2, Class E 2.67%, 10/19/2037*	1,500,000	1,465,514
Series 2022-SFR1, Class D 5.20%, 05/19/2039*	880,000	873,186
FMC GMSR Issuer Trust VRS
Series 2021-GT1, Class A 3.62%, 07/25/2026*(5)	2,200,000	2,038,451

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Series 2021-GT2, Class A 3.85%, 10/25/2026*(5)	$ 1,750,000	$ 1,628,614
Series 2020-GT1, Class A 4.45%, 01/25/2026*(5)	2,000,000	1,928,096
Series 2024-SAT1, Class A 6.50%, 03/26/2027*(5)	2,160,000	2,154,532
Foundation Finance Trust
Series 2023-2A, Class D 9.10%, 06/15/2049*	1,200,000	1,269,149
FW Energy Asset Issuer LLC
7.15%, 08/25/2044	1,238,479	1,233,561
8.11%, 08/25/2044	473,796	471,160
GoodGreen Trust
Series 2019-2A, Class A 2.76%, 04/15/2055*	481,120	402,932
Series 2017-2A, Class A 3.26%, 10/15/2053*	350,289	314,988
Series 2017-1A, Class A 3.74%, 10/15/2052*	72,911	66,035
Series 2017, Class R1 5.00%, 10/20/2051	48,720	46,920
GoodGreen, Ltd.
Series 2023-1A, Class A 5.90%, 01/17/2061*	1,029,855	993,860
Grene Energy
11.00%, 01/17/2061(6)	53,681	45,355
Harbourview CLO VII-R, Ltd. FRS
Series 7RA, Class B 6.25%, (TSFR3M+1.96%), 07/18/2031*	2,865,000	2,875,325
HERO Funding Trust
Series 2016-3A, Class A1 3.08%, 09/20/2042*	60,993	54,962
Series 2017-3A, Class A2 3.95%, 09/20/2048*	229,271	204,389
Series 2017-1A, Class A2 4.46%, 09/20/2047*	191,157	174,174
Jonah Energy ABS I LLC
Series 2022-1, Class A1 7.20%, 12/10/2037*	637,521	639,453
Series 2022-1, Class A2 7.80%, 11/10/2037	901,972	890,337
Jonah Energy ABS II LLC
Series 2024-1A, Class A1 6.50%, 08/10/2039*	1,628,245	1,620,755
KKR Static CLO I, Ltd. FRS
Series 2022-1A, Class BR2 5.74%, (TSFR3M+1.45%), 07/20/2031*	2,063,550	2,066,282
Kubota Credit Owner Trust
Series 2023-2A, Class A2 5.61%, 07/15/2026*	264,528	265,254
Lendmark Funding Trust
Series 2023-1A, Class B 5.60%, 05/20/2033*	1,285,000	1,291,782
Series 2023-1A, Class C 6.16%, 05/20/2033*	665,000	666,812
Madison Park Funding XXIII, Ltd. FRS
Series 2017-23A, Class CR 6.56%, (TSFR3M+2.26%), 07/27/2031*	3,200,273	3,205,185
MAN US CLO, Ltd. FRS
Series 2023-1A, Class B 7.29%, (TSFR3M+3.00%), 07/20/2035*	1,900,921	1,920,719
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
MNR ABS Issuer I LLC
8.95%, 12/15/2038	$ 710,965	$ 719,331
MVW LLC
Series 2021-1WA, Class A 1.14%, 01/22/2041*	289,105	270,910
Neuberger Berman CLO XV FRS
Series 2013-15A, Class CR2 6.41%, (TSFR3M+2.11%), 10/15/2029*	1,414,771	1,419,059
Neuberger Berman Loan Advisers CLO 44, Ltd. FRS
Series 2021-44A, Class CR 6.00%, (TSFR3M+1.70%), 10/16/2035*	820,473	821,626
Northwoods Capital, Ltd. FRS
Series 2018-14BA, Class BR 6.37%, (TSFR3M+1.85%), 11/13/2031*	1,940,049	1,940,421
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A 3.10%, 07/25/2026*	1,139,686	1,102,008
Series 2021-FNT2, Class A 3.23%, 05/25/2026*	683,622	664,137
Series 2020-PLS1, Class A 3.84%, 12/25/2025*	524,283	516,471
Octane Receivables Trust
Series 2021-1A, Class B 1.53%, 04/20/2027*	311,143	309,410
Series 2021-1A, Class C 2.23%, 11/20/2028*	600,000	592,067
OneMain Financial Issuance Trust
Series 2022-3A, Class A 5.94%, 05/15/2034*	1,688,951	1,700,245
Oportun Issuance Trust
Series 2021-B, Class A 1.47%, 05/08/2031*	618,086	602,449
P4 SFR Holdco LLC
Series 2019, Class A 7.25%, 10/11/2026	1,100,000	1,075,580
PNMAC GMSR Issuer Trust FRS
Series 2022-GT1, Class A 8.60%, (SOFR30A+4.25%), 05/25/2027*	1,650,000	1,671,000
PRET LLC VRS
Series 2021-RN4, Class A1 5.49%, 10/25/2051*(5)	2,098,595	2,097,186
PRET Trust VRS
Series 2024-RPL2, Class A1 4.08%, 06/25/2064*(5)	1,362,249	1,275,486
Progress Residential Trust
Series 2021-SFR6, Class E1 2.43%, 07/17/2038*	1,800,000	1,727,001
Series 2022-SFR1, Class E1 3.93%, 02/17/2041*	2,050,000	1,913,948
Series 2022-SFR2, Class E1 4.55%, 04/17/2027*	1,500,000	1,437,416
Series 2022-SFR3, Class E1 5.20%, 04/17/2039*	1,615,000	1,590,973
Renew Financial
Series 2017-1A, Class A 3.67%, 09/20/2052*	97,942	89,981
Rockford Tower CLO, Ltd. FRS
Series 2020-1A, Class BRR 5.84%, (TSFR3M+1.55%), 01/20/2036*	1,891,996	1,894,193
RT Finance LLC
Series 2023-1, Class A 7.85%, 10/15/2043	901,575	908,075

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
SCF Equipment Leasing LLC
Series 2023-1A, Class C 6.77%, 08/22/2033*	$ 1,526,000	$ 1,597,424
Store Master Funding
Series 2024-1A, Class A1 5.69%, 05/20/2054*	250,395	252,888
Series 2024-1A, Class A2 5.70%, 05/20/2054*	523,113	529,744
Theorem Funding Trust
Series 2022-2A, Class A 6.06%, 12/15/2028*	115,306	115,589
Tricon American Homes Trust
Series 2019-SFR1, Class D 3.20%, 03/17/2038*	1,657,000	1,615,411
Venture 43 CLO, Ltd. FRS
Series 2021-43A, Class BR 6.15%, (TSFR3M+1.85%), 04/15/2034*	3,258,603	3,263,064
VM DEBT LLC
Series 2019-1, Class TR 7.46%, 07/18/2027	1,999,504	1,905,817
VOLT C LLC
Series 2021-NPL9, Class A1 4.99%, 05/25/2051*(7)	374,156	373,082
VOLT CI LLC
Series 2021-NP10, Class A1 4.99%, 05/25/2051*(7)	389,508	389,326
VOLT XCII LLC
Series 2021-NPL1, Class A1 5.89%, 02/27/2051*(7)	92,558	92,546
VOLT XCIII LLC
Series 2021-NPL2, Class A1 5.89%, 02/27/2051*(7)	488,589	488,523
VOLT XCIV LLC
Series 2021-NPL3, Class A1 6.24%, 02/27/2051*(7)	434,932	434,764
VOLT XCIX LLC
Series 2021-NPL8, Class A1 5.12%, 04/25/2051*(7)	269,336	269,471
VOLT XCV LLC
Series 2021-NPL4, Class A1 5.24%, 03/27/2051*(7)	310,083	309,965
VOLT XCVI LLC
Series 2021-NPL5, Class A1 5.12%, 03/27/2051*(7)	335,084	335,080
VOLT XCVII LLC
Series 2021-NPL6, Class A1 5.24%, 04/25/2051*(7)	469,375	469,754
Voya, Ltd. FRS
Series 2012-4A, Class A2R3 6.37%, (TSFR3M+1.71%), 10/15/2030*	1,058,177	1,058,673
Series 2012-4A, Class BR3 6.87%, (TSFR3M+2.21%), 10/15/2030*	446,999	448,736
Series 2012-4A, Class C1R3 8.22%, (TSFR3M+3.56%), 10/15/2030*	631,645	636,556
		104,407,310
Total Asset Backed Securities (cost $155,559,442)		154,172,873
Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 12.1%
Commercial and Residential — 8.0%
Acrec LLC FRS
Series 2025-FL3, Class AS 6.09%, (TSFR1M+1.64%), 08/18/2042*	$ 2,224,000	$ 2,224,001
ACREC, Ltd. FRS
Series 2021-FL1, Class C 6.57%, (TSFR1M+2.26%), 10/16/2036*	1,389,000	1,384,448
Series 2021-FL1, Class D 7.07%, (TSFR1M+2.76%), 10/16/2036*	1,675,500	1,648,314
ACRES Commercial Realty, Ltd. FRS
Series 2021-FL2, Class C 7.07%, (TSFR1M+2.76%), 01/15/2037*	1,682,000	1,662,535
Angel Oak Mtg. Trust
Series 2024-9, Class A1 5.14%, 09/25/2069*(7)	1,733,899	1,720,799
Series 2024-10, Class A1 5.35%, 10/25/2069*(7)	2,945,382	2,928,594
Series 2024-12, Class A1 5.65%, 10/25/2069*(7)	2,786,408	2,786,081
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2021-FL4, Class A 5.77%, (TSFR1M+1.46%), 11/15/2036*	3,774,171	3,777,730
Series 2021-FL3, Class C 6.27%, (TSFR1M+1.96%), 08/15/2034*	951,500	944,722
Series 2021-FL1, Class C 6.42%, (TSFR1M+2.11%), 12/15/2035*	461,000	459,765
Series 2021-FL3, Class D 6.62%, (TSFR1M+2.31%), 08/15/2034*	527,000	522,867
Series 2021-FL4, Class C 6.72%, (TSFR1M+2.41%), 11/15/2036*	1,850,500	1,836,632
Series 2021-FL1, Class D 7.37%, (TSFR1M+3.06%), 12/15/2035*	424,000	423,424
Series 2022-FL1, Class D 7.41%, (SOFR30A+3.00%), 01/15/2037*	5,065,500	5,027,512
AREIT Trust FRS
Series 2022-CRE6, Class B 6.22%, (SOFR30A+1.85%), 01/20/2037*	614,000	610,930
Series 2022-CRE6, Class C 6.52%, (SOFR30A+2.15%), 01/20/2037*	1,264,000	1,251,359
Series 2022-CRE6, Class D 7.22%, (SOFR30A+2.85%), 01/20/2037*	537,000	528,945
AREIT, Ltd. FRS
Series 2025-CRE10, Class AS 5.89%, (TSFR1M+1.54%), 01/17/2030*(2)	2,314,123	2,308,337
BANK
Series 2023-BNK46, Class A4 5.75%, 08/15/2056	2,563,434	2,657,790
BANK VRS
Series 2023-BNK46, Class AS 6.39%, 08/15/2056(5)	1,486,048	1,573,758
Barclays Commercial Mtg. Trust
Series 2019-C5, Class A4 3.06%, 11/15/2052	1,315,000	1,207,343
BDS LLC FRS
Series 2024-FL13, Class A 5.87%, (TSFR1M+1.58%), 09/19/2039*	712,500	714,281
BDS, Ltd. FRS
Series 2021-FL7, Class B 5.91%, (TSFR1M+1.61%), 06/16/2036*	684,000	683,654
Bear Stearns ARM Trust VRS
Series 2003-5, Class 2A1 5.27%, 08/25/2033(5)	58,282	53,266

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
BSPRT Issuer, Ltd. FRS
Series 2021-FL7, Class C 6.72%, (TSFR1M+2.41%), 12/15/2038*	$ 450,000	$ 450,000
Series 2021-FL7, Class D 7.17%, (TSFR1M+2.86%), 12/15/2038*	513,000	513,000
BXMT, Ltd. FRS
Series 2021-FL4, Class AS 5.72%, (TSFR1M+1.41%), 05/15/2038*	2,281,000	2,179,654
Series 2020-FL2, Class B 5.82%, (TSFR1M+1.51%), 02/15/2038*	875,000	858,027
Series 2021-FL4, Class B 5.97%, (TSFR1M+1.66%), 05/15/2038*	4,995,500	4,574,712
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class A5 2.87%, 11/15/2052	3,173,122	2,849,798
Citigroup Commercial Mtg. Trust VRS
Series 2016-P6, Class A5 3.72%, 12/10/2049(5)	843,000	813,326
COLT Mtg. Loan Trust
Series 2024-5, Class A1 5.12%, 08/25/2069*(7)	1,993,687	1,974,850
COMM Mtg. Trust
Series 2015-DC1, Class A5 3.35%, 02/10/2048	402,811	402,222
Series 2017-COR2, Class A3 3.51%, 09/10/2050	5,110,000	4,914,359
Series 2015-CR24, Class A5 3.70%, 08/10/2048	770,833	765,943
Series 2015-LC21, Class A4 3.71%, 07/10/2048	2,496,639	2,485,447
Series 2015-CR25, Class A4 3.76%, 08/10/2048	625,000	620,702
Series 2015-PC1, Class A5 3.90%, 07/10/2050	946,943	944,133
COMM Mtg. Trust VRS
Series 2018-HOME, Class A 3.82%, 04/10/2033*(5)	1,790,000	1,714,581
DBWF Mtg. Trust
Series 2015-LCM, Class A1 3.00%, 06/10/2034*	226,652	219,965
DBWF Mtg. Trust VRS
Series 2015-LCM, Class A2 3.42%, 06/10/2034*(5)	1,000,000	935,698
Deephaven Residential Mtg. Trust
Series 2024-1, Class A1 5.74%, 07/25/2069*(7)	3,796,692	3,800,259
DSLA Mtg. Loan Trust FRS
Series 2004-AR3, Class 2A2A 5.15%, (TSFR1M+0.85%), 07/19/2044	342,955	322,965
ELM Trust VRS
Series 2024-ELM, Class C10 6.40%, 06/10/2039*(5)	433,675	438,967
Series 2024-ELM, Class C15 6.40%, 06/10/2039*(5)	591,167	596,843
GSR Mtg. Loan Trust FRS
Series 2005-7F, Class 3A1 4.93%, (TSFR1M+0.61%), 09/25/2035	2,227	2,210
Independence Plaza Trust
Series 2018-INDP, Class A 3.76%, 07/10/2035*	1,180,000	1,156,414
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
IndyMac INDX Mtg. Loan Trust VRS
Series 2005-AR1, Class 1A1 4.38%, 03/25/2035(5)	$ 48,548	$ 45,712
JPMorgan Mtg. Trust VRS
Series 2003-A1, Class 1A1 5.59%, 10/25/2033(5)	76,254	71,714
LCCM Trust FRS
Series 2021-FL2, Class C 6.57%, (TSFR1M+2.26%), 12/13/2038*	1,072,500	1,058,313
LFT CRE, Ltd. FRS
Series 2021-FL1, Class C 6.37%, (TSFR1M+2.06%), 06/15/2039*	2,150,000	2,109,112
LoanCore FRS
Series 2025-CRE8, Class AS 5.97%, (TSFR1M+1.59%), 08/17/2042*	4,351,500	4,343,335
LoanCore Issuer, Ltd. FRS
Series 2021-CRE5, Class AS 6.17%, (TSFR1M+1.86%), 07/15/2036*	3,077,500	3,077,512
Series 2021-CRE5, Class B 6.42%, (TSFR1M+2.11%), 07/15/2036*	1,115,000	1,112,210
Merrill Lynch Mtg. Investors Trust FRS
Series 2003-F, Class A1 5.07%, (TSFR1M+0.75%), 10/25/2028	51,815	48,846
Series 2003-G, Class A2 5.54%, (TSFR6M+1.11%), 01/25/2029	137,570	133,719
MF1 LLC FRS
Series 2025-FL17, Class AS 1.00%, (TSFR1M+1.57%), 02/18/2040*	2,216,049	2,210,509
Series 2025-FL17, Class B 1.00%, (TSFR1M+1.79%), 02/18/2040*	1,401,955	1,398,450
Series 2024-FL16, Class AS 6.24%, (TSFR1M+1.94%), 11/18/2029*	2,541,544	2,549,490
Series 2024-FL14, Class AS 6.54%, (TSFR1M+2.24%), 03/19/2039*	2,090,344	2,098,834
MF1 Multifamily Housing Mtg. Loan Trust FRS
Series 2021-FL5, Class C 6.12%, (TSFR1M+1.81%), 07/15/2036*	1,348,500	1,336,064
MF1, Ltd. FRS
Series 2024-FL15, Class AS 6.34%, (TSFR1M+2.04%), 08/18/2041*	2,321,000	2,328,251
Series 2022-FL8, Class C 6.50%, (TSFR1M+2.20%), 02/19/2037*	1,327,832	1,301,558
Series 2020-FL4, Class AS 6.52%, (TSFR1M+2.21%), 12/15/2035*	1,334,500	1,334,499
Series 2022-FL8, Class D 6.95%, (TSFR1M+2.65%), 02/19/2037*	767,466	738,555
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C21, Class A4 3.34%, 03/15/2048	507,229	506,085
Morgan Stanley Residential Mtg. Loan Trust
Series 2024-NQM1, Class A1 6.15%, 12/25/2068*(7)	1,586,044	1,597,174
MRCD Mtg. Trust
Series 2019-PARK, Class A 2.72%, 12/15/2036*	1,920,000	1,689,600
Series 2019-PARK, Class D 2.72%, 12/15/2036*	1,242,000	925,899
MSWF Commercial Mtg. Trust VRS
Series 2023-2, Class A5 6.01%, 12/15/2056(5)	1,808,281	1,908,786
New Residential Mtg. Loan Trust
Series 2024-RTL2, Class A1 5.44%, 09/25/2039*(7)	1,200,000	1,185,037

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2024-RTL1, Class A1 6.66%, 03/25/2039*(7)	$ 1,585,000	$ 1,599,123
OBX Trust
Series 2024-NQM15, Class A1 5.32%, 10/25/2064*(7)	1,163,305	1,157,000
Series 2024-NQM9, Class A1 6.03%, 01/25/2064*(7)	1,637,604	1,646,810
PFP, Ltd. FRS
Series 2024-11, Class A 6.13%, (TSFR1M+1.83%), 09/17/2039*	3,605,405	3,625,683
PRPM LLC
Series 2023-RCF2, Class A1 4.00%, 11/25/2053*(7)	460,125	449,961
Ready Capital Mtg. Financing LLC FRS
Series 2021-FL7, Class C 6.63%, (TSFR1M+2.31%), 11/25/2036*	720,000	714,609
Series 2021-FL7, Class D 7.38%, (TSFR1M+3.06%), 11/25/2036*	845,000	834,448
ROCK Trust
Series 2024-CNTR, Class A 5.39%, 11/13/2041*	650,000	653,134
Sequoia Mtg. Trust FRS
Series 2004-9, Class A1 5.09%, (TSFR1M+0.79%), 10/20/2034	231,866	210,377
Series 2003-1, Class 1A 5.17%, (TSFR1M+0.87%), 04/20/2033	211,578	198,504
SLG Office Trust
Series 2021-OVA, Class A 2.59%, 07/15/2041*	2,010,000	1,704,685
Starwood Commercial Mtg., Ltd. FRS
Series 2022-FL3, Class B 6.36%, (SOFR30A+1.95%), 11/15/2038*	759,000	741,923
Series 2021-FL2, Class C 6.52%, (TSFR1M+2.21%), 04/18/2038*	1,072,500	1,059,092
Series 2022-FL3, Class C 6.61%, (SOFR30A+2.20%), 11/15/2038*	1,436,000	1,389,330
Structured Asset Mtg. Investments II Trust FRS
Series 2005-AR5, Class A3 4.91%, (TSFR1M+0.61%), 07/19/2035	145,710	140,985
Thornburg Mtg. Securities Trust VRS
Series 2004-4, Class 3A 5.69%, 12/25/2044(5)	40,077	38,032
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(5)	2,565,436	2,227,840
UBS Commercial Mtg. Trust
Series 2018-C8, Class A4 3.98%, 02/15/2051	2,736,930	2,645,825
Verus Securitization Trust
Series 2024-1, Class A1 5.71%, 01/25/2069*(7)	897,379	897,765
Verus Securitization Trust VRS
Series 2024-8, Class A1 5.36%, 10/25/2069*(5)	668,663	665,687
VM Master Issuer LLC
Series 2022-1, Class A1 6.16%, 05/24/2025*	1,422,702	1,413,533
WaMu Mtg. Pass-Through Certs. Trust FRS
Series 2005-AR6, Class 2A1A 4.89%, (TSFR1M+0.57%), 04/25/2045	14,969	15,032
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Wells Fargo Commercial Mtg. Trust
Series 2016-C34, Class A4 3.10%, 06/15/2049	$ 1,100,000	$ 1,068,602
Series 2017-C42, Class A4 3.59%, 12/15/2050	1,910,000	1,818,831
Series 2016-LC25, Class A4 3.64%, 12/15/2059	5,195,581	5,083,411
Series 2015-C30, Class A4 3.66%, 09/15/2058	729,000	723,840
		140,304,488
U.S. Government Agency — 4.1%
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2015-K44, Class B 3.57%, 01/25/2048*(5)	587,367	585,311
Series 2016-K59, Class B 3.58%, 11/25/2049*(5)	690,000	671,772
Series 2018-W5FX, Class BFX 3.79%, 04/25/2028*(5)	2,000,000	1,853,108
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K146, Class A2 2.92%, 06/25/2032	2,225,000	1,970,183
Series K065, Class A2 3.24%, 04/25/2027	776,000	755,451
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K097, Class X1 1.09%, 07/25/2029(5)(8)	1,888,273	76,576
Series K098, Class X1 1.14%, 08/25/2029(5)(8)	3,277,250	140,663
Series K110, Class XAM 1.87%, 04/25/2030(5)(8)	914,237	75,925
Series K070, Class A2 3.30%, 11/25/2027(5)	681,000	659,310
Series W5FX, Class AFX 3.34%, 04/25/2028(5)	719,000	689,886
Series K-150, Class A2 3.71%, 09/25/2032(5)	1,895,000	1,761,358
Series K077, Class AM 3.85%, 05/25/2028(5)	2,745,000	2,676,784
Series K081, Class A2 3.90%, 08/25/2028(5)	1,255,000	1,226,569
Series K-160, Class A2 4.50%, 08/25/2033(5)	2,000,000	1,952,709
Federal Home Loan Mtg. Corp. REMIC
Series 3382, Class OA Zero Coupon, 11/15/2037(9)	224,005	182,759
Series 3582, Class MO Zero Coupon, 10/15/2039(9)	221,735	195,819
Series 4371, Class GZ 2.00%, 05/15/2042	1,470,689	1,295,583
Series 5190, Class EC 2.00%, 12/25/2051	1,749,377	1,521,670
Series 4533, Class GA 3.00%, 06/15/2028	54,030	53,750
Series 4474, Class HJ 3.00%, 07/15/2039	57,667	54,300
Series 4623, Class WI 4.00%, 08/15/2044(8)	26,900	2,579
Series 4471, Class PI 4.50%, 12/15/2040(8)	11,985	1,110

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2691, Class ZU 5.50%, 09/15/2033	$ 759,337	$ 775,379
Series 3845, Class AI 5.50%, 02/15/2036(8)	27,270	4,556
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4077, Class MF 5.02%, (SOFR30A+0.61%), 07/15/2042	105,068	103,569
Federal Home Loan Mtg. Corp. SCRT
Series 2019-4, Class MV 3.00%, 02/25/2059	190,819	160,481
Series 2023-1, Class MT 3.00%, 10/25/2062	1,826,229	1,500,309
Series 2022-1, Class MTU 3.25%, 11/25/2061	2,261,842	1,910,038
Series 2018-1, Class M60C 3.50%, 05/25/2057	1,942,891	1,767,379
Series 2019-1, Class MT 3.50%, 07/25/2058	1,060,686	928,409
Series 2019-2, Class MA 3.50%, 08/26/2058	1,987,533	1,872,678
Series 2019-3, Class MA 3.50%, 10/25/2058	132,150	125,370
Series 2019-3, Class MB 3.50%, 10/25/2058	788,608	623,127
Series 2019-3, Class MV 3.50%, 10/25/2058	181,254	164,614
Series 2024-2, Class MT 3.50%, 05/25/2064	2,146,619	1,852,924
Series 2018-2, Class M55D 4.00%, 11/25/2057	1,424,718	1,323,967
Series 2019-4, Class M55D 4.00%, 02/25/2059	773,752	710,569
Series 2022-2, Class M5TU 4.00%, 04/25/2062	2,316,611	2,133,268
Federal Home Loan Mtg. Corp. STRIPS
3.00%, 08/15/2042	377,140	337,150
3.00%, 01/15/2044	147,371	132,589
3.50%, 07/15/2042	778,059	716,342
Federal National Mtg. Assoc. Grantor Trust
Series 2017-T1, Class A 2.90%, 06/25/2027	1,509,460	1,447,295
Federal National Mtg. Assoc. REMIC
Series 2008-11, Class DO Zero Coupon, 03/25/2038(9)	327,250	279,763
Series 2021-M3, Class 1A1 1.00%, 11/25/2033	69,681	68,945
Series 2020-M50, Class A2 1.20%, 10/25/2030	336,940	313,458
Series 2020-M38, Class 2A1 1.59%, 11/25/2028	290,647	264,046
Series 2016-19, Class AD 2.00%, 04/25/2046	87,613	79,980
Series 2013-1, Class YI 3.00%, 02/25/2033(8)	99,362	7,482
Series 2013-64, Class KI 3.00%, 02/25/2033(8)	21,941	1,371
Series 2016-38, Class NA 3.00%, 01/25/2046	239,243	217,881
Series 2010-43, Class AH 3.25%, 05/25/2040	41,949	39,190
Series 2014-10, Class KM 3.50%, 09/25/2043	84,151	81,323
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2014-35, Class CA 3.50%, 06/25/2044	$ 59,110	$ 57,337
Series 2019-7, Class CA 3.50%, 11/25/2057	656,123	620,447
Series 2010-113, Class GB 4.00%, 10/25/2040	57,614	56,042
Series 2016-40, Class IQ 4.00%, 07/25/2046(8)	154,216	28,725
Series 2010-47, Class MB 5.00%, 09/25/2039	553,043	556,759
Series 2005-93, Class PZ 5.50%, 10/25/2035	1,340,751	1,375,128
Series 2002-56, Class ZQ 6.00%, 09/25/2032	127,449	130,614
Series 2005-109, Class GE 6.00%, 12/25/2035	1,377,547	1,384,151
Federal National Mtg. Assoc. REMIC VRS
Series 2022-M3, Class A2 1.71%, 11/25/2031(5)	2,400,000	1,973,175
Series 2020-M50, Class X1 1.82%, 10/25/2030(5)(8)	5,143,525	242,077
Series 2021-M3, Class X1 1.91%, 11/25/2033(5)(8)	4,401,417	299,068
Series 2020-M38, Class X2 1.98%, 11/25/2028(5)(8)	2,010,510	99,159
Series 2022-M1S, Class A2 2.08%, 04/25/2032(5)	2,470,000	2,063,927
Series 2017-M3, Class A2 2.46%, 12/25/2026(5)	247,530	238,882
Series 2017-M5, Class A2 2.99%, 04/25/2029(5)	601,309	565,921
Series 2017-M8, Class A2 3.06%, 05/25/2027(5)	874,387	847,936
Series 2017-M12, Class A2 3.06%, 06/25/2027(5)	735,920	712,362
Series 2018-M4, Class A2 3.06%, 03/25/2028(5)	602,417	575,801
Series 2018-M3, Class A2 3.06%, 02/25/2030(5)	462,395	432,490
Series 2015-M10, Class A2 3.09%, 04/25/2027(5)	842,689	820,629
Series 2018-M10, Class A2 3.35%, 07/25/2028(5)	1,484,327	1,431,435
Series 2022-M2S, Class A2 3.75%, 08/25/2032(5)	1,650,000	1,536,622
Government National Mtg. Assoc. REMIC
Series 2010-157, Class OP Zero Coupon, 12/20/2040(9)	68,284	57,161
Series 2021-77, Class PA 1.00%, 08/20/2050	1,072,989	801,759
Series 2011-123, Class MA 4.00%, 07/20/2041	80,688	76,839
Series 2012-12, Class KN 4.50%, 09/20/2041	52,598	52,011
Series 2005-55, Class Z 4.75%, 07/20/2035	1,095,317	1,086,922
Series 2009-92, Class ZC 5.00%, 10/20/2039	491,788	488,154
Series 2010-105, Class B 5.00%, 08/20/2040	475,120	469,132
Government National Mtg. Assoc. REMIC FRS
Series 2015-H15, Class FJ 5.08%, (TSFR1M+0.55%), 06/20/2065	271,217	270,812

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2015-H16, Class FG 5.08%, (TSFR1M+0.55%), 07/20/2065	$ 547,427	$ 546,529
Series 2015-H16, Class FL 5.08%, (TSFR1M+0.55%), 07/20/2065	1,091,788	1,090,219
Series 2011-H06, Class FA 5.09%, (TSFR1M+0.56%), 02/20/2061	245,191	244,754
Series 2015-H05, Class FC 5.12%, (TSFR1M+0.59%), 02/20/2065	1,450,976	1,449,137
Series 2015-H06, Class FA 5.12%, (TSFR1M+0.59%), 02/20/2065	726,964	725,987
Series 2015-H08, Class FC 5.12%, (TSFR1M+0.59%), 03/20/2065	1,953,904	1,951,606
Series 2015-H10, Class FC 5.12%, (TSFR1M+0.59%), 04/20/2065	1,625,571	1,623,668
Series 2015-H12, Class FA 5.12%, (TSFR1M+0.59%), 05/20/2065	696,686	695,856
Series 2013-H18, Class EA 5.14%, (TSFR1M+0.61%), 07/20/2063	40,615	40,541
Series 2015-H23, Class FB 5.16%, (TSFR1M+0.63%), 09/20/2065	427,218	426,870
Series 2015-H26, Class FG 5.16%, (TSFR1M+0.63%), 10/20/2065	323,834	323,551
Series 2012-H08, Class FB 5.24%, (TSFR1M+0.71%), 03/20/2062	140,547	140,553
Series 2014-H09, Class TA 5.24%, (TSFR1M+0.71%), 04/20/2064	60,286	60,287
Series 2015-H07, Class ES 5.24%, (TSFR1M+0.58%), 02/20/2065	367,905	367,317
Series 2015-H29, Class FL 5.24%, (TSFR1M+0.71%), 11/20/2065	982,878	982,927
Series 2015-H30, Class FE 5.24%, (TSFR1M+0.71%), 11/20/2065	1,299,900	1,299,972
Series 2015-H32, Class FH 5.30%, (TSFR1M+0.77%), 12/20/2065	356,874	357,119
Series 2016-H26, Class FC 5.64%, (TSFR1M+1.11%), 12/20/2066	220,812	221,301
Government National Mtg. Assoc. REMIC VRS
Series 2015-137, Class W 5.29%, 10/20/2040(5)	533,108	541,773
Series 2015-137, Class WA 5.56%, 01/20/2038(5)	15,824	16,058
		70,804,129
Total Collateralized Mortgage Obligations (cost $219,700,923)		211,108,617
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 45.6%
U.S. Government — 24.9%
United States Treasury Bonds
1.13%, 05/15/2040	515,000	311,696
1.25%, 05/15/2050	3,841,000	1,823,575
1.38%, 11/15/2040(10)	17,380,000	10,813,619
1.38%, 08/15/2050	340,000	165,936
1.63%, 11/15/2050	2,825,000	1,474,738
1.75%, 08/15/2041	6,050,000	3,939,590
1.88%, 02/15/2041 to 11/15/2051	16,502,800	10,210,068
2.00%, 02/15/2050 to 08/15/2051	6,945,000	4,017,591
2.25%, 05/15/2041 to 02/15/2052	15,272,000	9,725,638
2.38%, 02/15/2042 to 11/15/2049	14,100,000	9,869,088
2.50%, 02/15/2045	3,900,000	2,714,613
2.75%, 08/15/2042	4,100,000	3,091,176
2.88%, 05/15/2043 to 05/15/2052	6,954,000	5,139,885
3.00%, 11/15/2044 to 08/15/2052	7,503,000	5,433,031
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
3.13%, 02/15/2043	$ 4,020,000	$ 3,185,379
3.38%, 05/15/2044	3,500,000	2,846,211
3.50%, 02/15/2039	351,200	309,550
3.63%, 08/15/2043 to 02/15/2053	13,698,000	11,336,127
3.75%, 11/15/2043	9,944,000	8,582,526
3.88%, 08/15/2040 to 05/15/2043	7,900,000	7,123,362
4.25%, 11/15/2040 to 02/15/2054	15,043,000	13,718,530
4.38%, 02/15/2038 to 08/15/2043	20,860,000	19,699,926
4.50%, 02/15/2044	16,900,000	16,167,887
4.75%, 11/15/2043 to 11/15/2053	8,650,000	8,561,944
United States Treasury Bonds TIPS
1.75%, 01/15/2028(11)	1,762,008	1,767,058
2.50%, 01/15/2029(11)	5,598,757	5,756,388
United States Treasury Bonds STRIPS
Zero Coupon, 11/15/2029 to 02/15/2041	56,343,724	38,576,465
United States Treasury Notes
0.63%, 08/15/2030	620,000	506,535
1.25%, 08/15/2031	490,000	402,164
1.50%, 02/15/2030	660,000	575,953
1.63%, 05/15/2031	18,145,000	15,386,393
1.88%, 02/28/2029	15,975,000	14,534,130
2.75%, 05/31/2029	400,000	375,453
2.88%, 04/30/2029 to 05/15/2032	24,980,000	23,151,786
3.13%, 08/31/2029	2,235,000	2,123,512
3.25%, 06/30/2029	7,000,000	6,699,219
3.50%, 02/15/2033	5,300,000	4,947,219
3.75%, 05/31/2030	7,000,000	6,796,289
4.00%, 02/15/2034	18,291,300	17,573,938
4.13%, 02/15/2027 to 07/31/2028	85,600,000	85,290,984
4.25%, 06/30/2029 to 11/15/2034	43,625,000	43,431,304
4.38%, 12/15/2026	5,400,000	5,415,187
4.50%, 11/15/2033	1,250,000	1,248,291
4.88%, 10/31/2030	210,000	215,086
		435,035,040
U.S. Government Agency — 20.7%
Federal Home Loan Mtg. Corp.
2.00%, 05/01/2037 to 03/01/2052	21,335,780	16,882,174
2.50%, 07/01/2050 to 07/01/2053	11,477,651	9,433,309
3.00%, 10/01/2037 to 10/01/2052	17,705,059	15,248,909
3.50%, 11/01/2037 to 07/01/2052	4,660,148	4,201,534
3.75%, 08/01/2032	2,200,000	2,046,927
4.00%, 07/01/2025 to 09/01/2049	2,381,014	2,226,160
4.50%, 07/01/2025 to 11/01/2052	3,172,953	3,028,286
5.00%, 11/01/2035 to 06/01/2053	2,783,222	2,692,510
5.50%, 06/01/2026 to 09/01/2053	3,693,261	3,658,028
6.00%, 03/01/2054	368,837	371,762
Federal National Mtg. Assoc.
1.50%, 02/01/2042	65,657	52,469
1.93%, 11/01/2031	2,600,000	2,165,420
2.00%, 01/01/2032 to 03/01/2052	24,638,908	20,323,047
2.42%, 10/01/2029	1,855,547	1,682,747
2.50%, 11/01/2031 to 03/01/2062	48,957,304	40,266,706
2.83%, 05/01/2027	2,377,316	2,291,479
2.92%, 02/01/2030 to 05/01/2030	3,445,786	3,170,103
2.94%, 05/01/2030	1,631,572	1,503,477
2.97%, 06/01/2030	1,749,841	1,615,795
3.00%, 11/01/2028 to 06/01/2062	31,915,000	27,409,761
3.03%, 04/01/2030	2,000,000	1,846,728
3.12%, 06/01/2035	2,000,000	1,732,386
3.16%, 02/01/2032	2,574,999	2,335,881
3.50%, 04/01/2038 to 06/01/2062	14,834,121	13,121,680
3.54%, 06/01/2032	2,723,000	2,490,088

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
3.76%, 12/01/2035	$ 1,697,030	$ 1,560,176
3.77%, 12/01/2025	688,467	683,202
3.81%, 12/01/2028	920,000	892,780
3.89%, 09/01/2032	2,314,000	2,172,058
3.90%, 02/01/2033	2,150,000	2,008,580
3.92%, 09/01/2032	2,000,000	1,883,471
3.95%, 01/01/2027	118,618	117,498
4.00%, 01/01/2035 to 05/01/2053	9,109,734	8,558,238
4.17%, 05/01/2033	1,500,000	1,430,017
4.22%, 10/01/2032	1,664,000	1,599,602
4.31%, 06/01/2030	2,000,000	1,959,106
4.33%, 01/01/2033	2,000,000	1,936,592
4.50%, 05/01/2025 to 09/01/2052	5,277,796	5,081,854
4.52%, 10/01/2033	800,000	780,511
4.55%, 09/01/2033	1,997,774	1,963,503
4.59%, 04/01/2033	2,083,000	2,035,573
4.74%, 02/01/2033	1,915,000	1,894,179
4.85%, 12/01/2032	1,275,506	1,277,599
5.00%, 03/01/2034 to 01/01/2054	8,502,710	8,270,168
5.08%, 02/01/2030	1,600,000	1,624,089
5.29%, 12/01/2032	1,499,180	1,536,026
5.50%, 07/01/2025 to 05/01/2058	2,649,265	2,655,642
5.54%, 03/01/2038	659,877	670,404
6.00%, 02/01/2033 to 04/01/2054	4,153,391	4,196,582
6.50%, 02/01/2053	494,473	510,075
Federal National Mtg. Assoc. VRS
1.51%, 11/01/2032(5)	5,418,910	4,328,738
1.76%, 03/01/2032(5)	3,093,824	2,554,091
Government National Mtg. Assoc.
2.00%, 01/20/2052 to 03/20/2052	6,975,908	5,589,470
2.50%, 08/20/2051 to 04/20/2052	17,913,213	14,987,943
3.00%, 11/20/2044 to 10/20/2052	6,860,361	6,010,577
3.50%, 10/20/2033 to 06/20/2052	10,251,310	9,219,869
4.00%, 12/20/2042 to 10/20/2052	10,066,832	9,299,604
4.25%, 01/20/2045 to 06/20/2045	2,743,224	2,584,670
4.50%, 04/15/2039 to 01/20/2053	10,400,529	9,910,158
5.00%, 05/20/2052 to 06/20/2063	9,043,384	8,772,314
5.50%, 12/15/2036 to 07/20/2053	2,825,659	2,817,690
5.50%, February 30 TBA	1,825,000	1,811,883
5.50%, March 30 TBA	1,825,000	1,807,319
6.00%, 12/15/2032	3,583	3,581
6.00%, February 30 TBA	1,375,000	1,386,602
6.00%, March 30 TBA	1,350,000	1,359,387
6.50%, February 30 TBA	800,000	815,162
7.00%, 12/20/2053	93,871	96,534
Government National Mtg. Assoc. FRS
5.89%, (1 Yr USTYCR+1.64%), 05/20/2072	1,806,454	1,874,632
5.92%, (1 Yr USTYCR+1.66%), 04/20/2072	1,969,693	2,042,757
5.96%, (1 Yr USTYCR+1.70%), 03/20/2072	1,880,924	1,954,598
6.05%, (1 Yr USTYCR+1.83%), 08/20/2071	1,988,068	2,068,568
6.05%, (1 Yr USTYCR+1.78%), 09/20/2071	1,983,275	2,061,402
6.07%, (1 Yr USTYCR+1.81%), 04/20/2072	1,980,848	2,065,452
6.08%, (1 Yr USTYCR+1.82%), 07/20/2072	1,774,183	1,859,901
6.23%, (1 Yr USTYCR+1.98%), 03/20/2072	1,715,449	1,794,780
Resolution Funding Corp. STRIPS
Zero Coupon, 01/15/2030	1,000,000	798,942
Small Business Administration
Series 2013-20D, Class 1 2.08%, 04/01/2033	335,074	307,225
Series 2012-20H, Class 1 2.37%, 08/01/2032	160,798	149,397
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2013-20F, Class 1 2.45%, 06/01/2033	$ 410,603	$ 377,188
Series 2013-20G, Class 1 3.15%, 07/01/2033	495,518	467,940
Series 2013-20H, Class 1 3.16%, 08/01/2033	584,203	552,912
Series 2013-20I, Class 1 3.62%, 09/01/2033	254,295	243,406
Tennessee Valley Authority
4.25%, 09/15/2065	405,000	329,965
4.63%, 09/15/2060	240,000	211,463
Uniform Mtg. Backed Securities
2.00%, March 15 TBA	1,000,000	890,156
2.00%, February 30 TBA	625,000	486,426
2.00%, March 30 TBA	300,000	233,496
2.50%, March 15 TBA	2,475,000	2,258,437
2.50%, February 30 TBA	1,550,000	1,263,091
2.50%, March 30 TBA	3,025,000	2,464,355
3.00%, March 15 TBA	400,000	373,781
3.00%, March 30 TBA	10,000,000	8,473,820
3.50%, March 30 TBA	800,000	708,125
6.00%, February 30 TBA	250,000	251,699
6.50%, February 30 TBA	2,000,000	2,050,390
6.50%, March 30 TBA	1,975,000	2,020,748
		363,085,535
Total U.S. Government & Agency Obligations (cost $870,636,698)		798,120,575
FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Sovereign — 0.3%
Kingdom of Saudi Arabia
2.25%, 02/02/2033*	319,000	255,449
Republic of Chile
2.55%, 01/27/2032	256,000	215,775
Republic of Peru
5.63%, 11/18/2050	54,000	50,484
Republic of Poland
5.50%, 03/18/2054	368,000	341,863
United Mexican States
2.66%, 05/24/2031	541,000	443,611
3.75%, 01/11/2028	547,000	523,613
3.77%, 05/24/2061	398,000	227,624
4.40%, 02/12/2052	400,000	271,118
4.60%, 02/10/2048	400,000	286,978
4.75%, 03/08/2044	1,080,000	820,406
6.00%, 05/13/2030	347,000	349,053
6.34%, 05/04/2053	210,000	187,286
6.88%, 05/13/2037	513,000	515,738
Total Foreign Government Obligations (cost $5,483,923)		4,488,998
MUNICIPAL SECURITIES — 0.8%
Berks County Municipal Authority Revenue Bonds
Zero Coupon, 06/30/2044(7)	1,160,000	674,043
7.00%, 06/30/2039	2,206,000	1,995,562
Escambia County Health Facilities Authority Revenue Bonds
3.61%, 08/15/2040	655,000	510,771
Florida State Board of Administration Finance Corp. Revenue Bonds
2.15%, 07/01/2030	2,674,000	2,326,017

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
Oklahoma Development Finance Authority Revenue Bonds
5.45%, 08/15/2028	$ 1,578,000	$ 1,520,822
Regents of the University of California Medical Center Revenue Bonds
3.71%, 05/15/2120	740,000	462,714
School District of Philadelphia General Obligation Bonds
6.62%, 06/01/2030	1,250,000	1,315,146
State of California General Obligation Bonds
7.30%, 10/01/2039	360,000	407,245
Texas Natural Gas Securitization Finance Corp. Revenue Bonds
5.17%, 04/01/2041	445,000	439,546
Village of Bridgeview, Illinois General Obligation Bonds
5.06%, 12/01/2025	95,000	94,531
5.14%, 12/01/2036	3,955,000	3,553,537
Total Municipal Securities (cost $14,538,659)		13,299,934
Total Long-Term Investment Securities (cost $1,850,427,530)		1,724,924,527
SHORT-TERM INVESTMENTS — 3.0%
U.S. Government Agency — 2.0%
Federal Home Loan Bank
4.18%, 02/03/2025	34,968,000	34,955,746
Unaffiliated Investment Companies — 1.0%
State Street Institutional Liquid Reserves Fund, Trust Class 4.29%(12)	18,211,666	18,218,951
Total Short-Term Investments (cost $53,180,138)		53,174,697
REPURCHASE AGREEMENTS — 0.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 01/31/2025, to be repurchased 02/03/2025 in the amount of $300,695 and collateralized by $301,600 of United States Treasury Notes, bearing interest at 4.13% due 02/15/2027 and having an approximate value of $306,798 (cost $300,661)	300,661	300,661
TOTAL INVESTMENTS (cost $1,903,908,329)(13)	101.7%	1,778,399,885
Other assets less liabilities	(1.7)	(30,263,627)
NET ASSETS	100.0%	$1,748,136,258
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan MFS Core Bond Portfolio has no right to demand registration of these securities. At January 31, 2025, the aggregate value of these securities was $400,645,181 representing 22.9% of net assets.
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Securities classified as Level 3 (see Note 2).
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2025, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Corporate Bonds & Notes
Pabrik Kertas Tjiwi Kimia Tbk PT 2.00%, 04/30/2029	12/02/2004	$293,051	$41,466	$73,263	$25.00	0.0%
(4)	Security in default of interest.
(5)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(7)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of January 31, 2025.
(8)	Interest Only
(9)	Principal Only
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(11)	Principal amount of security is adjusted for inflation.
(12)	The rate shown is the 7-day yield as of January 31, 2025.
(13)	See Note 4 for cost of investments on a tax basis.
1 Yr USTYCR—1 Year US Treasury Yield Curve Rate
3 ML—3 Month USD LIBOR
BR—Bearer Shares
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TSFR6M—Term Secured Overnight Financing Rate 6 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at January 31, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
66	Long	U.S. Treasury 10 Year Notes	March 2025	$ 7,100,795	$ 7,183,688	$ 82,893
258	Short	U.S. Treasury Long Bonds	March 2025	30,045,805	29,387,813	657,992
30	Short	U.S. Treasury Ultra Bonds	March 2025	3,680,403	3,554,063	126,340
						$867,225
						Unrealized (Depreciation)
506	Long	U.S. Treasury 2 Year Notes	March 2025	$104,175,164	$104,046,249	$ (128,915)
122	Long	U.S. Treasury 5 Year Notes	March 2025	13,031,213	12,979,657	(51,556)
140	Long	U.S. Treasury Long Bonds	March 2025	16,278,941	15,946,875	(332,066)
176	Long	U.S. Treasury Ultra 10 Year Notes	March 2025	19,668,222	19,602,000	(66,222)
335	Long	U.S. Treasury Ultra Bonds	March 2025	41,154,578	39,687,031	(1,467,547)
						$(2,046,306)
		Net Unrealized Appreciation (Depreciation)				$(1,179,081)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes:
Forest Products & Paper	$—	$—	$73,263	$73,263
Other Industries	—	543,660,267	—	543,660,267
Asset Backed Securities	—	154,172,873	—	154,172,873
Collateralized Mortgage Obligations:
Commercial and Residential	—	137,996,151	2,308,337	140,304,488
Other Industries	—	70,804,129	—	70,804,129
U.S. Government & Agency Obligations	—	798,120,575	—	798,120,575
Foreign Government Obligations	—	4,488,998	—	4,488,998
Municipal Securities	—	13,299,934	—	13,299,934
Short-Term Investments:
U.S. Government Agency	—	34,955,746	—	34,955,746
Other Short-Term Investments	18,218,951	—	—	18,218,951
Repurchase Agreements	—	300,661	—	300,661
Total Investments at Value	$18,218,951	$1,757,799,334	$2,381,600	$1,778,399,885
Other Financial Instruments:†
Futures Contracts	$867,225	$—	$—	$867,225
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$2,046,306	$—	$—	$2,046,306
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.2%
Advertising — 2.1%
Trade Desk, Inc., Class A†	123,199	$ 14,621,257
Aerospace/Defense — 2.0%
HEICO Corp., Class A	55,357	10,536,098
Howmet Aerospace, Inc.	31,211	3,950,688
		14,486,786
Apparel — 0.8%
On Holding AG, Class A†	93,493	5,598,361
Banks — 0.9%
NU Holdings, Ltd., Class A†	474,413	6,281,228
Biotechnology — 3.7%
Alnylam Pharmaceuticals, Inc.†	40,777	11,063,208
Exelixis, Inc.†	64,836	2,149,313
Insmed, Inc.†	67,201	5,146,252
Intra-Cellular Therapies, Inc.†	33,911	4,309,410
REVOLUTION Medicines, Inc.†	44,588	1,915,055
Viking Therapeutics, Inc.†	43,651	1,429,570
		26,012,808
Building Materials — 2.6%
AAON, Inc.	56,271	6,548,819
Eagle Materials, Inc.	20,856	5,354,569
Simpson Manufacturing Co., Inc.	23,543	3,955,224
Trane Technologies PLC	6,806	2,468,877
		18,327,489
Commercial Services — 4.8%
Block, Inc.†	32,476	2,949,470
Booz Allen Hamilton Holding Corp.	58,953	7,604,937
Bright Horizons Family Solutions, Inc.†	58,551	7,178,353
Cintas Corp.	15,313	3,071,328
Moody's Corp.	6,174	3,083,543
Quanta Services, Inc.	33,308	10,245,874
		34,133,505
Computers — 4.8%
Crowdstrike Holdings, Inc., Class A†	12,440	4,951,991
CyberArk Software, Ltd.†	15,713	5,829,209
Gartner, Inc.†	24,235	13,155,485
Globant SA†	34,104	7,275,065
Rubrik, Inc., Class A†	43,485	3,186,146
		34,397,896
Cosmetics/Personal Care — 0.6%
e.l.f. Beauty, Inc.†	39,636	3,960,033
Distribution/Wholesale — 1.8%
Copart, Inc.†	108,920	6,309,736
Pool Corp.	18,520	6,375,510
		12,685,246
Diversified Financial Services — 9.1%
Air Lease Corp.	76,998	3,557,308
Ares Management Corp., Class A	63,973	12,680,728
Coinbase Global, Inc., Class A†	15,794	4,601,266
Interactive Brokers Group, Inc., Class A	33,118	7,201,178
Jefferies Financial Group, Inc.	76,444	5,877,779
LPL Financial Holdings, Inc.	29,616	10,865,814
Raymond James Financial, Inc.	28,891	4,867,556
Rocket Cos., Inc., Class A†	315,570	3,976,182
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
TPG, Inc.	53,376	$ 3,589,536
Tradeweb Markets, Inc., Class A	58,704	7,449,537
		64,666,884
Electric — 0.9%
Vistra Corp.	36,066	6,060,170
Electrical Components & Equipment — 0.8%
AMETEK, Inc.	30,437	5,617,453
Electronics — 2.1%
Amphenol Corp., Class A	33,016	2,336,872
Garmin, Ltd.	21,640	4,670,994
Hubbell, Inc.	8,349	3,531,711
Mettler-Toledo International, Inc.†	2,956	4,033,285
		14,572,862
Engineering & Construction — 0.6%
Comfort Systems USA, Inc.	10,548	4,606,839
Entertainment — 0.9%
Flutter Entertainment PLC†	25,257	6,742,861
Hand/Machine Tools — 0.6%
MSA Safety, Inc.	24,059	3,963,239
Healthcare-Products — 5.1%
Agilent Technologies, Inc.	28,437	4,308,774
Cooper Cos., Inc.†	64,931	6,269,088
Inspire Medical Systems, Inc.†	16,779	3,246,737
Natera, Inc.†	66,861	11,829,048
Penumbra, Inc.†	13,679	3,651,883
West Pharmaceutical Services, Inc.	21,013	7,176,990
		36,482,520
Healthcare-Services — 0.5%
IQVIA Holdings, Inc.†	16,505	3,323,447
Home Builders — 0.5%
Thor Industries, Inc.	37,381	3,844,262
Insurance — 0.8%
Arthur J Gallagher & Co.	19,876	5,998,974
Internet — 2.3%
DoorDash, Inc., Class A†	45,188	8,532,850
Robinhood Markets, Inc., Class A†	156,654	8,138,175
		16,671,025
Leisure Time — 0.9%
Planet Fitness, Inc., Class A†	60,555	6,549,629
Lodging — 2.7%
Hilton Worldwide Holdings, Inc.	56,089	14,362,710
Las Vegas Sands Corp.	98,540	4,516,088
		18,878,798
Machinery-Construction & Mining — 2.1%
GE Vernova, Inc.	6,515	2,429,313
Vertiv Holdings Co., Class A	108,033	12,642,022
		15,071,335
Machinery-Diversified — 2.1%
Esab Corp.	47,479	5,879,799
Ingersoll Rand, Inc.	41,581	3,900,298
Westinghouse Air Brake Technologies Corp.	24,768	5,149,763
		14,929,860

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media — 0.9%
FactSet Research Systems, Inc.	14,171	$ 6,722,864
Miscellaneous Manufacturing — 2.7%
Axon Enterprise, Inc.†	8,738	5,698,749
ITT, Inc.	51,874	7,834,012
Teledyne Technologies, Inc.†	10,816	5,530,545
		19,063,306
Oil & Gas — 0.9%
EOG Resources, Inc.	50,409	6,340,948
Oil & Gas Services — 0.9%
TechnipFMC PLC	207,895	6,247,245
Pharmaceuticals — 2.1%
Alkermes PLC†	21,820	687,984
Dexcom, Inc.†	59,411	5,158,657
McKesson Corp.	11,981	7,125,700
Vaxcyte, Inc.†	21,772	1,922,903
		14,895,244
Pipelines — 1.4%
Cheniere Energy, Inc.	43,121	9,644,012
Real Estate — 0.5%
CBRE Group, Inc., Class A†	26,749	3,871,650
Retail — 6.7%
AutoZone, Inc.†	1,100	3,685,231
Burlington Stores, Inc.†	27,295	7,749,869
Casey's General Stores, Inc.	18,375	7,750,024
Domino's Pizza, Inc.	10,188	4,575,635
Floor & Decor Holdings, Inc., Class A†	32,544	3,257,654
Ross Stores, Inc.	26,807	4,036,062
Tractor Supply Co.	190,824	10,373,193
Ulta Beauty, Inc.†	15,269	6,293,118
		47,720,786
Semiconductors — 4.7%
Entegris, Inc.	60,104	6,102,960
Marvell Technology, Inc.	33,314	3,759,818
Monolithic Power Systems, Inc.	5,679	3,619,624
ON Semiconductor Corp.†	74,149	3,880,959
Onto Innovation, Inc.†	21,529	4,408,278
Rambus, Inc.†	71,042	4,377,608
Teradyne, Inc.	65,417	7,574,634
		33,723,881
Security Description	Shares or Principal Amount	Value

Software — 19.8%
AppLovin Corp., Class A†	61,746	$ 22,820,704
Atlassian Corp., Class A†	25,109	7,702,939
Cloudflare, Inc., Class A†	48,633	6,730,807
Confluent, Inc., Class A†	198,594	5,894,270
Datadog, Inc., Class A†	78,832	11,250,115
Elastic NV†	25,144	2,830,712
Gitlab, Inc., Class A†	41,727	3,036,056
HubSpot, Inc.†	19,266	15,018,425
MongoDB, Inc.†	21,627	5,911,092
MSCI, Inc.	12,412	7,407,109
Nutanix, Inc., Class A†	97,106	6,677,494
Palantir Technologies, Inc., Class A†	183,108	15,104,579
ROBLOX Corp., Class A†	54,231	3,854,197
Snowflake, Inc., Class A†	26,888	4,880,441
Take-Two Interactive Software, Inc.†	31,196	5,787,170
Twilio, Inc., Class A†	18,071	2,648,847
Tyler Technologies, Inc.†	10,851	6,528,396
Veeva Systems, Inc., Class A†	30,469	7,107,199
		141,190,552
Telecommunications — 0.5%
Ciena Corp.†	42,714	3,722,098
Transportation — 2.0%
JB Hunt Transport Services, Inc.	32,361	5,540,850
Saia, Inc.†	17,689	8,492,666
		14,033,516
Total Long-Term Investment Securities (cost $556,874,275)		705,660,869
SHORT-TERM INVESTMENTS — 1.1%
Unaffiliated Investment Companies — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.33%(1) (cost $7,817,591)	7,817,591	7,817,591
TOTAL INVESTMENTS (cost $564,691,866)(2)	100.3%	713,478,460
Other assets less liabilities	(0.3)	(2,110,467)
NET ASSETS	100.0%	$711,367,993
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of January 31, 2025.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$705,660,869	$—	$—	$705,660,869
Short-Term Investments	7,817,591	—	—	7,817,591
Total Investments at Value	$713,478,460	$—	$—	$713,478,460
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio^
PORTFOLIO OF INVESTMENTS — January 31, 2025

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 65.5%
Aerospace/Defense — 0.5%
L3Harris Technologies, Inc.
3.83%, 04/27/2025	$ 1,821,000	$ 1,817,138
Agriculture — 1.7%
Altria Group, Inc.
2.35%, 05/06/2025	1,808,000	1,797,332
Bunge, Ltd. Finance Corp.
1.63%, 08/17/2025	1,797,000	1,768,541
4.10%, 01/07/2028	200,000	196,084
Reynolds American, Inc.
4.45%, 06/12/2025	1,790,000	1,788,420
		5,550,377
Auto Manufacturers — 7.3%
American Honda Finance Corp.
4.23%, 09/10/2025	500,000	489,438
5.80%, 10/03/2025	665,000	670,646
American Honda Finance Corp. FRS
4.85%, (SOFR+0.45%), 06/13/2025	2,500,000	2,501,547
BMW US Capital LLC
4.60%, 08/13/2027*	345,000	343,596
5.30%, 08/11/2025*	332,000	333,337
BMW US Capital LLC FRS
4.88%, (SOFR+0.55%), 04/02/2026*	2,014,000	2,017,247
Daimler Truck Finance North America LLC
5.60%, 08/08/2025*	2,625,000	2,636,156
General Motors Financial Co., Inc.
1.50%, 06/10/2026	1,752,000	1,675,083
Hyundai Capital America
2.65%, 02/10/2025*	300,000	299,849
5.80%, 06/26/2025*	2,064,000	2,071,344
5.88%, 04/07/2025*	1,184,000	1,185,548
Mercedes-Benz Finance North America LLC
4.88%, 07/31/2026*	2,640,000	2,646,352
Toyota Motor Credit Corp. FRS
4.93%, (SOFR+0.45%), 05/15/2026	2,212,000	2,216,192
5.37%, (SOFR+0.89%), 05/18/2026	3,030,000	3,049,153
Volkswagen Group of America Finance LLC
3.35%, 05/13/2025*	2,110,000	2,101,511
6.00%, 11/16/2026*	390,000	395,973
		24,632,972
Banks — 20.5%
ABN AMRO Bank NV
4.99%, 12/03/2028*	800,000	799,085
6.34%, 09/18/2027*	2,000,000	2,044,829
Banco Bilbao Vizcaya Argentaria SA
5.86%, 09/14/2026	2,800,000	2,814,773
Bank of America Corp.
2.02%, 02/13/2026	302,000	301,757
4.83%, 07/22/2026	480,000	480,073
Bank of Montreal
4.57%, 09/10/2027	998,000	995,348
4.59%, 12/11/2026	1,666,000	1,664,469
Banque Federative du Credit Mutuel SA
5.90%, 07/13/2026*	2,709,000	2,749,031
Barclays PLC
4.38%, 01/12/2026	381,000	379,800
4.84%, 09/10/2028	457,000	455,227
7.33%, 11/02/2026	2,248,000	2,286,251
Canadian Imperial Bank of Commerce
4.51%, 09/11/2027	1,408,000	1,401,495
5.24%, 06/28/2027	835,000	844,527
Security Description	Shares or Principal Amount	Value

Banks (continued)
Citibank, N.A.
4.88%, 11/19/2027	$ 1,458,000	$ 1,460,644
Credit Agricole SA
1.91%, 06/16/2026*	1,929,000	1,907,843
4.63%, 09/11/2028*	449,000	443,664
Danske Bank A/S
6.26%, 09/22/2026*	1,674,000	1,688,257
DNB Bank ASA
1.13%, 09/16/2026*	1,389,000	1,357,912
Goldman Sachs Group, Inc.
0.86%, 02/12/2026	1,747,000	1,745,283
1.09%, 12/09/2026	1,658,000	1,606,532
HSBC Holdings PLC
1.65%, 04/18/2026	4,648,000	4,617,754
ING Groep NV
3.87%, 03/28/2026	1,500,000	1,497,537
3.95%, 03/29/2027	365,000	358,839
Landeskreditbank Baden-Wuerttemberg Foerderbank FRS
5.35%, (SOFR+1.00%), 04/01/2025	800,000	800,932
Lloyds Banking Group PLC
5.09%, 11/26/2028	390,000	390,387
M&T Bank Corp.
4.83%, 01/16/2029	475,000	472,231
Macquarie Group, Ltd.
1.34%, 01/12/2027*	81,000	78,354
5.11%, 08/09/2026*	2,175,000	2,176,719
Mitsubishi UFJ Financial Group, Inc.
3.84%, 04/17/2026	2,332,000	2,326,855
Mizuho Financial Group, Inc.
2.23%, 05/25/2026	1,800,000	1,785,281
3.48%, 04/12/2026*	2,548,000	2,512,220
Morgan Stanley
0.99%, 12/10/2026	1,977,000	1,913,898
Morgan Stanley Bank NA
4.97%, 07/14/2028	452,000	452,959
5.02%, 01/12/2029	975,000	977,567
NatWest Group PLC
5.85%, 03/02/2027	1,205,000	1,217,510
7.47%, 11/10/2026	1,638,000	1,669,524
NatWest Markets PLC
1.60%, 09/29/2026*	660,000	627,374
PNC Bank NA
4.78%, 01/15/2027	1,304,000	1,304,082
PNC Financial Services Group, Inc.
5.81%, 06/12/2026	183,000	183,550
Santander UK Group Holdings PLC
1.53%, 08/21/2026	1,900,000	1,864,274
6.83%, 11/21/2026	496,000	503,002
Societe Generale SA
1.49%, 12/14/2026*	2,500,000	2,423,990
5.25%, 02/19/2027*	1,075,000	1,075,660
5.50%, 04/13/2029*	1,000,000	1,001,580
Standard Chartered PLC
4.05%, 04/12/2026*	1,865,000	1,848,094
5.55%, 01/21/2029*	667,000	672,897
6.17%, 01/09/2027*	618,000	624,620
State Street Corp.
4.53%, 02/20/2029	454,000	450,396
Sumitomo Mitsui Trust Bank, Ltd.
4.45%, 09/10/2027*	728,000	722,698
Toronto-Dominion Bank
4.86%, 01/31/2028	1,366,000	1,364,375

SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio^
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
UBS Group AG
1.36%, 01/30/2027*	$ 2,481,000	$ 2,396,865
Wells Fargo & Co.
4.90%, 01/24/2028	1,443,000	1,442,880
		69,181,704
Beverages — 0.2%
Keurig Dr Pepper, Inc.
3.40%, 11/15/2025	815,000	808,258
Biotechnology — 0.5%
Amgen, Inc.
3.13%, 05/01/2025	1,785,000	1,778,749
5.25%, 03/02/2025	50,000	50,033
		1,828,782
Building Materials — 0.1%
CRH America, Inc.
3.88%, 05/18/2025*	328,000	326,943
Chemicals — 2.2%
Eastman Chemical Co.
3.80%, 03/15/2025	177,000	176,804
EIDP, Inc.
1.70%, 07/15/2025	3,730,000	3,681,000
International Flavors & Fragrances, Inc.
1.23%, 10/01/2025*	911,000	888,820
Nutrien, Ltd.
3.00%, 04/01/2025	2,749,000	2,741,288
		7,487,912
Commercial Services — 0.3%
Global Payments, Inc.
2.65%, 02/15/2025	913,000	911,822
Computers — 0.8%
Hewlett Packard Enterprise Co.
4.45%, 09/25/2026	545,000	542,394
HP, Inc.
2.20%, 06/17/2025	1,824,000	1,806,697
Leidos, Inc.
3.63%, 05/15/2025	480,000	478,456
		2,827,547
Cosmetics/Personal Care — 0.5%
Haleon UK Capital PLC
3.13%, 03/24/2025	1,800,000	1,796,097
Diversified Financial Services — 2.7%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
4.88%, 04/01/2028	1,608,000	1,603,413
American Express Co.
5.04%, 07/26/2028	491,000	493,868
Avolon Holdings Funding, Ltd.
4.95%, 01/15/2028*	613,000	607,785
Capital One Financial Corp.
2.64%, 03/03/2026	805,000	803,428
Intercontinental Exchange, Inc.
3.65%, 05/23/2025	1,483,000	1,479,030
Jefferies Financial Group, Inc.
5.15%, 09/15/2025	1,397,000	1,397,581
Nomura Holdings, Inc.
1.85%, 07/16/2025	2,769,000	2,733,991
		9,119,096
Security Description	Shares or Principal Amount	Value

Electric — 4.4%
AES Corp.
1.38%, 01/15/2026	$ 921,000	$ 890,830
Constellation Energy Generation LLC
3.25%, 06/01/2025	1,800,000	1,790,566
Dominion Energy, Inc.
3.90%, 10/01/2025	1,832,000	1,824,007
DTE Energy Co.
1.05%, 06/01/2025	1,804,000	1,782,024
4.95%, 07/01/2027	322,000	323,060
Enel Finance International NV
4.50%, 06/15/2025*	1,103,000	1,100,107
Entergy Corp.
0.90%, 09/15/2025	1,885,000	1,841,494
Eversource Energy
4.75%, 05/15/2026	755,000	754,431
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/2025	2,590,000	2,603,622
Public Service Enterprise Group, Inc.
0.80%, 08/15/2025	1,819,000	1,781,946
		14,692,087
Electronics — 0.5%
Amphenol Corp.
2.05%, 03/01/2025	821,000	819,181
TD SYNNEX Corp.
1.75%, 08/09/2026	872,000	831,396
		1,650,577
Environmental Control — 0.6%
Republic Services, Inc.
3.20%, 03/15/2025	2,013,000	2,009,287
Food — 0.5%
General Mills, Inc.
4.00%, 04/17/2025	1,818,000	1,816,131
Forest Products & Paper — 0.8%
Georgia-Pacific LLC
1.75%, 09/30/2025*	2,833,000	2,781,459
Gas — 0.5%
NiSource, Inc.
0.95%, 08/15/2025	1,874,000	1,837,796
Hand/Machine Tools — 0.8%
Stanley Black & Decker, Inc.
2.30%, 02/24/2025	2,755,000	2,750,616
Healthcare-Products — 0.9%
Boston Scientific Corp.
1.90%, 06/01/2025	2,775,000	2,750,723
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/2025	150,000	149,663
		2,900,386
Healthcare-Services — 1.7%
Cigna Corp.
3.25%, 04/15/2025	2,746,000	2,739,027
Humana, Inc.
4.50%, 04/01/2025	1,280,000	1,279,309
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	1,653,000	1,653,000
		5,671,336
Insurance — 6.2%
Athene Global Funding
4.86%, 08/27/2026*	2,911,000	2,908,901

SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio^
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
4.95%, 01/07/2027*	$ 702,000	$ 701,989
Athene Global Funding FRS
5.11%, (SOFR+0.75%), 07/16/2026*	497,000	497,220
CNA Financial Corp.
4.50%, 03/01/2026	2,697,000	2,687,997
CNO Global Funding
4.95%, 09/09/2029*	257,000	254,809
Equitable Financial Life Global Funding
1.70%, 11/12/2026*	1,546,000	1,465,121
4.88%, 11/19/2027*	896,000	895,999
Jackson National Life Global Funding
4.90%, 01/13/2027*	923,000	923,179
5.55%, 07/02/2027*	740,000	749,847
Lincoln National Corp.
3.35%, 03/09/2025	175,000	174,714
Met Tower Global Funding
4.00%, 10/01/2027*	300,000	294,572
New York Life Global Funding
4.40%, 12/13/2027*	1,351,000	1,344,182
New York Life Global Funding FRS
4.78%, (SOFR+0.41%), 02/05/2027*	3,005,000	3,004,249
5.00%, (SOFR+0.67%), 04/02/2027*	206,000	206,705
Principal Financial Group, Inc.
3.40%, 05/15/2025	235,000	234,175
Principal Life Global Funding II
1.25%, 06/23/2025*	2,562,000	2,528,697
4.60%, 08/19/2027*	383,000	381,802
4.80%, 01/09/2028*	1,700,000	1,698,464
		20,952,622
Machinery-Diversified — 0.6%
Otis Worldwide Corp.
2.06%, 04/05/2025	1,851,000	1,843,909
Media — 1.2%
Comcast Corp.
3.95%, 10/15/2025	311,000	309,838
Cox Communications, Inc.
3.85%, 02/01/2025*	1,802,000	1,802,000
Fox Corp.
3.05%, 04/07/2025	1,833,000	1,827,940
		3,939,778
Oil & Gas — 0.8%
Marathon Petroleum Corp.
4.70%, 05/01/2025	1,750,000	1,749,987
Phillips 66
3.85%, 04/09/2025	1,051,000	1,049,364
		2,799,351
Packaging & Containers — 0.9%
Sonoco Products Co.
1.80%, 02/01/2025	1,148,000	1,148,000
4.45%, 09/01/2026	153,000	151,934
WRKCo., Inc.
3.75%, 03/15/2025	1,814,000	1,811,588
		3,111,522
Pharmaceuticals — 1.1%
Cardinal Health, Inc.
4.70%, 11/15/2026	422,000	421,249
Cencora, Inc.
4.63%, 12/15/2027	233,000	232,086
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
CVS Health Corp.
3.88%, 07/20/2025	$ 1,811,000	$ 1,803,673
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	1,081,000	1,075,913
		3,532,921
Pipelines — 0.3%
ONEOK, Inc.
4.25%, 09/24/2027	940,000	926,495
REITS — 0.6%
American Tower Corp.
2.40%, 03/15/2025	920,000	917,485
Crown Castle, Inc.
1.35%, 07/15/2025	937,000	923,078
		1,840,563
Retail — 1.5%
AutoZone, Inc.
3.25%, 04/15/2025	1,831,000	1,826,141
Darden Restaurants, Inc.
4.35%, 10/15/2027	382,000	377,593
McDonald's Corp.
3.38%, 05/26/2025	2,710,000	2,699,580
Starbucks Corp.
3.80%, 08/15/2025	218,000	217,196
		5,120,510
Semiconductors — 0.4%
Broadcom, Inc.
4.80%, 04/15/2028	1,327,000	1,327,446
Software — 2.2%
Fidelity National Information Services, Inc.
4.50%, 07/15/2025	1,791,000	1,788,583
Fiserv, Inc.
3.85%, 06/01/2025	1,002,000	998,951
Oracle Corp.
2.95%, 05/15/2025	1,817,000	1,808,706
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	1,825,000	1,820,666
VMware LLC
4.50%, 05/15/2025	882,000	881,223
		7,298,129
Telecommunications — 0.7%
NBN Co., Ltd.
4.00%, 10/01/2027*	552,000	542,465
T-Mobile USA, Inc.
3.50%, 04/15/2025	1,828,000	1,823,459
		2,365,924
Trucking & Leasing — 1.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/2025*	1,991,000	1,935,040
3.95%, 03/10/2025*	1,277,000	1,276,014
		3,211,054
Total Corporate Bonds & Notes (cost $220,102,718)		220,668,547
ASSET BACKED SECURITIES — 13.3%
Auto Loan Receivables — 4.9%
BofA Auto Trust
Series 2024-1A, Class A2 5.57%, 12/15/2026*	1,036,483	1,040,168

SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio^
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Ford Credit Auto Owner Trust
Series 2022-C, Class A3 4.48%, 12/15/2026	$ 1,918,106	$ 1,916,944
GM Financial Automobile Leasing Trust
Series 2024-2, Class A2A 5.43%, 09/21/2026	1,045,196	1,049,881
Hyundai Auto Lease Securitization Trust
Series 2023-A, Class A3 5.05%, 01/15/2026*	1,157,467	1,157,725
Hyundai Auto Receivables Trust
Series 2021-C, Class A3 0.74%, 05/15/2026	263,147	262,482
Series 2024-A, Class A2A 5.29%, 04/15/2027	894,668	897,342
Mercedes-Benz Auto Lease Trust
Series 2024-A, Class A2A 5.44%, 02/16/2027	2,244,070	2,253,356
Nissan Auto Receivables Owner Trust
Series 2022-B, Class A3 4.46%, 05/17/2027	951,322	950,717
Porsche Financial Auto Securitization Trust
Series 2023-1A, Class A3 4.81%, 09/22/2028*	769,683	771,052
SBNA Auto Lease Trust
4.94%, 11/20/2026*	2,180,259	2,182,244
Series 2024-A, Class A3 5.39%, 11/20/2026*	1,771,000	1,778,316
Series 2024-B, Class A2 5.67%, 11/20/2026*	507,306	509,260
World Omni Auto Receivables Trust
Series 2024-B, Class A2A 5.48%, 09/15/2027	1,682,015	1,688,318
		16,457,805
Credit Card Receivables — 1.3%
American Express Credit Account Master Trust
Series 2022-3, Class A 3.75%, 08/15/2027	2,100,000	2,091,319
Discover Card Execution Note Trust
Series 2022-A4, Class A 5.03%, 10/15/2027	2,039,000	2,046,633
		4,137,952
Other Asset Backed Securities — 7.1%
Apidos CLO XXXI FRS
Series 2019-31A, Class A1R 5.66%, (TSFR3M+1.36%), 04/15/2031*	2,110,555	2,112,648
Ares XXXVII CLO, Ltd. FRS
Series 2015-4A, Class A1RR 5.38%, (TSFR3M+1.08%), 10/15/2030*	1,438,407	1,443,809
Benefit Street Partners CLO VIII, Ltd. FRS
Series 2015-8A, Class A1AR 5.65%, (TSFR3M+1.36%), 01/20/2031*	247,758	248,292
Buttermilk Park CLO, Ltd. FRS
Series 2018-1A, Class A1R 5.38%, (TSFR3M+1.08%), 10/15/2031*	1,218,723	1,221,583
Carlyle US CLO, Ltd. FRS
Series 2018-2A, Class A1R 5.45%, (TSFR3M+1.15%), 10/15/2031*	423,069	423,593
CarVal CLO II, Ltd. FRS
Series 2019-1A, Class AR2 5.31%, (TSFR3M+1.02%), 04/20/2032*	1,532,456	1,534,741
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
CIFC Funding 2016-I, Ltd. FRS
Series 2016-1A, Class AR3 5.29%, (TSFR3M+1.00%), 10/21/2031*	$ 1,680,000	$ 1,682,194
Dell Equipment Finance Trust
Series 2023-3, Class A2 6.10%, 04/23/2029*	322,511	323,431
Dewolf Park CLO, Ltd. FRS
Series 2017-1A, Class AR 5.48%, (TSFR3M+1.18%), 10/15/2030*	1,125,128	1,127,054
Galaxy XX CLO, Ltd. FRS
Series 2015-20A, Class AR 5.55%, (TSFR3M+1.26%), 04/20/2031*	468,173	468,695
Galaxy XXVI CLO, Ltd. FRS
Series 2018-26A, Class AR 5.68%, (TSFR3M+1.17%), 11/22/2031*	1,628,246	1,630,664
John Deere Owner Trust
Series 2022-C, Class A3 5.09%, 06/15/2027	1,366,960	1,370,991
KKR Static CLO I LTD FRS
Series 2022-1A, Class AR2 5.27%, (TSFR3M+0.98%), 07/20/2031*	1,482,183	1,482,892
Magnetite XII, Ltd. FRS
Series 2015-12A, Class AR4 5.45%, (TSFR3M+1.15%), 10/15/2031*	1,331,009	1,333,006
Palmer Square Loan Funding, Ltd. FRS
Series 2024-1A, Class A1 5.35%, (TSFR3M+1.05%), 10/15/2032*	643,937	645,229
Series 2024-3A, Class A1 5.60%, (TSFR3M+1.08%), 08/08/2032*	3,136,474	3,140,724
SCF Equipment Leasing LLC
Series 2024-1A, Class A2 5.88%, 11/20/2029*	428,166	431,374
Symphony CLO XX, Ltd. FRS
Series 2018-20A, Class AR2 5.41%, (TSFR3M+1.10%), 01/16/2032*	2,090,583	2,095,483
Symphony CLO, Ltd. FRS
Series 2022-34A, Class X 5.85%, (TSFR3M+1.55%), 07/24/2036*	1,282,857	1,286,471
		24,002,874
Total Asset Backed Securities (cost $44,479,832)		44,598,631
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 10.4%
U.S. Government — 10.4%
United States Treasury Notes
3.50%, 09/30/2026	16,000,000	15,811,875
4.13%, 11/15/2027	8,500,000	8,466,133
United States Treasury Notes FRS
4.41%, (3 UTBMM+0.17%), 04/30/2025	10,850,000	10,853,850
Total U.S. Government & Agency Obligations (cost $35,226,095)		35,131,858
FOREIGN GOVERNMENT OBLIGATIONS — 1.2%
Diversified Financial Services — 1.2%
CDP Financial, Inc. FRS
4.89%, (SOFR+0.40%), 05/19/2025*	2,400,000	2,401,579
4.89%, (SOFR+0.40%), 05/19/2025	1,600,000	1,601,053
Total Foreign Government Obligations (cost $4,000,430)		4,002,632
Total Long-Term Investment Securities (cost $303,809,075)		304,401,668

SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio^
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 9.9%
Certificate of Deposit — 1.2%
Bank of Nova Scotia FRS
4.69%, (SOFR+0.34%), 06/04/2025	$ 3,379,000	$ 3,380,618
Kookmin Bank FRS
4.87%, (SOFR+0.52%), 04/23/2025	867,000	867,569
		4,248,187
Commercial Paper — 3.3%
Australia & New Zealand Banking Group, Ltd.
4.39%, 11/25/2025*	3,526,000	3,401,704
Citigroup Global Markets, Inc.
5.21%, 06/03/2025*	1,317,000	1,297,251
Glencore Funding LLC
5.47%, 02/28/2025*	2,532,000	2,523,102
National Bank of Canada
5.25%, 05/23/2025*	3,938,000	3,884,583
		11,106,640
Unaffiliated Investment Companies — 5.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.33%(1)	18,150,536	18,150,536
Total Short-Term Investments (cost $33,484,446)		33,505,363
TOTAL INVESTMENTS (cost $337,293,521)(2)	100.3%	337,907,031
Other assets less liabilities	(0.3)	(1,007,657)
NET ASSETS	100.0%	$336,899,374
^	See Note 1.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan Ultra-Short Bond Portfolio has no right to demand registration of these securities. At January 31, 2025, the aggregate value of these securities was $113,877,841 representing 33.8% of net assets.
(1)	The rate shown is the 7-day yield as of January 31, 2025.
(2)	See Note 4 for cost of investments on a tax basis.
3 UTBMM—US Treasury 3 Month Bill Money Market Yield
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
FRS—Floating Rate Security
SOFR—Secured Overnight Financing Rate
TSFR3M—Term Secured Overnight Financing Rate 3 Month
The rates shown on FRS and/or VRS are the current interest rates at January 31, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$220,668,547	$—	$220,668,547
Asset Backed Securities	—	44,598,631	—	44,598,631
U.S. Government & Agency Obligations	—	35,131,858	—	35,131,858
Foreign Government Obligations	—	4,002,632	—	4,002,632
Short-Term Investments:
Unaffiliated Investment Companies	18,150,536	—	—	18,150,536
Other Short-Term Investments	—	15,354,827	—	15,354,827
Total Investments at Value	$18,150,536	$319,756,495	$—	$337,907,031
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.0%
Aerospace/Defense — 1.2%
General Electric Co.	11,113	$ 2,262,273
Howmet Aerospace, Inc.	10,175	1,287,952
RTX Corp.	19,000	2,450,050
TransDigm Group, Inc.	1,408	1,905,503
		7,905,778
Agriculture — 0.5%
Altria Group, Inc.	19,525	1,019,791
Philip Morris International, Inc.	21,027	2,737,715
		3,757,506
Airlines — 0.3%
Delta Air Lines, Inc.	16,056	1,080,087
United Airlines Holdings, Inc.†	8,237	871,804
		1,951,891
Apparel — 0.2%
Deckers Outdoor Corp.†	3,805	674,855
Ralph Lauren Corp.	1,008	251,697
Tapestry, Inc.	5,836	425,678
		1,352,230
Auto Manufacturers — 4.5%
Cummins, Inc.	3,436	1,224,075
PACCAR, Inc.	7,222	800,775
Tesla, Inc.†	69,940	28,297,724
		30,322,574
Banks — 2.0%
Bank of New York Mellon Corp.	9,833	844,950
JPMorgan Chase & Co.	40,188	10,742,253
Morgan Stanley	13,980	1,935,251
		13,522,454
Beverages — 0.1%
Monster Beverage Corp.†	7,716	375,846
Biotechnology — 0.7%
Amgen, Inc.	5,789	1,652,296
Incyte Corp.†	2,403	178,207
Vertex Pharmaceuticals, Inc.†	6,450	2,977,836
		4,808,339
Building Materials — 0.7%
Builders FirstSource, Inc.†	1,499	250,753
Carrier Global Corp.	10,031	655,827
Lennox International, Inc.	804	476,306
Martin Marietta Materials, Inc.	796	433,119
Masco Corp.	2,216	175,684
Trane Technologies PLC	5,636	2,044,459
Vulcan Materials Co.	2,051	562,282
		4,598,430
Chemicals — 0.3%
Ecolab, Inc.	3,093	773,838
Sherwin-Williams Co.	3,308	1,184,793
		1,958,631
Commercial Services — 1.7%
Automatic Data Processing, Inc.	5,817	1,762,609
Cintas Corp.	8,585	1,721,893
Corpay, Inc.†	1,746	664,336
Moody's Corp.	2,030	1,013,863
PayPal Holdings, Inc.†	16,822	1,490,093
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Quanta Services, Inc.	3,697	$ 1,137,234
Rollins, Inc.	4,080	201,960
S&P Global, Inc.	3,737	1,948,509
United Rentals, Inc.	1,644	1,246,251
Verisk Analytics, Inc.	1,556	447,257
		11,634,005
Computers — 7.9%
Apple, Inc.	174,133	41,095,388
Crowdstrike Holdings, Inc., Class A†	5,829	2,320,350
Dell Technologies, Inc., Class C	3,616	374,618
Fortinet, Inc.†	15,932	1,607,220
Gartner, Inc.†	1,933	1,049,291
International Business Machines Corp.	23,156	5,920,989
Leidos Holdings, Inc.	1,739	246,990
NetApp, Inc.	2,411	294,383
Super Micro Computer, Inc.†	12,612	359,694
		53,268,923
Cosmetics/Personal Care — 0.1%
Colgate-Palmolive Co.	9,004	780,647
Distribution/Wholesale — 0.4%
Copart, Inc.†	21,955	1,271,853
Fastenal Co.	8,178	598,957
WW Grainger, Inc.	1,110	1,179,564
		3,050,374
Diversified Financial Services — 5.6%
American Express Co.	13,938	4,424,618
Ameriprise Financial, Inc.	2,430	1,320,365
Apollo Global Management, Inc.	11,194	1,913,950
Discover Financial Services	6,288	1,264,454
Intercontinental Exchange, Inc.	7,478	1,195,209
Mastercard, Inc., Class A	20,528	11,401,867
Nasdaq, Inc.	4,250	349,945
Raymond James Financial, Inc.	2,841	478,652
Synchrony Financial	9,751	672,624
Visa, Inc., Class A	43,278	14,792,420
		37,814,104
Electric — 1.1%
Constellation Energy Corp.	7,833	2,349,743
NextEra Energy, Inc.	34,505	2,469,178
NRG Energy, Inc.	5,074	519,780
PPL Corp.	9,611	322,930
Public Service Enterprise Group, Inc.	5,864	489,879
Vistra Corp.	8,521	1,431,784
		7,583,294
Electrical Components & Equipment — 0.8%
AMETEK, Inc.	2,723	502,557
Eaton Corp. PLC	9,898	3,231,103
Emerson Electric Co.	9,710	1,261,815
Generac Holdings, Inc.†	925	138,130
		5,133,605
Electronics — 0.6%
Allegion PLC	1,154	153,170
Amphenol Corp., Class A	30,193	2,137,061
Garmin, Ltd.	3,847	830,375
Hubbell, Inc.	1,345	568,948

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
Mettler-Toledo International, Inc.†	217	$ 296,084
Trimble, Inc.†	2,692	201,792
		4,187,430
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	1,422	238,213
Entertainment — 0.1%
Live Nation Entertainment, Inc.†	3,928	568,303
Environmental Control — 0.4%
Pentair PLC	2,691	279,003
Republic Services, Inc.	5,098	1,105,603
Veralto Corp.	2,974	307,482
Waste Management, Inc.	4,849	1,068,041
		2,760,129
Healthcare-Products — 1.8%
Boston Scientific Corp.†	36,910	3,778,107
Insulet Corp.†	1,757	489,114
Intuitive Surgical, Inc.†	8,921	5,101,741
ResMed, Inc.	3,676	868,198
Stryker Corp.	4,554	1,781,935
Waters Corp.†	684	284,188
		12,303,283
Healthcare-Services — 0.2%
DaVita, Inc.†	1,130	199,106
HCA Healthcare, Inc.	2,695	889,107
		1,088,213
Home Builders — 0.1%
NVR, Inc.†	50	400,809
PulteGroup, Inc.	5,136	584,374
		985,183
Insurance — 3.0%
Aon PLC, Class A	2,763	1,024,576
Arch Capital Group, Ltd.	9,385	873,462
Arthur J Gallagher & Co.	2,816	849,925
Berkshire Hathaway, Inc., Class B†	22,493	10,541,794
Brown & Brown, Inc.	5,945	622,204
Cincinnati Financial Corp.	2,076	284,516
Erie Indemnity Co., Class A	625	251,844
Hartford Financial Services Group, Inc.	3,993	445,419
Marsh & McLennan Cos., Inc.	5,413	1,173,971
Progressive Corp.	14,672	3,615,768
W.R. Berkley Corp.	4,147	243,968
Willis Towers Watson PLC	1,211	399,103
		20,326,550
Internet — 22.0%
Airbnb, Inc., Class A†	10,841	1,422,014
Alphabet, Inc., Class A	146,328	29,853,839
Alphabet, Inc., Class C	119,187	24,504,847
Amazon.com, Inc.†	135,931	32,308,080
Booking Holdings, Inc.	829	3,927,437
eBay, Inc.	8,038	542,404
Expedia Group, Inc.†	3,077	526,013
F5, Inc.†	670	199,164
Gen Digital, Inc.	7,877	211,970
GoDaddy, Inc., Class A†	3,516	747,678
Meta Platforms, Inc., Class A	54,594	37,625,093
Netflix, Inc.†	10,705	10,456,216
Security Description	Shares or Principal Amount	Value

Internet (continued)
Palo Alto Networks, Inc.†	16,391	$ 3,022,828
Uber Technologies, Inc.†	52,734	3,525,268
		148,872,851
Leisure Time — 0.4%
Carnival Corp.†	26,014	719,807
Norwegian Cruise Line Holdings, Ltd.†	11,012	312,190
Royal Caribbean Cruises, Ltd.	6,196	1,651,854
		2,683,851
Lodging — 0.6%
Hilton Worldwide Holdings, Inc.	6,106	1,563,563
Las Vegas Sands Corp.	8,716	399,454
Marriott International, Inc., Class A	5,777	1,678,739
Wynn Resorts, Ltd.	2,317	201,232
		3,842,988
Machinery-Construction & Mining — 1.0%
Caterpillar, Inc.	12,092	4,491,452
GE Vernova, Inc.	6,903	2,573,991
		7,065,443
Machinery-Diversified — 0.5%
Deere & Co.	2,805	1,336,751
Dover Corp.	1,546	314,889
Ingersoll Rand, Inc.	10,093	946,723
Westinghouse Air Brake Technologies Corp.	4,305	895,096
		3,493,459
Media — 0.0%
FactSet Research Systems, Inc.	428	203,047
Miscellaneous Manufacturing — 0.6%
Axon Enterprise, Inc.†	1,815	1,183,707
Illinois Tool Works, Inc.	2,760	715,282
Parker-Hannifin Corp.	3,224	2,279,529
		4,178,518
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	582	228,109
Oil & Gas — 0.2%
Hess Corp.	6,922	962,366
Texas Pacific Land Corp.	473	613,561
		1,575,927
Packaging & Containers — 0.0%
Packaging Corp. of America	1,117	237,541
Pharmaceuticals — 2.9%
AbbVie, Inc.	18,588	3,418,333
Dexcom, Inc.†	4,207	365,294
Eli Lilly & Co.	19,733	16,005,042
		19,788,669
Pipelines — 0.4%
ONEOK, Inc.	8,701	845,476
Targa Resources Corp.	5,462	1,074,922
Williams Cos., Inc.	15,875	879,951
		2,800,349
Private Equity — 0.2%
KKR & Co., Inc.	7,439	1,242,834
Real Estate — 0.2%
CBRE Group, Inc., Class A†	7,533	1,090,326

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS — 1.0%
AvalonBay Communities, Inc.	1,566	$ 346,885
Camden Property Trust	1,363	154,987
Equinix, Inc.	1,136	1,037,918
Essex Property Trust, Inc.	773	219,973
Extra Space Storage, Inc.	2,389	367,906
Host Hotels & Resorts, Inc.	11,029	184,295
Iron Mountain, Inc.	7,350	746,539
Mid-America Apartment Communities, Inc.	1,201	183,248
Public Storage	3,947	1,178,100
Simon Property Group, Inc.	7,681	1,335,419
UDR, Inc.	3,384	141,248
Welltower, Inc.	8,000	1,091,840
		6,988,358
Retail — 4.7%
AutoZone, Inc.†	423	1,417,139
Chipotle Mexican Grill, Inc.†	34,124	1,991,136
Costco Wholesale Corp.	11,097	10,873,728
Darden Restaurants, Inc.	1,265	246,979
Domino's Pizza, Inc.	364	163,480
Home Depot, Inc.	10,945	4,509,121
Lululemon Athletica, Inc.†	1,302	539,288
O'Reilly Automotive, Inc.†	1,446	1,871,731
TJX Cos., Inc.	16,665	2,079,625
Tractor Supply Co.	7,225	392,751
Walmart, Inc.	72,832	7,149,189
Yum! Brands, Inc.	2,866	374,013
		31,608,180
Semiconductors — 15.5%
Applied Materials, Inc.	8,671	1,563,815
Broadcom, Inc.	116,966	25,881,067
KLA Corp.	3,350	2,473,104
Monolithic Power Systems, Inc.	1,222	778,866
NVIDIA Corp.	614,310	73,760,201
NXP Semiconductors NV	2,547	531,177
		104,988,230
Software — 12.4%
Adobe, Inc.†	4,630	2,025,394
ANSYS, Inc.†	964	337,882
Autodesk, Inc.†	5,385	1,676,566
Broadridge Financial Solutions, Inc.	1,289	307,066
Cadence Design Systems, Inc.†	3,778	1,124,408
Dayforce, Inc.†	3,950	279,423
Electronic Arts, Inc.	2,391	293,878
Fair Isaac Corp.†	610	1,142,872
Fiserv, Inc.†	14,248	3,078,138
Intuit, Inc.	7,020	4,222,600
Jack Henry & Associates, Inc.	731	127,260
Microsoft Corp.	96,821	40,186,524
Security Description	Shares or Principal Amount	Value

Software (continued)
MSCI, Inc.	1,964	$ 1,172,056
Oracle Corp.	40,251	6,845,085
Palantir Technologies, Inc., Class A†	51,335	4,234,624
Paychex, Inc.	3,771	556,864
Paycom Software, Inc.	1,218	252,808
PTC, Inc.†	1,414	273,581
Salesforce, Inc.	23,942	8,180,981
ServiceNow, Inc.†	5,160	5,254,841
Synopsys, Inc.†	2,001	1,051,485
Tyler Technologies, Inc.†	1,072	644,958
Workday, Inc., Class A†	2,507	656,984
		83,926,278
Telecommunications — 0.9%
Arista Networks, Inc.†	25,870	2,981,000
Motorola Solutions, Inc.	4,185	1,963,811
T-Mobile US, Inc.	6,470	1,507,316
		6,452,127
Transportation — 0.2%
CSX Corp.	22,216	730,240
Old Dominion Freight Line, Inc.	2,164	401,660
		1,131,900
Total Common Stocks (cost $469,916,019)		664,674,920
UNAFFILIATED INVESTMENT COMPANIES — 1.9%
SPDR Portfolio S&P 500 Growth ETF (cost $12,213,930)	139,000	12,537,800
Total Long-Term Investment Securities (cost $482,129,949)		677,212,720
SHORT-TERM INVESTMENTS — 0.0%
U.S. Government — 0.0%
United States Treasury Bills
4.19%, 05/27/2025(1)	$110,000	108,530
4.47%, 02/11/2025(1)	25,000	24,969
Total Short-Term Investments (cost $133,499)		133,499
TOTAL INVESTMENTS (cost $482,263,448)(2)	99.9%	677,346,219
Other assets less liabilities	0.1	726,353
NET ASSETS	100.0%	$678,072,572
†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 4 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
4	Long	S&P 500 E-Mini Index	March 2025	$1,224,492	$1,213,450	$(11,042)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$664,674,920	$—	$—	$664,674,920
Unaffiliated Investment Companies	12,537,800	—	—	12,537,800
Short-Term Investments	—	133,499	—	133,499
Total Investments at Value	$677,212,720	$133,499	$—	$677,346,219
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$11,042	$—	$—	$11,042
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.4%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	23,972	$ 687,277
Omnicom Group, Inc.	12,555	1,089,649
		1,776,926
Aerospace/Defense — 1.8%
Boeing Co.†	48,109	8,492,201
General Dynamics Corp.	16,608	4,267,924
General Electric Co.	69,649	14,178,447
Howmet Aerospace, Inc.	26,144	3,309,308
L3Harris Technologies, Inc.	12,206	2,587,794
Lockheed Martin Corp.	13,577	6,285,472
Northrop Grumman Corp.	8,814	4,294,798
RTX Corp.	85,654	11,045,083
TransDigm Group, Inc.	3,619	4,897,737
		59,358,764
Agriculture — 0.6%
Altria Group, Inc.	109,066	5,696,517
Archer-Daniels-Midland Co.	30,770	1,576,347
Bunge Global SA	8,986	684,104
Philip Morris International, Inc.	100,058	13,027,552
		20,984,520
Airlines — 0.2%
Delta Air Lines, Inc.	41,258	2,775,426
Southwest Airlines Co.	38,596	1,185,283
United Airlines Holdings, Inc.†	21,165	2,240,103
		6,200,812
Apparel — 0.3%
Deckers Outdoor Corp.†	9,778	1,734,226
NIKE, Inc., Class B	76,619	5,892,001
Ralph Lauren Corp.	2,589	646,474
Tapestry, Inc.	14,997	1,093,881
		9,366,582
Auto Manufacturers — 2.6%
Cummins, Inc.	8,829	3,145,331
Ford Motor Co.	251,197	2,532,066
General Motors Co.	70,762	3,499,888
PACCAR, Inc.	33,740	3,741,091
Tesla, Inc.†	179,721	72,715,117
		85,633,493
Auto Parts & Equipment — 0.0%
Aptiv PLC†	15,125	944,102
BorgWarner, Inc.	14,075	448,993
		1,393,095
Banks — 4.5%
Bank of America Corp.	429,580	19,889,554
Bank of New York Mellon Corp.	46,790	4,020,665
Citigroup, Inc.	121,708	9,910,682
Citizens Financial Group, Inc.	28,360	1,349,085
Fifth Third Bancorp	43,152	1,912,065
Goldman Sachs Group, Inc.	20,201	12,936,720
Huntington Bancshares, Inc.	93,493	1,608,080
JPMorgan Chase & Co.	181,175	48,428,077
KeyCorp	63,790	1,146,944
M&T Bank Corp.	10,678	2,148,841
Morgan Stanley	79,830	11,050,867
Northern Trust Corp.	12,757	1,432,483
PNC Financial Services Group, Inc.	25,534	5,131,057
Security Description	Shares or Principal Amount	Value

Banks (continued)
Regions Financial Corp.	58,489	$ 1,441,169
State Street Corp.	18,866	1,917,163
Truist Financial Corp.	85,430	4,068,177
US Bancorp	100,392	4,796,730
Wells Fargo & Co.	214,262	16,883,846
		150,072,205
Beverages — 1.1%
Brown-Forman Corp., Class B	11,721	386,910
Coca-Cola Co.	249,497	15,838,070
Constellation Brands, Inc., Class A	10,047	1,816,498
Keurig Dr Pepper, Inc.	72,453	2,325,741
Molson Coors Beverage Co., Class B	11,241	615,445
Monster Beverage Corp.†	45,061	2,194,921
PepsiCo, Inc.	88,292	13,304,721
		36,482,306
Biotechnology — 1.1%
Amgen, Inc.	34,592	9,873,249
Biogen, Inc.†	9,378	1,349,776
Corteva, Inc.	44,230	2,886,892
Gilead Sciences, Inc.	80,201	7,795,537
Incyte Corp.†	10,290	763,106
Moderna, Inc.†	21,793	859,080
Regeneron Pharmaceuticals, Inc.†	6,775	4,559,439
Vertex Pharmaceuticals, Inc.†	16,573	7,651,423
		35,738,502
Building Materials — 0.6%
Builders FirstSource, Inc.†	7,406	1,238,876
Carrier Global Corp.	53,698	3,510,775
Johnson Controls International PLC	42,989	3,353,142
Lennox International, Inc.	2,064	1,222,755
Martin Marietta Materials, Inc.	3,933	2,140,024
Masco Corp.	13,884	1,100,723
Mohawk Industries, Inc.†	3,372	412,395
Trane Technologies PLC	14,481	5,252,983
Vulcan Materials Co.	8,499	2,330,001
		20,561,674
Chemicals — 1.2%
Air Products & Chemicals, Inc.	14,307	4,796,565
Albemarle Corp.	7,564	636,813
Celanese Corp.	7,035	499,766
CF Industries Holdings, Inc.	11,199	1,032,660
Dow, Inc.	45,053	1,759,320
DuPont de Nemours, Inc.	26,897	2,065,690
Eastman Chemical Co.	7,460	743,389
Ecolab, Inc.	16,219	4,057,832
FMC Corp.	8,034	448,136
International Flavors & Fragrances, Inc.	16,454	1,432,979
Linde PLC	30,643	13,670,455
LyondellBasell Industries NV, Class A	16,720	1,265,704
Mosaic Co.	20,442	570,127
PPG Industries, Inc.	14,930	1,722,623
Sherwin-Williams Co.	14,911	5,340,524
		40,042,583
Commercial Services — 1.5%
Automatic Data Processing, Inc.	26,221	7,945,225
Cintas Corp.	22,061	4,424,775
Corpay, Inc.†	4,486	1,706,878
Equifax, Inc.	7,977	2,191,920
Global Payments, Inc.	16,378	1,848,257

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
MarketAxess Holdings, Inc.	2,427	$ 535,469
Moody's Corp.	10,029	5,008,884
PayPal Holdings, Inc.†	64,516	5,714,827
Quanta Services, Inc.	9,500	2,922,295
Rollins, Inc.	18,077	894,812
S&P Global, Inc.	20,432	10,653,449
United Rentals, Inc.	4,224	3,202,045
Verisk Analytics, Inc.	9,088	2,612,255
		49,661,091
Computers — 8.6%
Accenture PLC, Class A	40,212	15,479,609
Apple, Inc.	972,742	229,567,112
Cognizant Technology Solutions Corp., Class A	31,908	2,635,920
Crowdstrike Holdings, Inc., Class A†	14,977	5,961,894
Dell Technologies, Inc., Class C	19,768	2,047,965
EPAM Systems, Inc.†	3,651	927,208
Fortinet, Inc.†	40,939	4,129,926
Gartner, Inc.†	4,964	2,694,608
Hewlett Packard Enterprise Co.	83,573	1,770,912
HP, Inc.	62,018	2,015,585
International Business Machines Corp.	59,504	15,215,173
Leidos Holdings, Inc.	8,587	1,219,611
NetApp, Inc.	13,179	1,609,156
Seagate Technology Holdings PLC	13,613	1,311,749
Super Micro Computer, Inc.†	32,407	924,248
Western Digital Corp.†	22,247	1,448,947
		288,959,623
Cosmetics/Personal Care — 1.0%
Colgate-Palmolive Co.	52,577	4,558,426
Estee Lauder Cos., Inc., Class A	15,023	1,253,369
Kenvue, Inc.	123,381	2,626,782
Procter & Gamble Co.	151,554	25,156,448
		33,595,025
Distribution/Wholesale — 0.3%
Copart, Inc.†	56,416	3,268,179
Fastenal Co.	36,867	2,700,139
LKQ Corp.	16,730	625,535
Pool Corp.	2,449	843,068
WW Grainger, Inc.	2,853	3,031,797
		10,468,718
Diversified Financial Services — 4.0%
American Express Co.	35,814	11,369,154
Ameriprise Financial, Inc.	6,243	3,392,196
Apollo Global Management, Inc.	28,766	4,918,411
Blackrock, Inc.	9,369	10,076,360
Capital One Financial Corp.	24,551	5,001,284
Cboe Global Markets, Inc.	6,738	1,376,776
Charles Schwab Corp.	96,202	7,957,829
CME Group, Inc.	23,190	5,484,899
Discover Financial Services	16,158	3,249,212
Franklin Resources, Inc.	19,883	442,198
Intercontinental Exchange, Inc.	36,950	5,905,719
Invesco, Ltd.	28,923	556,189
Mastercard, Inc., Class A	52,750	29,298,932
Nasdaq, Inc.	26,631	2,192,797
Raymond James Financial, Inc.	11,775	1,983,852
Synchrony Financial	25,056	1,728,363
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
T. Rowe Price Group, Inc.	14,297	$ 1,671,605
Visa, Inc., Class A	111,209	38,011,236
		134,617,012
Electric — 2.2%
AES Corp.	45,757	503,327
Alliant Energy Corp.	16,514	972,344
Ameren Corp.	17,178	1,618,168
American Electric Power Co., Inc.	34,273	3,371,092
CenterPoint Energy, Inc.	41,940	1,365,986
CMS Energy Corp.	19,228	1,269,048
Consolidated Edison, Inc.	22,293	2,089,746
Constellation Energy Corp.	20,128	6,037,997
Dominion Energy, Inc.	54,057	3,005,029
DTE Energy Co.	13,328	1,597,761
Duke Energy Corp.	49,712	5,567,247
Edison International	24,915	1,345,410
Entergy Corp.	27,596	2,237,484
Evergy, Inc.	14,800	949,716
Eversource Energy	23,579	1,360,037
Exelon Corp.	64,664	2,586,560
FirstEnergy Corp.	33,008	1,313,718
NextEra Energy, Inc.	132,335	9,469,892
NRG Energy, Inc.	13,036	1,335,408
PG&E Corp.	140,688	2,201,767
Pinnacle West Capital Corp.	7,317	636,286
PPL Corp.	47,491	1,595,698
Public Service Enterprise Group, Inc.	32,063	2,678,543
Sempra	40,762	3,380,393
Southern Co.	70,511	5,919,398
Vistra Corp.	21,895	3,679,017
WEC Energy Group, Inc.	20,359	2,020,834
Xcel Energy, Inc.	36,954	2,483,309
		72,591,215
Electrical Components & Equipment — 0.5%
AMETEK, Inc.	14,886	2,747,360
Eaton Corp. PLC	25,433	8,302,349
Emerson Electric Co.	36,694	4,768,385
Generac Holdings, Inc.†	3,829	571,785
		16,389,879
Electronics — 0.9%
Allegion PLC	5,594	742,492
Amphenol Corp., Class A	77,584	5,491,396
Fortive Corp.	22,328	1,815,936
Garmin, Ltd.	9,886	2,133,893
Honeywell International, Inc.	41,845	9,361,563
Hubbell, Inc.	3,455	1,461,500
Jabil, Inc.	7,262	1,179,422
Keysight Technologies, Inc.†	11,169	1,991,991
Mettler-Toledo International, Inc.†	1,359	1,854,274
TE Connectivity PLC	19,253	2,848,866
Trimble, Inc.†	15,715	1,177,996
		30,059,329
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	8,695	541,524
First Solar, Inc.†	6,890	1,154,213
		1,695,737
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	7,996	1,120,479

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment — 0.1%
Caesars Entertainment, Inc.†	13,674	$ 492,948
Live Nation Entertainment, Inc.†	10,091	1,459,966
		1,952,914
Environmental Control — 0.3%
Pentair PLC	10,633	1,102,430
Republic Services, Inc.	13,100	2,840,997
Veralto Corp.	15,916	1,645,555
Waste Management, Inc.	23,505	5,177,211
		10,766,193
Food — 0.7%
Conagra Brands, Inc.	30,714	795,185
General Mills, Inc.	35,727	2,148,622
Hershey Co.	9,508	1,419,069
Hormel Foods Corp.	18,703	560,716
J.M. Smucker Co.	6,848	731,983
Kellanova	17,302	1,414,092
Kraft Heinz Co.	56,804	1,695,031
Kroger Co.	42,834	2,640,288
Lamb Weston Holdings, Inc.	9,177	550,069
McCormick & Co., Inc.	16,229	1,253,366
Mondelez International, Inc., Class A	86,052	4,990,156
Sysco Corp.	31,612	2,305,147
The Campbell's Company	12,641	490,092
Tyson Foods, Inc., Class A	18,396	1,039,190
		22,033,006
Forest Products & Paper — 0.0%
International Paper Co.	22,357	1,243,720
Gas — 0.1%
Atmos Energy Corp.	9,991	1,423,817
NiSource, Inc.	30,039	1,120,455
		2,544,272
Hand/Machine Tools — 0.1%
Snap-on, Inc.	3,379	1,200,052
Stanley Black & Decker, Inc.	9,921	873,742
		2,073,794
Healthcare-Products — 3.1%
Abbott Laboratories	111,617	14,279,163
Agilent Technologies, Inc.	18,490	2,801,605
Align Technology, Inc.†	4,517	989,720
Baxter International, Inc.	32,858	1,069,857
Bio-Techne Corp.	10,226	752,122
Boston Scientific Corp.†	94,845	9,708,334
Cooper Cos., Inc.†	12,816	1,237,385
Danaher Corp.	41,368	9,214,308
Edwards Lifesciences Corp.†	37,956	2,749,912
GE HealthCare Technologies, Inc.	29,402	2,596,197
Hologic, Inc.†	14,947	1,078,277
IDEXX Laboratories, Inc.†	5,270	2,224,204
Insulet Corp.†	4,515	1,256,886
Intuitive Surgical, Inc.†	22,922	13,108,633
Medtronic PLC	82,531	7,495,465
ResMed, Inc.	9,447	2,231,192
Revvity, Inc.	7,832	987,850
Solventum Corp.†	8,894	658,690
STERIS PLC	6,353	1,401,789
Stryker Corp.	22,079	8,639,292
Teleflex, Inc.	2,989	538,737
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Thermo Fisher Scientific, Inc.	24,615	$ 14,713,616
Waters Corp.†	3,821	1,587,549
West Pharmaceutical Services, Inc.	4,661	1,591,965
Zimmer Biomet Holdings, Inc.	12,811	1,402,548
		104,315,296
Healthcare-Services — 1.8%
Centene Corp.†	32,490	2,080,335
Charles River Laboratories International, Inc.†	3,291	542,225
Cigna Group	17,900	5,266,359
DaVita, Inc.†	2,903	511,509
Elevance Health, Inc.	14,925	5,905,822
HCA Healthcare, Inc.	11,737	3,872,154
Humana, Inc.	7,749	2,272,239
IQVIA Holdings, Inc.†	11,097	2,234,492
Labcorp Holdings, Inc.	5,382	1,344,424
Molina Healthcare, Inc.†	3,681	1,142,619
Quest Diagnostics, Inc.	7,183	1,171,547
UnitedHealth Group, Inc.	59,223	32,127,885
Universal Health Services, Inc., Class B	3,779	712,568
		59,184,178
Home Builders — 0.2%
D.R. Horton, Inc.	18,767	2,663,037
Lennar Corp., Class A	15,369	2,017,028
Millrose Properties, Inc.†	7,684	84,985
NVR, Inc.†	202	1,619,268
PulteGroup, Inc.	13,198	1,501,669
		7,885,987
Household Products/Wares — 0.2%
Avery Dennison Corp.	5,171	960,410
Church & Dwight Co., Inc.	15,767	1,663,734
Clorox Co.	7,966	1,264,045
Kimberly-Clark Corp.	21,461	2,789,286
		6,677,475
Insurance — 3.7%
Aflac, Inc.	32,175	3,454,951
Allstate Corp.	17,041	3,277,496
American International Group, Inc.	40,141	2,956,786
Aon PLC, Class A	13,918	5,161,073
Arch Capital Group, Ltd.	24,115	2,244,383
Arthur J Gallagher & Co.	16,076	4,852,058
Assurant, Inc.	3,301	710,342
Berkshire Hathaway, Inc., Class B†	117,956	55,282,439
Brown & Brown, Inc.	15,275	1,598,681
Chubb, Ltd.	24,125	6,559,105
Cincinnati Financial Corp.	10,060	1,378,723
Erie Indemnity Co., Class A	1,606	647,138
Everest Group, Ltd.	2,767	961,560
Globe Life, Inc.	5,403	659,652
Hartford Financial Services Group, Inc.	18,656	2,081,077
Loews Corp.	11,632	993,954
Marsh & McLennan Cos., Inc.	31,605	6,854,492
MetLife, Inc.	37,430	3,238,069
Principal Financial Group, Inc.	13,542	1,116,538
Progressive Corp.	37,699	9,290,542
Prudential Financial, Inc.	22,910	2,766,612
Travelers Cos., Inc.	14,609	3,581,835
W.R. Berkley Corp.	19,374	1,139,772
Willis Towers Watson PLC	6,483	2,136,570
		122,943,848

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet — 13.4%
Airbnb, Inc., Class A†	27,857	$ 3,654,003
Alphabet, Inc., Class A	376,013	76,714,172
Alphabet, Inc., Class C	306,270	62,969,112
Amazon.com, Inc.†	602,235	143,139,215
Booking Holdings, Inc.	2,131	10,095,740
Cars.com, Inc.†	1	18
CDW Corp.	8,577	1,708,024
eBay, Inc.	30,826	2,080,138
Expedia Group, Inc.†	7,904	1,351,189
F5, Inc.†	3,739	1,111,455
Gen Digital, Inc.	34,896	939,051
GoDaddy, Inc., Class A†	9,035	1,921,293
Match Group, Inc.	16,159	576,876
Meta Platforms, Inc., Class A	140,289	96,684,373
Netflix, Inc.†	27,508	26,868,714
Palo Alto Networks, Inc.†	42,119	7,767,586
Uber Technologies, Inc.†	135,509	9,058,777
VeriSign, Inc.†	5,319	1,143,585
		447,783,321
Iron/Steel — 0.1%
Nucor Corp.	15,112	1,940,834
Steel Dynamics, Inc.	9,112	1,168,159
		3,108,993
Leisure Time — 0.2%
Carnival Corp.†	66,847	1,849,657
Norwegian Cruise Line Holdings, Ltd.†	28,297	802,220
Royal Caribbean Cruises, Ltd.	15,919	4,244,005
		6,895,882
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	15,688	4,017,226
Las Vegas Sands Corp.	22,396	1,026,408
Marriott International, Inc., Class A	14,844	4,313,518
MGM Resorts International†	14,562	502,098
Wynn Resorts, Ltd.	5,954	517,105
		10,376,355
Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.	31,070	11,540,641
GE Vernova, Inc.	17,739	6,614,518
		18,155,159
Machinery-Diversified — 0.7%
Deere & Co.	16,375	7,803,670
Dover Corp.	8,829	1,798,291
IDEX Corp.	4,873	1,093,063
Ingersoll Rand, Inc.	25,935	2,432,703
Nordson Corp.	3,497	770,109
Otis Worldwide Corp.	25,706	2,452,867
Rockwell Automation, Inc.	7,265	2,022,794
Westinghouse Air Brake Technologies Corp.	11,062	2,300,011
Xylem, Inc.	15,634	1,939,241
		22,612,749
Media — 0.9%
Charter Communications, Inc., Class A†	6,223	2,149,984
Comcast Corp., Class A	245,640	8,268,242
FactSet Research Systems, Inc.	2,445	1,159,933
Fox Corp., Class A	14,232	728,394
Fox Corp., Class B	8,491	412,663
News Corp., Class A	24,384	685,678
Security Description	Shares or Principal Amount	Value

Media (continued)
News Corp., Class B	7,206	$ 228,070
Paramount Global, Class B	38,288	416,574
Walt Disney Co.	116,539	13,175,899
Warner Bros. Discovery, Inc.†	143,660	1,499,810
		28,725,247
Mining — 0.2%
Freeport-McMoRan, Inc.	92,471	3,315,085
Newmont Corp.	73,263	3,129,796
		6,444,881
Miscellaneous Manufacturing — 0.7%
3M Co.	35,045	5,333,849
A.O. Smith Corp.	7,666	515,922
Axon Enterprise, Inc.†	4,662	3,040,463
Illinois Tool Works, Inc.	17,293	4,481,654
Parker-Hannifin Corp.	8,283	5,856,495
Teledyne Technologies, Inc.†	2,999	1,533,479
Textron, Inc.	11,939	913,453
		21,675,315
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	3,320	1,301,241
Oil & Gas — 2.4%
APA Corp.	23,808	522,109
Chevron Corp.	107,552	16,045,683
ConocoPhillips	83,244	8,227,005
Coterra Energy, Inc.	47,403	1,314,011
Devon Energy Corp.	42,273	1,441,509
Diamondback Energy, Inc.	12,026	1,976,593
EOG Resources, Inc.	36,196	4,553,095
EQT Corp.	38,398	1,962,906
Exxon Mobil Corp.	282,836	30,215,370
Hess Corp.	17,787	2,472,927
Marathon Petroleum Corp.	20,683	3,013,720
Occidental Petroleum Corp.	43,477	2,028,202
Phillips 66	26,577	3,132,631
Texas Pacific Land Corp.	1,213	1,573,467
Valero Energy Corp.	20,373	2,709,609
		81,188,837
Oil & Gas Services — 0.2%
Baker Hughes Co.	63,679	2,940,696
Halliburton Co.	56,534	1,471,015
Schlumberger NV	90,876	3,660,485
		8,072,196
Packaging & Containers — 0.1%
Amcor PLC	93,012	904,077
Ball Corp.	19,205	1,069,718
Packaging Corp. of America	5,739	1,220,456
Smurfit WestRock PLC	31,801	1,688,315
		4,882,566
Pharmaceuticals — 4.4%
AbbVie, Inc.	113,721	20,913,292
Becton Dickinson & Co.	18,601	4,605,608
Bristol-Myers Squibb Co.	130,519	7,694,095
Cardinal Health, Inc.	15,575	1,926,004
Cencora, Inc.	11,286	2,869,014
CVS Health Corp.	80,983	4,573,920
Dexcom, Inc.†	25,137	2,182,646
Eli Lilly & Co.	50,706	41,126,622
Henry Schein, Inc.†	8,024	641,920

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Johnson & Johnson	154,938	$ 23,573,817
McKesson Corp.	8,169	4,858,513
Merck & Co., Inc.	162,789	16,086,809
Pfizer, Inc.	364,686	9,671,473
Viatris, Inc.	76,811	866,428
Zoetis, Inc.	29,034	4,961,910
		146,552,071
Pipelines — 0.4%
Kinder Morgan, Inc.	124,383	3,418,045
ONEOK, Inc.	39,927	3,879,707
Targa Resources Corp.	14,034	2,761,891
Williams Cos., Inc.	78,447	4,348,317
		14,407,960
Private Equity — 0.5%
Blackstone, Inc.	46,463	8,229,062
KKR & Co., Inc.	43,442	7,257,855
		15,486,917
Real Estate — 0.1%
CBRE Group, Inc., Class A†	19,357	2,801,732
CoStar Group, Inc.†	26,383	2,020,938
		4,822,670
REITS — 1.9%
Alexandria Real Estate Equities, Inc.	10,010	974,473
American Tower Corp.	30,072	5,561,816
AvalonBay Communities, Inc.	9,141	2,024,823
BXP, Inc.	9,361	684,663
Camden Property Trust	6,866	780,733
Crown Castle, Inc.	27,968	2,496,983
Digital Realty Trust, Inc.	20,067	3,288,179
Equinix, Inc.	6,210	5,673,829
Equity Residential	21,972	1,551,882
Essex Property Trust, Inc.	4,137	1,177,266
Extra Space Storage, Inc.	13,642	2,100,868
Federal Realty Investment Trust	4,921	534,568
Healthpeak Properties, Inc.	45,011	929,927
Host Hotels & Resorts, Inc.	44,985	751,699
Invitation Homes, Inc.	36,664	1,142,084
Iron Mountain, Inc.	18,885	1,918,149
Kimco Realty Corp.	43,379	973,859
Mid-America Apartment Communities, Inc.	7,522	1,147,707
Prologis, Inc.	59,603	7,107,658
Public Storage	10,142	3,027,184
Realty Income Corp.	56,322	3,077,434
Regency Centers Corp.	10,512	755,182
SBA Communications Corp.	6,919	1,366,918
Simon Property Group, Inc.	19,737	3,431,475
UDR, Inc.	19,323	806,542
Ventas, Inc.	26,997	1,631,159
VICI Properties, Inc.	67,840	2,019,597
Welltower, Inc.	38,069	5,195,657
Weyerhaeuser Co.	46,758	1,431,730
		63,564,044
Retail — 4.7%
AutoZone, Inc.†	1,088	3,645,028
Best Buy Co., Inc.	12,575	1,079,690
CarMax, Inc.†	9,970	853,831
Chipotle Mexican Grill, Inc.†	87,687	5,116,536
Costco Wholesale Corp.	28,514	27,940,298
Security Description	Shares or Principal Amount	Value

Retail (continued)
Darden Restaurants, Inc.	7,562	$ 1,476,405
Dollar General Corp.	14,153	1,005,712
Dollar Tree, Inc.†	13,006	953,990
Domino's Pizza, Inc.	2,222	997,945
Genuine Parts Co.	8,948	1,040,205
Home Depot, Inc.	63,921	26,334,174
Lowe's Cos., Inc.	36,507	9,493,280
Lululemon Athletica, Inc.†	7,269	3,010,820
McDonald's Corp.	46,116	13,313,689
O'Reilly Automotive, Inc.†	3,715	4,808,770
Ross Stores, Inc.	21,350	3,214,456
Starbucks Corp.	72,944	7,854,610
Target Corp.	29,646	4,088,480
TJX Cos., Inc.	72,583	9,057,633
Tractor Supply Co.	34,377	1,868,734
Ulta Beauty, Inc.†	3,032	1,249,639
Walgreens Boots Alliance, Inc.	46,182	474,751
Walmart, Inc.	279,333	27,419,327
Yum! Brands, Inc.	17,960	2,343,780
		158,641,783
Semiconductors — 10.3%
Advanced Micro Devices, Inc.†	104,433	12,109,006
Analog Devices, Inc.	31,951	6,770,097
Applied Materials, Inc.	53,053	9,568,109
Broadcom, Inc.	300,564	66,505,796
Intel Corp.	277,553	5,392,855
KLA Corp.	8,608	6,354,770
Lam Research Corp.	82,802	6,711,102
Microchip Technology, Inc.	34,558	1,876,499
Micron Technology, Inc.	71,351	6,510,065
Monolithic Power Systems, Inc.	3,140	2,001,342
NVIDIA Corp.	1,578,569	189,538,780
NXP Semiconductors NV	16,356	3,411,044
ON Semiconductor Corp.†	27,402	1,434,221
QUALCOMM, Inc.	71,496	12,363,803
Skyworks Solutions, Inc.	10,279	912,364
Teradyne, Inc.	10,481	1,213,595
Texas Instruments, Inc.	58,704	10,837,346
		343,510,794
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	2,519	496,898
Software — 10.2%
Adobe, Inc.†	28,328	12,392,084
Akamai Technologies, Inc.†	9,668	965,833
ANSYS, Inc.†	5,628	1,972,614
Autodesk, Inc.†	13,836	4,307,700
Broadridge Financial Solutions, Inc.	7,522	1,791,891
Cadence Design Systems, Inc.†	17,650	5,252,993
Dayforce, Inc.†	10,149	717,940
Electronic Arts, Inc.	15,360	1,887,898
Fair Isaac Corp.†	1,568	2,937,742
Fidelity National Information Services, Inc.	34,645	2,822,528
Fiserv, Inc.†	36,612	7,909,657
Intuit, Inc.	18,038	10,850,037
Jack Henry & Associates, Inc.	4,696	817,527
Microsoft Corp.	478,454	198,587,117
MSCI, Inc.	5,043	3,009,511
Oracle Corp.	103,429	17,589,136
Palantir Technologies, Inc., Class A†	131,911	10,881,338
Paychex, Inc.	20,614	3,044,069
Paycom Software, Inc.	3,129	649,455

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
PTC, Inc.†	7,731	$ 1,495,794
Roper Technologies, Inc.	6,901	3,972,561
Salesforce, Inc.	61,522	21,022,067
ServiceNow, Inc.†	13,257	13,500,664
Synopsys, Inc.†	9,886	5,194,895
Take-Two Interactive Software, Inc.†	10,511	1,949,896
Tyler Technologies, Inc.†	2,755	1,657,518
Workday, Inc., Class A†	13,707	3,592,057
		340,772,522
Telecommunications — 1.8%
Arista Networks, Inc.†	66,477	7,660,145
AT&T, Inc.	461,749	10,957,304
Cisco Systems, Inc.	256,511	15,544,567
Corning, Inc.	49,590	2,582,647
Juniper Networks, Inc.	21,306	742,727
Motorola Solutions, Inc.	10,756	5,047,253
T-Mobile US, Inc.	31,366	7,307,337
Verizon Communications, Inc.	270,901	10,670,790
		60,512,770
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	8,439	488,112
Transportation — 0.9%
C.H. Robinson Worldwide, Inc.	7,607	756,820
CSX Corp.	124,099	4,079,134
Expeditors International of Washington, Inc.	9,009	1,023,242
FedEx Corp.	14,466	3,831,609
JB Hunt Transport Services, Inc.	5,126	877,674
Norfolk Southern Corp.	14,560	3,717,168
Old Dominion Freight Line, Inc.	12,091	2,244,211
Union Pacific Corp.	39,015	9,667,527
United Parcel Service, Inc., Class B	47,066	5,376,349
		31,573,734
Water — 0.0%
American Water Works Co., Inc.	12,543	1,563,360
Total Common Stocks (cost $1,300,021,739)		3,292,006,630
Security Description	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES — 0.3%
iShares Core S&P 500 ETF (cost $10,906,740)	18,000	$ 10,883,880
Total Long-Term Investment Securities (cost $1,310,928,479)		3,302,890,510
SHORT-TERM INVESTMENTS — 0.1%
U.S. Government — 0.1%
United States Treasury Bills
4.19%, 04/10/2025(1)	$ 700,000	694,616
4.19%, 05/27/2025(1)	700,000	690,817
4.20%, 05/13/2025(1)	2,200,000	2,174,666
Total Short-Term Investments (cost $3,559,171)		3,560,099
REPURCHASE AGREEMENTS — 1.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 01/31/2025, to be repurchased 02/03/2025 in the amount of $40,185,780 and collateralized by $40,298,600 of United States Treasury Notes, bearing interest at 4.13% due 02/15/2027 and having an approximate value of $40,984,884 (cost $40,181,226)	40,181,226	40,181,226
TOTAL INVESTMENTS (cost $1,354,668,876)(2)	100.0%	3,346,631,835
Other assets less liabilities	(0.0)	(642,982)
NET ASSETS	100.0%	$3,345,988,853
†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 4 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
145	Long	S&P 500 E-Mini Index	March 2025	$42,648,168	$43,987,563	$1,339,395
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Home Builders	$7,801,002	$84,985	$—	$7,885,987
Other Industries	3,284,120,643	—	—	3,284,120,643
Unaffiliated Investment Companies	10,883,880	—	—	10,883,880
Short-Term Investments	—	3,560,099	—	3,560,099
Repurchase Agreements	—	40,181,226	—	40,181,226
Total Investments at Value	$3,302,805,525	$43,826,310	$—	$3,346,631,835
Other Financial Instruments:†
Futures Contracts	$1,339,395	$—	$—	$1,339,395
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.3%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	9,169	$ 262,875
Omnicom Group, Inc.	4,802	416,766
		679,641
Aerospace/Defense — 2.4%
Boeing Co.†	18,401	3,248,144
General Dynamics Corp.	6,352	1,632,337
General Electric Co.	15,717	3,199,510
L3Harris Technologies, Inc.	4,668	989,663
Lockheed Martin Corp.	5,193	2,404,099
Northrop Grumman Corp.	3,371	1,642,587
RTX Corp.	14,087	1,816,519
		14,932,859
Agriculture — 0.7%
Altria Group, Inc.	22,527	1,176,585
Archer-Daniels-Midland Co.	11,769	602,926
Bunge Global SA	3,437	261,659
Philip Morris International, Inc.	17,604	2,292,041
		4,333,211
Airlines — 0.1%
Southwest Airlines Co.	14,762	453,341
Apparel — 0.4%
NIKE, Inc., Class B	29,305	2,253,555
Auto Manufacturers — 0.5%
Ford Motor Co.	96,079	968,476
General Motors Co.	27,065	1,338,635
PACCAR, Inc.	5,807	643,880
		2,950,991
Auto Parts & Equipment — 0.1%
Aptiv PLC†	5,785	361,099
BorgWarner, Inc.	5,383	171,718
		532,817
Banks — 7.1%
Bank of America Corp.	164,308	7,607,460
Bank of New York Mellon Corp.	8,232	707,376
Citigroup, Inc.	46,552	3,790,729
Citizens Financial Group, Inc.	10,847	515,992
Fifth Third Bancorp	16,505	731,337
Goldman Sachs Group, Inc.	7,727	4,948,371
Huntington Bancshares, Inc.	35,759	615,055
JPMorgan Chase & Co.	29,798	7,965,005
KeyCorp	24,399	438,694
M&T Bank Corp.	4,084	821,864
Morgan Stanley	16,793	2,324,655
Northern Trust Corp.	4,879	547,863
PNC Financial Services Group, Inc.	9,766	1,962,478
Regions Financial Corp.	22,371	551,221
State Street Corp.	7,216	733,290
Truist Financial Corp.	32,676	1,556,031
US Bancorp	38,399	1,834,704
Wells Fargo & Co.	81,952	6,457,818
		44,109,943
Beverages — 2.2%
Brown-Forman Corp., Class B	4,483	147,984
Coca-Cola Co.	95,429	6,057,833
Constellation Brands, Inc., Class A	3,843	694,815
Keurig Dr Pepper, Inc.	27,712	889,555
Security Description	Shares or Principal Amount	Value

Beverages (continued)
Molson Coors Beverage Co., Class B	4,299	$ 235,370
Monster Beverage Corp.†	9,652	470,149
PepsiCo, Inc.	33,770	5,088,801
		13,584,507
Biotechnology — 1.4%
Amgen, Inc.	7,542	2,152,638
Biogen, Inc.†	3,587	516,277
Corteva, Inc.	16,917	1,104,172
Gilead Sciences, Inc.	30,676	2,981,707
Incyte Corp.†	1,574	116,728
Moderna, Inc.†	8,335	328,566
Regeneron Pharmaceuticals, Inc.†	2,591	1,743,691
		8,943,779
Building Materials — 0.5%
Builders FirstSource, Inc.†	1,360	227,501
Carrier Global Corp.	10,680	698,258
Johnson Controls International PLC	16,442	1,282,476
Martin Marietta Materials, Inc.	722	392,855
Masco Corp.	3,133	248,384
Mohawk Industries, Inc.†	1,290	157,767
Vulcan Materials Co.	1,235	338,575
		3,345,816
Chemicals — 2.1%
Air Products & Chemicals, Inc.	5,472	1,834,543
Albemarle Corp.	2,893	243,562
Celanese Corp.	2,691	191,169
CF Industries Holdings, Inc.	4,283	394,935
Dow, Inc.	17,232	672,910
DuPont de Nemours, Inc.	10,288	790,118
Eastman Chemical Co.	2,853	284,301
Ecolab, Inc.	3,164	791,601
FMC Corp.	3,073	171,412
International Flavors & Fragrances, Inc.	6,293	548,057
Linde PLC	11,720	5,228,526
LyondellBasell Industries NV, Class A	6,395	484,102
Mosaic Co.	7,819	218,072
PPG Industries, Inc.	5,710	658,820
Sherwin-Williams Co.	2,452	878,208
		13,390,336
Commercial Services — 1.2%
Automatic Data Processing, Inc.	4,313	1,306,882
Equifax, Inc.	3,051	838,354
Global Payments, Inc.	6,264	706,892
MarketAxess Holdings, Inc.	928	204,745
Moody's Corp.	1,841	919,469
PayPal Holdings, Inc.†	8,143	721,307
Rollins, Inc.	2,904	143,748
S&P Global, Inc.	4,142	2,159,680
Verisk Analytics, Inc.	1,946	559,358
		7,560,435
Computers — 9.3%
Accenture PLC, Class A	15,380	5,920,531
Apple, Inc.	200,913	47,415,468
Cognizant Technology Solutions Corp., Class A	12,204	1,008,173
Dell Technologies, Inc., Class C	4,007	415,125
EPAM Systems, Inc.†	1,396	354,528
Hewlett Packard Enterprise Co.	31,965	677,338
HP, Inc.	23,721	770,933
Leidos Holdings, Inc.	1,576	223,839

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
NetApp, Inc.	2,671	$ 326,129
Seagate Technology Holdings PLC	5,207	501,747
Western Digital Corp.†	8,509	554,191
		58,168,002
Cosmetics/Personal Care — 1.9%
Colgate-Palmolive Co.	11,262	976,416
Estee Lauder Cos., Inc., Class A	5,746	479,389
Kenvue, Inc.	47,191	1,004,696
Procter & Gamble Co.	57,967	9,621,942
		12,082,443
Distribution/Wholesale — 0.2%
Fastenal Co.	6,063	444,054
LKQ Corp.	6,399	239,259
Pool Corp.	937	322,562
		1,005,875
Diversified Financial Services — 2.3%
Blackrock, Inc.	3,583	3,853,517
Capital One Financial Corp.	9,390	1,912,837
Cboe Global Markets, Inc.	2,577	526,558
Charles Schwab Corp.	36,796	3,043,765
CME Group, Inc.	8,870	2,097,932
Franklin Resources, Inc.	7,605	169,135
Intercontinental Exchange, Inc.	6,784	1,084,287
Invesco, Ltd.	11,063	212,742
Nasdaq, Inc.	6,010	494,863
Raymond James Financial, Inc.	1,711	288,269
T. Rowe Price Group, Inc.	5,468	639,319
		14,323,224
Electric — 3.3%
AES Corp.	17,501	192,511
Alliant Energy Corp.	6,316	371,886
Ameren Corp.	6,570	618,894
American Electric Power Co., Inc.	13,109	1,289,401
CenterPoint Energy, Inc.	16,041	522,455
CMS Energy Corp.	7,354	485,364
Consolidated Edison, Inc.	8,527	799,321
Dominion Energy, Inc.	20,676	1,149,379
DTE Energy Co.	5,098	611,148
Duke Energy Corp.	19,014	2,129,378
Edison International	9,529	514,566
Entergy Corp.	10,555	855,799
Evergy, Inc.	5,661	363,266
Eversource Energy	9,019	520,216
Exelon Corp.	24,733	989,320
FirstEnergy Corp.	12,625	502,475
NextEra Energy, Inc.	16,703	1,195,267
PG&E Corp.	53,811	842,142
Pinnacle West Capital Corp.	2,799	243,401
PPL Corp.	8,719	292,958
Public Service Enterprise Group, Inc.	6,500	543,010
Sempra	15,590	1,292,879
Southern Co.	26,969	2,264,048
WEC Energy Group, Inc.	7,787	772,938
Xcel Energy, Inc.	14,134	949,805
		20,311,827
Electrical Components & Equipment — 0.2%
AMETEK, Inc.	3,018	557,002
Security Description	Shares or Principal Amount	Value

Electrical Components & Equipment (continued)
Emerson Electric Co.	4,491	$ 583,605
Generac Holdings, Inc.†	556	83,028
		1,223,635
Electronics — 1.2%
Allegion PLC	1,006	133,526
Fortive Corp.	8,540	694,558
Honeywell International, Inc.	16,005	3,580,639
Jabil, Inc.	2,778	451,175
Keysight Technologies, Inc.†	4,272	761,911
Mettler-Toledo International, Inc.†	306	417,519
TE Connectivity PLC	7,364	1,089,651
Trimble, Inc.†	3,366	252,315
		7,381,294
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	3,326	207,143
First Solar, Inc.†	1,239	207,558
		414,701
Engineering & Construction — 0.1%
Jacobs Solutions, Inc.	3,058	428,518
Entertainment — 0.0%
Caesars Entertainment, Inc.†	5,230	188,542
Environmental Control — 0.2%
Pentair PLC	1,423	147,537
Veralto Corp.	3,165	327,229
Waste Management, Inc.	4,225	930,599
		1,405,365
Food — 1.4%
Conagra Brands, Inc.	11,748	304,156
General Mills, Inc.	13,665	821,813
Hershey Co.	3,636	542,673
Hormel Foods Corp.	7,154	214,477
J.M. Smucker Co.	2,619	279,945
Kellanova	6,618	540,889
Kraft Heinz Co.	21,727	648,334
Kroger Co.	16,383	1,009,848
Lamb Weston Holdings, Inc.	3,510	210,389
McCormick & Co., Inc.	6,207	479,366
Mondelez International, Inc., Class A	32,914	1,908,683
Sysco Corp.	12,091	881,676
The Campbell's Company	4,835	187,453
Tyson Foods, Inc., Class A	7,036	397,464
		8,427,166
Forest Products & Paper — 0.1%
International Paper Co.	8,551	475,692
Gas — 0.2%
Atmos Energy Corp.	3,821	544,531
NiSource, Inc.	11,489	428,539
		973,070
Hand/Machine Tools — 0.1%
Snap-on, Inc.	1,292	458,854
Stanley Black & Decker, Inc.	3,795	334,225
		793,079
Healthcare-Products — 4.5%
Abbott Laboratories	42,692	5,461,588
Agilent Technologies, Inc.	7,072	1,071,549
Align Technology, Inc.†	1,727	378,403

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Baxter International, Inc.	12,568	$ 409,214
Bio-Techne Corp.	3,911	287,654
Cooper Cos., Inc.†	4,902	473,288
Danaher Corp.	15,822	3,524,192
Edwards Lifesciences Corp.†	14,517	1,051,757
GE HealthCare Technologies, Inc.	11,245	992,934
Hologic, Inc.†	5,717	412,424
IDEXX Laboratories, Inc.†	2,016	850,853
Medtronic PLC	31,567	2,866,915
Revvity, Inc.	2,996	377,885
Solventum Corp.†	3,402	251,952
STERIS PLC	2,430	536,180
Stryker Corp.	3,969	1,553,030
Teleflex, Inc.	1,143	206,014
Thermo Fisher Scientific, Inc.	9,415	5,627,816
Waters Corp.†	789	327,814
West Pharmaceutical Services, Inc.	1,783	608,984
Zimmer Biomet Holdings, Inc.	4,900	536,452
		27,806,898
Healthcare-Services — 3.5%
Centene Corp.†	12,427	795,701
Charles River Laboratories International, Inc.†	1,259	207,433
Cigna Group	6,846	2,014,162
Elevance Health, Inc.	5,709	2,259,051
HCA Healthcare, Inc.	1,840	607,034
Humana, Inc.	2,964	869,134
IQVIA Holdings, Inc.†	4,244	854,572
Labcorp Holdings, Inc.	2,059	514,338
Molina Healthcare, Inc.†	1,408	437,057
Quest Diagnostics, Inc.	2,747	448,036
UnitedHealth Group, Inc.	22,652	12,288,483
Universal Health Services, Inc., Class B	1,445	272,469
		21,567,470
Home Builders — 0.3%
D.R. Horton, Inc.	7,178	1,018,558
Lennar Corp., Class A	5,878	771,429
Millrose Properties, Inc.†	2,939	32,505
NVR, Inc.†	28	224,453
		2,046,945
Household Products/Wares — 0.4%
Avery Dennison Corp.	1,978	367,374
Church & Dwight Co., Inc.	6,030	636,285
Clorox Co.	3,047	483,498
Kimberly-Clark Corp.	8,208	1,066,794
		2,553,951
Insurance — 4.3%
Aflac, Inc.	12,306	1,321,418
Allstate Corp.	6,518	1,253,607
American International Group, Inc.	15,353	1,130,902
Aon PLC, Class A	2,608	967,099
Arthur J Gallagher & Co.	3,382	1,020,755
Assurant, Inc.	1,262	271,570
Berkshire Hathaway, Inc., Class B†	23,009	10,783,628
Chubb, Ltd.	9,227	2,508,637
Cincinnati Financial Corp.	1,808	247,786
Everest Group, Ltd.	1,058	367,666
Globe Life, Inc.	2,066	252,238
Hartford Financial Services Group, Inc.	3,211	358,187
Loews Corp.	4,449	380,167
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Marsh & McLennan Cos., Inc.	6,770	$ 1,468,278
MetLife, Inc.	14,316	1,238,477
Principal Financial Group, Inc.	5,179	427,008
Prudential Financial, Inc.	8,763	1,058,220
Travelers Cos., Inc.	5,588	1,370,066
W.R. Berkley Corp.	3,334	196,139
Willis Towers Watson PLC	1,289	424,809
		27,046,657
Internet — 4.0%
Amazon.com, Inc.†	96,746	22,994,589
CDW Corp.	3,280	653,179
eBay, Inc.	3,891	262,565
F5, Inc.†	772	229,485
Gen Digital, Inc.	5,606	150,857
Match Group, Inc.	6,180	220,626
VeriSign, Inc.†	2,034	437,310
		24,948,611
Iron/Steel — 0.2%
Nucor Corp.	5,780	742,325
Steel Dynamics, Inc.	3,485	446,777
		1,189,102
Lodging — 0.0%
MGM Resorts International†	5,570	192,054
Machinery-Diversified — 0.8%
Deere & Co.	3,507	1,671,296
Dover Corp.	1,857	378,234
IDEX Corp.	1,864	418,114
Nordson Corp.	1,337	294,434
Otis Worldwide Corp.	9,832	938,169
Rockwell Automation, Inc.	2,779	773,757
Xylem, Inc.	5,980	741,759
		5,215,763
Media — 1.7%
Charter Communications, Inc., Class A†	2,380	822,266
Comcast Corp., Class A	93,954	3,162,492
FactSet Research Systems, Inc.	514	243,847
Fox Corp., Class A	5,444	278,624
Fox Corp., Class B	3,247	157,804
News Corp., Class A	9,326	262,247
News Corp., Class B	2,756	87,227
Paramount Global, Class B	14,644	159,327
Walt Disney Co.	44,574	5,039,537
Warner Bros. Discovery, Inc.†	54,948	573,657
		10,787,028
Mining — 0.4%
Freeport-McMoRan, Inc.	35,369	1,267,979
Newmont Corp.	28,022	1,197,100
		2,465,079
Miscellaneous Manufacturing — 0.7%
3M Co.	13,404	2,040,089
A.O. Smith Corp.	2,932	197,324
Illinois Tool Works, Inc.	3,902	1,011,242
Teledyne Technologies, Inc.†	1,147	586,495
Textron, Inc.	4,566	349,345
		4,184,495
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	698	273,574

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas — 4.7%
APA Corp.	9,106	$ 199,695
Chevron Corp.	41,137	6,137,229
ConocoPhillips	31,840	3,146,747
Coterra Energy, Inc.	18,131	502,591
Devon Energy Corp.	16,169	551,363
Diamondback Energy, Inc.	4,600	756,056
EOG Resources, Inc.	13,844	1,741,437
EQT Corp.	14,687	750,799
Exxon Mobil Corp.	108,181	11,556,976
Marathon Petroleum Corp.	7,911	1,152,712
Occidental Petroleum Corp.	16,629	775,743
Phillips 66	10,165	1,198,149
Valero Energy Corp.	7,792	1,036,336
		29,505,833
Oil & Gas Services — 0.5%
Baker Hughes Co.	24,356	1,124,760
Halliburton Co.	21,623	562,630
Schlumberger NV	34,759	1,400,093
		3,087,483
Packaging & Containers — 0.3%
Amcor PLC	35,576	345,799
Ball Corp.	7,345	409,116
Packaging Corp. of America	1,097	233,288
Smurfit WestRock PLC	12,163	645,734
		1,633,937
Pharmaceuticals — 5.9%
AbbVie, Inc.	25,228	4,639,429
Becton Dickinson & Co.	7,114	1,761,426
Bristol-Myers Squibb Co.	49,922	2,942,902
Cardinal Health, Inc.	5,957	736,643
Cencora, Inc.	4,317	1,097,425
CVS Health Corp.	30,974	1,749,412
Dexcom, Inc.†	5,480	475,828
Henry Schein, Inc.†	3,069	245,520
Johnson & Johnson	59,261	9,016,561
McKesson Corp.	3,124	1,857,999
Merck & Co., Inc.	62,264	6,152,928
Pfizer, Inc.	139,487	3,699,195
Viatris, Inc.	29,379	331,395
Zoetis, Inc.	11,105	1,897,845
		36,604,508
Pipelines — 0.4%
Kinder Morgan, Inc.	47,575	1,307,361
ONEOK, Inc.	6,720	652,982
Williams Cos., Inc.	14,402	798,303
		2,758,646
Private Equity — 0.8%
Blackstone, Inc.	17,771	3,147,422
KKR & Co., Inc.	9,305	1,554,586
		4,702,008
Real Estate — 0.1%
CoStar Group, Inc.†	10,091	772,971
REITS — 2.8%
Alexandria Real Estate Equities, Inc.	3,828	372,656
American Tower Corp.	11,502	2,127,295
AvalonBay Communities, Inc.	1,958	433,717
BXP, Inc.	3,580	261,841
Security Description	Shares or Principal Amount	Value

REITS (continued)
Camden Property Trust	1,287	$ 146,345
Crown Castle, Inc.	10,697	955,028
Digital Realty Trust, Inc.	7,675	1,257,625
Equinix, Inc.	1,259	1,150,298
Equity Residential	8,404	593,575
Essex Property Trust, Inc.	823	234,201
Extra Space Storage, Inc.	2,870	441,980
Federal Realty Investment Trust	1,882	204,442
Healthpeak Properties, Inc.	17,216	355,683
Host Hotels & Resorts, Inc.	6,366	106,376
Invitation Homes, Inc.	14,023	436,816
Kimco Realty Corp.	16,592	372,490
Mid-America Apartment Communities, Inc.	1,697	258,928
Prologis, Inc.	22,797	2,718,542
Realty Income Corp.	21,542	1,177,055
Regency Centers Corp.	4,021	288,869
SBA Communications Corp.	2,647	522,941
UDR, Inc.	4,065	169,673
Ventas, Inc.	10,326	623,897
VICI Properties, Inc.	25,947	772,442
Welltower, Inc.	6,698	914,143
Weyerhaeuser Co.	17,884	547,608
		17,444,466
Retail — 4.8%
Best Buy Co., Inc.	4,810	412,987
CarMax, Inc.†	3,813	326,545
Darden Restaurants, Inc.	1,649	321,951
Dollar General Corp.	5,413	384,648
Dollar Tree, Inc.†	4,974	364,843
Domino's Pizza, Inc.	493	221,416
Genuine Parts Co.	3,422	397,808
Home Depot, Inc.	13,691	5,640,418
Lowe's Cos., Inc.	13,963	3,630,939
Lululemon Athletica, Inc.†	1,501	621,714
McDonald's Corp.	17,639	5,092,379
Ross Stores, Inc.	8,166	1,229,473
Starbucks Corp.	27,900	3,004,272
Target Corp.	11,339	1,563,761
TJX Cos., Inc.	11,382	1,420,360
Tractor Supply Co.	6,048	328,769
Ulta Beauty, Inc.†	1,160	478,094
Walgreens Boots Alliance, Inc.	17,664	181,586
Walmart, Inc.	35,257	3,460,827
Yum! Brands, Inc.	4,053	528,916
		29,611,706
Semiconductors — 4.5%
Advanced Micro Devices, Inc.†	39,944	4,631,507
Analog Devices, Inc.	12,221	2,589,508
Applied Materials, Inc.	11,769	2,122,539
Intel Corp.	106,160	2,062,689
Lam Research Corp.	31,670	2,566,853
Microchip Technology, Inc.	13,218	717,737
Micron Technology, Inc.	27,291	2,490,031
NXP Semiconductors NV	3,753	782,688
ON Semiconductor Corp.†	10,481	548,576
QUALCOMM, Inc.	27,346	4,728,944
Skyworks Solutions, Inc.	3,931	348,916
Teradyne, Inc.	4,009	464,202
Texas Instruments, Inc.	22,453	4,145,048
		28,199,238

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	963	$ 189,961
Software — 7.7%
Adobe, Inc.†	6,284	2,748,936
Akamai Technologies, Inc.†	3,698	369,430
ANSYS, Inc.†	1,205	422,353
Broadridge Financial Solutions, Inc.	1,611	383,772
Cadence Design Systems, Inc.†	3,038	904,170
Electronic Arts, Inc.	3,525	433,258
Fidelity National Information Services, Inc.	13,251	1,079,559
Jack Henry & Associates, Inc.	1,077	187,495
Microsoft Corp.	87,841	36,459,285
Paychex, Inc.	4,179	617,113
PTC, Inc.†	1,567	303,183
Roper Technologies, Inc.	2,639	1,519,140
Synopsys, Inc.†	1,815	953,746
Take-Two Interactive Software, Inc.†	4,020	745,750
Workday, Inc., Class A†	2,779	728,265
		47,855,455
Telecommunications — 2.7%
AT&T, Inc.	176,612	4,191,003
Cisco Systems, Inc.	98,112	5,945,587
Corning, Inc.	18,967	987,802
Juniper Networks, Inc.	8,149	284,074
T-Mobile US, Inc.	5,639	1,313,718
Verizon Communications, Inc.	103,616	4,081,434
		16,803,618
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	3,228	186,708
Transportation — 1.8%
C.H. Robinson Worldwide, Inc.	2,909	289,416
CSX Corp.	25,632	842,524
Expeditors International of Washington, Inc.	3,445	391,283
FedEx Corp.	5,533	1,465,526
Security Description	Shares or Principal Amount	Value

Transportation (continued)
JB Hunt Transport Services, Inc.	1,961	$ 335,762
Norfolk Southern Corp.	5,569	1,421,766
Old Dominion Freight Line, Inc.	2,497	463,468
Union Pacific Corp.	14,922	3,697,522
United Parcel Service, Inc., Class B	18,002	2,056,369
		10,963,636
Water — 0.1%
American Water Works Co., Inc.	4,797	597,898
Total Common Stocks (cost $572,955,823)		605,869,363
UNAFFILIATED INVESTMENT COMPANIES — 2.5%
iShares S&P 500 Value ETF (cost $15,695,380)	80,000	15,693,600
Total Long-Term Investment Securities (cost $588,651,203)		621,562,963
SHORT-TERM INVESTMENTS — 0.0%
U.S. Government — 0.0%
United States Treasury Bills
4.18%, 05/27/2025(1)	$110,000	108,530
4.47%, 02/11/2025(1)	35,000	34,957
Total Short-Term Investments (cost $143,487)		143,487
TOTAL INVESTMENTS (cost $588,794,690)(2)	99.8%	621,706,450
Other assets less liabilities	0.2	1,018,843
NET ASSETS	100.0%	$622,725,293
†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 4 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
4	Long	S&P 500 E-Mini Index	March 2025	$1,224,492	$1,213,450	$(11,042)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Home Builders	$2,014,440	$32,505	$—	$2,046,945
Other Industries	603,822,418	—	—	603,822,418
Unaffiliated Investment Companies	15,693,600	—	—	15,693,600
Short-Term Investments	—	143,487	—	143,487
Total Investments at Value	$621,530,458	$175,992	$—	$621,706,450
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$11,042	$—	$—	$11,042
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.6%
Apparel — 0.1%
PVH Corp.	6,171	$ 552,921
Auto Manufacturers — 3.0%
Tesla, Inc.†	48,225	19,511,835
Banks — 1.4%
Northern Trust Corp.	59,968	6,733,807
Popular, Inc.	22,149	2,280,018
		9,013,825
Biotechnology — 0.6%
Illumina, Inc.†	6,571	872,235
Incyte Corp.†	20,081	1,489,207
Vertex Pharmaceuticals, Inc.†	3,689	1,703,137
		4,064,579
Building Materials — 1.9%
Builders FirstSource, Inc.†	27,415	4,585,981
Masco Corp.	64,012	5,074,871
Mohawk Industries, Inc.†	22,818	2,790,642
		12,451,494
Chemicals — 0.3%
RPM International, Inc.	16,902	2,139,793
Commercial Services — 1.1%
Verisk Analytics, Inc.	25,145	7,227,679
Computers — 11.1%
Apple, Inc.	284,232	67,078,752
Leidos Holdings, Inc.	31,762	4,511,157
		71,589,909
Cosmetics/Personal Care — 0.3%
Colgate-Palmolive Co.	19,961	1,730,619
Diversified Financial Services — 4.5%
American Express Co.	27,442	8,711,463
Ameriprise Financial, Inc.	15,218	8,268,852
Charles Schwab Corp.	29,488	2,439,247
Mastercard, Inc., Class A	5,546	3,080,415
Raymond James Financial, Inc.	11,135	1,876,025
Visa, Inc., Class A	13,234	4,523,381
		28,899,383
Electric — 0.8%
NRG Energy, Inc.	35,691	3,656,186
Vistra Corp.	9,087	1,526,889
		5,183,075
Electronics — 0.5%
Amphenol Corp., Class A	46,481	3,289,925
Healthcare-Products — 0.1%
Boston Scientific Corp.†	3,586	367,063
Healthcare-Services — 1.6%
Cigna Group	17,938	5,277,539
IQVIA Holdings, Inc.†	24,548	4,942,985
		10,220,524
Household Products/Wares — 0.9%
Kimberly-Clark Corp.	47,012	6,110,149
Insurance — 1.3%
Equitable Holdings, Inc.	157,652	8,579,422
Security Description	Shares or Principal Amount	Value

Internet — 24.9%
Alphabet, Inc., Class A	162,695	$ 33,193,034
Alphabet, Inc., Class C	101,227	20,812,271
Amazon.com, Inc.†	213,242	50,683,359
Booking Holdings, Inc.	2,100	9,948,876
Meta Platforms, Inc., Class A	49,522	34,129,572
Spotify Technology SA†	22,218	12,187,684
		160,954,796
Machinery-Diversified — 0.2%
Flowserve Corp.	25,400	1,590,548
Pharmaceuticals — 3.8%
AbbVie, Inc.	28,303	5,204,922
Eli Lilly & Co.	8,522	6,912,024
McKesson Corp.	11,724	6,972,849
Pfizer, Inc.	203,347	5,392,762
		24,482,557
Real Estate — 0.5%
Jones Lang LaSalle, Inc.†	11,338	3,206,386
REITS — 0.9%
Lamar Advertising Co., Class A	43,528	5,502,810
Retail — 2.8%
Burlington Stores, Inc.†	3,650	1,036,344
Costco Wholesale Corp.	583	571,270
Home Depot, Inc.	1,066	439,171
Ross Stores, Inc.	20,685	3,114,333
Target Corp.	43,756	6,034,390
Texas Roadhouse, Inc.	5,188	939,547
TJX Cos., Inc.	10,414	1,299,563
Wingstop, Inc.	15,283	4,552,806
		17,987,424
Semiconductors — 16.4%
Applied Materials, Inc.	45,565	8,217,648
Broadcom, Inc.	62,306	13,786,449
Lam Research Corp.	93,069	7,543,242
NVIDIA Corp.	553,418	66,448,899
NXP Semiconductors NV	11,400	2,377,470
QUALCOMM, Inc.	45,533	7,874,022
		106,247,730
Software — 20.1%
AppLovin Corp., Class A†	20,939	7,738,845
Atlassian Corp., Class A†	12,998	3,987,526
Autodesk, Inc.†	24,109	7,506,096
Datadog, Inc., Class A†	51,914	7,408,647
Dropbox, Inc., Class A†	186,284	5,989,031
Guidewire Software, Inc.†	37,245	7,868,751
Microsoft Corp.	144,809	60,104,423
Pegasystems, Inc.	10,440	1,130,548
ROBLOX Corp., Class A†	5,275	374,894
Salesforce, Inc.	15,744	5,379,725
ServiceNow, Inc.†	12,099	12,321,380
Tyler Technologies, Inc.†	4,637	2,789,805
Veeva Systems, Inc., Class A†	31,142	7,264,183
		129,863,854
Toys/Games/Hobbies — 0.5%
Hasbro, Inc.	60,070	3,474,449
Total Long-Term Investment Securities (cost $377,069,000)		644,242,749

SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.2%
U.S. Government Agency — 0.2%
Federal Home Loan Bank
4.18%, 02/03/2025 (cost $1,121,740)	$1,122,000	$ 1,121,607
TOTAL INVESTMENTS (cost $378,190,740)(1)	99.8%	645,364,356
Other assets less liabilities	0.2	1,375,550
NET ASSETS	100.0%	$646,739,906
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$644,242,749	$—	$—	$644,242,749
Short-Term Investments	—	1,121,607	—	1,121,607
Total Investments at Value	$644,242,749	$1,121,607	$—	$645,364,356
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.6%
Aerospace/Defense — 1.8%
Howmet Aerospace, Inc.	105,528	$ 13,357,734
Apparel — 0.9%
LVMH Moet Hennessy Louis Vuitton SE	8,768	6,317,480
Banks — 6.2%
Bank of America Corp.	215,056	9,957,093
Goldman Sachs Group, Inc.	21,570	13,813,428
JPMorgan Chase & Co.	79,633	21,285,901
		45,056,422
Beverages — 1.1%
Diageo PLC	179,849	5,386,889
Pernod Ricard SA	20,208	2,294,500
		7,681,389
Biotechnology — 1.6%
Vertex Pharmaceuticals, Inc.†	25,781	11,902,572
Building Materials — 0.8%
Johnson Controls International PLC	69,655	5,433,090
Chemicals — 1.1%
Linde PLC	17,700	7,896,324
Commercial Services — 1.0%
Dun & Bradstreet Holdings, Inc.	618,352	7,605,730
Computers — 6.4%
Apple, Inc.	125,709	29,667,324
Check Point Software Technologies, Ltd.†	64,553	14,073,845
EPAM Systems, Inc.†	11,720	2,976,411
		46,717,580
Cosmetics/Personal Care — 3.5%
Colgate-Palmolive Co.	64,784	5,616,773
Kenvue, Inc.	507,391	10,802,355
Procter & Gamble Co.	54,162	8,990,350
		25,409,478
Diversified Financial Services — 6.3%
CME Group, Inc.	47,895	11,328,125
Mastercard, Inc., Class A	26,004	14,443,402
Visa, Inc., Class A	59,215	20,239,687
		46,011,214
Electric — 3.3%
Alliant Energy Corp.	75,717	4,458,217
Southern Co.	75,873	6,369,538
Xcel Energy, Inc.	194,361	13,061,059
		23,888,814
Electrical Components & Equipment — 3.2%
AMETEK, Inc.	40,739	7,518,790
Eaton Corp. PLC	32,493	10,607,015
Emerson Electric Co.	37,486	4,871,305
		22,997,110
Electronics — 3.9%
Allegion PLC	47,877	6,354,714
Honeywell International, Inc.	23,968	5,362,121
Hubbell, Inc.	14,825	6,271,123
TE Connectivity PLC	67,277	9,954,978
		27,942,936
Environmental Control — 0.7%
Waste Management, Inc.	22,906	5,045,276
Security Description	Shares or Principal Amount	Value

Food — 0.5%
Mondelez International, Inc., Class A	68,580	$ 3,976,954
Healthcare-Products — 5.9%
Abbott Laboratories	79,564	10,178,623
Agilent Technologies, Inc.	65,949	9,992,592
Medtronic PLC	143,706	13,051,379
STERIS PLC	43,081	9,505,823
		42,728,417
Healthcare-Services — 2.3%
Cigna Group	35,861	10,550,665
ICON PLC†	30,127	5,997,683
		16,548,348
Insurance — 3.9%
Aon PLC, Class A	28,000	10,382,960
Chubb, Ltd.	31,463	8,554,160
Willis Towers Watson PLC	29,155	9,608,468
		28,545,588
Internet — 12.2%
Alphabet, Inc., Class A	202,470	41,307,929
Amazon.com, Inc.†	171,238	40,699,848
Meta Platforms, Inc., Class A	9,796	6,751,207
		88,758,984
Machinery-Diversified — 0.9%
Westinghouse Air Brake Technologies Corp.	30,828	6,409,758
Oil & Gas — 3.1%
ConocoPhillips	138,089	13,647,336
Exxon Mobil Corp.	80,649	8,615,733
		22,263,069
Pharmaceuticals — 1.3%
Becton Dickinson & Co.	38,671	9,574,940
REITS — 1.5%
American Tower Corp.	57,661	10,664,402
Retail — 3.1%
Costco Wholesale Corp.	12,777	12,519,927
Home Depot, Inc.	23,471	9,669,582
		22,189,509
Semiconductors — 9.0%
Analog Devices, Inc.	49,394	10,466,095
ASML Holding NV	7,392	5,483,669
Lam Research Corp.	89,900	7,286,395
NVIDIA Corp.	281,742	33,828,762
Onto Innovation, Inc.†	14,178	2,903,087
Texas Instruments, Inc.	27,417	5,061,452
		65,029,460
Software — 13.3%
Electronic Arts, Inc.	40,005	4,917,015
Fiserv, Inc.†	74,410	16,075,536
Microsoft Corp.	137,144	56,922,989
Salesforce, Inc.	53,639	18,328,446
		96,243,986

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation — 0.8%
Canadian Pacific Kansas City, Ltd.	39,613	$ 3,153,195
JB Hunt Transport Services, Inc.	15,107	2,586,620
		5,739,815
Total Long-Term Investment Securities (cost $480,390,633)		721,936,379
SHORT-TERM INVESTMENTS — 0.5%
U.S. Government Agency — 0.5%
Federal Home Loan Bank
4.18%, 02/03/2025 (cost $3,595,165)	$3,596,000	3,594,740
TOTAL INVESTMENTS (cost $483,985,798)(1)	100.1%	725,531,119
Other assets less liabilities	(0.1)	(532,753)
NET ASSETS	100.0%	$724,998,366
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Apparel	$—	$6,317,480	$—	$6,317,480
Beverages	—	7,681,389	—	7,681,389
Semiconductors	59,545,791	5,483,669	—	65,029,460
Other Industries	642,908,050	—	—	642,908,050
Short-Term Investments	—	3,594,740	—	3,594,740
Total Investments at Value	$702,453,841	$23,077,278	$—	$725,531,119
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 60.6%
Advertising — 1.0%
Interpublic Group of Cos., Inc.	11,186	$ 320,703
Omnicom Group, Inc.	55,740	4,837,674
		5,158,377
Aerospace/Defense — 1.5%
Boeing Co.†	11,341	2,001,913
General Dynamics Corp.	9,394	2,414,070
L3Harris Technologies, Inc.	14,170	3,004,182
		7,420,165
Agriculture — 1.6%
Altria Group, Inc.	30,681	1,602,469
Archer-Daniels-Midland Co.	17,385	890,633
Philip Morris International, Inc.	43,033	5,602,897
		8,095,999
Auto Parts & Equipment — 1.4%
Aptiv PLC†	61,875	3,862,238
Lear Corp.	32,811	3,087,187
		6,949,425
Banks — 8.3%
Bank of America Corp.	174,494	8,079,072
Goldman Sachs Group, Inc.	15,764	10,095,266
JPMorgan Chase & Co.	24,527	6,556,067
Morgan Stanley	23,771	3,290,620
Northern Trust Corp.	58,318	6,548,528
PNC Financial Services Group, Inc.	19,657	3,950,074
Wells Fargo & Co.	28,819	2,270,937
		40,790,564
Beverages — 0.7%
Constellation Brands, Inc., Class A	8,675	1,568,440
Diageo PLC	54,984	1,646,897
		3,215,337
Building Materials — 2.8%
Johnson Controls International PLC	92,735	7,233,330
Masco Corp.	69,553	5,514,162
Mohawk Industries, Inc.†	7,341	897,804
		13,645,296
Chemicals — 2.1%
Air Products & Chemicals, Inc.	4,830	1,619,306
Axalta Coating Systems, Ltd.†	70,584	2,536,789
DuPont de Nemours, Inc.	34,200	2,626,560
PPG Industries, Inc.	29,579	3,412,825
		10,195,480
Commercial Services — 0.8%
Dun & Bradstreet Holdings, Inc.	310,698	3,821,585
Computers — 1.3%
Accenture PLC, Class A	7,675	2,954,491
Amdocs, Ltd.	19,448	1,715,119
Cognizant Technology Solutions Corp., Class A	23,039	1,903,252
		6,572,862
Cosmetics/Personal Care — 1.4%
Kenvue, Inc.	329,856	7,022,634
Distribution/Wholesale — 0.6%
LKQ Corp.	74,463	2,784,172
Security Description	Shares or Principal Amount	Value

Diversified Financial Services — 3.3%
Cboe Global Markets, Inc.	4,018	$ 820,998
Charles Schwab Corp.	147,676	12,215,759
CME Group, Inc.	12,897	3,050,398
		16,087,155
Electric — 3.0%
Duke Energy Corp.	35,088	3,929,505
Exelon Corp.	45,785	1,831,400
National Grid PLC	239,431	2,911,261
PG&E Corp.	275,610	4,313,297
Southern Co.	23,871	2,003,970
		14,989,433
Electrical Components & Equipment — 0.4%
Eaton Corp. PLC	6,774	2,211,305
Electronics — 0.6%
Honeywell International, Inc.	13,617	3,046,395
Food — 0.2%
US Foods Holding Corp.†	11,295	801,154
Hand/Machine Tools — 1.0%
Regal Rexnord Corp.	16,878	2,679,045
Stanley Black & Decker, Inc.	23,930	2,107,515
		4,786,560
Healthcare-Products — 1.8%
Medtronic PLC	99,404	9,027,871
Healthcare-Services — 2.3%
Cigna Group	26,017	7,654,461
ICON PLC†	11,363	2,262,146
Quest Diagnostics, Inc.	7,057	1,150,997
		11,067,604
Household Products/Wares — 0.5%
Henkel AG & Co. KGaA (Preference Shares)	26,605	2,326,253
Insurance — 4.2%
Aon PLC, Class A	19,205	7,121,598
Chubb, Ltd.	20,237	5,502,035
Principal Financial Group, Inc.	10,975	904,889
Travelers Cos., Inc.	7,395	1,813,106
Willis Towers Watson PLC	15,918	5,246,016
		20,587,644
Internet — 0.9%
Alphabet, Inc., Class A	17,269	3,523,221
Booking Holdings, Inc.	183	866,974
		4,390,195
Machinery-Diversified — 0.2%
AGCO Corp.	8,025	838,049
Media — 1.6%
Comcast Corp., Class A	191,374	6,441,649
Warner Bros. Discovery, Inc.†	114,703	1,197,499
		7,639,148
Mining — 0.2%
Glencore PLC	180,003	781,436
Oil & Gas — 4.0%
ConocoPhillips	53,487	5,286,120
Exxon Mobil Corp.	40,365	4,312,193

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Hess Corp.	49,842	$ 6,929,533
Suncor Energy, Inc.	80,887	3,034,898
		19,562,744
Pharmaceuticals — 6.3%
Becton Dickinson & Co.	31,007	7,677,333
Johnson & Johnson	51,855	7,889,738
McKesson Corp.	7,993	4,753,837
Organon & Co.	31,488	489,954
Pfizer, Inc.	283,785	7,525,978
Roche Holding AG	8,324	2,613,782
		30,950,622
Retail — 0.3%
Target Corp.	6,959	959,715
Wendy's Co.	46,843	694,682
		1,654,397
Semiconductors — 1.5%
Intel Corp.	120,654	2,344,307
NXP Semiconductors NV	18,505	3,859,218
Samsung Electronics Co., Ltd. (Preference Shares)	46,756	1,370,596
		7,574,121
Software — 3.1%
Electronic Arts, Inc.	11,473	1,410,146
Fidelity National Information Services, Inc.	30,516	2,486,139
Fiserv, Inc.†	19,563	4,226,390
Microsoft Corp.	17,329	7,192,575
		15,315,250
Telecommunications — 0.6%
T-Mobile US, Inc.	13,185	3,071,710
Transportation — 1.1%
Union Pacific Corp.	20,981	5,198,882
Total Common Stocks (cost $230,005,167)		297,579,824
CONVERTIBLE PREFERRED STOCKS — 0.3%
Aerospace/Defense — 0.3%
Boeing Co.† (cost $1,065,050)	21,301	1,277,847
CORPORATE BONDS & NOTES — 12.2%
Aerospace/Defense — 0.1%
BAE Systems PLC
3.40%, 04/15/2030*	$ 224,000	207,193
Boeing Co.
5.81%, 05/01/2050	200,000	188,239
6.86%, 05/01/2054	175,000	187,782
		583,214
Agriculture — 0.4%
BAT International Finance PLC
4.45%, 03/16/2028	1,087,000	1,072,717
Philip Morris International, Inc.
5.13%, 11/17/2027	194,000	196,610
5.13%, 02/15/2030	234,000	236,033
5.63%, 11/17/2029	83,000	85,627
5.75%, 11/17/2032	367,000	378,447
		1,969,434
Security Description	Shares or Principal Amount	Value

Auto Manufacturers — 0.1%
Stellantis Finance US, Inc.
2.69%, 09/15/2031*	$ 783,000	$ 652,192
Banks — 2.4%
Bank of America Corp.
2.57%, 10/20/2032	679,000	577,643
Barclays PLC
7.44%, 11/02/2033	643,000	711,522
Deutsche Bank AG
2.31%, 11/16/2027	188,000	179,259
6.72%, 01/18/2029	485,000	505,221
7.15%, 07/13/2027	190,000	195,775
Goldman Sachs Group, Inc.
2.38%, 07/21/2032	621,000	523,492
2.60%, 02/07/2030	722,000	644,466
HSBC Holdings PLC
4.00%, 03/09/2026(1)	200,000	196,653
4.70%, 03/09/2031(1)	237,000	211,260
JPMorgan Chase & Co.
2.55%, 11/08/2032	1,022,000	869,316
2.96%, 05/13/2031	103,000	92,660
2.96%, 01/25/2033	398,000	346,078
3.11%, 04/22/2041	534,000	400,151
3.90%, 01/23/2049	199,000	154,668
5.77%, 04/22/2035	461,000	472,836
Macquarie Group, Ltd.
4.44%, 06/21/2033*	1,274,000	1,194,697
Mitsubishi UFJ Financial Group, Inc.
2.85%, 01/19/2033	678,000	581,828
Morgan Stanley
2.70%, 01/22/2031	1,283,000	1,146,855
2.94%, 01/21/2033	678,000	584,501
Sumitomo Mitsui Financial Group, Inc.
2.47%, 01/14/2029	1,128,000	1,029,847
UBS Group AG
2.10%, 02/11/2032*	1,372,000	1,145,872
		11,764,600
Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	157,000	141,541
8.00%, 11/15/2039	626,000	777,242
Diageo Capital PLC
2.38%, 10/24/2029	499,000	449,065
Keurig Dr Pepper, Inc.
3.20%, 05/01/2030	66,000	60,468
		1,428,316
Building Materials — 0.2%
Martin Marietta Materials, Inc.
2.50%, 03/15/2030	41,000	36,389
Masco Corp.
2.00%, 02/15/2031	787,000	662,741
Vulcan Materials Co.
3.50%, 06/01/2030	81,000	75,199
		774,329
Chemicals — 0.1%
RPM International, Inc.
2.95%, 01/15/2032	318,000	275,534
Commercial Services — 0.6%
Ashtead Capital, Inc.
5.50%, 08/11/2032*	892,000	884,632

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services (continued)
ERAC USA Finance LLC
7.00%, 10/15/2037*	$ 258,000	$ 291,448
Experian Finance PLC
4.25%, 02/01/2029*	336,000	328,024
Global Payments, Inc.
1.20%, 03/01/2026	438,000	421,193
2.90%, 11/15/2031	531,000	457,574
Verisk Analytics, Inc.
4.13%, 03/15/2029	399,000	387,259
5.75%, 04/01/2033	321,000	331,242
		3,101,372
Cosmetics/Personal Care — 0.1%
Kenvue, Inc.
4.90%, 03/22/2033	676,000	666,362
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
2.45%, 10/29/2026	260,000	249,635
3.65%, 07/21/2027	150,000	145,656
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027*	387,000	360,359
3.25%, 02/15/2027*	466,000	449,738
4.38%, 05/01/2026*	141,000	139,856
Capital One Financial Corp.
3.27%, 03/01/2030	1,031,000	957,528
Charles Schwab Corp.
5.85%, 05/19/2034	835,000	861,095
Intercontinental Exchange, Inc.
2.10%, 06/15/2030	454,000	394,202
LPL Holdings, Inc.
4.38%, 05/15/2031*	894,000	834,090
6.75%, 11/17/2028	80,000	84,375
		4,476,534
Electric — 1.2%
American Electric Power Co., Inc.
5.95%, 11/01/2032	284,000	292,998
American Transmission Systems, Inc.
2.65%, 01/15/2032*	111,000	94,345
Brazos Securitization LLC
5.24%, 03/01/2043*	347,000	343,964
Consumers 2023 Securitization Funding LLC
5.55%, 03/01/2028	233,963	235,561
Duke Energy Carolinas LLC
4.95%, 01/15/2033	887,000	873,373
Duke Energy Corp.
2.65%, 09/01/2026	66,000	64,020
4.50%, 08/15/2032	674,000	641,751
Electricite de France SA
6.90%, 05/23/2053*	200,000	213,531
Empire District Bondco LLC
4.94%, 01/01/2035	254,361	253,055
Exelon Corp.
4.05%, 04/15/2030	357,000	340,989
Georgia Power Co.
3.70%, 01/30/2050	30,000	21,963
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	195,000	166,124
4.30%, 01/15/2026*	276,000	274,926
5.10%, 01/15/2035*	153,000	149,041
Oncor Electric Delivery Co. LLC
5.75%, 03/15/2029	405,000	418,505
Security Description	Shares or Principal Amount	Value

Electric (continued)
Pacific Gas & Electric Co.
2.10%, 08/01/2027	$ 101,000	$ 93,379
2.50%, 02/01/2031	413,000	347,318
3.00%, 06/15/2028	298,000	275,737
3.30%, 08/01/2040	195,000	138,833
Virginia Power Fuel Securitization LLC
5.09%, 05/01/2029	258,903	259,967
Xcel Energy, Inc.
3.40%, 06/01/2030	206,000	188,977
		5,688,357
Electronics — 0.1%
Arrow Electronics, Inc.
2.95%, 02/15/2032	598,000	507,390
Entertainment — 0.1%
WarnerMedia Holdings, Inc.
5.05%, 03/15/2042	350,000	281,690
Environmental Control — 0.3%
Republic Services, Inc.
1.45%, 02/15/2031	184,000	150,362
Waste Management, Inc.
4.88%, 02/15/2034	1,314,000	1,292,398
		1,442,760
Gas — 0.1%
APA Infrastructure, Ltd.
4.25%, 07/15/2027*	55,000	54,269
East Ohio Gas Co.
2.00%, 06/15/2030*	247,000	212,409
NiSource, Inc.
2.95%, 09/01/2029	272,000	249,809
5.65%, 02/01/2045	89,000	87,079
		603,566
Healthcare-Products — 0.1%
Alcon Finance Corp.
2.60%, 05/27/2030*	200,000	177,533
Boston Scientific Corp.
2.65%, 06/01/2030	336,000	301,256
		478,789
Healthcare-Services — 0.3%
Adventist Health System
5.43%, 03/01/2032	568,000	566,496
HCA, Inc.
5.13%, 06/15/2039	450,000	413,752
Humana, Inc.
5.88%, 03/01/2033	260,000	263,333
Laboratory Corp. of America Holdings
4.70%, 02/01/2045	309,000	266,717
Northwell Healthcare, Inc.
3.98%, 11/01/2046	33,000	25,559
4.26%, 11/01/2047	257,000	206,711
		1,742,568
Insurance — 0.9%
AIA Group, Ltd.
3.38%, 04/07/2030*	586,000	547,391
Aon Corp.
4.50%, 12/15/2028	441,000	435,236
Brown & Brown, Inc.
4.20%, 03/17/2032	460,000	425,029

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Fairfax Financial Holdings, Ltd.
5.63%, 08/16/2032	$ 926,000	$ 935,229
6.00%, 12/07/2033	23,000	23,615
Liberty Mutual Group, Inc.
3.95%, 10/15/2050*	230,000	165,735
Metropolitan Life Global Funding I
3.30%, 03/21/2029*	1,046,000	985,048
Sammons Financial Group, Inc.
6.88%, 04/15/2034*	736,000	772,075
		4,289,358
Internet — 0.1%
Booking Holdings, Inc.
4.63%, 04/13/2030	303,000	300,184
Lodging — 0.2%
Las Vegas Sands Corp.
3.90%, 08/08/2029	168,000	156,318
Marriott International, Inc.
2.75%, 10/15/2033	340,000	279,287
2.85%, 04/15/2031	2,000	1,759
4.63%, 06/15/2030	420,000	411,830
		849,194
Machinery-Diversified — 0.1%
CNH Industrial Capital LLC
1.88%, 01/15/2026	94,000	91,536
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/2025	169,000	168,015
4.70%, 09/15/2028	434,000	430,659
		690,210
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041	447,000	309,726
5.25%, 04/01/2053	375,000	302,549
5.38%, 05/01/2047	90,000	73,956
6.38%, 10/23/2035	224,000	225,027
Cox Communications, Inc.
1.80%, 10/01/2030*	283,000	233,690
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	428,000	484,439
		1,629,387
Mining — 0.4%
Anglo American Capital PLC
2.63%, 09/10/2030*	1,034,000	902,494
3.88%, 03/16/2029*	200,000	190,970
5.63%, 04/01/2030*	422,000	428,354
Glencore Funding LLC
2.50%, 09/01/2030*	359,000	313,095
2.85%, 04/27/2031*	150,000	130,705
		1,965,618
Oil & Gas — 0.6%
BP Capital Markets America, Inc.
2.72%, 01/12/2032	904,000	777,512
Diamondback Energy, Inc.
5.40%, 04/18/2034	303,000	298,617
Eni SpA
4.75%, 09/12/2028*	762,000	756,586
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
EQT Corp.
5.75%, 02/01/2034	$ 673,000	$ 673,307
Marathon Petroleum Corp.
4.75%, 09/15/2044	201,000	167,417
Phillips 66
2.15%, 12/15/2030	635,000	542,584
		3,216,023
Pharmaceuticals — 0.1%
Cigna Group
3.20%, 03/15/2040	102,000	75,134
CVS Health Corp.
5.30%, 06/01/2033	574,000	558,287
		633,421
Pipelines — 0.5%
Enbridge, Inc.
5.63%, 04/05/2034	451,000	452,300
Energy Transfer LP
5.75%, 02/15/2033	489,000	494,332
Plains All American Pipeline LP/PAA Finance Corp.
3.80%, 09/15/2030	399,000	371,735
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	108,000	104,790
Spectra Energy Partners LP
3.38%, 10/15/2026	174,000	170,099
Targa Resources Corp.
4.20%, 02/01/2033	162,000	147,759
6.13%, 03/15/2033	499,000	515,607
		2,256,622
REITS — 0.7%
Boston Properties LP
2.55%, 04/01/2032	279,000	226,675
Brixmor Operating Partnership LP
4.05%, 07/01/2030	356,000	336,639
4.13%, 05/15/2029	36,000	34,634
Crown Castle, Inc.
3.65%, 09/01/2027	544,000	527,970
Equinix, Inc.
1.80%, 07/15/2027	382,000	356,260
2.50%, 05/15/2031	480,000	411,834
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/2029	331,000	329,230
Public Storage Operating Co.
5.10%, 08/01/2033	975,000	968,498
Realty Income Corp.
3.25%, 01/15/2031	105,000	95,200
		3,286,940
Retail — 0.2%
Alimentation Couche-Tard, Inc.
3.44%, 05/13/2041*	448,000	331,804
Genuine Parts Co.
2.75%, 02/01/2032	802,000	679,479
		1,011,283
Semiconductors — 0.1%
Broadcom, Inc.
4.30%, 11/15/2032	288,000	270,969
4.93%, 05/15/2037*	149,000	140,838
		411,807

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software — 0.1%
Fiserv, Inc.
2.65%, 06/01/2030	$ 147,000	$ 130,476
Oracle Corp.
4.90%, 02/06/2033	165,000	160,331
Roper Technologies, Inc.
2.00%, 06/30/2030	281,000	241,141
		531,948
Telecommunications — 0.5%
Rogers Communications, Inc.
3.80%, 03/15/2032	1,127,000	1,010,806
T-Mobile USA, Inc.
2.05%, 02/15/2028	401,000	369,870
4.50%, 04/15/2050	477,000	391,277
Verizon Communications, Inc.
3.15%, 03/22/2030	224,000	205,662
4.81%, 03/15/2039	400,000	368,704
Vodafone Group PLC
5.63%, 02/10/2053	167,000	157,433
		2,503,752
Total Corporate Bonds & Notes (cost $64,647,131)		60,012,754
ASSET BACKED SECURITIES — 1.7%
Auto Loan Receivables — 0.5%
AmeriCredit Automobile Receivables Trust
Series 2024-1, Class A2A 5.75%, 02/18/2028	180,019	180,741
ARI Fleet Lease Trust
Series 2023-B, Class A2 6.05%, 07/15/2032*	79,196	79,997
Credit Acceptance Auto Loan Trust
Series 2023-3A, Class A 6.39%, 08/15/2033*	124,000	126,022
Enterprise Fleet Financing LLC
Series 2024-4, Class A2 4.69%, 07/20/2027*	148,000	148,259
Series 2023-1, Class A2 5.51%, 01/22/2029*	535,553	538,050
Series 2023-3, Class A2 6.40%, 03/20/2030*	236,089	240,189
GLS Auto Select Receivables Trust
Series 2023-1A, Class A2 6.27%, 08/16/2027*	55,521	55,760
Series 2023-2A, Class A2 6.37%, 06/15/2028*	46,368	46,883
Nissan Master Owner Trust Receivables FRS
Series 2024-A, Class A 5.08%, (SOFR30A+0.67%), 02/15/2028*	325,724	326,540
Santander Drive Auto Receivables Trust
Series 2025-1, Class A2 4.76%, 08/16/2027	742,000	741,963
SBNA Auto Lease Trust
4.94%, 11/20/2026*	64,441	64,500
		2,548,904
Home Equity — 0.1%
Bayview Financial Revolving Asset Trust FRS
Series 2005-E, Class M1 6.03%, (TSFR1M+1.71%), 12/28/2040*	51,007	99,800
Security Description	Shares or Principal Amount	Value

Home Equity (continued)
GMACM Home Equity Loan Trust VRS
Series 2006-HE3, Class A3 5.81%, 10/25/2036(2)	$ 11,855	$ 12,311
Home Equity Loan Trust VRS
Series 2005-HS2, Class AI3 3.62%, 12/25/2035(2)	11,437	286
		112,397
Other Asset Backed Securities — 1.1%
Bain Capital Credit CLO, Ltd. FRS
Series 2020-4A, Class A1R 6.04%, (TSFR3M+1.75%), 10/20/2036*	293,336	295,701
Business Jet Securities LLC
Series 2024-1A, Class A 6.20%, 05/15/2039*	223,987	227,690
Dryden 55 CLO, Ltd. FRS
Series 2018-55A, Class A1 5.58%, (TSFR3M+1.28%), 04/15/2031*	461,801	462,240
Dryden Senior Loan Fund FRS
Series 2013-26A, Class AR 5.46%, (TSFR3M+1.16%), 04/15/2029*	147,375	147,596
Kubota Credit Owner Trust
Series 2023-2A, Class A2 5.61%, 07/15/2026*	39,852	39,962
Magnetite XIX, Ltd. FRS
Series 2017-19A, Class B1RR 5.75%, (TSFR3M+1.45%), 04/17/2034*	250,000	250,082
Neuberger Berman CLO XV FRS
Series 2013-15A, Class BR2 5.91%, (TSFR3M+1.61%), 10/15/2029*	371,566	372,176
Neuberger Berman CLO XX, Ltd. FRS
Series 2015-20A, Class ARR 5.72%, (TSFR3M+1.42%), 07/15/2034*	385,000	385,549
OneMain Financial Issuance Trust
Series 2022-3A, Class A 5.94%, 05/15/2034*	509,836	513,245
Palmer Square Loan Funding, Ltd. FRS
Series 2024-3A, Class A2 6.17%, (TSFR3M+1.65%), 08/08/2032*	1,108,526	1,112,023
Rockford Tower CLO, Ltd. FRS
Series 2020-1A, Class A2RR 5.59%, (TSFR3M+1.30%), 01/20/2036*	1,187,485	1,188,166
Voya, Ltd. FRS
Series 2012-4A, Class A2R3 6.37%, (TSFR3M+1.71%), 10/15/2030*	425,864	426,064
		5,420,494
Total Asset Backed Securities (cost $8,016,114)		8,081,795
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.8%
Commercial and Residential — 4.5%
ACRES Commercial Realty, Ltd. FRS
Series 2021-FL2, Class AS 6.17%, (TSFR1M+1.86%), 01/15/2037*	397,000	396,267
Angel Oak Mtg. Trust
Series 2024-9, Class A1 5.14%, 09/25/2069*	383,550	380,652
Series 2024-10, Class A1 5.35%, 10/25/2069*	648,210	644,516
Series 2024-12, Class A1 5.65%, 10/25/2069*	602,053	601,982

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2021-FL1, Class AS 5.62%, (TSFR1M+1.31%), 12/15/2035*	$ 488,500	$ 486,995
Series 2021-FL3, Class B 6.02%, (TSFR1M+1.71%), 08/15/2034*	383,500	381,320
Series 2022-FL1, Class B 6.51%, (SOFR30A+2.10%), 01/15/2037*	1,098,000	1,095,255
AREIT Trust FRS
Series 2022-CRE6, Class B 6.22%, (SOFR30A+1.85%), 01/20/2037*	668,000	664,661
BANK
Series 2023-BNK46, Class A4 5.75%, 08/15/2056	426,152	441,838
Benchmark Mtg. Trust VRS
Series 2023-V3, Class A3 6.36%, 07/15/2056(2)	30,512	31,732
BSPRT Issuer, Ltd. FRS
Series 2021-FL6, Class AS 5.72%, (TSFR1M+1.41%), 03/15/2036*	1,118,500	1,112,964
Series 2022-FL8, Class B 6.46%, (SOFR30A+2.05%), 02/15/2037*	392,500	389,074
Series 2021-FL7, Class B 6.47%, (TSFR1M+2.16%), 12/15/2038*	182,000	182,000
BXMT, Ltd. FRS
Series 2021-FL4, Class AS 5.72%, (TSFR1M+1.41%), 05/15/2038*	1,187,000	1,134,261
COLT Mtg. Loan Trust
Series 2024-5, Class A1 5.12%, 08/25/2069*	429,877	425,815
COMM Mtg. Trust
Series 2015-LC21, Class A4 3.71%, 07/10/2048	821,121	817,440
CSAIL Commercial Mtg. Trust
Series 2015-C2, Class A4 3.50%, 06/15/2057	353,540	352,192
ELM Trust VRS
Series 2024-ELM, Class B10 6.20%, 06/10/2039*(2)	537,460	543,819
GS Mtg. Securities Trust
Series 2015-GC30, Class A4 3.38%, 05/10/2050	879,375	875,475
JPMBB Commercial Mtg. Securities Trust
Series 2015-C28, Class A4 3.23%, 10/15/2048	403,003	401,918
LCCM Trust FRS
Series 2021-FL2, Class B 6.32%, (TSFR1M+2.01%), 12/13/2038*	494,000	492,267
LoanCore Issuer, Ltd. FRS
Series 2021-CRE5, Class AS 6.17%, (TSFR1M+1.86%), 07/15/2036*	1,249,000	1,249,005
MF1 LLC FRS
Series 2025-FL17, Class AS 1.00%, (TSFR1M+1.57%), 02/18/2040*	951,968	949,588
Series 2024-FL16, Class A 5.84%, (TSFR1M+1.54%), 11/18/2029*	1,096,998	1,105,911
Series 2023-FL12, Class A 6.36%, (TSFR1M+2.07%), 10/19/2038*	368,500	370,622
MF1 Multifamily Housing Mtg. Loan Trust FRS
Series 2021-FL5, Class AS 5.62%, (TSFR1M+1.31%), 07/15/2036*	1,229,000	1,219,783
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
MF1, Ltd. FRS
Series 2020-FL4, Class A 6.12%, (TSFR1M+1.81%), 12/15/2035*	$ 91,696	$ 91,696
Series 2022-FL8, Class B 6.25%, (TSFR1M+1.95%), 02/19/2037*	486,092	479,556
Series 2024-FL15, Class AS 6.34%, (TSFR1M+2.04%), 08/18/2041*	541,000	542,690
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34, Class A4 3.54%, 11/15/2052	324,355	311,781
MSWF Commercial Mtg. Trust VRS
Series 2023-2, Class A5 6.01%, 12/15/2056(2)	472,097	498,336
OBX Trust
Series 2024-NQM15, Class A1 5.32%, 10/25/2064*	255,832	254,445
OBX Trust VRS
Series 2025-NQM1, Class A1 5.55%, 12/25/2064*(2)	310,549	310,877
Ready Capital Mtg. Financing LLC FRS
Series 2021-FL7, Class B 6.23%, (TSFR1M+1.91%), 11/25/2036*	240,000	238,803
STWD, Ltd. FRS
Series 2022-FL3, Class AS 6.21%, (SOFR30A+1.80%), 11/15/2038*	1,128,500	1,120,036
TRTX Issuer, Ltd. FRS
Series 2021-FL4, Class A 5.62%, (TSFR1M+1.31%), 03/15/2038*	543,269	540,677
Verus Securitization Trust VRS
Series 2024-8, Class A1 5.36%, 10/25/2069*(2)	147,157	146,502
Wells Fargo Commercial Mtg. Trust
Series 2015-C28, Class A4 3.54%, 05/15/2048	893,749	889,769
		22,172,520
U.S. Government Agency — 0.3%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K071, Class XAM 0.20%, 11/25/2027(2)(3)	3,192,000	17,515
Series K070, Class XAM 0.25%, 12/25/2027(2)(3)	1,984,000	14,696
Series K069, Class XAM 0.28%, 09/25/2027(2)(3)	2,042,000	16,584
Series K071, Class X1 0.28%, 11/25/2027(2)(3)	2,172,583	13,677
Series K072, Class XAM 0.29%, 12/25/2027(2)(3)	2,208,000	18,940
Series K154, Class X1 0.29%, 11/25/2032(2)(3)	1,595,155	25,657
Series K070, Class X1 0.32%, 11/25/2027(2)(3)	1,950,226	15,645
Series K127, Class X1 0.32%, 01/25/2031(2)(3)	1,113,849	16,665
Series K068, Class XAM 0.33%, 08/25/2027(2)(3)	1,898,000	16,514
Series K134, Class XAM 0.35%, 11/25/2031(2)(3)	1,708,147	35,416
Series K072, Class X1 0.36%, 12/25/2027(2)(3)	3,328,935	30,711
Series K068, Class X1 0.41%, 08/25/2027(2)(3)	1,226,266	11,405

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series K137, Class XAM 0.50%, 12/25/2031(2)(3)	$ 1,554,125	$ 44,362
Series K128, Class X1 0.51%, 03/25/2031(2)(3)	897,814	22,356
Series K132, Class X1 0.51%, 08/25/2031(2)(3)	353,719	9,633
Series K133, Class XAM 0.54%, 09/25/2031(2)(3)	1,156,618	35,394
Series K067, Class X1 0.56%, 07/25/2027(2)(3)	2,237,597	26,153
Series K136, Class XAM 0.57%, 12/25/2031(2)(3)	2,614,411	83,577
Series K066, Class XAM 0.64%, 06/25/2027(2)(3)	2,696,000	42,647
Series K066, Class X1 0.73%, 06/25/2027(2)(3)	845,231	11,912
Series K128, Class XAM 0.73%, 03/25/2031(2)(3)	386,416	15,014
Series K125, Class XAM 0.78%, 01/25/2031(2)(3)	463,094	18,683
Series K132, Class XAM 0.86%, 09/25/2031(2)(3)	334,404	15,678
Series K124, Class XAM 0.94%, 01/25/2031(2)(3)	313,326	14,906
Series K131, Class XAM 0.94%, 07/25/2031(2)(3)	261,462	13,691
Series K122, Class XAM 1.08%, 11/25/2030(2)(3)	283,086	15,278
Series K097, Class X1 1.09%, 07/25/2029(2)(3)	161,118	6,534
Series K098, Class X1 1.14%, 08/25/2029(2)(3)	1,017,415	43,668
Series K118, Class XAM 1.17%, 09/25/2030(2)(3)	160,069	9,040
Series K129, Class XAM 1.21%, 05/25/2031(2)(3)	173,114	11,100
Series K114, Class XAM 1.34%, 06/25/2030(2)(3)	272,251	16,781
Series K116, Class XAM 1.60%, 08/25/2030(2)(3)	246,234	18,482
Series K112, Class XAM 1.67%, 05/25/2030(2)(3)	267,239	20,461
Series K109, Class XAM 1.80%, 04/25/2030(2)(3)	200,000	16,013
Series K111, Class XAM 1.80%, 05/25/2030(2)(3)	678,770	55,359
Series K110, Class XAM 1.87%, 04/25/2030(2)(3)	547,569	45,474
Federal Home Loan Mtg. Corp. REMIC
Series 4182, Class QI 3.00%, 02/15/2033(3)	33,542	1,745
Series 4474, Class HJ 3.00%, 07/15/2039	17,653	16,622
Series 4096, Class DZ 3.50%, 08/15/2042	89,769	82,773
Series 4471, Class PI 4.50%, 12/15/2040(3)	3,810	353
Series 3629, Class CZ 5.00%, 01/15/2040	24,167	24,361
Series 3845, Class AI 5.50%, 02/15/2036(3)	8,668	1,448
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. SCRT
Series 2019-4, Class MV 3.00%, 02/25/2059	$ 58,076	$ 48,842
Series 2019-3, Class MA 3.50%, 10/25/2058	39,044	37,041
Series 2019-3, Class MV 3.50%, 10/25/2058	55,164	50,100
Federal National Mtg. Assoc. REMIC
Series 2015-61, Class PA 2.00%, 05/25/2044	22	22
Series 2016-19, Class AD 2.00%, 04/25/2046	25,554	23,327
Series 2013-1, Class YI 3.00%, 02/25/2033(3)	32,791	2,469
Series 2010-43, Class AH 3.25%, 05/25/2040	12,875	12,029
Series 2010-113, Class GB 4.00%, 10/25/2040	17,284	16,813
Series 2016-40, Class IQ 4.00%, 07/25/2046(3)	49,126	9,150
Series 2005-18, Class EC 5.00%, 03/25/2025	9	9
Government National Mtg. Assoc. REMIC
Series 2011-123, Class MA 4.00%, 07/20/2041	24,904	23,716
Series 2012-12, Class KN 4.50%, 09/20/2041	16,258	16,076
Government National Mtg. Assoc. REMIC FRS
Series 2023-40, Class FX 4.51%, (TSFR1M+0.21%), 09/20/2041	177,311	172,096
Series 2024-51, Class FJ 5.52%, (SOFR30A+1.15%), 03/20/2064	104,350	105,087
		1,489,700
Total Collateralized Mortgage Obligations (cost $24,030,579)		23,662,220
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 19.2%
U.S. Government — 8.2%
United States Treasury Bonds
2.25%, 08/15/2046 to 02/15/2052	12,800,000	8,157,390
2.38%, 02/15/2042	4,500,000	3,218,379
2.50%, 02/15/2045	3,429,000	2,386,772
4.00%, 11/15/2052	1,674,000	1,457,296
4.25%, 02/15/2054	1,850,000	1,684,945
4.75%, 11/15/2053	1,780,000	1,759,141
United States Treasury Notes
3.88%, 12/31/2027	7,800,000	7,725,047
4.00%, 01/15/2027	2,900,000	2,888,445
4.25%, 06/30/2029	3,000,000	2,990,742
4.50%, 04/15/2027(4)	8,050,000	8,097,168
		40,365,325
U.S. Government Agency — 11.0%
Federal Home Loan Mtg. Corp.
1.50%, 12/01/2050 to 06/01/2051	751,650	556,903
2.00%, 03/01/2037 to 05/01/2052	5,052,252	4,001,731
2.50%, 08/01/2040 to 09/01/2052	4,353,119	3,561,234
3.00%, 01/01/2038 to 07/01/2052	3,173,341	2,742,245
3.50%, 11/01/2037 to 07/01/2052	1,018,390	924,790
4.00%, 08/01/2037 to 05/01/2052	489,218	458,316
4.50%, 04/01/2035 to 10/01/2052	823,863	780,200
5.00%, 09/01/2033 to 06/01/2053	1,433,006	1,391,689
5.50%, 12/01/2033 to 10/01/2053	546,973	543,271

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
6.00%, 04/01/2034 to 04/01/2054	$ 1,081,432	$ 1,092,987
6.50%, 05/01/2034 to 07/01/2037	44,431	45,947
Federal National Mtg. Assoc.
1.50%, 02/01/2042 to 04/01/2052	509,556	378,111
2.00%, 03/01/2037 to 03/01/2052	6,274,725	5,137,624
2.50%, 11/01/2031 to 06/01/2052	5,724,475	4,752,125
3.00%, 11/01/2028 to 07/01/2052	3,156,920	2,745,763
3.50%, 04/01/2038 to 12/01/2053	2,458,530	2,226,510
4.00%, 09/01/2040 to 05/01/2053	2,025,222	1,883,555
4.50%, 08/01/2033 to 09/01/2052	707,411	684,679
5.00%, 03/01/2026 to 07/01/2053	423,855	417,046
5.50%, 02/01/2033 to 11/01/2053	1,912,556	1,906,742
6.00%, 04/01/2034 to 03/01/2054	876,849	892,556
6.50%, 06/01/2031 to 07/01/2037	93,302	96,463
Government National Mtg. Assoc.
2.00%, 01/20/2052 to 04/20/2052	2,108,844	1,689,717
2.50%, 08/20/2051 to 04/20/2052	1,996,034	1,670,076
3.00%, 04/20/2045 to 11/20/2052	2,042,221	1,787,574
3.50%, 12/15/2041 to 10/20/2052	1,710,154	1,541,933
4.00%, 01/20/2041 to 10/20/2052	969,323	898,550
4.50%, 07/20/2033 to 12/20/2052	2,170,750	2,060,512
5.00%, 07/20/2033 to 10/20/2054	1,704,045	1,659,387
5.50%, 11/15/2032 to 02/20/2055	1,018,800	1,014,744
5.50%, March 30 TBA	500,000	495,156
6.00%, 09/15/2032 to 01/15/2038	164,744	170,838
6.00%, February 30 TBA	325,000	327,742
6.00%, March 30 TBA	325,000	327,260
6.50%, February 30 TBA	275,000	280,212
Small Business Administration
Series 2005-20C, Class 1 4.95%, 03/01/2025	2,954	2,953
Uniform Mtg. Backed Securities
2.00%, February 30 TBA	75,000	58,371
2.00%, March 30 TBA	25,000	19,458
2.50%, February 30 TBA	525,000	427,821
2.50%, March 30 TBA	975,000	794,296
3.50%, March 30 TBA	250,000	221,289
6.50%, February 30 TBA	532,255	545,665
6.50%, March 30 TBA	525,000	537,161
		53,751,202
Total U.S. Government & Agency Obligations (cost $101,164,431)		94,116,527
MUNICIPAL SECURITIES — 0.4%
Florida State Board of Administration Finance Corp. Revenue Bonds
2.15%, 07/01/2030	211,000	183,541
Massachusetts Educational Financing Authority Revenue Bonds
6.35%, 07/01/2049	625,000	629,362
Security Description	Shares or Principal Amount	Value

New Jersey Turnpike Authority Revenue Bonds
7.41%, 01/01/2040	$ 675,000	$ 788,470
Rhode Island Student Loan Authority Revenue Bonds
6.08%, 12/01/2042	545,000	552,251
Total Municipal Securities (cost $2,083,617)		2,153,624
Total Long-Term Investment Securities (cost $431,012,089)		486,884,591
SHORT-TERM INVESTMENTS — 1.6%
U.S. Government Agency — 1.6%
Federal Home Loan Bank
4.18%, 02/03/2025 (cost $8,096,120)	8,098,000	8,095,163
TOTAL INVESTMENTS (cost $439,108,209)(5)	100.8%	494,979,754
Other assets less liabilities	(0.8)	(4,158,092)
NET ASSETS	100.0%	$490,821,662
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA MFS Total Return Portfolio has no right to demand registration of these securities. At January 31, 2025, the aggregate value of these securities was $38,771,561 representing 7.9% of net assets.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Interest Only
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 4 for cost of investments on a tax basis.
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at January 31, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
44	Long	U.S. Treasury 2 Year Notes	March 2025	$9,044,373	$9,047,500	$3,127

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
38	Long	U.S. Treasury 5 Year Notes	March 2025	$4,059,511	$4,042,844	$(16,667)
17	Long	U.S. Treasury Ultra Bonds	March 2025	2,088,441	2,013,968	(74,473)
						$(91,140)
		Net Unrealized Appreciation (Depreciation)				$(88,013)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Beverages	$1,568,440	$1,646,897	$—	$3,215,337
Electric	12,078,172	2,911,261	—	14,989,433
Household Products/Wares	—	2,326,253	—	2,326,253
Mining	—	781,436	—	781,436
Pharmaceuticals	28,336,840	2,613,782	—	30,950,622
Semiconductors	6,203,525	1,370,596	—	7,574,121
Other Industries	237,742,622	—	—	237,742,622
Convertible Preferred Stocks	1,277,847	—	—	1,277,847
Corporate Bonds & Notes	—	60,012,754	—	60,012,754
Asset Backed Securities	—	8,081,795	—	8,081,795
Collateralized Mortgage Obligations	—	23,662,220	—	23,662,220
U.S. Government & Agency Obligations	—	94,116,527	—	94,116,527
Municipal Securities	—	2,153,624	—	2,153,624
Short-Term Investments	—	8,095,163	—	8,095,163
Total Investments at Value	$287,207,446	$207,772,308	$—	$494,979,754
Other Financial Instruments:†
Futures Contracts	$3,127	$—	$—	$3,127
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$91,140	$—	$—	$91,140
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 94.9%
Aerospace/Defense — 0.6%
Curtiss-Wright Corp.	6,030	$ 2,092,048
Hexcel Corp.	12,871	839,189
		2,931,237
Agriculture — 0.2%
Darling Ingredients, Inc.†	25,271	946,652
Airlines — 0.3%
American Airlines Group, Inc.†	104,409	1,766,600
Apparel — 0.9%
Capri Holdings, Ltd.†	18,732	464,179
Columbia Sportswear Co.	5,089	449,359
Crocs, Inc.†	9,261	945,270
PVH Corp.	8,869	794,662
Skechers USA, Inc., Class A†	20,909	1,575,284
Under Armour, Inc., Class A†	30,001	250,508
Under Armour, Inc., Class C†	20,601	155,126
		4,634,388
Auto Parts & Equipment — 0.7%
Autoliv, Inc.	11,512	1,112,750
Gentex Corp.	36,136	936,645
Goodyear Tire & Rubber Co.†	45,270	401,545
Lear Corp.	8,635	812,467
Visteon Corp.†	4,389	368,939
		3,632,346
Banks — 6.4%
Associated Banc-Corp.	25,568	642,779
Bank OZK	16,763	851,393
Cadence Bank	29,072	1,023,334
Columbia Banking System, Inc.	33,292	928,847
Comerica, Inc.	20,896	1,406,719
Commerce Bancshares, Inc.	19,467	1,300,396
Cullen/Frost Bankers, Inc.	10,190	1,420,486
East West Bancorp, Inc.	22,027	2,268,120
First Financial Bankshares, Inc.	20,437	761,483
First Horizon Corp.	84,231	1,843,816
FNB Corp.	57,133	896,417
Glacier Bancorp, Inc.	18,018	894,954
Hancock Whitney Corp.	13,674	816,885
Home BancShares, Inc.	29,376	886,861
International Bancshares Corp.	8,500	560,065
Old National Bancorp	50,680	1,208,718
Pinnacle Financial Partners, Inc.	12,161	1,517,328
Prosperity Bancshares, Inc.	15,136	1,210,880
SouthState Corp.	15,591	1,646,254
Synovus Financial Corp.	22,509	1,269,958
Texas Capital Bancshares, Inc.†	7,343	579,730
UMB Financial Corp.	10,812	1,274,735
United Bankshares, Inc.	21,434	825,209
Valley National Bancorp	75,436	775,482
Webster Financial Corp.	27,235	1,640,636
Western Alliance Bancorp	17,330	1,522,787
Wintrust Financial Corp.	10,565	1,382,008
Zions Bancorp NA	23,470	1,357,974
		32,714,254
Beverages — 0.4%
Boston Beer Co., Inc., Class A†	1,368	342,916
Security Description	Shares or Principal Amount	Value

Beverages (continued)
Celsius Holdings, Inc.†	25,020	$ 625,000
Coca-Cola Consolidated, Inc.	937	1,281,460
		2,249,376
Biotechnology — 2.9%
BioMarin Pharmaceutical, Inc.†	30,281	1,918,604
Bio-Rad Laboratories, Inc., Class A†	3,059	1,103,932
Cytokinetics, Inc.†	18,751	927,425
Exelixis, Inc.†	45,375	1,504,181
Halozyme Therapeutics, Inc.†	20,215	1,144,978
Illumina, Inc.†	25,199	3,344,915
Roivant Sciences, Ltd.†	68,240	759,511
Sarepta Therapeutics, Inc.†	15,177	1,725,928
United Therapeutics Corp.†	7,094	2,491,200
		14,920,674
Building Materials — 2.4%
AAON, Inc.	10,719	1,247,477
Eagle Materials, Inc.	5,330	1,368,424
Fortune Brands Innovations, Inc.	19,738	1,414,622
Knife River Corp.†	8,995	931,702
Louisiana-Pacific Corp.	9,933	1,161,863
Owens Corning	13,630	2,515,417
Simpson Manufacturing Co., Inc.	6,699	1,125,432
Trex Co., Inc.†	17,024	1,239,858
UFP Industries, Inc.	9,649	1,115,907
		12,120,702
Chemicals — 1.7%
Arcadium Lithium PLC†	170,903	980,983
Ashland, Inc.	7,760	492,682
Avient Corp.	14,517	622,779
Axalta Coating Systems, Ltd.†	34,648	1,245,249
Cabot Corp.	8,712	753,327
Chemours Co.	23,739	450,804
NewMarket Corp.	1,220	607,584
Olin Corp.	18,526	542,627
RPM International, Inc.	20,449	2,588,843
Westlake Corp.	5,317	607,574
		8,892,452
Commercial Services — 3.4%
Avis Budget Group, Inc.†	2,681	240,486
Brink's Co.	6,934	647,150
Euronet Worldwide, Inc.†	6,562	646,357
FTI Consulting, Inc.†	5,613	1,096,500
Graham Holdings Co., Class B	536	497,847
Grand Canyon Education, Inc.†	4,567	802,148
GXO Logistics, Inc.†	18,984	862,823
H&R Block, Inc.	21,775	1,204,375
Insperity, Inc.	5,643	423,281
ManpowerGroup, Inc.	7,458	449,121
Morningstar, Inc.	4,293	1,410,851
Paylocity Holding Corp.†	6,909	1,419,938
RB Global, Inc.	29,302	2,621,943
Service Corp. International	22,980	1,795,198
Shift4 Payments, Inc., Class A†	10,910	1,307,563
Valvoline, Inc.†	20,476	759,864
WEX, Inc.†	6,322	1,162,553
		17,347,998
Computers — 2.9%
ASGN, Inc.†	7,023	619,499
CACI International, Inc., Class A†	3,561	1,375,472

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Crane NXT Co.	7,813	$ 499,797
ExlService Holdings, Inc.†	25,562	1,284,746
Genpact, Ltd.	25,780	1,255,228
KBR, Inc.	21,171	1,152,126
Kyndryl Holdings, Inc.†	36,905	1,400,914
Lumentum Holdings, Inc.†	10,916	928,515
Maximus, Inc.	9,562	719,923
Parsons Corp.†	7,424	588,500
Pure Storage, Inc., Class A†	49,463	3,353,097
Qualys, Inc.†	5,814	810,530
Science Applications International Corp.	7,869	852,055
		14,840,402
Cosmetics/Personal Care — 0.4%
Coty, Inc., Class A†	58,050	425,507
e.l.f. Beauty, Inc.†	8,951	894,294
Perrigo Co. PLC	21,677	539,974
		1,859,775
Distribution/Wholesale — 1.1%
Core & Main, Inc., Class A†	30,609	1,727,572
Watsco, Inc.	5,535	2,648,996
WESCO International, Inc.	7,086	1,310,910
		5,687,478
Diversified Financial Services — 3.9%
Affiliated Managers Group, Inc.	4,803	902,676
Ally Financial, Inc.	43,574	1,698,079
Evercore, Inc., Class A	5,626	1,638,685
Federated Hermes, Inc.	12,381	492,392
Hamilton Lane, Inc., Class A	6,637	1,056,478
Houlihan Lokey, Inc.	8,515	1,547,346
Interactive Brokers Group, Inc., Class A	17,300	3,761,712
Janus Henderson Group PLC	20,210	908,035
Jefferies Financial Group, Inc.	25,794	1,983,301
SEI Investments Co.	15,567	1,347,791
SLM Corp.	33,737	941,600
Stifel Financial Corp.	16,263	1,884,068
Voya Financial, Inc.	15,289	1,085,366
Western Union Co.	53,673	553,905
		19,801,434
Electric — 1.2%
ALLETE, Inc.	9,187	602,851
Black Hills Corp.	11,372	667,878
IDACORP, Inc.	8,464	930,532
Northwestern Energy Group, Inc.	9,743	525,245
OGE Energy Corp.	31,929	1,348,362
Ormat Technologies, Inc.	9,129	585,625
Portland General Electric Co.	16,756	689,342
TXNM Energy, Inc.	14,332	692,952
		6,042,787
Electrical Components & Equipment — 1.1%
Acuity Brands, Inc.	4,857	1,614,418
Belden, Inc.	6,410	746,573
EnerSys	6,328	614,259
Littelfuse, Inc.	3,943	939,853
Novanta, Inc.†	5,707	854,110
Universal Display Corp.	7,013	1,051,389
		5,820,602
Security Description	Shares or Principal Amount	Value

Electronics — 2.8%
Arrow Electronics, Inc.†	8,357	$ 974,008
Avnet, Inc.	13,814	713,631
Coherent Corp.†	24,574	2,223,701
Flex, Ltd.†	61,613	2,566,182
NEXTracker, Inc., Class A†	22,822	1,150,685
nVent Electric PLC	26,187	1,704,512
Sensata Technologies Holding PLC	23,765	645,457
TD SYNNEX Corp.	12,033	1,714,823
Vontier Corp.	23,865	919,996
Woodward, Inc.	9,479	1,755,985
		14,368,980
Engineering & Construction — 2.6%
AECOM	21,302	2,246,083
Arcosa, Inc.	1	101
Comfort Systems USA, Inc.	5,638	2,462,397
EMCOR Group, Inc.	7,310	3,275,319
Exponent, Inc.	8,066	739,410
Fluor Corp.†	27,252	1,313,819
MasTec, Inc.†	9,783	1,419,415
TopBuild Corp.†	4,659	1,596,546
		13,053,090
Entertainment — 1.3%
Churchill Downs, Inc.	11,678	1,443,167
Light & Wonder, Inc.†	14,031	1,233,465
Marriott Vacations Worldwide Corp.	5,104	442,874
TKO Group Holdings, Inc.†	10,574	1,641,191
Vail Resorts, Inc.	5,952	1,012,554
Warner Music Group Corp., Class A	22,500	715,500
		6,488,751
Environmental Control — 0.7%
Clean Harbors, Inc.†	8,050	1,875,650
Tetra Tech, Inc.	42,537	1,565,362
		3,441,012
Food — 2.2%
Flowers Foods, Inc.	31,119	608,376
Ingredion, Inc.	10,353	1,412,563
Lancaster Colony Corp.	3,066	517,357
Performance Food Group Co.†	24,756	2,235,714
Pilgrim's Pride Corp.†	6,405	298,089
Post Holdings, Inc.†	7,524	798,748
Sprouts Farmers Market, Inc.†	15,887	2,515,548
US Foods Holding Corp.†	37,011	2,625,190
		11,011,585
Food Service — 0.3%
Aramark	41,859	1,628,734
Gas — 0.9%
National Fuel Gas Co.	14,516	1,016,556
New Jersey Resources Corp.	15,757	755,548
ONE Gas, Inc.	9,002	635,901
Southwest Gas Holdings, Inc.	9,576	715,136
Spire, Inc.	9,176	651,129
UGI Corp.	34,111	1,048,231
		4,822,501
Hand/Machine Tools — 0.9%
Lincoln Electric Holdings, Inc.	8,966	1,782,261

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hand/Machine Tools (continued)
MSA Safety, Inc.	6,246	$ 1,028,904
Regal Rexnord Corp.	10,523	1,670,316
		4,481,481
Healthcare-Products — 2.5%
Avantor, Inc.†	108,140	2,409,359
Bruker Corp.	17,584	1,022,510
Dentsply Sirona, Inc.	31,584	624,100
Envista Holdings Corp.†	27,344	561,099
Globus Medical, Inc., Class A†	18,071	1,675,543
Haemonetics Corp.†	7,980	551,019
Lantheus Holdings, Inc.†	11,048	1,022,050
LivaNova PLC†	8,628	430,969
Masimo Corp.†	7,061	1,230,238
Neogen Corp.†	31,332	359,065
Penumbra, Inc.†	6,099	1,628,250
Repligen Corp.†	8,277	1,375,720
		12,889,922
Healthcare-Services — 2.1%
Acadia Healthcare Co., Inc.†	14,759	665,778
Amedisys, Inc.†	5,204	481,370
Chemed Corp.	2,381	1,338,122
Encompass Health Corp.	16,008	1,589,114
Ensign Group, Inc.	9,041	1,262,666
HealthEquity, Inc.†	13,875	1,532,078
Medpace Holdings, Inc.†	4,050	1,414,058
Sotera Health Co.†	24,302	333,180
Tenet Healthcare Corp.†	15,110	2,128,848
		10,745,214
Home Builders — 1.0%
KB Home	11,192	750,983
Taylor Morrison Home Corp.†	16,441	1,059,787
Thor Industries, Inc.	8,438	867,764
Toll Brothers, Inc.	16,044	2,178,936
		4,857,470
Home Furnishings — 0.7%
Dolby Laboratories, Inc., Class A	9,482	793,928
Tempur Sealy International, Inc.	27,591	1,742,096
Whirlpool Corp.	8,761	919,992
		3,456,016
Housewares — 0.1%
Scotts Miracle-Gro Co.	6,772	480,541
Insurance — 5.1%
American Financial Group, Inc.	11,469	1,566,207
Brighthouse Financial, Inc.†	9,431	581,987
CNO Financial Group, Inc.	16,399	654,976
Equitable Holdings, Inc.	49,785	2,709,300
Essent Group, Ltd.	16,877	983,085
Fidelity National Financial, Inc.	41,304	2,402,654
First American Financial Corp.	16,366	1,034,659
Hanover Insurance Group, Inc.	5,726	876,593
Kemper Corp.	9,566	642,644
Kinsale Capital Group, Inc.	3,516	1,553,861
MGIC Investment Corp.	40,256	1,028,138
Old Republic International Corp.	37,064	1,355,801
Primerica, Inc.	5,303	1,538,772
Reinsurance Group of America, Inc.	10,465	2,384,555
RenaissanceRe Holdings, Ltd.	8,253	1,919,483
Security Description	Shares or Principal Amount	Value

Insurance (continued)
RLI Corp.	13,250	$ 971,887
Ryan Specialty Holdings, Inc.	16,906	1,125,601
Selective Insurance Group, Inc.	9,660	812,696
Unum Group	26,694	2,035,417
		26,178,316
Internet — 0.4%
Chewy, Inc., Class A†	26,189	1,020,847
Maplebear, Inc.†	25,715	1,241,520
		2,262,367
Iron/Steel — 1.4%
Carpenter Technology Corp.	7,921	1,529,228
Cleveland-Cliffs, Inc.†	76,911	787,569
Commercial Metals Co.	18,100	877,669
Reliance, Inc.	8,599	2,489,411
United States Steel Corp.	35,777	1,318,382
		7,002,259
Leisure Time — 0.7%
Brunswick Corp.	10,484	707,041
Harley-Davidson, Inc.	18,208	492,709
Planet Fitness, Inc., Class A†	13,376	1,446,748
Polaris, Inc.	8,330	397,341
YETI Holdings, Inc.†	13,478	502,190
		3,546,029
Lodging — 0.9%
Boyd Gaming Corp.	10,534	807,431
Choice Hotels International, Inc.	3,550	523,021
Hilton Grand Vacations, Inc.†	9,859	406,191
Hyatt Hotels Corp., Class A	6,720	1,063,306
Travel & Leisure Co.	10,869	590,839
Wyndham Hotels & Resorts, Inc.	12,361	1,298,152
		4,688,940
Machinery-Construction & Mining — 0.7%
BWX Technologies, Inc.	14,530	1,640,873
Oshkosh Corp.	10,339	1,203,460
Terex Corp.	10,614	510,427
		3,354,760
Machinery-Diversified — 3.3%
AGCO Corp.	9,844	1,028,009
Applied Industrial Technologies, Inc.	6,109	1,588,523
Chart Industries, Inc.†	6,682	1,413,844
CNH Industrial NV	139,182	1,792,664
Cognex Corp.	27,252	1,087,355
Crane Co.	7,729	1,316,403
Esab Corp.	9,029	1,118,151
Flowserve Corp.	20,875	1,307,193
Graco, Inc.	26,828	2,258,113
Middleby Corp.†	8,548	1,462,905
Toro Co.	16,305	1,357,717
Watts Water Technologies, Inc., Class A	4,351	899,700
		16,630,577
Media — 0.4%
New York Times Co., Class A	25,926	1,407,782
Nexstar Media Group, Inc.	4,634	710,021
		2,117,803
Metal Fabricate/Hardware — 1.3%
Advanced Drainage Systems, Inc.	11,212	1,355,643

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metal Fabricate/Hardware (continued)
Mueller Industries, Inc.	18,071	$ 1,423,091
RBC Bearings, Inc.†	4,963	1,730,846
Timken Co.	10,139	813,858
Valmont Industries, Inc.	3,184	1,056,324
		6,379,762
Mining — 0.6%
Alcoa Corp.	41,049	1,449,851
Royal Gold, Inc.	10,449	1,460,979
		2,910,830
Miscellaneous Manufacturing — 1.4%
Carlisle Cos., Inc.	7,182	2,797,102
Donaldson Co., Inc.	19,026	1,354,461
Fabrinet†	5,763	1,246,018
ITT, Inc.	12,950	1,955,709
		7,353,290
Oil & Gas — 3.4%
Antero Resources Corp.†	46,473	1,734,372
Chord Energy Corp.	9,713	1,092,227
Civitas Resources, Inc.	14,108	716,122
CNX Resources Corp.†	23,718	649,399
Expand Energy Corp.	33,405	3,393,948
HF Sinclair Corp.	25,411	916,829
Matador Resources Co.	18,437	1,069,346
Murphy Oil Corp.	21,783	580,081
Ovintiv, Inc.	41,362	1,746,304
PBF Energy, Inc., Class A	15,548	454,934
Permian Resources Corp.	101,113	1,481,305
Range Resources Corp.	38,341	1,420,151
Valaris, Ltd.†	10,396	498,384
Viper Energy, Inc.	16,362	767,378
Weatherford International PLC	11,544	726,695
		17,247,475
Oil & Gas Services — 0.3%
ChampionX Corp.	30,268	866,876
NOV, Inc.	61,820	893,299
		1,760,175
Packaging & Containers — 1.5%
AptarGroup, Inc.	10,574	1,661,704
Berry Global Group, Inc.	18,209	1,236,755
Crown Holdings, Inc.	18,779	1,649,923
Graphic Packaging Holding Co.	47,689	1,308,109
Greif, Inc., Class A	4,108	251,492
Silgan Holdings, Inc.	12,896	709,538
Sonoco Products Co.	15,612	743,756
		7,561,277
Pharmaceuticals — 1.2%
BellRing Brands, Inc.†	20,535	1,588,382
Jazz Pharmaceuticals PLC†	9,606	1,194,698
Neurocrine Biosciences, Inc.†	16,087	2,442,329
Option Care Health, Inc.†	27,040	836,077
		6,061,486
Pipelines — 0.5%
Antero Midstream Corp.	53,533	858,669
DT Midstream, Inc.	15,437	1,560,372
		2,419,041
Security Description	Shares or Principal Amount	Value

Private Equity — 0.4%
Carlyle Group, Inc.	33,530	$ 1,883,045
Real Estate — 0.4%
Jones Lang LaSalle, Inc.†	7,539	2,132,029
REITS — 6.4%
Agree Realty Corp.	16,413	1,191,091
American Homes 4 Rent, Class A	50,404	1,745,491
Annaly Capital Management, Inc.	89,063	1,817,776
Brixmor Property Group, Inc.	47,994	1,250,724
COPT Defense Properties	17,869	526,063
Cousins Properties, Inc.	26,583	811,579
CubeSmart	35,933	1,498,406
EastGroup Properties, Inc.	7,853	1,332,026
EPR Properties	12,033	554,721
Equity LifeStyle Properties, Inc.	30,355	1,986,735
First Industrial Realty Trust, Inc.	21,029	1,122,738
Gaming & Leisure Properties, Inc.	43,597	2,109,659
Healthcare Realty Trust, Inc.	56,307	943,142
Independence Realty Trust, Inc.	35,706	685,912
Kilroy Realty Corp.	16,880	658,658
Kite Realty Group Trust	34,903	808,004
Lamar Advertising Co., Class A	13,973	1,766,467
National Storage Affiliates Trust	11,145	414,037
NNN REIT, Inc.	29,795	1,173,625
Omega Healthcare Investors, Inc.	42,892	1,589,578
Park Hotels & Resorts, Inc.	32,796	442,418
PotlatchDeltic Corp.	11,388	509,385
Rayonier, Inc.	22,418	586,007
Rexford Industrial Realty, Inc.	35,271	1,434,119
Sabra Health Care REIT, Inc.	37,591	628,146
STAG Industrial, Inc.	28,952	989,579
Starwood Property Trust, Inc.	50,892	984,760
Vornado Realty Trust	26,354	1,140,074
WP Carey, Inc.	34,773	1,944,158
		32,645,078
Retail — 6.3%
Abercrombie & Fitch Co., Class A†	8,117	969,007
AutoNation, Inc.†	4,158	783,991
BJ's Wholesale Club Holdings, Inc.†	21,067	2,086,686
Burlington Stores, Inc.†	10,007	2,841,288
Casey's General Stores, Inc.	5,898	2,487,600
Dick's Sporting Goods, Inc.	9,191	2,206,300
FirstCash Holdings, Inc.	6,186	675,202
Five Below, Inc.†	8,740	819,637
Floor & Decor Holdings, Inc., Class A†	17,038	1,705,504
GameStop Corp., Class A†	64,560	1,736,664
Gap, Inc.	35,277	849,117
Lithia Motors, Inc.	4,233	1,592,031
Macy's, Inc.	44,071	686,626
MSC Industrial Direct Co., Inc., Class A	7,106	571,393
Murphy USA, Inc.	2,929	1,473,023
Nordstrom, Inc.	15,394	372,535
Ollie's Bargain Outlet Holdings, Inc.†	9,747	1,086,888
Penske Automotive Group, Inc.	2,971	492,087
RH†	2,379	997,063
Texas Roadhouse, Inc.	10,600	1,919,660
Wendy's Co.	27,207	403,480
Williams-Sonoma, Inc.	20,074	4,243,041
Wingstop, Inc.	4,642	1,382,852
		32,381,675
Savings & Loans — 0.1%
Flagstar Financial, Inc.	48,148	569,591

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors — 2.0%
Allegro MicroSystems, Inc.†	20,756	$ 500,012
Amkor Technology, Inc.	18,026	443,620
Cirrus Logic, Inc.†	8,443	848,015
IPG Photonics Corp.†	4,261	312,459
Lattice Semiconductor Corp.†	21,922	1,249,992
MACOM Technology Solutions Holdings, Inc.†	9,203	1,217,097
MKS Instruments, Inc.	10,694	1,211,416
Onto Innovation, Inc.†	7,848	1,606,957
Power Integrations, Inc.	9,035	563,061
Rambus, Inc.†	16,934	1,043,473
Silicon Laboratories, Inc.†	5,156	699,102
Synaptics, Inc.†	6,365	540,389
		10,235,593
Software — 4.4%
Altair Engineering, Inc., Class A†	9,498	1,048,104
Appfolio, Inc., Class A†	3,668	857,982
Aspen Technology, Inc.†	4,221	1,112,445
BILL Holdings, Inc.†	15,130	1,464,130
Blackbaud, Inc.†	6,228	480,490
CommVault Systems, Inc.†	6,948	1,106,538
Concentrix Corp.	7,415	387,656
DocuSign, Inc.†	32,250	3,119,543
Doximity, Inc., Class A†	20,360	1,203,276
Dropbox, Inc., Class A†	35,367	1,137,049
Duolingo, Inc.†	6,022	2,191,948
Dynatrace, Inc.†	47,425	2,738,794
Guidewire Software, Inc.†	13,271	2,803,764
Manhattan Associates, Inc.†	9,705	2,024,366
Teradata Corp.†	15,206	485,223
ZoomInfo Technologies, Inc.†	43,100	443,499
		22,604,807
Telecommunications — 0.7%
Ciena Corp.†	22,948	1,999,689
Frontier Communications Parent, Inc.†	35,214	1,259,252
Iridium Communications, Inc.	18,089	520,059
		3,779,000
Toys/Games/Hobbies — 0.2%
Mattel, Inc.†	53,529	997,781
Security Description	Shares or Principal Amount	Value

Transportation — 1.8%
Kirby Corp.†	9,120	$ 995,448
Knight-Swift Transportation Holdings, Inc.	25,723	1,468,526
Landstar System, Inc.	5,614	924,401
Ryder System, Inc.	6,720	1,071,235
Saia, Inc.†	4,226	2,028,945
XPO, Inc.†	18,495	2,472,227
		8,960,782
Trucking & Leasing — 0.2%
GATX Corp.	5,647	934,409
Water — 0.3%
Essential Utilities, Inc.	40,141	1,424,203
Total Long-Term Investment Securities (cost $359,804,221)		483,956,834
SHORT-TERM INVESTMENTS — 0.3%
U.S. Government — 0.3%
United States Treasury Bills
4.17%, 06/12/2025(1)	$ 1,000,000	985,040
4.18%, 05/22/2025(1)	470,000	464,113
4.20%, 05/13/2025(1)	200,000	197,697
Total Short-Term Investments (cost $1,646,485)		1,646,850
REPURCHASE AGREEMENTS — 5.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 01/31/2025, to be repurchased 02/03/2025 in the amount of $25,252,786 and collateralized by $25,323,700 of United States Treasury Notes, bearing interest at 4.13% due 02/15/2027 and having an approximate value of $25,754,980 (cost $25,249,924)	25,249,924	25,249,924
TOTAL INVESTMENTS (cost $386,700,630)(2)	100.2%	510,853,608
Other assets less liabilities	(0.2)	(978,975)
NET ASSETS	100.0%	$509,874,633
†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 4 for cost of investments on a tax basis.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
81	Long	S&P Mid Cap 400 E-Mini Index	March 2025	$26,206,357	$26,325,000	$118,643
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$483,956,834	$—	$—	$483,956,834
Short-Term Investments	—	1,646,850	—	1,646,850
Repurchase Agreements	—	25,249,924	—	25,249,924
Total Investments at Value	$483,956,834	$26,896,774	$—	$510,853,608
Other Financial Instruments:†
Futures Contracts	$118,643	$—	$—	$118,643
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.0%
Australia — 1.1%
Aristocrat Leisure, Ltd.	77,698	$ 3,638,168
Belgium — 1.6%
KBC Group NV	65,424	5,023,901
Bermuda — 1.5%
Hiscox, Ltd.	354,018	4,792,612
Canada — 4.9%
Agnico Eagle Mines, Ltd.	58,600	5,446,512
Constellation Software, Inc.	2,105	6,884,169
Tourmaline Oil Corp.	78,042	3,555,345
		15,886,026
China — 3.6%
ANTA Sports Products, Ltd.	268,000	2,836,738
Tencent Holdings, Ltd.	67,000	3,530,747
Tsingtao Brewery Co., Ltd.	832,000	5,107,203
		11,474,688
Denmark — 3.5%
DSV A/S	27,768	5,497,433
Tryg A/S	292,843	5,923,575
		11,421,008
Finland — 4.5%
Kone Oyj, Class B	146,825	7,584,476
Nordea Bank Abp	596,611	7,074,387
		14,658,863
France — 18.0%
Capgemini SE	53,108	9,679,972
Dassault Systemes SE	163,479	6,360,132
Legrand SA	65,079	6,663,313
L'Oreal SA	29,487	10,885,147
LVMH Moet Hennessy Louis Vuitton SE	10,086	7,267,120
Pernod Ricard SA	41,058	4,661,895
Safran SA	25,094	6,234,867
Sanofi SA	57,279	6,213,077
		57,965,523
Germany — 9.6%
Deutsche Boerse AG	22,282	5,506,579
Infineon Technologies AG	227,130	7,526,893
Merck KGaA	31,202	4,737,106
SAP SE	47,764	13,272,722
		31,043,300
Hong Kong — 2.1%
AIA Group, Ltd.	960,800	6,758,154
Italy — 1.1%
Moncler SpA	58,422	3,672,088
Japan — 5.6%
Keyence Corp.	17,358	7,486,094
SMC Corp.	14,800	5,582,480
Sony Group Corp.	230,000	5,072,087
		18,140,661
Jersey — 1.2%
Experian PLC	79,083	3,921,456
Netherlands — 8.2%
ASML Holding NV	10,191	7,560,074
Davide Campari-Milano NV	850,143	4,929,466
Security Description	Shares or Principal Amount	Value

Netherlands (continued)
QIAGEN NV	172,920	$ 7,702,738
Universal Music Group NV	230,268	6,418,563
		26,610,841
Singapore — 1.0%
DBS Group Holdings, Ltd.	101,160	3,317,391
South Korea — 1.1%
Samsung Electronics Co., Ltd.	101,599	3,623,715
Sweden — 4.0%
Epiroc AB, Class A	192,337	3,650,637
Evolution AB*	14,767	1,129,341
Hexagon AB, Class B	689,670	7,983,892
		12,763,870
Switzerland — 2.1%
Novartis AG	27,854	2,919,262
Roche Holding AG	12,156	3,817,051
		6,736,313
Taiwan — 1.5%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	22,709	4,753,448
United Kingdom — 21.8%
Anglo American PLC	172,419	5,075,803
Associated British Foods PLC	206,679	4,860,567
AstraZeneca PLC	56,211	7,914,844
Haleon PLC	1,404,216	6,543,032
Halma PLC	249,566	9,336,047
London Stock Exchange Group PLC	31,857	4,744,858
NatWest Group PLC	748,975	4,000,670
Reckitt Benckiser Group PLC	59,724	3,935,149
RELX PLC (LSE)	48,833	2,428,303
RELX PLC (XAMS)	54,213	2,703,710
Rightmove PLC	816,305	6,766,845
Shell PLC	186,715	6,125,658
St. James's Place PLC	453,303	5,897,777
		70,333,263
Total Common Stocks (cost $282,807,031)		316,535,289
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc. Expires 03/31/2040†(1) (cost $0)	4,633	0
TOTAL INVESTMENTS (cost $282,807,031)(2)	98.0%	316,535,289
Other assets less liabilities	2.0	6,347,912
NET ASSETS	100.0%	$322,883,201
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Morgan Stanley International Equities Portfolio has no right to demand registration of these securities. At January 31, 2025, the aggregate value of these securities was $1,129,341 representing 0.3% of net assets.
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
LSE—London Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Industry Allocation*
Machinery-Diversified	8.8%
Software	8.2
Pharmaceuticals	8.0
Semiconductors	7.2
Banks	6.0
Insurance	5.4
Cosmetics/Personal Care	5.4
Diversified Financial Services	5.0
Beverages	4.5
Retail	3.5
Entertainment	3.5
Mining	3.3
Internet	3.2
Oil & Gas	3.0
Computers	3.0
Electronics	2.9
Commercial Services	2.8
Healthcare-Products	2.4
Apparel	2.3
Electrical Components & Equipment	2.1
Aerospace/Defense	1.9
Transportation	1.7
Home Furnishings	1.6
Household Products/Wares	1.2
Machinery-Construction & Mining	1.1
98.0%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$15,886,026	$—	$—	$15,886,026
Taiwan	4,753,448	—	—	4,753,448
Other Countries	—	295,895,815	—	295,895,815
Warrants	—	—	0	0
Total Investments at Value	$20,639,474	$295,895,815	$0	$316,535,289
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio^
PORTFOLIO OF INVESTMENTS — January 31, 2025

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 19.0%
Canada — 1.1%
Canadian Imperial Bank of Commerce
4.88%, 01/14/2030*		$ 1,900,000	$ 1,914,375
Toronto-Dominion Bank
4.81%, 07/16/2027*		1,200,000	1,206,262
			3,120,637
Cayman Islands — 0.8%
Gaci First Investment Co.
5.00%, 01/29/2029		1,100,000	1,091,404
5.25%, 01/29/2034		1,100,000	1,077,023
			2,168,427
Denmark — 1.7%
Danske Bank A/S
5.71%, 03/01/2030		500,000	509,756
Realkredit Danmark A/S
1.00%, 04/01/2025	DKK	31,600,000	4,382,214
			4,891,970
Finland — 0.2%
Fortum Oyj
4.50%, 05/26/2033	EUR	500,000	554,319
France — 2.0%
BPCE SA
3.88%, 01/11/2029	EUR	500,000	533,221
5.72%, 01/18/2030		1,300,000	1,312,178
Credit Agricole SA
1.25%, 01/26/2027*		650,000	627,632
5.13%, 03/11/2027		1,100,000	1,108,031
Dexia SA
0.01%, 01/22/2027	EUR	2,200,000	2,172,129
			5,753,191
Germany — 1.0%
Deutsche Bank AG
1.75%, 11/19/2030	EUR	100,000	95,857
2.13%, 11/24/2026		150,000	146,678
5.00%, 09/05/2030	EUR	100,000	110,416
6.82%, 11/20/2029		800,000	842,612
7.15%, 07/13/2027		800,000	824,317
FMS Wertmanagement
1.38%, 03/07/2025	GBP	600,000	741,782
			2,761,662
Italy — 0.6%
Banca Monte dei Paschi di Siena SpA
6.75%, 09/05/2027	EUR	700,000	765,962
Eni SpA
3.88%, 01/15/2034	EUR	500,000	531,294
Nexi SpA
1.63%, 04/30/2026	EUR	300,000	306,241
			1,603,497
Japan — 0.2%
Sumitomo Mitsui Financial Group, Inc.
2.47%, 01/14/2029		700,000	639,090
Jersey — 0.0%
Glencore Finance Europe, Ltd.
3.13%, 03/26/2026	GBP	100,000	121,848
Security Description		Shares or Principal Amount	Value

Luxembourg — 0.2%
Logicor Financing SARL
2.25%, 05/13/2025	EUR	350,000	$ 362,357
3.25%, 11/13/2028	EUR	300,000	308,764
			671,121
Netherlands — 1.4%
ABN AMRO Bank NV
1.54%, 06/16/2027*		$ 500,000	478,091
Cooperatieve Rabobank UA
5.45%, 03/05/2030*		500,000	506,657
ING Groep NV
4.00%, 02/12/2035	EUR	500,000	539,874
4.02%, 03/28/2028		225,000	220,876
JAB Holdings BV
4.38%, 04/25/2034	EUR	600,000	651,514
Prosus NV
3.68%, 01/21/2030		560,000	502,763
Sandoz Finance BV
4.22%, 04/17/2030	EUR	1,000,000	1,086,281
			3,986,056
Spain — 0.4%
CaixaBank SA
0.38%, 11/18/2026	EUR	300,000	305,313
0.75%, 05/26/2028	EUR	100,000	98,926
4.13%, 02/09/2032	EUR	300,000	325,110
6.04%, 06/15/2035		300,000	305,231
			1,034,580
SupraNational — 0.1%
African Export-Import Bank
3.80%, 05/17/2031*		200,000	174,961
Switzerland — 1.0%
UBS AG Stamford
2.95%, 04/09/2025		250,000	249,106
UBS Group AG
1.00%, 06/24/2027	EUR	275,000	278,684
3.09%, 05/14/2032*		300,000	264,017
4.13%, 06/09/2033	EUR	300,000	326,707
5.43%, 02/08/2030		1,000,000	1,010,389
5.70%, 02/08/2035		600,000	607,349
			2,736,252
United Kingdom — 2.3%
Barclays PLC
5.69%, 03/12/2030		700,000	711,115
HSBC Holdings PLC
6.16%, 03/09/2029		600,000	617,873
Lloyds Banking Group PLC
5.68%, 01/05/2035		700,000	702,140
National Grid PLC
3.25%, 03/30/2034	EUR	600,000	606,041
Nationwide Building Society
3.96%, 07/18/2030*		700,000	665,676
NatWest Group PLC FRS
5.72%, (SOFR+1.25%), 03/01/2028		700,000	705,417
Smith & Nephew PLC
5.40%, 03/20/2034		1,100,000	1,096,792
Standard Chartered PLC
1.46%, 01/14/2027*		700,000	677,188
6.30%, 01/09/2029		800,000	825,101
			6,607,343

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio^
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States — 6.0%
American Tower Corp.
4.10%, 05/16/2034	EUR	600,000	$ 646,196
Athene Global Funding FRS
5.11%, (SOFR+0.75%), 07/16/2026*		$ 900,000	900,399
Aviation Capital Group LLC
1.95%, 01/30/2026*		75,000	72,914
Bank of America Corp.
5.29%, 04/25/2034		300,000	298,381
Bayer US Finance II LLC
4.25%, 12/15/2025*		650,000	645,460
Broadcom, Inc.
3.14%, 11/15/2035*		900,000	731,512
5.20%, 04/15/2032		300,000	299,923
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/2032		300,000	237,915
3.50%, 03/01/2042		200,000	136,641
6.65%, 02/01/2034		200,000	205,861
Citigroup, Inc.
3.11%, 04/08/2026		800,000	797,576
3.98%, 03/20/2030		800,000	766,706
Ford Motor Credit Co. LLC
4.45%, 02/14/2030	EUR	700,000	749,904
Glencore Funding LLC
1.63%, 04/27/2026*		297,000	286,006
Goldman Sachs Bank USA
5.41%, 05/21/2027		1,500,000	1,513,076
JPMorgan Chase & Co.
5.34%, 01/23/2035		725,000	723,284
6.09%, 10/23/2029		700,000	728,210
Las Vegas Sands Corp.
6.00%, 08/15/2029		500,000	506,935
LSEG US Financial Corp.
5.30%, 03/28/2034*		1,100,000	1,097,326
Morgan Stanley
5.42%, 07/21/2034		700,000	700,020
5.47%, 01/18/2035		50,000	49,890
Morgan Stanley Bank NA
4.95%, 01/14/2028		700,000	702,279
Morgan Stanley Bank NA FRS
5.27%, (SOFR+0.90%), 01/12/2029		900,000	902,099
ONEOK, Inc.
4.25%, 09/24/2027		400,000	394,578
PacifiCorp
5.45%, 02/15/2034		300,000	296,955
Philip Morris International, Inc.
3.75%, 01/15/2031	EUR	500,000	530,942
5.25%, 02/13/2034		500,000	496,287
T-Mobile USA, Inc.
3.75%, 04/15/2027		328,000	321,266
4.75%, 02/01/2028		150,000	149,614
VMware, Inc.
4.70%, 05/15/2030		145,000	142,170
Wells Fargo & Co.
5.20%, 01/23/2030		900,000	905,363
			16,935,688
Venezuela — 0.0%
Petroleos de Venezuela SA
5.38%, 04/12/2027†(1)(2)		390,000	47,404
Total Corporate Bonds & Notes (cost $54,080,953)			53,808,046
Security Description		Shares or Principal Amount	Value
ASSET BACKED SECURITIES — 10.7%
Cayman Islands — 3.6%
AMMC CLO 24, Ltd. FRS
Series 2021-24A, Class AR 5.49%, (TSFR3M+1.20%), 01/20/2035*		$ 700,000	$ 703,072
APEX Credit CLO, Ltd. FRS
Series 2018-2A, Class A1RR 5.53%, (TSFR3M+1.24%), 10/20/2031*		634,224	634,224
Bain Capital Credit CLO, Ltd. FRS
Series 2021-5A, Class A1R 5.44%, (TSFR3M+1.15%), 10/23/2034*		500,000	500,500
Crown Point CLO 7, Ltd. FRS
Series 2018-7A, Class AR 5.52%, (TSFR3M+1.23%), 10/20/2031*		844,622	845,995
ICG US CLO, Ltd. FRS
Series 2017-1A, Class ARR 5.73%, (TSFR3M+1.43%), 07/28/2034*		2,100,000	2,103,566
Invesco CLO, Ltd. FRS
Series 2021-2A, Class A 5.68%, (TSFR3M+1.38%), 07/15/2034*		600,000	602,126
New Mountain CLO 1, Ltd. FRS
Series CLO-1A, Class AR 5.76%, (TSFR3M+1.46%), 10/15/2034*		500,000	500,000
Northwoods Capital, Ltd. FRS
Series 2018-14BA, Class AR 5.77%, (TSFR3M+1.25%), 11/13/2031*		1,144,934	1,145,989
Regatta XV Funding, Ltd. FRS
Series 2018-4A, Class A1R 5.50%, (TSFR3M+1.20%), 10/25/2031*		996,441	997,650
Trinitas CLO VI, Ltd. FRS
Series 2017-6A, Class ARRR 5.63%, (TSFR3M+1.33%), 01/25/2034*		700,000	702,502
Trinitas CLO XIV, Ltd. FRS
Series 2020-14A, Class A1R 5.64%, (TSFR3M+1.34%), 01/25/2034*		1,500,000	1,503,639
			10,239,263
Ireland — 2.7%
Arbour CLO DAC FRS
Series 11A, Class AR 4.35%, (3 ME+1.33%), 05/15/2038*	EUR	1,400,000	1,454,472
Contego CLO V DAC FRS
Series 5A, Class ANV 3.61%, (3 ME+0.82%), 01/15/2031*	EUR	273,584	283,447
Grosvenor Place CLO DAC FRS
Series 2024-2A, Class A 3.85%, (3 ME+1.24%), 01/15/2039*	EUR	700,000	726,679
Hayfin Emerald CLO X DAC FRS
Series 2024-10A, Class AR 4.09%, (3 ME+1.35%), 07/18/2038*	EUR	1,400,000	1,453,871
Palmer Square European Loan Funding DAC FRS
Series 2024-2A, Class A 4.34%, (3 ME+0.99%), 05/15/2034*	EUR	700,000	726,185
Providus CLO II DAC FRS
Series 2A, Class ARR 3.95%, (3 ME+1.16%), 10/15/2038*	EUR	800,000	832,410
Rockford Tower Europe CLO DAC FRS
Series 2021-2A, Class A 3.63%, (3 ME+0.96%), 01/24/2035*	EUR	1,400,000	1,450,618
St Pauls CLO FRS
Series 11A, Class AR 3.60%, (3 ME+0.85%), 01/17/2032*	EUR	684,741	706,791
			7,634,473

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio^
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Jersey — 0.4%
Verdelite Static CLO, Ltd. FRS
Series 2024-1A, Class A 5.42%, (TSFR3M+1.13%), 07/20/2032*	$ 981,940	$ 983,408
United States — 4.0%
American Express Credit Account Master Trust
Series 2022-2, Class A 3.39%, 05/15/2027	925,000	921,977
Bank of America Auto Trust
Series 2023-2A, Class A2 5.85%, 08/17/2026*	197,953	198,457
Barclays Dryrock Issuance Trust
Series 2023-1, Class A 4.72%, 02/15/2029	900,000	902,533
Capital One Multi-Asset Execution Trust
Series 2022-A2, Class A 3.49%, 05/15/2027	925,000	922,217
Citibank Credit Card Issuance Trust
Series 2023-A1, Class A1 5.23%, 12/08/2027	600,000	603,648
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2005-HE4, Class M2 5.10%, (TSFR1M+0.78%), 10/25/2035	32,369	31,655
Ford Credit Auto Lease Trust
Series 2024-A, Class A2A 5.24%, 07/15/2026	765,294	766,584
Ford Credit Auto Owner Trust
Series 2024-1, Class A 4.87%, 08/15/2036*	725,000	728,798
Series 2023-C, Class A2A 5.68%, 09/15/2026	409,650	410,734
GM Financial Consumer Automobile Receivables Trust
Series 2023-4, Class A2A 5.89%, 11/16/2026	271,058	271,920
GMF Floorplan Owner Revolving Trust
Series 2023-1, Class A1 5.34%, 06/15/2028*	700,000	706,810
Home Equity Loan Trust FRS
Series 2007-FRE1, Class 2AV3 4.66%, (TSFR1M+0.34%), 04/25/2037	196,109	186,452
Honda Auto Receivables Owner Trust
Series 2023-4, Class A3 5.67%, 06/21/2028	1,250,000	1,268,458
Hyundai Auto Lease Securitization Trust
Series 2024-A, Class A2A 5.15%, 06/15/2026*	763,035	764,570
JPMorgan Mtg. Trust FRS
Series 2023-HE3, Class A1 5.97%, (SOFR30A+1.60%), 05/25/2054*	195,821	197,071
Mercedes-Benz Auto Receivables Trust
Series 2023-2, Class A2 5.92%, 11/16/2026	134,096	134,467
Nissan Auto Lease Trust
Series 2024-A, Class A2A 5.11%, 10/15/2026	1,190,840	1,193,666
Nissan Auto Receivables Owner Trust
Series 2023-B, Class A3 5.93%, 03/15/2028	225,000	228,159
Santander Drive Auto Receivables Trust
Series 2024-1, Class A2 5.71%, 02/16/2027	151,877	152,067
Security Description		Shares or Principal Amount	Value

United States (continued)
Series 2023-6, Class A2 6.08%, 05/17/2027		$ 176,609	$ 176,966
SLM Student Loan Trust FRS
Series 2003-1, Class A5A 5.18%, (SOFR90A+0.37%), 12/15/2032*		582,447	564,513
Sunnova Hestia I Issuer LLC
Series 2023-GRID1, Class 1A 5.75%, 12/20/2050*		91,323	92,730
			11,424,452
Total Asset Backed Securities (cost $30,390,396)			30,281,596
COLLATERALIZED MORTGAGE OBLIGATIONS — 11.8%
Cayman Islands — 0.2%
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2022-FL1, Class A 5.86%, (SOFR30A+1.45%), 01/15/2037*		655,358	655,358
Ireland — 0.2%
Kinbane DAC FRS
Series 2024-RPL2A, Class A 3.88%, (1 ME+1.10%), 01/24/2063*	EUR	678,358	703,945
United Kingdom — 0.3%
Tower Bridge Funding PLC FRS
Series 2024-3A, Class A 5.50%, (SONIA+0.79%), 12/20/2066*	GBP	699,817	868,635
United States — 11.1%
BANK
Series 2023-BNK46, Class A4 5.75%, 08/15/2056		900,000	933,128
Series 2023-5YR4, Class A3 6.50%, 12/15/2056		259,684	271,727
BANK VRS
Series 2018-BN13, Class A5 4.22%, 08/15/2061(3)		800,000	777,932
Series 2023-5YR3, Class A3 6.72%, 09/15/2056(3)		500,000	526,533
BBCMS Mtg. Trust
Series 2024-C24, Class A5 5.42%, 02/15/2057		375,000	381,422
Series 2023-C20, Class ASB 5.86%, 07/15/2056		600,000	626,973
Benchmark Mtg. Trust
Series 2023-B39, Class A5 5.75%, 07/15/2056		600,000	622,080
BLP Commercial Mtg. Trust FRS
Series 2024-IND2, Class A 5.65%, (TSFR1M+1.34%), 03/15/2041*		521,855	523,160
BMO Mtg. Trust
Series 2022-C3, Class A5 5.31%, 09/15/2054		150,000	150,480
Series 2023-C5, Class A5 5.77%, 06/15/2056		800,000	827,795
Series 2023-C5, Class ASB 5.99%, 06/15/2056		800,000	833,849
Series 2023-C7, Class A5 6.16%, 12/15/2056		1,100,000	1,168,833
BRAVO Residential Funding Trust
Series 2024-NQM1, Class A1 5.94%, 12/01/2063*		723,405	725,853

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio^
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States (continued)
BX Commercial Mtg. Trust FRS
Series 2024-XL5, Class A 5.70%, (TSFR1M+1.39%), 03/15/2041*	$ 452,319	$ 453,592
Series 2024-XL4, Class A 5.75%, (TSFR1M+1.44%), 02/15/2039*	947,709	951,853
Chase Home Lending Mtg. Trust FRS
Series 2024-6, Class A11 5.60%, (SOFR30A+1.25%), 05/25/2055*	1,228,903	1,231,394
Chase Home Lending Mtg. Trust VRS
Series 2024-RPL3, Class A1A 3.25%, 09/25/2064*(3)	769,904	678,771
Citigroup Commercial Mtg. Trust VRS
Series 2023-PRM3, Class A 6.36%, 07/10/2028*(3)	500,000	519,464
Citigroup Commercial Mtg. Trust
Series 2019-C7, Class A4 3.10%, 12/15/2072	255,000	234,437
Countrywide Alternative Loan Trust FRS
Series 2005-82, Class A1 4.97%, (TSFR1M+0.65%), 02/25/2036	194,362	164,001
Cross Mtg. Trust
Series 2024-H4, Class A1 6.15%, 07/25/2069*	1,325,133	1,336,260
Series 2024-H3, Class A1 6.27%, 06/25/2069*	1,314,183	1,325,865
CSMC Trust VRS
Series 2021-RPL3, Class A1 2.00%, 01/25/2060*(3)	1,573,777	1,372,074
Federal Home Loan Mtg. Corp. REMIC FRS
Series 5426, Class BF 5.58%, (SOFR30A+0.90%), 04/15/2049	770,833	772,862
Federal National Mtg. Assoc. REMIC
Series 2012-153, Class B 7.00%, 07/25/2042	122,198	131,167
Series 2012-111, Class B 7.00%, 10/25/2042	33,416	35,442
Federal National Mtg. Assoc. REMIC FRS
Series 2024-90, Class FA 5.85%, (SOFR30A+1.50%), 12/25/2054	1,038,984	1,038,725
GCAT Trust
Series 2024-NQM2, Class A1 6.09%, 06/25/2059*	1,011,838	1,016,767
GS Mtg. Securities Trust
Series 2017-GS7, Class A4 3.43%, 08/10/2050	450,000	430,009
JPMorgan Mtg. Trust VRS
Series 2021-LTV2, Class A1 2.52%, 05/25/2052*(3)	566,350	478,063
Series 2024-1, Class A2 6.00%, 06/25/2054*(3)	748,674	748,154
Lehman XS Trust FRS
Series 2007-7N, Class 1A2 4.91%, (TSFR1M+0.59%), 06/25/2047	143,838	130,298
Mill City Mtg. Loan Trust VRS
Series 2017-2, Class A3 3.25%, 07/25/2059*(3)	68,592	66,661
Morgan Stanley Capital I Trust
Series 2021-L5, Class A4 2.73%, 05/15/2054	812,000	703,535
Morgan Stanley Capital I Trust VRS
Series 2022-L8, Class A5 3.79%, 04/15/2055(3)	650,000	590,120
Security Description	Shares or Principal Amount	Value

United States (continued)
MSWF Commercial Mtg. Trust
Series 2023-2, Class A2 6.89%, 12/15/2056	$ 475,000	$ 497,732
MSWF Commercial Mtg. Trust VRS
Series 2023-2, Class A5 6.01%, 12/15/2056(3)	500,000	527,790
OBX Trust
Series 2024-NQM2, Class A1 5.88%, 12/25/2063*	1,294,676	1,298,137
Series 2024-NQM1, Class A1 5.93%, 11/25/2063*	788,160	790,598
One Bryant Park Trust
Series 2019-OBP, Class A 2.52%, 09/15/2054*	700,000	619,366
One New York Plaza Trust FRS
Series 2020-1NYP, Class A 5.37%, (TSFR1M+1.06%), 01/15/2036*	400,000	387,000
PRPM LLC
Series 2024-RCF3, Class A1 4.00%, 05/25/2054*	1,007,716	985,351
Sequoia Mtg. Trust FRS
Series 2004-10, Class A3A 5.50%, (TSFR6M+1.09%), 11/20/2034	10,283	9,259
Starwood Mtg. Residential Trust VRS
Series 2022-1, Class A1 2.45%, 12/25/2066*(3)	622,710	542,557
Towd Point Mtg. Trust VRS
Series 2024-3, Class A1A 5.13%, 07/25/2065*(3)	1,167,050	1,175,386
Verus Securitization Trust
Series 2024-5, Class A1 6.19%, 06/25/2069*	545,110	548,976
Series 2024-4, Class A1 6.22%, 06/25/2069*	530,758	534,555
Washington Mutual Mtg. Pass-Through Certs. FRS
Series 2006-AR5, Class 4A 5.74%, (12 MTA+0.99%), 06/25/2046	176,187	140,719
Wells Fargo Alternative Loan Trust VRS
Series 2007-PA6, Class A1 6.56%, 12/28/2037(3)	71,949	65,198
Wells Fargo Commercial Mtg. Trust VRS
Series 2022-C62, Class A4 4.00%, 04/15/2055(3)	475,000	439,041
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2019-3, Class A1 3.50%, 07/25/2049*(3)	18,619	16,577
		31,357,521
Total Collateralized Mortgage Obligations (cost $33,546,107)		33,585,459
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 54.9%
United States — 54.9%
United States Treasury Bonds
2.25%, 08/15/2049	300,000	186,269
2.38%, 11/15/2049	700,000	445,867
3.00%, 02/15/2048 to 08/15/2048	2,450,000	1,801,131
3.38%, 11/15/2048	2,800,000	2,194,828
4.13%, 08/15/2044	10,025,000	9,094,555
United States Treasury Notes
0.13%, 04/15/2025(4)	305,360	304,925
0.13%, 10/15/2025(4)(5)	1,459,116	1,450,872
0.38%, 07/15/2025(4)(6)	4,989,037	4,987,986
1.13%, 01/15/2033(4)(5)	3,389,312	3,161,537

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio^
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description		Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
United States (continued)
2.38%, 10/15/2028(4)		$ 4,944,240	$ 5,074,801
Federal Home Loan Mtg. Corp.
5.00%, 09/01/2053		2,555,603	2,471,103
6.00%, 01/01/2053 to 07/01/2054		54,978,245	55,413,969
Federal National Mtg. Assoc.
2.50%, 07/01/2030 to 08/01/2030		318,701	304,427
3.00%, 06/01/2052		195,842	166,663
3.50%, 12/01/2054		199,467	176,581
5.00%, 10/01/2053 to 05/01/2054		914,915	884,315
5.50%, 11/01/2053 to 04/01/2054		2,238,246	2,217,009
Government National Mtg. Assoc.
3.00%, 07/20/2051		3,011,932	2,604,938
3.00%, March 30 TBA		5,400,000	4,695,390
3.50%, March 30 TBA		3,900,000	3,484,404
Uniform Mtg. Backed Securities
3.00%, March 30 TBA		12,600,000	10,708,340
4.50%, April 30 TBA		19,200,000	18,071,232
6.50%, April 30 TBA		25,100,000	25,662,767
Total U.S. Government & Agency Obligations (cost $156,766,184)			155,563,909
MUNICIPAL SECURITIES — 0.1%
United States — 0.1%
Maricopa County Industrial Development Authority Revenue Bonds 7.38%, 10/01/2029* (cost $200,000)		200,000	203,359
FOREIGN GOVERNMENT OBLIGATIONS — 23.3%
Australia — 0.9%
New South Wales Treasury Corp.
1.75%, 03/20/2034	AUD	900,000	424,678
Queensland Treasury Corp.
1.50%, 08/20/2032*	AUD	500,000	245,133
1.75%, 07/20/2034*	AUD	800,000	369,603
2.00%, 08/22/2033	AUD	1,600,000	785,690
Treasury Corp. of Victoria
2.25%, 09/15/2033	AUD	1,300,000	651,821
			2,476,925
Belgium — 0.3%
Region Wallonne Belgium
2.88%, 01/14/2038	EUR	800,000	767,907
Brazil — 2.1%
Federative Republic of Brazil
Zero Coupon, 10/01/2025	BRL	37,300,000	5,837,078
Canada — 4.8%
Government of Canada
3.25%, 12/01/2033	CAD	4,000,000	2,798,996
4.00%, 03/01/2029	CAD	4,200,000	3,031,942
Province of British Columbia, Canada
2.85%, 06/18/2025	CAD	3,600,000	2,476,887
4.15%, 06/18/2034	CAD	500,000	357,168
4.95%, 06/18/2040	CAD	400,000	300,910
Province of Ontario, Canada
3.65%, 06/02/2033	CAD	1,900,000	1,320,149
Province of Quebec, Canada
2.25%, 09/15/2026	GBP	1,360,000	1,627,798
3.60%, 09/01/2033	CAD	1,700,000	1,174,285
4.45%, 09/01/2034	CAD	600,000	438,175
			13,526,310
Security Description		Shares or Principal Amount	Value

France — 0.5%
Government of France
4.50%, 04/25/2041*	EUR	1,300,000	$ 1,509,382
Germany — 0.2%
State of North Rhine-Westphalia, Germany
2.13%, 06/13/2025	GBP	400,000	491,630
Hungary — 0.2%
Republic of Hungary
5.50%, 03/26/2036		$ 600,000	570,330
Israel — 0.6%
State of Israel
5.50%, 03/12/2034		1,700,000	1,677,167
Italy — 0.9%
Republic of Italy
3.85%, 09/15/2026	EUR	2,400,000	2,547,040
Japan — 3.5%
Development Bank of Japan, Inc.
0.01%, 09/09/2025	EUR	2,200,000	2,248,047
4.00%, 08/28/2027*		700,000	690,873
Government of Japan
0.60%, 06/20/2029	JPY	120,000,000	764,744
1.10%, 09/20/2042	JPY	410,000,000	2,354,999
1.40%, 09/20/2052	JPY	160,000,000	854,031
1.60%, 12/20/2053	JPY	50,000,000	276,888
2.20%, 03/20/2064	JPY	120,000,000	705,500
Government of Japan CPI Linked Bond
0.10%, 03/10/2029(4)	JPY	307,840,400	2,068,464
			9,963,546
Malaysia — 0.2%
Government of Malaysia
2.63%, 04/15/2031	MYR	800,000	168,360
4.76%, 04/07/2037	MYR	1,400,000	338,955
			507,315
New Zealand — 0.8%
Auckland Council
1.00%, 01/19/2027	EUR	2,200,000	2,215,410
Peru — 1.7%
Republic of Peru
5.40%, 08/12/2034	PEN	9,300,000	2,273,609
6.95%, 08/12/2031	PEN	9,200,000	2,629,022
			4,902,631
Poland — 0.7%
Republic of Poland
4.63%, 03/18/2029		500,000	496,029
5.13%, 09/18/2034		1,500,000	1,464,000
			1,960,029
Romania — 0.7%
Government of Romania
5.13%, 09/24/2031*	EUR	400,000	400,313
5.25%, 05/30/2032*	EUR	100,000	100,389
5.63%, 02/22/2036	EUR	1,300,000	1,280,582
5.63%, 05/30/2037*	EUR	300,000	292,824
			2,074,108
Saudi Arabia — 1.4%
Kingdom of Saudi Arabia
4.75%, 01/16/2030		2,500,000	2,466,700
5.13%, 01/13/2028*		800,000	806,304

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio^
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Saudi Arabia (continued)
5.38%, 01/13/2031*		$ 400,000	$ 403,290
KSA Sukuk, Ltd.
5.25%, 06/04/2034		400,000	398,409
			4,074,703
Serbia — 0.2%
Republic of Serbia
2.05%, 09/23/2036	EUR	400,000	315,305
6.00%, 06/12/2034*		300,000	298,354
			613,659
Singapore — 0.7%
Republic of Singapore
2.38%, 07/01/2039	SGD	280,000	193,249
3.25%, 06/01/2054	SGD	2,391,000	1,904,074
			2,097,323
South Africa — 1.5%
Republic of South Africa
8.00%, 01/31/2030	ZAR	28,400,000	1,457,257
8.88%, 02/28/2035	ZAR	53,200,000	2,582,503
10.00%, 03/31/2033	ZAR	5,800,000	309,942
			4,349,702
South Korea — 0.3%
Korea Expressway Corp.
5.00%, 05/14/2027*		700,000	706,525
Spain — 0.5%
Kingdom of Spain
1.50%, 04/30/2027*	EUR	1,400,000	1,428,877
SupraNational — 0.4%
European Union
3.00%, 03/04/2053	EUR	1,100,000	1,056,354
Sweden — 0.1%
Kingdom of Sweden
1.00%, 11/12/2026	SEK	4,610,000	409,519
United Kingdom — 0.1%
United Kingdom Gilt Treasury
1.50%, 07/31/2053	GBP	700,000	406,652
Venezuela — 0.0%
Republic of Venezuela
9.25%, 05/07/2028†(1)(2)		230,000	39,201
Total Foreign Government Obligations (cost $69,432,336)			66,209,323
PURCHASED OPTIONS† — 0.1%
Purchased Options - Puts — 0.1%
Over the counter put option to enter into an interest rate swap for the right to pay a fixed rate of 3.93% versus USD_SOFR maturing 06/23/2025 (Counterparty: Bank of America, N.A.)		1,200,000	47,202
Over the counter put option to enter into an interest rate swap for the right to pay a fixed rate of 3.96% versus USD_SOFR maturing 06/25/2025 (Counterparty: Goldman Sachs Bank USA)		1,700,000	63,115
Security Description	Shares or Principal Amount	Value

Purchased Options - Puts (continued)
Over the counter put option to enter into an interest rate swap for the right to pay a fixed rate of 4.01% versus USD_SOFR maturing 09/25/2025 (Counterparty: Goldman Sachs Bank USA)	1,600,000	$ 69,318
Over the counter put option to enter into an interest rate swap for the right to pay a fixed rate of 4.31% versus USD_SOFR maturing 05/14/2025 (Counterparty: Bank of America, N.A.)	17,600,000	9,571
Over the counter put option to enter into an interest rate swap for the right to pay a fixed rate of 4.70% versus USD-SOFR maturing 08/20/2025 (Counterparty: Goldman Sachs Bank USA)	25,400,000	10,683
Over the counter put option to enter into an interest rate swap for the right to pay a fixed rate of 4.75% versus USD-SOFR maturing 08/20/2025 (Counterparty: Goldman Sachs Bank USA)	15,000,000	5,484
Total Purchased Options (cost $236,424)		205,373
Total Long-Term Investment Securities (cost $344,652,400)		339,857,065
SHORT-TERM INVESTMENTS — 0.7%
U.S. Government — 0.4%
United States Treasury Bills
4.20%, 04/17/2025(7)	$ 1,169,000	1,159,086
Unaffiliated Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Administration Class 4.08%(8)	929,103	929,103
Total Short-Term Investments (cost $2,087,879)		2,088,189
TOTAL INVESTMENTS (cost $346,740,279)(9)	120.6%	341,945,254
Other assets less liabilities	(20.6)	(58,427,329)
NET ASSETS	100.0%	$283,517,925
FORWARD SALES CONTRACTS — (24.4%)
U.S. Government Agencies — (24.4%)
Uniform Mtg. Backed Securities — (24.4%)
4.00%, March 30 TBA	(1,400,000)	(1,279,196)
2.00%, March 30 TBA	(29,100,000)	(22,649,121)
5.00%, March 30 TBA	(3,600,000)	(3,472,464)
2.00%, February 15 TBA	(4,100,000)	(3,643,828)
5.50%, February 30 TBA	(4,500,000)	(4,443,989)
6.00%, April 30 TBA	(33,600,000)	(33,802,104)
Total Forward Sales Contracts (cost $(68,871,637))		(69,290,702)
^	See Note 1.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PIMCO Global Bond Opportunities Portfolio has no right to demand registration of these securities. At January 31, 2025, the aggregate value of these securities was $60,368,167 representing 21.3% of net assets.
†	Non-income producing security

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio^
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

(1)	Security in default of interest.
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2025, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Corporate Bonds & Notes
Petroleos de Venezuela SA 5.38% , 04/12/2027	08/15/2017	20,000	$6,512
	10/23/2017	370,000	109,034
		390,000	115,546	$47,404	$12.15	0.0%
Foreign Government Obligations
Republic of Venezuela 9.25%, 05/07/2028	07/27/2017	$230,000	93,621	39,201	17.04	0.0
				$86,605		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Principal amount of security is adjusted for inflation.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open centrally cleared swap contracts.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	The security or a portion thereof was pledged as collateral for open over-the-counter derivative contracts.
(8)	The rate shown is the 7-day yield as of January 31, 2025.
(9)	See Note 4 for cost of investments on a tax basis.
1 ME—1 Month Euribor
12 MTA—Federal Reserve US 12 Month Cumulative Average 1 Year CMT
3 ME—3 Month Euribor
CLO—Collateralized Loan Obligation
CPI—Consumer Price Index
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
SOFR90A—US 90 Day Average Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TSFR6M—Term Secured Overnight Financing Rate 6 Month
VRS—Variable Rate Security
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
MYR—Malaysian Ringgit
PEN—Peruvian Sol
SEK—Swedish Krona
SGD—Singapore Dollar
ZAR—South African Rand
The rates shown on FRS and/or VRS are the current interest rates at January 31, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Goldman Sachs International	7,300,000	MYR	Fixed 3.750%	3-Month KLIBO	Quarterly	Quarterly	Sep 2034	$ (18,526)	$ 12,143	$ (6,383)
Bank of America, N.A.	7,860,000	MYR	3-Month KLIBO	Fixed 3.500%	Quarterly	Quarterly	Mar 2030	(4,957)	2,648	(2,309)
								$(23,483)	$14,791	$(8,692)
Centrally Cleared	9,700,000	USD	12-Month SOFR	Fixed 3.750%	Annual	Annual	Jun 2029	$(212,582)	$ 101,829	$(110,753)
Centrally Cleared	21,450,000	USD	12-Month SOFR	Fixed 3.750	Annual	Annual	Jun 2034	(737,081)	184,625	(552,456)
Centrally Cleared	600,000	USD	Fixed 3.500%	12-Month SOFR	Annual	Annual	Jun 2054	42,365	8,565	50,930
Centrally Cleared	38,417,000	GBP	12-Month SONIA	Fixed 4.000	Annual	Annual	Sep 2029	228,189	(129,202)	98,987
Centrally Cleared	470,000,000	JPY	Fixed 0.400	6-Month TONA	Semiannual	Semiannual	Jun 2039	360,798	55,313	416,111
Centrally Cleared	1,700,000	CAD	Fixed 3.500	6-Month CORRA	Semiannual	Semiannual	Jun 2054	26,706	(158,480)	(131,774)
Centrally Cleared	33,400,000	USD	Fixed 4.000	12-Month SOFR	Annual	Annual	Jun 2026	331,558	(276,087)	55,471
Centrally Cleared	305,000,000	JPY	Fixed 1.500	12-Month TONA	Annual	Annual	Sep 2054	42,982	111,855	154,837
Centrally Cleared	2,790,000	CNY	Fixed 2.250	3-Month CNRR	Quarterly	Quarterly	Sep 2029	(8,146)	(4,858)	(13,004)
Centrally Cleared	26,310,000	SGD	Fixed 2.750	6-Month SORA	Semiannual	Semiannual	Sep 2029	261,228	(380,089)	(118,861)
Centrally Cleared	5,500,000	AUD	6-Month BBSW	Fixed 4.000	Semiannual	Semiannual	Jun 2033	(153,565)	70,054	(83,511)
Centrally Cleared	2,500,000	AUD	6-Month BBSW	Fixed 4.500	Semiannual	Semiannual	Mar 2029	1,027	25,641	26,668
Centrally Cleared	42,300,000	CAD	12-Month CORRA	Fixed 3.500	Annual	Annual	Dec 2025	(120,335)	328,338	208,003
Centrally Cleared	20,800,000	GBP	12-Month SONIA	Fixed 3.000	Annual	Annual	Jun 2027	(368,143)	(91,306)	(459,449)
Centrally Cleared	20,900,000	GBP	12-Month SONIA	Fixed 4.250	Annual	Annual	Sep 2026	131,763	(90,363)	41,400
Centrally Cleared	4,300,000	GBP	12-Month SONIA	Fixed 3.750	Annual	Annual	Sep 2034	(154,431)	48,400	(106,031)
Centrally Cleared	118,210,000	THB	Fixed 2.250	3-Month THOR	Quarterly	Quarterly	Sep 2029	(20,674)	(26,672)	(47,346)
Centrally Cleared	1,730,000,000	JPY	12-Month TONA	Fixed 1.000	Annual	Annual	Sep 2034	(40,362)	(98,937)	(139,299)

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio^
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Interest Rate Swaps — (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	2,200,000	EUR	Fixed 2.841%	6-Month EURIBOR	Annual	Semiannual	May 2033	$ —	$ (80,742)	$ (80,742)
Centrally Cleared	100,000	EUR	Fixed 2.849	6-Month EURIBOR	Annual	Semiannual	Aug 2033	—	(3,766)	(3,766)
Centrally Cleared	100,000	EUR	Fixed 2.833	6-Month EURIBOR	Annual	Semiannual	Aug 2033	—	(3,636)	(3,636)
Centrally Cleared	2,300,000	NZD	3-Month NZDBB	Fixed 4.750%	Quarterly	Semiannual	Jun 2029	16,036	43,615	59,651
Centrally Cleared	700,000	EUR	6-Month EURIBOR	Fixed 2.950	Semiannual	Annual	Jun 2029	—	19,999	19,999
Centrally Cleared	800,000,000	JPY	12-Month TONA	Fixed 1.000	Annual	Annual	Jun 2044	(364,320)	(171,817)	(536,137)
Centrally Cleared	4,000,000	USD	Fixed 3.750	12-Month SOFR	Annual	Annual	Dec 2034	34,050	74,816	108,866
Centrally Cleared	5,200,000	CAD	6-Month CORRA	Fixed 3.500	Semiannual	Semiannual	Jun 2034	147,098	68,864	215,962
Centrally Cleared	9,600,000	USD	12-Month SOFR	Fixed 3.750	Annual	Annual	Dec 2029	(8,222)	(112,495)	(120,717)
Centrally Cleared	33,300,000	EUR	6-Month EURIBOR	Fixed 2.500	Semiannual	Annual	Mar 2027	136,230	61,764	197,994
Centrally Cleared	10,500,000	EUR	6-Month EURIBOR	Fixed 2.500	Semiannual	Annual	Mar 2030	117,988	(6,553)	111,435
Centrally Cleared	28,106,000	EUR	6-Month EURIBOR	Fixed 2.500	Semiannual	Annual	Mar 2035	168,355	95,903	264,258
Centrally Cleared	61,000,000	AUD	6-Month BBSW	Fixed 3.750	Semiannual	Semiannual	Mar 2030	45,843	(629,090)	(583,247)
Centrally Cleared	3,200,000	GBP	Fixed 3.750	12-Month SONIA	Annual	Annual	Sep 2054	125,560	180,403	305,963
Centrally Cleared	430,000,000	JPY	12-Month TONA	Fixed 0.600	Annual	Annual	Dec 2029	(4,886)	(35,920)	(40,806)
Centrally Cleared	7,800,000	ILS	3-Month TELBO	Fixed 4.400	Quarterly	Annual	Sep 2029	—	37,435	37,435
Centrally Cleared	4,800,000	ILS	3-Month TELBO	Fixed 4.180	Quarterly	Annual	Oct 2029	(15,352)	26,151	10,799
Centrally Cleared	14,214,000	EUR	Fixed 2.250	6-Month EURIBOR	Annual	Semiannual	Mar 2055	10,038	(128,051)	(118,013)
Centrally Cleared	8,700,000	EUR	6-Month EURIBOR	Fixed 2.342	Semiannual	Annual	Jan 2030	7,678	9,298	16,976
Centrally Cleared	27,280,000	KRW	3-Month KSDA	Fixed 3.000	Quarterly	Quarterly	Mar 2030	70	278	348
Centrally Cleared	7,000,000	EUR	12-Month ESTR	Fixed 2.028	Annual	Annual	Oct 2029	(1,092)	(22,606)	(23,698)
Centrally Cleared	5,600,000	AUD	6-Month BBSW	Fixed 4.500	Semiannual	Semiannual	Mar 2035	11,966	8,871	20,837
Centrally Cleared	1,900,000	EUR	12-Month ESTR	Fixed 1.795	Annual	Annual	Oct 2029	—	(24,854)	(24,854)
Centrally Cleared	2,000,000	AUD	6-Month BBSW	Fixed 4.250	Semiannual	Semiannual	Mar 2035	(897)	(17,019)	(17,916)
Centrally Cleared	4,400,000	EUR	12-Month ESTR	Fixed 1.923	Annual	Annual	Oct 2029	—	(32,073)	(32,073)
Centrally Cleared	300,000	CAD	Fixed 2.850	6-Month CORRA	Semiannual	Semiannual	Jun 2033	2,463	(4,578)	(2,115)
Centrally Cleared	2,900,000	USD	Fixed 3.750	12-Month SOFR	Annual	Annual	Dec 2026	18,169	(1,631)	16,538
Centrally Cleared	2,000,000	USD	Fixed 3.840	12-Month SOFR	Annual	Annual	Jun 2031	—	23,469	23,469
Centrally Cleared	3,900,000	USD	Fixed 3.940	12-Month SOFR	Annual	Annual	Aug 2026	—	1,331	1,331
Centrally Cleared	1,600,000	CAD	Fixed 3.180	6-Month CORRA	Semiannual	Semiannual	Jun 2033	(2,292)	(36,051)	(38,343)
Centrally Cleared	600,000	CAD	Fixed 2.880	6-Month CORRA	Semiannual	Semiannual	Sep 2033	—	(4,832)	(4,832)
Centrally Cleared	1,580,000	USD	Fixed 3.250	12-Month SOFR	Annual	Annual	Mar 2035	110,393	—	110,393
Centrally Cleared	3,580,000	USD	Fixed 3.000	12-Month SOFR	Annual	Annual	Mar 2030	177,189	(12,782)	164,407
Centrally Cleared	260,000	USD	Fixed 3.250	12-Month SOFR	Annual	Annual	Mar 2055	33,180	—	33,180
Centrally Cleared	7,700,000	USD	Fixed 3.813	12-Month SOFR	Annual	Annual	Oct 2031	7,173	96,388	103,561
Centrally Cleared	800,000	USD	Fixed 4.010	12-Month SOFR	Annual	Annual	May 2029	—	—	—
Centrally Cleared	2,300,000	USD	Fixed 4.079	12-Month SOFR	Annual	Annual	Aug 2034	—	—	—
Centrally Cleared	1,900,000	USD	Fixed 4.110	12-Month SOFR	Annual	Annual	Aug 2034	—	—	—
Centrally Cleared	950,000,000	JPY	12-Month TONA	Fixed 1.000	Annual	Annual	Mar 2035	(102,970)	2,312	(100,658)
Centrally Cleared	140,000,000	JPY	12-Month TONA	Fixed 1.000	Annual	Annual	Mar 2032	164	(1,464)	(1,300)
Centrally Cleared	640,000,000	JPY	12-Month TONA	Fixed 0.750	Annual	Annual	Mar 2030	(31,648)	(4,722)	(36,370)
Centrally Cleared	500,000	USD	12-Month SOFR	Fixed 4.100	Annual	Annual	Jan 2035	—	548	548
Centrally Cleared	13,300,000	GBP	12-Month SONIA	Fixed 4.000	Annual	Annual	Mar 2028	31,608	11,451	43,059
Centrally Cleared	400,000	CAD	Fixed 3.000	6-Month CORRA	Semiannual	Semiannual	Jun 2033	1,437	(7,340)	(5,903)
Centrally Cleared	300,000	CAD	Fixed 3.000	6-Month CORRA	Semiannual	Semiannual	Jun 2034	212	(4,169)	(3,957)
								$282,518	$(904,669)	$(622,151)
								$259,035	$(889,878)	$(630,843)
Credit Default Swaps - Buyer(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount(2)	Currency	USD notional amount(2)	Pay fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(3)
Centrally Cleared	CDX Investment Grade Index Series 43	$ 41,800,000	USD	$ 41,800,000	1.000%	Quarterly	Dec 2034	$ (233,330)	$(108,502)	$ (341,832)
Centrally Cleared	CDX Investment Grade Index Series 43	257,900,000	USD	257,900,000	1.000	Quarterly	Dec 2029	5,395,417	461,208	5,856,625
Centrally Cleared	iTraxx Europe Series 42	9,600,000	EUR	9,600,000	1.000	Quarterly	Dec 2029	(198,563)	(16,115)	(214,678)
				$309,300,000				$4,963,524	$336,591	$5,300,115

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio^
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Credit Default Swaps - Seller(4)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(5)	Notional amount(2)	Currency	USD notional amount(2)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(3)
Centrally Cleared	iTraxx Europe Series 42	0.941%	5,400,000	EUR	5,400,000	Fixed 1.000%	Quarterly	Dec 2034	$(14,013)	$(13,552)	$(27,565)
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, thePortfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
BBSW—Bank Bill Swap Reference Rate
CNRR—China 7-day Reverse Repo Rate
CORRA—Canadian Overnight Repo Rate Average
ESTR—Euro Short-Term Rate
EURIBOR—Euro Interbank Offered Rate
KLIBO—Kuala Lumpur Interbank Offered Rate
NZDBB—New Zealand Bank Dollar Bill
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SORA—Singapore Overnight Rate Average
TELBO—Tel Aviv Inter-Bank Offered Rate
THOR—Thai Overnight Repurchase Rate
TONA—Tokyo Overnight Average Rate
Written Options on Futures
Counterparty (OTC)/Exchange-Traded	Name of Issuer	Strike price	Expiration date	Number of contracts	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Calls
Exchange-Traded	Call option on 10 Year U.S. Treasury Note Futures	110.25	2/21/2025	23	$23,000	$ 6,313	$ 5,032	$1,281
Puts
Exchange-Traded	Put option on 10 Year U.S. Treasury Note Futures	107.75	2/21/2025	13	13,000	2,844	2,742	102
Exchange-Traded	Put option on 10 Year U.S. Treasury Note Futures	108.25	2/21/2025	10	10,000	2,656	2,656	—
						$5,500	$5,398	$102
						$11,813	$10,430	$1,383
Written Options on Interest Rate Swaps
Counterparty (OTC)/Exchange-Traded	Issue	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Calls
Goldman Sachs Bank USA	Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.30% versus EUR_LIBOR-BBA maturing 02/06/2025	2.30	2/6/2025	$900,000	$2,220	$ 386	$ 1,834
Goldman Sachs Bank USA	Call option to enter into an interest rate swap for the right to receive a fixed rate of 4.00% versus USD-SOFR maturing 02/24/2025	4.00	2/24/2025	1,100,000	3,795	5,072	(1,277)
					$6,015	$5,458	$557

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio^
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Written Options on Interest Rate Swaps — (continued)
Counterparty (OTC)/Exchange-Traded	Issue	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Puts
Bank of America, N.A.	Put option to enter into an interest rate swap for the right to pay a fixed rate of 4.25% versus USD_SOFR maturing 06/23/2025	4.25	6/23/2025	$4,600,000	$43,700	$ 30,572	$13,128
Goldman Sachs Bank USA	Put option to enter into an interest rate swap for the right to pay a fixed rate of 4.33% versus USD_SOFR maturing 09/25/2025	4.33	9/25/2025	6,200,000	68,200	53,324	14,876
Goldman Sachs Bank USA	Put option to enter into an interest rate swap for the right to pay a fixed rate of 4.28% versus USD_SOFR maturing 06/25/2025	4.28	6/25/2025	6,500,000	65,000	41,028	23,972
Goldman Sachs Bank USA	Put option to enter into an interest rate swap for the right to pay a fixed rate of 2.58% versus EUR-LIBOR_BBA maturing 02/06/2025	2.58	2/6/2025	900,000	2,220	87	2,133
Goldman Sachs Bank USA	Put option to enter into an interest rate swap for the right to pay a fixed rate of 4.35% versus USD-SOFR maturing 02/24/2025	4.35	2/24/2025	1,100,000	3,795	1,571	2,224
					$182,915	$126,582	$56,333
					$188,930	$132,040	$56,890
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
72	Long	Canada 5 Year Bonds	March 2025	$ 5,536,574	$ 5,656,063	$ 119,489
216	Short	Australian 10 Year Bonds	March 2025	15,290,801	15,082,541	208,260
117	Short	Euro-BOBL	March 2025	14,399,511	14,253,165	146,346
145	Short	Euro-BUND	March 2025	20,501,033	19,934,063	566,970
62	Short	Euro-OAT	March 2025	8,086,909	7,935,656	151,253
53	Short	Euro-Schatz	March 2025	5,896,163	5,872,925	23,238
47	Short	Japan 10 Year Bonds	March 2025	43,148,441	42,628,647	519,794
18	Short	Long Gilt	March 2025	2,109,181	2,070,459	38,722
27	Short	U.S. Treasury Long Bonds	March 2025	3,160,477	3,075,469	85,008
94	Short	U.S. Treasury Ultra Bonds	March 2025	11,535,888	11,136,062	399,826
						$2,258,906
						Unrealized (Depreciation)
31	Long	Australian 3 Year Bonds	March 2025	$ 2,050,699	$ 2,045,860	$ (4,839)
4	Long	Euro Buxl 30 Year Bonds	March 2025	579,907	534,967	(44,940)
112	Long	Euro-BTP	March 2025	14,210,300	13,924,071	(286,229)
74	Long	U.S. Treasury 10 Year Notes	March 2025	8,104,984	8,054,438	(50,546)
123	Long	U.S. Treasury 5 Year Notes	March 2025	13,160,304	13,086,047	(74,257)
30	Long	U.S. Treasury Ultra 10 Year Notes	March 2025	3,342,500	3,341,250	(1,250)
160	Short	Canada 10 Year Bonds	March 2025	13,578,120	13,643,514	(65,394)
						$(527,455)
		Net Unrealized Appreciation (Depreciation)				$1,731,451
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	AUD	4,407,000	USD	2,732,331	02/04/2025	$ —	$ (7,500)
	AUD	5,355,000	USD	3,329,606	03/04/2025	81	—
	CAD	2,674,000	USD	1,856,191	02/04/2025	16,230	—
	CAD	27,452,144	USD	18,941,071	03/04/2025	29,563	—
	CHF	1,045,000	USD	1,146,221	02/04/2025	—	(1,185)
	CHF	4,143,787	USD	4,587,775	03/04/2025	23,549	—

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio^
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	CNY	282,542	USD	39,156	02/12/2025	$ —	$ (91)
	CNY	282,443	USD	39,379	03/05/2025	208	—
	DKK	910,000	USD	125,258	02/04/2025	—	(1,249)
	EUR	679,934	RON	3,408,574	02/04/2025	5,341	—
	EUR	38,336,730	USD	39,515,024	02/04/2025	—	(255,513)
	GBP	2,317,000	USD	2,820,097	02/04/2025	—	(52,750)
	GBP	2,007,000	USD	2,491,555	03/04/2025	3,288	—
	JPY	718,732,489	USD	4,559,198	02/04/2025	—	(74,945)
	JPY	461,616,245	USD	2,981,589	03/04/2025	—	(4,338)
	KRW	2,560,611,480	USD	1,759,000	03/19/2025	—	(1,138)
	SEK	27,415,000	USD	2,450,386	02/04/2025	—	(22,151)
	SEK	27,395,279	USD	2,477,856	03/04/2025	2,931	—
	SGD	15,835,185	USD	11,585,381	02/04/2025	—	(66,705)
	SGD	13,903,291	USD	10,297,666	03/04/2025	55,001	—
	TWD	167,686,305	USD	5,105,601	04/25/2025	5,553	—
	USD	18,941,071	CAD	27,483,808	02/04/2025	—	(29,658)
	USD	1,003,688	CAD	1,452,000	03/04/2025	—	(3,420)
	USD	6,520,440	CHF	5,915,810	02/04/2025	—	(24,904)
	USD	39,379	CNY	282,345	02/12/2025	—	(159)
	USD	491,558	EUR	474,000	02/04/2025	169	—
	USD	881,170	EUR	848,000	03/04/2025	—	(336)
	USD	377,967	GBP	310,000	02/04/2025	6,402	—
	USD	3,597,732	JPY	559,290,657	02/04/2025	8,385	—
	USD	4,647,298	PLN	18,854,000	03/17/2025	—	(17,773)
	USD	6,043,397	SGD	8,145,290	02/04/2025	—	(49,806)
	ZAR	3,153,000	USD	168,205	03/19/2025	60	—
						156,761	(613,621)
Goldman Sachs Bank USA	BRL	18,373,090	USD	3,184,410	02/04/2025	40,513	—
	BRL	18,422,274	USD	3,093,477	03/06/2025	—	(33,223)
	BRL	37,300,000	USD	6,095,095	10/02/2025	59,341	—
	CAD	24,711,000	USD	17,194,896	02/04/2025	191,432	—
	CHF	4,866,854	USD	5,322,052	02/04/2025	—	(21,734)
	DKK	30,986,899	USD	4,550,873	04/01/2025	228,963	—
	EUR	86,366	RON	432,620	02/04/2025	607	—
	EUR	37,862,730	USD	39,333,375	03/04/2025	4,625	—
	ILS	236,000	USD	64,939	03/17/2025	—	(1,066)
	INR	36,780,106	USD	424,000	03/21/2025	1,045	—
	JPY	170,802,287	USD	1,087,220	02/04/2025	—	(14,056)
	KRW	7,419,368,024	USD	5,112,518	03/19/2025	12,521	—
	MXN	42,854,000	USD	2,079,154	03/19/2025	24,641	—
	MYR	2,258,843	USD	502,300	02/19/2025	—	(5,143)
	PEN	7,978,824	USD	2,125,816	02/06/2025	—	(17,112)
	PEN	8,601,855	USD	2,264,230	02/26/2025	—	(44,789)
	PEN	1,238,043	USD	326,054	03/24/2025	—	(6,060)
	PEN	7,998,472	USD	2,112,477	04/16/2025	—	(32,108)
	PEN	915,169	USD	242,641	04/21/2025	—	(2,716)
	RON	4,023,692	EUR	803,598	02/04/2025	—	(5,307)
	SGD	2,341,000	USD	1,716,448	02/04/2025	—	(6,142)
	SGD	4,255,097	USD	3,170,099	03/04/2025	35,335	—
	TWD	50,995,616	USD	1,552,000	04/25/2025	1,008	—
	USD	3,101,596	BRL	18,373,090	02/04/2025	42,301	—
	USD	3,184,516	BRL	18,757,755	03/06/2025	—	(876)
	USD	1,259,268	IDR	20,578,321,159	03/05/2025	742	—
	USD	3,347,213	IDR	54,662,342,773	03/19/2025	—	(2,736)
	USD	6,858,729	INR	597,468,740	03/21/2025	11,899	—
	USD	141,000	KRW	201,542,947	03/19/2025	—	(2,461)
	USD	832,352	MXN	16,946,603	02/11/2025	—	(15,329)
	USD	1,505,263	MXN	30,888,000	03/19/2025	—	(24,426)
	USD	2,112,477	PEN	7,984,740	02/06/2025	32,040	—
	USD	3,170,099	SGD	4,259,979	02/04/2025	—	(35,457)

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio^
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	1,057,169	ZAR	19,941,000	03/19/2025	$ 6,260	$ —
	ZAR	18,252,000	USD	963,325	03/19/2025	—	(10,032)
						693,273	(280,773)
Unrealized Appreciation (Depreciation)						$850,034	$(894,394)
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CNY—Chinese Yuan
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
IDR—Indonesian Rupiah
ILS—Israeli New Sheqel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
PEN—Peruvian Sol
PLN—Polish Zloty
RON—Romanian Leu
SEK—Swedish Krona
SGD—Singapore Dollar
TWD—New Taiwan Dollar
USD—United States Dollar
ZAR—South African Rand
Industry Allocation*
U.S. Government & Agency Obligations	54.9%
Foreign Government Obligations	23.3
Collateralized Mortgage Obligations	11.8
Banks	10.0
Other Asset Backed Securities	6.9
Auto Loan Receivables	2.5
Diversified Financial Services	1.9
Multi-National	1.2
Credit Card Receivables	1.1
Investment Companies	1.0
Short-Term Investments	0.7
Pharmaceuticals	0.6
Electric	0.5
Healthcare-Products	0.4
Semiconductors	0.4
Agriculture	0.4
Insurance	0.3
Auto Manufacturers	0.3
Real Estate	0.2
Savings & Loans	0.2
REITS	0.2
Media	0.2
Oil & Gas	0.2
Lodging	0.2
Internet	0.2
Telecommunications	0.2
Commercial and Residential	0.2
Mining	0.1
Pipelines	0.1
Commercial Services	0.1
Purchased Options	0.1
Municipal Securities	0.1
Software	0.1
120.6%

^	See Note 1.
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio^
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$53,808,046	$—	$53,808,046
Asset Backed Securities	—	30,281,596	—	30,281,596
Collateralized Mortgage Obligations	—	33,585,459	—	33,585,459
U.S. Government & Agency Obligations	—	155,563,909	—	155,563,909
Foreign Government Obligations	—	66,209,323	—	66,209,323
Municipal Securities	—	203,359	—	203,359
Purchased Options	—	205,373	—	205,373
Short-Term Investments:
U.S. Government	—	1,159,086	—	1,159,086
Other Short-Term Investments	929,103	—	—	929,103
Total Investments at Value	$929,103	$341,016,151	$—	$341,945,254
Other Financial Instruments:†
Swaps	$—	$2,173,515	$—	$2,173,515
Futures Contracts	2,258,906	—	—	2,258,906
Forward Foreign Currency Contracts	—	850,034	—	850,034
Written Options	1,383	58,167	—	59,550
Total Other Financial Instruments	$2,260,289	$3,081,716	$—	$5,342,005
LIABILITIES:
Forward Sales Contracts:
U.S. Government Agencies	$—	$69,290,702	$—	$69,290,702
Other Financial Instruments:†
Swaps	$—	$2,740,354	$—	$2,740,354
Futures Contracts	527,455	—	—	527,455
Forward Foreign Currency Contracts	—	894,394	—	894,394
Written Options	—	1,277	—	1,277
Total Other Financial Instruments	$527,455	$3,636,025	$—	$4,163,480
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.0%
Australia — 4.0%
AGL Energy, Ltd.	760,468	$ 5,447,690
Ampol, Ltd.	5,185	93,312
Aurizon Holdings, Ltd.	404,394	822,494
BlueScope Steel, Ltd.	23,081	303,972
Brambles, Ltd.	26,712	327,927
Downer EDI, Ltd.	139,278	494,239
JB Hi-Fi, Ltd.	11,749	738,237
Medibank Private, Ltd.	50,540	125,342
Metcash, Ltd.	136,697	268,425
Rio Tinto, Ltd.	56,443	4,115,720
Scentre Group	152,348	346,746
Sims, Ltd.	6,678	55,148
Stockland	18,799	59,960
Suncorp Group, Ltd.	205,460	2,646,543
Telstra Group, Ltd.	350,298	858,073
Viva Energy Group, Ltd.*	196,403	316,362
		17,020,190
Austria — 0.5%
Strabag SE	2,202	107,536
voestalpine AG	66,926	1,403,677
Wienerberger AG	18,075	525,815
		2,037,028
Belgium — 1.0%
Ageas SA	46,810	2,414,853
Bekaert SA	6,207	216,300
bpost SA	73,725	142,256
Colruyt Group NV	10,472	384,784
Proximus SADP	119,149	659,720
UCB SA	1,671	324,270
		4,142,183
Bermuda — 0.6%
First Pacific Co., Ltd.	182,000	100,647
Golden Ocean Group, Ltd.	40,108	373,374
Jardine Matheson Holdings, Ltd.	13,500	542,908
Kerry Properties, Ltd.	237,500	466,906
Skyworth Group, Ltd.	1,184,000	408,948
Yue Yuen Industrial Holdings, Ltd.	297,000	630,751
		2,523,534
Canada — 7.8%
ARC Resources, Ltd.	32,500	556,594
Atco, Ltd., Class I	38,151	1,213,555
Bank of Nova Scotia	19,600	1,002,825
Bausch Health Cos., Inc.†	74,500	552,592
Canadian Tire Corp., Ltd., Class A	2,691	302,956
Canfor Corp.†	20,800	215,965
CGI, Inc.	7,600	895,936
CI Financial Corp.	85,220	1,827,714
Empire Co., Ltd., Class A	7,600	223,500
Finning International, Inc.	21,300	531,859
George Weston, Ltd.	5,551	858,040
H&R Real Estate Investment Trust	63,019	405,427
IGM Financial, Inc.	8,900	285,552
Imperial Oil, Ltd.	23,700	1,576,412
Linamar Corp.	4,500	175,065
Loblaw Cos., Ltd.	7,600	951,628
Magna International, Inc.	185,309	7,346,823
Manulife Financial Corp.	28,400	849,254
Onex Corp.	11,381	872,907
RioCan Real Estate Investment Trust	19,507	248,040
Security Description	Shares or Principal Amount	Value

Canada (continued)
Sun Life Financial, Inc.	8,622	$ 497,203
Suncor Energy, Inc.	257,745	9,670,647
West Fraser Timber Co., Ltd.	21,600	1,872,788
		32,933,282
Denmark — 2.2%
AP Moller-Maersk A/S, Series B	5,310	7,845,710
D/S Norden A/S	11,845	334,815
H Lundbeck A/S	117,768	720,598
H Lundbeck A/S, Class A	6,058	30,167
Orsted A/S*†	10,778	414,063
		9,345,353
Finland — 2.0%
Fortum Oyj	80,709	1,172,774
Kesko Oyj, Class B	48,409	927,821
Kone Oyj, Class B	17,405	899,083
Nokia Oyj	667,632	3,130,304
Outokumpu Oyj	242,856	772,366
Sampo Oyj, Class A	40,527	1,668,226
		8,570,574
France — 5.4%
Amundi SA*	7,402	519,765
AXA SA	28,945	1,097,811
Canal+ SA†	63,029	143,850
Carrefour SA	21,844	310,004
Cie de Saint-Gobain SA	60,880	5,686,905
Cie Generale des Etablissements Michelin SCA	82,376	2,856,102
Louis Hachette Group†	63,029	84,296
Orange SA	65,403	702,615
Renault SA	62,081	3,194,839
Sanofi SA	56,706	6,150,923
Valeo SE	161,035	1,817,086
Vivendi SE	63,029	176,921
		22,741,117
Germany — 11.8%
Aurubis AG	6,916	544,177
BASF SE	217,258	10,495,987
Bayerische Motoren Werke AG	67,739	5,533,501
BioNTech SE ADR†	11,020	1,363,945
Continental AG	4,770	339,814
Fresenius Medical Care AG	5,749	286,477
Fresenius SE & Co. KGaA†	15,398	590,517
Hapag-Lloyd AG*	957	138,110
Heidelberg Materials AG	41,249	5,822,950
Mercedes-Benz Group AG	86,318	5,277,568
Volkswagen AG (Preference Shares)	191,667	19,645,134
		50,038,180
Hong Kong — 2.0%
CK Asset Holdings, Ltd.	162,500	677,912
Kingboard Holdings, Ltd.	268,000	681,885
Kingboard Laminates Holdings, Ltd.	467,500	469,176
New World Development Co., Ltd.	103,000	55,177
PCCW, Ltd.	221,000	128,483
Sino Land Co., Ltd.	42,000	40,267
SITC International Holdings Co., Ltd.	171,000	408,111
Sun Hung Kai Properties, Ltd.	199,000	1,783,953
Swire Pacific, Ltd., Class A	183,000	1,584,170

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
WH Group, Ltd.*	2,505,000	$ 1,953,881
Wharf Holdings, Ltd.	223,000	544,273
		8,327,288
Israel — 1.5%
Bezeq The Israeli Telecommunication Corp., Ltd.	453,086	720,523
Check Point Software Technologies, Ltd.†	4,893	1,066,772
G City, Ltd.	41,985	157,360
Oil Refineries, Ltd.	1,808,346	536,083
Paz Retail & Energy, Ltd.	1,253	180,205
Plus500, Ltd.	14,120	495,363
ZIM Integrated Shipping Services, Ltd.	190,530	3,391,434
		6,547,740
Italy — 0.7%
Enel SpA	169,791	1,206,013
Telecom Italia SpA†	2,676,243	736,145
Unipol Assicurazioni SpA	77,748	1,055,721
		2,997,879
Japan — 21.5%
AGC, Inc.	30,100	869,217
Alfresa Holdings Corp.	65,800	900,913
Alps Alpine Co., Ltd.	106,400	1,064,025
Amada Co., Ltd.	66,600	685,844
Arcs Co., Ltd.	13,000	225,813
Astellas Pharma, Inc.	34,300	333,978
Bic Camera, Inc.	37,700	405,556
Bridgestone Corp.	14,400	516,696
Brother Industries, Ltd.	35,000	616,046
Canon Marketing Japan, Inc.	14,400	472,098
Canon, Inc.	202,200	6,512,325
Chubu Electric Power Co., Inc.	107,200	1,115,880
Coca-Cola Bottlers Japan Holdings, Inc.	29,100	452,490
COMSYS Holdings Corp.	20,200	418,804
Dai Nippon Printing Co., Ltd.	115,900	1,710,642
Daicel Corp.	62,400	551,877
Dai-ichi Life Holdings, Inc.	41,400	1,131,123
Daito Trust Construction Co., Ltd.	28,800	3,083,394
DCM Holdings Co., Ltd.	21,900	200,170
Denka Co., Ltd.	14,500	206,126
DIC Corp.	5,000	108,186
Dowa Holdings Co., Ltd.	4,500	134,095
Edion Corp.	72,600	857,646
Electric Power Development Co., Ltd.	68,200	1,077,877
Fujitsu, Ltd.	295,500	5,714,341
Furukawa Electric Co., Ltd.	23,100	1,055,322
H2O Retailing Corp.	63,700	947,149
Hakuhodo DY Holdings, Inc.	29,600	219,759
Hino Motors, Ltd.†	214,800	702,655
Idemitsu Kosan Co., Ltd.	65,000	433,460
Inabata & Co., Ltd.	18,300	378,442
Isuzu Motors, Ltd.	57,900	777,058
Itoham Yonekyu Holdings, Inc.	13,800	343,368
Izumi Co., Ltd.	11,400	229,514
Japan Post Holdings Co., Ltd.	1,652,300	17,264,876
Japan Post Insurance Co., Ltd.	13,400	260,712
JFE Holdings, Inc.	15,400	178,262
Kamigumi Co., Ltd.	6,000	130,675
Kandenko Co., Ltd.	38,900	622,400
Kaneka Corp.	6,900	167,232
Kao Corp.	15,500	616,457
KDDI Corp.	4,100	136,768
Security Description	Shares or Principal Amount	Value

Japan (continued)
Kewpie Corp.	19,300	$ 375,320
Kinden Corp.	11,300	231,212
Konica Minolta, Inc.	183,700	743,294
K's Holdings Corp.	96,800	889,143
Kuraray Co., Ltd.	15,700	229,820
Mazda Motor Corp.	92,700	632,226
Medipal Holdings Corp.	77,800	1,170,313
MEIJI Holdings Co., Ltd.	37,800	761,183
Mitsubishi Chemical Group Corp.	132,900	677,984
Mitsubishi Gas Chemical Co., Inc.	6,700	117,040
Mitsubishi Materials Corp.	35,300	554,761
Mitsubishi Shokuhin Co., Ltd.	8,500	272,636
Mitsui Mining & Smelting Co., Ltd.	10,600	313,004
Morinaga Milk Industry Co., Ltd.	18,100	338,349
MS&AD Insurance Group Holdings, Inc.	284,700	5,929,546
Nagase & Co., Ltd.	6,400	119,976
NEC Corp.	4,500	446,261
Nikon Corp.	54,500	583,435
Nippon Electric Glass Co., Ltd.	15,600	335,144
Nippon Shokubai Co., Ltd.	16,700	202,425
Nippon Telegraph & Telephone Corp.	450,200	442,707
Nippon Television Holdings, Inc.	25,100	463,336
Nisshinbo Holdings, Inc.	18,400	105,259
Nitto Denko Corp.	69,500	1,230,400
Otsuka Corp.	13,700	308,998
PALTAC Corp.	10,300	287,817
Panasonic Holdings Corp.	153,600	1,579,991
Persol Holdings Co., Ltd.	648,200	985,248
Resonac Holdings Corp.	10,100	245,785
Ricoh Co., Ltd.	58,300	667,929
Sankyu, Inc.	8,400	299,722
Seiko Epson Corp.	57,500	1,038,352
Seino Holdings Co., Ltd.	34,500	521,860
Sekisui Chemical Co., Ltd.	43,800	727,938
Sekisui House, Ltd.	38,000	874,212
Shimamura Co., Ltd.	11,300	642,583
Sohgo Security Services Co., Ltd.	27,700	186,005
Sompo Holdings, Inc.	45,000	1,252,735
Subaru Corp.	54,800	953,564
Sugi Holdings Co., Ltd.	34,400	598,320
Sumitomo Heavy Industries, Ltd.	8,700	178,757
Sumitomo Pharma Co., Ltd.†	96,200	376,616
Suzuken Co., Ltd.	38,900	1,214,132
Taiheiyo Cement Corp.	3,800	95,704
Taiyo Yuden Co., Ltd.	35,400	501,300
TIS, Inc.	10,200	225,386
Toho Gas Co., Ltd.	7,300	182,989
Tohoku Electric Power Co., Inc.	45,300	330,358
Tokai Rika Co., Ltd.	10,200	149,676
Toppan Holdings, Inc.	19,700	552,407
Toyo Seikan Group Holdings, Ltd.	59,900	908,905
TS Tech Co., Ltd.	14,000	158,937
Tsuruha Holdings, Inc.	5,400	330,346
UBE Corp.	16,400	241,294
United Super Markets Holdings, Inc.	37,600	188,591
Yamada Holdings Co., Ltd.	423,400	1,243,568
Yamato Holdings Co., Ltd.	147,000	1,762,378
		90,806,448
Jersey — 2.5%
Glencore PLC	2,385,635	10,356,614
Luxembourg — 2.2%
ArcelorMittal SA	372,073	9,231,929

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands — 6.2%
Akzo Nobel NV	10,431	$ 592,490
Havas NV†	63,029	99,322
Koninklijke Ahold Delhaize NV	476,353	16,871,386
NN Group NV	104,479	4,801,811
NXP Semiconductors NV	1,678	349,947
Randstad NV	76,722	3,309,038
		26,023,994
New Zealand — 0.1%
Air New Zealand, Ltd.	333,661	118,544
Contact Energy, Ltd.	36,831	193,210
Fletcher Building, Ltd.†	93,433	150,778
		462,532
Norway — 1.1%
DNO ASA	178,510	206,482
Leroy Seafood Group ASA	13,257	65,683
Telenor ASA	129,289	1,580,517
Yara International ASA	98,778	2,947,421
		4,800,103
Portugal — 0.1%
Navigator Co. SA	69,894	255,854
Sonae SGPS SA	121,483	113,559
		369,413
Singapore — 0.5%
ComfortDelGro Corp., Ltd.	730,800	758,011
Hutchison Port Holdings Trust	1,950,100	310,752
Jardine Cycle & Carriage, Ltd.	19,100	391,627
JOYY, Inc. ADR†	11,893	515,562
Venture Corp., Ltd.	16,500	153,221
		2,129,173
Spain — 2.6%
Mapfre SA	635,596	1,768,571
Naturgy Energy Group SA	24,316	597,261
Telefonica SA	2,145,015	8,756,770
		11,122,602
Sweden — 2.5%
Electrolux AB, Class B†	88,433	796,081
Peab AB, Class B	84,357	606,042
Samhallsbyggnadsbolaget i Norden AB	1,599,899	808,589
Skanska AB, Class B	60,174	1,288,233
Tele2 AB, Class B	74,980	833,311
Telefonaktiebolaget LM Ericsson, Class B	709,872	5,349,796
Telia Co. AB	90,546	265,767
Volvo AB, Class B	20,964	578,619
		10,526,438
Switzerland — 5.7%
Adecco Group AG	33,845	805,406
Security Description	Shares or Principal Amount	Value

Switzerland (continued)
Novartis AG	32,077	$ 3,361,857
Roche Holding AG	55,694	17,488,225
Swatch Group AG	7,346	1,352,563
Swiss Life Holding AG	224	183,272
Zurich Insurance Group AG	1,700	1,030,867
		24,222,190
United Kingdom — 14.5%
Abrdn PLC	418,995	801,618
Centrica PLC	2,062,855	3,644,572
Currys PLC†	616,714	718,087
Direct Line Insurance Group PLC	720,479	2,386,929
Evraz PLC†(1)	204,785	3,473
GSK PLC	579,141	10,122,845
Imperial Brands PLC	132,260	4,462,599
International Distribution Services PLC	595,091	2,687,677
Kingfisher PLC	625,364	1,903,210
M&G PLC	779,355	2,010,050
NatWest Group PLC	1,443,439	7,710,168
Pearson PLC	5,947	98,828
Persimmon PLC	166,234	2,594,418
Rio Tinto PLC	129,521	7,819,754
Taylor Wimpey PLC	1,071,245	1,585,919
Vodafone Group PLC	15,138,375	12,918,759
		61,468,906
Total Long-Term Investment Securities (cost $411,156,453)		418,744,690
REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 01/31/2025, to be repurchased 02/03/2025 in the amount of $914,315 and collateralized by $1,346,800 of United States Treasury Bonds, bearing interest at 2.50% due 05/15/2046 and having an approximate value of $932,626 (cost $914,211)	$ 914,211	914,211
TOTAL INVESTMENTS (cost $412,070,664)(2)	99.2%	419,658,901
Other assets less liabilities	0.8	3,402,296
NET ASSETS	100.0%	$423,061,197
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PIMCO RAE International Value Portfolio has no right to demand registration of these securities. At January 31, 2025, the aggregate value of these securities was $3,342,181 representing 0.8% of net assets.
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt

Industry Allocation*
Insurance	11.5%
Pharmaceuticals	10.0
Auto Manufacturers	8.9
Telecommunications	8.9
Food	6.1
Mining	5.6
Chemicals	4.6

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Industry Allocation*(continued)
Transportation	4.5%
Building Materials	3.5
Electric	3.1
Auto Parts & Equipment	3.0
Oil & Gas	3.0
Retail	2.9
Iron/Steel	2.9
Office/Business Equipment	2.2
Real Estate	2.1
Computers	2.1
Banks	2.0
Commercial Services	1.9
Home Builders	1.4
Agriculture	1.1
Gas	1.0
Diversified Financial Services	0.9
Engineering & Construction	0.8
Home Furnishings	0.7
Biotechnology	0.5
Electronics	0.5
Electrical Components & Equipment	0.4
Hand/Machine Tools	0.3
REITS	0.3
Repurchase Agreements	0.2
Packaging & Containers	0.2
Machinery-Diversified	0.2
Healthcare-Services	0.2
Private Equity	0.2
Distribution/Wholesale	0.2
Apparel	0.2
Forest Products & Paper	0.2
Media	0.1
Miscellaneous Manufacturing	0.1
Cosmetics/Personal Care	0.1
Holding Companies-Diversified	0.1
Internet	0.1
Beverages	0.1
Semiconductors	0.1
Advertising	0.1
Software	0.1
99.2%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$32,933,282	$—	$—	$32,933,282
France	228,146	22,512,971	—	22,741,117
Germany	1,363,945	48,674,235	—	50,038,180
Israel	4,458,206	2,089,534	—	6,547,740
Netherlands	449,269	25,574,725	—	26,023,994
Singapore	515,562	1,613,611	—	2,129,173
United Kingdom	—	61,465,433	3,473	61,468,906
Other Countries	—	216,862,298	—	216,862,298
Repurchase Agreements	—	914,211	—	914,211
Total Investments at Value	$39,948,410	$379,707,018	$3,473	$419,658,901
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 9.1%
Aerospace/Defense — 0.3%
Boeing Co.
2.20%, 02/04/2026	$ 700,000	$ 681,933
6.26%, 05/01/2027	100,000	102,582
6.30%, 05/01/2029	300,000	312,084
6.39%, 05/01/2031	100,000	105,220
6.53%, 05/01/2034	100,000	105,645
6.86%, 05/01/2054	200,000	214,608
7.01%, 05/01/2064	100,000	108,149
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	800,000	786,064
		2,416,285
Agriculture — 0.1%
Imperial Brands Finance PLC
6.13%, 07/27/2027*	600,000	616,766
Airlines — 0.4%
Alaska Airlines Pass-Through Trust
4.80%, 02/15/2029*	137,289	136,258
American Airlines Pass-Through Trust
3.00%, 04/15/2030	436,113	408,406
3.25%, 04/15/2030	124,550	114,900
3.38%, 11/01/2028	104,937	101,543
4.00%, 08/15/2030	63,875	60,195
British Airways Pass-Through Trust
3.35%, 12/15/2030*	302,281	285,684
3.80%, 03/20/2033*	335,365	321,347
Spirit Airlines Pass-Through Trust
3.65%, 08/15/2031	324,318	285,154
United Airlines Pass-Through Trust
2.88%, 04/07/2030	645,032	604,248
3.10%, 04/07/2030	645,032	588,497
4.55%, 02/25/2033	681,830	636,751
		3,542,983
Auto Manufacturers — 0.3%
Ford Motor Credit Co. LLC
2.90%, 02/10/2029	200,000	180,108
6.13%, 03/08/2034	500,000	489,839
6.80%, 05/12/2028	700,000	725,471
7.35%, 11/04/2027	200,000	209,271
Hyundai Capital America FRS
5.67%, (SOFR+1.15%), 08/04/2025*	1,000,000	1,003,657
		2,608,346
Banks — 2.6%
Bank of America Corp.
5.16%, 01/24/2031	200,000	200,620
5.20%, 04/25/2029	200,000	201,719
5.93%, 09/15/2027	300,000	305,431
Barclays PLC
5.69%, 03/12/2030	300,000	304,764
6.22%, 05/09/2034	600,000	620,582
BNP Paribas SA
5.79%, 01/13/2033*	400,000	404,092
BPCE SA
6.92%, 01/14/2046*	600,000	620,866
Citigroup, Inc.
4.40%, 06/10/2025	750,000	748,967
Citizens Financial Group, Inc.
6.65%, 04/25/2035	800,000	846,938
Credit Agricole SA
5.86%, 01/09/2036*	250,000	251,573
Security Description		Shares or Principal Amount	Value

Banks (continued)
Goldman Sachs Group, Inc.
5.73%, 04/25/2030		$ 1,375,000	$ 1,404,978
HSBC Holdings PLC
7.39%, 11/03/2028		1,100,000	1,164,914
ING Groep NV
6.11%, 09/11/2034		300,000	311,399
JPMorgan Chase & Co.
4.57%, 06/14/2030		1,400,000	1,377,769
Lloyds Banking Group PLC
5.68%, 01/05/2035		200,000	200,612
Lloyds Banking Group PLC FRS
5.51%, (SOFR+1.06%), 11/26/2028		800,000	801,464
Mitsubishi UFJ Financial Group, Inc.
5.57%, 01/16/2036		200,000	201,056
Morgan Stanley
3.79%, 03/21/2030	EUR	1,300,000	1,388,138
5.12%, 02/01/2029		600,000	603,475
5.66%, 04/18/2030		400,000	408,420
NatWest Group PLC
4.89%, 05/18/2029		1,100,000	1,092,950
7.47%, 11/10/2026		1,500,000	1,529,199
Royal Bank of Canada
5.15%, 02/04/2031		200,000	200,833
Santander Holdings USA, Inc.
2.49%, 01/06/2028		400,000	381,177
3.45%, 06/02/2025		700,000	696,575
5.81%, 09/09/2026		1,100,000	1,105,932
Stichting AK Rabobank Certificaten
6.50%, 03/29/2173	EUR	945,450	1,131,784
Toronto-Dominion Bank
4.78%, 12/17/2029		300,000	296,885
UBS AG
5.65%, 09/11/2028		200,000	205,334
UBS Group AG
3.75%, 03/26/2025		250,000	249,762
6.33%, 12/22/2027*		300,000	307,861
6.37%, 07/15/2026*		1,700,000	1,711,546
6.44%, 08/11/2028*		750,000	774,989
7.75%, 03/01/2029	EUR	600,000	708,674
Wells Fargo & Co.
5.57%, 07/25/2029		500,000	509,421
			23,270,699
Beverages — 0.1%
Bacardi-Martini BV
5.55%, 02/01/2030*		400,000	404,239
Biotechnology — 0.0%
Illumina, Inc.
2.55%, 03/23/2031		400,000	342,864
Building Materials — 0.0%
CRH SMW Finance DAC
5.13%, 01/09/2030		300,000	301,266
Commercial Services — 0.0%
Equifax, Inc.
4.80%, 09/15/2029		300,000	297,312
Computers — 0.0%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*		200,000	190,228

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
2.45%, 10/29/2026	$ 1,000,000	$ 960,133
6.10%, 01/15/2027	1,100,000	1,123,657
Ally Financial, Inc.
6.85%, 01/03/2030	300,000	313,650
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027*	318,000	296,109
2.88%, 02/15/2025*	400,000	399,700
Brighthouse Holdings LLC
6.50%, 07/27/2037*(1)(2)	500,000	440,400
Cantor Fitzgerald LP
7.20%, 12/12/2028*	300,000	315,353
Citadel LP
6.38%, 01/23/2032*	300,000	305,080
Lazard Group LLC
4.38%, 03/11/2029	200,000	194,631
Marex Group PLC
6.40%, 11/04/2029	100,000	101,046
Nomura Holdings, Inc.
2.33%, 01/22/2027	500,000	475,725
OneMain Finance Corp.
6.63%, 05/15/2029	100,000	101,598
Synchrony Financial
5.94%, 08/02/2030	600,000	607,846
TPG Operating Group II LP
5.88%, 03/05/2034	300,000	305,758
		5,940,686
Electric — 1.9%
AEP Texas, Inc.
5.25%, 05/15/2052	200,000	179,011
AEP Transmission Co. LLC
5.15%, 04/01/2034	400,000	393,734
AES Corp.
5.45%, 06/01/2028	400,000	403,157
Alabama Power Co.
3.70%, 12/01/2047	300,000	223,266
Appalachian Power Co.
4.50%, 08/01/2032	200,000	189,019
5.65%, 04/01/2034	300,000	300,386
Arizona Public Service Co.
2.65%, 09/15/2050	400,000	231,924
Cleveland Electric Illuminating Co.
4.55%, 11/15/2030*	836,000	805,564
Dominion Energy, Inc.
7.00%, 06/01/2054	1,200,000	1,269,248
DTE Electric Co.
5.20%, 04/01/2033	100,000	99,836
DTE Energy Co.
5.10%, 03/01/2029	100,000	100,330
Duke Energy Progress LLC
4.00%, 04/01/2052	800,000	610,448
Edison International
6.95%, 11/15/2029	400,000	399,396
Electricite de France SA
6.38%, 01/13/2055*	900,000	896,293
Enel Finance International NV
4.63%, 06/15/2027*	1,400,000	1,390,480
Eversource Energy
5.45%, 03/01/2028	200,000	202,907
Security Description		Shares or Principal Amount	Value

Electric (continued)
Georgia Power Co.
4.70%, 05/15/2032		$ 1,300,000	$ 1,264,354
Liberty Utilities Finance GP 1
2.05%, 09/15/2030*		1,000,000	843,823
Louisville Gas & Electric Co.
5.45%, 04/15/2033		100,000	101,160
Pacific Gas & Electric Co.
3.30%, 12/01/2027		500,000	472,703
4.25%, 03/15/2046		1,300,000	994,008
6.10%, 01/15/2029		1,400,000	1,419,992
Pacific Gas & Electric Co. FRS
5.38%, (SOFR+0.95%), 09/04/2025		1,900,000	1,902,181
Rochester Gas & Electric Corp.
1.85%, 12/01/2030*		960,000	792,308
Southern California Edison Co.
3.90%, 03/15/2043		200,000	149,210
4.00%, 04/01/2047		1,500,000	1,098,150
4.05%, 03/15/2042		200,000	155,942
4.65%, 10/01/2043		480,000	395,157
			17,283,987
Gas — 0.2%
Boston Gas Co.
3.76%, 03/16/2032*		1,100,000	987,265
Southern California Gas Co.
4.13%, 06/01/2048		1,400,000	1,091,152
			2,078,417
Healthcare-Products — 0.0%
Zimmer Biomet Holdings, Inc.
5.20%, 09/15/2034		200,000	196,340
Healthcare-Services — 0.3%
Centene Corp.
2.63%, 08/01/2031		600,000	496,487
Elevance Health, Inc.
5.70%, 02/15/2055		200,000	192,522
HCA, Inc.
4.13%, 06/15/2029		300,000	287,687
5.90%, 06/01/2053		700,000	666,568
Northwell Healthcare, Inc.
3.98%, 11/01/2046		700,000	542,169
			2,185,433
Insurance — 0.4%
Arthur J. Gallagher & Co.
5.15%, 02/15/2035		200,000	194,634
Athene Global Funding FRS
4.01%, (3 ME+1.00%), 02/23/2027	EUR	600,000	623,797
Athene Holding, Ltd.
5.88%, 01/15/2034		600,000	606,918
F&G Global Funding
5.88%, 01/16/2030*		100,000	100,977
Fairfax Financial Holdings, Ltd.
3.38%, 03/03/2031		400,000	357,527
GA Global Funding Trust
2.90%, 01/06/2032*		800,000	674,576
Jackson National Life Global Funding
5.35%, 01/13/2030*		200,000	201,084
Jackson National Life Global Funding FRS
5.34%, (SOFR+0.97%), 01/14/2028*		100,000	100,256
NLG Global Funding
5.40%, 01/23/2030*		300,000	302,395

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
RGA Global Funding
5.05%, 12/06/2031*	$ 300,000	$ 295,099
		3,457,263
Internet — 0.0%
Meta Platforms, Inc.
5.55%, 08/15/2064	100,000	97,131
Lodging — 0.1%
Sands China, Ltd.
3.80%, 01/08/2026	400,000	394,538
Wynn Macau, Ltd.
5.63%, 08/26/2028*	200,000	192,997
		587,535
Machinery-Construction & Mining — 0.1%
Weir Group PLC
2.20%, 05/13/2026*	900,000	868,446
Mining — 0.0%
Northern Star Resources, Ltd.
6.13%, 04/11/2033*	200,000	203,436
Oil & Gas — 0.1%
Aker BP ASA
4.00%, 01/15/2031*	200,000	185,273
Canadian Natural Resources, Ltd.
5.00%, 12/15/2029*	200,000	197,625
HF Sinclair Corp.
5.75%, 01/15/2031	300,000	300,296
Occidental Petroleum Corp.
6.20%, 03/15/2040	300,000	296,139
		979,333
Packaging & Containers — 0.1%
Berry Global, Inc.
5.50%, 04/15/2028	400,000	404,154
Pharmaceuticals — 0.0%
Bayer US Finance II LLC
4.38%, 12/15/2028*	400,000	386,520
Pipelines — 0.3%
Cheniere Energy, Inc.
5.65%, 04/15/2034	300,000	299,902
Energy Transfer LP
4.75%, 01/15/2026	40,000	40,014
6.05%, 06/01/2041	1,200,000	1,192,921
Williams Cos., Inc.
4.80%, 11/15/2029	600,000	594,387
5.15%, 03/15/2034	300,000	292,012
		2,419,236
Private Equity — 0.1%
KKR Group Finance Co. XII LLC
4.85%, 05/17/2032*	1,300,000	1,265,172
REITS — 0.5%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/2029	100,000	97,729
American Tower Corp.
2.10%, 06/15/2030	400,000	343,459
4.00%, 06/01/2025	690,000	688,492
5.80%, 11/15/2028	900,000	925,824
EPR Properties
3.60%, 11/15/2031	200,000	176,250
Security Description		Shares or Principal Amount	Value

REITS (continued)
Goodman US Finance Five LLC
4.63%, 05/04/2032*		$ 100,000	$ 95,252
Goodman US Finance Three LLC
3.70%, 03/15/2028*		1,200,000	1,148,934
Highwoods Realty LP
2.60%, 02/01/2031		100,000	83,900
Sun Communities Operating LP
5.50%, 01/15/2029		200,000	202,057
VICI Properties LP
4.75%, 02/15/2028		1,000,000	992,639
			4,754,536
Semiconductors — 0.2%
Broadcom, Inc.
3.47%, 04/15/2034*		100,000	86,412
4.35%, 02/15/2030		550,000	534,807
Microchip Technology, Inc.
4.90%, 03/15/2028		100,000	99,854
NXP BV/NXP Funding LLC/NXP USA, Inc.
5.00%, 01/15/2033		900,000	879,245
			1,600,318
Software — 0.1%
Oracle Corp.
2.95%, 05/15/2025		700,000	696,639
Telecommunications — 0.2%
AT&T, Inc.
3.85%, 06/01/2060		1,300,000	903,373
T-Mobile USA, Inc.
2.40%, 03/15/2029		700,000	633,017
3.40%, 10/15/2052		700,000	465,789
			2,002,179
Total Corporate Bonds & Notes (cost $84,952,011)			81,397,749
ASSET BACKED SECURITIES — 3.8%
Auto Loan Receivables — 1.0%
Avis Budget Rental Car Funding AESOP LLC
Series 2023-3A, Class A 5.44%, 02/22/2028*		1,900,000	1,921,192
Series 2023-5A, Class A 5.78%, 04/20/2028*		800,000	815,301
Citizens Auto Receivables Trust
Series 2023-1, Class A4 5.78%, 10/15/2030*		1,900,000	1,937,141
Enterprise Fleet Financing LLC
Series 2024-2, Class A2 5.74%, 12/20/2026*		1,200,000	1,208,617
Ford Auto Securitization Trust
Series 2024-AA, Class A3 4.97%, 03/15/2030*	CAD	600,000	429,927
Ford Auto Securitization Trust II Asset-Backed Notes
Series 2023-B, Class A1 5.89%, 05/15/2026*	CAD	94,953	65,461
GM Financial Consumer Automobile Receivables Trust
Series 2023-2, Class A2A 5.10%, 05/18/2026		7,453	7,454
GM Financial Revolving Receivables Trust
Series 2023-1, Class A 5.12%, 04/11/2035*		1,200,000	1,215,887

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Honda Auto Receivables Owner Trust
Series 2023-2, Class A3 4.93%, 11/15/2027	$ 1,000,000	$ 1,004,251
Tesla Auto Lease Trust
Series 2023-B, Class A2 6.02%, 09/22/2025*	53,990	54,031
Veros Auto Receivables Trust
Series 2023-1, Class A 7.12%, 11/15/2028*	133,251	133,874
Westlake Automobile Receivables Trust FRS
Series 2023-3A, Class A2B 5.08%, (SOFR30A+0.67%), 10/15/2026*	206,666	206,754
		8,999,890
Credit Card Receivables — 0.1%
Golden Credit Card Trust
Series 2022-4A, Class A 4.31%, 09/15/2027*	1,100,000	1,098,090
Home Equity — 0.2%
Mastr Asset Backed Securities Trust FRS
Series 2004-WMC3, Class M1 5.25%, (TSFR1M+0.94%), 10/25/2034	355,164	341,767
Merrill Lynch Mtg. Investors Trust FRS
Series 2005-NC1, Class M1 5.15%, (TSFR1M+0.83%), 10/25/2035	1,945,180	1,928,784
		2,270,551
Other Asset Backed Securities — 2.5%
Atlas Senior Loan Fund XV, Ltd. FRS
Series 2019-15A, Class A1R 5.51%, (TSFR3M+1.22%), 10/23/2032*	1,017,715	1,020,162
Birch Grove CLO, Ltd. FRS
Series 2024-19A, Class A1RR 5.89%, (TSFR3M+1.59%), 07/17/2037*	1,100,000	1,111,980
Countrywide Asset-Backed Certs. FRS
Series 2006-26, Class 1A 4.57%, (TSFR1M+0.25%), 06/25/2037	125,542	116,725
Series 2007-1, Class 2A3 4.57%, (TSFR1M+0.25%), 07/25/2037	7,581	7,527
Series 2007-10, Class 2A4 4.68%, (TSFR1M+0.36%), 06/25/2047	430,273	408,039
Series 2005-3, Class MV7 6.38%, (TSFR1M+2.06%), 08/25/2035	1,100,000	1,003,665
Crown Point CLO 7, Ltd. FRS
Series 2018-7A, Class AR 5.52%, (TSFR3M+1.23%), 10/20/2031*	506,773	507,597
DLLMT LLC
Series 2023-1A, Class A2 5.78%, 11/20/2025*	62,356	62,414
Ford Credit Floorplan Master Owner Trust FRS
Series 2024-3, Class A2 5.18%, (SOFR30A+0.77%), 09/15/2029*	1,200,000	1,206,559
Fremont Home Loan Trust FRS
Series 2005-1, Class M5 5.49%, (TSFR1M+1.18%), 06/25/2035	366,448	352,860
Golub Capital Partners Static, Ltd. FRS
Series 2024-1A, Class A1 5.52%, (TSFR3M+1.23%), 04/20/2033*	812,459	812,837
Greywolf CLO III, Ltd. FRS
Series 2020-3RA, Class A1R2 5.52%, (TSFR3M+1.23%), 04/22/2033*	1,100,000	1,100,899
Security Description		Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Grosvenor Place CLO DAC FRS
Series 2024-2A, Class A 3.85%, (3 ME+1.24%), 01/15/2039*	EUR	1,200,000	$ 1,245,736
KKR CLO 33, Ltd. FRS
Series 2021-33A, Class A 5.72%, (TSFR3M+1.43%), 07/20/2034*		$ 1,100,000	1,101,100
LCM 30, Ltd. FRS
Series 2021-30A, Class AR 5.63%, (TSFR3M+1.34%), 04/20/2031*		1,087,482	1,091,097
LCM 31, Ltd. FRS
Series 2021-31A, Class AR 5.57%, (TSFR3M+1.28%), 07/20/2034*		1,100,000	1,103,327
Ocean Trails CLO 8 FRS
Series 2020-8A, Class ARR 5.59%, (TSFR3M+1.29%), 07/15/2034*		1,100,000	1,102,413
Octagon Loan Funding, Ltd. FRS
Series 2014-1A, Class ARR 5.93%, (TSFR3M+1.44%), 11/18/2031*		183,081	183,359
Octane Receivables Trust
Series 2023-3A, Class A2 6.44%, 03/20/2029*		1,137,574	1,149,067
PHEAA Student Loan Trust FRS
Series 2016-2A, Class A 5.42%, (SOFR30A+1.06%), 11/25/2065*		151,214	150,852
Recette CLO, Ltd. FRS
Series 2015-1A, Class ARR 5.63%, (TSFR3M+1.34%), 04/20/2034*		1,000,000	1,002,450
Regatta XV Funding, Ltd. FRS
Series 2018-4A, Class A1R 5.50%, (TSFR3M+1.20%), 10/25/2031*		730,724	731,610
Romark CLO, Ltd. FRS
Series 2017-1A, Class A1R 5.58%, (TSFR3M+1.29%), 10/23/2030*		362,086	362,513
SMB Private Education Loan Trust FRS
Series 2016-B, Class A2B 5.87%, (TSFR1M+1.56%), 02/17/2032*		14,310	14,318
Start II, Ltd.
Series 2019-1, Class A 4.09%, 03/15/2044*		232,577	228,793
TCW CLO AMR, Ltd. FRS
Series 2019-1A, Class ASNR 5.78%, (TSFR3M+1.30%), 08/16/2034*		1,100,000	1,102,475
Trinitas CLO VI, Ltd. FRS
Series 2017-6A, Class ARRR 5.63%, (TSFR3M+1.33%), 01/25/2034*		1,100,000	1,103,931
Trinitas CLO XIV, Ltd. FRS
Series 2020-14A, Class A1R 5.64%, (TSFR3M+1.34%), 01/25/2034*		1,100,000	1,102,669
TSTAT, Ltd. FRS
Series 2022-1A, Class A1RR 5.44%, (TSFR3M+1.15%), 07/20/2037*		624,668	625,321
Verdelite Static CLO, Ltd. FRS
Series 2024-1A, Class A 5.42%, (TSFR3M+1.13%), 07/20/2032*		981,940	983,408
			22,095,703
Total Asset Backed Securities (cost $34,378,882)			34,464,234
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.4%
Commercial and Residential — 3.3%
ALBA PLC FRS
Series 2005-1, Class A3 5.03%, (SONIA+0.31%), 11/25/2042	GBP	179,314	220,282

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Alternative Loan Trust
Series 2005-J11, Class 1A15 5.50%, 11/25/2035		$ 103,637	$ 57,067
Series 2005-65CB, Class 2A6 6.00%, 12/25/2035		129,506	90,063
Series 2007-J1, Class 2A4 6.00%, 03/25/2037		610,803	227,209
Alternative Loan Trust FRS
Series 2006-OA3, Class 2A1 4.85%, (TSFR1M+0.53%), 05/25/2036		1,937,724	1,771,944
American Home Mtg. Assets Trust FRS
Series 2006-3, Class 3A11 4.55%, (TSFR1M+0.23%), 10/25/2046		9,402	8,304
Angel Oak Mtg. Trust VRS
Series 2020-4, Class A1 1.47%, 06/25/2065*(3)		107,216	101,423
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2022-FL1, Class A 5.86%, (SOFR30A+1.45%), 01/15/2037*		758,835	758,835
BDS LLC FRS
Series 2022-FL11, Class ATS 6.10%, (TSFR1M+1.80%), 03/19/2039*		827,805	827,812
BX Trust FRS
Series 2018-GW, Class A 5.40%, (TSFR1M+1.10%), 05/15/2035*		580,000	579,638
Chase Home Lending Mtg. Trust FRS
Series 2024-7, Class A11 5.65%, (SOFR30A+1.30%), 06/25/2055*		923,474	927,221
Chase Home Lending Mtg. Trust VRS
Series 2024-RPL3, Class A1A 3.25%, 09/25/2064*(3)		866,142	763,618
ChaseFlex Trust FRS
Series 2007-2, Class A1 4.99%, (TSFR1M+0.67%), 05/25/2037		365,037	346,725
Citigroup Mtg. Loan Trust FRS
Series 2024-1, Class A11 5.70%, (SOFR30A+1.35%), 07/25/2054*		924,853	927,080
COLT Mtg. Loan Trust
Series 2024-3, Class A1 6.39%, 06/25/2069*(1)		455,717	459,990
COMM Mtg. Trust VRS
Series 2018-HOME, Class A 3.82%, 04/10/2033*(3)		1,100,000	1,053,653
Credit Suisse Commercial Mtg. FRS
Series 2021-SOP2, Class A 5.49%, (TSFR1M+1.18%), 06/15/2034*		799,160	776,017
Cross Mtg. Trust
Series 2024-H3, Class A1 6.27%, 06/25/2069*(1)		963,734	972,301
CSMC Trust VRS
Series 2018-RPL9, Class A 3.85%, 09/25/2057*(3)		884,503	845,630
Eurosail PLC FRS
Series 2007-3A, Class A3C 5.78%, (SONIA+1.07%), 06/13/2045*	GBP	130,741	161,754
Series 2007-3X, Class A3A 5.78%, (SONIA+1.07%), 06/13/2045	GBP	115,921	143,213
Series 2007-3X, Class A3C 5.78%, (SONIA+1.07%), 06/13/2045	GBP	154,512	191,164
FORT CRE Issuer LLC FRS
Series 2022-FL3, Class A 6.20%, (SOFR30A+1.85%), 02/23/2039*		211,503	207,881
Security Description		Shares or Principal Amount	Value

Commercial and Residential (continued)
GCAT Trust
Series 2024-NQM2, Class A1 6.09%, 06/25/2059*(1)		$ 778,337	$ 782,129
HarborView Mtg. Loan Trust FRS
Series 2006-12, Class 2A2A 4.79%, (TSFR1M+0.49%), 01/19/2038		10,371	9,149
HarborView Mtg. Loan Trust VRS
Series 2005-4, Class 3A1 5.05%, 07/19/2035(3)		90,776	66,966
HERA Commercial Mtg., Ltd. FRS
Series 2021-FL1, Class A 5.46%, (TSFR1M+1.16%), 02/18/2038*		286,906	286,652
HGI CRE CLO, Ltd. FRS
Series 2022-FL3, Class A 6.10%, (SOFR30A+1.70%), 04/20/2037*		182,807	182,864
Independence Plaza Trust
Series 2018-INDP, Class A 3.76%, 07/10/2035*		1,600,000	1,568,019
IndyMac INDX Mtg. Loan Trust FRS
Series 2005-AR12, Class 1A1 4.95%, (TSFR1M+0.63%), 07/25/2035		202,831	134,781
KREF, Ltd. FRS
Series 2022-FL3, Class A 5.75%, (TSFR1M+1.45%), 02/17/2039*		387,997	387,997
La Hipotecaria El Salvadorian Mtg. Trust
Series 2016-1A, Class A 3.36%, 01/15/2046*(4)		654,717	622,543
LFT CRE, Ltd. FRS
Series 2021-FL1, Class A 5.59%, (TSFR1M+1.28%), 06/15/2039*		462,367	461,515
LoanCore Issuer, Ltd. FRS
Series 2021-CRE5, Class A 5.72%, (TSFR1M+1.41%), 07/15/2036*		302,401	302,401
Ludgate Funding PLC FRS
Series 2006-1X, Class A2A 5.03%, (SONIA+0.31%), 12/01/2060	GBP	328,644	399,185
Series 2008-W1X, Class A1 5.43%, (SONIA+0.72%), 01/01/2061	GBP	451,867	554,289
Mill City Mtg. Loan Trust VRS
Series 2019-GS2, Class A1 2.75%, 08/25/2059*(3)		344,669	331,269
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4 3.37%, 10/15/2048		1,478,800	1,468,736
MortgageIT Trust FRS
Series 2005-2, Class 1A1 4.95%, (TSFR1M+0.63%), 05/25/2035		4,798	4,748
Natixis Commercial Mtg. Securities Trust
Series 2019-10K, Class A 3.62%, 05/15/2039*		1,600,000	1,483,783
Series 2019-LVL, Class A 3.89%, 08/15/2038*		800,000	744,848
New Residential Mtg. Loan Trust VRS
Series 2019-RPL3, Class A1 2.75%, 07/25/2059*(3)		576,825	550,072
Series 2020-RPL1, Class A1 2.75%, 11/25/2059*(3)		290,857	276,989
Series 2018-3A, Class A1 4.50%, 05/25/2058*(3)		363,985	352,177
PRET Trust VRS
Series 2024-RPL1, Class A1 3.90%, 10/25/2063*(3)		698,239	662,005

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
TBW Mtg.-Backed Trust
Series 2006-3, Class 1A 6.00%, 07/25/2036		$ 626,955	$ 237,852
Towd Point Mtg. Trust VRS
Series 2024-5, Class A1A 4.50%, 10/25/2064*(3)		958,057	951,711
Uropa Securities PLC FRS
Series 2007-1, Class A3A 5.03%, (SONIA+0.32%), 10/10/2040	GBP	116,732	142,042
VASA Trust FRS
Series 2021-VASA, Class A 5.32%, (TSFR1M+1.01%), 07/15/2039*		500,000	482,571
Verus Securitization Trust
Series 2024-4, Class A1 6.22%, 06/25/2069*(1)		973,057	980,017
VMC Finance LLC FRS
Series 2022-FL5, Class A 6.26%, (SOFR30A+1.90%), 02/18/2039*		272,392	271,266
WaMu Mtg. Pass-Through Certs. Trust FRS
Series 2005-AR19, Class A1A1 4.97%, (TSFR1M+0.65%), 12/25/2045		137,868	136,305
Series 2006-AR9, Class 2A 5.79%, (12 MTA+1.05%), 08/25/2046		785,677	659,552
Worldwide Plaza Trust
Series 2017-WWP, Class A 3.53%, 11/10/2036*		2,100,000	1,496,043
			29,409,300
U.S. Government Agency — 1.1%
Federal Home Loan Mtg. Corp. Multiclass Certs. VRS
Series 2024-P016, Class A2 4.76%, 09/25/2033(3)		1,000,000	965,819
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series W5FX, Class AFX 3.34%, 04/25/2028(3)		2,700,000	2,590,672
Federal Home Loan Mtg. Corp. REMIC
Series 4745, Class CZ 3.50%, 01/15/2048		1,280,891	1,126,918
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4790, Class F 4.71%, (SOFR30A+0.30%), 10/15/2043		344,101	334,840
Series 4579, Class FD 5.15%, (SOFR30A+0.46%), 01/15/2038		298,989	294,579
Federal Home Loan Mtg. Corp. REMIC VRS
Series 4579, Class SD 1.78%, 01/15/2038(3)(5)		298,989	15,194
Federal Home Loan Mtg. Corp. STRIPS FRS
Series 2013-314, Class S2 1.37%, (5.78%-SOFR30A), 09/15/2043(5)(6)		580,007	50,486
Federal National Mtg. Assoc. REMIC
Series 2013-17, Class TI 3.00%, 03/25/2028(5)		157,342	4,770
Federal National Mtg. Assoc. REMIC FRS
Series 2020-80, Class JF 4.65%, (SOFR30A+0.30%), 11/25/2050		980,418	928,463
Series 2012-113, Class PF 4.82%, (SOFR30A+0.46%), 10/25/2040		113,836	113,474
Series 2007-85, Class FL 5.01%, (SOFR30A+0.65%), 09/25/2037		755,793	753,577
Series 2012-21, Class FQ 5.02%, (SOFR30A+0.66%), 02/25/2041		42,597	42,579
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2024-54, Class FC 5.32%, (SOFR30A+0.97%), 08/25/2054	$ 920,441	$ 921,642
Government National Mtg. Assoc. REMIC FRS
Series 2014-H02, Class FB 5.29%, (TSFR1M+0.76%), 12/20/2063	44,670	44,708
Series 2016-H11, Class F 5.44%, (TSFR1M+0.91%), 05/20/2066	793,932	793,671
Series 2016-H14, Class FA 5.44%, (TSFR1M+0.91%), 06/20/2066	395,518	395,393
Series 2016-H17, Class FC 5.47%, (TSFR1M+0.94%), 08/20/2066	1,110,799	1,110,851
		10,487,636
Total Collateralized Mortgage Obligations (cost $42,038,232)		39,896,936
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 42.9%
U.S. Government — 22.6%
United States Treasury Bonds
1.13%, 05/15/2040	2,120,000	1,283,097
1.38%, 11/15/2040(7)	17,090,000	10,633,184
1.75%, 08/15/2041(7)	9,500,000	6,186,133
1.88%, 02/15/2041(7)	10,100,000	6,805,270
2.00%, 11/15/2041(7)	9,100,000	6,144,277
2.25%, 05/15/2041(8)(9)	3,100,000	2,209,598
2.75%, 11/15/2047	100,000	70,402
2.88%, 11/15/2046	290,000	211,462
3.00%, 08/15/2048	2,400,000	1,758,656
3.25%, 05/15/2042	4,400,000	3,591,500
3.38%, 08/15/2042 to 11/15/2048(7)	9,800,000	7,897,523
3.63%, 08/15/2043	2,800,000	2,379,672
3.88%, 05/15/2043(7)	5,700,000	5,033,590
4.00%, 11/15/2042(7)	6,000,000	5,413,828
4.13%, 08/15/2044(7)	1,700,000	1,542,219
4.38%, 05/15/2041(7)	5,500,000	5,254,219
4.38%, 08/15/2043	700,000	660,680
4.50%, 02/15/2044	800,000	765,344
4.63%, 05/15/2044 to 05/15/2054(7)	15,400,000	14,957,296
4.75%, 02/15/2041	2,210,000	2,206,806
4.75%, 11/15/2043(7)	4,260,000	4,217,899
United States Treasury Notes
1.25%, 04/30/2028 to 09/30/2028(7)	8,400,000	7,591,664
1.50%, 11/30/2028	2,800,000	2,525,906
2.38%, 03/31/2029	3,200,000	2,964,875
2.88%, 08/15/2028(7)	4,300,000	4,102,805
3.25%, 06/30/2029	2,800,000	2,679,687
3.50%, 04/30/2028(7)	7,300,000	7,132,613
3.63%, 03/31/2030	600,000	579,891
3.75%, 05/31/2030(10)	600,000	582,539
3.75%, 06/30/2030	1,400,000	1,358,164
3.88%, 09/30/2029(7)	7,200,000	7,059,938
4.00%, 06/30/2028 to 02/28/2030	3,600,000	3,565,547
4.00%, 02/15/2034(7)	31,300,000	30,072,453
4.13%, 07/31/2028 to 03/31/2029	3,600,000	3,581,394
4.13%, 08/31/2030(10)	800,000	789,656
4.38%, 11/30/2030	1,700,000	1,697,809
4.63%, 09/30/2028(7)	7,300,000	7,381,555
4.63%, 09/30/2030	800,000	809,312
4.88%, 10/31/2028(7)	4,200,000	4,283,016
4.88%, 10/31/2030(10)	800,000	819,375
United States Treasury Notes TIPS
0.13%, 01/15/2032(8)(11)	4,211,155	3,705,212
0.63%, 07/15/2032(11)	5,429,350	4,928,069
1.13%, 01/15/2033(11)	5,888,929	5,493,171

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description		Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
1.25%, 04/15/2028(11)		$ 1,998,496	$ 1,969,062
1.75%, 01/15/2034(11)		7,800,488	7,582,229
2.38%, 10/15/2028(7)(11)		618,030	634,350
			203,112,947
U.S. Government Agency — 20.3%
Federal Home Loan Mtg. Corp.
1.50%, 04/01/2037		4,397,138	3,802,276
3.00%, 02/01/2053		195,651	166,489
4.00%, 04/01/2048 to 01/01/2050		536,773	496,514
4.50%, 08/01/2048 to 08/01/2053		41,018,942	38,643,090
5.00%, 05/01/2053 to 06/01/2053		7,534,706	7,292,092
5.50%, 08/01/2053		832,978	824,633
6.00%, 01/01/2053 to 08/01/2054		3,791,594	3,823,351
Federal National Mtg. Assoc.
1.50%, 03/01/2037 to 06/01/2037		3,973,390	3,436,108
4.00%, 07/01/2045 to 09/01/2050		23,637,007	21,780,239
6.00%, 01/01/2053 to 08/01/2053		9,835,769	9,922,279
Government National Mtg. Assoc.
3.00%, February 30 TBA		7,700,000	6,700,392
4.00%, March 30 TBA		4,300,000	3,957,512
Uniform Mtg. Backed Securities
2.50%, March 30 TBA		13,500,000	10,997,950
3.00%, March 30 TBA		900,000	764,881
3.00%, April 30 TBA		48,800,000	41,546,710
4.00%, March 30 TBA		2,000,000	1,827,422
5.00%, April 30 TBA		13,000,000	12,526,251
5.50%, February 30 TBA		4,000,000	3,950,212
5.50%, April 30 TBA		300,000	295,563
6.00%, April 30 TBA		3,000,000	3,011,828
6.50%, April 30 TBA		6,800,000	6,952,463
			182,718,255
Total U.S. Government & Agency Obligations (cost $396,099,175)			385,831,202
FOREIGN GOVERNMENT OBLIGATIONS — 3.2%
Banks — 0.0%
Cassa Depositi e Prestiti SpA
5.75%, 05/05/2026*		400,000	403,062
Diversified Financial Services — 0.1%
CPPIB Capital, Inc.
4.30%, 06/02/2034	CAD	600,000	434,373
Regional(State/Province) — 0.4%
Province of British Columbia, Canada
4.15%, 06/18/2034	CAD	500,000	357,168
Province of Ontario, Canada
3.65%, 06/02/2033	CAD	700,000	486,371
Province of Quebec, Canada
3.60%, 09/01/2033	CAD	1,400,000	967,058
4.45%, 09/01/2034	CAD	2,200,000	1,606,642
			3,417,239
Sovereign — 2.7%
Dominican Republic
4.88%, 09/23/2032*		1,200,000	1,081,200
European Union
2.88%, 10/05/2029	EUR	1,900,000	2,001,742
Federative Republic of Brazil
Zero Coupon, 04/01/2025	BRL	31,600,000	5,303,262
Zero Coupon, 10/01/2025	BRL	28,680,000	4,488,134
Security Description		Shares or Principal Amount	Value

Sovereign (continued)
Government of Romania
2.13%, 03/07/2028*	EUR	600,000	$ 584,681
2.63%, 12/02/2040*	EUR	400,000	262,961
3.75%, 02/07/2034*	EUR	860,000	751,848
5.63%, 05/30/2037*	EUR	300,000	292,824
Kingdom of Saudi Arabia
5.13%, 01/13/2028*		$ 1,000,000	1,007,880
Republic of Colombia
8.38%, 11/07/2054		400,000	389,361
Republic of Panama
6.88%, 01/31/2036		300,000	284,444
Republic of Peru
3.30%, 03/11/2041		200,000	144,815
6.15%, 08/12/2032*	PEN	11,100,000	2,983,102
Republic of Poland
4.63%, 03/18/2029		100,000	99,206
4.88%, 10/04/2033		400,000	386,487
5.13%, 09/18/2034		200,000	195,200
Republic of South Africa
7.10%, 11/19/2036*		500,000	488,784
7.95%, 11/19/2054*		500,000	478,756
Republic of Turkey
5.88%, 05/21/2030	EUR	100,000	109,070
7.63%, 05/15/2034		400,000	409,950
State of Israel
5.38%, 03/12/2029		700,000	701,260
United Mexican States
4.00%, 08/24/2034	MXN	5,023,645	217,424
6.34%, 05/04/2053		500,000	445,918
United Mexican States TIPS
2.75%, 11/27/2031(11)	MXN	22,438,946	919,507
3.00%, 12/03/2026(11)	MXN	1,339,638	61,298
4.00%, 11/30/2028(11)	MXN	6,949,375	318,872
			24,407,986
Total Foreign Government Obligations (cost $30,258,624)			28,662,660
MUNICIPAL SECURITIES — 0.2%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds
4.28%, 02/01/2036		1,200,000	1,128,617
Texas Natural Gas Securitization Finance Corp. Revenue Bonds
5.10%, 04/01/2035		278,072	279,670
Total Municipal Securities (cost $1,478,072)			1,408,287
PURCHASED OPTIONS† — 0.3%
Purchased Options - Calls — 0.0%
Over the Counter call option on the USD vs. CNH (Expiration Date: 05/15/2025; Strike Price: USD 7.50; Counterparty: Barclays Bank PLC)		1,800,000	6,957
Purchased Options - Puts — 0.3%
Exchange - traded put option on the S&P 500 Index (Expiration Date: 12/19/2025; Strike Price: $4,075.00; Counterparty: Morgan Stanley and Co., Inc.)		132	461,340

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Purchased Options - Puts (continued)
Exchange - traded put option on the S&P 500 Index (Expiration Date: 12/19/2025; Strike Price: $4,675.00; Counterparty: Morgan Stanley and Co., Inc.)	132	$ 826,980
Exchange - traded put option on the S&P 500 Index (Expiration Date: 12/19/2025; Strike Price: $5,250.00; Counterparty: Morgan Stanley and Co., Inc.)	132	1,520,640
		2,808,960
Total Purchased Options (cost $3,896,030)		2,815,917
Total Long-Term Investment Securities (cost $593,101,026)		574,476,985
SHORT-TERM INVESTMENTS — 4.5%
Commercial Paper — 3.7%
Alimentation Couche-Tard, Inc.
4.53%, 02/11/2025*	$ 900,000	898,746
4.54%, 02/26/2025*	300,000	299,005
Bell Canada
4.53%, 02/26/2025*	900,000	897,115
4.60%, 02/07/2025*	1,400,000	1,398,794
Broadcom, Inc.
4.58%, 03/11/2025*	1,200,000	1,193,820
Canadian Natural Resources, Ltd.
4.76%, 02/25/2025*	1,200,000	1,196,052
4.77%, 02/25/2025*	3,000,000	2,990,130
CBRE Services, Inc.
4.68%, 02/12/2025*	1,700,000	1,697,337
Cencora, Inc.
4.58%, 02/14/2025*	2,000,000	1,996,482
Constellation Brands, Inc.
4.65%, 02/18/2025*	500,000	498,811
4.67%, 02/07/2025*	1,000,000	999,072
4.67%, 02/24/2025*	400,000	398,734
4.69%, 02/07/2025*	1,100,000	1,098,980
Crown Castle, Inc.
4.81%, 02/20/2025*	2,900,000	2,892,233
Enbridge, Inc.
4.57%, 02/26/2025*	1,300,000	1,295,747
Entergy Corp.
4.66%, 02/27/2025*	2,000,000	1,993,201
Eversource Energy
4.65%, 02/24/2025*	300,000	299,112
4.65%, 03/06/2025*	2,300,000	2,290,352
Experian Finance PLC
4.70%, 02/12/2025*	750,000	748,892
Harley Davidson Funding
4.92%, 04/22/2025*	900,000	890,167
Jones Lang LaSalle, Inc.
4.70%, 02/06/2025*	1,300,000	1,299,030
Keurig Dr Pepper, Inc.
4.55%, 02/19/2025*	800,000	798,098
Marriott International, Inc.
4.66%, 02/03/2025*	1,400,000	1,399,469
Southern Co.
4.56%, 02/20/2025*	2,700,000	2,693,228
Targa Resources Corp.
4.70%, 02/18/2025*	900,000	897,819
		33,060,426
Security Description	Shares or Principal Amount	Value

U.S. Government — 0.8%
United States Treasury Bills
4.26%, 03/06/2025(9)	$ 6,888,000	$ 6,862,821
Total Short-Term Investments (cost $39,925,494)		39,923,247
REPURCHASE AGREEMENTS — 88.5%
Agreement with Bank of America Securities, Inc., bearing interest at 4.40% dated 01/31/2025, to be repurchased 02/03/2025 in the amount of $155,056,833 and collateralized by $231,775,800 of United States Treasury Bonds, bearing interest at 2.00% due 11/15/2041 and having an approximate value of $157,633,284	155,000,000	155,000,000
Agreement with Bank of America Securities, Inc., bearing interest at 4.37% dated 01/31/2025, to be repurchased 02/03/2025 in the amount of $5,602,039 and collateralized by $5,927,000 of United States Treasury Notes, bearing interest at 0.75% due 03/31/2026 and having an approximate value of $5,712,118	5,600,000	5,600,000
Agreement with Bank of America Securities, Inc., bearing interest at 4.41% dated 01/31/2025, to be repurchased 02/04/2025 in the amount of $216,906,232 and collateralized by $222,359,000 of United States Treasury Notes, bearing interest at 4.38% due 05/15/2034 and having an approximate value of $221,877,869	216,800,000	216,800,000
Agreement with Goldman Sachs, bearing interest at 4.41% dated 01/31/2025, to be repurchased 02/03/2025 in the amount of $150,055,125 and collateralized by $158,211,793 of Government National Mtg. Assoc. Bonds, bearing interest at 5.50% due 06/20/2054 and having an approximate value of $157,389,182	150,000,000	150,000,000
Agreement with JPMorgan Chase, bearing interest at 4.44% dated 01/31/2025, to be repurchased 02/03/2025 in the amount of $165,661,272 and collateralized by $168,121,900 of United States Treasury Bonds, bearing interest at 4.75% due 11/15/2053 and having an approximate value of $167,969,072	165,600,000	165,600,000
Agreement with JPMorgan Chase, bearing interest at 4.41% dated 01/31/2025, to be repurchased 02/04/2025 in the amount of $102,450,176 and collateralized by $52,378,600 of United States Treasury Bonds, bearing interest at 4.75% due 11/15/2053 and by $49,171,700 of United States Treasury Inflation Indexed Notes, bearing interest at 2.38% due 10/15/2028 and having an approximate combined value of $104,694,943	102,400,000	102,400,000
Total Repurchase Agreements (cost $795,400,000)		795,400,000
TOTAL INVESTMENTS (cost $1,428,426,520)(12)	156.9%	1,409,800,232
Reverse Repurchase Agreements(13)	(15.3)	(137,428,450)
Other assets less liabilities	(41.6)	(373,773,007)
NET ASSETS	100.0%	$898,598,775

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
FORWARD SALES CONTRACTS — (0.2)%
U.S. Government Agencies — (0.2)%
Uniform Mtg. Backed Securities — (0.2%)
4.50%, April 30 TBA	$ (1,600,000)	$ (1,505,936)
Total Forward Sales Contracts (proceeds $(1,508,312))		$(1,505,936)
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PIMCO VCP Tactical Balanced Portfolio has no right to demand registration of these securities. At January 31, 2025, the aggregate value of these securities was $114,034,345 representing 12.7% of net assets.
†	Non-income producing security
(1)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of January 31, 2025.
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Securities classified as Level 3 (see Note 2).
(5)	Interest Only
(6)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at January 31, 2025.
(7)	The security or a portion thereof was pledged as collateral for reverse repurchase agreements.
(8)	The security or a portion thereof was pledged as collateral to cover margin requirements for open centrally cleared swap contracts.
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(10)	The security or a portion thereof represents collateral for TBAs.
(11)	Principal amount of security is adjusted for inflation.
(12)	See Note 4 for cost of investments on a tax basis.
(13)	Reverse Repurchase Agreements:
Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Amount Borrowed	Amount Payable
Bank of America	4.45%	1/31/2025	2/3/2025	$(11,541,750)	$(11,543,177)
Bank of America	4.45%	1/28/2025	2/4/2025	(553,000)	(553,273)
JPMorgan Chase	4.30%	1/28/2025	2/3/2025	(5,593,125)	(5,595,797)
JPMorgan Chase	4.39%	1/14/2025	2/5/2025	(630,750)	(632,134)
Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Amount Borrowed	Amount Payable
JPMorgan Chase	4.39%	2/3/2025	2/10/2025	$(5,607,375)	$(5,607,375)
JPMorgan Chase	4.40%	1/21/2025	2/4/2025	(54,727,325)	(54,800,903)
JPMorgan Chase	4.41%	1/22/2025	2/5/2025	(52,321,125)	(52,385,218)
JPMorgan Chase	4.44%	1/27/2025	2/3/2025	(387,000)	(387,239)
JPMorgan Chase	4.44%	1/24/2025	2/7/2025	(2,567,500)	(2,570,033)
JPMorgan Chase	4.44%	1/27/2025	2/10/2025	(823,000)	(823,508)
JPMorgan Chase	4.44%	2/3/2025	2/10/2025	(483,750)	(483,750)
JPMorgan Chase	4.44%	1/28/2025	2/11/2025	(253,125)	(253,250)
JPMorgan Chase	4.45%	1/28/2025	2/5/2025	(1,574,625)	(1,575,404)
JPMorgan Chase	4.48%	1/31/2025	2/3/2025	(365,000)	(365,045)
				$(137,428,450)	$(137,576,106)
12 MTA—Federal Reserve US 12 Month Cumulative Average 1 Year CMT
3 ME—3 Month Euribor
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
BRL—Brazilian Real
CAD—Canadian Dollar
EUR—Euro Currency
GBP—British Pound
MXN—Mexican Peso
PEN—Peruvian Sol
The rates shown on FRS and/or VRS are the current interest rates at January 31, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	4,200,000	USD	Fixed 1.750%	12-Month SOFR	Annual	Annual	Dec 2051	$(158,659)	$1,725,321	$1,566,662
Centrally Cleared	3,200,000	USD	Fixed 2.000	3-Month SOFR	Semiannual	Quarterly	Dec 2051	(97,765)	1,303,767	1,206,002
Centrally Cleared	4,200,000	USD	Fixed 1.441	3-Month SOFR	Semiannual	Quarterly	Jul 2031	(526)	685,261	684,735
Centrally Cleared	11,900,000	AUD	6-Month BBSW	Fixed 4.750%	Semiannual	Semiannual	Dec 2033	47,568	(24,213)	23,355
Centrally Cleared	8,100,000	USD	Fixed 3.604	12-Month SOFR	Annual	Annual	Aug 2033	—	272,975	272,975
Centrally Cleared	2,760,000	USD	Fixed 3.608	12-Month SOFR	Annual	Annual	Aug 2033	—	92,138	92,138
Centrally Cleared	2,800,000	USD	Fixed 3.619	12-Month SOFR	Annual	Annual	Aug 2033	—	91,313	91,313
Centrally Cleared	1,300,000	USD	Fixed 3.600	12-Month SOFR	Annual	Annual	Jan 2034	—	46,149	46,149
Centrally Cleared	2,100,000	USD	Fixed 3.609	12-Month SOFR	Annual	Annual	Aug 2033	—	69,914	69,914
Centrally Cleared	8,150,000	USD	Fixed 3.750	12-Month SOFR	Annual	Annual	Jun 2029	10,763	82,292	93,055
Centrally Cleared	4,200,000	USD	Fixed 3.750	12-Month SOFR	Annual	Annual	Jun 2034	20,152	88,021	108,173
Centrally Cleared	2,400,000	USD	Fixed 3.500	12-Month SOFR	Annual	Annual	Jun 2054	(691)	204,414	203,723
Centrally Cleared	10,000,000	GBP	12-Month SONIA	Fixed 4.000	Annual	Annual	Sep 2029	141,963	(116,197)	25,766
Centrally Cleared	6,400,000	USD	Fixed 3.722	12-Month SOFR	Annual	Annual	Nov 2033	—	166,237	166,237
Centrally Cleared	1,100,000	BRL	Less than 1-Month BRCDI	Fixed 9.842	Maturity	Maturity	Jan 2027	—	(14,806)	(14,806)
Centrally Cleared	42,400,000	BRL	Less than 1-Month BRCDI	Fixed 9.832	Maturity	Maturity	Jan 2027	—	(571,936)	(571,936)
Centrally Cleared	46,500,000	BRL	Less than 1-Month BRCDI	Fixed 9.815	Maturity	Maturity	Jan 2027	—	(630,293)	(630,293)
Centrally Cleared	800,000	EUR	6-Month EURIBOR	Fixed 2.780	Semiannual	Annual	May 2029	—	16,478	16,478
Centrally Cleared	1,000,000	EUR	6-Month EURIBOR	Fixed 2.827	Semiannual	Semiannual	May 2029	—	22,439	22,439

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Interest Rate Swaps — (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	100,000	USD	12-Month SOFR	Fixed 3.750%	Annual	Annual	Dec 2034	$ (1,016)	$ (1,705)	$ (2,721)
Centrally Cleared	400,000	USD	Fixed 3.880%	12-Month SOFR	Annual	Annual	Jul 2034	—	6,320	6,320
Centrally Cleared	5,200,000	USD	Fixed 3.750	12-Month SOFR	Annual	Annual	Dec 2029	(92,951)	158,340	65,389
Centrally Cleared	8,200,000	EUR	6-Month EURIBOR	Fixed 2.500	Semiannual	Annual	Mar 2035	64,185	12,913	77,098
Centrally Cleared	400,000	USD	Fixed 3.643	12-Month SOFR	Annual	Annual	Aug 2034	—	13,917	13,917
Centrally Cleared	500,000	USD	Fixed 3.850	12-Month SOFR	Annual	Annual	Aug 2034	—	9,168	9,168
Centrally Cleared	1,600,000	EUR	Fixed 2.650	6-Month EURIBOR	Annual	Semiannual	Aug 2029	—	(25,120)	(25,120)
Centrally Cleared	300,000	USD	Fixed 3.595	12-Month SOFR	Annual	Annual	Aug 2034	—	11,551	11,551
Centrally Cleared	900,000	USD	Fixed 3.532	12-Month SOFR	Annual	Annual	Aug 2034	—	39,116	39,116
Centrally Cleared	4,950,000	EUR	Fixed 2.250	6-Month EURIBOR	Annual	Semiannual	Mar 2055	10,278	(51,376)	(41,098)
Centrally Cleared	200,000	USD	Fixed 3.300	12-Month SOFR	Annual	Annual	Nov 2053	58	24,082	24,140
Centrally Cleared	1,900,000	USD	Fixed 3.555	12-Month SOFR	Annual	Annual	Aug 2034	—	79,289	79,289
Centrally Cleared	1,900,000	USD	Fixed 3.565	12-Month SOFR	Annual	Annual	Aug 2034	—	77,791	77,791
Centrally Cleared	100,000	USD	Fixed 3.605	12-Month SOFR	Annual	Annual	Aug 2034	—	3,779	3,779
Centrally Cleared	800,000	EUR	Fixed 2.300	6-Month EURIBOR	Annual	Semiannual	Sep 2029	—	5	5
Centrally Cleared	400,000	EUR	Fixed 2.360	6-Month EURIBOR	Annual	Semiannual	Oct 2029	—	(1,087)	(1,087)
Centrally Cleared	900,000	EUR	Fixed 2.063	12-Month ESTR	Annual	Annual	Oct 2029	—	1,558	1,558
Centrally Cleared	1,000,000	EUR	Fixed 2.050	12-Month ESTR	Annual	Annual	Oct 2029	—	2,322	2,322
Centrally Cleared	400,000	USD	12-Month SOFR	Fixed 3.865	Annual	Annual	Nov 2034	—	(7,106)	(7,106)
Centrally Cleared	90,000,000	BRL	Fixed 14.003	Less than 1-Month BRCDI	Maturity	Maturity	Jan 2027	—	164,336	164,336
Centrally Cleared	1,000,000	CAD	Fixed 2.900	6-Month CORRA	Semiannual	Semiannual	Jun 2033	(199)	(9,457)	(9,656)
Centrally Cleared	700,000	CAD	Fixed 2.850	6-Month CORRA	Semiannual	Semiannual	Jun 2033	(4)	(4,931)	(4,935)
Centrally Cleared	600,000	USD	12-Month SOFR	Fixed 4.090	Annual	Annual	Jan 2035	—	171	171
Centrally Cleared	300,000	CAD	Fixed 3.000	6-Month CORRA	Semiannual	Semiannual	Jun 2034	(319)	(3,636)	(3,955)
Centrally Cleared	500,000	CAD	Fixed 3.000	6-Month CORRA	Semiannual	Semiannual	Jun 2034	544	(7,136)	(6,592)
Centrally Cleared	400,000	CAD	Fixed 3.000	6-Month CORRA	Semiannual	Semiannual	Jun 2033	1,437	(7,340)	(5,903)
Centrally Cleared	2,500,000	CAD	Fixed 3.000	6-Month CORRA	Semiannual	Semiannual	Jun 2034	1,271	(34,245)	(32,974)
								$(53,911)	$3,960,793	$3,906,882
Credit Default Swaps - Buyer(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount(2)	Currency	USD notional amount(2)	Pay fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(3)
Centrally Cleared	CDX Investment Grade Index Series 43	$700,000	USD	$700,000	1.000%	Quarterly	Dec 2029	$14,776	$1,120	$15,896
Centrally Cleared	Barclays Bank PLC	200,000	EUR	200,000	1.000	Quarterly	Jun 2025	430	143	573
				$900,000				$15,206	$1,263	$16,469
Credit Default Swaps - Seller(4)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(5)	Notional amount(2)	Currency	USD notional amount(2)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(3)
Centrally Cleared	Glencore International AG	0.86%	200,000	EUR	200,000	1.000%	Quarterly	Dec 2029	$39,824	$(376)	$39,448
Centrally Cleared	Barclays Bank PLC	0.355	100,000	EUR	100,000	1.000	Quarterly	Dec 2025	512	79	591
					300,000				$40,336	$(297)	$40,039
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, thePortfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
BBSW—Bank Bill Swap Reference Rate
BRCDI—Brazilian Interbank Certificate of Deposit
CORRA—Canadian Overnight Repo Rate Average
ESTR—Euro Short-Term Rate
EURIBOR—Euro Interbank Offered Rate
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
Written Options on Interest Rate Swaps
Counterparty (OTC)/Exchange-Traded	Issue	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Calls
Goldman Sachs International	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.89% versus USD-SOFR maturing 02/27/2025	3.89	2/27/2025	$600,000	$2,304	$1,628	$676
Puts
Goldman Sachs International	Put option to enter into an interest rate swap for the right to pay a fixed rate of 4.24% versus USD-SOFR maturing 02/27/2025	4.24	2/27/2025	600,000	2,304	2,096	208
					$4,608	$3,724	$884
Written Options on Foreign Currency
Description	Counterparty (OTC)/Exchange-Traded	Currency	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Puts
USD vs CNH	Bank of America, N.A.	USD	7.08	5/15/2025	$1,800,000	$20,770	$5,346	$15,424
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1,133	Long	MSCI EAFE Index	March 2025	$132,509,057	$134,288,825	$1,779,768
68	Short	Euro-BUND	March 2025	9,573,706	9,348,388	225,318
12	Short	Japan 10 Year Bonds	March 2025	11,017,752	10,883,910	133,842
132	Short	U.S. Treasury Long Bonds	March 2025	15,428,853	15,035,625	393,228
291	Short	U.S. Treasury Ultra 10 Year Notes	March 2025	32,874,718	32,410,125	464,593
247	Short	U.S. Treasury Ultra Bonds	March 2025	30,336,749	29,261,781	1,074,968
						$4,071,717
						Unrealized (Depreciation)
390	Long	E-Mini Russell 2000 Index	March 2025	$ 46,429,687	$ 44,760,300	$(1,669,387)
15	Long	Long Gilt	March 2025	1,759,532	1,725,382	(34,150)
1,519	Long	S&P 500 E-Mini Index	March 2025	461,897,019	460,807,637	(1,089,382)
292	Long	U.S. Treasury 10 Year Notes	March 2025	32,064,129	31,782,375	(281,754)

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
264	Long	U.S. Treasury 5 Year Notes	March 2025	$ 28,114,350	$ 28,087,125	$ (27,225)
15	Short	U.S. Treasury 2 Year Notes	March 2025	3,082,832	3,084,375	(1,543)
						$(3,103,441)
		Net Unrealized Appreciation (Depreciation)				$968,276
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	AUD	1,963,000	USD	1,216,481	02/04/2025	$ —	$ (3,916)
	AUD	1,963,000	USD	1,220,501	03/04/2025	—	(14)
	CAD	7,609,980	USD	5,288,769	02/04/2025	52,396	—
	CAD	8,253,166	USD	5,694,412	03/04/2025	8,888	—
	CHF	1,330,728	USD	1,473,309	03/04/2025	7,563	—
	CNH	2,126,922	USD	290,571	05/12/2025	—	(1,167)
	CNH	12,271,908	USD	1,679,397	06/18/2025	—	(7,281)
	EUR	9,069,810	USD	9,347,410	02/04/2025	—	(61,614)
	JPY	178,744,551	USD	1,150,839	02/04/2025	—	(1,645)
	KRW	43,001,700	USD	30,000	02/28/2025	464	—
	SGD	499,107	USD	365,158	02/04/2025	—	(2,102)
	SGD	318,210	USD	235,880	03/04/2025	1,452	—
	USD	5,694,412	CAD	8,262,686	02/04/2025	—	(8,916)
	USD	1,473,309	CHF	1,334,910	02/04/2025	—	(7,583)
	USD	70,000	CNH	507,415	02/05/2025	—	(718)
	USD	206,233	EUR	202,000	02/04/2025	3,322	—
	USD	268,865	JPY	42,385,088	02/04/2025	4,420	—
	USD	1,150,839	JPY	178,175,455	03/04/2025	1,674	—
	USD	19,132	KRW	27,857,340	03/12/2025	11	—
	USD	250,441	NZD	446,360	02/04/2025	1,373	—
	USD	2,428,160	PLN	9,851,000	03/17/2025	—	(9,286)
	USD	165,948	SGD	223,665	02/04/2025	—	(1,368)
	USD	60,000	TWD	1,959,660	02/27/2025	—	(527)
	USD	50,000	TWD	1,630,340	03/03/2025	—	(512)
						81,563	(106,649)
Barclays Bank PLC	BRL	1,122,212	USD	192,486	02/04/2025	459	—
	CAD	623,000	USD	433,550	02/04/2025	4,868	—
	EUR	8,619,810	USD	8,973,873	03/04/2025	20,309	—
	GBP	1,200,000	USD	1,458,114	02/04/2025	—	(29,765)
	ILS	31,609	USD	8,876	03/17/2025	35	—
	INR	6,766,102	USD	78,034	02/24/2025	52	—
	INR	6,933,592	USD	80,000	02/27/2025	107	—
	INR	6,920,000	USD	80,000	02/28/2025	269	—
	JPY	106,028,104	USD	687,735	02/04/2025	4,102	—
	KRW	42,227,922	USD	29,448	02/24/2025	449	—
	MXN	22,966,465	USD	1,122,945	03/19/2025	21,883	—
	NZD	568,409	USD	321,290	02/04/2025	622	—
	TWD	12,309,777	USD	374,658	04/15/2025	441	—
	USD	189,865	BRL	1,122,212	02/04/2025	2,161	—
	USD	120,380	CNH	877,000	02/14/2025	—	(589)
	USD	50,559	CNH	369,000	06/18/2025	157	—
	USD	255,776	EUR	248,000	02/04/2025	1,499	—
	USD	257,323	IDR	4,181,370,088	03/19/2025	—	(1,489)
	USD	715,539	JPY	112,080,604	02/04/2025	7,119	—
	USD	826,435	JPY	127,096,503	03/04/2025	—	(4,322)
	USD	68,050	NZD	122,049	02/04/2025	804	—
	USD	261,768	NZD	463,409	03/04/2025	—	(259)
	USD	795,539	TRY	29,156,504	02/11/2025	12,978	—
	USD	98,562	TRY	3,727,270	02/21/2025	3,883	—
	USD	47,149	TRY	1,791,915	02/24/2025	1,972	—

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	1,139,554	TRY	43,364,694	02/28/2025	$ 45,016	$ —
	USD	196,198	TRY	7,482,109	03/11/2025	6,209	—
	USD	409,763	TRY	15,786,120	03/19/2025	14,282	—
	USD	582,976	TRY	22,016,080	03/28/2025	3,775	—
	USD	2,919,235	ZAR	55,360,315	03/19/2025	33,063	—
						186,514	(36,424)
Citibank, N.A.	BRL	3,612,830	USD	625,057	02/04/2025	6,851	—
	GBP	1,200,000	USD	1,492,297	03/04/2025	4,544	—
	KRW	42,960,870	USD	30,000	03/04/2025	487	—
	KRW	2,950,578,072	USD	2,032,296	03/19/2025	4,099	—
	PEN	2,800,906	USD	743,439	02/06/2025	—	(8,820)
	PEN	3,794,044	USD	1,015,536	02/19/2025	—	(3,091)
	PEN	957,309	USD	255,439	03/19/2025	—	(1,398)
	PEN	3,823,515	USD	1,027,026	04/03/2025	1,599	—
	SGD	63,529	USD	47,049	03/04/2025	247	—
	THB	90,000	USD	2,649	02/20/2025	—	(26)
	TWD	59,689,617	USD	1,819,309	04/25/2025	3,896	—
	USD	619,686	BRL	3,612,830	02/04/2025	—	(1,479)
	USD	80,584	CNH	587,000	02/14/2025	—	(405)
	USD	1,492,440	GBP	1,200,000	02/04/2025	—	(4,561)
	USD	202,981	IDR	3,305,116,000	03/05/2025	—	(609)
	USD	192,575	IDR	3,149,294,520	03/12/2025	184	—
	USD	592,265	IDR	9,610,980,288	03/19/2025	—	(4,224)
	USD	2,235,409	INR	192,357,861	03/21/2025	—	(23,378)
	USD	963,481	JPY	151,747,245	02/04/2025	14,934	—
	USD	27,367	KRW	39,907,928	03/12/2025	58	—
	USD	40,068	MXN	817,340	02/18/2025	—	(706)
	USD	47,049	SGD	63,603	02/04/2025	—	(248)
	USD	50,000	TWD	1,629,986	03/04/2025	—	(521)
						36,899	(49,466)
Goldman Sachs Bank USA	BRL	2,489,728	USD	427,047	02/04/2025	1,019	—
	BRL	35,217,246	USD	6,289,839	04/02/2025	326,885	—
	BRL	28,680,000	USD	4,675,723	10/02/2025	34,827	—
	CHF	1,333,639	USD	1,458,375	02/04/2025	—	(5,956)
	CNH	2,068,100	USD	282,373	05/12/2025	—	(1,297)
	ILS	255,000	USD	71,733	03/17/2025	414	—
	INR	4,299,250	USD	50,000	02/10/2025	393	—
	INR	4,315,386	USD	49,651	03/21/2025	26	—
	MXN	5,328,858	USD	261,733	02/11/2025	4,820	—
	PEN	2,807,803	USD	741,569	04/16/2025	—	(11,271)
	SGD	116,842	USD	87,049	03/04/2025	970	—
	USD	424,000	BRL	2,489,728	02/04/2025	2,028	—
	USD	1,120,376	BRL	6,599,351	03/06/2025	—	(308)
	USD	178,571	BRL	1,100,000	04/02/2025	7,680	—
	USD	69,754	CNH	507,000	02/14/2025	—	(502)
	USD	36,161	IDR	590,919,752	03/05/2025	21	—
	USD	189,920	IDR	3,086,067,056	03/19/2025	—	(1,101)
	USD	49,651	INR	4,303,073	02/10/2025	—	—
	USD	219,296	MXN	4,542,000	02/24/2025	—	(765)
	USD	741,569	PEN	2,802,982	02/06/2025	11,247	—
	USD	87,049	SGD	116,976	02/04/2025	—	(974)
	USD	356,933	TRY	17,095,116	03/13/2025	104,710	—
	USD	50,000	TWD	1,648,400	02/18/2025	8	—
						495,048	(22,174)
Unrealized Appreciation (Depreciation)						$800,024	$(214,713)
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CNH—Yuan Renminbi Offshore
EUR—Euro Currency
GBP—British Pound
IDR—Indonesian Rupiah
ILS—Israeli New Sheqel

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NZD—New Zealand Dollar
PEN—Peruvian Sol
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thailand Baht
TRY—New Turkish Lira
TWD—New Taiwan Dollar
USD—United States Dollar
ZAR—South African Rand
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$81,397,749	$—	$81,397,749
Asset Backed Securities	—	34,464,234	—	34,464,234
Collateralized Mortgage Obligations:
Commercial and Residential	—	28,786,757	622,543	29,409,300
Other Industries	—	10,487,636	—	10,487,636
U.S. Government & Agency Obligations	—	385,831,202	—	385,831,202
Foreign Government Obligations	—	28,662,660	—	28,662,660
Municipal Securities	—	1,408,287	—	1,408,287
Purchased Options:
Purchased Options - Calls	—	6,957	—	6,957
Other Industries	2,808,960	—	—	2,808,960
Short-Term Investments	—	39,923,247	—	39,923,247
Repurchase Agreements	—	795,400,000	—	795,400,000
Total Investments at Value	$2,808,960	$1,406,368,729	$622,543	$1,409,800,232
Other Financial Instruments:†
Swaps	$—	$5,472,719	$—	$5,472,719
Futures Contracts	4,071,717	—	—	4,071,717
Forward Foreign Currency Contracts	—	800,024	—	800,024
Written Options	—	16,308	—	16,308
Total Other Financial Instruments	$4,071,717	$6,289,051	$—	$10,360,768
LIABILITIES:
Investments at Value:*
Reverse Repurchase Agreements	$—	$137,428,450	$—	$137,428,450
Forward Sales Contracts:
U.S. Government Agencies	$—	$1,505,936	$—	$1,505,936
Other Financial Instruments:†
Swaps	$—	$1,510,960	$—	$1,510,960
Futures Contracts	3,103,441	—	—	3,103,441
Forward Foreign Currency Contracts	—	214,713	—	214,713
Total Other Financial Instruments	$3,103,441	$1,725,673	$—	$4,829,114
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 95.8%
Advertising — 0.6%
Neptune Bidco US, Inc.
9.29%, 04/15/2029*	$1,935,000	$ 1,649,545
Airlines — 1.8%
Air Canada
3.88%, 08/15/2026*	1,285,000	1,252,531
American Airlines, Inc.
8.50%, 05/15/2029*	1,805,000	1,901,665
United Airlines, Inc.
4.38%, 04/15/2026*	722,000	711,560
4.63%, 04/15/2029*	795,000	763,216
		4,628,972
Building Materials — 0.9%
Quikrete Holdings, Inc.
6.38%, 03/01/2032*	295,000	295,000
6.75%, 03/01/2033*	730,000	730,000
Standard Industries, Inc.
3.38%, 01/15/2031*	1,495,000	1,308,713
		2,333,713
Chemicals — 2.5%
Consolidated Energy Finance SA
5.63%, 10/15/2028*	1,630,000	1,450,700
Methanex Corp.
5.13%, 10/15/2027	765,000	753,011
5.25%, 12/15/2029	66,000	64,270
Methanex US Operations, Inc.
6.25%, 03/15/2032*	635,000	633,776
Minerals Technologies, Inc.
5.00%, 07/01/2028*	1,311,000	1,269,008
Olympus Water US Holding Corp.
9.75%, 11/15/2028*	1,220,000	1,291,636
Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC
7.63%, 05/03/2029*(1)	1,278,400	971,584
		6,433,985
Coal — 0.2%
Warrior Met Coal, Inc.
7.88%, 12/01/2028*	505,000	520,153
Commercial Services — 7.6%
Allied Universal Holdco LLC
7.88%, 02/15/2031*	515,000	528,026
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/2028*	1,395,000	1,331,772
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38%, 03/01/2029*	655,000	624,609
8.25%, 01/15/2030*	700,000	722,964
Block, Inc.
6.50%, 05/15/2032*	1,000,000	1,022,109
Boost Newco Borrower LLC
7.50%, 01/15/2031*	346,000	362,221
Champions Financing, Inc.
8.75%, 02/15/2029*	1,510,000	1,442,152
Deluxe Corp.
8.00%, 06/01/2029*	1,810,000	1,773,216
8.13%, 09/15/2029*	15,000	15,428
EquipmentShare.com, Inc.
8.00%, 03/15/2033*	362,000	376,276
8.63%, 05/15/2032*	1,351,000	1,439,944
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Garda World Security Corp.
8.38%, 11/15/2032*	$1,970,000	$ 2,034,039
Hertz Corp.
4.63%, 12/01/2026*	2,280,000	2,027,835
12.63%, 07/15/2029*	405,000	436,556
Mobius Merger Sub, Inc.
9.00%, 06/01/2030*	1,337,000	1,305,621
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032*	682,000	700,307
TriNet Group, Inc.
3.50%, 03/01/2029*	965,000	887,731
Veritiv Operating Co.
10.50%, 11/30/2030*	1,205,000	1,309,578
VM Consolidated, Inc.
5.50%, 04/15/2029*	1,583,000	1,536,642
		19,877,026
Computers — 2.2%
Ahead DB Holdings LLC
6.63%, 05/01/2028*	1,765,000	1,746,084
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031*	1,005,000	1,036,211
McAfee Corp.
7.38%, 02/15/2030*	1,620,000	1,596,005
NCR Voyix Corp.
5.13%, 04/15/2029*	321,000	306,155
Seagate HDD Cayman
4.09%, 06/01/2029	1,025,000	965,471
		5,649,926
Cosmetics/Personal Care — 1.0%
Edgewell Personal Care Co.
4.13%, 04/01/2029*	1,390,000	1,301,088
Perrigo Finance Unlimited Co.
6.13%, 09/30/2032	1,295,000	1,269,897
		2,570,985
Distribution/Wholesale — 0.4%
Windsor Holdings III LLC
8.50%, 06/15/2030*	975,000	1,031,294
Diversified Financial Services — 7.5%
Aircastle, Ltd.
5.25%, 06/15/2026*(2)	1,340,000	1,321,800
Ally Financial, Inc.
6.70%, 02/14/2033	1,861,000	1,913,485
Bread Financial Holdings, Inc.
9.75%, 03/15/2029*	1,170,000	1,261,632
Burford Capital Global Finance LLC
6.25%, 04/15/2028*	1,135,000	1,130,118
6.88%, 04/15/2030*	305,000	306,574
9.25%, 07/01/2031*	200,000	214,262
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	1,603,000	1,401,242
Credit Acceptance Corp.
9.25%, 12/15/2028*	1,200,000	1,278,672
Enova International, Inc.
9.13%, 08/01/2029*	1,240,000	1,304,959
11.25%, 12/15/2028*	35,000	38,091
Focus Financial Partners LLC
6.75%, 09/15/2031*	1,300,000	1,306,887
goeasy, Ltd.
6.88%, 05/15/2030*	790,000	802,081
7.63%, 07/01/2029*	744,000	769,016

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Jane Street Group/JSG Finance, Inc.
7.13%, 04/30/2031*	$1,090,000	$ 1,126,527
LFS Topco LLC
5.88%, 10/15/2026*	942,000	935,880
OneMain Finance Corp.
5.38%, 11/15/2029	804,000	780,395
6.63%, 05/15/2029	471,000	478,524
7.50%, 05/15/2031	490,000	509,616
Planet Financial Group LLC
10.50%, 12/15/2029*	1,279,000	1,315,654
VFH Parent LLC/Valor Co.-Issuer, Inc.
7.50%, 06/15/2031*	1,275,000	1,323,672
		19,519,087
Electric — 4.2%
California Buyer, Ltd./Atlantica Sustainable Infrastructure PLC
6.38%, 02/15/2032*	1,295,000	1,276,239
Calpine Corp.
3.75%, 03/01/2031*	732,000	661,953
5.00%, 02/01/2031*	995,000	950,199
Clearway Energy Operating LLC
3.75%, 01/15/2032*	1,021,000	889,070
NRG Energy, Inc.
3.63%, 02/15/2031*	1,455,000	1,281,936
5.25%, 06/15/2029*	1,054,000	1,026,783
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028*	1,645,000	1,554,774
Vistra Operations Co. LLC
5.00%, 07/31/2027*	1,577,000	1,554,638
XPLR Infrastructure Operating Partners LP
7.25%, 01/15/2029*	1,825,000	1,836,156
		11,031,748
Electrical Components & Equipment — 0.4%
EnerSys
4.38%, 12/15/2027*	1,000,000	965,857
6.63%, 01/15/2032*	159,000	161,012
		1,126,869
Electronics — 1.0%
Imola Merger Corp.
4.75%, 05/15/2029*	1,340,000	1,278,015
TTM Technologies, Inc.
4.00%, 03/01/2029*	1,525,000	1,430,210
		2,708,225
Entertainment — 2.1%
Banijay Entertainment SASU
8.13%, 05/01/2029*	1,220,000	1,268,302
Caesars Entertainment, Inc.
4.63%, 10/15/2029*	1,160,000	1,095,120
6.50%, 02/15/2032*	203,000	205,528
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.
8.00%, 08/01/2030*	1,210,000	1,252,391
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	1,545,000	1,493,108
		5,314,449
Security Description	Shares or Principal Amount	Value

Environmental Control — 0.5%
Reworld Holding Corp.
4.88%, 12/01/2029*	$ 305,000	$ 284,036
5.00%, 09/01/2030	1,128,000	1,047,663
		1,331,699
Food — 2.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.63%, 01/15/2027*	910,000	893,802
5.88%, 02/15/2028*	847,000	845,768
C&S Group Enterprises LLC
5.00%, 12/15/2028*	2,785,000	2,388,286
Performance Food Group, Inc.
4.25%, 08/01/2029*	480,000	451,288
5.50%, 10/15/2027*	835,000	830,497
		5,409,641
Forest Products & Paper — 0.4%
Glatfelter Corp.
4.75%, 11/15/2029*	1,224,000	1,105,959
Healthcare-Products — 0.7%
Medline Borrower LP
3.88%, 04/01/2029*	1,391,000	1,297,950
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.25%, 04/01/2029*	375,000	381,046
		1,678,996
Healthcare-Services — 1.0%
Concentra Escrow Issuer Corp.
6.88%, 07/15/2032*	768,000	794,152
Molina Healthcare, Inc.
3.88%, 11/15/2030*	1,120,000	1,015,176
6.25%, 01/15/2033*	660,000	655,263
		2,464,591
Home Builders — 0.5%
Mattamy Group Corp.
4.63%, 03/01/2030*	490,000	457,494
5.25%, 12/15/2027*	958,000	938,575
		1,396,069
Insurance — 2.3%
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
6.50%, 10/01/2031*	1,295,000	1,295,276
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 05/15/2031*	1,007,000	1,030,041
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC
7.25%, 02/15/2031*	1,210,000	1,236,313
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030*	1,135,000	1,207,825
Panther Escrow Issuer LLC
7.13%, 06/01/2031*	1,250,000	1,280,086
		6,049,541
Internet — 2.3%
Acuris Finance US, Inc./Acuris Finance SARL
5.00%, 05/01/2028*	880,000	815,324
Cogent Communications Group LLC
7.00%, 06/15/2027*	740,000	748,365

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Internet (continued)
Cogent Communications Group, Inc./Cogent Communications Finance, Inc.
7.00%, 06/15/2027*	$ 633,000	$ 640,786
Gen Digital, Inc.
6.75%, 09/30/2027*	437,000	444,245
7.13%, 09/30/2030*	275,000	282,928
GrubHub Holdings, Inc.
5.50%, 07/01/2027*	1,389,000	1,292,069
ION Trading Technologies SARL
5.75%, 05/15/2028*	1,954,000	1,842,095
		6,065,812
Iron/Steel — 2.6%
ATI, Inc.
4.88%, 10/01/2029	734,000	702,090
Cleveland-Cliffs, Inc.
5.88%, 06/01/2027	290,000	290,378
6.25%, 10/01/2040	238,000	204,635
7.00%, 03/15/2032*	1,255,000	1,251,925
7.38%, 05/01/2033*	350,000	348,065
Commercial Metals Co.
3.88%, 02/15/2031	1,210,000	1,085,466
Mineral Resources, Ltd.
8.13%, 05/01/2027*	1,028,000	1,033,788
8.50%, 05/01/2030*	371,000	383,830
9.25%, 10/01/2028*	1,341,000	1,418,302
		6,718,479
Leisure Time — 3.3%
Carnival Corp.
5.75%, 03/01/2027*	2,526,000	2,531,284
6.00%, 05/01/2029*	1,133,000	1,135,190
10.50%, 06/01/2030*	620,000	662,281
NCL Corp., Ltd.
6.75%, 02/01/2032*	1,165,000	1,183,190
7.75%, 02/15/2029*	1,304,000	1,385,260
Royal Caribbean Cruises, Ltd.
5.50%, 04/01/2028*	319,000	319,945
6.00%, 02/01/2033*	1,365,000	1,375,811
		8,592,961
Lodging — 2.8%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031*	1,412,000	1,281,405
5.00%, 06/01/2029*	380,000	362,011
Melco Resorts Finance, Ltd.
5.38%, 12/04/2029*	1,656,000	1,526,438
5.75%, 07/21/2028*	504,000	481,421
Station Casinos LLC
6.63%, 03/15/2032*	1,239,000	1,246,073
Studio City Finance, Ltd.
5.00%, 01/15/2029*	1,180,000	1,075,233
6.50%, 01/15/2028*	255,000	248,768
Travel & Leisure Co.
4.50%, 12/01/2029*	52,000	49,265
6.00%, 04/01/2027	859,000	865,290
		7,135,904
Media — 5.5%
Belo Corp.
7.25%, 09/15/2027	422,000	435,344
7.75%, 06/01/2027	984,000	1,018,032
Security Description	Shares or Principal Amount	Value

Media (continued)
Cable One, Inc.
4.00%, 11/15/2030*	$1,568,000	$ 1,281,878
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/2028*	1,161,000	1,130,143
5.38%, 06/01/2029*	873,000	843,710
CSC Holdings LLC
4.63%, 12/01/2030*	1,822,000	998,654
5.50%, 04/15/2027*	205,000	189,823
5.75%, 01/15/2030*	1,713,000	994,205
11.75%, 01/31/2029*	340,000	338,329
Paramount Global
6.25%, 02/28/2057	564,000	539,175
6.38%, 03/30/2062	830,000	809,068
Sirius XM Radio, Inc.
3.88%, 09/01/2031*	478,000	411,635
4.00%, 07/15/2028*	2,031,000	1,899,199
Sunrise FinCo I BV
4.88%, 07/15/2031*	1,405,000	1,303,938
Univision Communications, Inc.
7.38%, 06/30/2030*	424,000	418,350
8.50%, 07/31/2031*	1,005,000	1,009,430
Virgin Media Finance PLC
5.00%, 07/15/2030*	815,000	709,691
		14,330,604
Mining — 1.2%
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	2,090,000	1,906,986
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	750,000	751,607
Novelis Corp.
4.75%, 01/30/2030*	293,000	275,300
Novelis, Inc.
6.88%, 01/30/2030*	230,000	235,465
		3,169,358
Oil & Gas — 5.7%
Atlas Sand Co. LLC
5.00%, 01/31/2026(3)(4)	2,213,224	2,089,284
Baytex Energy Corp.
7.38%, 03/15/2032*	895,000	882,073
Comstock Resources, Inc.
5.88%, 01/15/2030*	498,000	471,311
6.75%, 03/01/2029*	558,000	547,656
Crescent Energy Finance LLC
7.38%, 01/15/2033*	585,000	583,972
7.63%, 04/01/2032*	426,000	428,949
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/2029*	308,000	299,357
6.00%, 02/01/2031*	1,029,000	974,844
7.25%, 02/15/2035*	640,000	625,265
Nabors Industries, Inc.
7.38%, 05/15/2027*	1,069,000	1,076,818
9.13%, 01/31/2030*	59,000	61,242
Nabors Industries, Ltd.
7.50%, 01/15/2028*	445,000	430,059
Strathcona Resources, Ltd.
6.88%, 08/01/2026*	2,001,000	2,007,441
Talos Production, Inc.
9.38%, 02/01/2031*	841,000	873,846
Valaris, Ltd.
8.38%, 04/30/2030*	1,222,000	1,254,937

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Vital Energy, Inc.
7.88%, 04/15/2032*	$1,041,000	$ 1,026,724
Wildfire Intermediate Holdings LLC
7.50%, 10/15/2029*	1,305,000	1,288,101
		14,921,879
Oil & Gas Services — 1.0%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028*	281,000	282,390
6.63%, 09/01/2032*	830,000	841,370
6.88%, 04/01/2027*	257,000	257,021
Kodiak Gas Services LLC
7.25%, 02/15/2029*	1,255,000	1,291,767
		2,672,548
Packaging & Containers — 2.7%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028*	1,446,000	1,307,715
Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/2030*	1,287,000	1,312,870
Crown Americas LLC
5.25%, 04/01/2030	770,000	753,524
Iris Holding, Inc.
10.00%, 12/15/2028*	1,310,000	1,210,921
LABL, Inc.
5.88%, 11/01/2028*	1,262,000	1,116,528
9.50%, 11/01/2028*	58,000	56,989
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026*	73,000	73,626
Silgan Holdings, Inc.
4.13%, 02/01/2028	1,241,000	1,193,261
		7,025,434
Pharmaceuticals — 2.8%
Endo Finance Holdings, Inc.
8.50%, 04/15/2031*	858,000	917,763
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	2,080,000	1,406,349
12.25%, 04/15/2029*	1,445,000	1,517,334
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/2028*	861,000	816,641
5.13%, 04/30/2031*	1,215,000	1,099,861
Teva Pharmaceutical Finance Netherlands III BV
5.13%, 05/09/2029	395,000	386,360
7.88%, 09/15/2029	1,042,000	1,126,776
		7,271,084
Pipelines — 5.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028*	991,000	987,539
Delek Logistics Partners LP/Delek Logistics Finance Corp.
8.63%, 03/15/2029*	1,216,000	1,275,346
EQM Midstream Partners LP
7.50%, 06/01/2027*	118,000	120,960
7.50%, 06/01/2030*	584,000	629,057
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/2032	450,000	450,756
8.00%, 05/15/2033	395,000	395,083
8.88%, 04/15/2030	1,177,000	1,220,119
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Harvest Midstream I LP
7.50%, 09/01/2028*	$1,978,000	$ 2,023,025
7.50%, 05/15/2032*	650,000	676,421
Howard Midstream Energy Partners LLC
7.38%, 07/15/2032*	655,000	680,917
8.88%, 07/15/2028*	594,000	626,537
ITT Holdings LLC
6.50%, 08/01/2029*	2,805,000	2,621,580
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029*	209,000	214,463
8.38%, 02/15/2032*	808,000	831,190
NuStar Logistics LP
5.75%, 10/01/2025	593,000	594,195
6.38%, 10/01/2030	367,000	373,757
		13,720,945
Real Estate — 1.3%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028*	1,238,000	1,248,237
Greystar Real Estate Partners LLC
7.75%, 09/01/2030*	748,000	792,239
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	1,349,000	1,247,118
4.75%, 02/01/2030	78,000	70,201
		3,357,795
REITS — 3.3%
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029*	1,900,000	1,705,555
Blackstone Mtg. Trust, Inc.
7.75%, 12/01/2029*	929,000	956,883
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026*	1,440,000	1,395,166
8.00%, 06/15/2027*	275,000	285,885
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	995,000	967,950
4.75%, 06/15/2029*	425,000	404,281
Service Properties Trust
4.75%, 10/01/2026	369,000	356,710
5.50%, 12/15/2027	631,000	607,341
8.38%, 06/15/2029	590,000	589,653
8.88%, 06/15/2032	255,000	248,293
Starwood Property Trust, Inc.
6.50%, 07/01/2030*	1,025,000	1,034,801
		8,552,518
Retail — 5.9%
Brinker International, Inc.
8.25%, 07/15/2030*	341,000	363,794
CEC Entertainment LLC
6.75%, 05/01/2026*	1,899,000	1,900,018
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.75%, 01/15/2030*	1,400,000	1,318,761
FirstCash, Inc.
4.63%, 09/01/2028*	1,240,000	1,185,669
5.63%, 01/01/2030*	32,000	31,321
6.88%, 03/01/2032*	225,000	228,119
Kohl's Corp.
4.63%, 05/01/2031	1,847,000	1,478,399
LBM Acquisition LLC
6.25%, 01/15/2029*	2,062,000	1,906,086

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
Murphy Oil USA, Inc.
4.75%, 09/15/2029	$1,190,000	$ 1,138,881
Park River Holdings, Inc.
6.75%, 08/01/2029*	1,778,000	1,577,892
Raising Cane's Restaurants LLC
9.38%, 05/01/2029*	956,000	1,023,862
Saks Global Enterprises LLC
11.00%, 12/15/2029*	1,295,000	1,240,098
Specialty Building Products Holdings LLC/SBP Finance Corp.
7.75%, 10/15/2029*	1,340,000	1,370,719
Victra Holdings LLC/Victra Finance Corp.
8.75%, 09/15/2029*	516,000	546,424
		15,310,043
Semiconductors — 0.4%
Entegris, Inc.
5.95%, 06/15/2030*	1,030,000	1,026,703
Software — 2.6%
Capstone Borrower, Inc.
8.00%, 06/15/2030*	1,365,000	1,435,235
Cloud Software Group, Inc.
6.50%, 03/31/2029*	1,267,000	1,245,446
8.25%, 06/30/2032*	655,000	680,818
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl
4.63%, 05/01/2028*	1,561,000	1,438,935
Open Text Corp.
3.88%, 12/01/2029*	1,015,000	930,698
Rackspace Finance LLC
3.50%, 05/15/2028*	1,777,700	945,732
		6,676,864
Telecommunications — 5.9%
Altice Financing SA
5.00%, 01/15/2028*	2,423,000	1,959,746
5.75%, 08/15/2029*	1,518,000	1,187,043
Altice France SA
5.13%, 07/15/2029*	1,190,000	946,941
8.13%, 02/01/2027*	530,000	445,016
C&W Senior Financing, Ltd.
6.88%, 09/15/2027*	698,000	698,049
Connect Finco SARL/Connect US Finco LLC
9.00%, 09/15/2029*	1,410,000	1,263,822
Iliad Holding SASU
7.00%, 10/15/2028*	1,055,000	1,074,049
7.00%, 04/15/2032*	408,000	413,695
8.50%, 04/15/2031*	1,254,000	1,346,589
Sable International Finance, Ltd.
7.13%, 10/15/2032*	1,331,000	1,300,547
Telesat Canada/Telesat LLC
4.88%, 06/01/2027*	1,445,000	831,981
Viasat, Inc.
7.50%, 05/30/2031*	1,838,000	1,323,820
Vmed O2 UK Financing I PLC
7.75%, 04/15/2032*	1,219,000	1,235,665
Zayo Group Holdings, Inc.
6.13%, 03/01/2028*	1,380,000	1,222,851
		15,249,814
Security Description	Shares or Principal Amount	Value

Transportation — 0.7%
Cargo Aircraft Management, Inc.
4.75%, 02/01/2028*	$1,785,000	$ 1,780,815
Trucking & Leasing — 0.6%
AerCap Global Aviation Trust
6.50%, 06/15/2045*	1,625,000	1,624,788
Total Corporate Bonds & Notes (cost $252,333,104)		249,036,821
COMMON STOCKS — 0.3%
Oil Field Machinery & Equipment — 0.3%
Hi-Crush, Inc.(3)(5) (cost $494,782)	142	812,666
Total Long-Term Investment Securities (cost $252,827,886)		249,849,487
SHORT-TERM INVESTMENTS — 2.8%
Unaffiliated Investment Companies — 2.8%
State Street Institutional Liquid Reserves Fund, Premier Class 4.35%(6) (cost $7,430,601)	7,429,079	7,430,565
TOTAL INVESTMENTS (cost $260,258,487)(7)	98.9%	257,280,052
Other assets less liabilities	1.1	2,811,255
NET ASSETS	100.0%	$260,091,307
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PineBridge High-Yield Bond Portfolio has no right to demand registration of these securities. At January 31, 2025, the aggregate value of these securities was $220,985,300 representing 85.0% of net assets.
(1)	Security currently paying interest/dividends in the form of additional securities.
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	Securities classified as Level 3 (see Note 2).
(4)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(5)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2025, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Hi-Crush, Inc.	03/13/2024	142	$494,782	$812,666	$5,723.00	0.3%
(6)	The rate shown is the 7-day yield as of January 31, 2025.
(7)	See Note 4 for cost of investments on a tax basis.

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes:
Oil & Gas	$—	$12,832,595	$2,089,284	$14,921,879
Other Industries	—	234,114,942	—	234,114,942
Common Stocks	—	—	812,666	812,666
Short-Term Investments	7,430,565	—	—	7,430,565
Total Investments at Value	$7,430,565	$246,947,537	$2,901,950	$257,280,052
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Corporate Bonds & Notes	Common Stocks
Balance as of January 31, 2024	$—	$9,041,518
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	—	8,210,117
Realized Loss	—	—
Change in unrealized appreciation(1)	105,953	—
Change in unrealized depreciation(1)	—	(7,853,205)
Net purchases	1,983,331	494,782
Net sales	—	(9,080,546)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of January 31, 2025	$2,089,284	$812,666
(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at January 31, 2025 includes:
Corporate Bonds & Notes	Common Stocks
$105,953	$317,884
Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at January 31, 2025.
The following is quantitative information about Level 3 fair value measurements:
Description	Fair Value at January 31, 2025	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Corporate Bonds & Notes	$2,089,284	Income Approach	Amortizing Discount to Maturity	5.00%
Common Stocks	$812,666	Market Approach	Projected EBITDA Multiple*	3.3x
			Discount for Lack of Marketability	20%
			Discount for Uncertainty	40%
(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables.  For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.
See Notes to Financial Statements

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.0%
Australia — 6.8%
ANZ Group Holdings, Ltd.	305,270	$ 5,788,942
Mirvac Group	1,646,251	2,003,650
Qantas Airways, Ltd.†	765,051	4,463,075
QBE Insurance Group, Ltd.	495,027	6,433,483
Telstra Group, Ltd.	395,003	967,580
		19,656,730
Canada — 1.8%
Cenovus Energy, Inc.	357,659	5,172,871
France — 12.2%
Alstom SA†	103,734	2,048,700
AXA SA	181,604	6,887,785
BNP Paribas SA	74,200	5,056,897
Cie de Saint-Gobain SA	46,794	4,371,108
Sanofi SA	85,820	9,308,931
Thales SA	20,331	3,289,728
Veolia Environnement SA	158,960	4,530,321
		35,493,470
Germany — 9.5%
Deutsche Post AG	70,095	2,529,545
Deutsche Telekom AG	166,532	5,585,148
E.ON SE	306,630	3,632,960
LANXESS AG	58,048	1,582,629
Muenchener Rueckversicherungs-Gesellschaft AG	8,307	4,500,307
Siemens AG	45,806	9,851,975
		27,682,564
Ireland — 6.2%
AIB Group PLC	1,343,172	7,919,710
Cairn Homes PLC	1,299,779	3,095,476
CRH PLC	70,498	7,013,054
		18,028,240
Japan — 22.5%
Asahi Group Holdings, Ltd.	269,100	2,914,821
Asics Corp.	147,700	3,297,829
Hoya Corp.	27,600	3,710,451
ITOCHU Corp.	86,000	3,964,699
KDDI Corp.	46,300	1,544,472
MatsukiyoCocokara & Co.	187,300	2,770,369
Minebea Mitsumi, Inc.	158,400	2,546,503
Mitsubishi Corp.	360,200	5,754,732
Mitsubishi UFJ Financial Group, Inc.	676,500	8,565,095
Nippon Telegraph & Telephone Corp.	4,550,600	4,474,859
Nissin Foods Holdings Co., Ltd.	76,000	1,695,578
ORIX Corp.	152,600	3,225,753
Pan Pacific International Holdings Corp.	53,500	1,487,606
Resona Holdings, Inc.	333,900	2,477,146
Seven & i Holdings Co., Ltd.	215,300	3,416,417
Sony Group Corp.	157,200	3,466,661
Sumitomo Mitsui Financial Group, Inc.	236,800	5,859,138
Yamaha Motor Co., Ltd.	361,000	3,016,440
Yamazaki Baking Co., Ltd.	52,400	943,698
		65,132,267
Jersey — 1.5%
Glencore PLC	1,001,016	4,345,651
Security Description	Shares or Principal Amount	Value

Netherlands — 8.2%
Airbus SE	20,839	$ 3,601,080
Argenx SE†	5,205	3,428,500
ASR Nederland NV	93,360	4,603,737
ING Groep NV	496,898	8,270,487
Stellantis NV	169,372	2,257,250
STMicroelectronics NV	67,837	1,526,726
		23,687,780
Norway — 0.9%
DNB Bank ASA	117,625	2,502,136
South Korea — 0.3%
Samsung Electronics Co., Ltd.	25,491	909,184
Spain — 1.9%
CaixaBank SA	900,779	5,468,925
Switzerland — 2.8%
UBS Group AG	228,674	8,074,078
United Kingdom — 21.4%
Anglo American PLC	54,188	1,595,228
Ashtead Group PLC	31,686	2,073,946
AstraZeneca PLC	31,314	4,409,198
Barclays PLC	1,331,121	4,871,586
Coca-Cola Europacific Partners PLC	60,064	4,718,027
Compass Group PLC	73,535	2,539,076
HSBC Holdings PLC	891,567	9,300,410
Imperial Brands PLC	99,518	3,357,847
JD Sports Fashion PLC	1,481,921	1,635,863
Prudential PLC	324,091	2,709,651
Shell PLC	456,171	14,965,843
Tesco PLC	785,693	3,616,627
Unilever PLC	74,940	4,295,853
Vodafone Group PLC	2,508,924	2,141,061
		62,230,216
United States — 1.0%
Ferguson Enterprises, Inc.	16,074	2,884,673
Total Long-Term Investment Securities (cost $230,375,564)		281,268,785
SHORT-TERM INVESTMENTS — 3.0%
U.S. Government — 0.1%
United States Treasury Bills
4.19%, 04/22/2025	$ 300,000	297,283
U.S. Government Agency — 2.9%
Federal Home Loan Bank 4.18%, 02/03/2025	8,550,000	8,547,004
Total Short-Term Investments (cost $8,845,222)		8,844,287
TOTAL INVESTMENTS (cost $239,220,786)(1)	100.0%	290,113,072
Other assets less liabilities	(0.0)	(11,566)
NET ASSETS	100.0%	$290,101,506
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	CAD	316,600	USD	220,389	04/16/2025	$ 1,861	$ —
	EUR	1,965,400	USD	2,070,451	03/19/2025	27,411	—
	GBP	649,100	USD	822,806	03/19/2025	18,101	—
	USD	1,144,715	CHF	996,600	03/19/2025	—	(45,121)
						47,373	(45,121)
Barclays Bank PLC	GBP	1,447,100	USD	1,835,007	03/19/2025	41,002	—
	JPY	19,368,700	USD	124,995	02/19/2025	—	(103)
	USD	1,352,296	ILS	4,856,400	04/16/2025	6,801	—
	USD	506,628	SEK	5,471,100	03/19/2025	—	(11,913)
						47,803	(12,016)
Citibank, N.A.	CAD	890,500	USD	620,005	04/16/2025	5,352	—
	EUR	3,506,200	USD	3,693,440	03/19/2025	48,734	—
	GBP	2,140,300	USD	2,714,299	03/19/2025	60,917	—
	USD	602,531	AUD	978,300	04/16/2025	5,903	—
	USD	1,463,563	CHF	1,275,100	03/19/2025	—	(56,688)
	USD	2,058,222	DKK	14,441,700	03/19/2025	—	(45,586)
						120,906	(102,274)
Goldman Sachs International	EUR	1,060,800	USD	1,117,394	03/19/2025	14,689	—
	USD	377,240	AUD	612,500	04/16/2025	3,692	—
	USD	845,688	CHF	736,800	03/19/2025	—	(32,744)
	USD	707,000	ILS	2,590,600	04/16/2025	17,997	—
	USD	4,361,640	SGD	5,717,500	02/19/2025	—	(151,815)
						36,378	(184,559)
HSBC Bank PLC	AUD	661,000	USD	415,868	04/16/2025	4,773	—
	CAD	306,200	USD	213,560	04/16/2025	2,210	—
	CHF	352,800	USD	394,587	03/19/2025	5,327	—
	CNH	7,699,800	USD	1,063,405	02/19/2025	11,454	—
	EUR	3,087,600	USD	3,244,452	03/19/2025	34,882	—
	GBP	2,980,600	USD	3,752,903	03/19/2025	57,781	—
	USD	407,087	AUD	661,000	04/16/2025	4,008	—
	USD	415,868	AUD	661,000	04/16/2025	—	(4,773)
	USD	106,973	CAD	153,100	04/16/2025	—	(1,298)
	USD	799,564	CHF	705,600	03/19/2025	—	(21,044)
	USD	2,155,417	CNH	15,399,600	02/19/2025	—	(51,515)
	USD	5,195,445	EUR	4,907,400	03/19/2025	—	(94,187)
	USD	1,863,240	GBP	1,490,300	03/19/2025	—	(15,679)
						120,435	(188,496)
JPMorgan Chase Bank, N.A.	CAD	897,100	USD	624,308	04/16/2025	5,099	—
	EUR	2,757,200	USD	2,904,313	03/19/2025	38,195	—
	GBP	1,522,300	USD	1,929,954	03/19/2025	42,721	—
	KRW	1,838,145,100	USD	1,338,858	02/19/2025	76,844	—
	USD	4,855,911	CHF	4,355,800	03/19/2025	—	(49,962)
	USD	1,132,143	JPY	177,684,300	02/19/2025	15,479	—
	USD	495,350	NZD	890,000	04/16/2025	7,308	—
	USD	507,403	SGD	665,100	02/19/2025	—	(17,686)
						185,646	(67,648)
Morgan Stanley & Co. International PLC	AUD	1,151,000	USD	723,419	04/16/2025	7,578	—
	CAD	802,800	USD	558,897	04/16/2025	4,777	—
	CHF	970,500	USD	1,103,609	03/19/2025	32,813	—
	GBP	2,860,000	USD	3,639,041	03/19/2025	93,430	—
	JPY	239,188,700	USD	1,558,610	02/19/2025	13,745	—
	JPY	28,897,200	USD	188,900	05/21/2025	341	—
	NOK	3,991,900	USD	361,531	03/19/2025	8,863	—
	USD	571,162	CZK	13,534,700	03/19/2025	—	(13,296)
	USD	1,999,436	EUR	1,914,500	03/19/2025	—	(9,307)
	USD	583,595	JPY	90,198,900	02/19/2025	—	(1,021)
	USD	75,312	NOK	848,600	03/19/2025	—	(341)
						161,547	(23,965)

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Natwest Markets PLC	CHF	4,209,300	USD	4,687,578	03/19/2025	$ 43,270	$ —
	NOK	848,600	USD	75,314	03/19/2025	343	—
	SEK	57,359,100	USD	5,215,621	03/19/2025	29,022	—
	USD	4,832,388	CHF	4,209,300	03/19/2025	—	(188,080)
	USD	76,712	NOK	848,600	03/19/2025	—	(1,741)
	USD	5,311,667	SEK	57,359,100	03/19/2025	—	(125,069)
						72,635	(314,890)
State Street Bank & Trust Company	CAD	591,300	USD	411,683	04/16/2025	3,547	—
	GBP	446,200	USD	565,574	03/19/2025	12,409	—
	HKD	6,206,100	USD	797,397	02/19/2025	594	—
	USD	5,019,892	CHF	4,373,300	03/19/2025	—	(194,635)
	USD	2,110,298	GBP	1,656,600	03/19/2025	—	(56,571)
	USD	2,909,188	HKD	22,576,800	02/19/2025	—	(10,544)
	USD	963,467	ILS	3,531,300	04/16/2025	24,791	—
	USD	5,904,685	JPY	890,160,300	02/19/2025	—	(155,346)
	USD	220,059	SEK	2,376,600	03/19/2025	—	(5,159)
						41,341	(422,255)
Toronto Dominion Bank	CAD	1,446,300	USD	1,006,967	04/16/2025	8,681	—
	USD	2,808,743	HKD	21,794,300	02/19/2025	—	(10,565)
	USD	6,561,530	SEK	71,890,100	03/19/2025	—	(60,991)
						8,681	(71,556)
UBS AG	CAD	994,200	USD	691,868	04/16/2025	5,637	—
	EUR	1,245,800	USD	1,322,135	03/19/2025	27,122	—
	GBP	930,900	USD	1,179,944	03/19/2025	25,884	—
	JPY	411,075,300	USD	2,735,170	02/19/2025	80,130	—
	USD	231,706	AUD	376,300	04/16/2025	2,326	—
	USD	2,012,385	CHF	1,752,900	03/19/2025	—	(78,333)
	USD	1,328,508	EUR	1,288,700	03/19/2025	11,100	—
	USD	453,115	HKD	3,516,000	02/19/2025	—	(1,694)
						152,199	(80,027)
Westpac Banking Corp.	CAD	1,632,300	USD	1,136,347	04/16/2025	9,678	—
	EUR	1,381,500	USD	1,456,422	03/19/2025	20,348	—
	JPY	488,804,700	USD	3,220,154	02/19/2025	63,078	—
	USD	5,406,683	CHF	4,710,600	03/19/2025	—	(209,268)
	USD	1,413,802	JPY	212,325,500	02/19/2025	—	(42,441)
						93,104	(251,709)
Unrealized Appreciation (Depreciation)						$1,088,048	$(1,764,516)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
CNH—Yuan Renminbi Offshore
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
ILS—Israeli New Sheqel
JPY—Japanese Yen
KRW—South Korean Won
NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona
SGD—Singapore Dollar
USD—United States Dollar
Industry Allocation*
Banks	25.7%
Insurance	8.6
Oil & Gas	7.0
Telecommunications	4.9
Pharmaceuticals	4.7
Miscellaneous Manufacturing	4.1
Building Materials	3.9
Distribution/Wholesale	3.4
Food	3.3
Retail	3.1
Short-Term Investments	3.0

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Industry Allocation*(continued)
Beverages	2.6%
Aerospace/Defense	2.3
Electronics	2.2
Mining	2.0
Water	1.6
Airlines	1.6
Cosmetics/Personal Care	1.5
Electric	1.3
Home Furnishings	1.2
Biotechnology	1.2
Agriculture	1.2
Apparel	1.1
Diversified Financial Services	1.1
Home Builders	1.1
Leisure Time	1.0
Food Service	0.9
Transportation	0.9
Semiconductors	0.8
Auto Manufacturers	0.8
Commercial Services	0.7
REITS	0.7
Chemicals	0.5
100.0%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$5,172,871	$—	$—	$5,172,871
United Kingdom	4,718,027	57,512,189	—	62,230,216
Other Countries	—	213,865,698	—	213,865,698
Short-Term Investments	—	8,844,287	—	8,844,287
Total Investments at Value	$9,890,898	$280,222,174	$—	$290,113,072
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$1,088,048	$—	$1,088,048
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$1,764,516	$—	$1,764,516
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 51.3%
Australia — 0.3%
ANZ Group Holdings, Ltd.	4,561	$ 86,492
Aristocrat Leisure, Ltd.	1,713	80,210
BHP Group, Ltd.	4,433	109,104
Brambles, Ltd.	2,728	33,490
Commonwealth Bank of Australia	1,728	171,590
CSL, Ltd.	532	92,529
Endeavour Group, Ltd.	14,349	37,643
Macquarie Group, Ltd.	749	111,825
National Australia Bank, Ltd.	4,432	110,081
Rio Tinto, Ltd.	582	42,438
Telstra Group, Ltd.	13,945	34,159
Wesfarmers, Ltd.	2,348	111,277
Westpac Banking Corp.	4,387	91,615
Woodside Energy Group, Ltd.	2,558	38,893
Woolworths Group, Ltd.	2,471	46,695
		1,198,041
Austria — 0.2%
Erste Group Bank AG	16,801	1,036,015
OMV AG	637	26,296
		1,062,311
Belgium — 0.0%
Anheuser-Busch InBev SA NV	1,741	85,626
KBC Group NV	392	30,102
		115,728
Bermuda — 0.0%
Arch Capital Group, Ltd.	432	40,206
Assured Guaranty, Ltd.	189	17,879
Axis Capital Holdings, Ltd.	276	25,122
		83,207
Brazil — 0.2%
NU Holdings, Ltd., Class A†	50,198	664,622
Canada — 0.8%
Agnico Eagle Mines, Ltd.	1,381	128,356
Bank of Montreal	1,127	111,572
Bank of Nova Scotia	1,509	77,207
Brookfield Asset Management, Ltd., Class A	917	54,881
Brookfield Corp.	1,900	116,169
Canadian National Railway Co.	1,156	120,758
Canadian Natural Resources, Ltd.	4,048	122,971
Canadian Pacific Kansas City, Ltd.	1,553	123,419
Celestica, Inc.†	470	58,026
Cenovus Energy, Inc.	2,030	29,360
Constellation Software, Inc.	72	235,468
Dollarama, Inc.	1,415	133,901
Enbridge, Inc.	5,341	230,971
Fairfax Financial Holdings, Ltd.	20	26,921
Franco-Nevada Corp.	340	46,220
Great-West Lifeco, Inc.	691	22,342
Hydro One, Ltd.*	3,330	103,611
Keyera Corp.	2,420	68,669
Loblaw Cos., Ltd.	1,015	127,092
Manulife Financial Corp.	6,523	195,059
Metro, Inc.	563	35,178
National Bank of Canada	529	46,951
Royal Bank of Canada	3,067	373,902
Shopify, Inc., Class A†	2,126	248,110
Sun Life Financial, Inc.	872	50,285
Suncor Energy, Inc.	2,099	78,755
Security Description	Shares or Principal Amount	Value

Canada (continued)
TC Energy Corp.	1,708	$ 76,965
TFI International, Inc.	237	31,235
Toronto-Dominion Bank	2,831	161,501
Waste Connections, Inc.	462	84,892
		3,320,747
China — 0.5%
Bilibili, Inc. ADR†	1,160	19,395
Tencent Holdings, Ltd.	24,400	1,285,825
Tencent Music Entertainment Group ADR	80,089	959,466
Xiaomi Corp., Class B*†	8,600	43,001
		2,307,687
Curacao — 0.0%
Schlumberger NV	4,917	198,057
Denmark — 0.4%
Danske Bank A/S	978	29,222
DSV A/S	443	87,704
Novo Nordisk A/S, Class B	12,290	1,037,513
Novonesis (Novozymes), Class B	785	44,827
Orsted A/S*†	383	14,714
Vestas Wind Systems A/S†	38,060	519,513
		1,733,493
Finland — 0.1%
Kesko Oyj, Class B	1,810	34,691
Neste Oyj	597	7,526
Nokia Oyj	10,093	47,323
Nordea Bank Abp	2,480	29,438
Nordea Bank Abp	2,548	30,213
UPM-Kymmene Oyj	1,695	49,766
		198,957
France — 1.8%
Air Liquide SA	1,424	248,293
AXA SA	4,835	183,379
BNP Paribas SA	2,400	163,565
Bureau Veritas SA	1,906	59,538
Cie de Saint-Gobain SA	2,185	204,105
Danone SA	1,088	76,124
Eiffage SA	207	18,487
Engie SA	3,466	57,148
EssilorLuxottica SA	4,696	1,291,394
Gaztransport Et Technigaz SA	546	83,597
Hermes International S.C.A.	33	92,385
Kering SA	101	26,183
Legrand SA	10,834	1,109,272
L'Oreal SA	392	144,707
LVMH Moet Hennessy Louis Vuitton SE	409	294,691
Nexans SA	228	22,229
Pernod Ricard SA	357	40,535
Rexel SA	410	10,852
Safran SA	586	145,598
Sanofi SA	12,090	1,311,407
Schneider Electric SE	6,708	1,696,257
Societe Generale SA	1,706	55,216
TotalEnergies SE	4,308	250,234
Vinci SA	1,373	148,149
		7,733,345
Germany — 1.9%
adidas AG	211	55,726
Allianz SE	829	270,179

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
BASF SE	1,074	$ 51,886
Bayer AG	901	20,213
Daimler Truck Holding AG	1,050	46,455
Delivery Hero SE*†	371	9,663
Deutsche Bank AG	3,202	62,882
Deutsche Boerse AG	248	61,289
Deutsche Telekom AG	12,002	402,523
E.ON SE	3,476	41,184
Henkel AG & Co. KGaA (Preference Shares)	2,081	181,956
HOCHTIEF AG	542	78,703
Infineon Technologies AG	32,730	1,084,644
Mercedes-Benz Group AG	1,044	63,831
Muenchener Rueckversicherungs-Gesellschaft AG	380	205,865
RWE AG	1,192	36,964
SAP SE	13,598	3,778,630
Sartorius AG (Preference Shares)	78	22,636
Siemens AG	8,817	1,896,364
Vonovia SE	985	30,251
		8,401,844
Greece — 0.0%
Eurobank Ergasias Services & Holdings SA	5,065	12,662
Hong Kong — 0.1%
AIA Group, Ltd.	22,200	156,152
CK Asset Holdings, Ltd.	10,500	43,804
Futu Holdings, Ltd. ADR	220	21,263
Galaxy Entertainment Group, Ltd.	6,000	25,650
Hong Kong & China Gas Co., Ltd.	33,735	25,856
Hong Kong Exchanges & Clearing, Ltd.	2,400	93,236
Techtronic Industries Co., Ltd.	3,500	47,011
		412,972
Hungary — 0.0%
Richter Gedeon Nyrt	1,724	44,550
India — 0.3%
HDFC Bank, Ltd. ADR	18,474	1,120,263
Indonesia — 0.2%
Bank Central Asia Tbk PT	1,495,500	865,980
Ireland — 0.5%
Accenture PLC, Class A	994	382,640
Aon PLC, Class A	463	171,690
CRH PLC	1,805	178,749
Eaton Corp. PLC	945	308,486
Flutter Entertainment PLC†	218	58,371
James Hardie Industries PLC CDI†	1,718	57,901
Linde PLC	989	441,213
Medtronic PLC	1,837	166,836
PDD Holdings, Inc. ADR†	255	28,537
Pentair PLC	849	88,024
Seagate Technology Holdings PLC	337	32,473
Trane Technologies PLC	726	263,357
Willis Towers Watson PLC	186	61,299
		2,239,576
Israel — 0.0%
Check Point Software Technologies, Ltd.†	196	42,732
NICE, Ltd. ADR†	149	24,755
		67,487
Italy — 0.4%
Enel SpA	9,908	70,376
Security Description	Shares or Principal Amount	Value

Italy (continued)
Eni SpA	7,605	$ 107,183
FinecoBank Banca Fineco SpA	52,967	1,008,315
Generali	2,420	76,712
Intesa Sanpaolo SpA	31,904	138,525
Mediobanca Banca di Credito Finanziario SpA	1,311	21,391
Prysmian SpA	589	40,987
Recordati Industria Chimica e Farmaceutica SpA	969	59,063
Saipem SpA†	9,102	22,342
Terna - Rete Elettrica Nazionale	16,150	133,253
UniCredit SpA	4,396	202,137
		1,880,284
Japan — 3.0%
Advantest Corp.	1,800	100,586
Ajinomoto Co., Inc.	600	24,077
Asics Corp.	2,900	64,751
Astellas Pharma, Inc.	3,900	37,974
Capcom Co., Ltd.	700	15,966
Chugai Pharmaceutical Co., Ltd.	1,100	47,518
Dai-ichi Life Holdings, Inc.	1,700	46,447
Daiichi Sankyo Co., Ltd.	3,400	93,455
Daikin Industries, Ltd.	400	47,130
Dexerials Corp.	1,500	19,525
Ebara Corp.	2,800	46,129
Eisai Co., Ltd.	400	11,881
ENEOS Holdings, Inc.	6,100	30,718
FANUC Corp.	1,600	47,751
Fuji Electric Co., Ltd.	500	23,809
Fujikura, Ltd.	1,300	52,310
Furukawa Electric Co., Ltd.	600	27,411
Hitachi, Ltd.	12,300	310,338
Honda Motor Co., Ltd.	6,900	65,380
Hoya Corp.	800	107,549
Inpex Corp.	6,100	73,401
Isuzu Motors, Ltd.	1,100	14,763
ITOCHU Corp.	19,800	912,803
Japan Elevator Service Holdings Co., Ltd.	1,600	30,980
Kao Corp.	1,600	63,634
KDDI Corp.	4,100	136,768
Keyence Corp.	2,200	948,808
Kirin Holdings Co., Ltd.	6,900	87,230
Komatsu, Ltd.	4,000	122,642
Lasertec Corp.	100	10,460
MEITEC Group Holdings, Inc.	1,100	21,346
Mitsubishi Corp.	7,700	123,019
Mitsubishi Estate Co., Ltd.	1,100	15,986
Mitsubishi Gas Chemical Co., Inc.	500	8,734
Mitsubishi UFJ Financial Group, Inc.	142,500	1,804,178
Mitsui & Co., Ltd.	6,800	134,519
Mitsui Fudosan Co., Ltd.	7,500	67,712
Mitsui Mining & Smelting Co., Ltd.	700	20,670
Mitsui OSK Lines, Ltd.	1,300	44,364
Mizuho Financial Group, Inc.	8,900	244,854
MS&AD Insurance Group Holdings, Inc.	60,100	1,251,724
Murata Manufacturing Co., Ltd.	3,400	53,736
NGK Insulators, Ltd.	900	11,540
NIDEC Corp.	2,000	34,515
Nintendo Co., Ltd.	2,400	157,489
Nippon Building Fund, Inc.	95	75,701
Nippon Telegraph & Telephone Corp.	16,100	15,832
Niterra Co., Ltd.	700	23,077
Nomura Holdings, Inc.	9,100	59,310
Obayashi Corp.	2,600	34,925

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Olympus Corp.	2,500	$ 37,970
Oriental Land Co., Ltd.	1,600	36,005
Recruit Holdings Co., Ltd.	15,500	1,083,641
Resonac Holdings Corp.	1,800	43,803
Sanrio Co., Ltd.	800	29,927
Sanwa Holdings Corp.	1,700	53,242
Sekisui Chemical Co., Ltd.	5,200	86,422
Sekisui House, Ltd.	1,400	32,208
Seven & i Holdings Co., Ltd.	4,300	68,233
Shimano, Inc.	4,300	605,697
Shin-Etsu Chemical Co., Ltd.	4,000	124,838
Shiseido Co., Ltd.	1,000	16,713
SMC Corp.	1,200	452,634
SoftBank Group Corp.	1,400	85,744
Sony Group Corp.	10,600	233,757
Sumitomo Corp.	5,800	125,101
Sumitomo Electric Industries, Ltd.	3,100	57,767
Sumitomo Forestry Co., Ltd.	800	27,435
Sumitomo Mitsui Financial Group, Inc.	8,400	207,841
Suzuki Motor Corp.	3,600	42,890
Sysmex Corp.	1,600	30,606
T&D Holdings, Inc.	2,100	39,949
Taisei Corp.	700	29,367
Takeda Pharmaceutical Co., Ltd.	2,600	69,873
Terumo Corp.	47,700	896,263
Tokio Marine Holdings, Inc.	2,400	79,266
Tokyo Electron, Ltd.	900	152,803
Toray Industries, Inc.	5,100	35,359
Toyota Industries Corp.	200	16,680
Toyota Motor Corp.	15,600	297,256
Yamaha Motor Co., Ltd.	2,300	19,218
Yokogawa Electric Corp.	3,400	74,585
		13,018,518
Jersey — 0.0%
Aptiv PLC†	494	30,835
Experian PLC	1,304	64,661
		95,496
Liberia — 0.0%
Royal Caribbean Cruises, Ltd.	315	83,979
Luxembourg — 0.1%
InPost SA†	1,443	23,655
Spotify Technology SA†	470	257,819
Tenaris SA	2,645	50,122
		331,596
Netherlands — 0.9%
Adyen NV*†	18	29,183
Airbus SE	681	117,680
Argenx SE†	67	44,132
ASM International NV	40	22,996
ASML Holding NV	2,844	2,109,788
ASR Nederland NV	591	29,143
Euronext NV*	276	32,014
Ferrari NV	441	189,789
Heineken NV	11,403	792,568
ING Groep NV	7,236	120,438
Koninklijke Ahold Delhaize NV	2,774	98,249
Koninklijke KPN NV	39,341	142,330
Koninklijke Philips NV†	1,677	46,171
NN Group NV	745	34,240
Security Description	Shares or Principal Amount	Value

Netherlands (continued)
NXP Semiconductors NV	509	$ 106,152
Prosus NV	1,775	67,795
Stellantis NV	3,791	50,523
Wolters Kluwer NV	313	56,940
		4,090,131
Norway — 0.2%
DNB Bank ASA	35,207	748,928
Equinor ASA	1,551	37,320
Kongsberg Gruppen ASA	978	116,096
		902,344
Portugal — 0.0%
Galp Energia SGPS SA	1,657	27,728
Puerto Rico — 0.0%
Popular, Inc.	250	25,735
Singapore — 0.1%
DBS Group Holdings, Ltd.	6,880	225,619
Oversea-Chinese Banking Corp., Ltd.	6,500	83,174
Sea, Ltd. ADR†	1,164	141,763
Singapore Telecommunications, Ltd.	15,500	37,885
United Overseas Bank, Ltd.	1,900	52,360
Yangzijiang Shipbuilding Holdings, Ltd.	27,200	60,961
		601,762
South Korea — 0.0%
HD Hyundai Electric Co., Ltd.	212	59,470
Spain — 0.6%
ACS Actividades de Construccion y Servicios SA	626	31,942
Amadeus IT Group SA	758	55,722
Banco Bilbao Vizcaya Argentaria SA	5,296	60,333
Banco Santander SA	24,939	127,934
Bankinter SA	108,838	928,472
CaixaBank SA	5,954	36,149
Cellnex Telecom SA*	891	29,790
Endesa SA	1,377	30,496
Iberdrola SA	86,918	1,228,307
Iberdrola SA (Interim Shares)†	1,375	19,431
Industria de Diseno Textil SA	3,348	182,490
Redeia Corp. SA	3,220	54,181
Repsol SA	2,800	32,471
		2,817,718
Sweden — 0.3%
Assa Abloy AB, Class B	4,517	137,850
Atlas Copco AB, Class A	8,102	135,730
Essity AB, Class B	1,858	47,031
Evolution AB*	325	24,855
Lifco AB, Class B	2,743	90,025
Svenska Handelsbanken AB, Class A	83,291	918,590
Telefonaktiebolaget LM Ericsson, Class B	4,820	36,325
Volvo AB, Class B	3,776	104,220
		1,494,626
Switzerland — 1.7%
ABB, Ltd.	7,048	384,692
Bachem Holding AG	224	14,294
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	110	1,263,166
Chubb, Ltd.	2,291	622,877
Cie Financiere Richemont SA, Class A	8,488	1,627,094
Garmin, Ltd.	145	31,298
Givaudan SA	15	65,421

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Holcim AG	419	$ 42,115
Lonza Group AG	83	52,749
Nestle SA	3,783	321,661
Novartis AG	3,634	380,865
Roche Holding AG	6,192	1,944,322
Sandoz Group AG	999	47,817
Sika AG	257	65,274
Swiss Re AG	49	7,472
Swissquote Group Holding SA	47	20,484
UBS Group AG	6,694	236,354
Zurich Insurance Group AG	456	276,515
		7,404,470
Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	14,653	3,067,166
Thailand — 0.0%
Fabrinet†	103	22,270
United Kingdom — 3.7%
Anglo American PLC	3,184	93,733
ARM Holdings PLC ADR†	2,979	475,299
Ashtead Group PLC	792	51,839
AstraZeneca PLC	9,279	1,306,539
Auto Trader Group PLC*	1,601	15,687
BAE Systems PLC	4,287	64,874
Barclays PLC	33,041	120,922
BP PLC	30,075	156,027
Bunzl PLC	26,112	1,115,699
Compass Group PLC	1,901	65,639
Diageo PLC	41,076	1,230,320
GSK PLC	70,672	1,235,281
Haleon PLC	230,500	1,074,029
HSBC Holdings PLC (OTC US)	32,143	335,301
HSBC Holdings PLC (SEHK)	2,800	28,746
IMI PLC	640	15,873
InterContinental Hotels Group PLC	549	73,479
Lloyds Banking Group PLC	1,329,230	1,020,578
London Stock Exchange Group PLC	396	58,981
National Grid PLC	8,339	101,395
Next PLC	169	20,804
Prudential PLC	3,243	27,114
Reckitt Benckiser Group PLC	17,572	1,157,800
RELX PLC	38,543	1,916,616
Rio Tinto PLC	3,013	181,908
Rolls-Royce Holdings PLC†	9,367	70,170
Shell PLC (LSE)	13,540	444,214
Shell PLC (XAMS)	51,951	1,721,825
Standard Chartered PLC	6,549	88,424
Unilever PLC	33,725	1,933,231
Vodafone Group PLC	36,274	30,955
		16,233,302
United States — 32.3%
3M Co.	1,122	170,768
Abbott Laboratories	2,732	349,505
AbbVie, Inc.	3,866	710,957
Acuity Brands, Inc.	82	27,256
Adobe, Inc.†	1,381	604,118
Advanced Micro Devices, Inc.†	4,591	532,326
Aflac, Inc.	2,820	302,812
Agilent Technologies, Inc.	524	79,396
Air Products & Chemicals, Inc.	235	78,786
Airbnb, Inc., Class A†	395	51,812
Security Description	Shares or Principal Amount	Value

United States (continued)
Albemarle Corp.	163	$ 13,723
Align Technology, Inc.†	103	22,568
Allstate Corp.	361	69,431
Alnylam Pharmaceuticals, Inc.†	142	38,526
Alphabet, Inc., Class A	20,654	4,213,829
Alphabet, Inc., Class C	13,121	2,697,678
Amazon.com, Inc.†	24,965	5,933,681
American Express Co.	3,709	1,177,422
American Tower Corp.	424	78,419
Ameriprise Financial, Inc.	307	166,812
Amgen, Inc.	841	240,038
Amphenol Corp., Class A	4,358	308,459
Analog Devices, Inc.	942	199,600
Apollo Global Management, Inc.	528	90,277
Apple, Inc.	34,005	8,025,180
Applied Materials, Inc.	1,485	267,820
AppLovin Corp., Class A†	162	59,874
Archer-Daniels-Midland Co.	693	35,502
Arista Networks, Inc.†	10,227	1,178,457
Armstrong World Industries, Inc.	369	55,723
Assurant, Inc.	157	33,785
AT&T, Inc.	12,831	304,480
ATI, Inc.†	931	53,151
Atlassian Corp., Class A†	156	47,858
Atmos Energy Corp.	473	67,407
Autodesk, Inc.†	482	150,066
Automatic Data Processing, Inc.	806	244,226
AutoZone, Inc.†	46	154,110
Axon Enterprise, Inc.†	217	141,523
Baker Hughes Co.	818	37,775
Ball Corp.	5,049	281,229
Bank of America Corp.	12,659	586,112
Bank of New York Mellon Corp.	2,778	238,714
Baxter International, Inc.	840	27,350
Becton Dickinson & Co.	359	88,888
Berkshire Hathaway, Inc., Class B†	2,195	1,028,731
Biogen, Inc.†	149	21,446
Blackrock, Inc.	875	941,062
Blackstone, Inc.	1,349	238,921
Block, Inc.†	1,853	168,289
Boeing Co.†	263	46,425
Booking Holdings, Inc.	384	1,819,223
Boston Scientific Corp.†	9,190	940,688
Bristol-Myers Squibb Co.	17,032	1,004,036
Broadcom, Inc.	10,769	2,382,857
Cadence Design Systems, Inc.†	1,862	554,168
Capital One Financial Corp.	595	121,207
Carlisle Cos., Inc.	153	59,587
Carrier Global Corp.	4,181	273,354
Carvana Co.†	81	20,046
Caterpillar, Inc.	1,574	584,647
CBRE Group, Inc., Class A†	1,111	160,806
CDW Corp.	239	47,594
Cencora, Inc.	427	108,548
Centene Corp.†	647	41,427
CenterPoint Energy, Inc.	1,249	40,680
Charles Schwab Corp.	2,492	206,138
Charter Communications, Inc., Class A†	95	32,822
Cheniere Energy, Inc.	160	35,784
Chevron Corp.	3,510	523,657
Chipotle Mexican Grill, Inc.†	2,552	148,909
Church & Dwight Co., Inc.	851	89,798
Cigna Group	572	168,288

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Cintas Corp.	2,545	$ 510,451
Cisco Systems, Inc.	8,516	516,070
Citigroup, Inc.	3,678	299,500
Clorox Co.	221	35,068
Cloudflare, Inc., Class A†	924	127,882
CME Group, Inc.	369	87,276
Coca-Cola Co.	12,043	764,490
Cognizant Technology Solutions Corp., Class A	558	46,096
Coinbase Global, Inc., Class A†	518	150,909
Colgate-Palmolive Co.	5,389	467,226
Comcast Corp., Class A	5,548	186,746
Conagra Brands, Inc.	1,358	35,159
ConocoPhillips	7,689	759,904
Consolidated Edison, Inc.	1,360	127,486
Constellation Energy Corp.	729	218,685
Copart, Inc.†	1,548	89,676
Corning, Inc.	1,603	83,484
Corteva, Inc.	950	62,007
CoStar Group, Inc.†	558	42,743
Costco Wholesale Corp.	1,190	1,166,057
Coterra Energy, Inc.	20,034	555,342
Crowdstrike Holdings, Inc., Class A†	620	246,803
Crown Castle, Inc.	471	42,051
CSX Corp.	3,649	119,943
Cummins, Inc.	447	159,244
CVS Health Corp.	1,276	72,068
D.R. Horton, Inc.	838	118,912
Danaher Corp.	1,980	441,025
Datadog, Inc., Class A†	868	123,872
DaVita, Inc.†	131	23,082
Deere & Co.	1,024	487,997
Dell Technologies, Inc., Class C	426	44,134
Dexcom, Inc.†	459	39,855
Digital Realty Trust, Inc.	898	147,146
Discover Financial Services	783	157,453
DocuSign, Inc.†	401	38,789
Dollar General Corp.	215	15,278
Dollar Tree, Inc.†	274	20,098
Dominion Energy, Inc.	1,216	67,597
DoorDash, Inc., Class A†	205	38,710
Dow, Inc.	1,124	43,892
Duke Energy Corp.	1,164	130,356
DuPont de Nemours, Inc.	1,392	106,906
eBay, Inc.	3,055	206,151
Ecolab, Inc.	1,552	388,295
Edison International	849	45,846
Edwards Lifesciences Corp.†	699	50,643
Electronic Arts, Inc.	327	40,192
Elevance Health, Inc.	475	187,958
Eli Lilly & Co.	2,224	1,803,842
Emerson Electric Co.	3,302	429,095
Enphase Energy, Inc.†	170	10,588
EOG Resources, Inc.	2,345	294,978
Equinix, Inc.	647	591,138
Equity LifeStyle Properties, Inc.	1,429	93,528
Estee Lauder Cos., Inc., Class A	3,645	304,102
Evercore, Inc., Class A	97	28,253
Eversource Energy	931	53,700
Exact Sciences Corp.†	281	15,750
Exelixis, Inc.†	1,367	45,316
Exelon Corp.	4,410	176,400
Extra Space Storage, Inc.	1,460	224,840
Security Description	Shares or Principal Amount	Value

United States (continued)
Exxon Mobil Corp.	7,276	$ 777,295
Fair Isaac Corp.†	230	430,919
Fastenal Co.	4,991	365,541
FedEx Corp.	354	93,764
Ferguson Enterprises, Inc. (LSE)	353	63,350
Ferguson Enterprises, Inc. (NYSE)	4,512	817,213
Fidelity National Information Services, Inc.	682	55,563
Fifth Third Bancorp	624	27,649
First Horizon Corp.	1,227	26,859
First Solar, Inc.†	1,149	192,480
Fiserv, Inc.†	1,203	259,896
Ford Motor Co.	4,275	43,092
Fortinet, Inc.†	4,664	470,504
Freeport-McMoRan, Inc.	2,405	86,219
Gartner, Inc.†	740	401,694
GE HealthCare Technologies, Inc.	601	53,068
GE Vernova, Inc.	3,116	1,161,894
General Dynamics Corp.	420	107,932
General Electric Co.	5,136	1,045,536
General Mills, Inc.	647	38,911
General Motors Co.	1,971	97,486
Gilead Sciences, Inc.	1,897	184,388
Global Payments, Inc.	363	40,965
Globe Life, Inc.	218	26,616
Goldman Sachs Group, Inc.	612	391,925
Hartford Financial Services Group, Inc.	552	61,576
HCA Healthcare, Inc.	1,044	344,426
HEICO Corp.	245	58,540
Hess Corp.	540	75,076
Hess Midstream LP	1,296	52,501
Hewlett Packard Enterprise Co.	1,386	29,369
Hilton Worldwide Holdings, Inc.	391	100,123
Hims & Hers Health, Inc.†	2,349	87,571
Home Depot, Inc.	2,746	1,131,297
Honeywell International, Inc.	674	150,787
Howmet Aerospace, Inc.	8,083	1,023,146
HP, Inc.	2,976	96,720
Hubbell, Inc.	99	41,878
HubSpot, Inc.†	84	65,481
Humana, Inc.	132	38,706
Huntington Ingalls Industries, Inc.	261	51,485
IDEXX Laboratories, Inc.†	138	58,243
Illinois Tool Works, Inc.	893	231,430
Illumina, Inc.†	201	26,681
Incyte Corp.†	408	30,257
Intel Corp.	3,628	70,492
Intercontinental Exchange, Inc.	1,167	186,522
International Business Machines Corp.	3,750	958,875
International Flavors & Fragrances, Inc.	372	32,397
International Paper Co.	1,641	91,289
Intuit, Inc.	925	556,397
Intuitive Surgical, Inc.†	1,243	710,847
IQVIA Holdings, Inc.†	756	152,228
Jabil, Inc.	200	32,482
Johnson & Johnson	3,666	557,782
JPMorgan Chase & Co.	11,419	3,052,299
Keurig Dr Pepper, Inc.	977	31,362
KeyCorp	1,271	22,853
Keysight Technologies, Inc.†	315	56,180
Kimberly-Clark Corp.	959	124,641
Kimco Realty Corp.	2,740	61,513
Kinder Morgan, Inc.	4,771	131,107
KLA Corp.	266	196,372

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Kroger Co.	791	$ 48,757
Lam Research Corp.	4,906	397,631
Las Vegas Sands Corp.	749	34,327
Leidos Holdings, Inc.	1,103	156,659
Lennar Corp., Class A	694	91,081
Lennox International, Inc.	63	37,322
Liberty Media Corp.-Liberty Formula One, Class C†	15,710	1,503,447
Loews Corp.	1,672	142,872
Lowe's Cos., Inc.	823	214,013
Lululemon Athletica, Inc.†	2,698	1,117,512
M&T Bank Corp.	259	52,121
Manhattan Associates, Inc.†	87	18,147
Marathon Petroleum Corp.	526	76,643
Markel Group, Inc.†	61	111,556
Marriott International, Inc., Class A	391	113,621
Marsh & McLennan Cos., Inc.	1,066	231,194
Marvell Technology, Inc.	1,761	198,746
Masco Corp.	522	41,384
Mastercard, Inc., Class A	2,296	1,275,267
Match Group, Inc.	548	19,564
McDonald's Corp.	1,217	351,348
McKesson Corp.	348	206,973
MercadoLibre, Inc.†	649	1,247,501
Merck & Co., Inc.	7,031	694,803
Meta Platforms, Inc., Class A	6,422	4,425,914
MetLife, Inc.	505	43,688
Mettler-Toledo International, Inc.†	11	15,009
MGIC Investment Corp.	642	16,397
Microchip Technology, Inc.	814	44,200
Micron Technology, Inc.	1,999	182,389
Microsoft Corp.	18,983	7,879,084
MicroStrategy, Inc., Class A†	63	21,092
Millrose Properties, Inc.†	346	3,827
Moderna, Inc.†	333	13,127
Mondelez International, Inc., Class A	4,776	276,960
MongoDB, Inc.†	88	24,052
Monolithic Power Systems, Inc.	34	21,671
Monster Beverage Corp.†	1,100	53,581
Moody's Corp.	1,348	673,245
Morgan Stanley	7,211	998,219
Motorola Solutions, Inc.	1,109	520,398
MSCI, Inc.	479	285,853
NetApp, Inc.	516	63,004
Netflix, Inc.†	1,942	1,896,868
Neurocrine Biosciences, Inc.†	282	42,813
Newmont Corp.	1,517	64,806
NextEra Energy, Inc.	11,500	822,940
NIKE, Inc., Class B	1,939	149,109
NiSource, Inc.	1,721	64,193
Norfolk Southern Corp.	308	78,632
NRG Energy, Inc.	394	40,361
Nucor Corp.	593	76,159
Nutanix, Inc., Class A†	978	67,252
NVIDIA Corp.	65,169	7,824,842
NVR, Inc.†	39	312,631
Occidental Petroleum Corp.	717	33,448
Okta, Inc.†	646	60,866
Old Dominion Freight Line, Inc.	400	74,244
Omega Healthcare Investors, Inc.	1,274	47,214
Omnicom Group, Inc.	197	17,098
Oracle Corp.	5,760	979,546
O'Reilly Automotive, Inc.†	466	603,200
Security Description	Shares or Principal Amount	Value

United States (continued)
Otis Worldwide Corp.	1,927	$ 183,874
Owens Corning	308	56,841
PACCAR, Inc.	816	90,478
Packaging Corp. of America	172	36,578
Palantir Technologies, Inc., Class A†	3,906	322,206
Palo Alto Networks, Inc.†	1,069	197,145
Parker-Hannifin Corp.	1,169	826,541
Paychex, Inc.	2,581	381,136
PayPal Holdings, Inc.†	1,753	155,281
PepsiCo, Inc.	2,488	374,917
Pfizer, Inc.	7,877	208,898
Phillips 66	534	62,943
Pinterest, Inc., Class A†	801	26,401
PNC Financial Services Group, Inc.	936	188,089
Primerica, Inc.	87	25,245
Procter & Gamble Co.	9,606	1,594,500
Progressive Corp.	1,104	272,070
Prologis, Inc.	1,735	206,899
Prudential Financial, Inc.	455	54,946
Public Storage	266	79,396
PulteGroup, Inc.	237	26,966
Pure Storage, Inc., Class A†	714	48,402
QUALCOMM, Inc.	1,856	320,958
Quanta Services, Inc.	191	58,754
Quest Diagnostics, Inc.	241	39,307
Radian Group, Inc.	475	16,160
Reddit, Inc., Class A†	1,377	274,780
Regeneron Pharmaceuticals, Inc.†	149	100,274
Regions Financial Corp.	1,758	43,317
Reinsurance Group of America, Inc.	203	46,256
Republic Services, Inc.	914	198,219
ResMed, Inc.	359	84,789
Rivian Automotive, Inc., Class A†	1,129	14,180
ROBLOX Corp., Class A†	512	36,388
Roku, Inc.†	237	19,614
Rollins, Inc.	2,379	117,761
Roper Technologies, Inc.	220	126,643
Ross Stores, Inc.	473	71,215
RPM International, Inc.	286	36,208
RTX Corp.	4,121	531,403
S&P Global, Inc.	1,249	651,241
Salesforce, Inc.	3,085	1,054,144
SBA Communications Corp.	170	33,585
Sempra	1,898	157,401
ServiceNow, Inc.†	792	806,557
Sherwin-Williams Co.	1,301	465,966
Simon Property Group, Inc.	1,085	188,638
Snap, Inc., Class A†	1,471	16,608
Snap-on, Inc.	123	43,683
Snowflake, Inc., Class A†	1,766	320,547
Solventum Corp.†	392	29,032
Southern Co.	2,532	212,561
SS&C Technologies Holdings, Inc.	952	77,064
Starbucks Corp.	1,806	194,470
State Street Corp.	534	54,265
Steel Dynamics, Inc.	1,284	164,609
Stifel Financial Corp.	222	25,719
Stryker Corp.	1,700	665,193
Synopsys, Inc.†	274	143,982
Sysco Corp.	862	62,857
Take-Two Interactive Software, Inc.†	263	48,789
Target Corp.	573	79,022
Tesla, Inc.†	5,996	2,425,982

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Texas Instruments, Inc.	3,099	$ 572,106
Texas Roadhouse, Inc.	1,222	221,304
Thermo Fisher Scientific, Inc.	1,447	864,944
TJX Cos., Inc.	6,124	764,214
T-Mobile US, Inc.	3,415	795,593
Toll Brothers, Inc.	73	9,914
Tractor Supply Co.	3,406	185,150
Trade Desk, Inc., Class A†	1,766	209,589
Tradeweb Markets, Inc., Class A	276	35,024
TransDigm Group, Inc.	237	320,742
Truist Financial Corp.	3,284	156,384
Twilio, Inc., Class A†	265	38,844
Uber Technologies, Inc.†	8,700	581,595
Union Pacific Corp.	2,584	640,289
United Parcel Service, Inc., Class B	866	98,923
United Rentals, Inc.	175	132,661
United Therapeutics Corp.†	239	83,930
UnitedHealth Group, Inc.	3,059	1,659,477
Unum Group	362	27,603
US Bancorp	9,717	464,278
Valero Energy Corp.	421	55,993
Veeva Systems, Inc., Class A†	219	51,084
Ventas, Inc.	5,105	308,444
Veralto Corp.	531	54,900
VeriSign, Inc.†	1,610	346,150
Verisk Analytics, Inc.	178	51,164
Verizon Communications, Inc.	7,429	292,628
Vertex Pharmaceuticals, Inc.†	457	210,988
Vertiv Holdings Co., Class A	2,258	264,231
Viatris, Inc.	2,710	30,569
Visa, Inc., Class A	6,452	2,205,294
Vistra Corp.	568	95,441
Walgreens Boots Alliance, Inc.	1,232	12,665
Walmart, Inc.	14,922	1,464,744
Walt Disney Co.	2,988	337,823
Warner Bros. Discovery, Inc.†	3,470	36,227
Waste Management, Inc.	1,292	284,576
WEC Energy Group, Inc.	1,001	99,359
Wells Fargo & Co.	6,417	505,660
Welltower, Inc.	2,136	291,521
West Pharmaceutical Services, Inc.	106	36,204
Weyerhaeuser Co.	1,769	54,167
Williams Cos., Inc.	2,101	116,458
Workday, Inc., Class A†	256	67,087
WW Grainger, Inc.	57	60,572
XPO, Inc.†	2,394	320,006
Yum! Brands, Inc.	465	60,683
Zebra Technologies Corp., Class A†	821	321,783
Zimmer Biomet Holdings, Inc.	363	39,741
Zoetis, Inc.	843	144,069
Zscaler, Inc.†	338	68,475
		142,925,924
Total Common Stocks (cost $175,350,009)		226,864,048
CORPORATE BONDS & NOTES — 38.7%
Bermuda — 0.4%
Aircastle, Ltd.
6.50%, 07/18/2028*	$ 1,647,000	1,708,418
Security Description	Shares or Principal Amount	Value

Canada — 0.4%
Rogers Communications, Inc.
4.55%, 03/15/2052	$ 1,100,000	$ 869,795
5.30%, 02/15/2034	1,000,000	969,958
		1,839,753
Free of Tax — 0.2%
Bacardi, Ltd./Bacardi-Martini BV
5.40%, 06/15/2033*	815,000	795,513
Ireland — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/30/2032	2,318,000	2,033,245
5.38%, 12/15/2031	599,000	598,434
Avolon Holdings Funding, Ltd.
5.15%, 01/15/2030*	903,000	889,968
5.75%, 11/15/2029*	856,000	866,346
Trane Technologies Financing, Ltd.
5.25%, 03/03/2033	864,000	869,238
		5,257,231
Italy — 0.2%
Intesa Sanpaolo SpA
6.63%, 06/20/2033*	1,000,000	1,052,193
Mexico — 0.1%
Trust Fibra Uno
7.70%, 01/23/2032*	466,000	472,114
Netherlands — 0.4%
Bacardi-Martini BV
6.00%, 02/01/2035*	648,000	656,739
ING Groep NV
5.34%, 03/19/2030	1,000,000	1,006,547
		1,663,286
Panama — 0.2%
Carnival Corp.
4.00%, 08/01/2028*	1,000,000	954,420
Singapore — 0.8%
Pfizer Investment Enterprises Pte., Ltd.
4.45%, 05/19/2028	885,000	880,665
4.75%, 05/19/2033	910,000	884,585
5.30%, 05/19/2053	1,875,000	1,755,631
		3,520,881
Switzerland — 0.6%
UBS Group AG
3.09%, 05/14/2032*	2,974,000	2,617,286
United Kingdom — 0.7%
Barclays PLC
2.67%, 03/10/2032	1,000,000	855,946
BP Capital Markets PLC
6.13%, 03/18/2035(1)	444,000	437,795
Lloyds Banking Group PLC
5.68%, 01/05/2035	1,800,000	1,805,503
		3,099,244
United States — 33.5%
AbbVie, Inc.
3.20%, 11/21/2029	950,000	885,494
5.05%, 03/15/2034	880,000	872,973
5.40%, 03/15/2054	903,000	871,156
AES Corp.
2.45%, 01/15/2031	1,179,000	986,956

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
Alexandria Real Estate Equities, Inc.
5.25%, 05/15/2036	$ 165,000	$ 160,267
American Tower Corp.
2.10%, 06/15/2030	696,000	597,618
5.40%, 01/31/2035	664,000	658,626
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	2,940,000	2,467,552
AT&T, Inc.
3.50%, 06/01/2041	1,245,000	955,044
3.55%, 09/15/2055	1,950,000	1,308,814
4.35%, 03/01/2029	1,000,000	981,407
Baltimore Gas & Electric Co.
5.40%, 06/01/2053	2,000,000	1,891,745
Bank of America Corp.
1.90%, 07/23/2031	914,000	775,534
2.88%, 10/22/2030	2,582,000	2,349,031
4.38%, 01/27/2027(1)	914,000	886,793
5.29%, 04/25/2034	2,683,000	2,668,524
Bank of New York Mellon Corp.
5.19%, 03/14/2035	1,311,000	1,298,723
Beacon Funding Trust
6.27%, 08/15/2054*	1,553,000	1,510,193
Becton Dickinson & Co.
4.67%, 06/06/2047	510,000	440,816
5.08%, 06/07/2029	859,000	865,204
Boeing Co.
3.25%, 02/01/2035	540,000	435,042
3.63%, 02/01/2031	479,000	437,740
3.75%, 02/01/2050	630,000	435,149
BP Capital Markets America, Inc.
2.94%, 06/04/2051	700,000	434,655
4.81%, 02/13/2033	890,000	862,523
Broadcom, Inc.
5.20%, 04/15/2032	1,500,000	1,499,614
Caterpillar Financial Services Corp.
4.38%, 08/16/2029	887,000	875,547
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/2051	3,102,000	1,943,753
3.90%, 06/01/2052	699,000	449,277
6.55%, 06/01/2034	176,000	180,011
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029	700,000	658,243
Citibank, N.A.
5.57%, 04/30/2034	2,500,000	2,542,356
Comcast Corp.
2.89%, 11/01/2051	4,300,000	2,588,648
Coterra Energy, Inc.
5.40%, 02/15/2035	1,403,000	1,363,887
CVS Health Corp.
3.75%, 04/01/2030	660,000	612,805
5.05%, 03/25/2048	730,000	610,162
5.70%, 06/01/2034	620,000	618,178
Daimler Truck Finance North America LLC
5.63%, 01/13/2035*	686,000	686,647
Deere & Co.
3.90%, 06/09/2042	530,000	441,273
Diamondback Energy, Inc.
3.13%, 03/24/2031	1,134,000	1,012,579
5.40%, 04/18/2034	1,000,000	985,536
Digital Realty Trust LP
3.60%, 07/01/2029	913,000	864,416
Security Description	Shares or Principal Amount	Value

United States (continued)
Discover Financial Services
6.70%, 11/29/2032	$ 824,000	$ 881,078
7.96%, 11/02/2034	353,000	404,008
Duke Energy Carolinas LLC
3.55%, 03/15/2052	305,000	214,237
Edison International
5.45%, 06/15/2029	239,000	225,958
6.95%, 11/15/2029	187,000	186,718
Eli Lilly & Co.
3.38%, 03/15/2029	650,000	622,971
4.60%, 08/14/2034	1,350,000	1,299,601
4.88%, 02/27/2053	675,000	609,503
Energy Transfer LP
5.25%, 04/15/2029	750,000	753,523
5.55%, 05/15/2034	1,299,000	1,286,671
Equinix Europe 2 Financing Corp. LLC
5.50%, 06/15/2034	280,000	280,538
Equinix, Inc.
2.15%, 07/15/2030	1,157,000	998,306
3.90%, 04/15/2032	508,000	468,939
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	1,632,000	1,483,309
Essex Portfolio LP
2.65%, 03/15/2032	1,119,000	949,919
Expand Energy Corp.
5.70%, 01/15/2035	458,000	451,667
Five Corners Funding Trust III
5.79%, 02/15/2033*	1,141,000	1,164,451
Florida Power & Light Co.
5.30%, 06/15/2034	2,000,000	2,008,309
Flowers Foods, Inc.
2.40%, 03/15/2031	496,000	422,788
Ford Motor Credit Co. LLC
2.90%, 02/16/2028	1,220,000	1,133,029
4.00%, 11/13/2030	486,000	440,179
6.05%, 11/05/2031	388,000	386,010
General Motors Financial Co., Inc.
5.45%, 09/06/2034	1,777,000	1,718,289
5.75%, 02/08/2031	850,000	861,826
GLP Capital LP/GLP Financing II, Inc.
5.63%, 09/15/2034	1,078,000	1,058,213
Hartford Financial Services Group, Inc.
3.60%, 08/19/2049	500,000	362,426
HCA, Inc.
3.63%, 03/15/2032	1,500,000	1,336,014
4.63%, 03/15/2052	547,000	432,766
5.45%, 09/15/2034	885,000	866,932
Hess Corp.
4.30%, 04/01/2027	1,965,000	1,944,987
Hewlett Packard Enterprise Co.
4.55%, 10/15/2029	914,000	901,448
HF Sinclair Corp.
6.25%, 01/15/2035	777,000	775,698
High Street Funding Trust II
4.68%, 02/15/2048*	395,000	329,622
Highwoods Realty LP
7.65%, 02/01/2034	535,000	593,397
Host Hotels & Resorts LP
5.50%, 04/15/2035	185,000	180,097
5.70%, 07/01/2034	526,000	522,161
Howmet Aerospace, Inc.
4.85%, 10/15/2031	1,250,000	1,233,767

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
Ingersoll Rand, Inc.
5.45%, 06/15/2034	$ 885,000	$ 888,343
JPMorgan Chase & Co.
2.74%, 10/15/2030	2,000,000	1,810,401
2.96%, 01/25/2033	4,000,000	3,478,168
3.65%, 06/01/2026(1)	1,480,000	1,442,274
KeyCorp
2.55%, 10/01/2029	1,000,000	894,099
Keysight Technologies, Inc.
3.00%, 10/30/2029	1,220,000	1,116,766
Kilroy Realty LP
2.50%, 11/15/2032	900,000	695,049
Kimco Realty OP LLC
4.85%, 03/01/2035	469,000	445,486
6.40%, 03/01/2034	395,000	420,275
Lincoln Financial Global Funding
5.30%, 01/13/2030*	533,000	538,123
Lowe's Cos., Inc.
2.63%, 04/01/2031	1,000,000	873,920
5.00%, 04/15/2033	500,000	491,561
M&T Bank Corp.
5.05%, 01/27/2034	1,000,000	961,089
Mercedes-Benz Finance North America LLC
5.10%, 11/15/2029*	896,000	897,490
Metropolitan Life Global Funding I
5.15%, 03/28/2033*	1,743,000	1,727,376
Mid-America Apartments LP
2.75%, 03/15/2030	894,000	803,248
Morgan Stanley
1.93%, 04/28/2032	4,160,000	3,430,226
Motorola Solutions, Inc.
2.75%, 05/24/2031	2,313,000	2,013,046
Netflix, Inc.
4.90%, 08/15/2034	440,000	433,158
5.40%, 08/15/2054	440,000	429,737
Occidental Petroleum Corp.
5.55%, 10/01/2034	885,000	860,839
6.63%, 09/01/2030	825,000	865,023
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	2,500,000	2,228,628
Oneok, Inc.
5.05%, 11/01/2034	1,873,000	1,789,504
ONEOK, Inc.
4.35%, 03/15/2029	250,000	243,442
Oracle Corp.
4.20%, 09/27/2029	824,000	798,384
4.70%, 09/27/2034	824,000	777,585
5.50%, 08/03/2035	646,000	645,039
Owens Corning
5.95%, 06/15/2054	880,000	882,518
Pacific Gas & Electric Co.
3.30%, 08/01/2040	419,000	298,313
Paramount Global
4.20%, 05/19/2032	1,000,000	891,254
PG&E Energy Recovery Funding LLC
2.28%, 01/15/2038	644,000	507,353
2.82%, 07/15/2046	853,000	591,023
Phillips Edison Grocery Center Operating Partnership I LP
5.75%, 07/15/2034	250,000	250,901
Piedmont Operating Partnership LP
3.15%, 08/15/2030	699,000	600,907
9.25%, 07/20/2028	714,000	785,074
Security Description	Shares or Principal Amount	Value

United States (continued)
PNC Financial Services Group, Inc.
5.07%, 01/24/2034	$ 1,500,000	$ 1,467,759
6.88%, 10/20/2034	960,000	1,051,873
Principal Life Global Funding II
4.95%, 11/27/2029*	313,000	313,347
Prudential Financial, Inc.
5.13%, 03/01/2052	645,000	608,110
Realty Income Corp.
4.90%, 07/15/2033	886,000	858,268
Regal Rexnord Corp.
6.40%, 04/15/2033	420,000	434,620
Regency Centers LP
5.10%, 01/15/2035	229,000	223,237
Republic Services, Inc.
1.45%, 02/15/2031	686,000	560,589
5.00%, 12/15/2033	425,000	417,754
RTX Corp.
1.90%, 09/01/2031	550,000	452,218
3.13%, 07/01/2050	675,000	442,293
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	1,462,000	1,431,860
Simon Property Group LP
4.75%, 09/26/2034	457,000	432,726
South Bow USA Infrastructure Holdings LLC
5.58%, 10/01/2034*	317,000	308,285
Stryker Corp.
2.90%, 06/15/2050	1,200,000	773,400
3.65%, 03/07/2028	800,000	776,296
Tapestry, Inc.
5.50%, 03/11/2035	443,000	436,615
Tractor Supply Co.
1.75%, 11/01/2030	1,928,000	1,614,902
5.25%, 05/15/2033	135,000	134,832
Truist Financial Corp.
5.71%, 01/24/2035	2,000,000	2,019,899
UnitedHealth Group, Inc.
5.88%, 02/15/2053	2,107,000	2,113,719
Unum Group
6.00%, 06/15/2054	1,500,000	1,486,840
US Bancorp
4.84%, 02/01/2034	2,000,000	1,919,328
Verizon Communications, Inc.
3.55%, 03/22/2051	1,801,000	1,267,282
4.78%, 02/15/2035*	250,000	238,373
VICI Properties LP
4.95%, 02/15/2030	1,000,000	983,044
VMware, Inc.
1.80%, 08/15/2028	2,071,000	1,865,955
WarnerMedia Holdings, Inc.
4.05%, 03/15/2029	933,000	875,897
5.14%, 03/15/2052	1,163,000	867,462
Waste Management, Inc.
4.95%, 03/15/2035	450,000	440,168
Wells Fargo & Co.
2.88%, 10/30/2030	2,171,000	1,970,222
3.35%, 03/02/2033	1,269,000	1,119,708
3.90%, 03/15/2026(1)	903,000	887,206
4.90%, 07/25/2033	2,658,000	2,576,408
5.39%, 04/24/2034	478,000	474,217
Western Midstream Operating LP
4.75%, 08/15/2028	1,830,000	1,800,937
5.45%, 11/15/2034	543,000	527,491

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
Williams Cos., Inc.
5.10%, 09/15/2045	$ 970,000	$ 868,619
5.60%, 03/15/2035	552,000	554,052
		148,161,299
Total Corporate Bonds & Notes (cost $177,463,841)		171,141,638
UNAFFILIATED INVESTMENT COMPANIES — 4.1%
United States — 4.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF (cost $18,268,408)	167,844	18,036,516
PURCHASED OPTIONS† — 0.1%
Purchased Options - Puts — 0.1%
Exchange - traded put option on the S&P 500 Index (Expiration Date: 02/21/2025; Strike Price: $5,050.00)	121	29,343
Exchange - traded put option on the S&P 500 Index (Expiration Date: 03/21/2025; Strike Price: $4,975.00)	121	87,725
Exchange - traded put option on the S&P 500 Index (Expiration Date: 04/17/2025; Strike Price: $5,000.00)	22	31,570
Exchange - traded put option on the S&P 500 Index (Expiration Date: 04/17/2025; Strike Price: $5,025.00)	120	178,800
Total Purchased Options (cost $1,077,945)		327,438
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc. Expires 03/31/2040†(2) (cost $0)	52	0
Total Long-Term Investment Securities (cost $372,160,203)		416,369,640
SHORT-TERM INVESTMENTS — 4.1%
U.S. Government — 2.9%
United States Treasury Bills
4.22%, 04/10/2025	13,000,000	12,900,020
Security Description	Shares or Principal Amount	Value

Unaffiliated Investment Companies — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 4.35%(3)	5,268,101	$ 5,269,154
Total Short-Term Investments (cost $18,165,483)		18,169,174
TOTAL INVESTMENTS (cost $390,325,686)(4)	98.3%	434,538,814
Other assets less liabilities	1.7	7,411,771
NET ASSETS	100.0%	$441,950,585
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Schroders VCP Global Allocation Portfolio has no right to demand registration of these securities. At January 31, 2025, the aggregate value of these securities was $19,512,731 representing 4.4% of net assets.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Securities classified as Level 3 (see Note 2).
(3)	The rate shown is the 7-day yield as of January 31, 2025.
(4)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
CDI—CHESS Depositary Interest
ETF—Exchange Traded Fund
LSE—London Stock Exchange
NYSE—New York Stock Exchange
OTC—Over the Counter
SEHK—Hong Kong Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
24	Long	Euro STOXX 50 Index	March 2025	$ 1,245,284	$ 1,317,332	$ 72,048
18	Long	S&P/Toronto Stock Exchange 60 Index	March 2025	3,787,431	3,820,580	33,149
32	Long	SPI 200 Index	March 2025	4,115,202	4,231,041	115,839
21	Long	TOPIX Index	March 2025	3,721,956	3,779,039	57,083
321	Short	Euro-Schatz	March 2025	35,763,104	35,569,984	193,120
162	Short	MSCI Emerging Markets Index	March 2025	9,049,753	8,832,241	217,512
289	Short	U.S. Treasury 10 Year Notes	March 2025	31,616,699	31,455,843	160,856
2	Short	U.S. Treasury Ultra Bonds	March 2025	246,184	236,938	9,246
						$858,853

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
252	Long	S&P 500 E-Mini Index	March 2025	$76,575,249	$76,447,350	$(127,899)
50	Long	U.S. Treasury 2 Year Notes	March 2025	10,289,352	10,281,250	(8,102)
6	Long	U.S. Treasury 5 Year Notes	March 2025	638,822	638,344	(478)
95	Long	U.S. Treasury Long Bonds	March 2025	10,878,925	10,821,094	(57,831)
10	Short	FTSE 100 Index	March 2025	1,036,307	1,073,877	(37,570)
						$(231,880)
		Net Unrealized Appreciation (Depreciation)				$626,973
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	CHF	6,116,914	JPY	1,045,359,803	02/26/2025	$24,179	$ —
	DKK	5,377,000	USD	743,723	02/26/2025	—	(4,685)
	JPY	1,052,063,000	USD	6,781,927	02/26/2025	—	(18,567)
	NOK	4,888,000	USD	429,821	02/26/2025	—	(2,018)
	USD	3,884,670	AUD	6,263,000	02/26/2025	9,315	—
	USD	4,292,131	CAD	6,179,000	02/26/2025	—	(36,555)
	USD	1,291,806	HKD	10,052,000	02/26/2025	—	(992)
						33,494	(62,817)
Barclays Bank PLC	EUR	53,000	USD	54,695	02/26/2025	—	(342)
	SGD	3,649,000	USD	2,674,301	02/26/2025	—	(13,269)
	USD	6,845,637	CHF	6,214,000	02/26/2025	—	(5,787)
	USD	1,636,147	JPY	253,819,534	02/26/2025	4,533	—
						4,533	(19,398)
Goldman Sachs International	EUR	5,652,000	USD	5,832,288	02/26/2025	—	(36,943)
	USD	519,073	SEK	5,781,000	02/26/2025	3,001	—
						3,001	(36,943)
UBS AG	GBP	3,848,000	USD	4,688,488	02/26/2025	—	(82,312)
	USD	242,374	CHF	220,000	02/26/2025	—	(217)
						—	(82,529)
Unrealized Appreciation (Depreciation)						$41,028	$(201,687)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
JPY—Japanese Yen
NOK—Norwegian Krone
SEK—Swedish Krona
SGD—Singapore Dollar
USD—United States Dollar

Industry Allocation*
Banks	14.7%
Internet	6.5
Pharmaceuticals	5.5
Semiconductors	5.3
Software	5.2
REITS	4.3
Short-Term Investments	4.1
Unaffiliated Investment Companies	4.1
Insurance	3.6
Retail	3.6
Oil & Gas	3.5
Diversified Financial Services	3.2
Telecommunications	3.2

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Industry Allocation*(continued)
Computers	2.6%
Pipelines	2.5
Electric	2.4
Auto Manufacturers	2.3
Healthcare-Products	1.9
Media	1.9
Beverages	1.8
Healthcare-Services	1.7
Aerospace/Defense	1.4
Cosmetics/Personal Care	1.4
Commercial Services	1.3
Electrical Components & Equipment	0.9
Machinery-Diversified	0.8
Machinery-Construction & Mining	0.8
Building Materials	0.8
Distribution/Wholesale	0.8
Miscellaneous Manufacturing	0.7
Food	0.6
Electronics	0.6
Chemicals	0.5
Environmental Control	0.5
Entertainment	0.4
Leisure Time	0.4
Transportation	0.3
Household Products/Wares	0.3
Biotechnology	0.3
Apparel	0.2
Mining	0.2
Energy-Alternate Sources	0.2
Home Builders	0.1
Hand/Machine Tools	0.1
Private Equity	0.1
Purchased Options	0.1
Office/Business Equipment	0.1
Packaging & Containers	0.1
Home Furnishings	0.1
Advertising	0.1
Toys/Games/Hobbies	0.1
Forest Products & Paper	0.1
98.3%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$83,207	$—	$—	$83,207
Brazil	664,622	—	—	664,622
Canada	3,320,747	—	—	3,320,747
China	978,861	1,328,826	—	2,307,687
Curacao	198,057	—	—	198,057
Hong Kong	21,263	391,709	—	412,972
India	1,120,263	—	—	1,120,263
Ireland	2,123,304	116,272	—	2,239,576
Israel	67,487	—	—	67,487
Jersey	30,835	64,661	—	95,496
Liberia	83,979	—	—	83,979
Luxembourg	257,819	73,777	—	331,596
Netherlands	106,152	3,983,979	—	4,090,131
Puerto Rico	25,735	—	—	25,735
Singapore	141,763	459,999	—	601,762

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS: (continued)
Investments at Value:* (continued)
Switzerland	$654,175	$6,750,295	$—	$7,404,470
Taiwan	3,067,166	—	—	3,067,166
Thailand	22,270	—	—	22,270
United Kingdom	475,299	15,758,003	—	16,233,302
United States	142,858,747	67,177	—	142,925,924
Other Countries	—	41,567,599	—	41,567,599
Corporate Bonds & Notes	—	171,141,638	—	171,141,638
Unaffiliated Investment Companies	18,036,516	—	—	18,036,516
Purchased Options	327,438	—	—	327,438
Warrants	—	—	0	0
Short-Term Investments:
U.S. Government	—	12,900,020	—	12,900,020
Other Short-Term Investments	5,269,154	—	—	5,269,154
Total Investments at Value	$179,934,859	$254,603,955	$0	$434,538,814
Other Financial Instruments:†
Futures Contracts	$858,853	$—	$—	$858,853
Forward Foreign Currency Contracts	—	41,028	—	41,028
Total Other Financial Instruments	$858,853	$41,028	$—	$899,881
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$231,880	$—	$—	$231,880
Forward Foreign Currency Contracts	—	201,687	—	201,687
Total Other Financial Instruments	$231,880	$201,687	$—	$433,567
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 95.6%
Advertising — 0.1%
Advantage Solutions, Inc.†	11,734	$ 30,978
Boston Omaha Corp., Class A†	2,731	39,709
Clear Channel Outdoor Holdings, Inc.†	39,077	53,144
National CineMedia, Inc.†	7,715	50,842
Stagwell, Inc.†	9,530	59,467
TechTarget, Inc.†	2,932	49,932
		284,072
Aerospace/Defense — 1.5%
AAR Corp.†	3,871	262,299
AeroVironment, Inc.†	3,108	559,906
AerSale Corp.†	3,719	25,178
Amprius Technologies, Inc.†	1,741	5,798
Archer Aviation, Inc., Class A†	25,866	244,434
Astronics Corp.†	3,215	56,905
Bridger Aerospace Group Holdings, Inc.†	1,085	3,049
Ducommun, Inc.†	1,505	102,912
Eve Holding, Inc.†	5,661	29,041
Intuitive Machines, Inc.†	3,365	72,953
Joby Aviation, Inc.†	47,882	395,505
Kratos Defense & Security Solutions, Inc.†	16,394	547,068
Leonardo DRS, Inc.†	8,157	286,719
Mercury Systems, Inc.†	5,763	240,259
Moog, Inc., Class A	3,148	571,866
National Presto Industries, Inc.	574	55,202
Redwire Corp.†	2,523	60,350
Rocket Lab USA, Inc.†	38,549	1,119,848
Triumph Group, Inc.†	8,129	152,337
Virgin Galactic Holdings, Inc.†	2,935	13,971
VirTra, Inc.†	1,209	7,701
		4,813,301
Agriculture — 0.3%
Alico, Inc.	788	24,341
Andersons, Inc.	3,617	147,393
Dole PLC	8,316	113,264
Fresh Del Monte Produce, Inc.	3,746	114,216
Ispire Technology, Inc.†	2,129	10,155
Limoneira Co.	1,834	42,292
Tejon Ranch Co.†	2,319	37,614
Turning Point Brands, Inc.	1,900	121,106
Universal Corp.	2,663	141,459
Vital Farms, Inc.†	3,693	162,030
		913,870
Airlines — 0.3%
Allegiant Travel Co.	1,717	175,872
Frontier Group Holdings, Inc.†	4,673	39,393
JetBlue Airways Corp.†	34,610	227,734
SkyWest, Inc.†	4,390	530,839
Sun Country Airlines Holdings, Inc.†	4,376	74,217
Wheels Up Experience, Inc.†	9,937	15,502
		1,063,557
Apparel — 0.5%
Hanesbrands, Inc.†	39,148	317,882
Kontoor Brands, Inc.	6,100	560,285
Oxford Industries, Inc.	1,644	137,866
Rocky Brands, Inc.	803	20,107
Steven Madden, Ltd.	8,032	329,713
Superior Group of Cos., Inc.	1,442	21,760
Torrid Holdings, Inc.†	2,240	15,814
Security Description	Shares or Principal Amount	Value

Apparel (continued)
Weyco Group, Inc.	672	$ 24,017
Wolverine World Wide, Inc.	8,796	196,415
		1,623,859
Auto Manufacturers — 0.1%
Blue Bird Corp.†	3,562	126,878
Hyliion Holdings Corp.†	15,456	36,322
REV Group, Inc.	5,690	197,443
Wabash National Corp.	4,762	74,287
Workhorse Group, Inc.†	1	1
		434,931
Auto Parts & Equipment — 1.0%
Adient PLC†	9,627	167,799
Aeva Technologies, Inc.†	2,563	10,867
American Axle & Manufacturing Holdings, Inc.†	12,739	66,625
Aurora Innovation, Inc.†	106,370	723,316
Commercial Vehicle Group, Inc.†	3,714	7,762
Cooper-Standard Holdings, Inc.†	1,872	28,866
Dana, Inc.	14,469	230,636
Dorman Products, Inc.†	2,865	376,117
Douglas Dynamics, Inc.	2,512	64,935
Fox Factory Holding Corp.†	4,686	128,022
Gentherm, Inc.†	3,410	130,092
Goodyear Tire & Rubber Co.†	31,570	280,026
Holley, Inc.†	5,159	15,735
indie Semiconductor, Inc., Class A†	18,174	74,513
Luminar Technologies, Inc.†	2,477	14,243
Methode Electronics, Inc.	3,906	44,216
Miller Industries, Inc.	1,230	81,143
Phinia, Inc.	4,634	235,824
SES AI Corp.†	14,429	17,026
Shyft Group, Inc.	3,743	44,953
Solid Power, Inc.†	17,148	23,836
Standard Motor Products, Inc.	2,318	71,904
Titan International, Inc.†	5,568	49,165
Visteon Corp.†	3,024	254,198
XPEL, Inc.†	2,799	117,362
		3,259,181
Banks — 9.1%
1st Source Corp.	2,034	127,572
ACNB Corp.	918	37,730
Alerus Financial Corp.	2,488	52,596
Amalgamated Financial Corp.	1,984	69,321
Amerant Bancorp, Inc.	4,103	95,190
Ameris Bancorp	7,295	478,917
Ames National Corp.	974	17,659
Arrow Financial Corp.	1,820	48,430
Associated Banc-Corp.	17,913	450,333
Atlantic Union Bankshares Corp.	9,909	374,263
BancFirst Corp.	2,208	262,929
Bancorp, Inc.†	5,193	317,085
Bank First Corp.	1,075	108,768
Bank of Hawaii Corp.	4,331	322,703
Bank of Marin Bancorp	1,753	44,298
Bank of N.T. Butterfield & Son, Ltd.	4,918	180,441
Bank7 Corp.	446	19,160
BankUnited, Inc.	8,263	339,692
Bankwell Financial Group, Inc.	715	22,294
Banner Corp.	3,804	268,829
Bar Harbor Bankshares	1,656	52,462
BayCom Corp.	1,160	32,468
BCB Bancorp, Inc.	1,655	17,924

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Blue Foundry Bancorp†	2,228	$ 21,723
Bridgewater Bancshares, Inc.†	2,203	31,106
Burke & Herbert Financial Services Corp.	1,501	96,529
Business First Bancshares, Inc.	2,672	72,117
Byline Bancorp, Inc.	3,450	101,223
Cadence Bank	20,185	710,512
California Bancorp†	2,695	44,737
Camden National Corp.	1,610	73,030
Capital Bancorp, Inc.	1,020	31,640
Capital City Bank Group, Inc.	1,528	56,368
Carter Bankshares, Inc.†	2,528	44,543
Cathay General Bancorp	7,713	366,290
Central Pacific Financial Corp.	2,957	88,385
Chemung Financial Corp.	362	18,299
ChoiceOne Financial Services, Inc.	924	30,963
Citizens & Northern Corp.	1,649	35,173
Citizens Financial Services, Inc.	501	30,681
City Holding Co.	1,606	189,717
Civista Bancshares, Inc.	1,699	37,480
CNB Financial Corp.	2,283	57,760
Coastal Financial Corp.†	1,258	112,188
Colony Bankcorp, Inc.	1,835	30,920
Community Financial System, Inc.	5,796	379,812
Community Trust Bancorp, Inc.	1,703	91,128
Community West Bancshares	1,876	36,563
ConnectOne Bancorp, Inc.	4,016	101,765
CrossFirst Bankshares, Inc.†	5,030	81,687
Customers Bancorp, Inc.†	3,282	187,008
CVB Financial Corp.	14,680	305,931
Dime Community Bancshares, Inc.	3,928	122,671
Eagle Bancorp, Inc.	3,272	85,759
Eastern Bankshares, Inc.	21,381	392,555
Enterprise Bancorp, Inc.	1,097	46,436
Enterprise Financial Services Corp.	4,102	245,464
Equity Bancshares, Inc., Class A	1,589	69,280
Esquire Financial Holdings, Inc.	783	69,977
Farmers & Merchants Bancorp, Inc.	1,412	38,364
Farmers National Banc Corp.	4,035	55,522
FB Financial Corp.	3,937	207,913
Fidelity D&D Bancorp, Inc.	527	23,610
Financial Institutions, Inc.	1,682	44,354
First Bancorp	4,437	195,805
First Bancorp, Inc.	1,187	30,672
First BanCorp.	17,935	372,331
First Bancshares, Inc.	3,371	129,278
First Bank	2,336	35,531
First Busey Corp.	5,904	143,349
First Business Financial Services, Inc.	873	45,099
First Commonwealth Financial Corp.	11,207	186,933
First Community Bankshares, Inc.	1,878	81,449
First Financial Bancorp	10,462	293,145
First Financial Bankshares, Inc.	14,419	537,252
First Financial Corp.	1,268	61,105
First Foundation, Inc.	7,049	36,302
First Internet Bancorp	900	29,313
First Interstate BancSystem, Inc., Class A	8,793	289,729
First Merchants Corp.	6,462	287,171
First Mid Bancshares, Inc.	2,534	96,115
First of Long Island Corp.	2,371	30,823
Five Star Bancorp	1,849	56,228
Fulton Financial Corp.	20,119	409,220
FVCBankcorp, Inc.†	1,847	22,293
Security Description	Shares or Principal Amount	Value

Banks (continued)
German American Bancorp, Inc.	3,158	$ 130,520
Glacier Bancorp, Inc.	12,623	626,984
Great Southern Bancorp, Inc.	955	56,144
Guaranty Bancshares, Inc.	874	35,930
Hancock Whitney Corp.	9,615	574,400
Hanmi Financial Corp.	3,333	80,059
HarborOne Bancorp, Inc.	4,247	46,165
HBT Financial, Inc.	1,420	34,534
Heartland Financial USA, Inc.	4,699	303,884
Heritage Commerce Corp.	6,603	63,983
Heritage Financial Corp.	3,742	96,169
Hilltop Holdings, Inc.	5,162	155,789
Home BancShares, Inc.	20,645	623,273
HomeStreet, Inc.†	2,029	20,432
Hope Bancorp, Inc.	12,845	149,773
Horizon Bancorp, Inc.	4,802	80,626
Independent Bank Corp.	4,704	315,921
Independent Bank Corp.	2,209	80,408
International Bancshares Corp.	5,991	394,747
Investar Holding Corp.	1,025	19,547
John Marshall Bancorp, Inc.	1,388	26,247
Kearny Financial Corp.	6,069	41,876
Lakeland Financial Corp.	2,758	187,654
LCNB Corp.	1,421	21,969
LINKBANCORP, Inc.	2,453	17,343
Live Oak Bancshares, Inc.	3,842	136,353
Mercantile Bank Corp.	1,748	85,320
Merchants Bancorp	2,005	84,070
Metrocity Bankshares, Inc.	2,045	63,109
Metropolitan Bank Holding Corp.†	1,172	75,160
Mid Penn Bancorp, Inc.	1,657	49,909
Middlefield Banc Corp.	805	20,858
Midland States Bancorp, Inc.	2,280	43,913
MidWestOne Financial Group, Inc.	2,060	65,158
MVB Financial Corp.	1,272	24,817
National Bank Holdings Corp., Class A	4,089	176,359
National Bankshares, Inc.	638	18,751
NB Bancorp, Inc.†	4,315	82,675
NBT Bancorp, Inc.	5,100	242,913
Nicolet Bankshares, Inc.	1,493	167,410
Northeast Bank	778	78,734
Northeast Community Bancorp, Inc.	1,365	33,852
Northrim BanCorp, Inc.	590	50,227
Norwood Financial Corp.	805	21,429
Oak Valley Bancorp	755	19,532
OFG Bancorp	5,096	217,650
Old National Bancorp	34,863	831,483
Old Second Bancorp, Inc.	4,828	90,718
Orange County Bancorp, Inc.	1,133	29,311
Origin Bancorp, Inc.	3,253	123,354
Orrstown Financial Services, Inc.	2,057	74,751
Park National Corp.	1,597	271,027
Parke Bancorp, Inc.	1,164	23,559
Pathward Financial, Inc.	2,786	222,128
PCB Bancorp	1,209	23,322
Peapack-Gladstone Financial Corp.	1,852	58,616
Peoples Bancorp of North Carolina, Inc.	489	13,932
Peoples Bancorp, Inc.	3,832	125,115
Peoples Financial Services Corp.	1,021	52,551
Pioneer Bancorp, Inc.†	1,291	14,950
Plumas Bancorp	608	27,725
Ponce Financial Group, Inc.†	2,143	28,438
Preferred Bank	1,376	125,711

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Premier Financial Corp.	3,916	$ 108,982
Primis Financial Corp.	2,242	24,864
Princeton Bancorp, Inc.	609	18,587
Provident Bancorp, Inc.†	1,737	20,340
QCR Holdings, Inc.	1,815	141,134
RBB Bancorp	1,806	33,971
Red River Bancshares, Inc.	509	28,402
Renasant Corp.	6,923	269,166
Republic Bancorp, Inc., Class A	918	60,083
S&T Bancorp, Inc.	4,223	166,555
Sandy Spring Bancorp, Inc.	4,868	164,684
Seacoast Banking Corp. of Florida	9,360	266,292
ServisFirst Bancshares, Inc.	5,622	509,747
Shore Bancshares, Inc.	3,397	55,541
Sierra Bancorp	1,442	43,462
Simmons First National Corp., Class A	13,752	312,445
SmartFinancial, Inc.	1,762	62,128
South Plains Financial, Inc.	1,305	46,889
Southern First Bancshares, Inc.†	855	31,464
Southern States Bancshares, Inc.	924	30,381
Southside Bancshares, Inc.	3,183	100,042
SouthState Corp.	10,836	1,144,173
Stellar Bancorp, Inc.	5,443	154,581
Sterling Bancorp, Inc.†	2,358	11,106
Stock Yards Bancorp, Inc.	2,837	209,115
Texas Capital Bancshares, Inc.†	5,138	405,645
Third Coast Bancshares, Inc.†	1,257	45,315
Tompkins Financial Corp.	1,410	98,799
Towne Bank	7,788	278,577
TriCo Bancshares	3,545	155,519
Triumph Financial, Inc.†	2,449	188,720
TrustCo Bank Corp.	2,058	66,185
Trustmark Corp.	6,743	252,862
UMB Financial Corp.	4,970	585,963
United Bankshares, Inc.	14,650	564,025
United Community Banks, Inc.	13,253	439,602
Unity Bancorp, Inc.	785	37,955
Univest Financial Corp.	3,206	97,430
USCB Financial Holdings, Inc.	1,160	22,017
Valley National Bancorp	51,836	532,874
Veritex Holdings, Inc.	5,820	155,976
Virginia National Bankshares Corp.	518	18,886
Walker & Dunlop, Inc.	3,562	342,201
Washington Trust Bancorp, Inc.	1,877	61,509
WesBanco, Inc.	6,379	223,520
West BanCorp, Inc.	1,787	39,189
Westamerica BanCorp	2,846	147,309
		28,830,869
Beverages — 0.3%
BRC, Inc., Class A†	5,856	15,870
MGP Ingredients, Inc.	1,570	56,724
National Beverage Corp.	2,604	109,498
Primo Brands Corp.	17,493	566,248
Vita Coco Co., Inc.†	4,349	162,827
Westrock Coffee Co.†	3,756	26,142
		937,309
Biotechnology — 7.4%
2seventy Bio, Inc.†	5,416	14,407
4D Molecular Therapeutics, Inc.†	5,580	31,248
89bio, Inc.†	9,276	89,050
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Absci Corp.†	8,849	$ 32,830
ACADIA Pharmaceuticals, Inc.†	13,259	247,413
Achieve Life Sciences, Inc.†	3,816	12,478
Acrivon Therapeutics, Inc.†	1,309	7,946
Actinium Pharmaceuticals, Inc.†	3,485	4,043
Acumen Pharmaceuticals, Inc.†	4,648	6,972
ADC Therapeutics SA†	9,010	15,137
ADMA Biologics, Inc.†	24,952	402,975
Adverum Biotechnologies, Inc.†	2,306	9,731
Aerovate Therapeutics, Inc.†	1,495	3,917
Agenus, Inc.†	2,393	9,093
Akero Therapeutics, Inc.†	7,512	406,249
Aldeyra Therapeutics, Inc.†	5,519	28,920
Allogene Therapeutics, Inc.†	14,222	25,600
Altimmune, Inc.†	7,870	52,257
Alto Neuroscience, Inc.†	2,367	10,154
Alumis Inc†	1,553	11,616
ALX Oncology Holdings, Inc.†	3,817	5,573
Amicus Therapeutics, Inc.†	32,509	311,436
AnaptysBio, Inc.†	2,395	42,942
Anavex Life Sciences Corp.†	8,314	77,071
ANI Pharmaceuticals, Inc.†	2,049	120,153
Annexon, Inc.†	10,819	41,545
Apogee Therapeutics, Inc.†	4,199	173,671
Applied Therapeutics, Inc.†	10,652	6,247
Arbutus Biopharma Corp.†	16,186	53,899
Arcellx, Inc.†	4,776	325,389
Arcturus Therapeutics Holdings, Inc.†	2,538	43,070
Arcus Biosciences, Inc.†	6,024	77,710
Arcutis Biotherapeutics, Inc.†	11,910	157,688
Ardelyx, Inc.†	26,063	139,698
ArriVent Biopharma, Inc.†	3,122	89,102
Arrowhead Pharmaceuticals, Inc.†	13,227	262,953
ARS Pharmaceuticals, Inc.†	5,453	70,998
Artiva Biotherapeutics, Inc.†	1,625	8,255
Astria Therapeutics, Inc.†	5,128	40,306
Atea Pharmaceuticals, Inc.†	8,550	26,163
Atossa Therapeutics, Inc.†	14,014	11,798
Aura Biosciences, Inc.†	5,139	40,341
Aurinia Pharmaceuticals, Inc.†	14,874	118,248
Avid Bioservices, Inc.†	6,889	85,975
Avidity Biosciences, Inc.†	12,297	404,940
Axsome Therapeutics, Inc.†	4,080	434,357
Beam Therapeutics, Inc.†	8,472	219,594
Bicara Therapeutics, Inc.†	2,139	26,994
BioAge Labs, Inc.†	1,345	6,174
BioCryst Pharmaceuticals, Inc.†	22,894	180,863
Biohaven, Ltd.†	9,516	363,987
Biomea Fusion, Inc.†	3,062	12,799
Black Diamond Therapeutics, Inc.†	4,407	11,546
Bluebird Bio, Inc.†	1,082	8,386
Blueprint Medicines Corp.†	7,046	792,886
Boundless Bio, Inc.†	1,868	4,278
Bridgebio Pharma, Inc.†	15,575	532,821
C4 Therapeutics, Inc.†	6,665	23,128
Cabaletta Bio, Inc.†	4,971	11,881
CAMP4 Therapeutics Corp.†	763	3,670
Candel Therapeutics, Inc.†	2,401	16,975
Capricor Therapeutics, Inc.†	4,059	61,047
Cardiff Oncology, Inc.†	4,519	18,212
Cargo Therapeutics, Inc.†	3,805	13,698
Caribou Biosciences, Inc.†	9,115	13,034
Cartesian Therapeutics, Inc.†	1,142	22,052

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Cartesian Therapeutics, Inc. CVR†(1)	13,211	$ 2,378
Cassava Sciences, Inc.†	4,500	10,710
Celcuity, Inc.†	3,623	43,295
Celldex Therapeutics, Inc.†	7,157	175,275
Century Therapeutics, Inc.†	5,185	4,255
CervoMed, Inc.†	599	1,354
CG oncology, Inc.†	5,255	158,018
Chinook Therapeutics, Inc. CVR(1)	6,629	2,585
ChromaDex Corp.†	5,487	30,892
Cibus, Inc.†	2,017	5,022
Climb Bio, Inc.†	3,261	6,196
Cogent Biosciences, Inc.†	10,167	94,655
Compass Therapeutics, Inc.†	11,300	36,386
Conduit Pharmaceuticals, Inc.†	62	154
Contineum Therapeutics, Inc., Class A†	1,162	11,376
Crinetics Pharmaceuticals, Inc.†	9,716	391,555
Cullinan Therapeutics, Inc.†	5,732	60,530
Cytek Biosciences, Inc.†	13,447	69,252
Cytokinetics, Inc.†	12,664	626,361
Day One Biopharmaceuticals, Inc.†	5,751	71,140
Denali Therapeutics, Inc.†	13,772	320,888
Design Therapeutics, Inc.†	3,479	16,873
Dianthus Therapeutics, Inc.†	2,649	58,675
Disc Medicine, Inc.†	2,186	121,979
Dynavax Technologies Corp.†	14,596	190,478
Dyne Therapeutics, Inc.†	9,136	129,914
Edgewise Therapeutics, Inc.†	8,043	225,365
Editas Medicine, Inc.†	9,182	12,028
Elevation Oncology, Inc.†	6,253	4,335
Entrada Therapeutics, Inc.†	2,736	36,772
Erasca, Inc.†	20,364	38,488
Esperion Therapeutics, Inc.†	20,936	37,475
Evolus, Inc.†	6,123	85,538
EyePoint Pharmaceuticals, Inc.†	7,243	55,409
Fate Therapeutics, Inc.†	11,092	14,420
Fibrobiologics, Inc.†	3,031	4,880
Forafric Global PLC†	610	5,862
Generation Bio Co.†	5,482	4,255
Geron Corp.†	65,526	188,060
Greenwich Lifesciences, Inc.†	676	8,747
Guardant Health, Inc.†	13,075	614,264
Halozyme Therapeutics, Inc.†	13,821	782,821
Harvard Bioscience, Inc.†	4,516	7,722
HilleVax, Inc.†	3,492	6,879
Humacyte, Inc.†	9,739	44,605
Icosavax, Inc. CVR(1)	3,120	967
Ideaya Biosciences, Inc.†	9,358	227,867
IGM Biosciences, Inc.†	1,700	2,567
ImmunityBio, Inc.†	16,038	55,331
Immunome, Inc.†	5,695	62,816
Immunovant, Inc.†	6,431	139,810
Inhibrx Biosciences, Inc.†	1,285	17,450
Inhibrx. Inc. CVR(1)	3,965	2,577
Inmune Bio, Inc.†	1,500	15,240
Innoviva, Inc.†	6,131	114,282
Inovio Pharmaceuticals, Inc.†	2,879	6,017
Inozyme Pharma, Inc.†	5,809	8,365
Insmed, Inc.†	19,103	1,462,908
Intellia Therapeutics, Inc.†	11,243	116,028
Invivyd, Inc.†	8,787	3,143
Iovance Biotherapeutics, Inc.†	30,426	177,992
iTeos Therapeutics, Inc.†	2,949	22,235
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Janux Therapeutics, Inc.†	3,107	$ 135,092
Jasper Therapeutics, Inc.†	1,255	7,605
Keros Therapeutics, Inc.†	3,397	38,726
Kiniksa Pharmaceuticals International PLC†	3,435	67,326
Kiniksa Pharmaceuticals, Ltd., Class A	829	16,248
Kodiak Sciences, Inc.†	3,615	23,136
Korro Bio, Inc.†	677	23,099
Krystal Biotech, Inc.†	2,749	439,125
Kymera Therapeutics, Inc.†	5,202	205,947
Kyverna Therapeutics, Inc.†	2,856	9,253
Larimar Therapeutics, Inc.†	4,662	17,902
LENZ Therapeutics, Inc.	1,392	35,538
Lexeo Therapeutics, Inc.†	2,611	14,178
Lexicon Pharmaceuticals, Inc.†	12,721	9,620
Ligand Pharmaceuticals, Inc.†	1,919	223,659
Lineage Cell Therapeutics, Inc.†	16,368	9,832
Liquidia Corp.†	7,024	99,952
Lyra Therapeutics, Inc.†	5,363	980
MacroGenics, Inc.†	6,810	20,430
Maravai LifeSciences Holdings, Inc., Class A†	12,238	60,333
MBX Biosciences, Inc.†	1,247	12,482
MeiraGTx Holdings PLC†	5,159	32,450
Mersana Therapeutics, Inc.†	12,568	7,653
Metagenomi, Inc.†	3,032	8,156
Mind Medicine MindMed, Inc.†	8,929	60,628
Mineralys Therapeutics, Inc.†	3,164	32,589
Monte Rosa Therapeutics, Inc.†	4,576	30,476
Myriad Genetics, Inc.†	9,908	125,534
Nektar Therapeutics†	19,779	16,363
NeoGenomics, Inc.†	14,127	202,016
Neumora Therapeutics, Inc.†	9,320	17,988
Nkarta, Inc.†	5,863	13,719
Novavax, Inc.†	17,079	148,417
Nurix Therapeutics, Inc.†	7,779	153,324
Nuvalent, Inc., Class A†	3,894	334,144
Nuvation Bio, Inc.†	20,088	46,403
Olema Pharmaceuticals, Inc.†	4,529	27,672
Omeros Corp.†	6,197	53,418
OmniAb, Inc. (Earnout Shares 12.50)†(1)	660	0
OmniAb, Inc. (Earnout Shares 15.00)†(1)	660	0
Oncternal Therapeutics, Inc. CVR(1)	73	150
Organogenesis Holdings, Inc.†	7,999	29,436
Ovid Therapeutics, Inc.†	6,525	4,329
PepGen, Inc.†	1,722	2,221
Perspective Therapeutics, Inc.†	5,990	21,265
Phathom Pharmaceuticals, Inc.†	4,348	26,045
Pliant Therapeutics Inc†	6,314	67,876
Praxis Precision Medicines, Inc.†	1,911	146,287
Precigen, Inc.†	14,930	20,156
Prelude Therapeutics, Inc.†	1,461	1,607
Prime Medicine, Inc.†	6,284	17,595
ProKidney Corp.†	12,149	20,046
Prothena Corp. PLC†	4,712	67,052
PTC Therapeutics, Inc.†	8,438	387,135
Puma Biotechnology, Inc.†	4,664	13,479
Pyxis Oncology, Inc.†	5,411	8,495
Q32 Bio, Inc.†	676	2,048
Radius Health, Inc. CVR(1)	5,015	401
Rain Oncology, Inc. CVR(1)	2,002	100
Rapport Therapeutics, Inc.†	1,029	16,886
RAPT Therapeutics, Inc.†	3,324	3,789
Recursion Pharmaceuticals, Inc., Class A†	27,567	199,585
REGENXBIO, Inc.†	5,101	41,165

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Relay Therapeutics, Inc.†	13,483	$ 60,269
Renovaro, Inc.†	12,813	9,610
Replimune Group, Inc.†	6,746	94,309
REVOLUTION Medicines, Inc.†	18,544	796,465
Rigel Pharmaceuticals, Inc.†	1,929	41,763
Rocket Pharmaceuticals, Inc.†	7,291	78,305
Sage Therapeutics, Inc.†	6,052	43,877
Sana Biotechnology, Inc.†	14,648	47,167
Savara, Inc.†	12,785	34,520
Scholar Rock Holding Corp.†	8,589	346,824
Scilex Holding Co.†	7,466	3,075
Septerna, Inc.†	2,058	34,801
Shattuck Labs, Inc.†	4,334	5,027
Soleno Therapeutics, Inc.†	2,835	142,402
Solid Biosciences, Inc.†	2,530	8,045
SpringWorks Therapeutics, Inc.†	7,617	285,638
Stoke Therapeutics, Inc.†	3,981	45,702
Summit Therapeutics, Inc.†	10,189	219,064
Sutro Biopharma, Inc.†	9,070	17,414
Syndax Pharmaceuticals, Inc.†	9,105	129,018
Tango Therapeutics, Inc.†	5,286	15,752
Tarsus Pharmaceuticals, Inc.†	4,076	219,126
Taysha Gene Therapies, Inc.†	19,421	29,132
Tenaya Therapeutics, Inc.†	6,112	6,479
Terns Pharmaceuticals, Inc.†	7,789	34,739
Tevogen Bio Holdings, Inc.†	2,513	3,744
TG Therapeutics, Inc.†	15,469	490,367
Theravance Biopharma, Inc.†	4,069	38,167
Third Harmonic Bio, Inc.†	2,197	11,556
Tourmaline Bio, Inc.†	2,559	41,098
Travere Therapeutics, Inc.†	8,372	171,291
TScan Therapeutics, Inc.†	4,255	10,935
Tyra Biosciences, Inc.†	2,252	32,564
Upstream Bio, Inc.†	1,931	20,797
UroGen Pharma, Ltd.†	4,288	47,211
Ventyx Biosciences, Inc.†	6,734	13,535
Vera Therapeutics, Inc.†	4,914	183,194
Veracyte, Inc.†	8,514	387,217
Verastem, Inc.†	4,298	26,132
Vericel Corp.†	5,442	318,575
Veru, Inc.†	14,635	8,133
Verve Therapeutics, Inc.†	7,872	59,906
Vir Biotechnology, Inc.†	9,921	103,178
Viridian Therapeutics, Inc.†	8,098	156,939
Wave Life Sciences, Ltd.†	10,212	118,153
Werewolf Therapeutics, Inc.†	3,378	4,527
X4 Pharmaceuticals, Inc.†	18,618	13,034
XBiotech, Inc.†	2,209	7,643
Xencor, Inc.†	7,461	136,387
XOMA Corp.†	890	23,683
Zenas Biopharma, Inc.†	1,703	13,658
Zentalis Pharmaceuticals, Inc.†	6,332	11,018
Zevra Therapeutics, Inc. †	5,860	45,942
Zura Bio, Ltd.†	5,467	10,278
Zymeworks, Inc.†	6,043	88,228
		23,413,479
Building Materials — 1.7%
American Woodmark Corp.†	1,728	134,542
Apogee Enterprises, Inc.	2,423	123,622
Aspen Aerogels, Inc.†	6,840	79,960
Boise Cascade Co.	4,316	544,507
Security Description	Shares or Principal Amount	Value

Building Materials (continued)
Caesarstone, Ltd.†	2,293	$ 10,089
Gibraltar Industries, Inc.†	3,389	207,983
Griffon Corp.	4,166	315,658
JELD-WEN Holding, Inc.†	9,359	83,482
Knife River Corp.†	6,296	652,140
LSI Industries, Inc.	3,174	66,876
Masterbrand, Inc.†	14,038	243,138
Modine Manufacturing Co.†	5,723	580,598
SmartRent, Inc.†	21,173	31,124
Smith-Midland Corp.†	506	20,255
SPX Technologies, Inc.†	4,989	740,966
Summit Materials, Inc., Class A†	13,418	701,896
Tecnoglass, Inc.	2,489	189,164
UFP Industries, Inc.	6,705	775,433
		5,501,433
Chemicals — 1.7%
AdvanSix, Inc.	2,832	88,585
American Vanguard Corp.	2,795	17,273
Arcadium Lithium PLC†	120,066	689,179
Avient Corp.	10,008	429,343
Balchem Corp.	3,583	573,137
Cabot Corp.	5,941	513,718
Codexis, Inc.†	8,926	37,400
Ecovyst, Inc.†	12,893	100,050
H.B. Fuller Co.	6,068	383,073
Hawkins, Inc.	2,143	229,108
Ingevity Corp.†	4,036	183,033
Innospec, Inc.	2,762	313,073
Intrepid Potash, Inc.†	1,211	31,837
Koppers Holdings, Inc.	2,197	65,383
Kronos Worldwide, Inc.	2,412	23,131
Lightwave Logic, Inc.†	13,303	23,945
Mativ Holdings, Inc.	5,981	57,118
Minerals Technologies, Inc.	3,513	269,412
Northern Technologies International Corp.	873	10,336
Oil-Dri Corp. of America	1,085	45,592
Orion SA	6,379	88,987
Perimeter Solutions, Inc.†	14,827	185,337
Quaker Chemical Corp.	1,532	216,288
Rayonier Advanced Materials, Inc.†	7,094	56,752
Rogers Corp.†	2,082	193,730
Sensient Technologies Corp.	4,669	352,556
Stepan Co.	2,367	150,044
Tronox Holdings PLC	13,162	135,174
Valhi, Inc.	268	5,593
		5,468,187
Coal — 0.5%
Alpha Metallurgical Resources, Inc.†	1,218	223,101
Core Natural Resources, Inc.	5,825	526,231
Hallador Energy Co.†	2,805	30,098
NACCO Industries, Inc., Class A	452	14,297
Peabody Energy Corp.	14,016	254,390
Ramaco Resources, Inc., Class A	2,905	27,510
Ramaco Resources, Inc., Class B	600	5,286
SunCoke Energy, Inc.	9,283	87,167
Warrior Met Coal, Inc.	5,744	303,111
		1,471,191
Commercial Services — 4.4%
ABM Industries, Inc.	7,006	373,840
Acacia Research Corp.†	4,184	18,242
Adtalem Global Education, Inc.†	4,154	445,018

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
AirSculpt Technologies, Inc.†	1,469	$ 7,036
Alarm.com Holdings, Inc.†	5,246	318,275
Alight, Inc., Class A	46,497	318,504
Alta Equipment Group, Inc.	2,972	21,696
American Public Education, Inc.†	1,740	38,576
AMN Healthcare Services, Inc.†	4,199	115,557
Arlo Technologies, Inc.†	10,833	126,854
Barrett Business Services, Inc.	2,839	123,014
BrightView Holdings, Inc.†	6,444	101,557
Brink's Co.	4,914	458,624
Cadiz, Inc.†	4,667	23,055
Carriage Services, Inc.	1,514	61,998
Cass Information Systems, Inc.	1,501	61,826
CBIZ, Inc.†	5,310	455,651
Chegg, Inc.†	11,157	17,182
Cimpress PLC†	1,893	125,847
CompoSecure, Inc., Class A	2,727	43,468
CoreCivic, Inc.†	12,073	247,014
Coursera, Inc.†	15,243	117,523
CPI Card Group, Inc.†	540	15,536
CRA International, Inc.	731	134,197
Cross Country Healthcare, Inc.†	3,595	65,501
Custom Truck One Source, Inc.†	5,479	27,888
Deluxe Corp.	4,904	113,724
Distribution Solutions Group, Inc.†	1,164	37,539
DLH Holdings Corp.†	940	7,050
Driven Brands Holdings, Inc.†	6,639	109,610
Emerald Holding, Inc.	1,684	7,578
Ennis, Inc.	2,818	58,473
European Wax Center, Inc., Class A†	3,686	24,880
EVERTEC, Inc.	7,146	232,031
First Advantage Corp.†	6,638	125,325
FiscalNote Holdings, Inc.†	6,951	8,689
Flywire Corp.†	13,380	258,635
Forrester Research, Inc.†	1,299	19,810
Franklin Covey Co.†	1,246	47,236
GEO Group, Inc.†	14,103	444,385
Graham Holdings Co., Class B	354	328,802
Green Dot Corp., Class A†	5,952	52,794
Hackett Group, Inc.	2,802	86,526
Healthcare Services Group, Inc.†	8,154	90,428
Heidrick & Struggles International, Inc.	2,232	103,766
Herc Holdings, Inc.	3,119	636,151
Hertz Global Holdings, Inc.†	13,597	56,156
HireQuest, Inc.	611	7,943
Huron Consulting Group, Inc.†	1,947	246,841
ICF International, Inc.	2,067	241,240
Information Services Group, Inc.	3,948	12,081
Insperity, Inc.	3,979	298,465
John Wiley & Sons, Inc., Class A	4,422	180,992
Kelly Services, Inc., Class A	3,433	48,337
Kforce, Inc.	2,022	112,686
KinderCare Learning Cos., Inc.†	3,088	64,045
Korn Ferry	5,753	406,910
Laureate Education, Inc.†	14,433	270,186
Legalzoom.com, Inc.†	14,199	127,649
Lifecore Biomedical, Inc.†	2,503	14,868
Lincoln Educational Services Corp.†	2,893	47,214
LiveRamp Holdings, Inc.†	7,315	248,710
MarketWise, Inc.	4,345	2,412
Marqeta, Inc., Class A†	52,546	202,302
Matthews International Corp., Class A	3,292	92,143
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Medifast, Inc.†	1,194	$ 18,746
Mister Car Wash, Inc.†	10,506	84,258
MoneyLion, Inc.†	957	83,240
Monro, Inc.	3,310	65,008
National Research Corp.	1,670	27,839
Payoneer Global, Inc.†	32,148	340,769
Paysafe, Ltd.†	3,570	69,258
Perdoceo Education Corp.	7,260	208,943
Performant Healthcare, Inc.†	7,837	18,495
Priority Technology Holdings, Inc.†	2,038	19,361
PROG Holdings, Inc.	4,520	193,230
Progyny, Inc.†	8,788	203,618
Quad/Graphics, Inc.	3,429	23,043
Remitly Global, Inc.†	16,540	388,690
Repay Holdings Corp.†	9,609	71,779
Resources Connection, Inc.	3,710	31,164
Sezzle, Inc.†	258	60,375
SoundThinking, Inc.†	1,102	14,712
Spire Global, Inc.†	2,472	42,395
StoneCo., Ltd., Class A†	31,716	290,836
Strategic Education, Inc.	2,460	241,646
Stride, Inc.†	4,718	636,458
Target Hospitality Corp.†	3,651	35,159
Transcat, Inc.†	1,001	77,097
TriNet Group, Inc.	3,541	330,694
TrueBlue, Inc.†	3,229	26,316
Udemy, Inc.†	10,086	75,443
Universal Technical Institute, Inc.†	4,376	120,034
Upbound Group, Inc.	5,945	174,426
Verra Mobility Corp.†	18,260	481,881
Willdan Group, Inc.†	1,413	49,942
ZipRecruiter, Inc., Class A†	7,953	54,717
		13,897,663
Computers — 2.2%
3D Systems Corp.†	14,116	50,818
ASGN, Inc.†	4,785	422,085
Cantaloupe, Inc.†	6,472	52,682
Conduent, Inc.†	17,519	69,375
Corsair Gaming, Inc.†	4,952	45,360
Cricut, Inc., Class A	5,206	27,956
Diebold Nixdorf, Inc.†	2,801	121,255
D-Wave Quantum, Inc.†	10,959	65,097
Everspin Technologies, Inc.†	2,193	13,421
ExlService Holdings, Inc.†	17,416	875,328
Grid Dynamics Holdings, Inc.†	6,329	142,972
Insight Enterprises, Inc.†	3,017	521,187
Integral Ad Science Holding Corp.†	8,087	84,994
Maximus, Inc.	6,665	501,808
Mitek Systems, Inc.†	5,064	51,653
NCR Atleos Corp.†	7,995	254,721
NCR Voyix Corp.†	16,121	198,127
NetScout Systems, Inc.†	7,666	182,757
NextNav, Inc.†	8,577	106,612
OneSpan, Inc.	4,196	80,731
PAR Technology Corp.†	3,727	270,543
PlayAGS, Inc.†	4,357	52,458
Qualys, Inc.†	4,114	573,533
Rapid7, Inc.†	6,859	264,209
Rekor Systems, Inc.†	8,165	16,575
Rigetti Computing, Inc.†	17,464	230,001
Rimini Street, Inc.†	5,879	16,932
System1, Inc.†	2,624	1,717

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Telos Corp.†	6,103	$ 18,980
Tenable Holdings, Inc.†	13,066	563,014
TTEC Holdings, Inc.	2,169	8,199
Unisys Corp.†	7,296	48,591
V2X, Inc.†	1,570	81,844
Varonis Systems, Inc.†	12,216	554,118
Velo3D, Inc.†	1	1
WNS Holdings, Ltd.†	4,760	291,550
		6,861,204
Cosmetics/Personal Care — 0.3%
Beauty Health Co.†	8,246	13,771
Edgewell Personal Care Co.	5,383	179,254
Honest Co., Inc.†	9,153	58,671
Interparfums, Inc.	2,020	284,860
Olaplex Holdings, Inc.†	15,363	23,966
Prestige Consumer Healthcare, Inc.†	5,489	421,391
Waldencast PLC, Class A†	2,751	9,518
		991,431
Distribution/Wholesale — 0.7%
A-Mark Precious Metals, Inc.	1,967	55,410
EVI Industries, Inc.	573	9,936
G-III Apparel Group, Ltd.†	4,329	135,151
Global Industrial Co.	1,509	37,287
H&E Equipment Services, Inc.	3,575	317,067
Hudson Technologies, Inc.†	4,926	28,571
MRC Global, Inc.†	9,338	137,082
OPENLANE, Inc.†	11,898	241,648
Resideo Technologies, Inc.†	16,183	364,441
Rush Enterprises, Inc., Class A	6,742	409,577
Rush Enterprises, Inc., Class B	980	56,174
ScanSource, Inc.†	2,645	110,693
ThredUp, Inc., Class A†	8,715	19,086
Titan Machinery, Inc.†	2,322	43,468
VSE Corp.	1,951	199,685
		2,165,276
Diversified Financial Services — 3.5%
Acadian Asset Management, Inc.	2,999	74,735
AlTi Global, Inc.†	3,822	14,868
Artisan Partners Asset Management, Inc., Class A	6,980	311,936
Atlanticus Holdings Corp.†	611	36,336
B. Riley Financial, Inc.	2,261	10,412
BGC Group, Inc., Class A	40,365	385,082
Bread Financial Holdings, Inc.	5,510	348,948
Brookfield Business Corp., Class A	2,877	68,674
Burford Capital, Ltd.	22,200	311,688
Cohen & Steers, Inc.	3,048	270,144
Columbia Financial, Inc.†	3,028	44,784
Consumer Portfolio Services, Inc.†	923	10,947
Dave, Inc.†	889	85,184
Diamond Hill Investment Group, Inc.	294	44,112
Enact Holdings, Inc.	3,194	107,893
Encore Capital Group, Inc.†	2,597	128,551
Enova International, Inc.†	2,825	317,304
Federal Agricultural Mtg. Corp., Class C	1,014	200,549
First Western Financial, Inc.†	899	18,969
Forge Global Holdings, Inc.†	12,906	9,938
FTAI Aviation, Ltd.	11,255	1,131,465
GCM Grosvenor, Inc., Class A	4,720	63,814
Hamilton Lane, Inc., Class A	4,257	677,629
International Money Express, Inc.†	3,513	66,431
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
LendingClub Corp.†	12,246	$ 165,199
LendingTree, Inc.†	1,105	49,648
Medallion Financial Corp.	2,050	18,347
Moelis & Co., Class A	7,830	613,011
Mr. Cooper Group, Inc.†	6,992	725,840
Navient Corp.	8,589	117,412
Nelnet, Inc., Class A	1,576	173,628
NerdWallet, Inc., Class A†	3,888	55,521
Onity Group, Inc.†	714	25,790
OppFi, Inc.	2,105	28,860
Pagseguro Digital, Ltd., Class A†	20,894	155,660
Paysign, Inc.†	3,648	9,704
PennyMac Financial Services, Inc.	2,962	310,092
Perella Weinberg Partners	5,732	148,000
Piper Sandler Cos.	1,924	610,177
PJT Partners, Inc., Class A	2,583	426,118
PRA Group, Inc.†	4,294	94,940
Radian Group, Inc.	16,791	571,230
Regional Management Corp.	924	33,070
Silvercrest Asset Management Group, Inc., Class A	1,054	19,499
StepStone Group, Inc., Class A	7,273	466,054
StoneX Group, Inc.†	3,066	335,788
SWK Holdings Corp.†	365	5,931
Upstart Holdings, Inc.†	8,701	563,346
Velocity Financial, Inc.†	998	18,503
Victory Capital Holdings, Inc., Class A	4,558	301,648
Virtus Investment Partners, Inc.	750	149,625
WisdomTree, Inc.	15,460	151,353
World Acceptance Corp.†	382	53,923
		11,138,310
Electric — 1.3%
ALLETE, Inc.	6,436	422,330
Altus Power, Inc.†	8,408	33,884
Ameresco, Inc., Class A†	3,570	80,789
Avista Corp.	8,675	317,679
Black Hills Corp.	7,764	455,980
Genie Energy, Ltd., Class B	1,404	20,119
Hawaiian Electric Industries, Inc.†	18,357	167,783
MGE Energy, Inc.	4,039	362,904
Northwestern Energy Group, Inc.	6,831	368,259
Ormat Technologies, Inc.	6,395	410,239
Otter Tail Corp.	4,584	353,152
Portland General Electric Co.	11,527	474,221
TXNM Energy, Inc.	9,977	482,388
Unitil Corp.	1,769	94,765
		4,044,492
Electrical Components & Equipment — 0.7%
American Superconductor Corp.†	3,873	101,744
Belden, Inc.	4,492	523,183
ChargePoint Holdings, Inc.†	43,844	42,187
Energizer Holdings, Inc.	7,967	270,798
EnerSys	4,434	430,408
Graham Corp.†	1,136	51,597
Insteel Industries, Inc.	2,074	59,503
nLight, Inc.†	5,156	57,593
Novanta, Inc.†	3,976	595,048
Powell Industries, Inc.	1,036	248,412
Ultralife Corp.†	1,115	8,452
		2,388,925
Electronics — 2.4%
Advanced Energy Industries, Inc.	4,147	477,237

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
Allient, Inc.	1,613	$ 40,664
Applied Optoelectronics, Inc.†	4,514	126,031
Atkore, Inc.	3,970	323,317
Atmus Filtration Technologies, Inc.	9,284	388,257
Badger Meter, Inc.	3,257	696,705
Bel Fuse, Inc., Class A	194	16,026
Bel Fuse, Inc., Class B	1,146	92,941
Benchmark Electronics, Inc.	3,955	168,720
CTS Corp.	3,336	170,436
Enovix Corp.†	18,223	219,769
ESCO Technologies, Inc.	2,868	380,698
Evolv Technologies Holdings, Inc.†	14,659	58,783
FARO Technologies, Inc.†	2,157	68,420
GoPro, Inc., Class A†	13,867	13,480
Itron, Inc.†	5,006	537,444
Kimball Electronics, Inc.†	2,715	49,359
Knowles Corp.†	9,638	182,447
Mesa Laboratories, Inc.	572	78,759
MicroVision, Inc.†	23,309	37,061
Mirion Technologies, Inc.†	22,887	362,530
Napco Security Technologies, Inc.	3,901	143,167
NEXTracker, Inc., Class A†	15,980	805,712
NVE Corp.	530	37,980
OSI Systems, Inc.†	1,758	345,342
Plexus Corp.†	2,971	421,020
Sanmina Corp.†	5,952	498,361
Standard BioTools, Inc.†	32,682	50,657
Stoneridge, Inc.†	3,024	15,634
TTM Technologies, Inc.†	11,187	275,088
Turtle Beach Corp.†	1,832	32,518
Vicor Corp.†	2,526	129,180
Vishay Intertechnology, Inc.	13,996	236,952
		7,480,695
Energy-Alternate Sources — 0.3%
Aemetis, Inc.†	4,014	9,272
Array Technologies, Inc.†	16,921	124,031
ASP Isotopes, Inc.†	5,803	33,367
Energy Vault Holdings, Inc.†	11,619	20,217
Fluence Energy, Inc.†	6,845	89,053
Freyr Battery, Inc.†	12,421	23,352
FuelCell Energy, Inc.†	2,061	15,828
FutureFuel Corp.	2,893	15,796
Green Plains, Inc.†	7,060	63,046
Montauk Renewables, Inc.†	7,313	30,568
Plug Power, Inc.†	88,353	164,337
REX American Resources Corp.†	1,708	71,258
Shoals Technologies Group, Inc., Class A†	18,585	88,836
SolarMax Technology, Inc.†	3,335	5,636
Stem, Inc.†	16,820	10,205
Sunnova Energy International, Inc.†	12,034	30,927
Sunrun, Inc.†	24,219	219,182
TPI Composites, Inc.†	5,109	8,328
Verde Clean Fuels, Inc.†	369	1,358
		1,024,597
Engineering & Construction — 1.8%
908 Devices, Inc.†	2,630	6,575
Arcosa, Inc.	5,377	544,690
Bowman Consulting Group, Ltd.†	1,524	38,755
Centuri Holdings, Inc.†	1,885	41,998
Concrete Pumping Holdings, Inc.	2,637	22,309
Security Description	Shares or Principal Amount	Value

Engineering & Construction (continued)
Construction Partners, Inc., Class A†	4,757	$ 382,463
Dycom Industries, Inc.†	3,148	595,476
Exponent, Inc.	5,601	513,444
Fluor Corp.†	18,919	912,085
Frontdoor, Inc.†	8,534	511,016
Granite Construction, Inc.	4,880	430,123
Great Lakes Dredge & Dock Corp.†	7,308	80,315
IES Holdings, Inc.†	912	201,807
Latham Group, Inc.†	4,490	32,777
Limbach Holdings, Inc.†	1,132	104,687
Mistras Group, Inc.†	2,325	23,064
MYR Group, Inc.†	1,774	251,145
NV5 Global, Inc.†	6,329	119,238
Orion Group Holdings, Inc.†	4,021	31,685
Primoris Services Corp.	5,922	454,632
Southland Holdings, Inc.†	1,116	3,404
Sterling Infrastructure, Inc.†	3,306	470,841
Tutor Perini Corp.†	4,795	115,512
		5,888,041
Entertainment — 1.0%
Accel Entertainment, Inc.†	5,725	64,521
AMC Entertainment Holdings, Inc., Class A†	38,655	120,217
Atlanta Braves Holdings, Inc., Class A†	1,134	48,410
Atlanta Braves Holdings, Inc., Class C†	5,559	215,411
Bally's Corp.†	2,654	48,250
Cinemark Holdings, Inc.†	12,229	350,116
Everi Holdings, Inc.†	8,989	122,610
Golden Entertainment, Inc.	2,188	71,635
IMAX Corp.†	4,750	111,863
International Game Technology PLC	12,606	214,554
Lions Gate Entertainment Corp., Class A†	6,600	51,810
Lions Gate Entertainment Corp., Class B†	13,792	96,820
Madison Square Garden Entertainment Corp.†	4,386	159,387
Monarch Casino & Resort, Inc.	1,422	121,354
Pursuit Attractions & Hospitality, Inc.†	2,266	89,507
RCI Hospitality Holdings, Inc.	929	51,597
Red Rock Resorts, Inc., Class A	5,450	267,323
Reservoir Media, Inc.†	2,158	17,933
Rush Street Interactive, Inc.†	8,424	122,822
Six Flags Entertainment Corp.	10,283	453,377
Super Group SGHC, Ltd.	16,603	134,318
United Parks & Resorts, Inc.†	3,620	190,267
Webtoon Entertainment, Inc.†	1,697	21,637
		3,145,739
Environmental Control — 0.4%
374Water, Inc.†	7,240	3,730
Arq, Inc.†	3,098	19,332
Casella Waste Systems, Inc., Class A†	6,919	744,069
CECO Environmental Corp.†	3,241	91,785
Energy Recovery, Inc.†	6,292	90,227
Enviri Corp.†	8,781	84,122
LanzaTech Global, Inc.†	12,386	11,667
Montrose Environmental Group, Inc.†	3,523	73,349
Perma-Fix Environmental Services, Inc.†	1,610	16,470
Pure Cycle Corp.†	2,302	27,049
PureCycle Technologies, Inc.†	13,659	127,165
Quest Resource Holding Corp.†	1,932	11,302
		1,300,267
Food — 1.6%
B&G Foods, Inc.	8,613	55,812
Beyond Meat, Inc.†	6,620	26,215

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
Calavo Growers, Inc.	1,851	$ 42,370
Cal-Maine Foods, Inc.	4,543	490,190
Chefs' Warehouse, Inc.†	3,878	208,869
Hain Celestial Group, Inc.†	9,938	50,286
HF Foods Group, Inc.†	4,462	11,869
Ingles Markets, Inc., Class A	1,606	106,349
J&J Snack Foods Corp.	1,691	232,056
John B. Sanfilippo & Son, Inc.	994	71,906
Krispy Kreme, Inc.	9,480	85,984
Lancaster Colony Corp.	2,168	365,828
Lifeway Foods, Inc.†	499	11,497
Mama's Creations, Inc.†	3,646	28,074
Mission Produce, Inc.†	4,816	57,262
Nathan's Famous, Inc.	312	25,244
Natural Grocers by Vitamin Cottage, Inc.	1,034	45,021
Seneca Foods Corp., Class A†	519	37,840
Simply Good Foods Co.†	10,113	384,294
SpartanNash Co.	3,738	68,144
Sprouts Farmers Market, Inc.†	11,162	1,767,391
SunOpta, Inc.†	10,458	76,657
TreeHouse Foods, Inc.†	5,229	180,505
United Natural Foods, Inc.†	6,511	193,637
Utz Brands, Inc.	7,305	97,595
Village Super Market, Inc., Class A	965	32,916
Weis Markets, Inc.	1,824	123,230
WK Kellogg Co.	7,270	120,609
		4,997,650
Forest Products & Paper — 0.1%
Sylvamo Corp.	3,855	308,786
Gas — 0.9%
Brookfield Infrastructure Corp., Class A	13,296	554,709
Chesapeake Utilities Corp.	2,450	299,513
New Jersey Resources Corp.	10,886	521,984
Northwest Natural Holding Co.	4,273	170,578
ONE Gas, Inc.	6,242	440,935
RGC Resources, Inc.	915	19,462
Southwest Gas Holdings, Inc.	6,749	504,015
Spire, Inc.	6,296	446,764
		2,957,960
Hand/Machine Tools — 0.4%
Cadre Holdings, Inc.	2,885	111,217
Enerpac Tool Group Corp.	6,025	272,270
Franklin Electric Co., Inc.	5,019	501,850
Kennametal, Inc.	8,628	206,640
Luxfer Holdings PLC	2,962	41,912
		1,133,889
Healthcare-Products — 3.4%
Accuray, Inc.†	10,743	23,957
Adaptive Biotechnologies Corp.†	12,833	99,456
Akoya Biosciences, Inc.†	2,944	8,596
Alphatec Holdings, Inc.†	11,534	135,986
AngioDynamics, Inc.†	4,288	48,926
Artivion, Inc.†	4,398	136,162
AtriCure, Inc.†	5,245	209,118
Avanos Medical, Inc.†	5,031	86,634
Avita Medical, Inc.†	2,832	25,771
Axogen, Inc.†	4,698	85,551
BioLife Solutions, Inc.†	3,994	109,056
Bioventus, Inc., Class A†	4,248	45,369
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
CareDx, Inc.†	5,602	$ 130,527
Castle Biosciences, Inc.†	2,866	81,022
Ceribell, Inc.†	1,365	31,409
Cerus Corp.†	19,991	37,383
CONMED Corp.	3,419	245,416
CVRx, Inc.†	1,473	23,538
Embecta Corp.	6,423	115,164
Fractyl Health, Inc.†	3,779	6,953
Glaukos Corp.†	5,422	848,218
Haemonetics Corp.†	5,561	383,987
ICU Medical, Inc.†	2,376	390,519
Inari Medical, Inc.†	5,864	467,185
InfuSystem Holdings, Inc.†	2,203	17,822
Inmode, Ltd.†	7,973	137,215
Inogen, Inc.†	2,627	30,710
Integer Holdings Corp.†	3,695	525,503
Integra LifeSciences Holdings Corp.†	7,496	195,646
iRadimed Corp.	892	52,815
iRhythm Technologies, Inc.†	3,464	377,056
Lantheus Holdings, Inc.†	7,630	705,851
LeMaitre Vascular, Inc.	2,248	217,899
LivaNova PLC†	6,044	301,898
MaxCyte, Inc.†	11,592	52,280
Merit Medical Systems, Inc.†	6,341	690,408
MiMedx Group, Inc.†	13,138	114,301
Nautilus Biotechnology, Inc.†	5,398	9,231
Neogen Corp.†	24,174	277,034
NeuroPace, Inc.†	1,538	21,163
Nevro Corp.†	4,073	20,650
Novocure, Ltd.†	11,799	289,311
OmniAb, Inc.†	10,225	32,924
Omnicell, Inc.†	5,056	227,469
OraSure Technologies, Inc.†	7,997	32,148
Orchestra BioMed Holdings, Inc.†	2,721	14,258
Orthofix Medical, Inc.†	3,799	69,636
OrthoPediatrics Corp.†	1,847	44,328
Pacific Biosciences of California, Inc.†	30,306	46,671
Paragon 28, Inc.†	5,221	67,977
Patterson Cos., Inc.	8,729	270,163
PROCEPT BioRobotics Corp.†	4,937	357,932
Pulmonx Corp.†	4,197	23,839
Pulse Biosciences, Inc.†	2,029	42,467
Quanterix Corp.†	3,982	36,595
Quantum-Si, Inc.†	11,096	21,970
RxSight, Inc.†	4,024	136,293
Sanara Medtech, Inc.†	450	16,348
Semler Scientific, Inc.†	527	27,383
Sera Prognostics, Inc., Class A†	3,129	20,245
SI-BONE, Inc.†	4,564	76,493
STAAR Surgical Co.†	5,482	132,610
Stereotaxis, Inc.†	6,261	15,152
Surmodics, Inc.†	1,528	52,013
Tactile Systems Technology, Inc.†	2,621	45,894
Tandem Diabetes Care, Inc.†	7,275	269,611
TransMedics Group, Inc.†	3,634	245,477
Treace Medical Concepts, Inc.†	5,406	54,330
Twist Bioscience Corp.†	6,458	338,205
UFP Technologies, Inc.†	805	221,101
Utah Medical Products, Inc.	364	22,288
Varex Imaging Corp.†	4,296	59,027
Zimvie, Inc.†	3,033	41,977
Zynex, Inc.†	1,692	13,265
		10,888,785

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Services — 1.9%
Accolade, Inc.†	8,094	$ 55,768
Addus HomeCare Corp.†	1,931	241,684
agilon health, Inc.†	34,180	114,161
Ardent Health Partners LLC†	1,360	20,400
Astrana Health, Inc.†	4,775	176,054
ATI Physical Therapy, Inc.†	1	1
Aveanna Healthcare Holdings, Inc.†	5,791	26,639
Blade Air Mobility, Inc.†	6,429	24,752
BrightSpring Health Services, Inc.†	5,967	140,821
Brookdale Senior Living, Inc.†	21,207	98,188
Community Health Systems, Inc.†	13,909	44,509
Concentra Group Holdings Parent, Inc.	12,196	284,289
CorVel Corp.†	2,949	341,642
DocGo, Inc.†	11,268	55,101
Enhabit, Inc.†	5,518	46,351
Ensign Group, Inc.	6,150	858,909
Fulgent Genetics, Inc.†	2,283	37,989
GeneDx Holdings Corp.†	1,416	105,988
HealthEquity, Inc.†	9,507	1,049,763
Innovage Holding Corp.†	2,109	8,014
Joint Corp.†	1,206	13,326
LifeStance Health Group, Inc.†	15,454	123,168
ModivCare, Inc.†	1,237	4,948
Nano-X Imaging, Ltd.†	6,084	44,292
National HealthCare Corp.	1,384	142,095
OPKO Health, Inc.†	36,087	54,852
Oscar Health, Inc., Class A†	22,070	366,362
PACS Group, Inc.†	4,270	62,043
Pediatrix Medical Group, Inc. †	9,552	133,537
Pennant Group, Inc.†	3,616	95,715
Quipt Home Medical Corp.†	4,584	14,806
RadNet, Inc.†	7,325	479,568
Select Medical Holdings Corp.	11,995	235,942
Sonida Senior Living, Inc.†	522	12,053
Surgery Partners, Inc.†	8,509	216,894
Teladoc Health, Inc.†	19,073	193,782
U.S. Physical Therapy, Inc.	1,658	147,081
Viemed Healthcare, Inc.†	3,800	31,122
		6,102,609
Home Builders — 1.7%
Beazer Homes USA, Inc.†	3,236	71,710
Cavco Industries, Inc.†	918	466,932
Century Communities, Inc.	3,097	236,549
Champion Homes, Inc.†	5,945	548,902
Dream Finders Homes, Inc., Class A†	3,099	71,494
Forestar Group, Inc.†	2,108	50,297
Green Brick Partners, Inc.†	3,448	208,501
Hovnanian Enterprises, Inc., Class A†	552	73,079
Installed Building Products, Inc.	2,656	528,119
KB Home	7,204	483,388
Landsea Homes Corp.†	1,995	16,558
LCI Industries	2,749	288,068
LGI Homes, Inc.†	2,314	206,594
M/I Homes, Inc.†	2,952	371,362
Meritage Homes Corp.	7,961	619,923
Taylor Morrison Home Corp.†	11,338	730,847
Tri Pointe Homes, Inc.†	10,215	376,525
United Homes Group, Inc.†	583	2,419
Winnebago Industries, Inc.	3,135	149,853
		5,501,120
Security Description	Shares or Principal Amount	Value

Home Furnishings — 0.3%
Arhaus, Inc.	5,677	$ 69,714
Daktronics, Inc.†	4,440	72,860
Ethan Allen Interiors, Inc.	2,532	78,543
Flexsteel Industries, Inc.	518	25,553
Hamilton Beach Brands Holding Co., Class A	907	15,519
Hooker Furnishings Corp.	1,176	14,971
iRobot Corp.†	3,314	25,485
Lovesac Co.†	1,574	40,231
MillerKnoll, Inc.	7,729	173,439
Purple Innovation, Inc.†	6,300	6,993
Sleep Number Corp.†	2,389	42,715
Sonos, Inc.†	13,343	184,000
Traeger, Inc.†	3,830	9,345
Xperi, Inc.†	5,069	45,722
		805,090
Household Products/Wares — 0.3%
ACCO Brands Corp.	10,358	54,483
Central Garden & Pet Co.†	1,067	38,935
Central Garden & Pet Co., Class A†	5,781	180,309
Helen of Troy, Ltd.†	2,525	155,994
Quanex Building Products Corp.	5,011	105,231
WD-40 Co.	1,509	354,540
		889,492
Housewares — 0.0%
Lifetime Brands, Inc.	1,379	8,936
Insurance — 2.3%
Ambac Financial Group, Inc.†	5,043	58,650
American Coastal Insurance Corp.	2,678	32,645
AMERISAFE, Inc.	2,111	105,592
Baldwin Insurance Group, Inc.†	7,385	302,416
Bowhead Specialty Holdings, Inc.†	1,290	41,706
CNO Financial Group, Inc.	11,670	466,100
Crawford & Co., Class A	1,681	20,189
Donegal Group, Inc., Class A	1,713	25,404
Employers Holdings, Inc.	2,737	134,551
Enstar Group, Ltd.†	1,404	459,094
Essent Group, Ltd.	11,563	673,545
F&G Annuities & Life, Inc.	2,060	94,575
Fidelis Insurance Holdings, Ltd.	5,692	93,918
Genworth Financial, Inc.,†	47,699	344,864
GoHealth, Inc., Class A†	505	8,231
Goosehead Insurance, Inc., Class A	2,491	266,960
Greenlight Capital Re, Ltd., Class A†	3,060	41,310
Hamilton Insurance Group, Ltd., Class B†	4,387	83,923
HCI Group, Inc.	918	111,932
Heritage Insurance Holdings, Inc.†	2,534	27,899
Hippo Holdings, Inc.†	2,231	62,468
Horace Mann Educators Corp.	4,556	175,998
Investors Title Co.	158	35,605
Jackson Financial, Inc., Class A	8,309	783,040
James River Group Holdings, Ltd.	4,155	19,861
Kingsway Financial Services, Inc.†	1,408	11,405
Lemonade, Inc.†	5,786	192,327
Maiden Holdings, Ltd.†	9,753	9,851
MBIA, Inc.†	4,945	35,159
Mercury General Corp.	2,967	147,875
NI Holdings, Inc.†	865	13,061
NMI Holdings, Inc.†	8,693	335,724
Palomar Holdings, Inc.†	2,850	307,429
ProAssurance Corp.†	5,644	84,434
Roadzen, Inc.†	4,183	6,024

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Root, Inc., Class A†	957	$ 93,307
Safety Insurance Group, Inc.	1,627	128,549
Selective Insurance Group, Inc.	6,741	567,120
Selectquote, Inc.†	15,047	64,853
SiriusPoint, Ltd.†	10,417	151,672
Skyward Specialty Insurance Group, Inc.†	4,115	182,212
Stewart Information Services Corp.	2,998	195,440
Tiptree, Inc.	2,791	55,932
Trupanion, Inc.†	3,652	173,251
United Fire Group, Inc.	2,325	57,683
Universal Insurance Holdings, Inc.	2,610	50,477
		7,334,261
Internet — 1.8%
1-800-Flowers.com, Inc., Class A†	2,818	22,628
1stdibs.com, Inc.†	2,818	10,962
aka Brands Holding Corp.†	70	1,117
AudioEye, Inc.†	790	14,963
Backblaze, Inc., Class A†	4,422	26,753
BARK, Inc.†	14,387	26,904
Beyond, Inc.†	5,056	41,914
Bumble, Inc., Class A†	10,645	86,331
Cardlytics, Inc.†	4,602	14,082
Cargurus, Inc.†	9,611	376,751
Cars.com, Inc.†	7,297	130,762
Cogent Communications Holdings, Inc.	4,880	367,659
Couchbase, Inc.†	4,407	78,180
Despegar.com Corp.†	6,813	130,946
Entravision Communications Corp., Class A	6,814	14,650
ePlus, Inc.†	2,916	232,988
Eventbrite, Inc., Class A†	8,809	27,924
EverQuote, Inc., Class A†	2,782	56,196
Figs, Inc., Class A†	14,397	81,919
fuboTV, Inc.†	35,729	144,345
Gambling.com Group, Ltd.†	1,919	27,039
Getty Images Holdings, Inc.†	11,116	28,346
Grindr, Inc.†	2,721	48,543
Groupon, Inc.†	2,581	27,023
HealthStream, Inc.	2,701	88,188
Hims & Hers Health, Inc.†	21,026	783,849
Innovid Corp.†	11,980	37,258
Lands' End, Inc.†	1,572	19,571
LifeMD, Inc.†	4,049	22,553
Liquidity Services, Inc.†	2,378	82,398
LiveOne, Inc.†	8,305	12,042
Magnite, Inc.†	13,940	239,768
MediaAlpha, Inc., Class A†	3,310	37,701
Nerdy, Inc.†	8,400	15,288
Nextdoor Holdings, Inc.†	19,084	50,000
Open Lending Corp.†	11,322	68,498
Opendoor Technologies, Inc.†	69,789	96,309
OptimizeRx Corp.†	1,947	10,806
Q2 Holdings, Inc.†	6,520	620,508
QuinStreet, Inc.†	5,967	141,179
RealReal, Inc.†	11,105	105,942
Revolve Group, Inc.†	4,251	134,247
RumbleON, Inc., Class B†	1,900	8,265
Shutterstock, Inc.	2,696	79,586
Solo Brands, Inc., Class A†	3,119	3,057
Sprinklr, Inc., Class A†	12,925	115,162
Stitch Fix, Inc., Class A†	11,222	52,856
TrueCar, Inc.†	9,490	32,646
Security Description	Shares or Principal Amount	Value

Internet (continued)
Tucows, Inc., Class A†	883	$ 13,466
Upwork, Inc.†	13,801	217,504
Vacasa, Inc., Class A†	1,054	5,291
Vivid Seats, Inc., Class A†	8,553	36,778
Yelp, Inc.†	7,167	286,250
Ziff Davis, Inc.†	4,890	263,522
		5,699,413
Investment Companies — 0.9%
Bit Digital, Inc.†	13,278	41,826
Cannae Holdings, Inc.	6,242	123,342
Cipher Mining, Inc.†	22,439	128,575
Cleanspark, Inc.†	27,571	287,841
Compass Diversified Holdings	7,384	156,910
Core Scientific, Inc.†	19,761	242,468
FTAI Infrastructure, Inc.	11,159	78,336
HA Sustainable Infrastructure Capital, Inc.	12,797	358,444
Hut 8 Corp.†	8,976	194,689
MARA Holdings, Inc.†	31,546	578,554
NewtekOne, Inc.	2,709	35,976
Riot Platforms, Inc.†	31,606	375,479
Terawulf, Inc.†	29,647	141,416
		2,743,856
Iron/Steel — 0.5%
Carpenter Technology Corp.	5,273	1,018,006
Commercial Metals Co.	12,623	612,089
Radius Recycling, Inc.	2,918	35,045
		1,665,140
Leisure Time — 0.5%
Acushnet Holdings Corp.	3,136	204,844
Clarus Corp.	3,380	16,427
Escalade, Inc.	1,108	16,421
Global Business Travel Group I†	13,905	122,642
Johnson Outdoors, Inc., Class A	527	17,075
Life Time Group Holdings, Inc.†	6,861	198,900
Lindblad Expeditions Holdings, Inc.†	3,992	50,778
Livewire Group, Inc.†	2,017	6,354
Malibu Boats, Inc., Class A†	2,167	82,974
Marine Products Corp.	973	9,136
MasterCraft Boat Holdings, Inc.†	1,815	33,051
OneSpaWorld Holdings, Ltd.	11,132	237,780
Peloton Interactive, Inc., Class A†	39,023	302,428
Sabre Corp.†	42,357	141,896
Topgolf Callaway Brands Corp.†	15,715	123,520
Xponential Fitness, Inc., Class A†	2,703	45,221
		1,609,447
Lodging — 0.1%
Full House Resorts, Inc.†	3,636	19,525
Hilton Grand Vacations, Inc.†	7,922	326,387
Marcus Corp.	2,586	52,030
		397,942
Machinery-Construction & Mining — 0.5%
Argan, Inc.	1,401	191,657
Astec Industries, Inc.	2,527	88,218
Bloom Energy Corp., Class A†	22,270	525,127
Hyster-Yale, Inc.	1,270	67,843
Manitowoc Co., Inc.†	3,818	38,142
NANO Nuclear Energy, Inc.†	495	19,117
Net Power, Inc.†	2,383	20,470

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Construction & Mining (continued)
NuScale Power Corp.†	9,387	$ 223,786
Terex Corp.	7,383	355,048
		1,529,408
Machinery-Diversified — 2.1%
Alamo Group, Inc.	1,135	210,611
Albany International Corp., Class A	3,459	279,314
Applied Industrial Technologies, Inc.	4,262	1,108,248
Cactus, Inc., Class A	7,385	440,958
Chart Industries, Inc.†	4,763	1,007,803
Columbus McKinnon Corp.	3,149	114,687
CSW Industrials, Inc.	1,857	612,457
DXP Enterprises, Inc.†	1,383	140,084
Eastman Kodak Co.†	6,701	49,520
Gencor Industries, Inc.†	1,141	17,560
Gorman-Rupp Co.	2,323	89,157
GrafTech International, Ltd.†	28,681	43,021
Ichor Holdings, Ltd.†	3,663	100,586
Kadant, Inc.	1,300	484,770
Lindsay Corp.	1,201	161,162
Mueller Water Products, Inc., Class A	17,215	395,945
Taylor Devices, Inc.†	322	10,755
Tennant Co.	2,101	179,678
Thermon Group Holdings, Inc.†	3,695	102,278
Twin Disc, Inc.	1,237	13,966
Watts Water Technologies, Inc., Class A	3,035	627,577
Zurn Elkay Water Solutions Corp.	15,960	629,462
		6,819,599
Media — 0.4%
AMC Networks, Inc., Class A†	3,534	34,032
Cable One, Inc.	626	190,310
E.W. Scripps Co., Class A†	6,794	12,773
Gannett Co., Inc.†	15,727	71,086
Gray Media, Inc.	9,481	35,459
iHeartMedia, Inc., Class A†	11,640	25,841
Liberty Latin America, Ltd., Class A†	3,486	21,543
Liberty Latin America, Ltd., Class C†	14,363	88,045
Scholastic Corp.	2,573	49,942
Sinclair, Inc.	3,547	51,964
Sphere Entertainment Co.†	3,011	140,313
TEGNA, Inc.	18,343	334,209
Thryv Holdings, Inc.†	4,137	72,439
Townsquare Media, Inc., Class A	1,493	13,258
Value Line, Inc.	89	3,498
WideOpenWest, Inc.†	5,540	23,656
		1,168,368
Metal Fabricate/Hardware — 0.9%
AZZ, Inc.	3,254	279,161
Eastern Co.	577	15,591
Helios Technologies, Inc.	3,685	164,388
Hillman Solutions Corp.†	21,774	217,740
Janus International Group, Inc.†	15,719	130,311
L.B. Foster Co., Class A†	1,005	27,969
Mayville Engineering Co., Inc.†	1,428	22,634
Metallus, Inc.†	4,743	70,860
Mueller Industries, Inc.	12,382	975,082
NN, Inc.†	5,155	15,671
Northwest Pipe Co.†	1,074	51,939
Olympic Steel, Inc.	1,097	37,814
Omega Flex, Inc.	394	15,508
Park-Ohio Holdings Corp.	996	24,780
Security Description	Shares or Principal Amount	Value

Metal Fabricate/Hardware (continued)
Proto Labs, Inc.†	2,796	$ 116,677
Ryerson Holding Corp.	2,986	66,767
Standex International Corp.	1,289	235,500
Tredegar Corp.†	2,947	23,134
Worthington Enterprises, Inc.	3,487	146,105
Worthington Steel, Inc.	3,607	104,783
Xometry, Inc., Class A†	4,710	156,419
		2,898,833
Mining — 0.8%
Caledonia Mining Corp. PLC	1,822	17,109
Centrus Energy Corp., Class A†	1,604	132,009
Century Aluminum Co.†	5,849	106,920
Coeur Mining, Inc.†	43,774	288,908
Compass Minerals International, Inc.	3,827	44,623
Constellium SE†	14,349	142,485
Contango ORE, Inc.†	1,156	11,988
Critical Metals Corp.†	901	6,956
Dakota Gold Corp.†	7,764	17,236
Encore Energy Corp.†	20,117	66,587
Energy Fuels, Inc.†	20,777	110,326
Hecla Mining Co.	65,088	369,700
i-80 Gold Corp.†	35,079	19,865
Ivanhoe Electric, Inc.†	9,261	54,825
Kaiser Aluminum Corp.	1,771	123,970
Lifezone Metals, Ltd.†	4,046	23,669
MAC Copper, Ltd.†	5,969	61,600
Novagold Resources, Inc.†	27,023	84,582
Pan American Silver Corp.†	29,003	11,920
Perpetua Resources Corp.†	4,267	50,351
Piedmont Lithium, Inc.†	2,005	16,541
SSR Mining, Inc.†	22,485	180,554
United States Lime & Minerals, Inc.	1,167	129,047
Uranium Energy Corp.†	44,198	312,038
Ur-Energy, Inc.†	39,192	41,152
		2,424,961
Miscellaneous Manufacturing — 1.2%
AMMO, Inc.†	9,938	17,391
Byrna Technologies, Inc.†	1,916	51,809
Core Molding Technologies, Inc.†	838	12,377
Enpro, Inc.	2,327	432,124
Fabrinet†	4,041	873,705
Federal Signal Corp.	6,664	655,138
Hillenbrand, Inc.	7,781	264,476
JBT Marel Corp.	5,204	692,132
LSB Industries, Inc.†	5,908	49,863
Materion Corp.	2,282	230,482
Myers Industries, Inc.	4,069	48,991
NL Industries, Inc.	931	7,169
Park Aerospace Corp.	2,030	29,415
Sight Sciences, Inc.†	3,937	11,023
Smith & Wesson Brands, Inc.	4,973	52,167
Solidion Technology, Inc.†	5,514	2,106
Sturm Ruger & Co., Inc.	1,820	64,792
Trinity Industries, Inc.	9,055	342,551
		3,837,711
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	3,033	114,587
Office Furnishings — 0.2%
CompX International, Inc.	170	4,166
HNI Corp.	5,261	262,261

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Office Furnishings (continued)
Interface, Inc.	6,358	$ 157,424
Steelcase, Inc., Class A	10,256	117,739
Virco Mfg. Corp.	1,222	13,320
		554,910
Office/Business Equipment — 0.1%
Pitney Bowes, Inc.	17,976	160,166
Xerox Holdings Corp.	12,890	110,081
		270,247
Oil & Gas — 2.3%
Amplify Energy Corp.†	4,345	23,202
Berry Corp.	8,487	37,003
BKV Corp.†	1,595	39,078
Borr Drilling, Ltd.	26,265	91,140
California Resources Corp.	7,644	376,085
CNX Resources Corp.†	16,169	442,707
Comstock Resources, Inc.†	10,237	189,999
Crescent Energy Co., Class A	18,008	271,200
CVR Energy, Inc.	3,786	71,745
Delek US Holdings, Inc.	7,025	125,467
Diversified Energy Co. PLC	5,208	83,016
Empire Petroleum Corp.†	1,655	9,682
Evolution Petroleum Corp.	3,397	18,038
Granite Ridge Resources, Inc.	5,834	36,112
Gulfport Energy Corp.†	1,436	256,340
Helmerich & Payne, Inc.	10,711	338,360
HighPeak Energy, Inc.	1,611	21,958
Kosmos Energy, Ltd.†	51,836	164,838
Magnolia Oil & Gas Corp., Class A	19,189	454,779
Murphy Oil Corp.	15,894	423,257
Nabors Industries, Ltd.†	1,013	57,964
Noble Corp. PLC	15,299	490,333
Northern Oil & Gas, Inc.	10,991	395,126
Par Pacific Holdings, Inc.†	6,025	100,738
Patterson-UTI Energy, Inc.	43,116	347,946
PBF Energy, Inc., Class A	11,118	325,313
Prairie Operating Co.†	465	4,046
PrimeEnergy Resources Corp.†	76	16,560
Riley Exploration Permian, Inc.	1,259	41,736
Ring Energy, Inc.†	16,420	21,346
Sable Offshore Corp.†	5,592	139,409
SandRidge Energy, Inc.	3,563	42,222
Seadrill, Ltd.†	7,698	278,360
Sitio Royalties Corp., Class A	8,948	180,213
SM Energy Co.	12,678	481,257
Talos Energy, Inc.†	16,061	159,325
Transocean, Ltd.†	80,807	316,763
VAALCO Energy, Inc.	11,541	47,318
Valaris, Ltd.†	6,831	327,478
Vital Energy, Inc.†	3,169	101,091
Vitesse Energy, Inc.	2,771	71,713
W&T Offshore, Inc.	10,929	17,049
		7,437,312
Oil & Gas Services — 1.2%
Archrock, Inc.	18,490	519,384
Aris Water Solution, Inc., Class A	2,969	75,799
Atlas Energy Solutions, Inc.	7,527	172,820
Bristow Group, Inc.†	2,723	90,867
ChampionX Corp.	21,139	605,421
Core Laboratories, Inc.	5,203	88,295
DMC Global, Inc.†	2,174	17,696
Security Description	Shares or Principal Amount	Value

Oil & Gas Services (continued)
DNOW, Inc.†	11,686	$ 173,888
Drilling Tools International Corp.†	1,305	4,150
Expro Group Holdings NV†	10,493	132,527
Forum Energy Technologies, Inc.†	1,300	23,556
Geospace Technologies Corp.†	1,350	12,272
Helix Energy Solutions Group, Inc.†	15,965	128,039
Innovex International, Inc.†	3,790	59,048
Kodiak Gas Services, Inc.	3,608	168,782
Liberty Energy, Inc.	17,542	321,194
Mammoth Energy Services, Inc.†	2,692	8,049
Matrix Service Co.†	2,931	39,744
Natural Gas Services Group, Inc.†	1,189	31,116
NPK International, Inc.†	9,316	64,467
Oceaneering International, Inc.†	11,200	278,320
Oil States International, Inc.†	6,685	33,960
ProFrac Holding Corp., Class A†	2,461	17,891
ProPetro Holding Corp.†	9,624	85,461
Ranger Energy Services, Inc., Class A	1,736	28,453
RPC, Inc.	9,416	57,720
SEACOR Marine Holdings, Inc.†	2,703	18,326
Select Water Solutions, Inc.	10,109	126,362
Solaris Energy Infrastructure, Inc.	2,785	76,003
TETRA Technologies, Inc.†	13,910	57,726
Tidewater, Inc.†	5,405	297,870
		3,815,206
Packaging & Containers — 0.2%
Ardagh Metal Packaging SA	16,010	44,348
Clearwater Paper Corp.†	1,799	57,838
Greif, Inc., Class A	2,762	169,090
Greif, Inc., Class B	534	33,839
Karat Packaging, Inc.	758	23,430
O-I Glass, Inc.†	17,163	204,926
Pactiv Evergreen, Inc.	4,485	79,564
Ranpak Holdings Corp.†	4,760	34,843
TriMas Corp.	4,498	109,301
		757,179
Pharmaceuticals — 2.5%
ACELYRIN, Inc.†	8,087	15,931
AdaptHealth Corp.†	11,279	122,039
Aduro Biotech Holding, Inc. CVR†(1)	1,482	0
Agios Pharmaceuticals, Inc.†	6,262	215,350
Akebia Therapeutics, Inc.†	23,048	51,627
Alector, Inc.†	8,942	14,844
Alkermes PLC†	17,842	562,558
Amneal Pharmaceuticals, Inc.†	17,631	145,632
Amphastar Pharmaceuticals, Inc.†	4,263	148,651
Anika Therapeutics, Inc.†	1,457	24,856
Aquestive Therapeutics, Inc.†	8,228	24,849
Arvinas, Inc.†	7,118	125,348
Avadel Pharmaceuticals PLC†	10,240	80,896
Biote Corp., Class A†	2,983	15,183
Catalyst Pharmaceuticals, Inc.†	12,388	279,473
Coherus Biosciences, Inc.†	12,327	14,546
Collegium Pharmaceutical, Inc.†	3,554	114,154
Corbus Pharmaceuticals Holdings, Inc.†	1,291	12,639
Corcept Therapeutics, Inc.†	8,959	599,536
CorMedix, Inc.†	6,717	68,984
Enanta Pharmaceuticals, Inc.†	2,226	11,375
Enliven Therapeutics, Inc.†	3,900	85,254
Fennec Pharmaceuticals, Inc.†	2,597	16,880
Foghorn Therapeutics, Inc.†	2,799	11,728

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Fulcrum Therapeutics, Inc.†	6,875	$ 27,225
Galectin Therapeutics, Inc.†	2,257	2,821
Guardian Pharmacy Services, Inc., Class A†	954	21,761
Gyre Therapeutics, Inc.†	774	8,909
Harmony Biosciences Holdings, Inc.†	4,223	163,726
Harrow, Inc.†	3,385	103,987
Herbalife, Ltd.†	11,184	61,065
Heron Therapeutics, Inc.†	13,007	22,112
Ironwood Pharmaceuticals, Inc.†	15,676	36,682
Jounce Therapeutics, Inc. CVR(1)	4,828	145
KalVista Pharmaceuticals, Inc.†	3,777	33,653
Kura Oncology, Inc.†	8,034	63,549
Lyell Immunopharma, Inc.†	17,805	10,510
Madrigal Pharmaceuticals, Inc.†	1,992	666,922
MannKind Corp.†	29,838	172,762
MediWound, Ltd.†	868	16,995
Mirum Pharmaceuticals, Inc.†	4,401	215,121
Nature's Sunshine Products, Inc.†	1,405	19,543
Neurogene, Inc.†	1,142	18,101
Ocugen, Inc.†	31,712	23,067
Ocular Therapeutix, Inc.†	17,240	132,748
Option Care Health, Inc.†	19,010	587,789
ORIC Pharmaceuticals, Inc.†	6,822	71,085
Outlook Therapeutics, Inc.†	1,704	3,510
Owens & Minor, Inc.†	8,357	119,004
Pacira BioSciences, Inc.†	5,078	133,704
Phibro Animal Health Corp., Class A	2,263	49,356
Protagonist Therapeutics, Inc.†	6,475	244,755
Regulus Therapeutics, Inc.†	6,998	6,998
Revance Therapeutics, Inc.†	11,536	41,876
Rhythm Pharmaceuticals, Inc.†	6,067	360,562
Scpharmaceuticals, Inc.†	4,365	14,492
SIGA Technologies, Inc.	5,132	30,689
Skye Bioscience, Inc.†	2,182	7,004
Spyre Therapeutics, Inc.†	3,837	88,213
Supernus Pharmaceuticals, Inc.†	5,564	213,491
Telomir Pharmaceuticals, Inc.†	2,143	10,415
Trevi Therapeutics, Inc.†	6,706	26,422
USANA Health Sciences, Inc.†	1,264	41,168
Vanda Pharmaceuticals, Inc.†	6,316	27,854
Vaxcyte, Inc.†	13,758	1,215,106
Verrica Pharmaceuticals, Inc.†	2,098	1,359
Voyager Therapeutics, Inc.†	5,097	27,779
Xeris Biopharma Holdings, Inc.†	15,536	55,308
Y-mAbs Therapeutics, Inc.†	4,140	24,716
		7,986,392
Pipelines — 0.3%
Excelerate Energy, Inc., Class A	1,897	56,663
Golar LNG, Ltd.	10,965	446,824
Kinetik Holdings, Inc.	4,239	273,119
NextDecade Corp.†	12,811	108,637
		885,243
Private Equity — 0.1%
Chicago Atlantic Real Estate Finance, Inc.	1,925	29,587
P10, Inc., Class A	4,518	61,716
Patria Investments, Ltd., Class A	6,188	73,575
		164,878
Real Estate — 0.7%
American Realty Investors, Inc.†	166	2,334
Anywhere Real Estate, Inc.†	10,874	39,255
Security Description	Shares or Principal Amount	Value

Real Estate (continued)
Compass, Inc., Class A†	40,396	$ 292,871
Cushman & Wakefield PLC†	25,371	349,866
eXp World Holdings, Inc.	9,079	103,319
FRP Holdings, Inc.†	1,477	45,108
Kennedy-Wilson Holdings, Inc.	12,599	114,021
Legacy Housing Corp.†	1,243	31,883
Marcus & Millichap, Inc.	2,601	99,254
Maui Land & Pineapple Co., Inc.†	843	16,970
McGrath RentCorp	2,705	331,822
Newmark Group, Inc., Class A	14,589	206,143
Offerpad Solutions, Inc.†	1,157	2,707
RE/MAX Holdings, Inc., Class A†	1,983	19,790
Real Brokerage, Inc.†	11,134	57,006
Redfin Corp.†	13,244	105,952
RMR Group, Inc., Class A	1,713	31,982
Sky Harbour Group Corp.†	1,257	13,488
St. Joe Co.	3,995	192,159
Star Holdings†	1,435	12,757
Stratus Properties, Inc.†	620	11,960
Transcontinental Realty Investors, Inc.†	137	3,540
		2,084,187
REITS — 5.9%
Acadia Realty Trust	12,983	299,128
Advanced Flower Capital, Inc.	1,876	15,271
AG Mtg. Investment Trust, Inc.	3,189	21,909
Alexander & Baldwin, Inc.	8,065	143,960
Alexander's, Inc.	238	45,208
Alpine Income Property Trust, Inc.	1,387	23,385
American Assets Trust, Inc.	5,310	128,927
American Healthcare REIT, Inc.	16,847	476,602
Angel Oak Mtg. REIT, Inc.	1,317	13,460
Apartment Investment & Management Co., Class A	15,412	139,324
Apollo Commercial Real Estate Finance, Inc.	15,352	136,019
Apple Hospitality REIT, Inc.	25,259	389,999
Arbor Realty Trust, Inc.	20,405	273,223
Ares Commercial Real Estate Corp.	5,919	33,502
Armada Hoffler Properties, Inc.	8,736	85,438
ARMOUR Residential REIT, Inc.	6,216	116,985
Blackstone Mtg. Trust, Inc., Class A	19,239	346,302
Braemar Hotels & Resorts, Inc.	7,303	18,623
Brandywine Realty Trust	18,778	103,091
BrightSpire Capital, Inc.	14,312	80,577
Broadstone Net Lease, Inc.	20,901	328,982
BRT Apartments Corp.	1,250	21,425
CareTrust REIT, Inc.	20,574	545,211
CBL & Associates Properties, Inc.	2,423	74,168
Centerspace	1,834	111,415
Chatham Lodging Trust	5,337	46,645
Chimera Investment Corp.	8,925	132,893
City Office REIT, Inc.	4,319	22,934
Claros Mtg. Trust, Inc.	9,564	31,561
Clipper Realty, Inc.	1,318	5,377
Community Healthcare Trust, Inc.	3,012	59,728
COPT Defense Properties	12,474	367,235
CTO Realty Growth, Inc.	3,198	62,777
Curbline Properties Corp.	10,525	257,547
DiamondRock Hospitality Co.	22,924	201,273
Diversified Healthcare Trust	24,200	60,016
Douglas Emmett, Inc.	17,893	328,515
Dynex Capital, Inc.	8,750	116,112
Easterly Government Properties, Inc.	10,756	122,188
Ellington Financial, Inc.	9,353	117,474

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Elme Communities	9,752	$ 148,816
Empire State Realty Trust, Inc., Class A	15,106	144,413
Essential Properties Realty Trust, Inc.	19,439	623,992
Farmland Partners, Inc.	4,875	56,891
Four Corners Property Trust, Inc.	10,690	293,227
Franklin BSP Realty Trust, Inc.	9,097	115,805
Franklin Street Properties Corp.	10,808	19,562
FrontView REIT, Inc.	1,599	27,567
Getty Realty Corp.	5,589	173,315
Gladstone Commercial Corp.	4,686	75,960
Gladstone Land Corp.	3,724	40,443
Global Medical REIT, Inc.	6,732	52,779
Global Net Lease, Inc.	22,248	159,963
Granite Point Mtg. Trust, Inc.	5,579	15,844
Hudson Pacific Properties, Inc.	15,154	47,432
Independence Realty Trust, Inc.	25,040	481,018
Industrial Logistics Properties Trust	7,234	28,719
Innovative Industrial Properties, Inc.	3,123	223,857
InvenTrust Properties Corp.	8,589	255,437
Invesco Mtg. Capital, Inc.	6,119	51,767
JBG SMITH Properties	9,037	140,164
Kite Realty Group Trust	24,060	556,989
KKR Real Estate Finance Trust, Inc.	6,514	65,010
Ladder Capital Corp.	12,578	140,999
LTC Properties, Inc.	4,955	170,452
LXP Industrial Trust	32,205	267,946
Macerich Co.	26,232	545,101
MFA Financial, Inc.	11,342	119,091
National Health Investors, Inc.	4,638	315,894
NET Lease Office Properties†	1,646	52,540
NETSTREIT Corp.	8,616	124,760
New York Mtg. Trust, Inc.	10,055	60,632
NexPoint Diversified Real Estate Trust	3,714	20,538
Nexpoint Real Estate Finance, Inc.	906	13,961
NexPoint Residential Trust, Inc.	2,480	97,910
One Liberty Properties, Inc.	1,759	45,154
Orchid Island Capital, Inc.	8,719	72,804
Orion Office REIT, Inc.	6,221	25,195
Outfront Media, Inc.	16,330	300,472
Paramount Group, Inc.	20,443	99,966
Peakstone Realty Trust	4,046	43,494
Pebblebrook Hotel Trust	13,232	173,736
PennyMac Mtg. Investment Trust	9,629	130,954
Phillips Edison & Co., Inc.	13,605	494,270
Piedmont Office Realty Trust, Inc., Class A	13,680	119,563
Plymouth Industrial REIT, Inc.	4,443	74,642
Postal Realty Trust, Inc., Class A	2,434	32,031
PotlatchDeltic Corp.	8,802	393,713
Ready Capital Corp.	17,906	119,075
Redwood Trust, Inc.	14,589	95,558
Retail Opportunity Investments Corp.	13,734	239,933
RLJ Lodging Trust	16,887	164,648
Ryman Hospitality Properties, Inc.	6,498	681,250
Sabra Health Care REIT, Inc.	26,205	437,886
Safehold, Inc.	5,739	93,029
Saul Centers, Inc.	1,165	42,546
Service Properties Trust	18,279	52,095
Seven Hills Realty Trust	1,417	18,563
SITE Centers Corp.	5,263	78,840
SL Green Realty Corp.	7,810	526,316
Strawberry Fields REIT, Inc.	689	7,717
Summit Hotel Properties, Inc.	11,629	78,031
Security Description	Shares or Principal Amount	Value

REITS (continued)
Sunrise Realty Trust, Inc.	626	$ 7,512
Sunstone Hotel Investors, Inc.	22,537	255,344
Tanger, Inc.	11,797	387,178
Terreno Realty Corp.	10,585	692,471
TPG RE Finance Trust, Inc.	6,608	55,573
Two Harbors Investment Corp.	11,505	146,689
UMH Properties, Inc.	8,011	144,118
Uniti Group, Inc.	26,933	146,785
Universal Health Realty Income Trust	1,425	55,632
Urban Edge Properties	13,955	283,845
Veris Residential, Inc.	8,699	138,662
Whitestone REIT	5,491	73,579
Xenia Hotels & Resorts, Inc.	11,297	169,003
		18,831,075
Retail — 3.8%
Abercrombie & Fitch Co., Class A†	5,573	665,305
Academy Sports & Outdoors, Inc.	7,632	399,230
American Eagle Outfitters, Inc.	19,684	317,700
America's Car-Mart, Inc.†	795	38,709
Arko Corp.	8,919	63,057
Asbury Automotive Group, Inc.†	2,180	646,762
Beacon Roofing Supply, Inc.†	6,870	812,996
Biglari Holdings, Inc., Class B†	84	19,489
BJ's Restaurants, Inc.†	2,098	75,927
Blink Charging Co.†	10,660	13,005
Bloomin' Brands, Inc.	8,539	107,250
BlueLinx Holdings, Inc.†	906	97,649
Boot Barn Holdings, Inc.†	3,279	527,427
Brinker International, Inc.†	4,884	888,741
Buckle, Inc.	3,423	162,969
Build-A-Bear Workshop, Inc.	1,383	58,556
Caleres, Inc.	3,787	69,416
Camping World Holdings, Inc., Class A	6,219	143,597
Cheesecake Factory, Inc.	5,349	300,346
Citi Trends, Inc.†	707	18,311
Clean Energy Fuels Corp.†	18,913	62,602
Cracker Barrel Old Country Store, Inc.	2,452	159,331
Dave & Buster's Entertainment, Inc.†	3,584	95,191
Denny's Corp.†	5,587	35,366
Designer Brands, Inc., Class A	4,492	22,595
Destination XL Group, Inc.†	5,938	16,151
Dine Brands Global, Inc.	1,687	51,251
El Pollo Loco Holdings, Inc.†	2,860	33,948
EVgo, Inc.†	11,160	38,725
First Watch Restaurant Group, Inc.†	3,362	70,535
FirstCash Holdings, Inc.	4,267	465,743
Foot Locker, Inc.†	9,244	185,342
Genesco, Inc.†	1,169	48,689
GMS, Inc.†	4,375	368,987
Group 1 Automotive, Inc.	1,468	670,127
GrowGeneration Corp.†	6,200	8,680
Haverty Furniture Cos., Inc.	1,627	36,494
J. Jill, Inc.	671	18,332
Jack in the Box, Inc.	2,130	83,475
Kura Sushi USA, Inc., Class A†	656	52,480
La-Z-Boy, Inc.	4,689	221,321
Leslie's, Inc.†	19,914	40,226
MarineMax, Inc.†	2,394	72,682
Movado Group, Inc.	1,673	31,988
National Vision Holdings, Inc.†	8,627	98,348
Nu Skin Enterprises, Inc., Class A	5,496	35,999
ODP Corp.†	3,622	81,857

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
ONE Group Hospitality, Inc.†	2,308	$ 8,655
OneWater Marine, Inc., Class A†	1,325	23,943
Papa John's International, Inc.	3,685	145,815
Patrick Industries, Inc.	3,590	348,733
PC Connection, Inc.	1,283	95,224
Petco Health & Wellness Co., Inc.†	9,334	31,922
Portillo's, Inc., Class A†	5,985	83,251
Potbelly Corp.†	3,042	37,751
PriceSmart, Inc.	2,779	252,806
Qurate Retail, Inc., Class A†	111	233
Sally Beauty Holdings, Inc.†	11,417	124,103
Savers Value Village, Inc.†	2,592	28,875
Shake Shack, Inc., Class A†	4,214	497,800
Shoe Carnival, Inc.	1,982	53,633
Signet Jewelers, Ltd.	4,685	277,492
Sonic Automotive, Inc., Class A	1,636	121,473
Sweetgreen, Inc., Class A†	11,098	365,346
Tile Shop Holdings, Inc.†	3,174	23,932
Tilly's, Inc., Class A†	1,642	7,110
Urban Outfitters, Inc.†	7,021	389,104
Vera Bradley, Inc.†	2,719	10,169
Victoria's Secret & Co.†	8,696	316,187
Warby Parker, Inc., Class A†	9,813	271,918
Winmark Corp.	324	126,227
Zumiez, Inc.†	1,717	27,403
		12,202,012
Savings & Loans — 1.0%
Axos Financial, Inc.†	6,055	423,426
Banc of California, Inc.	15,400	246,708
Berkshire Hills Bancorp, Inc.	4,758	139,933
Brookline Bancorp, Inc.	9,775	119,548
Capitol Federal Financial, Inc.	13,746	81,789
Essa Bancorp, Inc.	929	19,425
First Financial Northwest, Inc.	777	16,426
Flagstar Financial, Inc.	28,099	332,411
Flushing Financial Corp.	3,053	42,589
FS Bancorp, Inc.	738	29,845
Greene County Bancorp, Inc.	776	20,564
Hingham Institution for Savings	174	44,414
Home Bancorp, Inc.	781	39,206
HomeTrust Bancshares, Inc.	1,633	60,045
Northfield Bancorp, Inc.	4,223	49,282
Northwest Bancshares, Inc.	14,119	186,512
OceanFirst Financial Corp.	6,374	114,477
Pacific Premier Bancorp, Inc.	10,617	274,980
Provident Financial Services, Inc.	13,950	259,052
Southern Missouri Bancorp, Inc.	1,054	62,376
Timberland Bancorp, Inc.	835	25,067
WaFd, Inc.	7,400	219,632
WaterStone Financial, Inc.	1,782	24,485
WSFS Financial Corp.	6,552	366,912
		3,199,104
Semiconductors — 1.9%
ACM Research, Inc., Class A†	5,644	115,984
Aehr Test Systems†	3,141	35,588
Alpha & Omega Semiconductor, Ltd.†	2,637	101,314
Ambarella, Inc.†	4,198	322,071
Arteris, Inc.†	3,129	33,230
Axcelis Technologies, Inc.†	3,611	245,548
CEVA, Inc.†	2,584	83,231
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Cohu, Inc.†	5,129	$ 117,505
Diodes, Inc.†	5,054	298,085
FormFactor, Inc.†	8,579	343,589
GCT Semiconductor Holding, Inc.†	866	1,871
Impinj, Inc.†	2,541	322,427
Kulicke & Soffa Industries, Inc.	5,881	260,822
MaxLinear, Inc.†	8,844	157,954
Navitas Semiconductor Corp.†	13,979	42,356
Ouster, Inc.†	5,142	51,214
Penguin Solutions, Inc.†	5,770	117,016
Photronics, Inc.†	6,829	156,999
Power Integrations, Inc.	6,271	390,809
QuickLogic Corp.†	1,529	12,553
Rambus, Inc.†	11,839	729,519
Richardson Electronics, Ltd.	1,361	17,965
Semtech Corp.†	8,051	539,095
Silicon Laboratories, Inc.†	3,552	481,616
SiTime Corp.†	2,060	420,652
SkyWater Technology, Inc.†	3,018	31,176
Synaptics, Inc.†	4,387	372,456
Ultra Clean Holdings, Inc.†	4,904	180,810
Veeco Instruments, Inc.†	6,159	156,315
Vishay Precision Group, Inc.†	1,329	30,966
		6,170,736
Software — 5.4%
8x8, Inc.†	14,163	39,656
ACI Worldwide, Inc.†	11,686	625,785
ACV Auctions, Inc., Class A†	16,395	346,918
Adeia, Inc.	12,055	154,907
Agilysys, Inc.†	2,497	225,279
Airship AI Holdings, Inc.†	892	3,987
Alignment Healthcare, Inc.†	11,089	170,660
Alkami Technology, Inc.†	5,881	204,600
Altair Engineering, Inc., Class A†	6,020	664,307
Amplitude, Inc., Class A†	8,655	105,418
Appian Corp., Class A†	4,463	156,607
Asana, Inc., Class A†	9,004	192,145
Asure Software, Inc.†	2,696	31,867
AvePoint, Inc.†	14,271	268,009
AvidXchange Holdings, Inc.†	19,256	204,114
Bandwidth, Inc., Class A†	2,773	49,276
BigBear.ai Holdings, Inc.†	11,439	48,501
BigCommerce Holdings, Inc., Series 1†	7,910	48,172
Blackbaud, Inc.†	4,491	346,481
BlackLine, Inc.†	6,396	408,385
Blend Labs, Inc., Class A†	26,288	101,209
Box, Inc., Class A†	15,604	521,018
Braze, Inc., Class A†	7,305	335,884
C3.ai, Inc., Class A†	12,258	384,288
Cerence, Inc.†	4,559	56,805
Clear Secure, Inc., Class A	9,727	230,238
Clearwater Analytics Holdings, Inc., Class A†	19,814	557,962
Climb Global Solutions, Inc.	466	59,056
CommVault Systems, Inc.†	4,837	770,341
Consensus Cloud Solutions, Inc.†	1,998	56,583
CS Disco, Inc.†	3,221	16,234
CSG Systems International, Inc.	3,280	192,831
Daily Journal Corp.†	154	63,155
Definitive Healthcare Corp.†	5,908	28,713
Digi International, Inc.†	3,958	123,688
Digimarc Corp.†	1,681	61,642
Digital Turbine, Inc.†	10,632	27,856

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
DigitalOcean Holdings, Inc.†	7,273	$ 301,684
Domo, Inc., Class B†	3,796	32,152
Donnelley Financial Solutions, Inc.†	2,860	189,818
E2open Parent Holdings, Inc.†	22,672	59,627
eGain Corp.†	1,938	11,822
Enfusion, Inc., Class A†	5,501	61,391
EverCommerce, Inc.†	2,340	23,728
Evolent Health, Inc., Class A†	12,791	133,666
Fastly, Inc., Class A†	14,482	151,627
Freshworks, Inc., Class A†	22,910	426,126
GigaCloud Technology, Inc., Class A†	2,631	56,093
Golden Matrix Group, Inc.†	2,275	3,924
Health Catalyst, Inc.†	6,631	37,333
I3 Verticals, Inc., Class A†	2,558	63,669
IBEX Holdings, Ltd.†	949	20,887
Ibotta, Inc., Class A†	1,732	125,570
Immersion Corp.	3,403	28,483
Innodata, Inc.†	2,997	111,129
Inspired Entertainment, Inc.†	2,431	24,480
Intapp, Inc.†	5,909	421,253
IonQ, Inc.†	22,276	879,679
Jamf Holding Corp.†	9,076	137,138
Kaltura, Inc.†	10,801	27,219
Life360, Inc.†	1,135	51,892
Logility Supply Chain Solutions, Inc.	3,483	49,180
Matterport, Inc.†	29,411	153,231
MeridianLink, Inc.†	3,624	69,762
N-able, Inc.†	7,916	76,706
Olo, Inc., Class A†	11,607	85,660
ON24, Inc.†	3,057	21,063
Outbrain, Inc.†	4,336	26,059
Pagaya Technologies, Ltd., Class A†	3,989	37,018
PagerDuty, Inc.†	9,922	183,755
PDF Solutions, Inc.†	3,449	96,089
Phreesia, Inc.†	6,131	174,488
Planet Labs PBC†	23,910	145,851
Playstudios, Inc.†	9,754	17,070
Porch Group, Inc.†	8,750	38,938
Privia Health Group, Inc.†	11,304	258,296
Progress Software Corp.	4,710	270,024
PROS Holdings, Inc.†	5,067	119,683
PubMatic, Inc., Class A†	4,634	70,066
Rackspace Technology, Inc.†	7,487	19,691
Red Violet, Inc.	1,223	44,517
ReposiTrak, Inc.	1,299	27,448
Sapiens International Corp. NV	3,411	93,325
Schrodinger, Inc.†	6,161	154,487
SEMrush Holdings, Inc., Class A†	4,079	71,138
Silvaco Group, Inc.†	672	5,813
Simulations Plus, Inc.	1,760	60,403
SolarWinds Corp.	6,030	89,726
SoundHound AI, Inc., Class A†	34,177	483,605
Sprout Social, Inc., Class A†	5,544	181,122
SPS Commerce, Inc.†	4,177	771,408
Talkspace, Inc.†	13,620	42,222
Verint Systems, Inc.†	6,771	171,848
Vertex, Inc., Class A†	6,014	347,309
Viant Technology, Inc., Class A†	1,698	37,577
Vimeo, Inc.†	16,096	108,004
Waystar Holding Corp.†	4,783	192,229
Weave Communications, Inc.†	4,389	71,628
WM Technology, Inc.†	9,549	13,178
Security Description	Shares or Principal Amount	Value

Software (continued)
Workiva, Inc.†	5,596	$ 549,639
Yext, Inc.†	11,791	77,585
Zeta Global Holdings Corp., Class A†	19,803	363,385
Zuora, Inc., Class A†	15,465	154,341
		17,287,534
Telecommunications — 1.9%
A10 Networks, Inc.	7,854	154,017
ADTRAN Holdings, Inc.†	8,726	90,489
Anterix, Inc.†	1,130	32,284
Applied Digital Corp.†	21,244	151,257
AST SpaceMobile, Inc.†	14,843	300,422
ATN International, Inc.	1,147	17,836
Aviat Networks, Inc.†	1,275	24,289
BlackSky Technology, Inc.†	2,782	41,702
Calix, Inc.†	6,592	261,571
Clearfield, Inc.†	1,338	48,824
CommScope Holding Co., Inc.†	23,784	120,109
Credo Technology Group Holding, Ltd.†	15,522	1,086,850
DigitalBridge Group, Inc.	17,613	193,215
EchoStar Corp., Class A†	13,488	373,078
Extreme Networks, Inc.†	14,287	225,877
Globalstar, Inc.†	80,825	123,662
Gogo, Inc.†	7,177	60,574
Harmonic, Inc.†	12,239	138,056
IDT Corp., Class B	1,708	80,583
Infinera Corp.†	22,427	148,467
InterDigital, Inc.	2,803	512,893
Lumen Technologies, Inc.†	112,146	554,001
NETGEAR, Inc.†	3,089	85,411
Ooma, Inc.†	2,776	39,891
Powerfleet, Inc.†	10,468	61,866
Preformed Line Products Co.	270	40,619
Ribbon Communications, Inc.†	10,143	41,586
Shenandoah Telecommunications Co.	5,397	58,288
Spok Holdings, Inc.	2,027	32,594
Telephone & Data Systems, Inc.	10,929	386,340
Viasat, Inc.†	13,707	131,861
Viavi Solutions, Inc.†	24,396	293,728
		5,912,240
Textiles — 0.1%
UniFirst Corp.	1,669	357,700
Toys/Games/Hobbies — 0.0%
Funko, Inc., Class A†	3,462	48,468
JAKKS Pacific, Inc.†	902	27,132
		75,600
Transportation — 1.3%
Air Transport Services Group, Inc.†	5,679	126,187
ArcBest Corp.	2,609	249,446
Ardmore Shipping Corp.	4,594	54,531
Costamare, Inc.	4,758	55,478
Covenant Logistics Group, Inc.	1,793	49,684
CryoPort, Inc.†	4,820	36,343
DHT Holdings, Inc.	14,955	169,291
Dorian LPG, Ltd.	4,029	96,857
FLEX LNG, Ltd.	3,384	86,326
Forward Air Corp.†	2,775	89,494
Genco Shipping & Trading, Ltd.	4,674	67,586
Golden Ocean Group, Ltd.	13,482	124,708
Heartland Express, Inc.	5,167	59,110
Himalaya Shipping, Ltd.	3,296	15,920

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation (continued)
Hub Group, Inc., Class A	6,639	$ 296,166
International Seaways, Inc.	4,536	176,677
Marten Transport, Ltd.	6,435	99,099
Matson, Inc.	3,629	514,774
Nordic American Tankers, Ltd.	22,585	60,980
PAMT Corp.†	661	10,583
Pangaea Logistics Solutions, Ltd.	3,473	18,233
Proficient Auto Logistics, Inc.†	1,736	17,082
Radiant Logistics, Inc.†	3,936	27,631
RXO, Inc.†	17,671	453,261
Safe Bulkers, Inc.	6,692	23,757
Scorpio Tankers, Inc.	4,939	235,195
SFL Corp., Ltd.	14,472	152,680
Teekay Corp., Ltd.	6,089	43,475
Teekay Tankers, Ltd., Class A	2,659	111,465
Universal Logistics Holdings, Inc.	754	33,342
Werner Enterprises, Inc.	6,835	246,743
World Kinect Corp.	6,325	178,808
		3,980,912
Trucking & Leasing — 0.3%
GATX Corp.	3,955	654,434
Greenbrier Cos., Inc.	3,400	225,284
Willis Lease Finance Corp.	316	61,279
		940,997
Water — 0.3%
American States Water Co.	4,131	307,759
California Water Service Group	6,604	299,095
Consolidated Water Co., Ltd.	1,664	43,564
Global Water Resources, Inc.	1,281	14,732
Middlesex Water Co.	1,957	99,102
SJW Group	3,706	186,152
York Water Co.	1,587	49,086
		999,490
Total Common Stocks (cost $256,513,187)		304,092,676
UNAFFILIATED INVESTMENT COMPANIES — 2.0%
iShares Russell 2000 ETF (cost $6,285,608)	28,100	6,364,088
WARRANTS — 0.0%
Chemicals — 0.0%
Danimer Scientific, Inc. Expires 07/15/2025†	3,184	61
Security Description	Shares or Principal Amount	Value

Oil & Gas — 0.0%
Chord Energy Corp. Expires 09/01/2025†	269	$ 788
Nabors Industries, Ltd. Expires 06/11/2026†	304	1,231
		2,019
Total Warrants (cost $0)		2,080
Total Long-Term Investment Securities (cost $262,798,795)		310,458,844
SHORT-TERM INVESTMENTS — 0.2%
U.S. Government — 0.2%
United States Treasury Bills
4.19%, 05/13/2025(2)	$ 50,000	49,424
4.37%, 02/25/2025(2)	270,000	269,299
4.38%, 03/04/2025(2)	270,000	269,075
Total Short-Term Investments (cost $587,609)		587,798
REPURCHASE AGREEMENTS — 2.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 01/31/2025, to be repurchased 02/03/2025 in the amount of $7,388,630 and collateralized by $7,409,400 of United States Treasury Notes, bearing interest at 4.13% due 02/15/2027 and having an approximate value of $7,535,609 (cost $7,387,793)	7,387,793	7,387,793
TOTAL INVESTMENTS (cost $270,774,197)(3)	100.1%	318,434,435
Other assets less liabilities	(0.1)	(291,690)
NET ASSETS	100.0%	$318,142,745
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 4 for cost of investments on a tax basis.
CVR—Contingent Value Rights
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
67	Long	E-Mini Russell 2000 Index	March 2025	$7,667,527	$7,689,590	$22,063
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$23,404,321	$—	$9,158	$23,413,479
Pharmaceuticals	7,986,247	—	145	7,986,392
Other Industries	272,692,805	—	—	272,692,805
Unaffiliated Investment Companies	6,364,088	—	—	6,364,088
Warrants	2,080	—	—	2,080
Short-Term Investments	—	587,798	—	587,798
Repurchase Agreements	—	7,387,793	—	7,387,793
Total Investments at Value	$310,449,541	$7,975,591	$9,303	$318,434,435
Other Financial Instruments:†
Futures Contracts	$22,063	$—	$—	$22,063
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 80.9%
Advertising — 0.2%
Trade Desk, Inc., Class A†	3,573	$ 424,044
WPP PLC	87,410	833,597
		1,257,641
Aerospace/Defense — 2.0%
Boeing Co.†	7,574	1,336,963
Curtiss-Wright Corp.	474	164,450
General Dynamics Corp.	2,576	661,981
General Electric Co.	23,532	4,790,409
HEICO Corp., Class A	747	142,177
Hexcel Corp.	1,367	89,128
Howmet Aerospace, Inc.	11,921	1,508,960
L3Harris Technologies, Inc.	5,374	1,139,342
Loar Holdings, Inc.†	1,100	87,428
Lockheed Martin Corp.	118	54,628
Melrose Industries PLC	142,755	1,080,401
Moog, Inc., Class A	403	73,209
Northrop Grumman Corp.	4,334	2,111,828
RTX Corp.	1,337	172,406
Safran SA	5,284	1,312,865
Spirit AeroSystems Holdings, Inc., Class A†	2,223	75,604
Standardaero, Inc.†	1,560	41,870
TransDigm Group, Inc.	345	466,902
		15,310,551
Agriculture — 0.3%
Altria Group, Inc.	2,771	144,730
Philip Morris International, Inc.	11,366	1,479,853
Wilmar International, Ltd.	255,600	585,190
		2,209,773
Airlines — 0.0%
American Airlines Group, Inc.†	4,729	80,015
Delta Air Lines, Inc.	770	51,798
United Airlines Holdings, Inc.†	822	87,000
		218,813
Apparel — 0.3%
Crocs, Inc.†	419	42,767
Deckers Outdoor Corp.†	549	97,371
Kering SA	1,924	498,763
NIKE, Inc., Class B	6,363	489,315
Oxford Industries, Inc.	278	23,313
Samsonite International SA*	111,000	322,005
Skechers USA, Inc., Class A†	1,187	89,428
Tapestry, Inc.	1,906	139,024
VF Corp.	8,228	213,681
		1,915,667
Auto Manufacturers — 1.3%
Cummins, Inc.	2,885	1,027,781
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	5,808	371,391
Rivian Automotive, Inc., Class A†	9,690	121,707
Subaru Corp.	19,000	330,615
Suzuki Motor Corp.	52,600	626,677
Tesla, Inc.†	15,146	6,128,072
Toyota Motor Corp.	79,400	1,512,956
		10,119,199
Auto Parts & Equipment — 0.3%
Adient PLC†	1,615	28,150
Autoliv, Inc.	1,587	153,399
Autoliv, Inc. SDR	7,052	680,445
Security Description	Shares or Principal Amount	Value

Auto Parts & Equipment (continued)
Denso Corp.	53,300	$ 736,408
Dorman Products, Inc.†	415	54,481
Dowlais Group PLC	175,212	155,459
Magna International, Inc.	13,594	539,274
Standard Motor Products, Inc.	1,306	40,512
Stanley Electric Co., Ltd.	14,600	243,259
		2,631,387
Banks — 5.2%
ANZ Group Holdings, Ltd.	31,265	592,889
Bancorp, Inc.†	1,997	121,937
Bank of America Corp.	103,841	4,807,838
Bank of Hawaii Corp.	687	51,188
Bank of New York Mellon Corp.	2,491	214,052
BankUnited, Inc.	2,157	88,674
Citigroup, Inc.	17,803	1,449,698
Commerce Bancshares, Inc.	1,788	119,438
Cullen/Frost Bankers, Inc.	711	99,113
DBS Group Holdings, Ltd.	25,300	829,676
Dime Community Bancshares, Inc.	780	24,359
DNB Bank ASA	70,386	1,497,261
East West Bancorp, Inc.	1,646	169,489
Fifth Third Bancorp	3,131	138,735
First BanCorp.	8,211	170,460
First Citizens BancShares, Inc., Class A	43	94,802
First Financial Bankshares, Inc.	2,632	98,068
FNB Corp.	5,678	89,088
Glacier Bancorp, Inc.	2,078	103,214
Goldman Sachs Group, Inc.	3,738	2,393,815
HDFC Bank, Ltd. ADR	11,578	702,090
Hilltop Holdings, Inc.	2,170	65,491
Home BancShares, Inc.	3,195	96,457
Huntington Bancshares, Inc.	18,967	326,232
ING Groep NV	73,138	1,217,326
Intesa Sanpaolo SpA	171,496	744,627
JPMorgan Chase & Co.	34,153	9,129,097
KeyCorp	43,304	778,606
Lloyds Banking Group PLC	820,690	630,123
Macquarie Group, Ltd.	4,832	721,415
Mitsubishi UFJ Financial Group, Inc.	103,600	1,311,669
Morgan Stanley	17,112	2,368,814
National Bank of Canada	12,100	1,073,918
OFG Bancorp	2,547	108,782
Pathward Financial, Inc.	917	73,112
Pinnacle Financial Partners, Inc.	978	122,025
Popular, Inc.	2,509	258,277
Prosperity Bancshares, Inc.	1,364	109,120
Skandinaviska Enskilda Banken AB, Class A	45,515	641,618
Societe Generale SA	17,580	568,985
SouthState Corp.	1,145	120,901
Standard Chartered PLC	68,186	920,639
State Street Corp.	1,484	150,804
Sumitomo Mitsui Trust Group, Inc.	17,000	423,462
Truist Financial Corp.	877	41,763
UniCredit SpA	19,978	918,631
United Bankshares, Inc.	2,328	89,628
United Overseas Bank, Ltd.	41,900	1,154,670
Webster Financial Corp.	3,684	221,924
Wells Fargo & Co.	18,447	1,453,624
Western Alliance Bancorp	3,159	277,581
Zions Bancorp NA	1,430	82,740
		40,057,945

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages — 0.9%
Boston Beer Co., Inc., Class A†	120	$ 30,080
Celsius Holdings, Inc.†	3,346	83,583
Coca-Cola Co.	39,108	2,482,576
Constellation Brands, Inc., Class A	629	113,723
Diageo PLC	24,283	727,331
Heineken NV	10,474	727,998
Keurig Dr Pepper, Inc.	54,331	1,744,025
Kirin Holdings Co., Ltd.	17,100	216,179
Monster Beverage Corp.†	1,272	61,959
PepsiCo, Inc.	6,376	960,800
		7,148,254
Biotechnology — 0.7%
ACADIA Pharmaceuticals, Inc.†	1,350	25,191
Akero Therapeutics, Inc.†	2,135	115,461
Alnylam Pharmaceuticals, Inc.†	936	253,946
Amgen, Inc.	553	157,837
Apogee Therapeutics, Inc.†	545	22,541
Argenx SE ADR†	1,167	764,537
Avidity Biosciences, Inc.†	2,030	66,848
BeiGene, Ltd. ADR†	451	101,470
Biogen, Inc.†	756	108,811
Biohaven, Ltd.†	1,529	58,484
Blueprint Medicines Corp.†	1,413	159,005
Cargo Therapeutics, Inc.†	1,684	6,062
Celldex Therapeutics, Inc.†	1,478	36,196
Crinetics Pharmaceuticals, Inc.†	1,364	54,969
Denali Therapeutics, Inc.†	1,332	31,036
Entrada Therapeutics, Inc.†	1,423	19,125
EyePoint Pharmaceuticals, Inc.†	3,235	24,748
Genmab A/S†	1,644	323,877
Gilead Sciences, Inc.	2,153	209,272
Guardant Health, Inc.†	1,013	47,591
Ideaya Biosciences, Inc.†	1,099	26,761
Illumina, Inc.†	977	129,687
Insmed, Inc.†	2,871	219,861
Ionis Pharmaceuticals, Inc.†	1,676	53,464
Kymera Therapeutics, Inc.†	2,252	89,157
Nurix Therapeutics, Inc.†	1,321	26,037
Oruka Therapeutics, Inc.	1,182	15,898
Pliant Therapeutics Inc†	6,073	65,285
Praxis Precision Medicines, Inc.†	715	54,733
Prothena Corp. PLC†	1,748	24,874
Rapport Therapeutics, Inc.†	1,390	22,810
Regeneron Pharmaceuticals, Inc.†	1,571	1,057,252
Relay Therapeutics, Inc.†	6,121	27,361
Replimune Group, Inc.†	5,249	73,381
REVOLUTION Medicines, Inc.†	2,392	102,736
Rexahn Pharmaceuticals, Inc. CVR†(1)	839	0
Rocket Pharmaceuticals, Inc.†	1,785	19,171
Scholar Rock Holding Corp.†	2,157	87,100
Soleno Therapeutics, Inc.†	751	37,723
SpringWorks Therapeutics, Inc.†	1,307	49,012
Ultragenyx Pharmaceutical, Inc.†	1,596	68,676
United Therapeutics Corp.†	64	22,475
Vera Therapeutics, Inc.†	1,327	49,471
Vertex Pharmaceuticals, Inc.†	777	358,725
Wave Life Sciences, Ltd.†	5,257	60,823
Xencor, Inc.†	2,971	54,310
		5,383,790
Security Description	Shares or Principal Amount	Value

Building Materials — 0.5%
Armstrong World Industries, Inc.	905	$ 136,664
AZEK Co., Inc.†	3,092	158,403
Carrier Global Corp.	2,312	151,159
CRH PLC	4,509	446,526
Gibraltar Industries, Inc.†	969	59,468
Griffon Corp.	1,487	112,670
JELD-WEN Holding, Inc.†	3,176	28,330
Johnson Controls International PLC	1,352	105,456
Louisiana-Pacific Corp.	1,207	141,183
Martin Marietta Materials, Inc.	951	517,458
Owens Corning	3,762	694,277
Summit Materials, Inc., Class A†	3,361	175,814
Trane Technologies PLC	2,666	967,091
Trex Co., Inc.†	1,970	143,475
Vulcan Materials Co.	537	147,219
West Fraser Timber Co., Ltd.	1,367	118,628
		4,103,821
Chemicals — 1.7%
Air Liquide SA	6,301	1,098,663
Akzo Nobel NV	8,538	484,966
Asahi Kasei Corp.	22,900	155,335
Axalta Coating Systems, Ltd.†	1,670	60,020
BASF SE	11,099	536,206
CF Industries Holdings, Inc.	1,184	109,177
Covestro AG†	9,228	566,572
Element Solutions, Inc.	4,284	110,570
H.B. Fuller Co.	1,017	64,203
Huntsman Corp.	3,456	58,164
Johnson Matthey PLC	19,968	352,578
Koppers Holdings, Inc.	760	22,618
Linde PLC	9,028	4,027,571
Minerals Technologies, Inc.	768	58,898
Mosaic Co.	20,731	578,187
PPG Industries, Inc.	6,413	739,932
RPM International, Inc.	4,906	621,100
Sherwin-Williams Co.	9,619	3,445,141
Tronox Holdings PLC	2,451	25,172
Umicore SA	16,186	163,075
		13,278,148
Coal — 0.0%
Warrior Met Coal, Inc.	2,024	106,806
Commercial Services — 1.5%
Adyen NV*†	369	598,242
API Group Corp.†	4,761	181,632
Ashtead Group PLC	3,818	249,900
Automatic Data Processing, Inc.	2,324	704,195
Avis Budget Group, Inc.†	333	29,870
Block, Inc.†	4,782	434,301
Booz Allen Hamilton Holding Corp.	2,782	358,878
Bright Horizons Family Solutions, Inc.†	867	106,294
Cintas Corp.	2,118	424,807
CoreCivic, Inc.†	3,268	66,863
Corpay, Inc.†	3,198	1,216,807
Edenred SE	8,841	304,333
Element Fleet Management Corp.	61,337	1,204,921
Equifax, Inc.	460	126,399
Euronet Worldwide, Inc.†	558	54,963
First Advantage Corp.†	3,073	58,018
FTI Consulting, Inc.†	416	81,266
GEO Group, Inc.†	4,992	157,298
Global Payments, Inc.	1,587	179,093

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Grand Canyon Education, Inc.†	496	$ 87,117
Green Dot Corp., Class A†	3,622	32,127
Gusto, Inc.†(1)(2)	775	14,407
GXO Logistics, Inc.†	844	38,360
Huron Consulting Group, Inc.†	413	52,360
Marqeta, Inc., Class A†	12,957	49,884
Matthews International Corp., Class A	1,941	54,329
Moody's Corp.	140	69,922
Morningstar, Inc.	500	164,320
Paylocity Holding Corp.†	1,363	280,124
Payoneer Global, Inc.†	15,657	165,964
PROG Holdings, Inc.	1,133	48,436
Recruit Holdings Co., Ltd.	14,800	1,034,702
Remitly Global, Inc.†	2,990	70,265
S&P Global, Inc.	2,851	1,486,540
Service Corp. International	1,564	122,180
TechnoPro Holdings, Inc.	24,800	495,101
Toast, Inc., Class A†	2,640	108,029
TransUnion	1,929	191,453
Valvoline, Inc.†	1,517	56,296
Verisk Analytics, Inc.	470	135,097
Verra Mobility Corp.†	4,752	125,405
Vestis Corp.	1,073	15,001
WillScot Holdings Corp.†	4,320	160,099
		11,595,598
Computer Graphics — 0.0%
Canva, Inc.†(1)(2)	42	55,586
Computers — 3.7%
Accenture PLC, Class A	6,518	2,509,104
Apple, Inc.	99,401	23,458,636
Crowdstrike Holdings, Inc., Class A†	1,210	481,665
Fortinet, Inc.†	3,800	383,344
Gartner, Inc.†	96	52,112
International Business Machines Corp.	1,088	278,201
Nomura Research Institute, Ltd.	20,600	697,596
Pure Storage, Inc., Class A†	4,077	276,380
Teleperformance SE	2,849	266,200
Western Digital Corp.†	2,054	133,777
Zscaler, Inc.†	1,340	271,470
		28,808,485
Cosmetics/Personal Care — 1.8%
Colgate-Palmolive Co.	34,033	2,950,661
e.l.f. Beauty, Inc.†	1,144	114,297
Estee Lauder Cos., Inc., Class A	581	48,473
Kenvue, Inc.	206,208	4,390,168
L'Oreal SA	2,475	913,648
Perrigo Co. PLC	2,454	61,129
Prestige Consumer Healthcare, Inc.†	638	48,979
Procter & Gamble Co.	16,818	2,791,620
Puig Brands SA, Class B†	12,720	255,369
Unilever PLC	42,506	2,436,587
		14,010,931
Distribution/Wholesale — 0.4%
Bunzl PLC	17,456	745,850
Copart, Inc.†	2,227	129,010
Fastenal Co.	2,042	149,556
Global Industrial Co.	1,442	35,632
Mitsubishi Corp.	29,200	466,514
SiteOne Landscape Supply, Inc.†	1,674	238,210
Security Description	Shares or Principal Amount	Value

Distribution/Wholesale (continued)
Sumitomo Corp.	39,900	$ 860,611
Watsco, Inc.	233	111,512
WESCO International, Inc.	575	106,375
WW Grainger, Inc.	43	45,695
		2,888,965
Diversified Financial Services — 3.6%
Air Lease Corp.	1,660	76,692
Ally Financial, Inc.	2,088	81,369
American Express Co.	12,261	3,892,254
Apollo Global Management, Inc.	1,271	217,316
Ares Management Corp., Class A	2,555	506,452
Blackrock, Inc.	297	319,424
Blue Owl Capital, Inc.	5,992	155,852
Capital One Financial Corp.	658	134,041
Cboe Global Markets, Inc.	399	81,528
Charles Schwab Corp.	51,484	4,258,756
CME Group, Inc.	4,015	949,628
Coinbase Global, Inc., Class A†	1,312	382,225
Intercontinental Exchange, Inc.	7,471	1,194,090
Julius Baer Group, Ltd.	12,966	910,569
Lazard, Inc.	1,328	72,203
LPL Financial Holdings, Inc.	560	205,458
Mastercard, Inc., Class A	6,709	3,726,380
Mitsubishi HC Capital, Inc.	43,100	286,901
Mr. Cooper Group, Inc.†	1,006	104,433
OneMain Holdings, Inc.	3,200	177,728
Piper Sandler Cos.	341	108,145
SLM Corp.	5,134	143,290
StepStone Group, Inc., Class A	2,673	171,286
Synchrony Financial	2,609	179,969
TPG, Inc.	3,256	218,966
Tradeweb Markets, Inc., Class A	2,833	359,508
Virtus Investment Partners, Inc.	571	113,915
Visa, Inc., Class A	25,818	8,824,592
Voya Financial, Inc.	3,656	259,539
Western Union Co.	9,687	99,970
		28,212,479
Electric — 1.9%
Ameren Corp.	29,491	2,778,052
CMS Energy Corp.	15,487	1,022,142
Constellation Energy Corp.	4,692	1,407,506
Dominion Energy, Inc.	456	25,349
Electric Power Development Co., Ltd.	28,500	450,433
Engie SA	67,594	1,114,491
Entergy Corp.	1,549	125,593
Evergy, Inc.	1,142	73,282
Exelon Corp.	36,802	1,472,080
FirstEnergy Corp.	1,284	51,103
IDACORP, Inc.	473	52,002
MGE Energy, Inc.	1,162	104,406
National Grid PLC	91,497	1,112,519
NextEra Energy, Inc.	32,277	2,309,742
Northwestern Energy Group, Inc.	1,606	86,580
OGE Energy Corp.	2,769	116,935
Ormat Technologies, Inc.	1,125	72,169
PG&E Corp.	10,485	164,090
Redeia Corp. SA	22,812	383,844
Southern Co.	1,845	154,888
TXNM Energy, Inc.	678	32,781

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
Vistra Corp.	783	$ 131,568
Xcel Energy, Inc.	27,187	1,826,966
		15,068,521
Electrical Components & Equipment — 0.6%
AMETEK, Inc.	10,854	2,003,214
Belden, Inc.	1,336	155,604
Emerson Electric Co.	874	113,576
Energizer Holdings, Inc.	2,087	70,937
EnerSys	893	86,684
Legrand SA	9,756	998,898
Littelfuse, Inc.	464	110,599
Novanta, Inc.†	862	129,007
Schneider Electric SE	3,293	832,703
		4,501,222
Electronics — 1.5%
ABB, Ltd.	29,436	1,606,665
Amphenol Corp., Class A	27,813	1,968,604
Atkore, Inc.	858	69,876
Atmus Filtration Technologies, Inc.	3,640	152,225
Avnet, Inc.	1,618	83,586
Coherent Corp.†	1,245	112,660
ESCO Technologies, Inc.	790	104,865
Fortive Corp.	2,716	220,892
Honeywell International, Inc.	7,164	1,602,730
Hubbell, Inc.	408	172,588
Keysight Technologies, Inc.†	15,952	2,845,039
Mettler-Toledo International, Inc.†	122	166,462
Murata Manufacturing Co., Ltd.	21,300	336,641
Sensata Technologies Holding PLC	3,682	100,003
TE Connectivity PLC	13,097	1,937,963
TTM Technologies, Inc.†	5,705	140,286
		11,621,085
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	490	82,085
REX American Resources Corp.†	1,027	42,846
Shoals Technologies Group, Inc., Class A†	4,959	23,704
Sunrun, Inc.†	3,361	30,417
		179,052
Engineering & Construction — 0.2%
Comfort Systems USA, Inc.	474	207,019
Dycom Industries, Inc.†	743	140,546
EMCOR Group, Inc.	211	94,541
Shimizu Corp.	29,900	259,311
TopBuild Corp.†	264	90,468
Worley, Ltd.	60,974	545,282
		1,337,167
Entertainment — 0.1%
Churchill Downs, Inc.	604	74,642
Cinemark Holdings, Inc.†	1,542	44,148
DraftKings, Inc., Class A†	4,137	173,547
Flutter Entertainment PLC†	928	247,748
Madison Square Garden Entertainment Corp.†	1,079	39,211
Marriott Vacations Worldwide Corp.	335	29,068
Warner Music Group Corp., Class A	1,578	50,180
		658,544
Environmental Control — 0.4%
Casella Waste Systems, Inc., Class A†	1,170	125,822
Security Description	Shares or Principal Amount	Value

Environmental Control (continued)
Republic Services, Inc.	4,867	$ 1,055,506
Veralto Corp.	653	67,514
Waste Connections, Inc.	7,312	1,343,726
Waste Management, Inc.	656	144,491
		2,737,059
Food — 0.8%
Barry Callebaut AG	155	170,467
Flowers Foods, Inc.	6,925	135,384
Ingredion, Inc.	655	89,368
Lamb Weston Holdings, Inc.	298	17,862
McCormick & Co., Inc.	310	23,941
Mondelez International, Inc., Class A	26,745	1,550,943
Nestle SA	29,385	2,498,548
Post Holdings, Inc.†	781	82,911
Seven & i Holdings Co., Ltd.	73,100	1,159,963
Sprouts Farmers Market, Inc.†	1,579	250,019
Sysco Corp.	388	28,293
		6,007,699
Food Service — 0.2%
Aramark	2,810	109,337
Compass Group PLC	45,336	1,565,398
		1,674,735
Forest Products & Paper — 0.2%
International Paper Co.	27,555	1,532,885
Gas — 0.2%
Atmos Energy Corp.	10,706	1,525,712
ONE Gas, Inc.	1,625	114,790
Southwest Gas Holdings, Inc.	1,606	119,936
		1,760,438
Hand/Machine Tools — 0.1%
Enerpac Tool Group Corp.	2,051	92,685
MSA Safety, Inc.	783	128,984
Stanley Black & Decker, Inc.	8,675	764,007
		985,676
Healthcare-Products — 2.9%
10X Genomics, Inc., Class A†	2,623	39,345
Abbott Laboratories	1,649	210,957
Agilent Technologies, Inc.	1,165	176,521
Alcon AG	6,648	608,689
Alcon, Inc.	2,955	269,171
Avantor, Inc.†	3,270	72,856
Azenta, Inc.†	988	53,401
Boston Scientific Corp.†	3,329	340,756
Cooper Cos., Inc.†	1,521	146,853
Danaher Corp.	12,524	2,789,596
Dentsply Sirona, Inc.	2,904	57,383
Edwards Lifesciences Corp.†	614	44,484
Elekta AB, Series B	52,565	311,290
Enovis Corp.†	1,193	56,047
Envista Holdings Corp.†	1,336	27,415
EssilorLuxottica SA	2,836	779,896
Exact Sciences Corp.†	1,882	105,486
GE HealthCare Technologies, Inc.	10,273	907,106
Globus Medical, Inc., Class A†	701	64,997
Intuitive Surgical, Inc.†	4,307	2,463,087
Koninklijke Philips NV†	40,724	1,121,207
Lantheus Holdings, Inc.†	1,211	112,030
Medtronic PLC	1,078	97,904

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Natera, Inc.†	1,193	$ 211,066
Novocure, Ltd.†	3,086	75,669
Omnicell, Inc.†	625	28,119
Penumbra, Inc.†	821	219,182
PROCEPT BioRobotics Corp.†	1,474	106,865
Pulse Biosciences, Inc.†	1,552	32,483
QuidelOrtho Corp.†	403	17,514
Repligen Corp.†	1,773	294,690
Revvity, Inc.	12,848	1,620,518
Siemens Healthineers AG*	19,723	1,123,658
Sonova Holding AG	1,119	391,617
Stryker Corp.	6,112	2,391,564
Tactile Systems Technology, Inc.†	2,441	42,742
Tandem Diabetes Care, Inc.†	757	28,054
Thermo Fisher Scientific, Inc.	8,287	4,953,554
Zimmer Biomet Holdings, Inc.	2,022	221,369
		22,615,141
Healthcare-Services — 2.1%
BrightSpring Health Services, Inc.†	1,366	32,238
Cigna Group	5,110	1,503,413
Concentra Group Holdings Parent, Inc.	5,532	128,951
Elevance Health, Inc.	7,412	2,932,928
Encompass Health Corp.	1,012	100,461
Ensign Group, Inc.	741	103,488
HCA Healthcare, Inc.	890	293,620
Humana, Inc.	980	287,365
ICON PLC†	210	41,807
Molina Healthcare, Inc.†	2,259	701,216
Oscar Health, Inc., Class A†	1,939	32,187
Pennant Group, Inc.†	1,247	33,008
Quest Diagnostics, Inc.	4,823	786,631
Select Medical Holdings Corp.	4,538	89,263
Tenet Healthcare Corp.†	10,567	1,488,785
UnitedHealth Group, Inc.	13,752	7,460,323
		16,015,684
Home Builders — 0.2%
Cavco Industries, Inc.†	155	78,839
Green Brick Partners, Inc.†	1,808	109,330
Hovnanian Enterprises, Inc., Class A†	337	44,615
KB Home	1,278	85,754
NVR, Inc.†	31	248,502
Persimmon PLC	23,268	363,144
Taylor Morrison Home Corp.†	1,624	104,683
Toll Brothers, Inc.	849	115,303
		1,150,170
Home Furnishings — 0.3%
Panasonic Holdings Corp.	68,900	708,733
Sony Group Corp.	67,100	1,479,726
		2,188,459
Household Products/Wares — 0.1%
Avery Dennison Corp.	4,483	832,627
Clorox Co.	420	66,646
Kimberly-Clark Corp.	802	104,236
		1,003,509
Housewares — 0.0%
Scotts Miracle-Gro Co.	860	61,026
Security Description	Shares or Principal Amount	Value

Insurance — 4.3%
AIA Group, Ltd.	106,000	$ 745,592
Allstate Corp.	9,675	1,860,793
American Financial Group, Inc.	584	79,751
Aon PLC, Class A	1,192	442,017
AXA SA	48,868	1,853,441
Axis Capital Holdings, Ltd.	2,789	253,855
Berkshire Hathaway, Inc., Class B†	11,302	5,296,908
Challenger, Ltd.	47,652	186,331
Chubb, Ltd.	19,048	5,178,770
Definity Financial Corp.	12,828	504,435
Equitable Holdings, Inc.	8,422	458,325
Fidelity National Financial, Inc.	1,289	74,981
Great-West Lifeco, Inc.	21,146	683,697
Hanover Insurance Group, Inc.	1,172	179,421
Hartford Financial Services Group, Inc.	8,413	938,470
Kemper Corp.	1,246	83,706
Mandatum Oyj	59,582	294,333
Markel Group, Inc.†	95	173,734
Marsh & McLennan Cos., Inc.	12,471	2,704,710
Mercury General Corp.	1,915	95,444
MetLife, Inc.	13,289	1,149,631
Muenchener Rueckversicherungs-Gesellschaft AG	4,410	2,389,112
Palomar Holdings, Inc.†	964	103,987
Progressive Corp.	6,488	1,598,903
Reinsurance Group of America, Inc.	360	82,030
RenaissanceRe Holdings, Ltd.	1,561	363,057
Sampo Oyj, Class A	23,063	949,350
Selective Insurance Group, Inc.	1,040	87,495
Storebrand ASA	76,026	893,692
Sun Life Financial, Inc.	3,017	173,981
Tokio Marine Holdings, Inc.	43,600	1,439,999
Travelers Cos., Inc.	4,505	1,104,536
TWFG, Inc.†	928	26,615
Zurich Insurance Group AG	1,550	939,909
		33,391,011
Internet — 6.7%
Airbnb, Inc., Class A†	89	11,674
Alibaba Group Holding, Ltd. ADR	2,438	240,972
Alphabet, Inc., Class A	17,076	3,483,846
Alphabet, Inc., Class C	49,340	10,144,304
Amazon.com, Inc.†	64,145	15,245,984
Booking Holdings, Inc.	339	1,606,033
CyberAgent, Inc.	40,700	304,052
DoorDash, Inc., Class A†	4,620	872,395
Gen Digital, Inc.	7,185	193,348
IAC, Inc.†	642	27,176
LY Corp.	108,900	318,384
Lyft, Inc., Class A†	3,756	50,856
Maplebear, Inc.†	1,862	89,897
Meta Platforms, Inc., Class A	16,418	11,314,957
NAVER Corp.†	3,626	537,352
Netflix, Inc.†	3,723	3,636,477
Okta, Inc.†	782	73,680
Open Lending Corp.†	11,423	69,109
Palo Alto Networks, Inc.†	1,691	311,854
Pinterest, Inc., Class A†	26,743	881,449
Q2 Holdings, Inc.†	820	78,039
Robinhood Markets, Inc., Class A†	4,719	245,152
Sea, Ltd. ADR†	3,406	414,817
Shopify, Inc., Class A†	7,886	921,085
Snap, Inc., Class A†	6,910	78,014
Spotify Technology SA†	198	108,613

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Tencent Holdings, Ltd.	5,400	$ 284,568
Uber Technologies, Inc.†	4,342	290,263
Upwork, Inc.†	6,194	97,617
Ziff Davis, Inc.†	889	47,908
		51,979,875
Iron/Steel — 0.1%
Cleveland-Cliffs, Inc.†	6,815	69,785
Reliance, Inc.	818	236,811
Steel Dynamics, Inc.	1,089	139,610
		446,206
Leisure Time — 0.2%
Acushnet Holdings Corp.	1,052	68,717
Amadeus IT Group SA	10,331	759,453
Norwegian Cruise Line Holdings, Ltd.†	2,024	57,380
Peloton Interactive, Inc., Class A†	4,667	36,169
Planet Fitness, Inc., Class A†	1,200	129,792
Royal Caribbean Cruises, Ltd.	915	243,939
		1,295,450
Lodging — 0.4%
Hilton Worldwide Holdings, Inc.	6,763	1,731,801
Las Vegas Sands Corp.	2,931	134,328
Marcus Corp.	1,378	27,725
Marriott International, Inc., Class A	2,024	588,154
Playa Hotels & Resorts NV†	4,856	59,535
Travel & Leisure Co.	1,080	58,709
Wyndham Hotels & Resorts, Inc.	1,216	127,704
Wynn Resorts, Ltd.	577	50,113
		2,778,069
Machinery-Construction & Mining — 0.5%
Argan, Inc.	511	69,905
BWX Technologies, Inc.	692	78,148
Caterpillar, Inc.	399	148,205
GE Vernova, Inc.	3,195	1,191,352
Mitsubishi Electric Corp.	60,700	999,773
Sandvik AB	36,311	748,178
Vertiv Holdings Co., Class A	3,872	453,101
		3,688,662
Machinery-Diversified — 1.4%
AGCO Corp.	1,485	155,079
Alamo Group, Inc.	652	120,985
Cognex Corp.	3,610	144,039
Deere & Co.	6,988	3,330,201
Dover Corp.	746	151,945
Esab Corp.	2,246	278,145
Graco, Inc.	604	50,839
IDEX Corp.	586	131,446
Ingersoll Rand, Inc.	1,309	122,784
KION Group AG	9,646	360,322
Middleby Corp.†	469	80,265
Mueller Water Products, Inc., Class A	6,049	139,127
Omron Corp.	8,500	279,899
Otis Worldwide Corp.	4,033	384,829
Rockwell Automation, Inc.	7,004	1,950,124
SMC Corp.	700	264,036
Tennant Co.	1,070	91,506
THK Co., Ltd.	14,600	362,421
Toro Co.	2,274	189,356
Security Description	Shares or Principal Amount	Value

Machinery-Diversified (continued)
Westinghouse Air Brake Technologies Corp.	9,220	$ 1,917,022
Xylem, Inc.	338	41,925
		10,546,295
Media — 0.2%
Charter Communications, Inc., Class A†	730	252,208
Comcast Corp., Class A	17,665	594,604
Endeavor Group Holdings, Inc., Class A	2,893	88,468
Liberty Broadband Corp., Class C†	1,368	104,871
Liberty Global, Ltd., Class C†	2,158	25,313
Liberty Media Corp.-Liberty Formula One, Class C†	2,564	245,375
Nexstar Media Group, Inc.	577	88,408
Scholastic Corp.	1,647	31,968
Sinclair, Inc.	1,451	21,257
Sphere Entertainment Co.†	1,791	83,461
TEGNA, Inc.	1,366	24,888
Walt Disney Co.	1,952	220,693
		1,781,514
Metal Fabricate/Hardware — 0.2%
Prysmian SpA	20,410	1,420,268
RBC Bearings, Inc.†	573	199,834
Timken Co.	1,191	95,601
Xometry, Inc., Class A†	1,729	57,420
		1,773,123
Mining — 0.5%
Antofagasta PLC	36,123	770,042
BHP Group, Ltd. (ASX)	16,753	412,322
BHP Group, Ltd. (LSE)	25,767	635,336
Franco-Nevada Corp.	6,332	860,899
Freeport-McMoRan, Inc.	17,395	623,611
Ivanhoe Electric, Inc.†	8,166	48,343
MP Materials Corp.†	5,197	114,126
Royal Gold, Inc.	557	77,880
South32, Ltd.	97,409	203,016
Southern Copper Corp.	311	28,494
Uranium Energy Corp.†	14,149	99,892
		3,873,961
Miscellaneous Manufacturing — 0.7%
Carlisle Cos., Inc.	343	133,585
Fabrinet†	715	154,590
Illinois Tool Works, Inc.	1,523	394,701
JBT Marel Corp.	561	74,613
Largan Precision Co., Ltd.	3,000	248,840
Parker-Hannifin Corp.	1,215	859,066
Siemens AG	16,983	3,652,711
Teledyne Technologies, Inc.†	428	218,849
		5,736,955
Office Furnishings — 0.0%
Steelcase, Inc., Class A	5,019	57,618
Office/Business Equipment — 0.0%
Pitney Bowes, Inc.	3,209	28,592
Zebra Technologies Corp., Class A†	472	184,996
		213,588
Oil & Gas — 2.7%
Chevron Corp.	8,413	1,255,135
ConocoPhillips	31,232	3,086,659
DCC PLC	8,223	569,339
Diamondback Energy, Inc.	5,879	966,272
EOG Resources, Inc.	7,567	951,853

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
EQT Corp.	32,212	$ 1,646,677
Equinor ASA	54,388	1,308,674
Expand Energy Corp.	4,415	448,564
Exxon Mobil Corp.	37,396	3,995,015
Hess Corp.	317	44,073
HF Sinclair Corp.	2,121	76,526
Magnolia Oil & Gas Corp., Class A	2,271	53,823
Marathon Petroleum Corp.	1,177	171,501
Noble Corp. PLC	3,070	98,393
Permian Resources Corp.	12,502	183,154
Phillips 66	5,763	679,285
Range Resources Corp.	41,541	1,538,679
Shell PLC ADR	18,905	1,244,894
SM Energy Co.	1,776	67,417
Suncor Energy, Inc.	1,320	49,579
Texas Pacific Land Corp.	47	60,967
TotalEnergies SE	29,597	1,719,168
Valero Energy Corp.	1,222	162,526
Viper Energy, Inc.	2,708	127,005
Weatherford International PLC	1,307	82,276
		20,587,454
Oil & Gas Services — 0.4%
Atlas Energy Solutions, Inc.	3,770	86,559
Expro Group Holdings NV†	6,394	80,756
Kodiak Gas Services, Inc.	529	24,747
Schlumberger NV	66,856	2,692,960
TechnipFMC PLC	18,801	564,970
		3,449,992
Packaging & Containers — 0.1%
Ball Corp.	361	20,108
Crown Holdings, Inc.	1,276	112,109
Greif, Inc., Class B	625	39,606
Packaging Corp. of America	587	124,831
Sonoco Products Co.	2,359	112,383
Stora Enso Oyj, Class R	36,539	402,764
		811,801
Pharmaceuticals — 4.3%
AbbVie, Inc.	9,846	1,810,679
Agios Pharmaceuticals, Inc.†	860	29,575
Alkermes PLC†	3,158	99,572
Arvinas, Inc.†	4,385	77,220
Astellas Pharma, Inc.	47,100	458,611
AstraZeneca PLC ADR	74,920	5,301,339
Bayer AG	13,807	309,752
Becton Dickinson & Co.	11,137	2,757,521
Bristol-Myers Squibb Co.	1,130	66,614
Cencora, Inc.	7,853	1,996,311
Chugai Pharmaceutical Co., Ltd.	14,300	617,732
CVS Health Corp.	2,901	163,849
Elanco Animal Health, Inc.†	10,541	126,808
Eli Lilly & Co.	9,341	7,576,298
Johnson & Johnson	3,552	540,437
Madrigal Pharmaceuticals, Inc.†	262	87,718
McKesson Corp.	2,727	1,621,883
Merck & Co., Inc.	4,306	425,519
Neurocrine Biosciences, Inc.†	1,068	162,144
Novartis AG	16,411	1,719,969
Novo Nordisk A/S, Class B	18,422	1,555,172
Option Care Health, Inc.†	2,538	78,475
Pfizer, Inc.	6,635	175,960
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Roche Holding AG	6,324	$ 1,985,771
Sanofi ADR	1,456	79,119
Sanofi SA	18,661	2,024,166
Shionogi & Co., Ltd.	16,100	236,973
Vaxcyte, Inc.†	1,326	117,112
Viatris, Inc.	12,083	136,296
Zoetis, Inc.	3,543	605,499
		32,944,094
Pipelines — 0.2%
Cheniere Energy, Inc.	1,243	277,997
Targa Resources Corp.	1,005	197,784
Williams Cos., Inc.	15,920	882,446
		1,358,227
Private Equity — 0.3%
Blackstone, Inc.	569	100,776
Bridgepoint Group PLC*	101,605	469,743
Brookfield Corp.	15,551	950,811
CVC Capital Partners PLC*†	26,081	612,892
KKR & Co., Inc.	1,977	330,297
		2,464,519
Real Estate — 0.2%
CBRE Group, Inc., Class A†	724	104,792
CoStar Group, Inc.†	690	52,854
Howard Hughes Holdings, Inc.†	701	53,535
Jones Lang LaSalle, Inc.†	426	120,473
Mitsui Fudosan Co., Ltd.	112,800	1,018,390
Seaport Entertainment Group, Inc.†	77	2,049
Transcontinental Realty Investors, Inc.†	1,179	30,465
		1,382,558
REITS — 1.4%
Acadia Realty Trust	7,413	170,796
American Homes 4 Rent, Class A	4,045	140,078
American Tower Corp.	5,916	1,094,164
Americold Realty Trust, Inc.	1,909	41,712
Annaly Capital Management, Inc.	42,390	865,180
Apple Hospitality REIT, Inc.	5,991	92,501
AvalonBay Communities, Inc.	336	74,427
Camden Property Trust	187	21,264
CubeSmart	4,913	204,872
Douglas Emmett, Inc.	6,141	112,749
EastGroup Properties, Inc.	389	65,982
Equinix, Inc.	378	345,364
Equity LifeStyle Properties, Inc.	6,321	413,709
Equity Residential	17,908	1,264,842
Essex Property Trust, Inc.	527	149,968
Great Portland Estates PLC	35,954	128,287
Healthcare Realty Trust, Inc.	4,158	69,647
Kilroy Realty Corp.	2,711	105,783
Kimco Realty Corp.	2,861	64,229
Lamar Advertising Co., Class A	1,177	148,796
Lineage, Inc.	923	55,380
LTC Properties, Inc.	836	28,758
NNN REIT, Inc.	2,393	94,260
Omega Healthcare Investors, Inc.	2,114	78,345
Orchid Island Capital, Inc.	3,845	32,106
Outfront Media, Inc.	2,419	44,510
Pebblebrook Hotel Trust	3,305	43,395
Prologis, Inc.	2,616	311,958
Public Storage	4,212	1,257,198
Rayonier, Inc.	3,042	79,518

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Regency Centers Corp.	822	$ 59,053
Rexford Industrial Realty, Inc.	15,882	645,762
Rithm Capital Corp.	9,791	112,694
Scentre Group	327,076	744,429
Segro PLC	27,858	247,228
Simon Property Group, Inc.	448	77,889
Starwood Property Trust, Inc.	3,507	67,860
Summit Hotel Properties, Inc.	4,227	28,363
Sun Communities, Inc.	1,986	251,229
Terreno Realty Corp.	1,692	110,691
VICI Properties, Inc.	18,285	544,344
Vornado Realty Trust	2,238	96,816
Welltower, Inc.	3,657	499,107
WP Carey, Inc.	1,782	99,632
		11,184,875
Retail — 4.5%
Advance Auto Parts, Inc.	2,350	113,975
AutoZone, Inc.†	478	1,601,400
Bath & Body Works, Inc.	4,900	184,289
BJ's Wholesale Club Holdings, Inc.†	2,103	208,302
Brinker International, Inc.†	651	118,462
Burlington Stores, Inc.†	1,338	379,898
Caleres, Inc.	2,242	41,096
Carvana Co.†	10,951	2,710,153
Casey's General Stores, Inc.	525	221,429
Cava Group, Inc.†	1,226	165,571
Chipotle Mexican Grill, Inc.†	20,977	1,224,008
Cie Financiere Richemont SA, Class A	4,549	872,014
Citi Trends, Inc.†	907	23,491
Costco Wholesale Corp.	1,722	1,687,353
Dick's Sporting Goods, Inc.	631	151,472
Dollar General Corp.	1,312	93,231
Dollar Tree, Inc.†	4,372	320,686
Domino's Pizza, Inc.	114	51,200
Ferguson Enterprises, Inc.	7,021	1,271,643
Five Below, Inc.†	764	71,648
Floor & Decor Holdings, Inc., Class A†	1,573	157,457
Freshpet, Inc.†	526	84,134
GameStop Corp., Class A†	1,169	31,446
Home Depot, Inc.	9,221	3,798,868
Isetan Mitsukoshi Holdings, Ltd.	35,300	608,316
Jack in the Box, Inc.	667	26,140
Kingfisher PLC	238,669	726,357
Kohl's Corp.	2,636	34,822
La-Z-Boy, Inc.	1,453	68,582
Lowe's Cos., Inc.	1,189	309,188
Lululemon Athletica, Inc.†	1,145	474,259
McDonald's Corp.	12,425	3,587,097
Moncler SpA	11,006	691,777
MSC Industrial Direct Co., Inc., Class A	1,367	109,920
Next PLC	7,629	939,128
ODP Corp.†	1,161	26,239
Ollie's Bargain Outlet Holdings, Inc.†	942	105,042
O'Reilly Automotive, Inc.†	176	227,818
Patrick Industries, Inc.	946	91,894
Penske Automotive Group, Inc.	273	45,217
RH†	315	132,020
Ross Stores, Inc.	22,844	3,439,393
Starbucks Corp.	854	91,959
Target Corp.	3,914	539,780
TJX Cos., Inc.	5,824	726,777
Security Description	Shares or Principal Amount	Value

Retail (continued)
Tractor Supply Co.	19,928	$ 1,083,286
Ulta Beauty, Inc.†	125	51,519
Walmart, Inc.	40,101	3,936,314
Welcia Holdings Co., Ltd.	9,500	136,601
Wendy's Co.	3,041	45,098
Wingstop, Inc.	739	220,148
Yum! Brands, Inc.	4,353	568,066
		34,625,983
Savings & Loans — 0.0%
Capitol Federal Financial, Inc.	10,337	61,505
Flagstar Financial, Inc.	4,624	54,702
Pacific Premier Bancorp, Inc.	2,784	72,105
TFS Financial Corp.	3,140	43,081
WSFS Financial Corp.	1,412	79,072
		310,465
Semiconductors — 6.5%
Advanced Micro Devices, Inc.†	2,533	293,701
Amkor Technology, Inc.	2,223	54,708
Analog Devices, Inc.	11,143	2,361,090
Applied Materials, Inc.	7,734	1,394,827
ASML Holding NV (NASDAQ)	1,201	887,911
ASML Holding NV (XAMS)	2,963	2,198,067
BE Semiconductor Industries NV	2,767	356,697
Broadcom, Inc.	32,679	7,230,882
Entegris, Inc.	2,156	218,920
Hamamatsu Photonics KK	22,900	282,268
Impinj, Inc.†	479	60,780
KLA Corp.	3,031	2,237,606
Lam Research Corp.	2,869	232,533
Lattice Semiconductor Corp.†	2,091	119,229
MACOM Technology Solutions Holdings, Inc.†	820	108,445
Marvell Technology, Inc.	9,511	1,073,412
MaxLinear, Inc.†	1,978	35,327
Microchip Technology, Inc.	9,055	491,687
Micron Technology, Inc.	8,450	770,978
MKS Instruments, Inc.	1,526	172,865
Monolithic Power Systems, Inc.	860	548,138
NVIDIA Corp.	151,543	18,195,768
NXP Semiconductors NV	4,639	967,464
QUALCOMM, Inc.	6,859	1,186,127
Rambus, Inc.†	1,788	110,177
Renesas Electronics Corp.†	30,200	406,650
Samsung Electronics Co., Ltd.	21,202	756,208
Taiwan Semiconductor Manufacturing Co., Ltd.	90,000	3,057,989
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,694	982,548
Texas Instruments, Inc.	14,633	2,701,398
Tokyo Electron, Ltd.	4,000	679,124
Wolfspeed, Inc.†	7,303	44,767
		50,218,291
Software — 6.6%
Adobe, Inc.†	934	408,578
Alignment Healthcare, Inc.†	2,280	35,089
Appfolio, Inc., Class A†	424	99,178
AppLovin Corp., Class A†	1,813	670,067
Asana, Inc., Class A†	1,020	21,767
Asure Software, Inc.†	4,795	56,677
Atlassian Corp., Class A†	1,648	505,573
Autodesk, Inc.†	491	152,868
Bandwidth, Inc., Class A†	1,378	24,487
BILL Holdings, Inc.†	4,080	394,822
Braze, Inc., Class A†	2,692	123,778

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Broadridge Financial Solutions, Inc.	5,700	$ 1,357,854
Cadence Design Systems, Inc.†	1,021	303,870
CCC Intelligent Solutions Holdings, Inc.†	8,325	92,491
Cloudflare, Inc., Class A†	2,195	303,788
CommVault Systems, Inc.†	382	60,837
Confluent, Inc., Class A†	7,170	212,806
CSG Systems International, Inc.	859	50,501
Datadog, Inc., Class A†	3,878	553,429
Descartes Systems Group, Inc.†	253	29,305
DocuSign, Inc.†	2,643	255,657
Duolingo, Inc.†	554	201,650
Dynatrace, Inc.†	5,829	336,625
Electronic Arts, Inc.	284	34,906
Evolent Health, Inc., Class A†	1,796	18,768
Fair Isaac Corp.†	84	157,379
Fiserv, Inc.†	16,088	3,475,652
Five9, Inc.†	715	29,308
HubSpot, Inc.†	607	473,175
Ibotta, Inc., Class A†	649	47,053
Intuit, Inc.	2,263	1,361,217
Manhattan Associates, Inc.†	400	83,436
Microsoft Corp.	62,231	25,829,599
MicroStrategy, Inc., Class A†	1,270	425,183
Monday.com, Ltd.†	510	130,285
MongoDB, Inc.†	592	161,805
MSCI, Inc.	41	24,468
Nutanix, Inc., Class A†	3,734	256,769
Oracle Corp.	3,540	602,012
Phreesia, Inc.†	1,324	37,681
Procore Technologies, Inc.†	1,810	144,004
RingCentral, Inc., Class A†	1,540	53,623
ROBLOX Corp., Class A†	2,648	188,193
Roper Technologies, Inc.	4,414	2,540,919
Salesforce, Inc.	3,038	1,038,085
Samsara, Inc., Class A†	4,215	217,072
SAP SE	8,429	2,342,261
ServiceNow, Inc.†	2,678	2,727,222
Snowflake, Inc., Class A†	2,922	530,372
SS&C Technologies Holdings, Inc.	3,099	250,864
Synopsys, Inc.†	1,987	1,044,129
Twilio, Inc., Class A†	1,019	149,365
Veeva Systems, Inc., Class A†	1,255	292,741
Workiva, Inc.†	594	58,343
Zoom Communications, Inc.†	1,433	124,585
ZoomInfo Technologies, Inc.†	2,005	20,631
		51,122,802
Telecommunications — 1.1%
A10 Networks, Inc.	3,677	72,106
Arista Networks, Inc.†	1,464	168,697
AT&T, Inc.	8,772	208,159
BT Group PLC	427,823	750,863
Ciena Corp.†	2,583	225,083
Cisco Systems, Inc.	6,386	386,992
Infinera Corp.†	2,973	19,681
Iridium Communications, Inc.	2,638	75,842
KDDI Corp.	14,400	480,354
KT Corp.	19,346	638,465
Nippon Telegraph & Telephone Corp.	633,500	622,956
Telefonaktiebolaget LM Ericsson, Class B	97,603	735,564
Telephone & Data Systems, Inc.	2,246	79,396
T-Mobile US, Inc.	18,106	4,218,155
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
Ubiquiti, Inc.	160	$ 64,566
United States Cellular Corp.†	416	26,125
		8,773,004
Textiles — 0.0%
UniFirst Corp.	409	87,657
Toys/Games/Hobbies — 0.0%
Mattel, Inc.†	4,989	92,995
Transportation — 1.2%
Canadian National Railway Co.	224	23,561
CryoPort, Inc.†	3,231	24,362
CSX Corp.	31,875	1,047,731
FedEx Corp.	416	110,186
Hub Group, Inc., Class A	1,461	65,175
Knight-Swift Transportation Holdings, Inc.	741	42,304
Landstar System, Inc.	582	95,832
Norfolk Southern Corp.	8,408	2,146,562
Old Dominion Freight Line, Inc.	12,323	2,287,272
RXO, Inc.†	753	19,314
Saia, Inc.†	753	361,523
Union Pacific Corp.	10,565	2,617,901
XPO, Inc.†	753	100,654
		8,942,377
Water — 0.0%
Essential Utilities, Inc.	2,440	86,571
Total Common Stocks (cost $474,660,775)		626,417,903
CONVERTIBLE PREFERRED STOCKS — 0.0%
Commercial Services — 0.0%
Gusto, Inc. Series E†(1)(2)	1,028	19,110
Computer Graphics — 0.0%
Canva, Inc. Series A†(1)(2)	2	2,647
Software — 0.0%
Databricks, Inc. Series G †(1)(2)	300	27,750
Databricks, Inc. Series H†(1)(2)	858	79,365
		107,115
Total Convertible Preferred Stocks (cost $115,442)		128,872
CORPORATE BONDS & NOTES — 5.9%
Aerospace/Defense — 0.1%
General Dynamics Corp.
2.25%, 06/01/2031	$ 250,000	214,975
L3Harris Technologies, Inc.
5.05%, 06/01/2029	110,000	110,604
Lockheed Martin Corp.
4.70%, 05/15/2046	25,000	22,238
Northrop Grumman Corp.
3.85%, 04/15/2045	50,000	39,153
		386,970
Agriculture — 0.1%
Altria Group, Inc.
2.35%, 05/06/2025	115,000	114,304
5.80%, 02/14/2039	60,000	59,604

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Agriculture (continued)
BAT Capital Corp.
4.39%, 08/15/2037	$ 240,000	$ 208,052
		381,960
Airlines — 0.0%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	109,599	100,482
United Airlines Pass-Through Trust
4.15%, 02/25/2033	78,281	74,487
		174,969
Auto Manufacturers — 0.3%
American Honda Finance Corp.
4.90%, 03/12/2027	245,000	246,159
5.65%, 11/15/2028	150,000	154,363
Cummins, Inc.
4.90%, 02/20/2029	30,000	30,212
Daimler Truck Finance North America LLC
3.65%, 04/07/2027*	165,000	161,110
General Motors Co.
4.00%, 04/01/2025	150,000	149,847
General Motors Financial Co., Inc.
2.40%, 04/10/2028	300,000	276,938
Hyundai Capital America
1.30%, 01/08/2026*	80,000	77,495
1.80%, 10/15/2025*	50,000	48,922
2.00%, 06/15/2028*	260,000	235,847
Mercedes-Benz Finance North America LLC
4.80%, 03/30/2026*	165,000	165,324
PACCAR Financial Corp.
1.10%, 05/11/2026	175,000	167,866
Toyota Motor Credit Corp.
4.80%, 01/05/2026	260,000	260,925
Volkswagen Group of America Finance LLC
3.35%, 05/13/2025*	200,000	199,196
4.95%, 08/15/2029*	200,000	196,496
		2,370,700
Auto Parts & Equipment — 0.0%
Magna International, Inc.
5.50%, 03/21/2033	180,000	182,253
Banks — 1.3%
Banco Santander SA
3.49%, 05/28/2030	200,000	183,214
Bank of America Corp.
2.30%, 07/21/2032	220,000	185,113
2.59%, 04/29/2031	150,000	132,943
2.65%, 03/11/2032	200,000	173,534
2.68%, 06/19/2041	100,000	69,997
3.50%, 04/19/2026	75,000	74,065
4.33%, 03/15/2050	380,000	313,500
Barclays PLC
2.28%, 11/24/2027	200,000	190,952
2.85%, 05/07/2026	225,000	223,756
BNP Paribas SA
2.22%, 06/09/2026*	215,000	212,942
2.87%, 04/19/2032*	200,000	172,205
Citigroup, Inc.
3.11%, 04/08/2026	150,000	149,546
3.89%, 01/10/2028	100,000	98,363
4.65%, 07/23/2048	25,000	21,558
Security Description	Shares or Principal Amount	Value

Banks (continued)
Danske Bank A/S
5.71%, 03/01/2030*	$ 200,000	$ 203,902
Fifth Third Bancorp
6.34%, 07/27/2029	40,000	41,620
Goldman Sachs Group, Inc.
2.60%, 02/07/2030	150,000	133,892
3.80%, 03/15/2030	125,000	117,961
4.41%, 04/23/2039	275,000	243,543
HSBC Holdings PLC
5.72%, 03/04/2035	200,000	202,833
7.40%, 11/13/2034	200,000	218,464
ING Groep NV
6.11%, 09/11/2034	200,000	207,599
JPMorgan Chase & Co.
1.58%, 04/22/2027	75,000	72,232
2.52%, 04/22/2031	150,000	132,693
2.96%, 05/13/2031	440,000	395,829
3.78%, 02/01/2028	100,000	98,124
3.90%, 01/23/2049	100,000	77,722
Mitsubishi UFJ Financial Group, Inc.
1.54%, 07/20/2027	220,000	210,069
2.19%, 02/25/2025	200,000	199,708
Morgan Stanley
2.19%, 04/28/2026	150,000	149,074
3.13%, 07/27/2026	100,000	97,923
3.62%, 04/01/2031	150,000	140,029
5.66%, 04/18/2030	255,000	260,368
Royal Bank of Canada
2.30%, 11/03/2031	385,000	325,863
Santander Holdings USA, Inc.
2.49%, 01/06/2028	135,000	128,647
6.34%, 05/31/2035	130,000	133,049
6.50%, 03/09/2029	70,000	72,351
Santander UK Group Holdings PLC
1.67%, 06/14/2027	300,000	286,509
Skandinaviska Enskilda Banken AB
5.13%, 03/05/2027*	250,000	252,706
Societe Generale SA
6.07%, 01/19/2035*	200,000	200,135
Standard Chartered PLC
2.61%, 01/12/2028*	200,000	190,980
State Street Corp.
5.16%, 05/18/2034	160,000	158,943
Sumitomo Mitsui Financial Group, Inc.
5.46%, 01/13/2026	200,000	201,639
Svenska Handelsbanken AB
1.42%, 06/11/2027*	250,000	238,883
Toronto-Dominion Bank
1.15%, 06/12/2025	280,000	276,659
4.99%, 04/05/2029	130,000	130,116
Truist Financial Corp.
1.95%, 06/05/2030	95,000	81,436
UBS Group AG
1.36%, 01/30/2027*	260,000	251,261
3.18%, 02/11/2043*	200,000	145,504
4.19%, 04/01/2031*	250,000	238,634
Wells Fargo & Co.
2.39%, 06/02/2028	175,000	165,434
3.07%, 04/30/2041	510,000	375,436
3.58%, 05/22/2028	85,000	82,580
5.71%, 04/22/2028	165,000	167,724

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Westpac New Zealand, Ltd.
5.20%, 02/28/2029*	$ 200,000	$ 202,055
		9,711,817
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/2030	150,000	140,821
Coca-Cola Europacific Partners PLC
1.50%, 01/15/2027*	200,000	187,626
JDE Peet's NV
1.38%, 01/15/2027*	260,000	242,872
		571,319
Biotechnology — 0.1%
Amgen, Inc.
2.60%, 08/19/2026	225,000	218,340
5.15%, 03/02/2028	145,000	146,639
Biogen, Inc.
2.25%, 05/01/2030	85,000	74,024
		439,003
Building Materials — 0.1%
CRH America Finance, Inc.
5.50%, 01/09/2035	320,000	321,980
Martin Marietta Materials, Inc.
2.40%, 07/15/2031	340,000	290,515
4.25%, 12/15/2047	50,000	40,498
Mohawk Industries, Inc.
5.85%, 09/18/2028	120,000	123,718
Owens Corning
5.70%, 06/15/2034	90,000	91,704
		868,415
Chemicals — 0.1%
Ecolab, Inc.
2.75%, 08/18/2055	240,000	140,866
LYB International Finance II BV
3.50%, 03/02/2027	50,000	48,761
Sherwin-Williams Co.
4.80%, 09/01/2031	255,000	251,701
		441,328
Commercial Services — 0.1%
Experian Finance PLC
2.75%, 03/08/2030*	200,000	180,018
Georgetown University
4.32%, 04/01/2049	50,000	41,795
Leland Stanford Junior University
1.29%, 06/01/2027	70,000	65,081
Moody's Corp.
2.00%, 08/19/2031	205,000	170,918
RELX Capital, Inc.
3.00%, 05/22/2030	50,000	45,711
Transurban Finance Co. Pty., Ltd.
2.45%, 03/16/2031*	100,000	85,343
University of Southern California
2.95%, 10/01/2051	400,000	261,156
		850,022
Computers — 0.0%
Apple, Inc.
1.70%, 08/05/2031	215,000	179,931
Security Description	Shares or Principal Amount	Value

Computers (continued)
3.25%, 02/23/2026	$ 100,000	$ 98,931
3.75%, 09/12/2047	50,000	39,335
		318,197
Diversified Financial Services — 0.2%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
2.45%, 10/29/2026	150,000	144,020
Ally Financial, Inc.
2.20%, 11/02/2028	245,000	220,548
American Express Co.
4.90%, 02/13/2026	290,000	291,177
6.49%, 10/30/2031	250,000	267,626
Avolon Holdings Funding, Ltd.
6.38%, 05/04/2028*	105,000	108,350
BlackRock Funding, Inc.
4.70%, 03/14/2029	70,000	70,306
Capital One Financial Corp.
2.36%, 07/29/2032	190,000	155,495
6.05%, 02/01/2035	65,000	66,441
Intercontinental Exchange, Inc.
5.25%, 06/15/2031	135,000	136,769
		1,460,732
Electric — 0.4%
AEP Texas, Inc.
3.45%, 01/15/2050	90,000	60,485
AEP Transmission Co. LLC
2.75%, 08/15/2051	175,000	105,453
Alabama Power Co.
3.13%, 07/15/2051	250,000	163,213
Ameren Corp.
5.70%, 12/01/2026	245,000	248,976
American Electric Power Co., Inc.
5.20%, 01/15/2029	115,000	115,648
Appalachian Power Co.
4.40%, 05/15/2044	50,000	40,743
Berkshire Hathaway Energy Co.
3.80%, 07/15/2048	25,000	18,591
Commonwealth Edison Co.
4.35%, 11/15/2045	25,000	20,897
DTE Energy Co.
4.95%, 07/01/2027	25,000	25,101
5.10%, 03/01/2029	225,000	225,742
Duke Energy Carolinas LLC
3.45%, 04/15/2051	300,000	205,925
Duke Energy Corp.
2.65%, 09/01/2026	50,000	48,500
Enel Finance International NV
2.13%, 07/12/2028*	200,000	182,127
Engie SA
5.63%, 04/10/2034*	200,000	200,456
Eversource Energy
3.30%, 01/15/2028	30,000	28,714
Exelon Corp.
3.40%, 04/15/2026	125,000	123,116
5.15%, 03/15/2029	55,000	55,397
FirstEnergy Transmission LLC
5.00%, 01/15/2035	100,000	96,537
Florida Power & Light Co.
4.13%, 06/01/2048	25,000	20,059
Metropolitan Edison Co.
4.30%, 01/15/2029*	100,000	97,506

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Mississippi Power Co.
3.95%, 03/30/2028	$ 30,000	$ 29,335
NextEra Energy Capital Holdings, Inc.
2.44%, 01/15/2032	220,000	183,575
5.75%, 09/01/2025	60,000	60,317
Oncor Electric Delivery Co. LLC
4.10%, 11/15/2048	50,000	39,298
Pacific Gas & Electric Co.
2.10%, 08/01/2027	55,000	50,850
San Diego Gas & Electric Co.
4.10%, 06/15/2049	55,000	42,723
Sempra
3.30%, 04/01/2025	130,000	129,677
Southern California Edison Co.
5.15%, 06/01/2029	90,000	88,929
5.88%, 12/01/2053	200,000	187,732
Southern Co.
4.40%, 07/01/2046	25,000	20,608
5.70%, 03/15/2034	125,000	127,283
		3,043,513
Electronics — 0.1%
Amphenol Corp.
2.20%, 09/15/2031	75,000	63,075
4.75%, 03/30/2026	25,000	25,021
5.05%, 04/05/2029	80,000	80,630
Honeywell International, Inc.
1.10%, 03/01/2027	250,000	233,574
		402,300
Environmental Control — 0.1%
Republic Services, Inc.
2.38%, 03/15/2033	315,000	256,305
3.38%, 11/15/2027	30,000	29,047
Waste Connections, Inc.
2.20%, 01/15/2032	145,000	120,265
3.20%, 06/01/2032	135,000	118,816
Waste Management, Inc.
4.88%, 02/15/2034	200,000	196,712
		721,145
Food — 0.0%
Mondelez International Holdings Netherlands BV
4.25%, 09/15/2025*	200,000	199,477
Tyson Foods, Inc.
5.10%, 09/28/2048	25,000	22,174
		221,651
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA
4.20%, 01/29/2030*	200,000	187,241
Gas — 0.1%
Boston Gas Co.
5.84%, 01/10/2035*	25,000	25,305
NiSource, Inc.
1.70%, 02/15/2031	90,000	74,194
3.95%, 03/30/2048	115,000	87,914
5.35%, 04/01/2034	150,000	148,957
Southern California Gas Co.
4.13%, 06/01/2048	25,000	19,485
		355,855
Security Description	Shares or Principal Amount	Value

Healthcare-Products — 0.1%
Alcon Finance Corp.
2.60%, 05/27/2030*	$ 200,000	$ 177,533
Baxter International, Inc.
1.92%, 02/01/2027	225,000	212,958
Revvity, Inc.
1.90%, 09/15/2028	210,000	189,150
Solventum Corp.
5.40%, 03/01/2029	150,000	151,604
Thermo Fisher Scientific, Inc.
2.80%, 10/15/2041	150,000	106,143
		837,388
Healthcare-Services — 0.3%
Banner Health
1.90%, 01/01/2031	50,000	42,233
Centra Health, Inc.
4.70%, 01/01/2048	45,000	36,354
Cigna Corp.
3.25%, 04/15/2025	50,000	49,873
Cigna Group
3.88%, 10/15/2047	50,000	36,796
4.80%, 07/15/2046	25,000	21,353
CommonSpirit Health
2.78%, 10/01/2030	55,000	48,773
3.91%, 10/01/2050	305,000	225,993
Elevance Health, Inc.
4.55%, 03/01/2048	115,000	94,647
HCA, Inc.
4.13%, 06/15/2029	65,000	62,332
4.38%, 03/15/2042	65,000	53,331
5.45%, 09/15/2034	95,000	93,060
Health Care Service Corp.
5.45%, 06/15/2034*	90,000	89,838
Humana, Inc.
2.15%, 02/03/2032	100,000	80,713
3.70%, 03/23/2029	45,000	42,690
5.38%, 04/15/2031	70,000	69,906
5.95%, 03/15/2034	125,000	126,802
Icon Investments Six DAC
5.85%, 05/08/2029	200,000	204,507
MedStar Health, Inc.
3.63%, 08/15/2049	130,000	93,676
Stanford Health Care
3.80%, 11/15/2048	10,000	7,693
UnitedHealth Group, Inc.
2.00%, 05/15/2030	35,000	30,322
2.90%, 05/15/2050	150,000	93,595
4.63%, 11/15/2041	25,000	22,106
4.75%, 07/15/2045	75,000	66,190
5.38%, 04/15/2054	180,000	168,468
West Virginia United Health System Obligated Group
4.92%, 06/01/2048	50,000	43,234
		1,904,485
Insurance — 0.3%
Aflac, Inc.
4.75%, 01/15/2049	55,000	47,753
Arthur J Gallagher & Co.
4.85%, 12/15/2029	35,000	34,750
Athene Global Funding
4.86%, 08/27/2026*	265,000	264,933
Brighthouse Financial Global Funding
1.55%, 05/24/2026*	105,000	100,521

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
2.00%, 06/28/2028*	$ 340,000	$ 305,554
Chubb INA Holdings, Inc.
2.85%, 12/15/2051	300,000	187,769
CNO Global Funding
2.65%, 01/06/2029*	315,000	287,452
Equitable Financial Life Global Funding
1.40%, 07/07/2025*	55,000	54,275
Fidelity National Financial, Inc.
4.50%, 08/15/2028	55,000	54,057
Jackson National Life Global Funding
4.90%, 01/13/2027*	265,000	265,211
Liberty Mutual Group, Inc.
4.50%, 06/15/2049*	80,000	58,831
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030	35,000	30,296
MassMutual Global Funding II
5.10%, 04/09/2027*	250,000	252,881
Principal Financial Group, Inc.
2.13%, 06/15/2030	125,000	108,141
3.70%, 05/15/2029	25,000	23,845
4.30%, 11/15/2046	25,000	20,780
Protective Life Global Funding
1.17%, 07/15/2025*	195,000	192,029
RGA Global Funding
5.45%, 05/24/2029*	145,000	147,198
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047*	25,000	19,988
Willis North America, Inc.
4.50%, 09/15/2028	50,000	49,242
		2,505,506
Internet — 0.1%
Amazon.com, Inc.
4.95%, 12/05/2044	65,000	61,976
Expedia Group, Inc.
5.00%, 02/15/2026	115,000	115,265
Uber Technologies, Inc.
4.30%, 01/15/2030	220,000	213,607
		390,848
Iron/Steel — 0.0%
Nucor Corp.
2.70%, 06/01/2030	50,000	44,867
3.95%, 05/01/2028	33,000	32,256
		77,123
Lodging — 0.0%
Marriott International, Inc.
4.65%, 12/01/2028	255,000	253,457
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp.
5.00%, 05/14/2027	295,000	298,387
Machinery-Diversified — 0.1%
Ingersoll Rand, Inc.
5.18%, 06/15/2029	315,000	317,967
John Deere Capital Corp.
2.13%, 03/07/2025	140,000	139,708
4.40%, 09/08/2031	200,000	194,355
Rockwell Automation, Inc.
1.75%, 08/15/2031	300,000	247,461
		899,491
Security Description	Shares or Principal Amount	Value

Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/2051	$ 170,000	$ 106,524
3.75%, 02/15/2028	125,000	119,807
6.10%, 06/01/2029	60,000	61,367
Comcast Corp.
1.95%, 01/15/2031	70,000	59,039
2.65%, 02/01/2030	30,000	27,012
3.90%, 03/01/2038	240,000	202,420
Cox Communications, Inc.
2.95%, 10/01/2050*	295,000	169,486
Walt Disney Co.
2.75%, 09/01/2049	300,000	187,263
		932,918
Mining — 0.0%
Anglo American Capital PLC
2.63%, 09/10/2030*	200,000	174,564
Corp. Nacional del Cobre de Chile
3.15%, 01/14/2030*	200,000	178,788
		353,352
Miscellaneous Manufacturing — 0.0%
3M Co.
3.25%, 08/26/2049	105,000	71,818
Oil & Gas — 0.2%
BP Capital Markets PLC
3.28%, 09/19/2027	50,000	48,378
3.28%, 09/19/2027	25,000	24,167
Canadian Natural Resources, Ltd.
2.95%, 07/15/2030	70,000	62,530
6.25%, 03/15/2038	25,000	25,580
Coterra Energy, Inc.
4.38%, 03/15/2029	90,000	87,551
Diamondback Energy, Inc.
5.15%, 01/30/2030	45,000	45,156
Hess Corp.
4.30%, 04/01/2027	125,000	123,727
HF Sinclair Corp.
6.25%, 01/15/2035	205,000	204,656
Pioneer Natural Resources Co.
1.13%, 01/15/2026	55,000	53,334
5.10%, 03/29/2026	55,000	55,393
Shell International Finance BV
3.25%, 05/11/2025	325,000	323,818
TotalEnergies Capital International SA
2.99%, 06/29/2041	105,000	75,516
Woodside Finance, Ltd.
3.70%, 03/15/2028*	25,000	23,934
4.50%, 03/04/2029*	55,000	53,498
		1,207,238
Pharmaceuticals — 0.2%
AbbVie, Inc.
4.25%, 11/21/2049	110,000	89,973
4.70%, 05/14/2045	125,000	111,377
4.80%, 03/15/2029	230,000	230,386
Astrazeneca Finance LLC
1.75%, 05/28/2028	220,000	200,691
4.88%, 03/03/2028	200,000	201,703
Becton Dickinson & Co.
3.70%, 06/06/2027	33,000	32,300
5.08%, 06/07/2029	250,000	251,806

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co.
4.25%, 10/26/2049	$ 90,000	$ 73,007
5.10%, 02/22/2031	75,000	75,735
Cardinal Health, Inc.
3.41%, 06/15/2027	40,000	38,836
3.75%, 09/15/2025	125,000	124,338
CVS Health Corp.
1.88%, 02/28/2031	60,000	48,936
3.88%, 07/20/2025	50,000	49,798
5.05%, 03/25/2048	100,000	83,584
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/2030	220,000	191,119
		1,803,589
Pipelines — 0.2%
Boardwalk Pipelines LP
3.40%, 02/15/2031	55,000	49,216
Cameron LNG LLC
2.90%, 07/15/2031*	20,000	17,516
3.70%, 01/15/2039*	15,000	12,162
Enbridge Energy Partners LP
7.38%, 10/15/2045	45,000	51,062
Enbridge, Inc.
5.50%, 12/01/2046	113,000	107,889
5.63%, 04/05/2034	90,000	90,259
6.70%, 11/15/2053	35,000	37,763
Energy Transfer LP
5.25%, 04/15/2029	35,000	35,164
Enterprise Products Operating LLC
4.60%, 01/11/2027	265,000	265,276
Florida Gas Transmission Co. LLC
4.35%, 07/15/2025*	50,000	50,086
Kinder Morgan Energy Partners LP
6.95%, 01/15/2038	50,000	54,281
MPLX LP
5.65%, 03/01/2053	150,000	139,708
ONEOK, Inc.
6.63%, 09/01/2053	180,000	187,872
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/2026	25,000	24,866
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	25,000	24,257
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/2029*	40,000	39,357
Targa Resources Corp.
5.50%, 02/15/2035	70,000	69,042
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/2028	109,000	108,561
Transcontinental Gas Pipe Line Co. LLC
4.60%, 03/15/2048	20,000	16,674
Williams Cos., Inc.
4.90%, 03/15/2029	210,000	209,079
5.15%, 03/15/2034	25,000	24,334
		1,614,424
Real Estate — 0.0%
CBRE Services, Inc.
5.50%, 04/01/2029	50,000	50,834
REITS — 0.3%
Alexandria Real Estate Equities, Inc.
4.00%, 02/01/2050	110,000	82,178
Security Description	Shares or Principal Amount	Value

REITS (continued)
American Tower Corp.
1.45%, 09/15/2026	$ 315,000	$ 298,913
Brixmor Operating Partnership LP
4.05%, 07/01/2030	45,000	42,553
Crown Castle, Inc.
2.90%, 03/15/2027	70,000	67,353
Crown Castle, Inc.
2.10%, 04/01/2031	165,000	137,738
Essex Portfolio LP
4.00%, 03/01/2029	90,000	86,862
4.50%, 03/15/2048	15,000	12,444
Extra Space Storage LP
4.00%, 06/15/2029	40,000	38,399
Healthcare Realty Holdings LP
3.63%, 01/15/2028	55,000	52,513
Healthpeak OP LLC
2.13%, 12/01/2028	75,000	67,830
2.88%, 01/15/2031	125,000	110,540
NNN REIT, Inc.
4.80%, 10/15/2048	50,000	42,512
Prologis LP
2.13%, 04/15/2027	115,000	109,147
4.00%, 09/15/2028	70,000	68,209
Public Storage Operating Co.
1.95%, 11/09/2028	135,000	122,207
Realty Income Corp.
2.20%, 06/15/2028	25,000	22,947
3.10%, 12/15/2029	70,000	64,410
3.95%, 08/15/2027	25,000	24,601
4.63%, 11/01/2025	60,000	59,995
Regency Centers LP
5.25%, 01/15/2034	245,000	242,189
Simon Property Group LP
2.65%, 02/01/2032	285,000	242,670
3.80%, 07/15/2050	100,000	73,631
WP Carey, Inc.
3.85%, 07/15/2029	90,000	85,927
		2,155,768
Retail — 0.2%
AutoZone, Inc.
1.65%, 01/15/2031	105,000	86,739
3.13%, 04/21/2026	50,000	49,080
5.05%, 07/15/2026	180,000	180,999
Carvana Co.
12.00%, 12/01/2028*(3)	37,469	40,362
13.00%, 06/01/2030*(3)	65,427	72,631
14.00%, 06/01/2031*(3)	78,538	94,440
Dollar General Corp.
4.63%, 11/01/2027	240,000	238,856
Lowe's Cos., Inc.
5.00%, 04/15/2033	290,000	285,105
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	25,000	24,323
3.90%, 06/01/2029	95,000	91,326
5.00%, 08/19/2034	195,000	188,957
5.75%, 11/20/2026	45,000	45,782
Ross Stores, Inc.
1.88%, 04/15/2031	60,000	49,877
Tractor Supply Co.
5.25%, 05/15/2033	250,000	249,688
		1,698,165

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Semiconductors — 0.1%
Broadcom, Inc.
4.80%, 04/15/2028	$ 245,000	$ 245,308
Foundry JV Holdco LLC
6.15%, 01/25/2032*	200,000	204,246
Intel Corp.
4.60%, 03/25/2040	250,000	208,749
Microchip Technology, Inc.
5.05%, 03/15/2029	70,000	69,883
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/2027	10,000	9,656
Texas Instruments, Inc.
1.75%, 05/04/2030	35,000	30,134
		767,976
Software — 0.2%
Atlassian Corp.
5.25%, 05/15/2029	55,000	55,518
Cadence Design Systems, Inc.
4.30%, 09/10/2029	90,000	88,209
Fiserv, Inc.
3.20%, 07/01/2026	35,000	34,282
5.45%, 03/15/2034	245,000	244,812
Microsoft Corp.
3.13%, 11/03/2025	25,000	24,774
4.20%, 11/03/2035	250,000	238,785
Oracle Corp.
5.55%, 02/06/2053	65,000	60,972
Roper Technologies, Inc.
1.40%, 09/15/2027	160,000	146,986
2.00%, 06/30/2030	30,000	25,745
2.95%, 09/15/2029	120,000	110,181
3.80%, 12/15/2026	25,000	24,591
Salesforce, Inc.
2.70%, 07/15/2041	395,000	279,360
VMware LLC
1.40%, 08/15/2026	205,000	194,902
		1,529,117
Telecommunications — 0.2%
America Movil SAB de CV
2.88%, 05/07/2030	200,000	179,365
AT&T, Inc.
1.65%, 02/01/2028	125,000	114,298
2.25%, 02/01/2032	280,000	231,882
3.50%, 06/01/2041	130,000	99,724
3.80%, 12/01/2057	64,000	44,377
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/2033	250,000	243,101
Motorola Solutions, Inc.
5.00%, 04/15/2029	70,000	70,086
Rogers Communications, Inc.
5.30%, 02/15/2034	255,000	247,339
Verizon Communications, Inc.
1.68%, 10/30/2030	113,000	94,148
2.65%, 11/20/2040	490,000	336,624
2.99%, 10/30/2056	35,000	20,789
3.15%, 03/22/2030	150,000	137,720
Vodafone Group PLC
4.88%, 06/19/2049	60,000	51,415
		1,870,868
Security Description	Shares or Principal Amount	Value

Transportation — 0.1%
Burlington Northern Santa Fe LLC
3.90%, 08/01/2046	$ 300,000	$ 236,921
4.15%, 04/01/2045	25,000	20,651
4.15%, 12/15/2048	25,000	20,130
Canadian National Railway Co.
5.85%, 11/01/2033	180,000	188,739
Canadian Pacific Railway Co.
1.75%, 12/02/2026	100,000	94,918
2.88%, 11/15/2029	70,000	64,275
3.50%, 05/01/2050	110,000	78,074
CSX Corp.
4.30%, 03/01/2048	25,000	20,692
		724,400
Trucking & Leasing — 0.0%
GATX Corp.
6.05%, 03/15/2034	75,000	78,159
6.90%, 05/01/2034	220,000	242,072
		320,231
Total Corporate Bonds & Notes (cost $49,751,444)		45,356,773
ASSET BACKED SECURITIES — 0.8%
Auto Loan Receivables — 0.4%
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class D 1.29%, 06/18/2027	140,000	135,499
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class B 2.68%, 08/20/2026*	100,000	99,199
Bayview Opportunity Master Fund LLC FRS
Series 2024-CAR1, Class A 5.45%, (SOFR30A+1.10%), 12/26/2031*	170,470	170,982
CarMax Auto Owner Trust
Series 2024-3, Class A3 4.89%, 07/16/2029	25,000	25,168
Series 2023-3, Class A3 5.28%, 05/15/2028	40,000	40,326
Series 2023-3, Class B 5.47%, 02/15/2029	40,000	40,525
Carvana Auto Receivables Trust
Series 2021-P4, Class C 2.33%, 02/10/2028	145,000	135,951
Series 2024-P4, Class A3 4.64%, 01/10/2030	50,000	49,995
Series 2024-N3, Class B 4.67%, 12/10/2030*	310,000	307,435
Series 2024-P4, Class A4 4.74%, 12/10/2030	85,000	84,518
Series 2024-N1, Class B 5.63%, 05/10/2030*	20,000	20,181
Drive Auto Receivables Trust
Series 2024-2, Class B 4.52%, 07/16/2029	165,000	164,022
Enterprise Fleet Financing LLC
Series 2024-4, Class A2 4.69%, 07/20/2027*	50,000	50,088
Series 2024-4, Class A4 4.70%, 06/20/2031*	60,000	59,818
Series 2023-2, Class A2 5.56%, 04/22/2030*	104,553	105,385

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Ford Credit Auto Owner Trust
Series 2020-2, Class C 1.74%, 04/15/2033*	$ 100,000	$ 97,523
Series 2023-1, Class A 4.85%, 08/15/2035*	125,000	125,802
GM Financial Consumer Automobile Receivables Trust
Series 2025-1, Class A3 4.62%, 12/17/2029	45,000	45,101
Series 2025-1, Class A4 4.73%, 08/16/2030	50,000	50,178
Porsche Financial Auto Securitization Trust 2024-1
Series 2024-1A, Class A3 4.44%, 01/22/2030*	100,000	99,793
Series 2024-1A, Class A4 4.49%, 12/22/2032*	100,000	99,535
Santander Drive Auto Receivables Trust
Series 2022-3, Class C 4.49%, 08/15/2029	160,000	159,686
Series 2024-5, Class A3 4.62%, 11/15/2028	75,000	74,903
Series 2024-5, Class B 4.63%, 08/15/2029	85,000	84,690
Series 2025-1, Class A3 4.74%, 01/16/2029	100,000	100,088
US Bank NA
Series 2023-1, Class B 6.79%, 08/25/2032*	125,622	127,470
		2,553,861
Finance - Credit Card — 0.0%
Synchrony Card Funding LLC
Series 2023-A1, Class A 5.54%, 07/15/2029	40,000	40,553
Other Asset Backed Securities — 0.4%
Clarus Capital Funding LLC
Series 2024-1, Class A2 4.71%, 08/20/2032*	203,000	202,618
CyrusOne Data Centers Issuer I LLC
Series 2024-2A, Class A2 4.50%, 05/20/2049*	215,000	205,679
Dell Equipment Finance Trust
Series 2024-2, Class A3 4.59%, 08/22/2030*	100,000	100,101
Driven Brands Funding LLC
Series 2021-1A, Class A2 2.79%, 10/20/2051*	113,291	102,956
Series 2020-2A, Class A2 3.24%, 01/20/2051*	88,993	83,634
Elara HGV Timeshare Issuer LLC
Series 2023-A, Class A 6.16%, 02/25/2038*	64,334	65,729
Series 2023-A, Class B 6.53%, 02/25/2038*	64,334	65,420
Elmwood CLO 20, Ltd. FRS
Series 2022-7A, Class AR 5.80%, (TSFR3M+1.50%), 01/17/2037*	250,000	251,736
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class B 1.32%, 09/15/2027	55,000	53,817
Golub Capital Partners Static, Ltd. FRS
Series 2019-43A, Class A1R 5.63%, (TSFR3M+1.34%), 10/20/2037*	250,000	251,995
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Highbridge Loan Management, Ltd. FRS
Series 5A-2015, Class A1R3 5.36%, (TSFR3M+1.06%), 10/15/2030*	$ 218,364	$ 218,565
MVW LLC
Series 2021-1WA, Class B 1.44%, 01/22/2041*	24,092	22,545
Series 2019-2A, Class A 2.22%, 10/20/2038*	47,390	46,298
Nelnet Student Loan Trust
Series 2021-CA, Class AFX 1.32%, 04/20/2062*	102,807	94,626
OCP CLO, Ltd. FRS
Series 2017-13A, Class AR2 5.90%, (TSFR3M+1.34%), 11/26/2037*	250,000	251,623
Octane Receivables Trust
Series 2024-RVM1, Class A 5.01%, 01/22/2046*	100,000	100,124
Series 2023-1A, Class A 5.87%, 05/21/2029*	25,542	25,647
Palmer Square CLO, Ltd. FRS
Series 2021-2A, Class A 5.71%, (TSFR3M+1.41%), 07/15/2034*	255,000	255,776
Post Road Equipment Finance LLC
Series 2025-1A, Class A2 4.90%, 05/15/2031*	150,000	150,117
SEB Funding LLC
Series 2024-1A, Class A2 7.39%, 04/30/2054*	145,000	149,302
ServiceMaster Funding LLC
Series 2021-1, Class A2I 2.87%, 07/30/2051*	109,134	98,923
SMB Private Education Loan Trust
Series 2021-A, Class APT1 1.07%, 01/15/2053*	69,932	62,205
Series 2020-A, Class A2A 2.23%, 09/15/2037*	39,925	38,050
Series 2017-A, Class A2A 2.88%, 09/15/2034*	5,290	5,247
Tricon Residential Trust
Series 2024-SFR4, Class A 4.30%, 11/17/2041*	100,000	96,903
Verizon Master Trust
Series 2025-1, Class A 4.71%, 01/21/2031	295,000	296,126
		3,295,762
Total Asset Backed Securities (cost $5,928,928)		5,890,176
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.9%
Commercial and Residential — 0.6%
Angel Oak Mtg. Trust
Series 2023-3, Class A1 4.80%, 09/26/2067*(4)	192,685	189,558
Angel Oak Mtg. Trust VRS
Series 2021-1, Class A1 0.91%, 01/25/2066*(5)	40,738	34,147
Series 2021-2, Class A1 0.99%, 04/25/2066*(5)	50,415	42,966
Series 2021-1, Class A2 1.12%, 01/25/2066*(5)	13,199	11,099
Series 2020-6, Class M1 2.81%, 05/25/2065*(5)	70,000	57,211

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
BANK
Series 2024-5YR10, Class A3 5.30%, 10/15/2057	$ 45,000	$ 45,422
Series 2024-5YR10, Class AS 5.64%, 10/15/2057	25,000	25,252
BANK5
Series 2024-5YR8, Class A3 5.88%, 08/15/2057	95,000	97,894
BANK5 VRS
Series 2024-5YR12, Class A3 5.90%, 12/15/2057(5)	60,000	62,002
Barclays Mtg. Loan Trust VRS
Series 2021-NQM1, Class A3 2.19%, 09/25/2051*(5)	62,315	55,627
BBCMS Mtg. Trust
Series 2024-5C27, Class A3 6.01%, 07/15/2057	35,000	36,293
Benchmark Mtg. Trust VRS
Series 2023-V3, Class A3 6.36%, 07/15/2056(5)	75,000	77,999
Series 2024-V8, Class AM 6.63%, 07/15/2057(5)	290,000	304,043
BIG Commercial Mtg. Trust FRS
Series 2022-BIG, Class A 5.65%, (TSFR1M+1.34%), 02/15/2039*	237,307	237,036
BMO Mtg. Trust
Series 2024-C9, Class A5 5.76%, 07/15/2057	290,000	300,486
Series 2024-5C5, Class A3 5.86%, 02/15/2057	280,000	288,239
BX Commercial Mtg. Trust FRS
Series 2024-MDHS, Class A 5.95%, (TSFR1M+1.64%), 05/15/2041*	225,623	226,540
Chase Home Lending Mtg. Trust VRS
Series 2023-RPL1, Class A1 3.50%, 06/25/2062*(5)	221,165	202,585
Chase Home Lending Mtg. TrusT
Series 2024-RPL4, Class A1B 3.38%, 12/25/2064*(5)	24,291	21,381
CIM Trust VRS
Series 2019-INV3, Class A15 3.50%, 08/25/2049*(5)	14,721	13,098
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2020-EXP2, Class A3 2.50%, 08/25/2050*(5)	38,709	32,639
COLT Mtg. Loan Trust VRS
Series 2020-3, Class A1 1.51%, 04/27/2065*(5)	5,703	5,522
Series 2022-3, Class A1 3.90%, 02/25/2067*(5)	119,335	113,801
Connecticut Avenue Securities Trust FRS
Series 2024-R04, Class 1A1 5.35%, (SOFR30A+1.00%), 05/25/2044*	47,990	48,079
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(5)	51,912	42,387
Series 2020-2, Class A1 1.18%, 10/25/2065*(5)	48,026	44,780
GS Mtg. Securities Trust VRS
Series 2020-INV1, Class A14 2.91%, 10/25/2050*(5)	28,028	23,447
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
HILT Commercial Mtg. Trust FRS
Series 2024-ORL, Class A 5.85%, (TSFR1M+1.54%), 05/15/2037*	$ 185,000	$ 185,173
Hudson Yards Mtg. Trust VRS
Series 2025-SPRL, Class A 5.47%, 01/13/2040*(5)	125,000	126,376
JPMorgan Mtg. Trust FRS
Series 2020-INV1, Class A11 5.26%, (TSFR1M+0.94%), 08/25/2050*	4,343	4,105
JPMorgan Mtg. Trust VRS
Series 2019-INV2, Class A3 3.50%, 02/25/2050*(5)	3,197	2,845
Series 2019-INV3, Class A15 3.50%, 05/25/2050*(5)	8,293	7,323
Series 2019-INV3, Class A3 3.50%, 05/25/2050*(5)	9,046	7,988
Series 2020-INV1, Class A3 3.50%, 08/25/2050*(5)	16,504	14,542
MARQ Trust FRS
Series 2024-HOU, Class A 5.90%, (TSFR1M+1.59%), 06/15/2039*	100,000	100,201
MHC Commercial Mtg. Trust FRS
Series 2021-MHC, Class B 5.52%, (TSFR1M+1.21%), 04/15/2038*	164,000	163,846
Morgan Stanley Capital I Trust
Series 2018-H4, Class A4 4.31%, 12/15/2051	55,000	53,481
Morgan Stanley Residential Mtg. Loan Trust VRS
Series 2021-2, Class A9 2.50%, 05/25/2051*(5)	68,477	54,772
New Residential Mtg. Loan Trust VRS
Series 2022-INV1, Class A4 3.00%, 03/25/2052*(5)	123,894	102,793
NXPT Commercial Mtg. Trust VRS
Series 2024-STOR, Class A 4.31%, 11/05/2041*(5)	70,000	67,352
OBX Trust FRS
Series 2019-EXP3, Class 2A2 5.53%, (TSFR1M+1.21%), 10/25/2059*	5,935	5,985
Provident Funding Mtg. Trust VRS
Series 2019-1, Class B1 3.18%, 12/25/2049*(5)	158,261	133,160
SDR Commercial Mtg. Trust FRS
Series 2024-DSNY, Class A 5.70%, (TSFR1M+1.39%), 05/15/2039*	170,000	169,894
Sequoia Mtg. Trust VRS
Series 2018-CH3, Class A2 4.00%, 08/25/2048*(5)	687	674
Starwood Mtg. Residential Trust VRS
Series 2020-INV1, Class A1 1.03%, 11/25/2055*(5)	15,474	14,617
Series 2019-INV1, Class A3 2.92%, 09/27/2049*(5)	39,344	38,837
Towd Point Mtg. Trust VRS
Series 2024-1, Class A1 4.71%, 03/25/2064*(5)	187,233	186,863
Series 2024-3, Class A1B 5.13%, 07/25/2065*(5)	89,773	89,879
Verus Securitization Trust
Series 2024-INV1, Class A2 6.32%, 03/25/2069*(4)	123,092	123,909

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Verus Securitization Trust VRS
Series 2019-INV3, Class A1 3.69%, 11/25/2059*(5)	$ 9,060	$ 8,927
WB Commercial Mtg. Trust VRS
Series 2024-HQ, Class A 6.13%, 03/15/2040*(5)	200,000	201,056
		4,504,131
U.S. Government Agency — 0.3%
Connecticut Avenue Securities Trust FRS
Series 2023-R04, Class 1M1 6.65%, (SOFR30A+2.30%), 05/25/2043*	156,468	160,029
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K-753, Class A2 4.40%, 10/25/2030	550,000	540,753
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K137, Class A2 2.35%, 11/25/2031(5)	940,000	809,149
Series K-150, Class A2 3.71%, 09/25/2032(5)	405,000	376,438
Series K-156, Class A2 4.43%, 02/25/2033(5)	315,000	307,044
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2021-DNA7, Class M1 5.20%, (SOFR30A+0.85%), 11/25/2041*	54,214	54,147
Series 2024-HQA1, Class A1 5.60%, (SOFR30A+1.25%), 03/25/2044*	201,021	202,012
Series 2024-DNA2, Class A1 5.60%, (SOFR30A+1.25%), 05/25/2044*	78,706	79,305
		2,528,877
Total Collateralized Mortgage Obligations (cost $7,151,969)		7,033,008
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 8.9%
U.S. Government — 8.9%
United States Treasury Bonds
1.13%, 05/15/2040 to 08/15/2040	1,719,600	1,039,484
1.25%, 05/15/2050	278,400	132,175
1.38%, 11/15/2040 to 08/15/2050	1,938,000	1,018,941
1.63%, 11/15/2050	340,000	177,491
1.75%, 08/15/2041	575,000	374,424
1.88%, 02/15/2041(6)(7)	4,540,000	3,059,002
1.88%, 02/15/2051 to 11/15/2051	2,485,000	1,382,542
2.00%, 11/15/2041 to 08/15/2051	3,206,000	1,888,398
2.25%, 05/15/2041 to 02/15/2052	1,957,000	1,232,100
2.38%, 02/15/2042 to 05/15/2051	1,271,000	824,619
2.50%, 02/15/2045	195,000	135,731
2.75%, 08/15/2047	380,000	268,182
2.88%, 05/15/2043 to 05/15/2052	1,315,000	940,671
3.00%, 11/15/2044 to 08/15/2052	1,620,000	1,198,758
3.13%, 11/15/2041 to 05/15/2048	630,000	496,364
3.25%, 05/15/2042	350,000	285,688
3.38%, 08/15/2042 to 11/15/2048	652,500	534,500
3.63%, 02/15/2053 to 05/15/2053	2,981,500	2,425,178
3.88%, 08/15/2040 to 05/15/2043	3,200,000	2,841,163
4.00%, 11/15/2042 to 11/15/2052	2,450,400	2,186,224
4.13%, 08/15/2044 to 08/15/2053	822,200	739,559
4.25%, 02/15/2054 to 08/15/2054	1,155,000	1,052,576
4.38%, 08/15/2043	250,000	235,957
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
4.50%, 02/15/2044 to 11/15/2054	$ 2,220,000	$ 2,123,056
4.63%, 05/15/2044 to 05/15/2054	2,115,000	2,053,455
4.75%, 11/15/2043 to 11/15/2053	1,525,000	1,508,138
United States Treasury Notes
0.63%, 05/15/2030	175,000	144,416
0.75%, 08/31/2026	4,020,000	3,809,892
0.88%, 06/30/2026	400,000	381,891
1.25%, 08/15/2031	1,375,000	1,128,521
1.88%, 02/28/2027	3,055,000	2,914,184
2.75%, 07/31/2027 to 08/15/2032	2,610,000	2,423,525
2.88%, 05/15/2032	460,000	414,970
3.38%, 05/15/2033	560,000	516,512
3.50%, 02/15/2033	115,000	107,345
3.63%, 05/31/2028 to 08/31/2029	7,645,000	7,477,483
3.88%, 08/15/2034	300,000	284,578
4.00%, 02/29/2028 to 02/15/2034	6,110,000	6,052,135
4.13%, 09/30/2027 to 11/15/2032	7,680,000	7,645,235
4.25%, 02/28/2029 to 06/30/2029	2,230,000	2,223,703
4.38%, 11/30/2028 to 12/31/2029	2,340,000	2,345,080
4.50%, 05/31/2029	1,285,000	1,293,935
		69,317,781
U.S. Government Agency — 0.0%
Government National Mtg. Assoc.
3.00%, 01/20/2050 to 05/20/2050	12,389	10,709
3.50%, 09/20/2049 to 02/20/2050	10,751	9,769
		20,478
Total U.S. Government & Agency Obligations (cost $78,335,957)		69,338,259
FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Regional(State/Province) — 0.1%
Province of Alberta Canada
4.50%, 01/24/2034	310,000	300,189
Province of British Columbia Canada
4.20%, 07/06/2033	230,000	219,158
Province of Manitoba Canada
4.30%, 07/27/2033	235,000	225,105
Province of New Brunswick, Canada
3.63%, 02/24/2028	25,000	24,311
		768,763
Sovereign — 0.1%
Kingdom of Saudi Arabia
5.38%, 01/13/2031*	200,000	201,645
Republic of Panama
3.30%, 01/19/2033	350,000	269,897
Republic of Peru
5.38%, 02/08/2035	60,000	57,964
United Mexican States
2.66%, 05/24/2031	200,000	163,997
3.50%, 02/12/2034	230,000	183,754
		877,257
Total Foreign Government Obligations (cost $1,835,684)		1,646,020
MUNICIPAL SECURITIES — 0.4%
California State University Revenue Bonds
2.80%, 11/01/2041	350,000	251,197
Central Texas Regional Mobility Authority Revenue Bonds
3.17%, 01/01/2041	200,000	155,208

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
Central Texas Turnpike System Revenue Bonds
3.03%, 08/15/2041	$ 105,000	$ 78,469
Chicago O'Hare International Airport Revenue Bonds
6.40%, 01/01/2040	50,000	52,722
City of Los Angeles Department of Airports Revenue Bonds
6.58%, 05/15/2039	235,000	247,002
City of Los Angeles Wastewater System Revenue Bonds
5.81%, 06/01/2040	245,000	241,168
County of Cook, IL General Obligation Bonds
6.23%, 11/15/2034	160,000	165,743
County of Miami-Dade, FL Transit System Revenue Bonds
5.62%, 07/01/2040	25,000	24,664
County of Washoe NV Revenue Bonds
7.97%, 02/01/2040	40,000	46,966
Dallas Fort Worth International Airport Revenue Bonds
2.84%, 11/01/2046	310,000	219,575
2.99%, 11/01/2038	60,000	49,824
3.09%, 11/01/2040	135,000	105,587
Denver City & County School District No 1 Certificate Participation
4.24%, 12/15/2037	25,000	23,163
Florida Development Finance Corp. Revenue Bonds
4.11%, 04/01/2050	145,000	116,837
Grand Parkway Transportation Corp. Revenue Bonds
3.24%, 10/01/2052	80,000	55,011
Illinois Municipal Electric Agency Revenue Bonds
6.83%, 02/01/2035	90,000	94,259
Los Angeles County Public Works Financing Authority Revenue Bonds
7.49%, 08/01/2033	45,000	48,849
Maryland Stadium Authority Revenue Bonds
2.36%, 05/01/2035	170,000	131,137
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds
3.24%, 07/01/2052	265,000	174,491
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds
5.72%, 12/01/2038	50,000	50,453
Municipal Electric Authority of Georgia Revenue Bonds
6.66%, 04/01/2057	45,000	48,287
New York State Dormitory Authority Revenue Bonds
4.85%, 07/01/2048	100,000	91,636
Public Finance Authority Revenue Bonds
3.41%, 07/01/2051	230,000	158,333
Security Description	Shares or Principal Amount	Value

Rutgers The State University of New Jersey Revenue Bonds
5.67%, 05/01/2040	$ 50,000	$ 49,865
San Francisco City & County Airport Commission-San Francisco International Airport Revenue Bonds
3.35%, 05/01/2051	175,000	121,722
San Jose Redevelopment Agency Successor Agency Tax Allocation
3.38%, 08/01/2034	5,000	4,485
State of California General Obligation Bonds
7.63%, 03/01/2040	50,000	58,487
Texas A&M University Revenue Bonds
3.33%, 05/15/2039	125,000	103,817
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
3.92%, 12/31/2049	115,000	90,882
Virginia Commonwealth University Health System Authority Revenue Bonds
4.96%, 01/01/2044	25,000	23,393
Western Minnesota Municipal Power Agency Revenue Bonds
3.16%, 01/01/2039	100,000	82,052
Total Municipal Securities (cost $4,099,548)		3,165,284
ESCROWS AND LITIGATION TRUSTS — 0.0%
GCI Liberty, Inc. †(1) (cost $0)	936	0
Total Long-Term Investment Securities (cost $621,879,747)		758,976,295
SHORT-TERM INVESTMENTS — 1.8%
Unaffiliated Investment Companies — 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.33%(8)	13,685,599	13,685,599
T. Rowe Price Treasury Reserve Fund 4.43%(8)	117	117
Total Short-Term Investments (cost $13,685,716)		13,685,716
TOTAL INVESTMENTS (cost $635,565,463)(9)	99.8%	772,662,011
Other assets less liabilities	0.2	1,307,370
NET ASSETS	100.0%	$773,969,381
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA T. Rowe Price Asset Allocation Growth Portfolio has no right to demand registration of these securities. At January 31, 2025, the aggregate value of these securities was $20,154,351 representing 2.6% of net assets.

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2025, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Canva, Inc.
	08/16/2021	11	$18,746
	11/04/2021	22	37,505
	12/17/2021	9	15,337
		42	71,588	$55,586	$1,323.47	0.0%
Gusto, Inc.	10/04/2021	775	22,311	14,407	18.59	0.0
Convertible Preferred Stocks
Canva, Inc. Series A	11/04/2021	2	3,410	2,647	1,323.47	0.0
Databricks, Inc. Series G	02/01/2021	300	17,737	27,750	92.50	0.0
Databricks, Inc. Series H	08/31/2021	858	63,049	79,365	92.50	0.0
Gusto, Inc. Series E	07/13/2021	1,028	31,246	19,110	18.59	0.0
				$198,865		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.
(4)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of January 31, 2025.
(5)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open centrally cleared swap contracts.
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(8)	The rate shown is the 7-day yield as of January 31, 2025.
(9)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
CLO—Collateralized Loan Obligation
CVR—Contingent Value Rights
DAC—Designated Activity Company
FRS—Floating Rate Security
LSE—London Stock Exchange
NASDAQ—National Association of Securities Dealers Automated Quotations
REMIC—Real Estate Mortgage Investment Conduit
SDR—Swedish Depositary Receipt
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
XAMS—Euronext Amsterdam Stock Exchange
The rates shown on FRS and/or VRS are the current interest rates at January 31, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	CDX Investment Grade Index Series 42	0.431%	1,100,000	USD	1,100,000	1.000%	Quarterly	Jun 2029	$ 19,656	$ 5,353	$ 25,009
Centrally Cleared	CDX Investment Grade Index Series 43	0.483	5,000,000	USD	5,000,000	1.000	Quarterly	Dec 2029	106,794	6,750	113,544
					6,100,000				$126,450	$12,103	$138,553
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
7	Long	U.S. Treasury 2 Year Notes	March 2025	$1,440,101	$1,439,375	$ (726)
51	Long	U.S. Treasury 5 Year Notes	March 2025	5,444,721	5,425,922	(18,799)
3	Long	U.S. Treasury Ultra Bonds	March 2025	375,489	355,406	(20,083)
						$(39,608)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising	$424,044	$833,597	$—	$1,257,641
Aerospace/Defense	12,917,285	2,393,266	—	15,310,551
Agriculture	1,624,583	585,190	—	2,209,773
Apparel	1,094,899	820,768	—	1,915,667
Auto Manufacturers	7,277,560	2,841,639	—	10,119,199
Auto Parts & Equipment	815,816	1,815,571	—	2,631,387
Banks	27,884,954	12,172,991	—	40,057,945
Beverages	5,476,746	1,671,508	—	7,148,254
Biotechnology	5,059,913	323,877	0	5,383,790
Chemicals	9,920,753	3,357,395	—	13,278,148
Commercial Services	8,898,913	2,682,278	14,407	11,595,598
Computer Graphics	—	—	55,586	55,586
Computers	27,844,689	963,796	—	28,808,485
Cosmetics/Personal Care	10,405,327	3,605,604	—	14,010,931
Distribution/Wholesale	815,990	2,072,975	—	2,888,965
Diversified Financial Services	27,015,009	1,197,470	—	28,212,479
Electric	12,007,234	3,061,287	—	15,068,521
Electrical Components & Equipment	2,669,621	1,831,601	—	4,501,222
Electronics	9,677,779	1,943,306	—	11,621,085
Engineering & Construction	532,574	804,593	—	1,337,167
Food	2,178,721	3,828,978	—	6,007,699
Food Service	109,337	1,565,398	—	1,674,735
Healthcare-Products	18,278,784	4,336,357	—	22,615,141
Home Builders	787,026	363,144	—	1,150,170
Home Furnishings	—	2,188,459	—	2,188,459
Insurance	23,699,252	9,691,759	—	33,391,011
Internet	50,535,519	1,444,356	—	51,979,875
Leisure Time	535,997	759,453	—	1,295,450
Machinery-Construction & Mining	1,940,711	1,747,951	—	3,688,662
Machinery-Diversified	9,279,617	1,266,678	—	10,546,295
Metal Fabricate/Hardware	352,855	1,420,268	—	1,773,123
Mining	1,853,245	2,020,716	—	3,873,961
Miscellaneous Manufacturing	1,835,404	3,901,551	—	5,736,955
Oil & Gas	16,990,273	3,597,181	—	20,587,454
Packaging & Containers	409,037	402,764	—	811,801
Pharmaceuticals	24,035,948	8,908,146	—	32,944,094
Private Equity	1,381,884	1,082,635	—	2,464,519
Real Estate	364,168	1,018,390	—	1,382,558
REITS	10,064,931	1,119,944	—	11,184,875
Retail	30,651,790	3,974,193	—	34,625,983
Semiconductors	42,481,288	7,737,003	—	50,218,291

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS: (continued)
Investments at Value:* (continued)
Software	$48,780,541	$2,342,261	$—	$51,122,802
Telecommunications	5,544,802	3,228,202	—	8,773,004
Other Industries	48,968,592	—	—	48,968,592
Convertible Preferred Stocks	—	—	128,872	128,872
Corporate Bonds & Notes	—	45,356,773	—	45,356,773
Asset Backed Securities	—	5,890,176	—	5,890,176
Collateralized Mortgage Obligations	—	7,033,008	—	7,033,008
U.S. Government & Agency Obligations	—	69,338,259	—	69,338,259
Foreign Government Obligations	—	1,646,020	—	1,646,020
Municipal Securities	—	3,165,284	—	3,165,284
Escrows and Litigation Trusts	—	—	0	0
Short-Term Investments	13,685,716	—	—	13,685,716
Total Investments at Value	$527,109,127	$245,354,019	$198,865	$772,662,011
Other Financial Instruments:†
Swaps	$—	$12,103	$—	$12,103
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$39,608	$—	$—	$39,608
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 59.7%
Advertising — 0.1%
WPP PLC	166,667	$ 1,589,442
Aerospace/Defense — 1.2%
Boeing Co.†	12,532	2,212,148
General Dynamics Corp.	4,361	1,120,690
General Electric Co.	19,544	3,978,572
Howmet Aerospace, Inc.	2,334	295,438
L3Harris Technologies, Inc.	8,872	1,880,953
Lockheed Martin Corp.	206	95,368
Melrose Industries PLC	272,377	2,061,408
Northrop Grumman Corp.	3,408	1,660,616
RTX Corp.	2,103	271,182
Safran SA	10,122	2,514,917
TransDigm Group, Inc.	547	740,277
		16,831,569
Agriculture — 0.2%
Altria Group, Inc.	4,632	241,929
Farmer's Business Network, Inc.†(1)(2)	562	1,967
Philip Morris International, Inc.	6,820	887,964
Wilmar International, Ltd.	486,900	1,114,746
		2,246,606
Airlines — 0.0%
Delta Air Lines, Inc.	1,319	88,729
United Airlines Holdings, Inc.†	1,373	145,318
		234,047
Apparel — 0.1%
Deckers Outdoor Corp.†	917	162,639
Kering SA	3,724	965,382
NIKE, Inc., Class B	505	38,835
Samsonite International SA*	212,100	615,290
Tapestry, Inc.	3,185	232,314
		2,014,460
Auto Manufacturers — 1.2%
Cummins, Inc.	2,959	1,054,144
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	11,131	711,769
Subaru Corp.	36,600	636,870
Suzuki Motor Corp.	100,200	1,193,784
Tesla, Inc.†	25,224	10,205,630
Toyota Motor Corp.	152,400	2,903,961
		16,706,158
Auto Parts & Equipment — 0.3%
Autoliv, Inc. SDR	13,381	1,291,128
Denso Corp.	101,600	1,403,734
Dowlais Group PLC	327,020	290,153
Magna International, Inc.	25,905	1,027,651
Stanley Electric Co., Ltd.	28,700	478,187
		4,490,853
Banks — 3.6%
ANZ Group Holdings, Ltd.	60,461	1,146,543
Bank of America Corp.	108,150	5,007,345
Bank of New York Mellon Corp.	4,164	357,812
Citigroup, Inc.	29,525	2,404,221
DBS Group Holdings, Ltd.	48,310	1,584,254
DNB Bank ASA	135,712	2,886,885
Fifth Third Bancorp	4,913	217,695
Goldman Sachs Group, Inc.	4,156	2,661,502
HDFC Bank, Ltd.	69,335	1,360,787
Huntington Bancshares, Inc.	33,798	581,326
Security Description	Shares or Principal Amount	Value

Banks (continued)
ING Groep NV	140,500	$ 2,338,515
Intesa Sanpaolo SpA	325,369	1,412,736
JPMorgan Chase & Co.	37,322	9,976,171
KeyCorp	71,488	1,285,354
Lloyds Banking Group PLC	1,579,238	1,212,534
Macquarie Group, Ltd.	9,176	1,369,971
Mitsubishi UFJ Financial Group, Inc.	198,400	2,511,921
Morgan Stanley	10,270	1,421,676
National Bank of Canada	23,204	2,059,438
Popular, Inc.	981	100,984
Skandinaviska Enskilda Banken AB, Class A	87,966	1,240,044
Societe Generale SA	34,016	1,100,944
Standard Chartered PLC	132,802	1,793,076
State Street Corp.	2,540	258,115
Sumitomo Mitsui Trust Group, Inc.	32,700	814,541
Truist Financial Corp.	1,534	73,049
UniCredit SpA	38,567	1,773,392
United Overseas Bank, Ltd.	80,200	2,210,132
Wells Fargo & Co.	11,041	870,031
Western Alliance Bancorp	1,218	107,026
		52,138,020
Beverages — 0.6%
Coca-Cola Co.	27,692	1,757,888
Constellation Brands, Inc., Class A	1,051	190,021
Diageo PLC	46,411	1,390,116
Heineken NV	19,921	1,384,613
Keurig Dr Pepper, Inc.	89,286	2,866,081
Kirin Holdings Co., Ltd.	34,100	431,093
Monster Beverage Corp.†	2,126	103,557
PepsiCo, Inc.	4,740	714,271
		8,837,640
Biotechnology — 0.4%
Amgen, Inc.	924	263,728
Argenx SE ADR†	2,232	1,462,250
BeiGene, Ltd. ADR†	779	175,267
Biogen, Inc.†	1,307	188,116
Corteva, Inc.	1,636	106,782
Genmab A/S†	3,165	623,523
Gilead Sciences, Inc.	3,448	335,146
Regeneron Pharmaceuticals, Inc.†	2,572	1,730,905
Vertex Pharmaceuticals, Inc.†	1,298	599,261
		5,484,978
Building Materials — 0.3%
Carrier Global Corp.	3,688	241,122
Johnson Controls International PLC	2,259	176,202
Louisiana-Pacific Corp.	1,524	178,262
Martin Marietta Materials, Inc.	1,596	868,416
Owens Corning	5,168	953,754
Trane Technologies PLC	747	270,974
Trex Co., Inc.†	539	39,255
Vulcan Materials Co.	1,440	394,776
West Fraser Timber Co., Ltd. (NASDAQ)	2,117	183,713
West Fraser Timber Co., Ltd. (TSX)	1,986	172,193
		3,478,667
Chemicals — 1.3%
Air Liquide SA	13,496	2,353,207
Akzo Nobel NV	16,307	926,252
Asahi Kasei Corp.	45,000	305,244
BASF SE	23,512	1,135,892
CF Industries Holdings, Inc.	3,520	324,579

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Covestro AG†	17,505	$ 1,074,755
H.B. Fuller Co.	1,255	79,228
Huntsman Corp.	3,927	66,092
International Flavors & Fragrances, Inc.	1,407	122,536
Johnson Matthey PLC	39,255	693,131
Linde PLC	10,664	4,757,424
Mosaic Co.	38,842	1,083,303
PPG Industries, Inc.	10,753	1,240,681
RPM International, Inc.	1,462	185,089
Sherwin-Williams Co.	11,837	4,239,540
Shin-Etsu Chemical Co., Ltd.	6,100	190,377
Umicore SA	33,011	332,589
		19,109,919
Coal — 0.0%
Teck Resources, Ltd., Class B	10,242	418,693
Warrior Met Coal, Inc.	1,964	103,640
		522,333
Commercial Services — 0.9%
Adyen NV*†	677	1,097,587
Ashtead Group PLC	7,335	480,098
Block, Inc.†	1,354	122,970
Booz Allen Hamilton Holding Corp.	649	83,721
Cintas Corp.	3,525	707,009
Colliers International Group, Inc.	1,015	144,485
Corpay, Inc.†	5,391	2,051,222
Edenred SE	16,950	583,469
Element Fleet Management Corp.	117,512	2,308,437
Equifax, Inc.	783	215,153
Global Payments, Inc.	2,444	275,805
Gusto, Inc.†(1)(2)	2,300	42,757
Moody's Corp.	238	118,867
Paylocity Holding Corp.†	747	153,523
Quanta Services, Inc.	374	115,046
Recruit Holdings Co., Ltd.	28,400	1,985,510
S&P Global, Inc.	2,428	1,265,984
TechnoPro Holdings, Inc.	47,400	946,282
Verisk Analytics, Inc.	729	209,544
		12,907,469
Computer Graphics — 0.0%
Canva, Inc.†(1)(2)	120	158,816
Computers — 2.4%
Accenture PLC, Class A	3,477	1,338,471
Apple, Inc.	124,450	29,370,200
Crowdstrike Holdings, Inc., Class A†	1,961	780,615
Fortinet, Inc.†	6,361	641,698
Gartner, Inc.†	168	91,196
International Business Machines Corp.	1,843	471,255
Nomura Research Institute, Ltd.	39,800	1,347,782
Pure Storage, Inc., Class A†	1,870	126,767
Teleperformance SE	5,470	511,097
Western Digital Corp.†	3,189	207,700
Zscaler, Inc.†	504	102,105
		34,988,886
Cosmetics/Personal Care — 1.4%
Colgate-Palmolive Co.	34,961	3,031,119
Estee Lauder Cos., Inc., Class A	971	81,010
Kenvue, Inc.	254,110	5,410,002
L'Oreal SA	4,712	1,739,438
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care (continued)
Procter & Gamble Co.	27,805	$ 4,615,352
Puig Brands SA, Class B†	24,791	497,708
Unilever PLC	81,725	4,684,752
		20,059,381
Distribution/Wholesale — 0.3%
Bunzl PLC	33,381	1,426,285
Copart, Inc.†	3,480	201,597
Fastenal Co.	3,413	249,968
Mitsubishi Corp.	55,800	891,488
SiteOne Landscape Supply, Inc.†	874	124,370
Sumitomo Corp.	76,100	1,641,417
WW Grainger, Inc.	72	76,512
		4,611,637
Diversified Financial Services — 2.2%
American Express Co.	11,096	3,522,425
Apollo Global Management, Inc.	2,037	348,286
Ares Management Corp., Class A	1,043	206,743
Blackrock, Inc.	479	515,164
Capital One Financial Corp.	1,030	209,821
Cboe Global Markets, Inc.	680	138,944
Charles Schwab Corp.	57,069	4,720,748
CME Group, Inc.	6,784	1,604,552
Intercontinental Exchange, Inc.	12,312	1,967,827
Julius Baer Group, Ltd.	24,836	1,744,169
Mastercard, Inc., Class A	11,237	6,241,367
Mitsubishi HC Capital, Inc.	86,700	577,131
Synchrony Financial	4,362	300,891
TPG, Inc.	2,366	159,114
Tradeweb Markets, Inc., Class A	1,425	180,833
Visa, Inc., Class A	27,601	9,434,022
Voya Financial, Inc.	3,201	227,239
		32,099,276
Electric — 1.5%
Ameren Corp.	28,633	2,697,229
CMS Energy Corp.	4,911	324,126
Constellation Energy Corp.	8,229	2,468,535
Dominion Energy, Inc.	763	42,415
Electric Power Development Co., Ltd.	53,700	848,710
Engie SA	129,245	2,130,994
Entergy Corp.	2,589	209,916
Evergy, Inc.	1,686	108,191
Exelon Corp.	60,200	2,408,000
FirstEnergy Corp.	2,199	87,520
National Grid PLC	175,012	2,127,985
NextEra Energy, Inc.	38,534	2,757,493
NRG Energy, Inc.	593	60,747
PG&E Corp.	17,527	274,298
Redeia Corp. SA	44,248	744,536
Southern Co.	4,289	360,061
Vistra Corp.	1,309	219,951
Xcel Energy, Inc.	45,616	3,065,395
		20,936,102
Electrical Components & Equipment — 0.4%
AMETEK, Inc.	17,888	3,301,409
Emerson Electric Co.	1,511	196,354
Legrand SA	18,630	1,907,490
Schneider Electric SE	403	101,907
		5,507,160

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics — 0.9%
ABB, Ltd.	56,777	$ 3,098,983
Amphenol Corp., Class A	14,667	1,038,130
Fortive Corp.	4,353	354,029
Honeywell International, Inc.	2,538	567,801
Hubbell, Inc.	629	266,073
Keysight Technologies, Inc.†	26,622	4,748,034
Mettler-Toledo International, Inc.†	204	278,346
Murata Manufacturing Co., Ltd.	41,900	662,218
TE Connectivity PLC	13,500	1,997,595
		13,011,209
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	820	137,366
Engineering & Construction — 0.1%
Cellnex Telecom SA*	2,135	71,382
Shimizu Corp.	57,500	498,675
Worley, Ltd.	116,557	1,042,353
		1,612,410
Environmental Control — 0.2%
ARE Holdings, Inc.	900	11,128
Republic Services, Inc.	8,344	1,809,563
Veralto Corp.	1,027	106,182
Waste Connections, Inc.	687	126,250
Waste Management, Inc.	1,097	241,625
		2,294,748
Exchange-Traded Funds — 0.0%
Sprott Physical Uranium Trust†	2,500	40,321
Food — 0.6%
Barry Callebaut AG	305	335,435
Lamb Weston Holdings, Inc.	510	30,569
McCormick & Co., Inc.	518	40,005
Mondelez International, Inc., Class A	22,305	1,293,467
Nestle SA	57,681	4,904,500
Seven & i Holdings Co., Ltd.	140,100	2,223,131
Sysco Corp.	661	48,200
		8,875,307
Food Service — 0.2%
Compass Group PLC	87,405	3,017,990
Forest Products & Paper — 0.2%
International Paper Co.	48,984	2,724,980
Gas — 0.1%
Atmos Energy Corp.	9,402	1,339,879
Hand/Machine Tools — 0.1%
Stanley Black & Decker, Inc.	7,058	621,598
Healthcare-Products — 1.9%
Abbott Laboratories	2,619	335,049
Agilent Technologies, Inc.	1,948	295,161
Alcon AG	12,663	1,159,421
Alcon, Inc.	4,950	450,895
Boston Scientific Corp.†	5,565	569,633
Cooper Cos., Inc.†	2,602	251,223
Danaher Corp.	12,677	2,823,675
Edwards Lifesciences Corp.†	1,026	74,334
Elekta AB, Series B	100,682	596,239
EssilorLuxottica SA	5,423	1,491,318
GE HealthCare Technologies, Inc.	4,600	406,180
Intuitive Surgical, Inc.†	7,215	4,126,114
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Koninklijke Philips NV†	78,567	$ 2,163,094
Medtronic PLC	1,845	167,563
Repligen Corp.†	1,024	170,199
Revvity, Inc.	21,216	2,675,974
Siemens Healthineers AG*	37,847	2,156,218
Sonova Holding AG	2,152	753,136
Stryker Corp.	4,420	1,729,502
Thermo Fisher Scientific, Inc.	8,217	4,911,712
Zimmer Biomet Holdings, Inc.	3,209	351,321
		27,657,961
Healthcare-Services — 1.3%
Cigna Group	5,454	1,604,621
Elevance Health, Inc.	9,256	3,662,599
HCA Healthcare, Inc.	1,471	485,298
Humana, Inc.	1,643	481,777
ICON PLC†	352	70,076
Molina Healthcare, Inc.†	3,738	1,160,313
Quest Diagnostics, Inc.	1,349	220,022
Tenet Healthcare Corp.†	14,908	2,100,388
UnitedHealth Group, Inc.	17,102	9,277,664
		19,062,758
Home Builders — 0.1%
NVR, Inc.†	50	400,809
Open House Group Co., Ltd.	3,000	98,285
Persimmon PLC	48,454	756,223
WHA Corp. PCL	392,500	55,480
		1,310,797
Home Furnishings — 0.3%
Panasonic Holdings Corp.	133,000	1,368,092
Sony Group Corp.	128,600	2,835,958
		4,204,050
Household Products/Wares — 0.0%
Avery Dennison Corp.	500	92,865
Clorox Co.	701	111,235
Kimberly-Clark Corp.	1,366	177,539
		381,639
Insurance — 3.1%
AIA Group, Ltd.	203,400	1,430,692
Allstate Corp.	15,849	3,048,238
AXA SA	94,033	3,566,436
Axis Capital Holdings, Ltd.	1,062	96,663
Berkshire Hathaway, Inc., Class B†	18,985	8,897,700
Challenger, Ltd.	90,894	355,419
Chubb, Ltd.	18,378	4,996,611
Definity Financial Corp.	24,863	977,686
Equitable Holdings, Inc.	5,404	294,086
Great-West Lifeco, Inc.	40,867	1,321,320
Hartford Financial Services Group, Inc.	3,242	361,645
Mandatum Oyj	115,949	572,784
Marsh & McLennan Cos., Inc.	5,523	1,197,828
MetLife, Inc.	15,730	1,360,802
Muenchener Rueckversicherungs-Gesellschaft AG	8,496	4,602,698
Progressive Corp.	2,295	565,580
RenaissanceRe Holdings, Ltd.	1,043	242,581
Sampo Oyj, Class A	44,022	1,812,093
Storebrand ASA	144,774	1,701,830
Sun Life Financial, Inc.	6,036	348,077
Tokio Marine Holdings, Inc.	83,800	2,767,704

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Travelers Cos., Inc.	7,740	$ 1,897,693
Zurich Insurance Group AG	2,957	1,793,103
		44,209,269
Internet — 5.9%
Airbnb, Inc., Class A†	149	19,544
Alibaba Group Holding, Ltd. ADR	4,624	457,036
Alphabet, Inc., Class A	28,574	5,829,667
Alphabet, Inc., Class C	82,631	16,988,934
Amazon.com, Inc.†	107,211	25,481,911
Booking Holdings, Inc.	564	2,671,984
CyberAgent, Inc.	79,500	593,911
DoorDash, Inc., Class A†	3,935	743,046
Gen Digital, Inc.	12,121	326,176
LY Corp.	214,100	625,950
Meta Platforms, Inc., Class A	27,367	18,860,789
NAVER Corp.†	6,960	1,031,430
Netflix, Inc.†	6,233	6,088,145
Palo Alto Networks, Inc.†	2,826	521,171
Pinterest, Inc., Class A†	33,800	1,114,048
Sea, Ltd. ADR†	5,604	682,511
Shopify, Inc., Class A†	13,224	1,544,563
Spotify Technology SA†	331	181,570
Tencent Holdings, Ltd.	10,700	563,866
Uber Technologies, Inc.†	7,256	485,064
		84,811,316
Investment Companies — 0.0%
Yellow Cake PLC*†	6,563	39,805
Iron/Steel — 0.2%
ArcelorMittal SA	3,613	89,646
Champion Iron, Ltd. (ASX)	25,567	88,455
Champion Iron, Ltd. (TSX)	33,725	115,561
Cleveland-Cliffs, Inc.†	9,668	99,000
Fortescue, Ltd.	11,944	139,858
Nippon Steel Corp.	11,800	245,002
Nucor Corp.	3,465	445,010
Reliance, Inc.	1,559	451,330
Steel Dynamics, Inc.	7,598	974,064
United States Steel Corp.	2,696	99,348
Vale SA	54,815	508,094
		3,255,368
Leisure Time — 0.1%
Amadeus IT Group SA	19,996	1,469,946
Norwegian Cruise Line Holdings, Ltd.†	3,498	99,168
Royal Caribbean Cruises, Ltd.	1,443	384,704
		1,953,818
Lodging — 0.1%
Hilton Worldwide Holdings, Inc.	2,278	583,327
Las Vegas Sands Corp.	4,678	214,393
Marriott International, Inc., Class A	1,784	518,413
Wynn Resorts, Ltd.	997	86,589
		1,402,722
Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	604	224,350
GE Vernova, Inc.	2,865	1,068,301
Mitsubishi Electric Corp.	117,100	1,928,723
Security Description	Shares or Principal Amount	Value

Machinery-Construction & Mining (continued)
Sandvik AB	69,564	$ 1,433,347
Vertiv Holdings Co., Class A	702	82,148
		4,736,869
Machinery-Diversified — 0.9%
AGCO Corp.	963	100,566
Deere & Co.	7,889	3,759,582
Dover Corp.	1,247	253,989
Esab Corp.	1,185	146,751
IDEX Corp.	1,004	225,207
Ingersoll Rand, Inc.	2,045	191,821
KION Group AG	19,089	713,061
Omron Corp.	16,300	536,747
Rockwell Automation, Inc.	8,107	2,257,232
SMC Corp.	1,400	528,072
THK Co., Ltd.	28,400	704,984
Westinghouse Air Brake Technologies Corp.	15,562	3,235,651
Xylem, Inc.	565	70,083
		12,723,746
Media — 0.1%
Charter Communications, Inc., Class A†	1,220	421,498
Comcast Corp., Class A	30,610	1,030,332
Walt Disney Co.	3,260	368,576
		1,820,406
Metal Fabricate/Hardware — 0.2%
Prysmian SpA	39,146	2,724,047
Tenaris SA ADR	2,835	106,823
		2,830,870
Mining — 1.4%
Adriatic Metals PLC†	28,156	72,817
Agnico Eagle Mines, Ltd. (NYSE)	1,278	118,777
Agnico Eagle Mines, Ltd. (TSX)	6,990	649,678
Alamos Gold, Inc.	6,944	145,338
Alamos Gold, Inc., Class A	15,743	329,191
Alcoa Corp.	661	23,347
Alrosa PJSC†(1)(2)	121,860	0
Aluminium Bahrain BSC	21,549	60,572
Anglo American Platinum, Ltd.	2,269	79,736
Anglo American PLC	21,563	634,788
Anglogold Ashanti PLC (JSE)	5,231	157,005
Anglogold Ashanti PLC (LSE)	3,436	103,363
Anglogold Ashanti PLC (NYSE)	2,517	76,039
Antofagasta PLC	72,875	1,553,493
Artemis Gold, Inc.†	10,179	110,520
Barrick Gold Corp.	15,498	253,702
BHP Group, Ltd. (ASX)	100,243	2,467,165
BHP Group, Ltd. (LSE)	49,183	1,212,704
Cameco Corp.	6,240	308,506
Capricorn Metals, Ltd.†	49,378	235,518
Capstone Copper Corp.†	13,378	74,928
CMOC Group, Ltd.	84,000	61,736
De Grey Mining, Ltd.†	33,568	41,679
ERO Copper Corp.†	15,520	207,809
First Quantum Minerals, Ltd.†	13,889	173,834
Foran Mining Corp.	23,013	60,171
Franco-Nevada Corp. (NYSE)	10,786	1,466,465
Franco-Nevada Corp. (TSX)	5,969	811,432
Freeport-McMoRan, Inc.	55,566	1,992,041
G Mining Ventures Corp.†	24,543	240,474
Glencore PLC	172,356	748,239
Gold Fields, Ltd.	14,458	247,487

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining (continued)
Grupo Mexico SAB de CV, Class B	39,238	$ 191,532
Harmony Gold Mining Co., Ltd.	10,351	117,723
Hudbay Minerals, Inc.	4,850	40,110
Impala Platinum Holdings, Ltd.†	44,307	244,277
Industrias Penoles SAB de CV†	5,979	84,791
Ivanhoe Electric, Inc.†	8,467	50,125
Ivanhoe Mines, Ltd.†	21,716	233,245
Kinross Gold Corp.	14,079	158,811
Lundin Gold, Inc.	5,847	144,832
MP Materials Corp.†	7,282	159,913
NAC Kazatomprom JSC GDR	2,829	107,469
New Gold, Inc.†	18,386	55,537
Newmont Corp.(ASX)	2,353	100,181
Newmont Corp.(NYSE)	9,708	414,726
NGEx Minerals, Ltd.†	11,176	100,352
Norsk Hydro ASA	15,927	93,492
Northam Platinum Holdings, Ltd.	23,744	160,364
Northern Star Resources, Ltd.	32,258	344,468
Ora Banda Mining, Ltd.†	47,873	24,800
Osisko Gold Royalties, Ltd.	12,807	236,868
Polyus PJSC Series E†(1)(2)	428	0
Predictive Discovery, Ltd.†	332,166	54,675
Rio Tinto PLC	6,850	413,565
Rio Tinto, Ltd.	1,953	142,409
Royal Gold, Inc.	805	112,555
Sibanye Stillwater, Ltd.†	78,077	74,792
Skeena Resources, Ltd.†	17,821	174,856
Snowline Gold Corp.	15,252	56,670
South32, Ltd.	179,287	373,663
Southern Copper Corp.	2,525	231,340
Uranium Energy Corp.†	12,683	89,542
Wesdome Gold Mines, Ltd.†	10,373	102,492
Wheaton Precious Metals Corp.	10,673	665,929
Zijin Mining Group Co., Ltd.	108,000	202,092
		20,476,750
Miscellaneous Manufacturing — 0.7%
Largan Precision Co., Ltd.	5,000	414,734
Parker-Hannifin Corp.	2,057	1,454,402
Siemens AG	33,160	7,132,067
Teledyne Technologies, Inc.†	715	365,601
		9,366,804
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	794	311,200
Oil & Gas — 2.5%
Canadian Natural Resources, Ltd.	11,879	360,861
Chevron Corp.	18,486	2,757,926
ConocoPhillips	43,064	4,256,015
DCC PLC	15,659	1,084,188
Diamondback Energy, Inc.	11,777	1,935,668
EOG Resources, Inc.	6,572	826,692
EQT Corp.	38,492	1,967,711
Equinor ASA	104,335	2,510,490
Expand Energy Corp.	5,645	573,532
Exxon Mobil Corp.	48,437	5,174,525
Galp Energia SGPS SA	11,994	200,707
Hess Corp.	1,203	167,253
HF Sinclair Corp.	1,875	67,650
Marathon Petroleum Corp.	4,383	638,647
Noble Corp. PLC	2,613	83,747
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Ovintiv, Inc.	3,739	$ 157,861
Permian Resources Corp.	11,023	161,487
Phillips 66	12,205	1,438,603
Range Resources Corp.	68,395	2,533,351
Shell PLC	20,578	675,113
Shell PLC ADR	36,213	2,384,626
Suncor Energy, Inc. (NYSE)	2,143	80,491
Suncor Energy, Inc. (TSX)	8,009	300,499
Texas Pacific Land Corp.	175	227,005
TotalEnergies SE	64,579	3,751,128
Valero Energy Corp.	4,323	574,959
Viper Energy, Inc.	3,072	144,077
Weatherford International PLC	1,391	87,564
		35,122,376
Oil & Gas Services — 0.3%
Atlas Energy Solutions, Inc.	4,916	112,871
Baker Hughes Co.	6,334	292,504
Expro Group Holdings NV†	5,893	74,429
Flowco Holdings, Inc., Class A†	685	19,180
Kodiak Gas Services, Inc.	2,472	115,640
Schlumberger NV	81,487	3,282,296
TechnipFMC PLC	29,293	880,255
		4,777,175
Packaging & Containers — 0.1%
Ball Corp.	250	13,925
Packaging Corp. of America	1,847	392,783
Stora Enso Oyj, Class R	71,018	782,820
		1,189,528
Pharmaceuticals — 3.0%
AbbVie, Inc.	5,607	1,031,127
Astellas Pharma, Inc.	90,000	876,326
AstraZeneca PLC ADR	102,635	7,262,453
Bayer AG	27,754	622,645
Becton Dickinson & Co.	9,624	2,382,902
Bristol-Myers Squibb Co.	1,935	114,068
Cencora, Inc.	13,242	3,366,249
Chugai Pharmaceutical Co., Ltd.	27,200	1,174,986
CVS Health Corp.	4,849	273,872
Eli Lilly & Co.	11,536	9,356,619
Johnson & Johnson	5,935	903,010
McKesson Corp.	544	323,544
Merck & Co., Inc.	7,196	711,109
Novartis AG	31,579	3,309,664
Novo Nordisk A/S, Class B	35,446	2,992,326
Pfizer, Inc.	10,612	281,430
Roche Holding AG	12,184	3,825,844
Sanofi ADR	2,435	132,318
Sanofi SA	35,891	3,893,112
Shionogi & Co., Ltd.	31,800	468,058
Viatris, Inc.	20,879	235,515
Zoetis, Inc.	508	86,817
		43,623,994
Pipelines — 0.2%
Enbridge, Inc.	8,562	370,221
Kinder Morgan, Inc.	3,847	105,716
ONEOK, Inc.	3,196	310,555
South Bow Corp.	4,579	109,580

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pipelines (continued)
Targa Resources Corp.	3,708	$ 729,734
Williams Cos., Inc.	17,391	963,983
		2,589,789
Private Equity — 0.3%
Blackstone, Inc.	982	173,922
Bridgepoint Group PLC*	198,689	918,585
Brookfield Corp.	29,620	1,811,011
CVC Capital Partners PLC*†	49,903	1,172,698
KKR & Co., Inc.	3,302	551,665
		4,627,881
Real Estate — 0.3%
CBRE Group, Inc., Class A†	1,888	273,269
CoStar Group, Inc.†	1,120	85,792
Emerald Resources NL†	66,454	177,501
Kerry Properties, Ltd.	24,500	48,165
Kojamo Oyj†	11,031	114,414
LEG Immobilien SE	2,223	184,086
Mitsubishi Estate Co., Ltd.	14,800	215,081
Mitsui Fudosan Co., Ltd.	250,100	2,257,973
Nomura Real Estate Holdings, Inc.	2,800	74,470
Shurgard Self Storage, Ltd.	3,748	138,890
Sun Hung Kai Properties, Ltd.	15,500	138,951
Swire Properties, Ltd.	36,200	71,405
		3,779,997
REITS — 2.2%
Acadia Realty Trust	18,333	422,392
Agree Realty Corp.	851	61,757
Alexandria Real Estate Equities, Inc.	869	84,597
American Homes 4 Rent, Class A	18,099	626,768
American Tower Corp.	6,979	1,290,766
Annaly Capital Management, Inc.	59,298	1,210,272
Apple Hospitality REIT, Inc.	16,698	257,817
AvalonBay Communities, Inc.	4,194	929,013
Big Yellow Group PLC	7,148	84,607
Broadstone Net Lease, Inc.	1,438	22,634
Camden Property Trust	1,766	200,812
Canadian Apartment Properties REIT	2,528	70,464
CapitaLand Integrated Commercial Trust	86,929	124,355
Crown Castle, Inc.	1,710	152,669
CubeSmart	12,342	514,661
Digital Core REIT Management Pte, Ltd.	92,200	51,167
Digital Realty Trust, Inc.	690	113,063
Douglas Emmett, Inc.	5,689	104,450
EastGroup Properties, Inc.	1,886	319,903
EPR Properties	554	25,539
Equinix, Inc.	2,723	2,487,896
Equity LifeStyle Properties, Inc.	13,080	856,086
Equity Residential	11,246	794,305
Essential Properties Realty Trust, Inc.	1,788	57,395
Essex Property Trust, Inc.	3,525	1,003,109
Extra Space Storage, Inc.	324	49,896
Federal Realty Investment Trust	411	44,647
Gaming & Leisure Properties, Inc.	9,881	478,142
Gecina SA	1,153	112,367
Goodman Group	16,482	374,053
Great Portland Estates PLC	71,603	255,485
Host Hotels & Resorts, Inc.	8,656	144,642
Invincible Investment Corp.	394	171,875
Keppel DC REIT	64,700	104,913
Kilroy Realty Corp.	6,370	248,557
Security Description	Shares or Principal Amount	Value

REITS (continued)
Kimco Realty Corp.	11,341	$ 254,606
Lineage, Inc.	1,267	76,020
Mapletree Industrial Trust	19,800	30,541
Mirvac Group	42,303	51,487
Nexus Select Trust	43,827	70,242
NNN REIT, Inc.	1,863	73,384
Pebblebrook Hotel Trust	5,347	70,206
Prologis, Inc.	17,761	2,117,999
Public Storage	10,369	3,094,939
Rayonier, Inc.	4,956	129,550
Realty Income Corp.	6,950	379,748
Regency Centers Corp.	11,829	849,795
Rexford Industrial Realty, Inc.	21,918	891,186
SBA Communications Corp.	1,535	303,255
Scentre Group	734,535	1,671,810
Segro PLC	84,887	753,337
Simon Property Group, Inc.	6,040	1,050,114
Sun Communities, Inc.	4,968	628,452
Terreno Realty Corp.	7,530	492,613
UNITE Group PLC	9,765	103,558
Ventas, Inc.	11,796	712,714
VICI Properties, Inc.	39,530	1,176,808
Vornado Realty Trust	6,123	264,881
Warehouses De Pauw CVA	5,327	114,645
Welltower, Inc.	15,100	2,060,848
Weyerhaeuser Co.	6,390	195,662
WP Carey, Inc.	2,051	114,672
		31,584,146
Retail — 2.7%
AutoZone, Inc.†	787	2,636,615
Bath & Body Works, Inc.	1,245	46,824
Burlington Stores, Inc.†	650	184,555
Carvana Co.†	16,318	4,038,379
Chipotle Mexican Grill, Inc.†	34,380	2,006,073
Cie Financiere Richemont SA, Class A	7,863	1,507,286
Costco Wholesale Corp.	1,623	1,590,345
Dollar General Corp.	2,078	147,663
Dollar Tree, Inc.†	7,854	576,091
Domino's Pizza, Inc.	191	85,782
Ferguson Enterprises, Inc.	8,458	1,531,913
Home Depot, Inc.	8,598	3,542,204
Isetan Mitsukoshi Holdings, Ltd.	68,300	1,176,997
Kingfisher PLC	454,782	1,384,067
Lowe's Cos., Inc.	1,915	497,977
Lululemon Athletica, Inc.†	1,894	784,495
McDonald's Corp.	13,793	3,982,039
Moncler SpA	21,241	1,335,094
Next PLC	14,551	1,791,225
O'Reilly Automotive, Inc.†	297	384,443
Ross Stores, Inc.	20,786	3,129,540
Starbucks Corp.	1,463	157,536
Target Corp.	1,695	233,757
TJX Cos., Inc.	9,803	1,223,316
Tractor Supply Co.	19,795	1,076,056
Ulta Beauty, Inc.†	202	83,254
Walmart, Inc.	33,039	3,243,108
Welcia Holdings Co., Ltd.	18,800	270,325
Wingstop, Inc.	326	97,115
		38,744,074
Semiconductors — 5.1%
Advanced Micro Devices, Inc.†	4,252	493,019

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
Analog Devices, Inc.	9,744	$ 2,064,656
Applied Materials, Inc.	3,531	636,816
ASML Holding NV (NASDAQ)	1,985	1,467,530
ASML Holding NV (XAMS)	5,704	4,231,446
BE Semiconductor Industries NV	5,316	685,292
Broadcom, Inc.	54,032	11,955,661
Entegris, Inc.	961	97,580
Hamamatsu Photonics KK	44,400	547,279
KLA Corp.	2,097	1,548,089
Lam Research Corp.	4,807	389,607
Marvell Technology, Inc.	5,460	616,216
Microchip Technology, Inc.	3,683	199,987
Micron Technology, Inc.	14,147	1,290,772
Monolithic Power Systems, Inc.	1,422	906,340
NVIDIA Corp.	252,922	30,368,345
NXP Semiconductors NV	8,793	1,833,780
QUALCOMM, Inc.	5,619	971,694
Renesas Electronics Corp.†	58,300	785,023
Samsung Electronics Co., Ltd.	40,355	1,439,335
Taiwan Semiconductor Manufacturing Co., Ltd.	173,000	5,878,135
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,064	850,677
Texas Instruments, Inc.	17,588	3,246,921
Tokyo Electron, Ltd.	7,800	1,324,291
		73,828,491
Software — 4.0%
Adobe, Inc.†	1,561	682,860
Atlassian Corp., Class A†	98	30,065
Autodesk, Inc.†	820	255,299
BILL Holdings, Inc.†	3,318	321,083
Cadence Design Systems, Inc.†	1,705	507,442
Confluent, Inc., Class A†	4,491	133,293
Datadog, Inc., Class A†	2,214	315,960
Descartes Systems Group, Inc.†	434	50,270
Dynatrace, Inc.†	2,568	148,302
Electronic Arts, Inc.	475	58,382
Fair Isaac Corp.†	140	262,298
Fiserv, Inc.†	26,575	5,741,263
HubSpot, Inc.†	121	94,323
Intuit, Inc.	2,926	1,760,018
Microsoft Corp.	77,739	32,266,349
Monday.com, Ltd.†	853	217,907
MongoDB, Inc.†	176	48,104
MSCI, Inc.	70	41,774
Oracle Corp.	5,915	1,005,905
Roper Technologies, Inc.	2,342	1,348,172
Salesforce, Inc.	5,076	1,734,469
SAP SE	16,223	4,508,068
ServiceNow, Inc.†	4,485	4,567,434
Snowflake, Inc., Class A†	191	34,669
Synopsys, Inc.†	3,328	1,748,798
		57,882,507
Telecommunications — 0.9%
Arista Networks, Inc.†	2,238	257,885
AT&T, Inc.	14,664	347,977
BT Group PLC	813,886	1,428,433
Cisco Systems, Inc.	10,286	623,332
KDDI Corp.	27,800	927,350
KT Corp.	36,127	1,192,279
Nippon Telegraph & Telephone Corp.	1,213,800	1,193,597
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
Telefonaktiebolaget LM Ericsson, Class B	196,507	$ 1,480,932
T-Mobile US, Inc.	20,417	4,756,548
		12,208,333
Transportation — 0.7%
Canadian National Railway Co.	375	39,443
CSX Corp.	17,499	575,192
FedEx Corp.	708	187,528
Mitsubishi Logistics Corp.	7,500	53,594
Norfolk Southern Corp.	13,922	3,554,287
Old Dominion Freight Line, Inc.	13,563	2,517,428
Saia, Inc.†	504	241,976
Union Pacific Corp.	9,693	2,401,829
		9,571,277
Total Common Stocks (cost $648,608,090)		858,714,943
PREFERRED STOCKS — 0.0%
Diversified Financial Services — 0.0%
Osaic Financial Services, Inc. 6.50% (cost $397,838)	22,999	465,730
CONVERTIBLE PREFERRED STOCKS — 0.1%
Agriculture — 0.0%
Farmer's Business Network, Inc. Series D†(1)(2)	1	4
Commercial Services — 0.0%
Gusto, Inc. Series E†(1)(2)	3,216	59,785
Computer Graphics — 0.0%
Canva, Inc. Series A(2)	8	10,588
Mining — 0.0%
Lilac Solutions, Inc. Series B†(1)(2)	4,155	38,600
Software — 0.1%
Databricks, Inc. Series G †(1)(2)	1,206	111,555
Databricks, Inc. Series H†(1)(2)	2,613	241,702
KoBold Metals Co. Series B-1†(1)(2)	3,900	331,316
		684,573
Total Convertible Preferred Stocks (cost $536,172)		793,550
CORPORATE BONDS & NOTES — 11.4%
Advertising — 0.0%
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 04/15/2026	$ 40,000	39,510
Aerospace/Defense — 0.1%
AAR Escrow Issuer LLC
6.75%, 03/15/2029*	555,000	567,377
Bombardier, Inc.
7.25%, 07/01/2031*	555,000	573,081
Lockheed Martin Corp.
3.55%, 01/15/2026	200,000	198,418
4.50%, 05/15/2036	200,000	187,485
		1,526,361

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Agriculture — 0.0%
Altria Group, Inc.
2.35%, 05/06/2025	$ 140,000	$ 139,152
BAT Capital Corp.
5.83%, 02/20/2031	245,000	252,299
		391,451
Airlines — 0.3%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	513,981	471,224
4.95%, 08/15/2026	178,958	178,914
Avianca Midco 2 PLC
9.63%, 02/14/2030*	215,000	209,625
JetBlue Airways Corp./JetBlue Loyalty LP
9.88%, 09/20/2031*	585,000	618,438
Latam Airlines Group SA
7.88%, 04/15/2030*	605,000	608,025
OneSky Flight LLC
8.88%, 12/15/2029*	625,000	640,256
United Airlines Pass-Through Trust
3.10%, 04/07/2030	251,562	229,514
4.15%, 02/25/2033	268,880	255,848
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
9.50%, 06/01/2028*	575,000	591,615
		3,803,459
Auto Manufacturers — 0.5%
Aston Martin Capital Holdings, Ltd.
10.00%, 03/31/2029*	820,000	813,829
Cummins, Inc.
4.90%, 02/20/2029	95,000	95,673
Daimler Truck Finance North America LLC
3.65%, 04/07/2027*	650,000	634,675
Ford Motor Credit Co. LLC
5.13%, 11/05/2026	355,000	354,535
7.12%, 11/07/2033	200,000	209,191
General Motors Co.
4.00%, 04/01/2025	550,000	549,437
General Motors Financial Co., Inc.
5.55%, 07/15/2029	120,000	121,406
Hyundai Capital America
1.65%, 09/17/2026*	1,145,000	1,087,608
Mercedes-Benz Finance North America LLC
4.80%, 03/30/2026*	475,000	475,933
PACCAR Financial Corp.
5.00%, 05/13/2027	435,000	440,414
5.20%, 11/09/2026	880,000	891,840
Toyota Motor Credit Corp.
4.80%, 01/05/2026	890,000	893,165
Volkswagen Group of America Finance LLC
3.35%, 05/13/2025*	455,000	453,170
		7,020,876
Auto Parts & Equipment — 0.1%
Adient Global Holdings, Ltd.
8.25%, 04/15/2031*	355,000	368,174
Clarios Global LP/Clarios US Finance Co.
6.75%, 02/15/2030*	172,000	174,699
8.50%, 05/15/2027*	565,000	567,819
		1,110,692
Security Description	Shares or Principal Amount	Value

Banks — 1.5%
ABN AMRO Bank NV
4.75%, 07/28/2025*	$ 500,000	$ 498,791
Banco Santander SA
3.49%, 05/28/2030	200,000	183,214
Bank of America Corp.
2.30%, 07/21/2032	665,000	559,547
2.59%, 04/29/2031	405,000	358,946
2.68%, 06/19/2041	960,000	671,969
3.50%, 04/19/2026	150,000	148,129
4.45%, 03/03/2026	350,000	349,038
Bank of New York Mellon Corp.
6.47%, 10/25/2034	590,000	637,264
Barclays PLC
2.85%, 05/07/2026	830,000	825,413
5.67%, 03/12/2028	200,000	202,990
BNP Paribas SA
2.22%, 06/09/2026*	435,000	430,837
5.50%, 05/20/2030*	545,000	548,762
BPCE SA
4.50%, 03/15/2025*	300,000	299,731
4.88%, 04/01/2026*	400,000	398,886
Citigroup, Inc.
3.89%, 01/10/2028	505,000	496,734
4.60%, 03/09/2026	175,000	174,899
6.17%, 05/25/2034	205,000	208,926
Danske Bank A/S
5.71%, 03/01/2030*	200,000	203,903
Fifth Third Bancorp
4.90%, 09/06/2030	170,000	168,150
6.34%, 07/27/2029	145,000	150,871
Goldman Sachs Group, Inc.
2.65%, 10/21/2032	745,000	633,919
2.91%, 07/21/2042	505,000	353,756
3.75%, 05/22/2025	125,000	124,689
3.80%, 03/15/2030	705,000	665,303
HSBC Holdings PLC
5.72%, 03/04/2035	410,000	415,807
JPMorgan Chase & Co.
2.96%, 05/13/2031	355,000	319,362
3.20%, 06/15/2026	200,000	196,730
3.78%, 02/01/2028	445,000	436,652
3.90%, 01/23/2049	525,000	408,043
4.25%, 10/01/2027	25,000	24,842
Lloyds Banking Group PLC
5.46%, 01/05/2028	310,000	312,923
Mitsubishi UFJ Financial Group, Inc.
2.19%, 02/25/2025	800,000	798,832
Morgan Stanley
3.13%, 07/27/2026	550,000	538,575
3.22%, 04/22/2042	970,000	722,319
4.30%, 01/27/2045	25,000	20,966
5.66%, 04/18/2030	855,000	872,997
National Securities Clearing Corp.
1.50%, 04/23/2025*	1,200,000	1,192,278
Santander Holdings USA, Inc.
2.49%, 01/06/2028	535,000	509,824
6.34%, 05/31/2035	215,000	220,042
Santander UK Group Holdings PLC
2.47%, 01/11/2028	485,000	460,771
Skandinaviska Enskilda Banken AB
5.13%, 03/05/2027*	845,000	854,146
Standard Chartered PLC
2.61%, 01/12/2028*	545,000	520,421

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
5.69%, 05/14/2028*	$ 200,000	$ 202,634
State Street Corp.
5.16%, 05/18/2034	585,000	581,137
Toronto-Dominion Bank
4.99%, 04/05/2029	835,000	835,748
UBS Group AG
1.36%, 01/30/2027*	340,000	328,573
Wells Fargo & Co.
2.39%, 06/02/2028	335,000	316,689
3.07%, 04/30/2041	720,000	530,027
5.56%, 07/25/2034	450,000	451,420
6.30%, 10/23/2029	560,000	584,641
		21,951,066
Beverages — 0.0%
Diageo Capital PLC
1.38%, 09/29/2025	265,000	259,651
Keurig Dr Pepper, Inc.
2.55%, 09/15/2026	140,000	135,484
		395,135
Biotechnology — 0.1%
Biogen, Inc.
2.25%, 05/01/2030	1,045,000	910,060
Building Materials — 0.2%
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028*	535,000	525,483
CRH America Finance, Inc.
5.50%, 01/09/2035	860,000	865,322
Mohawk Industries, Inc.
5.85%, 09/18/2028	430,000	443,321
Owens Corning
5.70%, 06/15/2034	295,000	300,586
Quikrete Holdings, Inc.
6.38%, 03/01/2032*	215,000	215,000
6.75%, 03/01/2033*	320,000	320,000
		2,669,712
Chemicals — 0.1%
Air Products & Chemicals, Inc.
1.50%, 10/15/2025	50,000	49,034
Ecolab, Inc.
2.75%, 08/18/2055	830,000	487,161
LYB International Finance II BV
3.50%, 03/02/2027	400,000	390,091
Nutrien, Ltd.
4.00%, 12/15/2026	110,000	108,522
		1,034,808
Commercial Services — 0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.25%, 01/15/2030*	895,000	924,361
Deluxe Corp.
8.13%, 09/15/2029*	630,000	647,960
Experian Finance PLC
2.75%, 03/08/2030*	850,000	765,078
George Washington University
3.55%, 09/15/2046	45,000	33,395
Hertz Corp.
12.63%, 07/15/2029*	585,000	630,581
RELX Capital, Inc.
3.00%, 05/22/2030	480,000	438,829
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Transurban Finance Co. Pty., Ltd.
2.45%, 03/16/2031*	$ 465,000	$ 396,844
3.38%, 03/22/2027*	90,000	87,406
Williams Scotsman, Inc.
7.38%, 10/01/2031*	918,000	959,897
		4,884,351
Computers — 0.1%
Apple, Inc.
3.25%, 02/23/2026	265,000	262,166
McAfee Corp.
7.38%, 02/15/2030*	590,000	581,261
NCR Atleos Corp.
9.50%, 04/01/2029*	560,000	610,145
		1,453,572
Distribution/Wholesale — 0.0%
Ritchie Bros. Holdings, Inc.
7.75%, 03/15/2031*	580,000	610,724
Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5.75%, 06/06/2028	590,000	604,060
6.15%, 09/30/2030	150,000	156,791
6.50%, 07/15/2025	160,000	161,006
American Express Co.
6.49%, 10/30/2031	875,000	936,692
Ameriprise Financial, Inc.
2.88%, 09/15/2026	285,000	277,703
Aretec Escrow Issuer 2, Inc.
10.00%, 08/15/2030*	1,086,000	1,193,410
Avolon Holdings Funding, Ltd.
5.75%, 03/01/2029*	775,000	784,683
BlackRock Funding, Inc.
4.70%, 03/14/2029	235,000	236,028
Capital One Financial Corp.
3.65%, 05/11/2027	815,000	795,820
Discover Financial Services
3.75%, 03/04/2025	600,000	599,551
Encore Capital Group, Inc.
9.25%, 04/01/2029*	440,000	471,540
Intercontinental Exchange, Inc.
5.25%, 06/15/2031	450,000	455,895
OneMain Finance Corp.
7.88%, 03/15/2030	565,000	594,364
Osaic Holdings, Inc.
10.75%, 08/01/2027*	1,200,000	1,241,920
PRA Group, Inc.
8.88%, 01/31/2030*	610,000	638,174
Visa, Inc.
4.15%, 12/14/2035	90,000	83,484
		9,231,121
Electric — 0.6%
AEP Texas, Inc.
3.45%, 01/15/2050	460,000	309,148
Ameren Corp.
5.70%, 12/01/2026	555,000	564,008
CMS Energy Corp.
3.00%, 05/15/2026	195,000	190,802
DTE Energy Co.
5.10%, 03/01/2029	780,000	782,572

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Duke Energy Corp.
2.65%, 09/01/2026	$ 45,000	$ 43,650
4.85%, 01/05/2027	815,000	818,231
Edison International
8.13%, 06/15/2053	300,000	284,448
Eversource Energy
3.30%, 01/15/2028	170,000	162,713
Exelon Corp.
3.40%, 04/15/2026	245,000	241,307
5.15%, 03/15/2029	130,000	130,939
FirstEnergy Transmission LLC
5.00%, 01/15/2035	225,000	217,207
Florida Power & Light Co.
2.88%, 12/04/2051	850,000	528,922
Georgia Power Co.
5.00%, 02/23/2027	275,000	277,295
New York State Electric & Gas Corp.
5.30%, 08/15/2034*	305,000	300,276
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/2025	210,000	211,111
NRG Energy, Inc.
10.25%, 03/15/2028*(3)	424,000	470,190
Ohio Power Co.
6.60%, 03/01/2033	255,000	271,710
Pacific Gas & Electric Co.
2.10%, 08/01/2027	445,000	411,424
Southern California Edison Co.
5.15%, 06/01/2029	605,000	597,798
Southern Co.
5.70%, 03/15/2034	725,000	738,240
Talen Energy Supply LLC
8.63%, 06/01/2030*	575,000	613,354
Vistra Corp.
8.00%, 10/15/2026*(3)	598,000	613,109
		8,778,454
Electronics — 0.0%
Amphenol Corp.
2.20%, 09/15/2031	265,000	222,864
4.75%, 03/30/2026	75,000	75,062
5.05%, 04/05/2029	270,000	272,128
		570,054
Entertainment — 0.1%
Six Flags Entertainment Corp.
7.25%, 05/15/2031*	1,154,000	1,188,773
Environmental Control — 0.0%
Republic Services, Inc.
3.38%, 11/15/2027	270,000	261,422
Food — 0.1%
Kroger Co.
5.00%, 09/15/2034	175,000	169,804
Mondelez International, Inc.
4.75%, 02/20/2029	900,000	898,338
Sigma Holdco BV
7.88%, 05/15/2026*	660,000	658,131
		1,726,273
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA
4.20%, 01/29/2030*	200,000	187,241
Security Description	Shares or Principal Amount	Value

Gas — 0.1%
APA Infrastructure, Ltd.
4.25%, 07/15/2027*	$ 240,000	$ 236,808
Boston Gas Co.
5.84%, 01/10/2035*	70,000	70,855
NiSource, Inc.
3.49%, 05/15/2027	620,000	603,404
3.95%, 03/30/2048	425,000	324,899
Souther Co. Gas Capital Corp.
4.95%, 09/15/2034	430,000	413,524
		1,649,490
Healthcare-Products — 0.2%
Alcon Finance Corp.
2.60%, 05/27/2030*	1,100,000	976,433
Medtronic, Inc.
4.63%, 03/15/2045	22,000	19,687
Revvity, Inc.
1.90%, 09/15/2028	595,000	535,924
Solventum Corp.
5.40%, 03/01/2029	500,000	505,347
Thermo Fisher Scientific, Inc.
2.80%, 10/15/2041	420,000	297,201
		2,334,592
Healthcare-Services — 0.6%
Banner Health
1.90%, 01/01/2031	215,000	181,601
Baylor Scott & White Holdings
3.97%, 11/15/2046	100,000	80,544
Centra Health, Inc.
4.70%, 01/01/2048	900,000	727,083
CHS/Community Health Systems, Inc.
10.88%, 01/15/2032*	580,000	597,384
CommonSpirit Health
2.78%, 10/01/2030	240,000	212,827
HCA, Inc.
4.13%, 06/15/2029	575,000	551,399
Health Care Service Corp.
5.45%, 06/15/2034*	310,000	309,443
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50%, 04/30/2028*	1,108,000	1,181,262
Humana, Inc.
2.15%, 02/03/2032	350,000	282,494
5.95%, 03/15/2034	345,000	349,975
Icon Investments Six DAC
5.85%, 05/08/2029	200,000	204,507
IQVIA, Inc.
6.25%, 02/01/2029	220,000	227,672
6.50%, 05/15/2030*	660,000	673,403
MedStar Health, Inc.
3.63%, 08/15/2049	305,000	219,777
Northwell Healthcare, Inc.
3.98%, 11/01/2046	500,000	387,264
Providence St. Joseph Health Obligated Group
3.93%, 10/01/2048	1,375,000	1,058,862
Stanford Health Care
3.80%, 11/15/2048	420,000	323,121
UnitedHealth Group, Inc.
2.90%, 05/15/2050	880,000	549,090
4.70%, 04/15/2029	475,000	473,910
West Virginia United Health System Obligated Group
4.92%, 06/01/2048	700,000	605,273
		9,196,891

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Home Builders — 0.0%
LGI Homes, Inc.
8.75%, 12/15/2028*	$ 565,000	$ 598,720
Insurance — 0.6%
Aflac, Inc.
4.00%, 10/15/2046	540,000	422,174
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
7.00%, 01/15/2031*	570,000	579,995
Aon Global, Ltd.
3.88%, 12/15/2025	35,000	34,815
4.75%, 05/15/2045	350,000	303,630
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC
7.88%, 11/01/2029*	635,000	640,175
Arthur J Gallagher & Co.
4.85%, 12/15/2029	100,000	99,285
Athene Global Funding
4.86%, 08/27/2026*	820,000	819,794
Chubb INA Holdings, Inc.
4.35%, 11/03/2045	75,000	63,178
CNO Global Funding
2.65%, 01/06/2029*	1,270,000	1,158,933
Equitable Financial Life Global Funding
1.40%, 07/07/2025*	245,000	241,773
HUB International, Ltd.
7.25%, 06/15/2030*	610,000	630,727
Liberty Mutual Group, Inc.
4.85%, 08/01/2044*	510,000	436,631
MassMutual Global Funding II
5.10%, 04/09/2027*	850,000	859,794
Principal Financial Group, Inc.
3.40%, 05/15/2025	375,000	373,685
3.70%, 05/15/2029	320,000	305,212
RGA Global Funding
5.45%, 05/24/2029*	485,000	492,353
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047*	1,000,000	799,521
Willis North America, Inc.
4.50%, 09/15/2028	430,000	423,480
		8,685,155
Internet — 0.0%
Uber Technologies, Inc.
4.30%, 01/15/2030	665,000	645,676
Iron/Steel — 0.1%
Nucor Corp.
2.70%, 06/01/2030	310,000	278,177
3.95%, 05/01/2028	555,000	542,489
		820,666
Leisure Time — 0.1%
Carnival Holdings Bermuda, Ltd.
10.38%, 05/01/2028*	525,000	558,733
Sabre GLBL, Inc.
10.75%, 11/15/2029*	985,000	1,016,194
		1,574,927
Lodging — 0.1%
Marriott International, Inc.
4.65%, 12/01/2028	860,000	854,795
Security Description	Shares or Principal Amount	Value

Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp.
5.00%, 05/14/2027	$ 995,000	$ 1,006,423
Machinery-Diversified — 0.2%
Ingersoll Rand, Inc.
5.18%, 06/15/2029	1,050,000	1,059,890
John Deere Capital Corp.
4.40%, 09/08/2031	415,000	403,286
4.50%, 01/08/2027	805,000	806,986
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026	405,000	395,575
		2,665,737
Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.
6.38%, 09/01/2029*	595,000	595,349
7.38%, 03/01/2031*	605,000	619,401
Charter Communications Operating LLC/Charter Communications Operating Capital
6.10%, 06/01/2029	195,000	199,442
6.15%, 11/10/2026	545,000	555,593
Cox Communications, Inc.
2.95%, 10/01/2050*	920,000	528,567
CSC Holdings LLC
11.25%, 05/15/2028*	320,000	317,298
DISH Network Corp.
11.75%, 11/15/2027*	1,150,000	1,214,279
Gray Media, Inc.
10.50%, 07/15/2029*	64,000	66,997
Midcontinent Communications
8.00%, 08/15/2032*	602,000	617,825
Sinclair Television Group, Inc.
8.13%, 02/15/2033*	320,000	321,779
Thomson Reuters Corp.
3.35%, 05/15/2026	30,000	29,524
Time Warner Cable LLC
6.55%, 05/01/2037	480,000	472,230
		5,538,284
Mining — 0.1%
Corp. Nacional del Cobre de Chile
3.75%, 01/15/2031*	200,000	179,786
ERO Copper Corp.
6.50%, 02/15/2030*	640,000	624,211
First Quantum Minerals, Ltd.
8.63%, 06/01/2031*	619,000	634,992
Ivanhoe Mines, Ltd.
7.88%, 01/23/2030*	600,000	603,000
		2,041,989
Oil & Gas — 0.7%
Aethon United BR LP/Aethon United Finance Corp.
7.50%, 10/01/2029*	625,000	640,981
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
8.25%, 12/31/2028*	535,000	546,011
Coterra Energy, Inc.
4.38%, 03/15/2029	965,000	938,746
CVR Energy, Inc.
8.50%, 01/15/2029*	650,000	636,300
Encino Acquisition Partners Holdings LLC
8.75%, 05/01/2031*	605,000	643,222
Eni SpA
5.50%, 05/15/2034*	245,000	242,974

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Hess Corp.
4.30%, 04/01/2027	$ 185,000	$ 183,116
HF Sinclair Corp.
6.25%, 01/15/2035	515,000	514,137
Ithaca Energy North Sea PLC
8.13%, 10/15/2029*	775,000	791,900
Occidental Petroleum Corp.
5.38%, 01/01/2032	375,000	367,838
PBF Holding Co. LLC/PBF Finance Corp.
7.88%, 09/15/2030*	600,000	600,137
Permian Resources Operating LLC
7.00%, 01/15/2032*	560,000	574,824
Pioneer Natural Resources Co.
1.13%, 01/15/2026	235,000	227,880
5.10%, 03/29/2026	155,000	156,107
Shell Finance US, Inc.
4.38%, 05/11/2045	40,000	33,594
Shell International Finance BV
3.25%, 05/11/2025	250,000	249,090
SM Energy Co.
7.00%, 08/01/2032*	588,000	587,152
Sunoco LP
7.00%, 05/01/2029*	575,000	594,323
Vital Energy, Inc.
7.88%, 04/15/2032*	665,000	655,880
Woodside Finance, Ltd.
3.70%, 09/15/2026*	101,000	99,127
3.70%, 03/15/2028*	470,000	449,965
4.50%, 03/04/2029*	475,000	462,025
		10,195,329
Oil & Gas Services — 0.0%
Weatherford International, Ltd.
8.63%, 04/30/2030*	606,000	628,488
Packaging & Containers — 0.1%
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/2031*	278,000	270,981
Trivium Packaging Finance BV
8.50%, 08/15/2027*	670,000	670,478
		941,459
Pharmaceuticals — 0.4%
AbbVie, Inc.
2.95%, 11/21/2026	570,000	555,033
3.20%, 05/14/2026	100,000	98,437
4.50%, 05/14/2035	50,000	47,013
4.80%, 03/15/2029	380,000	380,637
Becton Dickinson & Co.
2.82%, 05/20/2030	465,000	417,730
3.70%, 06/06/2027	414,000	405,222
Bristol-Myers Squibb Co.
5.10%, 02/22/2031	150,000	151,470
Cardinal Health, Inc.
3.41%, 06/15/2027	475,000	461,180
3.75%, 09/15/2025	305,000	303,385
CVS Health Corp.
1.88%, 02/28/2031	280,000	228,367
5.05%, 03/25/2048	565,000	472,249
HLF Financing Sarl LLC/Herbalife International, Inc.
12.25%, 04/15/2029*	667,000	700,389
Perrigo Finance Unlimited Co.
4.90%, 06/15/2030	815,000	768,479
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/2030	$ 415,000	$ 360,519
		5,350,110
Pipelines — 0.6%
Boardwalk Pipelines LP
4.45%, 07/15/2027	85,000	84,051
Cameron LNG LLC
2.90%, 07/15/2031*	185,000	162,025
3.70%, 01/15/2039*	155,000	125,676
Enbridge, Inc.
4.25%, 12/01/2026	115,000	114,034
5.63%, 04/05/2034	230,000	230,663
8.25%, 01/15/2084	1,160,000	1,228,456
Energy Transfer LP
3.75%, 05/15/2030	235,000	219,601
5.25%, 04/15/2029	385,000	386,809
6.75%, 05/15/2025(3)	105,000	104,640
8.00%, 05/15/2054	597,000	630,077
Enterprise Products Operating LLC
4.60%, 01/11/2027	865,000	865,899
Harvest Midstream I LP
7.50%, 09/01/2028*	305,000	311,943
Howard Midstream Energy Partners LLC
7.38%, 07/15/2032*	550,000	571,762
Kinetik Holdings LP
6.63%, 12/15/2028*	280,000	286,314
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029*	562,000	576,690
ONEOK, Inc.
4.25%, 09/15/2046	45,000	34,552
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	610,000	597,424
4.50%, 05/15/2030	185,000	179,501
South Bow Canadian Infrastructure Holdings, Ltd.
7.50%, 03/01/2055*	585,000	602,661
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/2029*	120,000	118,071
Spectra Energy Partners LP
3.38%, 10/15/2026	185,000	180,853
Targa Resources Corp.
5.50%, 02/15/2035	215,000	212,058
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/2028	339,000	337,633
TransCanada PipeLines, Ltd.
4.88%, 01/15/2026	15,000	15,023
Venture Global LNG, Inc.
9.00%, 09/30/2029*(3)	670,000	698,189
Williams Cos., Inc.
5.10%, 09/15/2045	405,000	362,671
		9,237,276
Real Estate — 0.1%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp.
7.00%, 04/15/2030*	595,736	546,578
CBRE Services, Inc.
5.50%, 04/01/2029	170,000	172,837
		719,415
REITS — 0.7%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/2025	1,035,000	1,031,882

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
3.95%, 01/15/2027	$ 45,000	$ 44,338
3.95%, 01/15/2028	350,000	341,500
American Tower Corp.
1.45%, 09/15/2026	910,000	863,528
Blackstone Mtg. Trust, Inc.
7.75%, 12/01/2029*	625,000	643,759
Brixmor Operating Partnership LP
3.90%, 03/15/2027	280,000	274,214
4.13%, 06/15/2026	115,000	113,959
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/2027*	654,000	628,753
Crown Castle, Inc.
2.25%, 01/15/2031	360,000	304,525
3.70%, 06/15/2026	150,000	147,896
4.45%, 02/15/2026	350,000	349,175
4.75%, 05/15/2047	145,000	122,910
Essex Portfolio LP
2.65%, 03/15/2032	220,000	186,758
3.38%, 04/15/2026	635,000	624,903
Healthpeak OP LLC
2.13%, 12/01/2028	200,000	180,880
Kilroy Realty LP
4.38%, 10/01/2025	15,000	14,928
Kimco Realty Corp.
3.30%, 02/01/2025	265,000	265,000
Public Storage Operating Co.
1.95%, 11/09/2028	360,000	325,885
Realty Income Corp.
3.10%, 12/15/2029	540,000	496,877
3.95%, 08/15/2027	345,000	339,495
Regency Centers LP
3.60%, 02/01/2027	140,000	137,031
Simon Property Group LP
2.65%, 02/01/2032	1,005,000	855,730
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.50%, 02/15/2029*	360,000	328,423
10.50%, 02/15/2028*	440,000	470,440
Ventas Realty LP
3.25%, 10/15/2026	270,000	263,302
		9,356,091
Retail — 0.4%
AutoZone, Inc.
3.13%, 04/21/2026	50,000	49,080
5.05%, 07/15/2026	1,050,000	1,055,827
Carvana Co.
12.00%, 12/01/2028*(4)	73,979	79,691
13.00%, 06/01/2030*(4)	129,727	144,011
14.00%, 06/01/2031*(4)	155,938	187,512
Cougar JV Subsidiary LLC
8.00%, 05/15/2032*	573,000	599,545
eG Global Finance PLC
12.00%, 11/30/2028*	795,000	891,272
FirstCash, Inc.
6.88%, 03/01/2032*	576,000	583,985
LCM Investments Holdings II LLC
8.25%, 08/01/2031*	580,000	608,965
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	430,000	418,348
5.75%, 11/20/2026	160,000	162,779
Security Description	Shares or Principal Amount	Value

Retail (continued)
Saks Global Enterprises LLC
11.00%, 12/15/2029*	$ 660,000	$ 632,019
TJX Cos., Inc.
1.60%, 05/15/2031	250,000	205,940
		5,618,974
Savings & Loans — 0.1%
Nationwide Building Society
1.50%, 10/13/2026*	875,000	830,762
Semiconductors — 0.1%
Broadcom, Inc.
4.80%, 04/15/2028	750,000	750,942
Foundry JV Holdco LLC
6.15%, 01/25/2032*	215,000	219,564
Microchip Technology, Inc.
5.05%, 03/15/2029	240,000	239,599
Micron Technology, Inc.
4.19%, 02/15/2027	275,000	271,677
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/2027	115,000	111,050
		1,592,832
Software — 0.3%
Atlassian Corp.
5.25%, 05/15/2029	175,000	176,647
Autodesk, Inc.
2.40%, 12/15/2031	825,000	698,647
Cadence Design Systems, Inc.
4.30%, 09/10/2029	270,000	264,626
Cloud Software Group, Inc.
8.25%, 06/30/2032*	600,000	623,650
9.00%, 09/30/2029*	620,000	634,974
Fiserv, Inc.
5.45%, 03/15/2034	620,000	619,526
Microsoft Corp.
2.92%, 03/17/2052	150,000	98,796
Roper Technologies, Inc.
2.95%, 09/15/2029	180,000	165,271
3.80%, 12/15/2026	745,000	732,804
VMware LLC
1.40%, 08/15/2026	920,000	874,682
		4,889,623
Telecommunications — 0.4%
America Movil SAB de CV
2.88%, 05/07/2030	850,000	762,299
AT&T, Inc.
4.35%, 03/01/2029	345,000	338,585
EchoStar Corp.
10.75%, 11/30/2029	555,000	598,279
Iliad Holding SASU
7.00%, 04/15/2032*	620,000	628,654
Level 3 Financing, Inc.
10.50%, 04/15/2029*	835,000	935,314
Motorola Solutions, Inc.
5.00%, 04/15/2029	240,000	240,296
Rogers Communications, Inc.
4.50%, 03/15/2042	895,000	751,113
Verizon Communications, Inc.
1.68%, 10/30/2030	824,000	686,530

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
Windstream Services LLC/Windstream Escrow Finance Corp.
8.25%, 10/01/2031*	$ 450,000	$ 465,759
		5,406,829
Transportation — 0.1%
Autoridad del Canal de Panama
4.95%, 07/29/2035*	300,000	281,483
Canadian National Railway Co.
5.85%, 11/01/2033	365,000	382,722
Canadian Pacific Railway Co.
1.75%, 12/02/2026	230,000	218,310
3.50%, 05/01/2050	365,000	259,063
4.70%, 05/01/2048	255,000	222,112
		1,363,690
Trucking & Leasing — 0.1%
GATX Corp.
3.25%, 09/15/2026	375,000	365,708
3.50%, 03/15/2028	605,000	580,011
		945,719
Total Corporate Bonds & Notes (cost $170,674,651)		164,435,057
LOANS(5)(6)(7) — 0.3%
Apparel — 0.1%
Varsity Brands, Inc. FRS
8.27%, (TSFR1M+3.75%), 08/26/2031	650,000	650,610
Insurance — 0.0%
Truist Insurance Holdings LLC FRS
9.08%, (TSFR3M+4.75%), 05/06/2032	76,437	77,584
Oil & Gas — 0.1%
Waterbridge Midstream Operating LLC FRS
9.08%, (SOFR+4.75%), 06/27/2029	618,450	623,088
Pharmaceuticals — 0.0%
Endo Finance Holdings, Inc. FRS
9.78%, (TSFR1M+4.00%), 04/23/2031	603,487	607,259
Retail — 0.0%
Victra Holdings LLC FRS
9.54%, (TSFR1M+5.25%), 03/31/2029	581,436	589,430
Semiconductors — 0.0%
Instructure Holdings, Inc. FRS
9.52%, (SOFR+5.25%), 11/12/2032	420,000	428,138
Software — 0.1%
Sophia, L.P. FRS
9.06%, (SOFR+4.75%), 11/22/2032	620,000	633,950
Total Loans (cost $3,565,426)		3,610,059
ASSET BACKED SECURITIES — 1.3%
Auto Loan Receivables — 0.5%
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class A2 4.97%, 09/15/2032*	224,960	225,366
Series 2024-B, Class B 5.12%, 09/15/2032*	224,960	225,200
Bayview Opportunity Master Fund LLC FRS
Series 2024-CAR1, Class A 5.45%, (SOFR30A+1.10%), 12/26/2031*	170,471	170,982
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
CarMax Auto Owner Trust
Series 2024-3, Class A3 4.89%, 07/16/2029	$ 105,000	$ 105,707
Series 2024-1, Class B 5.17%, 08/15/2029	60,000	60,546
Series 2023-3, Class A3 5.28%, 05/15/2028	200,000	201,632
Series 2023-3, Class B 5.47%, 02/15/2029	145,000	146,904
Carvana Auto Receivables Trust
Series 2021-P4, Class C 2.33%, 02/10/2028	530,000	496,926
Series 2024-P4, Class A3 4.64%, 01/10/2030	155,000	154,984
Series 2024-N3, Class B 4.67%, 12/10/2030*	970,000	961,973
Series 2024-P4, Class A4 4.74%, 12/10/2030	265,000	263,497
Series 2024-N1, Class B 5.63%, 05/10/2030*	185,000	186,671
Drive Auto Receivables Trust
Series 2024-2, Class B 4.52%, 07/16/2029	505,000	502,006
Enterprise Fleet Financing LLC
Series 2024-4, Class A2 4.69%, 07/20/2027*	130,000	130,228
Series 2024-4, Class A4 4.70%, 06/20/2031*	190,000	189,424
Series 2023-2, Class A2 5.56%, 04/22/2030*	595,634	600,374
Ford Credit Auto Owner Trust
Series 2020-2, Class C 1.74%, 04/15/2033*	520,000	507,121
Series 2023-1, Class A 4.85%, 08/15/2035*	155,000	155,994
GM Financial Consumer Automobile Receivables Trust
Series 2025-1, Class A3 4.62%, 12/17/2029	145,000	145,325
Series 2025-1, Class A4 4.73%, 08/16/2030	155,000	155,553
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class A 5.59%, 04/25/2029*	210,000	212,330
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class B 6.45%, 12/15/2032*	87,071	87,411
Santander Drive Auto Receivables Trust
Series 2024-5, Class A3 4.62%, 11/15/2028	225,000	224,711
Series 2024-5, Class B 4.63%, 08/15/2029	255,000	254,069
Series 2025-1, Class A3 4.74%, 01/16/2029	315,000	315,276
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3 5.33%, 11/20/2029*	260,000	262,830
Series 2024-2A, Class B 5.41%, 08/20/2030*	60,000	60,886
US Bank NA
Series 2023-1, Class B 6.79%, 08/25/2032*	125,622	127,470
		7,131,396

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Finance - Credit Card — 0.0%
Synchrony Card Funding LLC
Series 2023-A1, Class A 5.54%, 07/15/2029	$ 180,000	$ 182,490
Other Asset Backed Securities — 0.8%
Auxilior Term Funding LLC
Series 2024-1A, Class A2 5.84%, 03/15/2027*	93,751	94,512
CyrusOne Data Centers Issuer I LLC
Series 2024-2A, Class A2 4.50%, 05/20/2049*	755,000	722,269
Dell Equipment Finance Trust
Series 2024-2, Class A3 4.59%, 08/22/2030*	120,000	120,122
Elara HGV Timeshare Issuer LLC
Series 2023-A, Class A 6.16%, 02/25/2038*	119,661	122,255
Series 2023-A, Class B 6.53%, 02/25/2038*	93,284	94,859
Elmwood CLO 20, Ltd. FRS
Series 2022-7A, Class AR 5.80%, (TSFR3M+1.50%), 01/17/2037*	375,000	377,603
Golub Capital Partners Static, Ltd. FRS
Series 2019-43A, Class A1R 5.63%, (TSFR3M+1.34%), 10/20/2037*	620,000	624,947
Halseypoint CLO 6, Ltd. FRS
Series 2022-6A, Class A1R 5.65%, (TSFR3M+1.35%), 01/20/2038*	250,000	250,089
Hardee's Funding LLC
Series 2024-1A, Class A2 7.25%, 03/20/2054*	501,213	515,474
Highbridge Loan Management, Ltd. FRS
Series 5A-2015, Class A1R3 5.36%, (TSFR3M+1.06%), 10/15/2030*	362,483	362,818
Jamestown CLO XV, Ltd. FRS
Series 2020-15A, Class A1R 5.67%, (TSFR3M+1.37%), 07/15/2035*	345,000	345,765
KKR CLO 43, Ltd. FRS
Series 2022-43A, Class A1R 6.05%, (TSFR3M+1.75%), 01/15/2036*	330,000	333,158
MVW LLC
Series 2019-2A, Class A 2.22%, 10/20/2038*	43,745	42,737
Series 2023-2A, Class A 6.18%, 11/20/2040*	97,062	99,349
Series 2023-2A, Class B 6.33%, 11/20/2040*	77,368	78,668
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2 3.13%, 02/15/2068*	169,618	165,837
Nelnet Student Loan Trust
Series 2021-CA, Class AFX 1.32%, 04/20/2062*	446,184	410,677
Neuberger Berman CLO XXI, Ltd. FRS
Series 2016-21A, Class A1R3 5.61%, (TSFR3M+1.32%), 01/20/2039*	250,000	252,310
OCP CLO, Ltd. FRS
Series 2017-13A, Class AR2 5.90%, (TSFR3M+1.34%), 11/26/2037*	335,000	337,175
Octane Receivables Trust
Series 2024-RVM1, Class A 5.01%, 01/22/2046*	250,000	250,310
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Series 2024-1A, Class A2 5.68%, 05/20/2030*	$ 163,719	$ 165,203
Palmer Square CLO, Ltd. FRS
Series 2021-2A, Class A 5.71%, (TSFR3M+1.41%), 07/15/2034*	490,000	491,492
Series 2020-3A, Class A1R2 6.17%, (TSFR3M+1.65%), 11/15/2036*	425,000	427,877
Post Road Equipment Finance LLC
Series 2025-1A, Class A2 4.90%, 05/15/2031*	460,000	460,359
Series 2024-1A, Class A2 5.59%, 11/15/2029*	89,149	89,667
Progress Residential Trust
Series 2024-SFR4, Class A 3.10%, 07/17/2041*	205,000	189,113
SCF Equipment Leasing LLC
Series 2024-1A, Class C 5.82%, 09/20/2032*	235,000	238,677
SCF Equipment Trust LLC
Series 2025-1A, Class A2 4.82%, 07/22/2030*	290,000	290,200
Series 2025-1A, Class A3 5.11%, 11/21/2033*	280,000	281,274
SEB Funding LLC
Series 2024-1A, Class A2 7.39%, 04/30/2054*	525,000	540,577
ServiceMaster Funding LLC
Series 2021-1, Class A2I 2.87%, 07/30/2051*	460,260	417,198
Signal Peak CLO 5, Ltd. FRS
Series 2018-5A, Class A1R 5.85%, (TSFR3M+1.55%), 04/25/2037*	680,000	683,907
SMB Private Education Loan Trust
Series 2021-A, Class APT1 1.07%, 01/15/2053*	409,881	364,588
Verdant Receivables LLC
Series 2024-1A, Class A2 5.68%, 12/12/2031*	98,405	99,490
Series 2023-1A, Class A2 6.24%, 01/13/2031*	79,184	80,377
Verizon Master Trust
Series 2025-1, Class A 4.71%, 01/21/2031	920,000	923,510
		11,344,443
Total Asset Backed Securities (cost $18,711,211)		18,658,329
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.6%
Commercial and Residential — 1.0%
Angel Oak Mtg. Trust
Series 2023-3, Class A1 4.80%, 09/26/2067*(8)	804,993	791,931
Angel Oak Mtg. Trust VRS
Series 2021-1, Class A1 0.91%, 01/25/2066*(9)	230,048	192,830
Series 2021-2, Class A1 0.99%, 04/25/2066*(9)	225,187	191,916
Series 2021-1, Class A2 1.12%, 01/25/2066*(9)	73,914	62,157
Series 2020-6, Class A2 1.52%, 05/25/2065*(9)	72,284	65,304

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
BANK5
Series 2024-5YR8, Class A3 5.88%, 08/15/2057	$ 75,000	$ 77,285
BANK5 VRS
Series 2024-5YR12, Class A3 5.90%, 12/15/2057(9)	40,000	41,335
Barclays Mtg. Loan Trust VRS
Series 2021-NQM1, Class A3 2.19%, 09/25/2051*(9)	234,880	209,670
BBCMS Mtg. Trust
Series 2024-5C27, Class A3 6.01%, 07/15/2057	40,000	41,477
Benchmark Mtg. Trust VRS
Series 2023-V3, Class A3 6.36%, 07/15/2056(9)	721,871	750,738
BIG Commercial Mtg. Trust FRS
Series 2022-BIG, Class A 5.65%, (TSFR1M+1.34%), 02/15/2039*	958,355	957,262
BMO Mtg. Trust
Series 2024-C9, Class A5 5.76%, 07/15/2057	785,000	813,383
BX Commercial Mtg. Trust FRS
Series 2024-MDHS, Class A 5.95%, (TSFR1M+1.64%), 05/15/2041*	306,203	307,447
BX Trust
Series 2023-LIFE, Class B 5.39%, 02/15/2028*	595,000	577,054
CD Mtg. Trust VRS
Series 2016-CD2, Class A4 3.53%, 11/10/2049(9)	520,000	500,242
Citigroup Commercial Mtg. Trust
Series 2016-GC36, Class A5 3.62%, 02/10/2049	250,000	245,313
Series 2015-GC33, Class A4 3.78%, 09/10/2058	50,000	49,521
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2020-EXP2, Class A3 2.50%, 08/25/2050*(9)	250,317	211,068
COLT Mtg. Loan Trust VRS
Series 2020-3, Class A1 1.51%, 04/27/2065*(9)	15,969	15,461
Series 2022-3, Class A1 3.90%, 02/25/2067*(9)	462,425	440,980
COMM Mtg. Trust
Series 2015-CR26, Class A4 3.63%, 10/10/2048	345,000	341,527
Series 2015-CR24, Class A5 3.70%, 08/10/2048	250,000	248,414
Series 2015-PC1, Class A5 3.90%, 07/10/2050	137,398	136,990
Connecticut Avenue Securities Trust FRS
Series 2024-R04, Class 1A1 5.35%, (SOFR30A+1.00%), 05/25/2044*	191,960	192,317
CSAIL Commercial Mtg. Trust
Series 2016-C6, Class A5 3.09%, 01/15/2049	245,000	239,381
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(9)	140,164	114,444
Series 2020-2, Class A1 1.18%, 10/25/2065*(9)	159,160	148,402
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2019-2, Class A3 3.05%, 11/25/2059*(9)	$ 34,591	$ 33,221
FIVE Mtg. Trust VRS
Series 2023-V1, Class A3 5.67%, 02/10/2056(9)	540,000	549,504
Galton Funding Mtg. Trust VRS
Series 2018-1, Class A23 3.50%, 11/25/2057*(9)	18,395	16,378
GS Mtg. Securities Trust
Series 2015-GC32, Class A4 3.76%, 07/10/2048	25,000	24,853
GS Mtg. Securities Trust VRS
Series 2020-INV1, Class A14 2.91%, 10/25/2050*(9)	172,170	144,031
Hudson Yards Mtg. Trust VRS
Series 2025-SPRL, Class A 5.47%, 01/13/2040*(9)	155,000	156,707
J.P. Morgan Chase Commercial Mtg. Securities Trust
Series 2022-OPO, Class B 3.38%, 01/05/2039*	240,000	218,491
JPMorgan Mtg. Trust FRS
Series 2020-INV1, Class A11 5.26%, (TSFR1M+0.94%), 08/25/2050*	36,482	34,479
JPMorgan Mtg. Trust VRS
Series 2020-INV2, Class A3 3.00%, 10/25/2050*(9)	222,622	189,525
Series 2019-INV3, Class A3 3.50%, 05/25/2050*(9)	70,864	62,575
Series 2020-INV1, Class A3 3.50%, 08/25/2050*(9)	60,804	53,577
MARQ Trust FRS
Series 2024-HOU, Class A 5.90%, (TSFR1M+1.59%), 06/15/2039*	100,000	100,201
MHC Commercial Mtg. Trust FRS
Series 2021-MHC, Class B 5.52%, (TSFR1M+1.21%), 04/15/2038*	836,000	835,216
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class AS 4.07%, 12/15/2047	410,000	400,931
New Residential Mtg. Loan Trust VRS
Series 2022-INV1, Class A4 3.00%, 03/25/2052*(9)	474,927	394,041
OBX Trust FRS
Series 2020-EXP1, Class 2A2 5.38%, (TSFR1M+1.06%), 02/25/2060*	20,477	20,228
Series 2019-EXP3, Class 2A2 5.53%, (TSFR1M+1.21%), 10/25/2059*	12,435	12,541
OBX Trust VRS
Series 2020-EXP2, Class A8 3.00%, 05/25/2060*(9)	132,789	114,014
Series 2019-EXP3, Class 1A9 3.50%, 10/25/2059*(9)	38,483	33,942
Series 2020-EXP1, Class 1A8 3.50%, 02/25/2060*(9)	110,903	97,011
Provident Funding Mtg. Trust VRS
Series 2019-1, Class B1 3.18%, 12/25/2049*(9)	611,065	514,147
PSMC Trust VRS
Series 2021-2, Class A3 2.50%, 05/25/2051*(9)	494,596	438,606
RCKT Mtg. Trust
Series 2024-CES9, Class A1A 5.58%, 12/25/2044*(8)	98,957	99,193

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
SDR Commercial Mtg. Trust FRS
Series 2024-DSNY, Class A 5.70%, (TSFR1M+1.39%), 05/15/2039*	$ 570,000	$ 569,644
Sequoia Mtg. Trust VRS
Series 2018-CH2, Class A3 4.00%, 06/25/2048*(9)	38,495	35,320
SG Residential Mtg. Trust VRS
Series 2019-3, Class A1 2.70%, 09/25/2059*(9)	1,274	1,266
Starwood Mtg. Residential Trust VRS
Series 2020-INV1, Class A1 1.03%, 11/25/2055*(9)	63,443	59,928
Series 2019-INV1, Class A3 2.92%, 09/27/2049*(9)	108,196	106,801
Towd Point Mtg. Trust VRS
Series 2017-4, Class A1 2.75%, 06/25/2057*(9)	182,893	177,529
Series 2017-3, Class A1 2.75%, 07/25/2057*(9)	4,400	4,378
Series 2018-1, Class A1 3.00%, 01/25/2058*(9)	19,601	19,284
Series 2024-1, Class A1 4.71%, 03/25/2064*(9)	634,039	632,786
Verus Securitization Trust
Series 2023-INV1, Class A1 6.00%, 02/25/2068*(8)	96,778	97,082
Series 2024-INV1, Class A2 6.32%, 03/25/2069*(8)	414,866	417,618
Verus Securitization Trust VRS
Series 2021-1, Class A1 0.82%, 01/25/2066*(9)	107,609	94,751
WB Commercial Mtg. Trust VRS
Series 2024-HQ, Class A 6.13%, 03/15/2040*(9)	255,000	256,347
Worldwide Plaza Trust
Series 2017-WWP, Class A 3.53%, 11/10/2036*	236,262	168,313
		15,148,308
U.S. Government Agency — 0.6%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K057, Class A1 2.21%, 06/25/2025	5,442	5,417
Series K068, Class A1 2.95%, 02/25/2027	111,876	110,136
Series K-753, Class A2 4.40%, 10/25/2030	1,890,000	1,858,223
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K137, Class A2 2.35%, 11/25/2031(9)	3,380,000	2,909,495
Series K-150, Class A2 3.71%, 09/25/2032(9)	1,460,000	1,357,036
Series K-156, Class A2 4.43%, 02/25/2033(9)	1,155,000	1,125,827
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4623, Class MF 5.02%, (SOFR30A+0.61%), 10/15/2046	20,696	20,336
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2021-DNA7, Class M1 5.20%, (SOFR30A+0.85%), 11/25/2041*	$ 214,987	$ 214,723
Series 2024-DNA2, Class A1 5.60%, (SOFR30A+1.25%), 05/25/2044*	273,156	275,234
Government National Mtg. Assoc.
Series 2018-8, Class DA 3.00%, 11/20/2047	15,963	14,580
Government National Mtg. Assoc. REMIC
Series 2022-63, Class LM 3.50%, 10/20/2050	300,000	241,892
		8,132,899
Total Collateralized Mortgage Obligations (cost $24,200,061)		23,281,207
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 14.8%
U.S. Government — 7.9%
United States Treasury Bonds
1.13%, 05/15/2040	1,000,000	605,234
1.38%, 08/15/2050	1,280,000	624,700
1.88%, 02/15/2051	2,575,000	1,434,557
2.00%, 02/15/2050 to 08/15/2051	8,085,000	4,672,987
2.25%, 02/15/2052	1,580,000	958,431
2.38%, 05/15/2051	350,000	220,240
2.50%, 02/15/2046	1,545,000	1,060,860
2.88%, 11/15/2046	1,875,000	1,367,212
3.00%, 11/15/2045 to 08/15/2048	8,815,000	6,524,816
3.13%, 11/15/2041(10)	2,405,000	1,943,165
3.13%, 02/15/2043	1,155,000	915,202
3.63%, 02/15/2053 to 05/15/2053	4,525,000	3,680,679
3.88%, 02/15/2043	550,000	486,836
4.00%, 11/15/2052	1,445,000	1,257,940
4.25%, 02/15/2054 to 08/15/2054	2,290,000	2,087,207
4.50%, 05/15/2038 to 11/15/2054	5,180,000	5,084,754
4.63%, 11/15/2044	2,700,000	2,621,109
4.75%, 02/15/2037 to 11/15/2053	1,940,000	1,920,290
United States Treasury Bonds TIPS
0.75%, 02/15/2042 to 02/15/2045(11)	626,419	482,203
1.38%, 02/15/2044(11)	216,597	183,770
1.50%, 02/15/2053(11)	6,793	5,508
1.75%, 01/15/2028(11)	150,599	151,031
2.13%, 02/15/2054(11)	349,417	327,144
2.50%, 01/15/2029(11)	146,949	151,086
3.88%, 04/15/2029(11)	479,792	519,357
United States Treasury Notes
0.63%, 08/15/2030	1,230,000	1,004,900
0.75%, 01/31/2028	1,635,000	1,476,098
1.25%, 08/15/2031	1,535,000	1,259,839
1.88%, 02/28/2027 to 02/15/2032	2,200,000	2,042,769
2.75%, 07/31/2027	1,035,000	999,179
2.88%, 05/15/2032	1,920,000	1,732,050
3.63%, 05/31/2028 to 08/31/2029	7,810,000	7,649,181
3.88%, 08/15/2034	2,845,000	2,698,749
4.00%, 02/29/2028 to 06/30/2028(12)	13,110,000	13,008,990
4.00%, 02/15/2034	2,305,000	2,214,601
4.13%, 09/30/2027 to 11/30/2029	4,945,000	4,917,200
4.13%, 10/31/2027(12)	7,805,000	7,785,488
4.25%, 02/28/2029 to 06/30/2029	5,520,000	5,505,622
4.38%, 12/31/2029	1,845,000	1,848,315
4.50%, 03/31/2026 to 11/15/2033	7,885,000	7,899,298
4.50%, 05/31/2029(12)	8,305,000	8,362,746

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
United States Treasury Notes TIPS
0.13%, 07/15/2026 to 01/15/2030(11)	$ 705,425	$ 677,127
0.25%, 07/15/2029(11)	185,012	173,573
0.50%, 01/15/2028(11)	166,277	160,812
0.63%, 07/15/2032(11)	977	887
0.75%, 07/15/2028(11)	163,394	158,829
0.88%, 01/15/2029(11)	169,181	163,487
1.13%, 01/15/2033(11)	21,183	19,760
1.25%, 04/15/2028(11)	126,221	124,362
1.38%, 07/15/2033(11)	155,823	147,973
1.63%, 10/15/2029(11)	396,061	393,769
1.75%, 01/15/2034(11)	917,789	892,109
1.88%, 07/15/2034(11)	75,410	74,137
2.13%, 04/15/2029(11)	338,847	342,894
2.38%, 10/15/2028(11)	1,197,433	1,229,054
		114,250,116
U.S. Government Agency — 6.9%
Federal Home Loan Mtg. Corp.
2.00%, 08/01/2036 to 05/01/2052	6,198,346	4,930,174
2.50%, 03/01/2042 to 05/01/2052	6,485,152	5,351,220
3.00%, 11/01/2034 to 09/01/2052	1,816,114	1,569,139
3.50%, 06/01/2033 to 03/01/2048	413,789	374,131
4.00%, 09/01/2045 to 04/01/2050	886,984	819,752
5.00%, 12/01/2041 to 07/01/2054	770,605	747,886
5.50%, 08/01/2053 to 10/01/2054	2,998,891	2,975,537
6.00%, 08/01/2054 to 12/01/2054	2,028,100	2,043,937
6.50%, 01/01/2054 to 01/01/2055	844,074	868,108
Federal National Mtg. Assoc.
1.50%, 04/01/2037 to 01/01/2042	2,227,637	1,886,825
2.00%, 05/01/2036 to 03/01/2052	19,344,280	15,571,992
2.50%, 11/01/2031 to 04/01/2052	10,621,001	8,886,503
3.00%, 01/01/2031 to 07/01/2050	7,203,544	6,389,540
3.50%, 11/01/2032 to 01/01/2052	5,703,721	5,178,933
4.00%, 12/01/2040 to 09/01/2052	3,422,982	3,171,368
4.50%, 07/01/2040 to 07/01/2053	4,166,997	3,958,705
5.00%, 10/01/2033 to 07/01/2053	1,760,095	1,722,036
5.50%, 10/01/2035 to 10/01/2054	2,443,374	2,445,987
6.00%, 09/01/2037 to 08/01/2054	3,202,403	3,252,554
6.50%, 11/01/2053 to 01/01/2055	2,321,529	2,389,646
Government National Mtg. Assoc.
1.50%, 12/20/2036 to 05/20/2037	230,305	200,830
2.00%, 01/20/2051 to 01/20/2052	4,747,863	3,804,666
2.50%, 08/20/2050 to 01/20/2052	5,373,975	4,497,090
3.00%, 11/15/2042 to 06/20/2052	3,814,108	3,334,485
3.50%, 08/20/2042 to 01/20/2049	1,858,347	1,688,062
4.00%, 09/20/2045 to 10/20/2052	2,359,984	2,187,916
4.50%, 04/20/2041 to 04/20/2053	1,805,856	1,721,840
5.00%, 08/20/2042 to 08/20/2052	1,021,627	1,006,649
5.00%, February 30 TBA	465,000	451,849
5.50%, 03/20/2048 to 02/20/2055	2,175,554	2,164,484
6.00%, 09/20/2052 to 11/20/2052	451,457	458,153
6.00%, February 30 TBA	280,000	282,362
Uniform Mtg. Backed Securities
3.50%, February 30 TBA	705,000	623,760
5.00%, February 30 TBA	1,600,000	1,544,942
6.50%, February 30 TBA	470,000	481,842
		98,982,903
Total U.S. Government & Agency Obligations (cost $235,873,525)		213,233,019
Security Description	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Regional(State/Province) — 0.2%
Province of Alberta Canada
3.30%, 03/15/2028	$ 555,000	$ 536,323
4.50%, 01/24/2034	420,000	406,707
Province of British Columbia Canada
4.20%, 07/06/2033	819,000	780,392
Province of Manitoba Canada
4.30%, 07/27/2033	830,000	795,052
		2,518,474
Sovereign — 0.2%
Republic of Panama
3.30%, 01/19/2033	1,000,000	771,135
Republic of Peru
5.38%, 02/08/2035	190,000	183,553
Republic of Poland
3.25%, 04/06/2026	110,000	108,476
State of Qatar
3.75%, 04/16/2030*	200,000	190,500
United Mexican States
2.66%, 05/24/2031	1,039,000	851,962
3.50%, 02/12/2034	775,000	619,171
		2,724,797
Total Foreign Government Obligations (cost $5,912,265)		5,243,271
MUNICIPAL SECURITIES — 0.6%
Bay Area Toll Authority Revenue Bonds
6.91%, 10/01/2050	600,000	682,965
California State Public Works Board Revenue Bonds
7.80%, 03/01/2035	300,000	334,174
County of Fulton GA General Obligation Bonds
5.15%, 07/01/2039	805,000	787,821
Detroit City School District General Obligation Bonds
6.65%, 05/01/2029	295,000	314,684
Florida Development Finance Corp. Revenue Bonds
4.11%, 04/01/2050	810,000	652,678
Grand Parkway Transportation Corp. Revenue Bonds
3.24%, 10/01/2052	390,000	268,179
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds
5.72%, 12/01/2038	375,000	378,400
Municipal Electric Authority of Georgia Revenue Bonds
6.66%, 04/01/2057	1,030,000	1,105,226
New York State Dormitory Authority Revenue Bonds
3.88%, 07/01/2046	200,000	160,918
Northern California Power Agency Revenue Bonds
7.31%, 06/01/2040	300,000	330,503
Public Finance Authority Revenue Bonds
3.41%, 07/01/2051	930,000	640,217

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
San Jose Redevelopment Agency Successor Agency Tax Allocation
3.38%, 08/01/2034	$ 285,000	$ 255,617
State of California General Obligation Bonds
7.50%, 04/01/2034	300,000	341,533
7.63%, 03/01/2040	620,000	725,242
State of Wisconsin Revenue Bonds
3.95%, 05/01/2036	850,000	774,570
Texas A&M University Revenue Bonds
3.33%, 05/15/2039	1,100,000	913,591
Western Minnesota Municipal Power Agency Revenue Bonds
3.16%, 01/01/2039	770,000	631,800
Total Municipal Securities (cost $10,990,160)		9,298,118
PURCHASED OPTIONS† — 0.4%
Purchased Options - Puts — 0.4%
Over the Counter put option on the S&P 500 Index (Expiration Date: 06/20/2025; Strike Price: $5,100.00; Counterparty: Goldman Sachs International) (cost $7,497,947)	1,448	5,758,260
Total Long-Term Investment Securities (cost $1,126,967,346)		1,303,491,543
SHORT-TERM INVESTMENTS — 10.1%
Unaffiliated Investment Companies — 10.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.33%(13) (cost $145,326,495)	145,326,495	145,326,495
TOTAL INVESTMENTS (cost $1,272,293,841)(14)	100.7%	1,448,818,038
Other assets less liabilities	(0.7)	(9,495,765)
NET ASSETS	100.0%	$1,439,322,273
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA T. Rowe Price VCP Balanced Portfolio has no right to demand registration of these securities. At January 31, 2025, the aggregate value of these securities was $105,591,241 representing 7.3% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2025, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Alrosa PJSC
	03/13/2020	13,940	$12,372
	03/18/2020	23,690	17,711
	06/09/2021	30,700	54,716
	06/10/2021	32,960	60,799
	06/22/2021	20,570	38,776
		121,860	184,374	$0	$0.00	0.0%
Canva, Inc.
	08/16/2021	35	59,645
	11/04/2021	62	105,695
	12/17/2021	23	39,196
		120	204,536	158,816	1,323.47	0.0
Farmer's Business Network, Inc.	11/03/2017	562	10,377	1,967	3.50	0.0
Gusto, Inc.	10/04/2021	2,300	66,213	42,757	18.59	0.0
Polyus PJSC
	03/27/2020	79	11,067
	04/03/2020	68	9,043
	06/09/2021	35	7,330
	06/10/2021	48	9,989
	06/11/2021	43	9,073
	06/22/2021	155	31,068
		428	77,570	0	0.00	0.0
Convertible Preferred Stocks
Canva, Inc.
	11/04/2021	6	10,229
	12/17/2021	2	3,408
		8	13,637	10,588	1,323.47	0.0
Databricks, Inc. Series G	02/01/2021	1,206	71,302	111,555	92.50	0.0
Databricks, Inc. Series H	08/31/2021	2,613	192,014	241,702	92.50	0.0
Farmer's Business Network, Inc. Series D	11/03/2017	1	18	4	3.50	0.0
Gusto, Inc. Series E	07/13/2021	3,216	97,751	59,785	18.59	0.0

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks (continued)
KoBold Metals Co. Series B-1	01/10/2022	3,900	$106,903	$331,316	$84.95	0.1%
Lilac Solutions, Inc. Series B	09/08/2021	4,155	54,547	38,600	9.29	0.0
				$997,090		0.1%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(5)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(6)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. The rate shown represents the rate at the end of the period. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(7)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(8)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of January 31, 2025.
(9)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open centrally cleared swap contracts.
(11)	Principal amount of security is adjusted for inflation.
(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(13)	The rate shown is the 7-day yield as of January 31, 2025.
(14)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
CLO—Collateralized Loan Obligation
CVA—Certification Van Aandelen (Dutch Cert.)
DAC—Designated Activity Company
FRS—Floating Rate Security
GDR—Global Depositary Receipt
JSE—Johannesburg Stock Exchange
LSE—London Stock Exchange
NASDAQ—National Association of Securities Dealers Automated Quotations
NYSE—New York Stock Exchange
REMIC—Real Estate Mortgage Investment Conduit
SDR—Swedish Depositary Receipt
SOFR—Secured Overnight Financing Rate
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TSX—Toronto Stock Exchange
VRS—Variable Rate Security
XAMS—Euronext Amsterdam Stock Exchange
The rates shown on FRS and/or VRS are the current interest rates at January 31, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	CDX Investment Grade Index Series 42	0.431%	3,800,000	USD	3,800,000	1.000%	Quarterly	Jun 2029	$67,902	$18,493	$86,395
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
680	Long	MSCI EAFE Index	March 2025	$79,519,034	$80,597,000	$1,077,966
369	Short	U.S. Treasury 10 Year Notes	March 2025	40,818,824	40,163,344	655,480
113	Short	U.S. Treasury 2 Year Notes	March 2025	23,237,339	23,235,624	1,715
79	Short	U.S. Treasury 5 Year Notes	March 2025	8,448,724	8,404,860	43,864
139	Short	U.S. Treasury Long Bonds	March 2025	16,398,545	15,832,969	565,576

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Futures Contracts — (continued)

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
3	Short	U.S. Treasury Ultra 10 Year Notes	March 2025	338,597	$ 334,125	$ 4,472
54	Short	U.S. Treasury Ultra Bonds	March 2025	6,758,912	6,397,313	361,599
						$2,710,672
						Unrealized (Depreciation)
627	Long	S&P 500 E-Mini Index	March 2025	$192,406,258	$190,208,287	$(2,197,971)
		Net Unrealized Appreciation (Depreciation)				$512,701
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising	$—	$1,589,442	$—	$1,589,442
Aerospace/Defense	12,255,244	4,576,325	—	16,831,569
Agriculture	1,129,893	1,114,746	1,967	2,246,606
Apparel	433,788	1,580,672	—	2,014,460
Auto Manufacturers	11,259,774	5,446,384	—	16,706,158
Auto Parts & Equipment	1,027,651	3,463,202	—	4,490,853
Banks	27,381,745	24,756,275	—	52,138,020
Beverages	5,631,818	3,205,822	—	8,837,640
Biotechnology	4,861,455	623,523	—	5,484,978
Chemicals	12,098,472	7,011,447	—	19,109,919
Commercial Services	7,771,766	5,092,946	42,757	12,907,469
Computer Graphics	—	—	158,816	158,816
Computers	33,130,007	1,858,879	—	34,988,886
Cosmetics/Personal Care	13,137,483	6,921,898	—	20,059,381
Distribution/Wholesale	652,447	3,959,190	—	4,611,637
Diversified Financial Services	29,777,976	2,321,300	—	32,099,276
Electric	15,083,877	5,852,225	—	20,936,102
Electrical Components & Equipment	3,497,763	2,009,397	—	5,507,160
Electronics	9,250,008	3,761,201	—	13,011,209
Engineering & Construction	—	1,612,410	—	1,612,410
Environmental Control	2,283,620	11,128	—	2,294,748
Food	1,412,241	7,463,066	—	8,875,307
Food Service	—	3,017,990	—	3,017,990
Healthcare-Products	19,338,535	8,319,426	—	27,657,961
Home Builders	456,289	854,508	—	1,310,797
Home Furnishings	—	4,204,050	—	4,204,050
Insurance	25,606,510	18,602,759	—	44,209,269
Internet	81,996,159	2,815,157	—	84,811,316
Investment Companies	—	39,805	—	39,805
Iron/Steel	2,692,407	562,961	—	3,255,368
Leisure Time	483,872	1,469,946	—	1,953,818
Machinery-Construction & Mining	1,374,799	3,362,070	—	4,736,869
Machinery-Diversified	10,240,882	2,482,864	—	12,723,746
Metal Fabricate/Hardware	106,823	2,724,047	—	2,830,870
Mining	10,449,841	10,026,909	0	20,476,750
Miscellaneous Manufacturing	1,820,003	7,546,801	—	9,366,804
Oil & Gas	26,900,750	8,221,626	—	35,122,376
Packaging & Containers	406,708	782,820	—	1,189,528
Pharmaceuticals	26,461,033	17,162,961	—	43,623,994
Private Equity	2,536,598	2,091,283	—	4,627,881
Real Estate	359,061	3,420,936	—	3,779,997
REITS	27,509,704	4,074,442	—	31,584,146
Retail	31,279,080	7,464,994	—	38,744,074
Semiconductors	58,937,690	14,890,801	—	73,828,491

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS: (continued)
Investments at Value:* (continued)
Software	$53,374,439	$4,508,068	$—	$57,882,507
Telecommunications	5,985,742	6,222,591	—	12,208,333
Transportation	9,517,683	53,594	—	9,571,277
Other Industries	39,444,880	—	—	39,444,880
Preferred Stocks	—	465,730	—	465,730
Convertible Preferred Stocks	—	—	793,550	793,550
Corporate Bonds & Notes	—	164,435,057	—	164,435,057
Loans	—	3,610,059	—	3,610,059
Asset Backed Securities	—	18,658,329	—	18,658,329
Collateralized Mortgage Obligations	—	23,281,207	—	23,281,207
U.S. Government & Agency Obligations	—	213,233,019	—	213,233,019
Foreign Government Obligations	—	5,243,271	—	5,243,271
Municipal Securities	—	9,298,118	—	9,298,118
Purchased Options	—	5,758,260	—	5,758,260
Short-Term Investments	145,326,495	—	—	145,326,495
Total Investments at Value	$774,683,011	$673,137,937	$997,090	$1,448,818,038
Other Financial Instruments:†
Swaps	$—	$18,493	$—	$18,493
Futures Contracts	2,710,672	—	—	2,710,672
Total Other Financial Instruments	$2,710,672	$18,493	$—	$2,729,165
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$2,197,971	$—	$—	$2,197,971
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 83.0%
Domestic Equity Investment Companies — 51.7%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	6,443,744	$ 126,104,078
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	9,089,368	134,068,173
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	13,452,280	167,480,885
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1†	4,122,901	66,626,086
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	6,099,032	106,306,136
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	4,003,682	47,563,744
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	4,805,513	102,021,037
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	4,050,420	259,834,421
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	602,321	8,227,705
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	3,608,883	46,735,039
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	9,209,974	201,330,039
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	3,836,179	66,787,881
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	4,945,105	114,973,701
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	6,037,436	81,565,754
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1†	12,582,994	93,994,965
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	4,873,611	103,174,350
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	5,128,351	176,004,998
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	5,120,193	120,990,149
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1†	4,229,115	87,458,097
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	11,641,874	346,112,909
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	21,557,362	873,719,863
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	13,654,601	263,260,715
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	13,441,809	231,871,204
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	6,545,027	143,597,886
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	3,391,703	54,301,170
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	3,221,242	43,583,404
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1†	2,924,134	136,615,527
Total Domestic Equity Investment Companies (cost $3,467,098,130)		4,204,309,916
Domestic Fixed Income Investment Companies — 22.7%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	13,661,211	117,486,412
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	38,913,247	386,408,539
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	17,955,314	$ 206,845,217
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	8,823,175	82,673,154
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	8,660,349	86,257,072
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	64,677,722	520,655,666
SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio, Class 1	4,591,935	49,592,897
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	8,215,399	43,130,847
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	27,310,706	351,761,898
Total Domestic Fixed Income Investment Companies (cost $2,063,052,620)		1,844,811,702
International Equity Investment Companies — 8.4%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	12,356,006	109,103,529
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	1,419,465	20,582,241
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	5,727,457	109,279,880
SunAmerica Series Trust SA International Index Portfolio, Class 1	7,085,845	95,304,619
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	2,723,869	22,226,771
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	6,131,544	133,361,078
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	10,004,434	101,344,913
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	2,486,351	34,286,786
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	4,629,664	55,093,004
Total International Equity Investment Companies (cost $609,451,916)		680,582,821
International Fixed Income Investment Companies — 0.2%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1 (cost $18,098,177)	1,739,967	16,077,291
Total Affiliated Investment Companies (cost $6,157,700,843)		6,745,781,730
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 12.9%
U.S. Government — 12.9%
United States Treasury Notes
2.75%, 08/15/2032	$ 41,634,400	37,090,396
2.88%, 05/15/2032	95,709,000	86,339,987
3.38%, 05/15/2033	109,274,400	100,788,560
3.50%, 02/15/2033	112,551,000	105,059,324
3.88%, 08/15/2033(2)	222,706,200	212,727,918
3.88%, 08/15/2034	97,327,100	92,323,879
4.00%, 02/15/2034	118,118,400	113,485,944
4.13%, 11/15/2032(2)	64,183,600	62,767,048
4.25%, 11/15/2034	15,907,900	15,537,544
4.38%, 05/15/2034	128,760,400	127,191,132
4.50%, 11/15/2033	91,663,800	91,538,478
Total U.S. Government & Agency Obligations (cost $1,079,360,034)		1,044,850,210

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS† — 0.8%
Purchased Options - Puts — 0.8%
Over the Counter put option on the S&P 500 Index (Expiration Date: 05/16/2025; Strike Price: $5,300.00; Counterparty: UBS AG)	140,000	$ 5,240,604
Over the Counter put option on the S&P 500 Index (Expiration Date: 06/20/2025; Strike Price: $5,100.00; Counterparty: UBS AG)	30,000	1,193,010
Over the Counter put option on the S&P 500 Index (Expiration Date: 06/20/2025; Strike Price: $5,600.00; Counterparty: UBS AG)	160,000	13,292,722
Over the Counter put option on the S&P 500 Index (Expiration Date: 07/18/2025; Strike Price: $5,300.00; Counterparty: Citibank, N.A.)	210,000	13,524,254
Over the Counter put option on the S&P 500 Index (Expiration Date: 08/15/2025; Strike Price: $5,400.00; Counterparty: Goldman Sachs International)	410,000	35,672,868
Total Purchased Options (cost $85,455,476)		68,923,458
Total Long-Term Investment Securities (cost $7,322,516,353)		7,859,555,398
SHORT-TERM INVESTMENTS — 4.0%
Unaffiliated Investment Companies — 4.0%
AllianceBernstein Government STIF Portfolio, Class AB 4.48%(3) (cost $326,029,365)	326,029,365	326,029,366
TOTAL INVESTMENTS (cost $7,648,545,718)(4)	100.7%	8,185,584,764
Other assets less liabilities	(0.7)	(58,875,485)
NET ASSETS	100.0%	$8,126,709,279
#	The SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 8.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of January 31, 2025.
(4)	See Note 4 for cost of investments on a tax basis.
STIF—Short Term Investment Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
5,800	Long	S&P 500 E-Mini Index	March 2025	$1,765,414,598	$1,759,502,500	$(5,912,098)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$6,745,781,730	$—	$—	$6,745,781,730
U.S. Government & Agency Obligations	—	1,044,850,210	—	1,044,850,210
Purchased Options	—	68,923,458	—	68,923,458
Short-Term Investments	326,029,366	—	—	326,029,366
Total Investments at Value	$7,071,811,096	$1,113,773,668	$—	$8,185,584,764
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$5,912,098	$—	$—	$5,912,098
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 82.9%
Domestic Equity Investment Companies — 58.9%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	5,293,493	$ 103,593,651
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	6,351,968	93,691,523
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	9,480,368	118,030,584
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1†	3,685,715	59,561,146
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	2,534,211	44,171,294
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	5,195,146	61,718,339
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	1,269,735	26,956,478
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	2,116,494	135,773,101
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	5,934,566	81,066,170
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	2,323,923	30,094,805
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	7,583,686	165,779,373
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	1,727,862	30,082,085
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	3,083,391	71,688,842
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	9,270,305	125,241,826
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1†	3,372,912	25,195,655
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	5,047,506	106,855,708
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	4,829,098	165,734,637
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	9,068,039	214,277,764
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1†	2,495,410	51,605,086
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	6,385,318	189,835,512
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	12,236,493	495,945,070
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	11,910,767	229,639,578
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	6,996,304	120,686,238
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	8,949,007	196,341,202
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,715,696	43,478,298
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,732,617	23,442,314
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1†	1,017,309	47,528,651
Total Domestic Equity Investment Companies (cost $2,766,405,989)		3,058,014,930
Domestic Fixed Income Investment Companies — 14.6%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	5,699,403	49,014,869
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	13,557,118	134,622,182
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	8,316,981	$ 95,811,619
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	4,491,515	42,085,496
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	3,938,902	39,231,460
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	27,290,425	219,687,924
SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio, Class 1	1,717,840	18,552,668
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	4,492,685	23,586,597
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	10,376,232	133,645,865
Total Domestic Fixed Income Investment Companies (cost $835,636,392)		756,238,680
International Equity Investment Companies — 9.1%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	6,654,930	58,763,033
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	1,087,915	15,774,767
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	3,606,652	68,814,925
SunAmerica Series Trust SA International Index Portfolio, Class 1	5,572,869	74,955,085
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	1,525,375	12,447,061
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	3,534,526	76,875,935
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	4,452,765	45,106,508
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	3,318,006	45,755,306
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	6,274,742	74,669,425
Total International Equity Investment Companies (cost $455,408,123)		473,162,045
International Fixed Income Investment Companies — 0.3%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1 (cost $14,337,597)	1,385,259	12,799,797
Total Affiliated Investment Companies (cost $4,071,788,101)		4,300,215,452
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 13.6%
U.S. Government — 13.6%
United States Treasury Notes
2.75%, 08/15/2032	$ 57,502,400	51,226,552
2.88%, 05/15/2032	66,499,800	59,990,093
3.38%, 05/15/2033	69,383,000	63,994,976
3.50%, 02/15/2033	52,117,800	48,648,709
3.88%, 08/15/2033(2)	142,746,100	136,350,405
3.88%, 08/15/2034	82,569,500	78,324,912
4.00%, 02/15/2034	72,965,600	70,103,980
4.13%, 11/15/2032(2)	48,163,600	47,100,615
4.25%, 11/15/2034	10,760,800	10,510,275
4.38%, 05/15/2034	86,621,700	85,565,998
4.50%, 11/15/2033	56,417,500	56,340,367
Total U.S. Government & Agency Obligations (cost $731,320,747)		708,156,882

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS† — 0.9%
Purchased Options - Puts — 0.9%
Over the Counter put option on the S&P 500 Index (Expiration Date: 05/16/2025; Strike Price: $5,300.00; Counterparty: UBS AG)	85,000	$ 3,181,795
Over the Counter put option on the S&P 500 Index (Expiration Date: 06/20/2025; Strike Price: $5,100.00; Counterparty: UBS AG)	10,000	397,670
Over the Counter put option on the S&P 500 Index (Expiration Date: 06/20/2025; Strike Price: $5,600.00; Counterparty: UBS AG)	110,000	9,138,747
Over the Counter put option on the S&P 500 Index (Expiration Date: 07/18/2025; Strike Price: $5,300.00; Counterparty: Citibank, N.A.)	140,000	9,016,169
Over the Counter put option on the S&P 500 Index (Expiration Date: 08/15/2025; Strike Price: $5,400.00; Counterparty: Goldman Sachs International)	270,000	23,491,889
Total Purchased Options (cost $55,390,923)		45,226,270
Total Long-Term Investment Securities (cost $4,858,499,771)		5,053,598,604
SHORT-TERM INVESTMENTS — 3.3%
Unaffiliated Investment Companies — 3.3%
AllianceBernstein Government STIF Portfolio, Class AB 4.48%(3) (cost $172,708,440)	172,708,440	172,708,440
TOTAL INVESTMENTS (cost $5,031,208,211)(4)	100.7%	5,226,307,044
Other assets less liabilities	(0.7)	(36,201,178)
NET ASSETS	100.0%	$5,190,105,866
#	The SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 8.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of January 31, 2025.
(4)	See Note 4 for cost of investments on a tax basis.
STIF—Short Term Investment Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
2,400	Long	S&P 500 E-Mini Index	March 2025	$727,106,975	$728,070,000	$963,025
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$4,300,215,452	$—	$—	$4,300,215,452
U.S. Government & Agency Obligations	—	708,156,882	—	708,156,882
Purchased Options	—	45,226,270	—	45,226,270
Short-Term Investments	172,708,440	—	—	172,708,440
Total Investments at Value	$4,472,923,892	$753,383,152	$—	$5,226,307,044
Other Financial Instruments:†
Futures Contracts	$963,025	$—	$—	$963,025
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA VCP Index Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 80.1%
Domestic Equity Investment Companies — 49.2%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	5,394,002	$218,618,902
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,231,927	35,733,152
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,656,430	22,411,498
Total Domestic Equity Investment Companies (cost $202,730,269)		276,763,552
Domestic Fixed Income Investment Companies — 22.0%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	6,536,842	61,250,210
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	6,247,216	62,222,269
Total Domestic Fixed Income Investment Companies (cost $132,825,496)		123,472,479
International Equity Investment Companies — 8.9%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $42,414,896)	3,702,329	49,796,325
Total Affiliated Investment Companies (cost $377,970,661)		450,032,356
PURCHASED OPTIONS† — 0.5%
Purchased Options - Puts — 0.5%
Over the Counter put option on the S&P 500 Index (Expiration Date: 06/20/2025; Strike Price: $5,100.00; Counterparty: Goldman Sachs International) (cost $3,805,933)	735	2,922,875
Total Long-Term Investment Securities (cost $381,776,594)		452,955,231
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 20.1%
Unaffiliated Investment Companies — 18.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.33%(2)	101,860,363	$101,860,363
T. Rowe Price Treasury Reserve Fund 4.43%(2)	1,187	1,187
		101,861,550
U.S. Government — 1.9%
United States Treasury Bills
4.32%, 03/13/2025(3)	$ 800,000	796,413
4.58%, 03/13/2025(3)	10,000,000	9,955,160
		10,751,573
Total Short-Term Investments (cost $112,606,827)		112,613,123
TOTAL INVESTMENTS (cost $494,383,421)(4)	100.7%	565,568,354
Other assets less liabilities	(0.7)	(3,740,693)
NET ASSETS	100.0%	$561,827,661
#	The SunAmerica Series Trust SA VCP Index Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
†	Non-income producing security
(1)	See Note 8.
(2)	The rate shown is the 7-day yield as of January 31, 2025.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 4 for cost of investments on a tax basis.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
233	Long	MSCI EAFE Index	March 2025	$27,246,896	$27,616,325	$369,429
105	Short	U.S. Treasury 10 Year Notes	March 2025	11,615,112	11,428,593	186,519
106	Short	U.S. Treasury 5 Year Notes	March 2025	11,315,349	11,277,406	37,943
33	Short	U.S. Treasury Long Bonds	March 2025	3,893,180	3,758,907	134,273
17	Short	U.S. Treasury Ultra Bonds	March 2025	2,127,806	2,013,969	113,837
						$842,001
						Unrealized (Depreciation)
106	Long	E-Mini Russell 2000 Index	March 2025	$ 12,631,334	$ 12,165,620	$ (465,714)
470	Long	S&P 500 E-Mini Index	March 2025	144,228,421	142,580,375	(1,648,046)
56	Long	S&P Mid Cap 400 E-Mini Index	March 2025	18,575,465	18,200,000	(375,465)
73	Short	U.S. Treasury 2 Year Notes	March 2025	14,999,685	15,010,625	(10,940)
						$(2,500,165)
		Net Unrealized Appreciation (Depreciation)				$(1,658,164)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA VCP Index Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2025 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$450,032,356	$—	$—	$450,032,356
Purchased Options	—	2,922,875	—	2,922,875
Short-Term Investments:
U.S. Government	—	10,751,573	—	10,751,573
Other Short-Term Investments	101,861,550	—	—	101,861,550
Total Investments at Value	$551,893,906	$13,674,448	$—	$565,568,354
Other Financial Instruments:†
Futures Contracts	$842,001	$—	$—	$842,001
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$2,500,165	$—	$—	$2,500,165
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2025

	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock Multi-Factor 70/30	SA BlackRock VCP Global Multi Asset	SA Emerging Markets Equity Index
ASSETS:
Investments at value (unaffiliated)*	$1,823,293,836	$504,725,863	$96,983,891	$668,960,621	$86,874,902
Investments at value (affiliated)*	—	—	12,123,743	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	14,373,080	2,413,787	499	43,115	1,999,273
Foreign cash*	—	—	—	2,018,424	4,227,528
Cash collateral on futures contracts	—	—	—	6,801,721	—
Cash collateral on centrally cleared swap contracts	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Receivable for:
Fund shares sold	160,257	6,511	—	145,371	13,836
Dividends and interest	319,080	128,161	1,256	4,635,614	91,367
Investments sold	4,279,651	237,348	—	12,498,856	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	8,145	14,326	—	—	—
Due from investment adviser for expense reimbursements/fee waivers	—	29,520	42,867	29,638	22,368
Unrealized appreciation on forward foreign currency contracts	—	—	—	239,301	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	257,555	—
Total assets	1,842,434,049	507,555,516	109,152,256	695,630,216	93,229,274
LIABILITIES:
Payable for:
Fund shares redeemed	964,499	171,329	18,927	522,889	34,668
Investments purchased	5,896,139	372,701	—	21,432,203	—
Reverse repurchase agreement	—	—	—	—	—
Payments on swap contracts	—	—	—	23,111	—
Investment advisory and management fees	937,773	390,135	58,846	482,025	34,545
Service fees—Class 2	10,600	1,095	—	—	—
Service fees—Class 3	148,062	83,274	22,595	140,845	4,315
Transfer agent fees	341	177	75	51	177
Trustees' fees and expenses	18,689	5,571	1,112	7,360	1,020
Other accrued expenses	262,030	144,731	86,575	320,086	151,817
Interest on Forward sales contracts	—	—	—	—	—
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	955,037
Premiums received on over-the-counter swap contracts	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	168,188	65,119
Payable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	280,000	—
Forward sales contracts, at value*	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	1,301,275	—
Payable for collateral on Forward sales contracts	—	—	—	—	—
Payable for collateral on Reverse repurchase agreements	—	—	—	—	—
Total liabilities	8,238,133	1,169,013	188,130	24,678,033	1,246,698
Commitments and contingent liabilities (Note 5)
Net assets	$1,834,195,916	$506,386,503	$108,964,126	$670,952,183	$91,982,576
* Cost
Investments (unaffiliated)	$1,097,306,820	$460,764,871	$86,253,567	$642,513,558	$80,620,208
Investments (affiliated)	$—	$—	$13,352,674	$—	$—
Foreign cash	$—	$—	$—	$2,024,658	$4,267,874
Proceeds from forward sales contracts	$—	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2025 — (continued)

	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock Multi-Factor 70/30	SA BlackRock VCP Global Multi Asset	SA Emerging Markets Equity Index
NET ASSETS REPRESENTED BY:
Paid in capital	$846,183,282	$410,499,735	$95,383,821	$696,600,533	$94,214,736
Total accumulated earnings (loss)	988,012,634	95,886,768	13,580,305	(25,648,350)	(2,232,160)
Net assets	$1,834,195,916	$506,386,503	$108,964,126	$670,952,183	$91,982,576
Class 1 (unlimited shares authorized):
Net assets	$1,042,938,851	$97,404,473	$184,556	$447,987	$71,192,326
Shares of beneficial interest issued and outstanding	16,257,238	7,136,997	10,236	42,089	4,909,971
Net asset value, offering and redemption price per share	$64.15	$13.65	$18.03	$10.64	$14.50
Class 2 (unlimited shares authorized):
Net assets	$84,277,162	$8,773,369	$—	$—	$—
Shares of beneficial interest issued and outstanding	1,351,102	643,008	—	—	—
Net asset value, offering and redemption price per share	$62.38	$13.64	$—	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$706,979,903	$400,208,661	$108,779,570	$670,504,196	$20,790,250
Shares of beneficial interest issued and outstanding	11,721,830	29,865,219	6,062,424	63,240,851	1,445,588
Net asset value, offering and redemption price per share	$60.31	$13.40	$17.94	$10.60	$14.38
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2025 — (continued)

	SA Federated Hermes Corporate Bond	SA Fidelity Institutional AM® International Growth	SA Fidelity Institutional AM® Real Estate	SA Fixed Income Index	SA Fixed Income Intermediate Index
ASSETS:
Investments at value (unaffiliated)*	$1,420,898,508	$234,644,188	$255,981,078	$530,199,622	$465,634,056
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	1,197,811	3,117,710
Cash	55,919,446	—	665,947	85	—
Foreign cash*	4	146,400	—	—	—
Cash collateral on futures contracts	259,000	—	—	—	—
Cash collateral on centrally cleared swap contracts	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Receivable for:
Fund shares sold	13,753	—	22	34,090	38,096
Dividends and interest	16,315,720	407,177	189,773	4,552,643	3,573,028
Investments sold	273,226	7,175,645	255,182	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	—	49,704	3,998	—	—
Due from investment adviser for expense reimbursements/fee waivers	—	1,921	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	—
Total assets	1,493,679,657	242,425,035	257,096,000	535,984,251	472,362,890
LIABILITIES:
Payable for:
Fund shares redeemed	452,627	118,841	99,957	317,750	238,382
Investments purchased	1,111,814	4,610,596	257,514	—	—
Reverse repurchase agreement	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	647,477	148,694	164,904	135,044	118,949
Service fees—Class 2	1,246	—	358	—	—
Service fees—Class 3	223,763	3,681	29,352	19,200	10,973
Transfer agent fees	228	139	190	228	228
Trustees' fees and expenses	15,274	2,878	2,826	5,650	5,182
Other accrued expenses	264,470	181,811	93,957	160,130	146,320
Interest on Forward sales contracts	—	—	—	—	—
Line of credit	—	2,700,000	—	—	—
Accrued foreign tax on capital gains	—	572,270	—	—	—
Premiums received on over-the-counter swap contracts	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	1,028	2,779
Due to custodian	—	17,671	—	—	—
Payable for variation margin on futures contracts	52,477	—	—	—	—
Payable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—
Forward sales contracts, at value*	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Payable for collateral on Forward sales contracts	—	—	—	—	—
Payable for collateral on Reverse repurchase agreements	—	—	—	—	—
Total liabilities	2,769,376	8,356,581	649,058	639,030	522,813
Commitments and contingent liabilities (Note 5)
Net assets	$1,490,910,281	$234,068,454	$256,446,942	$535,345,221	$471,840,077
* Cost
Investments (unaffiliated)	$1,531,263,509	$186,897,773	$230,269,450	$585,429,390	$486,055,700
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$4	$147,249	$—	$—	$—
Proceeds from forward sales contracts	$—	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2025 — (continued)

	SA Federated Hermes Corporate Bond	SA Fidelity Institutional AM® International Growth	SA Fidelity Institutional AM® Real Estate	SA Fixed Income Index	SA Fixed Income Intermediate Index
NET ASSETS REPRESENTED BY:
Paid in capital	$1,593,665,558	$156,899,222	$207,487,916	$579,038,200	$485,274,693
Total accumulated earnings (loss)	(102,755,277)	77,169,232	48,959,026	(43,692,979)	(13,434,616)
Net assets	$1,490,910,281	$234,068,454	$256,446,942	$535,345,221	$471,840,077
Class 1 (unlimited shares authorized):
Net assets	$420,487,637	$216,229,081	$112,977,559	$444,588,241	$419,990,557
Shares of beneficial interest issued and outstanding	36,506,867	11,332,629	8,723,834	47,445,127	42,182,841
Net asset value, offering and redemption price per share	$11.52	$19.08	$12.95	$9.37	$9.96
Class 2 (unlimited shares authorized):
Net assets	$9,766,891	$—	$2,784,891	$—	$—
Shares of beneficial interest issued and outstanding	846,951	—	215,524	—	—
Net asset value, offering and redemption price per share	$11.53	$—	$12.92	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$1,060,655,753	$17,839,373	$140,684,492	$90,756,980	$51,849,520
Shares of beneficial interest issued and outstanding	92,940,133	942,943	11,002,474	9,747,528	5,236,458
Net asset value, offering and redemption price per share	$11.41	$18.92	$12.79	$9.31	$9.90
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2025 — (continued)

	SA Franklin BW U.S. Large Cap Value	SA Franklin Small Company Value	SA Franklin Systematic U.S. Large Cap Core	SA Franklin Systematic U.S. Large Cap Value	SA Franklin Tactical Opportunities
ASSETS:
Investments at value (unaffiliated)*	$1,235,380,154	$295,660,807	$230,824,500	$502,983,889	$104,072,315
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	13	1	1	5	—
Foreign cash*	—	42	—	—	465
Cash collateral on futures contracts	—	—	—	—	196,204
Cash collateral on centrally cleared swap contracts	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	15,870
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Receivable for:
Fund shares sold	9,715	8,126	2,677	10,878	—
Dividends and interest	1,835,652	85,706	151,002	462,541	351,563
Investments sold	6,914,413	203,907	—	—	789,021
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	6,273	—	—	—	66
Due from investment adviser for expense reimbursements/fee waivers	56,137	24,857	—	—	17,027
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	—
Total assets	1,244,202,357	295,983,446	230,978,180	503,457,313	105,442,531
LIABILITIES:
Payable for:
Fund shares redeemed	642,259	104,797	104,945	209,638	13,175
Investments purchased	7,449,614	1,102,275	—	—	1,517,054
Reverse repurchase agreement	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	742,393	242,234	94,957	251,878	60,528
Service fees—Class 2	4,963	—	—	622	—
Service fees—Class 3	91,191	39,689	4,571	48,058	21,579
Transfer agent fees	265	164	139	161	88
Trustees' fees and expenses	12,949	3,115	1,759	4,482	1,063
Other accrued expenses	206,553	105,769	77,317	103,703	111,898
Interest on Forward sales contracts	—	—	—	—	—
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Premiums received on over-the-counter swap contracts	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	841
Payable for variation margin on futures contracts	—	—	—	—	—
Payable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—
Forward sales contracts, at value*	—	—	—	—	251,456
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Payable for collateral on Forward sales contracts	—	—	—	—	—
Payable for collateral on Reverse repurchase agreements	—	—	—	—	—
Total liabilities	9,150,187	1,598,043	283,688	618,542	1,977,682
Commitments and contingent liabilities (Note 5)
Net assets	$1,235,052,170	$294,385,403	$230,694,492	$502,838,771	$103,464,849
* Cost
Investments (unaffiliated)	$915,229,998	$260,805,765	$179,870,322	$435,573,787	$86,626,281
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$—	$42	$—	$—	$467
Proceeds from forward sales contracts	$—	$—	$—	$—	$(250,059)
@ Premiums received on options written	$—	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2025 — (continued)

	SA Franklin BW U.S. Large Cap Value	SA Franklin Small Company Value	SA Franklin Systematic U.S. Large Cap Core	SA Franklin Systematic U.S. Large Cap Value	SA Franklin Tactical Opportunities
NET ASSETS REPRESENTED BY:
Paid in capital	$715,620,726	$236,480,776	$156,748,512	$405,646,500	$80,093,866
Total accumulated earnings (loss)	519,431,444	57,904,627	73,945,980	97,192,271	23,370,983
Net assets	$1,235,052,170	$294,385,403	$230,694,492	$502,838,771	$103,464,849
Class 1 (unlimited shares authorized):
Net assets	$755,244,907	$106,222,119	$208,465,895	$267,409,983	$183,314
Shares of beneficial interest issued and outstanding	34,557,770	6,102,852	8,966,000	19,796,166	13,583
Net asset value, offering and redemption price per share	$21.85	$17.41	$23.25	$13.51	$13.50
Class 2 (unlimited shares authorized):
Net assets	$39,804,359	$—	$—	$4,923,330	$—
Shares of beneficial interest issued and outstanding	1,819,323	—	—	365,586	—
Net asset value, offering and redemption price per share	$21.88	$—	$—	$13.47	$—
Class 3 (unlimited shares authorized):
Net assets	$440,002,904	$188,163,284	$22,228,597	$230,505,458	$103,281,535
Shares of beneficial interest issued and outstanding	20,320,792	11,017,641	964,358	17,434,773	7,689,522
Net asset value, offering and redemption price per share	$21.65	$17.08	$23.05	$13.22	$13.43
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2025 — (continued)

	SA Global Index Allocation 60/40	SA Global Index Allocation 75/25	SA Global Index Allocation 90/10	SA Goldman Sachs Multi- Asset Insights	SA Index Allocation 60/40
ASSETS:
Investments at value (unaffiliated)*	$—	$—	$—	$49,775,930	$—
Investments at value (affiliated)*	103,190,977	105,487,215	387,371,793	—	275,709,557
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	—	—	—	6	—
Foreign cash*	—	—	—	94,879	—
Cash collateral on futures contracts	—	—	—	346,492	—
Cash collateral on centrally cleared swap contracts	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—
Receivable for variation margin on centrally cleared swap contracts	—	—	—	143,550	—
Receivable for:
Fund shares sold	—	—	—	—	15,715
Dividends and interest	—	—	—	91,573	—
Investments sold	8,739	17,444	177,323	1,255,986	5,056
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	7,692	—
Prepaid expenses and other assets	—	—	—	—	—
Due from investment adviser for expense reimbursements/fee waivers	5,174	5,036	—	16,909	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	—
Total assets	103,204,890	105,509,695	387,549,116	51,733,017	275,730,328
LIABILITIES:
Payable for:
Fund shares redeemed	8,007	16,806	175,462	4,733	19,342
Investments purchased	—	—	—	1,249,304	—
Reverse repurchase agreement	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	8,616	8,800	32,128	29,392	23,134
Service fees—Class 2	—	—	—	—	—
Service fees—Class 3	21,518	21,910	79,395	10,461	57,749
Transfer agent fees	63	63	63	76	63
Trustees' fees and expenses	1,064	1,101	3,994	541	2,827
Other accrued expenses	48,441	48,615	54,087	84,851	56,935
Interest on Forward sales contracts	—	—	—	—	—
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Premiums received on over-the-counter swap contracts	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	46,485	—
Payable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—
Forward sales contracts, at value*	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Payable for collateral on Forward sales contracts	—	—	—	—	—
Payable for collateral on Reverse repurchase agreements	—	—	—	—	—
Total liabilities	87,709	97,295	345,129	1,425,843	160,050
Commitments and contingent liabilities (Note 5)
Net assets	$103,117,181	$105,412,400	$387,203,987	$50,307,174	$275,570,278
* Cost
Investments (unaffiliated)	$—	$—	$—	$45,649,800	$—
Investments (affiliated)	$95,167,842	$94,552,855	$331,495,016	$—	$243,835,020
Foreign cash	$—	$—	$—	$98,250	$—
Proceeds from forward sales contracts	$—	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2025 — (continued)

	SA Global Index Allocation 60/40	SA Global Index Allocation 75/25	SA Global Index Allocation 90/10	SA Goldman Sachs Multi- Asset Insights	SA Index Allocation 60/40
NET ASSETS REPRESENTED BY:
Paid in capital	$91,984,286	$88,794,639	$309,136,654	$45,106,771	$226,946,102
Total accumulated earnings (loss)	11,132,895	16,617,761	78,067,333	5,200,403	48,624,176
Net assets	$103,117,181	$105,412,400	$387,203,987	$50,307,174	$275,570,278
Class 1 (unlimited shares authorized):
Net assets	$100,012	$430,377	$4,437,598	$172,199	$403,093
Shares of beneficial interest issued and outstanding	5,554	22,230	216,036	15,343	28,461
Net asset value, offering and redemption price per share	$18.01	$19.36	$20.54	$11.22	$14.16
Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	—	—	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$103,017,169	$104,982,023	$382,766,389	$50,134,975	$275,167,185
Shares of beneficial interest issued and outstanding	5,711,616	5,429,670	18,746,622	4,484,632	19,479,738
Net asset value, offering and redemption price per share	$18.04	$19.33	$20.42	$11.18	$14.13
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2025 — (continued)

	SA Index Allocation 80/20	SA Index Allocation 90/10	SA International Index	SA Invesco Growth Opportunities	SA Janus Focused Growth
ASSETS:
Investments at value (unaffiliated)*	$—	$—	$776,970,819	$288,399,764	$446,717,061
Investments at value (affiliated)*	532,624,673	1,491,370,240	—	—	—
Repurchase agreements (cost approximates value)	—	—	48,816,410	—	—
Cash	—	—	12,393	5,425,176	22,703
Foreign cash*	—	—	720,665	144,867	—
Cash collateral on futures contracts	—	—	—	—	—
Cash collateral on centrally cleared swap contracts	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Receivable for:
Fund shares sold	1,455	—	60,090	9,745	3,203
Dividends and interest	—	—	3,120,983	12,381	98,316
Investments sold	272,560	641,424	—	24,615	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	—	—	—	6,101	—
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	37,935
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	—
Total assets	532,898,688	1,492,011,664	829,701,360	294,022,649	446,879,218
LIABILITIES:
Payable for:
Fund shares redeemed	271,918	636,737	379,890	97,851	241,740
Investments purchased	—	—	—	203,843	—
Reverse repurchase agreement	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	44,562	124,591	272,819	185,690	322,446
Service fees—Class 2	—	—	—	307	1,108
Service fees—Class 3	110,779	309,649	6,980	31,883	40,128
Transfer agent fees	63	63	228	214	215
Trustees' fees and expenses	5,479	14,891	7,928	3,092	4,592
Other accrued expenses	61,665	75,974	292,886	91,732	108,725
Interest on Forward sales contracts	—	—	—	—	—
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Premiums received on over-the-counter swap contracts	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	508,456	—	—
Payable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—
Forward sales contracts, at value*	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Payable for collateral on Forward sales contracts	—	—	—	—	—
Payable for collateral on Reverse repurchase agreements	—	—	—	—	—
Total liabilities	494,466	1,161,905	1,469,187	614,612	718,954
Commitments and contingent liabilities (Note 5)
Net assets	$532,404,222	$1,490,849,759	$828,232,173	$293,408,037	$446,160,264
* Cost
Investments (unaffiliated)	$—	$—	$618,121,916	$222,387,846	$244,205,024
Investments (affiliated)	$432,552,910	$1,160,266,630	$—	$—	$—
Foreign cash	$—	$—	$727,943	$145,915	$—
Proceeds from forward sales contracts	$—	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2025 — (continued)

	SA Index Allocation 80/20	SA Index Allocation 90/10	SA International Index	SA Invesco Growth Opportunities	SA Janus Focused Growth
NET ASSETS REPRESENTED BY:
Paid in capital	$393,058,659	$1,062,839,366	$665,368,716	$241,024,393	$148,336,142
Total accumulated earnings (loss)	139,345,563	428,010,393	162,863,457	52,383,644	297,824,122
Net assets	$532,404,222	$1,490,849,759	$828,232,173	$293,408,037	$446,160,264
Class 1 (unlimited shares authorized):
Net assets	$2,989,979	$8,592,683	$794,260,681	$140,438,657	$246,625,034
Shares of beneficial interest issued and outstanding	184,263	497,981	59,032,038	18,803,174	11,652,337
Net asset value, offering and redemption price per share	$16.23	$17.26	$13.45	$7.47	$21.17
Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—	$2,405,152	$8,593,903
Shares of beneficial interest issued and outstanding	—	—	—	357,382	428,335
Net asset value, offering and redemption price per share	$—	$—	$—	$6.73	$20.06
Class 3 (unlimited shares authorized):
Net assets	$529,414,243	$1,482,257,076	$33,971,492	$150,564,228	$190,941,327
Shares of beneficial interest issued and outstanding	32,785,654	86,261,300	2,546,288	23,932,455	9,905,742
Net asset value, offering and redemption price per share	$16.15	$17.18	$13.34	$6.29	$19.28
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2025 — (continued)

	SA JPMorgan Diversified Balanced	SA JPMorgan Emerging Markets	SA JPMorgan Equity- Income	SA JPMorgan Global Equities	SA JPMorgan Large Cap Core
ASSETS:
Investments at value (unaffiliated)*	$427,872,155	$175,712,653	$891,505,365	$312,487,051	$537,393,828
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	1,147,598	1,954,341
Cash	5,836,836	9,713,880	8	—	15
Foreign cash*	22,603	458,654	—	17,705	—
Cash collateral on futures contracts	29,588	645,472	—	—	—
Cash collateral on centrally cleared swap contracts	—	—	—	—	—
Receivable for variation margin on futures contracts	407,785	129,719	—	—	—
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Receivable for:
Fund shares sold	17,031	16,241	4,353	24,347	65,223
Dividends and interest	1,873,842	365,422	1,423,705	662,459	294,527
Investments sold	4,517,069	100,463	1,482,360	—	90,641
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	1,442	—	6,640	1	1,597
Due from investment adviser for expense reimbursements/fee waivers	2,680	19,664	—	—	31,911
Unrealized appreciation on forward foreign currency contracts	68,718	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	—
Total assets	440,649,749	187,162,168	894,422,431	314,339,161	539,832,083
LIABILITIES:
Payable for:
Fund shares redeemed	445,664	80,884	465,818	122,352	278,325
Investments purchased	1,041,030	1,053,002	1,682,444	—	255,127
Reverse repurchase agreement	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	224,141	173,956	412,664	200,950	331,812
Service fees—Class 2	2,223	263	1,269	352	459
Service fees—Class 3	62,775	24,767	75,827	12,492	27,078
Transfer agent fees	202	202	240	177	216
Trustees' fees and expenses	4,682	2,012	10,283	3,483	4,936
Other accrued expenses	281,998	468,343	171,837	131,931	122,189
Interest on Forward sales contracts	—	—	—	—	—
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	65,206	—	—	—
Premiums received on over-the-counter swap contracts	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—
Payable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—
Forward sales contracts, at value*	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	81,245	—	—	—	—
Payable for collateral on Forward sales contracts	—	—	—	—	—
Payable for collateral on Reverse repurchase agreements	—	—	—	—	—
Total liabilities	2,143,960	1,868,635	2,820,382	471,737	1,020,142
Commitments and contingent liabilities (Note 5)
Net assets	$438,505,789	$185,293,533	$891,602,049	$313,867,424	$538,811,941
* Cost
Investments (unaffiliated)	$395,246,609	$159,220,534	$655,126,965	$225,049,807	$435,401,971
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$22,635	$522,640	$—	$17,782	$—
Proceeds from forward sales contracts	$—	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2025 — (continued)

	SA JPMorgan Diversified Balanced	SA JPMorgan Emerging Markets	SA JPMorgan Equity- Income	SA JPMorgan Global Equities	SA JPMorgan Large Cap Core
NET ASSETS REPRESENTED BY:
Paid in capital	$390,850,353	$193,598,099	$505,195,572	$166,101,227	$378,018,480
Total accumulated earnings (loss)	47,655,436	(8,304,566)	386,406,477	147,766,197	160,793,461
Net assets	$438,505,789	$185,293,533	$891,602,049	$313,867,424	$538,811,941
Class 1 (unlimited shares authorized):
Net assets	$122,727,291	$64,136,250	$515,609,856	$251,440,324	$406,834,098
Shares of beneficial interest issued and outstanding	6,257,665	7,862,549	15,023,758	11,560,908	17,219,255
Net asset value, offering and redemption price per share	$19.61	$8.16	$34.32	$21.75	$23.63
Class 2 (unlimited shares authorized):
Net assets	$17,633,940	$2,118,805	$10,213,842	$2,802,568	$3,616,842
Shares of beneficial interest issued and outstanding	902,949	260,840	298,153	129,201	153,024
Net asset value, offering and redemption price per share	$19.53	$8.12	$34.26	$21.69	$23.64
Class 3 (unlimited shares authorized):
Net assets	$298,144,558	$119,038,478	$365,778,351	$59,624,532	$128,361,001
Shares of beneficial interest issued and outstanding	15,384,454	14,810,490	10,794,418	2,785,805	5,485,705
Net asset value, offering and redemption price per share	$19.38	$8.04	$33.89	$21.40	$23.40
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2025 — (continued)

	SA JPMorgan MFS Core Bond	SA JPMorgan Mid-Cap Growth	SA JPMorgan Ultra-Short Bond^	SA Large Cap Growth Index	SA Large Cap Index
ASSETS:
Investments at value (unaffiliated)*	$1,778,099,224	$713,478,460	$337,907,031	$677,346,219	$3,306,450,609
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	300,661	—	—	—	40,181,226
Cash	262,996	—	730	1,265,064	11
Foreign cash*	—	—	—	—	—
Cash collateral on futures contracts	894,000	—	—	—	—
Cash collateral on centrally cleared swap contracts	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Receivable for:
Fund shares sold	274,733	5,563	50,944	17,481	199,209
Dividends and interest	13,543,795	34,018	2,496,893	116,191	1,920,697
Investments sold	29,125,968	—	—	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	—	3,887	—	—	—
Due from investment adviser for expense reimbursements/fee waivers	146,948	4,124	—	—	395,232
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	—
Total assets	1,822,648,325	713,526,052	340,455,598	678,744,955	3,349,146,984
LIABILITIES:
Payable for:
Fund shares redeemed	611,938	180,809	265,919	299,974	1,302,337
Investments purchased	71,958,575	1,285,968	3,005,000	—	84,985
Reverse repurchase agreement	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	881,688	444,740	130,259	172,060	1,027,622
Service fees—Class 2	670	1,848	1,223	—	—
Service fees—Class 3	175,939	92,424	46,176	15,726	26,912
Transfer agent fees	228	278	328	138	253
Trustees' fees and expenses	18,692	6,838	3,453	5,701	34,149
Other accrued expenses	397,611	145,154	103,866	160,674	449,891
Interest on Forward sales contracts	—	—	—	—	—
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Premiums received on over-the-counter swap contracts	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	11,669	—
Due to custodian	—	—	—	—	—
Payable for variation margin on futures contracts	466,726	—	—	6,441	231,982
Payable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—
Forward sales contracts, at value*	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Payable for collateral on Forward sales contracts	—	—	—	—	—
Payable for collateral on Reverse repurchase agreements	—	—	—	—	—
Total liabilities	74,512,067	2,158,059	3,556,224	672,383	3,158,131
Commitments and contingent liabilities (Note 5)
Net assets	$1,748,136,258	$711,367,993	$336,899,374	$678,072,572	$3,345,988,853
* Cost
Investments (unaffiliated)	$1,903,607,668	$564,691,866	$337,293,521	$482,263,448	$1,314,487,650
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$—	$—	$—	$—	$—
Proceeds from forward sales contracts	$—	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2025 — (continued)

	SA JPMorgan MFS Core Bond	SA JPMorgan Mid-Cap Growth	SA JPMorgan Ultra-Short Bond^	SA Large Cap Growth Index	SA Large Cap Index
NET ASSETS REPRESENTED BY:
Paid in capital	$1,943,821,658	$514,034,894	$331,315,441	$381,990,480	$934,484,450
Total accumulated earnings (loss)	(195,685,400)	197,333,099	5,583,933	296,082,092	2,411,504,403
Net assets	$1,748,136,258	$711,367,993	$336,899,374	$678,072,572	$3,345,988,853
Class 1 (unlimited shares authorized):
Net assets	$911,254,585	$247,970,523	$107,255,081	$602,810,408	$3,216,777,405
Shares of beneficial interest issued and outstanding	113,142,611	11,992,106	9,928,459	20,278,805	79,362,828
Net asset value, offering and redemption price per share	$8.05	$20.68	$10.80	$29.73	$40.53
Class 2 (unlimited shares authorized):
Net assets	$5,267,799	$14,864,806	$9,573,195	$—	$—
Shares of beneficial interest issued and outstanding	655,990	782,608	899,923	—	—
Net asset value, offering and redemption price per share	$8.03	$18.99	$10.64	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$831,613,874	$448,532,664	$220,071,098	$75,262,164	$129,211,448
Shares of beneficial interest issued and outstanding	104,453,891	24,963,748	20,945,300	2,552,983	3,210,803
Net asset value, offering and redemption price per share	$7.96	$17.97	$10.51	$29.48	$40.24

^	See Note 1
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2025 — (continued)

	SA Large Cap Value Index	SA MFS Blue Chip Growth	SA MFS Massachusetts Investors Trust	SA MFS Total Return	SA Mid Cap Index
ASSETS:
Investments at value (unaffiliated)*	$621,706,450	$645,364,356	$725,531,119	$494,979,754	$485,603,684
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	25,249,924
Cash	1,059,721	994	8,912	28,118	9,816
Foreign cash*	—	—	—	—	—
Cash collateral on futures contracts	—	—	—	—	—
Cash collateral on centrally cleared swap contracts	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Receivable for:
Fund shares sold	11,431	11,081	65	128,825	45,797
Dividends and interest	614,714	170,656	325,300	1,819,464	102,032
Investments sold	—	1,970,530	—	2,398,671	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	—	—	194,291	—	—
Due from investment adviser for expense reimbursements/fee waivers	—	—	24,436	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	—
Total assets	623,392,316	647,517,617	726,084,123	499,354,832	511,011,253
LIABILITIES:
Payable for:
Fund shares redeemed	283,572	213,745	423,346	117,303	162,695
Investments purchased	32,505	—	—	7,856,040	442,870
Reverse repurchase agreement	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	156,250	362,966	422,486	270,174	125,253
Service fees—Class 2	—	466	852	2,179	—
Service fees—Class 3	15,346	48,691	64,589	74,267	18,631
Transfer agent fees	139	214	227	190	228
Trustees' fees and expenses	5,247	6,957	9,097	5,251	5,018
Other accrued expenses	157,512	144,672	165,160	173,391	132,445
Interest on Forward sales contracts	—	—	—	—	—
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Premiums received on over-the-counter swap contracts	—	—	—	—	—
Due to investment adviser from expense recoupment	10,025	—	—	—	—
Due to custodian	—	—	—	—	—
Payable for variation margin on futures contracts	6,427	—	—	34,375	249,480
Payable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—
Forward sales contracts, at value*	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Payable for collateral on Forward sales contracts	—	—	—	—	—
Payable for collateral on Reverse repurchase agreements	—	—	—	—	—
Total liabilities	667,023	777,711	1,085,757	8,533,170	1,136,620
Commitments and contingent liabilities (Note 5)
Net assets	$622,725,293	$646,739,906	$724,998,366	$490,821,662	$509,874,633
* Cost
Investments (unaffiliated)	$588,794,690	$378,190,740	$483,985,798	$439,108,209	$361,450,706
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$—	$—	$—	$—	$—
Proceeds from forward sales contracts	$—	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2025 — (continued)

	SA Large Cap Value Index	SA MFS Blue Chip Growth	SA MFS Massachusetts Investors Trust	SA MFS Total Return	SA Mid Cap Index
NET ASSETS REPRESENTED BY:
Paid in capital	$529,444,384	$228,093,714	$267,673,470	$386,107,030	$348,558,789
Total accumulated earnings (loss)	93,280,909	418,646,192	457,324,896	104,714,632	161,315,844
Net assets	$622,725,293	$646,739,906	$724,998,366	$490,821,662	$509,874,633
Class 1 (unlimited shares authorized):
Net assets	$549,007,014	$411,742,542	$409,496,703	$120,049,752	$420,173,588
Shares of beneficial interest issued and outstanding	28,473,421	23,868,667	18,660,106	6,503,845	26,244,362
Net asset value, offering and redemption price per share	$19.28	$17.25	$21.95	$18.46	$16.01
Class 2 (unlimited shares authorized):
Net assets	$—	$3,648,379	$6,783,124	$17,266,500	$—
Shares of beneficial interest issued and outstanding	—	213,756	308,264	933,023	—
Net asset value, offering and redemption price per share	$—	$17.07	$22.00	$18.51	$—
Class 3 (unlimited shares authorized):
Net assets	$73,718,279	$231,348,985	$308,718,539	$353,505,410	$89,701,045
Shares of beneficial interest issued and outstanding	3,859,610	13,805,391	14,191,107	19,229,675	5,657,780
Net asset value, offering and redemption price per share	$19.10	$16.76	$21.75	$18.38	$15.85
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2025 — (continued)

	SA Morgan Stanley International Equities	SA PIMCO Global Bond Opportunities^	SA PIMCO RAE International Value	SA PIMCO VCP Tactical Balanced	SA PineBridge High-Yield Bond
ASSETS:
Investments at value (unaffiliated)*	$316,535,289	$341,945,254	$418,744,690	$614,400,232	$257,280,052
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	914,211	795,400,000	—
Cash	3,521,549	154	5	11,540,020	224,491
Foreign cash*	834,473	1,367,402	263,908	1,134,487	—
Cash collateral on futures contracts	—	—	—	25,467,000	—
Cash collateral on centrally cleared swap contracts	—	5,591,000	—	1,975,000	—
Receivable for variation margin on futures contracts	—	97,233	—	—	—
Receivable for variation margin on centrally cleared swap contracts	—	712,477	—	64,826	—
Receivable for:
Fund shares sold	697	—	423	72,013	573
Dividends and interest	1,609,624	2,297,962	3,322,029	4,044,037	4,308,409
Investments sold	3,334,996	270,571,142	619,628	219,080,904	459,990
Written options	—	5,287	—	—	—
Receipts on swap contracts	—	4,130,367	—	1,389,061	—
Prepaid expenses and other assets	155,835	—	—	—	—
Due from investment adviser for expense reimbursements/fee waivers	13,303	4,800	29,039	32,186	—
Unrealized appreciation on forward foreign currency contracts	—	850,034	—	800,024	—
Unrealized appreciation on over-the-counter swap contracts	—	14,791	—	—	—
Total assets	326,005,766	627,587,903	423,893,933	1,675,399,790	262,273,515
LIABILITIES:
Payable for:
Fund shares redeemed	153,958	169,079	192,629	361,237	99,382
Investments purchased	2,557,027	268,354,668	—	625,265,992	1,784,720
Reverse repurchase agreement	—	—	—	137,576,106	—
Payments on swap contracts	—	4,031,420	—	1,104,582	—
Investment advisory and management fees	223,432	153,165	294,621	650,732	138,368
Service fees—Class 2	672	309	930	—	649
Service fees—Class 3	23,672	49,397	66,791	189,469	26,806
Transfer agent fees	240	195	177	63	240
Trustees' fees and expenses	3,686	3,108	5,022	10,000	2,708
Other accrued expenses	159,878	270,958	272,566	293,369	129,335
Interest on Forward sales contracts	—	16,630	—	—	—
Line of credit	—	—	—	5,275,000	—
Accrued foreign tax on capital gains	—	—	—	—	—
Premiums received on over-the-counter swap contracts	—	23,483	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	2,784,746	—
Payable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	210,000	—	590,000	—
Forward sales contracts, at value*	—	69,290,702	—	1,505,936	—
Call and put options written, at value@	—	142,470	—	9,070	—
Unrealized depreciation on forward foreign currency contracts	—	894,394	—	214,713	—
Payable for collateral on Forward sales contracts	—	460,000	—	—	—
Payable for collateral on Reverse repurchase agreements	—	—	—	970,000	—
Total liabilities	3,122,565	344,069,978	832,736	776,801,015	2,182,208
Commitments and contingent liabilities (Note 5)
Net assets	$322,883,201	$283,517,925	$423,061,197	$898,598,775	$260,091,307
* Cost
Investments (unaffiliated)	$282,807,031	$346,740,279	$411,156,453	$633,026,520	$260,258,487
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$834,342	$1,368,068	$264,920	$1,128,829	$—
Proceeds from forward sales contracts	$—	$(68,871,637)	$—	$(1,508,312)	$—
@ Premiums received on options written	$—	$200,743	$—	$25,378	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2025 — (continued)

	SA Morgan Stanley International Equities	SA PIMCO Global Bond Opportunities^	SA PIMCO RAE International Value	SA PIMCO VCP Tactical Balanced	SA PineBridge High-Yield Bond
NET ASSETS REPRESENTED BY:
Paid in capital	$260,818,145	$320,233,876	$392,179,085	$993,753,509	$277,252,495
Total accumulated earnings (loss)	62,065,056	(36,715,951)	30,882,112	(95,154,734)	(17,161,188)
Net assets	$322,883,201	$283,517,925	$423,061,197	$898,598,775	$260,091,307
Class 1 (unlimited shares authorized):
Net assets	$202,408,762	$47,631,386	$94,327,489	$260,235	$128,004,296
Shares of beneficial interest issued and outstanding	19,971,823	5,157,418	6,839,436	26,203	24,404,514
Net asset value, offering and redemption price per share	$10.13	$9.24	$13.79	$9.93	$5.25
Class 2 (unlimited shares authorized):
Net assets	$5,449,029	$2,443,917	$7,486,513	$—	$5,123,423
Shares of beneficial interest issued and outstanding	539,703	268,213	541,970	—	975,996
Net asset value, offering and redemption price per share	$10.10	$9.11	$13.81	$—	$5.25
Class 3 (unlimited shares authorized):
Net assets	$115,025,410	$233,442,622	$321,247,195	$898,338,540	$126,963,588
Shares of beneficial interest issued and outstanding	11,434,959	26,010,503	23,326,241	91,485,689	24,411,454
Net asset value, offering and redemption price per share	$10.06	$8.97	$13.77	$9.82	$5.20

^	See Note 1
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2025 — (continued)

	SA Putnam International Growth and Income	SA Schroders VCP Global Allocation	SA Small Cap Index	SA T. Rowe Price Asset Allocation Growth	SA T. Rowe Price VCP Balanced
ASSETS:
Investments at value (unaffiliated)*	$290,113,072	$434,538,814	$311,046,642	$772,662,011	$1,448,818,038
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	7,387,793	—	—
Cash	3,273	258	734	5,234	8,418
Foreign cash*	—	477,978	—	68,356	135,880
Cash collateral on futures contracts	—	5,946,068	—	—	—
Cash collateral on centrally cleared swap contracts	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Receivable for:
Fund shares sold	2,923	245,880	36,124	8,858	138,588
Dividends and interest	765,268	2,467,254	56,917	1,923,687	6,207,209
Investments sold	808,295	53,855	40,591	2,715,012	4,363,314
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	7,286	4,539
Prepaid expenses and other assets	287,422	—	—	—	—
Due from investment adviser for expense reimbursements/fee waivers	24,002	5,594	10,770	—	—
Unrealized appreciation on forward foreign currency contracts	1,088,048	41,028	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	—
Total assets	293,092,303	443,776,729	318,579,571	777,390,444	1,459,675,986
LIABILITIES:
Payable for:
Fund shares redeemed	191,264	6,387	103,808	2,716	354,589
Investments purchased	387,013	811,022	—	2,545,639	11,620,310
Reverse repurchase agreement	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	228,728	312,382	94,235	447,982	923,255
Service fees—Class 2	571	—	—	—	—
Service fees—Class 3	20,851	92,739	16,202	161,546	302,052
Transfer agent fees	253	51	228	63	63
Trustees' fees and expenses	3,525	4,887	3,308	7,793	15,531
Other accrued expenses	144,076	194,695	149,077	231,326	374,236
Interest on Forward sales contracts	—	—	—	—	—
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	49,214
Premiums received on over-the-counter swap contracts	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Payable for variation margin on futures contracts	—	202,294	69,968	15,971	1,419,485
Payable for variation margin on centrally cleared swap contracts	—	—	—	8,027	4,978
Payable for collateral on over-the-counter derivative contracts	250,000	—	—	—	5,290,000
Forward sales contracts, at value*	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	1,764,516	201,687	—	—	—
Payable for collateral on Forward sales contracts	—	—	—	—	—
Payable for collateral on Reverse repurchase agreements	—	—	—	—	—
Total liabilities	2,990,797	1,826,144	436,826	3,421,063	20,353,713
Commitments and contingent liabilities (Note 5)
Net assets	$290,101,506	$441,950,585	$318,142,745	$773,969,381	$1,439,322,273
* Cost
Investments (unaffiliated)	$239,220,786	$390,325,686	$263,386,404	$635,565,463	$1,272,293,841
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$—	$495,698	$—	$68,593	$136,315
Proceeds from forward sales contracts	$—	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2025 — (continued)

	SA Putnam International Growth and Income	SA Schroders VCP Global Allocation	SA Small Cap Index	SA T. Rowe Price Asset Allocation Growth	SA T. Rowe Price VCP Balanced
NET ASSETS REPRESENTED BY:
Paid in capital	$203,155,061	$418,117,233	$252,679,926	$591,286,287	$1,222,726,774
Total accumulated earnings (loss)	86,946,445	23,833,352	65,462,819	182,683,094	216,595,499
Net assets	$290,101,506	$441,950,585	$318,142,745	$773,969,381	$1,439,322,273
Class 1 (unlimited shares authorized):
Net assets	$184,656,655	$362,591	$240,592,868	$455,937	$254,213
Shares of beneficial interest issued and outstanding	15,507,731	32,626	17,780,522	28,770	20,005
Net asset value, offering and redemption price per share	$11.91	$11.11	$13.53	$15.85	$12.71
Class 2 (unlimited shares authorized):
Net assets	$4,601,960	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	383,565	—	—	—	—
Net asset value, offering and redemption price per share	$12.00	$—	$—	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$100,842,891	$441,587,994	$77,549,877	$773,513,444	$1,439,068,060
Shares of beneficial interest issued and outstanding	8,427,565	39,773,019	5,785,496	48,927,397	113,334,796
Net asset value, offering and redemption price per share	$11.97	$11.10	$13.40	$15.81	$12.70
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2025 — (continued)

	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy	SA VCP Index Allocation
ASSETS:
Investments at value (unaffiliated)*	$1,439,803,034	$926,091,592	$115,535,998
Investments at value (affiliated)*	6,745,781,730	4,300,215,452	450,032,356
Repurchase agreements (cost approximates value)	—	—	—
Cash	168	5	26
Foreign cash*	—	501	—
Cash collateral on futures contracts	—	—	—
Cash collateral on centrally cleared swap contracts	—	—	—
Receivable for variation margin on futures contracts	—	—	—
Receivable for variation margin on centrally cleared swap contracts	—	—	—
Receivable for:
Fund shares sold	—	10,714	300,277
Dividends and interest	15,626,417	10,455,773	365,950
Investments sold	10,100,297	6,458,155	—
Written options	—	—	—
Receipts on swap contracts	—	—	—
Prepaid expenses and other assets	—	—	—
Due from investment adviser for expense reimbursements/fee waivers	54,742	29,557	—
Unrealized appreciation on forward foreign currency contracts	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—
Total assets	8,211,366,388	5,243,261,749	566,234,607
LIABILITIES:
Payable for:
Fund shares redeemed	4,287,042	2,311,326	12,831
Investments purchased	4,056,400	2,749,144	227,276
Reverse repurchase agreement	—	—	—
Payments on swap contracts	—	—	—
Investment advisory and management fees	1,457,783	963,007	92,672
Service fees—Class 2	—	—	—
Service fees—Class 3	1,710,957	1,092,465	117,149
Transfer agent fees	88	88	63
Trustees' fees and expenses	73,051	46,482	5,677
Other accrued expenses	387,990	290,099	95,442
Interest on Forward sales contracts	—	—	—
Line of credit	—	—	—
Accrued foreign tax on capital gains	—	—	—
Premiums received on over-the-counter swap contracts	—	—	—
Due to investment adviser from expense recoupment	—	—	—
Due to custodian	—	—	—
Payable for variation margin on futures contracts	9,472,698	3,936,372	1,175,836
Payable for variation margin on centrally cleared swap contracts	—	—	—
Payable for collateral on over-the-counter derivative contracts	63,211,100	41,766,900	2,680,000
Forward sales contracts, at value*	—	—	—
Call and put options written, at value@	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—
Payable for collateral on Forward sales contracts	—	—	—
Payable for collateral on Reverse repurchase agreements	—	—	—
Total liabilities	84,657,109	53,155,883	4,406,946
Commitments and contingent liabilities (Note 5)
Net assets	$8,126,709,279	$5,190,105,866	$561,827,661
* Cost
Investments (unaffiliated)	$1,490,844,875	$959,420,110	$116,412,760
Investments (affiliated)	$6,157,700,843	$4,071,788,101	$377,970,661
Foreign cash	$—	$563	$—
Proceeds from forward sales contracts	$—	$—	$—
@ Premiums received on options written	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2025 — (continued)

	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy	SA VCP Index Allocation
NET ASSETS REPRESENTED BY:
Paid in capital	$7,331,716,080	$4,812,257,253	$467,412,339
Total accumulated earnings (loss)	794,993,199	377,848,613	94,415,322
Net assets	$8,126,709,279	$5,190,105,866	$561,827,661
Class 1 (unlimited shares authorized):
Net assets	$497,447	$600,135	$550,674
Shares of beneficial interest issued and outstanding	40,668	47,286	42,161
Net asset value, offering and redemption price per share	$12.23	$12.69	$13.06
Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—
Shares of beneficial interest issued and outstanding	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$8,126,211,832	$5,189,505,731	$561,276,987
Shares of beneficial interest issued and outstanding	663,770,329	408,412,006	43,009,396
Net asset value, offering and redemption price per share	$12.24	$12.71	$13.05
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF OPERATIONS — For the Year Ended January 31, 2025

	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock Multi-Factor 70/30	SA BlackRock VCP Global Multi Asset	SA Emerging Markets Equity Index
INVESTMENT INCOME:
Dividends (unaffiliated)	$9,287,343	$8,093,333	$1,909,250	$8,058,115	$2,456,623
Dividends (affiliated)	—	—	674,557	—	—
Interest (unaffiliated)	385,380	55,645	1,087	12,163,324	25,033
Total investment income*	9,672,723	8,148,978	2,584,894	20,221,439	2,481,656
EXPENSES:
Investment advisory and management fees	11,094,935	4,687,686	677,695	5,884,862	424,219
Service Fees:
Class 2	125,186	13,193	—	—	—
Class 3	1,680,692	982,626	260,378	1,720,612	49,289
Transfer agent fees and expenses	4,001	2,075	454	593	2,075
Custodian and accounting fees	193,141	78,181	24,578	304,246	111,986
Reports to shareholders	59,460	45,124	8,795	33,371	8,240
Audit and tax fees	41,509	41,100	50,979	44,300	45,808
Legal fees	21,735	11,143	760	26,399	12,924
Trustees' fees and expenses	58,791	16,419	3,685	22,261	3,163
Interest expense	1,405	348	—	7,231	1,600
License fee	—	—	3,637	25,044	46,169
Other expenses	40,611	35,669	34,895	87,766	127,779
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	13,321,466	5,913,564	1,065,856	8,156,685	833,252
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	—	(279,203)	(454,747)	(161,906)	(235,588)
Fees paid indirectly (Note 2)	(13,025)	(29,561)	—	—	—
Net expenses	13,308,441	5,604,800	611,109	7,994,779	597,664
Net investment income (loss)	(3,635,718)	2,544,178	1,973,785	12,226,660	1,883,992
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	263,887,616	52,364,225	7,109,911	26,355,457	(2,252,902)
Investments (affiliated)	—	—	(344,739)	—	—
Futures contracts	—	—	—	16,547,203	288,917
Forward contracts	—	—	—	(1,100,612)	—
Swap contracts	—	—	—	1,596,293	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(210)	—	(207,669)	(148,585)
Net realized gain (loss) on forward sales contacts	—	—	—	—	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 5)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	263,887,616	52,364,015	6,765,172	43,190,672	(2,112,570)
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	146,547,657	23,353,927	4,345,360	12,833,728	12,071,408
Investments (affiliated)	—	—	512,462	—	—
Futures contracts	—	—	—	(259,910)	61,133
Forward contracts	—	—	—	(669,954)	—
Forward sales contracts	—	—	—	—	—
Swap contracts	—	—	—	143,113	—
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	193	—	—	(23,497)	2,086
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	(216,669)
Net unrealized gain (loss) on investments and foreign currencies	146,547,850	23,353,927	4,857,822	12,023,480	11,917,958
Net realized and unrealized gain (loss) on investments and foreign currencies	410,435,466	75,717,942	11,622,994	55,214,152	9,805,388
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$406,799,748	$78,262,120	$13,596,779	$67,440,812	$11,689,380
* Net of foreign withholding taxes on interest and dividends of	$72,421	$23,173	$—	$440,312	$311,175
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$116,031
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF OPERATIONS — For the Year Ended January 31, 2025 — (continued)

	SA Federated Hermes Corporate Bond	SA Fidelity Institutional AM® International Growth	SA Fidelity Institutional AM® Real Estate	SA Fixed Income Index	SA Fixed Income Intermediate Index
INVESTMENT INCOME:
Dividends (unaffiliated)	$47,750	$3,091,854	$7,575,321	$706,492	$633,867
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	61,680,595	39,492	18,411	17,892,742	14,674,074
Total investment income*	61,728,345	3,131,346	7,593,732	18,599,234	15,307,941
EXPENSES:
Investment advisory and management fees	7,479,085	2,028,330	2,009,912	1,605,034	1,446,795
Service Fees:
Class 2	15,114	—	4,513	—	—
Class 3	2,555,966	41,829	359,603	226,624	126,790
Transfer agent fees and expenses	2,668	1,630	2,180	2,668	2,668
Custodian and accounting fees	171,068	158,095	28,757	64,875	60,447
Reports to shareholders	65,305	6,198	23,265	16,538	10,700
Audit and tax fees	57,996	45,788	40,393	44,361	44,978
Legal fees	20,510	11,795	9,020	9,990	9,925
Trustees' fees and expenses	47,381	8,862	8,475	17,193	15,562
Interest expense	565	24,957	2,160	106	596
License fee	17,108	1,136	—	107,002	104,947
Other expenses	55,148	79,476	31,997	46,513	48,850
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	10,487,914	2,408,096	2,520,275	2,140,904	1,872,258
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	—	(8,336)	—	(94,899)	(104,848)
Fees paid indirectly (Note 2)	—	(66,616)	(8,607)	—	—
Net expenses	10,487,914	2,333,144	2,511,668	2,046,005	1,767,410
Net investment income (loss)	51,240,431	798,202	5,082,064	16,553,229	13,540,531
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(1,878,621)	30,329,241	18,484,843	(1,101,162)	(1,709,859)
Investments (affiliated)	—	—	—	—	—
Futures contracts	303,013	—	—	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	52,641	—	—	—
Net realized gain (loss) on forward sales contacts	—	—	—	—	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 5)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	(1,575,608)	30,381,882	18,484,843	(1,101,162)	(1,709,859)
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(8,954,863)	(2,130,275)	11,387,099	(6,629,929)	3,351,569
Investments (affiliated)	—	—	—	—	—
Futures contracts	(520,369)	—	—	—	—
Forward contracts	—	—	—	—	—
Forward sales contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	8,395	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	116,131	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(9,475,232)	(2,005,749)	11,387,099	(6,629,929)	3,351,569
Net realized and unrealized gain (loss) on investments and foreign currencies	(11,050,840)	28,376,133	29,871,942	(7,731,091)	1,641,710
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$40,189,591	$29,174,335	$34,954,006	$8,822,138	$15,182,241
* Net of foreign withholding taxes on interest and dividends of	$—	$401,117	$—	$—	$—
** Net of foreign withholding taxes on capital gains of	$—	$494,077	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF OPERATIONS — For the Year Ended January 31, 2025 — (continued)

	SA Franklin BW U.S. Large Cap Value	SA Franklin Small Company Value	SA Franklin Systematic U.S. Large Cap Core	SA Franklin Systematic U.S. Large Cap Value	SA Franklin Tactical Opportunities
INVESTMENT INCOME:
Dividends (unaffiliated)	$32,325,748	$5,453,277	$2,340,561	$9,344,308	$1,328,542
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	281	258,804	93,544	197,375	991,934
Total investment income*	32,326,029	5,712,081	2,434,105	9,541,683	2,320,476
EXPENSES:
Investment advisory and management fees	8,937,948	2,879,672	904,345	2,586,400	699,922
Service Fees:
Class 2	59,575	—	—	7,721	—
Class 3	1,088,682	470,903	44,084	563,499	249,541
Transfer agent fees and expenses	3,112	1,927	1,792	2,335	873
Custodian and accounting fees	122,647	38,309	23,795	35,002	50,449
Reports to shareholders	55,436	26,767	6,052	23,417	9,347
Audit and tax fees	41,484	41,487	47,989	41,474	51,815
Legal fees	16,603	9,316	8,716	760	17,839
Trustees' fees and expenses	38,075	9,297	5,560	13,505	3,506
Interest expense	4,428	5,033	1,870	16,812	659
License fee	—	—	—	—	50,659
Other expenses	43,696	37,708	37,306	38,227	76,004
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	10,411,686	3,520,419	1,081,509	3,329,152	1,210,614
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(670,198)	(295,617)	—	—	(150,502)
Fees paid indirectly (Note 2)	(13,377)	—	—	—	(78)
Net expenses	9,728,111	3,224,802	1,081,509	3,329,152	1,060,034
Net investment income (loss)	22,597,918	2,487,279	1,352,596	6,212,531	1,260,442
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	180,778,945	23,238,146	21,913,735	41,465,797	5,020,163
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	—	—	614,092
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	2,480	—	—	(8,368)
Net realized gain (loss) on forward sales contacts	—	—	—	—	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 5)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	180,778,945	23,240,626	21,913,735	41,465,797	5,625,887
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	51,351,383	21,972,801	23,878,142	36,272,901	6,288,765
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	—	—	(74,799)
Forward contracts	—	—	—	—	—
Forward sales contracts	—	—	—	—	(1,397)
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(40)	(1,065)	—	—	(2,466)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	51,351,343	21,971,736	23,878,142	36,272,901	6,210,103
Net realized and unrealized gain (loss) on investments and foreign currencies	232,130,288	45,212,362	45,791,877	77,738,698	11,835,990
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$254,728,206	$47,699,641	$47,144,473	$83,951,229	$13,096,432
* Net of foreign withholding taxes on interest and dividends of	$—	$60,650	$—	$—	$74,043
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF OPERATIONS — For the Year Ended January 31, 2025 — (continued)

	SA Global Index Allocation 60/40	SA Global Index Allocation 75/25	SA Global Index Allocation 90/10	SA Goldman Sachs Multi- Asset Insights	SA Index Allocation 60/40
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$—	$—	$1,248,926	$—
Dividends (affiliated)	2,175,431	2,037,451	6,982,443	—	5,136,702
Interest (unaffiliated)	—	—	59	27,013	17
Total investment income*	2,175,431	2,037,451	6,982,502	1,275,939	5,136,719
EXPENSES:
Investment advisory and management fees	100,490	103,160	377,286	339,477	269,575
Service Fees:
Class 2	—	—	—	—	—
Class 3	251,078	256,879	932,122	120,833	672,981
Transfer agent fees and expenses	741	741	741	889	741
Custodian and accounting fees	11,430	11,430	11,430	33,571	11,790
Reports to shareholders	6,941	7,057	12,514	6,444	15,872
Audit and tax fees	29,119	29,119	31,127	44,399	28,857
Legal fees	7,269	6,956	9,179	7,097	8,143
Trustees' fees and expenses	3,491	3,629	12,726	1,816	9,022
Interest expense	—	—	—	10,791	—
License fee	3,636	3,636	3,636	50,659	3,636
Other expenses	26,071	26,110	28,263	49,490	26,795
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	440,266	448,717	1,419,024	665,466	1,047,412
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(8,314)	(6,151)	—	(141,019)	—
Fees paid indirectly (Note 2)	—	—	—	—	—
Net expenses	431,952	442,566	1,419,024	524,447	1,047,412
Net investment income (loss)	1,743,479	1,594,885	5,563,478	751,492	4,089,307
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	—	—	—	5,979,632	—
Investments (affiliated)	2,143,347	2,874,665	11,576,098	—	8,148,130
Futures contracts	—	—	—	(5,024)	—
Forward contracts	—	—	—	(1,394)	—
Swap contracts	—	—	—	119,315	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	(9,529)	—
Net realized gain (loss) on forward sales contacts	—	—	—	—	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	1,489,801	1,836,308	7,553,424	—	5,975,392
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 5)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	3,633,148	4,710,973	19,129,522	6,083,000	14,123,522
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	—	—	—	799,842	—
Investments (affiliated)	5,199,422	6,655,373	29,285,272	—	17,009,955
Futures contracts	—	—	—	(589,681)	—
Forward contracts	—	—	—	—	—
Forward sales contracts	—	—	—	—	—
Swap contracts	—	—	—	(30,611)	—
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	(5,047)	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	5,199,422	6,655,373	29,285,272	174,503	17,009,955
Net realized and unrealized gain (loss) on investments and foreign currencies	8,832,570	11,366,346	48,414,794	6,257,503	31,133,477
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,576,049	$12,961,231	$53,978,272	$7,008,995	$35,222,784
* Net of foreign withholding taxes on interest and dividends of	$—	$—	$—	$36,362	$—
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF OPERATIONS — For the Year Ended January 31, 2025 — (continued)

	SA Index Allocation 80/20	SA Index Allocation 90/10	SA International Index	SA Invesco Growth Opportunities	SA Janus Focused Growth
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$—	$21,970,633	$1,143,061	$2,922,930
Dividends (affiliated)	8,638,775	22,653,252	—	—	—
Interest (unaffiliated)	—	—	372,031	60,405	262,898
Total investment income*	8,638,775	22,653,252	22,342,664	1,203,466	3,185,828
EXPENSES:
Investment advisory and management fees	523,630	1,439,065	3,102,065	2,200,956	3,821,900
Service Fees:
Class 2	—	—	—	3,724	13,101
Class 3	1,301,432	3,574,724	76,349	374,294	463,818
Transfer agent fees and expenses	741	741	2,668	2,519	2,520
Custodian and accounting fees	11,790	11,790	216,392	41,803	46,210
Reports to shareholders	18,872	26,250	10,007	16,880	22,434
Audit and tax fees	28,714	28,715	44,397	41,489	41,488
Legal fees	9,855	16,031	11,782	9,047	9,609
Trustees' fees and expenses	17,387	47,322	24,569	9,781	14,351
Interest expense	—	—	5,636	1,811	7,312
License fee	3,636	3,636	221,090	1,136	—
Other expenses	29,105	38,443	78,238	38,355	34,950
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,945,162	5,186,717	3,793,193	2,741,795	4,477,693
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	—	—	—	—	(449,635)
Fees paid indirectly (Note 2)	—	—	—	(13,463)	(791)
Net expenses	1,945,162	5,186,717	3,793,193	2,728,332	4,027,267
Net investment income (loss)	6,693,613	17,466,535	18,549,471	(1,524,866)	(841,439)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	—	—	3,223,347	29,525,427	99,609,580
Investments (affiliated)	19,684,999	41,178,411	—	—	—
Futures contracts	—	—	(1,254,944)	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	(51,899)	(10,597)	(2,415)
Net realized gain (loss) on forward sales contacts	—	—	—	—	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	14,303,840	42,967,870	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 5)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	33,988,839	84,146,281	1,916,504	29,514,830	99,607,165
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	—	—	40,401,162	28,779,387	9,586,208
Investments (affiliated)	43,551,487	147,355,395	—	—	—
Futures contracts	—	—	1,725,123	—	—
Forward contracts	—	—	—	—	—
Forward sales contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	(107,062)	(1,002)	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	43,551,487	147,355,395	42,019,223	28,778,385	9,586,208
Net realized and unrealized gain (loss) on investments and foreign currencies	77,540,326	231,501,676	43,935,727	58,293,215	109,193,373
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$84,233,939	$248,968,211	$62,485,198	$56,768,349	$108,351,934
* Net of foreign withholding taxes on interest and dividends of	$—	$—	$2,171,363	$11,810	$45,300
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF OPERATIONS — For the Year Ended January 31, 2025 — (continued)

	SA JPMorgan Diversified Balanced	SA JPMorgan Emerging Markets	SA JPMorgan Equity- Income	SA JPMorgan Global Equities	SA JPMorgan Large Cap Core
INVESTMENT INCOME:
Dividends (unaffiliated)	$5,977,358	$6,568,258	$24,161,962	$5,616,746	$5,727,443
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	6,536,687	202,795	220,139	26,103	47,047
Total investment income*	12,514,045	6,771,053	24,382,101	5,642,849	5,774,490
EXPENSES:
Investment advisory and management fees	2,695,560	2,147,830	5,262,741	2,485,143	3,633,436
Service Fees:
Class 2	26,783	3,269	14,736	4,160	5,322
Class 3	751,402	298,402	877,531	143,077	311,650
Transfer agent fees and expenses	2,371	2,372	2,816	2,075	2,603
Custodian and accounting fees	245,303	229,360	92,274	64,998	59,228
Reports to shareholders	22,200	26,493	46,835	19,501	30,473
Audit and tax fees	59,063	54,410	41,122	54,610	41,483
Legal fees	26,336	12,270	15,402	9,700	13,867
Trustees' fees and expenses	14,402	6,251	29,675	10,745	15,443
Interest expense	8,985	—	796	4,730	413
License fee	23,290	1,136	—	1,136	—
Other expenses	88,016	60,123	45,218	59,226	37,102
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	3,963,711	2,841,916	6,429,146	2,859,101	4,151,020
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(111,920)	(240,664)	—	—	(348,343)
Fees paid indirectly (Note 2)	(2,370)	—	(14,534)	(24)	(4,225)
Net expenses	3,849,421	2,601,252	6,414,612	2,859,077	3,798,452
Net investment income (loss)	8,664,624	4,169,801	17,967,489	2,783,772	1,976,038
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	38,173,583	5,638,551	135,450,329	58,786,386	57,794,647
Investments (affiliated)	—	—	—	—	—
Futures contracts	(1,328,449)	(416,927)	—	—	—
Forward contracts	(671,637)	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(17,137)	(99,765)	—	(13,317)	—
Net realized gain (loss) on forward sales contacts	—	—	—	—	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	(1,369)	—	—	—	—
Net increase from reimbursement of investment violation (Note 5)	1,369	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	36,156,360	5,121,859	135,450,329	58,773,069	57,794,647
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	8,285,481	22,082,189	9,196,638	3,922,131	46,577,548
Investments (affiliated)	—	—	—	—	—
Futures contracts	(3,331,036)	181,761	—	—	—
Forward contracts	(28,533)	—	—	—	—
Forward sales contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(7,125)	8,106	—	(25,350)	(483)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	(20,674)	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	4,918,787	22,251,382	9,196,638	3,896,781	46,577,065
Net realized and unrealized gain (loss) on investments and foreign currencies	41,075,147	27,373,241	144,646,967	62,669,850	104,371,712
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$49,739,771	$31,543,042	$162,614,456	$65,453,622	$106,347,750
* Net of foreign withholding taxes on interest and dividends of	$251,091	$735,181	$23,252	$330,057	$28,117
** Net of foreign withholding taxes on capital gains of	$—	$13,982	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF OPERATIONS — For the Year Ended January 31, 2025 — (continued)

	SA JPMorgan MFS Core Bond	SA JPMorgan Mid-Cap Growth	SA JPMorgan Ultra-Short Bond^	SA Large Cap Growth Index	SA Large Cap Index
INVESTMENT INCOME:
Dividends (unaffiliated)	$423,834	$3,153,393	$604,878	$3,991,103	$44,263,783
Dividends (affiliated)	—	—	—	—	74,650
Interest (unaffiliated)	76,711,659	30,021	17,836,163	34,801	581,539
Total investment income*	77,135,493	3,183,414	18,441,041	4,025,904	44,919,972
EXPENSES:
Investment advisory and management fees	10,495,861	5,112,811	1,588,995	1,760,458	12,069,759
Service Fees:
Class 2	7,831	22,011	14,904	—	—
Class 3	2,092,201	1,028,951	561,864	159,994	297,878
Transfer agent fees and expenses	2,668	3,261	3,853	1,630	2,964
Custodian and accounting fees	282,628	79,475	42,502	64,201	320,848
Reports to shareholders	71,384	38,337	45,436	13,915	26,933
Audit and tax fees	95,699	41,486	50,171	45,033	41,930
Legal fees	33,676	12,899	76,037	10,110	28,549
Trustees' fees and expenses	57,060	21,545	10,803	19,366	107,018
Interest expense	18,252	—	—	8,740	22,638
License fee	2,949	—	—	130,176	355,038
Other expenses	66,803	49,276	40,043	48,000	75,594
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	13,227,012	6,410,052	2,434,608	2,261,623	13,349,149
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(1,749,310)	(42,200)	—	(39,020)	(4,634,879)
Fees paid indirectly (Note 2)	—	(21,328)	—	—	—
Net expenses	11,477,702	6,346,524	2,434,608	2,222,603	8,714,270
Net investment income (loss)	65,657,791	(3,163,110)	16,006,433	1,803,301	36,205,702
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(16,557,301)	76,694,494	519,565	99,545,307	380,728,458
Investments (affiliated)	—	—	—	—	244,064
Futures contracts	(556,626)	—	—	139,590	8,739,842
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	58	—	—
Net realized gain (loss) on forward sales contacts	—	—	—	—	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	27,581	—	—	(670,969)	—
Net increase from reimbursement of investment violation (Note 5)	—	—	—	670,969	—
Net realized gain (loss) on investments and foreign currencies	(17,086,346)	76,694,494	519,623	99,684,897	389,712,364
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	6,589,319	58,657,963	828,812	72,237,597	334,182,726
Investments (affiliated)	—	—	—	—	(18,430)
Futures contracts	(6,181,100)	—	—	(28,284)	891,094
Forward contracts	—	—	—	—	—
Forward sales contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	408,219	58,657,963	828,812	72,209,313	335,055,390
Net realized and unrealized gain (loss) on investments and foreign currencies	(16,678,127)	135,352,457	1,348,435	171,894,210	724,767,754
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$48,979,664	$132,189,347	$17,354,868	$173,697,511	$760,973,456
* Net of foreign withholding taxes on interest and dividends of	$(12)	$—	$—	$2,554	$11,076
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

^	See Note 1
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF OPERATIONS — For the Year Ended January 31, 2025 — (continued)

	SA Large Cap Value Index	SA MFS Blue Chip Growth	SA MFS Massachusetts Investors Trust	SA MFS Total Return	SA Mid Cap Index
INVESTMENT INCOME:
Dividends (unaffiliated)	$11,805,416	$4,820,570	$11,140,392	$6,829,507	$7,041,463
Dividends (affiliated)	27,279	—	—	—	—
Interest (unaffiliated)	34,042	104,154	235,498	8,854,346	99,976
Total investment income*	11,866,737	4,924,724	11,375,890	15,683,853	7,141,439
EXPENSES:
Investment advisory and management fees	1,626,012	4,411,775	5,732,429	3,248,436	1,456,939
Service Fees:
Class 2	—	5,213	10,193	26,051	—
Class 3	167,807	542,677	784,455	883,587	205,188
Transfer agent fees and expenses	1,630	2,519	2,674	2,223	2,668
Custodian and accounting fees	64,519	74,303	95,245	120,765	52,436
Reports to shareholders	11,646	31,564	37,684	25,315	17,201
Audit and tax fees	44,211	41,101	42,085	46,841	43,682
Legal fees	10,089	15,210	14,324	17,572	9,487
Trustees' fees and expenses	17,378	21,753	27,185	15,954	15,792
Interest expense	3,620	21,610	23,146	1,136	3,724
License fee	122,250	—	—	4,446	105,130
Other expenses	51,122	34,965	38,419	51,789	44,195
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	2,120,284	5,202,690	6,807,839	4,444,115	1,956,442
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(51,841)	—	(334,303)	—	—
Fees paid indirectly (Note 2)	—	—	—	—	—
Net expenses	2,068,443	5,202,690	6,473,536	4,444,115	1,956,442
Net investment income (loss)	9,798,294	(277,966)	4,902,354	11,239,738	5,184,997
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	53,528,006	154,166,103	213,258,722	40,515,674	32,186,329
Investments (affiliated)	85,738	—	—	—	—
Futures contracts	240,689	—	—	(135,539)	283,286
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	(20,328)	(5,760)	—
Net realized gain (loss) on forward sales contacts	—	—	—	—	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 5)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	53,854,433	154,166,103	213,238,394	40,374,375	32,469,615
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	6,637,721	48,069,500	(53,285,156)	(1,076,415)	49,579,525
Investments (affiliated)	(23,904)	—	—	—	—
Futures contracts	(36,905)	—	—	(366,524)	109,791
Forward contracts	—	—	—	—	—
Forward sales contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	7,018	(8,085)	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	6,576,912	48,069,500	(53,278,138)	(1,451,024)	49,689,316
Net realized and unrealized gain (loss) on investments and foreign currencies	60,431,345	202,235,603	159,960,256	38,923,351	82,158,931
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$70,229,639	$201,957,637	$164,862,610	$50,163,089	$87,343,928
* Net of foreign withholding taxes on interest and dividends of	$1,016	$15,675	$(149,432)	$67,559	$2,683
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF OPERATIONS — For the Year Ended January 31, 2025 — (continued)

	SA Morgan Stanley International Equities	SA PIMCO Global Bond Opportunities^	SA PIMCO RAE International Value	SA PIMCO VCP Tactical Balanced	SA PineBridge High-Yield Bond
INVESTMENT INCOME:
Dividends (unaffiliated)	$8,599,026	$270,025	$17,973,669	$—	$652,035
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	126,030	11,829,409	31,643	50,479,474	17,594,670
Total investment income*	8,725,056	12,099,434	18,005,312	50,479,474	18,246,705
EXPENSES:
Investment advisory and management fees	2,853,924	1,859,866	3,749,842	8,027,475	1,639,121
Service Fees:
Class 2	8,503	3,779	11,425	—	7,800
Class 3	283,310	586,210	811,499	2,338,376	317,066
Transfer agent fees and expenses	2,816	2,832	2,075	741	2,816
Custodian and accounting fees	99,153	224,567	122,699	222,415	37,397
Reports to shareholders	17,687	84,485	21,776	43,355	20,326
Audit and tax fees	57,238	72,996	55,262	68,163	86,030
Legal fees	9,544	112,471	760	27,391	8,898
Trustees' fees and expenses	11,150	9,414	14,256	29,585	8,414
Interest expense	28	524,648	5,543	3,668,716	—
License fee	—	4,721	1,136	51,403	—
Other expenses	53,377	48,737	131,519	81,670	45,162
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	3,396,730	3,534,726	4,927,792	14,559,290	2,173,030
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(170,558)	(44,561)	(355,106)	(37,818)	—
Fees paid indirectly (Note 2)	—	—	—	—	—
Net expenses	3,226,172	3,490,165	4,572,686	14,521,472	2,173,030
Net investment income (loss)	5,498,884	8,609,269	13,432,626	35,958,002	16,073,675
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	33,649,265	(21,563,735)	31,199,119	(21,034,451)	5,214,830
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	(2,041,244)	—	99,586,863	—
Forward contracts	—	(2,955,231)	—	2,025,611	—
Swap contracts	—	2,877,065	—	1,344,223	—
Written option contracts	—	1,545,517	—	254,083	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(91,510)	(56,741)	(89,105)	(144,263)	—
Net realized gain (loss) on forward sales contacts	—	960,144	—	37,594	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	(155,835)	—	—	—	—
Net increase from reimbursement of investment violation (Note 5)	155,835	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	33,557,755	(21,234,225)	31,110,014	82,069,660	5,214,830
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(7,208,976)	16,731,042	(11,803,545)	3,619,689	(853,040)
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	1,197,140	—	(24,717,272)	—
Forward contracts	—	298,686	—	503,864	—
Forward sales contracts	—	(411,731)	—	2,376	—
Swap contracts	—	(1,448,845)	—	488,414	—
Written option contracts	—	(184,216)	—	12,946	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(62,869)	(33,228)	(113,759)	61,523	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(7,271,845)	16,148,848	(11,917,304)	(20,028,460)	(853,040)
Net realized and unrealized gain (loss) on investments and foreign currencies	26,285,910	(5,085,377)	19,192,710	62,041,200	4,361,790
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,784,794	$3,523,892	$32,625,336	$97,999,202	$20,435,465
* Net of foreign withholding taxes on interest and dividends of	$111,021	$—	$2,027,285	$391	$—
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

^	See Note 1
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF OPERATIONS — For the Year Ended January 31, 2025 — (continued)

	SA Putnam International Growth and Income	SA Schroders VCP Global Allocation	SA Small Cap Index	SA T. Rowe Price Asset Allocation Growth	SA T. Rowe Price VCP Balanced
INVESTMENT INCOME:
Dividends (unaffiliated)	$11,660,342	$4,420,113	$3,836,817	$10,045,503	$23,210,249
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	266,056	10,069,943	195,221	4,937,734	19,766,888
Total investment income*	11,926,398	14,490,056	4,032,038	14,983,237	42,977,137
EXPENSES:
Investment advisory and management fees	3,033,590	3,867,052	1,112,005	5,190,898	11,262,799
Service Fees:
Class 2	7,042	—	—	—	—
Class 3	250,917	1,148,912	173,620	1,871,246	3,686,969
Transfer agent fees and expenses	2,964	593	2,668	741	741
Custodian and accounting fees	60,632	125,158	66,589	175,365	312,586
Reports to shareholders	26,371	23,994	12,824	28,997	97,283
Audit and tax fees	57,557	46,309	43,679	47,471	45,531
Legal fees	11,556	13,318	8,615	31,326	33,945
Trustees' fees and expenses	10,756	14,729	10,366	24,744	47,068
Interest expense	6,617	10,212	3,940	6,662	148,763
License fee	17,841	23,290	85,410	3,636	24,787
Other expenses	89,838	84,702	66,807	77,468	98,210
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	3,575,681	5,358,269	1,586,523	7,458,554	15,758,682
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(197,911)	(60,173)	(124,693)	—	—
Fees paid indirectly (Note 2)	—	—	—	—	—
Net expenses	3,377,770	5,298,096	1,461,830	7,458,554	15,758,682
Net investment income (loss)	8,548,628	9,191,960	2,570,208	7,524,683	27,218,455
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	30,843,589	3,711,689	17,214,159	46,673,171	79,335,623
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	22,935,235	1,272,979	(56,763)	56,486,709
Forward contracts	(820,541)	(1,333,609)	—	—	—
Swap contracts	—	—	—	70,869	17,357
Written option contracts	—	—	—	4,808	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(147,524)	(16,317)	—	(33,546)	(99,372)
Net realized gain (loss) on forward sales contacts	—	—	—	—	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 5)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	29,875,524	25,296,998	18,487,138	46,658,539	135,740,317
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(140,520)	29,549,576	32,062,841	62,072,900	63,212,473
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	(5,293,257)	(350,908)	(113,385)	(9,451,685)
Forward contracts	(661,377)	(15,672)	—	—	—
Forward sales contracts	—	—	—	—	—
Swap contracts	—	—	—	126	18,493
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(18,919)	(31,682)	—	(16,693)	(47,894)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	(27,935)
Net unrealized gain (loss) on investments and foreign currencies	(820,816)	24,208,965	31,711,933	61,942,948	53,703,452
Net realized and unrealized gain (loss) on investments and foreign currencies	29,054,708	49,505,963	50,199,071	108,601,487	189,443,769
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$37,603,336	$58,697,923	$52,769,279	$116,126,170	$216,662,224
* Net of foreign withholding taxes on interest and dividends of	$748,135	$219,382	$9,452	$434,706	$833,393
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$5,779
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF OPERATIONS — For the Year Ended January 31, 2025 — (continued)

	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy	SA VCP Index Allocation
INVESTMENT INCOME:
Dividends (unaffiliated)	$15,222,042	$8,335,601	$4,799,205
Dividends (affiliated)	122,126,877	70,043,198	7,779,628
Interest (unaffiliated)	41,034,628	25,455,900	528,698
Total investment income*	178,383,547	103,834,699	13,107,531
EXPENSES:
Investment advisory and management fees	17,783,711	11,767,941	1,078,905
Service Fees:
Class 2	—	—	—
Class 3	20,915,921	13,395,763	1,361,398
Transfer agent fees and expenses	1,037	1,037	742
Custodian and accounting fees	123,084	86,838	(91,050)
Reports to shareholders	197,436	141,055	19,635
Audit and tax fees	31,009	31,011	29,153
Legal fees	43,015	42,851	28,075
Trustees' fees and expenses	246,462	157,267	17,770
Interest expense	3,023,440	1,891,207	97,165
License fee	4,446	4,446	3,636
Other expenses	96,475	108,934	43,781
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	42,466,036	27,628,350	2,589,210
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(564,003)	(290,244)	—
Fees paid indirectly (Note 2)	—	—	—
Net expenses	41,902,033	27,338,106	2,589,210
Net investment income (loss)	136,481,514	76,496,593	10,518,321
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(228,922,233)	(146,732,990)	(4,055,287)
Investments (affiliated)	226,629,658	113,847,954	16,023,895
Futures contracts	343,482,114	106,401,981	34,454,575
Forward contracts	—	—	—
Swap contracts	—	—	—
Written option contracts	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—
Net realized gain (loss) on forward sales contacts	—	—	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	283,883,431	218,176,111	10,825,667
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	—	—	—
Net increase from reimbursement of investment violation (Note 5)	—	—	—
Net realized gain (loss) on investments and foreign currencies	625,072,970	291,693,056	57,248,850
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	38,127,763	23,918,788	11,840
Investments (affiliated)	467,398,736	364,384,237	31,149,867
Futures contracts	(56,756,239)	(9,573,291)	(7,300,903)
Forward contracts	—	—	—
Forward sales contracts	—	—	—
Swap contracts	—	—	—
Written option contracts	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(20,272)	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	448,770,260	378,709,462	23,860,804
Net realized and unrealized gain (loss) on investments and foreign currencies	1,073,843,230	670,402,518	81,109,654
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,210,324,744	$746,899,111	$91,627,975
* Net of foreign withholding taxes on interest and dividends of	$—	$107,522	$—
** Net of foreign withholding taxes on capital gains of	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF CHANGES IN NET ASSETS

	SA AB Growth		SA AB Small & Mid Cap Value		SA BlackRock Multi-Factor 70/30
	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(3,635,718)	$(1,329,536)	$2,544,178	$2,756,860	$1,973,785	$1,764,061
Net realized gain (loss) on investments and foreign currencies	263,887,616	186,184,033	52,364,015	32,154,987	6,765,172	345,015
Net unrealized gain (loss) on investments and foreign currencies	146,547,850	254,730,221	23,353,927	(23,110,377)	4,857,822	6,306,441
Net increase (decrease) in net assets resulting from operations	406,799,748	439,584,718	78,262,120	11,801,470	13,596,779	8,415,517
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(104,172,167)	(72,678,700)	(6,997,334)	(9,992,241)	—	(6,664)
Distributable earnings — Class 2	(8,405,337)	(5,617,906)	(586,174)	(782,888)	—	—
Distributable earnings — Class 3	(71,906,488)	(44,140,990)	(26,956,443)	(35,519,276)	—	(1,754,196)
Total distributions to shareholders	(184,483,992)	(122,437,596)	(34,539,951)	(46,294,405)	—	(1,760,860)
CAPITAL SHARE TRANSACTIONS (Note 7)	(142,768,924)	(180,516,621)	(32,464,556)	(13,568,607)	(1,770,712)	7,219,043
TOTAL INCREASE (DECREASE) IN NET ASSETS	79,546,832	136,630,501	11,257,613	(48,061,542)	11,826,067	13,873,700
NET ASSETS:
Beginning of period	1,754,649,084	1,618,018,583	495,128,890	543,190,432	97,138,059	83,264,359
End of period	$1,834,195,916	$1,754,649,084	$506,386,503	$495,128,890	$108,964,126	$97,138,059
	SA BlackRock VCP Global Multi Asset		SA Emerging Markets Equity Index		SA Federated Hermes Corporate Bond
	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$12,226,660	$9,492,468	$1,883,992	$1,856,981	$51,240,431	$46,791,199
Net realized gain (loss) on investments and foreign currencies	43,190,672	(21,953,308)	(2,112,570)	(1,383,992)	(1,575,608)	(5,379,209)
Net unrealized gain (loss) on investments and foreign currencies	12,023,480	60,050,890	11,917,958	(5,220,939)	(9,475,232)	8,681,348
Net increase (decrease) in net assets resulting from operations	67,440,812	47,590,050	11,689,380	(4,747,950)	40,189,591	50,093,338
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(6,735)	(3,744)	(1,542,734)	(1,800,299)	(14,055,400)	(14,188,265)
Distributable earnings — Class 2	—	—	—	—	(316,946)	(353,089)
Distributable earnings — Class 3	(8,756,180)	(4,724,394)	(365,631)	(427,260)	(32,517,464)	(31,423,030)
Total distributions to shareholders	(8,762,915)	(4,728,138)	(1,908,365)	(2,227,559)	(46,889,810)	(45,964,384)
CAPITAL SHARE TRANSACTIONS (Note 7)	(78,787,924)	(60,568,118)	(3,666,637)	(4,492,226)	113,378,706	44,484,722
TOTAL INCREASE (DECREASE) IN NET ASSETS	(20,110,027)	(17,706,206)	6,114,378	(11,467,735)	106,678,487	48,613,676
NET ASSETS:
Beginning of period	691,062,210	708,768,416	85,868,198	97,335,933	1,384,231,794	1,335,618,118
End of period	$670,952,183	$691,062,210	$91,982,576	$85,868,198	$1,490,910,281	$1,384,231,794
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SA Fidelity Institutional AM® International Growth		SA Fidelity Institutional AM® Real Estate		SA Fixed Income Index
	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$798,202	$814,126	$5,082,064	$5,806,757	$16,553,229	$14,975,117
Net realized gain (loss) on investments and foreign currencies	30,381,882	9,296,815	18,484,843	(3,658,705)	(1,101,162)	(1,368,412)
Net unrealized gain (loss) on investments and foreign currencies	(2,005,749)	29,360,574	11,387,099	(7,889,363)	(6,629,929)	(1,900,955)
Net increase (decrease) in net assets resulting from operations	29,174,335	39,471,515	34,954,006	(5,741,311)	8,822,138	11,705,750
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(3,820,763)	(751,481)	(2,614,882)	(7,719,960)	(12,963,811)	(10,239,188)
Distributable earnings — Class 2	—	—	(62,270)	(231,104)	—	—
Distributable earnings — Class 3	(243,978)	(26,266)	(2,748,766)	(11,348,703)	(2,300,249)	(1,846,498)
Total distributions to shareholders	(4,064,741)	(777,747)	(5,425,918)	(19,299,767)	(15,264,060)	(12,085,686)
CAPITAL SHARE TRANSACTIONS (Note 7)	(44,686,458)	(44,415,852)	(30,658,125)	(6,587,709)	(1,731,518)	2,542,781
TOTAL INCREASE (DECREASE) IN NET ASSETS	(19,576,864)	(5,722,084)	(1,130,037)	(31,628,787)	(8,173,440)	2,162,845
NET ASSETS:
Beginning of period	253,645,318	259,367,402	257,576,979	289,205,766	543,518,661	541,355,816
End of period	$234,068,454	$253,645,318	$256,446,942	$257,576,979	$535,345,221	$543,518,661
	SA Fixed Income Intermediate Index		SA Franklin BW U.S. Large Cap Value		SA Franklin Small Company Value
	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$13,540,531	$12,519,264	$22,597,918	$24,880,919	$2,487,279	$2,189,787
Net realized gain (loss) on investments and foreign currencies	(1,709,859)	(2,163,980)	180,778,945	12,233,365	23,240,626	5,825,369
Net unrealized gain (loss) on investments and foreign currencies	3,351,569	5,904,859	51,351,343	7,922,301	21,971,736	(8,984,769)
Net increase (decrease) in net assets resulting from operations	15,182,241	16,260,143	254,728,206	45,036,585	47,699,641	(969,613)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(11,585,896)	(8,100,026)	(23,384,101)	(90,614,388)	(3,726,864)	(8,106,705)
Distributable earnings — Class 2	—	—	(1,180,324)	(4,450,948)	—	—
Distributable earnings — Class 3	(1,303,807)	(714,842)	(12,551,776)	(49,342,171)	(6,300,399)	(13,535,964)
Total distributions to shareholders	(12,889,703)	(8,814,868)	(37,116,201)	(144,407,507)	(10,027,263)	(21,642,669)
CAPITAL SHARE TRANSACTIONS (Note 7)	(29,564,493)	(25,037,941)	(199,507,212)	(42,188,511)	(27,483,383)	(11,453,422)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(27,271,955)	(17,592,666)	18,104,793	(141,559,433)	10,188,995	(34,065,704)
NET ASSETS:
Beginning of period	499,112,032	516,704,698	1,216,947,377	1,358,506,810	284,196,408	318,262,112
End of period	$471,840,077	$499,112,032	$1,235,052,170	$1,216,947,377	$294,385,403	$284,196,408
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SA Franklin Systematic U.S. Large Cap Core		SA Franklin Systematic U.S. Large Cap Value		SA Franklin Tactical Opportunities
	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,352,596	$1,323,328	$6,212,531	$5,609,106	$1,260,442	$1,211,480
Net realized gain (loss) on investments and foreign currencies	21,913,735	5,268,077	41,465,797	(3,117,967)	5,625,887	124,716
Net unrealized gain (loss) on investments and foreign currencies	23,878,142	16,982,616	36,272,901	14,679,536	6,210,103	8,311,575
Net increase (decrease) in net assets resulting from operations	47,144,473	23,574,021	83,951,229	17,170,675	13,096,432	9,647,771
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(6,037,864)	(12,813,881)	(3,244,898)	(2,355,961)	(819)	(5,007)
Distributable earnings — Class 2	—	—	(55,666)	(73,523)	—	—
Distributable earnings — Class 3	(571,110)	(1,283,420)	(2,313,949)	(3,124,220)	(441,404)	(1,372,984)
Total distributions to shareholders	(6,608,974)	(14,097,301)	(5,614,513)	(5,553,704)	(442,223)	(1,377,991)
CAPITAL SHARE TRANSACTIONS (Note 7)	47,027,615	(4,489,557)	66,808,848	(33,096,835)	(3,133,093)	3,629,006
TOTAL INCREASE (DECREASE) IN NET ASSETS	87,563,114	4,987,163	145,145,564	(21,479,864)	9,521,116	11,898,786
NET ASSETS:
Beginning of period	143,131,378	138,144,215	357,693,207	379,173,071	93,943,733	82,044,947
End of period	$230,694,492	$143,131,378	$502,838,771	$357,693,207	$103,464,849	$93,943,733
	SA Global Index Allocation 60/40		SA Global Index Allocation 75/25		SA Global Index Allocation 90/10
	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,743,479	$1,345,205	$1,594,885	$1,328,496	$5,563,478	$4,943,894
Net realized gain (loss) on investments and foreign currencies	3,633,148	1,569,218	4,710,973	1,984,005	19,129,522	9,080,004
Net unrealized gain (loss) on investments and foreign currencies	5,199,422	3,770,451	6,655,373	4,193,879	29,285,272	17,145,303
Net increase (decrease) in net assets resulting from operations	10,576,049	6,684,874	12,961,231	7,506,380	53,978,272	31,169,201
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(3,468)	(2,324)	(14,788)	(18,629)	(173,743)	(215,659)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	(4,614,197)	(4,061,676)	(3,456,663)	(4,507,516)	(13,952,373)	(17,257,115)
Total distributions to shareholders	(4,617,665)	(4,064,000)	(3,471,451)	(4,526,145)	(14,126,116)	(17,472,774)
CAPITAL SHARE TRANSACTIONS (Note 7)	2,869,978	7,023,264	(536,709)	8,988,350	(2,813,026)	19,881,128
TOTAL INCREASE (DECREASE) IN NET ASSETS	8,828,362	9,644,138	8,953,071	11,968,585	37,039,130	33,577,555
NET ASSETS:
Beginning of period	94,288,819	84,644,681	96,459,329	84,490,744	350,164,857	316,587,302
End of period	$103,117,181	$94,288,819	$105,412,400	$96,459,329	$387,203,987	$350,164,857
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SA Goldman Sachs Multi-Asset Insights		SA Index Allocation 60/40		SA Index Allocation 80/20
	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$751,492	$768,784	$4,089,307	$3,230,501	$6,693,613	$5,774,695
Net realized gain (loss) on investments and foreign currencies	6,083,000	1,740,961	14,123,522	7,668,382	33,988,839	16,808,162
Net unrealized gain (loss) on investments and foreign currencies	174,503	1,825,703	17,009,955	12,043,826	43,551,487	30,379,786
Net increase (decrease) in net assets resulting from operations	7,008,995	4,335,448	35,222,784	22,942,709	84,233,939	52,962,643
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(15,863)	(1,577)	(17,450)	(19,503)	(138,522)	(194,122)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	(4,419,282)	(378,052)	(11,454,494)	(13,740,439)	(22,746,198)	(29,363,941)
Total distributions to shareholders	(4,435,145)	(379,629)	(11,471,944)	(13,759,942)	(22,884,720)	(29,558,063)
CAPITAL SHARE TRANSACTIONS (Note 7)	3,095,866	1,526,123	(5,558,614)	10,893,075	(22,712,888)	17,701,854
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,669,716	5,481,942	18,192,226	20,075,842	38,636,331	41,106,434
NET ASSETS:
Beginning of period	44,637,458	39,155,516	257,378,052	237,302,210	493,767,891	452,661,457
End of period	$50,307,174	$44,637,458	$275,570,278	$257,378,052	$532,404,222	$493,767,891
	SA Index Allocation 90/10		SA International Index		SA Invesco Growth Opportunities
	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$17,466,535	$15,630,968	$18,549,471	$18,221,502	$(1,524,866)	$(1,049,467)
Net realized gain (loss) on investments and foreign currencies	84,146,281	47,294,527	1,916,504	(2,755,264)	29,514,830	(11,476,379)
Net unrealized gain (loss) on investments and foreign currencies	147,355,395	92,600,937	42,019,223	40,367,358	28,778,385	20,577,969
Net increase (decrease) in net assets resulting from operations	248,968,211	155,526,432	62,485,198	55,833,596	56,768,349	8,052,123
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(403,863)	(506,557)	(20,307,451)	(16,703,556)	—	—
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	(62,794,653)	(79,685,817)	(740,693)	(615,188)	—	—
Total distributions to shareholders	(63,198,516)	(80,192,374)	(21,048,144)	(17,318,744)	—	—
CAPITAL SHARE TRANSACTIONS (Note 7)	(33,224,628)	55,752,375	46,491,216	(36,682,369)	(45,745,289)	15,529,119
TOTAL INCREASE (DECREASE) IN NET ASSETS	152,545,067	131,086,433	87,928,270	1,832,483	11,023,060	23,581,242
NET ASSETS:
Beginning of period	1,338,304,692	1,207,218,259	740,303,903	738,471,420	282,384,977	258,803,735
End of period	$1,490,849,759	$1,338,304,692	$828,232,173	$740,303,903	$293,408,037	$282,384,977
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SA Janus Focused Growth		SA JPMorgan Diversified Balanced		SA JPMorgan Emerging Markets
	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(841,439)	$(83,995)	$8,664,624	$7,674,427	$4,169,801	$3,723,388
Net realized gain (loss) on investments and foreign currencies	99,607,165	35,808,050	36,156,360	(3,563,942)	5,121,859	(7,606,873)
Net unrealized gain (loss) on investments and foreign currencies	9,586,208	85,093,565	4,918,787	35,374,585	22,251,382	(662,029)
Net increase (decrease) in net assets resulting from operations	108,351,934	120,817,620	49,739,771	39,485,070	31,543,042	(4,545,514)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(11,284,035)	—	(2,182,640)	(1,942,664)	(1,978,277)	(2,770,764)
Distributable earnings — Class 2	(415,419)	—	(288,366)	(251,013)	(59,564)	(83,340)
Distributable earnings — Class 3	(8,966,337)	—	(4,594,828)	(3,850,077)	(3,179,358)	(4,271,597)
Total distributions to shareholders	(20,665,791)	—	(7,065,834)	(6,043,754)	(5,217,199)	(7,125,701)
CAPITAL SHARE TRANSACTIONS (Note 7)	(79,395,256)	(94,159,967)	(43,816,138)	(32,699,985)	(23,963,400)	(2,530,924)
TOTAL INCREASE (DECREASE) IN NET ASSETS	8,290,887	26,657,653	(1,142,201)	741,331	2,362,443	(14,202,139)
NET ASSETS:
Beginning of period	437,869,377	411,211,724	439,647,990	438,906,659	182,931,090	197,133,229
End of period	$446,160,264	$437,869,377	$438,505,789	$439,647,990	$185,293,533	$182,931,090
	SA JPMorgan Equity-Income		SA JPMorgan Global Equities		SA JPMorgan Large Cap Core
	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$17,967,489	$20,826,528	$2,783,772	$3,028,525	$1,976,038	$3,089,574
Net realized gain (loss) on investments and foreign currencies	135,450,329	61,678,177	58,773,069	21,655,500	57,794,647	56,747,937
Net unrealized gain (loss) on investments and foreign currencies	9,196,638	(70,179,695)	3,896,781	26,093,902	46,577,065	23,132,296
Net increase (decrease) in net assets resulting from operations	162,614,456	12,325,010	65,453,622	50,777,927	106,347,750	82,969,807
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(48,967,630)	(73,896,732)	(20,759,657)	(11,791,465)	(44,255,363)	(11,068,720)
Distributable earnings — Class 2	(921,292)	(1,068,680)	(221,769)	(120,861)	(381,519)	(118,852)
Distributable earnings — Class 3	(32,163,730)	(38,330,398)	(4,660,373)	(2,286,331)	(13,337,919)	(3,955,338)
Total distributions to shareholders	(82,052,652)	(113,295,810)	(25,641,799)	(14,198,657)	(57,974,801)	(15,142,910)
CAPITAL SHARE TRANSACTIONS (Note 7)	(159,221,159)	(39,629,392)	(41,018,152)	(30,898,427)	68,651,972	(55,064,095)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(78,659,355)	(140,600,192)	(1,206,329)	5,680,843	117,024,921	12,762,802
NET ASSETS:
Beginning of period	970,261,404	1,110,861,596	315,073,753	309,392,910	421,787,020	409,024,218
End of period	$891,602,049	$970,261,404	$313,867,424	$315,073,753	$538,811,941	$421,787,020
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SA JPMorgan MFS Core Bond		SA JPMorgan Mid-Cap Growth		SA JPMorgan Ultra-Short Bond ^
	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$65,657,791	$59,966,055	$(3,163,110)	$(2,648,942)	$16,006,433	$11,750,676
Net realized gain (loss) on investments and foreign currencies	(17,086,346)	(37,880,744)	76,694,494	174,335	519,623	(1,301,298)
Net unrealized gain (loss) on investments and foreign currencies	408,219	23,059,952	58,657,963	86,032,782	828,812	5,875,865
Net increase (decrease) in net assets resulting from operations	48,979,664	45,145,263	132,189,347	83,558,175	17,354,868	16,325,243
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(34,261,273)	(25,258,657)	—	—	(4,267,637)	(1,475,435)
Distributable earnings — Class 2	(190,347)	(150,549)	—	—	(363,374)	(100,361)
Distributable earnings — Class 3	(29,023,551)	(21,923,653)	—	—	(8,100,782)	(2,126,912)
Total distributions to shareholders	(63,475,171)	(47,332,859)	—	—	(12,731,793)	(3,702,708)
CAPITAL SHARE TRANSACTIONS (Note 7)	49,686,144	761,451	(63,723,821)	(50,574,362)	(25,271,332)	(43,319,917)
TOTAL INCREASE (DECREASE) IN NET ASSETS	35,190,637	(1,426,145)	68,465,526	32,983,813	(20,648,257)	(30,697,382)
NET ASSETS:
Beginning of period	1,712,945,621	1,714,371,766	642,902,467	609,918,654	357,547,631	388,245,013
End of period	$1,748,136,258	$1,712,945,621	$711,367,993	$642,902,467	$336,899,374	$357,547,631

^	See Note 1
	SA Large Cap Growth Index		SA Large Cap Index		SA Large Cap Value Index
	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,803,301	$3,486,914	$36,205,702	$39,502,113	$9,798,294	$6,557,968
Net realized gain (loss) on investments and foreign currencies	99,684,897	20,482,700	389,712,364	159,119,357	53,854,433	49,252,351
Net unrealized gain (loss) on investments and foreign currencies	72,209,313	72,848,038	335,055,390	353,001,545	6,576,912	3,772,131
Net increase (decrease) in net assets resulting from operations	173,697,511	96,817,652	760,973,456	551,623,015	70,229,639	59,582,450
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(21,727,871)	(10,113,463)	(190,997,312)	(150,105,826)	(50,509,965)	(33,312,394)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	(2,519,675)	(1,231,462)	(7,150,660)	(5,048,518)	(6,155,987)	(5,326,817)
Total distributions to shareholders	(24,247,546)	(11,344,925)	(198,147,972)	(155,154,344)	(56,665,952)	(38,639,211)
CAPITAL SHARE TRANSACTIONS (Note 7)	40,989,473	122,474,266	(324,415,979)	(143,108,996)	151,930,910	104,979,727
TOTAL INCREASE (DECREASE) IN NET ASSETS	190,439,438	207,946,993	238,409,505	253,359,675	165,494,597	125,922,966
NET ASSETS:
Beginning of period	487,633,134	279,686,141	3,107,579,348	2,854,219,673	457,230,696	331,307,730
End of period	$678,072,572	$487,633,134	$3,345,988,853	$3,107,579,348	$622,725,293	$457,230,696
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SA MFS Blue Chip Growth		SA MFS Massachusetts Investors Trust		SA MFS Total Return
	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(277,966)	$289,940	$4,902,354	$6,552,941	$11,239,738	$10,661,142
Net realized gain (loss) on investments and foreign currencies	154,166,103	72,665,312	213,238,394	106,905,573	40,374,375	18,738,654
Net unrealized gain (loss) on investments and foreign currencies	48,069,500	116,791,657	(53,278,138)	7,055,496	(1,451,024)	(7,026,282)
Net increase (decrease) in net assets resulting from operations	201,957,637	189,746,909	164,862,610	120,514,010	50,163,089	22,373,514
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(47,563,452)	(9,575,639)	(65,617,717)	(51,039,372)	(7,612,068)	(6,605,328)
Distributable earnings — Class 2	(393,680)	(61,235)	(1,047,880)	(555,676)	(1,033,237)	(874,979)
Distributable earnings — Class 3	(26,112,003)	(3,534,740)	(47,416,709)	(27,577,417)	(21,112,646)	(17,221,404)
Total distributions to shareholders	(74,069,135)	(13,171,614)	(114,082,306)	(79,172,465)	(29,757,951)	(24,701,711)
CAPITAL SHARE TRANSACTIONS (Note 7)	(130,151,611)	(152,316,714)	(215,938,174)	(70,991,374)	(21,027,544)	(9,318,100)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,263,109)	24,258,581	(165,157,870)	(29,649,829)	(622,406)	(11,646,297)
NET ASSETS:
Beginning of period	649,003,015	624,744,434	890,156,236	919,806,065	491,444,068	503,090,365
End of period	$646,739,906	$649,003,015	$724,998,366	$890,156,236	$490,821,662	$491,444,068
	SA Mid Cap Index		SA Morgan Stanley International Equities		SA PIMCO Global Bond Opportunities^
	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$5,184,997	$5,081,121	$5,498,884	$5,711,038	$8,609,269	$5,891,706
Net realized gain (loss) on investments and foreign currencies	32,469,615	5,308,452	33,557,755	1,821,119	(21,234,225)	(6,428,625)
Net unrealized gain (loss) on investments and foreign currencies	49,689,316	7,347,631	(7,271,845)	10,179,153	16,148,848	(3,333,824)
Net increase (decrease) in net assets resulting from operations	87,343,928	17,737,204	31,784,794	17,711,310	3,523,892	(3,870,743)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(8,170,584)	(12,930,223)	(3,828,819)	(3,505,724)	(1,178,445)	—
Distributable earnings — Class 2	—	—	(90,635)	(84,122)	(55,019)	—
Distributable earnings — Class 3	(1,569,735)	(2,426,714)	(1,742,559)	(1,452,747)	(5,229,363)	—
Total distributions to shareholders	(9,740,319)	(15,356,937)	(5,662,013)	(5,042,593)	(6,462,827)	—
CAPITAL SHARE TRANSACTIONS (Note 7)	(14,217,354)	1,706,865	(49,994,614)	(29,933,579)	(7,675,657)	(18,429,464)
TOTAL INCREASE (DECREASE) IN NET ASSETS	63,386,255	4,087,132	(23,871,833)	(17,264,862)	(10,614,592)	(22,300,207)
NET ASSETS:
Beginning of period	446,488,378	442,401,246	346,755,034	364,019,896	294,132,517	316,432,724
End of period	$509,874,633	$446,488,378	$322,883,201	$346,755,034	$283,517,925	$294,132,517

^	See Note 1
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SA PIMCO RAE International Value		SA PIMCO VCP Tactical Balanced		SA PineBridge High-Yield Bond
	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$13,432,626	$14,525,870	$35,958,002	$35,786,956	$16,073,675	$16,988,983
Net realized gain (loss) on investments and foreign currencies	31,110,014	(1,780,594)	82,069,660	6,571,379	5,214,830	(8,301,012)
Net unrealized gain (loss) on investments and foreign currencies	(11,917,304)	23,860,569	(20,028,460)	19,819,745	(853,040)	19,976,884
Net increase (decrease) in net assets resulting from operations	32,625,336	36,605,845	97,999,202	62,178,080	20,435,465	28,664,855
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(3,967,230)	(5,894,137)	(14,938)	(8,484)	(8,371,275)	(7,537,140)
Distributable earnings — Class 2	(273,812)	(322,860)	—	—	(340,118)	(338,824)
Distributable earnings — Class 3	(11,201,225)	(13,219,175)	(50,455,426)	(38,667,452)	(8,435,857)	(7,530,346)
Total distributions to shareholders	(15,442,267)	(19,436,172)	(50,470,364)	(38,675,936)	(17,147,250)	(15,406,310)
CAPITAL SHARE TRANSACTIONS (Note 7)	(62,359,231)	(83,408,344)	(92,641,760)	(89,663,906)	3,440,351	(14,973,808)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(45,176,162)	(66,238,671)	(45,112,922)	(66,161,762)	6,728,566	(1,715,263)
NET ASSETS:
Beginning of period	468,237,359	534,476,030	943,711,697	1,009,873,459	253,362,741	255,078,004
End of period	$423,061,197	$468,237,359	$898,598,775	$943,711,697	$260,091,307	$253,362,741
	SA Putnam International Growth and Income		SA Schroders VCP Global Allocation		SA Small Cap Index
	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$8,548,628	$9,531,809	$9,191,960	$10,290,789	$2,570,208	$2,647,409
Net realized gain (loss) on investments and foreign currencies	29,875,524	10,734,375	25,296,998	7,368,811	18,487,138	4,612,504
Net unrealized gain (loss) on investments and foreign currencies	(820,816)	7,402,465	24,208,965	26,251,796	31,711,933	(3,000,645)
Net increase (decrease) in net assets resulting from operations	37,603,336	27,668,649	58,697,923	43,911,396	52,769,279	4,259,268
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(13,237,563)	(5,864,350)	(6,758)	(3,800)	(5,581,968)	(3,166,019)
Distributable earnings — Class 2	(295,804)	(108,345)	—	—	—	—
Distributable earnings — Class 3	(6,147,294)	(2,149,843)	(7,464,391)	(5,766,213)	(1,545,424)	(695,847)
Total distributions to shareholders	(19,680,661)	(8,122,538)	(7,471,149)	(5,770,013)	(7,127,392)	(3,861,866)
CAPITAL SHARE TRANSACTIONS (Note 7)	(63,223,164)	(32,906,936)	(73,215,776)	(54,957,509)	(24,431,440)	(9,052,772)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(45,300,489)	(13,360,825)	(21,989,002)	(16,816,126)	21,210,447	(8,655,370)
NET ASSETS:
Beginning of period	335,401,995	348,762,820	463,939,587	480,755,713	296,932,298	305,587,668
End of period	$290,101,506	$335,401,995	$441,950,585	$463,939,587	$318,142,745	$296,932,298
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SA T. Rowe Price Asset Allocation Growth		SA T. Rowe Price VCP Balanced		SA VCP Dynamic Allocation
	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$7,524,683	$7,005,723	$27,218,455	$26,480,584	$136,481,514	$112,269,487
Net realized gain (loss) on investments and foreign currencies	46,658,539	6,350,338	135,740,317	23,698,732	625,072,970	(7,595,069)
Net unrealized gain (loss) on investments and foreign currencies	61,942,948	69,586,779	53,703,452	107,317,430	448,770,260	599,711,122
Net increase (decrease) in net assets resulting from operations	116,126,170	82,942,840	216,662,224	157,496,746	1,210,324,744	704,385,540
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(11,950)	(9,616)	(5,258)	(4,545)	(13,997)	(34,349)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	(15,237,138)	(10,838,728)	(27,051,658)	(23,139,070)	(216,837,876)	(545,791,657)
Total distributions to shareholders	(15,249,088)	(10,848,344)	(27,056,916)	(23,143,615)	(216,851,873)	(545,826,006)
CAPITAL SHARE TRANSACTIONS (Note 7)	(27,019,883)	(7,711,861)	(204,049,558)	(139,656,656)	(1,217,152,974)	(642,962,277)
TOTAL INCREASE (DECREASE) IN NET ASSETS	73,857,199	64,382,635	(14,444,250)	(5,303,525)	(223,680,103)	(484,402,743)
NET ASSETS:
Beginning of period	700,112,182	635,729,547	1,453,766,523	1,459,070,048	8,350,389,382	8,834,792,125
End of period	$773,969,381	$700,112,182	$1,439,322,273	$1,453,766,523	$8,126,709,279	$8,350,389,382
	SA VCP Dynamic Strategy		SA VCP Index Allocation
	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$76,496,593	$69,318,675	$10,518,321	$8,610,339
Net realized gain (loss) on investments and foreign currencies	291,693,056	(26,978,253)	57,248,850	16,929,951
Net unrealized gain (loss) on investments and foreign currencies	378,709,462	352,841,782	23,860,804	25,384,727
Net increase (decrease) in net assets resulting from operations	746,899,111	395,182,204	91,627,975	50,925,017
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(10,976)	(80,467)	(36,193)	(11,038)
Distributable earnings — Class 2	—	—	—	—
Distributable earnings — Class 3	(72,574,244)	(594,208,882)	(35,731,650)	(12,959,143)
Total distributions to shareholders	(72,585,220)	(594,289,349)	(35,767,843)	(12,970,181)
CAPITAL SHARE TRANSACTIONS (Note 7)	(849,532,083)	(150,017,170)	(4,324,557)	(14,937,566)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(175,218,192)	(349,124,315)	51,535,575	23,017,270
NET ASSETS:
Beginning of period	5,365,324,058	5,714,448,373	510,292,086	487,274,816
End of period	$5,190,105,866	$5,365,324,058	$561,827,661	$510,292,086
See Notes to Financial Statements

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS

Note 1 — Organization
    SunAmerica Series Trust (the “Trust” or "SAST"), a Massachusetts business trust, is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust is currently comprised of 61 portfolios (each, a “Portfolio,” and collectively, the “Portfolios”), 53 of which are included in this report. SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), an indirect wholly owned subsidiary of Corebridge Financial, Inc. (“Corebridge”), serves as investment adviser for all the Portfolios of the Trust.  Prior to January 13, 2025, for purposes of the Investment Advisers Act and the 1940 Act, American International Group, Inc.'s (“AIG”) share ownership of Corebridge, and the rights granted to AIG by Corebridge as part of a separation agreement between AIG and Corebridge, provided AIG with control over Corebridge's corporate and business activities.  Since January 13, 2025, for purposes of the Investment Advisers Act and the 1940 Act, AIG no longer has control over Corebridge’s corporate and business activities.
    Shares of the Portfolios are issued and redeemed in connection with investments in and payments under variable annuity contracts and variable life policies (collectively, the “Variable Contracts”) offered by life insurance companies affiliated with the Adviser and Nassau Life Insurance Company, an unaffiliated life insurance company (the “Life Companies”), and are also offered to certain affiliated mutual funds. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.
    Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 shares and Class 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 2 shares and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 shares and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.
    Each Portfolio is diversified with the exception of SA Fidelity Institutional AM® Real Estate Portfolio, SA Janus Focused Growth Portfolio, SA MFS Blue Chip Growth Portfolio and SA PIMCO Global Bond Opportunities Portfolio, which are non-diversified as defined by the 1940 Act.  Additionally, the SA Large Cap Growth Index Portfolio may, from time to time, become non-diversified, in following its investment strategy as noted below.
    Effective April 29, 2024, the SA Goldman Sachs Global Bond Portfolio changed its name to SA PIMCO Global Bond Opportunities Portfolio.
    Effective April 29, 2024, the SA DFA Ultra Short Bond Portfolio changed its name to SA JP Morgan Ultra-Short Bond Portfolio.
    The investment goals for each of the Portfolios included in this report are as follows:
    The SA AB Growth Portfolio seeks long-term growth of capital. Its strategy is to invest primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior long-term earnings growth.
    The SA AB Small & Mid Cap Value Portfolio seeks long-term growth of capital. Its strategy is to invest under normal circumstances at least 80% of its net assets in equity securities of companies with small and medium market capitalizations that the subadviser determines to be undervalued.
    The SA BlackRock Multi-Factor 70/30 Portfolio seeks capital appreciation and income. Its strategy is to invest, under normal circumstances, approximately 70% of its net assets in equity securities and 30% of its net assets in fixed income securities.
    The SA BlackRock VCP Global Multi Asset Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest tactically allocating its assets to various equity and fixed income asset classes. Under normal market conditions, the Portfolio targets an allocation of approximately 55% of its net assets to equity exposure and approximately 45% of its net assets to fixed income exposure.
    The SA Emerging Markets Equity Index Portfolio seeks to provide investment results that correspond with the performance of the MSCI Emerging Market Index (the “MSCI Emerging Markets ). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the MSCI Emerging Market Index.
    The SA Federated Hermes Corporate Bond Portfolio seeks high total return with only moderate price risk. Its strategy is to invest, under normal conditions, at least 80% of its net assets in corporate bonds, which includes any corporate fixed income security. The Portfolio invests primarily in investment grade fixed income securities; but may invest up to 35% in fixed income securities rated below investment grade or “junk bonds."
    The SA Fidelity Institutional AM® International Growth Portfolio seeks long-term growth of capital. Its strategy is to invest primarily in non-U.S. securities, including securities of issuers located in emerging markets that demonstrate the potential for capital appreciation.
    The SA Fidelity Institutional AM® Real Estate Portfolio seeks total return through a combination of growth and income. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities of companies principally engaged in the real estate industry and other real estate related investments.
    The SA Fixed Income Portfolio seeks to provide investment results that correspond with the performance of the Bloomberg Barclays US Government/Credit Bond Index (the “Bloomberg Barclays US Government/Credit Bond”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the Bloomberg Barclays US Government/Credit Bond Index.
    The SA Fixed Income Intermediate Index Portfolio seeks to provide investment results that correspond with the performance of the Bloomberg Barclays US Intermediate Government/Credit Bond Index (the “Bloomberg Barclays US Intermediate Government/Credit Bond”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the Bloomberg Barclays US Intermediate Government/Credit Bond Index or that have economic characteristics comparable to securities included in the index.
    The SA Franklin BW U.S. Large Cap Value Portfolio seeks growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies.

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

    The SA Franklin Small Company Value Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in a diversified portfolio of equity securities of small companies.
    The SA Franklin Systematic U.S. Large Cap Core Portfolio seeks long-term growth of capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity securities of U.S. issuers.
    The SA Franklin Systematic U.S. Large Cap Value Portfolio seeks long-term capital appreciation. Its strategy is to invest, under normal circumstances, approximately 80% of its net assets in equity securities of U.S. large capitalization companies.
    The SA Franklin Tactical Opportunities Portfolio seeks growth of capital appreciation and income. Its strategy is to invest, under normal circumstances, approximately 70% (with a range of 60% to 80%) of its net assets in equity strategies and approximately 30% (with a range of 20% to 40%) of its net assets in fixed income strategies. income securities.
    The SA Global Index Allocation 60/40 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 60% of its assets (with a range of 50% to 70%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 40% of its assets (with a range of 30% to 50%) Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).
    The SA Global Index Allocation 75/25 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 75% of its assets (with a range of 65% to 85% in equity securities (“Underlying Equity Portfolios”) and 25% of its assets (with a range of 15% to 35%) to Underlying Portfolios investing primarily fixed income securities (“Underlying Fixed Income Portfolios”).
    The SA Global Index Allocation 90/10 Portfolio seeks growth of capital. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 90% of its assets (with a range of 80% to 100%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 10% of its assets (with a range of 0% to 20%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).
    The SA Goldman Sachs Multi-Asset Insights Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest, under normal circumstances, approximately 70% (with a range of 60% to 80%) of its net assets in equity exposure and approximately 30% (with a range of 20% to 40%) of its net assets in fixed income exposure.
    The SA Index Allocation 60/40 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 60% of its assets (with a range of 50% to 70%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 40% of its assets (with a range of 30% to 50%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).
    The SA Index Allocation 80/20 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 80% of its assets (with a range of 70% to 90% in equity securities (“Underlying Equity Portfolios”) and 20% of its assets (with a range of 10% to 30%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).
    The SA Index Allocation 90/10 Portfolio seeks growth of capital. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 90% of its assets (with a range of 80% to 100%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 10% of its assets (with a range of 0% to 20%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).
    The SA International Index Portfolio seeks investment results that correspond with the performance of the MSCI EAFE Index (the “MSCI EAFE”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the MSCI EAFE or in securities that have economic characteristics comparable to securities included in the index.
    The SA Invesco Growth Opportunities Portfolio seeks capital appreciation. Its strategy is to invest in equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies.
    The SA Janus Focused Growth Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal market conditions, at least 65% of its assets in equity securities of companies selected for their long term growth potential with a general core position of 30 to 40 common stocks.
    The SA JPMorgan Diversified Balanced Portfolio seeks total return. Its strategy is to invest, under normal circumstances, in a balanced portfolio of common stocks and bonds, with at least 25% invested in equity securities and in fixed income securities.
    The SA JPMorgan Emerging Markets Portfolio seeks long-term capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks, depositary receipts and other equity securities of companies primarily in emerging markets outside the U.S., which the subadviser believes, when compared to developed markets, have above-average growth prospects.
    The SA JPMorgan Equity-Income Portfolio seeks growth of capital and income. Its strategy is to invest primarily in common stocks (principally large-cap and mid-cap) that demonstrate the potential for appreciation and/or dividends.
    The SA JPMorgan Global Equities Portfolio seeks long-term growth of capital. Its strategy is to invest primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers, that demonstrate the potential for appreciation and engages in transactions in foreign currencies. Under normal circumstances, at least 80% of its net assets of the Portfolio will be invested in equity securities.
    The SA JPMorgan Large Cap Core Portfolio seeks long-term capital appreciation. Its strategy is to invest under normal circumstances, at least 80% of its net assets in equity investments selected by their potential to achieve capital appreciation over the long-term.

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NOTES TO FINANCIAL STATEMENTS — (continued)

    The SA JPMorgan MFS Core Bond Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management. Its strategy is to invest under normal circumstances at least 80% of its net assets in a diversified portfolio of bonds including U.S. and foreign fixed income investments with varying maturities.
    The SA JPMorgan Mid-Cap Growth Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity securities of medium-sized companies that its subadviser believes have above-average growth potential.
    The SA JPMorgan Ultra-Short Bond Portfolio seeks current income consistent with liquidity and preservation of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in short-term fixed, variable and floating rate debt.
    The SA Large Cap Growth Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Growth Index (“S&P 500 Growth”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks included in the S&P 500 Growth or in securities that have economic characteristics comparable to securities included in the index.
    The SA Large Cap Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500®”). Its strategy is to invest, under normal circumstances, at least 90% of its net assets in common stocks included in the S&P 500 or in securities that have economic characteristics comparable to securities included in the index.
    The SA Large Cap Value Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Value Index (“S&P 500 Value”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks included in the S&P 500 Value or in securities that have economic characteristics comparable to securities included in the index.
    The SA MFS Blue Chip Growth Portfolio seeks capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.
    The SA MFS Massachusetts Investors Trust Portfolio seeks reasonable growth of income and long-term growth and appreciation. Its strategy is to invest primarily, under normal market conditions, at least 65% of its assets in equity securities.
    The SA MFS Total Return Portfolio seeks reasonable current income, long-term capital growth and conservation of capital. Its strategy is to invest in a combination of equity and fixed income securities. Under normal circumstances, approximately 60% of its net assets will be invested in equity securities and approximately 40% of its assets in debt instruments.
    The SA Mid Cap Index Portfolio seeks investment results that correspond with the performance of the S&P MidCap 400 Index (“S&P MidCap 400”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in S&P MidCap 400 or in securities that have economic characteristics comparable to securities included in the index.
    The SA Morgan Stanley International Equities Portfolio seeks long-term capital appreciation. Its strategy is to invest in a diversified portfolio of equity securities of non-U.S. issuers based on fundamental analysis and individual stock selection. Under normal circumstances, at least 80% of its net assets will be invested in equity securities that may include convertible securities.
    The SA PIMCO Global Bond Opportunities Portfolio seeks maximum total return, consistent with preservation of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in high quality fixed income securities of U.S. and foreign issuers, including issuers of emerging markets.
    The SA PIMCO RAE International Value Portfolio seeks long-term capital appreciation. Its strategy is to invest, under normal circumstances, in a portfolio of stocks economically tied to at least three foreign (non-U.S.) countries.
    The SA PIMCO VCP Tactical Balanced Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest in a combination of fixed-income instruments and derivatives. Under normal circumstances, the Portfolio targets an allocation of approximately 60% of its net assets to a component that gains exposure to equity markets primarily by investing in exchange-traded futures contracts and equity swaps and approximately 40% of its net assets to fixed income component.
    The SA PineBridge High-Yield Bond Portfolio seeks high current income and, secondarily, capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in intermediate and long-term corporate obligations, emphasizing high-yield, high-risk fixed income securities (junk bonds) with a primary focus on “B” rated high-yield securities.
    The SA Putnam International Growth and Income Portfolio seeks growth of capital and, secondarily, current income. Its strategy is to invest primarily in common stocks of companies outside the U.S. that the subadviser considers undervalued by the market and offers a potential for income.
    The SA Schroders VCP Global Allocation Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest through flexible asset allocation driven by tactical and thematic ideas. Under normal market conditions, the Portfolio targets an allocation of approximately 60% (with the range of 50% to 70%) of its net assets to equity exposure and approximately 40% (with a range of 20% to 50%) of its net assets to fixed income exposure.
    The SA Small Cap Index Portfolio seeks investment results that correspond with the performance of the Russell 2000 Index (“Russell 2000”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in securities included in Russell 2000 or in securities that have economic characteristics comparable to securities included in the index.
    The SA T. Rowe Price Asset Allocation Growth Portfolio seeks capital appreciation and income. Its strategy is to invest, under normal circumstances, approximately 80% (with a range of 70% to 90%) of its net assets in equity strategies and approximately 20% (with a range of 10% to 30%) of its net assets in fixed income strategies.

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NOTES TO FINANCIAL STATEMENTS — (continued)

    The SA T. Rowe Price VCP Balanced Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest approximately 65% of its total assets in common stocks and 35% of its total assets in fixed income securities. The Portfolio invests in securities of both U.S. and foreign corporate and governmental issuers, including emerging market issuers.
    The SA VCP Dynamic Allocation Portfolio seeks capital appreciation and current income while managing net equity exposure. Its strategy is to invest under normal conditions approximately 70% to 90% of its assets in certain Trust portfolios and Seasons Series Trust ("SST") portfolios (Fund-of-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed-income securities and short-term investments (Overlay Component).
    The SA VCP Dynamic Strategy Portfolio seeks capital appreciation and current income while managing net equity exposure. Its strategy is to invest under normal conditions approximately 70% to 90% of its assets in certain Trust portfolios and SST portfolios (Fund-of-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed-income securities and short-term investments (Overlay Component).
    The SA VCP Index Allocation Portfolio seeks capital appreciation and secondarily, income while managing portfolio volatility. Its strategy is to invest under normal circumstances approximately 80% of its assets in combination of other mutual funds (“Fund-of-Funds Component”) and 20% of its assets in a combination of equity index and fixed income futures, currency forwards and equity index put options (“Overlay Component”).
    Indemnifications: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.
Note 2 — Significant Accounting Policies
    The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Portfolios are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements:
    Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
    Level 1 — Unadjusted quoted prices in active markets for identical securities
    Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Trustees (the “Board”), etc.)
    Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)
    Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
    The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
    The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of January 31, 2025, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

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NOTES TO FINANCIAL STATEMENTS — (continued)

    As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities are generally categorized as Level 2.
    Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. Typically, these securities are valued assuming orderly transactions of institutional round lot sizes, but a Portfolio may hold or, from time to time, transact in such securities in smaller, odd lot sizes in which case they may be fair valued in accordance with pricing procedures adopted by the Board.
    Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.
    Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.
    Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
    Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.
    The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated SAAMCo as the valuation designee (“Valuation Designee”) to perform the fair valuation determinations relating to any or all fund investments. SAAMCo, as the Valuation Designee, has adopted policies and procedures and has established a pricing review committee to determine the fair value of the designated portfolio holdings on its behalf.
    Inflation-Indexed Bonds: Certain Portfolios may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation- indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.
    Loans: Certain Portfolios invest in senior loans which generally consist of direct debt obligations of companies (collectively, “Borrowers”), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower’s business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis.
    Mortgage-Backed Dollar Rolls: Certain Portfolios may enter into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities.
    Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.
    Reverse Repurchase Agreements: Certain Portfolios may enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions that have been determined by the Adviser or Subadviser to be creditworthy. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio. The Portfolio’s investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. A Portfolio will enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is expected to be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. In order to minimize any risk involved, the Portfolio will segregate cash or other liquid securities in an amount at least equal to its purchase obligations under these agreements (including accrued interest). In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio’s repurchase obligation, and the Portfolio’s use of proceeds of the agreement may effectively be restricted pending such decision.
    During the year ended January 31, 2025. the SA PIMCO VCP Tactical Balanced Portfolio entered into reverse repurchase agreements.  During the period the average daily balance outstanding was $68,739,947 and the average interest rate on the Portfolio's reverse repurchase agreements was (4.72)%.
    Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio‘s yield.
    Structured Notes: A credit linked note (“CLN”) is a type of hybrid instrument in which a special purpose entity issues a structured note (the “Note Issuer”) that is intended to replicate a corporate bond or a portfolio of corporate bonds. The purchaser of the CLN (the “Note Purchaser”) invests a par amount and receives a payment during the term of the CLN that equals a fixed- or floating-rate of interest equivalent to a high-rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of an identified bond (the “Reference Bond”). Upon maturity of the CLN, the Note Purchaser will receive a payment equal to (i) the original par amount paid to the Note Issuer, if there is neither a designated event of default (an “Event of Default”) with respect to the Reference Bond nor a restructuring of the issuer of the Reference Bond (a “Restructuring Event”) or (ii) the value of the Reference Bond, if an Event of Default or a Restructuring Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of the Reference Bond in the event of an Event of Default or a Restructuring Event.
    When-Issued Securities and Forward Commitments: Certain Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.
    Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.
    The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.
    Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.
    Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis.  Realized gains and losses on the sale of investments are calculated on the identified cost basis.  Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.  Distributions from income from underlying mutual fund investments, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying mutual fund investments, if any, are recorded to realized gains on the ex-dividend date.
    Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Portfolio.
    In consideration of recent decisions rendered by the European courts, certain Portfolios filed reclaims to recover taxes withheld on dividends earned from certain European Union countries. These filing are subject to various administrative and judicial proceedings within these countries. During the current fiscal year, such amounts recovered, excluding any foreign exchange gain (loss) and interest income amounted to $208,737, $661,311, $201,634, $306,957 and $122,638 for the SA MFS Massachusetts Investors Trust Portfolio, SA Morgan Stanley International Equities Portfolio, SA PIMCO RAE International Value Portfolio, SA Putnam International Growth and Income Portfolio and SA T. Rowe Price VCP Balanced Portfolio, respectively, and are reflected as Dividends (unaffiliated) in the Statement of Operations. No other amounts for additional tax reclaims are disclosed in the financial statements due to the uncertainty as to the ultimate resolution of the proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
    Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.
    Income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).
    Expenses common to all Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. The expenses included in the accompanying financial statements reflect the expenses of each of the respective funds and do not include indirect expenses associated with the investments in the Underlying Portfolios. “Fees paid indirectly” in the Statement of Operations represents expense reductions used to offset non-affiliated expenses resulting from participation in a commission recapture program. Custodian fees in the Statement of Operations include adjustments for the overbilling of fees in prior years for the SA VCP Index Allocation Portfolio.
    Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.
    The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.
    Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.
    Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of recognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. The Portfolios federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Recent Accounting and Regulatory Developments
    In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2022-03, “Fair Value Measurement”, which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The

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NOTES TO FINANCIAL STATEMENTS — (continued)

amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with ASU 2022-03. The Rule became effective for fiscal years beginning after December 15, 2023.  Adoption of the Rule had no material impact on the Portfolios' financial statements.
    In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”. ASU 2023-09 requires public entities to enhance the transparency and decision usefulness of income tax disclosures for investors.  ASU 2023-09 is effective for fiscal years beginning after December 15, 2024.  Early adoption of ASU 2023-09 is permitted. Management is currently evaluating the impact, if any, of applying ASU 2023-09.
    In this reporting period, the Portfolios adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures.  Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolios’ financial position or the results of its operations.   An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available.
    The Portfolios’ Adviser acts as the Portfolios’ CODM and has determined that the Portfolios have a single operating segment.  The financial information provided to and reviewed by the CODM to assess segment performance and to make resource allocations is consistent with that presented within the Portfolios’ Portfolio of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Financial Highlights.
Note 3 — Derivative Instruments
    Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
    Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as receivable/payable for variation margin on futures contracts and as cash collateral on futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.
    Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

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NOTES TO FINANCIAL STATEMENTS — (continued)

    Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities, and for written options, may result in losses in excess of the amounts shown on the statement of assets and liabilities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.
    Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Swap Contracts: Certain Portfolios may enter into credit default, inflation, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral on centrally cleared swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolio and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).
    Credit Default Swap Agreements: Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
    Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.
    Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.
    Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices

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NOTES TO FINANCIAL STATEMENTS — (continued)

changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.
    Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment / performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.
    Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Equity Swap Agreements: Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.
    The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.
    Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay to the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).
    A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.
    Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Interest Rate Swap Agreements: Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.
    Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Portfolio securities transactions.
    Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict  the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.
    Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral

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NOTES TO FINANCIAL STATEMENTS — (continued)

can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
    The following tables represent the value of derivatives held as of January 31, 2025, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended January 31, 2025. For a detailed presentation of derivatives held as of January 31, 2025, please refer to the schedule at the end of each Portfolio’s Portfolio of Investments.
	Asset Derivatives				Liability Derivatives
	Futures Contracts(1)	Swap Contracts(2)	Options Purchased(3)	Forward Foreign Currency Contracts(4)	Futures Contracts(1)	Swap Contracts(2)	Options Written(5)	Forward Foreign Currency Contracts(6)
Portfolio	Interest Rate Contracts
SA BlackRock VCP Global Multi Asset	$1,094,722	$—	$—	$—	$—	$—	$—	$—
SA Federated Hermes Corporate Bond	—	—	—	—	185,818	—	—	—
SA Franklin Tactical Opportunities	40,559	—	—	—	5,039	—	—	—
SA Goldman Sachs Multi-Asset Insights	—	—	—	—	249,041	—	—	—
SA JPMorgan Diversified Balanced	177,426	—	—	—	853,418	—	—	—
SA JPMorgan MFS Core Bond	867,225	—	—	—	2,046,306	—	—	—
SA MFS Total Return	3,127	—	—	—	91,140	—	—	—
SA PIMCO Global Bond Opportunities	2,258,906	1,712,307	205,373	—	527,455	2,602,185	142,470	—
SA PIMCO VCP Tactical Balanced	2,291,949	5,471,377	—	—	344,672	1,510,584	3,724	—
SA Schroders VCP Global Allocation	363,222	—	—	—	66,411	—	—	—
SA T. Rowe Price Asset Allocation Growth	—	—	—	—	39,608	—	—	—
SA T. Rowe Price VCP Balanced	1,632,706	—	—	—	—	—	—	—
SA VCP Index Allocation	472,572	—	—	—	10,940	—	—	—
	Equity Contracts
SA BlackRock VCP Global Multi Asset	1,151,063	257,555	938,925	—	206,312	—	—	—
SA Emerging Markets Equity Index	20,667	—	—	—	—	—	—	—
SA Franklin Tactical Opportunities	—	—	—	—	39,375	—	—	—
SA Goldman Sachs Multi-Asset Insights	6,877	—	—	—	14,117	—	—	—
SA International Index	1,804,986	—	—	—	—	—	—	—
SA JPMorgan Diversified Balanced	414,387	—	—	—	220,512	—	—	—
SA JPMorgan Emerging Markets	198,882	—	—	—	—	—	—	—
SA Large Cap Growth Index	—	—	—	—	11,042	—	—	—
SA Large Cap Index	1,339,395	—	—	—	—	—	—	—
SA Large Cap Value Index	—	—	—	—	11,042	—	—	—
SA Mid Cap Index	118,643	—	—	—	—	—	—	—
SA PIMCO VCP Tactical Balanced	1,779,768	—	2,808,960	—	2,758,769	—	—	—
SA Schroders VCP Global Allocation	495,631	—	327,438	—	165,469	—	—	—
SA Small Cap Index	22,063	—	—	—	—	—	—	—
SA T. Rowe Price VCP Balanced	1,077,966	—	5,758,260	—	2,197,971	—	—	—
SA VCP Dynamic Allocation	—	—	68,923,458	—	5,912,098	—	—	—
SA VCP Dynamic Strategy	963,025	—	45,226,270	—	—	—	—	—
SA VCP Index Allocation	369,429	—	2,922,875	—	2,489,225	—	—	—
	Credit Contracts
SA Goldman Sachs Multi-Asset Insights	—	11,992	—	—	—	—	—	—
SA PIMCO Global Bond Opportunities	—	461,208	—	—	—	138,169	—	—
SA PIMCO VCP Tactical Balanced	—	1,342	—	—	—	376	—	—
SA T. Rowe Price Asset Allocation Growth	—	12,103	—	—	—	—	—	—
SA T. Rowe Price VCP Balanced	—	18,493	—	—	—	—	—	—

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	Asset Derivatives				Liability Derivatives
	Futures Contracts(1)	Swap Contracts(2)	Options Purchased(3)	Forward Foreign Currency Contracts(4)	Futures Contracts(1)	Swap Contracts(2)	Options Written(5)	Forward Foreign Currency Contracts(6)
Portfolio	Foreign Exchange Contracts
SA BlackRock VCP Global Multi Asset	$—	$—	$—	$239,301	$—	$—	$—	$1,301,275
SA JPMorgan Diversified Balanced	296,019	—	—	68,718	—	—	—	81,245
SA PIMCO Global Bond Opportunities	—	—	—	850,034	—	—	—	894,394
SA PIMCO VCP Tactical Balanced	—	—	6,957	800,024	—	—	5,346	214,713
SA Putnam International Growth and Income	—	—	—	1,088,048	—	—	—	1,764,516
SA Schroders VCP Global Allocation	—	—	—	41,028	—	—	—	201,687

(1)	Amount represents cumulative appreciation/depreciation on futures contracts as disclosed in the Portfolio of Investments. Only the current day’s variation margin is separately disclosed within the Statements of Assets and Liabilities.
(2)	For centrally cleared swaps, the amount represents cumulative appreciation/depreciation as disclosed in the Portfolio of Investments. Only the current day’s variation margin is separately disclosed within the Statements of Assets and Liabilities. For OTC swaps, the amount represents unrealized appreciation/depreciation on over-the-counter swap contracts as disclosed within the Statements of Assets and Liabilities.
(3)	Investments at value (unaffiliated)
(4)	Unrealized appreciation on forward foreign currency contracts
(5)	Call and put options written, at value
(6)	Unrealized depreciation on forward foreign currency contracts
	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Forward Foreign Currency Contracts(5)
Portfolio	Interest Rate Contracts
SA BlackRock VCP Global Multi Asset	$734,407	$—	$—	$—	$—
SA Federated Hermes Corporate Bond	303,013	—	—	—	—
SA Franklin Tactical Opportunities	26,511	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	(128,889)	—	—	—	—
SA JPMorgan Diversified Balanced	(257,176)	—	—	—	—
SA JPMorgan MFS Core Bond	(556,626)	—	—	—	—
SA MFS Total Return	(135,539)	—	—	—	—
SA PIMCO Global Bond Opportunities	(2,041,244)	1,753,204	596,372	3,515	—
SA PIMCO VCP Tactical Balanced	1,677,469	1,326,618	221,481	120,935	—
SA Schroders VCP Global Allocation	(287,718)	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	(56,763)	—	—	—	—
SA T. Rowe Price VCP Balanced	1,080,517	—	—	—	—
SA VCP Index Allocation	528,633	—	—	—	—
	Equity Contracts
SA BlackRock VCP Global Multi Asset	15,812,796	1,596,293	—	(3,115,299)	—
SA Emerging Markets Equity Index	288,917	—	—	—	—
SA Franklin Tactical Opportunities	587,581	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	123,865	—	—	—	—
SA International Index	(1,254,944)	—	—	—	—
SA JPMorgan Diversified Balanced	(960,776)	—	—	—	—
SA JPMorgan Emerging Markets	(416,927)	—	—	—	—
SA Large Cap Growth Index	139,590	—	—	—	—
SA Large Cap Index	8,739,842	—	—	—	—
SA Large Cap Value Index	240,689	—	—	—	—
SA Mid Cap Index	283,286	—	—	—	—
SA PIMCO VCP Tactical Balanced	97,909,394	—	32,602	(3,512,857)	—
SA Schroders VCP Global Allocation	23,222,953	—	—	(2,960,586)	—
SA Small Cap Index	1,272,979	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	—	—	4,808	—	—
SA T. Rowe Price VCP Balanced	55,406,192	—	—	(10,367,761)	—
SA VCP Dynamic Allocation	343,482,114	—	—	(159,805,939)	—
SA VCP Dynamic Strategy	106,401,981	—	—	(102,243,392)	—
SA VCP Index Allocation	33,925,942	—	—	—	—
	Credit Contracts
SA Goldman Sachs Multi-Asset Insights	—	119,315	—	—	—

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Forward Foreign Currency Contracts(5)
Portfolio	Credit Contracts
SA PIMCO Global Bond Opportunities	$—	$1,123,861	$—	$—	$—
SA PIMCO VCP Tactical Balanced	—	17,605	—	—	—
SA T. Rowe Price Asset Allocation Growth	—	70,869	—	—	—
SA T. Rowe Price VCP Balanced	—	17,357	—	—	—
	Foreign Forward Exchange Contracts
SA BlackRock VCP Global Multi Asset	—	—	—	—	(1,100,612)
SA Goldman Sachs Multi-Asset Insights	—	—	—	—	(1,394)
SA JPMorgan Diversified Balanced	(110,497)	—	—	—	(671,637)
SA PIMCO Global Bond Opportunities	—	—	949,145	(778,678)	(2,955,231)
SA PIMCO VCP Tactical Balanced	—	—	—	7,315	2,025,611
SA Putnam International Growth and Income	—	—	—	—	(820,541)
SA Schroders VCP Global Allocation	—	—	—	—	(1,333,609)
SA T. Rowe Price Asset Allocation Growth	—	—	—	3,455	—
SA VCP Index Allocation	—	—	—	(4,055,287)	—

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on swap contracts
(3)	Net realized gain (loss) on written options contracts
(4)	Net realized gain (loss) on investments
(5)	Net realized gain (loss) on forward contracts
	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Forward Foreign Currency Contracts(5)
Portfolio	Interest Rate Contracts
SA BlackRock VCP Global Multi Asset	$2,317,571	$—	$—	$—	$—
SA Federated Hermes Corporate Bond	(520,369)	—	—	—	—
SA Franklin Tactical Opportunities	45,280	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	(585,192)	—	—	—	—
SA JPMorgan Diversified Balanced	(3,789,905)	—	—	—	—
SA JPMorgan MFS Core Bond	(6,181,100)	—	—	—	—
SA MFS Total Return	(366,524)	—	—	—	—
SA PIMCO Global Bond Opportunities	1,197,140	(1,727,420)	(11,431)	6,929	—
SA PIMCO VCP Tactical Balanced	2,104,718	493,706	(3,332)	—	—
SA Schroders VCP Global Allocation	(537,987)	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	(113,385)	—	—	—	—
SA T. Rowe Price VCP Balanced	3,723,517	—	—	—	—
SA VCP Index Allocation	1,038,947	—	—	—	—
	Equity Contracts
SA BlackRock VCP Global Multi Asset	(2,577,481)	143,113	—	(1,011,195)	—
SA Emerging Markets Equity Index	61,133	—	—	—	—
SA Franklin Tactical Opportunities	(120,079)	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	(4,489)	—	—	—	—
SA International Index	1,725,123	—	—	—	—
SA JPMorgan Diversified Balanced	(13,276)	—	—	—	—
SA JPMorgan Emerging Markets	181,761	—	—	—	—
SA Large Cap Growth Index	(28,284)	—	—	—	—
SA Large Cap Index	891,094	—	—	—	—
SA Large Cap Value Index	(36,905)	—	—	—	—
SA Mid Cap Index	109,791	—	—	—	—
SA PIMCO VCP Tactical Balanced	(26,821,990)	—	854	291,618	—
SA Schroders VCP Global Allocation	(4,755,270)	—	—	(416,921)	—
SA Small Cap Index	(350,908)	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	—	—	—	878	—
SA T. Rowe Price VCP Balanced	(13,175,202)	—	—	770,418	—
SA VCP Dynamic Allocation	(56,756,239)	—	—	7,906,367	—

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Forward Foreign Currency Contracts(5)
Portfolio	Equity Contracts
SA VCP Dynamic Strategy	$(9,573,291)	$—	$—	$5,277,345	$—
SA VCP Index Allocation	(8,339,850)	—	—	—	—
	Credit Contracts
SA Goldman Sachs Multi-Asset Insights	—	(30,611)	—	—	—
SA PIMCO Global Bond Opportunities	—	278,575	—	—	—
SA PIMCO VCP Tactical Balanced	—	(5,292)	—	—	—
SA T. Rowe Price Asset Allocation Growth	—	126	—	—	—
SA T. Rowe Price VCP Balanced	—	18,493	—	—	—
	Foreign Forward Exchange Contracts
SA BlackRock VCP Global Multi Asset	—	—	—	—	(669,954)
SA JPMorgan Diversified Balanced	472,145	—	—	—	(28,533)
SA PIMCO Global Bond Opportunities	—	—	(172,785)	190,385	298,686
SA PIMCO VCP Tactical Balanced	—	—	15,424	(3,520)	503,864
SA Putnam International Growth and Income	—	—	—	—	(661,377)
SA Schroders VCP Global Allocation	—	—	—	—	(15,672)
SA VCP Index Allocation	—	—	—	4,436	—

(1)	Change in unrealized appreciation (depreciation) on futures contracts
(2)	Change in unrealized appreciation (depreciation) on swap contracts
(3)	Change in unrealized appreciation (depreciation) on written options contracts
(4)	Change in unrealized appreciation (depreciation) on investments
(5)	Change in unrealized appreciation (depreciation) on forward contracts

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

    The following table represents the average monthly balances of derivatives held during the year ended January 31, 2025.
	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Forward Foreign Currency Contracts(1)	Purchased Call Options Contracts(2)	Purchased Put Options Contracts(2)	Interest Rate Swap Contracts(1)	Credit Default Swap Contracts(1)	Equity Swaps(2)	Written Call Option Contracts(2)	Written Put Option Contracts(2)
SA BlackRock VCP Global Multi Asset	$160,155,028	$53,977,911	$—	$1,798,846	$—	$—	$12,047,915	$—	$—
SA Emerging Markets Equity Index	3,441,342	—	—	—	—	—	—	—	—
SA Federated Hermes Corporate Bond	2,522,500	—	—	—	—	—	—	—	—
SA Franklin Tactical Opportunities	4,617,597	693	—	—	—	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	16,650,839	15,594	—	—	—	6,335,833	—	—	—
SA International Index	29,663,649	—	—	—	—	—	—	—	—
SA JPMorgan Diversified Balanced	185,709,266	19,111,495	—	—	—	—	—	—	—
SA JPMorgan Emerging Markets	9,626,887	—	—	—	—	—	—	—	—
SA JPMorgan MFS Core Bond	173,519,333	—	—	—	—	—	—	—	—
SA Large Cap Growth Index	757,629	—	—	—	—	—	—	—	—
SA Large Cap Index	32,840,694	—	—	—	—	—	—	—	—
SA Large Cap Value Index	1,057,721	—	—	—	—	—	—	—	—
SA MFS Total Return	19,760,242	—	—	—	—	—	—	—	—
SA Mid Cap Index	6,333,083	—	—	—	—	—	—	—	—
SA PIMCO Global Bond Opportunities	249,054,566	303,317,786	5,911	153,013	603,821,896	221,789,402	—	33,019	127,135
SA PIMCO VCP Tactical Balanced	805,885,903	87,156,467	26,484	2,678,520	119,688,831	888,820	—	26,749	15,740
SA Putnam International Growth and Income	—	140,114,346	—	—	—	—	—	—	—
SA Schroders VCP Global Allocation	215,198,583	77,571,834	—	327,067	—	—	—	—	—
SA Small Cap Index	9,694,840	—	—	—	—	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	5,757,637	—	72	324	—	5,575,000	—	499	—
SA T. Rowe Price VCP Balanced	386,065,137	—	—	2,934,091	—	2,850,000	—	—	—
SA VCP Dynamic Allocation	1,773,179,375	—	—	63,103,800	—	—	—	—	—
SA VCP Dynamic Strategy	655,618,229	—	—	40,476,707	—	—	—	—	—
SA VCP Index Allocation	229,239,863	—	—	1,300,286	—	—	—	—	—

(1)	Amounts represent notional amounts in US dollars.
(2)	Amounts represent values in US dollars.
    The following table represents the Portfolio’s objectives for using derivative instruments for the year ended January 31, 2025:
	Objectives for Using Derivatives
Portfolio	Futures Contracts	Forward Foreign Currency Contracts	Options Contracts	Interest Rate Swap Contracts	Credit Default Swap Contracts	Equity Swap Contracts
SA BlackRock VCP Global Multi Asset	2, 5	7	6	-	-	4
SA Emerging Markets Equity Index	5	-	-	-	-	-
SA Federated Hermes Corporate Bond	2	-	-	-	-	-
SA Franklin Tactical Opportunities	5	-	-	-	-	-
SA Goldman Sachs Multi-Asset Insights	4	-	-	-	4	-
SA International Index	5	-	-	-	-	-
SA JPMorgan Diversified Balanced	2, 5	1	-	-	-	-
SA JPMorgan Emerging Markets	5	-	-	-	-	-
SA JPMorgan MFS Core Bond	2	-	-	-	-	-
SA Large Cap Growth Index	5	-	-	-	-	-
SA Large Cap Index	5	-	-	-	-	-
SA Large Cap Value Index	5	-	-	-	-	-
SA MFS Total Return	2	-	-	-	-	-
SA Mid Cap Index	5	-	-	-	-	-
SA PIMCO Global Bond Opportunities	2, 5	1, 7	2,5, 6, 7	2, 5, 7	3, 5, 6	-
SA PIMCO RAE International Value	-	7	-	-	-	-
SA PIMCO VCP Tactical Balanced	2, 5	7	2, 5, 6	2, 5	3, 5, 6	-
SA Putnam International Growth and Income	-	7	-	-	-	-
SA Schroders VCP Global Allocation	2, 5	7	5, 6	-	3, 5	-
SA Small Cap Index	5	-	-	-	-	-
SA T. Rowe Price Asset Allocation Growth	2	-	5	-	3	-
SA T. Rowe Price VCP Balanced	2, 5, 6	-	5, 6	-	3	-

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Objectives for Using Derivatives
Portfolio	Futures Contracts	Forward Foreign Currency Contracts	Options Contracts	Interest Rate Swap Contracts	Credit Default Swap Contracts	Equity Swap Contracts
SA VCP Dynamic Allocation	5, 6	-	5, 6	-	-	-
SA VCP Dynamic Strategy	5, 6	-	5, 6	-	-	-
SA VCP Index Allocation	5, 6	-	5, 6	-	-	-

(1)	To manage foreign currency exchange rate risk.
(2)	To manage interest rate risk and the duration of the portfolio.
(3)	To manage credit risk.
(4)	To manage against or gain exposure to certain securities and/or sectors.
(5)	To manage exposures in certain securities markets.
(6)	To manage portfolio risk.
(7)	To manage interest rate or foreign currency exchange rate risk, or gain exposures to foreign currencies.
    The following tables set forth the Portfolios’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged (received) as of January 31, 2025. The repurchase agreements held by the Portfolios as of January 31, 2025, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios’ holdings in repurchase agreements.
	SA BlackRock VCP Global Multi Asset Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$17,104	$—	$—	$17,104	$7,705	$—	$—	$7,705	$9,399	$—	$9,399
Citibank, N.A.	2,193	257,555	—	259,748	—	—	—	—	259,748	(259,748)	—
Goldman Sachs International	146	—	—	146	18,719	—	—	18,719	(18,573)	—	(18,573)
JPMorgan Chase Bank, N.A.	200,109	—	—	200,109	498,563	—	—	498,563	(298,454)	—	(298,454)
UBS AG	19,749	—	—	19,749	776,288	—	—	776,288	(756,539)	—	(756,539)
Total	$239,301	$257,555	$—	$496,856	$1,301,275	$—	$—	$1,301,275	$(804,419)	$(259,748)	$(1,064,167)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA JPMorgan Diversified Balanced Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$—	$—	$—	$—	$12,569	$—	$—	$12,569	$(12,569)	$—	$(12,569)
BNP Paribas SA	5,687	—	—	5,687	25,814	—	—	25,814	(20,127)	—	(20,127)
Goldman Sachs International	1,367	—	—	1,367	—	—	—	—	1,367	—	1,367
HSBC Bank PLC	10,272	—	—	10,272	1,167	—	—	1,167	9,105	—	9,105
Morgan Stanley & Co. International PLC	—	—	—	—	2,227	—	—	2,227	(2,227)	—	(2,227)
State Street Bank & Trust Company	51,392	—	—	51,392	39,468	—	—	39,468	11,924	—	11,924
Total	$68,718	$—	$—	$68,718	$81,245	$—	$—	$81,245	$(12,527)	$—	$(12,527)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA PIMCO Global Bond Opportunities Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$156,761	$2,648	$56,773	$216,182	$613,621	$—	$30,572	$644,193	$(428,011)	$428,012	$1
Goldman Sachs Bank USA	693,273	—	148,600	841,873	280,773	—	101,468	382,241	459,632	(210,000)	249,632
Goldman Sachs International	—	12,143	—	12,143	—	—	—	—	12,143	—	12,143
Total	$850,034	$14,791	$205,373	$1,070,198	$894,394	$—	$132,040	$1,026,434	$43,764	$218,012	$261,776

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA PIMCO VCP Tactical Balanced Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$81,563	$—	$—	$81,563	$106,649	$—	$5,346	$111,995	$(30,432)	$—	$(30,432)
Barclays Bank PLC	186,514	—	6,957	193,471	36,424	—	—	36,424	157,047	—	157,047
Citibank, N.A.	36,899	—	—	36,899	49,466	—	—	49,466	(12,567)	—	(12,567)
Goldman Sachs Bank USA	495,048	—	—	495,048	22,174	—	3,724	25,898	469,150	(469,150)	—
Total	$800,024	$—	$6,957	$806,981	$214,713	$—	$9,070	$223,783	$583,198	$(469,150)	$114,048

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA Putnam International Growth and Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$47,373	$—	$—	$47,373	$45,121	$—	$—	$45,121	$2,252	$—	$2,252
Barclays Bank PLC	47,803	—	—	47,803	12,016	—	—	12,016	35,787	(30,000)	5,787
Citibank, N.A.	120,906	—	—	120,906	102,274	—	—	102,274	18,632	—	18,632
Goldman Sachs International	36,378	—	—	36,378	184,559	—	—	184,559	(148,181)	—	(148,181)
HSBC Bank PLC	120,435	—	—	120,435	188,496	—	—	188,496	(68,061)	—	(68,061)
JPMorgan Chase Bank, N.A.	185,646	—	—	185,646	67,648	—	—	67,648	117,998	(110,000)	7,998
Morgan Stanley & Co. International PLC	161,547	—	—	161,547	23,965	—	—	23,965	137,582	—	137,582
Natwest Markets PLC	72,635	—	—	72,635	314,890	—	—	314,890	(242,255)	—	(242,255)
State Street Bank & Trust Company	41,341	—	—	41,341	422,255	—	—	422,255	(380,914)	—	(380,914)
Toronto Dominion Bank	8,681	—	—	8,681	71,556	—	—	71,556	(62,875)	—	(62,875)
UBS AG	152,199	—	—	152,199	80,027	—	—	80,027	72,172	(72,172)	—
Westpac Banking Corp.	93,104	—	—	93,104	251,709	—	—	251,709	(158,605)	—	(158,605)
Total	$1,088,048	$—	$—	$1,088,048	$1,764,516	$—	$—	$1,764,516	$(676,468)	$(212,172)	$(888,640)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA Schroders VCP Global Allocation Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$33,494	$—	$—	$33,494	$62,817	$—	$—	$62,817	$(29,323)	$—	$(29,323)
Barclays Bank PLC	4,533	—	—	4,533	19,398	—	—	19,398	(14,865)	—	(14,865)
Goldman Sachs International	3,001	—	—	3,001	36,943	—	—	36,943	(33,942)	—	(33,942)
UBS AG	—	—	—	—	82,529	—	—	82,529	(82,529)	—	(82,529)
Total	$41,028	$—	$—	$41,028	$201,687	$—	$—	$201,687	$(160,659)	$—	$(160,659)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA T. Rowe Price VCP Balanced Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Goldman Sachs International	$—	$—	$5,758,260	$5,758,260	$—	$—	$—	$—	$5,758,260	$(5,290,000)	$468,260
Total	$—	$—	$5,758,260	$5,758,260	$—	$—	$—	$—	$5,758,260	$(5,290,000)	$468,260

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA VCP Dynamic Allocation Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank, N.A.	$—	$—	$13,524,254	$13,524,254	$—	$—	$—	$—	$13,524,254	$(12,439,500)	$1,084,754
Goldman Sachs International	—	—	35,672,868	35,672,868	—	—	—	—	35,672,868	(32,840,000)	2,832,868
UBS AG	—	—	19,726,336	19,726,336	—	—	—	—	19,726,336	(17,931,600)	1,794,736
Total	$—	$—	$68,923,458	$68,923,458	$—	$—	$—	$—	$68,923,458	$(63,211,100)	$5,712,358

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA VCP Dynamic Strategy Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank, N.A.	$—	$—	$9,016,169	$9,016,169	$—	$—	$—	$—	$9,016,169	$(8,532,600)	$483,569
Goldman Sachs International	—	—	23,491,889	23,491,889	—	—	—	—	23,491,889	(21,620,000)	1,871,889
UBS AG	—	—	12,718,212	12,718,212	—	—	—	—	12,718,212	(11,614,300)	1,103,912
Total	$—	$—	$45,226,270	$45,226,270	$—	$—	$—	$—	$45,226,270	$(41,766,900)	$3,459,370

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA VCP Index Allocation Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Goldman Sachs International	$—	$—	$2,922,875	$2,922,875	$—	$—	$—	$—	$2,922,875	$(2,680,000)	$242,875
Total	$—	$—	$2,922,875	$2,922,875	$—	$—	$—	$—	$2,922,875	$(2,680,000)	$242,875

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
Note 4 — Federal Income Taxes
    The following details the tax basis of distributions as well as the components of distributable earnings.  The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October capital losses, investments in passive foreign investment companies,  investments in real estate investment trusts, investments in regulated investment companies, straddle loss deferrals, contingent payment debt securities, inflation securities, late year ordinary losses, investments in partnerships, treatment of defaulted securities and derivative transactions.
	Distributable Earnings			Tax Distributions
	For the year ended January 31, 2025
Portfolio	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA AB Growth	$—	$263,666,549	$724,346,086	$—	$184,483,992
SA AB Small & Mid Cap Value	16,650,687	38,144,581	41,091,500	8,994,027	25,545,924
SA BlackRock Multi-Factor 70/30	2,485,833	1,960,166	9,134,306	—	—
SA BlackRock VCP Global Multi Asset	10,409,050	(27,083,114)	23,123,807	8,762,915	—
SA Emerging Markets Equity Index	1,725,701	(8,149,065)	4,191,205	1,908,365	—
SA Federated Hermes Corporate Bond	47,005,143	(39,385,021)	(110,375,267)	46,889,810	—
SA Fidelity Institutional AM® International Growth	7,352,976	25,493,147	44,339,604	750,326	3,314,415
SA Fidelity Institutional AM® Real Estate	6,574,722	15,890,949	26,493,360	5,425,918	—
SA Fixed Income Index	15,165,587	(3,601,520)	(55,257,046)	15,264,060	—
SA Fixed Income Intermediate Index	12,368,740	(5,381,712)	(20,421,644)	12,889,703	—
SA Franklin BW U.S. Large Cap Value	20,358,573	181,091,516	317,981,356	24,632,796	12,483,405
SA Franklin Small Company Value	8,050,003	16,857,842	32,996,779	7,493,447	2,533,816
SA Franklin Systematic U.S. Large Cap Core	9,440,746	13,976,767	50,528,458	1,306,789	5,302,185
SA Franklin Systematic U.S. Large Cap Value	16,921,532	13,415,755	66,854,982	5,614,513	—
SA Franklin Tactical Opportunities	1,963,744	4,763,579	17,010,616	442,223	—
SA Global Index Allocation 60/40	1,242,739	2,984,858	6,905,298	1,865,130	2,752,535
SA Global Index Allocation 75/25	1,618,248	4,816,190	10,183,325	1,328,496	2,142,955
SA Global Index Allocation 90/10	5,659,245	18,747,340	53,660,750	4,943,894	9,182,222
SA Goldman Sachs Multi-Asset Insights	534,082	673,891	3,992,430	3,372,342	1,062,803
SA Index Allocation 60/40	4,165,351	14,739,519	29,719,306	3,230,500	8,241,444
SA Index Allocation 80/20	6,876,731	34,468,641	98,000,190	5,774,695	17,110,025
SA Index Allocation 90/10	18,017,752	84,337,192	325,655,445	15,630,968	47,567,548
SA International Index	19,869,747	(7,444,145)	150,437,862	21,048,144	—
SA Invesco Growth Opportunities**	—	(13,514,134)	65,897,777	—	—
SA Janus Focused Growth	78,495	96,300,538	201,445,089	—	20,665,791
SA JPMorgan Diversified Balanced	7,940,692	14,371,790	28,094,961	7,065,834	—
SA JPMorgan Emerging Markets	4,474,876	(27,530,487)	14,751,045	5,217,199	—
SA JPMorgan Equity-Income	16,103,035	135,716,327	234,587,114	20,568,125	61,484,527
SA JPMorgan Global Equities	8,825,798	53,313,256	85,627,139	3,941,147	21,700,652
SA JPMorgan Large Cap Core	19,556,873	40,687,092	100,549,494	25,984,752	31,990,049
SA JPMorgan MFS Core Bond	61,715,480	(128,250,315)	(128,118,094)	63,475,171	—
SA JPMorgan Mid-Cap Growth	—	51,557,635	145,775,461	—	—
SA JPMorgan Ultra-Short Bond	14,864,944	(9,894,441)	613,428	12,731,793	—
SA Large Cap Growth Index	7,768,864	93,549,082	194,764,143	3,382,123	20,865,423
SA Large Cap Index	36,998,650	386,385,054	1,988,125,992	41,576,836	156,571,136
SA Large Cap Value Index	13,033,080	49,714,734	30,534,828	45,112,261	11,553,691
SA MFS Blue Chip Growth	18,554,466	134,513,893	265,577,832	1,782,047	72,287,088
SA MFS Massachusetts Investors Trust	10,084,061	207,456,916	239,783,916	6,627,651	107,454,655
SA MFS Total Return	10,350,510	39,961,864	54,447,213	11,028,829	18,729,122

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	Distributable Earnings			Tax Distributions
	For the year ended January 31, 2025
Portfolio	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA Mid Cap Index	$13,710,938	$23,846,919	$123,757,987	$5,185,642	$4,554,677
SA Morgan Stanley International Equities	7,323,123	23,848,464	30,893,469	5,662,013	—
SA PIMCO Global Bond Opportunities	6,766,348	(35,478,654)	(7,575,364)	6,462,827	—
SA PIMCO RAE International Value	23,879,001	5,602,619	1,400,494	15,442,267	—
SA PIMCO VCP Tactical Balanced**	17,600,456	(66,629,285)	(45,542,617)	43,377,400	7,092,964
SA PineBridge High-Yield Bond	14,514,834	(28,659,994)	(3,016,029)	17,147,250	—
SA Putnam International Growth and Income	7,560,196	29,980,349	49,405,901	9,808,514	9,872,147
SA Schroders VCP Global Allocation	8,542,025	(3,880,963)	43,345,803	7,471,679	—
SA Small Cap Index	4,775,149	16,326,956	44,360,717	3,103,400	4,023,992
SA T. Rowe Price Asset Allocation Growth	8,175,634	44,490,877	130,079,718	7,355,790	7,893,298
SA T. Rowe Price VCP Balanced	124,440,934	1,635,452	164,315,257	27,056,916	—
SA VCP Dynamic Allocation	282,904,059	443,997,862	410,666,138	216,851,873	—
SA VCP Dynamic Strategy	214,886,883	165,370,183	129,363,144	72,585,220	—
SA VCP Index Allocation	29,868,754	2,076,161	66,531,991	21,408,062	14,359,781

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.
**	The Portfolio's Long-term Gains/Capital Loss Carryover includes both Long-term Capital Gains and Capital Loss Carryforward due to ownership change limitations.
	Tax Distributions
	For the year ended January 31, 2024
Portfolio	Ordinary Income	Long-Term Capital Gains
SA AB Growth	$—	$122,437,596
SA AB Small & Mid Cap Value	6,735,554	39,558,851
SA BlackRock Multi-Factor 70/30	1,760,860	—
SA BlackRock VCP Global Multi Asset	4,728,138	—
SA Emerging Markets Equity Index	2,227,559	—
SA Federated Hermes Corporate Bond	45,964,384	—
SA Fidelity Institutional AM® International Growth	777,747	—
SA Fidelity Institutional AM® Real Estate	5,097,326	14,202,441
SA Fixed Income Index	12,085,686	—
SA Fixed Income Intermediate Index	8,814,868	—
SA Franklin BW U.S. Large Cap Value	27,906,147	116,501,360
SA Franklin Small Company Value	973,198	20,669,471
SA Franklin Systematic U.S. Large Cap Core	1,899,501	12,197,800
SA Franklin Systematic U.S. Large Cap Value	5,553,704	—
SA Franklin Tactical Opportunities	1,377,991	—
SA Global Index Allocation 60/40	1,350,899	2,713,101
SA Global Index Allocation 75/25	1,348,046	3,178,099
SA Global Index Allocation 90/10	5,626,287	11,846,487
SA Goldman Sachs Multi-Asset Insights	379,629	—
SA Index Allocation 60/40	3,512,154	10,247,788
SA Index Allocation 80/20	7,126,651	22,431,412
SA Index Allocation 90/10	19,773,567	60,418,807
SA International Index	17,318,744	—
SA JPMorgan Diversified Balanced	6,043,754	—
SA JPMorgan Emerging Markets	7,125,701	—
SA JPMorgan Equity-Income	23,351,431	89,944,379
SA JPMorgan Global Equities	4,265,171	9,933,486
SA JPMorgan Large Cap Core	2,722,134	12,420,776
SA JPMorgan MFS Core Bond	47,332,859	—
SA JPMorgan Ultra-Short Bond	3,702,708	—
SA Large Cap Growth Index	1,882,179	9,462,746
SA Large Cap Index	39,464,365	115,689,979
SA Large Cap Value Index	8,124,902	30,514,309
SA MFS Blue Chip Growth	2,720,760	10,450,854
SA MFS Massachusetts Investors Trust	6,603,573	72,568,892
SA MFS Total Return	8,529,339	16,172,372
SA Mid Cap Index	4,965,231	10,391,706

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	Tax Distributions
	For the year ended January 31, 2024
Portfolio	Ordinary Income	Long-Term Capital Gains
SA Morgan Stanley International Equities	$5,042,593	$—
SA PIMCO RAE International Value	19,436,172	—
SA PIMCO VCP Tactical Balanced	38,675,936	—
SA PineBridge High-Yield Bond	15,406,310	—
SA Putnam International Growth and Income	8,122,538	—
SA Schroders VCP Global Allocation	5,770,013	—
SA Small Cap Index	2,599,088	1,262,778
SA T. Rowe Price Asset Allocation Growth	5,845,602	5,002,742
SA T. Rowe Price VCP Balanced	23,143,615	—
SA VCP Dynamic Allocation	199,591,602	346,234,404
SA VCP Dynamic Strategy	131,319,428	462,969,921
SA VCP Index Allocation	7,986,231	4,983,950
    As of January 31, 2025, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which are available to offset future capital gains, if any:
	Capital Loss Carryforward Unlimited
Portfolio	ST	LT
SA BlackRock VCP Global Multi Asset*	$—	$27,083,114
SA Emerging Markets Equity Index*	1,893,769	6,255,296
SA Federated Hermes Corporate Bond*	8,957,148	30,427,873
SA Fixed Income Index*	132,048	3,469,472
SA Fixed Income Intermediate Index*	75,894	5,305,818
SA International Index*	1,724,447	5,719,698
SA Invesco Growth Opportunities*	14,778,385	—
SA JPMorgan Emerging Markets*	18,636,611	8,893,876
SA JPMorgan MFS Core Bond*	37,003,619	91,246,696
SA JPMorgan Ultra-Short Bond*	2,895,940	6,998,501
SA PIMCO Global Bond Opportunities*	523,425	34,955,229
SA PIMCO VCP Tactical Balanced*	30,209,078	41,603,110
SA PineBridge High-Yield Bond*	3,077,682	25,582,312
SA Schroders VCP Global Allocation*	—	3,880,963

*	The Portfolios had a change in ownership as defined in the Internal Revenue Code section 382 during the fiscal year ended January 31, 2025. The capital loss carryforwards may be subject to limitations pursuant to applicable federal income tax regulations.
    The Portfolios indicated below, utilized capital loss carryforwards, which offset net realized taxable gains in the year ended January 31, 2025.
Portfolio	Capital Loss Carryforward Utilized
SA BlackRock Multi-Factor 70/30	$415,518
SA BlackRock VCP Global Multi Asset	40,510,388
SA Emerging Markets Equity Index	18,850
SA Federated Hermes Corporate Bond	840,282
SA Fidelity Institutional AM® Real Estate	2,145,325
SA Fixed Income Index	72,616
SA Fixed Income Intermediate Index	197,755
SA Franklin Systematic U.S. Large Cap Value	16,886,642
SA Goldman Sachs Multi-Asset Insights	1,578,649
SA International Index	3,725,437
SA Invesco Growth Opportunities	28,002,622
SA JPMorgan Diversified Balanced	14,915,690
SA JPMorgan Emerging Markets	3,887,577
SA JPMorgan Mid-Cap Growth	26,781,368
SA JPMorgan Ultra-Short Bond	525,799
SA Morgan Stanley International Equities	5,734,070
SA PIMCO Global Bond Opportunities	471,916
SA PIMCO RAE International Value	14,730,592

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Portfolio	Capital Loss Carryforward Utilized
SA PIMCO VCP Tactical Balanced	$43,363,210
SA PineBridge High-Yield Bond	5,175,772
SA Schroders VCP Global Allocation	23,176,264
SA T. Rowe Price VCP Balanced	20,836,022
    For the year ended January 31, 2025, the reclassifications between total accumulated earnings (loss) and paid-in capital resulting from book/tax differences were as follows:
Portfolio	Accumulated Earnings(Loss)	Paid-In Capital
SA AB Growth	$3,635,718	$(3,635,718)
SA Fidelity Institutional AM® Real Estate	5,334,055	(5,334,055)
SA Invesco Growth Opportunities	1,470,778	(1,470,778)
SA JPMorgan Diversified Balanced	(865)	865
SA JPMorgan Large Cap Core	(379,290)	379,290
SA JPMorgan Mid-Cap Growth	3,156,509	(3,156,509)
SA Large Cap Index	(25,195)	25,195
SA Large Cap Value Index	(8,260)	8,260
SA Schroders VCP Global Allocation	(530)	530
SA Small Cap Index	230,504	(230,504)
SA T. Rowe Price Asset Allocation Growth	(915)	915
SA T. Rowe Price VCP Balanced	(1,248)	1,248
    The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:
Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain (Loss)	Cost of Investments
SA AB Growth	$743,224,471	$(18,878,385)	$724,346,086	$1,098,947,750
SA AB Small & Mid Cap Value	76,966,677	(35,875,177)	41,091,500	463,634,363
SA BlackRock Multi-Factor 70/30	10,952,244	(1,817,938)	9,134,306	99,973,328
SA BlackRock VCP Global Multi Asset	46,053,515	(22,900,483)	23,153,032	647,358,210
SA Emerging Markets Equity Index	22,025,593	(16,840,023)	5,185,570	81,689,332
SA Federated Hermes Corporate Bond	5,756,579	(116,131,846)	(110,375,267)	1,531,273,775
SA Fidelity Institutional AM® International Growth	49,313,430	(4,410,687)	44,902,743	189,741,445
SA Fidelity Institutional AM® Real Estate	39,337,495	(12,844,135)	26,493,360	229,487,718
SA Fixed Income Index	796,903	(56,053,949)	(55,257,046)	586,654,479
SA Fixed Income Intermediate Index	760,601	(21,182,245)	(20,421,644)	489,173,410
SA Franklin BW U.S. Large Cap Value	330,927,301	(12,945,915)	317,981,386	917,398,768
SA Franklin Small Company Value	43,460,445	(10,462,095)	32,998,350	262,662,457
SA Franklin Systematic U.S. Large Cap Core	54,380,585	(3,852,127)	50,528,458	180,296,042
SA Franklin Systematic U.S. Large Cap Value	78,788,700	(11,933,718)	66,854,982	436,128,907
SA Franklin Tactical Opportunities	21,334,258	(4,321,897)	17,012,361	87,058,557
SA Global Index Allocation 60/40	10,873,688	(3,968,390)	6,905,298	96,285,679
SA Global Index Allocation 75/25	12,613,646	(2,430,321)	10,183,325	95,303,890
SA Global Index Allocation 90/10	58,071,664	(4,410,914)	53,660,750	333,711,043
SA Goldman Sachs Multi-Asset Insights	5,158,808	(1,161,450)	3,997,358	45,916,036
SA Index Allocation 60/40	39,272,618	(9,553,312)	29,719,306	245,990,251
SA Index Allocation 80/20	106,653,152	(8,652,962)	98,000,190	434,624,483
SA Index Allocation 90/10	338,698,118	(13,042,673)	325,655,445	1,165,714,795
SA International Index	208,816,242	(58,292,881)	150,523,361	675,263,868
SA Invesco Growth Opportunities	73,943,602	(8,044,777)	65,898,825	222,500,939
SA Janus Focused Growth	204,600,050	(3,154,961)	201,445,089	245,271,972
SA JPMorgan Diversified Balanced	49,626,418	(21,523,435)	28,102,983	399,742,668
SA JPMorgan Emerging Markets	25,557,866	(10,739,465)	14,818,401	161,093,134
SA JPMorgan Equity-Income	257,732,603	(23,145,489)	234,587,114	656,918,251
SA JPMorgan Global Equities	92,736,093	(7,084,222)	85,651,871	227,982,778
SA JPMorgan Large Cap Core	110,974,178	(10,424,519)	100,549,659	438,798,510
SA JPMorgan MFS Core Bond	8,271,047	(136,389,142)	(128,118,095)	1,906,517,977
SA JPMorgan Mid-Cap Growth	161,066,775	(15,291,313)	145,775,462	567,702,998
SA JPMorgan Ultra-Short Bond	843,218	(229,790)	613,428	337,293,603

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain (Loss)	Cost of Investments
SA Large Cap Growth Index	$197,114,690	$(2,350,547)	$194,764,143	$482,582,076
SA Large Cap Index	2,052,815,353	(64,689,361)	1,988,125,992	1,358,505,843
SA Large Cap Value Index	60,333,520	(29,798,692)	30,534,828	591,171,622
SA MFS Blue Chip Growth	271,171,457	(5,593,625)	265,577,832	379,786,524
SA MFS Massachusetts Investors Trust	248,462,506	(8,678,591)	239,783,915	485,747,204
SA MFS Total Return	80,671,975	(26,221,369)	54,450,606	440,529,148
SA Mid Cap Index	147,441,766	(23,683,780)	123,757,986	387,095,622
SA Morgan Stanley International Equities	49,511,965	(18,532,678)	30,979,287	285,556,002
SA PIMCO Global Bond Opportunities	5,488,529	(13,025,313)	(7,536,784)	356,835,135
SA PIMCO RAE International Value	41,453,574	(39,866,011)	1,587,563	418,071,338
SA PIMCO VCP Tactical Balanced	11,891,045	(57,413,012)	(45,521,967)	1,460,847,661
SA PineBridge High-Yield Bond	4,609,151	(7,625,180)	(3,016,029)	260,296,081
SA Putnam International Growth and Income	69,421,150	(19,983,658)	49,437,492	240,483,870
SA Schroders VCP Global Allocation	58,937,551	(15,566,621)	43,370,930	392,077,054
SA Small Cap Index	93,565,061	(49,204,344)	44,360,717	274,073,719
SA T. Rowe Price Asset Allocation Growth	170,978,856	(40,889,305)	130,089,551	642,698,910
SA T. Rowe Price VCP Balanced	239,998,742	(75,592,217)	164,406,525	1,284,479,415
SA VCP Dynamic Allocation	833,960,693	(423,294,555)	410,666,138	7,774,918,626
SA VCP Dynamic Strategy	359,643,046	(230,279,011)	129,364,035	5,096,943,009
SA VCP Index Allocation	82,263,008	(15,731,017)	66,531,991	499,036,364
Note 5 — Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)
    SAAMCo serves as investment adviser to the Trust and employs investment subadvisers that make investment decisions for all or portions of certain of the Portfolios. The Portfolios pay SAAMCo a monthly fee, calculated daily based on net assets at the annual rates set forth in the table below. SAAMCo has contractually (unless otherwise indicated) agreed to waive a portion of its advisory fee for certain Portfolios.  The subadvisers are compensated for their services by SAAMCo.
Portfolio	Subadviser	Advisory Fee	Advisory Fee after Waiver
SA AB Growth	AllianceBernstein L.P.	0.700% on the first $50 million 0.650% on the next $100 million 0.600% over $150 million	No fee waiver
SA AB Small & Mid Cap Value	AllianceBernstein L.P.	0.950% on first $250 million 0.900% over $250 million	0.880% on the first $250 million 0.830% over $250 million(1)
SA BlackRock Multi-Factor 70/30	BlackRock Investment, LLC	0.650% on the first $250 million 0.600% over $250 million	0.400% on the first $250 million 0.350% over $250 million(2)
SA BlackRock VCP Global Multi Asset	BlackRock Investment, LLC	0.860% on first $500 million 0.840% on next $2.5 billion 0.790% over $3 billion	0.850% on the first $500 million 0.810% on the next $2.5 billion 0.790% over $3 billion
SA Emerging Markets Equity Index		0.450% on first $2 billion 0.400% over $2 billion	No fee waiver
SA Federated Hermes Corporate Bond	Federated Hermes Investment Management Company	0.700% on first $50 million 0.600% on next $100 million 0.550% on next $100 million 0.500% over $250 million	No fee waiver
SA Fidelity Institutional AM® International Growth	FIAM, LLC	0.780% on first $100 million 0.760% on next $100 million 0.750% over $200 million	No fee waiver
SA Fidelity Institutional AM® Real Estate	FIAM, LLC	0.800% on first $100 million 0.750% on next $400 million 0.700% over $500 million	No fee waiver
SA Fixed Income Index		0.300% on first $2 billion 0.250% over $2 billion	No fee waiver

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Portfolio	Subadviser	Advisory Fee	Advisory Fee after Waiver
SA Fixed Income Intermediate Index		0.300% on first $2 billion 0.250% over $2 billion	No fee waiver
SA Franklin BW U.S. Large Cap Value	Brandywine Global Investment Management, LLC	0.800% first $100 million 0.750% on next $400 million 0.700% over $500 million	0.670%
SA Franklin Small Company Value	Franklin Advisers, Inc.	1.00% on first $200 million 0.920% on next $300 million 0.900% over $500 million	0.950% on the first $200 million 0.870% on the next $300 million 0.850% thereafter(3)
SA Franklin Systematic U.S. Large Cap Core	Franklin Advisers, Inc.	0.500% on first $100 million 0.480% on next $150 million 0.460% on next $250 million 0.440% on next $250 million 0.430% over $750 million	No fee waiver
SA Franklin Systematic U.S. Large Cap Value	Franklin Advisers, Inc.	0.600%	No fee waiver
SA Franklin Tactical Opportunities	Franklin Advisers, Inc.	0.700% on first $500 million 0.675% on next $500 million 0.650% on next $1 billion 0.625% over $2 billion	No fee waiver
SA Global Index Allocation 60/40		0.100%	No fee waiver
SA Global Index Allocation 75/25		0.100%	No fee waiver
SA Global Index Allocation 90/10		0.100%	No fee waiver
SA Goldman Sachs Multi-Asset Insights	Goldman Sachs Asset Management, LP	0.700% on first $500 million 0.675% on next $500 million 0.665% thereafter	No fee waiver
SA Index Allocation 60/40		0.100%	No fee waiver
SA Index Allocation 80/20		0.100%	No fee waiver
SA Index Allocation 90/10		0.100%	No fee waiver
SA International Index		0.400% on first $2 billion 0.350% over $2 billion	No fee waiver
SA Invesco Growth Opportunities	Invesco Advisers, Inc.	0.750% on first $250 million 0.700% on next $250 million 0.650% over $500 million	No fee waiver
SA Janus Focused Growth	Janus Henderson Investors US LLC	0.850%	0.750%
SA JPMorgan Diversified Balanced	J.P. Morgan Investment Management, Inc.	0.700% on first $50 million 0.650% on next $100 million 0.600% on next $150 million 0.550% on next $200 million 0.500% over $500 million	Voluntary Waiver(4)
SA JPMorgan Emerging Markets	J.P. Morgan Investment Management, Inc.	1.150% on first $100 million 1.100% on next $100 million 1.050% over $200 million	1.000%
SA JPMorgan Equity-Income	J.P. Morgan Investment Management, Inc.	0.700% on first $50 million 0.650% on next $100 million 0.600% on next $150 million 0.550% on next $200 million 0.500% over $500 million	No fee waiver

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Portfolio	Subadviser	Advisory Fee	Advisory Fee after Waiver
SA JPMorgan Global Equities	J.P. Morgan Investment Management, Inc.	0.900% on first $50 million 0.800% on next $100 million 0.700% on next $150 million 0.650% over $300 million	No fee waiver
SA JPMorgan Large Cap Core	J.P. Morgan Investment Management, Inc.	0.800% on first $50 million 0.750% on next $200 million 0.700% over $250 million	0.730% on the first $50 million 0.680% on the next $200 million 0.630% over $250 million
SA JPMorgan MFS Core Bond	J.P. Morgan Investment Management, Inc. Massachusetts Financial Services Company	0.600%	0.500%
SA JPMorgan Mid-Cap Growth	J.P. Morgan Investment Management, Inc.	0.800% on first $100 million 0.750% over $100 million	0.790% on the first $100 million 0.750% on the next $400 million 0.730% over $500 million
SA JPMorgan Ultra-Short Bond	J.P. Morgan Investment Management, Inc.	0.475% on first $100 million 0.450% on next $400 million 0.425% on next $500 million 0.400% over $1 billion	No fee waiver
SA Large Cap Growth Index		0.300% on first $2 billion 0.250% over $2 billion	No fee waiver
SA Large Cap Index		0.400% on first $2 billion 0.320% on next $1 billion 0.280% over $3 billion	0.260% on the first $2 billion 0.180% on the next $1 billion 0.140% over $3 billion
SA Large Cap Value Index		0.300% on first $2 billion 0.250% over $2 billion	No fee waiver
SA MFS Blue Chip Growth	Massachusetts Financial Services Company	0.700% on first $250 million 0.650% on next $250 million 0.600% over $500 million	No fee waiver
SA MFS Massachusetts Investors Trust	Massachusetts Financial Services Company	0.700% on first $600 million 0.650% on next $900 million 0.600% over $1.5 billion	0.660% on the first $600 million 0.610% on the next $900 million 0.560% over $1.5 billion
SA MFS Total Return	Massachusetts Financial Services Company	0.700% on first $50 million 0.650% on next $450 million 0.625% for next $250 million 0.595% for next $250 million 0.575% over $1 billion	No fee waiver
SA Mid Cap Index		0.300% on first $2 billion 0.250% over $2 billion	No fee waiver
SA Morgan Stanley International Equities	Morgan Stanley Investment Management, Inc.	0.850% on first $250 million 0.800% on next $250 million 0.750% over $500 million	0.800% on the first $250 million 0.750% on the next $250 million 0.700% over $500 million
SA PIMCO Global Bond Opportunities	Pacific Investment Management Company, LLC	0.75% first $50 million 0.65% next $100 million 0.60% next $100 million 0.55% over $250 million	0.73% first $50 million 0.63% next $100 million 0.58% next $100 million 0.53% over $250 million(5)
SA PIMCO RAE International Value	Pacific Investment Management Company, LLC	1.025% on first $50 million 0.865% on next $150 million 0.775% on next $300 million 0.750% over $500 million	0.765% on the first $250 million 0.740% over $250 million

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Portfolio	Subadviser	Advisory Fee	Advisory Fee after Waiver
SA PIMCO VCP Tactical Balanced	Pacific Investment Management Company, LLC	0.860% on first $750 million 0.850% on next $750 million 0.820% over $1.5 billion	No fee waiver
SA PineBridge High-Yield Bond	PineBridge Investments, LLC	0.700% on first $50 million 0.650% on next $100 million 0.600% on next $100 million 0.550% over $250 million	No fee waiver
SA Putnam International Growth and Income	Putnam Investment Management, LLC	1.000% on first $150 million 0.900% on next $150 million 0.800% over $300 million	0.900% on first $150 million 0.800% on next $150 million 0.700% over $300 million(6)
SA Schroders VCP Global Allocation	Schroders Investment Management North America, Inc.	0.850% on first $250 million 0.830% on next $250 million 0.790% on next $1 billion 0.770% over $1.5 billion	No fee waiver
SA Small Cap Index		0.350% on first $2 billion 0.300% over $2 billion	0.310% on first $2 billion 0.260% over $2 billion
SA T. Rowe Price Asset Allocation Growth	T. Rowe Price Associates, Inc.	0.700% on first $400 million 0.685% on next $500 million 0.660% on next $1 billion 0.635% thereafter	No fee waiver
SA T. Rowe Price VCP Balanced	T. Rowe Price Associates, Inc.	0.850% on first $200 million
0.820% reset at $200 million
0.820% on next $300 million
0.800% reset at $500 million
0.800% on next $500 million
0.770% reset at $1 billion
0.750% on next $1 billion
0.750% reset at $2 billion
		0.750% over $2 billion	No fee waiver
SA VCP Dynamic Allocation	AllianceBernstein L.P.	0.250% on first $1.5 billion 0.220% on next $1.5 billion 0.200% over $3 billion	0.250% on first $1.5 billion 0.220% on next $1.5 billion 0.200% on next $5 billion 0.190% over $8 billion(7)
SA VCP Dynamic Strategy	AllianceBernstein L.P.	0.250% on first $1.5 billion 0.220% on next $1.5 billion 0.200% over $3 billion	Voluntary Waiver(7)

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Portfolio	Subadviser	Advisory Fee	Advisory Fee after Waiver
SA VCP Index Allocation	T. Rowe Price Associates, Inc.	0.200% on first $500 million 0.175% thereafter	No fee waiver

(1)	The information presented represents the advisory fees after waivers that became effective on November 1, 2024. Prior to that date, the SA AB Small & Mid Cap Value Portfolio contractually waived fees so that its advisory fee payable was equal to 0.90% of the Portfolio’s average daily net assets on the first $250 million and 0.850% of the Portfolio’s average daily net assets thereafter.
(2)	The Advisor has also contractually agreed to waive an additional portion of its management fee in an amount equal to the Portfolio’s expenses related to investments in exchange traded funds (“ETFs”) managed or advised by BlackRock Investment Management, LLC (“BlackRock”) or its affiliates, and this waiver will continue so long as the Portfolio invests in such ETFs.
(3)	The Advisor has also voluntarily agreed to waive its advisory fee with the respect to SA Franklin Small Company Value Portfolio, after taking into account the contractual advisory fee waiver above, so that its advisory fee payable by the Portfolio is equal to 0.90% of the Portfolio’s average daily net assets on the first $200 million, 0.82% of the Portfolio’s average daily net assets on the next $300 million, and 0.80% of the Portfolio’s average daily net assets thereafter.
(4)	The Advisor has voluntarily agreed, until further notice, to waive a portion of its Advisory fee in an amount equal to the amount of any Subadvisory fees voluntarily waived by the Portfolio’s Subadviser, J.P. Morgan Investment Management, Inc (“JPM”), in connection with the Portfolio’s investments in the JPM underlying Portfolios (the “JPMorgan Fee Waiver”). The JPMorgan Fee Waiver may be modified or terminated at any time by the Subadviser.
(5)	The information presented represents the advisory fees after waivers that became effective on April 29, 2024. Prior to that date, the portfolio had no fee waivers.
(6)	The information presented represents the contractual Advisory fees after waivers that became effective on November 1, 2024. Prior to that date, the Advisor voluntarily agreed to waive 0.05% of the investment advisory fees for the SA Putnam International Growth and Income Portfolio.
(7)	The Advisor has also voluntarily agreed, until further notice, to waive an additional portion of its advisory fee, in an amount equal to the amount of any advisory fees voluntarily waived by the Portfolio’s Subadviser, AllianceBernstein L.P. (“AB”), in connection with the Portfolio’s investments in the AB Government Money Market Portfolio, a series of AB Fixed-Income Shares, Inc. managed by AB (the “AB Portfolio Waiver”). The AB Portfolio Waiver may be terminated at any time by the Advisor.
    For the year ended January 31, 2025, advisory fees waived were as follows:
Portfolio	Amount
SA AB Small & Mid Cap Value	$279,203
SA BlackRock Multi-Factor 70/30	441,468
SA BlackRock VCP Global Multi Asset	106,602
SA Franklin BW U.S. Large Cap Value	670,198
SA Franklin Small Company Value	295,617
SA Janus Focused Growth	449,635
SA JPMorgan Diversified Balanced	111,920
SA JPMorgan Emerging Markets	240,664
SA JPMorgan Large Cap Core	348,343
SA JPMorgan MFS Core Bond	1,749,310
SA JPMorgan Mid-Cap Growth	45,008
SA Large Cap Index	4,634,879
SA MFS Massachusetts Investors Trust	334,303
SA Morgan Stanley International Equities	170,558
SA PIMCO Global Bond Opportunities	44,561
SA PIMCO RAE International Value	355,106
SA Putnam International Growth and Income	197,911
SA Small Cap Index	127,087
SA VCP Dynamic Allocation	564,003
SA VCP Dynamic Strategy	290,244
    The Adviser has contractually agreed to waive its fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below certain percentages of the following Portfolios’ average net assets. This agreement may be modified or discontinued prior to April 30, 2025, only with the approval of the Board, including a majority of the trustees who are not “interested persons” of the Trust as defined in the 1940 Act. For purposes of the waived fees and reimbursed expense calculations, annual Portfolio operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business. During the period ended January 31, 2025, the Adviser waived its fees and/or reimbursed expenses, if necessary, to keep annual operating expenses at or below the following percentages:
Portfolio	Class 1	Class 2	Class 3
SA BlackRock Multi-Factor 70/30	0.51%	N/A	0.76%
SA BlackRock VCP Global Multi Asset	0.91%	N/A	1.16%
SA Emerging Markets Equity Index	0.58%	N/A	0.83%
SA Fidelity Institutional AM® International Growth	0.88%	N/A	1.13%
SA Fixed Income Index	0.34%	N/A	0.59%
SA Fixed Income Intermediate Index	0.34%	N/A	0.59%

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Portfolio	Class 1	Class 2	Class 3
SA Franklin Systematic U.S. Large Cap Core	0.70%	N/A	0.95%
SA Franklin Tactical Opportunities	0.81%	N/A	1.06%
SA Global Index Allocation 60/40	0.18%	N/A	0.43%
SA Global Index Allocation 75/25	0.18%	N/A	0.43%
SA Global Index Allocation 90/10	0.18%	N/A	0.43%
SA Goldman Sachs Multi-Asset Insights	0.81%	N/A	1.06%
SA Index Allocation 60/40	0.18%	N/A	0.43%
SA Index Allocation 80/20	0.18%	N/A	0.43%
SA Index Allocation 90/10	0.18%	N/A	0.43%
SA International Index	0.52%	N/A	0.77%
SA JPMorgan Diversified Balanced	0.83%	0.98%	1.08%
SA JPMorgan Mid-Cap Growth	0.79%	0.94%	1.04%
SA Large Cap Growth Index	0.35%	N/A	0.60%
SA Large Cap Value Index	0.35%	N/A	0.60%
SA Mid Cap Index	0.40%	N/A	0.65%
SA PIMCO VCP Tactical Balanced	0.91%	N/A	1.16%
SA Schroders VCP Global Allocation	0.90%	N/A	1.15%
SA Small Cap Index	0.41%	N/A	0.66%
SA T. Rowe Price Asset Allocation Growth	0.81%	N/A	1.06%
SA T. Rowe Price VCP Balanced	0.90%	N/A	1.15%
SA VCP Index Allocation	0.28%	N/A	0.53%
    The Adviser may also voluntarily waive additional fees and/or reimburse additional expenses.  The Adviser may terminate all such voluntary waivers and/or reimbursements at any time.
    For the year ended January 31, 2025, expenses reimbursed were as follows:
Portfolio	Amount
SA BlackRock Multi-Factor 70/30	$13,453
SA BlackRock VCP Global Multi Asset	69,607
SA Emerging Markets Equity Index	235,588
SA Fidelity Institutional AM® International Growth	13,092
SA Fixed Income Index	95,927
SA Fixed Income Intermediate Index	107,628
SA Franklin Tactical Opportunities	173,217
SA Global Index Allocation 60/40	10,775
SA Global Index Allocation 75/25	9,541
SA Goldman Sachs Multi-Asset Insights	166,321
SA JPMorgan Mid-Cap Growth	2,048
SA Large Cap Growth Index	50,689
SA Large Cap Value Index	61,866
SA PIMCO VCP Tactical Balanced	81,063
SA Schroders VCP Global Allocation	60,173
SA Small Cap Index	7,775
    Waivers or reimbursements made by the Adviser with respect to a Portfolio, with the exception of advisory fee waivers, are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser without exceeding the applicable expense limitations in effect at the time such waivers and/or reimbursements occurred or the current expense limitation of that share class.

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

    At January 31, 2025, expenses previously reimbursed by the Adviser that are subject to recoupment and expire during the time period indicated below are as follows:
	Amount Recouped	Balance Subject to Recoupment
Portfolio	January 31, 2025	January 31, 2026	January 31, 2027
SA BlackRock Multi-Factor 70/30	$174	$39,375	$13,452
SA BlackRock VCP Global Multi Asset	14,303	31,736	69,607
SA Emerging Markets Equity Index	—	223,582	235,592
SA Fidelity Institutional AM® International Growth	4,756	—	8,335
SA Fixed Income Index	1,028	122,192	95,927
SA Fixed Income Intermediate Index	2,780	110,310	107,626
SA Franklin Tactical Opportunities	22,715	172,191	173,216
SA Global Index Allocation 60/40	2,461	19,768	10,775
SA Global Index Allocation 75/25	3,390	19,178	9,542
SA Goldman Sachs Multi-Asset Insights	25,302	190,663	166,319
SA JPMorgan Mid-Cap Growth	4,856	—	2,048
SA Large Cap Growth Index	11,669	67,580	50,689
SA Large Cap Value Index	10,025	72,309	61,865
SA PIMCO VCP Tactical Balanced	43,245	—	37,818
SA Schroders VCP Global Allocation	—	100,263	60,173
SA Small Cap Index	10,169	27,094	7,775
    The Trust has entered into a Master Transfer Agency and Service Agreement with VALIC Retirement Services Company (“VRSCO”), a majority-owned subsidiary of Variable Annuity Life Insurance Company ("VALIC"), which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, and certain other mutual funds advised by SAAMCo pay VRSCO, on an annual basis, a fee in the aggregate amount of $150,000 for transfer agency services provided pursuant to the agreement. Accordingly, for the year ended January 31, 2025, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.
    Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares. Accordingly, for the year ended January 31, 2025, service fees were paid (see Statement of Operations) based on the aforementioned rates.
    From 2019 – 2023, The SA JPMorgan Diversified Balanced Portfolio and SA JPMorgan MFS Core Bond Portfolio purchased securities under Rule 10f-3 of the Securities and Exchange Act of 1940 that were not eligible to be acquired under Rule 10f-3. The SA JPMorgan Diversified Balanced Portfolio realized a loss of $1,369 which was reimbursed by the subadviser and the SA JPMorgan MFS Core Bond Portfolio realized a gain of $27,581.
    During the year ended January 31, 2025, the SA Large Cap Growth Index Portfolio had a trade error due to incorrect weightings for the S&P 500 Growth Index. The error was corrected resulting in a loss of $670,969 which was reimbursed by the Adviser.
    During the year ended January 31, 2025, the SA Morgan Stanley International Equities Portfolio had a trade error due to incorrect trade allocations.  The error was corrected resulting in a loss of $155,835 which was reimbursed by the Subadviser, Morgan Stanley Investment Management, Inc.
Note 6 — Purchases and Sales of Investment Securities
    The cost of purchases and proceeds from sales and maturities of long—term investments during the year ended January 31, 2025 were as follows:
Portfolio	Purchases of Investment Securities (excluding U.S. Government Securities)	Sales of Investment Securities (excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
SA AB Growth	$459,443,138	$742,805,188	$—	$—
SA AB Small & Mid Cap Value	284,874,428	346,760,370	—	—
SA BlackRock Multi-Factor 70/30	55,405,624	55,460,794	—	—
SA BlackRock VCP Global Multi Asset	337,806,810	411,538,147	157,428,361	163,454,785
SA Emerging Markets Equity Index	9,849,799	16,714,472	—	—
SA Federated Hermes Corporate Bond	156,636,519	79,645,003	97,394,530	51,445,667
SA Fidelity Institutional AM® International Growth	217,187,022	265,688,281	—	—
SA Fidelity Institutional AM® Real Estate	102,148,586	131,219,521	—	—
SA Fixed Income Index	9,114,115	13,128,496	59,721,535	59,307,786
SA Fixed Income Intermediate Index	14,249,840	35,391,221	71,450,030	82,173,123
SA Franklin BW U.S. Large Cap Value	741,290,985	955,236,213	—	—
SA Franklin Small Company Value	161,535,920	199,442,575	—	—

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Portfolio	Purchases of Investment Securities (excluding U.S. Government Securities)	Sales of Investment Securities (excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
SA Franklin Systematic U.S. Large Cap Core	$161,676,376	$120,169,562	$—	$—
SA Franklin Systematic U.S. Large Cap Value	357,764,021	291,367,645	—	—
SA Franklin Tactical Opportunities	22,400,139	26,960,321	7,344,330	5,946,140
SA Global Index Allocation 60/40	11,434,073	13,622,947	—	—
SA Global Index Allocation 75/25	10,155,185	14,615,587	—	—
SA Global Index Allocation 90/10	33,752,517	52,105,673	—	—
SA Goldman Sachs Multi-Asset Insights	57,979,368	59,772,175	—	—
SA Index Allocation 60/40	17,062,811	35,137,824	—	—
SA Index Allocation 80/20	26,704,073	74,239,919	—	—
SA Index Allocation 90/10	56,322,634	157,902,049	—	—
SA International Index	66,096,081	69,791,906	—	—
SA Invesco Growth Opportunities	161,726,813	211,854,685	—	—
SA Janus Focused Growth	161,975,184	260,886,740	—	—
SA JPMorgan Diversified Balanced	256,267,614	292,653,051	24,870,914	29,831,930
SA JPMorgan Emerging Markets	113,782,984	138,174,988	—	—
SA JPMorgan Equity-Income	180,121,340	404,327,800	—	—
SA JPMorgan Global Equities	215,057,703	280,030,513	—	—
SA JPMorgan Large Cap Core	302,094,766	284,304,353	—	—
SA JPMorgan MFS Core Bond	203,386,039	200,715,974	397,902,375	371,801,143
SA JPMorgan Mid-Cap Growth	392,230,168	456,130,067	—	—
SA JPMorgan Ultra-Short Bond	376,700,894	224,278,375	31,359,535	103,495,084
SA Large Cap Growth Index	358,758,416	339,863,784	—	—
SA Large Cap Index	98,532,846	609,772,484	—	—
SA Large Cap Value Index	366,797,841	261,594,848	—	—
SA MFS Blue Chip Growth	230,852,692	435,612,112	—	—
SA MFS Massachusetts Investors Trust	199,807,377	522,438,563	—	—
SA MFS Total Return	82,187,502	115,705,799	64,926,012	71,144,604
SA Mid Cap Index	101,002,187	135,590,912	—	—
SA Morgan Stanley International Equities	180,859,935	230,620,884	—	—
SA PIMCO Global Bond Opportunities	208,068,382	225,360,580	661,014,147	643,558,619
SA PIMCO RAE International Value	226,413,825	291,499,347	—	—
SA PIMCO VCP Tactical Balanced	93,376,075	69,674,200	1,378,547,831	1,274,809,109
SA PineBridge High-Yield Bond	104,403,201	96,689,134	—	—
SA Putnam International Growth and Income	73,904,229	151,418,252	—	—
SA Schroders VCP Global Allocation	240,630,672	228,798,506	6,186,606	6,156,816
SA Small Cap Index	57,809,635	69,904,635	—	—
SA T. Rowe Price Asset Allocation Growth	200,276,591	238,434,298	23,188,613	20,840,298
SA T. Rowe Price VCP Balanced	371,773,670	530,579,689	80,891,690	78,984,163
SA VCP Dynamic Allocation	739,799,997	2,023,221,473	582,872,827	623,776,488
SA VCP Dynamic Strategy	489,523,408	1,422,466,497	450,542,533	436,292,249
SA VCP Index Allocation	29,910,071	63,989,157	—	—
Note 7 — Capital Share Transactions
    Transactions in capital shares of each class of each Portfolio were as follows:
	SA AB Growth Portfolio				SA AB Small & Mid Cap Value Portfolio
	Year Ended 1/31/25		Year Ended 1/31/24		Year Ended 1/31/25		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	258,886	$16,267,881	306,039	$15,133,236	75,704	$973,844	74,825	$943,626
Reinvested dividends	1,653,526	104,172,167	1,461,760	72,678,700	506,319	6,997,334	936,480	9,992,241
Shares redeemed	(4,204,576)	(265,362,065)	(4,612,643)	(238,787,331)	(2,080,687)	(28,212,129)	(1,661,501)	(21,184,659)
Total	(2,292,164)	$(144,922,017)	(2,844,844)	$(150,975,395)	(1,498,664)	$(20,240,951)	(650,196)	$(10,248,792)

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA AB Growth Portfolio				SA AB Small & Mid Cap Value Portfolio
	Year Ended 1/31/25		Year Ended 1/31/24		Year Ended 1/31/25		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 2
Shares sold	8,562	$534,606	19,039	$977,895	15,287	$202,843	11,446	$140,631
Reinvested dividends	137,163	8,405,337	115,690	5,617,906	42,415	586,174	73,373	782,887
Shares redeemed	(243,696)	(15,016,141)	(236,894)	(12,016,942)	(105,509)	(1,420,057)	(76,922)	(953,668)
Total	(97,971)	$(6,076,198)	(102,165)	$(5,421,141)	(47,807)	$(631,040)	7,897	$(30,150)
Class 3
Shares sold	450,132	$27,364,696	368,217	$18,117,941	1,290,877	$16,689,630	1,094,073	$13,457,764
Reinvested dividends	1,213,202	71,906,488	935,785	44,140,990	1,986,473	26,956,443	3,382,788	35,519,277
Shares redeemed	(1,528,338)	(91,041,893)	(1,749,413)	(86,379,016)	(4,179,312)	(55,238,638)	(4,230,230)	(52,266,706)
Total	134,996	$8,229,291	(445,411)	$(24,120,085)	(901,962)	$(11,592,565)	246,631	$(3,289,665)
Net increase (decrease)	(2,255,139)	$(142,768,924)	(3,392,420)	$(180,516,621)	(2,448,433)	$(32,464,556)	(395,668)	$(13,568,607)
	SA BlackRock Multi-Factor 70/30 Portfolio				SA BlackRock VCP Global Multi Asset Portfolio
	Year Ended 1/31/25		Year Ended 1/31/24		Year Ended 1/31/25		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	80	$1,372	7,928	$113,546	2,103	$21,691	1,217	$11,432
Reinvested dividends	—	—	431	6,664	633	6,735	417	3,744
Shares redeemed	(3,413)	(57,051)	(7,916)	(121,355)	(2,003)	(20,933)	(2,699)	(24,985)
Total	(3,333)	$(55,679)	443	$(1,145)	733	$7,493	(1,065)	$(9,809)
Class 3
Shares sold	559,208	$9,570,146	748,848	$11,029,049	2,673,070	$27,461,515	2,085,360	$19,539,665
Reinvested dividends	—	—	113,540	1,754,196	825,276	8,756,180	527,865	4,724,394
Shares redeemed	(655,925)	(11,285,179)	(376,166)	(5,563,057)	(11,082,502)	(115,013,112)	(9,162,700)	(84,822,368)
Total	(96,717)	$(1,715,033)	486,222	$7,220,188	(7,584,156)	$(78,795,417)	(6,549,475)	$(60,558,309)
Net increase (decrease)	(100,050)	$(1,770,712)	486,665	$7,219,043	(7,583,423)	$(78,787,924)	(6,550,540)	$(60,568,118)
	SA Emerging Markets Equity Index Portfolio				SA Federated Hermes Corporate Bond Portfolio
	Year Ended 1/31/25		Year Ended 1/31/24		Year Ended 1/31/25		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	315,140	$4,390,741	309,694	$4,101,667	7,400,313	$85,114,632	3,504,462	$39,765,979
Reinvested dividends	101,629	1,542,734	141,200	1,800,299	1,217,972	14,055,400	1,310,089	14,188,265
Shares redeemed	(733,823)	(10,646,783)	(920,374)	(12,284,684)	(6,644,593)	(77,359,418)	(6,270,580)	(71,439,506)
Total	(317,054)	$(4,713,308)	(469,480)	$(6,382,718)	1,973,692	$21,810,614	(1,456,029)	$(17,485,262)
Class 2
Shares sold					40,713	$472,552	37,018	$423,306
Reinvested dividends					27,418	316,946	32,543	353,089
Shares redeemed					(116,366)	(1,354,559)	(155,053)	(1,757,220)
Total					(48,235)	$(565,061)	(85,492)	$(980,825)
Class 3
Shares sold	225,165	$3,187,139	247,409	$3,312,576	11,399,756	$130,342,228	8,442,894	$96,300,797
Reinvested dividends	24,262	365,631	33,749	427,260	2,842,436	32,517,464	2,923,073	31,423,030
Shares redeemed	(171,426)	(2,506,099)	(138,335)	(1,849,344)	(6,137,910)	(70,726,539)	(5,762,048)	(64,773,018)
Total	78,001	$1,046,671	142,823	$1,890,492	8,104,282	$92,133,153	5,603,919	$62,950,809
Net increase (decrease)	(239,053)	$(3,666,637)	(326,657)	$(4,492,226)	10,029,739	$113,378,706	4,062,398	$44,484,722

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA Fidelity Institutional AM® International Growth Portfolio				SA Fidelity Institutional AM® Real Estate Portfolio
	Year Ended 1/31/25		Year Ended 1/31/24		Year Ended 1/31/25		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	1,265,801	$23,633,814	125,054	$1,917,379	457,319	$6,174,169	1,426,674	$16,788,297
Reinvested dividends	200,460	3,820,763	49,116	751,481	197,797	2,614,882	753,167	7,719,959
Shares redeemed	(3,865,153)	(72,543,079)	(3,108,667)	(48,824,350)	(1,711,071)	(21,500,943)	(2,004,585)	(24,027,451)
Total	(2,398,892)	$(45,088,502)	(2,934,497)	$(46,155,490)	(1,055,955)	$(12,711,892)	175,256	$480,805
Class 2
Shares sold					6,394	$78,901	1,625	$19,935
Reinvested dividends					4,717	62,270	22,569	231,104
Shares redeemed					(49,261)	(625,150)	(34,908)	(405,819)
Total					(38,150)	$(483,979)	(10,714)	$(154,780)
Class 3
Shares sold	136,448	$2,497,721	260,257	$4,006,963	1,152,860	$13,973,510	687,216	$7,891,974
Reinvested dividends	12,902	243,978	1,729	26,266	210,472	2,748,766	1,120,306	11,348,704
Shares redeemed	(127,035)	(2,339,655)	(143,926)	(2,293,591)	(2,714,662)	(34,184,530)	(2,228,314)	(26,154,412)
Total	22,315	$402,044	118,060	$1,739,638	(1,351,330)	$(17,462,254)	(420,792)	$(6,913,734)
Net increase (decrease)	(2,376,577)	$(44,686,458)	(2,816,437)	$(44,415,852)	(2,445,435)	$(30,658,125)	(256,250)	$(6,587,709)
	SA Fixed Income Index Portfolio				SA Fixed Income Intermediate Index Portfolio
	Year Ended 1/31/25		Year Ended 1/31/24		Year Ended 1/31/25		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	6,201,749	$59,405,815	3,705,355	$34,649,204	3,749,561	$37,336,031	3,903,192	$38,347,177
Reinvested dividends	1,380,598	12,963,811	1,144,043	10,239,188	1,169,112	11,585,896	849,059	8,100,026
Shares redeemed	(7,868,051)	(74,787,906)	(5,751,999)	(53,720,988)	(8,114,897)	(81,376,011)	(7,985,180)	(77,670,507)
Total	(285,704)	$(2,418,280)	(902,601)	$(8,832,596)	(3,196,224)	$(32,454,084)	(3,232,929)	$(31,223,304)
Class 3
Shares sold	2,030,031	$19,050,761	2,074,962	$19,332,501	939,991	$9,317,890	1,333,147	$12,947,918
Reinvested dividends	246,279	2,300,249	207,472	1,846,498	132,232	1,303,807	75,326	714,842
Shares redeemed	(2,187,753)	(20,664,248)	(1,055,188)	(9,803,622)	(779,169)	(7,732,106)	(771,332)	(7,477,397)
Total	88,557	$686,762	1,227,246	$11,375,377	293,054	$2,889,591	637,141	$6,185,363
Net increase (decrease)	(197,147)	$(1,731,518)	324,645	$2,542,781	(2,903,170)	$(29,564,493)	(2,595,788)	$(25,037,941)
	SA Franklin BW U.S. Large Cap Value Portfolio				SA Franklin Small Company Value Portfolio
	Year Ended 1/31/25		Year Ended 1/31/24		Year Ended 1/31/25		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	137,279	$2,798,145	325,906	$6,143,851	465,820	$8,128,052	36,111	$560,098
Reinvested dividends	1,078,602	23,384,101	5,579,704	90,614,388	204,436	3,726,864	599,608	8,106,704
Shares redeemed	(7,710,781)	(157,039,113)	(8,283,437)	(155,900,267)	(1,504,242)	(25,100,828)	(1,309,648)	(20,478,529)
Total	(6,494,900)	$(130,856,867)	(2,377,827)	$(59,142,028)	(833,986)	$(13,245,912)	(673,929)	$(11,811,727)
Class 2
Shares sold	19,659	$386,811	64,161	$1,214,058
Reinvested dividends	54,368	1,180,324	273,568	4,450,948
Shares redeemed	(332,823)	(6,783,366)	(252,667)	(4,704,172)
Total	(258,796)	$(5,216,231)	85,062	$960,834
Class 3
Shares sold	433,838	$8,604,911	1,487,438	$27,718,722	614,910	$9,888,750	594,571	$9,063,473
Reinvested dividends	584,075	12,551,776	3,062,829	49,342,171	351,978	6,300,399	1,018,507	13,535,965
Shares redeemed	(4,180,079)	(84,590,801)	(3,270,452)	(61,068,210)	(1,843,159)	(30,426,620)	(1,473,806)	(22,241,133)
Total	(3,162,166)	$(63,434,114)	1,279,815	$15,992,683	(876,271)	$(14,237,471)	139,272	$358,305
Net increase (decrease)	(9,915,862)	$(199,507,212)	(1,012,950)	$(42,188,511)	(1,710,257)	$(27,483,383)	(534,657)	$(11,453,422)

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA Franklin Systematic U.S. Large Cap Core Portfolio				SA Franklin Systematic U.S. Large Cap Value Portfolio
	Year Ended 1/31/25		Year Ended 1/31/24		Year Ended 1/31/25		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	3,149,530	$68,294,921	41,815	$750,698	11,483,360	$146,219,287	116,936	$1,237,418
Reinvested dividends	263,777	6,037,864	779,433	12,813,881	236,681	3,244,898	235,596	2,355,961
Shares redeemed	(1,457,777)	(31,786,536)	(1,282,860)	(23,066,101)	(4,184,837)	(53,054,960)	(2,744,050)	(29,164,625)
Total	1,955,530	$42,546,249	(461,612)	$(9,501,522)	7,535,204	$96,409,225	(2,391,518)	$(25,571,246)
Class 2
Shares sold					45,264	$533,140	8,950	$94,843
Reinvested dividends					4,069	55,666	7,374	73,523
Shares redeemed					(97,502)	(1,233,019)	(78,104)	(818,944)
Total					(48,169)	$(644,213)	(61,780)	$(650,578)
Class 3
Shares sold	312,662	$6,683,619	260,910	$4,667,719	879,722	$10,936,077	1,577,013	$16,362,451
Reinvested dividends	25,159	571,110	78,593	1,283,420	172,297	2,313,949	319,124	3,124,220
Shares redeemed	(133,221)	(2,773,363)	(52,464)	(939,174)	(3,415,218)	(42,206,190)	(2,546,333)	(26,361,682)
Total	204,600	$4,481,366	287,039	$5,011,965	(2,363,199)	$(28,956,164)	(650,196)	$(6,875,011)
Net increase (decrease)	2,160,130	$47,027,615	(174,573)	$(4,489,557)	5,123,836	$66,808,848	(3,103,494)	$(33,096,835)
	SA Franklin Tactical Opportunities Portfolio				SA Global Index Allocation 60/40 Portfolio
	Year Ended 1/31/25		Year Ended 1/31/24		Year Ended 1/31/25		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	714	$9,074	6,408	$70,080	5,514	$100,929	55	$916
Reinvested dividends	61	819	433	5,007	191	3,468	149	2,324
Shares redeemed	(367)	(4,778)	(12,526)	(144,467)	(3,157)	(57,867)	(2,660)	(42,734)
Total	408	$5,115	(5,685)	$(69,380)	2,548	$46,530	(2,456)	$(39,494)
Class 3
Shares sold	456,122	$5,834,799	753,043	$8,245,748	481,178	$8,562,025	619,572	$10,217,123
Reinvested dividends	32,941	441,404	118,777	1,372,984	253,818	4,614,197	259,698	4,061,676
Shares redeemed	(734,490)	(9,414,411)	(530,766)	(5,920,346)	(577,878)	(10,352,774)	(434,468)	(7,216,041)
Total	(245,427)	$(3,138,208)	341,054	$3,698,386	157,118	$2,823,448	444,802	$7,062,758
Net increase (decrease)	(245,019)	$(3,133,093)	335,369	$3,629,006	159,666	$2,869,978	442,346	$7,023,264
	SA Global Index Allocation 75/25 Portfolio				SA Global Index Allocation 90/10 Portfolio
	Year Ended 1/31/25		Year Ended 1/31/24		Year Ended 1/31/25		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	583	$10,955	14,376	$243,939	471	$9,371	1,203	$21,312
Reinvested dividends	764	14,788	1,156	18,629	8,463	173,743	12,914	215,659
Shares redeemed	(490)	(9,406)	(391)	(6,742)	(19,364)	(397,001)	(5,246)	(93,981)
Total	857	$16,337	15,141	$255,826	(10,430)	$(213,887)	8,871	$142,990
Class 3
Shares sold	373,634	$7,047,003	609,836	$10,481,145	1,278,426	$25,476,197	1,271,751	$22,620,898
Reinvested dividends	178,731	3,456,663	279,796	4,507,516	683,270	13,952,373	1,038,334	17,257,115
Shares redeemed	(578,547)	(11,056,712)	(364,626)	(6,256,137)	(2,082,852)	(42,027,709)	(1,129,484)	(20,139,875)
Total	(26,182)	$(553,046)	525,006	$8,732,524	(121,156)	$(2,599,139)	1,180,601	$19,738,138
Net increase (decrease)	(25,325)	$(536,709)	540,147	$8,988,350	(131,586)	$(2,813,026)	1,189,472	$19,881,128

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA Goldman Sachs Multi-Asset Insights Portfolio				SA Index Allocation 60/40 Portfolio
	Year Ended 1/31/25		Year Ended 1/31/24		Year Ended 1/31/25		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	7	$77	3	$27	1	$14	17	$217
Reinvested dividends	1,389	15,863	163	1,577	1,237	17,450	1,644	19,503
Shares redeemed	(67)	(772)	(76)	(749)	(222)	(3,087)	(229)	(2,896)
Total	1,329	$15,168	90	$855	1,016	$14,377	1,432	$16,824
Class 3
Shares sold	327,801	$3,724,797	443,677	$4,392,440	802,925	$11,068,463	1,481,269	$18,735,644
Reinvested dividends	388,863	4,419,282	39,136	378,052	813,529	11,454,494	1,160,510	13,740,439
Shares redeemed	(439,318)	(5,063,381)	(328,912)	(3,245,224)	(2,027,156)	(28,095,948)	(1,715,980)	(21,599,832)
Total	277,346	$3,080,698	153,901	$1,525,268	(410,702)	$(5,572,991)	925,799	$10,876,251
Net increase (decrease)	278,675	$3,095,866	153,991	$1,526,123	(409,686)	$(5,558,614)	927,231	$10,893,075
	SA Index Allocation 80/20 Portfolio				SA Index Allocation 90/10 Portfolio
	Year Ended 1/31/25		Year Ended 1/31/24		Year Ended 1/31/25		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	501	$7,908	62,706	$858,968	28,808	$463,988	271,297	$4,063,928
Reinvested dividends	8,572	138,522	14,898	194,122	23,521	403,863	37,247	506,557
Shares redeemed	(43,848)	(673,697)	(6,765)	(94,771)	(101,198)	(1,754,127)	(401,058)	(5,686,788)
Total	(34,775)	$(527,267)	70,839	$958,319	(48,869)	$(886,276)	(92,514)	$(1,116,303)
Class 3
Shares sold	1,118,198	$17,357,757	1,452,534	$20,158,560	2,560,498	$42,459,931	4,083,676	$59,046,970
Reinvested dividends	1,413,685	22,746,198	2,262,245	29,363,941	3,670,056	62,794,653	5,876,535	79,685,817
Shares redeemed	(3,959,092)	(62,289,576)	(2,346,343)	(32,778,966)	(8,270,691)	(137,592,936)	(5,620,744)	(81,864,109)
Total	(1,427,209)	$(22,185,621)	1,368,436	$16,743,535	(2,040,137)	$(32,338,352)	4,339,467	$56,868,678
Net increase (decrease)	(1,461,984)	$(22,712,888)	1,439,275	$17,701,854	(2,089,006)	$(33,224,628)	4,246,953	$55,752,375
	SA International Index Portfolio				SA Invesco Growth Opportunities Portfolio
	Year Ended 1/31/25		Year Ended 1/31/24		Year Ended 1/31/25		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	11,100,539	$151,004,583	2,661,663	$32,044,822	1,218,462	$8,596,180	7,765,427	$45,412,994
Reinvested dividends	1,512,096	20,307,451	1,451,221	16,703,556	—	—	—	—
Shares redeemed	(9,562,882)	(128,526,260)	(7,312,036)	(88,952,382)	(4,638,138)	(32,603,431)	(4,048,722)	(23,807,719)
Total	3,049,753	$42,785,774	(3,199,152)	$(40,204,004)	(3,419,676)	$(24,007,251)	3,716,705	$21,605,275
Class 2
Shares sold					7,946	$50,017	15,092	$80,299
Shares redeemed					(84,945)	(530,708)	(43,765)	(228,477)
Total					(76,999)	$(480,691)	(28,673)	$(148,178)
Class 3
Shares sold	477,421	$6,242,423	602,816	$7,308,542	824,018	$4,705,097	1,754,413	$8,555,390
Reinvested dividends	55,608	740,693	53,822	615,188	—	—	—	—
Shares redeemed	(246,389)	(3,277,674)	(366,277)	(4,402,095)	(4,437,880)	(25,962,444)	(2,934,166)	(14,483,368)
Total	286,640	$3,705,442	290,361	$3,521,635	(3,613,862)	$(21,257,347)	(1,179,753)	$(5,927,978)
Net increase (decrease)	3,336,393	$46,491,216	(2,908,791)	$(36,682,369)	(7,110,537)	$(45,745,289)	2,508,279	$15,529,119

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA Janus Focused Growth Portfolio				SA JPMorgan Diversified Balanced Portfolio
	Year Ended 1/31/25		Year Ended 1/31/24		Year Ended 1/31/25		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	1,009,012	$20,017,589	157,165	$2,328,384	91,926	$1,724,602	170,100	$2,890,728
Reinvested dividends	533,272	11,284,035	—	—	111,076	2,182,640	120,363	1,942,664
Shares redeemed	(4,633,723)	(91,068,543)	(4,776,789)	(71,286,176)	(1,084,900)	(20,615,846)	(1,174,968)	(19,621,526)
Total	(3,091,439)	$(59,766,919)	(4,619,624)	$(68,957,792)	(881,898)	$(16,708,604)	(884,505)	$(14,788,134)
Class 2
Shares sold	—	$—	1,987	$27,241	37,430	$724,566	30,684	$512,217
Reinvested dividends	20,709	415,419	—	—	14,735	288,366	15,610	251,013
Shares redeemed	(78,457)	(1,491,211)	(70,403)	(1,014,333)	(161,151)	(3,042,448)	(159,894)	(2,659,386)
Total	(57,748)	$(1,075,792)	(68,416)	$(987,092)	(108,986)	$(2,029,516)	(113,600)	$(1,896,156)
Class 3
Shares sold	311,645	$5,589,698	637,680	$8,672,544	515,427	$9,655,810	729,533	$11,995,536
Reinvested dividends	465,059	8,966,337	—	—	236,603	4,594,828	241,082	3,850,077
Shares redeemed	(1,833,850)	(33,108,580)	(2,426,703)	(32,887,627)	(2,093,263)	(39,328,656)	(1,921,719)	(31,861,308)
Total	(1,057,146)	$(18,552,545)	(1,789,023)	$(24,215,083)	(1,341,233)	$(25,078,018)	(951,104)	$(16,015,695)
Net increase (decrease)	(4,206,333)	$(79,395,256)	(6,477,063)	$(94,159,967)	(2,332,117)	$(43,816,138)	(1,949,209)	$(32,699,985)
	SA JPMorgan Emerging Markets Portfolio				SA JPMorgan Equity-Income Portfolio
	Year Ended 1/31/25		Year Ended 1/31/24		Year Ended 1/31/25		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	147,340	$1,180,736	1,268,898	$9,150,539	67,526	$2,318,023	123,812	$4,136,797
Reinvested dividends	238,060	1,978,277	403,902	2,770,764	1,427,628	48,967,631	2,550,802	73,896,732
Shares redeemed	(1,986,453)	(15,952,897)	(1,758,075)	(12,855,528)	(6,163,688)	(216,048,502)	(4,835,988)	(162,945,723)
Total	(1,601,053)	$(12,793,884)	(85,275)	$(934,225)	(4,668,534)	$(164,762,848)	(2,161,374)	$(84,912,194)
Class 2
Shares sold	6,426	$50,359	12,526	$91,248	15,071	$527,841	6,481	$216,579
Reinvested dividends	7,194	59,564	12,202	83,340	26,899	921,292	36,940	1,068,680
Shares redeemed	(50,627)	(401,721)	(48,146)	(343,524)	(32,866)	(1,113,231)	(40,696)	(1,343,840)
Total	(37,007)	$(291,798)	(23,418)	$(168,936)	9,104	$335,902	2,725	$(58,581)
Class 3
Shares sold	990,050	$7,735,019	1,025,967	$7,457,513	573,605	$19,063,854	1,119,386	$37,418,171
Reinvested dividends	388,200	3,179,358	631,893	4,271,597	949,063	32,163,729	1,337,418	38,330,398
Shares redeemed	(2,739,722)	(21,792,095)	(1,838,054)	(13,156,873)	(1,352,258)	(46,021,796)	(931,991)	(30,407,186)
Total	(1,361,472)	$(10,877,718)	(180,194)	$(1,427,763)	170,410	$5,205,787	1,524,813	$45,341,383
Net increase (decrease)	(2,999,532)	$(23,963,400)	(288,887)	$(2,530,924)	(4,489,020)	$(159,221,159)	(633,836)	$(39,629,392)
	SA JPMorgan Global Equities Portfolio				SA JPMorgan Large Cap Core Portfolio
	Year Ended 1/31/25		Year Ended 1/31/24		Year Ended 1/31/25		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	35,525	$770,170	57,616	$1,044,384	5,269,404	$126,591,310	143,263	$2,778,954
Reinvested dividends	950,969	20,759,657	683,960	11,791,466	1,847,823	44,255,362	585,647	11,068,719
Shares redeemed	(2,845,347)	(62,102,546)	(2,346,253)	(42,535,172)	(4,266,581)	(101,161,364)	(3,146,136)	(61,637,639)
Total	(1,858,853)	$(40,572,719)	(1,604,677)	$(29,699,322)	2,850,646	$69,685,308	(2,417,226)	$(47,789,966)
Class 2
Shares sold	2,221	$47,692	2,185	$40,360	—	$—	14,290	$289,353
Reinvested dividends	10,182	221,769	7,027	120,861	15,917	381,520	6,282	118,852
Shares redeemed	(17,618)	(380,048)	(26,102)	(464,862)	(18,244)	(423,709)	(32,991)	(642,999)
Total	(5,215)	$(110,587)	(16,890)	$(303,641)	(2,327)	$(42,189)	(12,419)	$(234,794)

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA JPMorgan Global Equities Portfolio				SA JPMorgan Large Cap Core Portfolio
	Year Ended 1/31/25		Year Ended 1/31/24		Year Ended 1/31/25		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 3
Shares sold	202,772	$4,339,329	214,777	$3,852,230	315,696	$7,493,972	342,880	$6,645,459
Reinvested dividends	216,862	4,660,373	134,490	2,286,331	561,833	13,337,919	210,839	3,955,339
Shares redeemed	(440,942)	(9,334,548)	(396,823)	(7,034,025)	(934,004)	(21,823,038)	(913,323)	(17,640,133)
Total	(21,308)	$(334,846)	(47,556)	$(895,464)	(56,475)	$(991,147)	(359,604)	$(7,039,335)
Net increase (decrease)	(1,885,376)	$(41,018,152)	(1,669,123)	$(30,898,427)	2,791,844	$68,651,972	(2,789,249)	$(55,064,095)
	SA JPMorgan MFS Core Bond Portfolio				SA JPMorgan Mid-Cap Growth Portfolio
	Year Ended 1/31/25		Year Ended 1/31/24		Year Ended 1/31/25		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	22,486,371	$181,725,310	13,348,444	$106,918,803	346,532	$6,288,721	186,633	$2,849,005
Reinvested dividends	4,250,778	34,261,273	3,310,440	25,258,657	—	—	—	—
Shares redeemed	(21,174,484)	(173,067,795)	(19,072,423)	(153,068,994)	(2,806,782)	(52,353,784)	(2,447,145)	(37,914,868)
Total	5,562,665	$42,918,788	(2,413,539)	$(20,891,534)	(2,460,250)	$(46,065,063)	(2,260,512)	$(35,065,863)
Class 2
Shares sold	75,292	$624,247	83,344	$669,677	6,233	$103,871	6,097	$83,104
Reinvested dividends	23,675	190,347	19,783	150,549	—	—	—	—
Shares redeemed	(118,527)	(962,048)	(75,669)	(604,662)	(154,674)	(2,638,750)	(160,153)	(2,278,019)
Total	(19,560)	$(147,454)	27,458	$215,564	(148,441)	$(2,534,879)	(154,056)	$(2,194,915)
Class 3
Shares sold	9,529,866	$76,420,724	8,833,734	$70,633,780	1,855,131	$29,437,588	1,228,847	$16,337,037
Reinvested dividends	3,641,600	29,023,551	2,903,795	21,923,653	—	—	—	—
Shares redeemed	(12,217,037)	(98,529,465)	(9,005,094)	(71,120,012)	(2,742,832)	(44,561,467)	(2,163,520)	(29,650,621)
Total	954,429	$6,914,810	2,732,435	$21,437,421	(887,701)	$(15,123,879)	(934,673)	$(13,313,584)
Net increase (decrease)	6,497,534	$49,686,144	346,354	$761,451	(3,496,392)	$(63,723,821)	(3,349,241)	$(50,574,362)
	SA JPMorgan Ultra-Short Bond Portfolio				SA Large Cap Growth Index Portfolio
	Year Ended 1/31/25		Year Ended 1/31/24		Year Ended 1/31/25		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	1,419,254	$15,547,300	970,952	$10,166,414	4,071,518	$112,602,049	8,721,779	$171,908,600
Reinvested dividends	399,218	4,267,637	139,984	1,475,435	755,489	21,727,872	495,030	10,113,463
Shares redeemed	(3,129,459)	(33,987,320)	(3,518,803)	(36,968,532)	(3,677,370)	(100,251,381)	(3,055,594)	(63,881,311)
Total	(1,310,987)	$(14,172,383)	(2,407,867)	$(25,326,683)	1,149,637	$34,078,540	6,161,215	$118,140,752
Class 2
Shares sold	156,860	$1,671,301	120,101	$1,239,811
Reinvested dividends	34,508	363,374	9,659	100,361
Shares redeemed	(212,600)	(2,273,414)	(288,608)	(2,986,331)
Total	(21,232)	$(238,739)	(158,848)	$(1,646,159)
Class 3
Shares sold	2,927,426	$30,829,014	3,264,327	$33,403,574	621,173	$16,941,560	430,270	$8,707,438
Reinvested dividends	778,173	8,100,782	207,099	2,126,912	88,317	2,519,674	60,663	1,231,462
Shares redeemed	(4,722,275)	(49,790,006)	(5,071,221)	(51,877,561)	(469,561)	(12,550,301)	(271,490)	(5,605,386)
Total	(1,016,676)	$(10,860,210)	(1,599,795)	$(16,347,075)	239,929	$6,910,933	219,443	$4,333,514
Net increase (decrease)	(2,348,895)	$(25,271,332)	(4,166,510)	$(43,319,917)	1,389,566	$40,989,473	6,380,658	$122,474,266

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA Large Cap Index Portfolio				SA Large Cap Value Index Portfolio
	Year Ended 1/31/25		Year Ended 1/31/24		Year Ended 1/31/25		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	3,093,878	$119,935,546	1,921,728	$60,608,351	9,030,876	$184,191,966	7,060,917	$122,200,541
Reinvested dividends	4,777,321	190,997,313	4,918,277	150,105,826	2,577,039	50,509,966	2,033,724	33,312,394
Shares redeemed	(16,409,221)	(636,291,064)	(11,474,057)	(368,053,188)	(4,777,460)	(94,106,073)	(3,335,684)	(60,909,377)
Total	(8,538,022)	$(325,358,205)	(4,634,052)	$(157,339,011)	6,830,455	$140,595,859	5,758,957	$94,603,558
Class 3
Shares sold	362,833	$13,815,273	609,652	$19,109,176	597,959	$11,535,688	518,291	$9,233,500
Reinvested dividends	180,027	7,150,659	166,343	5,048,518	316,829	6,155,986	327,804	5,326,817
Shares redeemed	(524,350)	(20,023,706)	(307,658)	(9,927,679)	(322,095)	(6,356,623)	(231,758)	(4,184,148)
Total	18,510	$942,226	468,337	$14,230,015	592,693	$11,335,051	614,337	$10,376,169
Net increase (decrease)	(8,519,512)	$(324,415,979)	(4,165,715)	$(143,108,996)	7,423,148	$151,930,910	6,373,294	$104,979,727
	SA MFS Blue Chip Growth Portfolio				SA MFS Massachusetts Investors Trust Portfolio
	Year Ended 1/31/25		Year Ended 1/31/24		Year Ended 1/31/25		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	540,481	$8,672,135	1,409,404	$16,245,203	94,078	$2,165,615	135,690	$2,812,069
Reinvested dividends	2,831,158	47,563,452	758,166	9,575,640	3,022,465	65,617,718	2,677,826	51,039,372
Shares redeemed	(11,005,715)	(183,781,600)	(12,652,844)	(159,141,881)	(11,467,748)	(268,048,267)	(4,940,954)	(103,537,977)
Total	(7,634,076)	$(127,546,013)	(10,485,274)	$(133,321,038)	(8,351,205)	$(200,264,934)	(2,127,438)	$(49,686,536)
Class 2
Shares sold	4,783	$81,710	9,734	$129,953	18,720	$449,458	2,159	$45,284
Reinvested dividends	23,673	393,680	4,891	61,235	48,112	1,047,879	29,078	555,676
Shares redeemed	(34,649)	(579,560)	(44,270)	(570,057)	(55,320)	(1,268,144)	(51,880)	(1,066,807)
Total	(6,193)	$(104,170)	(29,645)	$(378,869)	11,512	$229,193	(20,643)	$(465,847)
Class 3
Shares sold	1,122,245	$18,495,844	1,148,393	$14,096,483	246,916	$5,920,365	289,525	$5,854,424
Reinvested dividends	1,599,020	26,112,003	286,678	3,534,739	2,201,333	47,416,709	1,456,810	27,577,417
Shares redeemed	(2,924,689)	(47,109,275)	(2,956,773)	(36,248,029)	(3,041,716)	(69,239,507)	(2,625,677)	(54,270,832)
Total	(203,424)	$(2,501,428)	(1,521,702)	$(18,616,807)	(593,467)	$(15,902,433)	(879,342)	$(20,838,991)
Net increase (decrease)	(7,843,693)	$(130,151,611)	(12,036,621)	$(152,316,714)	(8,933,160)	$(215,938,174)	(3,027,423)	$(70,991,374)
	SA MFS Total Return Portfolio				SA Mid Cap Index Portfolio
	Year Ended 1/31/25		Year Ended 1/31/24		Year Ended 1/31/25		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	108,520	$2,004,508	136,586	$2,390,550	1,876,176	$28,872,323	1,256,198	$16,806,345
Reinvested dividends	408,373	7,612,068	404,986	6,605,328	504,980	8,170,584	1,081,122	12,930,223
Shares redeemed	(1,177,461)	(21,985,522)	(895,616)	(15,670,714)	(3,556,509)	(54,527,755)	(2,951,405)	(38,842,761)
Total	(660,568)	$(12,368,946)	(354,044)	$(6,674,836)	(1,175,353)	$(17,484,848)	(614,085)	$(9,106,193)
Class 2
Shares sold	27,447	$502,841	16,045	$285,628
Reinvested dividends	55,253	1,033,236	53,483	874,979
Shares redeemed	(126,662)	(2,361,463)	(127,494)	(2,219,871)
Total	(43,962)	$(825,386)	(57,966)	$(1,059,264)
Class 3
Shares sold	897,136	$16,471,962	978,733	$17,118,541	828,652	$12,366,940	925,897	$12,029,557
Reinvested dividends	1,136,310	21,112,647	1,059,127	17,221,404	97,925	1,569,735	204,613	2,426,714
Shares redeemed	(2,448,008)	(45,417,821)	(2,063,923)	(35,923,945)	(707,727)	(10,669,181)	(276,199)	(3,643,213)
Total	(414,562)	$(7,833,212)	(26,063)	$(1,584,000)	218,850	$3,267,494	854,311	$10,813,058
Net increase (decrease)	(1,119,092)	$(21,027,544)	(438,073)	$(9,318,100)	(956,503)	$(14,217,354)	240,226	$1,706,865

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA Morgan Stanley International Equities Portfolio				SA PIMCO Global Bond Opportunities Portfolio
	Year Ended 1/31/25		Year Ended 1/31/24		Year Ended 1/31/25		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	205,197	$2,036,159	2,524,259	$22,235,048	1,764,272	$15,980,381	156,695	$1,450,441
Reinvested dividends	380,977	3,828,819	406,696	3,505,724	129,928	1,178,445	—	—
Shares redeemed	(4,868,950)	(48,875,352)	(4,687,936)	(42,758,325)	(2,894,167)	(26,665,846)	(1,359,315)	(12,445,991)
Total	(4,282,776)	$(43,010,374)	(1,756,981)	$(17,017,553)	(999,967)	$(9,507,020)	(1,202,620)	$(10,995,550)
Class 2
Shares sold	23,543	$230,285	17,330	$156,415	7,728	$69,901	17,489	$158,373
Reinvested dividends	9,054	90,635	9,793	84,122	6,147	55,019	—	—
Shares redeemed	(106,845)	(1,065,598)	(128,206)	(1,165,921)	(45,384)	(409,812)	(42,286)	(381,336)
Total	(74,248)	$(744,678)	(101,083)	$(925,384)	(31,509)	$(284,892)	(24,797)	$(222,963)
Class 3
Shares sold	1,191,331	$11,569,601	583,879	$5,237,535	3,231,357	$28,978,551	2,362,362	$21,179,947
Reinvested dividends	174,605	1,742,559	169,713	1,452,747	592,898	5,229,363	—	—
Shares redeemed	(1,973,352)	(19,551,722)	(2,052,245)	(18,680,924)	(3,597,144)	(32,091,659)	(3,190,212)	(28,390,898)
Total	(607,416)	$(6,239,562)	(1,298,653)	$(11,990,642)	227,111	$2,116,255	(827,850)	$(7,210,951)
Net increase (decrease)	(4,964,440)	$(49,994,614)	(3,156,717)	$(29,933,579)	(804,365)	$(7,675,657)	(2,055,267)	$(18,429,464)
	SA PIMCO RAE International Value Portfolio				SA PIMCO VCP Tactical Balanced Portfolio
	Year Ended 1/31/25		Year Ended 1/31/24		Year Ended 1/31/25		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	39,694	$556,466	358,932	$4,614,788	5,302	$53,977	91	$816
Reinvested dividends	282,969	3,967,230	478,032	5,894,137	1,477	14,938	919	8,484
Shares redeemed	(3,580,836)	(50,505,279)	(4,401,161)	(57,824,054)	(748)	(7,546)	(783)	(7,242)
Total	(3,258,173)	$(45,981,583)	(3,564,197)	$(47,315,129)	6,031	$61,369	227	$2,058
Class 2
Shares sold	40,145	$542,865	7,326	$98,278
Reinvested dividends	19,502	273,812	26,121	322,860
Shares redeemed	(84,761)	(1,191,471)	(84,997)	(1,115,273)
Total	(25,114)	$(374,794)	(51,550)	$(694,135)
Class 3
Shares sold	2,466,319	$33,372,789	477,483	$6,411,205	2,556,993	$25,272,270	1,631,844	$14,672,465
Reinvested dividends	800,087	11,201,225	1,072,985	13,219,175	5,044,013	50,455,426	4,225,766	38,667,452
Shares redeemed	(4,296,622)	(60,576,868)	(4,218,460)	(55,029,460)	(16,843,203)	(168,430,825)	(15,692,661)	(143,005,881)
Total	(1,030,216)	$(16,002,854)	(2,667,992)	$(35,399,080)	(9,242,197)	$(92,703,129)	(9,835,051)	$(89,665,964)
Net increase (decrease)	(4,313,503)	$(62,359,231)	(6,283,739)	$(83,408,344)	(9,236,166)	$(92,641,760)	(9,834,824)	$(89,663,906)
	SA PineBridge High-Yield Bond Portfolio				SA Putnam International Growth and Income Portfolio
	Year Ended 1/31/25		Year Ended 1/31/24		Year Ended 1/31/25		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	3,632,337	$18,892,957	2,018,401	$10,240,173	202,947	$2,441,796	1,550,018	$16,823,352
Reinvested dividends	1,625,490	8,371,275	1,547,667	7,537,140	1,104,972	13,237,563	564,423	5,864,350
Shares redeemed	(4,203,262)	(22,168,419)	(5,458,262)	(27,279,983)	(6,289,946)	(76,362,861)	(4,540,463)	(49,774,397)
Total	1,054,565	$5,095,813	(1,892,194)	$(9,502,670)	(4,982,027)	$(60,683,502)	(2,426,022)	$(27,086,695)
Class 2
Shares sold	57,782	$309,684	13,055	$66,929	6,325	$73,091	5,838	$64,022
Reinvested dividends	65,914	340,118	69,431	338,824	24,507	295,804	10,348	108,345
Shares redeemed	(188,145)	(997,072)	(169,152)	(846,194)	(50,505)	(611,978)	(49,223)	(544,962)
Total	(64,449)	$(347,270)	(86,666)	$(440,441)	(19,673)	$(243,083)	(33,037)	$(372,595)

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA PineBridge High-Yield Bond Portfolio				SA Putnam International Growth and Income Portfolio
	Year Ended 1/31/25		Year Ended 1/31/24		Year Ended 1/31/25		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 3
Shares sold	1,789,772	$9,426,963	1,513,512	$7,606,916	637,719	$7,472,590	437,221	$4,850,147
Reinvested dividends	1,650,853	8,435,857	1,555,857	7,530,346	510,573	6,147,294	205,727	2,149,843
Shares redeemed	(3,666,601)	(19,171,012)	(4,025,429)	(20,167,959)	(1,300,588)	(15,916,463)	(1,135,186)	(12,447,636)
Total	(225,976)	$(1,308,192)	(956,060)	$(5,030,697)	(152,296)	$(2,296,579)	(492,238)	$(5,447,646)
Net increase (decrease)	764,140	$3,440,351	(2,934,920)	$(14,973,808)	(5,153,996)	$(63,223,164)	(2,951,297)	$(32,906,936)
	SA Schroders VCP Global Allocation Portfolio				SA Small Cap Index Portfolio
	Year Ended 1/31/25		Year Ended 1/31/24		Year Ended 1/31/25		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	8,081	$85,984	422	$3,986	1,018,765	$13,244,236	1,773,085	$19,735,747
Reinvested dividends	612	6,758	423	3,800	396,728	5,581,968	313,467	3,166,019
Shares redeemed	(2,130)	(22,539)	(1,314)	(12,203)	(3,955,270)	(51,359,638)	(3,449,453)	(38,051,023)
Total	6,563	$70,203	(469)	$(4,417)	(2,539,777)	$(32,533,434)	(1,362,901)	$(15,149,257)
Class 3
Shares sold	386,211	$4,094,887	364,250	$3,395,397	891,159	$11,384,353	948,963	$10,492,918
Reinvested dividends	676,122	7,464,391	642,117	5,766,213	110,863	1,545,424	69,446	695,847
Shares redeemed	(7,933,510)	(84,845,257)	(6,896,373)	(64,114,702)	(375,198)	(4,827,783)	(441,370)	(5,092,280)
Total	(6,871,177)	$(73,285,979)	(5,890,006)	$(54,953,092)	626,824	$8,101,994	577,039	$6,096,485
Net increase (decrease)	(6,864,614)	$(73,215,776)	(5,890,475)	$(54,957,509)	(1,912,953)	$(24,431,440)	(785,862)	$(9,052,772)
	SA T. Rowe Price Asset Allocation Growth Portfolio				SA T. Rowe Price VCP Balanced Portfolio
	Year Ended 1/31/25		Year Ended 1/31/24		Year Ended 1/31/25		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	1,486	$23,610	9,138	$111,022	120	$1,486	—	$—
Reinvested dividends	760	11,950	769	9,615	415	5,258	448	4,545
Shares redeemed	(12,707)	(198,662)	(2,454)	(32,066)	(2,807)	(33,828)	(2,040)	(21,359)
Total	(10,461)	$(163,102)	7,453	$88,571	(2,272)	$(27,084)	(1,592)	$(16,814)
Class 3
Shares sold	1,136,581	$17,099,888	1,878,043	$23,897,243	745,424	$9,159,540	482,197	$5,040,875
Reinvested dividends	971,137	15,237,138	868,488	10,838,729	2,136,782	27,051,658	2,281,960	23,139,070
Shares redeemed	(3,915,018)	(59,193,807)	(3,310,568)	(42,536,404)	(19,657,718)	(240,233,672)	(16,001,137)	(167,819,787)
Total	(1,807,300)	$(26,856,781)	(564,037)	$(7,800,432)	(16,775,512)	$(204,022,474)	(13,236,980)	$(139,639,842)
Net increase (decrease)	(1,817,761)	$(27,019,883)	(556,584)	$(7,711,861)	(16,777,784)	$(204,049,558)	(13,238,572)	$(139,656,656)
	SA VCP Dynamic Allocation Portfolio				SA VCP Dynamic Strategy Portfolio
	Year Ended 1/31/25		Year Ended 1/31/24		Year Ended 1/31/25		Year Ended 1/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	491	$5,692	4,952	$53,537	156	$1,892	1,724	$20,611
Reinvested dividends	1,146	13,997	3,494	34,349	865	10,976	7,912	80,467
Shares redeemed	(8,990)	(103,103)	(1,435)	(15,317)	(17,947)	(219,357)	(3,757)	(42,651)
Total	(7,353)	$(83,414)	7,011	$72,569	(16,926)	$(206,489)	5,879	$58,427
Class 3
Shares sold	156,007	$1,825,431	1,287,287	$13,651,025	1,173,498	$14,138,994	2,911,850	$33,939,608
Reinvested dividends	17,729,998	216,837,876	55,466,632	545,791,657	5,710,011	72,574,244	58,312,942	594,208,882
Shares redeemed	(121,716,468)	(1,435,732,867)	(112,375,581)	(1,202,477,528)	(77,010,961)	(936,038,832)	(67,407,962)	(778,224,087)
Total	(103,830,463)	$(1,217,069,560)	(55,621,662)	$(643,034,846)	(70,127,452)	$(849,325,594)	(6,183,170)	$(150,075,597)
Net increase (decrease)	(103,837,816)	$(1,217,152,974)	(55,614,651)	$(642,962,277)	(70,144,378)	$(849,532,083)	(6,177,291)	$(150,017,170)

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA VCP Index Allocation Portfolio
	Year Ended 1/31/25		Year Ended 1/31/24
	Shares	Amount	Shares	Amount
Class 1
Shares sold	5	$59	11,953	$133,918
Reinvested dividends	2,773	36,193	1,039	11,038
Shares redeemed	(5,536)	(70,043)	(1,548)	(17,230)
Total	(2,758)	$(33,791)	11,444	$127,726
Class 3
Shares sold	1,780,076	$22,760,817	1,913,093	$21,372,615
Reinvested dividends	2,738,058	35,731,650	1,220,258	12,959,143
Shares redeemed	(4,861,232)	(62,783,233)	(4,434,275)	(49,397,050)
Total	(343,098)	$(4,290,766)	(1,300,924)	$(15,065,292)
Net increase (decrease)	(345,856)	$(4,324,557)	(1,289,480)	$(14,937,566)
Note 8 — Transactions with Affiliates
    Transactions in shares of Underlying Portfolios and affiliated securities for the year ended January 31, 2025 are shown in the tables below.  Additionally, the SA BlackRock Multi-Factor 70/30 Portfolio owned 5% or more of the outstanding voting shares of the following company.
SA BlackRock Multi-Factor 70/30 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2025
iShares U.S. Fixed Income Balanced Risk Systematic ETF	$674,557	$—	$14,085,429	$81,429	$2,210,838	$(344,739)	$512,462	$12,123,743
SA Global Index Allocation 60/40 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2025
SunAmerica Series Trust
SA Emerging Markets Equity Index Portfolio, Class 1	$62,210	$—	$2,567,048	$364,532	$267,989	$41,518	$250,194	$2,955,303
SA Fixed Income Index Portfolio, Class 1	539,420	—	18,021,358	3,113,714	1,765,694	(260,908)	60,511	19,168,981
SA Fixed Income Intermediate Index Portfolio, Class 1	532,130	—	19,000,464	2,848,048	2,114,152	(140,272)	245,307	19,839,395
SA International Index Portfolio, Class 1	608,356	—	23,607,388	2,235,329	3,653,808	672,763	677,800	23,539,472
SA Large Cap Index Portfolio, Class 1	353,663	1,412,275	24,327,249	5,134,511	4,309,453	1,494,449	3,150,819	29,797,575
SA Mid Cap Index Portfolio, Class 1	57,832	50,448	4,919,030	911,375	867,837	312,470	540,514	5,815,552
SA Small Cap Index Portfolio, Class 1	21,820	27,078	1,929,313	491,796	644,014	23,327	274,277	2,074,699
	$2,175,431	$1,489,801	$94,371,850	$15,099,305	$13,622,947	$2,143,347	$5,199,422	$103,190,977

†	Includes reinvestment of distributions paid.
SA Global Index Allocation 75/25 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2025
SunAmerica Series Trust
SA Emerging Markets Equity Index Portfolio, Class 1	$105,392	$—	$4,275,028	$752,651	$520,279	$16,827	$486,821	$5,011,048
SA Fixed Income Index Portfolio, Class 1	326,886	—	11,436,182	1,705,671	1,286,830	(161,503)	56,623	11,750,143
SA Fixed Income Intermediate Index Portfolio, Class 1	333,348	—	12,412,209	1,745,368	1,672,257	(107,409)	177,287	12,555,198
SA International Index Portfolio, Class 1	725,915	—	28,759,163	2,511,595	4,822,525	910,369	757,224	28,115,826
SA Large Cap Index Portfolio, Class 1	430,563	1,719,357	29,789,640	5,810,175	4,592,677	1,808,621	3,924,196	36,739,955
SA Mid Cap Index Portfolio, Class 1	71,046	61,975	5,968,145	859,770	779,137	197,439	848,698	7,094,915
SA Small Cap Index Portfolio, Class 1	44,301	54,976	3,903,453	643,714	941,882	210,321	404,524	4,220,130
	$2,037,451	$1,836,308	$96,543,820	$14,028,944	$14,615,587	$2,874,665	$6,655,373	$105,487,215

†	Includes reinvestment of distributions paid.

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

SA Global Index Allocation 90/10 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2025
SunAmerica Series Trust
SA Emerging Markets Equity Index Portfolio, Class 1	$389,309	$—	$15,048,441	$3,510,935	$1,939,285	$117,831	$1,711,235	$18,449,157
SA Fixed Income Index Portfolio, Class 1	476,849	—	16,018,988	3,571,165	2,889,686	(526,713)	319,369	16,493,123
SA Fixed Income Intermediate Index Portfolio, Class 1	466,099	—	19,356,079	2,039,567	4,605,597	(338,467)	474,365	16,925,947
SA International Index Portfolio, Class 1	3,346,356	—	131,075,400	11,153,886	20,794,457	4,518,687	3,215,778	129,169,294
SA Large Cap Index Portfolio, Class 1	1,752,318	6,997,487	121,770,979	21,334,682	14,788,015	6,195,494	17,192,915	151,706,055
SA Mid Cap Index Portfolio, Class 1	348,509	304,014	29,147,833	3,681,138	3,562,926	1,023,922	4,102,465	34,392,432
SA Small Cap Index Portfolio, Class 1	203,003	251,923	17,909,992	2,997,011	3,525,707	585,344	2,269,145	20,235,785
	$6,982,443	$7,553,424	$350,327,712	$48,288,384	$52,105,673	$11,576,098	$29,285,272	$387,371,793

†	Includes reinvestment of distributions paid.
SA Index Allocation 60/40 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2025
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$1,381,458	$—	$48,168,717	$6,718,858	$5,116,509	$(685,798)	$222,863	$49,308,131
SA Fixed Income Intermediate Index Portfolio, Class 1	1,406,729	—	50,814,749	6,785,657	5,243,493	(176,145)	454,984	52,635,752
SA International Index Portfolio, Class 1	635,729	—	23,444,700	2,173,196	2,454,593	491,663	887,176	24,542,142
SA Large Cap Index Portfolio, Class 1	1,418,956	5,666,281	109,143,419	10,407,375	19,005,269	7,533,646	12,224,354	120,303,525
SA Mid Cap Index Portfolio, Class 1	150,622	131,392	12,889,632	1,377,917	1,317,729	360,631	1,858,899	15,169,350
SA Small Cap Index Portfolio, Class 1	143,208	177,719	13,053,174	711,902	2,000,231	624,133	1,361,679	13,750,657
	$5,136,702	$5,975,392	$257,514,391	$28,174,905	$35,137,824	$8,148,130	$17,009,955	$275,709,557

†	Includes reinvestment of distributions paid.
SA Index Allocation 80/20 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2025
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$1,307,171	$—	$45,298,697	$8,485,465	$6,421,685	$(850,219)	$396,607	$46,908,865
SA Fixed Income Intermediate Index Portfolio, Class 1	1,282,575	—	50,063,850	6,525,771	8,662,697	(268,331)	611,654	48,270,247
SA International Index Portfolio, Class 1	1,827,245	—	67,730,275	6,367,736	8,433,188	1,970,367	2,010,823	69,646,013
SA Large Cap Index Portfolio, Class 1	3,370,546	13,459,520	257,196,071	22,313,026	41,074,065	16,448,313	30,515,552	285,398,897
SA Mid Cap Index Portfolio, Class 1	575,201	501,764	48,848,375	4,399,996	5,874,152	1,902,439	6,637,141	55,913,799
SA Small Cap Index Portfolio, Class 1	276,037	342,556	24,844,150	1,554,694	3,774,132	482,430	3,379,710	26,486,852
	$8,638,775	$14,303,840	$493,981,418	$49,646,688	$74,239,919	$19,684,999	$43,551,487	$532,624,673

†	Includes reinvestment of distributions paid.
SA Index Allocation 90/10 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2025
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$1,772,645	$—	$59,805,052	$11,244,487	$9,100,503	$(1,583,864)	$813,362	$61,178,534
SA Fixed Income Intermediate Index Portfolio, Class 1	1,720,912	—	71,863,291	5,528,760	15,526,235	(890,192)	1,389,613	62,365,237
SA International Index Portfolio, Class 1	6,644,314	—	245,626,818	21,011,228	25,174,900	4,628,800	9,832,458	255,924,404
SA Large Cap Index Portfolio, Class 1	10,179,756	40,650,564	759,702,218	70,041,132	88,565,480	34,420,770	106,132,921	881,731,561
SA Mid Cap Index Portfolio, Class 1	1,576,440	1,375,172	134,754,914	9,731,398	13,039,307	3,649,282	19,576,859	154,673,146
SA Small Cap Index Portfolio, Class 1	759,185	942,134	67,042,434	4,386,751	6,495,624	953,615	9,610,182	75,497,358

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

SA Index Allocation 90/10 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2025
	$22,653,252	$42,967,870	$1,338,794,727	$121,943,756	$157,902,049	$41,178,411	$147,355,395	$1,491,370,240

†	Includes reinvestment of distributions paid.
SA Large Cap Index Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2025
American International Group, Inc.- Common Stock	$74,650	$—	$3,719,271	$3,661	$991,780	$244,064	$(18,430)	**

**	See Note 1 related to AIG's change in control over Corebridge.
SA Large Cap Value Index Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2025
American International Group, Inc.- Common Stock	$27,279	$—	$1,155,812	$285,381	$372,125	$85,738	$(23,904)	**

**	See Note 1 related to AIG's change in control over Corebridge.
SA VCP Dynamic Allocation Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2025
Seasons Series Trust
SA American Century Inflation Protection Portfolio, Class 1	$4,208,624	$—	$119,220,502	$21,208,624	$22,312,376	$(2,730,734)	$2,100,396	$117,486,412
SA Columbia Focused Value Portfolio, Class 1	2,770,018	13,794,662	160,264,665	16,564,679	59,514,203	7,570,070	1,218,867	126,104,078
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	14,399,959	—	420,716,296	53,899,959	83,381,402	(12,381,114)	7,554,800	386,408,539
SA Multi-Managed International Equity Portfolio, Class 1	2,668,160	2,931,890	132,194,793	5,600,050	34,410,988	4,465,941	1,253,733	109,103,529
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	15,560,945	134,928,016	15,560,945	47,321,586	(6,478,918)	37,379,716	134,068,173
SA Multi-Managed Large Cap Value Portfolio, Class 1	4,012,562	23,778,136	225,010,795	27,790,698	86,398,800	(78,496)	1,156,688	167,480,885
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	59,461,555	—	10,457,372	(2,591,743)	20,213,646	66,626,086
SA Multi-Managed Mid Cap Value Portfolio, Class 1	1,146,781	7,285,924	104,070,711	8,432,705	17,009,481	110,985	10,701,216	106,306,136
SA Multi-Managed Small Cap Portfolio, Class 1	160,747	1,002,273	50,627,306	1,163,020	11,058,949	(2,528,590)	9,360,957	47,563,744
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	20,351,656	152,997,174	20,351,656	84,112,414	(10,604,029)	23,388,650	102,021,037
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	26,539,760	294,769,593	32,539,760	105,150,205	29,398,684	8,276,589	259,834,421
SA AB Small & Mid Cap Value Portfolio, Class 1	56,697	552,763	10,394,725	609,459	3,665,264	(1,597,692)	2,486,477	8,227,705
SA Emerging Markets Equity Index Portfolio, Class 1	452,659	—	21,595,636	452,659	3,855,264	(141,660)	2,530,870	20,582,241
SA Federated Hermes Corporate Bond Portfolio, Class 1	7,083,045	—	195,452,750	51,583,045	39,691,067	(6,545,278)	6,045,767	206,845,217
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	371,534	1,568,729	136,720,328	1,940,263	42,606,672	8,385,855	4,840,106	109,279,880
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	1,087,926	—	50,254,474	1,087,926	10,187,372	1,837,931	3,742,080	46,735,039
SA Fixed Income Index Portfolio, Class 1	2,555,693	—	89,155,681	15,355,693	20,403,471	(1,057,079)	(377,670)	82,673,154
SA Fixed Income Intermediate Index Portfolio, Class 1	2,487,404	—	93,941,566	11,987,404	19,916,492	34,028	210,566	86,257,072
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	4,215,683	2,045,843	206,130,088	6,261,526	47,613,559	3,169,893	33,382,091	201,330,039
SA Franklin Small Company Value Portfolio, Class 1	641,681	1,753,489	68,218,666	2,395,169	12,894,215	(2,395,790)	11,464,051	66,787,881
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	639,358	2,540,817	64,146,262	48,980,175	16,402,925	4,728,162	13,522,027	114,973,701
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	889,994	—	—	85,889,994	7,762,110	561,529	2,876,341	81,565,754
SA International Index Portfolio, Class 1	2,302,170	—	71,014,369	52,102,170	31,051,809	8,057,892	(4,818,003)	95,304,619
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	97,793,360	—	23,387,900	(4,476,599)	24,066,104	93,994,965
SA Janus Focused Growth Portfolio, Class 1	—	4,676,436	93,926,594	23,576,436	33,549,064	9,335,498	9,884,886	103,174,350
SA JPMorgan Emerging Markets Portfolio, Class 1	694,033	—	24,319,822	694,033	6,232,106	802,501	2,642,521	22,226,771
SA JPMorgan Equity-Income Portfolio, Class 1	4,423,541	12,716,118	249,457,922	17,139,659	114,058,535	10,056,530	13,409,422	176,004,998
SA JPMorgan Global Equities Portfolio, Class 1	1,727,235	9,214,943	140,000,364	10,942,178	35,314,915	2,547,948	15,185,503	133,361,078
SA JPMorgan Large Cap Core Portfolio, Class 1	378,714	10,642,426	—	135,021,139	12,081,607	651,060	(2,600,443)	120,990,149
SA JPMorgan MFS Core Bond Portfolio, Class 1	19,745,619	—	488,448,660	134,745,619	99,003,246	(7,990,290)	4,454,923	520,655,666
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	87,119,100	—	16,689,479	256,255	16,772,221	87,458,097

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

SA VCP Dynamic Allocation Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2025
SA JPMorgan Ultra-Short Bond Portfolio, Class 1	$1,960,854	$—	$52,026,599	$7,460,854	$10,491,788	$287,271	$309,961	$49,592,897
SA Large Cap Growth Index Portfolio, Class 1	1,775,375	10,599,261	261,382,797	63,874,635	56,369,500	22,155,566	55,069,411	346,112,909
SA Large Cap Index Portfolio, Class 1	10,842,279	43,296,204	934,474,717	54,138,484	277,997,606	144,956,573	18,147,695	873,719,863
SA Large Cap Value Index Portfolio, Class 1	2,882,420	21,393,182	186,128,404	116,275,602	42,737,595	10,195,430	(6,601,126)	263,260,715
SA MFS Blue Chip Growth, Class 1	192,988	26,227,268	253,963,220	26,420,255	98,419,553	18,372,307	31,534,975	231,871,204
SA MFS Massachusetts Investors Trust Portfolio, Class 1	1,534,868	22,274,990	266,246,085	23,809,859	165,937,504	6,297,774	13,181,672	143,597,886
SA Mid Cap Index Portfolio, Class 1	588,787	513,615	53,913,245	1,102,403	9,718,162	3,301,084	5,702,600	54,301,170
SA Morgan Stanley International Equities Portfolio, Class 1	1,919,653	—	118,968,756	1,919,653	28,397,416	2,465,569	6,388,351	101,344,913
SA PIMCO Global Bond Opportunities Portfolio, Class 1	400,411	—	21,164,972	4,400,411	9,379,681	(1,630,197)	1,521,786	16,077,291
SA PIMCO RAE International Value Portfolio, Class 1	1,430,129	—	44,883,814	1,430,129	13,730,783	299,634	1,403,992	34,286,786
SA PineBridge High-Yield Bond Portfolio, Class 1	2,782,858	—	43,535,745	5,782,858	7,091,319	(486,533)	1,390,096	43,130,847
SA Putnam International Growth and Income Portfolio, Class 1	2,060,292	2,022,931	64,476,821	4,083,223	16,576,049	782,544	2,326,465	55,093,004
SA Small Cap Index Portfolio, Class 1	482,820	599,170	49,060,031	1,081,990	13,919,739	708,952	6,652,170	43,583,404
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	118,916,813	3,500,000	29,484,329	684,050	42,998,993	136,615,527
SA Wellington Government & Quality Bond Portfolio, Class 1	14,153,306	—	417,670,712	26,653,306	85,475,601	(12,133,116)	5,046,597	351,761,898
	$122,126,877	$283,883,431	$6,929,164,504	$1,145,810,305	$2,023,221,473	$226,629,658	$467,398,736	$6,745,781,730

†	Includes reinvestment of distributions paid.
SA VCP Dynamic Strategy Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2025
Seasons Series Trust
SA American Century Inflation Protection Portfolio, Class 1	$1,738,627	$—	$50,524,777	$9,350,447	$10,638,165	$(1,017,204)	$795,014	$49,014,869
SA Columbia Focused Value Portfolio, Class 1	2,289,486	11,401,618	99,945,825	21,924,466	22,673,996	4,851,430	(454,074)	103,593,651
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	5,004,579	—	147,809,286	22,858,717	34,307,139	(6,816,399)	5,077,717	134,622,182
SA Multi-Managed International Equity Portfolio, Class 1	1,445,750	1,588,653	76,754,125	3,187,637	24,638,850	2,051,428	1,408,693	58,763,033
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	11,208,296	124,654,658	11,452,330	67,863,843	(26,843,416)	52,291,794	93,691,523
SA Multi-Managed Large Cap Value Portfolio, Class 1	2,842,755	16,845,951	197,030,129	20,022,189	103,003,716	(12,795,511)	16,777,493	118,030,584
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	55,215,168	121,542	12,005,831	(5,220,390)	21,450,657	59,561,146
SA Multi-Managed Mid Cap Value Portfolio, Class 1	479,809	3,048,403	44,236,520	3,610,860	8,365,165	927,805	3,761,274	44,171,294
SA Multi-Managed Small Cap Portfolio, Class 1	207,941	1,296,534	74,378,909	1,657,710	24,635,835	(1,624,301)	11,941,856	61,718,339
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	5,160,770	21,029,873	10,219,110	5,539,209	(2,901,466)	4,148,170	26,956,478
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	14,704,531	157,487,529	22,043,864	64,018,710	10,792,469	9,467,949	135,773,101
SA AB Small & Mid Cap Value Portfolio, Class 1	542,509	5,289,171	86,936,622	6,011,562	19,611,830	4,955,645	2,774,171	81,066,170
SA Emerging Markets Equity Index Portfolio, Class 1	352,780	—	16,496,539	381,949	2,932,999	(102,993)	1,932,271	15,774,767
SA Federated Hermes Corporate Bond Portfolio, Class 1	3,083,766	—	85,919,299	31,307,405	21,166,329	(2,637,273)	2,388,517	95,811,619
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	236,151	997,100	67,039,959	16,923,038	21,901,467	4,786,640	1,966,755	68,814,925
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	716,921	—	33,018,098	794,709	7,421,332	(262,852)	3,966,182	30,094,805
SA Fixed Income Index Portfolio, Class 1	1,318,038	—	48,364,413	6,445,612	12,102,849	(716,245)	94,565	42,085,496
SA Fixed Income Intermediate Index Portfolio, Class 1	1,156,357	—	47,393,725	1,262,143	9,651,147	(618,865)	845,604	39,231,460
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	3,551,223	1,723,385	178,007,530	5,624,650	48,586,981	11,100,141	19,634,033	165,779,373
SA Franklin Small Company Value Portfolio, Class 1	268,704	734,275	25,763,604	7,363,659	6,272,828	595,995	2,631,655	30,082,085
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	445,907	1,772,040	51,855,460	18,830,754	13,260,253	3,807,278	10,455,603	71,688,842
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	1,603,551	—	111,355,818	30,364,146	39,166,440	(1,522,778)	24,211,080	125,241,826
SA International Index Portfolio, Class 1	1,883,442	—	53,196,696	40,679,364	21,250,173	5,261,052	(2,931,854)	74,955,085
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	20,144,678	5,745,510	4,802,121	(3,744,055)	7,851,643	25,195,655
SA Janus Focused Growth Portfolio, Class 1	—	4,949,716	126,641,443	5,204,462	49,345,202	(833,820)	25,188,825	106,855,708
SA JPMorgan Emerging Markets Portfolio, Class 1	403,475	—	14,658,518	456,955	4,732,166	(364,306)	2,428,060	12,447,061
SA JPMorgan Equity-Income Portfolio, Class 1	4,090,036	11,757,410	201,179,436	16,254,842	68,250,152	8,516,768	8,033,743	165,734,637
SA JPMorgan Global Equities Portfolio, Class 1	1,023,426	5,460,062	80,757,191	6,647,615	20,997,024	2,616,800	7,851,353	76,875,935
SA JPMorgan Large Cap Core Portfolio, Class 1	883,689	24,832,985	235,709,174	26,212,568	75,970,991	9,088,186	19,238,827	214,277,764
SA JPMorgan MFS Core Bond Portfolio, Class 1	8,334,841	—	218,951,211	52,151,352	49,649,509	(4,520,832)	2,755,702	219,687,924
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	48,752,995	3,811,819	10,938,165	(291,839)	10,270,276	51,605,086
SA JPMorgan Ultra-Short Bond Portfolio, Class 1	751,692	—	23,287,042	804,001	5,888,981	155,143	195,463	18,552,668
SA Large Cap Growth Index Portfolio, Class 1	995,939	5,945,912	124,425,875	59,764,701	34,583,467	13,170,208	27,058,195	189,835,512
SA Large Cap Index Portfolio, Class 1	5,970,896	23,843,431	482,843,786	64,806,924	138,288,501	69,755,689	16,827,172	495,945,070
SA Large Cap Value Index Portfolio, Class 1	2,518,836	18,694,674	162,107,603	107,126,795	44,518,129	9,459,380	(4,536,071)	229,639,578

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

SA VCP Dynamic Strategy Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2025
SA MFS Blue Chip Growth, Class 1	$105,469	$14,333,350	$138,904,558	$20,744,117	$67,043,482	$6,647,313	$21,433,732	$120,686,238
SA MFS Massachusetts Investors Trust Portfolio, Class 1	2,005,334	29,102,681	240,097,557	31,608,146	89,989,525	5,033,052	9,591,972	196,341,202
SA Mid Cap Index Portfolio, Class 1	483,780	422,015	39,703,874	6,303,027	9,516,665	3,153,157	3,834,905	43,478,298
SA Morgan Stanley International Equities Portfolio, Class 1	876,333	—	51,770,734	1,000,982	11,384,304	305,421	3,413,675	45,106,508
SA PIMCO Global Bond Opportunities Portfolio, Class 1	323,886	—	19,786,940	4,378,132	11,274,854	(2,687,376)	2,596,955	12,799,797
SA PIMCO RAE International Value Portfolio, Class 1	1,964,319	—	71,476,385	2,096,351	30,666,882	5,418,886	(2,569,434)	45,755,306
SA PineBridge High-Yield Bond Portfolio, Class 1	1,484,359	—	17,648,337	9,018,390	3,526,833	(330,445)	777,148	23,586,597
SA Putnam International Growth and Income Portfolio, Class 1	2,761,498	2,711,421	102,072,934	5,676,708	38,727,474	11,688,466	(6,041,209)	74,669,425
SA Small Cap Index Portfolio, Class 1	283,427	351,727	29,580,095	701,461	11,366,043	2,534,461	1,992,340	23,442,314
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	—	45,811,700	5,843,446	206,406	7,353,991	47,528,651
SA Wellington Government & Quality Bond Portfolio, Class 1	5,613,667	—	161,792,113	8,978,296	34,147,494	(7,178,899)	4,201,849	133,645,865
	$70,043,198	$218,176,111	$4,466,707,041	$777,742,717	$1,422,466,497	$113,847,954	$364,384,237	$4,300,215,452

†	Includes reinvestment of distributions paid.
SA VCP Index Allocation Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2025
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$1,698,122	$—	$58,095,923	$10,945,338	$7,192,117	$(917,590)	$318,656	$61,250,210
SA Fixed Income Intermediate Index Portfolio, Class 1	1,644,287	—	62,278,111	8,956,815	9,421,295	(436,302)	844,940	62,222,269
SA International Index Portfolio, Class 1	1,285,717	—	47,772,772	5,023,326	5,827,099	1,199,179	1,628,147	49,796,325
SA Large Cap Index Portfolio, Class 1	2,560,494	10,224,756	197,802,332	19,468,032	34,583,152	13,948,026	21,983,664	218,618,902
SA Mid Cap Index Portfolio, Class 1	359,464	313,570	31,188,950	2,873,519	3,690,496	1,013,491	4,347,688	35,733,152
SA Small Cap Index Portfolio, Class 1	231,544	287,341	21,194,297	1,248,336	3,274,998	1,217,091	2,026,772	22,411,498
	$7,779,628	$10,825,667	$418,332,385	$48,515,366	$63,989,157	$16,023,895	$31,149,867	$450,032,356

†	Includes reinvestment of distributions paid.
    The following Portfolios incurred brokerage commissions with affiliated brokers for the year ended January 31, 2025:
Portfolio	National Financial Services, LLC	Wells Fargo Securities
SA Fidelity Institutional AM® International Growth	$724	$—
SA Fidelity Institutional AM® Real Estate	11,774	—
SA Goldman Sachs Multi-Asset Insights	—	6
    At January 31, 2025, the following affiliates owned outstanding shares of the following Portfolios:
Portfolio	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC	SST SA Allocation Balanced Portfolio	SST SA Allocation Growth Portfolio	SST Allocation SA Moderate Growth Portfolio	SST SA Allocation Moderate Portfolio
SA AB Growth	71.84%	3.79%	0.37%	0.31%	1.09%	0.91%	0.44%
SA AB Small & Mid Cap Value	76.37	4.40	0.46	0.20	0.43	0.50	0.28
SA BlackRock Multi-Factor 70/30	90.77	7.60	1.63	—	—	—	—
SA BlackRock VCP Global Multi Asset	84.41	10.67	4.92	—	—	—	—
SA Emerging Markets Equity Index	21.13	1.65	0.19	0.56	4.40	3.04	0.93
SA Federated Hermes Corporate Bond	71.23	4.35	0.42	1.04	0.66	1.23	0.91
SA Fidelity Institutional AM® International Growth	6.61	1.19	0.07	1.46	6.89	5.51	2.24
SA Fidelity Institutional AM® Real Estate	59.26	3.48	0.17	0.88	2.78	2.47	1.21
SA Fixed Income Index	14.39	1.85	0.81	2.71	1.75	3.22	2.34
SA Fixed Income Intermediate Index	8.71	1.99	0.35	1.29	0.65	1.30	0.96
SA Franklin BW U.S. Large Cap Value	64.17	2.66	0.13	0.36	1.32	1.15	0.59
SA Franklin Small Company Value	60.44	4.55	0.27	0.20	0.91	0.85	0.28

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Portfolio	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC	SST SA Allocation Balanced Portfolio	SST SA Allocation Growth Portfolio	SST Allocation SA Moderate Growth Portfolio	SST SA Allocation Moderate Portfolio
SA Franklin Systematic U.S. Large Cap Core	9.32%	0.46%	0.01%	1.35%	3.25%	3.12%	1.65%
SA Franklin Systematic U.S. Large Cap Value	48.87	2.95	0.92	0.61	2.68	2.27	0.98
SA Franklin Tactical Opportunities	90.18	8.89	0.93	—	—	—	—
SA Global Index Allocation 60/40	85.49	12.08	2.43	—	—	—	—
SA Global Index Allocation 75/25	87.37	10.12	2.51	—	—	—	—
SA Global Index Allocation 90/10	90.25	7.31	2.44	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	73.25	18.65	8.10	—	—	—	—
SA Index Allocation 60/40	85.20	11.24	3.56	—	—	—	—
SA Index Allocation 80/20	82.13	15.02	2.85	—	—	—	—
SA Index Allocation 90/10	86.52	9.95	3.53	—	—	—	—
SA International Index	3.83	0.36	0.06	0.47	2.22	1.78	0.62
SA Invesco Growth Opportunities	55.24	3.64	0.32	0.34	1.63	1.20	0.60
SA Janus Focused Growth	47.76	3.19	0.34	0.38	1.45	1.15	0.60
SA JPMorgan Diversified Balanced	93.42	5.87	0.71	—	—	—	—
SA JPMorgan Emerging Markets	70.24	4.51	0.31	0.44	2.88	2.25	0.84
SA JPMorgan Equity-Income	53.93	3.09	0.18	0.49	1.82	1.52	0.84
SA JPMorgan Global Equities	31.42	1.70	0.10	—	—	—	—
SA JPMorgan Large Cap Core	28.67	2.61	0.21	0.61	2.65	2.10	1.08
SA JPMorgan MFS Core Bond	47.39	2.96	0.35	1.96	1.20	2.39	1.62
SA JPMorgan Mid-Cap Growth	74.79	4.85	0.50	0.25	0.76	0.67	0.36
SA JPMorgan Ultra-Short Bond	70.25	7.24	0.70	0.52	0.27	0.69	0.47
SA Large Cap Growth Index	9.97	1.11	0.18	0.97	3.72	3.18	1.90
SA Large Cap Index	4.30	0.36	0.10	0.31	1.14	0.91	0.44
SA Large Cap Value Index	10.70	1.20	0.11	1.06	3.31	2.88	1.68
SA MFS Blue Chip Growth	36.53	2.65	0.38	0.62	2.76	2.03	1.08
SA MFS Massachusetts Investors Trust	48.38	2.16	0.18	0.32	0.87	0.86	0.50
SA MFS Total Return	96.01	3.71	0.28	—	—	—	—
SA Mid Cap Index	16.00	1.55	0.29	0.32	0.97	0.81	0.46
SA Morgan Stanley International Equities	41.88	2.26	0.24	0.97	4.44	3.52	1.43
SA PIMCO Global Bond Opportunities	80.99	6.95	0.82	0.22	0.40	0.43	0.25
SA PIMCO RAE International Value	74.25	3.37	0.14	0.41	1.24	1.20	0.48
SA PIMCO VCP Tactical Balanced	86.56	10.11	3.33	—	—	—	—
SA PineBridge High-Yield Bond	59.40	3.55	0.63	2.98	1.97	3.43	2.52
SA Putnam International Growth and Income	43.98	2.76	0.04	0.88	3.21	3.13	1.16
SA Schroders VCP Global Allocation	85.23	10.95	3.82	—	—	—	—
SA Small Cap Index	22.20	2.15	0.35	0.25	1.12	0.86	0.40
SA T. Rowe Price Asset Allocation Growth	91.72	7.68	0.60	—	—	—	—
SA T. Rowe Price VCP Balanced	87.76	9.15	3.09	—	—	—	—
SA VCP Dynamic Allocation	90.30	8.66	1.04	—	—	—	—
SA VCP Dynamic Strategy	88.20	10.13	1.67	—	—	—	—
SA VCP Index Allocation	79.78	13.52	6.70	—	—	—	—
Portfolio	SAST SA Global Index Allocation 60/40 Portfolio	SAST SA Global Index Allocation 75/25 Portfolio	SAST SA Global Index Allocation 90/10 Portfolio	SAST SA Index Allocation 60/40 Portfolio	SAST SA Index Allocation 80/20 Portfolio	SAST SA Index Allocation 90/10 Portfolio	SAST SA VCP Dynamic Strategy Portfolio	SAST SA VCP Dynamic Allocation Portfolio	SAST SA VCP Index Allocation Portfolio
SA AB Growth	—%	—%	—%	—%	—%	—%	7.22%	13.81%	—%
SA AB Small & Mid Cap Value	—	—	—	—	—	—	15.76	1.60	—
SA BlackRock Multi-Factor 70/30	—	—	—	—	—	—	—	—	—
SA BlackRock VCP Global Multi Asset	—	—	—	—	—	—	—	—	—
SA Emerging Markets Equity Index	3.21	5.44	20.02	—	—	—	17.12	22.31	—
SA Federated Hermes Corporate Bond	—	—	—	—	—	—	6.38	13.78	—
SA Fidelity Institutional AM® International Growth	—	—	—	—	—	—	29.38	46.65	—
SA Fidelity Institutional AM® Real Estate	—	—	—	—	—	—	11.65	18.10	—
SA Fixed Income Index	3.58	2.19	3.08	9.20	8.75	11.42	7.85	15.43	11.43
SA Fixed Income Intermediate Index	4.20	2.66	3.58	11.14	10.22	13.20	8.31	18.27	13.17
SA Franklin BW U.S. Large Cap Value	—	—	—	—	—	—	13.38	16.24	—
SA Franklin Small Company Value	—	—	—	—	—	—	10.09	22.41	—
SA Franklin Systematic U.S. Large Cap Core	—	—	—	—	—	—	31.05	49.79	—

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Portfolio	SAST SA Global Index Allocation 60/40 Portfolio	SAST SA Global Index Allocation 75/25 Portfolio	SAST SA Global Index Allocation 90/10 Portfolio	SAST SA Index Allocation 60/40 Portfolio	SAST SA Index Allocation 80/20 Portfolio	SAST SA Index Allocation 90/10 Portfolio	SAST SA VCP Dynamic Strategy Portfolio	SAST SA VCP Dynamic Allocation Portfolio	SAST SA VCP Index Allocation Portfolio
SA Franklin Systematic U.S. Large Cap Value	—%	—%	—%	—%	—%	—%	24.66%	16.06%	—%
SA Franklin Tactical Opportunities	—	—	—	—	—	—	—	—	—
SA Global Index Allocation 60/40	—	—	—	—	—	—	—	—	—
SA Global Index Allocation 75/25	—	—	—	—	—	—	—	—	—
SA Global Index Allocation 90/10	—	—	—	—	—	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	—	—	—	—	—	—	—	—	—
SA Index Allocation 60/40	—	—	—	—	—	—	—	—	—
SA Index Allocation 80/20	—	—	—	—	—	—	—	—	—
SA Index Allocation 90/10	—	—	—	—	—	—	—	—	—
SA International Index	2.84	3.39	15.60	2.96	8.41	30.89	9.05	11.51	6.01
SA Invesco Growth Opportunities	—	—	—	—	—	—	7.83	29.20	—
SA Janus Focused Growth	—	—	—	—	—	—	22.96	22.17	—
SA JPMorgan Diversified Balanced	—	—	—	—	—	—	—	—	—
SA JPMorgan Emerging Markets	—	—	—	—	—	—	6.65	11.88	—
SA JPMorgan Equity-Income	—	—	—	—	—	—	18.49	19.64	—
SA JPMorgan Global Equities	—	—	—	—	—	—	24.42	42.36	—
SA JPMorgan Large Cap Core	—	—	—	—	—	—	39.67	22.40	—
SA JPMorgan MFS Core Bond	—	—	—	—	—	—	12.50	29.63	—
SA JPMorgan Mid-Cap Growth	—	—	—	—	—	—	6.61	11.21	—
SA JPMorgan Ultra-Short Bond	—	—	—	—	—	—	5.41	14.45	—
SA Large Cap Growth Index	—	—	—	—	—	—	27.97	51.00	—
SA Large Cap Index	0.89	1.10	4.53	3.59	8.53	26.34	14.82	26.11	6.53
SA Large Cap Value Index	—	—	—	—	—	—	36.84	42.22	—
SA MFS Blue Chip Growth	—	—	—	—	—	—	18.47	35.48	—
SA MFS Massachusetts Investors Trust	—	—	—	—	—	—	26.99	19.74	—
SA MFS Total Return	—	—	—	—	—	—	—	—	—
SA Mid Cap Index	1.14	1.39	6.73	2.97	10.95	30.28	8.51	10.63	7.00
SA Morgan Stanley International Equities	—	—	—	—	—	—	13.94	31.32	—
SA PIMCO Global Bond Opportunities	—	—	—	—	—	—	4.41	5.53	—
SA PIMCO RAE International Value	—	—	—	—	—	—	10.81	8.10	—
SA PIMCO VCP Tactical Balanced	—	—	—	—	—	—	—	—	—
SA PineBridge High-Yield Bond	—	—	—	—	—	—	9.02	16.50	—
SA Putnam International Growth and Income	—	—	—	—	—	—	25.80	19.04	—
SA Schroders VCP Global Allocation	—	—	—	—	—	—	—	—	—
SA Small Cap Index	0.65	1.32	6.35	4.31	8.31	23.68	7.35	13.67	7.03
SA T. Rowe Price Asset Allocation Growth	—	—	—	—	—	—	—	—	—
SA T. Rowe Price VCP Balanced	—	—	—	—	—	—	—	—	—
SA VCP Dynamic Allocation	—	—	—	—	—	—	—	—	—
SA VCP Dynamic Strategy	—	—	—	—	—	—	—	—	—
SA VCP Index Allocation	—	—	—	—	—	—	—	—	—
    The fund-of-funds do not invest in the Underlying Portfolios for the purpose of exercising management or control; however, investments by these Portfolios within the set limits across their asset allocations may represent a significant portion of net assets of the Underlying Portfolios.
    The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the 1940 Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the year ended January 31, 2025, the following Portfolios engaged in security transactions with affiliated funds:
Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain (Loss)
SA MFS Massachusetts Investors Trust	$1,183,697	$—	$—
SA MFS Total Return	52,184	841,951	489,524
SA T. Rowe Price Asset Allocation Growth	21,772	—	—
SA T. Rowe Price VCP Balanced	40,516	11,595	190

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Note 9 — Investment Concentration and Other Risks
    Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investment prices can fall or be adversely affected by a number of factors, including, without limitation: weakness in the broad market, a particular industry, or specific holdings; adverse political, regulatory or economic developments here or abroad; changes in investor psychology; heavy institutional selling; military confrontations, war, terrorism and other armed conflicts, disease/virus outbreaks and epidemics; recessions; taxation and international tax treaties; currency, interest rate and price fluctuations; and other conditions or events. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.
    Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments.  SA Fidelity Institutional AM® Real Estate Portfolio invests primarily in the real estate industry. A Portfolio that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate and could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If a Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.
    Certain Portfolios invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the SA Emerging Markets Equity Index, SA International Index, SA JPMorgan Emerging Markets, SA Morgan Stanley International Equities, SA PIMCO Global Bond Opportunities, SA PIMCO RAE International Value and SA Putnam International Growth and Income Portfolios.
    Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA BlackRock VCP Global Multi Asset, SA Fixed Income Index, SA Fixed Income Intermediate Index, SA JPMorgan MFS Core Bond, SA MFS Total Return, SA PIMCO Global Bond Opportunities and SA PIMCO VCP Tactical Balanced Portfolios concentration in such investments, these portfolios may be subject to risks associated with the U.S. Government, its agencies or instrumentalities.
    SA PineBridge High-Yield Bond Portfolio’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.
Note 10 — Line of Credit
    The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $100 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent (1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the federal funds effective rate on such date and (b) the overnight bank funding rate on such date, plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the federal funds effective rate or the overnight bank funding rate shall be less than zero, then the federal funds effective rate or the overnight bank funding rate, shall be deemed to be zero for the purposes of determining the rate. The Trust, on behalf of each of the Portfolios, has paid State Street, such Portfolio’s ratable portion of an upfront fee in an amount equal to $90,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the year ended January 31, 2025, the following Portfolios had borrowings:
Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest	Balance Outstanding at 01/31/25
SA AB Growth	2	$1,405	$4,287,500	5.93%	$—
SA AB Small & Mid Cap Value	4	348	531,250	5.81	—
SA Emerging Markets Equity Index	28	1,178	244,643	6.22	—
SA Fidelity Institutional AM® International Growth	70	24,957	2,024,643	6.31	2,700,000
SA Fidelity Institutional AM® Real Estate	12	2,160	1,052,083	5.89	—
SA Fixed Income Index	2	106	312,500	6.06	—
SA Fixed Income Intermediate Index	11	596	318,182	6.13	—
SA Franklin BW U.S. Large Cap Value	8	4,428	3,009,375	6.62	—
SA Franklin Small Company Value	5	5,033	5,425,000	6.68	—
SA Franklin Systematic U.S. Large Cap Core	10	1,870	1,025,000	6.43	—

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest	Balance Outstanding at 01/31/25
SA Franklin Systematic U.S. Large Cap Value	13	$16,812	$6,990,385	6.58%	$—
SA Franklin Tactical Opportunities	7	659	507,143	6.68	—
SA International Index	10	1,846	1,065,000	6.28	—
SA Invesco Growth Opportunities	5	1,811	2,010,000	6.38	—
SA Janus Focused Growth	24	7,312	1,708,333	6.32	—
SA JPMorgan Diversified Balanced	4	521	825,000	5.68	—
SA JPMorgan Equity-Income	2	796	2,362,500	6.06	—
SA JPMorgan Global Equities	27	4,730	970,370	6.55	—
SA JPMorgan Large Cap Core	2	413	1,112,500	6.68	—
SA JPMorgan MFS Core Bond	16	2,448	871,875	6.59	—
SA Large Cap Growth Index	64	8,399	728,906	6.44	—
SA Large Cap Index	19	13,906	4,121,053	6.36	—
SA Large Cap Value Index	41	3,252	438,415	6.53	—
SA MFS Blue Chip Growth	27	21,610	4,543,519	6.41	—
SA MFS Massachusetts Investors Trust	30	23,146	4,251,667	6.54	—
SA MFS Total Return	1	173	1,050,000	5.93	—
SA Mid Cap Index	12	2,365	1,093,750	6.51	—
SA Morgan Stanley International Equities	1	28	150,000	6.68	—
SA PIMCO Global Bond Opportunities	13	17,891	7,448,077	6.39	—
SA PIMCO RAE International Value	37	5,543	866,216	6.30	—
SA PIMCO VCP Tactical Balanced	25	2,855	662,000	6.49	5,275,000
SA Putnam International Growth and Income	18	1,303	433,333	5.93	—
SA Schroders VCP Global Allocation	6	9,839	8,837,500	6.68	—
SA Small Cap Index	1	16	100,000	5.68	—
Note 11 — Interfund Lending Agreement
    Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended January 31, 2025, none of the Portfolios participated in this program.
Note 12 — Portfolio Mergers
    The Board of Trustees of the Trust and of SST, on behalf of each of the Portfolios below (each, a “Target Portfolio”), have each determined that it is in the best interests of each of its respective Target Portfolios to reorganize into an existing series (each, an “Acquiring Portfolio”) of the Trust, as shown in the table below.  Each proposed transaction is expected to close in the second quarter of 2025.
Target Portfolios	Acquiring Portfolios
SA T. Rowe Growth Stock Portfolio, a series of SST	SA MFS Blue Chip Growth Portfolio, a series of SAST
SA BlackRock VCP Global Multi Asset Portfolio, a series of SAST	SA VCP Dynamic Allocation Portfolio, a series of SAST
SA PIMCO VCP Tactical Balanced Portfolio, a series of SAST	SA VCP Dynamic Allocation Portfolio, a series of SAST

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA AB Growth Portfolio — Class 1
01/31/21	$50.70	$(0.06)	$15.88	$15.82	$—	$(5.58)	$(5.58)	$60.94	31.55%	$1,263,528	0.64%	0.64%	(0.10)%	25%
01/31/22	60.94	(0.14)	12.31	12.17	—	(5.77)	(5.77)	67.34	19.15	1,263,728	0.62	0.62	(0.20)	21
01/31/23	67.34	(0.05)	(11.00)	(11.05)	—	(9.25)	(9.25)	47.04	(14.81)	1,006,381	0.63	0.63	(0.09)	32
01/31/24	47.04	0.01	13.63	13.64	—	(3.99)	(3.99)	56.69	30.18	1,051,608	0.63	0.63	0.01	22
01/31/25	56.69	(0.06)	14.15	14.09	—	(6.63)	(6.63)	64.15	25.07	1,042,939	0.63	0.63	(0.10)	26
SA AB Growth Portfolio — Class 2
01/31/21	50.18	(0.14)	15.70	15.56	—	(5.58)	(5.58)	60.16	31.36	89,625	0.79	0.79	(0.25)	25
01/31/22	60.16	(0.25)	12.17	11.92	—	(5.77)	(5.77)	66.31	18.98	92,511	0.77	0.77	(0.35)	21
01/31/23	66.31	(0.13)	(10.85)	(10.98)	—	(9.25)	(9.25)	46.08	(14.94)	71,481	0.78	0.78	(0.24)	32
01/31/24	46.08	(0.07)	13.33	13.26	—	(3.99)	(3.99)	55.35	29.98	80,211	0.78	0.78	(0.14)	22
01/31/25	55.35	(0.15)	13.81	13.66	—	(6.63)	(6.63)	62.38	24.90	84,277	0.78	0.78	(0.25)	26
SA AB Growth Portfolio — Class 3
01/31/21	49.42	(0.19)	15.45	15.26	—	(5.58)	(5.58)	59.10	31.23	523,827	0.89	0.89	(0.35)	25
01/31/22	59.10	(0.31)	11.96	11.65	—	(5.77)	(5.77)	64.98	18.86	603,138	0.87	0.87	(0.46)	21
01/31/23	64.98	(0.18)	(10.66)	(10.84)	—	(9.25)	(9.25)	44.89	(15.04)	540,157	0.88	0.88	(0.34)	32
01/31/24	44.89	(0.12)	12.97	12.85	—	(3.99)	(3.99)	53.75	29.86	622,829	0.88	0.88	(0.24)	22
01/31/25	53.75	(0.21)	13.40	13.19	—	(6.63)	(6.63)	60.31	24.76	706,980	0.88	0.88	(0.35)	26
SA AB Small & Mid Cap Value Portfolio — Class 1
01/31/21	14.10	0.10	1.38	1.48	(0.10)	(0.31)	(0.41)	15.17	10.90(3)	125,104	0.97	0.95	0.83	69
01/31/22	15.17	0.17	4.25	4.42	(0.12)	(0.12)	(0.24)	19.35	29.09	152,224	0.96	0.91	0.90	58
01/31/23	19.35	0.14	(1.24)	(1.10)	(0.20)	(4.48)	(4.68)	13.57	(2.60)	126,040	0.97	0.92	0.86	41
01/31/24	13.57	0.09	0.10	0.19	(0.12)	(1.13)	(1.25)	12.51	3.01	108,028	0.97	0.92	0.75	50
01/31/25	12.51	0.09	2.02	2.11	(0.09)	(0.88)	(0.97)	13.65	16.81	97,404	0.97	0.91	0.70	56
SA AB Small & Mid Cap Value Portfolio — Class 2
01/31/21	14.09	0.09	1.37	1.46	(0.08)	(0.31)	(0.39)	15.16	10.72(3)	9,921	1.12	1.10	0.71	69
01/31/22	15.16	0.14	4.25	4.39	(0.10)	(0.12)	(0.22)	19.33	28.91	10,768	1.11	1.06	0.74	58
01/31/23	19.33	0.12	(1.24)	(1.12)	(0.16)	(4.48)	(4.64)	13.57	(2.70)	9,265	1.12	1.07	0.71	41
01/31/24	13.57	0.08	0.09	0.17	(0.10)	(1.13)	(1.23)	12.51	2.82	8,640	1.12	1.07	0.60	50
01/31/25	12.51	0.07	2.01	2.08	(0.07)	(0.88)	(0.95)	13.64	16.56	8,773	1.12	1.06	0.54	56
SA AB Small & Mid Cap Value Portfolio — Class 3
01/31/21	13.95	0.07	1.36	1.43	(0.07)	(0.31)	(0.38)	15.00	10.60(3)	415,983	1.22	1.20	0.60	69
01/31/22	15.00	0.12	4.21	4.33	(0.09)	(0.12)	(0.21)	19.12	28.78	447,232	1.21	1.16	0.64	58
01/31/23	19.12	0.10	(1.23)	(1.13)	(0.15)	(4.48)	(4.63)	13.36	(2.85)	407,885	1.22	1.17	0.61	41
01/31/24	13.36	0.06	0.09	0.15	(0.08)	(1.13)	(1.21)	12.30	2.75	378,460	1.22	1.17	0.50	50
01/31/25	12.30	0.06	1.98	2.04	(0.06)	(0.88)	(0.94)	13.40	16.51	400,209	1.22	1.16	0.44	56

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The Portfolio’s performance figure was increased by 0.44% from gains on the disposal of investments due to a trading error.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA BlackRock Multi-Factor 70/30 Portfolio — Class 1
10/13/20-01/31/21†	$15.00	$0.06	$0.90	$0.96	$(0.08)	$—	$(0.08)	$15.88	6.43%	$106	2.95%(3)	0.26%(3)	1.25%(3)	13%
01/31/22	15.88	0.24	1.10	1.34	(0.25)	(0.67)	(0.92)	16.30	8.23	115	1.17	0.29	1.40	80
01/31/23	16.30	0.29	(1.50)	(1.21)	(0.27)	(0.15)	(0.42)	14.67	(7.28)	193	0.84	0.30	2.06	61
01/31/24	14.67	0.36	1.06	1.42	(0.32)	—	(0.32)	15.77	9.75	214	0.80	0.32	2.41	64
01/31/25	15.77	0.36	1.90	2.26	—	—	—	18.03	14.33	185	0.77	0.34	2.14	53
SA BlackRock Multi-Factor 70/30 Portfolio — Class 3
10/13/20-01/31/21†	15.00	0.04	0.91	0.95	(0.08)	—	(0.08)	15.87	6.33	19,715	3.37(3)	0.55(3)	0.94(3)	13
01/31/22	15.87	0.19	1.11	1.30	(0.22)	(0.67)	(0.89)	16.28	7.98	60,389	1.36	0.54	1.17	80
01/31/23	16.28	0.27	(1.52)	(1.25)	(0.24)	(0.15)	(0.39)	14.64	(7.52)	83,072	1.09	0.55	1.85	61
01/31/24	14.64	0.30	1.09	1.39	(0.29)	—	(0.29)	15.74	9.55	96,924	1.05	0.57	2.00	64
01/31/25	15.74	0.32	1.88	2.20	—	—	—	17.94	13.98	108,780	1.02	0.59	1.89	53
SA BlackRock VCP Global Multi Asset Portfolio — Class 1
01/31/21	11.17	0.07	0.39	0.46	(0.01)	(0.25)	(0.26)	11.37	4.15(4)	143	0.99	0.91	0.64(5)	163
01/31/22	11.37	0.07	0.54	0.61	(0.13)	(1.64)	(1.77)	10.21	4.87	825	0.96	0.92	0.61	128
01/31/23	10.21	0.10	(0.97)	(0.87)	—	(0.15)	(0.15)	9.19	(9.98)	390	0.91	0.91	1.11	63
01/31/24	9.19	0.15	0.54	0.69	(0.09)	—	(0.09)	9.79	7.61	405	0.93	0.91	1.63	71
01/31/25	9.79	0.21	0.81	1.02	(0.17)	—	(0.17)	10.64	10.38	448	0.94	0.91	2.02	79
SA BlackRock VCP Global Multi Asset Portfolio — Class 3
01/31/21	11.18	0.04	0.39	0.43	(0.00)	(0.25)	(0.25)	11.36	3.94(4)	821,175	1.24	1.16	0.39(5)	163
01/31/22	11.36	0.05	0.52	0.57	(0.10)	(1.64)	(1.74)	10.19	4.53	831,628	1.21	1.17	0.41	128
01/31/23	10.19	0.08	(0.96)	(0.88)	—	(0.15)	(0.15)	9.16	(10.10)	708,378	1.16	1.16	0.85	63
01/31/24	9.16	0.13	0.53	0.66	(0.07)	—	(0.07)	9.75	7.22	690,657	1.18	1.16	1.39	71
01/31/25	9.75	0.18	0.81	0.99	(0.14)	—	(0.14)	10.60	10.14	670,504	1.18	1.16	1.78	79

†	Commencement of operations.
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Annualized
(4)	The Portfolio’s performance figure was increased by 0.09% for a reimbursement of interest income from prior years.
(5)	Includes a one time reimbursement received for interest income received related to prior years. The impact to the ratio of net investment income to average net assets is 0.10%.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Emerging Markets Equity Index Portfolio — Class 1
01/31/21	$14.25	$0.20	$3.74	$3.94	$(0.33)	$—	$(0.33)	$17.86	27.92%	$116,309	0.68%	0.58%	1.35%	22%
01/31/22	17.86	0.27	(1.45)	(1.18)	(0.17)	—	(0.17)	16.51	(6.63)	96,121	0.68	0.58	1.51	6
01/31/23	16.51	0.32	(2.49)	(2.17)	(0.26)	—	(0.26)	14.08	(12.91)	80,212	0.85	0.58	2.28	5
01/31/24	14.08	0.28	(0.97)	(0.69)	(0.35)	—	(0.35)	13.04	(4.86)	68,169	0.83	0.58	2.10	4
01/31/25	13.04	0.30	1.47	1.77	(0.31)	—	(0.31)	14.50	13.46	71,192	0.83	0.58	2.05	11
SA Emerging Markets Equity Index Portfolio — Class 3
01/31/21	14.21	0.15	3.73	3.88	(0.31)	—	(0.31)	17.78	27.61	8,255	0.92	0.83	1.06	22
01/31/22	17.78	0.22	(1.43)	(1.21)	(0.16)	—	(0.16)	16.41	(6.85)	13,994	0.95	0.83	1.31	6
01/31/23	16.41	0.27	(2.47)	(2.20)	(0.23)	—	(0.23)	13.98	(13.15)	17,124	1.11	0.83	2.01	5
01/31/24	13.98	0.24	(0.96)	(0.72)	(0.32)	—	(0.32)	12.94	(5.10)	17,699	1.08	0.83	1.83	4
01/31/25	12.94	0.26	1.46	1.72	(0.28)	—	(0.28)	14.38	13.16	20,790	1.08	0.83	1.79	11
SA Federated Hermes Corporate Bond Portfolio — Class 1
01/31/21	13.79	0.50	0.36	0.86	(0.57)	(0.20)	(0.77)	13.88	6.28	483,921	0.55	0.55	3.63	22
01/31/22	13.88	0.46	(0.69)	(0.23)	(0.43)	(0.04)	(0.47)	13.18	(1.73)	500,170	0.54	0.54	3.31	14
01/31/23	13.18	0.43	(1.54)	(1.11)	(0.47)	(0.04)	(0.51)	11.56	(8.11)	416,041	0.55	0.55	3.57	34
01/31/24	11.56	0.42	0.02	0.44	(0.42)	—	(0.42)	11.58	4.04	399,903	0.55	0.55	3.70	5
01/31/25	11.58	0.43	(0.09)	0.34	(0.40)	—	(0.40)	11.52	2.89	420,488	0.55	0.55	3.72	10
SA Federated Hermes Corporate Bond Portfolio — Class 2
01/31/21	13.78	0.48	0.37	0.85	(0.55)	(0.20)	(0.75)	13.88	6.19	16,967	0.70	0.70	3.49	22
01/31/22	13.88	0.44	(0.69)	(0.25)	(0.41)	(0.04)	(0.45)	13.18	(1.89)	14,538	0.69	0.69	3.17	14
01/31/23	13.18	0.41	(1.53)	(1.12)	(0.45)	(0.04)	(0.49)	11.57	(8.23)	11,344	0.70	0.70	3.42	34
01/31/24	11.57	0.40	0.02	0.42	(0.40)	—	(0.40)	11.59	3.84	10,378	0.70	0.70	3.56	5
01/31/25	11.59	0.42	(0.10)	0.32	(0.38)	—	(0.38)	11.53	2.72	9,767	0.70	0.70	3.57	10
SA Federated Hermes Corporate Bond Portfolio — Class 3
01/31/21	13.69	0.46	0.37	0.83	(0.54)	(0.20)	(0.74)	13.78	6.08	933,036	0.80	0.80	3.38	22
01/31/22	13.78	0.41	(0.68)	(0.27)	(0.40)	(0.04)	(0.44)	13.07	(2.01)	1,058,966	0.79	0.79	3.06	14
01/31/23	13.07	0.39	(1.52)	(1.13)	(0.44)	(0.04)	(0.48)	11.46	(8.38)	908,233	0.80	0.80	3.31	34
01/31/24	11.46	0.39	0.02	0.41	(0.39)	—	(0.39)	11.48	3.80	973,952	0.80	0.80	3.45	5
01/31/25	11.48	0.40	(0.10)	0.30	(0.37)	—	(0.37)	11.41	2.60	1,060,656	0.80	0.80	3.47	10

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Fidelity Institutional AM® International Growth Portfolio — Class 1
01/31/21	$16.67	$0.06	$3.55	$3.61	$(0.06)	$(0.57)	$(0.63)	$19.65	21.78%	$346,993	0.86%	0.88%	0.34%	156%
01/31/22	19.65	0.01	0.36	0.37	(0.01)	(1.53)	(1.54)	18.48	0.89	320,077	0.87	0.87	0.04	146
01/31/23	18.48	0.05	(2.08)	(2.03)	—	(1.60)	(1.60)	14.85	(9.58)	247,531	0.87	0.87	0.30	93
01/31/24	14.85	0.05	2.47	2.52	(0.05)	—	(0.05)	17.32	17.04	237,825	0.87	0.87	0.32	75
01/31/25	17.32	0.05	2.02	2.07	(0.06)	(0.25)	(0.31)	19.08	11.96	216,229	0.89(3)	0.89(3)	0.29	83
SA Fidelity Institutional AM® International Growth Portfolio — Class 3
01/31/21	16.67	0.00	3.55	3.55	(0.03)	(0.57)	(0.60)	19.62	21.44	3,959	1.10	1.13	0.00	156
01/31/22	19.62	(0.06)	0.38	0.32	—	(1.53)	(1.53)	18.41	0.66	10,010	1.12	1.12	(0.30)	146
01/31/23	18.41	0.01	(2.07)	(2.06)	—	(1.60)	(1.60)	14.75	(9.79)	11,836	1.12	1.12	0.02	93
01/31/24	14.75	0.00	2.46	2.46	(0.03)	—	(0.03)	17.18	16.68	15,820	1.12	1.12	0.02	75
01/31/25	17.18	0.00	2.01	2.01	(0.02)	(0.25)	(0.27)	18.92	11.71	17,839	1.14(3)	1.14(3)	0.00	83
SA Fidelity Institutional AM® Real Estate Portfolio — Class 1
01/31/21	14.14	0.22	(0.74)	(0.52)	(0.25)	(0.57)	(0.82)	12.80	(3.60)	101,995	0.82	0.82	1.78	46
01/31/22	12.80	0.15	3.60	3.75	(0.23)	—	(0.23)	16.32	29.24	119,157	0.82	0.82	0.93	28
01/31/23	16.32	0.26	(2.40)	(2.14)	(0.14)	(1.18)	(1.32)	12.86	(11.91)	123,498	0.83	0.83	1.92	45
01/31/24	12.86	0.29	(0.60)	(0.31)	(0.27)	(0.69)	(0.96)	11.59	(1.42)	113,301	0.84	0.84	2.42	38
01/31/25	11.59	0.26	1.39	1.65	(0.29)	—	(0.29)	12.95	14.19	112,978	0.83	0.83	2.11	39
SA Fidelity Institutional AM® Real Estate Portfolio — Class 2
01/31/21	14.10	0.20	(0.73)	(0.53)	(0.23)	(0.57)	(0.80)	12.77	(3.70)	4,061	0.97	0.97	1.60	46
01/31/22	12.77	0.13	3.59	3.72	(0.21)	—	(0.21)	16.28	29.07	4,283	0.97	0.97	0.80	28
01/31/23	16.28	0.24	(2.40)	(2.16)	(0.11)	(1.18)	(1.29)	12.83	(12.07)	3,391	0.98	0.98	1.68	45
01/31/24	12.83	0.27	(0.60)	(0.33)	(0.25)	(0.69)	(0.94)	11.56	(1.63)	2,933	0.99	0.99	2.28	38
01/31/25	11.56	0.25	1.38	1.63	(0.27)	—	(0.27)	12.92	14.06	2,785	0.97	0.97	2.01	39
SA Fidelity Institutional AM® Real Estate Portfolio — Class 3
01/31/21	14.00	0.18	(0.73)	(0.55)	(0.22)	(0.57)	(0.79)	12.66	(3.89)	173,750	1.07	1.07	1.49	46
01/31/22	12.66	0.11	3.57	3.68	(0.20)	—	(0.20)	16.14	28.99	178,847	1.07	1.07	0.72	28
01/31/23	16.14	0.22	(2.37)	(2.15)	(0.10)	(1.18)	(1.28)	12.71	(12.16)	162,316	1.08	1.08	1.59	45
01/31/24	12.71	0.26	(0.60)	(0.34)	(0.24)	(0.69)	(0.93)	11.44	(1.74)	141,344	1.09	1.09	2.18	38
01/31/25	11.44	0.22	1.39	1.61	(0.26)	—	(0.26)	12.79	14.00	140,684	1.08	1.08	1.81	39

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Includes interest expense of 0.01% relating to derivative or other investment activity.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Fixed Income Index Portfolio — Class 1
01/31/21	$10.99	$0.24	$0.33	$0.57	$(0.24)	$(0.04)	$(0.28)	$11.28	5.18%	$518,860	0.36%	0.34%	2.06%	22%
01/31/22	11.28	0.21	(0.56)	(0.35)	(0.23)	(0.13)	(0.36)	10.57	(3.13)	481,451	0.35	0.34	1.88	16
01/31/23	10.57	0.22	(1.08)	(0.86)	(0.19)	(0.03)	(0.22)	9.49	(7.99)	461,756	0.36	0.34	2.30	19
01/31/24	9.49	0.27	(0.06)	0.21	(0.22)	—	(0.22)	9.48	2.35	452,506	0.36	0.34	2.84	12
01/31/25	9.48	0.30	(0.13)	0.17	(0.28)	—	(0.28)	9.37	1.74	444,588	0.36	0.34	3.14	13
SA Fixed Income Index Portfolio — Class 3
01/31/21	10.96	0.20	0.34	0.54	(0.23)	(0.04)	(0.27)	11.23	4.93	63,869	0.60	0.59	1.79	22
01/31/22	11.23	0.18	(0.55)	(0.37)	(0.22)	(0.13)	(0.35)	10.51	(3.38)	79,032	0.60	0.59	1.63	16
01/31/23	10.51	0.20	(1.07)	(0.87)	(0.17)	(0.03)	(0.20)	9.44	(8.18)	79,600	0.61	0.59	2.05	19
01/31/24	9.44	0.24	(0.06)	0.18	(0.20)	—	(0.20)	9.42	2.02	91,013	0.61	0.59	2.60	12
01/31/25	9.42	0.27	(0.13)	0.14	(0.25)	—	(0.25)	9.31	1.50	90,757	0.61	0.59	2.89	13
SA Fixed Income Intermediate Index Portfolio — Class 1
01/31/21	10.51	0.19	0.28	0.47	(0.20)	—	(0.20)	10.78	4.48	369,686	0.36	0.34	1.77	16
01/31/22	10.78	0.15	(0.42)	(0.27)	(0.14)	(0.01)	(0.15)	10.36	(2.51)	479,748	0.35	0.34	1.38	16
01/31/23	10.36	0.17	(0.62)	(0.45)	(0.14)	(0.00)	(0.14)	9.77	(4.28)	474,835	0.36	0.34	1.73	24
01/31/24	9.77	0.24	0.08	0.32	(0.17)	—	(0.17)	9.92	3.38	450,305	0.36	0.34	2.46	15
01/31/25	9.92	0.28	0.04	0.32	(0.28)	—	(0.28)	9.96	3.23	419,991	0.36	0.34	2.83	18
SA Fixed Income Intermediate Index Portfolio — Class 3
01/31/21	10.49	0.16	0.28	0.44	(0.19)	—	(0.19)	10.74	4.18	32,017	0.61	0.59	1.51	16
01/31/22	10.74	0.12	(0.43)	(0.31)	(0.11)	(0.01)	(0.12)	10.31	(2.83)	39,760	0.60	0.59	1.13	16
01/31/23	10.31	0.14	(0.61)	(0.47)	(0.12)	(0.00)	(0.12)	9.72	(4.52)	41,870	0.61	0.59	1.48	24
01/31/24	9.72	0.21	0.09	0.30	(0.15)	—	(0.15)	9.87	3.18	48,807	0.61	0.59	2.21	15
01/31/25	9.87	0.26	0.03	0.29	(0.26)	—	(0.26)	9.90	2.91	51,850	0.61	0.59	2.59	18

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Franklin BW U.S. Large Cap Value Portfolio — Class 1
01/31/21	$20.13	$0.39	$0.01	$0.40	$(0.40)	$(1.15)	$(1.55)	$18.98	2.46%	$909,235	0.75%	0.70%	2.16%	79%
01/31/22	18.98	0.35	5.16	5.51	(0.43)	(0.16)	(0.59)	23.90	28.99	993,576	0.75	0.70	1.53	58
01/31/23	23.90	0.45	0.12	0.57	(0.41)	(3.92)	(4.33)	20.14	3.71	874,782	0.75	0.70	2.05	49
01/31/24	20.14	0.40	0.21	0.61	(0.49)	(1.94)	(2.43)	18.32	4.57	752,273	0.75	0.70	2.14	43
01/31/25	18.32	0.39	3.81	4.20	(0.45)	(0.22)	(0.67)	21.85	22.93	755,245	0.75	0.70	1.92	60
SA Franklin BW U.S. Large Cap Value Portfolio — Class 2
01/31/21	20.14	0.36	0.02	0.38	(0.37)	(1.15)	(1.52)	19.00	2.34	40,366	0.90	0.85	2.02	79
01/31/22	19.00	0.32	5.15	5.47	(0.40)	(0.16)	(0.56)	23.91	28.75	45,417	0.90	0.85	1.38	58
01/31/23	23.91	0.42	0.12	0.54	(0.37)	(3.92)	(4.29)	20.16	3.57	40,173	0.90	0.85	1.90	49
01/31/24	20.16	0.37	0.21	0.58	(0.45)	(1.94)	(2.39)	18.35	4.42	38,128	0.90	0.85	1.99	43
01/31/25	18.35	0.36	3.81	4.17	(0.42)	(0.22)	(0.64)	21.88	22.73	39,804	0.90	0.85	1.77	60
SA Franklin BW U.S. Large Cap Value Portfolio — Class 3
01/31/21	20.01	0.34	0.01	0.35	(0.35)	(1.15)	(1.50)	18.86	2.20	471,406	1.00	0.95	1.92	79
01/31/22	18.86	0.30	5.11	5.41	(0.38)	(0.16)	(0.54)	23.73	28.65	511,607	1.00	0.95	1.28	58
01/31/23	23.73	0.40	0.11	0.51	(0.34)	(3.92)	(4.26)	19.98	3.47	443,551	1.00	0.95	1.80	49
01/31/24	19.98	0.35	0.20	0.55	(0.43)	(1.94)	(2.37)	18.16	4.28	426,547	1.00	0.95	1.89	43
01/31/25	18.16	0.34	3.77	4.11	(0.40)	(0.22)	(0.62)	21.65	22.63	440,003	1.00	0.95	1.67	60
SA Franklin Small Company Value Portfolio — Class 1
01/31/21	18.07	0.22	1.68	1.90	(0.21)	(0.91)	(1.12)	18.85	11.24	155,162	1.02	0.97	1.36	77
01/31/22	18.85	0.13	3.69	3.82	(0.25)	(1.21)	(1.46)	21.21	19.85	143,267	1.01	0.96	0.60	50
01/31/23	21.21	0.09	(0.33)	(0.24)	(0.14)	(4.23)	(4.37)	16.60	1.11	126,372	1.03	0.97	0.47	52
01/31/24	16.60	0.14	(0.25)	(0.11)	(0.08)	(1.15)	(1.23)	15.26	0.32	105,889	1.05	0.95	0.92	63
01/31/25	15.26	0.17	2.59	2.76	(0.16)	(0.45)	(0.61)	17.41	17.92	106,222	1.03	0.93	1.00	55
SA Franklin Small Company Value Portfolio — Class 3
01/31/21	17.87	0.17	1.66	1.83	(0.17)	(0.91)	(1.08)	18.62	10.92	196,232	1.27	1.22	1.09	77
01/31/22	18.62	0.08	3.63	3.71	(0.20)	(1.21)	(1.41)	20.92	19.54	212,477	1.26	1.21	0.36	50
01/31/23	20.92	0.04	(0.33)	(0.29)	(0.08)	(4.23)	(4.31)	16.32	0.86	191,890	1.28	1.22	0.23	52
01/31/24	16.32	0.10	(0.24)	(0.14)	(0.04)	(1.15)	(1.19)	14.99	0.09	178,308	1.30	1.20	0.67	63
01/31/25	14.99	0.12	2.54	2.66	(0.12)	(0.45)	(0.57)	17.08	17.58	188,163	1.28	1.18	0.75	55

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Franklin Systematic U.S. Large Cap Core Portfolio — Class 1
01/31/21	$16.00	$0.26	$1.28	$1.54	$(0.26)	$(0.14)	$(0.40)	$17.14	9.60%	$148,051	0.66%	0.67%	1.62%	32%
01/31/22	17.14	0.27	3.31	3.58	(0.01)	—	(0.01)	20.71	20.90	156,026	0.57	0.57	1.34	32
01/31/23	20.71	0.27	(1.08)	(0.81)	(0.34)	(2.17)	(2.51)	17.39	(3.06)	129,967	0.58	0.58	1.42	105
01/31/24	17.39	0.18	2.85	3.03	(0.27)	(1.72)	(1.99)	18.43	18.84	129,228	0.60	0.60	1.00	85
01/31/25	18.43	0.16	5.35	5.51	(0.14)	(0.55)	(0.69)	23.25	29.94	208,466	0.56	0.56	0.76	66
SA Franklin Systematic U.S. Large Cap Core Portfolio — Class 3
01/31/21	15.99	0.19	1.29	1.48	(0.23)	(0.14)	(0.37)	17.10	9.27	2,284	0.93	0.93	1.25	32
01/31/22	17.10	0.21	3.33	3.54	—	—	—	20.64	20.70	5,840	0.82	0.82	1.07	32
01/31/23	20.64	0.21	(1.07)	(0.86)	(0.31)	(2.17)	(2.48)	17.30	(3.31)	8,177	0.83	0.83	1.13	105
01/31/24	17.30	0.13	2.83	2.96	(0.24)	(1.72)	(1.96)	18.30	18.53	13,904	0.85	0.85	0.72	85
01/31/25	18.30	0.11	5.30	5.41	(0.11)	(0.55)	(0.66)	23.05	29.60	22,229	0.81	0.81	0.51	66
SA Franklin Systematic U.S. Large Cap Value Portfolio — Class 1
01/31/21	13.78	0.35	1.21	1.56	(0.32)	(1.77)	(2.09)	13.25	11.91	210,465	0.64	0.64	2.73	80
01/31/22	13.25	0.25	2.27	2.52	(0.35)	(0.94)	(1.29)	14.48	18.78	190,080	0.66	0.66	1.65	166
01/31/23	14.48	0.21	(0.39)	(0.18)	(0.27)	(3.24)	(3.51)	10.79	0.36	158,051	0.65	0.65	1.60	111
01/31/24	10.79	0.18	0.38	0.56	(0.19)	—	(0.19)	11.16	5.35	136,794	0.65	0.65	1.72	101
01/31/25	11.16	0.20	2.31	2.51	(0.16)	—	(0.16)	13.51	22.50	267,410	0.64	0.64	1.57	68
SA Franklin Systematic U.S. Large Cap Value Portfolio — Class 2
01/31/21	13.75	0.33	1.20	1.53	(0.29)	(1.77)	(2.06)	13.22	11.74	5,359	0.79	0.79	2.59	80
01/31/22	13.22	0.22	2.27	2.49	(0.33)	(0.94)	(1.27)	14.44	18.59	5,669	0.82	0.82	1.47	166
01/31/23	14.44	0.19	(0.40)	(0.21)	(0.24)	(3.24)	(3.48)	10.75	0.17	5,114	0.80	0.80	1.44	111
01/31/24	10.75	0.17	0.38	0.55	(0.17)	—	(0.17)	11.13	5.28	4,603	0.80	0.80	1.57	101
01/31/25	11.13	0.18	2.30	2.48	(0.14)	—	(0.14)	13.47	22.31	4,923	0.79	0.79	1.43	68
SA Franklin Systematic U.S. Large Cap Value Portfolio — Class 3
01/31/21	13.62	0.31	1.19	1.50	(0.29)	(1.77)	(2.06)	13.06	11.58	201,091	0.89	0.89	2.47	80
01/31/22	13.06	0.20	2.26	2.46	(0.33)	(0.94)	(1.27)	14.25	18.54	239,036	0.92	0.92	1.35	166
01/31/23	14.25	0.17	(0.39)	(0.22)	(0.23)	(3.24)	(3.47)	10.56	0.05	216,008	0.90	0.90	1.35	111
01/31/24	10.56	0.15	0.38	0.53	(0.16)	—	(0.16)	10.93	5.18	216,296	0.90	0.90	1.47	101
01/31/25	10.93	0.16	2.26	2.42	(0.13)	—	(0.13)	13.22	22.15	230,505	0.89	0.89	1.33	68

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Franklin Tactical Opportunities Portfolio — Class 1
01/31/21	$11.05	$0.15	$0.69	$0.84	$(0.15)	$(0.04)	$(0.19)	$11.70	7.65%	$159	0.97%	0.81%	1.38%	61%
01/31/22	11.70	0.13	1.41	1.54	(0.15)	(0.82)	(0.97)	12.27	12.95	183	0.92	0.81	1.05	46
01/31/23	12.27	0.16	(0.99)	(0.83)	(0.14)	(0.50)	(0.64)	10.80	(6.34)	204	0.94	0.81	1.42	46
01/31/24	10.80	0.18	1.07	1.25	(0.19)	(0.01)	(0.20)	11.85	11.63	156	1.01	0.81	1.68	32
01/31/25	11.85	0.19	1.52	1.71	(0.02)	(0.04)	(0.06)	13.50	14.44	183	0.96	0.81	1.50	30(3)
SA Franklin Tactical Opportunities Portfolio — Class 3
01/31/21	11.04	0.12	0.70	0.82	(0.13)	(0.04)	(0.17)	11.69	7.45	70,795	1.22	1.06	1.11	61
01/31/22	11.69	0.10	1.40	1.50	(0.12)	(0.82)	(0.94)	12.25	12.62	78,964	1.17	1.06	0.80	46
01/31/23	12.25	0.13	(0.99)	(0.86)	(0.11)	(0.50)	(0.61)	10.78	(6.57)	81,841	1.19	1.06	1.18	46
01/31/24	10.78	0.15	1.06	1.21	(0.16)	(0.01)	(0.17)	11.82	11.30	93,788	1.26	1.06	1.40	32
01/31/25	11.82	0.16	1.51	1.67	(0.02)	(0.04)	(0.06)	13.43	14.11	103,282	1.21	1.06	1.26	30(3)
SA Global Index Allocation 60/40 Portfolio — Class 1(4)
01/31/21	16.10	0.44	1.40	1.84	(0.27)	(0.18)	(0.45)	17.49	11.48	247	0.26	0.18	2.81	18
01/31/22	17.49	0.22	0.93	1.15	(0.31)	(0.50)	(0.81)	17.83	6.44	96	0.19	0.18	1.15	13
01/31/23	17.83	0.26	(1.33)	(1.07)	(0.05)	(0.15)	(0.20)	16.56	(5.90)	90	0.20	0.18	1.59	13
01/31/24	16.56	0.25	0.96	1.21	(0.29)	(0.51)	(0.80)	16.97	7.77	51	0.20	0.18	1.51	9
01/31/25	16.97	0.31	1.63	1.94	(0.41)	(0.49)	(0.90)	18.01	11.50	100	0.19	0.18	1.75	11
SA Global Index Allocation 60/40 Portfolio — Class 3(4)
01/31/21	16.08	0.27	1.53	1.80	(0.24)	(0.18)	(0.42)	17.46	11.24	68,258	0.51	0.43	1.69	18
01/31/22	17.46	0.19	0.91	1.10	(0.24)	(0.50)	(0.74)	17.82	6.19	86,414	0.46	0.43	1.03	13
01/31/23	17.82	0.22	(1.33)	(1.11)	(0.01)	(0.15)	(0.16)	16.55	(6.14)	84,554	0.45	0.43	1.35	13
01/31/24	16.55	0.25	0.94	1.19	(0.26)	(0.51)	(0.77)	16.97	7.58	94,238	0.45	0.43	1.53	9
01/31/25	16.97	0.31	1.59	1.90	(0.34)	(0.49)	(0.83)	18.04	11.21	103,017	0.44	0.43	1.73	11

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Excludes TBA transactions. Beginning with the period ended January 31, 2025, portfolio turnover rates including TBA transactions are being added as Supplemental Ratios in the table below.
Supplemental Ratios
Portfolio Turnover (including TBA transactions)	01/21	01/22	01/23	01/24	01/25
SA Franklin Tactical Opportunities Portfolio	N/A	N/A	N/A	N/A	37%
(4)	The expense ratios do not include underlying fund expenses that the Portfolio bears indirectly. Additionally, recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests. Accordingly, the ratio of net investment income does not reflect the proportionate share of income from these funds.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Global Index Allocation 75/25 Portfolio — Class 1(3)
01/31/21	$16.00	$0.28	$1.82	$2.10	$(0.25)	$(0.15)	$(0.40)	$17.70	13.13%	$233	0.28%	0.18%	1.76%	19%
01/31/22	17.70	0.24	1.26	1.50	(0.31)	(0.37)	(0.68)	18.52	8.36	114	0.20	0.18	1.26	9
01/31/23	18.52	0.26	(1.39)	(1.13)	(0.06)	(0.21)	(0.27)	17.12	(5.97)	107	0.20	0.18	1.58	10
01/31/24	17.12	0.40	1.03	1.43	(0.30)	(0.62)	(0.92)	17.63	8.85	377	0.20	0.18	2.33	7
01/31/25	17.63	0.35	2.07	2.42	(0.29)	(0.40)	(0.69)	19.36	13.76	430	0.19	0.18	1.85	10
SA Global Index Allocation 75/25 Portfolio — Class 3(3)
01/31/21	15.99	0.24	1.81	2.05	(0.22)	(0.15)	(0.37)	17.67	12.82	59,391	0.53	0.43	1.53	19
01/31/22	17.67	0.19	1.27	1.46	(0.25)	(0.37)	(0.62)	18.51	8.13	84,832	0.46	0.43	1.01	9
01/31/23	18.51	0.23	(1.40)	(1.17)	(0.02)	(0.21)	(0.23)	17.11	(6.21)	84,384	0.45	0.43	1.35	10
01/31/24	17.11	0.26	1.12	1.38	(0.26)	(0.62)	(0.88)	17.61	8.54	96,083	0.45	0.43	1.49	7
01/31/25	17.61	0.29	2.08	2.37	(0.25)	(0.40)	(0.65)	19.33	13.48	104,982	0.44	0.43	1.54	10
SA Global Index Allocation 90/10 Portfolio — Class 1(3)
01/31/21	15.80	0.30	1.88	2.18	—	—	—	17.98	13.80	2,874	0.16	0.18	1.99	19
01/31/22	17.98	0.24	1.71	1.95	(0.21)	(0.20)	(0.41)	19.52	10.75	4,050	0.13	0.14	1.23	5
01/31/23	19.52	0.28	(1.46)	(1.18)	(0.26)	(0.31)	(0.57)	17.77	(5.64)	3,866	0.13	0.13	1.58	8
01/31/24	17.77	0.31	1.36	1.67	(0.35)	(0.65)	(1.00)	18.44	10.01	4,175	0.13	0.13	1.73	7
01/31/25	18.44	0.34	2.57	2.91	(0.31)	(0.50)	(0.81)	20.54	15.78	4,438	0.13	0.13	1.71	9
SA Global Index Allocation 90/10 Portfolio — Class 3(3)
01/31/21	15.79	0.23	1.90	2.13	—	—	—	17.92	13.49	208,445	0.41	0.43	1.47	19
01/31/22	17.92	0.18	1.71	1.89	(0.18)	(0.20)	(0.38)	19.43	10.46	309,369	0.38	0.39	0.94	5
01/31/23	19.43	0.25	(1.47)	(1.22)	(0.22)	(0.31)	(0.53)	17.68	(5.90)	312,721	0.38	0.38	1.44	8
01/31/24	17.68	0.27	1.35	1.62	(0.31)	(0.65)	(0.96)	18.34	9.75	345,990	0.38	0.38	1.51	7
01/31/25	18.34	0.29	2.56	2.85	(0.27)	(0.50)	(0.77)	20.42	15.51	382,766	0.38	0.38	1.47	9

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The expense ratios do not include underlying fund expenses that the Portfolio bears indirectly. Additionally, recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests. Accordingly, the ratio of net investment income does not reflect the proportionate share of income from these funds.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Goldman Sachs Multi-Asset Insights Portfolio — Class 1
01/31/21	$10.63	$0.05	$1.16	$1.21	$(0.04)	$(0.12)	$(0.16)	$11.68	11.40%	$132	1.16%	0.81%	0.42%	164%
01/31/22	11.68	0.07	1.23	1.30	(0.05)	(1.88)	(1.93)	11.05	10.71	146	0.98	0.81	0.57	163
01/31/23	11.05	0.14	(0.99)	(0.85)	—	(0.53)	(0.53)	9.67	(7.26)	135	1.11	0.81	1.38	138
01/31/24	9.67	0.21	0.86	1.07	(0.11)	—	(0.11)	10.63	11.22	149	1.31	0.84	2.14	146
01/31/25	10.63	0.21	1.50	1.71	(0.56)	(0.56)	(1.12)	11.22	16.06	172	1.12(3)	0.83(3)	1.80	165
SA Goldman Sachs Multi-Asset Insights Portfolio — Class 3
01/31/21	10.62	0.02	1.16	1.18	(0.02)	(0.12)	(0.14)	11.66	11.11	41,712	1.42	1.06	0.16	164
01/31/22	11.66	0.04	1.23	1.27	(0.03)	(1.88)	(1.91)	11.02	10.43	38,343	1.23	1.06	0.34	163
01/31/23	11.02	0.11	(0.97)	(0.86)	—	(0.53)	(0.53)	9.63	(7.37)	39,021	1.36	1.07	1.14	138
01/31/24	9.63	0.19	0.84	1.03	(0.09)	—	(0.09)	10.57	10.80	44,489	1.56	1.09	1.89	146
01/31/25	10.57	0.18	1.50	1.68	(0.51)	(0.56)	(1.07)	11.18	15.86	50,135	1.37(3)	1.08(3)	1.55	165
SA Index Allocation 60/40 Portfolio — Class 1(4)
01/31/21	11.96	0.41	1.14	1.55	(0.19)	(0.21)	(0.40)	13.11	12.98	398	0.16	0.18	3.21	18
01/31/22	13.11	0.30	0.91	1.21	(0.04)	(0.15)	(0.19)	14.13	9.12	738	0.15	0.15	2.16	12
01/31/23	14.13	0.02	(0.98)	(0.96)	(0.20)	(0.45)	(0.65)	12.52	(6.38)	326	0.14	0.14	0.15	10
01/31/24	12.52	0.20	0.99	1.19	(0.22)	(0.54)	(0.76)	12.95	10.02	355	0.14	0.14	1.58	8
01/31/25	12.95	0.26	1.59	1.85	(0.20)	(0.44)	(0.64)	14.16	14.30	403	0.14	0.14	1.85	6
SA Index Allocation 60/40 Portfolio — Class 3(4)
01/31/21	11.95	0.17	1.34	1.51	(0.16)	(0.21)	(0.37)	13.09	12.69	192,400	0.41	0.43	1.43	18
01/31/22	13.09	0.14	1.04	1.18	(0.01)	(0.15)	(0.16)	14.11	8.95	239,442	0.40	0.40	1.02	12
01/31/23	14.11	0.15	(1.14)	(0.99)	(0.17)	(0.45)	(0.62)	12.50	(6.62)	236,977	0.39	0.39	1.14	10
01/31/24	12.50	0.17	0.97	1.14	(0.18)	(0.54)	(0.72)	12.92	9.69	257,023	0.39	0.39	1.33	8
01/31/25	12.92	0.21	1.61	1.82	(0.17)	(0.44)	(0.61)	14.13	14.08	275,167	0.39	0.39	1.52	6

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Includes interest expense of 0.02% relating to derivative or other investment activity.
(4)	The expense ratios do not include underlying fund expenses that the Portfolio bears indirectly. Additionally, recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests. Accordingly, the ratio of net investment income does not reflect the proportionate share of income from these funds.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Index Allocation 80/20 Portfolio — Class 1(3)
01/31/21	$12.31	$0.20	$1.61	$1.81	$—	$(0.07)	$(0.07)	$14.05	14.74%	$2,361	0.13%	0.13%	1.61%	14%
01/31/22	14.05	0.12	1.76	1.88	(0.19)	(0.27)	(0.46)	15.47	13.25	2,240	0.13	0.13	0.78	8
01/31/23	15.47	0.15	(1.17)	(1.02)	(0.23)	(0.45)	(0.68)	13.77	(6.17)	2,041	0.13	0.13	1.04	8
01/31/24	13.77	0.25	1.32	1.57	(0.25)	(0.69)	(0.94)	14.40	12.16	3,154	0.13	0.13	1.79	5
01/31/25	14.40	0.24	2.33	2.57	(0.21)	(0.53)	(0.74)	16.23	17.91	2,990	0.12	0.12	1.50	5
SA Index Allocation 80/20 Portfolio — Class 3(3)
01/31/21	12.31	0.17	1.60	1.77	—	(0.07)	(0.07)	14.01	14.41	353,994	0.38	0.38	1.37	14
01/31/22	14.01	0.15	1.70	1.85	(0.17)	(0.27)	(0.44)	15.42	13.03	457,921	0.38	0.38	0.95	8
01/31/23	15.42	0.15	(1.20)	(1.05)	(0.20)	(0.45)	(0.65)	13.72	(6.43)	450,620	0.38	0.38	1.12	8
01/31/24	13.72	0.17	1.36	1.53	(0.22)	(0.69)	(0.91)	14.34	11.86	490,613	0.38	0.38	1.25	5
01/31/25	14.34	0.20	2.32	2.52	(0.18)	(0.53)	(0.71)	16.15	17.59	529,414	0.37	0.37	1.28	5
SA Index Allocation 90/10 Portfolio — Class 1(3)
01/31/21	12.47	0.21	1.67	1.88	—	(0.07)	(0.07)	14.28	15.07	4,493	0.12	0.12	1.72	15
01/31/22	14.28	0.19	2.01	2.20	(0.19)	(0.27)	(0.46)	16.02	15.23	6,573	0.11	0.11	1.19	6
01/31/23	16.02	0.34	(1.39)	(1.05)	(0.24)	(0.41)	(0.65)	14.32	(6.13)	9,153	0.11	0.11	2.45	6
01/31/24	14.32	0.07	1.72	1.79	(0.27)	(0.72)	(0.99)	15.12	13.28	8,266	0.12	0.12	0.48	5
01/31/25	15.12	0.21	2.72	2.93	(0.22)	(0.57)	(0.79)	17.26	19.40	8,593	0.11	0.11	1.28	4
SA Index Allocation 90/10 Portfolio — Class 3(3)
01/31/21	12.47	0.17	1.68	1.85	—	(0.07)	(0.07)	14.25	14.83	923,121	0.37	0.37	1.37	15
01/31/22	14.25	0.15	2.01	2.16	(0.17)	(0.27)	(0.44)	15.97	14.94	1,219,687	0.36	0.36	0.94	6
01/31/23	15.97	0.16	(1.24)	(1.08)	(0.21)	(0.41)	(0.62)	14.27	(6.40)	1,198,066	0.36	0.36	1.15	6
01/31/24	14.27	0.18	1.57	1.75	(0.24)	(0.72)	(0.96)	15.06	12.98	1,330,038	0.37	0.37	1.26	5
01/31/25	15.06	0.20	2.68	2.88	(0.19)	(0.57)	(0.76)	17.18	19.09	1,482,257	0.36	0.36	1.21	4

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The expense ratios do not include underlying fund expenses that the Portfolio bears indirectly. Additionally, recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests. Accordingly, the ratio of net investment income does not reflect the proportionate share of income from these funds.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA International Index Portfolio — Class 1
01/31/21	$11.41	$0.19	$0.83	$1.02	$(0.24)	$—	$(0.24)	$12.19	9.08%	$631,310	0.51%	0.51%	1.77%	9%
01/31/22	12.19	0.28	0.67	0.95	(0.18)	(0.03)	(0.21)	12.93	7.73	741,330	0.48	0.48	2.14	8
01/31/23	12.93	0.30	(0.83)	(0.53)	(0.29)	(0.03)	(0.32)	12.08	(3.60)	714,852	0.50	0.50	2.64	4
01/31/24	12.08	0.31	0.62	0.93	(0.30)	—	(0.30)	12.71	7.98	711,797	0.49	0.49	2.54	4
01/31/25	12.71	0.32	0.77	1.09	(0.35)	—	(0.35)	13.45	8.61	794,261	0.48	0.48	2.40	9
SA International Index Portfolio — Class 3
01/31/21	11.38	0.14	0.85	0.99	(0.23)	—	(0.23)	12.14	8.85	10,671	0.77	0.77	1.30	9
01/31/22	12.14	0.23	0.68	0.91	(0.17)	(0.03)	(0.20)	12.85	7.41	18,379	0.73	0.73	1.78	8
01/31/23	12.85	0.25	(0.80)	(0.55)	(0.28)	(0.03)	(0.31)	11.99	(3.88)	23,620	0.75	0.75	2.27	4
01/31/24	11.99	0.27	0.64	0.91	(0.28)	—	(0.28)	12.62	7.83	28,507	0.74	0.74	2.20	4
01/31/25	12.62	0.29	0.76	1.05	(0.33)	—	(0.33)	13.34	8.29	33,971	0.73	0.73	2.15	9
SA Invesco Growth Opportunities Portfolio — Class 1
01/31/21	8.76	(0.06)	4.98	4.92	—	(1.31)	(1.31)	12.37	58.68	215,397	0.79	0.79	(0.57)	58
01/31/22	12.37	(0.08)	(1.07)	(1.15)	—	(1.51)	(1.51)	9.71	(12.13)	152,667	0.78	0.78	(0.60)	39
01/31/23	9.71	(0.02)	(1.75)	(1.77)	—	(1.96)	(1.96)	5.98	(16.20)	110,756	0.80	0.80	(0.22)	58
01/31/24	5.98	(0.02)	0.20	0.18	—	—	—	6.16	3.01	136,790	0.81	0.81	(0.30)	68
01/31/25	6.16	(0.03)	1.34	1.31	—	—	—	7.47	21.27	140,439	0.80	0.80	(0.39)	55
SA Invesco Growth Opportunities Portfolio — Class 2
01/31/21	8.30	(0.07)	4.70	4.63	—	(1.31)	(1.31)	11.62	58.43	4,119	0.94	0.94	(0.72)	58
01/31/22	11.62	(0.09)	(0.98)	(1.07)	—	(1.51)	(1.51)	9.04	(12.22)	3,126	0.93	0.93	(0.75)	39
01/31/23	9.04	(0.03)	(1.64)	(1.67)	—	(1.96)	(1.96)	5.41	(16.29)	2,505	0.95	0.95	(0.37)	58
01/31/24	5.41	(0.02)	0.16	0.14	—	—	—	5.55	2.59	2,413	0.97	0.97	(0.44)	68
01/31/25	5.55	(0.03)	1.21	1.18	—	—	—	6.73	21.26	2,405	0.95	0.95	(0.54)	55
SA Invesco Growth Opportunities Portfolio — Class 3
01/31/21	8.03	(0.07)	4.53	4.46	—	(1.31)	(1.31)	11.18	58.28	162,516	1.04	1.04	(0.81)	58
01/31/22	11.18	(0.10)	(0.93)	(1.03)	—	(1.51)	(1.51)	8.64	(12.34)	149,304	1.03	1.03	(0.85)	39
01/31/23	8.64	(0.03)	(1.58)	(1.61)	—	(1.96)	(1.96)	5.07	(16.34)	145,543	1.05	1.05	(0.47)	58
01/31/24	5.07	(0.03)	0.16	0.13	—	—	—	5.20	2.56	143,182	1.07	1.07	(0.54)	68
01/31/25	5.20	(0.04)	1.13	1.09	—	—	—	6.29	20.96	150,564	1.05	1.05	(0.64)	55

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Janus Focused Growth Portfolio — Class 1
01/31/21	$16.93	$(0.02)	$5.49	$5.47	$(0.01)	$(1.40)	$(1.41)	$20.99	32.65%	$348,913	0.88%	0.78%	(0.12)%	42%
01/31/22	20.99	(0.06)	3.21	3.15	—	(2.42)	(2.42)	21.72	13.57	344,771	0.88	0.78	(0.26)	35
01/31/23	21.72	0.01	(4.97)	(4.96)	—	(3.75)	(3.75)	13.01	(20.35)	251,886	0.89	0.79	0.08	46
01/31/24	13.01	0.01	4.32	4.33	—	—	—	17.34	33.28	255,612	0.90	0.80	0.08	32
01/31/25	17.34	(0.02)	4.77	4.75	—	(0.92)	(0.92)	21.17	27.42	246,625	0.89	0.79	(0.08)	36
SA Janus Focused Growth Portfolio — Class 2
01/31/21	16.48	(0.05)	5.34	5.29	—	(1.40)	(1.40)	20.37	32.42	10,602	1.03	0.93	(0.27)	42
01/31/22	20.37	(0.10)	3.13	3.03	—	(2.42)	(2.42)	20.98	13.39	10,260	1.03	0.93	(0.41)	35
01/31/23	20.98	(0.01)	(4.82)	(4.83)	—	(3.75)	(3.75)	12.40	(20.45)	6,874	1.04	0.94	(0.07)	46
01/31/24	12.40	(0.01)	4.11	4.10	—	—	—	16.50	33.06	8,019	1.05	0.95	(0.08)	32
01/31/25	16.50	(0.04)	4.52	4.48	—	(0.92)	(0.92)	20.06	27.17	8,594	1.04	0.94	(0.23)	36
SA Janus Focused Growth Portfolio — Class 3
01/31/21	16.15	(0.07)	5.24	5.17	—	(1.40)	(1.40)	19.92	32.34	162,352	1.13	1.03	(0.37)	42
01/31/22	19.92	(0.12)	3.06	2.94	—	(2.42)	(2.42)	20.44	13.24	176,685	1.13	1.03	(0.51)	35
01/31/23	20.44	(0.02)	(4.71)	(4.73)	—	(3.75)	(3.75)	11.96	(20.51)	152,452	1.14	1.04	(0.16)	46
01/31/24	11.96	(0.02)	3.95	3.93	—	—	—	15.89	32.86	174,238	1.15	1.05	(0.18)	32
01/31/25	15.89	(0.06)	4.37	4.31	—	(0.92)	(0.92)	19.28	27.15	190,941	1.14	1.04	(0.33)	36
SA JPMorgan Diversified Balanced Portfolio — Class 1
01/31/21	19.05	0.25	2.42	2.67	(0.43)	(0.51)	(0.94)	20.78	14.25	74,003	0.85	0.79	1.32	114
01/31/22	20.78	0.25	1.49	1.74(3)	(0.15)	(1.05)	(1.20)	21.32	8.18	165,419	0.72	0.70	1.17	109(4)
01/31/23	21.32	0.31	(2.34)	(2.03)	(0.23)	(2.57)	(2.80)	16.49	(8.27)	132,303	0.71	0.71	1.68	73
01/31/24	16.49	0.33	1.26	1.59	(0.27)	—	(0.27)	17.81	9.81	127,180	0.72	0.72	1.97	74
01/31/25	17.81	0.40	1.74	2.14	(0.34)	—	(0.34)	19.61	12.03(5)	122,727	0.72	0.69	2.12	65
SA JPMorgan Diversified Balanced Portfolio — Class 2
01/31/21	19.01	0.22	2.41	2.63	(0.40)	(0.51)	(0.91)	20.73	14.06	11,545	1.00	0.94	1.15	114
01/31/22	20.73	0.23	1.48	1.71(3)	(0.14)	(1.05)	(1.19)	21.25	8.02	21,160	0.86	0.84	1.04	109(4)
01/31/23	21.25	0.28	(2.34)	(2.06)	(0.20)	(2.57)	(2.77)	16.42	(8.41)	18,480	0.86	0.86	1.53	73
01/31/24	16.42	0.30	1.26	1.56	(0.24)	—	(0.24)	17.74	9.67	17,952	0.87	0.87	1.82	74
01/31/25	17.74	0.37	1.73	2.10	(0.31)	—	(0.31)	19.53	11.86(5)	17,634	0.87	0.84	1.97	65
SA JPMorgan Diversified Balanced Portfolio — Class 3
01/31/21	18.90	0.20	2.41	2.61	(0.39)	(0.51)	(0.90)	20.61	14.00	227,445	1.10	1.04	1.05	114
01/31/22	20.61	0.21	1.47	1.68(3)	(0.12)	(1.05)	(1.17)	21.12	7.93	321,115	0.96	0.94	0.97	109(4)
01/31/23	21.12	0.26	(2.33)	(2.07)	(0.18)	(2.57)	(2.75)	16.30	(8.53)	288,124	0.96	0.96	1.43	73
01/31/24	16.30	0.28	1.26	1.54	(0.23)	—	(0.23)	17.61	9.57	294,516	0.97	0.97	1.72	74
01/31/25	17.61	0.35	1.72	2.07	(0.30)	—	(0.30)	19.38	11.73(5)	298,145	0.97	0.94	1.87	65

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Includes the effect of a merger.
(4)	Excludes purchases/sales due to merger.
(5)	The Portfolio’s performance figure was decreased by 0.00% from losses on the disposal of investments in violation of investment restrictions.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA JPMorgan Emerging Markets Portfolio — Class 1
01/31/21	$8.08	$0.11	$2.15	$2.26	$(0.16)	$—	$(0.16)	$10.18	28.27%(3)	$107,020	1.19%	1.07%	1.31%	74%
01/31/22	10.18	0.24	(0.58)	(0.34)	(0.18)	—	(0.18)	9.66	(3.39)	88,201	1.25	1.14	2.35	64
01/31/23	9.66	0.26	(2.05)	(1.79)	(0.23)	(0.06)	(0.29)	7.58	(18.05)	72,415	1.28	1.16	3.35	66
01/31/24	7.58	0.16	(0.33)	(0.17)	(0.29)	—	(0.29)	7.12	(2.03)	67,353	1.31	1.18	2.17	68
01/31/25	7.12	0.19	1.09	1.28	(0.24)	—	(0.24)	8.16	17.97	64,136	1.33	1.21	2.35	64
SA JPMorgan Emerging Markets Portfolio — Class 2
01/31/21	8.04	0.10	2.14	2.24	(0.15)	—	(0.15)	10.13	28.09(3)	3,371	1.34	1.22	1.15	74
01/31/22	10.13	0.22	(0.57)	(0.35)	(0.17)	—	(0.17)	9.61	(3.53)	3,141	1.40	1.29	2.09	64
01/31/23	9.61	0.23	(2.02)	(1.79)	(0.21)	(0.06)	(0.27)	7.55	(18.14)	2,426	1.43	1.31	3.01	66
01/31/24	7.55	0.15	(0.33)	(0.18)	(0.28)	—	(0.28)	7.09	(2.21)	2,111	1.46	1.33	2.04	68
01/31/25	7.09	0.18	1.08	1.26	(0.23)	—	(0.23)	8.12	17.72	2,119	1.48	1.36	2.19	64
SA JPMorgan Emerging Markets Portfolio — Class 3
01/31/21	7.98	0.09	2.11	2.20	(0.14)	—	(0.14)	10.04	27.82(3)	146,241	1.44	1.32	1.07	74
01/31/22	10.04	0.21	(0.57)	(0.36)	(0.16)	—	(0.16)	9.52	(3.64)	150,043	1.50	1.39	2.06	64
01/31/23	9.52	0.23	(2.01)	(1.78)	(0.20)	(0.06)	(0.26)	7.48	(18.18)	122,292	1.54	1.42	2.98	66
01/31/24	7.48	0.14	(0.32)	(0.18)	(0.28)	—	(0.28)	7.02	(2.33)	113,467	1.56	1.43	1.93	68
01/31/25	7.02	0.17	1.07	1.24	(0.22)	—	(0.22)	8.04	17.66	119,038	1.58	1.46	2.09	64
SA JPMorgan Equity-Income Portfolio — Class 1
01/31/21	35.77	0.71	0.18	0.89	(0.72)	(2.52)	(3.24)	33.42	2.68	838,072	0.57	0.57	2.20	30
01/31/22	33.42	0.69	8.63	9.32	(0.74)	(1.32)	(2.06)	40.68	27.93	926,960	0.57	0.57	1.75	19
01/31/23	40.68	0.80	(0.57)	0.23	(0.77)	(4.48)	(5.25)	35.66	1.26	779,389	0.57	0.57	2.09	10
01/31/24	35.66	0.73	(0.43)	0.30	(0.87)	(3.26)	(4.13)	31.83	1.99	626,754	0.58	0.58	2.20	13
01/31/25	31.83	0.68	5.15	5.83	(0.86)	(2.48)	(3.34)	34.32	18.31	515,610	0.58	0.58	1.98	19
SA JPMorgan Equity-Income Portfolio — Class 2
01/31/21	35.73	0.67	0.16	0.83	(0.66)	(2.52)	(3.18)	33.38	2.51	9,134	0.72	0.72	2.06	30
01/31/22	33.38	0.63	8.61	9.24	(0.69)	(1.32)	(2.01)	40.61	27.72	11,767	0.72	0.72	1.60	19
01/31/23	40.61	0.74	(0.56)	0.18	(0.71)	(4.48)	(5.19)	35.60	1.12	10,194	0.72	0.72	1.94	10
01/31/24	35.60	0.68	(0.43)	0.25	(0.81)	(3.26)	(4.07)	31.78	1.83	9,186	0.73	0.73	2.04	13
01/31/25	31.78	0.62	5.15	5.77	(0.81)	(2.48)	(3.29)	34.26	18.15	10,214	0.73	0.73	1.82	19
SA JPMorgan Equity-Income Portfolio — Class 3
01/31/21	35.54	0.62	0.16	0.78	(0.64)	(2.52)	(3.16)	33.16	2.37	255,619	0.82	0.82	1.94	30
01/31/22	33.16	0.59	8.57	9.16	(0.67)	(1.32)	(1.99)	40.33	27.65	326,372	0.82	0.82	1.50	19
01/31/23	40.33	0.70	(0.56)	0.14	(0.68)	(4.48)	(5.16)	35.31	1.02	321,279	0.82	0.82	1.85	10
01/31/24	35.31	0.64	(0.43)	0.21	(0.79)	(3.26)	(4.05)	31.47	1.71	334,321	0.83	0.83	1.94	13
01/31/25	31.47	0.58	5.10	5.68	(0.78)	(2.48)	(3.26)	33.89	18.04	365,778	0.83	0.83	1.72	19

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The Portfolio’s performance figure was increased by 0.00% from gains on the disposal of investments in violation of investment restrictions.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA JPMorgan Global Equities Portfolio — Class 1
01/31/21	$18.52	$0.35	$1.60	$1.95	$(0.27)	$(0.50)	$(0.77)	$19.70	10.85%	$332,093	0.79%	0.79%	2.00%	74%
01/31/22	19.70	0.27	3.41	3.68	(0.39)	—	(0.39)	22.99	18.63	321,424	0.80	0.80	1.17	49
01/31/23	22.99	0.30	(2.10)	(1.80)	(0.37)	(3.62)	(3.99)	17.20	(5.92)	258,370	0.82	0.82	1.53	32
01/31/24	17.20	0.19	2.81	3.00	(0.28)	(0.62)	(0.90)	19.30	18.05	259,066	0.83	0.83	1.04	54
01/31/25	19.30	0.19	4.11	4.30	(0.29)	(1.56)	(1.85)	21.75	22.25	251,440	0.83	0.83	0.90	66
SA JPMorgan Global Equities Portfolio — Class 2
01/31/21	18.48	0.33	1.59	1.92	(0.24)	(0.50)	(0.74)	19.66	10.68	3,134	0.94	0.94	1.85	74
01/31/22	19.66	0.23	3.40	3.63	(0.36)	—	(0.36)	22.93	18.41	3,182	0.95	0.95	1.02	49
01/31/23	22.93	0.27	(2.09)	(1.82)	(0.33)	(3.62)	(3.95)	17.16	(6.06)	2,596	0.97	0.97	1.38	32
01/31/24	17.16	0.16	2.81	2.97	(0.25)	(0.62)	(0.87)	19.26	17.90	2,589	0.98	0.98	0.89	54
01/31/25	19.26	0.16	4.09	4.25	(0.26)	(1.56)	(1.82)	21.69	22.02	2,803	0.98	0.98	0.73	66
SA JPMorgan Global Equities Portfolio — Class 3
01/31/21	18.35	0.30	1.58	1.88	(0.23)	(0.50)	(0.73)	19.50	10.53	40,619	1.04	1.04	1.73	74
01/31/22	19.50	0.20	3.38	3.58	(0.35)	—	(0.35)	22.73	18.32	52,707	1.05	1.05	0.90	49
01/31/23	22.73	0.24	(2.07)	(1.83)	(0.32)	(3.62)	(3.94)	16.96	(6.19)	48,427	1.07	1.07	1.26	32
01/31/24	16.96	0.14	2.78	2.92	(0.23)	(0.62)	(0.85)	19.03	17.84	53,419	1.08	1.08	0.78	54
01/31/25	19.03	0.13	4.04	4.17	(0.24)	(1.56)	(1.80)	21.40	21.89	59,625	1.08	1.08	0.63	66
SA JPMorgan Large Cap Core Portfolio — Class 1
01/31/21	22.56	0.19	2.72	2.91	(0.25)	(1.61)	(1.86)	23.61	13.19	345,113	0.77	0.76	0.88	52
01/31/22	23.61	0.15	4.75	4.90	(0.18)	(1.24)	(1.42)	27.09	20.40	393,771	0.76	0.71	0.55	52
01/31/23	27.09	0.15	(3.51)	(3.36)	(0.24)	(5.56)	(5.80)	17.93	(10.40)	301,022	0.78	0.73	0.66	62
01/31/24	17.93	0.16	3.76	3.92	(0.15)	(0.63)	(0.78)	21.07	22.35	302,716	0.81	0.75	0.83	118
01/31/25	21.07	0.11	5.14	5.25	(0.09)	(2.60)	(2.69)	23.63	24.76	406,834	0.77	0.70	0.46	58
SA JPMorgan Large Cap Core Portfolio — Class 2
01/31/21	22.56	0.16	2.71	2.87	(0.21)	(1.61)	(1.82)	23.61	13.02	3,673	0.92	0.91	0.74	52
01/31/22	23.61	0.11	4.74	4.85	(0.14)	(1.24)	(1.38)	27.08	20.20	3,636	0.91	0.86	0.41	52
01/31/23	27.08	0.11	(3.49)	(3.38)	(0.20)	(5.56)	(5.76)	17.94	(10.52)	3,010	0.93	0.88	0.51	62
01/31/24	17.94	0.13	3.76	3.89	(0.12)	(0.63)	(0.75)	21.08	22.15	3,275	0.96	0.90	0.67	118
01/31/25	21.08	0.07	5.15	5.22	(0.06)	(2.60)	(2.66)	23.64	24.59	3,617	0.92	0.85	0.32	58
SA JPMorgan Large Cap Core Portfolio — Class 3
01/31/21	22.44	0.14	2.69	2.83	(0.19)	(1.61)	(1.80)	23.47	12.90	108,689	1.02	1.01	0.63	52
01/31/22	23.47	0.08	4.72	4.80	(0.12)	(1.24)	(1.36)	26.91	20.11	118,427	1.01	0.96	0.31	52
01/31/23	26.91	0.09	(3.48)	(3.39)	(0.17)	(5.56)	(5.73)	17.79	(10.61)	104,992	1.03	0.98	0.40	62
01/31/24	17.79	0.11	3.72	3.83	(0.10)	(0.63)	(0.73)	20.89	21.99	115,796	1.06	1.00	0.57	118
01/31/25	20.89	0.05	5.10	5.15	(0.04)	(2.60)	(2.64)	23.40	24.47	128,361	1.02	0.95	0.22	58

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA JPMorgan MFS Core Bond Portfolio — Class 1
01/31/21	$9.41	$0.21	$0.31	$0.52	$(0.26)	$—	$(0.26)	$9.67	5.53%	$1,058,040	0.64%	0.54%	2.18%	98%
01/31/22	9.67	0.18	(0.40)	(0.22)	(0.25)	(0.08)	(0.33)	9.12	(2.34)	1,068,190	0.63	0.53	1.90	115
01/31/23	9.12	0.22	(0.98)	(0.76)	(0.21)	—	(0.21)	8.15	(8.17)	896,640	0.63	0.53	2.67	82
01/31/24	8.15	0.30	(0.08)	0.22	(0.24)	—	(0.24)	8.13	2.88	874,967	0.64	0.54	3.72	43
01/31/25	8.13	0.32	(0.09)	0.23	(0.31)	—	(0.31)	8.05	2.79(3)	911,255	0.64	0.54	3.87	33(4)
SA JPMorgan MFS Core Bond Portfolio — Class 2
01/31/21	9.38	0.19	0.31	0.50	(0.24)	—	(0.24)	9.64	5.40	7,951	0.79	0.69	2.03	98
01/31/22	9.64	0.17	(0.41)	(0.24)	(0.23)	(0.08)	(0.31)	9.09	(2.50)	7,289	0.78	0.68	1.75	115
01/31/23	9.09	0.21	(0.98)	(0.77)	(0.19)	—	(0.19)	8.13	(8.29)	5,268	0.78	0.68	2.49	82
01/31/24	8.13	0.29	(0.08)	0.21	(0.23)	—	(0.23)	8.11	2.72	5,479	0.79	0.69	3.58	43
01/31/25	8.11	0.30	(0.09)	0.21	(0.29)	—	(0.29)	8.03	2.64(3)	5,268	0.79	0.69	3.72	33(4)
SA JPMorgan MFS Core Bond Portfolio — Class 3
01/31/21	9.31	0.18	0.31	0.49	(0.23)	—	(0.23)	9.57	5.34	982,225	0.89	0.79	1.93	98
01/31/22	9.57	0.15	(0.39)	(0.24)	(0.23)	(0.08)	(0.31)	9.02	(2.58)	991,411	0.88	0.78	1.65	115
01/31/23	9.02	0.20	(0.98)	(0.78)	(0.18)	—	(0.18)	8.06	(8.46)	812,464	0.88	0.78	2.41	82
01/31/24	8.06	0.28	(0.08)	0.20	(0.22)	—	(0.22)	8.04	2.64	832,500	0.89	0.79	3.47	43
01/31/25	8.04	0.29	(0.08)	0.21	(0.29)	—	(0.29)	7.96	2.57(3)	831,614	0.89	0.79	3.62	33(4)
SA JPMorgan Mid-Cap Growth Portfolio — Class 1
01/31/21	20.25	(0.08)	8.65	8.57	(0.04)	(2.94)	(2.98)	25.84	43.80	274,202	0.80	0.80	(0.34)	64
01/31/22	25.84	(0.12)	(0.09)	(0.21)(5)	—	(3.16)	(3.16)	22.47	(2.91)	307,277	0.79	0.79	(0.44)	81(6)
01/31/23	22.47	(0.06)	(2.71)	(2.77)	—	(4.86)	(4.86)	14.84	(9.72)	247,991	0.80	0.79	(0.32)	42
01/31/24	14.84	(0.04)	2.20	2.16	—	—	—	17.00	14.56	245,624	0.80	0.79	(0.29)	49
01/31/25	17.00	(0.06)	3.74	3.68	—	—	—	20.68	21.65	247,971	0.79	0.79	(0.31)	59
SA JPMorgan Mid-Cap Growth Portfolio — Class 2
01/31/21	19.37	(0.11)	8.26	8.15	(0.01)	(2.94)	(2.95)	24.57	43.59	18,887	0.95	0.95	(0.49)	64
01/31/22	24.57	(0.15)	(0.06)	(0.21)(5)	—	(3.16)	(3.16)	21.20	(3.07)	19,013	0.94	0.94	(0.59)	81(6)
01/31/23	21.20	(0.08)	(2.59)	(2.67)	—	(4.86)	(4.86)	13.67	(9.84)	14,834	0.95	0.94	(0.48)	42
01/31/24	13.67	(0.06)	2.02	1.96	—	—	—	15.63	14.34	14,557	0.95	0.94	(0.44)	49
01/31/25	15.63	(0.08)	3.44	3.36	—	—	—	18.99	21.50	14,865	0.94	0.94	(0.46)	59
SA JPMorgan Mid-Cap Growth Portfolio — Class 3
01/31/21	18.84	(0.12)	8.02	7.90	—	(2.94)	(2.94)	23.80	43.49	225,018	1.05	1.05	(0.59)	64
01/31/22	23.80	(0.17)	(0.04)	(0.21)(5)	—	(3.16)	(3.16)	20.43	(3.17)	361,316	1.04	1.04	(0.69)	81(6)
01/31/23	20.43	(0.09)	(2.52)	(2.61)	—	(4.86)	(4.86)	12.96	(9.93)	347,093	1.05	1.04	(0.57)	42
01/31/24	12.96	(0.07)	1.91	1.84	—	—	—	14.80	14.20	382,722	1.05	1.04	(0.54)	49
01/31/25	14.80	(0.09)	3.26	3.17	—	—	—	17.97	21.42	448,533	1.04	1.04	(0.57)	59

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The Portfolio’s performance figure was increased by 0.00% from gains on the disposal of investments in violation of investment restrictions.
(4)	Beginning with the period ended January 31, 2025, portfolio turnover rates included in this table exclude TBA transactions. Prior period portfolio turnover rates include TBA transactions. See the Supplemental Ratios table below for the current period ratios including TBA transactions.
Supplemental Ratios
Portfolio Turnover (including TBA transactions)	01/21	01/22	01/23	01/24	01/25
SA JPMorgan MFS Core Bond Portfolio	N/A	N/A	N/A	N/A	63%
(5)	Includes the effect of a merger.
(6)	Excludes purchases/sales due to merger.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA JPMorgan Ultra-Short Bond Portfolio — Class 1^
01/31/21	$10.65	$0.02	$(0.01)	$0.01	$(0.17)	$—	$(0.17)	$10.49	0.11%	$142,266	0.51%	0.51%	0.20%	110%
01/31/22	10.49	(0.03)	(0.06)	(0.09)	(0.01)	—	(0.01)	10.39	(0.90)	128,627	0.50	0.50	(0.32)	110
01/31/23	10.39	0.12	(0.20)	(0.08)	—	—	—	10.31	(0.77)	140,713	0.51	0.51	1.14	115
01/31/24	10.31	0.35	0.12	0.47	(0.12)	—	(0.12)	10.66	4.62	119,860	0.51	0.51	3.29	47
01/31/25	10.66	0.52	0.04	0.56	(0.42)	—	(0.42)	10.80	5.30	107,255	0.53	0.53	4.77	118
SA JPMorgan Ultra-Short Bond Portfolio — Class 2^
01/31/21	10.52	0.00	(0.00)	(0.00)	(0.16)	—	(0.16)	10.36	(0.03)	14,805	0.66	0.66	0.01	110
01/31/22	10.36	(0.05)	(0.06)	(0.11)	—	—	—	10.25	(1.06)	12,729	0.65	0.65	(0.46)	110
01/31/23	10.25	0.09	(0.18)	(0.09)	—	—	—	10.16	(0.88)	10,969	0.66	0.66	0.91	115
01/31/24	10.16	0.33	0.13	0.46	(0.11)	—	(0.11)	10.51	4.50	9,678	0.66	0.66	3.15	47
01/31/25	10.51	0.49	0.04	0.53	(0.40)	—	(0.40)	10.64	5.11	9,573	0.68	0.68	4.62	118
SA JPMorgan Ultra-Short Bond Portfolio — Class 3^
01/31/21	10.42	(0.01)	(0.00)	(0.01)	(0.15)	—	(0.15)	10.26	(0.08)	233,226	0.76	0.76	(0.11)	110
01/31/22	10.26	(0.06)	(0.05)	(0.11)	—	—	—	10.15	(1.07)	227,418	0.75	0.75	(0.56)	110
01/31/23	10.15	0.09	(0.20)	(0.11)	—	—	—	10.04	(1.08)	236,563	0.76	0.76	0.87	115
01/31/24	10.04	0.31	0.13	0.44	(0.10)	—	(0.10)	10.38	4.38	228,009	0.76	0.76	3.07	47
01/31/25	10.38	0.48	0.04	0.52	(0.39)	—	(0.39)	10.51	5.07	220,071	0.78	0.78	4.52	118
SA Large Cap Growth Index Portfolio — Class 1
01/31/21	19.16	0.15	5.40	5.55	(0.26)	(0.51)	(0.77)	23.94	29.12	295,788	0.36	0.35	0.73	32
01/31/22	23.94	0.10	5.09	5.19	(0.17)	(1.56)	(1.73)	27.40	21.21	300,040	0.36	0.35	0.38	31
01/31/23	27.40	0.14	(5.58)	(5.44)	(0.10)	(3.27)	(3.37)	18.59	(18.85)	241,019	0.37	0.35	0.64	39
01/31/24	18.59	0.19	4.57	4.76	(0.10)	(0.49)	(0.59)	22.76	25.99	435,365	0.37	0.35	0.90	55
01/31/25	22.76	0.09	7.93	8.02	(0.15)	(0.90)	(1.05)	29.73	35.37(3)	602,810	0.36	0.35	0.33	58
SA Large Cap Growth Index Portfolio — Class 3
01/31/21	19.12	0.09	5.38	5.47	(0.21)	(0.51)	(0.72)	23.87	28.79	16,655	0.60	0.60	0.45	32
01/31/22	23.87	0.03	5.08	5.11	(0.15)	(1.56)	(1.71)	27.27	20.91	31,767	0.61	0.60	0.11	31
01/31/23	27.27	0.09	(5.56)	(5.47)	(0.06)	(3.27)	(3.33)	18.47	(19.07)	38,667	0.62	0.60	0.40	39
01/31/24	18.47	0.14	4.54	4.68	(0.06)	(0.49)	(0.55)	22.60	25.70	52,268	0.62	0.60	0.66	55
01/31/25	22.60	0.02	7.87	7.89	(0.11)	(0.90)	(1.01)	29.48	35.02(3)	75,262	0.61	0.60	0.09	58

^	See Note 1
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The Portfolio’s performance figure was increased by 0.14% from reimbursement of an investment violation. (See Note 5)
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Large Cap Index Portfolio — Class 1
01/31/21	$26.09	$0.43	$3.95	$4.38	$(0.43)	$(0.40)	$(0.83)	$29.64	16.92%	$2,910,408	0.41%	0.27%	1.65%	7%
01/31/22	29.64	0.38	6.45	6.83	(0.46)	(0.59)	(1.05)	35.42	22.92	3,318,184	0.39	0.25	1.10	9
01/31/23	35.42	0.43	(3.62)	(3.19)	(0.41)	(1.85)	(2.26)	29.97	(8.43)	2,773,017	0.40	0.26	1.35	2
01/31/24	29.97	0.43	5.49	5.92	(0.45)	(1.32)	(1.77)	34.12	20.44	2,999,320	0.41	0.27	1.36	2
01/31/25	34.12	0.42	8.43	8.85	(0.49)	(1.95)	(2.44)	40.53	26.04	3,216,777	0.39	0.25	1.10	3
SA Large Cap Index Portfolio — Class 3
01/31/21	26.05	0.36	3.94	4.30	(0.39)	(0.40)	(0.79)	29.56	16.64	35,693	0.66	0.52	1.38	7
01/31/22	29.56	0.29	6.44	6.73	(0.43)	(0.59)	(1.02)	35.27	22.62	71,748	0.64	0.50	0.84	9
01/31/23	35.27	0.34	(3.60)	(3.26)	(0.35)	(1.85)	(2.20)	29.81	(8.68)	81,202	0.66	0.52	1.10	2
01/31/24	29.81	0.35	5.46	5.81	(0.39)	(1.32)	(1.71)	33.91	20.15	108,260	0.66	0.52	1.10	2
01/31/25	33.91	0.33	8.36	8.69	(0.41)	(1.95)	(2.36)	40.24	25.73	129,211	0.64	0.50	0.85	3
SA Large Cap Value Index Portfolio — Class 1
01/31/21	17.61	0.45	(0.09)	0.36	(0.36)	(1.48)	(1.84)	16.13	2.41	285,441	0.37	0.35	2.85	29
01/31/22	16.13	0.33	3.59	3.92	(0.44)	(0.24)	(0.68)	19.37	24.29	319,358	0.36	0.35	1.73	36
01/31/23	19.37	0.34	0.01	0.35	(0.35)	(1.48)	(1.83)	17.89	2.74	284,161	0.36	0.35	1.89	42
01/31/24	17.89	0.30	2.01	2.31	(0.29)	(1.54)	(1.83)	18.37	14.15	397,683	0.37	0.35	1.67	51
01/31/25	18.37	0.36	2.39	2.75	(0.22)	(1.62)	(1.84)	19.28	14.82	549,007	0.36	0.35	1.84	48
SA Large Cap Value Index Portfolio — Class 3
01/31/21	17.60	0.39	(0.08)	0.31	(0.35)	(1.48)	(1.83)	16.08	2.10	12,905	0.62	0.60	2.57	29
01/31/22	16.08	0.27	3.60	3.87	(0.43)	(0.24)	(0.67)	19.28	24.03	31,593	0.61	0.60	1.46	36
01/31/23	19.28	0.29	(0.00)	0.29	(0.32)	(1.48)	(1.80)	17.77	2.45	47,147	0.61	0.60	1.63	42
01/31/24	17.77	0.26	1.99	2.25	(0.25)	(1.54)	(1.79)	18.23	13.93	59,548	0.62	0.60	1.44	51
01/31/25	18.23	0.31	2.36	2.67	(0.18)	(1.62)	(1.80)	19.10	14.50	73,718	0.61	0.60	1.59	48

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA MFS Blue Chip Growth Portfolio — Class 1
01/31/21	$13.73	$0.04	$3.80	$3.84	$(0.09)	$(1.39)	$(1.48)	$16.09	28.66%	$572,522	0.68%	0.68%	0.25%	60%
01/31/22	16.09	0.01	3.20	3.21	(0.04)	(2.06)	(2.10)	17.20	19.12	560,053	0.68	0.68	0.06	49
01/31/23	17.20	0.07	(3.42)	(3.35)	—	(2.97)	(2.97)	10.88	(17.83)	456,948	0.70	0.70	0.50	52
01/31/24	10.88	0.01	3.69	3.70	(0.06)	(0.22)	(0.28)	14.30	34.36	450,389	0.70	0.70	0.12	43
01/31/25	14.30	0.01	4.96	4.97	(0.01)	(2.01)	(2.02)	17.25	35.19	411,743	0.69	0.69	0.04	35
SA MFS Blue Chip Growth Portfolio — Class 2
01/31/21	13.68	0.01	3.78	3.79	(0.07)	(1.39)	(1.46)	16.01	28.35	3,584	0.83	0.83	0.10	60
01/31/22	16.01	(0.02)	3.19	3.17	(0.01)	(2.06)	(2.07)	17.11	19.01	3,599	0.83	0.83	(0.09)	49
01/31/23	17.11	0.05	(3.40)	(3.35)	—	(2.97)	(2.97)	10.79	(17.93)	2,693	0.84	0.84	0.34	52
01/31/24	10.79	(0.01)	3.66	3.65	(0.05)	(0.22)	(0.27)	14.17	34.08	3,117	0.85	0.85	(0.04)	43
01/31/25	14.17	(0.02)	4.93	4.91	—	(2.01)	(2.01)	17.07	35.05	3,648	0.84	0.84	(0.11)	35
SA MFS Blue Chip Growth Portfolio — Class 3
01/31/21	13.57	0.00	3.75	3.75	(0.06)	(1.39)	(1.45)	15.87	28.26	157,366	0.93	0.93	0.00	60
01/31/22	15.87	(0.04)	3.16	3.12	(0.00)	(2.06)	(2.06)	16.93	18.85	179,000	0.93	0.93	(0.20)	49
01/31/23	16.93	0.03	(3.36)	(3.33)	—	(2.97)	(2.97)	10.63	(18.01)	165,104	0.95	0.95	0.25	52
01/31/24	10.63	(0.02)	3.61	3.59	(0.04)	(0.22)	(0.26)	13.96	34.01	195,497	0.95	0.95	(0.14)	43
01/31/25	13.96	(0.03)	4.84	4.81	—	(2.01)	(2.01)	16.76	34.86	231,349	0.94	0.94	(0.21)	35
SA MFS Massachusetts Investors Trust Portfolio — Class 1
01/31/21	23.86	0.18	2.99	3.17	(0.17)	(2.17)	(2.34)	24.69	13.62	688,586	0.71	0.70	0.75	20
01/31/22	24.69	0.17	5.30	5.47	(0.20)	(1.16)	(1.36)	28.80	21.89	713,950	0.71	0.67	0.58	18
01/31/23	28.80	0.20	(2.79)	(2.59)	(0.31)	(5.46)	(5.77)	20.44	(7.16)	595,459	0.71	0.67	0.82	10
01/31/24	20.44	0.17	2.61	2.78	(0.19)	(1.83)	(2.02)	21.20	14.72	572,701	0.72	0.68	0.83	22
01/31/25	21.20	0.16	4.40	4.56	(0.25)	(3.56)	(3.81)	21.95	21.67	409,497	0.72	0.68	0.68	24
SA MFS Massachusetts Investors Trust Portfolio — Class 2
01/31/21	23.88	0.14	3.00	3.14	(0.13)	(2.17)	(2.30)	24.72	13.47	7,682	0.86	0.85	0.61	20
01/31/22	24.72	0.11	5.32	5.43	(0.16)	(1.16)	(1.32)	28.83	21.72	8,016	0.86	0.82	0.40	18
01/31/23	28.83	0.16	(2.80)	(2.64)	(0.26)	(5.46)	(5.72)	20.47	(7.35)	6,499	0.86	0.82	0.67	10
01/31/24	20.47	0.14	2.62	2.76	(0.15)	(1.83)	(1.98)	21.25	14.59	6,307	0.87	0.83	0.68	22
01/31/25	21.25	0.12	4.40	4.52	(0.21)	(3.56)	(3.77)	22.00	21.44	6,783	0.87	0.83	0.53	24
SA MFS Massachusetts Investors Trust Portfolio — Class 3
01/31/21	23.73	0.12	2.97	3.09	(0.10)	(2.17)	(2.27)	24.55	13.37	368,899	0.96	0.95	0.51	20
01/31/22	24.55	0.08	5.28	5.36	(0.13)	(1.16)	(1.29)	28.62	21.60	375,411	0.96	0.92	0.27	18
01/31/23	28.62	0.14	(2.78)	(2.64)	(0.23)	(5.46)	(5.69)	20.29	(7.43)	317,849	0.96	0.92	0.57	10
01/31/24	20.29	0.12	2.60	2.72	(0.13)	(1.83)	(1.96)	21.05	14.51	311,148	0.97	0.93	0.59	22
01/31/25	21.05	0.10	4.34	4.44	(0.18)	(3.56)	(3.74)	21.75	21.27	308,719	0.97	0.93	0.43	24

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA MFS Total Return Portfolio — Class 1
01/31/21	$19.18	$0.33	$1.39	$1.72	$(0.39)	$(0.59)	$(0.98)	$19.92	9.12%	$156,898	0.71%	0.71%	1.72%	39%
01/31/22	19.92	0.27	2.23	2.50	(0.33)	(1.15)	(1.48)	20.94	12.43	157,462	0.70	0.70	1.27	27
01/31/23	20.94	0.35	(1.30)	(0.95)	(0.31)	(1.81)	(2.12)	17.87	(3.73)	134,358	0.71	0.71	1.82	29
01/31/24	17.87	0.42	0.39	0.81	(0.35)	(0.60)	(0.95)	17.73	5.04	127,041	0.72	0.72	2.38	23
01/31/25	17.73	0.46	1.47	1.93	(0.47)	(0.73)	(1.20)	18.46	10.83	120,050	0.71	0.71	2.45	30(3)
SA MFS Total Return Portfolio — Class 2
01/31/21	19.20	0.30	1.40	1.70	(0.36)	(0.59)	(0.95)	19.95	8.99	22,123	0.86	0.86	1.57	39
01/31/22	19.95	0.24	2.22	2.46	(0.30)	(1.15)	(1.45)	20.96	12.20	21,897	0.85	0.85	1.12	27
01/31/23	20.96	0.32	(1.28)	(0.96)	(0.28)	(1.81)	(2.09)	17.91	(3.82)	18,531	0.86	0.86	1.67	29
01/31/24	17.91	0.39	0.39	0.78	(0.32)	(0.60)	(0.92)	17.77	4.84	17,366	0.87	0.87	2.23	23
01/31/25	17.77	0.43	1.48	1.91	(0.44)	(0.73)	(1.17)	18.51	10.69	17,267	0.86	0.86	2.30	30(3)
SA MFS Total Return Portfolio — Class 3
01/31/21	19.12	0.27	1.41	1.68	(0.35)	(0.59)	(0.94)	19.86	8.90	346,502	0.96	0.96	1.46	39
01/31/22	19.86	0.22	2.21	2.43	(0.28)	(1.15)	(1.43)	20.86	12.13	383,906	0.95	0.95	1.01	27
01/31/23	20.86	0.30	(1.29)	(0.99)	(0.26)	(1.81)	(2.07)	17.80	(3.99)	350,201	0.96	0.96	1.57	29
01/31/24	17.80	0.37	0.41	0.78	(0.31)	(0.60)	(0.91)	17.67	4.83	347,038	0.97	0.97	2.13	23
01/31/25	17.67	0.41	1.45	1.86	(0.42)	(0.73)	(1.15)	18.38	10.48	353,505	0.96	0.96	2.20	30(3)
SA Mid Cap Index Portfolio — Class 1
01/31/21	11.58	0.12	1.93	2.05	(0.13)	(0.11)	(0.24)	13.39	17.90	352,306	0.36	0.36	1.05	23
01/31/22	13.39	0.12	1.76	1.88	(0.11)	(0.68)	(0.79)	14.48	13.55	394,230	0.36	0.36	0.81	20
01/31/23	14.48	0.15	0.01	0.16	(0.12)	(0.94)	(1.06)	13.58	1.93	380,657	0.36	0.36	1.14	11
01/31/24	13.58	0.16	0.36	0.52	(0.16)	(0.33)	(0.49)	13.61	4.33	373,134	0.37	0.37	1.24	19
01/31/25	13.61	0.17	2.55	2.72	(0.17)	(0.15)	(0.32)	16.01	19.92	420,174	0.36	0.36	1.11	21
SA Mid Cap Index Portfolio — Class 3
01/31/21	11.54	0.08	1.94	2.02	(0.12)	(0.11)	(0.23)	13.33	17.70	23,546	0.61	0.61	0.78	23
01/31/22	13.33	0.08	1.75	1.83	(0.10)	(0.68)	(0.78)	14.38	13.22	48,587	0.61	0.61	0.56	20
01/31/23	14.38	0.12	0.01	0.13	(0.10)	(0.94)	(1.04)	13.47	1.69	61,744	0.61	0.61	0.90	11
01/31/24	13.47	0.13	0.36	0.49	(0.14)	(0.33)	(0.47)	13.49	4.08	73,355	0.62	0.62	0.99	19
01/31/25	13.49	0.13	2.52	2.65	(0.14)	(0.15)	(0.29)	15.85	19.58	89,701	0.61	0.61	0.86	21

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Excludes TBA transactions. Beginning with the period ended January 31, 2025, portfolio turnover rates including TBA transactions are being added as Supplemental Ratios in the table below.
Supplemental Ratios
Portfolio Turnover (including TBA transactions)	01/21	01/22	01/23	01/24	01/25
SA MFS Total Return Portfolio	N/A	N/A	N/A	N/A	59%
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Morgan Stanley International Equities Portfolio — Class 1
01/31/21	$10.02	$0.14	$0.93	$1.07	$(0.19)	$(0.16)	$(0.35)	$10.74	10.84%	$333,985	0.89%	0.88%	1.39%	23%
01/31/22	10.74	0.22	0.30	0.52	(0.14)	—	(0.14)	11.12	4.80	283,663	0.89	0.84	1.91	24
01/31/23	11.12	0.16	(0.84)	(0.68)	(0.28)	(1.05)	(1.33)	9.11	(3.78)	236,933	0.91	0.86	1.65	36
01/31/24	9.11	0.16	0.29	0.45	(0.14)	—	(0.14)	9.42	5.11	228,422	0.91	0.86	1.73	31
01/31/25	9.42	0.17	0.72	0.89	(0.18)	—	(0.18)	10.13	9.52	202,409	0.91	0.86	1.71	54
SA Morgan Stanley International Equities Portfolio — Class 2
01/31/21	9.98	0.12	0.92	1.04	(0.17)	(0.16)	(0.33)	10.69	10.60	8,709	1.04	1.03	1.26	23
01/31/22	10.69	0.20	0.30	0.50	(0.12)	—	(0.12)	11.07	4.68	8,577	1.04	0.99	1.71	24
01/31/23	11.07	0.14	(0.83)	(0.69)	(0.26)	(1.05)	(1.31)	9.07	(3.95)	6,487	1.06	1.01	1.52	36
01/31/24	9.07	0.15	0.29	0.44	(0.13)	—	(0.13)	9.38	4.95	5,760	1.06	1.01	1.59	31
01/31/25	9.38	0.15	0.74	0.89	(0.17)	—	(0.17)	10.10	9.48(3)	5,449	1.06	1.01	1.55	54
SA Morgan Stanley International Equities Portfolio — Class 3
01/31/21	9.96	0.11	0.91	1.02	(0.16)	(0.16)	(0.32)	10.66	10.43	135,498	1.14	1.13	1.14	23
01/31/22	10.66	0.18	0.32	0.50	(0.12)	—	(0.12)	11.04	4.61	144,053	1.14	1.09	1.59	24
01/31/23	11.04	0.13	(0.83)	(0.70)	(0.25)	(1.05)	(1.30)	9.04	(4.04)	120,600	1.16	1.11	1.39	36
01/31/24	9.04	0.13	0.30	0.43	(0.12)	—	(0.12)	9.35	4.86	112,574	1.16	1.11	1.48	31
01/31/25	9.35	0.14	0.73	0.87	(0.16)	—	(0.16)	10.06	9.31(3)	115,025	1.16	1.11	1.43	54
SA PIMCO Global Bond Opportunities Portfolio — Class 1^
01/31/21	11.41	0.10	0.85	0.95	(0.07)	—	(0.07)	12.29	8.38	90,255	0.77	0.77	0.84	396
01/31/22	12.29	0.07	(1.05)	(0.98)	(0.30)	—	(0.30)	11.01	(8.04)	87,817	0.72	0.72	0.57	417
01/31/23	11.01	0.12	(1.72)	(1.60)	—	—	—	9.41	(14.53)	69,263	0.86	0.86	1.21	470
01/31/24	9.41	0.20	(0.28)	(0.08)	—	—	—	9.33	(0.85)	57,446	0.89(4)	0.89(4)	2.16	315
01/31/25	9.33	0.28	(0.15)	0.13	(0.22)	—	(0.22)	9.24	1.47	47,631	1.01(5)	0.99(5)	3.09	282(6)
SA PIMCO Global Bond Opportunities Portfolio — Class 2^
01/31/21	11.29	0.08	0.84	0.92	(0.05)	—	(0.05)	12.16	8.20	4,762	0.92	0.92	0.68	396
01/31/22	12.16	0.05	(1.03)	(0.98)	(0.28)	—	(0.28)	10.90	(8.13)	3,938	0.87	0.87	0.42	417
01/31/23	10.90	0.10	(1.70)	(1.60)	—	—	—	9.30	(14.68)	3,018	1.01	1.01	1.05	470
01/31/24	9.30	0.18	(0.27)	(0.09)	—	—	—	9.21	(0.97)	2,759	1.05(4)	1.05(4)	2.01	315
01/31/25	9.21	0.27	(0.16)	0.11	(0.21)	—	(0.21)	9.11	1.20	2,444	1.15(5)	1.14(5)	2.99	282(6)
SA PIMCO Global Bond Opportunities Portfolio — Class 3^
01/31/21	11.16	0.07	0.84	0.91	(0.05)	—	(0.05)	12.02	8.12	302,737	1.02	1.02	0.58	396
01/31/22	12.02	0.04	(1.03)	(0.99)	(0.27)	—	(0.27)	10.76	(8.26)	305,711	0.97	0.97	0.32	417
01/31/23	10.76	0.09	(1.68)	(1.59)	—	—	—	9.17	(14.78)	244,152	1.12	1.12	0.96	470
01/31/24	9.17	0.17	(0.27)	(0.10)	—	—	—	9.07	(1.09)	233,928	1.14(4)	1.14(4)	1.91	315
01/31/25	9.07	0.26	(0.16)	0.10	(0.20)	—	(0.20)	8.97	1.15	233,443	1.26(5)	1.24(5)	2.91	282(6)

^	See Note 1
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The Portfolio’s performance figure was increased by 0.11% from reimbursement of an investment violation. (See Note 5)
(4)	Includes interest expense of 0.07% relating to derivative or other investment activity
(5)	Includes interest expense of 0.18% relating to derivative or other investment activity.
(6)	Beginning with the period ended January 31, 2025, portfolio turnover rates included in this table exclude TBA transactions. Prior period portfolio turnover rates include TBA transactions. See the Supplemental Ratios table below for the current period ratios including TBA transactions.
Supplemental Ratios
Portfolio Turnover (including TBA transactions)	01/21	01/22	01/23	01/24	01/25
SA PIMCO Global Bond Opportunities Portfolio	N/A	N/A	N/A	N/A	846%
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA PIMCO RAE International Value Portfolio — Class 1
01/31/21	$14.15	$0.28	$(0.34)	$(0.06)	$(0.35)	$—	$(0.35)	$13.74	(0.32)%	$293,873	0.87%	0.87%	2.18%	163%
01/31/22	13.74	0.40	0.97	1.37	(0.34)	(0.10)	(0.44)	14.67	9.93	250,389	0.89	0.84	2.67	41
01/31/23	14.67	0.52	(0.98)	(0.46)	(0.57)	(0.68)	(1.25)	12.96	(1.83)	177,002	0.90	0.83	3.93	46
01/31/24	12.96	0.42	0.59	1.01	(0.59)	—	(0.59)	13.38	8.21	135,148	0.90	0.82	3.19	42
01/31/25	13.38	0.45	0.51	0.96	(0.55)	—	(0.55)	13.79	7.12	94,327	0.91	0.83	3.22	51
SA PIMCO RAE International Value Portfolio — Class 2
01/31/21	14.16	0.26	(0.34)	(0.08)	(0.33)	—	(0.33)	13.75	(0.49)	9,377	1.02	1.02	2.02	163
01/31/22	13.75	0.37	0.98	1.35	(0.32)	(0.10)	(0.42)	14.68	9.77	9,544	1.04	0.99	2.48	41
01/31/23	14.68	0.50	(0.99)	(0.49)	(0.54)	(0.68)	(1.22)	12.97	(2.02)	8,024	1.05	0.98	3.83	46
01/31/24	12.97	0.38	0.62	1.00	(0.57)	—	(0.57)	13.40	8.10	7,601	1.05	0.97	2.91	42
01/31/25	13.40	0.42	0.52	0.94	(0.53)	—	(0.53)	13.81	6.94	7,487	1.06	0.98	3.00	51
SA PIMCO RAE International Value Portfolio — Class 3
01/31/21	14.12	0.24	(0.34)	(0.10)	(0.31)	—	(0.31)	13.71	(0.58)	426,980	1.12	1.12	1.88	163
01/31/22	13.71	0.36	0.97	1.33	(0.31)	(0.10)	(0.41)	14.63	9.62	428,687	1.14	1.09	2.39	41
01/31/23	14.63	0.49	(0.99)	(0.50)	(0.52)	(0.68)	(1.20)	12.93	(2.10)	349,450	1.15	1.08	3.73	46
01/31/24	12.93	0.37	0.62	0.99	(0.56)	—	(0.56)	13.36	7.99	325,489	1.15	1.07	2.82	42
01/31/25	13.36	0.40	0.52	0.92	(0.51)	—	(0.51)	13.77	6.85	321,247	1.16	1.08	2.89	51
SA PIMCO VCP Tactical Balanced Portfolio — Class 1
01/31/21	11.24	0.02	0.90	0.92	(0.08)	(0.67)	(0.75)	11.41	8.40	141	0.95	0.95(3)	0.16(3)	599
01/31/22	11.41	(0.03)	0.52	0.49	—	(1.67)	(1.67)	10.23	3.59	209	0.89	0.89	(0.22)	73
01/31/23	10.23	0.12	(1.08)	(0.96)	—	(0.02)	(0.02)	9.25	(9.34)	185	0.91	0.91	1.34	47
01/31/24	9.25	0.37	0.28	0.65	(0.43)	—	(0.43)	9.47	7.23	191	0.92	0.92	4.02	38
01/31/25	9.47	0.41	0.66	1.07	(0.47)	(0.14)	(0.61)	9.93	11.14	260	1.31	1.30(3)	4.07(3)	239(4)
SA PIMCO VCP Tactical Balanced Portfolio — Class 3
01/31/21	11.17	(0.01)	0.90	0.89	(0.05)	(0.67)	(0.72)	11.34	8.18	1,298,110	1.20	1.20(3)	(0.09)(3)	599
01/31/22	11.34	(0.05)	0.50	0.45	—	(1.67)	(1.67)	10.12	3.25	1,232,819	1.14	1.14	(0.47)	73
01/31/23	10.12	0.10	(1.07)	(0.97)	—	(0.02)	(0.02)	9.13	(9.54)	1,009,689	1.16	1.16	1.06	47
01/31/24	9.13	0.34	0.29	0.63	(0.39)	—	(0.39)	9.37	6.99	943,521	1.17	1.17	3.76	38
01/31/25	9.37	0.38	0.65	1.03	(0.44)	(0.14)	(0.58)	9.82	10.87	898,339	1.56	1.55(3)	3.84(3)	239(4)

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Includes the effect of interest expenses paid related to reverse repurchase agreements (based on average net assets):
Portfolio	01/21	01/22	01/23	01/24	01/25
SA PIMCO VCP Tactical Balanced Class 1	0.05%	—%	—%	—%	0.35%
SA PIMCO VCP Tactical Balanced Class 3	0.05	—	—	—	0.35
(4)	Excludes TBA transactions. Beginning with the period ended January 31, 2025, portfolio turnover rates including TBA transactions are being added as Supplemental Ratios in the table below.
Supplemental Ratios
Portfolio Turnover (including TBA transactions)	01/21	01/22	01/23	01/24	01/25
SA PIMCO VCP Tactical Balanced Portfolio	N/A	N/A	N/A	N/A	575%
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA PineBridge High-Yield Bond Portfolio — Class 1
01/31/21	$5.48	$0.29	$0.13	$0.42	$(0.34)	$—	$(0.34)	$5.56	7.87%	$141,393	0.69%	0.69%	5.29%	74%
01/31/22	5.56	0.28	(0.09)	0.19	(0.29)	—	(0.29)	5.46	3.37	141,050	0.68	0.68	5.01	63
01/31/23	5.46	0.30	(0.53)	(0.23)	(0.30)	—	(0.30)	4.93	(3.74)	124,374	0.71	0.71	6.00	31
01/31/24	4.93	0.36	0.24	0.60	(0.34)	—	(0.34)	5.19	12.56	121,139	0.72	0.72	7.06	38
01/31/25	5.19	0.34	0.09	0.43	(0.37)	—	(0.37)	5.25	8.46	128,004	0.72	0.72	6.38	39
SA PineBridge High-Yield Bond Portfolio — Class 2
01/31/21	5.48	0.28	0.13	0.41	(0.33)	—	(0.33)	5.56	7.69	7,120	0.84	0.84	5.15	74
01/31/22	5.56	0.28	(0.10)	0.18	(0.28)	—	(0.28)	5.46	3.21	6,500	0.83	0.83	4.86	63
01/31/23	5.46	0.30	(0.54)	(0.24)	(0.29)	—	(0.29)	4.93	(3.92)	5,556	0.86	0.86	5.85	31
01/31/24	4.93	0.35	0.24	0.59	(0.33)	—	(0.33)	5.19	12.36	5,402	0.87	0.87	6.92	38
01/31/25	5.19	0.33	0.09	0.42	(0.36)	—	(0.36)	5.25	8.27	5,123	0.87	0.87	6.23	39
SA PineBridge High-Yield Bond Portfolio — Class 3
01/31/21	5.44	0.27	0.14	0.41	(0.33)	—	(0.33)	5.52	7.64	148,051	0.94	0.94	5.04	74
01/31/22	5.52	0.27	(0.09)	0.18	(0.28)	—	(0.28)	5.42	3.15	145,057	0.93	0.93	4.76	63
01/31/23	5.42	0.29	(0.53)	(0.24)	(0.29)	—	(0.29)	4.89	(4.08)	125,148	0.96	0.96	5.74	31
01/31/24	4.89	0.34	0.24	0.58	(0.32)	—	(0.32)	5.15	12.35	126,822	0.97	0.97	6.82	38
01/31/25	5.15	0.32	0.09	0.41	(0.36)	—	(0.36)	5.20	8.05	126,964	0.97	0.97	6.13	39
SA Putnam International Growth and Income Portfolio — Class 1
01/31/21	9.70	0.19	0.40	0.59	(0.22)	(0.02)	(0.24)	10.05	6.22	166,889	1.04	0.99	2.17	15
01/31/22	10.05	0.24	1.48	1.72	(0.23)	—	(0.23)	11.54	17.13	232,954	1.01	0.96	2.17	20
01/31/23	11.54	0.30	(0.39)	(0.09)	(0.19)	(0.52)	(0.71)	10.74	0.35	246,164	1.01	0.96	2.94	15
01/31/24	10.74	0.32	0.59	0.91	(0.29)	—	(0.29)	11.36	8.68	232,830	1.01	0.96	2.94	13
01/31/25	11.36	0.33	1.04	1.37	(0.41)	(0.41)	(0.82)	11.91	12.03	184,657	1.03	0.96	2.75	23
SA Putnam International Growth and Income Portfolio — Class 2
01/31/21	9.75	0.18	0.40	0.58	(0.20)	(0.02)	(0.22)	10.11	6.11	4,340	1.19	1.14	2.07	15
01/31/22	10.11	0.25	1.47	1.72	(0.22)	—	(0.22)	11.61	16.98	4,567	1.16	1.11	2.15	20
01/31/23	11.61	0.27	(0.37)	(0.10)	(0.17)	(0.52)	(0.69)	10.82	0.27	4,719	1.16	1.11	2.70	15
01/31/24	10.82	0.31	0.58	0.89	(0.27)	—	(0.27)	11.44	8.45	4,615	1.16	1.11	2.77	13
01/31/25	11.44	0.31	1.06	1.37	(0.40)	(0.41)	(0.81)	12.00	11.87	4,602	1.18	1.11	2.53	23
SA Putnam International Growth and Income Portfolio — Class 3
01/31/21	9.73	0.17	0.39	0.56	(0.19)	(0.02)	(0.21)	10.08	5.92	104,545	1.29	1.24	1.95	15
01/31/22	10.08	0.23	1.48	1.71	(0.21)	—	(0.21)	11.58	16.93	113,344	1.26	1.21	2.03	20
01/31/23	11.58	0.27	(0.38)	(0.11)	(0.16)	(0.52)	(0.68)	10.79	0.12	97,880	1.26	1.21	2.66	15
01/31/24	10.79	0.29	0.60	0.89	(0.26)	—	(0.26)	11.42	8.44	97,957	1.26	1.21	2.67	13
01/31/25	11.42	0.29	1.05	1.34	(0.38)	(0.41)	(0.79)	11.97	11.70	100,843	1.28	1.21	2.42	23

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Schroders VCP Global Allocation Portfolio — Class 1
01/31/21	$11.41	$0.08	$(0.14)	$(0.06)	$(0.02)	$(0.17)	$(0.19)	$11.16	(0.49)%	$196	0.95%	0.90%	0.76%	143%
01/31/22	11.16	0.10	0.87	0.97	(0.08)	—	(0.08)	12.05	8.64	276	0.89	0.90	0.83	73
01/31/23	12.05	0.18	(1.48)	(1.30)	(0.11)	(1.48)	(1.59)	9.16	(9.63)	243	0.90	0.90	1.73	56
01/31/24	9.16	0.23	0.71	0.94	(0.15)	—	(0.15)	9.95	10.40	259	0.92	0.90	2.49	56
01/31/25	9.95	0.23	1.14	1.37	(0.21)	—	(0.21)	11.11	13.79	363	0.92	0.90	2.19	59
SA Schroders VCP Global Allocation Portfolio — Class 3
01/31/21	11.42	0.06	(0.16)	(0.10)	(0.01)	(0.17)	(0.18)	11.14	(0.79)	603,482	1.20	1.15	0.52	143
01/31/22	11.14	0.07	0.87	0.94	(0.05)	—	(0.05)	12.03	8.39	582,011	1.14	1.15	0.59	73
01/31/23	12.03	0.15	(1.47)	(1.32)	(0.08)	(1.48)	(1.56)	9.15	(9.86)	480,513	1.15	1.15	1.48	56
01/31/24	9.15	0.21	0.70	0.91	(0.12)	—	(0.12)	9.94	10.09	463,680	1.18	1.15	2.24	56
01/31/25	9.94	0.21	1.13	1.34	(0.18)	—	(0.18)	11.10	13.52	441,588	1.17	1.15	2.00	59
SA Small Cap Index Portfolio — Class 1
01/31/21	11.54	0.07	3.21	3.28	(0.09)	(0.44)	(0.53)	14.29	29.37	293,574	0.44	0.45	0.62	19
01/31/22	14.29	0.08	(0.25)	(0.17)	(0.07)	(0.45)	(0.52)	13.60	(1.75)	257,507	0.43	0.45	0.50	22
01/31/23	13.60	0.11	(0.75)	(0.64)	(0.09)	(1.22)	(1.31)	11.65	(3.74)	252,637	0.44	0.45	0.92	17
01/31/24	11.65	0.11	0.07	0.18	(0.11)	(0.05)	(0.16)	11.67	1.71	237,223	0.46	0.44	0.98	14
01/31/25	11.67	0.11	2.06	2.17	(0.14)	(0.17)	(0.31)	13.53	18.48	240,593	0.44	0.41	0.87	19
SA Small Cap Index Portfolio — Class 3
01/31/21	11.50	0.04	3.21	3.25	(0.08)	(0.44)	(0.52)	14.23	29.20	21,153	0.69	0.70	0.34	19
01/31/22	14.23	0.04	(0.25)	(0.21)	(0.06)	(0.45)	(0.51)	13.51	(2.04)	43,654	0.69	0.70	0.26	22
01/31/23	13.51	0.08	(0.75)	(0.67)	(0.06)	(1.22)	(1.28)	11.56	(3.95)	52,951	0.69	0.70	0.68	17
01/31/24	11.56	0.08	0.06	0.14	(0.08)	(0.05)	(0.13)	11.57	1.42	59,710	0.71	0.69	0.73	14
01/31/25	11.57	0.08	2.03	2.11	(0.11)	(0.17)	(0.28)	13.40	18.16	77,550	0.69	0.65	0.61	19

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA T. Rowe Price Asset Allocation Growth Portfolio — Class 1
01/31/21	$11.73	$0.10	$1.81	$1.91	$(0.10)	$(0.08)	$(0.18)	$13.46	16.24%	$364	0.79%	0.81%	0.87%	41%
01/31/22	13.46	0.10	1.44	1.54	—	(0.20)	(0.20)	14.80	11.40	350	0.77	0.81	0.65	39
01/31/23	14.80	0.14	(1.52)	(1.38)	(0.08)	(0.93)	(1.01)	12.41	(8.69)	394	0.75	0.76	1.13	45
01/31/24	12.41	0.17	1.49	1.66	(0.15)	(0.10)	(0.25)	13.82	13.54	542	0.75	0.75	1.32	31
01/31/25	13.82	0.19	2.18	2.37	(0.18)	(0.16)	(0.34)	15.85	17.22	456	0.75	0.75	1.27	30(3)
SA T. Rowe Price Asset Allocation Growth Portfolio — Class 3
01/31/21	11.75	0.07	1.80	1.87	(0.07)	(0.08)	(0.15)	13.47	15.91	402,775	1.03	1.06	0.60	41
01/31/22	13.47	0.05	1.46	1.51	—	(0.20)	(0.20)	14.78	11.17	628,755	1.02	1.06	0.36	39
01/31/23	14.78	0.11	(1.52)	(1.41)	(0.05)	(0.93)	(0.98)	12.39	(8.92)	635,335	1.00	1.01	0.89	45
01/31/24	12.39	0.14	1.48	1.62	(0.12)	(0.10)	(0.22)	13.79	13.22	699,570	1.00	1.00	1.07	31
01/31/25	13.79	0.15	2.18	2.33	(0.15)	(0.16)	(0.31)	15.81	16.94	773,513	1.00	1.00	1.00	30(3)
SA T. Rowe Price VCP Balanced Portfolio — Class 1
01/31/21	12.43	0.14	0.96	1.10	(0.02)	(0.29)	(0.31)	13.22	8.92	96	0.80	0.80	1.11	66
01/31/22	13.22	0.10	1.04	1.14	(0.16)	(0.69)	(0.85)	13.51	8.31	290	0.80	0.80	0.78	55
01/31/23	13.51	0.19	(1.85)	(1.66)	(0.13)	(1.53)	(1.66)	10.19	(11.13)	243	0.81	0.81	1.64	53
01/31/24	10.19	0.22	0.97	1.19	(0.20)	—	(0.20)	11.18	11.93	249	0.81	0.81	2.11	33
01/31/25	11.18	0.26	1.54	1.80	(0.27)	—	(0.27)	12.71	16.08	254	0.82(4)	0.82(4)	2.10	34(3)
SA T. Rowe Price VCP Balanced Portfolio — Class 3
01/31/21	12.44	0.11	0.95	1.06	(0.01)	(0.29)	(0.30)	13.20	8.64	1,664,250	1.05	1.05	0.87	66
01/31/22	13.20	0.09	1.01	1.10	(0.13)	(0.69)	(0.82)	13.48	8.00	1,712,989	1.05	1.05	0.64	55
01/31/23	13.48	0.16	(1.83)	(1.67)	(0.10)	(1.53)	(1.63)	10.18	(11.31)	1,458,827	1.06	1.06	1.39	53
01/31/24	10.18	0.19	0.98	1.17	(0.18)	—	(0.18)	11.17	11.63	1,453,517	1.06	1.06	1.86	33
01/31/25	11.17	0.22	1.55	1.77	(0.24)	—	(0.24)	12.70	15.81	1,439,068	1.07(4)	1.07(4)	1.85	34(3)

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Excludes TBA transactions. Beginning with the period ended January 31, 2025, portfolio turnover rates including TBA transactions are being added as Supplemental Ratios in the table below.
Supplemental Ratios
Portfolio Turnover (including TBA transactions)	01/21	01/22	01/23	01/24	01/25
SA T. Rowe Price Asset Allocation Growth Portfolio	N/A	N/A	N/A	N/A	31%
SA T. Rowe Price VCP Balanced Portfolio	N/A	N/A	N/A	N/A	53
(4)	Includes interest expense of 0.01% relating to derivative or other investment activity.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA VCP Dynamic Allocation Portfolio — Class 1(3)
01/31/21	$13.12	$0.20	$1.41	$1.61	$(0.20)	$(0.75)	$(0.95)	$13.78	12.53%	$284	0.23%	0.22%	1.53%	17%
01/31/22	13.78	0.27	0.50	0.77	(0.27)	(0.86)	(1.13)	13.42	5.19	492	0.22	0.21	1.94	14
01/31/23	13.42	0.18	(1.49)	(1.31)	(0.35)	(1.03)	(1.38)	10.73	(9.04)	440	0.23	0.23	1.52	14
01/31/24	10.73	0.20	0.72	0.92	(0.28)	(0.50)	(0.78)	10.87	9.25	522	0.26(4)	0.25(4)	1.88	11
01/31/25	10.87	0.23	1.48	1.71	(0.20)	(0.15)	(0.35)	12.23	15.77	497	0.26(5)	0.25(5)	1.96	16
SA VCP Dynamic Allocation Portfolio — Class 3(3)
01/31/21	13.11	0.15	1.42	1.57	(0.16)	(0.75)	(0.91)	13.77	12.26	11,751,233	0.48	0.47	1.11	17
01/31/22	13.77	0.10	0.63	0.73	(0.23)	(0.86)	(1.09)	13.41	4.93	10,989,643	0.47	0.46	0.72	14
01/31/23	13.41	0.12	(1.46)	(1.34)	(0.31)	(1.03)	(1.34)	10.73	(9.30)	8,834,352	0.48	0.48	0.99	14
01/31/24	10.73	0.14	0.75	0.89	(0.24)	(0.50)	(0.74)	10.88	9.01	8,349,868	0.51(4)	0.50(4)	1.35	11
01/31/25	10.88	0.19	1.49	1.68	(0.17)	(0.15)	(0.32)	12.24	15.47	8,126,212	0.51(5)	0.50(5)	1.63	16
SA VCP Dynamic Strategy Portfolio — Class 1(3)
01/31/21	13.23	0.13	1.21	1.34	(0.20)	(0.58)	(0.78)	13.79	10.32	200	0.23	0.23	0.95	17
01/31/22	13.79	0.27	0.66	0.93(6)	(0.23)	(0.55)	(0.78)	13.94	6.49	778	0.22	0.22	1.94	33(7)
01/31/23	13.94	0.19	(1.27)	(1.08)	(0.33)	(0.75)	(1.08)	11.78	(7.18)	687	0.24	0.24	1.51	13
01/31/24	11.78	0.20	0.62	0.82	(0.34)	(1.06)	(1.40)	11.20	8.16	719	0.26(4)	0.26(4)	1.72	12
01/31/25	11.20	0.20	1.49	1.69	(0.20)	(0.00)	(0.20)	12.69	15.14	600	0.27(5)	0.26(5)	1.69	18
SA VCP Dynamic Strategy Portfolio — Class 3(3)
01/31/21	13.23	0.14	1.16	1.30	(0.16)	(0.58)	(0.74)	13.79	10.03	6,048,220	0.48	0.48	1.07	17
01/31/22	13.79	0.11	0.78	0.89(6)	(0.20)	(0.55)	(0.75)	13.93	6.20	7,115,875	0.47	0.47	0.74	33(7)
01/31/23	13.93	0.12	(1.22)	(1.10)	(0.29)	(0.75)	(1.04)	11.79	(7.35)	5,713,761	0.49	0.49	0.97	13
01/31/24	11.79	0.15	0.63	0.78	(0.30)	(1.06)	(1.36)	11.21	7.81	5,364,605	0.51(4)	0.51(4)	1.29	12
01/31/25	11.21	0.17	1.50	1.67	(0.17)	(0.00)	(0.17)	12.71	14.93	5,189,506	0.52(5)	0.51(5)	1.43	18

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The expense ratios do not include underlying fund expenses that the Portfolio bears indirectly. Additionally, recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests. Accordingly, the ratio of net investment income does not reflect the proportionate share of income from these funds.
(4)	Includes interest expense of 0.03% relating to derivative or other investment activity.
(5)	Includes interest expense of 0.04% relating to derivative or other investment activity.
(6)	Includes the effect of a merger.
(7)	Excludes purchases/sales due to merger.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA VCP Index Allocation Portfolio — Class 1(3)
01/31/21	$11.28	$0.16	$0.75	$0.91	$(0.15)	$(0.18)	$(0.33)	$11.86	8.15%	$212	0.26%	0.27%	1.46%	27%
01/31/22	11.86	0.19	1.00	1.19	(0.15)	(0.93)	(1.08)	11.97	9.69	358	0.24	0.24	1.51	19
01/31/23	11.97	0.18	(1.20)	(1.02)	—	(0.04)	(0.04)	10.91	(8.49)	365	0.24	0.24	1.65	8
01/31/24	10.91	0.22	0.96	1.18	(0.18)	(0.15)	(0.33)	11.76	11.13	528	0.24	0.24	1.94	5
01/31/25	11.76	0.28	1.93	2.21	(0.24)	(0.67)	(0.91)	13.06	18.81	551	0.23(4)(5)	0.23(4)(5)	2.21	7
SA VCP Index Allocation Portfolio — Class 3(3)
01/31/21	11.31	0.11	0.76	0.87	(0.13)	(0.18)	(0.31)	11.87	7.73	439,902	0.51	0.52	0.95	27
01/31/22	11.87	0.08	1.09	1.17	(0.12)	(0.93)	(1.05)	11.99	9.47	523,701	0.49	0.49	0.60	19
01/31/23	11.99	0.12	(1.17)	(1.05)	—	(0.04)	(0.04)	10.90	(8.72)	486,910	0.49	0.49	1.07	8
01/31/24	10.90	0.20	0.97	1.17	(0.16)	(0.15)	(0.31)	11.76	10.95	509,764	0.49	0.49	1.77	5
01/31/25	11.76	0.25	1.92	2.17	(0.21)	(0.67)	(0.88)	13.05	18.46	561,277	0.48(4)(5)	0.48(4)(5)	1.93	7

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The expense ratios do not include underlying fund expenses that the Portfolio bears indirectly. Additionally, recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests. Accordingly, the ratio of net investment income does not reflect the proportionate share of income from these funds.
(4)	Includes reimbursement for overbilling of custody and accounting fees in prior years of 0.02%.
(5)	Includes interest expense of 0.02% relating to derivative or other investment activity.
See Notes to Financial Statements

SunAmerica Series Trust
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of SunAmerica Series Trust and Shareholders of each of the fifty-three portfolios listed in the table below
Opinions on the Financial Statements
    We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the portfolios listed in the table below (fifty-three of the portfolios constituting SunAmerica Series Trust, hereafter collectively referred to as the “Portfolios”) as of January 31, 2025, the related statements of operations for the year ended January 31, 2025, the statements of changes in net assets for each of the two years in the period ended January 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of January 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended January 31, 2025 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
SunAmerica Series Trust
SA AB Growth Portfolio
SA AB Small & Mid Cap Value Portfolio
SA BlackRock Multi-Factor 70/30 Portfolio
SA BlackRock VCP Global Multi Asset Portfolio
SA Emerging Markets Equity Index Portfolio
SA Federated Hermes Corporate Bond Portfolio
SA Fidelity Institutional AM® International Growth Portfolio
SA Fidelity Institutional AM® Real Estate Portfolio
SA Fixed Income Index Portfolio
SA Fixed Income Intermediate Index Portfolio
SA Franklin BW U.S. Large Cap Value Portfolio
SA Franklin Small Company Value Portfolio
SA Franklin Systematic U.S. Large Cap Core Portfolio
SA Franklin Systematic U.S. Large Cap Value Portfolio
SA Franklin Tactical Opportunities Portfolio
SA Global Index Allocation 60/40 Portfolio
SA Global Index Allocation 75/25 Portfolio
SA Global Index Allocation 90/10 Portfolio
SA Goldman Sachs Multi-Asset Insights Portfolio
SA Index Allocation 60/40 Portfolio
SA Index Allocation 80/20 Portfolio
SA Index Allocation 90/10 Portfolio
SA International Index Portfolio
SA Invesco Growth Opportunities Portfolio
SA Janus Focused Growth Portfolio
SA JPMorgan Diversified Balanced Portfolio
SA JPMorgan Emerging Markets Portfolio
SA JPMorgan Equity-Income Portfolio
SA JPMorgan Global Equities Portfolio
SA JPMorgan Large Cap Core Portfolio
SA JPMorgan MFS Core Bond Portfolio
SA JPMorgan Mid-Cap Growth Portfolio
SA JPMorgan Ultra-Short Bond Portfolio
SA Large Cap Growth Index Portfolio
SA Large Cap Index Portfolio
SA Large Cap Value Index Portfolio
SA MFS Blue Chip Growth Portfolio
SA MFS Massachusetts Investors Trust Portfolio
SA MFS Total Return Portfolio
SA Mid Cap Index Portfolio
SA Morgan Stanley International Equities Portfolio
SA PIMCO Global Bond Opportunities Portfolio
SA PIMCO RAE International Value Portfolio
SA PIMCO VCP Tactical Balanced Portfolio
SA PineBridge High-Yield Bond Portfolio
SA Putnam International Growth and Income Portfolio
SA Schroders VCP Global Allocation Portfolio
SA Small Cap Index Portfolio
SA T. Rowe Price Asset Allocation Growth Portfolio
SA T. Rowe Price VCP Balanced Portfolio
SA VCP Dynamic Allocation Portfolio
SA VCP Dynamic Strategy Portfolio
SA VCP Index Allocation Portfolio

Basis for Opinions
    These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
    We conducted our audits of these financial statements in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
    Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our

SunAmerica Series Trust
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM — (continued)

procedures included confirmation of securities owned as of January 31, 2025 by correspondence with the custodian, transfer agents, brokers, selling or agent banks and portfolio companies; when replies were not received from brokers or selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Houston, Texas
March 28, 2025
We have served as the auditor of one or more investment companies in the SunAmerica annuity family of funds (consisting of SunAmerica Series Trust and Seasons Series Trust) since at least 1986. We have not been able to determine the specific year we began serving as auditor.

SunAmerica Series Trust
SHAREHOLDERS TAX INFORMATION (unaudited)

    Certain tax information regarding  SunAmerica Series Trust is required to be provided to the shareholders based upon each Portfolio’s income and distributions for the taxable year ended January 31, 2025.
    During the year ended January 31, 2025, the Portfolio paid the following long-term capital gains dividends along with the percentage of ordinary income dividends that qualified for the dividends received deductions for corporations:
Portfolio	Net Long-Term Capital Gains	Foreign Taxes Credit	Foreign Source Income	Qualifying % for the Dividends Received Deduction
SA AB Growth Portfolio	$184,483,992	$—	$—	—%
SA AB Small & Mid Cap Value Portfolio	25,545,924	—	—	66.61
SA BlackRock Multi-Factor 70/30 Portfolio	—	—	—	—
SA BlackRock VCP Global Multi Asset Portfolio	—	—	—	6.14
SA Emerging Markets Equity Index Portfolio	—	329,456	2,709,418	0.35
SA Federated Hermes Corporate Bond Portfolio	—	—	—	0.01
SA Fidelity Institutional AM® International Growth Portfolio	3,314,415	853,162	3,282,302	9.08
SA Fidelity Institutional AM® Real Estate Portfolio	—	—	—	—
SA Fixed Income Index Portfolio	—	—	—	—
SA Fixed Income Intermediate Index Portfolio	—	—	—	—
SA Franklin BW U.S. Large Cap Value Portfolio	12,483,405	—	—	100.00
SA Franklin Small Company Value Portfolio	2,533,816	—	—	49.09
SA Franklin Systematic U.S. Large Cap Core Portfolio	5,302,185	—	—	95.50
SA Franklin Systematic U.S. Large Cap Value Portfolio	—	—	—	94.85
SA Franklin Tactical Opportunities Portfolio	—	—	—	4.17
SA Global Index Allocation 60/40 Portfolio	2,752,535	69,830	723,811	25.89
SA Global Index Allocation 75/25 Portfolio	2,142,955	87,321	896,308	33.21
SA Global Index Allocation 90/10 Portfolio	9,182,222	390,155	4,030,767	37.82
SA Goldman Sachs Multi-Asset Insights Portfolio	1,062,803	—	—	10.54
SA Index Allocation 60/40 Portfolio	8,241,444	64,634	688,307	49.82
SA Index Allocation 80/20 Portfolio	17,110,025	185,775	1,978,367	67.31
SA Index Allocation 90/10 Portfolio	47,567,548	675,525	7,193,832	71.80
SA International Index Portfolio	—	1,797,907	23,692,957	—
SA Invesco Growth Opportunities Portfolio	—	—	—	—
SA Janus Focused Growth Portfolio	20,665,791	—	—	—
SA JPMorgan Diversified Balanced Portfolio	—	—	—	33.08
SA JPMorgan Emerging Markets Portfolio	—	560,731	7,370,376	0.25
SA JPMorgan Equity-Income Portfolio	61,484,527	—	—	100.00
SA JPMorgan Global Equities Portfolio	21,700,652	—	—	58.00
SA JPMorgan Large Cap Core Portfolio	31,990,049	—	—	21.79
SA JPMorgan MFS Core Bond Portfolio	—	—	—	—
SA JPMorgan Mid-Cap Growth Portfolio	—	—	—	—
SA JPMorgan Ultra-Short Bond Portfolio	—	—	—	—
SA Large Cap Growth Index Portfolio	20,865,423	—	—	98.90
SA Large Cap Index Portfolio	156,571,136	—	—	99.92
SA Large Cap Value Index Portfolio	11,553,691	—	—	16.18
SA MFS Blue Chip Growth Portfolio	72,287,088	—	—	100.00
SA MFS Massachusetts Investors Trust Portfolio	107,454,655	—	—	98.03
SA MFS Total Return Portfolio	18,729,122	—	—	48.21
SA Mid Cap Index Portfolio	4,554,677	—	—	89.50
SA Morgan Stanley International Equities Portfolio	—	71,027	8,710,065	—
SA PIMCO Global Bond Opportunities Portfolio	—	—	—	—
SA PIMCO RAE International Value Portfolio	—	1,992,523	15,129,705	0.03
SA PIMCO VCP Tactical Balanced Portfolio	7,092,964	—	—	—
SA PineBridge High-Yield Bond Portfolio	—	—	—	15.09
SA Putnam International Growth and Income Portfolio	9,872,147	1,045,745	12,379,853	0.04
SA Schroders VCP Global Allocation Portfolio	—	—	—	1.03
SA Small Cap Index Portfolio	4,023,992	—	—	92.19
SA T. Rowe Price Asset Allocation Growth Portfolio	7,893,298	—	—	68.39
SA T. Rowe Price VCP Balanced Portfolio	—	—	—	1.25
SA VCP Dynamic Allocation Portfolio	—	2,743,412	12,905,874	13.28
SA VCP Dynamic Strategy Portfolio	—	2,530,919	11,425,974	35.15
SA VCP Index Allocation Portfolio	14,359,781	130,718	1,392,052	0.07

SunAmerica Series Trust
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS (unaudited)

Item 8 (Form N-CSR) – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
    Not applicable.

SunAmerica Series Trust
RESULTS OF SPECIAL SHAREHOLDER MEETING (unaudited)

Item 9 (Form N-CSR) – Proxy Disclosure for Open-End Management Investment Companies
    Not applicable.

SunAmerica Series Trust
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS (unaudited)

Item 10 (Form N-CSR) – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
    Remuneration paid to Directors is included in the Statement of Operations.

SunAmerica Series Trust
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited)

Item 11 (Form N-CSR) – Statement Regarding Basis for Approval of Investment Advisory Contract.
    At a meeting held on October 9, 2024, the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved with respect to each Portfolio the continuation of the Investment Management and Advisory Agreement between SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”) and the Trust (the “Advisory Agreement”) and the continuation of each Subadvisory Agreement between SunAmerica and each of the following subadvisers (the “Subadvisory Agreements”):  AllianceBernstein, L.P. (“AB”), BlackRock Investment Management, LLC (“BlackRock”), Brandywine Global Investment Management, LLC (“Brandywine”), Federated Investment Management Company (“Federated”), FIAM LLC (“FIAM”), Franklin Advisers, Inc. (“Franklin Advisers”), Franklin Mutual Advisers, LLC (“FMA”), Goldman Sachs Asset Management, L.P. (“GSAM”), Invesco Advisers, Inc. (“Invesco”), J.P. Morgan Investment Management Inc. (“JPMorgan”), Janus Henderson Investors US LLC (“Janus”), Massachusetts Financial Services Company (“MFS”), Morgan Stanley Investment Management Inc. (“MSIM”), Pacific Investment Management Company, LLC (“PIMCO”), PineBridge Investments, LLC (“PineBridge”), Schroder Investment Management North America Inc. (“SIMNA”), T. Rowe Price Associates, Inc. (“T. Rowe Price”) and Wellington Management Company LLP (“Wellington”) (collectively referred to as the “Subadvisers” and each a “Subadviser”).  In addition, the Board approved amended Subadvisory Agreements between SunAmerica and each of AB, with respect to the SA AB Small & Mid Cap Value Portfolio, and Putnam Investment Management, LLC (“Putnam”), with respect to the SA International Growth and Income Portfolio, as well as second subadvisory agreements between SunAmerica and each of AB and Putnam with respect to those Portfolios, which will take effect upon an anticipated future change of control of SunAmerica and ensure that management of the Portfolios continues uninterrupted. The Advisory Agreement and Subadvisory Agreements are collectively referred to as the “Advisory Contracts.”
    In connection with the approval of the Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to renew or approve the Advisory Contracts.  Those factors included:
(1)	the requirements of the Trust in the areas of investment supervisory and administrative services;
(2)	the nature, extent and quality of the investment advisory, administrative, operational and compliance services provided by SunAmerica, including a review of the investment performance of the Portfolios and oversight of the Subadvisers;
(3)	the size and structure of the investment advisory fee and any other material payments to the Adviser and Subadvisers and, in connection therewith, a review of the costs of services provided and the profits realized by the Adviser and its affiliates from the relationship with the Trust;
(4)	the expenses paid by each of the Portfolios, including their total operating expenses and any applicable expense limitation;
(5)	the extent to which the Adviser realizes economies of scale and shares them with the Trust;
(6)	the organizational capability, resources, personnel and financial condition of the Adviser and Subadvisers and their affiliates; and
(7)	the fees paid by the Adviser to the Subadvisers for managing the Portfolios of the Trust.
    In addition, the Board considered (a) the historical relationship between the Trust and SunAmerica; (b) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; and (c) the reasonableness of the amount of the fee retained by the Adviser in light of the services provided by the Adviser and the Subadvisers.
    The Independent Trustees were separately represented by counsel that is independent of SunAmerica in connection with their consideration of approval of the Advisory Contracts.  The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which their independent counsel provided guidance to the Independent Trustees.
    The Board received information regarding the Trust’s advisory and subadvisory fees compared to advisory and subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable (respectively, the “Expense Group/Universe” and the “Subadvised Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management.  In addition, the Board considered the expenses and performance of SunAmerica and the Subadvisers with respect to accounts and mutual funds managed by each that have comparable investment objectives and strategies to each of the Portfolios that they manage.
    Nature, Extent and Quality of Services.
    The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SunAmerica and each of the Subadvisers.  In making its evaluation, the Board considered that SunAmerica acts as adviser for each Portfolio, manages the investment of portions of certain Portfolios’ assets, manages the daily business affairs of the Trust, obtains and evaluates economic, statistical and financial information to formulate and implement investment policies, and provides oversight with respect to the daily management of certain Portfolios’ assets, or a portion thereof, allocated to the Subadvisers, subject to the Trustees’ oversight and control.  It was also noted that SunAmerica’s advisory fees compensate SunAmerica for services such as monitoring Portfolio performance, selecting and replacing Subadvisers, determining asset allocations among Portfolios with multiple Subadvisers and ensuring that the Subadvisers’ styles adhere to the prospectus and statement of additional information as well as other administrative, compliance and legal services.
    The Board noted that SunAmerica is responsible for overseeing the performance of services by the Trust’s custodian, transfer agent and dividend disbursing agent.  The Board also noted that SunAmerica is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust’s business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as may be necessary for the operations of each Portfolio.  The Board considered that SunAmerica monitors and reviews the activities of third-party service providers that may provide additional administrative services.

SunAmerica Series Trust
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited) — (continued)

    In addition, the Board considered the key personnel of SunAmerica who are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios.  The Board also considered the compensation program for SunAmerica’s investment professionals.
    With respect to the Subadvisers, the Board noted that the Subadvisers are responsible for providing investment management services on a day-to-day basis.  In such role, each Subadviser (i) determines the securities to be purchased or sold and executes such documents on behalf of the Portfolios they manage as may be necessary in connection therewith; (ii) provides SunAmerica with records concerning their activities; and (iii) renders regular reports to SunAmerica and to officers and Trustees of the Trust concerning their discharge of the foregoing responsibilities.  The Board reviewed each Subadviser’s history, structure and size, and investment experience.  The Board considered each Subadviser’s personnel who are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios, as well as current and projected staffing levels and compensation practices.  The Board was informed that in management’s judgment, each of the Subadvisers has the size, viability and resources to attract and retain highly qualified investment professionals.
    The Board reviewed the qualifications, background and responsibilities of SunAmerica’s staff and each of the Subadviser’s staff who is responsible for providing investment management services to the Portfolios and other key personnel of SunAmerica in addition to current and projected staffing levels and compensation practices.
    The Board considered SunAmerica’s reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services.  The Board also considered the Trust’s relationship with affiliated life insurance companies that offer the Portfolios through variable annuity and variable life insurance products.  The Board considered SunAmerica’s experience in providing management and investment advisory and administrative services to advisory clients.  The Board also considered SunAmerica’s code of ethics and its risk management process, and that SunAmerica has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ registration statement.
    The Board also reviewed and considered SunAmerica’s and each Subadviser’s compliance and regulatory history, including information about whether any were involved in any litigation, regulatory actions or investigations that could impair their ability to serve as an adviser or subadviser to the Portfolios.  The Board considered SunAmerica’s and the Subadvisers’ risk assessment and risk management processes.  The Board concluded that there was no information provided that would have a material adverse effect on SunAmerica’s or the Subadvisers’ ability to provide services to the Trust.
    The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SunAmerica and each Subadviser and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.
    Portfolio Fees and Expenses; Investment Performance.
    The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios’ fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of the Expense Group/Universe for each Portfolio.  Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any.  It was noted that with respect to subadvisory fees, SunAmerica negotiates such fees at arm’s length.  The Board also considered that the subadvisory fees are paid by SunAmerica out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a Subadvised Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs.  The Board further considered the amount of subadvisory fees paid by SunAmerica and the amount of the management fees that it retained and determined that these amounts were reasonable in light of the services performed by SunAmerica and the Subadvisers, respectively.
    To assist in analyzing the reasonableness of the advisory and subadvisory fees, the Board received a report prepared independently by Broadridge Financial Solutions, Inc. (“Broadridge”) as well as information provided by management.  The Board also considered advisory fees received by the Adviser and the Subadvisers with respect to other mutual funds and accounts with similar investment strategies to the Portfolios each advises.  Based on the information from Broadridge, the Board reviewed detailed information about peer groups of comparable mutual funds based on various factors such as the type of fund (those underlying variable insurance products), comparable investment objectives and strategies, among other factors.  Referred to herein are Expense Groups and Performance Groups/Universes that represent those peer groups of funds used to compare expenses and performance, respectively.
    The Trustees noted that expense information as a whole was useful in assessing whether SunAmerica and the Subadvisers were providing services at a cost that was competitive with other similar funds.  The performance information included annualized returns for the period since inception and the one-, three-, five- and ten-year periods, as applicable, ended June 30, 2024 from Broadridge and performance information as of June 30, 2024 from management.  On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to each Portfolio’s overall performance, performance relative to each Portfolio’s relevant benchmark and Morningstar and/or Broadridge peer groups, as applicable, and each Subadviser’s performance within a Portfolio.  The Board considered that management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.
    As part of its review of the Portfolios’ fees and expenses and performance, the Board considered information, including but not limited to the following expense and performance information, provided by Broadridge and management in making its determinations.  It was noted that actual advisory and subadvisory fees and total expenses were calculated as of each Portfolio’s most recent fiscal year end, which may vary among the Portfolio’s Expense Group/Universe.  The Board considered management’s discussion of the Trust’s multi-manager subadvisory management structure and its explanation that the structure results in increased advisory fees and expenses to these Portfolios but noted the potential benefits to this type of multi-manager strategy where the Portfolios have access to the expertise of multiple subadvisers and the varied investment techniques employed by each subadviser in connection with a Portfolio’s investment objectives/strategies.
•	SA AB Growth Portfolio (subadvised by AB). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group.

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APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited) — (continued)

    The Board considered that the Portfolio performed above its benchmark index for the ten-year period and below that index for the one-, three- and five-year periods.  The Board further considered that the Portfolio performed above the medians of its Performance Group for the three-, five- and ten-year periods and below that median for the one-year period.
•	SA AB Small & Mid Cap Value Portfolio (subadvised by AB). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that management had contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 5 basis points at each applicable breakpoint and at the Meeting had agreed to increase that waiver by an additional 2 basis points at each breakpoint.
    The Board considered that the Portfolio performed above its benchmark index for the one-, three-, five- and ten-year periods.  The Board also considered that the Portfolio performed above the medians of its Performance Group for the same periods.
•	SA BlackRock Multi-Factor 70/30 Portfolio (subadvised by BlackRock). The Board noted that actual management fees and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.51% and 0.76% on Class 1 and Class 3 shares, respectively. The Board also considered that management had contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 25 basis points at each applicable breakpoint.
    The Board considered that the Portfolio performed below its benchmark index for the one- and three-year periods and the period since inception.  The Board further considered that the Portfolio performed above the median of its Performance Group for the one-year period and below the medians for the three-year period and the period since inception.  The Board took account of management’s discussion of the Portfolio’s performance.
•	SA BlackRock VCP Global Multi Asset Portfolio (subadvised by BlackRock). The Board noted that actual management fees were slightly above and total expenses were at the medians of its Expense Group. The Board noted, however, that because of the small size of the Expense Group, with only two comparable funds, relative comparisons of fees and expenses were less useful than if the Expense Group were larger. The Board further noted that there is an expense limitation of 0.91% and 1.16% on Class 1 and Class 3 shares, respectively. The Board also considered that SunAmerica is currently waiving 0.01% of its investment advisory fee pursuant to a contractual fee waiver agreement.
    The Board considered that the Portfolio performed below its benchmark index for the one-, three- and five-year periods and the period since the Portfolio’s inception.  The Board further considered that the Portfolio performed above the median of its Performance Universe for one- and three-year periods and below those medians for the five-year period and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance, including its plans to address underperformance.
•	SA Emerging Markets Equity Index Portfolio (advised by SunAmerica). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board noted, however, that because of the small size of the Expense Group, with only three comparable funds, relative comparisons of fees and expenses were less useful than if the Expense Group were larger. The Board further noted that there is an expense limitation of 0.58% and 0.83% on Class 1 and Class 3 shares, respectively. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that in 2019 management added a breakpoint to the investment advisory fee for the Portfolio, which resulted in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion.
    The Board considered that the Portfolio performed below its benchmark index for the one-, three- and five-year periods and the period since inception.  The Board also considered that the Portfolio performed below the median of its Performance Group for the one-year period and at or above the medians for the three- and five-year periods and the period since inception.  The Board took account of management’s discussion of the Portfolio’s performance.  The Board also noted that because of the small size of the Performance Group, with only two or three comparable funds depending on the period, relative comparisons of performance were less useful than if the Performance Group were larger.
•	SA Federated Hermes Corporate Bond Portfolio (subadvised by Federated). The Board noted that actual management fees were slightly above and total expenses were at the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees.
    The Board considered that the Portfolio performed slightly below its benchmark index for the one-year period and above that index for the three-, five- and ten-year periods.  The Board also noted that the Portfolio performed at the median of its Performance Group for the one-year period and above the medians for the three-, five- and ten-year periods.
•	SA Fidelity Institutional AM® International Growth Portfolio (subadvised by FIAM). The Board noted that actual management fees were slightly above and total expenses were below medians of its Expense Group. The Board noted that there is an expense limitation of 0.88% and 1.13% on Class 1 and Class 3 shares, respectively.
    The Board considered that the Portfolio performed above its benchmark index for the one-, three- and five-year periods and the period since inception.  The Board also considered that the Portfolio performed above the medians of its Performance Group for the same periods.
•	SA Fidelity Institutional AM® Real Estate Portfolio (subadvised by FIAM). The Board noted that actual management fees were at and total expenses were slightly above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses.
    The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods.  The Board also considered that the Portfolio performed below the medians of its Performance Group for the one-, three-, and five-year periods and at the median for the ten-year period.  The Board took account of management’s discussion of the Portfolio’s performance and noted the narrower range of underperformance relative to the medians.
•	SA Fixed Income Index Portfolio (advised by SunAmerica). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.34% and 0.59% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees and expenses and noted that in 2019 management added a breakpoint to the investment advisory fee for the Portfolio, which resulted in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion.

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APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited) — (continued)

    The Board considered that the Portfolio performed below its benchmark index for the one-year period and the period since inception and above that index for the three- and five-year periods.  The Board also considered that the Portfolio performed above the medians of its Performance Group for the one-, three- and five-year periods and the period since inception.  The Board took account of management’s discussions of the Portfolio’s performance.
•	SA Fixed Income Intermediate Index Portfolio (advised by SunAmerica). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.34% and 0.59% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees and expenses and noted that in 2019 management added a breakpoint to the investment advisory fee for the Portfolio, which resulted in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion.
    The Board considered that the Portfolio performed below its benchmark index for the one-year period and the period since inception and above that index for the three- and five-year periods.  The Board further considered that the Portfolio performed above the medians of its Performance Group for the one-, three- and five-year periods and the period since inception. The Board took account of management’s discussions of the Portfolio’s performance.
•	SA Franklin BW Large Cap Value Portfolio (subadvised by Brandywine). The Board noted that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that SunAmerica has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SunAmerica equals 0.67% of average daily net assets.
    The Board considered that the Portfolio had performed above its benchmark index for the one-, three-, five- and ten-year periods. The Board also noted that the Portfolio had performed above the medians of its Performance Group for the three- and ten-year periods, slightly below the median for the one-year period and at the median for the five-year period.
•	SA Franklin Small Company Value Portfolio (subadvised by FMA). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that management had contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 0.05% at each applicable breakpoint. The Board further noted that SunAmerica and Franklin have agreed to voluntarily waive an additional 0.05% of their advisory and subadvisory fees, respectively. The Board also noted that because of the small size of the Expense Group, with only four comparable funds, relative comparisons of fees and expenses were less useful than if the Expense Group were larger.
    The Board considered that the Portfolio performed below its benchmark index for the one-year period and above that index for the three-, five- and ten-year periods.  The Board also considered that the Portfolio performed below the medians of its Performance Group for the one-, three-, five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance.  The Board also noted that because of the small size of the Performance Group, with only three or four comparable funds depending on the period, relative comparisons of performance were less useful than if the Performance Group were larger.
•	SA Franklin Systematic U.S. Large Cap Core Portfolio (subadvised by Franklin Advisers). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.70% and 0.95% on Class 1 and Class 3 shares, respectively.
    The Board considered that the Portfolio performed above its benchmark index for the one- and three-year periods and below that benchmark for the period since inception.  The Board also considered that the Portfolio performed above the median of its Performance Group for the one- and three-year periods and slightly below the median for the period since inception. The Board took account of management’s discussion of the Portfolio’s performance and noted the relatively short operating history of the Portfolio.  The Board further noted that changes to the name and principal investment strategies of the Portfolio went into effect on July 1, 2022.
•	SA Franklin Systematic U.S. Large Cap Value Portfolio (subadvised by Franklin Advisers). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group.
    The Board noted that the Portfolio performed above its benchmark index for the one-, three-, five- and ten-year periods.  The Board also noted that the Portfolio performed below the medians of its Performance Group for the one-, three- and five-year periods and above the median for the ten-year period.  The Board noted that Franklin Advisers became the new subadviser to the Portfolio, along with changes to the Portfolio’s name, investment goal and principal investment strategies, effective July 2, 2021.
•	SA Franklin Tactical Opportunities Portfolio (subadvised by Franklin Advisers). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.81% and 1.06% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees and expenses.
    The Board considered that the Portfolio had performed above its benchmark index for the one-, three- and five-year periods and the period since inception.  The Board also considered that the Portfolio performed above the medians of its Performance Group for the one- and three-year periods and below the medians for the five-year period and the period since inception.  The Board took account of management’s discussion of the Portfolio’s performance.
•	SA Global Index Allocation 60/40 Portfolio (advised by SunAmerica). The Board noted that actual management fees and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.18% and 0.43% on Class 1 and Class 3 shares, respectively.
    The Board considered that the Portfolio performed below its benchmark index for the one-, three- and five-year periods and above that index for the period since inception.  The Board also considered that the Portfolio performed above the medians of its Performance Group for the one-, three- and five-year periods and the period since inception.  The

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APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited) — (continued)

Board took account of management’s discussion of the Portfolio’s performance. The Board also noted that because of the small size of the Performance Group, with only three comparable funds, relative comparisons of performance were less useful than if the Performance Group were larger.
•	SA Global Index Allocation 75/25 Portfolio (advised by SunAmerica). The Board noted that actual management fees were below and total expenses were slightly above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.18% and 0.43% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees and expenses and noted that, because of the small size of the Expense Group, with only three comparable Funds, relative comparisons of fees and expenses were less useful than if the Expense Group were larger.
    The Board considered that the Portfolio performed above its benchmark index for the one- and five-year periods and the period since inception and below that index for the three-year period.  The Board further considered that the Portfolio performed below the medians of its Performance Group for the one-, three- and five-year periods and the period since inception.  The Board also considered management’s discussion of the Portfolio’s performance and noted that, because of the small size of the Performance Group, with only three comparable funds, relative comparisons of performance were less useful than if the Performance Group were larger.
•	SA Global Index Allocation 90/10 Portfolio (advised by SunAmerica). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.18% and 0.43% on Class 1 and Class 3 shares, respectively.
    The Board considered that the Portfolio performed above its benchmark index for the one-, three- and five-year periods and the period since inception.  The Board also considered that the Portfolio performed above the median of its Performance Group for the three-year period and below the medians for the one- and five-year periods and the period since inception.  The Board took account of management’s discussion of the Portfolio’s performance and noted the narrower range of underperformance relative to the medians. The Board also noted that because of the small size of the Performance Group, with only three or four comparable funds depending on the period, relative comparisons of performance were less useful than if the Performance Group were larger.
•	SA Goldman Sachs Multi-Asset Insights Portfolio (subadvised by GSAM). The Board noted that actual management fees and total expenses were above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.81% and 1.06% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees and expenses.
    The Board noted that the Portfolio performed above its benchmark index for the one-, three- and five-year periods and the period since inception.  The Board also noted that the Portfolio performed above the median of its Performance Group for the one-year period, at the median for the three-year period and below the medians for the five-year period and the period since inception.  The Board took account of management’s discussion of the Portfolio’s performance.
•	SA Index Allocation 60/40 Portfolio (advised by SunAmerica). The Board noted that actual management fees were at and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.18% and 0.43% on Class 1 and Class 3 shares, respectively.
    The Board noted that the Portfolio outperformed its benchmark index for the one-, three- and five-year periods and the period since inception.  The Board also noted that the Portfolio performed above the medians of its Performance Group for the same periods.
•	SA Index Allocation 80/20 Portfolio (advised by SunAmerica). The Board noted that both actual management fees were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.18% and 0.43% on Class 1 and Class 3 shares, respectively.
    The Board noted that the Portfolio outperformed its benchmark index for the one-, three- and five-year periods and the period since inception.  The Board also noted that the Portfolio performed above the medians of its Performance Group for the same periods.
•	SA Index Allocation 90/10 Portfolio (advised by SunAmerica). The Board noted that both actual management fees were at and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.18% and 0.43% on Class 1 and Class 3 shares, respectively.
    The Board noted that the Portfolio outperformed its benchmark index for the one-, three- and five-year periods and the period since inception.  The Board also noted that the Portfolio performed at the median of its Performance Group for the one-year period and above the medians for the three- and five-year periods and the period since inception.
•	SA International Index Portfolio (advised by SunAmerica). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.52% and 0.77% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees and expenses and noted that in 2019 management added a breakpoint to the investment advisory fee for the Portfolio, which resulted in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion.
    The Board noted that the Portfolio performed below its benchmark index for the one-, three- and five-year periods and the period since inception.  The Board also noted that the Portfolio performed below the medians of its Performance group for the same periods. The Board took account of management’s discussion of the Portfolio’s performance and noted the narrower range of underperformance relative to the medians.
•	SA Invesco Growth Opportunities Portfolio (subadvised by Invesco). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group.
    The Board considered that the Portfolio performed above its benchmark index for the one- and ten-year periods and below that index for the three- and five-year periods.  The Board also considered that the Portfolio performed above the median of its Performance Group for the one- and ten-year periods and below the medians for the three- and five-year periods.  The Board took account of management’s discussion of the Portfolio’s performance.
•	SA Janus Focused Growth Portfolio (subadvised by Janus). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that SunAmerica has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SunAmerica equals 0.75% of average daily net assets.

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APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited) — (continued)

    The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods.  The Board also considered that the Portfolio performed above the medians of its Performance Group for the one- and five-year periods and below the medians for the three- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance and noted that Janus took over as subadviser in 2016.
•	SA JPMorgan Diversified Balanced Portfolio (subadvised by JPMorgan). The Board considered that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees. The Board noted that there is an expense limitation of 0.83%, 0.98% and 1.08% on Class 1, Class 2 and Class 3 shares, respectively.
    The Board noted that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods.  The Board also considered that the Portfolio performed above the median of its Performance Group for the one-year period and below the medians for the three-, five- and ten-year periods.  The Board took account of management’s discussion of the Portfolio’s performance and noted that management has subjected the Portfolio to heightened monitoring.
•	SA JPMorgan Emerging Markets Portfolio (subadvised by JPMorgan). The Board noted that actual management fees were at and total expenses were slightly above the medians of its Expense Group. The Board considered that SunAmerica has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SunAmerica equals 1.00% of average daily net assets.
    The Board considered that the Portfolio performed above its benchmark index for the one- and five-year periods and below that index for the three- and ten-year periods.  The Board further considered that the Portfolio performed above the medians of its Performance Group for the one-, three-, five- and ten-year periods.  The Board took account of management’s discussion of the Portfolio’s performance.
•	SA JPMorgan Equity-Income Portfolio (subadvised by JPMorgan). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group.
    The Board considered that the Portfolio outperformed its benchmark index for the five- and ten-year periods and performed below that index for the one- and three-year periods.  The Board also considered that the Portfolio performed below the medians of its Performance Group for the one-, three- and five-year periods and above the median for the one-year period.  The Board took account of management’s discussion of the Portfolio’s performance and noted that management has subjected the Portfolio to heightened monitoring.
•	SA JPMorgan Global Equities Portfolio (subadvised by JPMorgan). The Board noted that actual management fees were slightly above and total expenses were at the medians of its Expense Group. The Board took account of management’s discussion regarding the Portfolio’s fees.
    The Board considered that the Portfolio performed above its benchmark index for the one-, three- and five-year periods and below that index for the ten-year period.  The Board also considered that the Portfolio performed above the medians of its Performance Group for the one-, three- and five-year periods and below the median for the ten-year period.
•	SA JPMorgan Large Cap Core Portfolio (subadvised by JPMorgan). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion regarding the Portfolio’s fees and expenses. The Board noted that management had contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 0.07% at each applicable breakpoint.
    The Board considered that the Portfolio performed above its benchmark index for the one-year period and below that index for the three-, five- and ten-year periods.  The Board also considered that the Portfolio performed above the median of its Performance Group for the one-year period and below the medians for the three-, five- and ten-year periods.  The Board took account of management’s discussion of the Portfolio’s performance, including that JPMorgan had taken over as subadviser to the Portfolio effective July 5, 2023.
•	SA JPMorgan MFS Core Bond Portfolio (subadvised by JPMorgan and MFS). The Board noted that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board considered that SunAmerica has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SunAmerica equals 0.50% of average daily net assets.
    The Board considered that the Portfolio had performed above its benchmark index for the one-, three-, five-and ten-year periods.  The Board also considered that the Portfolio performed above the medians of its Performance Group for the one-, three- and five-year periods and at the median for the ten-year period.
•	SA JPMorgan Mid-Cap Growth Portfolio (subadvised by JPMorgan). The Board considered that both actual management fees and total expenses were below the medians of its Expense Group. The Board noted that SunAmerica has agreed to a contractual fee waiver such that the advisory fee payable by the Portfolio is equal to 0.79% of the Portfolio’s average daily net assets on the first $100 million, 0.75% on the next $400 million and 0.73% over $500 million. The Board further noted that there is an expense limitation of 0.79%, 0.94% and 1.04% on Class 1, Class 2 and Class 3 shares, respectively.
    The Board considered that the Portfolio performed below its benchmark index for the one- and three-year periods and above that index for the five- and ten-year periods.  The Board also noted that the Portfolio performed above the medians of its Performance Group for the one-, three-, five- and ten-year periods.  The Board took account of management’s discussion of the Portfolio’s performance.
•	SA JPMorgan Ultra-Short Bond Portfolio (subadvised by JPMorgan). The Board noted that the Subadvisory Agreement with respect to this Portfolio was still in its initial two-year term and was not presented for renewal at the Meeting. The Board noted that actual management fees were slightly above and total expenses were below the medians of its Expense Group. The Board took into account management’s discussions of the Portfolio’s fees.
    The Board considered that the Portfolio performed above its benchmark index for the one-, three- and five-year periods and below that index for the ten-year period.  The Board also considered that the Portfolio performed below the medians of its Performance Group for the one-, three-, five- and ten-year periods.  The Board considered that the Portfolio was converted to an ultra-short bond fund in 2016 and that therefore performance prior to that time does not reflect the Portfolio’s current strategy.  The Board took account of

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APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited) — (continued)

management’s discussion of the Portfolio’s performance, including that JPMorgan took over management of the Portfolio in April 2024 and therefore performance before that time is not reflective of the track record of the new Subadviser.
•	SA Large Cap Growth Index Portfolio (advised by SunAmerica). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.35% and 0.60% on Class 1 and Class 3 shares, respectively. The Board also considered that in 2019 management added a breakpoint to the investment advisory fee for the Portfolio, which resulted in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion.
    The Board noted that the Portfolio performed below its benchmark index for the one-, three- and five-year periods and the period since inception.  The Board also noted that the Portfolio performed above the median of its Performance Group for the one-year period and below the medians for the three- and five-year periods and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance and noted the narrower range of underperformance relative to the benchmark.
•	SA Large Cap Index Portfolio (advised by SunAmerica). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board considered management’s discussion of the Portfolio’s fees and expenses and noted that in 2019 management added a breakpoint to the investment advisory fee for the Portfolio, which resulted in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion. The Board also noted that management had contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 0.14% at each applicable breakpoint. The Board further considered that SunAmerica has voluntarily agreed to an expense limitation of 0.55% on Class 1 shares.
    The Board noted that the Portfolio performed below its benchmark index and the medians of its Performance Group for the one-, three-, five- and ten-year periods.  The Board took account of management’s discussion of the Portfolio’s performance and noted the narrower range of underperformance relative to the benchmark and medians.
•	SA Large Cap Value Index Portfolio (advised by SunAmerica). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.35% and 0.60% on Class 1 and Class 3 shares, respectively. The Board also considered that in 2019 management added a breakpoint to the investment advisory fee for the Portfolio, which resulted in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion.
    The Board noted that the Portfolio performed below its benchmark index for the one-, three- and five-year periods and the period since inception.  The Board also noted that the Portfolio performed above the medians of its Performance Group for the same periods.  The Board took account of management’s discussion of the Portfolio’s performance and noted the narrower range of underperformance relative to the benchmark.
•	SA MFS Blue Chip Growth Portfolio (subadvised by MFS). The Board considered that actual management fees were below and total expenses were below the medians of its Expense Group. The Board further considered that management has agreed to a voluntary expense limitation of 0.85%, 1.00% and 1.10% on Class 1, Class 2 and Class 3 shares, respectively.
    The Board noted that the Portfolio performed above its benchmark index for the one-year period and below that index for the three-, five- and ten-year periods.  The Board also noted that the Portfolio performed above the medians of its Performance Group for the one-, three- and five-year periods and slightly below the median for the ten-year period.  The Board took account of management’s discussion of the Portfolio’s performance.
•	SA MFS Massachusetts Investors Trust Portfolio (subadvised by MFS). The Board noted that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board also noted that management had contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 0.04% at each applicable breakpoint.
    The Board considered that the Portfolio performed below its benchmark index and the medians of its Performance Group for the one-, three-, five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance.
•	SA MFS Total Return Portfolio (subadvised by MFS). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses.
    The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five-and ten-year periods.  The Board also considered that the Portfolio performed below the medians of its Performance Group for same periods.  The Board took account of management’s discussion of the Portfolio’s performance.
•	SA Mid Cap Index Portfolio (advised by SunAmerica). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.40% and 0.65% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees and expenses and noted that in 2019 management added a breakpoint to the investment advisory fee for the Portfolio, which resulted in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion.
    The Board considered that the Portfolio performed below its benchmark index and the medians of its Performance Group for the one-, three- and five-year periods and the period since inception.  The Board took account of management’s discussion of the Portfolio’s performance and noted the narrower range of underperformance relative to the benchmark and medians.
•	SA Morgan Stanley International Equities Portfolio (subadvised by MSIM). The Board noted that actual management fees were slightly above and total expenses were below the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and noted that management had contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 0.05% at each applicable breakpoint.

SunAmerica Series Trust
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited) — (continued)

    The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods.  The Board also considered that the Portfolio performed below the medians of its Performance Group for the same periods.  The Board took account of management’s discussion of the Portfolio’s performance and noted that management has subjected the Portfolio to heightened monitoring.
•	SA PIMCO Global Bond Opportunities Portfolio (subadvised by PIMCO). The Board noted that the Subadvisory Agreement with respect to this Portfolio was still in its initial two-year term and was not presented for renewal at the Meeting. The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that management had contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 0.02% at each applicable breakpoint.
    The Board noted that the Portfolio performed below its benchmark index and the medians of its Performance Group for the one-, three-, five- and ten-year periods.  The Board took account of management’s discussion of the Portfolio’s performance, including that PIMCO took over management of the Portfolio in April 2024 and therefore performance before that time is not reflective of the track record of the new Subadviser.
•	SA PIMCO RAE International Value Portfolio (subadvised by PIMCO). The Board noted that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board considered management’s discussion of the Portfolio’s fees and expenses.and noted that SunAmerica has agreed to a contractual fee waiver such that the advisory fee payable by the Portfolio is equal to 0.765% of the Portfolio’s average daily net assets on the first $250 million and 0.740% over $250 million.
    The Board considered that the Portfolio performed below its benchmark index and the medians of its Performance Group for the one-, three- and five-, and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance, including that PIMCO took over management of the Portfolio in January 2021 and therefore performance is not fully reflective of the track record of the new Subadviser.
•	SA PIMCO VCP Tactical Balanced Portfolio (subadvised by PIMCO). The Board noted that actual management fees were slightly above and total expenses were at the medians of its Expense Group. The Board noted, however, that because of the small size of the Expense Group, with only two comparable funds, relative comparisons of fees and expenses were less useful than if the Expense Group were larger. The Board further noted that there is an expense limitation of 0.91% and 1.16% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees.
    The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed above the medians of its Performance Group for the same periods.  The Board noted, however, that because of the small size of the Performance Group, with only one comparable fund, relative comparisons of performance were less useful than if the Performance Group were larger. The Board took account of management’s discussion of the Portfolio’s performance, including its plan to address underperformance.
•	SA PineBridge High-Yield Bond Portfolio (subadvised by PineBridge). The Board noted that actual management fees were slightly above and total expenses were at the medians of its Expense Group. The Board considered management’s discussion of the Portfolio’s fees.
    The Board considered that the Portfolio outperformed its benchmark index and the medians of its Performance Group for the one-, three-, five- and ten-year periods.
•	SA Putnam International Growth and Income Portfolio (subadvised by Putnam). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that SunAmerica had been voluntarily waiving its advisory fee respect to the Portfolio by 5 basis points at each applicable breakpoint and at the Meeting agreed to a contractual waiver that will increase that waiver by an additional 5 basis points.
    The Board considered that the Portfolio performed below its benchmark index for the one-year period and above that index for the three-, five- and ten-year periods.  The Board further considered that the Portfolio performed above the medians of its Performance Group for the one- and three-year periods and at the medians for the five- and ten-year periods.
•	SA Schroders VCP Global Allocation Portfolio (subadvised by SIMNA). The Board noted that actual management fees were above and total expenses were at the medians of its Expense Group. The Board noted, however, that because of the small size of the Expense Group, with only two comparable funds, relative comparisons of fees and expenses were less useful than if the Expense Group were larger. The Board took into consideration management’s discussion of the Portfolio’s fees. The Board further noted that there is an expense limitation of 0.90% and 1.15% on Class 1 and Class 3 shares, respectively.
    The Board considered that the Portfolio performed below its benchmark index for the one-, three- and five-year periods and the period since inception.  The Board further considered that the Portfolio performed above the medians of its Performance Group for the same periods.  The Board took account of management’s discussion of the Portfolio’s performance and noted that, because the Performance Group was small, with only one other comparable fund, relative comparisons of performance were less useful that in the Performance Group were larger.
•	SA Small Cap Index Portfolio (advised by SunAmerica). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses and noted that in 2019 management added a breakpoint to the investment advisory fee for the Portfolio, which resulted in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion. The Board further noted that SunAmerica has contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 4 basis points at each applicable breakpoint. The Board further noted that there is an expense limitation of 0.41% and 0.66% on Class 1 and Class 3 shares, respectively.

SunAmerica Series Trust
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited) — (continued)

    The Board considered that the Portfolio performed below its benchmark index and the medians of its Performance Group for the one-, three- and five-year periods and the period since inception.  The Board took account of management’s discussion of the Portfolio’s performance and noted the narrower range of underperformance relative to the benchmark and medians.
•	SA T. Rowe Asset Allocation Growth Portfolio (subadvised by T. Rowe Price). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.81% and 1.06% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees and expenses.
    The Board considered that the Portfolio performed above its benchmark index for the one-, three- and five-year periods and the period since inception.  The Board further considered that the Portfolio performed above the medians of its Performance Group for the same periods.
•	SA T. Rowe Price VCP Balanced Portfolio (subadvised by T. Rowe Price). The Board noted that actual management fees were below and total expenses were at medians of its Expense Group. The Board further noted that there is an expense limitation of 0.90% and 1.15% on Class 1 and Class 3 shares, respectively.
    The Board considered that the Portfolio performed above its benchmark index for the one- and five-year periods and the period since inception and below that index for the three-year period.  The Board further considered that the Portfolio performed above the medians of its Performance Group for the one- and three-year periods and at the medians for the five-year period and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance.
•	SA VCP Dynamic Allocation Portfolio (advised/subadvised by SunAmerica and AB). The Board noted that actual management fees were above and total expenses were below the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees. The Board also noted that SunAmerica has agreed to a contractual fee waiver such that the advisory fee payable by the Portfolio is equal to 0.25% of the Portfolio’s average daily net assets on the first $1.5 billion, 0.22% on the next $1.5 billion, 0.20% on the next $5 billion and 0.19% over $8 billion.
    The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods.  The Board also noted that the Portfolio performed at the median of its Performance Group for the one-year period and below the medians for the three-, five- and ten-year periods.  The Board took account of management’s discussion of the Portfolio’s performance, including the Portfolio’s volatility control formula.
•	SA VCP Dynamic Strategy Portfolio (advised/subadvised by SunAmerica and AB). The Board noted that actual management fees were above and total expenses were below the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees.
    The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods.  The Board also considered that the Portfolio performed at the median of its Performance Group for the one-year period and below the medians for the three-, five- and ten-year periods.  The Board took account of management’s discussion of the Portfolio’s performance, including the Portfolio’s volatility control formula.
•	SA VCP Index Allocation Portfolio (advised by SunAmerica). The Board noted that actual management fees were at and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.28% and 0.53% on Class 1 and Class 3 shares, respectively.
    The Board considered that the Portfolio performed above its benchmark index for the one-, three- and five-year periods and the period since inception.  The Board also considered that the Portfolio performed above the medians of its Performance Group for the same periods.
    The Trustees noted that expense and performance information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds.
    Cost of Services & Benefits Derived.
    With respect to indirect costs and benefits, the Board was informed, based on management’s judgment, that any indirect costs incurred by SunAmerica in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust did not impact the reasonableness of the advisory fee.  The Board considered that SunAmerica is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust’s Portfolios pursuant to an arrangement between SunAmerica and certain affiliated life insurance companies (the “Life Companies”). The Board considered that the Trust also pays VALIC Retirement Services Company, an affiliate of SunAmerica, a fee for the provision of recordkeeping and shareholder services to contract owners and participants.
    In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolios’ shares, which amounts may be significant.  It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations.  In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held by applicable Portfolios.  The Board considered that the Life Companies receive financial support from SunAmerica and certain Subadvisers for distribution-related activities, including administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training (including training of registered representatives of Corebridge Capital Services, Inc., an affiliate of SunAmerica) to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives.  It was noted that such payments may be derived from 12b‑1 (service) fees that are deducted directly from the assets of the Portfolios or from investment management fees received by SunAmerica or the Subadvisers.  In addition, the Board considered that, because shares of the Portfolios are offered as investment options through variable annuity or life contracts issued by the Life Companies (the “Variable Contracts”), the investment objectives, strategies and performance of the Portfolios may positively or negatively impact a Life Company’s ability to hedge and the related hedging costs associated with guarantees that the Life Company may provide as the issuer of the Variable Contracts.

SunAmerica Series Trust
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited) — (continued)

    The Board concluded that any benefits that SunAmerica and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were reasonable.
    Profitability and Economies of Scale.
    The Board received information related to SunAmerica’s profitability as well as the profitability of certain affiliates with respect to the services they provide to the Trust’s Portfolios.  The profitability analysis reflected the relationship between SunAmerica and the affiliated Life Companies.  The Board considered that, pursuant to administrative services agreements between SunAmerica and each of the Life Companies, SunAmerica pays a fee to each Life Company at an annual rate of 25 basis points of the average daily net assets of the Portfolios that are held by the corresponding separate accounts of each Life Company, in exchange for certain administrative services provided to the Portfolios. The Board determined that the profitability to SunAmerica in connection with its relationship to the Trust was reasonable.  In addition, the Board considered the Investment Management Profitability Analysis prepared by an independent information service, Broadridge, and noted that SunAmerica’s profitability was generally in the range of the profitability of companies contained in the report.
    It was noted that the subadvisory fees paid pursuant to the Subadvisory Agreements are paid by SunAmerica out of the advisory fees that it receives under the Advisory Agreement.  The Trustees also relied on the ability of SunAmerica to negotiate the Subadvisory Agreements and the fees thereunder at arm’s length.  It was noted that SunAmerica reviewed a number of factors in determining appropriate subadvisory fees payable to each Subadviser.  Such factors include review of (1) style class peers primarily within the variable annuity universe; (2) key competitor analysis; (3) portfolio analysis; and (4) special considerations such as competitor subaccount characteristics, uniqueness of the product and the manager’s prestige. The Board determined that the profitability to each Subadviser in connection with its relationship with the respective Portfolios is therefore not a material factor in their consideration of the Subadvisory Agreements.
    The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale.  It was noted that the advisory fees of nearly all Portfolios contain breakpoints that will reduce the fees paid by a Portfolio as its assets increase.  The Board also considered that SunAmerica has voluntarily agreed to waive fees in certain instances, which was noted earlier in the discussion of fees.  It was noted that as a result of being part of a complex of mutual funds advised or administered by SunAmerica, the Trust is able to share common resources and may share certain expenses, which could result in a Portfolio experiencing lower expenses than it otherwise would achieve if the Trust were a stand-alone entity.  The Board considered that management believed that the Portfolios’ existing fee schedules and the fee schedules for those Portfolios for which management proposed reductions or waivers reflect the economies of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size.  The Board concluded that any potential economies of scale are currently being shared between the Trust and SunAmerica in an appropriate manner.
    The Board considered that certain Subadvisory Agreements also contain breakpoints in the fee schedules, however, since SunAmerica, and not the Trust, is responsible for the payment of the fees pursuant to the Subadvisory Agreements, the Trust does not directly benefit from any reduction in subadvisory fee rates.  For similar reasons as stated above with respect to the Subadvisers’ profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Portfolios are not a material factor in its consideration at this time.
    Terms of Advisory Contracts.
    The Board, including the Independent Trustees, reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken by SunAmerica and the Subadvisers as discussed above.  The Board considered that SunAmerica pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the officers of the Trust who are employees of SunAmerica.  The Board also reviewed the terms of payment for services rendered and noted that SunAmerica compensates the Subadvisers out of the fees it receives from the Trust.  The Board noted that each Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations.  The Board also considered other terms and conditions of the Advisory Contracts.
    Conclusions.
    In reaching its decision to recommend the renewal of the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors.  Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SunAmerica and the Subadvisers possess the capability and resources to perform the duties required of them under their respective Advisory Contracts.
    Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that:  (1) the terms of the Advisory Contracts are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates and subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Annuity Service Center
P.O. Box 15570
Amarillo, TX 79105-5570
(03/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 15.

Item 16. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the Principal Executive Officer and Principal Financial Officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the Principal Executive Officer and Principal Financial Officer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics (EXHIBIT 99.406.CODE OF ETHICS)

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By: /s/ John T. Genoy

John T. Genoy

Principal Executive Officer

Date: April 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy

John T. Genoy

Principal Executive Officer

Date: April 10, 2025

By: /s/ Gregory R. Kingston

Gregory R. Kingston

Principal Financial Officer

Date: April 10, 2025